UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05186

Exact name of registrant as specified in charter:	Advanced Series Trust

(This Form N-CSR relates solely to the Registrant’s 9 portfolios listed in Appendix A)

Address of principal executive offices:	655 Broad Street, 6th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2022

Date of reporting period:	06/30/2022

Item 1 – Reports to Stockholders

Advanced Series Trust

SEMIANNUAL REPORT	June 30, 2022

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports for other portfolios. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about each portfolio’s holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2022, were not audited; and accordingly, no auditor’s opinion is expressed on them.

Please note that this report may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

AST Academic Strategies Asset Allocation Portfolio
AST Capital Growth Asset Allocation Portfolio
AST Global Bond Portfolio
AST J.P. Morgan Global Thematic Portfolio
AST J.P. Morgan Tactical Preservation Portfolio
AST T. Rowe Price Asset Allocation Portfolio
AST T. Rowe Price Growth Opportunities Portfolio

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Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2022

∎  LETTER TO CONTRACT OWNERS

∎  PRESENTATION OF PORTFOLIO HOLDINGS

∎  FEES AND EXPENSES

∎  FINANCIAL REPORTS

Section A	Schedule of Investments, Financial Statements, and Financial Highlights

	Glossary	A1
	AST Academic Strategies Asset Allocation Portfolio	A3
	AST Capital Growth Asset Allocation Portfolio	A84
	AST Global Bond Portfolio	A157
	AST J.P. Morgan Global Thematic Portfolio	A218
	AST J.P. Morgan Tactical Preservation Portfolio	A256
	AST T. Rowe Price Asset Allocation Portfolio	A296
	AST T. Rowe Price Growth Opportunities Portfolio	A354

Section B	Notes to Financial Statements

∎  APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2022

∎  DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. Despite today’s uncertainties, we remain strong and ready to serve and support you. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 145 years. You can count on our history of financial stability. We are diversified for endurance. Our balanced mix of risks and businesses positions us well to manage through any economic environment. We’ve applied the lessons from decades of challenges to be stronger, because we are committed to keeping our promises to you.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. A strong sense of social responsibility for our clients, our employees, and our communities has been embedded in the company since our founding. It guides our efforts to help our customers achieve peace of mind through financial wellness.

We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin
President,
Advanced Series Trust	July 31, 2022

Advanced Series Trust Presentation of Portfolio Holdings — unaudited	June 30, 2022

AST Academic Strategies Asset Allocation (As of 06/30/2022)

Ten Largest Holdings	Asset Class	% of Net Assets

AST PGIM Fixed Income Central Fund	Core Bond	4.5%

iShares Core S&P 500 ETF	Exchange-Traded Funds	2.2%

U.S. Treasury Inflation Indexed Bonds, TIPS, 0.125%, 01/15/31	U.S. Treasury Obligations	1.0%

U.S. Treasury Inflation Indexed Bonds, TIPS, 0.500%, 01/15/28	U.S. Treasury Obligations	1.0%

Prologis, Inc. REIT	Equity Real Estate Investment Trusts (REITs)	1.0%

AST ClearBridge Dividend Growth Portfolio	Large/Mid-Cap Blend	0.9%

U.S. Treasury Inflation Indexed Bonds, TIPS, 0.500%, 04/15/24	U.S. Treasury Obligations	0.8%

U.S. Treasury Inflation Indexed Bonds, TIPS, 0.125%, 01/15/30	U.S. Treasury Obligations	0.8%

Apple, Inc.	Technology Hardware, Storage & Peripherals	0.8%

U.S. Treasury Notes, 0.750%, 01/31/28	U.S. Treasury Obligations	0.8%

AST Capital Growth Asset Allocation (As of 06/30/2022)

Ten Largest Holdings	Line of Business	% of Net Assets

AST PGIM Fixed Income Central Fund	Core Bond	6.3%

AST Large-Cap Growth Portfolio	Large/Mid-Cap Growth	3.6%

AST ClearBridge Dividend Growth Portfolio	Large/Mid-Cap Blend	2.4%

AST Large-Cap Value Portfolio	Large/Mid-Cap Value	2.0%

Apple, Inc.	Technology Hardware, Storage & Peripherals	2.0%

Microsoft Corp.	Software	1.9%

SPDR S&P 500 ETF Trust	Exchange-Traded Funds	1.5%

AST Small-Cap Value Portfolio	Small-Cap Value	1.4%

AST T. Rowe Price Natural Resources Portfolio	Sector	0.9%

iShares Russell 1000 Growth ETF	Exchange-Traded Funds	0.9%

AST Global Bond (As of 06/30/2022)

Credit Quality		% of Total Investments

AAA		39.3%

AA		14.5%

A		14.6%

BBB		17.4%

BB		3.6%

B		0.9%

CCC and Below		0.3%

NR		6.4%

Cash/Cash Equivalents		3.0%

Total Investments		100.0%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Credit ratings reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated (NR) category consists of securities that have not been rated by a NRSRO. Ratings category may include derivative instruments that could have a negative value. Credit ratings are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2022

AST J.P. Morgan Global Thematic (As of 06/30/2022)

Ten Largest Holdings	Line of Business	Country	% of Net Assets

U.S. Treasury Notes, 0.125%, 01/31/23	U.S. Treasury Obligations	United States	1.8%

Microsoft Corp.	Software	United States	1.7%

U.S. Treasury Notes, 0.250%, 06/15/24	U.S. Treasury Obligations	United States	1.4%

U.S. Treasury Notes, 0.750%, 05/31/26	U.S. Treasury Obligations	United States	1.3%

Amazon.com, Inc.	Internet & Direct Marketing Retail	United States	1.1%

AbbVie, Inc.	Biotechnology	United States	0.9%

Apple, Inc.	Technology Hardware, Storage & Peripherals	United States	0.9%

U.S. Treasury Notes, 2.625%, 05/31/27	U.S. Treasury Obligations	United States	0.8%

Bristol-Myers Squibb Co.	Pharmaceuticals	United States	0.8%

Government National Mortgage Assoc., 3.000%, 10/20/51	U.S. Government Agency Obligations	United States	0.7%

AST J.P. Morgan Tactical Preservation (As of 06/30/2022)

Ten Largest Holdings	Line of Business	% of Net Assets

U.S. Treasury Notes, 0.125%, 01/31/23	U.S. Treasury Obligations	1.5%

U.S. Treasury Notes, 1.125%, 01/15/25	U.S. Treasury Obligations	1.5%

U.S. Treasury Notes, 0.250%, 03/15/24	U.S. Treasury Obligations	1.4%

U.S. Treasury Notes, 2.625%, 05/31/27	U.S. Treasury Obligations	1.2%

U.S. Treasury Notes, 0.125%, 04/30/23	U.S. Treasury Obligations	1.1%

Federal Home Loan Mortgage Corp., 2.000%, 03/01/51	U.S. Government Agency Obligations	1.1%

U.S. Treasury Notes, 0.375%, 01/31/26	U.S. Treasury Obligations	0.9%

U.S. Treasury Notes, 0.375%, 04/15/24	U.S. Treasury Obligations	0.9%

Microsoft Corp.	Software	0.9%

U.S. Treasury Notes, 1.125%, 02/29/28	U.S. Treasury Obligations	0.8%

AST T. Rowe Price Asset Allocation (As of 06/30/2022)

Ten Largest Holdings	Line of Business	% of Net Assets

Apple, Inc.	Technology Hardware, Storage & Peripherals	2.2%

Microsoft Corp.	Software	2.0%

Amazon.com, Inc.	Internet & Direct Marketing Retail	1.0%

Alphabet, Inc. (Class C Stock)	Interactive Media & Services	0.9%

Federal National Mortgage Assoc., 3.000%, TBA	U.S. Government Agency Obligations	0.9%

U.S. Treasury Bonds, 3.250%, 05/15/42	U.S. Treasury Obligations	0.7%

Tesla, Inc.	Automobiles	0.6%

U.S. Treasury Notes, 1.375%, 11/15/31	U.S. Treasury Obligations	0.6%

U.S. Treasury Notes, 2.750%, 04/30/27	U.S. Treasury Obligations	0.6%

UnitedHealth Group, Inc.	Health Care Providers & Services	0.5%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2022

AST T. Rowe Price Growth Opportunities (As of 06/30/2022)

Ten Largest Holdings	Line of Business	% of Net Assets

Microsoft Corp.	Software	2.4%

Apple, Inc.	Technology Hardware, Storage & Peripherals	1.4%

Alphabet, Inc. (Class C Stock)	Interactive Media & Services	1.3%

UnitedHealth Group, Inc.	Health Care Providers & Services	1.2%

Federal National Mortgage Assoc., 3.000%, TBA	U.S. Government Agency Obligations	1.1%

AstraZeneca PLC (United Kingdom), ADR	Pharmaceuticals	1.1%

Chubb Ltd.	Insurance	0.8%

Becton, Dickinson & Co.	Health Care Equipment & Supplies	0.8%

Amazon.com, Inc.	Internet & Direct Marketing Retail	0.8%

Visa, Inc. (Class A Stock)	IT Services	0.8%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2022

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses.This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options.This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options.To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges.Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

AST Academic Strategies Asset Allocation	Actual	$1,000.00	$ 867.10	1.10%	$5.09

	Hypothetical	$1,000.00	$1,019.34	1.10%	$5.51

AST Capital Growth Asset Allocation	Actual	$1,000.00	$ 822.00	0.87%	$3.93

	Hypothetical	$1,000.00	$1,020.48	0.87%	$4.36

AST Global Bond	Actual	$1,000.00	$ 899.50	0.84%	$3.96

	Hypothetical	$1,000.00	$1,020.63	0.84%	$4.21

AST J.P. Morgan Global Thematic	Actual	$1,000.00	$ 830.60	1.04%	$4.72

	Hypothetical	$1,000.00	$1,019.64	1.04%	$5.21

AST J.P. Morgan Tactical Preservation	Actual	$1,000.00	$ 853.90	0.91%	$4.18

	Hypothetical	$1,000.00	$1,020.28	0.91%	$4.56

AST T. Rowe Price Asset Allocation	Actual	$1,000.00	$ 827.80	0.86%	$3.90

	Hypothetical	$1,000.00	$1,020.53	0.86%	$4.31

AST T. Rowe Price Growth Opportunities	Actual	$1,000.00	$ 812.40	0.97%	$4.36

	Hypothetical	$1,000.00	$1,019.98	0.97%	$4.86

* Portfolio expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2022, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

Glossary

The following abbreviations are used in the Portfolios’ descriptions:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
CNY	China Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A — Annual payment frequency for swaps

ABX — Asset-Backed Securities Index

Aces — Alternative Credit Enhancements Securities

ADR — American Depositary Receipt

AQUIS — Aquis Exchange

ASX — Australian Securities Exchange

BABs — Build America Bonds

BATE — CBOE- Europe – BXE Order Books

BBR — New Zealand Bank Bill Rate

BBSW — Australian Bank Bill Swap Reference Rate

BROIS — Brazil Overnight Index Swap

BTP — Buoni del Tesoro Poliennali

BUBOR — Budapest Interbank Offered Rate

CDI — Chess Depository Interest

CDOR — Canadian Dollar Offered Rate

CDS — Credit Default Swap

CDX — Credit Derivative Index

CIBOR — Copenhagen Interbank Offered Rate

CLO — Collateralized Loan Obligation

CLOIS — Sinacofi Chile Interbank Rate Average

CMBX — Commercial Mortgage-Backed Index

CME — Chicago Mercantile Exchange

CMT — Constant Maturity Treasury

COOIS — Colombia Overnight Interbank Reference Rate

COP — Certificates of Participation

CPI — Consumer Price Index

CVA — Certificate Van Aandelen (Bearer)

CVT — Convertible Security

DJ — Dow Jones

EAFE — Europe, Australasia, Far East

EMTN — Euro Medium Term Note

ETF — Exchange-Traded Fund

EURIBOR — Euro Interbank Offered Rate

EuroSTR — Euro Short-Term Rate

FHLMC — Federal Home Loan Mortgage Corporation

FREMF — Freddie Mac Mortgage Trust

FTSE — Financial Times Stock Exchange

GDR — Global Depositary Receipt

GMTN — Global Medium Term Note

HIBOR — Hong Kong Interbank Offered Rate

HICP — Harmonised Index of Consumer Prices

iBoxx — Bond Market Indices

IO — Interest Only (Principal amount represents notional)

iTraxx — International Credit Derivative Index

JIBAR — Johannesburg Interbank Agreed Rate

KLIBOR — Kuala Lumpur Interbank Offered Rate

KWCDC — Korean Won Certificate of Deposit

LIBOR — London Interbank Offered Rate

LME — London Metal Exchange

LP — Limited Partnership

M — Monthly payment frequency for swaps

MASTR — Morgan Stanley Structured Asset Security

SEE NOTES TO FINANCIAL STATEMENTS

A1

Glossary (CONTINUED)

MosPRIME — Moscow Prime Offered Rate

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

NASDAQ — National Association of Securities Dealers Automated Quotations

NIBOR — Norwegian Interbank Offered Rate

NSA — Non-Seasonally Adjusted

NVDR — Non-voting Depositary Receipt

NYSE — New York Stock Exchange

OAT — Obligations Assimilables du Tresor

OBX — Oslo Stock Exchange

OFZ — Obligatsyi Federal’novo Zaima (Federal Loan Obligations)

OOTC — OTC Bulletin Board – Other OTC

OTC — Over-the-counter

PIK — Payment-in-Kind

PJSC — Public Joint-Stock Company

PO — Principal Only

PRFC — Preference Shares

PRI — Primary Rate Interface

PRIBOR — Prague Interbank Offered Rate

Q — Quarterly payment frequency for swaps

RBOB — Reformulated Gasoline Blendstock for Oxygen Blending

REITs — Real Estate Investment Trust

REMICS — Real Estate Mortgage Investment Conduit Security

S — Semiannual payment frequency for swaps

S&P — Standard & Poor’s

SARON — Swiss Average Rate Overnight

SDR — Sweden Depositary Receipt

SGMX — Sigma X MTF

SGX — Singapore Exchange

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Overnight Index Average

SORA — Singapore Overnight Rate Average

SPDR — Standard & Poor’s Depositary Receipts

SPI — Share Price Index

STIBOR — Stockholm Interbank Offered Rate

STOXX — Stock Index of the Eurozone

STRIPs — Separate Trading of Registered Interest and Principal of Securities

T — Swap payment upon termination

TBA — To Be Announced

TELBOR — Tel Aviv Interbank Offered Rate

TIPS — Treasury Inflation-Protected Securities

TONAR — Tokyo Overnight Average Rate

TOPIX — Tokyo Stock Price Index

TRQX — Turquoise Stock Exchange

TSE — Toronto Stock Exchange

ULSD — Ultra-Low Sulfur Diesel

USOIS — United States Overnight Index Swap

UTS — Unit Trust Security

WIBOR — Warsaw Interbank Offered Rate

WTI — West Texas Intermediate

XASX — Australian Stock Exchange

XHKG — Hong Kong Stock Exchange

XLON — London Stock Exchange

XNGS — NASDAQ Global Select Exchange

SEE NOTES TO FINANCIAL STATEMENTS

A2

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 70.3%

AFFILIATED MUTUAL FUNDS — 8.2%
AST ClearBridge Dividend Growth Portfolio*	975,371	$25,164,561
AST Emerging Markets Equity Portfolio*	1,590,794	13,283,133
AST High Yield Portfolio*	1,924,391	20,687,199
AST PGIM Fixed Income Central Fund*	13,319,071	134,123,044
AST Small-Cap Growth Opportunities Portfolio*	343,748	7,459,334
AST Small-Cap Growth Portfolio*	108,175	6,196,243
AST Small-Cap Value Portfolio*	428,912	13,720,902
AST T. Rowe Price Natural Resources Portfolio*	426,801	10,909,034
AST Western Asset Emerging Markets Debt Portfolio*	1,066,402	10,994,601

TOTAL AFFILIATED MUTUAL FUNDS (cost $244,667,627)(wd)		242,538,051

COMMON STOCKS — 36.5%
Aerospace & Defense — 0.3%
Airbus SE (France)	431	41,954
BAE Systems PLC (United Kingdom)	70,906	715,863
Dassault Aviation SA (France)	800	124,744
General Dynamics Corp.	2,000	442,500
HEICO Corp. (Class A Stock)	395	41,625
Howmet Aerospace, Inc.	31,400	987,530
Lockheed Martin Corp.	4,710	2,025,112
Northrop Grumman Corp.	3,683	1,762,573
Raytheon Technologies Corp.	16,200	1,556,982
Singapore Technologies Engineering Ltd. (Singapore)	50,000	146,999
Textron, Inc.	3,300	201,531
Thales SA (France)	1,784	218,803
TransDigm Group, Inc.*	2,100	1,127,007

		9,393,223

Air Freight & Logistics — 0.2%
Deutsche Post AG (Germany)	22,837	858,093
DSV A/S (Denmark)	16,764	2,356,953
FedEx Corp.	5,100	1,156,221
United Parcel Service, Inc. (Class B Stock)	2,670	487,382
Yamato Holdings Co. Ltd. (Japan)	42,400	679,100

		5,537,749

Airlines — 0.1%
Alaska Air Group, Inc.*	7,500	300,375
Southwest Airlines Co.*	31,200	1,126,944

		1,427,319

Auto Components — 0.1%
Bridgestone Corp. (Japan)	12,700	463,081
Cie Generale des Etablissements Michelin SCA (France)	62,924	1,713,555
Gentex Corp.	9,800	274,106
Koito Manufacturing Co. Ltd. (Japan)	41,800	1,317,750
Magna International, Inc. (Canada)(a)	2,163	118,749

	Shares	Value

COMMON STOCKS (continued)
Auto Components (cont’d.)
Stanley Electric Co. Ltd. (Japan)	7,600	$123,982

		4,011,223

Automobiles — 0.8%
Bayerische Motoren Werke AG (Germany)	31,861	2,452,094
BYD Co. Ltd. (China) (Class H Stock)	55,629	2,232,242
Ferrari NV (Italy)	15,856	2,911,381
Ford Motor Co.	72,100	802,473
Hero MotoCorp Ltd. (India)	4,835	166,811
Kia Corp. (South Korea)	3,792	226,932
Mahindra & Mahindra Ltd. (India)	31,664	440,174
Maruti Suzuki India Ltd. (India)	2,834	305,239
Mazda Motor Corp. (Japan)	16,000	129,754
Mercedes-Benz Group AG (Germany)	18,686	1,081,067
Stellantis NV	170,005	2,103,517
Tesla, Inc.*	10,908	7,345,665
Toyota Motor Corp. (Japan)	155,700	2,393,350
Volkswagen AG (Germany)	802	146,653
Yamaha Motor Co. Ltd. (Japan)	36,600	670,317

		23,407,669

Banks — 1.8%
ABN AMRO Bank NV (Netherlands), 144A, CVA	3,831	43,149
Australia & New Zealand Banking Group Ltd. (Australia)	65,602	997,283
Banco Bilbao Vizcaya Argentaria SA (Spain)	64,191	291,164
Banco Santander SA (Spain)	991,642	2,798,387
Bank Hapoalim BM (Israel)	296,269	2,481,483
Bank Leumi Le-Israel BM (Israel)	332,602	2,956,610
Bank of America Corp.	63,726	1,983,790
Bank of China Ltd. (China) (Class H Stock)*	572,000	228,442
Bank of Ireland Group PLC (Ireland)	45,882	289,732
Barclays PLC (United Kingdom)	1,751,795	3,283,029
BNP Paribas SA (France)	57,356	2,748,954
BOC Hong Kong Holdings Ltd. (China)	43,000	169,983
CaixaBank SA (Spain)	41,596	144,765
China Construction Bank Corp. (China) (Class H Stock)	1,116,000	750,683
Citigroup, Inc.	36,200	1,664,838
Citizens Financial Group, Inc.	29,700	1,059,993
Commerzbank AG (Germany)*	9,716	68,164
Commonwealth Bank of Australia (Australia)	7,545	470,465
Credicorp Ltd. (Peru)	1,751	209,963
Credit Agricole SA (France)	11,481	105,335
DBS Group Holdings Ltd. (Singapore)	208,700	4,465,883
DNB Bank ASA (Norway)	7,100	127,095
East West Bancorp, Inc.	1,281	83,009
Emirates NBD Bank PJSC (United Arab Emirates)	48,272	173,677
Erste Group Bank AG (Austria)	24,057	607,182
Hana Financial Group, Inc. (South Korea)	11,086	337,262
HDFC Bank Ltd. (India), ADR	22,921	1,259,738

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
HSBC Holdings PLC (United Kingdom)	110,905	$725,092
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	313,000	185,847
ING Groep NV (Netherlands)	129,722	1,286,419
Intesa Sanpaolo SpA (Italy)	158,499	296,187
Israel Discount Bank Ltd. (Israel) (Class A Stock)	35,931	186,807
JPMorgan Chase & Co.	26,065	2,935,180
KB Financial Group, Inc. (South Korea)	7,680	284,849
KBC Group NV (Belgium)	2,264	127,110
KeyCorp.	33,200	572,036
Komercni Banka A/S (Czech Republic)	6,349	180,036
Lloyds Banking Group PLC (United Kingdom)	3,028,822	1,559,790
M&T Bank Corp.	1,200	191,268
Mediobanca Banca di Credito Finanziario SpA (Italy)	5,830	50,532
National Australia Bank Ltd. (Australia)	118,043	2,230,581
NatWest Group PLC (United Kingdom)	1,311,356	3,501,821
NU Holdings Ltd. (Brazil) (Class A Stock)*(a)	178,858	668,929
Pinnacle Financial Partners, Inc.	1,174	84,892
PNC Financial Services Group, Inc. (The)	3,555	560,872
Popular, Inc. (Puerto Rico)	9,700	746,221
Sberbank of Russia PJSC (Russia), ADR*^	37,769	4
Societe Generale SA (France)	14,592	320,688
Synovus Financial Corp.	5,200	187,460
Tisco Financial Group PCL (Thailand)	220,800	553,390
Truist Financial Corp.	51,507	2,442,977
U.S. Bancorp	15,916	732,454
United Overseas Bank Ltd. (Singapore)	27,100	512,490
Wells Fargo & Co.	77,602	3,039,670
Wintrust Financial Corp.	542	43,441

		54,007,101

Beverages — 0.5%
Ambev SA (Brazil)	60,600	154,932
Coca-Cola Co. (The)	60,525	3,807,628
Diageo PLC (United Kingdom)	6,693	288,213
Diageo PLC (United Kingdom), ADR	1,435	249,862
Heineken Holding NV (Netherlands)	2,576	187,920
Heineken NV (Netherlands)	2,592	236,896
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. (China) (Class A Stock)	7,000	191,707
Keurig Dr. Pepper, Inc.(a)	12,900	456,531
Kirin Holdings Co. Ltd. (Japan)	43,200	680,119
PepsiCo, Inc.	22,084	3,680,519
Pernod Ricard SA (France)	12,633	2,319,160
Remy Cointreau SA (France)	7,562	1,324,560

		13,578,047

Biotechnology — 0.5%
AbbVie, Inc.	20,288	3,107,310
Amgen, Inc.	900	218,970
Argenx SE (Netherlands), ADR*(a)	6,408	2,427,863
BioMarin Pharmaceutical, Inc.*	2,900	240,323

	Shares	Value

COMMON STOCKS (continued)
Biotechnology (cont’d.)
Exelixis, Inc.*	56,300	$1,172,166
Gilead Sciences, Inc.	23,300	1,440,173
Horizon Therapeutics PLC*	1,574	125,543
Moderna, Inc.*	10,400	1,485,640
Regeneron Pharmaceuticals, Inc.*	654	386,599
Sarepta Therapeutics, Inc.*	3,000	224,880
United Therapeutics Corp.*	1,800	424,152
Vertex Pharmaceuticals, Inc.*	7,504	2,114,552

		13,368,171

Building Products — 0.3%
AGC, Inc. (Japan)	55,500	1,925,048
Assa Abloy AB (Sweden) (Class B Stock)	24,024	511,801
Builders FirstSource, Inc.*	5,700	306,090
Carlisle Cos., Inc.	5,700	1,360,077
Cie de Saint-Gobain (France)	56,250	2,420,920
Owens Corning	11,300	839,703
Trane Technologies PLC	1,833	238,052
Xinyi Glass Holdings Ltd. (China)	61,000	146,226

		7,747,917

Capital Markets — 0.9%
3i Group PLC (United Kingdom)	112,746	1,519,754
Ameriprise Financial, Inc.	5,089	1,209,553
Bank of New York Mellon Corp. (The)	28,900	1,205,419
Blackstone, Inc.	2,146	195,780
Cboe Global Markets, Inc.	5,900	667,821
Charles Schwab Corp. (The)	6,700	423,306
CME Group, Inc.	4,300	880,210
Daiwa Securities Group, Inc. (Japan)	33,007	147,127
Deutsche Bank AG (Germany)	48,575	424,243
FactSet Research Systems, Inc.	1,500	576,855
Goldman Sachs Group, Inc. (The)	8,168	2,426,059
Intercontinental Exchange, Inc.	5,400	507,816
Janus Henderson Group PLC(a)	4,400	103,444
Julius Baer Group Ltd. (Switzerland)	9,430	434,689
Lazard Ltd. (Class A Stock)(a)	1,300	42,133
Macquarie Group Ltd. (Australia)	27,887	3,165,930
Morgan Stanley	18,205	1,384,672
Morningstar, Inc.	2,500	604,575
S&P Global, Inc.	876	295,265
SBI Holdings, Inc. (Japan)	99,900	1,956,411
Singapore Exchange Ltd. (Singapore)	164,900	1,123,348
State Street Corp.	18,000	1,109,700
Stifel Financial Corp.	9,100	509,782
UBS Group AG (Switzerland)	298,426	4,819,105
Virtu Financial, Inc. (Class A Stock)	6,100	142,801

		25,875,798

Chemicals — 0.6%
Arkema SA (France)	1,554	138,744
Ashland Global Holdings, Inc.	2,500	257,625
Celanese Corp.	3,600	423,396
CF Industries Holdings, Inc.	10,100	865,873
Dow, Inc.	20,136	1,039,219
DuPont de Nemours, Inc.	15,800	878,164
Eastman Chemical Co.	5,455	489,695

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Chemicals (cont’d.)
Givaudan SA (Switzerland)	379	$1,332,140
Huntsman Corp.	5,600	158,760
ICL Group Ltd. (Israel)	161,716	1,471,313
Linde PLC (United Kingdom) (NYSE)(a)	5,587	1,606,430
Linde PLC (United Kingdom) (SGMX)	2,465	706,565
Mitsubishi Chemical Group Corp. (Japan)	34,000	185,834
Mitsubishi Gas Chemical Co., Inc. (Japan)	9,600	138,255
Mitsui Chemicals, Inc. (Japan)	49,300	1,049,990
Nitto Denko Corp. (Japan)	11,400	736,879
Nutrien Ltd. (Canada)	5,840	465,086
OCI NV (Netherlands)	3,960	130,958
PPG Industries, Inc.	2,339	267,441
Shin-Etsu Chemical Co. Ltd. (Japan)	8,400	945,401
Solvay SA (Belgium)	8,394	679,537
Sumitomo Chemical Co. Ltd. (Japan)	238,500	928,562
Symrise AG (Germany)	11,159	1,216,833
Tosoh Corp. (Japan)	114,700	1,422,153
Westlake Corp.	5,200	509,704
Yara International ASA (Brazil)	18,637	779,366

		18,823,923

Commercial Services & Supplies — 0.1%
Cintas Corp.	1,000	373,530
Dai Nippon Printing Co. Ltd. (Japan)	6,000	129,253
Republic Services, Inc.	3,156	413,026
Securitas AB (Sweden) (Class B Stock)	20,039	173,076
Waste Management, Inc.	6,800	1,040,264

		2,129,149

Communications Equipment — 0.2%
Cisco Systems, Inc.	57,766	2,463,142
Nokia OYJ (Finland)	493,437	2,287,499
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	135,760	1,012,346

		5,762,987

Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	6,200	150,471
AECOM	1,900	123,918
Eiffage SA (France)	6,788	611,856
Taisei Corp. (Japan)	68,200	2,121,021
Vinci SA (France)	14,274	1,272,850

		4,280,116

Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	59,000	255,706
Eagle Materials, Inc.	9,200	1,011,448
Vulcan Materials Co.	1,103	156,736

		1,423,890

Consumer Finance — 0.1%
AEON Financial Service Co. Ltd. (Japan)	21,300	199,810

	Shares	Value

COMMON STOCKS (continued)
Consumer Finance (cont’d.)
Capital One Financial Corp.	14,000	$1,458,660
Synchrony Financial	21,200	585,544

		2,244,014

Containers & Packaging — 0.1%
Crown Holdings, Inc.	2,943	271,256
International Paper Co.	15,100	631,633
Transcontinental, Inc. (Canada) (Class A Stock)	36,581	435,096
Westrock Co.	25,000	996,000

		2,333,985

Distributors — 0.0%
LKQ Corp.	14,700	721,623

Diversified Consumer Services — 0.0%
Service Corp. International	8,833	610,537

Diversified Financial Services — 0.2%
Berkshire Hathaway, Inc. (Class B Stock)*	18,300	4,996,266
Chailease Holding Co. Ltd. (Taiwan)	67,200	470,504
EXOR NV (Netherlands)	2,700	168,513
Investor AB (Sweden) (Class A Stock)	13,140	236,246
ORIX Corp. (Japan)	27,300	456,509

		6,328,038

Diversified Telecommunication Services — 0.6%
AT&T, Inc.	99,527	2,086,086
Deutsche Telekom AG (Germany)	111,330	2,211,178
Hellenic Telecommunications Organization SA (Greece)	26,619	477,045
Koninklijke KPN NV (Netherlands)	620,544	2,210,278
Nippon Telegraph & Telephone Corp. (Japan)	13,600	390,478
Radius Global Infrastructure, Inc. (Class A Stock)*(a)	307,286	4,689,184
Spark New Zealand Ltd. (New Zealand)	165,373	495,647
Telefonica Deutschland Holding AG (Germany)	426,979	1,224,827
Telefonica SA (Spain)	119,150	606,762
Telkom Indonesia Persero Tbk PT (Indonesia)	3,046,100	818,811
Verizon Communications, Inc.	56,200	2,852,150

		18,062,446

Electric Utilities — 0.6%
American Electric Power Co., Inc.	6,375	611,618
Edison International	18,600	1,176,264
Electricite de France SA (France)	16,163	132,031
Endesa SA (Spain)(a)	86,429	1,631,876
Enel SpA (Italy)	361,392	1,980,396
Energisa SA (Brazil), UTS	58,500	450,813
Evergy, Inc.	15,500	1,011,375
Exelon Corp.	31,300	1,418,516
FirstEnergy Corp.	8,100	310,959
Fortum OYJ (Finland)	12,129	181,798
Iberdrola SA (Spain)	174,427	1,808,565
NextEra Energy, Inc.	13,885	1,075,532

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Electric Utilities (cont’d.)
NRG Energy, Inc.	9,800	$374,066
PG&E Corp.*	33,000	329,340
Power Assets Holdings Ltd. (Hong Kong)	35,500	223,396
PPL Corp.	33,600	911,568
Red Electrica Corp. SA (Spain)	9,629	182,021
SSE PLC (United Kingdom)	135,844	2,673,926
Terna - Rete Elettrica Nazionale (Italy)	31,395	246,366
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	79,742	588,909
Xcel Energy, Inc.	4,186	296,201

		17,615,536

Electrical Equipment — 0.2%
Eaton Corp. PLC	3,623	456,462
Emerson Electric Co.	16,600	1,320,364
Hubbell, Inc.	5,400	964,332
Mitsubishi Electric Corp. (Japan)	43,800	474,466
Regal Rexnord Corp.	394	44,727
Schneider Electric SE	10,296	1,216,429

		4,476,780

Electronic Equipment, Instruments & Components — 0.2%
CDW Corp.	1,400	220,584
Corning, Inc.	48,430	1,526,029
Hamamatsu Photonics KK (Japan)	3,300	127,936
Hirose Electric Co. Ltd. (Japan)	1,000	132,421
Hon Hai Precision Industry Co. Ltd. (Taiwan)	89,000	326,979
Jabil, Inc.	14,800	757,908
Keyence Corp. (Japan)	3,527	1,197,426
Keysight Technologies, Inc.*	1,900	261,915
Littelfuse, Inc.	499	126,766
Murata Manufacturing Co. Ltd. (Japan)	13,600	744,270
Shimadzu Corp. (Japan)	5,300	168,000
TDK Corp. (Japan)	9,000	276,255

		5,866,489

Energy Equipment & Services — 0.1%
Baker Hughes Co.	8,519	245,943
Halliburton Co.	18,600	583,296
Schlumberger NV	15,997	572,053

		1,401,292

Entertainment — 0.4%
Activision Blizzard, Inc.	17,620	1,371,893
GungHo Online Entertainment, Inc. (Japan)	28,500	502,568
Konami Group Corp. (Japan)	2,100	116,059
NetEase, Inc. (China), ADR(a)	6,444	601,612
Netflix, Inc.*	5,100	891,837
Nintendo Co. Ltd. (Japan)	8,600	3,730,590
Spotify Technology SA*	9,100	853,853
Walt Disney Co. (The)*	12,200	1,151,680
Warner Bros Discovery, Inc.*	90,100	1,209,142

		10,429,234

	Shares	Value

COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (REITs) — 7.8%
Acadia Realty Trust(a)	23,810	$371,912
Agree Realty Corp.(a)	74,355	5,363,226
Alexandria Real Estate Equities, Inc.(a)	2,309	334,874
American Campus Communities, Inc.	1,989	128,231
American Homes 4 Rent (Class A Stock)	119,113	4,221,365
Americold Realty Trust, Inc.(a)	110,736	3,326,509
AvalonBay Communities, Inc.	4,529	879,758
Boston Properties, Inc.	1,900	169,062
Brixmor Property Group, Inc.	20,547	415,255
Camden Property Trust	77,156	10,375,939
Community Healthcare Trust, Inc.	39,513	1,430,766
Cousins Properties, Inc.	2,530	73,952
Crown Castle International Corp.	3,500	589,330
CubeSmart	194,481	8,308,228
Dexus (Australia)	246,114	1,502,995
Digital Realty Trust, Inc.(a)	78,939	10,248,650
EPR Properties	173,864	8,159,437
Equinix, Inc.	9,108	5,984,138
Equity LifeStyle Properties, Inc.	93,914	6,618,120
Equity Residential	210,306	15,188,299
Essential Properties Realty Trust, Inc.	147,646	3,172,913
Essex Property Trust, Inc.	23,498	6,144,962
Extra Space Storage, Inc.	23,509	3,999,351
Federal Realty OP LP	10,593	1,014,174
First Industrial Realty Trust, Inc.	4,412	209,482
Gaming & Leisure Properties, Inc.	2,806	128,683
Global Medical REIT, Inc.	58,224	653,856
Goodman Group (Australia)	188,496	2,314,010
Healthcare Trust of America, Inc. (Class A Stock)	204,892	5,718,536
Highwoods Properties, Inc.	6,200	211,978
Host Hotels & Resorts, Inc..	397,407	6,231,342
Invitation Homes, Inc.	56,846	2,022,581
Kimco Realty Corp.(a)	325,252	6,430,232
Kite Realty Group Trust	158,930	2,747,900
Lamar Advertising Co. (Class A Stock)	5,000	439,850
Land Securities Group PLC (United Kingdom)	15,288	123,851
Life Storage, Inc.	76,603	8,553,491
Macerich Co. (The)(a)	163,973	1,428,205
Mapletree Commercial Trust (Singapore)	104,000	137,106
Mid-America Apartment Communities, Inc.	6,581	1,149,503
National Retail Properties, Inc.	37,809	1,625,787
National Storage Affiliates Trust	2,516	125,976
NETSTREIT Corp.(a)	222,961	4,207,274
Park Hotels & Resorts, Inc.(a)	206,885	2,807,429
Prologis, Inc.	246,523	29,003,431
Public Storage	38,780	12,125,343
Rexford Industrial Realty, Inc.	52,944	3,049,045
SBA Communications Corp.	5,784	1,851,169
Simon Property Group, Inc.	46,754	4,437,890
Stockland (Australia)	795,020	1,980,116
Sun Communities, Inc.(a)	28,553	4,550,206
UDR, Inc.	96,594	4,447,188
Ventas, Inc.	7,600	390,868

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Welltower, Inc.	243,341	$20,039,131
Weyerhaeuser Co.	40,100	1,328,112

		228,491,017

Food & Staples Retailing — 0.5%
Albertson’s Cos., Inc. (Class A Stock)	35,100	937,872
BIM Birlesik Magazalar A/S (Turkey)	50,343	244,248
Carrefour SA (France)	15,546	275,244
Coles Group Ltd. (Australia)	35,262	433,016
Costco Wholesale Corp.	5,400	2,588,112
Endeavour Group Ltd. (Australia)	33,528	174,849
J Sainsbury PLC (United Kingdom)	47,980	119,254
Jeronimo Martins SGPS SA (Portugal)	7,480	162,783
Kesko OYJ (Finland) (Class B Stock)	7,506	177,011
Koninklijke Ahold Delhaize NV (Netherlands)	117,279	3,058,494
Kroger Co. (The)(a)	3,600	170,388
Loblaw Cos. Ltd. (Canada)	8,702	784,816
Sugi Holdings Co. Ltd. (Japan)	3,300	144,863
Sysco Corp.(a)	3,438	291,233
Tesco PLC (United Kingdom)	368,099	1,143,109
US Foods Holding Corp.*	16,600	509,288
Walgreens Boots Alliance, Inc.	8,000	303,200
Wal-Mart de Mexico SAB de CV (Mexico)	134,893	464,188
Walmart, Inc.	10,984	1,335,435
Woolworths Group Ltd. (Australia)	27,811	682,761

		14,000,164

Food Products — 0.6%
Archer-Daniels-Midland Co.	6,900	535,440
Bunge Ltd.	4,900	444,381
Darling Ingredients, Inc.*	9,434	564,153
Gruma SAB de CV (Mexico) (Class B Stock)	21,663	239,204
Hershey Co. (The)	4,009	862,576
Inghams Group Ltd. (Australia)	118,363	210,894
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	31,000	180,516
Kraft Heinz Co. (The)	17,900	682,706
Lamb Weston Holdings, Inc.(a)	6,862	490,359
Nestle SA.	59,749	6,972,445
Orkla ASA (Norway)	16,781	134,232
Pilgrim’s Pride Corp.*	30,300	946,269
Post Holdings, Inc.*	2,700	222,345
Tyson Foods, Inc. (Class A Stock)	17,200	1,480,232
Viscofan SA (Spain)	2,609	143,818
WH Group Ltd. (Hong Kong), 144A	230,000	180,126
Wilmar International Ltd. (China)	885,700	2,579,447

		16,869,143

Gas Utilities — 0.0%
Enagas SA (Spain)	8,526	188,531
National Fuel Gas Co.	5,600	369,880
Osaka Gas Co. Ltd. (Japan)	9,600	183,795
Snam SpA (Italy)	52,259	273,711
Tokyo Gas Co. Ltd. (Japan)	8,400	173,834

		1,189,751

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies — 0.5%
Abbott Laboratories	31,928	$3,468,977
Alcon, Inc. (Switzerland)	27,445	1,910,905
Baxter International, Inc.	5,800	372,534
Boston Scientific Corp.*	22,895	853,297
Edwards Lifesciences Corp.*	17,800	1,692,602
Envista Holdings Corp.*(a)	16,171	623,230
Integra LifeSciences Holdings Corp.*	2,200	118,866
Intuitive Surgical, Inc.*	774	155,349
Medtronic PLC	22,800	2,046,300
Menicon Co. Ltd. (Japan)	39,005	894,195
Olympus Corp. (Japan)	8,400	168,413
Sonova Holding AG (Switzerland)	3,075	977,626
Straumann Holding AG (Switzerland)	6,837	820,905
Stryker Corp.	1,690	336,192
Teleflex, Inc.	2,100	516,285
Zimmer Biomet Holdings, Inc.	6,700	703,902

		15,659,578

Health Care Providers & Services — 0.6%
Centene Corp.*	13,210	1,117,698
Cigna Corp.	7,055	1,859,134
CVS Health Corp.	18,900	1,751,274
Elevance Health, Inc.	3,700	1,785,546
Fresenius SE & Co. KGaA (Germany)	9,734	295,413
Laboratory Corp. of America Holdings	352	82,495
McKesson Corp.	3,000	978,630
Medipal Holdings Corp. (Japan)	105,000	1,479,803
Molina Healthcare, Inc.*	469	131,137
Sonic Healthcare Ltd. (Australia)	141,985	3,238,101
UnitedHealth Group, Inc.	12,304	6,319,703

		19,038,934

Health Care Technology — 0.0%
Veeva Systems, Inc. (Class A Stock)*	1,900	376,276

Hotels, Restaurants & Leisure — 0.6%
Airbnb, Inc. (Class A Stock)*	3,500	311,780
Aristocrat Leisure Ltd. (Australia)	42,513	1,005,673
Basic-Fit NV (Netherlands), 144A*	1,446	54,620
Booking Holdings, Inc.*	130	227,369
Chipotle Mexican Grill, Inc.*	700	915,082
Churchill Downs, Inc.	5,100	976,803
Compass Group PLC (United Kingdom)	193,225	3,950,512
Evolution AB (Sweden), 144A	11,439	1,038,104
Greggs PLC (United Kingdom)	14,666	324,264
Hilton Worldwide Holdings, Inc.	11,600	1,292,704
InterContinental Hotels Group PLC (United Kingdom)	9,802	520,345
La Francaise des Jeux SAEM (France), 144A	12,647	438,460
Lottery Corp. Ltd. (The) (Australia)*	133,090	414,314
Marriott International, Inc. (Class A Stock)	11,373	1,546,842
McDonald’s Corp.	10,705	2,642,851
McDonald’s Holdings Co. Japan Ltd. (Japan)	10,740	390,984
MGM Resorts International	2,620	75,849
Penn National Gaming, Inc.*	1,408	42,831

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (cont’d.)
Sodexo SA (France)	2,398	$168,846
Starbucks Corp.	5,300	404,867
Tabcorp Holdings Ltd. (Australia)	183,351	134,615
Whitbread PLC (United Kingdom)	14,857	448,333

		17,326,048

Household Durables — 0.1%
Berkeley Group Holdings PLC (United Kingdom)*	3,080	139,312
Lennar Corp. (Class A Stock)	11,500	811,555
Open House Group Co. Ltd. (Japan)	19,500	774,668
Sony Group Corp. (Japan)	5,700	463,687
Taylor Wimpey PLC (United Kingdom)	86,960	123,705
Toll Brothers, Inc.	16,154	720,468

		3,033,395

Household Products — 0.2%
Henkel AG & Co. KGaA (Germany)	2,661	162,941
Kimberly-Clark Corp.	10,500	1,419,075
Procter & Gamble Co. (The)	26,077	3,749,612
Reckitt Benckiser Group PLC (United Kingdom)	16,044	1,204,220

		6,535,848

Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	12,600	264,726
Vistra Corp.	30,000	685,500

		950,226

Industrial Conglomerates — 0.3%
CK Hutchison Holdings Ltd. (United Kingdom)	68,000	464,632
Hitachi Ltd. (Japan)	14,200	678,954
Honeywell International, Inc.	13,300	2,311,673
Jardine Matheson Holdings Ltd. (Hong Kong)	43,300	2,273,954
Lifco AB (Sweden) (Class B Stock)	7,920	127,462
Siemens AG (Germany)	14,474	1,469,233
Smiths Group PLC (United Kingdom)	23,621	402,156
Toshiba Corp. (Japan)	56,600	2,299,411

		10,027,475

Insurance — 1.0%
Aegon NV (Netherlands)	42,036	182,217
Ageas SA/NV (Belgium)	4,602	202,223
AIA Group Ltd. (Hong Kong)	48,400	525,551
Alleghany Corp.*	97	80,811
American Financial Group, Inc.	7,400	1,027,194
American International Group, Inc.	26,700	1,365,171
Aon PLC (Class A Stock)	400	107,872
Arch Capital Group Ltd.*	9,100	413,959
Assicurazioni Generali SpA (Italy)	25,986	415,135
AXA SA (France)	43,275	988,417
Axis Capital Holdings Ltd.	2,232	127,425
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	337,600	825,978
Chubb Ltd.	12,312	2,420,293
Dai-ichi Life Holdings, Inc. (Japan)	136,200	2,489,736

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
Fairfax Financial Holdings Ltd. (Canada)	1,293	$685,173
iA Financial Corp., Inc. (Canada)	5,478	272,453
Japan Post Holdings Co. Ltd. (Japan)	207,900	1,481,231
Japan Post Insurance Co. Ltd. (Japan)	8,600	137,173
Lincoln National Corp.	6,500	304,005
Manulife Financial Corp. (Canada)	57,875	1,003,550
Marsh & McLennan Cos., Inc.	10,355	1,607,614
Medibank Private Ltd. (Australia)	64,957	145,654
MetLife, Inc.	14,653	920,062
MS&AD Insurance Group Holdings, Inc. (Japan)	9,600	293,331
NN Group NV (Netherlands)	58,048	2,637,389
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	436,000	453,198
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	94,500	641,186
Poste Italiane SpA (Italy), 144A	135,785	1,270,818
Progressive Corp. (The)	1,099	127,781
Ryan Specialty Holdings, Inc. (Class A Stock)*	1,074	42,090
Sampo OYJ (Finland) (Class A Stock)	12,529	545,523
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	3,974	616,856
Sompo Holdings, Inc. (Japan)	7,500	328,836
Suncorp Group Ltd. (Australia)	112,934	855,217
Tokio Marine Holdings, Inc. (Japan)	13,400	787,127
W.R. Berkley Corp.	8,200	559,732
Zurich Insurance Group AG (Switzerland)	3,967	1,723,498

		28,611,479

Interactive Media & Services — 0.7%
Alphabet, Inc. (Class A Stock)*	3,971	8,653,842
Alphabet, Inc. (Class C Stock)*	2,840	6,212,358
carsales.com Ltd. (Australia) (XASX)	14,191	179,447
carsales.com Ltd. (Australia) (OOTC)*	3,411	43,132
Meta Platforms, Inc. (Class A Stock)*	30,567	4,928,929
Snap, Inc. (Class A Stock)*	4,343	57,024
Tencent Holdings Ltd. (China)	18,600	834,597

		20,909,329

Internet & Direct Marketing Retail — 0.5%
Alibaba Group Holding Ltd. (China)*	12,600	179,426
Amazon.com, Inc.*	89,421	9,497,404
eBay, Inc.	29,200	1,216,764
JD.com, Inc. (China), ADR(a)	4,927	316,412
JD.com, Inc. (China) (Class A Stock)	5,645	180,529
MercadoLibre, Inc. (Brazil)*	2,362	1,504,287
ZOZO, Inc. (Japan)	29,500	530,055

		13,424,877

IT Services — 1.1%
Accenture PLC (Class A Stock)	9,800	2,720,970
Adyen NV (Netherlands), 144A*	2,001	2,911,636
Automatic Data Processing, Inc.	10,100	2,121,404
Capgemini SE (France)	16,658	2,849,794
Computershare Ltd. (Australia)	108,028	1,834,170

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
IT Services (cont’d.)
Dlocal Ltd. (Uruguay)*(a)	28,058	$736,523
Euronet Worldwide, Inc.*	1,400	140,826
Fiserv, Inc.*	6,000	533,820
FleetCor Technologies, Inc.*	233	48,956
Fujitsu Ltd. (Japan)	26,600	3,315,902
Gartner, Inc.*	5,182	1,253,163
Globant SA*	4,422	769,428
GMO Payment Gateway, Inc. (Japan)	3,440	242,367
GoDaddy, Inc. (Class A Stock)*	7,700	535,612
International Business Machines Corp.	3,328	469,880
Jack Henry & Associates, Inc.	717	129,074
Mastercard, Inc. (Class A Stock)	14,729	4,646,705
Paychex, Inc.	1,200	136,644
SCSK Corp. (Japan)	7,700	129,951
SS&C Technologies Holdings, Inc.	9,100	528,437
Tata Consultancy Services Ltd. (India)	24,812	1,028,239
VeriSign, Inc.*	900	150,597
Visa, Inc. (Class A Stock)(a)	23,017	4,531,817

		31,765,915

Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	4,500	317,362
Sankyo Co. Ltd. (Japan)	15,400	466,634
Sega Sammy Holdings, Inc. (Japan)	9,700	155,155
Shimano, Inc. (Japan)	2,400	402,474

		1,341,625

Life Sciences Tools & Services — 0.4%
Bio-Techne Corp.	700	242,648
Danaher Corp.	9,724	2,465,229
Eurofins Scientific SE (Luxembourg)	25,394	2,000,912
ICON PLC (Ireland)*	6,204	1,344,407
IQVIA Holdings, Inc.*	7,800	1,692,522
Lonza Group AG (Switzerland)	3,448	1,836,483
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	31,300	889,233
Thermo Fisher Scientific, Inc.	2,630	1,428,826
Wuxi Biologics Cayman, Inc. (China), 144A*	134,216	1,230,168

		13,130,428

Machinery — 0.4%
Aalberts NV (Netherlands)	10,880	424,815
AGCO Corp.	1,800	177,660
Atlas Copco AB (Sweden) (Class A Stock)	59,863	559,898
Atlas Copco AB (Sweden) (Class B Stock)	40,480	339,118
Caterpillar, Inc.	7,900	1,412,204
CNH Industrial NV (United Kingdom)	23,871	276,651
Daimler Truck Holding AG (Germany)*	9,160	239,314
Deere & Co.	3,418	1,023,588
Epiroc AB (Sweden) (Class A Stock)	54,896	849,329
Epiroc AB (Sweden) (Class B Stock)	10,028	135,627
Esab Corp.(a)	5,800	253,750
GEA Group AG (Germany)	32,125	1,110,208
Haitian International Holdings Ltd. (China)	68,000	173,791

	Shares	Value

COMMON STOCKS (continued)
Machinery (cont’d.)
Ingersoll Rand, Inc.	11,600	$488,128
Komatsu Ltd. (Japan)	21,600	478,550
MINEBEA MITSUMI, Inc. (Japan)	8,100	137,893
MISUMI Group, Inc. (Japan)	6,300	134,159
NGK Insulators Ltd. (Japan)	35,200	473,573
Nordson Corp.	232	46,966
OSG Corp. (Japan)	12,300	142,533
PACCAR, Inc.	13,000	1,070,420
Parker-Hannifin Corp.	6,100	1,500,905
Techtronic Industries Co. Ltd. (Hong Kong)	55,142	575,782
VAT Group AG (Switzerland), 144A	702	166,738
Westinghouse Air Brake Technologies Corp.	1,087	89,221

		12,280,821

Marine — 0.2%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	82	189,827
AP Moller - Maersk A/S (Denmark) (Class B Stock)	1,139	2,665,874
Kuehne + Nagel International AG (Switzerland)	5,307	1,253,588
Nippon Yusen KK (Japan)	4,300	294,359
SITC International Holdings Co. Ltd. (China)	575,000	1,629,047
ZIM Integrated Shipping Services Ltd. (Israel)	6,600	311,718

		6,344,413

Media — 0.2%
Comcast Corp. (Class A Stock)	63,100	2,476,044
Dentsu Group, Inc. (Japan)	31,200	935,112
Fox Corp. (Class A Stock)	8,200	263,712
Publicis Groupe SA (France)	22,334	1,093,336
WPP PLC (United Kingdom)	237,045	2,389,457

		7,157,661

Metals & Mining — 0.7%
Anglo American PLC (South Africa)	33,280	1,190,318
ArcelorMittal SA (Luxembourg)	119,476	2,692,120
Barrick Gold Corp. (Canada)	24,611	435,368
BHP Group Ltd. (Australia)	119,954	3,404,442
BlueScope Steel Ltd. (Australia)	195,160	2,128,337
Boliden AB (Sweden)	7,170	227,778
Cleveland-Cliffs, Inc.*	11,200	172,144
Fortescue Metals Group Ltd. (Australia)	43,496	524,349
Freeport-McMoRan, Inc.	38,700	1,132,362
Glencore PLC (Australia)*	432,856	2,342,376
Mineral Resources Ltd. (Australia)	3,780	125,551
Norsk Hydro ASA (Norway)	38,144	214,370
Reliance Steel & Aluminum Co.	2,100	356,706
Rio Tinto Ltd. (Australia)	9,337	662,567
Rio Tinto PLC (Australia)	73,199	4,383,157
South32 Ltd. (Australia)	125,658	341,147
Steel Dynamics, Inc.	9,600	635,040
United States Steel Corp.(a)	10,100	180,891

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Metals & Mining (cont’d.)
Vale SA (Brazil)	31,100	$455,318

		21,604,341

Multiline Retail — 0.1%
B&M European Value Retail SA (United Kingdom)	72,249	322,329
Dollar General Corp.	8,023	1,969,165
Macy’s, Inc.	27,600	505,632
Next PLC (United Kingdom)	3,473	247,880
Target Corp.	662	93,494

		3,138,500

Multi-Utilities — 0.3%
CenterPoint Energy, Inc.	34,785	1,028,940
CMS Energy Corp.	12,379	835,583
DTE Energy Co.	11,882	1,506,043
E.ON SE (Germany)	371,240	3,120,811
Engie SA (France)	86,526	996,665
Public Service Enterprise Group, Inc.	7,778	492,192
Sempra Energy	8,400	1,262,268

		9,242,502

Oil, Gas & Consumable Fuels — 1.6%
Aker BP ASA (Norway)	4,801	165,718
BP PLC (United Kingdom)	454,349	2,141,708
Canadian Natural Resources Ltd. (Canada)	2,781	149,442
Cenovus Energy, Inc. (Canada)	17,714	337,023
Cheniere Energy, Inc.	13,076	1,739,500
Chevron Corp.	29,729	4,304,165
China Petroleum & Chemical Corp. (China) (Class H Stock)	1,312,000	589,080
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	148,500	427,060
ConocoPhillips	42,139	3,784,504
Coterra Energy, Inc.	11,579	298,622
Devon Energy Corp.	15,884	875,367
Diamondback Energy, Inc.	11,793	1,428,722
Enbridge, Inc. (Canada)(a)	19,091	806,786
Eni SpA (Italy)	297,470	3,539,060
EOG Resources, Inc.	4,144	457,663
Equinor ASA (Norway)	89,006	3,105,997
Exxon Mobil Corp.	49,527	4,241,492
Inpex Corp. (Japan)	234,000	2,524,971
LUKOIL PJSC (Russia), ADR^	7,425	1
Marathon Oil Corp.	11,041	248,202
Marathon Petroleum Corp.	17,100	1,405,791
New Fortress Energy, Inc.(a)	11,200	443,184
PDC Energy, Inc.	1,339	82,496
Pembina Pipeline Corp. (Canada)	10,025	354,364
PetroChina Co. Ltd. (China) (Class H Stock)	502,000	238,168
Phillips 66	3,700	303,363
Pioneer Natural Resources Co.	7,755	1,729,985
Shell PLC (Netherlands)	178,384	4,605,240
Suncor Energy, Inc. (Canada)	21,740	762,724
Targa Resources Corp.	5,900	352,053
TotalEnergies SE (France)	41,093	2,163,426

	Shares	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Valero Energy Corp.	9,265	$984,684
Williams Cos., Inc. (The)	17,728	553,291
Woodside Energy Group Ltd. (Australia)	21,675	475,782

		45,619,634

Paper & Forest Products — 0.0%
Stora Enso OYJ (Finland) (Class R Stock)	15,624	244,452

Personal Products — 0.4%
Amorepacific Corp. (South Korea)	2,476	249,589
Coty, Inc. (Class A Stock)*	17,800	142,578
Kao Corp. (Japan)	4,200	169,262
L’Oreal SA (France)	16,305	5,635,261
Olaplex Holdings, Inc.*	15,600	219,804
Unilever PLC (United Kingdom)	113,767	5,175,053

		11,591,547

Pharmaceuticals — 2.2%
AstraZeneca PLC (United Kingdom)	16,905	2,223,884
AstraZeneca PLC (United Kingdom), ADR	11,042	729,545
Bayer AG (Germany)	43,651	2,595,493
Bristol-Myers Squibb Co.	35,309	2,718,793
Chugai Pharmaceutical Co. Ltd. (Japan)	17,200	439,566
Eli Lilly & Co.	14,524	4,709,116
GSK PLC	236,856	5,101,921
Ipsen SA (France)	23,290	2,192,927
Johnson & Johnson	21,400	3,798,714
Merck & Co., Inc.	41,372	3,771,885
Merck KGaA (Germany)	16,603	2,806,508
Novartis AG (Switzerland)	58,450	4,939,795
Novo Nordisk A/S (Denmark), ADR	3,013	335,738
Novo Nordisk A/S (Denmark) (Class B Stock)	82,011	9,123,801
Ono Pharmaceutical Co. Ltd. (Japan)	9,500	243,225
Pfizer, Inc.	81,000	4,246,830
Roche Holding AG	26,942	8,991,056
Sanofi (France)	50,184	5,044,020
Santen Pharmaceutical Co. Ltd. (Japan)	83,700	655,260
Takeda Pharmaceutical Co. Ltd. (Japan)	34,700	976,134

		65,644,211

Professional Services — 0.2%
CoStar Group, Inc.*	19,900	1,202,159
Experian PLC (United Kingdom)	10,434	305,203
Leidos Holdings, Inc.	2,994	301,526
ManpowerGroup, Inc.	1,400	106,974
Persol Holdings Co. Ltd. (Japan)	24,700	447,670
Randstad NV (Netherlands)	45,759	2,220,868
Recruit Holdings Co. Ltd. (Japan)	31,200	915,357
Robert Half International, Inc.	1,400	104,846
Wolters Kluwer NV (Netherlands)	11,023	1,069,590

		6,674,193

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Real Estate Management & Development — 0.1%
Ascendas India Trust (Singapore), UTS	227,500	$191,612
Capitaland Investment Ltd. (Singapore)	62,500	172,028
CBRE Group, Inc. (Class A Stock)*	5,400	397,494
City Developments Ltd. (Singapore)	24,000	141,022
CK Asset Holdings Ltd. (Hong Kong)	46,500	329,037
Daito Trust Construction Co. Ltd. (Japan)	1,500	129,371
ESR Group Ltd. (China), 144A*	46,200	124,630
Jones Lang LaSalle, Inc.*	600	104,916
LEG Immobilien SE (Germany)	5,433	450,885
New World Development Co. Ltd. (Hong Kong)	37,000	132,822
UOL Group Ltd. (Singapore)	26,000	137,844

		2,311,661

Road & Rail — 0.2%
AMERCO	300	143,469
CSX Corp.	12,700	369,062
J.B. Hunt Transport Services, Inc.	279	43,934
Norfolk Southern Corp.	1,710	388,666
Sankyu, Inc. (Japan)	12,200	350,561
Schneider National, Inc. (Class B Stock)	11,700	261,846
TFI International, Inc. (Canada)(a)	2,034	163,290
Uber Technologies, Inc.*	6,355	130,023
Union Pacific Corp.	10,196	2,174,603
XPO Logistics, Inc.*	12,800	616,448

		4,641,902

Semiconductors & Semiconductor Equipment — 1.1%
Advanced Micro Devices, Inc.*	8,866	677,983
Advantest Corp. (Japan)	4,400	235,041
Analog Devices, Inc.	1,274	186,119
Applied Materials, Inc.	6,700	609,566
ASML Holding NV (Netherlands)	12,318	5,862,698
Broadcom, Inc.	6,248	3,035,341
Enphase Energy, Inc.*	6,900	1,347,156
Intel Corp.	65,100	2,435,391
KLA Corp.	600	191,448
Microchip Technology, Inc.	11,600	673,728
Micron Technology, Inc.	29,400	1,625,232
Novatek Microelectronics Corp. (Taiwan)	22,000	223,125
NVIDIA Corp.	19,186	2,908,406
NXP Semiconductors NV (China)	8,229	1,218,139
ON Semiconductor Corp.*	26,100	1,313,091
QUALCOMM, Inc.	25,437	3,249,322
Renesas Electronics Corp. (Japan)*	89,300	808,210
STMicroelectronics NV (Singapore)	33,209	1,045,078
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	44,214	3,614,494
Teradyne, Inc.	4,084	365,722
Texas Instruments, Inc.	4,729	726,611
Tokyo Electron Ltd. (Japan)	1,100	361,801

		32,713,702

Software — 1.5%
Adobe, Inc.*	5,900	2,159,754

	Shares	Value

COMMON STOCKS (continued)
Software (cont’d.)
Autodesk, Inc.*	4,300	$739,428
Cadence Design Systems, Inc.*	8,800	1,320,264
Constellation Software, Inc. (Canada)	587	871,411
Crowdstrike Holdings, Inc. (Class A Stock)*	4,800	809,088
Dassault Systemes SE (France)	148,978	5,483,093
Fortinet, Inc.*(a)	28,000	1,584,240
Intuit, Inc.	702	270,579
Microsoft Corp.	85,270	21,899,894
Nemetschek SE (Germany)	4,607	277,958
Oracle Corp.	21,800	1,523,166
Palo Alto Networks, Inc.*	382	188,685
Paycom Software, Inc.*	4,500	1,260,540
Paycor HCM, Inc.*	1,548	40,248
Pegasystems, Inc.	3,500	167,440
Roper Technologies, Inc.	3,500	1,381,275
Salesforce, Inc.*	8,800	1,452,352
SAP SE (Germany)	4,269	387,721
ServiceNow, Inc.*	2,000	951,040
Synopsys, Inc.*	5,700	1,731,090
Zoom Video Communications, Inc. (Class A Stock)*	2,100	226,737

		44,726,003

Specialty Retail — 0.5%
AutoNation, Inc.*	5,800	648,208
AutoZone, Inc.*	510	1,096,051
Chow Tai Fook Jewellery Group Ltd. (China)	1,287,800	2,413,362
Fast Retailing Co. Ltd. (Japan)	1,200	627,889
Home Depot, Inc. (The)	11,400	3,126,678
Industria de Diseno Textil SA (Spain)	21,128	478,661
JD Sports Fashion PLC (United Kingdom)	1,187,622	1,672,465
Lowe’s Cos., Inc.	3,428	598,769
O’Reilly Automotive, Inc.*	459	289,978
Penske Automotive Group, Inc.	2,400	251,256
TJX Cos., Inc. (The)	6,600	368,610
Ulta Beauty, Inc.*	3,430	1,322,196
USS Co. Ltd. (Japan)	117,600	2,033,913

		14,928,036

Technology Hardware, Storage & Peripherals — 0.9%
Apple, Inc.	170,126	23,259,627
Canon, Inc. (Japan)	23,400	530,562
Dell Technologies, Inc. (Class C Stock)	10,300	475,963
Lenovo Group Ltd. (China)	322,000	300,220
Pure Storage, Inc. (Class A Stock)*	14,500	372,795
Samsung Electronics Co. Ltd. (South Korea)	28,439	1,249,986

		26,189,153

Textiles, Apparel & Luxury Goods — 0.7%
Brunello Cucinelli SpA (Italy)	11,794	533,354
Burberry Group PLC (United Kingdom)	18,307	365,979
Cie Financiere Richemont SA
(Switzerland) (Class A Stock)	33,079	3,529,231
Gildan Activewear, Inc. (Canada)	10,367	298,398

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Hermes International (France)	2,811	$3,157,802
Lululemon Athletica, Inc.*	3,704	1,009,747
LVMH Moet Hennessy Louis Vuitton SE (France)	17,410	10,615,794
Moncler SpA (Italy)	5,355	230,111
NIKE, Inc. (Class B Stock)	9,147	934,823
Pandora A/S (Denmark)	2,327	147,766
PVH Corp.	13,300	756,770
Ralph Lauren Corp.(a)	4,875	437,044

		22,016,819

Tobacco — 0.5%
Altria Group, Inc.	28,900	1,207,153
British American Tobacco PLC (United Kingdom)	132,774	5,682,373
Imperial Brands PLC (United Kingdom)	46,641	1,043,135
Japan Tobacco, Inc. (Japan)	139,100	2,403,577
Philip Morris International, Inc.	5,200	513,448
Swedish Match AB (Sweden)	261,301	2,661,118

		13,510,804

Trading Companies & Distributors — 0.5%
Ashtead Group PLC (United Kingdom)	28,724	1,200,460
Brenntag SE (Germany)	4,150	270,693
Bunzl PLC (United Kingdom)	8,930	295,153
Core & Main, Inc. (Class A Stock)*	1,889	42,125
Ferguson PLC	4,993	553,347
Howden Joinery Group PLC (United Kingdom)	64,203	470,813
IMCD NV (Netherlands)	1,512	207,758
Marubeni Corp. (Japan)	265,500	2,390,381
Mitsui & Co. Ltd. (Japan)	136,100	3,000,811
Sumitomo Corp. (Japan)	190,700	2,612,825
Toromont Industries Ltd. (Canada)	7,536	609,343
Univar Solutions, Inc.*	30,200	751,074
W.W. Grainger, Inc.	1,800	817,974

		13,222,757

Water Utilities — 0.0%
American Water Works Co., Inc.	2,600	386,802
Essential Utilities, Inc.	15,900	729,015

		1,115,817

Wireless Telecommunication Services — 0.2%
KDDI Corp. (Japan)	17,500	552,584
Rogers Communications, Inc. (Canada) (Class B Stock)	14,667	702,549
SoftBank Corp. (Japan)	67,200	746,030
SoftBank Group Corp. (Japan)	72,600	2,805,396
T-Mobile US, Inc.*	5,200	699,608
Vodafone Group PLC (United Kingdom)	381,598	590,388

		6,096,555

TOTAL COMMON STOCKS (cost $1,219,228,952)		1,074,561,248

		Shares	Value

EXCHANGE-TRADED FUNDS — 5.3%
Energy Select Sector SPDR Fund		141,000	$10,082,910
Financial Select Sector SPDR Fund(a)		. 212,000	6,667,400
Invesco Preferred ETF(a)		340,000	4,195,600
iShares Core S&P 500 ETF		169,400	64,228,010
iShares Gold Trust*(a)		205,000	7,033,550
iShares iBoxx High Yield Corporate Bond ETF(a)		37,000	2,723,570
iShares Latin America 40 ETF		130,000	2,930,200
iShares MSCI EAFE ETF(a)		164,011	10,249,047
Vanguard Short-Term Corporate Bond ETF(a)		192,500	14,680,050
Vanguard Total Bond Market ETF(a)		190,000	14,299,400
Vanguard Value ETF		146,000	19,254,480

TOTAL EXCHANGE-TRADED FUNDS (cost $171,381,233)			156,344,217

PREFERRED STOCKS — 0.1%
Automobiles — 0.0%
Porsche Automobil Holding SE (Germany) (PRFC)		3,382	223,125
Volkswagen AG (Germany) (PRFC) 4,416			591,100

			814,225

Health Care Equipment & Supplies — 0.1%
Sartorius AG (Germany) (PRFC)		6,420	2,248,178

Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)		33,600	143,749

TOTAL PREFERRED STOCKS (cost $4,064,556)			3,206,152

		Units

RIGHTS* — 0.0%
Interactive Media & Services
carsales.com Ltd. (Australia), expiring 07/15/22		3,412	1,341

(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 2.9%
Automobiles — 0.0%
Exeter Automobile Receivables Trust,
Series 2020-01A, Class D, 144A
2.730%	12/15/25	75	73,982
Series 2021-01A, Class B
0.500%	02/18/25	233	232,029
Ford Credit Floorplan Master Owner Trust,
Series 2018-04, Class A
4.060%	11/15/30	280	277,562
Nissan Auto Lease Trust,
Series 2020-A, Class A4
1.880%	04/15/25	88	88,314
Santander Drive Auto Receivables Trust,
Series 2020-04, Class C
1.010%	01/15/26	90	88,705

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Westlake Automobile Receivables Trust,
Series 2019-02A, Class E, 144A
4.020%	04/15/25		120	$119,629
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27		100	91,965

				972,186

Collateralized Loan Obligations — 2.8%
AGL CLO Ltd. (Cayman Islands),
Series 2020-06A, Class ER, 144A, 3 Month LIBOR + 6.500% (Cap N/A, Floor 6.500%)
7.563%(c)	07/20/34		210	191,679
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2021-21A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
2.273%(c)	10/20/34		2,000	1,922,721
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
2.144%(c)	10/17/32		1,250	1,217,126
Series 2021-04A, Class E, 144A, 3 Month LIBOR + 6.500% (Cap N/A, Floor 6.500%)
7.563%(c)	10/20/34		300	273,380
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
2.214%(c)	10/15/34		4,900	4,728,581
BlueMountain CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R2, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
2.598%(c)	08/20/32		4,750	4,627,715
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
0.990%(c)	10/15/35	EUR	2,000	2,002,750
Crown City CLO (Cayman Islands),
Series 2020-01A, Class A1AR, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)
2.253%(c)	07/20/34		2,750	2,647,484
CVC Cordatus Loan Fund DAC (Ireland),
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
0.890%(c)	08/26/32	EUR	2,000	2,031,761
Elevation CLO Ltd. (Cayman Islands),
Series 2021-14A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
2.263%(c)	10/20/34		3,500	3,366,259
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class SUB, 144A
0.000%(cc)	04/20/34		650	467,205
Goldentree Loan Management US CLO Ltd. (Cayman Islands),
Series 2020-08A, Class FR, 144A, 3 Month LIBOR + 8.050% (Cap N/A, Floor 8.050%)
9.113%(c)	10/20/34		300	265,453

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Hayfin US Ltd. (Cayman Islands),
Series 2021-14A, Class E, 144A, 3 Month LIBOR + 7.180% (Cap N/A, Floor 7.180%)
8.243%(c)	07/20/34	490	$433,477
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
2.214%(c)	04/25/31	2,494	2,445,895
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
2.263%(c)	10/20/34	1,750	1,682,742
LCM Ltd. (Cayman Islands),
Series 34A, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
2.233%(c)	10/20/34	3,750	3,602,668
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
2.254%(c)	10/15/34	4,750	4,572,268
Series 2021-03A, Class A1, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
2.284%(c)	10/17/34	4,550	4,368,157
Medalist Partners Corporate Finance CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A1A, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 1.230%)
2.293%(c)	10/20/34	500	481,802
MidOcean Credit CLO (Cayman Islands),
Series 2019-10A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 1.230%)
2.414%(c)	10/23/34	1,000	963,453
Mountain View CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
2.294%(c)	10/15/34	1,000	960,240
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands),
Series 2021-44A, Class E, 144A, 3 Month LIBOR + 6.000% (Cap N/A, Floor 6.000%)
7.044%(c)	10/16/34	450	386,333
Oaktree CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
2.246%(c)	04/22/30	4,750	4,639,725
Ocean Trails CLO (Cayman Islands),
Series 2020-08A, Class A1R, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 1.220%)
2.264%(c)	07/15/34	2,750	2,652,828
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
2.536%(c)	10/30/30	257	257,275
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
2.224%(c)	10/15/34	2,000	1,921,204
Series 2021-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
2.244%(c)	07/15/34	2,500	2,408,530

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Peace Park CLO Ltd. (Cayman Islands),
Series 2021-01A, Class E, 144A, 3 Month LIBOR + 6.000% (Cap N/A, Floor 6.000%)
7.063%(c)	10/20/34		370	$331,084
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
2.243%(c)	10/20/34		2,000	1,923,165
RR Ltd. (Cayman Islands),
Series 2021-18A, Class D, 144A, 3 Month LIBOR + 6.250% (Cap N/A, Floor 6.250%)
7.294%(c)	10/15/34		360	332,679
Sound Point CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
2.143%(c)	01/20/32		2,500	2,438,267
St. Pauls CLO (Netherlands),
Series 11A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
0.850%(c)	01/17/32	EUR	2,000	2,031,547
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
2.419%(c)	10/29/34		1,250	1,202,522
Series 2019-01A, Class ASNR, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 1.220%)
2.631%(c)	08/16/34		2,750	2,647,962
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
0.990%(c)	07/25/34	EUR	1,250	1,254,775
Series 03A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
0.990%(c)	07/15/34	EUR	2,500	2,508,891
Vibrant CLO Ltd. (Cayman Islands),
Series 2021-14A, Class A1A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
2.273%(c)	10/20/34		2,750	2,646,024
Voya CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
2.204%(c)	07/19/34		2,750	2,662,144
Whitebox CLO Ltd. (Cayman Islands),
Series 2019-01A, Class ANAR, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
2.314%(c)	07/24/32		4,750	4,610,301
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
2.254%(c)	10/15/34		1,250	1,203,170

				81,311,242

Consumer Loans — 0.1%
Affirm Asset Securitization Trust,
Series 2021-Z02, Class A, 144A
1.170%	11/16/26		199	194,004
Series 2022-X01, Class A, 144A
1.750%	02/15/27		89	87,429

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Consumer Loans (cont’d.)
BHG Securitization Trust,
Series 2021-B, Class A, 144A
0.900%	10/17/34	70	$66,027
Series 2022-A, Class A, 144A
1.710%	02/20/35	244	233,086
Lendmark Funding Trust,
Series 2021-02A, Class C, 144A
3.090%	04/20/32	100	80,959
Marlette Funding Trust,
Series 2021-03A, Class A, 144A
0.650%	12/15/31	86	84,556
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A
1.210%	03/08/28	100	93,597
SoFi Consumer Loan Program Trust,
Series 2021-01, Class B, 144A
1.300%	09/25/30	100	93,655
Series 2021-01, Class C, 144A
1.610%	09/25/30	100	92,341
Series 2021-01, Class D, 144A
2.040%	09/25/30	100	92,174
Upstart Securitization Trust,
Series 2021-04, Class A, 144A
0.840%	09/20/31	178	171,653

			1,289,481

Equipment — 0.0%
ITE Rail Fund Levered LP,
Series 2021-01A, Class A, 144A
2.250%	02/28/51	131	115,507

Home Equity Loans — 0.0%
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-HE10, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.975%)
2.599%(c)	12/25/34	371	362,610
GSAA Trust,
Series 2006-07, Class AF2
5.995%(cc)	03/25/46	561	255,331

			617,941

Other — 0.0%
Sunnova Helios II Issuer LLC,
Series 2019-AA, Class C, 144A
5.320%	06/20/46	230	219,732

Student Loans — 0.0%
KeyCorp Student Loan Trust,
Series 2005-A, Class 2C, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)
3.497%(c)	12/27/38	355	329,885
Navient Private Education Refi Loan Trust,
Series 2020-GA, Class B, 144A
2.500%	09/16/69	200	179,750

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Student Loans (cont’d.)
SMB Private Education Loan Trust,
Series 2021-A, Class D2, 144A
3.860%	01/15/53	279		$259,113

				768,748

TOTAL ASSET-BACKED SECURITIES (cost $90,086,569)				85,294,837

BANK LOANS — 0.1%
Building Materials — 0.0%
Hunter Douglas, Inc. (Netherlands),
Tranche B-1 Term Loan, Term SOFR + 3.500%
4.842%(c)	02/26/29	170		145,492

Chemicals — 0.0%
Alpha BV (United Kingdom),
Initial Dollar Term Loan, 1 Month LIBOR + 2.500%
3.863%(c)	03/18/28	146		139,550

Commercial Services — 0.0%
Prime Security Services Borrower LLC,
2021 Refinancing Term B-1 Loan, 1 - 3 Month LIBOR + 2.750%
3.562%(c)	09/23/26	56		51,890

Computers — 0.0%
McAfee Corp.,
Tranche B-1 Term Loan, Term SOFR + 4.000%
5.145%(c)	03/01/29	400		362,000
Peraton Corp.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%
5.416%(c)	02/01/28	195		182,728

				544,728

Diversified Financial Services — 0.0%
Edelman Financial Center LLC (The),
2021 Refinancing Term Loan, 1 Month LIBOR + 3.500%
5.166%(c)	04/07/28	19		17,622
Jane Street Group LLC,
Dollar Term Loan, 1 Month LIBOR + 2.750%
4.416%(c)	01/26/28	29		27,800

				45,422

Healthcare-Services — 0.0%
LifePoint Health, Inc.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%
5.416%(c)	11/16/25	64		59,294
Phoenix Guarantor, Inc.,
Tranche B-1 Term Loan, 1 Month LIBOR + 3.250%
4.916%(c)	03/05/26	29		27,112

				86,406

Household Products/Wares — 0.0%
Reynolds Consumer Products LLC,
Initial Term Loan, 1 Month LIBOR + 1.750%
3.416%(c)	02/04/27	—	(r)	28

Insurance — 0.0%
Asurion LLC,
New B-7 Term Loan, 1 Month LIBOR + 3.000%
4.666%(c)	11/03/24	68		63,341

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Leisure Time — 0.0%
Alterra Mountain Co.,
2028 Term Loan B, 1 Month LIBOR + 3.500%
5.166%(c)	07/30/28	29	$27,696

Lodging — 0.0%
Caesars Resort Collection LLC,
Term B Loan, 1 Month LIBOR + 2.750%
4.416%(c)	12/23/24	132	126,438
Hilton Worldwide Finance LLC,
Refinanced Series B-2 Term Loan, 1 Month LIBOR + 1.750%
3.374%(c)	06/22/26	77	74,029

			200,467

Media — 0.0%
Charter Communications Operating LLC,
Term Loan B-1, 1 Month LIBOR + 1.750%
3.420%(c)	04/30/25	151	146,902
CSC Holdings LLC,
September 2019 Term Loan, 1 Month LIBOR + 2.500%
3.824%(c)	04/15/27	247	229,682
Univision Communications, Inc.,
2021 Replacement Term Loan, 3 Month LIBOR + 3.250%
4.310%(c)	03/15/26	172	162,302
Virgin Media Bristol LLC,
N Facility, 1 Month LIBOR + 2.500%
3.824%(c)	01/31/28	50	46,703

			585,589

Packaging & Containers — 0.0%
Berry Global, Inc.,
Term Z Loan, 1 Month LIBOR + 1.750%
3.005%(c)	07/01/26	15	14,792

Pharmaceuticals — 0.1%
Change Healthcare Holdings LLC,
Closing Date Term Loan, 1 Month LIBOR + 2.500%
4.166%(c)	03/01/24	620	601,242

Retail — 0.0%
1011778 BC Unlimited Liability Co. (Canada),
Term Loan B-4, 1 Month LIBOR + 1.750%
3.416%(c)	11/19/26	125	119,062

Telecommunications — 0.0%
Level 3 Financing, Inc.,
Tranche B 2027 Term Loans, 1 Month LIBOR + 1.750%
3.416%(c)	03/01/27	67	62,349
Numericable US LLC (France),
USD TLB-12 Term Loan, 3 Month LIBOR + 3.688%
4.732%(c)	01/31/26	133	121,133
West Corp.,
Initial Term B Loan, 1 Month LIBOR + 4.000%
5.666%(c)	10/10/24	398	335,628

			519,110

TOTAL BANK LOANS (cost $3,382,927)			3,144,815

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%
20 Times Square Trust,
Series 2018-20TS, Class D, 144A
3.203%(cc)	05/15/35		100	$94,792
Series 2018-20TS, Class E, 144A
3.203%(cc)	05/15/35		100	94,014
BANK,
Series 2019-BN24, Class A3
2.960%	11/15/62		12	10,970
Series 2021-BN32, Class XA
0.890%(cc)	04/15/54		1,078	51,859
BPR Trust,
Series 2021-TY, Class B, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.474%(c)	09/15/38		250	237,978
Series 2021-TY, Class C, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
3.024%(c)	09/15/38		50	47,459
Series 2021-TY, Class D, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 2.350%)
3.674%(c)	09/15/38		100	94,034
BX Commercial Mortgage Trust,
Series 2021-VOLT, Class XCP, IO, 144A
2.176%(cc)	09/15/36		6,600	29,523
BX Trust,
Series 2021-ARIA, Class G, 144A, 1 Month LIBOR + 3.142% (Cap N/A, Floor 3.142%)
4.466%(c)	10/15/36		220	198,584
Commercial Mortgage Trust,
Series 2014-CR20, Class A3
3.326%	11/10/47		579	567,954
Series 2015-DC01, Class A4
3.078%	02/10/48		575	560,216
Credit Suisse Mortgage Trust,
Series 2017-CHOP, Class F, 144A, 1 Month LIBOR + 4.350% (Cap N/A, Floor 4.350%)
5.674%(c)	07/15/32		410	377,327
CSAIL Commercial Mortgage Trust,
Series 2019-C17, Class A4
2.763%	09/15/52		35	31,310
Deco DAC (Ireland),
Series 2019-RAM, Class A, SONIA + 2.007% (Cap N/A, Floor 2.007%)
2.570%(c)	08/07/30	GBP	334	392,270
FHLMC Multifamily Structured Pass-Through Certificates,
Series K131, Class X1, IO
0.831%(cc)	07/25/31		3,198	169,430
GS Mortgage Securities Corp. II,
Series 2018-SRP05, Class C, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 3.750%)
5.574%(c)	09/15/31		834	241,240
GS Mortgage Securities Corp. Trust,
Series 2018-LUAU, Class G, 144A, 1 Month LIBOR + 4.450% (Cap N/A, Floor 4.450%)
5.774%(c)	11/15/32		110	102,424
Series 2021-IP, Class D, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 2.100%)
3.424%(c)	10/15/36		100	93,255

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2021-IP, Class E, 144A, 1 Month LIBOR + 3.550% (Cap N/A, Floor 3.550%)
4.874%(c)	10/15/36		120	$111,150
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47		379	372,880
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-PHMZ, Class M, 144A, 1 Month LIBOR + 8.358% (Cap N/A, Floor 8.208%)
9.832%(c)	06/15/35		1,000	5,000
Series 2020-MKST, Class H, 144A, 1 Month LIBOR + 6.750% (Cap N/A, Floor 6.750%)
8.074%(c)	12/15/36		210	156,913
Series 2021-NYAH, Class F, 144A, 1 Month LIBOR + 2.190% (Cap N/A, Floor 2.190%)
3.514%(c)	06/15/38		110	100,230
Series 2021-NYAH, Class G, 144A, 1 Month LIBOR + 2.640% (Cap N/A, Floor 2.640%)
3.964%(c)	06/15/38		200	181,740
Series 2021-NYAH, Class XCP, IO, 144A
0.515%(cc)	06/15/38		20,085	145,046
Series 2022-ACB, Class D, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
3.679%(c)	03/15/39		100	98,055
Series 2022-ACB, Class E, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 3.350%)
4.129%(c)	03/15/39		250	244,979
Med Trust,
Series 2021-MDLN, Class E, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 3.150%)
4.475%(c)	11/15/38		110	103,648
MKT Mortgage Trust,
Series 2020-525M, Class F, 144A
3.039%(cc)	02/12/40		225	154,443
OPG Trust,
Series 2021-PORT, Class F, 144A, 1 Month LIBOR + 1.948% (Cap N/A, Floor 1.948%)
3.272%(c)	10/15/36		600	539,080
SMR Mortgage Trust,
Series 2022-IND, Class F, 144A, 1 Month Term SOFR + 6.000% (Cap N/A, Floor 6.000%)
7.279%(c)	02/15/39		104	98,115
Taurus UK DAC (Ireland),
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)
2.708%(c)	08/17/31	GBP	382	425,854

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $8,325,173)				6,131,772

CORPORATE BONDS — 3.3%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.250%	02/01/35		30	22,836
3.550%	03/01/38		10	7,292
3.625%	02/01/31		225	194,734

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Aerospace & Defense (cont’d.)
5.150%	05/01/30			430	$412,536
5.705%	05/01/40			100	93,424
5.805%	05/01/50			130	119,708
5.930%	05/01/60			20	18,297
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.875%	04/15/27	(a)	1,242		1,033,740
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.900%	06/15/32			45	44,396
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
5.150%	05/01/40			45	45,596
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
2.375%	03/15/32			35	29,649

					2,022,208

Agriculture — 0.1%
Altria Group, Inc.,
Gtd. Notes
2.450%	02/04/32			10	7,531
3.125%	06/15/31		EUR	255	235,131
5.800%	02/14/39			60	54,745
5.950%	02/14/49			210	184,307
6.200%	02/14/59			92	85,818
BAT Capital Corp. (United Kingdom),
Gtd. Notes
4.540%	08/15/47			90	66,132
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.950%	06/15/25			185	181,440
Gtd. Notes, EMTN
1.250%	03/13/27		EUR	305	284,294
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
6.150%	09/15/43			30	27,271
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29			875	728,540

					1,855,209

Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26			11	10,134
5.750%	04/20/29			10	8,538
Delta Air Lines, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	05/01/25			156	157,903
Sr. Unsec’d. Notes
2.900%	10/28/24			60	55,591
3.800%	04/19/23			20	19,904
7.375%	01/15/26	(a)		60	59,917
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25			110	106,845

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Airlines (cont’d.)
4.750%	10/20/28			120	$113,261
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27			60	58,927
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27			205	206,815
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.,
Sr. Sec’d. Notes, 144A
8.000%	09/20/25			48	49,367
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26			350	310,422
4.625%	04/15/29			140	118,719

					1,276,343

Auto Manufacturers — 0.1%
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32			85	63,536
4.750%	01/15/43		1,106		788,378
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/10/29			200	156,801
4.125%	08/17/27			200	176,094
4.950%	05/28/27			200	185,611
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23			100	100,948
6.250%	10/02/43			130	123,956
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
2.350%	01/08/31			55	42,719
3.100%	01/12/32			5	4,018
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
4.810%	09/17/30			515	455,586
RCI Banque SA (France),
Sr. Unsec’d. Notes, EMTN
2.000%	07/11/24		EUR	240	246,839
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
3.950%	06/30/25			45	45,219
Volkswagen International Finance NV (Germany),
Gtd. Notes
3.875%(ff)	06/17/29	(oo)	EUR	300	262,156
Volvo Car AB (Sweden),
Gtd. Notes, EMTN
2.500%	10/07/27		EUR	725	659,206

					3,311,067

Auto Parts & Equipment — 0.0%
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	03/15/26	(a)		354	324,356

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Auto Parts & Equipment (cont’d.)
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30			119	$92,915
4.500%	02/15/32			100	74,171
5.625%	06/15/28	(a)		150	129,741

					621,183

Banks — 0.5%
ABN AMRO Bank NV (Netherlands),
Covered Bonds, EMTN
0.400%	09/17/41		EUR	100	71,357
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.800%	10/27/30		CNH	1,000	154,268
BAC Capital Trust XIV,
Ltd. Gtd. Notes, Series G, 3 Month LIBOR + 0.400% (Cap N/A, Floor 4.000%)
4.000%(c)	07/18/22	(a)(oo)		990	699,326
Banco Espirito Santo SA (Portugal),
Sr. Unsec’d. Notes, EMTN
4.000%	01/21/19	(d)	EUR	700	106,367
Banco Mercantil del Norte SA (Mexico),
Jr. Sub. Notes, 144A
7.625%(ff)	01/10/28	(oo)		200	185,669
Bank of America Corp.,
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25	(oo)		285	241,579
Jr. Sub. Notes, Series RR
4.375%(ff)	01/27/27	(oo)		150	124,386
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32			130	107,268
2.972%(ff)	02/04/33			25	21,309
Sr. Unsec’d. Notes, MTN
2.884%(ff)	10/22/30			60	52,480
3.970%(ff)	03/05/29			240	229,000
4.271%(ff)	07/23/29			120	115,402
Sub. Notes
2.482%(ff)	09/21/36			50	38,883
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
3.450%	04/11/25			50	49,328
Barclays PLC (United Kingdom),
Jr. Sub. Notes
7.750%(ff)	09/15/23	(oo)		200	196,575
Sr. Unsec’d. Notes
4.375%	01/12/26			225	222,290
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
2.591%(ff)	01/20/28			245	220,632
Sub. Notes, EMTN
1.125%(ff)	01/15/32		EUR	100	89,723
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
1.652%(ff)	10/06/26			250	224,072
2.045%(ff)	10/19/27			250	220,583

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26	(oo)		525	$435,834
Jr. Sub. Notes, Series P
5.950%(ff)	05/15/25	(oo)		420	392,046
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25	(oo)		9	7,785
Sr. Unsec’d. Notes
3.057%(ff)	01/25/33			25	21,235
3.980%(ff)	03/20/30			25	23,392
4.075%(ff)	04/23/29			450	428,143
8.125%	07/15/39			150	196,924
Sr. Unsec’d. Notes, Series VAR
3.070%(ff)	02/24/28			65	60,238
Sub. Notes
4.400%	06/10/25			185	184,880
Cooperatieve Rabobank UA (Netherlands),
Covered Bonds, EMTN
0.010%	07/02/30		EUR	100	88,912
0.125%	12/01/31		EUR	400	345,260
Sr. Unsec’d. Notes, GMTN
3.500%	12/14/26		AUD	100	64,494
Credit Agricole SA (France),
Jr. Sub. Notes, 144A
7.500%(ff)	06/23/26	(oo)	GBP	120	142,059
Sr. Unsec’d. Notes, EMTN
0.375%	04/20/28		EUR	200	176,068
Credit Suisse Group AG (Switzerland),
Jr. Sub. Notes, 144A
5.250%(ff)	02/11/27	(oo)		800	619,827
7.250%(ff)	09/12/25	(oo)		200	174,085
9.750%(ff)	06/23/27	(oo)		300	304,760
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/33		EUR	100	67,860
Danske Bank A/S (Denmark),
Sub. Notes, EMTN
2.500%(ff)	06/21/29		EUR	355	362,340
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.552%(ff)	01/07/28			150	129,776
Sr. Unsec’d. Notes, EMTN
0.750%(ff)	02/17/27		EUR	300	278,369
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.500%	07/02/25		CNH	1,000	146,917
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26	(oo)		215	167,925
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26	(oo)		110	90,234
Sr. Unsec’d. Notes
1.948%(ff)	10/21/27			45	39,849
1.992%(ff)	01/27/32			340	268,837
2.383%(ff)	07/21/32			380	307,569
2.650%(ff)	10/21/32			65	53,584
3.102%(ff)	02/24/33			85	72,689
3.375%	03/27/25		EUR	150	159,575

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
4.223%(ff)	05/01/29			75	$71,991
Sub. Notes
5.150%	05/22/45			60	57,097
6.750%	10/01/37			120	132,934
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.375%(ff)	03/30/25	(oo)		200	194,000
Sr. Unsec’d. Notes
3.000%(ff)	07/22/28		GBP	300	340,496
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
0.250%(ff)	02/18/29		EUR	100	87,083
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25	(oo)		285	241,684
Sr. Unsec’d. Notes
0.991%(ff)	04/28/26		GBP	100	111,848
2.069%(ff)	06/01/29			640	550,361
3.702%(ff)	05/06/30			124	115,473
Kreditanstalt fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes
0.375%	04/23/25		EUR	200	205,381
Gov’t. Gtd. Notes, EMTN
0.875%	07/04/39		EUR	225	187,828
MFB Magyar Fejlesztesi Bank Zrt (Hungary),
Gov’t. Gtd. Notes
1.375%	06/24/25		EUR	100	99,127
Morgan Stanley,
Sr. Unsec’d. Notes
3.620%(ff)	04/17/25			60	59,280
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31			245	212,400
4.431%(ff)	01/23/30			70	67,943
Sr. Unsec’d. Notes, MTN
2.943%(ff)	01/21/33			35	30,005
Sub. Notes
2.484%(ff)	09/16/36			85	65,359
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
1.750%(ff)	03/02/26		EUR	100	100,697
Sub. Notes
3.622%(ff)	08/14/30		GBP	100	114,315
Nederlandse Waterschapsbank NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
0.000%	11/16/26		EUR	838	821,220
Shinhan Bank Co. Ltd. (South Korea),
Sub. Notes, 144A, MTN
4.375%	04/13/32			200	193,703
Societe Generale SA (France),
Sub. Notes, EMTN
1.000%(ff)	11/24/30		EUR	300	275,151
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
1.450%	01/10/25			65	61,546
U.S. Bancorp,
Jr. Sub. Notes
3.700%(ff)	01/15/27	(oo)		300	231,272

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
4.253%	03/23/28			235	$227,933
Sr. Unsec’d. Notes, EMTN
0.250%(ff)	11/05/28		EUR	200	177,090
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A
2.569%(ff)	09/22/26			365	327,468
Wells Fargo & Co.,
Sr. Unsec’d. Notes, EMTN
2.000%	04/27/26		EUR	150	150,457
Sr. Unsec’d. Notes, MTN
2.879%(ff)	10/30/30			115	101,141
5.013%(ff)	04/04/51			140	137,324

					14,931,570

Beverages — 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36			135	129,589
4.900%	02/01/46			40	37,727
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.350%	06/01/40			60	53,744
4.439%	10/06/48			40	35,182
4.500%	06/01/50			80	71,874
5.550%	01/23/49			10	10,219
5.800%	01/23/59			40	41,665

					380,000

Biotechnology — 0.0%
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/40			5	3,668

Building Materials — 0.0%
Builders FirstSource, Inc.,
Gtd. Notes, 144A
4.250%	02/01/32			10	7,641
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28	(a)		525	476,563
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
2.400%	07/15/31			50	40,846
Masonite International Corp.,
Gtd. Notes, 144A
3.500%	02/15/30			75	59,092
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30			225	177,966

					762,108

Chemicals — 0.0%
Ashland Services BV,
Gtd. Notes
2.000%	01/30/28		EUR	500	428,227

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Chemicals (cont’d.)
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43			50	$44,875
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.700%	12/15/51			5	3,572
Valvoline, Inc.,
Gtd. Notes, 144A
4.250%	02/15/30			4	3,338
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31			161	129,297

					609,309

Commercial Services — 0.1%
California Institute of Technology,
Sr. Unsec’d. Notes
3.650%	09/01/2119			90	67,116
DP World PLC (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26		EUR	100	102,020
4.250%	09/25/30		GBP	100	120,229
Nexi SpA (Italy),
Sr. Unsec’d. Notes
2.125%	04/30/29	(a)	EUR	880	641,866
Northeastern University,
Unsec’d. Notes, Series 2020
2.894%	10/01/50			50	36,747
S&P Global, Inc.,
Gtd. Notes, 144A
2.700%	03/01/29			45	40,968
3.700%	03/01/52			20	17,098
Sr. Unsec’d. Notes, 144A
2.450%	03/01/27			70	65,561
United Rentals North America, Inc.,
Gtd. Notes
3.875%	02/15/31	(a)		30	25,340
4.875%	01/15/28			576	545,370
5.250%	01/15/30			110	102,096
Wesleyan University,
Unsec’d. Notes
4.781%	07/01/2116			70	63,321

					1,827,732

Computers — 0.0%
Apple, Inc.,
Sr. Unsec’d. Notes
3.450%	02/09/45			35	30,496

Cosmetics/Personal Care — 0.0%
GSK Consumer Healthcare Capital US LLC,
Gtd. Notes, 144A
3.375%	03/24/27			250	239,238

Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28			510	412,168

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Diversified Financial Services — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26		150	$130,583
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
1.125%	04/06/27	EUR	472	478,361
CPPIB Capital, Inc. (Canada),
Gtd. Notes, EMTN
0.250%	04/06/27	EUR	603	588,291
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
4.850%(cc)	12/21/65		630	467,359
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
3.000%	06/15/50		25	18,241
4.600%	03/15/33		35	34,793
4.950%	06/15/52		15	14,759
Nasdaq, Inc.,
Sr. Unsec’d. Notes
3.250%	04/28/50		50	36,466
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.999%	01/22/32		200	162,403
OMERS Finance Trust (Canada),
Gtd. Notes, 144A
3.500%	04/19/32		250	244,118
OneMain Finance Corp.,
Gtd. Notes
7.125%	03/15/26		765	713,131
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes
0.500%	05/06/25	EUR	374	380,346
2.000%	04/16/31		658	578,575
Gtd. Notes, 144A
1.850%	05/03/32	EUR	197	195,034
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	760	712,154
0.900%	05/20/41	EUR	226	173,146
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
4.500%	03/15/23		30	30,131
5.250%	08/15/22		4	4,002
5.500%	02/15/24		70	70,432
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	100	87,703
PSP Capital, Inc. (Canada),
Gtd. Notes, 144A
1.625%	10/26/28		274	246,357
Societe Generale SFH SA (France),
Covered Bonds
0.750%	01/29/27	EUR	100	100,116
The Vanguard Group Inc.,
Unsec’d. Notes
3.050%	08/22/50^		220	159,942

				5,626,443

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric — 0.2%
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
4.550%	06/01/52			5	$4,848
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28		EUR	200	170,474
Cadent Finance PLC (United Kingdom),
Gtd. Notes, EMTN
0.625%	03/19/30		EUR	255	211,688
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31			15	12,214
4.500%	02/15/28			15	13,653
Sr. Unsec’d. Notes, 144A
5.000%	02/01/31			20	16,491
5.125%	03/15/28	(a)		1,500	1,330,237
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes
5.000%	09/29/36			158	138,771
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.200%	12/01/51			15	11,399
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	06/01/28			150	147,815
Enel Finance International NV (Italy),
Gtd. Notes, EMTN
0.500%	06/17/30		EUR	100	83,134
Engie SA (France),
Jr. Sub. Notes
3.250%(ff)	11/28/24	(oo)	EUR	200	197,701
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28			200	180,439
Exelon Corp.,
Sr. Unsec’d. Notes
4.450%	04/15/46			90	81,214
Sr. Unsec’d. Notes, 144A
3.350%	03/15/32			50	44,803
4.100%	03/15/52			10	8,579
Iberdrola International BV (Spain),
Gtd. Notes, Series NC5
1.874%(ff)	01/28/26	(oo)	EUR	200	183,302
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, EMTN
7.750%	12/15/27			250	278,822
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
2.759%	01/10/32			5	4,275
NRG Energy, Inc.,
Gtd. Notes
6.625%	01/15/27			175	171,601
Gtd. Notes, 144A
3.625%	02/15/31			64	50,363
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27		EUR	145	140,885

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Pacific Gas & Electric Co.,
First Mortgage
3.300%	08/01/40			20	$13,821
Sr. Sec’d. Notes
3.250%	06/01/31			50	40,275
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31		EUR	100	79,288
PG&E Corp.,
Sr. Sec’d. Notes
5.250%	07/01/30			675	554,912
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
2.450%	11/15/31			25	20,928
Puget Energy, Inc.,
Sr. Sec’d. Notes
2.379%	06/15/28			225	196,898
Sempra Energy,
Sr. Unsec’d. Notes
3.300%	04/01/25			35	34,200
Southwestern Public Service Co.,
First Mortgage
4.500%	08/15/41			50	47,184
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.450%	12/15/50			10	6,713
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26	(oo)		150	136,500
8.000%(ff)	10/15/26	(oo)		725	695,722
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27			245	222,074
Sr. Sec’d. Notes, 144A
3.550%	07/15/24			100	96,511

					5,627,734

Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
7.250%	06/15/28			475	469,648

Electronics — 0.0%
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31			10	8,026

Engineering & Construction — 0.1%
Aeroporti di Roma SpA (Italy),
Sr. Unsec’d. Notes, EMTN
1.750%	07/30/31		EUR	255	204,595
Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN
2.000%	02/15/33		EUR	1,400	974,010
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes, EMTN
1.500%	02/11/30		EUR	150	136,269

					1,314,874

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Entertainment — 0.1%
Caesars Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
4.625%	10/15/29			125	$97,552
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26	(a)		600	599,227
Magallanes, Inc.,
Gtd. Notes, 144A
3.638%	03/15/25			65	63,086
3.755%	03/15/27			60	56,310
4.054%	03/15/29			60	55,006
4.279%	03/15/32			25	22,335
5.050%	03/15/42			95	80,792
5.141%	03/15/52			345	289,640
5.391%	03/15/62			350	293,532
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29			5	3,914
Sr. Unsec’d. Notes, 144A
7.750%	04/15/25			4	3,891

					1,565,285

Foods — 0.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.250%	03/15/26			10	8,741
3.500%	03/15/29			95	76,842
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.250%	02/16/26		GBP	1,190	1,127,452
Bellis Finco PLC (United Kingdom),
Gtd. Notes
4.000%	02/16/27		GBP	500	420,379
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30			37	35,118
Kraft Heinz Foods Co.,
Gtd. Notes
4.250%	03/01/31			10	9,510
4.375%	06/01/46			40	33,323
4.875%	10/01/49			90	79,593
5.000%	06/04/42			10	9,147
5.200%	07/15/45			50	46,369
5.500%	06/01/50			20	19,208
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30			125	108,747
4.375%	01/31/32			125	108,702
Market Bidco Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	11/04/27		GBP	700	647,604
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.625%	03/08/27		EUR	100	99,988
Post Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31			150	123,153

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Foods (cont’d.)
Sigma Alimentos SA de CV (Mexico),
Gtd. Notes
4.125%	05/02/26		200	$188,445

				3,142,321

Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		45	41,430
5.875%	08/20/26		625	585,369
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29		75	66,263
National Grid Gas PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
1.125%	01/14/33	GBP	100	88,500
Terega SA (France),
Sr. Unsec’d. Notes
0.875%	09/17/30	EUR	200	157,929

				939,491

Healthcare-Products — 0.1%
Avantor Funding, Inc.,
Sr. Sec’d. Notes
2.625%	11/01/25	EUR	1,355	1,320,807
Baxter International, Inc.,
Sr. Unsec’d. Notes
0.868%	12/01/23		75	71,981
Boston Scientific Corp.,
Sr. Unsec’d. Notes
0.625%	12/01/27	EUR	100	92,612
DH Europe Finance II Sarl,
Gtd. Notes
0.450%	03/18/28	EUR	100	92,244
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		75	63,936
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29		75	62,338
Thermo Fisher Scientific Finance I BV,
Gtd. Notes
0.800%	10/18/30	EUR	100	88,888

				1,792,806

Healthcare-Services — 0.1%
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31		50	41,248
Centene Corp.,
Sr. Unsec’d. Notes
4.250%	12/15/27		40	37,350
4.625%	12/15/29		20	18,650
CommonSpirit Health,
Sr. Sec’d. Notes
3.817%	10/01/49		60	49,999
3.910%	10/01/50		125	100,023

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31			750	$537,721
4.625%	06/01/30			20	15,591
Dignity Health, Sec’d. Notes
5.267%	11/01/64			120	116,255
Elevance Health, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/51			35	28,367
4.550%	05/15/52			10	9,512
4.625%	05/15/42			20	18,985
Hackensack Meridian Health, Inc.,
Sr. Sec’d. Notes
4.211%	07/01/48			100	92,367
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30			40	34,110
5.375%	02/01/25			10	9,981
5.625%	09/01/28			10	9,843
7.500%	11/15/95			130	132,341
7.690%	06/15/25			10	10,541
IQVIA, Inc.,
Gtd. Notes
2.250%	03/15/29		EUR	1,390	1,151,539
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A
9.750%	12/01/26	(a)		500	485,963
Roche Holdings, Inc. (Switzerland),
Gtd. Notes, 144A
1.930%	12/13/28			200	177,301
Tenet Healthcare Corp.,
Sr. Sec’d. Notes, 144A
5.125%	11/01/27			145	131,006
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2021
2.632%	12/01/40			75	55,134
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/39			20	17,444
4.000%	05/15/29			40	39,683
4.200%	05/15/32			10	10,002
4.750%	07/15/45			10	10,082
4.750%	05/15/52			10	10,002
Willis-Knighton Medical Center,
Sec’d. Notes, Series 2018
4.813%	09/01/48			80	80,450

					3,431,490

Home Builders — 0.0%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	04/01/30			175	126,493
6.625%	01/15/28			4	3,424
Beazer Homes USA, Inc.,
Gtd. Notes
7.250%	10/15/29			4	3,194

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Home Builders (cont’d.)
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
6.250%	09/15/27			400	$334,802
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27			5	4,777
Taylor Morrison Communities, Inc.,
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30			20	16,602

					489,292

Insurance — 0.1%
American International Group, Inc.,
Sr. Unsec’d. Notes
4.375%	06/30/50			15	13,275
4.800%	07/10/45			10	9,303
Assicurazioni Generali SpA (Italy),
Jr. Sub. Notes, EMTN
4.596%(ff)	11/21/25	(oo)	EUR	305	308,732
AXA SA (France),
Sub. Notes, EMTN
5.125%(ff)	07/04/43		EUR	100	107,829
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.000%	03/18/34		EUR	100	89,948
Brighthouse Financial, Inc.,
Sr. Unsec’d. Notes
5.625%	05/15/30	(a)		150	145,796
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A
3.500%	04/04/25			35	34,055
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31			225	194,674
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.600%	08/19/49			25	19,858
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc. (Bermuda),
Sr. Sec’d. Notes, 144A, Cash coupon 7.625% or PIK 8.375%
7.625%	10/15/25			530	514,052
Northwestern Mutual Global Funding,
Sr. Sec’d. Notes, 144A, MTN
1.700%	06/01/28			75	66,001
Pension Insurance Corp. PLC (United Kingdom),
Sub. Notes
5.625%	09/20/30		GBP	205	239,640
Principal Financial Group, Inc.,
Gtd. Notes
2.125%	06/15/30			75	61,847
Swiss Re Finance UK PLC,
Gtd. Notes, EMTN
2.714%(ff)	06/04/52		EUR	200	170,895

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51	135	$99,749

			2,075,654

Internet — 0.1%
Alibaba Group Holding Ltd. (China),
Sr. Unsec’d. Notes
3.150%	02/09/51	300	205,268
4.200%	12/06/47	320	264,973
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.700%	06/03/60	460	311,251
3.950%	04/13/52	10	9,210
4.050%	08/22/47	20	18,755
4.100%	04/13/62	400	361,946
Prosus NV (China),
Sr. Unsec’d. Notes, 144A
3.257%	01/19/27	200	174,176

			1,345,579

Leisure Time — 0.0%
Carnival Corp.,
Gtd. Notes, 144A
10.500%	06/01/30	240	197,929
Sr. Unsec’d. Notes, 144A
5.750%	03/01/27	300	216,716
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
5.375%	07/15/27	200	145,268
5.500%	08/31/26	70	51,448

			611,361

Lodging — 0.0%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32	20	15,917
5.750%	05/01/28	14	13,361
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27	10	9,422
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
2.900%	06/25/25	10	8,925
3.200%	08/08/24	110	103,997
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.125%(cc)	08/08/25	200	168,473
Sr. Unsec’d. Notes, 144A
2.550%(cc)	03/08/27	200	146,362

			466,457

Machinery-Diversified — 0.0%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.000%	06/17/31	20	16,989

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Machinery-Diversified (cont’d.)
TK Elevator Midco GmbH (Germany),
Sr. Sec’d. Notes, 144A
4.375%	07/15/27		EUR	960	$869,530

					886,519

Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32			240	194,306
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31			25	20,530
4.750%	02/01/32			10	8,233
5.000%	02/01/28			10	9,195
5.125%	05/01/27			51	48,124
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.500%	06/01/41			35	24,635
3.900%	06/01/52			200	139,613
4.800%	03/01/50			10	7,923
5.050%	03/30/29			70	67,504
CSC Holdings LLC,
Gtd. Notes, 144A
4.125%	12/01/30			270	210,450
4.500%	11/15/31			200	154,422
6.500%	02/01/29			925	841,426
Discovery Communications LLC,
Gtd. Notes
4.125%	05/15/29			170	156,165
5.300%	05/15/49			100	86,180
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29			60	36,461
5.875%	11/15/24			25	21,198
7.750%	07/01/26	(a)		500	388,063
Time Warner Cable LLC,
Sr. Sec’d. Notes
7.300%	07/01/38			360	377,181
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25			600	565,943
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	05/15/29			210	188,150
Walt Disney Co. (The), Gtd. Notes
2.750%	09/01/49			30	21,482
Ziggo BV (Netherlands), Sr. Sec’d. Notes
2.875%	01/15/30		EUR	650	519,390

					4,086,574

Mining — 0.0%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
4.000%	09/11/27			200	190,791

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Mining (cont’d.)
Freeport-McMoRan, Inc.,
Gtd. Notes
4.625%	08/01/30			20	$18,547
Yamana Gold, Inc. (Canada),
Gtd. Notes
4.625%	12/15/27			90	85,932

					295,270

Multi-National — 0.0%
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, GMTN
5.000%	10/06/26		IDR	3,449,000	220,373
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes
0.000%	11/15/27		EUR	115	110,906
Sr. Unsec’d. Notes, EMTN
1.125%	09/15/36		EUR	200	177,955

					509,234

Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26			130	115,915

Oil & Gas — 0.3%
Apache Corp.,
Sr. Unsec’d. Notes
5.100%	09/01/40			480	405,394
5.250%	02/01/42			110	91,579
6.000%	01/15/37			40	36,928
Berry Petroleum Co. LLC,
Gtd. Notes, 144A
7.000%	02/15/26			60	54,316
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.104%	11/15/34		EUR	100	77,546
3.625%(ff)	03/22/29	(oo)	EUR	205	180,079
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32			10	8,282
3.750%	02/15/52			10	7,606
5.250%	06/15/37			165	160,772
Continental Resources, Inc.,
Gtd. Notes, 144A
5.750%	01/15/31			150	144,867
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/30			14	13,198
5.000%	06/15/45			128	118,873
5.250%	10/15/27			32	32,186
5.850%	12/15/25			30	31,248
5.875%	06/15/28			40	40,621
7.875%	09/30/31			20	23,423
7.950%	04/15/32			10	11,792
8.250%	08/01/23			150	156,130
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.375%	06/26/26			220	203,408

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
EQT Corp.,
Sr. Unsec’d. Notes
7.500%(cc)	02/01/30		20	$21,506
Sr. Unsec’d. Notes, 144A
3.125%	05/15/26		760	712,649
3.625%	05/15/31		50	43,594
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
1.450%	03/06/23	CHF	300	141,413
2.500%	03/21/26	EUR	100	28,819
4.250%	04/06/24	GBP	100	36,519
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27		50	48,763
7.300%	08/15/31		25	27,977
Lundin Energy Finance BV (Netherlands),
Gtd. Notes, 144A
3.100%	07/15/31		205	170,372
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29		10	9,143
7.125%	02/01/27		675	680,954
Northern Oil & Gas Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	03/01/28		50	47,065
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.200%	08/15/26		80	72,085
4.100%	02/15/47		80	61,791
4.200%	03/15/48		240	186,360
4.292%(s)	10/10/36		1,080	535,827
4.400%	04/15/46		200	162,002
4.500%	07/15/44		150	119,104
4.625%	06/15/45(a)		350	285,024
5.875%	09/01/25		10	9,951
6.125%	01/01/31		270	273,953
6.450%	09/15/36		100	104,160
6.600%	03/15/46		130	137,994
6.625%	09/01/30(a)		150	154,532
6.950%	07/01/24		70	72,227
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	295	329,846
6.850%	06/05/2115		120	98,990
7.375%	01/17/27		100	106,043
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.375%	01/23/45		150	91,814
Gtd. Notes, EMTN
4.875%	02/21/28	EUR	550	457,282
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25(a)		535	522,363
5.000%	03/15/23		130	129,031
8.250%	01/15/29		180	184,254

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31			185	$156,825
Shell International Finance BV (Netherlands),
Gtd. Notes
2.875%	11/26/41			10	7,739
Sinopec Group Overseas Development 2018 Ltd. (China),
Gtd. Notes
2.950%	11/12/29			200	186,895
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32	(a)		740	632,993
TotalEnergies SE (France),
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27	(oo)	EUR	205	171,321
UGI International LLC,
Gtd. Notes, 144A
2.500%	12/01/29		EUR	150	117,107
Wintershall Dea Finance BV (Germany),
Gtd. Notes
1.823%	09/25/31		EUR	100	83,707

					9,218,242

Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Gtd. Notes, 144A
5.250%	08/15/27			210	147,116
Verallia SA (France),
Gtd. Notes
1.625%	05/14/28		EUR	1,400	1,203,257

					1,350,373

Pharmaceuticals — 0.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39			60	53,473
4.250%	11/21/49			25	22,159
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27			61	42,785
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28			10	5,328
5.000%	02/15/29			35	18,182
5.250%	01/30/30			530	275,940
6.250%	02/15/29			2,270	1,211,788
7.250%	05/30/29			30	16,280
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
3.550%	03/15/42			40	35,089
3.700%	03/15/52			15	12,956
3.900%	03/15/62			10	8,603
Teva Pharmaceutical Finance Co. LLC (Israel),
Gtd. Notes
6.150%	02/01/36	(a)		290	242,461

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
3.150%	10/01/26		197	$162,553
4.100%	10/01/46	(a)	1,417	889,168
5.125%	05/09/29	(a)	320	266,384
7.125%	01/31/25		280	272,968
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46		160	128,900

				3,665,017

Pipelines — 0.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29	(a)	375	336,301
7.875%	05/15/26		25	24,976
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.625%	12/15/25		50	47,648
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
3.302%	01/15/35		10	8,556
Cheniere Energy Partners LP,
Gtd. Notes, 144A
3.250%	01/31/32		40	31,530
Cheniere Energy, Inc.,
Sr. Sec’d. Notes
4.625%	10/15/28		20	18,094
DCP Midstream LP,
Jr. Sub. Notes, Series A
7.375%(ff)	12/15/22	(oo)	70	61,988
DCP Midstream Operating LP,
Gtd. Notes, 144A
6.450%	11/03/36		10	9,549
6.750%	09/15/37		170	161,624
EIG Pearl Holdings Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
3.545%	08/31/36		200	170,732
Energy Transfer LP,
Jr. Sub. Notes, Series B
6.625%(ff)	02/15/28	(oo)	280	209,130
Jr. Sub. Notes, Series F
6.750%(ff)	05/15/25	(oo)	50	41,755
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30	(oo)	840	722,412
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26	(oo)	300	267,338
Sr. Unsec’d. Notes
5.400%	10/01/47		225	197,863
6.000%	06/15/48		10	9,399
6.100%	02/15/42		40	38,227
6.250%	04/15/49		20	19,400
6.500%	02/01/42		60	60,156
6.850%	02/15/40		30	29,711
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29		50	45,018

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
3.300%	02/15/53		10	$7,291
4.250%	02/15/48		100	84,287
4.450%	02/15/43		25	21,814
5.100%	02/15/45		30	28,219
5.950%	02/01/41		40	41,765
6.125%	10/15/39		60	63,670
Kinder Morgan Energy Partners LP,
Gtd. Notes, MTN
6.950%	01/15/38		10	10,783
MPLX LP,
Sr. Unsec’d. Notes
5.200%	03/01/47		80	72,355
5.500%	02/15/49		50	46,440
ONEOK, Inc.,
Gtd. Notes
4.450%	09/01/49		145	116,199
Plains All American Pipeline LP,
Jr. Sub. Notes, Series B
6.125%(ff)	11/15/22	(oo)	70	50,192
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
5.150%	06/01/42		140	116,563
6.700%	05/15/36		50	49,074
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/40		695	575,016
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.000%	01/15/32		10	8,576
4.875%	02/01/31		40	36,489
5.500%	03/01/30		20	19,043
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
7.850%	02/01/26		240	264,740
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29		25	21,918
4.125%	08/15/31		25	21,472
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.600%(cc)	02/01/25		30	27,749
3.950%	06/01/25		100	94,377
4.500%	03/01/28		110	99,292
4.550%(cc)	02/01/30		75	64,923
5.450%	04/01/44		180	149,468
5.500%	08/15/48		160	131,144
5.750%(cc)	02/01/50	(a)	555	448,394
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	11/15/30		150	135,080
5.100%	09/15/45		10	9,317
5.750%	06/24/44		20	20,073
6.300%	04/15/40		80	84,941
8.750%(cc)	03/15/32		170	214,636

				5,646,707

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Real Estate — 0.1%
Balder Finland OYJ (Sweden),
Gtd. Notes, EMTN
1.000%	01/20/29	EUR	255	$168,344
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
2.200%	07/24/25	EUR	305	298,404
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28		550	460,927
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
5.250%	04/15/29		400	343,570
Logicor Financing Sarl (Luxembourg),
Gtd. Notes, EMTN
1.625%	07/15/27	EUR	305	276,717
Sun Hung Kai Properties Capital Market Ltd. (Hong Kong),
Sr. Unsec’d. Notes, EMTN
3.160%	01/25/28	CNH	2,000	283,166
Vonovia SE (Germany),
Sr. Unsec’d. Notes
1.875%	06/28/28	EUR	100	91,836

				1,922,964

Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp.,
Sr. Unsec’d. Notes
0.450%	01/15/27	EUR	100	91,450
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.500%	08/16/31		10	7,864
4.125%	05/15/29		145	134,931
Digital Euro Finco LLC,
Gtd. Notes
1.125%	04/09/28	EUR	305	270,013
Diversified Healthcare Trust,
Gtd. Notes
9.750%	06/15/25		324	320,157
Sr. Unsec’d. Notes
4.750%	02/15/28		116	85,508
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31		165	143,039
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
0.993%	10/15/26	EUR	200	173,038
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/25		890	858,821
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30		125	118,196
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.250%	12/01/26		5	4,590
4.500%	01/15/28		145	131,704

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Welltower, Inc.,
Sr. Unsec’d. Notes
4.125%	03/15/29		125	$118,145
4.800%	11/20/28	GBP	205	258,416

				2,715,872

Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.500%	02/15/29		20	16,939
3.875%	01/15/28		70	60,890
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.250%	10/30/25	EUR	1,255	1,178,905
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.250%	04/15/32		40	37,310
Walmart, Inc.,
Sr. Unsec’d. Notes
1.800%	09/22/31		25	21,253

				1,315,297

Semiconductors — 0.0%
Broadcom, Inc.,
Gtd. Notes, 144A
2.600%	02/15/33		225	173,510
Sr. Unsec’d. Notes, 144A
3.187%	11/15/36		7	5,317
Microchip Technology, Inc.,
Sr. Sec’d. Notes
4.333%	06/01/23		174	174,034

				352,861

Software — 0.0%
Microsoft Corp.,
Sr. Unsec’d. Notes
3.041%	03/17/62		25	19,468
Oracle Corp.,
Sr. Unsec’d. Notes
3.600%	04/01/50		40	27,917
Workday, Inc.,
Sr. Unsec’d. Notes
3.500%	04/01/27		50	47,901

				95,286

Telecommunications — 0.2%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
5.500%	10/15/29		200	153,212
AT&T, Inc.,
Sr. Unsec’d. Notes
1.600%	05/19/28	EUR	175	172,141
3.500%	06/01/41		25	19,982
3.500%	09/15/53		40	30,335
3.550%	09/15/55		205	153,630

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27			50	$37,195
CommScope, Inc.,
Sr. Sec’d. Notes, 144A
4.750%	09/01/29			10	8,015
6.000%	03/01/26			775	714,426
Empresa Nacional de Telecomunicaciones SA (Chile),
Sr. Unsec’d. Notes, 144A
3.050%	09/14/32			150	120,533
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
5.125%	10/15/26		EUR	425	396,925
NTT Finance Corp. (Japan),
Gtd. Notes, 144A
0.373%	03/03/23			275	270,282
Orange SA (France),
Jr. Sub. Notes, EMTN
2.375%(ff)	01/15/25	(oo)	EUR	200	195,732
Sr. Unsec’d. Notes, EMTN
1.625%	04/07/32		EUR	100	93,007
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32			64	77,141
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25			1,160	1,210,947
7.875%	09/15/23			34	35,117
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26			14	12,611
2.625%	02/15/29			40	33,636
2.875%	02/15/31			40	33,205
Gtd. Notes, 144A
3.500%	04/15/31			60	51,534
Sr. Sec’d. Notes
3.875%	04/15/30			245	228,739
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.850%	09/03/41			35	26,238
3.400%	03/22/41			20	16,277
3.550%	03/22/51			20	16,035
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
3.250%	01/31/31		EUR	1,380	1,113,552
Sr. Sec’d. Notes, 144A
4.750%	07/15/31			200	164,257

					5,384,704

Transportation — 0.0%
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
2.450%	12/02/31			20	17,158
3.100%	12/02/51			5	3,684
CP - Comboios de Portugal EPE (Portugal),
Sr. Unsec’d. Notes
5.700%	03/05/30		EUR	200	250,763

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Transportation (cont’d.)
Kazakhstan Temir Zholy National Co. JSC (Kazakhstan),
Gtd. Notes
3.250%	12/05/23		CHF	170	$165,425
Russian Railways Via RZD Capital PLC (Russia),
Sr. Unsec’d. Notes
7.487%	03/25/31	(d)	GBP	135	8,217
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.950%	03/10/52			30	22,178
XPO CNW, Inc.,
Sr. Unsec’d. Notes
6.700%	05/01/34			130	121,556
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.250%	05/01/25			4	3,980

					592,961

Water — 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.250%	06/01/51			25	19,458

TOTAL CORPORATE BONDS (cost $118,229,322)					95,362,014

MUNICIPAL BONDS — 0.0%
Michigan — 0.0%
City of Detroit,
General Obligation Limited, Series B-1
4.000%(cc)	04/01/44			70	56,350

New York — 0.0%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.548%	11/15/31			50	56,137

TOTAL MUNICIPAL BONDS (cost $125,202)					112,487

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.1%
Banc of America Funding Trust,
Series 2006-I, Class 4A1
12.358%(cc)	10/20/46			28	23,341
Series 2015-R02, Class 9A2, 144A
1.666%(cc)	03/27/36			1,265	1,160,507
BRAVO Residential Funding Trust,
Series 2022-R1, Class A, 144A
3.125%	01/29/70			286	258,044
BVRT Financing Trust,
Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%
2.783%(c)	09/12/26^			93	92,962
Connecticut Avenue Securities Trust,
Series 2019-R05, Class 1B1, 144A, 1 Month LIBOR + 4.100% (Cap N/A, Floor 0.000%)
5.724%(c)	07/25/39			111	108,730
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
4.076%(c)	12/25/41			110	93,845

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
6.176%(c)	03/25/42	20	$18,649
Fannie Mae Connecticut Avenue Securities,
Series 2018-C01, Class 1M2, 1 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)
3.874%(c)	07/25/30	48	48,293
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
4.926%(c)	11/25/50	205	193,060
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
3.926%(c)	12/25/50	250	208,991
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)
3.976%(c)	01/25/34	250	214,568
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
4.076%(c)	12/25/33	30	23,605
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
4.276%(c)	09/25/41	30	25,176
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
3.026%(c)	09/25/41	70	61,181
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
3.826%(c)	04/25/42	60	56,402
GCAT Asset-Backed Notes,
Series 2021-01, Class A1, 144A
2.487%	11/25/49	254	242,547
Government National Mortgage Assoc.,
Series 2015-H30, Class FA, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)
1.483%(c)	08/20/61	2	1,941
HomeBanc Mortgage Trust,
Series 2005-03, Class M4, 1 Month LIBOR + 1.005% (Cap 11.500%, Floor 1.005%)
2.629%(c)	07/25/35	360	348,613
Lehman Mortgage Trust,
Series 2006-05, Class 2A2, IO, 1 Month LIBOR x (1) + 7.150% (Cap 7.150%, Floor 0.000%)
5.526%(c)	09/25/36	225	37,797
Residential Asset Securitization Trust,
Series 2005-A15, Class 2A11, IO, 1 Month LIBOR x (1) + 5.550% (Cap 5.550%, Floor 0.000%)
3.926%(c)	02/25/36	1,429	204,828
RFMSI Trust,
Series 2003-S09, Class A1
6.500%	03/25/32	2	1,705

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $3,553,285)			3,424,785

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS — 2.6%
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	05/06/31	EUR	200	$179,410
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.500%(cc)	07/09/30		824	195,634
1.000%	07/09/29		46	10,603
2.000%(cc)	01/09/38		308	89,846
Australia Government Bond (Australia),
Bonds, Series 165
1.750%	11/21/32	AUD	281	163,090
Sr. Unsec’d. Notes, Series 150
3.000%	03/21/47	AUD	726	436,180
Sr. Unsec’d. Notes, Series 159
0.250%	11/21/24	AUD	178	115,654
Sr. Unsec’d. Notes, Series 161
0.250%	11/21/25	AUD	218	136,842
Sr. Unsec’d. Notes, Series 162
1.750%	06/21/51	AUD	595	264,719
Sr. Unsec’d. Notes, Series 164
0.500%	09/21/26	AUD	542	334,796
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	55	62,294
Sr. Unsec’d. Notes, EMTN
6.350%	11/30/41	EUR	50	70,070
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		819	803,584
Brazil Notas do Tesouro Nacional Serie B (Brazil),
Notes
6.000%	05/15/23	BRL	395	75,043
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
5.000%	01/27/45		690	494,150
Bundesrepublik Deutschland Bundesanleihe (Germany),
Bonds
0.000%	08/15/31	EUR	80	74,591
0.000%	02/15/32	EUR	248	228,793
0.000%	05/15/36	EUR	303	256,589
2.500%	07/04/44	EUR	389	476,692
Bonds, Series G
0.000%	08/15/50	EUR	641	431,983
Caisse d’Amortissement de la Dette Sociale (France),
Sr. Unsec’d. Notes, EMTN
0.125%	10/25/23	EUR	500	520,226
Canada Housing Trust No. 1 (Canada),
Gov’t. Gtd. Notes, 144A
2.350%	06/15/27	CAD	85	62,798
Canadian Government Bond (Canada),
Bonds
0.250%	03/01/26	CAD	594	416,667
1.250%	03/01/27	CAD	161	115,104
2.000%	12/01/51	CAD	142	86,236
3.500%	12/01/45	CAD	90	73,439
4.000%	06/01/41	CAD	161	138,965

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
China Government Bond (China),
Bonds, Series INBK
3.020%	05/27/31	CNH	44,800	$6,763,160
3.270%	11/19/30	CNH	72,710	11,188,837
Sr. Unsec’d. Notes
3.310%	11/30/25	CNH	2,500	380,905
3.380%	11/21/24	CNH	2,000	304,186
3.390%	05/21/25	CNH	2,000	305,343
3.480%	06/29/27	CNH	5,500	843,785
3.950%	06/29/43	CNH	3,000	471,228
4.290%	05/22/29	CNH	1,000	161,326
China Government International Bond (China),
Sr. Unsec’d. Notes
0.250%	11/25/30	EUR	300	246,774
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes, EMTN
3.875%	03/22/26	EUR	655	649,666
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.125%	06/19/29	EUR	100	90,612
1.500%	06/17/31	EUR	240	215,334
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	435	313,970
Czech Republic Government Bond (Czech Republic),
Bonds, Series 078
2.500%	08/25/28	CZK	2,660	96,825
Denmark Government Bond (Denmark),
Bonds
4.500%	11/15/39	DKK	380	73,250
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds
0.500%	04/15/30	EUR	163	191,764
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.875%	01/30/60		190	129,902
European Financial Stability Facility (Supranational Bank),
Gov’t. Gtd. Notes
0.000%	10/15/25	EUR	90	90,385
0.400%	01/26/26	EUR	85	86,087
Gov’t. Gtd. Notes, EMTN
1.450%	09/05/40	EUR	200	179,272
European Stability Mechanism (Supranational Bank),
Sr. Unsec’d. Notes
0.000%	12/16/24	EUR	57	58,613
0.000%	12/15/26	EUR	120	117,716
European Union (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.000%	04/22/31	EUR	30	26,486
0.000%	07/04/35	EUR	80	62,562
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, 144A
0.250%	09/15/40	EUR	85	63,523
French Republic Government Bond OAT (France),
Bonds
0.000%	02/25/26	EUR	478	480,502
0.000%	02/25/27	EUR	361	356,177
0.000%	11/25/31	EUR	1,239	1,094,201

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
0.750%	05/25/52	EUR	184	$123,463
4.500%	04/25/41	EUR	121	167,371
Bonds, 144A
0.750%	05/25/53	EUR	100	65,538
Bonds, Series OATe, 144A
0.100%	07/25/31	EUR	147	161,016
Gabon Government International Bond (Gabon),
Sr. Unsec’d. Notes, 144A
7.000%	11/24/31		310	226,103
Ghana Government International Bond (Ghana),
Bank Gtd. Notes, 144A
10.750%	10/14/30		200	172,131
Hellenic Republic Government Bond (Greece),
Bonds, 144A
0.750%	06/18/31	EUR	10,096	8,287,402
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	400	333,761
1.875%	01/24/52	EUR	47	30,087
Hungary Government Bond (Hungary),
Bonds, Series 30-A
3.000%	08/21/30	HUF	18,100	33,760
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
1.625%	04/28/32	EUR	300	240,069
Sr. Unsec’d. Notes, 144A
5.250%	06/16/29		200	199,461
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.100%	03/12/33	EUR	225	167,410
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	565	580,250
Indonesia Treasury Bond (Indonesia),
Bonds, Series 056
8.375%	09/15/26	IDR	331,000	23,999
Bonds, Series 059
7.000%	05/15/27	IDR	15,649,000	1,077,756
Bonds, Series 065
6.625%	05/15/33	IDR	3,241,000	205,206
Bonds, Series 068
8.375%	03/15/34	IDR	17,249,000	1,231,596
Bonds, Series 076
7.375%	05/15/48	IDR	47,000	3,108
Bonds, Series 078
8.250%	05/15/29	IDR	11,200,000	798,959
Bonds, Series 079
8.375%	04/15/39	IDR	8,230,000	584,159
Bonds, Series 087
6.500%	02/15/31	IDR	3,340,000	213,965
Bonds, Series 091
6.375%	04/15/32	IDR	11,141,000	705,800
Ireland Government Bond (Ireland),
Unsec’d. Notes
0.000%	10/18/31	EUR	83	73,040
1.500%	05/15/50	EUR	30	25,256
Isle of Man Government International Bond (United Kingdom),
Unsec’d. Notes
5.375%	08/14/34	GBP	100	148,844

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Israel Government Bond (Israel),
Bonds, Series 0330
1.000%	03/31/30	ILS	385	$98,117
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes
0.000%	04/01/26	EUR	442	427,560
2.800%	06/15/29	EUR	274	285,763
Sr. Unsec’d. Notes, 144A
0.600%	08/01/31	EUR	2,225	1,863,414
0.950%	12/01/31	EUR	720	618,059
0.950%	03/01/37	EUR	155	116,673
2.150%	03/01/72	EUR	13	9,135
3.100%	03/01/40	EUR	296	294,244
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
5.750%	12/31/32		76	65,071
6.125%	06/15/33		200	156,523
Sr. Unsec’d. Notes, 144A
6.125%	06/15/33		300	234,785
Japan Government Forty Year Bond (Japan),
Bonds, Series 09
0.400%	03/20/56	JPY	19,100	108,754
Japan Government Ten Year Bond (Japan),
Bonds, Series 330
0.800%	09/20/23	JPY	111,450	830,468
Bonds, Series 337
0.300%	12/20/24	JPY	136,300	1,013,681
Bonds, Series 345
0.100%	12/20/26	JPY	54,450	403,083
Bonds, Series 361
0.100%	12/20/30	JPY	78,950	574,878
Japan Government Thirty Year Bond (Japan),
Bonds, Series 56
0.800%	09/20/47	JPY	109,100	752,747
Bonds, Series 65
0.400%	12/20/49	JPY	19,100	115,854
Japan Government Twenty Year Bond (Japan),
Bonds, Series 157
0.200%	06/20/36	JPY	208,700	1,461,032
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	145	110,055
2.375%	11/09/28	EUR	225	213,723
Kingdom of Belgium Government Bond (Belgium),
Sr. Unsec’d. Notes, Series 60, 144A
4.250%	03/28/41	EUR	75	98,783
Sr. Unsec’d. Notes, Series 94, 144A
0.350%	06/22/32	EUR	125	111,569
Sr. Unsec’d. Notes, Series 95, 144A
1.400%	06/22/53	EUR	75	58,153
Korea Treasury Bond (South Korea),
Bonds, Series 2912
1.375%	12/10/29	KRW	171,890	113,211
Bonds, Series 3012
1.500%	12/10/30	KRW	199,460	129,991
Bonds, Series 3112
2.375%	12/10/31	KRW	200,190	138,683

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Bonds, Series 4009
1.500%	09/10/40	KRW	102,940	$57,684
Bonds, Series 5003
1.500%	03/10/50	KRW	196,010	99,028
Sr. Unsec’d. Notes, Series 2406
1.125%	06/10/24	KRW	248,710	183,024
Malaysia Government Bond (Malaysia),
Bonds, Series 0307
3.502%	05/31/27	MYR	1,323	293,235
Mexican Bonos (Mexico),
Bonds, Series M
8.000%	11/07/47	MXN	17,470	775,833
Bonds, Series M20
7.500%	06/03/27	MXN	5,090	236,580
Sr. Unsec’d. Notes, Series M
7.750%	11/13/42	MXN	73,136	3,183,910
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	450	364,911
Netherlands Government Bond (Netherlands),
Bonds, 144A
0.000%	01/15/27	EUR	150	149,109
0.000%	07/15/31	EUR	79	71,854
0.000%	01/15/38	EUR	332	258,033
0.000%	01/15/52	EUR	28	16,947
New Zealand Government Bond (New Zealand),
Unsec’d. Notes, Series 0532
2.000%	05/15/32	NZD	1,839	972,487
Norway Government Bond (Norway),
Sr. Unsec’d. Notes, 144A, Series 478
1.500%	02/19/26	NOK	1,693	163,369
Sr. Unsec’d. Notes, Series 483, 144A
1.250%	09/17/31	NOK	440	38,334
Sr. Unsec’d. Notes, Series 484, 144A
2.125%	05/18/32	NOK	1,052	98,720
Peru Government Bond (Peru),
Sr. Unsec’d. Notes
5.400%	08/12/34	PEN	170	35,839
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	395	293,468
2.783%	01/23/31		21	17,867
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.700%	02/03/29	EUR	125	108,919
1.200%	04/28/33	EUR	230	180,289
1.950%	01/06/32		200	162,547
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
0.900%	10/12/35	EUR	100	85,384
Unsec’d. Notes, 144A
1.000%	04/12/52	EUR	710	443,983
Province of Alberta (Canada),
Sr. Unsec’d. Notes, MTN
2.900%	09/20/29	CAD	150	109,889
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
1.550%	06/18/31	CAD	150	95,744

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Province of Ontario (Canada),
Bonds
1.900%	12/02/51		CAD	100	$48,061
Sr. Unsec’d. Notes, EMTN
0.250%	12/15/26		GBP	812	888,021
Unsec’d. Notes
2.150%	06/02/31		CAD	200	134,331
Province of Quebec (Canada),
Sr. Unsec’d. Notes
1.500%	09/01/31		CAD	150	94,922
Unsec’d. Notes
3.500%	12/01/45		CAD	75	52,277
Province of Saskatchewan (Canada),
Sr. Unsec’d. Notes
3.250%	06/08/27			134	133,328
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A, MTN
3.900%(cc)	09/01/37			368	110,461
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43		EUR	88	83,165
Republic of Austria Government Bond (Austria),
Sr. Unsec’d. Notes, 144A
0.750%	10/20/26		EUR	143	147,127
0.850%	06/30/2120		EUR	14	6,707
1.850%	05/23/49		EUR	50	48,226
2.400%	05/23/34		EUR	62	67,824
Republic of Poland Government Bond (Poland),
Bonds, Series 0432
1.750%	04/25/32		PLN	14,210	2,032,745
Bonds, Series 0726
2.500%	07/25/26		PLN	650	120,822
Romanian Government International Bond (Romania),
Unsec’d. Notes, 144A
2.750%	04/14/41		EUR	105	64,431
Unsec’d. Notes, 144A, MTN
1.375%	12/02/29		EUR	105	79,642
Russian Federal Bond - OFZ (Russia),
Bonds, Series 6212
7.050%	01/19/28	(d)	RUB	88,316	136,488
Bonds, Series 6219
7.750%	09/16/26	(d)	RUB	18,090	27,957
Bonds, Series 6221
7.700%	03/23/33	(d)	RUB	11,090	17,139
Bonds, Series 6224
0.000%	05/23/29	(d)	RUB	249,510	385,606
Bonds, Series 6225
7.250%	05/10/34	(d)	RUB	86,430	133,574
Bonds, Series 6230
7.700%	03/16/39	(d)	RUB	182,911	282,681
Bonds, Series 6232
6.000%	10/06/27	(d)	RUB	127,000	196,273
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes
4.375%	03/21/29			600	156,000
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
0.625%	03/03/30		EUR	400	346,280

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
3.125%	05/15/27		EUR	520	$478,260
Singapore Government Bond (Singapore),
Bonds
3.500%	03/01/27		SGD	300	222,532
Spain Government Bond (Spain),
Sr. Unsec’d. Notes
0.000%	01/31/26		EUR	662	657,715
Sr. Unsec’d. Notes, 144A
0.850%	07/30/37		EUR	108	86,235
1.000%	10/31/50		EUR	815	529,581
1.850%	07/30/35		EUR	70	66,937
1.900%	10/31/52		EUR	42	33,422
Sweden Government Bond (Sweden),
Bonds, Series 1062, 144A
0.125%	05/12/31		SEK	1,000	84,981
Swiss Confederation Government Bond (Switzerland),
Bonds
1.500%	04/30/42		CHF	55	59,838
3.250%	06/27/27		CHF	43	51,040
3.500%	04/08/33		CHF	90	116,931
Thailand Government Bond (Thailand),
Bonds
4.675%	06/29/44		THB	3,061	94,949
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
6.750%	06/20/26	(d)	EUR	1,030	272,546
United Kingdom Gilt (United Kingdom),
Bonds
0.125%	01/31/24		GBP	183	216,567
0.250%	07/31/31		GBP	198	202,502
0.375%	10/22/26		GBP	274	312,062
0.500%	10/22/61		GBP	224	141,623
0.625%	07/31/35		GBP	450	431,927
1.250%	07/31/51		GBP	205	182,635
4.250%	12/07/40		GBP	200	301,817

TOTAL SOVEREIGN BONDS (cost $103,731,249)					76,475,083

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.3%
Federal Home Loan Mortgage Corp.
1.500%	04/01/51			94	78,099
2.000%	06/01/36			148	138,767
2.000%	08/01/50			82	71,769
2.000%	03/01/51			21	18,567
2.000%	08/01/51			94	81,649
2.500%	01/01/51			106	95,943
2.500%	02/01/51			676	613,123
4.000%	07/01/47			48	48,281
4.000%	07/01/52			75	74,045
6.250%	07/15/32	(k)		105	130,325
6.750%	03/15/31	(k)		320	400,781
Federal National Mortgage Assoc.
1.500%	11/01/41			48	41,052
2.000%	05/01/36			39	36,734
2.000%	09/01/36			117	108,929
2.000%	02/01/37			44	41,340

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
2.000%	06/01/40		15	$13,340
2.000%	12/01/40		39	35,015
2.000%	11/01/41		118	105,715
2.000%	02/01/51		81	70,575
2.000%	03/01/51		25	21,949
2.000%	03/01/51		31	26,689
2.000%	08/01/51		517	449,712
2.000%	08/01/51		887	773,860
2.500%	06/01/36		172	165,316
2.500%	11/01/51		120	108,222
2.500%	12/01/51		49	43,819
2.500%	12/01/51		75	67,956
2.500%	01/01/52		50	45,154
2.500%	02/01/52		116	104,720
2.500%	04/01/52		49	44,623
3.000%	03/01/33		87	86,531
3.000%	07/01/36		65	63,228
3.000%	06/01/38		59	57,535
3.000%	04/01/40		52	49,443
3.000%	12/01/50		97	91,658
3.000%	05/01/51		73	68,826
3.000%	08/01/51		498	464,842
3.500%	TBA		2,000	1,920,774
3.500%	06/01/45		154	152,285
3.500%	10/01/45		67	65,391
3.500%	04/01/49		92	90,669
3.500%	06/01/49		203	198,552
3.500%	05/01/52		607	584,163
4.000%	06/01/48		69	69,634
4.000%	11/01/48		66	65,988
4.000%	04/01/50		21	20,426
4.500%	06/01/47		79	80,925
4.500%	06/01/48		73	73,667
4.500%	09/01/48		23	23,278
6.625%	11/15/30	(k)	155	191,584
7.125%	01/15/30	(k)	10	12,551
Government National Mortgage Assoc.
2.000%	11/20/50		31	27,486
2.000%	11/20/51		75	66,734
2.500%	11/20/51		442	405,601
3.000%	07/20/51		295	278,512
3.500%	10/20/41		43	43,037
3.500%	01/20/46		30	29,984
3.500%	12/20/46		25	24,926
3.500%	09/20/48		57	56,310
3.500%	01/20/52		49	47,843
4.000%	03/20/46		66	65,615
4.000%	06/20/48		44	44,350
4.000%	12/20/50		38	38,377
4.500%	12/20/45		71	74,246

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $10,500,255)				9,691,040

U.S. TREASURY OBLIGATIONS — 10.7%
U.S. Treasury Bonds
1.125%	08/15/40		230	158,808
1.375%	11/15/40		1,503	1,082,160
1.625%	11/15/50		2,080	1,462,500

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(continued)
1.750%	08/15/41		1,347	$1,024,275
1.875%	02/15/51		2,345	1,759,266
2.000%	11/15/41		1,470	1,167,272
2.000%	02/15/50		640	496,000
2.000%	08/15/51		2,334	1,804,109
2.250%	05/15/41	(h)(k)	15,740	13,128,144
2.250%	08/15/49		420	344,597
2.250%	02/15/52	(h)	11,852	9,753,826
2.375%	02/15/42		3,370	2,857,128
2.375%	05/15/51	(h)	120	101,306
2.875%	05/15/49		270	251,733
2.875%	05/15/52		141	133,157
3.250%	05/15/42		300	292,828
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	01/15/23		2,385	2,424,863
0.125%	01/15/30		24,620	23,487,812
0.125%	01/15/31		32,319	30,725,641
0.125%	01/15/32		8,335	7,904,923
0.125%	02/15/51		4,264	3,283,869
0.250%	01/15/25		19,127	19,229,907
0.375%	01/15/27		3,315	3,302,573
0.500%	04/15/24		23,241	23,560,520
0.500%	01/15/28		29,456	29,252,265
0.625%	04/15/23		18,565	18,879,224
0.625%	01/15/26		8,164	8,257,584
0.625%	02/15/43		798	704,337
0.750%	02/15/42		13,134	11,986,940
0.750%	02/15/45		49	43,978
0.875%	01/15/29		11,730	11,833,430
1.000%	02/15/46		5,686	5,377,658
1.000%	02/15/49		10,024	9,626,676
2.000%	01/15/26		20,884	22,120,707
2.125%	02/15/40		1,445	1,684,510
2.125%	02/15/41		1,862	2,159,403
2.375%	01/15/27		5,491	5,962,242
3.375%	04/15/32		2,697	3,367,387
3.625%	04/15/28		1,376	1,606,812
U.S. Treasury Notes
0.250%	03/15/24		719	686,229
0.250%	05/15/24	(h)(k)	1,374	1,305,783
0.375%	07/15/24	(k)	250	237,129
0.625%	07/31/26		2,404	2,179,940
0.750%	01/31/28		26,000	22,900,313
1.250%	06/30/28	(k)	230	206,892
1.250%	08/15/31		810	697,233
1.375%	11/15/31		340	294,897
1.500%	02/15/25		110	105,712
2.375%	03/31/29	(k)	565	540,988
2.875%	05/15/32		70	69,223
3.250%	06/30/29		450	455,344
U.S. Treasury Strips Coupon
1.942%(s)	11/15/40		1,450	771,105
2.216%(s)	02/15/42	(h)(k)	5,700	2,817,715

TOTAL U.S. TREASURY OBLIGATIONS (cost $353,352,583)				315,868,873

TOTAL LONG-TERM INVESTMENTS (cost $2,330,628,933)				2,072,156,715

			Shares		Value

SHORT-TERM INVESTMENTS — 38.2%

AFFILIATED MUTUAL FUNDS — 21.5%
PGIM Core Ultra Short Bond Fund(wd)				402,941,991	$402,941,991
PGIM Institutional Money Market Fund (cost $231,320,647; includes $231,073,892 of cash collateral for securities on loan)(b)(wd)				231,513,421	231,305,059

TOTAL AFFILIATED MUTUAL FUNDS (cost $634,262,638)					634,247,050

Interest Rate	Maturity Date		Principal Amount (000)#

FOREIGN TREASURY OBLIGATIONS(n) — 0.0%
Japan Treasury Discount Bills, Series 1073
(0.113)%	07/25/22		JPY	97,350	717,591
Japan Treasury Discount Bills, Series 1086
(0.094)%	09/12/22		JPY	108,300	798,447

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $1,580,212)					1,516,038

U.S. TREASURY OBLIGATIONS(n) — 12.6%
U.S. Treasury Bills
0.508%	09/08/22	(a)(k)		78,000	77,763,965
0.724%	07/21/22			72,970	72,926,912
0.991%	08/18/22	(h)		32,500	32,441,079
1.123%	07/19/22			275	274,856
1.128%	01/26/23	(a)		110,000	108,444,834
1.228%	09/15/22	(h)(k)		37,000	36,875,882
1.596%	09/22/22			42,970	42,809,040

TOTAL U.S. TREASURY OBLIGATIONS (cost $372,600,603)					371,536,568

			Shares

UNAFFILIATED FUNDS — 3.8%
BlackRock Liquidity FedFund (Institutional Shares)				47,428,520	47,428,520
Goldman Sachs Financial Square Government Fund (Institutional Shares)				47,428,522	47,428,522
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Shares)				1,243,071	1,243,071
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio (Institutional Shares)				14,619,307	14,619,307

TOTAL UNAFFILIATED FUNDS (cost $110,719,420)					110,719,420

OPTIONS PURCHASED*~ — 0.3% (cost $9,384,676)					7,629,351

TOTAL SHORT-TERM INVESTMENTS (cost $1,128,547,549)					1,125,648,427

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—108.5% (cost $3,459,176,482)					3,197,805,142

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Value

OPTIONS WRITTEN*~ — (0.1)% (premiums received $2,454,127)	$(3,566,355)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—108.4% (cost $3,456,722,355)	3,194,238,787

Liabilities in excess of other assets(z) — (8.4)%	(247,653,502)

NET ASSETS — 100.0%	$2,946,585,285

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $252,909 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $229,590,079; cash collateral of $231,073,892 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2022.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
90 Day Euro Dollar Futures	Call	12/18/23	$97.13	448		1,120	$700,000
5 Year U.S. Treasury Notes Futures	Call	07/22/22	$112.75	204		204	87,656
10 Year U.S. Treasury Notes Futures	Call	07/01/22	$118.25	6		6	2,719
10 Year U.S. Treasury Notes Futures	Call	07/22/22	$117.25	6		6	10,406
10 Year U.S. Treasury Notes Futures	Call	07/22/22	$118.25	11		11	12,031
10 Year U.S. Treasury Notes Futures	Call	07/22/22	$118.50	11		11	10,484
10 Year U.S. Treasury Notes Futures	Call	07/22/22	$123.00	2,700		2,700	168,750
Euro-Bund Futures	Call	07/22/22	159.50	150	EUR	150	9,431
S&P 500 Index	Call	07/30/27	$4,290.00	100		10	6,194,566
5 Year U.S. Treasury Notes Futures	Put	07/22/22	$106.25	1,000		1,000	—
5 Year U.S. Treasury Notes Futures	Put	07/22/22	$112.00	14		14	7,328
10 Year U.S. Treasury Notes Futures	Put	07/01/22	$118.00	6		6	656
10 Year U.S. Treasury Notes Futures	Put	07/22/22	$117.75	11		11	6,703
10 Year U.S. Treasury Notes Futures	Put	07/22/22	$118.00	18		18	12,656
10 Year U.S. Treasury Notes Futures	Put	07/22/22	$118.25	12		12	9,750
20 Year U.S. Treasury Bonds Futures	Put	07/01/22	$138.00	17		17	5,578
20 Year U.S. Treasury Bonds Futures	Put	07/22/22	$121.00	750		750	11,719
20 Year U.S. Treasury Bonds Futures	Put	07/22/22	$123.50	75		75	1,172
Euro-Bund Futures	Put	07/22/22	148.00	5	EUR	5	7,860

Total Exchange Traded (cost $9,145,296)							$7,259,465

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs CHF	Call	Citibank, N.A.	09/02/22	1.05	—	EUR	25	$1,143
Currency Option USD vs CHF	Call	JPMorgan Chase Bank, N.A.	07/21/22	0.99	—		241	163
Currency Option EUR vs USD	Put	Morgan Stanley & Co. International PLC	07/14/22	1.01	—	EUR	456	281
Currency Option USD vs BRL	Put	Morgan Stanley Capital Services LLC	07/29/22	4.90	—		1,067	1,994
Currency Option USD vs CAD	Put	Bank of America, N.A.	07/05/22	1.22	—		744	—
Currency Option USD vs CAD	Put	Citibank, N.A.	07/12/22	1.24	—		733	27
Currency Option USD vs COP	Put	Morgan Stanley Capital Services LLC	07/26/22	3,875.00	—		1,060	1,149
Currency Option USD vs JPY	Put	Citibank, N.A.	07/19/22	134.00	—		235	1,631
Currency Option USD vs JPY	Put	Morgan Stanley Capital Services LLC	09/21/22	113.00	—		2,266	2,024
Currency Option USD vs JPY	Put	Morgan Stanley & Co. International PLC	09/29/22	115.00	—		55	469
Currency Option USD vs JPY	Put	Bank of America, N.A.	11/10/22	122.00	—		48	2,336
Currency Option USD vs JPY	Put	Deutsche Bank AG	02/23/23	112.00	—		72	1,279
Currency Option USD vs MXN	Put	JPMorgan Chase Bank, N.A.	07/27/22	20.60	—		1,180	30,309
Currency Option USD vs ZAR	Put	Bank of America, N.A.	08/22/22	15.45	—		235	1,275

Total OTC Traded (cost $ 116,983)								$44,080

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	4,670	$—
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	4,880	—
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	4,670	—
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	4,890	—
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley Capital Services LLC	07/20/22	0.80%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	2,123	160
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	08/17/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	4,890	3
CDX.NA.IG.38.V1, 06/20/27	Call	Deutsche Bank AG	08/17/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	2,420	1
CDX.NA.IG.38.V1, 06/20/27	Call	JPMorgan Chase Bank, N.A.	08/17/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	2,420	1
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	0.70%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	4,880	70,177

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	07/20/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	4,890	$59,277
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	4,670	51,356
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	07/20/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	4,670	51,356
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	08/17/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	4,890	57,094
CDX.NA.IG.38.V1, 06/20/27	Put	JPMorgan Chase Bank, N.A.	08/17/22	0.88%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	2,420	19,099
CDX.NA.IG.38.V1, 06/20/27	Put	Deutsche Bank AG	08/17/22	0.90%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	2,420	17,282

Total OTC Swaptions (cost $122,397)								$325,806

Total Options Purchased (cost $9,384,676)								$7,629,351

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
90 Day Euro Dollar Futures	Call	12/19/22	$ 96.50	281	703	$(201,969)
90 Day Euro Dollar Futures	Call	12/19/22	$ 97.00	158	395	(54,313)
90 Day Euro Dollar Futures	Call	12/19/22	$ 97.50	100	250	(16,875)
90 Day Euro Dollar Futures	Call	12/19/22	$ 98.50	66	165	(3,300)
90 Day Euro Dollar Futures	Call	12/19/22	$ 99.00	30	75	(938)
90 Day Euro Dollar Futures	Call	12/18/23	$ 97.00	131	328	(224,337)
90 Day Euro Dollar Futures	Call	12/18/23	$ 97.88	224	560	(190,400)
90 Day Euro Dollar Futures	Call	12/18/23	$ 98.00	672	1,680	(512,400)
5 Year U.S. Treasury Notes Futures	Call	07/22/22	$110.00	131	131	(304,984)
5 Year U.S. Treasury Notes Futures	Call	07/22/22	$110.50	98	98	(183,750)
5 Year U.S. Treasury Notes Futures	Call	07/22/22	$111.00	139	139	(203,070)
5 Year U.S. Treasury Notes Futures	Call	07/22/22	$112.00	29	29	(22,430)
10 Year U.S. Treasury Notes Futures	Call	07/22/22	$115.50	123	123	(390,141)
10 Year U.S. Treasury Notes Futures	Call	07/22/22	$116.50	73	73	(168,812)
10 Year U.S. Treasury Notes Futures	Call	07/22/22	$117.00	57	57	(109,547)
10 Year U.S. Treasury Notes Futures	Call	07/22/22	$117.50	78	78	(121,875)
10 Year U.S. Treasury Notes Futures	Call	07/22/22	$118.00	104	104	(128,375)
10 Year U.S. Treasury Notes Futures	Call	07/22/22	$120.00	11	11	(4,297)
10 Year U.S. Treasury Notes Futures	Call	08/26/22	$120.00	34	34	(30,813)
20 Year U.S. Treasury Bonds Futures	Call	07/22/22	$133.00	41	41	(242,797)
20 Year U.S. Treasury Bonds Futures	Call	07/22/22	$137.00	29	29	(80,656)
20 Year U.S. Treasury Bonds Futures	Call	07/22/22	$140.00	30	30	(37,031)
20 Year U.S. Treasury Bonds Futures	Call	07/22/22	$141.00	60	60	(54,375)
20 Year U.S. Treasury Bonds Futures	Put	07/22/22	$131.00	24	24	(3,375)

Total Exchange Traded (premiums received $ 2,137,837)						$(3,290,860)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option JPY vs USD	Call	Goldman Sachs Bank USA	07/27/22	127.50	—	1,170	$(70,142)

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option JPY vs USD	Call	Morgan Stanley Capital Services LLC	08/04/22	131.00	—		1,070	$(40,424)
Currency Option USD vs AUD	Call	Goldman Sachs Bank USA	08/10/22	0.68	—		1,110	(12,403)
Currency Option USD vs CHF	Call	JPMorgan Chase Bank, N.A.	07/21/22	1.01	—		481	(79)
Currency Option USD vs ZAR	Call	Bank of America, N.A.	08/22/22	16.75	—		235	(3,992)
Currency Option EUR vs USD	Put	Morgan Stanley & Co. International PLC	07/14/22	0.97	—	EUR	685	(36)
Currency Option USD vs AUD	Put	Goldman Sachs Bank USA	07/01/22	0.76	—		1,311	—
Currency Option USD vs BRL	Put	Morgan Stanley Capital Services LLC	07/29/22	4.73	—		2,133	(871)
Currency Option USD vs COP	Put	Morgan Stanley Capital Services LLC	07/26/22	3,750.00	—		2,120	(490)
Currency Option USD vs JPY	Put	Citibank, N.A.	07/19/22	131.00	—		470	(1,150)
Currency Option USD vs MXN	Put	JPMorgan Chase Bank, N.A.	07/27/22	20.12	—		2,360	(23,968)
Currency Option USD vs MXN	Put	Goldman Sachs Bank USA	08/01/22	20.23	—		590	(8,122)
Currency Option USD vs MXN	Put	Morgan Stanley Capital Services LLC	08/04/22	19.82	—		480	(2,552)

Total OTC Traded (premiums received $177,747)								$(164,229)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.38.V1, 06/20/27	Call	Morgan Stanley Capital Services LLC	07/20/22	$104.00	CDX.NA.HY.38.V1(Q)	5.00%(Q)	1,092	$(272)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.63%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	4,880	(29)
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley &Co. International PLC	07/20/22	0.65%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	4,890	(62)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	4,670	(121)
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	07/20/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	4,670	(121)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	08/17/22	0.70%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	4,890	(577)
CDX.NA.IG.38.V1, 06/20/27	Call	JPMorgan Chase Bank, N.A.	08/17/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	2,420	(349)
CDX.NA.IG.38.V1, 06/20/27	Call	Deutsche Bank AG	08/17/22	0.80%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	2,420	(527)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	0.95%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	4,880	(20,163)
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley &Co. International PLC	07/20/22	0.98%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	4,890	(17,062)

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	1.05%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	4,670	$(9,746)
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	07/20/22	1.05%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	4,670	(9,746)
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley Capital Services LLC	07/20/22	1.05%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	2,123	(4,431)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	08/17/22	1.03%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	4,890	(21,449)
CDX.NA.IG.38.V1, 06/20/27	Put	JPMorgan Chase Bank, N.A.	08/17/22	1.13%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	2,420	(7,254)
CDX.NA.IG.38.V1, 06/20/27	Put	Deutsche Bank AG	08/17/22	1.15%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	2,420	(6,612)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	09/21/22	1.33%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	2,460	(7,260)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	09/21/22	1.45%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	2,460	(5,485)

Total OTC Swaptions (premiums received $ 138,543)								$(111,266)

Total Options Written (premiums received $2,454,127)								$(3,566,355)

Financial Futures contracts outstanding at June 30, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
636	90 Day Euro Dollar	Dec. 2022	$153,132,900	$(996,832)
46	90 Day Euro Dollar	Jun. 2023	11,104,975	214
128	90 Day Euro Dollar	Sep. 2023	30,961,600	(711,119)
522	90 Day Euro Dollar	Dec. 2023	126,461,025	(922,302)
145	90 Day Euro EURIBOR	Dec. 2022	37,555,122	(168,064)
35	3 Month CME SOFR	Jun. 2023	8,472,188	23,877
235	2 Year U.S. Treasury Notes	Sep. 2022	49,353,672	(138,109)
2	5 Year Canadian Government Bonds	Sep. 2022	175,404	239
1,287	5 Year U.S. Treasury Notes	Sep. 2022	144,465,750	1,179,059
40	10 Year Australian Treasury Bonds	Sep. 2022	3,282,690	11,975
877	10 Year U.S. Treasury Notes	Sep. 2022	103,951,906	132,436
754	20 Year U.S. Treasury Bonds	Sep. 2022	104,523,250	(776,138)
1	30 Year Euro Buxl	Sep. 2022	171,403	8,927
107	30 Year U.S. Ultra Treasury Bonds	Sep. 2022	16,514,781	(159,975)
181	Euro STOXX 50 Index	Sep. 2022	6,526,853	(62,153)
3	Euro-OAT	Sep. 2022	435,518	(16,518)
5	Japanese Yen Currency	Sep. 2022	463,469	(5,669)
86	Mini MSCI EAFE Index	Sep. 2022	7,983,380	(133,108)
137	Mini MSCI Emerging Markets Index	Sep. 2022	6,868,495	(8,558)
35	NASDAQ 100 E-Mini Index	Sep. 2022	8,070,650	(221,545)
103	Russell 2000 E-Mini Index	Sep. 2022	8,796,200	(39,502)
55	S&P 500 E-Mini Index	Sep. 2022	10,421,125	(120,312)

				(3,123,177)

Short Positions:
76	2 Year U.S. Treasury Notes	Sep. 2022	15,961,188	18,984
2	3 Year Australian Treasury Bonds	Sep. 2022	148,348	(219)
79	5 Year Euro-Bobl	Sep. 2022	10,281,448	(1,350)

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Financial Futures contracts outstanding at June 30, 2022 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
152	5 Year U.S. Treasury Notes	Sep. 2022	$17,062,000	$148,078
5	10 Year Canadian Government Bonds	Sep. 2022	481,627	(3,476)
248	10 Year Euro-Bund	Sep. 2022	38,666,672	91,321
1	10 Year Japanese Government Bonds	Sep. 2022	1,095,298	4,526
5	10 Year Mini Japanese Government Bonds	Sep. 2022	547,796	(5,491)
16	10 Year U.K. Gilt	Sep. 2022	2,219,966	6,289
1,877	10 Year U.S. Treasury Notes	Sep. 2022	222,483,156	(55,231)
241	10 Year U.S. Ultra Treasury Notes	Sep. 2022	30,697,375	226,178
70	20 Year U.S. Treasury Bonds	Sep. 2022	9,703,750	79,741
8	30 Year Euro Buxl	Sep. 2022	1,371,222	55,479
3	30 Year U.S. Ultra Treasury Bonds	Sep. 2022	463,031	(6,911)
10	British Pound Currency	Sep. 2022	762,438	25,978
184	Euro Currency	Sep. 2022	24,237,400	531,234
35	Euro Schatz Index	Sep. 2022	4,003,248	8,720
58	Euro-BTP Italian Government Bond	Sep. 2022	7,483,369	(63,747)
10	Euro-OAT	Sep. 2022	1,451,725	26,496
65	S&P 500 E-Mini Index	Sep. 2022	12,315,875	(138,221)
46	SGX Nifty 50 Index	Jul. 2022	1,446,470	9,976

				958,354

				$(2,164,823)

Commodity Futures contracts outstanding at June 30, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
155	Brent Crude	Sep. 2022	$16,899,650	$870,846
39	Coffee ’C’	Sep. 2022	3,365,213	(94,395)
111	Copper	Sep. 2022	10,295,250	(1,992,364)
310	Corn	Sep. 2022	9,745,625	(1,147,335)
42	Cotton No. 2	Dec. 2022	2,075,640	(426,930)
45	Gasoline RBOB	Sep. 2022	6,429,591	(734,364)
160	Gold 100 OZ	Aug. 2022	28,916,800	(1,108,434)
79	Hard Red Winter Wheat	Sep. 2022	3,759,413	(677,526)
82	Lean Hogs	Aug. 2022	3,348,880	(148,465)
95	Live Cattle	Aug. 2022	5,037,850	(122,634)
59	LME Nickel	Jul. 2022	8,018,454	(3,773,069)
32	LME Nickel	Sep. 2022	4,358,592	(1,312,838)
180	LME PRI Aluminum	Jul. 2022	10,946,250	(4,422,680)
137	LME PRI Aluminum	Sep. 2022	8,374,981	(1,139,480)
115	LME Zinc	Jul. 2022	9,147,531	(3,241,973)
79	LME Zinc	Sep. 2022	6,242,481	(1,374,016)
67	Low Sulphur Gas Oil	Sep. 2022	7,383,400	(662,890)
393	Natural Gas	Sep. 2022	21,190,560	(15,082,812)
47	NY Harbor ULSD	Sep. 2022	7,431,913	(717,484)
101	Silver	Sep. 2022	10,277,760	(901,712)
83	Soft Red Winter Wheat	Sep. 2022	3,668,600	(675,253)
152	Soybean	Nov. 2022	11,080,800	(554,625)
156	Soybean Meal	Dec. 2022	6,344,520	212,312
115	Soybean Oil	Dec. 2022	4,447,740	(914,702)
130	Sugar #11 (World)	Oct. 2022	2,693,600	(169,183)
212	WTI Crude	Sep. 2022	21,857,200	(2,150,319)

				(42,462,325)

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Commodity Futures contracts outstanding at June 30, 2022 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Short Positions:
59	LME Nickel	Jul. 2022	$8,018,454	$2,547,754
3	LME Nickel	Sep. 2022	408,618	46,006
180	LME PRI Aluminum	Jul. 2022	10,946,250	1,634,948
7	LME PRI Aluminum	Sep. 2022	427,919	16,553
115	LME Zinc	Jul. 2022	9,147,531	1,976,108
5	LME Zinc	Sep. 2022	395,094	51,938

				6,273,307

				$(36,189,018)

Forward foreign currency exchange contracts outstanding at June 30, 2022:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/07/22	Bank of America, N.A.	AUD	170	$117,339	$117,344	$5	$—
Expiring 07/07/22	Bank of America, N.A.	AUD	170	117,886	117,344	—	(542)
Expiring 07/07/22	Citibank, N.A.	AUD	335	241,361	231,237	—	(10,124)
Expiring 07/07/22	Citibank, N.A.	AUD	170	116,840	117,345	505	—
Expiring 07/07/22	Citibank, N.A.	AUD	170	121,344	117,344	—	(4,000)
Expiring 07/07/22	Deutsche Bank AG	AUD	1,016	701,345	701,305	—	(40)
Expiring 07/07/22	Deutsche Bank AG	AUD	332	229,180	229,167	—	(13)
Expiring 07/07/22	Deutsche Bank AG	AUD	160	114,852	110,442	—	(4,410)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	840	603,289	579,819	—	(23,470)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	675	472,611	465,926	—	(6,685)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	335	242,049	231,237	—	(10,812)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	170	123,108	117,344	—	(5,764)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	170	117,703	117,344	—	(359)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	165	119,194	113,893	—	(5,301)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	95	67,903	65,575	—	(2,328)
Expiring 07/19/22	Citibank, N.A.	AUD	2,286	1,710,349	1,578,420	—	(131,929)
Expiring 07/19/22	Citibank, N.A.	AUD	875	629,921	604,043	—	(25,878)
Expiring 07/19/22	Citibank, N.A.	AUD	152	105,256	104,641	—	(615)
Expiring 07/19/22	Citibank, N.A.	AUD	130	92,075	89,743	—	(2,332)
Expiring 07/19/22	Goldman Sachs Bank USA	AUD	4,599	3,315,649	3,174,851	—	(140,798)
Expiring 07/19/22	Goldman Sachs Bank USA	AUD	2,678	1,842,191	1,848,717	6,526	—
Expiring 07/19/22	HSBC Bank PLC	AUD	462	332,706	319,184	—	(13,522)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	AUD	117	84,000	80,814	—	(3,186)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	AUD	117	81,154	80,769	—	(385)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	AUD	116	81,000	80,281	—	(719)
Expiring 07/19/22	Morgan Stanley & Co. International PLC	AUD	117	84,000	80,941	—	(3,059)
Expiring 07/19/22	Morgan Stanley & Co. International PLC	AUD	79	54,197	54,407	210	—
Expiring 08/05/22	Bank of America, N.A.	AUD	80	55,097	55,236	139	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	AUD	170	117,503	117,376	—	(127)
Expiring 09/15/22	JPMorgan Chase Bank, N.A.	AUD	104	72,114	72,129	15	—
Expiring 09/21/22	Barclays Bank PLC	AUD	49,291	35,653,849	34,046,865	—	(1,606,984)
Expiring 09/21/22	Barclays Bank PLC	AUD	2,214	1,544,170	1,529,371	—	(14,799)
Expiring 09/21/22	Barclays Bank PLC	AUD	1,496	1,035,435	1,033,373	—	(2,062)
Expiring 09/21/22	Barclays Bank PLC	AUD	831	579,949	574,028	—	(5,921)
Expiring 09/21/22	Barclays Bank PLC	AUD	116	80,156	80,243	87	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	AUD	2,607	1,808,806	1,800,713	—	(8,093)

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 09/21/22	Morgan Stanley Capital Services LLC	AUD	1,977	$1,403,422	$1,365,798	$—	$(37,624)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	AUD	1,312	922,284	906,455	—	(15,829)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	AUD	1,275	878,611	880,385	1,774	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	AUD	741	512,440	512,052	—	(388)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	AUD	562	386,836	388,176	1,340	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	AUD	55	38,228	38,002	—	(226)
Brazilian Real,
Expiring 07/05/22	Bank of America, N.A.	BRL	170	35,649	32,434	—	(3,215)
Expiring 07/05/22	Citibank, N.A.	BRL	4,764	978,482	908,968	—	(69,514)
Expiring 07/05/22	Citibank, N.A.	BRL	649	133,211	123,747	—	(9,464)
Expiring 07/05/22	Citibank, N.A.	BRL	410	78,394	78,223	—	(171)
Expiring 07/05/22	Citibank, N.A.	BRL	215	45,280	41,020	—	(4,260)
Expiring 07/05/22	Deutsche Bank AG	BRL	1,463	284,000	279,143	—	(4,857)
Expiring 07/05/22	JPMorgan Chase Bank, N.A.	BRL	190	36,273	36,249	—	(24)
Expiring 07/19/22	Bank of America, N.A.	BRL	4,999	1,044,308	949,644	—	(94,664)
Expiring 07/19/22	Morgan Stanley Capital Services LLC	BRL	19,133	4,016,092	3,634,649	—	(381,443)
Expiring 07/19/22	Morgan Stanley Capital Services LLC	BRL	829	157,911	157,483	—	(428)
Expiring 08/02/22	Goldman Sachs International	BRL	918	174,000	173,565	—	(435)
Expiring 08/02/22	Morgan Stanley Capital Services LLC	BRL	307	60,078	58,072	—	(2,006)
Expiring 08/02/22	The Toronto-Dominion Bank	BRL	6,277	1,190,736	1,187,287	—	(3,449)
Expiring 09/15/22	BNP Paribas S.A.	BRL	903	169,617	168,843	—	(774)
Expiring 09/15/22	BNP Paribas S.A.	BRL	424	84,133	79,331	—	(4,802)
British Pound,
Expiring 07/05/22	Barclays Bank PLC	GBP	39	48,385	47,974	—	(411)
Expiring 07/05/22	BNP Paribas S.A.	GBP	1,746	2,141,467	2,125,860	—	(15,607)
Expiring 07/07/22	Bank of America, N.A.	GBP	3,161	3,840,236	3,848,167	7,931	—
Expiring 07/07/22	Bank of America, N.A.	GBP	674	842,224	820,521	—	(21,703)
Expiring 07/07/22	Bank of America, N.A.	GBP	74	89,901	90,087	186	—
Expiring 07/07/22	Bank of America, N.A.	GBP	45	56,915	54,782	—	(2,133)
Expiring 07/07/22	Citibank, N.A.	GBP	96	117,303	116,870	—	(433)
Expiring 07/07/22	Citibank, N.A.	GBP	6	7,404	7,304	—	(100)
Expiring 07/07/22	Deutsche Bank AG	GBP	97	116,556	118,087	1,531	—
Expiring 07/07/22	Deutsche Bank AG	GBP	96	117,281	116,870	—	(411)
Expiring 07/07/22	Deutsche Bank AG	GBP	6	7,241	7,304	63	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	GBP	97	119,178	118,087	—	(1,091)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	GBP	58	71,049	70,609	—	(440)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	GBP	56	70,332	68,174	—	(2,158)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	GBP	6	7,201	7,304	103	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	GBP	6	7,390	7,304	—	(86)
Expiring 07/19/22	Goldman Sachs Bank USA	GBP	1,444	1,753,978	1,758,320	4,342	—
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	GBP	2,589	3,186,538	3,152,895	—	(33,643)
Expiring 07/19/22	Morgan Stanley & Co. International PLC	GBP	100	121,304	121,604	300	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	GBP	69	86,343	83,695	—	(2,648)

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 07/19/22	Morgan Stanley & Co. International PLC	GBP	49	$61,854	$59,747	$—	$(2,107)
Expiring 08/05/22	Bank of America, N.A.	GBP	674	819,240	820,988	1,748	—
Expiring 09/15/22	Barclays Bank PLC	GBP	—*	269	273	4	—
Expiring 09/15/22	UBS AG	GBP	961	1,181,316	1,171,786	—	(9,530)
Expiring 09/15/22	UBS AG	GBP	409	501,535	498,911	—	(2,624)
Expiring 09/15/22	UBS AG	GBP	42	50,760	51,470	710	—
Expiring 09/21/22	Barclays Bank PLC	GBP	21,253	26,690,231	25,912,656	—	(777,575)
Expiring 09/21/22	Barclays Bank PLC	GBP	3,655	4,588,336	4,455,800	—	(132,536)
Expiring 09/21/22	Barclays Bank PLC	GBP	1,034	1,299,662	1,261,138	—	(38,524)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	GBP	4,430	5,557,169	5,401,090	—	(156,079)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	GBP	1,603	2,015,138	1,953,983	—	(61,155)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	GBP	985	1,239,845	1,200,940	—	(38,905)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	GBP	454	568,649	554,065	—	(14,584)
Canadian Dollar,
Expiring 07/07/22	Bank of America, N.A.	CAD	2,033	1,577,804	1,579,463	1,659	—
Expiring 07/07/22	Bank of America, N.A.	CAD	250	194,024	194,228	204	—
Expiring 07/07/22	Bank of America, N.A.	CAD	179	141,630	139,068	—	(2,562)
Expiring 07/07/22	Bank of America, N.A.	CAD	150	115,802	116,537	735	—
Expiring 07/07/22	Citibank, N.A.	CAD	155	119,548	120,422	874	—
Expiring 07/07/22	Citibank, N.A.	CAD	75	58,959	58,268	—	(691)
Expiring 07/07/22	Deutsche Bank AG	CAD	155	119,912	120,421	509	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	310	244,524	240,843	—	(3,681)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	155	122,892	120,421	—	(2,471)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	150	116,072	116,537	465	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	150	116,072	116,537	465	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	150	117,743	116,537	—	(1,206)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	95	73,782	73,807	25	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	85	67,155	66,037	—	(1,118)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	55	43,859	42,730	—	(1,129)
Expiring 07/19/22	Barclays Bank PLC	CAD	295	233,661	229,142	—	(4,519)
Expiring 07/19/22	Citibank, N.A.	CAD	1,027	822,315	798,038	—	(24,277)
Expiring 07/19/22	Citibank, N.A.	CAD	917	729,629	712,398	—	(17,231)
Expiring 07/19/22	Citibank, N.A.	CAD	650	519,514	504,972	—	(14,542)
Expiring 07/19/22	Goldman Sachs Bank USA	CAD	466	361,246	362,026	780	—
Expiring 07/19/22	Goldman Sachs Bank USA	CAD	424	330,772	329,397	—	(1,375)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	CAD	370	287,450	287,541	91	—
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	CAD	141	109,000	109,789	789	—
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	CAD	43	33,457	33,226	—	(231)
Expiring 07/19/22	Morgan Stanley & Co. International PLC	CAD	65	50,032	50,140	108	—
Expiring 08/05/22	Bank of America, N.A.	CAD	179	138,894	139,060	166	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	CAD	50	38,761	38,844	83	—
Expiring 09/21/22	Barclays Bank PLC	CAD	661	523,295	513,904	—	(9,391)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	CAD	121,556	96,895,964	94,447,775	—	(2,448,189)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	CAD	915	705,548	710,805	5,257	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	CAD	696	540,068	541,023	955	—

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 09/21/22	Morgan Stanley Capital Services LLC	CAD	562	$433,553	$436,370	$2,817	$—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	CAD	68	53,023	52,904	—	(119)
Chilean Peso,
Expiring 07/07/22	Bank of America, N.A.	CLP	60,500	73,174	65,843	—	(7,331)
Expiring 07/07/22	Bank of America, N.A.	CLP	41,400	46,454	45,056	—	(1,398)
Expiring 07/07/22	Bank of America, N.A.	CLP	41,400	46,632	45,056	—	(1,576)
Expiring 07/07/22	Bank of America, N.A.	CLP	11,900	14,360	12,951	—	(1,409)
Expiring 07/07/22	Citibank, N.A.	CLP	60,700	69,742	66,061	—	(3,681)
Expiring 07/07/22	Citibank, N.A.	CLP	41,300	47,940	44,948	—	(2,992)
Expiring 07/07/22	Deutsche Bank AG	CLP	61,300	70,411	66,714	—	(3,697)
Expiring 08/05/22	Bank of America, N.A.	CLP	180,100	196,038	194,701	—	(1,337)
Expiring 09/15/22	Goldman Sachs International	CLP	2,277	2,701	2,442	—	(259)
Expiring 09/21/22	BNP Paribas S.A.	CLP	60,826	72,845	65,143	—	(7,702)
China Yuan,
Expiring 09/15/22	JPMorgan Chase Bank, N.A.	CNY	1,132	168,905	168,979	74	—
Chinese Renminbi,
Expiring 07/07/22	Bank of America, N.A.	CNH	377	56,682	56,329	—	(353)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CNH	947	141,342	141,494	152	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CNH	426	63,581	63,650	69	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CNH	401	59,875	59,915	40	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CNH	239	35,391	35,710	319	—
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	CNH	4,690	700,115	700,569	454	—
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	CNH	130	19,407	19,411	4	—
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	CNH	44	6,830	6,538	—	(292)
Expiring 08/05/22	Citibank, N.A.	CNH	398	59,436	59,444	8	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	CNH	361	53,828	53,918	90	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	CNH	197	29,423	29,423	—	—
Expiring 08/23/22	Morgan Stanley & Co. International PLC	CNH	220	32,838	32,893	55	—
Colombian Peso,
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	COP	45,270	10,988	10,891	—	(97)
Expiring 07/19/22	BNP Paribas S.A.	COP	3,071,427	811,274	737,256	—	(74,018)
Expiring 07/28/22	Morgan Stanley Capital Services LLC	COP	255,620	63,698	61,255	—	(2,443)
Expiring 09/21/22	Citibank, N.A.	COP	1,687,413	436,221	400,847	—	(35,374)
Expiring 09/21/22	Citibank, N.A.	COP	350,746	90,673	83,320	—	(7,353)
Czech Koruna,
Expiring 07/07/22	Bank of America, N.A.	CZK	2,810	118,291	118,909	618	—
Expiring 07/07/22	Bank of America, N.A.	CZK	1,790	76,890	75,746	—	(1,144)
Expiring 07/07/22	Citibank, N.A.	CZK	1,300	56,481	55,011	—	(1,470)
Expiring 07/07/22	Citibank, N.A.	CZK	890	37,465	37,662	197	—
Expiring 07/07/22	Citibank, N.A.	CZK	840	35,449	35,546	97	—
Expiring 07/19/22	BNP Paribas S.A.	CZK	5,247	223,000	221,620	—	(1,380)
Expiring 07/19/22	Morgan Stanley & Co. International PLC	CZK	7,406	315,000	312,832	—	(2,168)
Expiring 07/19/22	Morgan Stanley & Co. International PLC	CZK	1,920	83,000	81,120	—	(1,880)
Expiring 07/19/22	Morgan Stanley & Co. International PLC	CZK	690	29,112	29,145	33	—
Expiring 08/05/22	Bank of America, N.A.	CZK	2,150	90,101	90,602	501	—
Danish Krone,
Expiring 07/07/22	Deutsche Bank AG	DKK	700	97,946	98,670	724	—

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 07/05/22	Citibank, N.A.	EUR	204	$212,551	$213,765	$1,214	$—
Expiring 07/05/22	HSBC Bank PLC	EUR	83	86,379	86,509	130	—
Expiring 07/05/22	Morgan Stanley & Co. International PLC	EUR	7,042	7,448,514	7,381,807	—	(66,707)
Expiring 07/05/22	Morgan Stanley & Co. International PLC	EUR	199	210,158	208,826	—	(1,332)
Expiring 07/07/22	Bank of America, N.A.	EUR	28	29,525	29,355	—	(170)
Expiring 07/07/22	Bank of America, N.A.	EUR	28	29,497	29,356	—	(141)
Expiring 07/07/22	Citibank, N.A.	EUR	28	29,893	29,355	—	(538)
Expiring 07/07/22	Citibank, N.A.	EUR	7	7,354	7,339	—	(15)
Expiring 07/07/22	Citibank, N.A.	EUR	7	7,516	7,339	—	(177)
Expiring 07/07/22	Deutsche Bank AG	EUR	340	366,435	356,458	—	(9,977)
Expiring 07/07/22	Deutsche Bank AG	EUR	113	119,445	118,470	—	(975)
Expiring 07/07/22	Deutsche Bank AG	EUR	113	121,262	118,470	—	(2,792)
Expiring 07/07/22	Deutsche Bank AG	EUR	112	120,482	117,422	—	(3,060)
Expiring 07/07/22	Deutsche Bank AG	EUR	111	117,150	116,373	—	(777)
Expiring 07/07/22	Deutsche Bank AG	EUR	38	40,178	39,840	—	(338)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	8,859	9,222,316	9,287,846	65,530	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	2,621	2,798,761	2,747,877	—	(50,884)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	509	529,875	533,640	3,765	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	450	482,765	471,783	—	(10,982)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	340	365,061	356,459	—	(8,602)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	139	147,422	145,728	—	(1,694)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	121	126,280	126,857	577	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	113	118,383	118,470	87	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	113	121,344	118,470	—	(2,874)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	113	118,315	118,470	155	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	112	119,838	117,421	—	(2,417)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	70	73,736	73,388	—	(348)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	65	69,904	68,146	—	(1,758)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	28	29,516	29,355	—	(161)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	7	7,493	7,339	—	(154)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	5	5,317	5,242	—	(75)
Expiring 07/19/22	Citibank, N.A.	EUR	310	333,557	325,266	—	(8,291)
Expiring 07/19/22	Citibank, N.A.	EUR	257	271,445	269,571	—	(1,874)
Expiring 07/19/22	Citibank, N.A.	EUR	250	264,910	262,312	—	(2,598)
Expiring 07/19/22	Citibank, N.A.	EUR	37	38,585	38,607	22	—
Expiring 07/19/22	Goldman Sachs Bank USA	EUR	837	875,828	878,220	2,392	—
Expiring 07/19/22	Goldman Sachs Bank USA	EUR	190	200,645	199,357	—	(1,288)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	EUR	2,895	3,071,678	3,037,338	—	(34,340)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	EUR	270	293,167	283,768	—	(9,399)
Expiring 07/19/22	Morgan Stanley & Co. International PLC	EUR	326	341,487	342,417	930	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	EUR	290	307,053	304,166	—	(2,887)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	EUR	2,088	2,177,749	2,193,426	15,677	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	EUR	324	339,430	340,359	929	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	EUR	226	237,385	237,411	26	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	EUR	176	185,660	184,887	—	(773)
Expiring 09/15/22	Goldman Sachs International	EUR	391	415,601	411,962	—	(3,639)
Expiring 09/15/22	JPMorgan Chase Bank, N.A.	EUR	439	465,243	462,509	—	(2,734)
Expiring 09/15/22	JPMorgan Chase Bank, N.A.	EUR	103	109,696	108,490	—	(1,206)
Expiring 09/15/22	JPMorgan Chase Bank, N.A.	EUR	81	85,298	85,787	489	—
Expiring 09/15/22	UBS AG	EUR	1,112	1,184,209	1,172,230	—	(11,979)
Expiring 09/15/22	UBS AG	EUR	473	500,662	498,626	—	(2,036)

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 09/21/22	Barclays Bank PLC	EUR	101,091	$108,946,104	$106,570,236	$ —	$(2,375,868)
Expiring 09/21/22	Barclays Bank PLC	EUR	4,042	4,255,824	4,261,300	5,476	—
Expiring 09/21/22	Barclays Bank PLC	EUR	1,973	2,091,120	2,080,345	—	(10,775)
Expiring 09/21/22	Barclays Bank PLC	EUR	1,937	2,092,718	2,042,175	—	(50,543)
Expiring 09/21/22	Barclays Bank PLC	EUR	1,872	1,983,306	1,973,723	—	(9,583)
Expiring 09/21/22	Barclays Bank PLC	EUR	1,768	1,885,215	1,864,084	—	(21,131)
Expiring 09/21/22	Barclays Bank PLC	EUR	1,120	1,192,457	1,181,109	—	(11,348)
Expiring 09/21/22	Barclays Bank PLC	EUR	761	794,761	802,101	7,340	—
Expiring 09/21/22	Barclays Bank PLC	EUR	220	235,675	231,443	—	(4,232)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	EUR	3,890	4,190,281	4,100,626	—	(89,655)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	EUR	3,849	4,050,014	4,057,663	7,649	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	EUR	2,247	2,384,406	2,368,865	—	(15,541)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	EUR	1,132	1,220,911	1,193,537	—	(27,374)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	EUR	1,062	1,144,502	1,119,266	—	(25,236)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	EUR	388	410,498	409,423	—	(1,075)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	EUR	296	318,887	311,736	—	(7,151)
Hungarian Forint,
Expiring 07/07/22	Citibank, N.A.	HUF	19,595	51,457	51,735	278	—
Expiring 07/07/22	Citibank, N.A.	HUF	447	1,195	1,180	—	(15)
Expiring 07/07/22	Deutsche Bank AG	HUF	27,400	71,826	72,343	517	—
Expiring 07/19/22	Barclays Bank PLC	HUF	74,824	211,996	197,170	—	(14,826)
Expiring 07/19/22	Citibank, N.A.	HUF	75,443	198,000	198,800	800	—
Expiring 07/19/22	Goldman Sachs Bank USA	HUF	3	9	8	—	(1)
Expiring 07/19/22	Goldman Sachs International	HUF	61,187	166,000	161,236	—	(4,764)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	HUF	55,136	146,000	145,291	—	(709)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	HUF	54,552	143,000	143,751	751	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	HUF	103,296	271,000	272,197	1,197	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	HUF	66,824	177,000	176,090	—	(910)
Expiring 08/05/22	Citibank, N.A.	HUF	27,847	72,775	73,176	401	—
Indian Rupee,
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	INR	19,629	248,437	248,409	—	(28)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	INR	4,451	56,239	56,260	21	—
Expiring 09/15/22	BNP Paribas S.A.	INR	3,869	48,669	48,651	—	(18)
Indonesian Rupiah,
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	IDR	3,257,808	219,160	217,848	—	(1,312)
Expiring 07/19/22	Morgan Stanley Capital Services LLC	IDR	8,290,619	554,445	554,241	—	(204)
Israeli Shekel,
Expiring 07/07/22	Bank of America, N.A.	ILS	385	110,189	110,252	63	—
Expiring 07/07/22	Bank of America, N.A.	ILS	25	7,485	7,159	—	(326)
Expiring 08/05/22	Bank of America, N.A.	ILS	25	7,165	7,172	7	—
Expiring 09/21/22	Barclays Bank PLC	ILS	147	44,488	42,467	—	(2,021)
Expiring 09/21/22	Citibank, N.A.	ILS	147	44,528	42,467	—	(2,061)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ILS	456	135,000	131,310	—	(3,690)
Expiring 09/21/22	Morgan Stanley & Co. International PLC	ILS	120	34,532	34,641	109	—

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen,
Expiring 07/07/22	Bank of America, N.A.	JPY	80,300	$597,395	$592,057	$ —	$(5,338)
Expiring 07/07/22	Bank of America, N.A.	JPY	31,900	237,386	235,201	—	(2,185)
Expiring 07/07/22	Bank of America, N.A.	JPY	15,800	118,051	116,494	—	(1,557)
Expiring 07/07/22	Bank of America, N.A.	JPY	15,700	121,257	115,757	—	(5,500)
Expiring 07/07/22	Citibank, N.A.	JPY	929,749	6,835,586	6,855,106	19,520	—
Expiring 07/07/22	Citibank, N.A.	JPY	135,600	1,043,133	999,788	—	(43,345)
Expiring 07/07/22	Citibank, N.A.	JPY	16,100	118,369	118,706	337	—
Expiring 07/07/22	Citibank, N.A.	JPY	15,700	117,131	115,757	—	(1,374)
Expiring 07/07/22	Citibank, N.A.	JPY	15,500	121,530	114,283	—	(7,247)
Expiring 07/07/22	Citibank, N.A.	JPY	5,800	45,484	42,764	—	(2,720)
Expiring 07/07/22	Citibank, N.A.	JPY	1,000	7,519	7,373	—	(146)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	34,820	258,712	256,730	—	(1,982)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	31,600	235,012	232,989	—	(2,023)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	16,200	119,010	119,444	434	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	16,200	121,006	119,444	—	(1,562)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	16,000	117,509	117,969	460	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	15,700	118,110	115,757	—	(2,353)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	15,700	117,318	115,757	—	(1,561)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	7,885	58,585	58,136	—	(449)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	5,700	42,250	42,027	—	(223)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	5,700	42,244	42,027	—	(217)
Expiring 07/19/22	Goldman Sachs Bank USA	JPY	284,724	2,303,969	2,100,837	—	(203,132)
Expiring 07/19/22	Goldman Sachs Bank USA	JPY	88,753	658,466	654,863	—	(3,603)
Expiring 07/19/22	HSBC Bank PLC	JPY	42,764	342,598	315,532	—	(27,066)
Expiring 07/19/22	HSBC Bank PLC	JPY	25,268	202,434	186,441	—	(15,993)
Expiring 07/19/22	Morgan Stanley & Co. International PLC	JPY	10,481	77,205	77,333	128	—
Expiring 07/19/22	Morgan Stanley Capital Services LLC	JPY	4,900	38,344	36,155	—	(2,189)
Expiring 08/05/22	Citibank, N.A.	JPY	108,300	797,593	799,979	2,386	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	JPY	13,800	101,769	101,936	167	—
Expiring 09/15/22	Goldman Sachs International	JPY	68,131	508,257	504,867	—	(3,390)
Expiring 09/15/22	JPMorgan Chase Bank, N.A.	JPY	8,884	65,753	65,835	82	—
Expiring 09/15/22	JPMorgan Chase Bank, N.A.	JPY	6,905	51,477	51,170	—	(307)
Expiring 09/15/22	UBS AG	JPY	159,990	1,180,971	1,185,568	4,597	—
Expiring 09/15/22	UBS AG	JPY	37,875	278,951	280,663	1,712	—
Expiring 09/21/22	Barclays Bank PLC	JPY	1,618,181	12,176,526	11,997,029	—	(179,497)
Expiring 09/21/22	Barclays Bank PLC	JPY	1,002,418	7,478,993	7,431,825	—	(47,168)
Expiring 09/21/22	Barclays Bank PLC	JPY	910,144	6,781,897	6,747,716	—	(34,181)
Expiring 09/21/22	Barclays Bank PLC	JPY	565,236	4,246,892	4,190,601	—	(56,291)
Expiring 09/21/22	Barclays Bank PLC	JPY	144,745	1,095,771	1,073,123	—	(22,648)
Expiring 09/21/22	Barclays Bank PLC	JPY	62,465	467,441	463,105	—	(4,336)
Expiring 09/21/22	Barclays Bank PLC	JPY	42,597	313,978	315,809	1,831	—
Expiring 09/21/22	Barclays Bank PLC	JPY	34,712	259,930	257,353	—	(2,577)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	JPY	895,283	6,693,105	6,637,540	—	(55,565)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	JPY	334,189	2,496,731	2,477,640	—	(19,091)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	JPY	194,257	1,436,783	1,440,199	3,416	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	JPY	112,317	829,850	832,705	2,855	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	JPY	83,986	628,337	622,663	—	(5,674)

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 09/21/22	Morgan Stanley Capital Services LLC	JPY	24,994	$186,037	$185,303	$ —	$(734)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	JPY	15,558	115,159	115,345	186	—
Malaysian Ringgit,
Expiring 07/07/22	Deutsche Bank AG	MYR	1,301	294,945	296,019	1,074	—
Mexican Peso,
Expiring 07/07/22	Bank of America, N.A.	MXN	1,450	69,974	72,015	2,041	—
Expiring 07/07/22	Bank of America, N.A.	MXN	970	47,060	48,176	1,116	—
Expiring 07/07/22	Bank of America, N.A.	MXN	970	46,776	48,175	1,399	—
Expiring 07/07/22	Citibank, N.A.	MXN	22,405	1,131,760	1,112,756	—	(19,004)
Expiring 07/07/22	Citibank, N.A.	MXN	5,320	263,563	264,220	657	—
Expiring 07/07/22	Citibank, N.A.	MXN	1,430	71,156	71,021	—	(135)
Expiring 07/07/22	Citibank, N.A.	MXN	1,190	57,684	59,102	1,418	—
Expiring 07/07/22	Citibank, N.A.	MXN	970	46,788	48,176	1,388	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	MXN	2,940	148,113	146,017	—	(2,096)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	MXN	2,380	118,169	118,204	35	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	MXN	2,370	119,697	117,707	—	(1,990)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	MXN	1,650	82,994	81,948	—	(1,046)
Expiring 07/15/22	Goldman Sachs Bank USA	MXN	2,382	116,285	118,149	1,864	—
Expiring 07/19/22	Citibank, N.A.	MXN	52,929	2,680,805	2,623,001	—	(57,804)
Expiring 07/19/22	Citibank, N.A.	MXN	18,500	922,836	916,804	—	(6,032)
Expiring 07/19/22	Citibank, N.A.	MXN	3,202	155,983	158,679	2,696	—
Expiring 07/19/22	Citibank, N.A.	MXN	2,250	112,726	111,503	—	(1,223)
Expiring 07/19/22	Citibank, N.A.	MXN	2,220	111,047	110,017	—	(1,030)
Expiring 07/19/22	Citibank, N.A.	MXN	2,000	97,629	99,114	1,485	—
Expiring 07/19/22	Citibank, N.A.	MXN	1,800	90,099	89,202	—	(897)
Expiring 07/19/22	Citibank, N.A.	MXN	1,097	54,463	54,357	—	(106)
Expiring 07/19/22	Citibank, N.A.	MXN	327	15,937	16,205	268	—
Expiring 07/19/22	Goldman Sachs Bank USA	MXN	13,163	650,785	652,318	1,533	—
Expiring 07/19/22	Goldman Sachs Bank USA	MXN	2,180	106,008	108,034	2,026	—
Expiring 07/19/22	Morgan Stanley Capital Services LLC	MXN	8,614	427,295	426,865	—	(430)
Expiring 07/29/22	JPMorgan Chase Bank, N.A.	MXN	2,450	117,788	121,193	3,405	—
Expiring 08/05/22	Citibank, N.A.	MXN	14,010	690,471	692,122	1,651	—
Expiring 08/05/22	Citibank, N.A.	MXN	2,380	117,936	117,577	—	(359)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	MXN	960	47,318	47,426	108	—
Expiring 09/15/22	BNP Paribas S.A.	MXN	19,604	934,226	961,024	26,798	—
Expiring 09/15/22	Goldman Sachs International	MXN	16,719	796,568	819,593	23,025	—
Expiring 09/15/22	UBS AG	MXN	44,851	2,137,182	2,198,695	61,513	—
Expiring 09/15/22	UBS AG	MXN	2,949	144,454	144,570	116	—
Expiring 09/21/22	BNP Paribas S.A.	MXN	4,035	202,000	197,577	—	(4,423)
Expiring 09/21/22	HSBC Bank PLC	MXN	15,675	780,843	767,568	—	(13,275)
Expiring 09/21/22	HSBC Bank PLC	MXN	1,467	73,057	71,815	—	(1,242)
New Taiwanese Dollar,
Expiring 07/07/22	Bank of America, N.A.	TWD	14,310	489,515	481,340	—	(8,175)
Expiring 07/07/22	Bank of America, N.A.	TWD	10,610	358,507	356,885	—	(1,622)
Expiring 07/07/22	Citibank, N.A.	TWD	16,741	561,214	563,111	1,897	—
Expiring 07/07/22	Citibank, N.A.	TWD	14,150	484,672	475,958	—	(8,714)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	TWD	1,335	46,330	44,905	—	(1,425)
Expiring 07/19/22	Citibank, N.A.	TWD	1,575	53,057	53,026	—	(31)
Expiring 07/19/22	Goldman Sachs Bank USA	TWD	35,142	1,209,291	1,183,153	—	(26,138)
Expiring 07/19/22	Goldman Sachs Bank USA	TWD	5,993	202,394	201,767	—	(627)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	TWD	48,893	1,682,774	1,646,118	—	(36,656)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	TWD	16,635	572,437	560,064	—	(12,373)

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 09/15/22	BNP Paribas S.A.	TWD	76,415	$2,597,210	$2,586,091	$ —	$(11,119)
Expiring 09/15/22	BNP Paribas S.A.	TWD	38,208	1,297,502	1,293,045	—	(4,457)
Expiring 09/15/22	BNP Paribas S.A.	TWD	38,208	1,296,710	1,293,046	—	(3,664)
Expiring 09/15/22	BNP Paribas S.A.	TWD	30,450	1,031,319	1,030,499	—	(820)
New Zealand Dollar,
Expiring 07/07/22	Citibank, N.A.	NZD	190	118,792	118,662	—	(130)
Expiring 07/07/22	Citibank, N.A.	NZD	185	115,641	115,539	—	(102)
Expiring 07/07/22	Deutsche Bank AG	NZD	565	367,913	352,863	—	(15,050)
Expiring 07/07/22	Deutsche Bank AG	NZD	190	118,528	118,662	134	—
Expiring 07/07/22	Deutsche Bank AG	NZD	185	116,232	115,539	—	(693)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	1,647	1,027,296	1,028,610	1,314	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	740	479,994	462,158	—	(17,836)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	380	236,432	237,324	892	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	375	237,088	234,201	—	(2,887)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	232	144,707	144,892	185	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	190	118,632	118,662	30	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	190	118,361	118,662	301	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	185	115,759	115,539	—	(220)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	150	98,083	93,680	—	(4,403)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	115	71,890	71,821	—	(69)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	85	55,268	53,085	—	(2,183)
Expiring 07/19/22	Citibank, N.A.	NZD	45	31,216	28,101	—	(3,115)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	NZD	172	117,172	107,229	—	(9,943)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	NZD	163	111,366	101,916	—	(9,450)
Expiring 08/05/22	Citibank, N.A.	NZD	98	60,908	61,186	278	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	NZD	380	237,294	237,254	—	(40)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	NZD	95	59,325	59,314	—	(11)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	NZD	90	55,937	56,192	255	—
Expiring 09/21/22	Barclays Bank PLC	NZD	2,000	1,265,807	1,247,932	—	(17,875)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	NZD	119,521	77,197,527	74,575,541	—	(2,621,986)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	NZD	4,821	3,003,120	3,008,315	5,195	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	NZD	2,366	1,497,157	1,476,346	—	(20,811)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	NZD	2,348	1,515,275	1,464,938	—	(50,337)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	NZD	1,911	1,192,356	1,192,613	257	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	NZD	1,594	1,012,452	994,850	—	(17,602)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	NZD	1,235	795,168	770,745	—	(24,423)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	NZD	1,210	777,727	754,682	—	(23,045)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	NZD	1,204	757,777	751,038	—	(6,739)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	NZD	1,150	746,821	717,577	—	(29,244)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	NZD	707	439,848	441,021	1,173	—
Norwegian Krone,
Expiring 07/07/22	Bank of America, N.A.	NOK	1,170	117,563	118,796	1,233	—
Expiring 07/07/22	Deutsche Bank AG	NOK	4,642	491,119	471,323	—	(19,796)
Expiring 07/07/22	Deutsche Bank AG	NOK	3,353	338,031	340,445	2,414	—

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 07/07/22	Deutsche Bank AG	NOK	1,160	$116,364	$117,780	$1,416	$—
Expiring 07/07/22	Deutsche Bank AG	NOK	1,160	116,143	117,781	1,638	—
Expiring 07/07/22	Deutsche Bank AG	NOK	330	32,946	33,506	560	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NOK	1,150	116,435	116,766	331	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	NOK	858	97,378	87,119	—	(10,259)
Expiring 07/19/22	Morgan Stanley Capital Services LLC	NOK	1,359	156,385	137,969	—	(18,416)
Expiring 08/05/22	Bank of America, N.A.	NOK	1,160	117,732	117,853	121	—
Expiring 08/05/22	Deutsche Bank AG	NOK	3,912	394,597	397,449	2,852	—
Expiring 09/15/22	Bank of America, N.A.	NOK	87	8,775	8,896	121	—
Expiring 09/15/22	UBS AG	NOK	54	5,370	5,449	79	—
Expiring 09/21/22	Barclays Bank PLC	NOK	9,220	955,958	937,773	—	(18,185)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	NOK	675,284	70,936,905	68,685,877	—	(2,251,028)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	NOK	26,308	2,641,671	2,675,893	34,222	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	NOK	23,862	2,386,417	2,427,059	40,642	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	NOK	23,016	2,314,430	2,341,078	26,648	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	NOK	22,542	2,253,021	2,292,803	39,782	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	NOK	16,835	1,711,976	1,712,360	384	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	NOK	8,601	911,390	874,832	—	(36,558)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	NOK	8,600	912,286	874,724	—	(37,562)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	NOK	3,884	410,220	395,058	—	(15,162)
Peruvian Nuevo Sol,
Expiring 07/07/22	Citibank, N.A.	PEN	279	72,770	72,816	46	—
Expiring 07/07/22	Citibank, N.A.	PEN	180	48,920	46,978	—	(1,942)
Expiring 09/21/22	BNP Paribas S.A.	PEN	2,004	526,872	519,019	—	(7,853)
Expiring 09/21/22	Citibank, N.A.	PEN	744	199,144	192,772	—	(6,372)
Expiring 09/21/22	Goldman Sachs International	PEN	417	110,856	107,860	—	(2,996)
Philippine Peso,
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	PHP	2,310	42,051	41,990	—	(61)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	PHP	80	1,527	1,454	—	(73)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	37,794	705,770	682,901	—	(22,869)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	21,736	400,000	392,749	—	(7,251)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	18,584	345,000	335,803	—	(9,197)
Expiring 09/21/22	The Toronto-Dominion Bank	PHP	21,491	401,695	388,316	—	(13,379)
Polish Zloty,
Expiring 07/07/22	Citibank, N.A.	PLN	385	85,447	85,831	384	—
Expiring 07/07/22	Citibank, N.A.	PLN	315	69,911	70,225	314	—
Expiring 07/07/22	Citibank, N.A.	PLN	180	41,616	40,129	—	(1,487)
Expiring 07/19/22	BNP Paribas S.A.	PLN	1,034	241,000	230,002	—	(10,998)
Expiring 07/19/22	BNP Paribas S.A.	PLN	606	135,000	134,836	—	(164)
Expiring 07/19/22	Citibank, N.A.	PLN	693	154,319	154,132	—	(187)
Expiring 07/19/22	Citibank, N.A.	PLN	448	100,000	99,599	—	(401)
Expiring 07/19/22	HSBC Bank PLC	PLN	1,305	302,521	290,424	—	(12,097)
Expiring 07/19/22	HSBC Bank PLC	PLN	1,103	254,251	245,414	—	(8,837)
Expiring 07/19/22	HSBC Bank PLC	PLN	643	149,000	143,150	—	(5,850)

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 07/19/22	HSBC Bank PLC	PLN	486	$112,705	$108,198	$—	$(4,507)
Expiring 07/19/22	HSBC Bank PLC	PLN	411	94,722	91,430	—	(3,292)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	PLN	1,058	236,000	235,464	—	(536)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	PLN	821	185,000	182,627	—	(2,373)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	PLN	742	166,000	165,117	—	(883)
Singapore Dollar,
Expiring 07/07/22	Citibank, N.A.	SGD	345	247,691	248,326	635	—
Expiring 07/07/22	Citibank, N.A.	SGD	44	31,590	31,671	81	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	SGD	45	32,459	32,390	—	(69)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	SGD	27	19,466	19,434	—	(32)
Expiring 09/15/22	BNP Paribas S.A.	SGD	18	12,680	12,714	34	—
Expiring 09/21/22	Barclays Bank PLC	SGD	14,764	10,747,896	10,632,446	—	(115,450)
Expiring 09/21/22	Barclays Bank PLC	SGD	622	446,494	448,101	1,607	—
Expiring 09/21/22	Barclays Bank PLC	SGD	503	363,128	362,481	—	(647)
Expiring 09/21/22	Barclays Bank PLC	SGD	217	156,473	155,974	—	(499)
Expiring 09/21/22	BNP Paribas S.A.	SGD	163	118,746	117,397	—	(1,349)
Expiring 09/21/22	HSBC Bank PLC	SGD	224	162,000	161,470	—	(530)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	SGD	223	161,000	160,676	—	(324)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	SGD	5,255	3,787,282	3,784,295	—	(2,987)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	SGD	2,733	1,988,857	1,968,022	—	(20,835)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	SGD	2,642	1,900,254	1,902,991	2,737	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	SGD	2,349	1,697,619	1,691,998	—	(5,621)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	SGD	504	363,620	363,318	—	(302)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	SGD	416	302,606	299,540	—	(3,066)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	SGD	371	270,246	267,278	—	(2,968)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	SGD	288	207,768	207,308	—	(460)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	SGD	267	193,125	192,477	—	(648)
South African Rand,
Expiring 07/07/22	Bank of America, N.A.	ZAR	1,910	121,629	117,321	—	(4,308)
Expiring 07/07/22	Bank of America, N.A.	ZAR	1,880	120,755	115,478	—	(5,277)
Expiring 07/07/22	Bank of America, N.A.	ZAR	1,190	74,274	73,095	—	(1,179)
Expiring 07/07/22	Bank of America, N.A.	ZAR	1,170	73,514	71,867	—	(1,647)
Expiring 07/07/22	Bank of America, N.A.	ZAR	1,150	70,410	70,639	229	—
Expiring 07/07/22	Bank of America, N.A.	ZAR	1,130	72,615	69,410	—	(3,205)
Expiring 07/07/22	Bank of America, N.A.	ZAR	770	47,144	47,297	153	—
Expiring 07/07/22	Bank of America, N.A.	ZAR	760	47,948	46,683	—	(1,265)
Expiring 07/07/22	Bank of America, N.A.	ZAR	760	48,118	46,683	—	(1,435)
Expiring 07/07/22	Bank of America, N.A.	ZAR	760	47,212	46,682	—	(530)
Expiring 07/07/22	Bank of America, N.A.	ZAR	750	46,857	46,068	—	(789)
Expiring 07/07/22	Citibank, N.A.	ZAR	14,760	945,390	906,626	—	(38,764)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	ZAR	4,430	275,712	272,111	—	(3,601)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	ZAR	760	47,553	46,682	—	(871)
Expiring 07/19/22	Morgan Stanley Capital Services LLC	ZAR	969	65,440	59,418	—	(6,022)
Expiring 08/05/22	Citibank, N.A.	ZAR	17,320	1,051,443	1,060,658	9,215	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	ZAR	1,920	117,218	117,578	360	—

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 09/15/22	UBS AG	ZAR	48	$2,934	$2,907	$—	$(27)
Expiring 09/21/22	HSBC Bank PLC	ZAR	949	60,358	57,821	—	(2,537)
Expiring 09/21/22	HSBC Bank PLC	ZAR	747	45,729	45,534	—	(195)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	3,168	195,000	193,056	—	(1,944)
South Korean Won,
Expiring 07/07/22	Citibank, N.A.	KRW	953,181	733,216	739,585	6,369	—
Expiring 07/07/22	Citibank, N.A.	KRW	290,330	223,331	225,271	1,940	—
Expiring 07/07/22	Citibank, N.A.	KRW	153,900	119,367	119,413	46	—
Expiring 07/07/22	Citibank, N.A.	KRW	151,290	117,507	117,388	—	(119)
Expiring 07/07/22	Deutsche Bank AG	KRW	162,405	125,837	126,012	175	—
Expiring 07/07/22	Deutsche Bank AG	KRW	151,110	117,121	117,248	127	—
Expiring 07/07/22	Deutsche Bank AG	KRW	90,640	73,227	70,329	—	(2,898)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	KRW	305,330	237,057	236,909	—	(148)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	KRW	299,100	240,241	232,075	—	(8,166)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	KRW	152,660	118,783	118,451	—	(332)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	KRW	152,090	117,844	118,008	164	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	KRW	149,550	120,043	116,037	—	(4,006)
Expiring 08/05/22	Deutsche Bank AG	KRW	46,250	35,626	35,904	278	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	KRW	306,630	237,422	238,039	617	—
Expiring 09/15/22	Goldman Sachs International	KRW	5,492	4,370	4,269	—	(101)
Expiring 09/21/22	BNP Paribas S.A.	KRW	106,302	85,549	82,640	—	(2,909)
Swedish Krona,
Expiring 07/07/22	Citibank, N.A.	SEK	1,672	170,116	163,480	—	(6,636)
Expiring 07/07/22	Citibank, N.A.	SEK	1,200	122,018	117,330	—	(4,688)
Expiring 07/07/22	Citibank, N.A.	SEK	1,180	116,236	115,374	—	(862)
Expiring 07/07/22	Citibank, N.A.	SEK	521	50,571	50,942	371	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	SEK	1,200	122,206	117,330	—	(4,876)
Expiring 07/19/22	BNP Paribas S.A.	SEK	985	104,487	96,362	—	(8,125)
Expiring 08/05/22	Citibank, N.A.	SEK	202	19,624	19,772	148	—
Expiring 09/21/22	Barclays Bank PLC	SEK	8,961	901,113	879,081	—	(22,032)
Expiring 09/21/22	Barclays Bank PLC	SEK	8,799	868,086	863,211	—	(4,875)
Expiring 09/21/22	Barclays Bank PLC	SEK	6,697	682,735	656,964	—	(25,771)
Expiring 09/21/22	Barclays Bank PLC	SEK	5,243	535,678	514,331	—	(21,347)
Expiring 09/21/22	Barclays Bank PLC	SEK	4,749	468,408	465,910	—	(2,498)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	SEK	405,887	41,292,522	39,817,140	—	(1,475,382)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	SEK	23,290	2,322,018	2,284,693	—	(37,325)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	SEK	18,867	1,936,322	1,850,806	—	(85,516)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	SEK	7,922	783,904	777,190	—	(6,714)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	SEK	6,628	656,941	650,221	—	(6,720)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	SEK	6,473	628,643	634,995	6,352	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	SEK	211	20,897	20,652	—	(245)
Swiss Franc,
Expiring 07/07/22	Citibank, N.A.	CHF	235	245,614	246,260	646	—
Expiring 07/07/22	Citibank, N.A.	CHF	5	5,172	5,240	68	—
Expiring 07/07/22	Deutsche Bank AG	CHF	115	118,605	120,510	1,905	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	350	360,667	366,770	6,103	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	258	269,618	270,362	744	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	120	120,299	125,750	5,451	—

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	115	$117,800	$120,510	$2,710	$—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	115	117,831	120,510	2,679	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	87	90,918	91,169	251	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	18	18,735	18,863	128	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	10	10,101	10,479	378	—
Expiring 07/19/22	BNP Paribas S.A.	CHF	30	30,946	31,365	419	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	CHF	104	107,308	108,686	1,378	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	CHF	40	41,863	41,996	133	—
Expiring 09/15/22	JPMorgan Chase Bank, N.A.	CHF	1,133	1,184,866	1,193,070	8,204	—
Expiring 09/15/22	UBS AG	CHF	481	503,860	506,618	2,758	—
Expiring 09/21/22	Barclays Bank PLC	CHF	8,285	8,604,216	8,730,727	126,511	—
Expiring 09/21/22	Barclays Bank PLC	CHF	4,412	4,469,365	4,649,697	180,332	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	CHF	4,520	4,702,061	4,763,117	61,056	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	CHF	617	635,877	650,124	14,247	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	CHF	537	561,955	565,812	3,857	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	CHF	307	323,261	323,925	664	—
Thai Baht,
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	THB	4,830	136,556	136,647	91	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	THB	4,250	120,158	120,239	81	—
Expiring 09/15/22	Citibank, N.A.	THB	158	4,524	4,486	—	(38)
Expiring 09/15/22	Goldman Sachs International	THB	198,996	5,699,453	5,648,894	—	(50,559)
Expiring 09/15/22	UBS AG	THB	179,826	5,148,188	5,104,711	—	(43,477)
Expiring 09/21/22	Citibank, N.A.	THB	1,074	30,936	30,498	—	(438)
Turkish Lira,
Expiring 07/07/22	Bank of America, N.A.	TRY	824	49,400	49,241	—	(159)
Expiring 07/07/22	Deutsche Bank AG	TRY	1,270	70,979	75,894	4,915	—
Expiring 07/07/22	Deutsche Bank AG	TRY	313	18,767	18,705	—	(62)
Expiring 07/07/22	Deutsche Bank AG	TRY	312	18,706	18,645	—	(61)
Expiring 07/07/22	Deutsche Bank AG	TRY	311	18,645	18,585	—	(60)
Expiring 07/07/22	Deutsche Bank AG	TRY	311	18,645	18,585	—	(60)
Expiring 07/07/22	Deutsche Bank AG	TRY	309	18,592	18,466	—	(126)
Expiring 07/07/22	Deutsche Bank AG	TRY	148	8,915	8,844	—	(71)

				$799,570,487	$782,469,652	959,640	(18,060,475)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/07/22	Bank of America, N.A.	AUD	670	$483,482	$462,475	$21,007	$—
Expiring 07/07/22	Citibank, N.A.	AUD	335	234,099	231,238	2,861	—
Expiring 07/07/22	Citibank, N.A.	AUD	170	122,245	117,344	4,901	—
Expiring 07/07/22	Citibank, N.A.	AUD	170	118,867	117,344	1,523	—
Expiring 07/07/22	Citibank, N.A.	AUD	170	121,698	117,345	4,353	—
Expiring 07/07/22	Citibank, N.A.	AUD	170	121,961	117,344	4,617	—
Expiring 07/07/22	Citibank, N.A.	AUD	122	84,245	84,212	33	—
Expiring 07/07/22	Deutsche Bank AG	AUD	852	612,458	588,103	24,355	—
Expiring 07/07/22	Deutsche Bank AG	AUD	819	588,736	565,324	23,412	—
Expiring 07/07/22	Deutsche Bank AG	AUD	170	122,108	117,345	4,763	—

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 07/07/22	Deutsche Bank AG	AUD	170	$120,346	$117,345	$3,001	$—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	335	239,882	231,237	8,645	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	170	119,799	117,344	2,455	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	170	117,694	117,344	350	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	170	120,559	117,344	3,215	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	170	117,475	117,345	130	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	55	38,252	37,964	288	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	38	26,369	26,230	139	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	37	25,804	25,539	265	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	10	6,981	6,903	78	—
Expiring 07/19/22	BNP Paribas S.A.	AUD	293	218,435	202,478	15,957	—
Expiring 07/19/22	BNP Paribas S.A.	AUD	236	175,425	162,610	12,815	—
Expiring 07/19/22	Citibank, N.A.	AUD	924	639,283	637,715	1,568	—
Expiring 07/19/22	Citibank, N.A.	AUD	165	115,642	113,905	1,737	—
Expiring 07/19/22	Citibank, N.A.	AUD	140	97,634	96,647	987	—
Expiring 07/19/22	Goldman Sachs Bank USA	AUD	661	475,206	456,311	18,895	—
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	AUD	231	165,876	159,467	6,409	—
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	AUD	114	80,000	78,857	1,143	—
Expiring 08/05/22	Deutsche Bank AG	AUD	1,016	701,492	701,490	2	—
Expiring 08/05/22	Deutsche Bank AG	AUD	332	229,228	229,227	1	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	AUD	228	157,633	157,421	212	—
Expiring 09/15/22	JPMorgan Chase Bank, N.A.	AUD	128	88,344	88,563	—	(219)
Expiring 09/21/22	Barclays Bank PLC	AUD	2,344	1,702,955	1,618,825	84,130	—
Expiring 09/21/22	Barclays Bank PLC	AUD	226	156,430	156,314	116	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	AUD	32,750	23,569,615	22,621,232	948,383	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	AUD	1,838	1,328,682	1,269,717	58,965	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	AUD	1,828	1,316,416	1,262,361	54,055	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	AUD	1,355	942,906	935,599	7,307	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	AUD	722	519,395	498,420	20,975	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	AUD	708	510,908	489,124	21,784	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	AUD	471	335,353	325,048	10,305	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	AUD	470	326,274	324,646	1,628	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	AUD	449	324,636	310,209	14,427	—
Brazilian Real,
Expiring 07/05/22	Bank of America, N.A.	BRL	170	32,455	32,434	21	—
Expiring 07/05/22	Citibank, N.A.	BRL	260	50,246	49,604	642	—
Expiring 07/05/22	Citibank, N.A.	BRL	160	30,981	30,527	454	—
Expiring 07/05/22	Citibank, N.A.	BRL	155	30,118	29,573	545	—
Expiring 07/05/22	Citibank, N.A.	BRL	30	6,211	5,723	488	—
Expiring 07/05/22	Citibank, N.A.	BRL	20	3,818	3,816	2	—
Expiring 07/05/22	HSBC Bank PLC	BRL	649	134,121	123,747	10,374	—
Expiring 07/05/22	JPMorgan Chase Bank, N.A.	BRL	190	37,124	36,250	874	—
Expiring 07/05/22	The Toronto-Dominion Bank	BRL	6,227	1,190,704	1,188,111	2,593	—
Expiring 07/19/22	Citibank, N.A.	BRL	1,092	210,931	207,506	3,425	—
Expiring 07/19/22	Goldman Sachs Bank USA	BRL	7,496	1,547,396	1,423,943	123,453	—

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 07/19/22	Morgan Stanley Capital Services LLC	BRL	2,540	$491,522	$482,505	$9,017	$—
Expiring 07/19/22	Morgan Stanley Capital Services LLC	BRL	2,472	480,317	469,689	10,628	—
Expiring 08/02/22	Citibank, N.A.	BRL	410	77,766	77,555	211	—
British Pound,
Expiring 07/05/22	BNP Paribas S.A.	GBP	1,786	2,232,371	2,173,834	58,537	—
Expiring 07/07/22	Bank of America, N.A.	GBP	3,244	4,053,670	3,949,210	104,460	—
Expiring 07/07/22	Bank of America, N.A.	GBP	674	818,829	820,520	—	(1,691)
Expiring 07/07/22	Bank of America, N.A.	GBP	134	167,445	163,130	4,315	—
Expiring 07/07/22	Bank of America, N.A.	GBP	96	118,028	116,869	1,159	—
Expiring 07/07/22	Citibank, N.A.	GBP	97	119,774	118,086	1,688	—
Expiring 07/07/22	Citibank, N.A.	GBP	6	7,250	7,305	—	(55)
Expiring 07/07/22	Citibank, N.A.	GBP	6	7,523	7,304	219	—
Expiring 07/07/22	Deutsche Bank AG	GBP	29	35,594	35,305	289	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	GBP	96	120,406	116,869	3,537	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	GBP	34	42,635	41,391	1,244	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	GBP	31	38,638	37,739	899	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	GBP	25	30,657	30,434	223	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	GBP	6	7,315	7,305	10	—
Expiring 07/19/22	Goldman Sachs Bank USA	GBP	140	182,372	169,974	12,398	—
Expiring 07/19/22	Goldman Sachs Bank USA	GBP	60	74,110	73,304	806	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	GBP	502	616,285	611,256	5,029	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	GBP	24	29,487	28,733	754	—
Expiring 07/19/22	The Toronto-Dominion Bank	GBP	3,811	4,972,088	4,640,450	331,638	—
Expiring 08/02/22	BNP Paribas S.A.	GBP	1,746	2,142,506	2,126,984	15,522	—
Expiring 08/05/22	Bank of America, N.A.	GBP	3,161	3,842,164	3,850,361	—	(8,197)
Expiring 08/05/22	Bank of America, N.A.	GBP	74	89,946	90,138	—	(192)
Expiring 09/15/22	JPMorgan Chase Bank, N.A.	GBP	55	67,211	67,273	—	(62)
Expiring 09/21/22	Barclays Bank PLC	GBP	5,908	7,239,164	7,203,433	35,731	—
Expiring 09/21/22	Barclays Bank PLC	GBP	3,747	4,606,617	4,568,807	37,810	—
Expiring 09/21/22	Barclays Bank PLC	GBP	741	928,837	903,592	25,245	—
Expiring 09/21/22	Barclays Bank PLC	GBP	632	776,957	770,899	6,058	—
Expiring 09/21/22	Barclays Bank PLC	GBP	204	247,745	249,180	—	(1,435)
Expiring 09/21/22	Barclays Bank PLC	GBP	159	199,538	193,670	5,868	—
Expiring 09/21/22	Barclays Bank PLC	GBP	83	101,329	101,531	—	(202)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	GBP	3,248	3,929,586	3,960,271	—	(30,685)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	GBP	2,139	2,595,231	2,607,697	—	(12,466)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	GBP	1,039	1,276,916	1,266,424	10,492	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	GBP	640	790,826	780,136	10,690	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	GBP	565	691,276	689,140	2,136	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	GBP	486	586,947	592,175	—	(5,228)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	GBP	226	277,561	275,381	2,180	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	GBP	212	260,403	258,580	1,823	—

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 09/21/22	Morgan Stanley Capital Services LLC	GBP	64	$78,425	$78,424	$1	$—
Canadian Dollar,
Expiring 07/07/22	Bank of America, N.A.	CAD	2,128	1,683,731	1,653,269	30,462	—
Expiring 07/07/22	Bank of America, N.A.	CAD	179	138,921	139,067	—	(146)
Expiring 07/07/22	Bank of America, N.A.	CAD	120	94,947	93,229	1,718	—
Expiring 07/07/22	Citibank, N.A.	CAD	75	57,853	58,268	—	(415)
Expiring 07/07/22	Citibank, N.A.	CAD	10	7,704	7,769	—	(65)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	460	362,983	357,380	5,603	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	300	238,130	233,073	5,057	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	155	122,623	120,422	2,201	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	155	120,498	120,422	76	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	155	120,466	120,422	44	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	150	116,492	116,537	—	(45)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	150	115,947	116,537	—	(590)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	110	84,830	85,460	—	(630)
Expiring 07/19/22	Citibank, N.A.	CAD	539	427,224	418,992	8,232	—
Expiring 07/19/22	Citibank, N.A.	CAD	325	248,650	252,208	—	(3,558)
Expiring 07/19/22	Citibank, N.A.	CAD	168	129,936	130,611	—	(675)
Expiring 08/05/22	Bank of America, N.A.	CAD	2,033	1,577,498	1,579,381	—	(1,883)
Expiring 08/05/22	Bank of America, N.A.	CAD	250	193,986	194,218	—	(232)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	CAD	75	58,251	58,266	—	(15)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	CAD	24	18,643	18,645	—	(2)
Expiring 09/15/22	Goldman Sachs International	CAD	24	18,327	18,385	—	(58)
Expiring 09/21/22	Barclays Bank PLC	CAD	62,061	49,541,047	48,220,818	1,320,229	—
Expiring 09/21/22	Barclays Bank PLC	CAD	5,556	4,295,087	4,317,108	—	(22,021)
Expiring 09/21/22	Barclays Bank PLC	CAD	3,537	2,712,963	2,748,164	—	(35,201)
Expiring 09/21/22	Barclays Bank PLC	CAD	3,322	2,565,518	2,581,247	—	(15,729)
Expiring 09/21/22	Barclays Bank PLC	CAD	1,435	1,139,535	1,115,053	24,482	—
Expiring 09/21/22	Barclays Bank PLC	CAD	55	43,328	42,610	718	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	CAD	5,501	4,258,737	4,274,426	—	(15,689)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	CAD	1,388	1,105,148	1,078,635	26,513	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	CAD	1,032	821,369	801,904	19,465	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	CAD	917	710,302	712,170	—	(1,868)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	CAD	903	720,844	701,934	18,910	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	CAD	559	444,615	434,688	9,927	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	CAD	508	396,323	394,658	1,665	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	CAD	315	243,886	245,037	—	(1,151)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	CAD	280	216,011	217,506	—	(1,495)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	CAD	258	200,898	200,542	356	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	CAD	202	156,731	156,576	155	—
Chilean Peso,
Expiring 07/07/22	Bank of America, N.A.	CLP	180,100	197,068	196,006	1,062	—
Expiring 07/07/22	Bank of America, N.A.	CLP	40,100	46,034	43,642	2,392	—

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 07/07/22	Citibank, N.A.	CLP	98,300	$119,655	$106,982	$12,673	$—
China Yuan,
Expiring 09/15/22	Bank of America, N.A.	CNY	37	5,402	5,458	—	(56)
Expiring 09/15/22	JPMorgan Chase Bank, N.A.	CNY	125,356	18,718,452	18,715,727	2,725	—
Chinese Renminbi,
Expiring 07/07/22	Citibank, N.A.	CNH	200	29,900	29,883	17	—
Expiring 07/07/22	Citibank, N.A.	CNH	200	29,900	29,883	17	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CNH	1,363	203,392	203,650	—	(258)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CNH	426	63,569	63,650	—	(81)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CNH	201	29,745	30,032	—	(287)
Expiring 07/19/22	Goldman Sachs Bank USA	CNH	7,074	1,102,745	1,056,759	45,986	—
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	CNH	31,246	4,884,372	4,667,773	216,599	—
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	CNH	3,677	549,502	549,252	250	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	CNH	947	141,276	141,440	—	(164)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	CNH	426	63,552	63,626	—	(74)
Expiring 08/23/22	Goldman Sachs International	CNH	1,291	189,000	192,873	—	(3,873)
Expiring 08/23/22	HSBC Bank PLC	CNH	2,781	415,000	415,377	—	(377)
Expiring 08/23/22	HSBC Bank PLC	CNH	351	51,844	52,365	—	(521)
Expiring 08/23/22	JPMorgan Chase Bank, N.A.	CNH	21,653	3,162,206	3,233,662	—	(71,456)
Expiring 08/23/22	JPMorgan Chase Bank, N.A.	CNH	6,996	1,021,724	1,044,812	—	(23,088)
Colombian Peso,
Expiring 07/07/22	Citibank, N.A.	COP	45,270	11,492	10,890	602	—
Expiring 07/19/22	Citibank, N.A.	COP	87,196	21,530	20,930	600	—
Expiring 07/19/22	Goldman Sachs Bank USA	COP	2,380,270	622,670	571,352	51,318	—
Expiring 07/19/22	Morgan Stanley Capital Services LLC	COP	3,150,853	774,546	756,321	18,225	—
Expiring 07/19/22	Morgan Stanley Capital Services LLC	COP	546,040	143,770	131,069	12,701	—
Expiring 07/19/22	Morgan Stanley Capital Services LLC	COP	296,090	78,248	71,073	7,175	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	COP	45,270	10,937	10,834	103	—
Czech Koruna,
Expiring 07/07/22	Bank of America, N.A.	CZK	2,810	120,704	118,909	1,795	—
Expiring 07/07/22	Bank of America, N.A.	CZK	2,150	90,507	90,980	—	(473)
Expiring 07/07/22	Citibank, N.A.	CZK	1,950	84,181	82,516	1,665	—
Expiring 07/07/22	Deutsche Bank AG	CZK	720	31,001	30,468	533	—
Expiring 07/19/22	BNP Paribas S.A.	CZK	3,860	169,549	163,043	6,506	—
Expiring 08/05/22	Bank of America, N.A.	CZK	2,810	117,760	118,414	—	(654)
Danish Krone,
Expiring 07/07/22	Deutsche Bank AG	DKK	700	100,453	98,670	1,783	—
Expiring 08/05/22	Deutsche Bank AG	DKK	700	98,137	98,872	—	(735)
Expiring 09/15/22	BNP Paribas S.A.	DKK	8	1,165	1,172	—	(7)
Euro,
Expiring 07/05/22	Morgan Stanley & Co. International PLC	EUR	7,528	8,052,695	7,890,907	161,788	—
Expiring 07/07/22	Bank of America, N.A.	EUR	225	242,222	235,892	6,330	—
Expiring 07/07/22	Bank of America, N.A.	EUR	225	241,529	235,892	5,637	—
Expiring 07/07/22	Bank of America, N.A.	EUR	224	233,556	234,843	—	(1,287)
Expiring 07/07/22	Bank of America, N.A.	EUR	30	32,212	31,452	760	—
Expiring 07/07/22	Citibank, N.A.	EUR	112	117,937	117,422	515	—
Expiring 07/07/22	Citibank, N.A.	EUR	7	7,394	7,338	56	—
Expiring 07/07/22	Deutsche Bank AG	EUR	112	118,087	117,421	666	—
Expiring 07/07/22	Deutsche Bank AG	EUR	112	118,087	117,421	666	—
Expiring 07/07/22	Deutsche Bank AG	EUR	95	100,139	99,598	541	—
Expiring 07/07/22	Deutsche Bank AG	EUR	48	50,710	50,324	386	—

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/07/22	Deutsche Bank AG	EUR	7	$7,301	$7,339	$—	$(38)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	8,770	9,364,799	9,194,538	170,261	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	2,088	2,173,631	2,189,076	—	(15,445)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	702	749,611	735,982	13,629	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	349	368,268	365,895	2,373	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	226	236,932	236,940	—	(8)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	215	226,676	225,408	1,268	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	179	189,791	187,665	2,126	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	149	156,933	156,213	720	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	140	150,566	146,778	3,788	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	115	123,407	120,567	2,840	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	113	120,824	118,470	2,354	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	112	119,584	117,422	2,162	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	89	94,359	93,309	1,050	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	68	72,678	71,292	1,386	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	68	71,859	71,292	567	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	10	10,462	10,484	—	(22)
Expiring 07/19/22	BNP Paribas S.A.	EUR	5,963	6,482,925	6,256,638	226,287	—
Expiring 07/19/22	BNP Paribas S.A.	EUR	79	86,000	83,336	2,664	—
Expiring 07/19/22	Citibank, N.A.	EUR	1,868	2,002,610	1,959,992	42,618	—
Expiring 07/19/22	Citibank, N.A.	EUR	891	953,623	934,878	18,745	—
Expiring 07/19/22	Citibank, N.A.	EUR	765	823,132	802,673	20,459	—
Expiring 07/19/22	Citibank, N.A.	EUR	220	236,008	230,834	5,174	—
Expiring 07/19/22	Citibank, N.A.	EUR	157	164,629	164,732	—	(103)
Expiring 07/19/22	Deutsche Bank AG	EUR	7,824	8,567,637	8,209,576	358,061	—
Expiring 07/19/22	Deutsche Bank AG	EUR	7,722	8,428,948	8,101,982	326,966	—
Expiring 07/19/22	Goldman Sachs Bank USA	EUR	270	286,160	283,297	2,863	—
Expiring 07/19/22	Morgan Stanley Capital Services LLC	EUR	1,458	1,596,985	1,529,865	67,120	—
Expiring 07/19/22	Morgan Stanley Capital Services LLC	EUR	201	210,075	210,899	—	(824)
Expiring 07/19/22	The Toronto-Dominion Bank	EUR	65	70,314	68,702	1,612	—
Expiring 08/02/22	Morgan Stanley & Co. International PLC	EUR	7,042	7,462,211	7,395,686	66,525	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	EUR	8,859	9,239,786	9,306,299	—	(66,513)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	EUR	509	530,878	534,700	—	(3,822)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	EUR	83	87,185	87,190	—	(5)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	EUR	28	29,415	29,414	1	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	EUR	17	17,857	17,858	—	(1)
Expiring 09/15/22	BNP Paribas S.A.	EUR	1,049	1,098,973	1,105,491	—	(6,518)
Expiring 09/15/22	Goldman Sachs International	EUR	2,453	2,569,885	2,585,102	—	(15,217)
Expiring 09/15/22	The Bank of New York Mellon	EUR	9	9,787	9,845	—	(58)
Expiring 09/15/22	UBS AG	EUR	269	281,726	283,400	—	(1,674)
Expiring 09/21/22	Barclays Bank PLC	EUR	965	1,021,571	1,017,309	4,262	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	EUR	44,433	47,923,467	46,841,160	1,082,307	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	EUR	6,088	6,440,392	6,417,695	22,697	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	EUR	4,405	4,676,223	4,643,950	32,273	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	EUR	3,211	3,378,507	3,385,182	—	(6,675)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	EUR	688	742,344	725,095	17,249	—

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 09/21/22	Morgan Stanley Capital Services LLC	EUR	332	$348,267	$350,341	$—	$(2,074)
Hong Kong Dollar,
Expiring 09/15/22	BNP Paribas S.A.	HKD	69	8,826	8,829	—	(3)
Hungarian Forint,
Expiring 07/07/22	Citibank, N.A.	HUF	27,847	73,127	73,523	—	(396)
Expiring 07/07/22	Citibank, N.A.	HUF	19,595	52,387	51,736	651	—
Expiring 07/19/22	Citibank, N.A.	HUF	40,306	110,000	106,212	3,788	—
Expiring 07/19/22	Citibank, N.A.	HUF	30,086	83,000	79,279	3,721	—
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	HUF	103,826	268,000	273,594	—	(5,594)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	HUF	35,760	98,000	94,231	3,769	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	HUF	60,255	161,000	158,779	2,221	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	HUF	57,967	157,000	152,749	4,251	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	HUF	42,893	114,000	113,028	972	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	HUF	41,824	114,000	110,212	3,788	—
Expiring 08/05/22	Citibank, N.A.	HUF	19,595	51,209	51,491	—	(282)
Expiring 09/15/22	UBS AG	HUF	477	1,231	1,245	—	(14)
Indian Rupee,
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	INR	19,629	251,773	248,408	3,365	—
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	INR	2,254	28,849	28,489	360	—
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	INR	1,791	23,314	22,635	679	—
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	INR	406	5,195	5,131	64	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	INR	19,629	247,788	247,695	93	—
Expiring 09/15/22	BNP Paribas S.A.	INR	119,069	1,515,257	1,497,166	18,091	—
Expiring 09/21/22	BNP Paribas S.A.	INR	15,418	196,081	193,767	2,314	—
Expiring 09/21/22	BNP Paribas S.A.	INR	6,621	84,000	83,206	794	—
Indonesian Rupiah,
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	IDR	3,257,808	224,166	217,848	6,318	—
Expiring 07/19/22	Citibank, N.A.	IDR	36,589,670	2,543,953	2,446,079	97,874	—
Expiring 07/19/22	Citibank, N.A.	IDR	30,635,536	2,125,844	2,048,035	77,809	—
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	IDR	3,429,867	230,999	229,293	1,706	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	IDR	3,257,808	218,983	217,687	1,296	—
Expiring 09/21/22	Citibank, N.A.	IDR	5,022,270	342,000	334,819	7,181	—
Israeli Shekel,
Expiring 07/07/22	Bank of America, N.A.	ILS	385	115,266	110,252	5,014	—
Expiring 07/07/22	Bank of America, N.A.	ILS	25	7,155	7,159	—	(4)
Expiring 08/05/22	Bank of America, N.A.	ILS	385	110,347	110,457	—	(110)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	ILS	150	43,674	43,036	638	—
Expiring 09/21/22	Citibank, N.A.	ILS	1,420	413,000	408,976	4,024	—
Expiring 09/21/22	Citibank, N.A.	ILS	938	282,000	270,163	11,837	—
Expiring 09/21/22	Citibank, N.A.	ILS	707	212,000	203,554	8,446	—
Expiring 09/21/22	Citibank, N.A.	ILS	589	171,000	169,644	1,356	—
Expiring 09/21/22	Citibank, N.A.	ILS	585	171,000	168,482	2,518	—
Expiring 09/21/22	HSBC Bank PLC	ILS	3,917	1,182,745	1,128,265	54,480	—
Expiring 09/21/22	Morgan Stanley & Co. International PLC	ILS	1,293	371,000	372,332	—	(1,332)
Japanese Yen,
Expiring 07/07/22	Citibank, N.A.	JPY	972,454	7,480,818	7,169,972	310,846	—
Expiring 07/07/22	Citibank, N.A.	JPY	108,300	796,230	798,504	—	(2,274)
Expiring 07/07/22	Citibank, N.A.	JPY	31,800	236,001	234,463	1,538	—
Expiring 07/07/22	Citibank, N.A.	JPY	30,900	242,681	227,828	14,853	—

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 07/07/22	Citibank, N.A.	JPY	30,900	$242,557	$227,827	$14,730	$—
Expiring 07/07/22	Deutsche Bank AG	JPY	31,800	236,929	234,464	2,465	—
Expiring 07/07/22	Deutsche Bank AG	JPY	31,400	236,835	231,514	5,321	—
Expiring 07/07/22	Deutsche Bank AG	JPY	15,900	116,955	117,231	—	(276)
Expiring 07/07/22	Deutsche Bank AG	JPY	15,900	116,948	117,232	—	(284)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	31,800	235,239	234,463	776	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	31,800	238,796	234,464	4,332	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	31,800	238,629	234,463	4,166	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	15,900	116,610	117,231	—	(621)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	15,800	119,226	116,495	2,731	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	15,700	118,900	115,758	3,142	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	15,500	121,270	114,283	6,987	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	1,000	7,455	7,373	82	—
Expiring 07/19/22	Goldman Sachs Bank USA	JPY	186,863	1,419,851	1,378,767	41,084	—
Expiring 07/19/22	Goldman Sachs Bank USA	JPY	39,290	292,171	289,900	2,271	—
Expiring 07/19/22	Goldman Sachs Bank USA	JPY	15,442	113,753	113,938	—	(185)
Expiring 07/19/22	Morgan Stanley & Co. International PLC	JPY	11,155	85,000	82,310	2,690	—
Expiring 08/05/22	Citibank, N.A.	JPY	929,749	6,847,290	6,867,771	—	(20,481)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	JPY	4,491	33,187	33,173	14	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	JPY	4,200	30,762	31,023	—	(261)
Expiring 08/08/22	Morgan Stanley Capital Services LLC	JPY	63,908	490,000	472,177	17,823	—
Expiring 09/15/22	BNP Paribas S.A.	JPY	43,369	323,979	321,379	2,600	—
Expiring 09/15/22	JPMorgan Chase Bank, N.A.	JPY	4,379	32,712	32,449	263	—
Expiring 09/15/22	UBS AG	JPY	13,248	98,964	98,168	796	—
Expiring 09/21/22	Barclays Bank PLC	JPY	79,549	602,982	589,768	13,214	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	JPY	13,332,238	101,125,142	98,843,855	2,281,287	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	JPY	218,185	1,679,206	1,617,598	61,608	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	JPY	157,860	1,221,570	1,170,357	51,213	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	JPY	120,885	907,901	896,228	11,673	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	JPY	117,311	908,505	869,731	38,774	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	JPY	45,457	337,742	337,016	726	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	JPY	16,436	126,588	121,852	4,736	—
Expiring 09/26/22	Morgan Stanley Capital Services LLC	JPY	31,513	262,887	233,730	29,157	—
Malaysian Ringgit,
Expiring 07/07/22	Deutsche Bank AG	MYR	1,301	296,632	296,018	614	—
Expiring 08/05/22	Deutsche Bank AG	MYR	1,301	294,878	295,304	—	(426)
Mexican Peso,
Expiring 07/07/22	Citibank, N.A.	MXN	14,010	694,083	695,813	—	(1,730)
Expiring 07/07/22	Citibank, N.A.	MXN	5,320	268,733	264,220	4,513	—
Expiring 07/07/22	Citibank, N.A.	MXN	2,940	149,566	146,016	3,550	—
Expiring 07/07/22	Citibank, N.A.	MXN	2,380	118,555	118,203	352	—
Expiring 07/07/22	Citibank, N.A.	MXN	1,930	94,508	95,855	—	(1,347)
Expiring 07/07/22	Citibank, N.A.	MXN	1,430	70,506	71,022	—	(516)
Expiring 07/07/22	Citibank, N.A.	MXN	1,360	67,954	67,545	409	—
Expiring 07/07/22	Citibank, N.A.	MXN	1,220	61,700	60,592	1,108	—

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 07/07/22	Citibank, N.A.	MXN	1,180	$59,228	$58,605	$623	$—
Expiring 07/07/22	Citibank, N.A.	MXN	1,070	51,546	53,142	—	(1,596)
Expiring 07/07/22	Citibank, N.A.	MXN	1,070	51,546	53,142	—	(1,596)
Expiring 07/07/22	Citibank, N.A.	MXN	1,005	48,918	49,914	—	(996)
Expiring 07/07/22	Citibank, N.A.	MXN	950	45,801	47,182	—	(1,381)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	MXN	2,360	117,993	117,211	782	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	MXN	1,420	71,019	70,525	494	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	MXN	1,410	71,175	70,029	1,146	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	MXN	1,110	55,147	55,129	18	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	MXN	940	47,723	46,686	1,037	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	MXN	940	47,727	46,685	1,042	—
Expiring 07/19/22	Citibank, N.A.	MXN	56,450	2,804,927	2,797,490	7,437	—
Expiring 07/19/22	Goldman Sachs Bank USA	MXN	29,716	1,438,661	1,472,612	—	(33,951)
Expiring 07/19/22	Goldman Sachs Bank USA	MXN	28,482	1,403,760	1,411,482	—	(7,722)
Expiring 07/19/22	Morgan Stanley Capital Services LLC	MXN	11,905	597,351	589,992	7,359	—
Expiring 08/05/22	Citibank, N.A.	MXN	5,320	262,192	262,819	—	(627)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	MXN	620	30,588	30,629	—	(41)
Expiring 09/15/22	UBS AG	MXN	43,376	2,090,142	2,126,391	—	(36,249)
New Taiwanese Dollar,
Expiring 07/07/22	Bank of America, N.A.	TWD	7,090	240,669	238,483	2,186	—
Expiring 07/07/22	Deutsche Bank AG	TWD	7,090	240,584	238,484	2,100	—
Expiring 07/07/22	Deutsche Bank AG	TWD	7,070	245,018	237,811	7,207	—
Expiring 07/07/22	Deutsche Bank AG	TWD	7,000	235,651	235,457	194	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	TWD	18,281	626,813	614,911	11,902	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	TWD	7,070	244,679	237,811	6,868	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	TWD	3,545	119,844	119,241	603	—
Expiring 07/19/22	Citibank, N.A.	TWD	68,120	2,402,144	2,293,448	108,696	—
Expiring 07/19/22	Morgan Stanley Capital Services LLC	TWD	65,103	2,233,379	2,191,873	41,506	—
Expiring 08/05/22	Citibank, N.A.	TWD	16,741	562,222	564,397	—	(2,175)
Expiring 09/15/22	BNP Paribas S.A.	TWD	323,029	11,012,475	10,932,160	80,315	—
Expiring 09/21/22	Citibank, N.A.	TWD	14,861	507,289	503,257	4,032	—
Expiring 09/21/22	Citibank, N.A.	TWD	9,139	311,000	309,476	1,524	—
Expiring 09/21/22	Goldman Sachs International	TWD	17,209	588,145	582,753	5,392	—
Expiring 09/21/22	HSBC Bank PLC	TWD	18,338	626,805	621,017	5,788	—
Expiring 09/21/22	HSBC Bank PLC	TWD	7,198	247,000	243,765	3,235	—
Expiring 09/21/22	HSBC Bank PLC	TWD	2,383	81,000	80,694	306	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	TWD	14,149	483,000	479,132	3,868	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	TWD	12,013	407,000	406,810	190	—
New Zealand Dollar,
Expiring 07/07/22	Bank of America, N.A.	NZD	380	236,778	237,324	—	(546)
Expiring 07/07/22	Citibank, N.A.	NZD	375	234,218	234,201	17	—
Expiring 07/07/22	Citibank, N.A.	NZD	185	120,685	115,539	5,146	—
Expiring 07/07/22	Citibank, N.A.	NZD	90	57,650	56,209	1,441	—
Expiring 07/07/22	Citibank, N.A.	NZD	43	27,867	26,855	1,012	—
Expiring 07/07/22	Citibank, N.A.	NZD	38	24,601	23,732	869	—
Expiring 07/07/22	Citibank, N.A.	NZD	35	22,660	21,859	801	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	1,572	1,019,701	981,770	37,931	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	737	478,066	460,283	17,783	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	380	237,346	237,323	23	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	190	120,156	118,662	1,494	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	190	120,659	118,662	1,997	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	190	119,577	118,662	915	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	190	120,629	118,661	1,968	—

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	190	$118,741	$118,662	$79	$—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	190	119,639	118,662	977	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	185	117,033	115,540	1,493	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	185	117,193	115,540	1,653	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	185	120,454	115,539	4,915	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	74	48,403	46,216	2,187	—
Expiring 07/19/22	Citibank, N.A.	NZD	45	30,869	28,101	2,768	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	NZD	1,647	1,026,972	1,028,310	—	(1,338)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	NZD	232	144,662	144,850	—	(188)
Expiring 09/15/22	Commonwealth Bank of Australia	NZD	—*	288	289	—	(1)
Expiring 09/21/22	Barclays Bank PLC	NZD	156,670	100,449,260	97,754,933	2,694,327	—
Expiring 09/21/22	Barclays Bank PLC	NZD	4,692	3,032,245	2,927,624	104,621	—
Expiring 09/21/22	Barclays Bank PLC	NZD	1,220	762,222	761,005	1,217	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	NZD	1,697	1,061,469	1,058,852	2,617	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	NZD	1,585	999,478	989,086	10,392	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	NZD	1,304	849,014	813,535	35,479	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	NZD	496	307,852	309,261	—	(1,409)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	NZD	352	221,128	219,710	1,418	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	NZD	61	37,908	37,778	130	—
Norwegian Krone,
Expiring 07/07/22	Citibank, N.A.	NOK	1,180	118,969	119,811	—	(842)
Expiring 07/07/22	Citibank, N.A.	NOK	750	79,505	76,151	3,354	—
Expiring 07/07/22	Citibank, N.A.	NOK	320	33,961	32,490	1,471	—
Expiring 07/07/22	Deutsche Bank AG	NOK	3,912	394,387	397,203	—	(2,816)
Expiring 07/07/22	Deutsche Bank AG	NOK	3,353	354,744	340,445	14,299	—
Expiring 07/07/22	Deutsche Bank AG	NOK	1,160	118,040	117,780	260	—
Expiring 07/07/22	Deutsche Bank AG	NOK	1,160	118,526	117,780	746	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NOK	1,130	118,460	114,734	3,726	—
Expiring 07/19/22	Citibank, N.A.	NOK	220	22,055	22,311	—	(256)
Expiring 08/05/22	Deutsche Bank AG	NOK	3,353	338,212	340,657	—	(2,445)
Expiring 09/21/22	Barclays Bank PLC	NOK	716,727	75,287,275	72,901,261	2,386,014	—
Expiring 09/21/22	Barclays Bank PLC	NOK	19,695	2,100,998	2,003,238	97,760	—
Expiring 09/21/22	Barclays Bank PLC	NOK	8,778	897,877	892,858	5,019	—
Expiring 09/21/22	Barclays Bank PLC	NOK	7,808	820,366	794,164	26,202	—
Expiring 09/21/22	Barclays Bank PLC	NOK	4,059	407,759	412,870	—	(5,111)
Expiring 09/21/22	Barclays Bank PLC	NOK	3,129	331,897	318,246	13,651	—
Expiring 09/21/22	Barclays Bank PLC	NOK	1,227	124,008	124,809	—	(801)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	NOK	21,424	2,186,339	2,179,142	7,197	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	NOK	17,856	1,820,398	1,816,173	4,225	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	NOK	11,898	1,214,693	1,210,184	4,509	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	NOK	8,185	824,661	832,488	—	(7,827)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	NOK	1,121	112,634	114,030	—	(1,396)
Peruvian Nuevo Sol,
Expiring 07/07/22	Citibank, N.A.	PEN	459	124,640	119,793	4,847	—

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 08/05/22	Citibank, N.A.	PEN	279	$72,543	$72,590	$—	$(47)
Philippine Peso,
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	PHP	2,390	44,959	43,445	1,514	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	PHP	2,310	41,968	41,903	65	—
Expiring 09/21/22	Citibank, N.A.	PHP	16,320	295,000	294,892	108	—
Polish Zloty,
Expiring 07/07/22	Bank of America, N.A.	PLN	265	59,164	59,079	85	—
Expiring 07/07/22	Bank of America, N.A.	PLN	230	51,637	51,275	362	—
Expiring 07/07/22	Citibank, N.A.	PLN	385	89,011	85,831	3,180	—
Expiring 07/19/22	Citibank, N.A.	PLN	1,149	266,953	255,649	11,304	—
Expiring 07/19/22	Citibank, N.A.	PLN	435	97,870	96,885	985	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	PLN	305	70,000	67,876	2,124	—
Expiring 08/05/22	Citibank, N.A.	PLN	385	85,084	85,469	—	(385)
Expiring 08/05/22	Citibank, N.A.	PLN	315	69,614	69,929	—	(315)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	PLN	170	37,641	37,740	—	(99)
Expiring 09/15/22	Bank of America, N.A.	PLN	34	7,500	7,498	2	—
Singapore Dollar,
Expiring 07/07/22	Citibank, N.A.	SGD	345	250,993	248,325	2,668	—
Expiring 07/07/22	Citibank, N.A.	SGD	116	84,392	83,495	897	—
Expiring 08/05/22	Citibank, N.A.	SGD	345	247,690	248,342	—	(652)
Expiring 08/05/22	Citibank, N.A.	SGD	44	31,589	31,672	—	(83)
Expiring 09/21/22	Barclays Bank PLC	SGD	1,413	1,016,192	1,017,881	—	(1,689)
Expiring 09/21/22	Barclays Bank PLC	SGD	761	553,324	548,351	4,973	—
Expiring 09/21/22	Barclays Bank PLC	SGD	606	436,239	436,349	—	(110)
Expiring 09/21/22	Barclays Bank PLC	SGD	18	13,279	13,274	5	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	SGD	41,049	29,805,973	29,562,654	243,319	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	SGD	2,695	1,959,924	1,940,654	19,270	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	SGD	934	679,168	672,482	6,686	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	SGD	806	588,233	580,514	7,719	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	SGD	526	379,001	378,739	262	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	SGD	46	33,193	33,207	—	(14)
South African Rand,
Expiring 07/07/22	Bank of America, N.A.	ZAR	2,650	163,581	162,775	806	—
Expiring 07/07/22	Bank of America, N.A.	ZAR	1,880	120,295	115,478	4,817	—
Expiring 07/07/22	Bank of America, N.A.	ZAR	1,150	75,237	70,638	4,599	—
Expiring 07/07/22	Bank of America, N.A.	ZAR	1,130	70,844	69,410	1,434	—
Expiring 07/07/22	Bank of America, N.A.	ZAR	770	47,817	47,297	520	—
Expiring 07/07/22	Bank of America, N.A.	ZAR	750	47,023	46,069	954	—
Expiring 07/07/22	Bank of America, N.A.	ZAR	740	47,327	45,454	1,873	—
Expiring 07/07/22	Bank of America, N.A.	ZAR	740	47,876	45,454	2,422	—
Expiring 07/07/22	Bank of America, N.A.	ZAR	740	46,951	45,454	1,497	—
Expiring 07/07/22	Citibank, N.A.	ZAR	17,320	1,054,593	1,063,874	—	(9,281)
Expiring 07/07/22	Citibank, N.A.	ZAR	520	32,628	31,941	687	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	ZAR	1,920	117,575	117,935	—	(360)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	ZAR	1,870	120,796	114,864	5,932	—
Expiring 07/19/22	Morgan Stanley Capital Services LLC	ZAR	969	65,915	59,418	6,497	—
Expiring 09/21/22	Deutsche Bank AG	ZAR	3,536	216,000	215,531	469	—

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	3,300	$210,451	$201,125	$9,326	$—
South Korean Won,
Expiring 07/07/22	Bank of America, N.A.	KRW	150,730	119,184	116,953	2,231	—
Expiring 07/07/22	Citibank, N.A.	KRW	305,310	237,873	236,894	979	—
Expiring 07/07/22	Deutsche Bank AG	KRW	305,310	236,729	236,893	—	(164)
Expiring 07/07/22	Deutsche Bank AG	KRW	301,330	238,961	233,806	5,155	—
Expiring 07/07/22	Deutsche Bank AG	KRW	150,670	119,357	116,907	2,450	—
Expiring 07/07/22	Deutsche Bank AG	KRW	150,260	120,449	116,589	3,860	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	KRW	964,031	768,018	748,004	20,014	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	KRW	427,100	340,259	331,392	8,867	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	KRW	151,555	121,888	117,594	4,294	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	KRW	59,810	46,079	46,408	—	(329)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	KRW	45,480	35,128	35,289	—	(161)
Expiring 08/05/22	Citibank, N.A.	KRW	953,181	733,521	739,959	—	(6,438)
Expiring 08/05/22	Citibank, N.A.	KRW	290,330	223,424	225,385	—	(1,961)
Expiring 09/21/22	BNP Paribas S.A.	KRW	601,202	483,829	467,375	16,454	—
Expiring 09/21/22	Goldman Sachs International	KRW	454,841	353,000	353,594	—	(594)
Expiring 09/21/22	HSBC Bank PLC	KRW	343,802	266,000	267,273	—	(1,273)
Expiring 09/21/22	Morgan Stanley & Co. International PLC	KRW	498,010	384,000	387,154	—	(3,154)
Swedish Krona,
Expiring 07/07/22	Citibank, N.A.	SEK	1,180	120,487	115,375	5,112	—
Expiring 07/07/22	Citibank, N.A.	SEK	1,180	120,272	115,375	4,897	—
Expiring 07/07/22	Citibank, N.A.	SEK	521	53,009	50,941	2,068	—
Expiring 07/07/22	Citibank, N.A.	SEK	202	19,607	19,751	—	(144)
Expiring 07/07/22	Deutsche Bank AG	SEK	1,200	117,961	117,330	631	—
Expiring 07/07/22	Deutsche Bank AG	SEK	420	42,587	41,065	1,522	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	SEK	600	61,501	58,665	2,836	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	SEK	470	48,236	45,955	2,281	—
Expiring 08/05/22	Citibank, N.A.	SEK	521	50,614	50,995	—	(381)
Expiring 08/05/22	Citibank, N.A.	SEK	520	51,030	50,898	132	—
Expiring 09/21/22	Barclays Bank PLC	SEK	247,154	25,141,033	24,245,580	895,453	—
Expiring 09/21/22	Barclays Bank PLC	SEK	14,426	1,420,662	1,415,149	5,513	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	SEK	18,765	1,853,300	1,840,842	12,458	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	SEK	16,536	1,698,925	1,622,135	76,790	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	SEK	9,073	892,263	890,078	2,185	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	SEK	7,488	744,767	734,591	10,176	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	SEK	6,166	634,290	604,928	29,362	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	SEK	3,982	390,838	390,661	177	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	SEK	43	4,374	4,183	191	—
Swiss Franc,
Expiring 07/07/22	Citibank, N.A.	CHF	115	118,913	120,510	—	(1,597)
Expiring 07/07/22	Citibank, N.A.	CHF	115	119,698	120,510	—	(812)
Expiring 07/07/22	Citibank, N.A.	CHF	115	119,530	120,510	—	(980)
Expiring 07/07/22	Deutsche Bank AG	CHF	115	115,423	120,510	—	(5,087)
Expiring 07/07/22	Deutsche Bank AG	CHF	115	115,478	120,511	—	(5,033)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	258	268,528	270,362	—	(1,834)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	115	120,005	120,510	—	(505)

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	115	$120,482	$120,510	$—	$(28)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	115	118,346	120,510	—	(2,164)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	115	120,166	120,510	—	(344)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	115	119,363	120,511	—	(1,148)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	10	10,287	10,479	—	(192)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	10	9,994	10,480	—	(486)
Expiring 07/19/22	Barclays Bank PLC	CHF	258	277,286	270,166	7,120	—
Expiring 07/19/22	HSBC Bank PLC	CHF	81	86,980	84,717	2,263	—
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	CHF	34	35,880	35,976	—	(96)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	CHF	258	270,101	270,879	—	(778)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	CHF	87	91,081	91,343	—	(262)
Expiring 09/15/22	BNP Paribas S.A.	CHF	74	78,001	78,060	—	(59)
Expiring 09/15/22	UBS AG	CHF	3	3,393	3,551	—	(158)
Expiring 09/21/22	Barclays Bank PLC	CHF	62,984	65,983,022	66,372,594	—	(389,572)
Expiring 09/21/22	Barclays Bank PLC	CHF	2,721	2,811,752	2,867,643	—	(55,891)
Expiring 09/21/22	Barclays Bank PLC	CHF	1,088	1,149,556	1,147,017	2,539	—
Expiring 09/21/22	Morgan Stanley Capital Services LLC	CHF	4,439	4,505,050	4,678,237	—	(173,187)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	CHF	4,180	4,321,321	4,404,998	—	(83,677)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	CHF	3,626	3,687,963	3,820,910	—	(132,947)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	CHF	3,552	3,674,939	3,743,018	—	(68,079)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	CHF	2,943	3,030,323	3,100,879	—	(70,556)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	CHF	2,931	3,065,307	3,088,716	—	(23,409)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	CHF	2,127	2,222,286	2,240,992	—	(18,706)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	CHF	1,611	1,685,938	1,697,304	—	(11,366)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	CHF	1,603	1,687,208	1,689,582	—	(2,374)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	CHF	1,402	1,470,479	1,477,161	—	(6,682)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	CHF	1,255	1,316,688	1,322,486	—	(5,798)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	CHF	1,021	1,072,662	1,076,214	—	(3,552)
Expiring 09/21/22	Morgan Stanley Capital Services LLC	CHF	775	779,837	816,639	—	(36,802)
Thai Baht,
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	THB	4,830	140,613	136,648	3,965	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	THB	4,250	123,727	120,238	3,489	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	THB	4,830	136,653	136,831	—	(178)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	THB	4,250	120,243	120,400	—	(157)
Expiring 09/15/22	UBS AG	THB	45,117	1,277,585	1,280,732	—	(3,147)
Expiring 09/15/22	UBS AG	THB	45,117	1,279,949	1,280,732	—	(783)
Expiring 09/15/22	UBS AG	THB	45,117	1,278,982	1,280,732	—	(1,750)
Expiring 09/15/22	UBS AG	THB	45,117	1,277,488	1,280,732	—	(3,244)
Expiring 09/15/22	UBS AG	THB	32,804	930,735	931,197	—	(462)
Expiring 09/21/22	Goldman Sachs International	THB	7,309	214,000	207,550	6,450	—
Expiring 09/21/22	Goldman Sachs International	THB	6,663	194,221	189,189	5,032	—
Expiring 09/21/22	HSBC Bank PLC	THB	12,301	353,000	349,296	3,704	—

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	34,552	$1,012,554	$981,142	$31,412	$—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	19,436	559,221	551,893	7,328	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	15,275	431,000	433,745	—	(2,745)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	14,125	402,000	401,098	902	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	8,912	259,779	253,063	6,716	—
Turkish Lira,
Expiring 07/07/22	Bank of America, N.A.	TRY	2,388	138,483	142,706	—	(4,223)
Expiring 07/07/22	Deutsche Bank AG	TRY	690	39,216	41,234	—	(2,018)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	TRY	720	41,131	43,027	—	(1,896)
Expiring 08/05/22	Bank of America, N.A.	TRY	824	48,300	48,253	47	—
Expiring 09/15/22	UBS AG	TRY	22	1,082	1,218	—	(136)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	TRY	919	52,041	51,255	786	—

				$901,555,249	$885,831,681	17,407,836	(1,684,268)

						$18,367,476	$(19,744,743)

*  Less than 500.

Cross currency exchange contracts outstanding at June 30, 2022:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty

OTC Cross Currency Exchange Contracts:
07/19/22	Buy	CZK	2,606	EUR	105	$—	$(109)	BNP Paribas S.A.
07/19/22	Buy	EUR	77	HUF	29,034	4,282	—	HSBC Bank PLC
07/19/22	Buy	EUR	79	CZK	2,021	—	(2,469)	HSBC Bank PLC
07/19/22	Buy	HUF	30,665	EUR	80	—	(3,134)	JPMorgan Chase Bank, N.A.

						$4,282	$(5,712)

Credit default swap agreements outstanding at June 30, 2022:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)*:
Arab Republic of Egypt	06/20/27	1.000%(Q)	500	$168,526	$1,170	$167,356	Citibank, N.A.
Emirate of Abu Dhabi	06/20/27	1.000%(Q)	500	(7,058)	1,170	(8,228)	Citibank, N.A.
Federative Republic of Brazil	06/20/27	1.000%(Q)	3,000	250,773	7,018	243,755	Citibank, N.A.
Kingdom of Saudi Arabia	06/20/27	1.000%(Q)	500	(6,608)	1,170	(7,778)	Citibank, N.A.
People’s Republic of China	06/20/27	1.000%(Q)	3,000	(20,398)	7,018	(27,416)	Citibank, N.A.
Republic of Argentina	06/20/27	1.000%(Q)	500	390,564	1,170	389,394	Citibank, N.A.
Republic of Chile	06/20/27	1.000%(Q)	750	4,152	1,754	2,398	Citibank, N.A.
Republic of Colombia	06/20/27	1.000%(Q)	1,500	124,482	3,509	120,973	Citibank, N.A.
Republic of Indonesia	06/20/27	1.000%(Q)	2,250	42,774	5,263	37,511	Citibank, N.A.
Republic of Malaysia	06/20/27	1.000%(Q)	750	1,160	1,754	(594)	Citibank, N.A.
Republic of Panama	06/20/27	1.000%(Q)	500	7,366	1,170	6,196	Citibank, N.A.
Republic of Peru	06/20/27	1.000%(Q)	750	8,086	1,754	6,332	Citibank, N.A.
Republic of Philippines	06/20/27	1.000%(Q)	500	6,120	1,170	4,950	Citibank, N.A.
Republic of South Africa	06/20/27	1.000%(Q)	3,000	275,952	7,018	268,934	Citibank, N.A.
Republic of Turkey	06/20/27	1.000%(Q)	3,000	806,251	7,018	799,233	Citibank, N.A.
Republic of Ukraine	06/20/27	1.000%(Q)	500	390,518	1,170	389,348	Citibank, N.A.
State of Qatar	06/20/27	1.000%(Q)	500	(6,951)	1,170	(8,121)	Citibank, N.A.

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Credit default swap agreements outstanding at June 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)*(cont’d.):
United Mexican States	06/20/27	1.000%(Q)	3,000	$100,139	$7,018	$93,121	Citibank, N.A.

				$2,535,848	$58,484	$2,477,364

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreement on credit indices— Sell Protection(2)*:
CDX.EM.37.V1	06/20/27	1.000%(Q)	25,000	3.388%	$(2,502,369)	$(83,248)	$(2,419,121)	Citibank, N.A.

*

The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2022(4)	Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Teva Pharmaceutical Industries Ltd.	06/20/26	1.000%(Q)	268	4.566%	$(20,997)	$(32,033)	$(11,036)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Gazprom PAO	03/20/23	1.000%(Q)	215	$107,994	$87,507	$20,487	Barclays Bank PLC
Gazprom PAO	03/20/23	1.000%(Q)	110	55,253	44,771	10,482	Barclays Bank PLC
Gazprom PAO	06/20/24	1.000%(Q)	121	72,393	76,602	(4,209)	Barclays Bank PLC
Russian Federation	12/20/25	1.000%(Q)	300	224,597	178,785	45,812	HSBC Bank PLC
Russian Federation	12/20/31	1.000%(Q)	300	224,597	200,339	24,258	HSBC Bank PLC

				$684,834	$588,004	$96,830

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Hellenic Republic	12/20/28	1.000%(Q)	250	1.943%	$(13,053)	$(2,207)	$(10,846)	JPMorgan Chase Bank, N.A.
Russian Federation	03/20/25	1.000%(Q)	300	*	(224,597)	(175,433)	(49,164)	HSBC Bank PLC
Russian Federation	12/20/30	1.000%(Q)	300	*	(224,597)	(200,305)	(24,292)	HSBC Bank PLC

					$(462,247)	$(377,945)	$(84,302)

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Credit default swap agreements outstanding at June 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.IG.38.V1	06/20/27	1.000%(Q)	23,850	$(234,230)	$274	$234,504
CDX.NA.IG.38.V1	06/20/27	1.000%(Q)	7,650	(21,485)	88	21,573
iTraxx.XO.37.V1	06/20/27	5.000%(Q)	EUR 1,000	(33,187)	31,115	64,302

				$(288,902)	$31,477	$320,379

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2022(4)	Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.38.V2	06/20/27	5.000%(Q)	340	5.757%	$4,539	$(9,442)	$(13,981)
CDX.NA.IG.38.V1	06/20/27	1.000%(Q)	13,728	1.006%	162,776	(157)	(162,933)

					$167,315	$(9,599)	$(176,914)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at June 30, 2022:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Inflation Swap Agreements:
GBP 1,750	10/15/26	4.500%(T)	U.K. Retail Prices Index(2)(T)	$(68,558)	$(134,885)	$ (66,327)
3,360	11/18/23	3.970%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(13,978)	101,087	115,065

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Inflation swap agreements outstanding at June 30, 2022 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Inflation Swap Agreements (cont’d):
2,990	05/12/26	2.790%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$(22,881)	$(212,715)	$(189,834)
2,520	10/20/26	2.950%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	7,564	93,634	86,070
3,360	11/18/26	3.370%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	35,054	(50,692)	(85,746)
2,520	10/20/31	2.770%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(6,921)	(65,602)	(58,681)
490	10/07/51	2.500%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(5,229)	(5,229)

				$(69,720)	$(274,402)	$(204,682)

Inflation swap agreements outstanding at June 30, 2022:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Inflation Swap Agreements:
EUR	325	03/15/27	3.280%(T)	Eurostat Eurozone HICP ex Tobacco(T)	$1,812	$—	$1,812	JPMorgan Chase Bank, N.A.
EUR	133	03/15/27	3.448%(T)	Eurostat Eurozone HICP ex Tobacco(T)	(520)	—	(520)	Goldman Sachs International
EUR	130	03/15/27	3.525%(T)	Eurostat Eurozone HICP ex Tobacco(T)	(1,081)	—	(1,081)	Goldman Sachs International
EUR	75	03/15/32	2.608%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	725	—	725	JPMorgan Chase Bank, N.A.
EUR	75	03/15/32	2.705%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(97)	—	(97)	JPMorgan Chase Bank, N.A.

					$839	$—	$839

Interest rate swap agreements outstanding at June 30, 2022:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
AUD	347	09/18/27	3.500%(Q)	3 Month BBSW(2)(Q)	$50	$(2,480)	$(2,530)
AUD	462	12/21/27	4.031%(S)	6 Month BBSW(2)(S)	(5,903)	436	6,339
AUD	805	12/03/31	2.750%(S)	6 Month BBSW(2)(S)	75,249	(56,264)	(131,513)
AUD	111	12/21/32	4.094%(S)	6 Month BBSW(2)(S)	(1,875)	(499)	1,376
BRL	10,164	01/02/25	11.630%(T)	1 Day BROIS(2)(T)	—	(36,616)	(36,616)
BRL	13,168	01/02/25	11.685%(T)	1 Day BROIS(2)(T)	—	(43,275)	(43,275)
BRL	19,654	01/02/25	11.740%(T)	1 Day BROIS(2)(T)	—	(58,371)	(58,371)
BRL	11,144	01/02/25	11.800%(T)	1 Day BROIS(2)(T)	—	(29,917)	(29,917)
BRL	13,054	01/02/25	11.850%(T)	1 Day BROIS(2)(T)	—	(31,294)	(31,294)
BRL	13,054	01/02/25	11.900%(T)	1 Day BROIS(2)(T)	—	(27,540)	(27,540)
BRL	11,858	01/04/27	11.520%(T)	1 Day BROIS(2)(T)	—	(98,359)	(98,359)
CAD	720	12/03/23	2.450%(S)	3 Month CDOR(2)(S)	12,526	(7,679)	(20,205)
CAD	790	12/03/26	2.550%(S)	3 Month CDOR(2)(S)	32,253	(22,796)	(55,049)
CAD	326	06/19/27	2.219%(S)	3 Month CDOR(2)(S)	(8,625)	(8,228)	397
CAD	200	12/21/27	3.594%(S)	3 Month CDOR(1)(S)	2,972	(471)	(3,443)
CAD	103	12/21/32	3.875%(S)	3 Month CDOR(2)(S)	629	1,086	457
CAD	290	12/03/41	2.800%(S)	3 Month CDOR(2)(S)	26,625	(31,308)	(57,933)
CAD	440	12/03/50	2.800%(S)	3 Month CDOR(2)(S)	48,131	(48,951)	(97,082)
CHF	325	08/10/31	(0.220)%(A)	1 Day SARON(2)(A)	—	(52,988)	(52,988)
CLP	46,250	08/12/26	3.620%(S)	1 Day CLOIS(2)(S)	—	(6,159)	(6,159)
CNH	8,395	08/12/26	2.490%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(10)	(1,440)	(1,430)
CNH	21,955	08/20/26	2.440%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(79)	(11,093)	(11,014)
COP	146,000	08/12/31	5.910%(Q)	1 Day COOIS(2)(Q)	—	(6,730)	(6,730)
CZK	4,760	08/12/26	2.062%(A)	6 Month PRIBOR(2)(S)	—	(26,448)	(26,448)
DKK	800	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)	—	(8,704)	(8,704)
EUR	6,320	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)	—	(128,812)	(128,812)

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	3,245	12/02/24	(0.285)%(A)	6 Month EURIBOR(2)(S)	$—	$(142,564)	$(142,564)
EUR	500	12/02/26	(0.146)%(A)	6 Month EURIBOR(2)(S)	—	(41,689)	(41,689)
EUR	225	12/18/27	2.000%(A)	6 Month EURIBOR(2)(S)	(2,284)	(957)	1,327
EUR	301	12/21/27	1.938%(A)	6 Month EURIBOR(2)(S)	(5,888)	(782)	5,106
EUR	68	12/21/32	2.125%(A)	6 Month EURIBOR(2)(S)	(1,817)	(1,128)	689
EUR	174	11/12/36	0.610%(A)	6 Month EURIBOR(2)(S)	—	(12,351)	(12,351)
EUR	355	11/12/41	0.454%(A)	6 Month EURIBOR(1)(S)	—	20,520	20,520
EUR	185	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)	—	26,941	26,941
EUR	185	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)	—	(27,901)	(27,901)
EUR	449	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)	—	63,159	63,159
EUR	449	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)	—	(65,540)	(65,540)
EUR	430	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)	(27,539)	(124,355)	(96,816)
EUR	179	11/12/51	(0.012)%(A)	6 Month EURIBOR(2)(S)	—	(6,268)	(6,268)
GBP	380	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(13,904)	25,754	39,658
GBP	1,190	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(16,485)	80,651	97,136
GBP	196	12/18/27	2.313%(A)	1 Day SONIA(1)(A)	1,833	24	(1,809)
GBP	125	12/21/27	2.531%(A)	1 Day SONIA(1)(A)	2,367	(223)	(2,590)
GBP	573	12/07/30	1.009%(A)	1 Day SONIA(2)(A)	—	(68,762)	(68,762)
GBP	139	12/15/32	2.031%(A)	1 Day SONIA(1)(A)	2,158	941	(1,217)
GBP	61	12/21/32	2.281%(A)	1 Day SONIA(1)(A)	2,265	394	(1,871)
GBP	725	05/08/46	1.250%(A)	1 Day SONIA(2)(A)	139,858	(154,577)	(294,435)
HUF	11,000	08/10/31	2.748%(A)	6 Month BUBOR(2)(S)	—	(9,332)	(9,332)
ILS	240	08/12/31	1.120%(A)	3 Month TELBOR(2)(Q)	—	(9,303)	(9,303)
JPY	210,000	07/08/23	(0.050)%(A)	1 Day TONAR(2)(A)	1,107	(1,413)	(2,520)
JPY	170,000	07/08/26	(0.050)%(A)	1 Day TONAR(2)(A)	3,602	(11,296)	(14,898)
JPY	32,188	03/21/27	(0.050)%(A)	1 Day TONAR(2)(A)	(1,281)	(2,299)	(1,018)
JPY	137,500	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)	1,317	(19,731)	(21,048)
JPY	20,000	07/08/29	(0.050)%(A)	1 Day TONAR(2)(A)	(3,749)	(3,946)	(197)
JPY	109,000	07/08/31	0.000%(A)	1 Day TONAR(2)(A)	2,059	(30,948)	(33,007)
JPY	8,783	12/21/32	0.375%(A)	1 Day TONAR(1)(A)	1,655	1,012	(643)
JPY	157,000	07/08/35	0.100%(A)	1 Day TONAR(2)(A)	4,062	(75,201)	(79,263)
JPY	76,500	07/08/41	0.250%(A)	1 Day TONAR(2)(A)	1,075	(58,642)	(59,717)
JPY	71,000	07/08/46	0.350%(A)	1 Day TONAR(2)(A)	9,255	(67,496)	(76,751)
JPY	57,000	07/08/51	0.450%(A)	1 Day TONAR(2)(A)	8,024	(60,036)	(68,060)
KRW	1,000,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)	—	(106,438)	(106,438)
MXN	33,457	07/03/23	6.140%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(56,099)	(56,099)
MXN	60,528	07/03/23	6.140%(M)	28 Day Mexican Interbank Rate(2)(M)	115	(101,489)	(101,604)
MXN	60,528	07/05/23	6.125%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(102,224)	(102,224)
MXN	70,499	12/26/23	7.300%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(111,269)	(111,269)
MXN	71,567	12/26/23	7.305%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(112,697)	(112,697)
MXN	71,567	12/27/23	7.295%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(113,386)	(113,386)
MXN	17,278	06/29/26	6.680%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(70,453)	(70,453)
MXN	17,278	06/29/26	6.680%(M)	28 Day Mexican Interbank Rate(2)(M)	(489)	(70,453)	(69,964)
MXN	13,249	07/01/26	6.660%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(54,477)	(54,477)
MXN	30,946	12/22/26	7.360%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(95,528)	(95,528)
MXN	30,946	12/22/26	7.375%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(94,658)	(94,658)
MXN	73,591	04/21/27	8.930%(M)	28 Day Mexican Interbank Rate(2)(M)	(171)	(8,125)	(7,954)
MXN	3,435	08/02/28	6.740%(M)	28 Day Mexican Interbank Rate(2)(M)	(9)	(17,837)	(17,828)
MXN	6,572	06/02/32	7.970%(M)	28 Day Mexican Interbank Rate(2)(M)	3,951	(19,961)	(23,912)
NOK	1,617	09/21/27	2.406%(A)	6 Month NIBOR(1)(S)	994	6,692	5,698
NOK	2,482	12/18/27	3.285%(A)	6 Month NIBOR(1)(S)	—	(324)	(324)
NOK	345	08/10/31	1.460%(A)	6 Month NIBOR(2)(S)	—	(4,708)	(4,708)
NOK	1,818	09/15/32	2.375%(A)	6 Month NIBOR(1)(S)	186	6,664	6,478
NOK	748	12/21/32	3.129%(A)	6 Month NIBOR(1)(S)	350	630	280
NZD	434	06/19/27	3.130%(S)	3 Month BBR(1)(Q)	259	6,351	6,092
NZD	242	09/21/27	3.281%(S)	3 Month BBR(1)(Q)	5,204	5,516	312
NZD	120	08/10/31	1.876%(S)	3 Month BBR(2)(Q)	—	(12,349)	(12,349)
NZD	123	09/21/32	3.703%(S)	3 Month BBR(1)(Q)	—	2,780	2,780
NZD	323	12/15/32	4.165%(S)	3 Month BBR(1)(Q)	—	371	371

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
PLN	290	08/10/31	1.665%(A)	6 Month WIBOR(2)(S)	$—	$(21,033)	$(21,033)
SEK	3,179	12/21/27	2.844%(A)	3 Month STIBOR(2)(Q)	(2,516)	(285)	2,231
SEK	1,235	08/10/31	0.530%(A)	3 Month STIBOR(2)(Q)	—	(21,451)	(21,451)
SEK	1,713	09/15/32	2.594%(A)	3 Month STIBOR(1)(Q)	68	2,053	1,985
SEK	731	09/21/32	2.281%(A)	3 Month STIBOR(2)(Q)	63	(3,517)	(3,580)
SGD	250	07/29/31	1.120%(S)	6 Month SORA(2)(S)	(975)	(27,351)	(26,376)
THB	8,750	08/17/31	1.320%(Q)	1 Day THOR(2)(Q)	—	(30,900)	(30,900)
	24,431	06/04/24	0.820%(S)	3 Month LIBOR(2)(Q)	—	(569,506)	(569,506)
	2,364	05/18/25	2.751%(A)	1 Day SOFR(2)(A)	—	(1,894)	(1,894)
	1,185	05/18/25	2.774%(A)	1 Day SOFR(2)(A)	—	(431)	(431)
	1,185	05/18/25	2.776%(A)	1 Day SOFR(2)(A)	—	(376)	(376)
	27,470	06/21/25	1.515%(S)	3 Month LIBOR(2)(Q)	2,508	(327,076)	(329,584)
	15,096	10/13/25	1.396%(A)	1 Day SOFR(2)(A)	—	(156,620)	(156,620)
	1,145	03/04/26	1.476%(A)	1 Day SOFR(2)(A)	—	(23,482)	(23,482)
	1,280	03/04/26	1.502%(A)	1 Day SOFR(2)(A)	—	(25,634)	(25,634)
	639	03/04/26	1.506%(A)	1 Day SOFR(2)(A)	—	(12,759)	(12,759)
	1,509	03/04/26	1.518%(A)	1 Day SOFR(2)(A)	—	(29,792)	(29,792)
	1,449	03/20/26	1.256%(A)	1 Day SOFR(2)(A)	—	(35,514)	(35,514)
	1,205	03/20/26	1.282%(A)	1 Day SOFR(2)(A)	—	(28,947)	(28,947)
	1,205	03/20/26	1.350%(A)	1 Day SOFR(2)(A)	—	(27,446)	(27,446)
	1,205	03/20/26	1.354%(A)	1 Day SOFR(2)(A)	—	(27,357)	(27,357)
	1,210	03/20/26	1.355%(A)	1 Day SOFR(2)(A)	—	(27,437)	(27,437)
	725	03/20/26	1.377%(A)	1 Day SOFR(2)(A)	—	(16,150)	(16,150)
	240	03/20/26	1.379%(A)	1 Day SOFR(2)(A)	—	(5,337)	(5,337)
	1,198	03/20/26	1.382%(A)	1 Day SOFR(2)(A)	—	(26,565)	(26,565)
	1,200	03/20/26	1.399%(A)	1 Day SOFR(2)(A)	—	(26,232)	(26,232)
	1,003	03/20/26	2.693%(A)	1 Day SOFR(2)(A)	—	2,114	2,114
	5,713	08/31/26	2.470%(A)	1 Day SOFR(2)(A)	(3,477)	(64,734)	(61,257)
	4,120	11/20/26	1.520%(A)	1 Day SOFR(1)(A)	(7,228)	124,319	131,547
	2,422	03/04/27	1.550%(A)	1 Day SOFR(2)(A)	(3,514)	(118,768)	(115,254)
	297	03/20/27	1.380%(A)	1 Day SOFR(1)(A)	2,584	9,922	7,338
	328	12/21/27	2.844%(A)	1 Day SOFR(2)(A)	(5,493)	1,038	6,531
	740	08/15/28	1.220%(A)	1 Day SOFR(1)(A)	—	60,623	60,623
	2,710	10/20/31	1.733%(A)	1 Day SOFR(1)(A)	10,837	115,474	104,637
	1	09/21/32	2.000%(A)	1 Day SOFR(1)(A)	78	69	(9)
	525	05/18/33	2.602%(A)	1 Day SOFR(1)(A)	—	7,586	7,586
	265	05/18/33	2.741%(A)	1 Day SOFR(1)(A)	—	687	687
	265	05/18/33	2.743%(A)	1 Day SOFR(1)(A)	—	640	640
	245	03/04/34	1.647%(A)	1 Day SOFR(1)(A)	—	22,813	22,813
	275	03/04/34	1.657%(A)	1 Day SOFR(1)(A)	—	25,389	25,389
	135	03/04/34	1.664%(A)	1 Day SOFR(1)(A)	—	12,419	12,419
	320	03/04/34	1.665%(A)	1 Day SOFR(1)(A)	—	29,330	29,330
	306	03/20/34	1.407%(A)	1 Day SOFR(1)(A)	—	34,598	34,598
	255	03/20/34	1.446%(A)	1 Day SOFR(1)(A)	—	27,986	27,986
	255	03/20/34	1.454%(A)	1 Day SOFR(1)(A)	—	27,833	27,833
	255	03/20/34	1.461%(A)	1 Day SOFR(1)(A)	—	27,673	27,673
	255	03/20/34	1.472%(A)	1 Day SOFR(1)(A)	—	27,440	27,440
	253	03/20/34	1.473%(A)	1 Day SOFR(1)(A)	—	27,203	27,203
	255	03/20/34	1.476%(A)	1 Day SOFR(1)(A)	—	27,351	27,351
	155	03/20/34	1.482%(A)	1 Day SOFR(1)(A)	—	16,550	16,550
	50	03/20/34	1.489%(A)	1 Day SOFR(1)(A)	—	5,310	5,310
	225	03/20/34	2.745%(A)	1 Day SOFR(1)(A)	—	342	342
	279	03/20/34	2.751%(A)	1 Day SOFR(1)(A)	—	284	284
	2,120	07/20/45	0.560%(A)	1 Day SOFR(1)(A)	13,591	783,444	769,853
	700	08/19/45	0.740%(A)	1 Day SOFR(1)(A)	—	237,023	237,023
	524	08/15/47	1.650%(A)	1 Day SOFR(1)(A)	58,347	100,213	41,866
	1,910	04/21/52	2.500%(A)	1 Day SOFR(1)(A)	1,780	37,196	35,416
ZAR	22,100	08/06/31	7.185%(Q)	3 Month JIBAR(2)(Q)	(661)	(145,577)	(144,916)

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
ZAR	6,069	06/15/32	8.130%(Q)	3 Month JIBAR(2)(Q)	$4,175	$(22,348)	$(26,523)

					$370,190	$(2,675,312)	$(3,045,502)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements:
BRL	20,337	01/04/27	11.993%(T)	1 Day BROIS(2)(T)	$(50,846)	$—	$(50,846)	Bank of America, N.A.
CNH	40,067	12/15/26	2.605%(Q)	7 Day China Fixing Repo Rates(2)(Q)	8,944	—	8,944	Citibank, N.A.
CNH	657	03/16/27	2.436%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(657)	—	(657)	Goldman Sachs International
CNH	1,206	06/15/27	2.411%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1,597)	—	(1,597)	Citibank, N.A.
CNH	2,347	06/15/27	2.464%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(2,256)	—	(2,256)	Standard Chartered Bank
CNH	1,864	06/15/27	2.518%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1,103)	—	(1,103)	Citibank, N.A.
MYR	1,800	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)	(18,053)	(25)	(18,028)	HSBC Bank PLC
RUB	145,004	10/27/24	8.985%(A)	3 Month MosPRIME(2)(Q)	39,962	—	39,962	JPMorgan Chase Bank, N.A.

					$(25,606)	$(25)	$(25,581)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at June 30, 2022:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
Bloomberg Commodity Total Return Index(Q)	US Treasury Bill - 3 Month Auction Avg Discount(Q)	Merrill Lynch International	03/31/23	58,548	$(2,976)	$—	$(2,976)
BNP Software & Cloud Index(Q)	1 Day SOFR + 43bps(Q)	BNP Paribas S.A.	04/26/23	(2,014)	281,137	—	281,137
BNP U.S. Banks Basket Index(Q)	1 Day SOFR + 40bps(Q)	BNP Paribas S.A.	09/14/22	1,251	(519)	—	(519)
BNP U.S. Banks Basket Index(Q)	1 Day SOFR + 40bps(Q)	BNP Paribas S.A.	09/14/22	1,507	(625)	—	(625)
BNP U.S. Banks Basket Index(Q)	3 Month LIBOR + 40bps(Q)	BNP Paribas S.A.	09/14/22	60	(38)	—	(38)
BNP U.S. Banks Basket Index(Q)	3 Month LIBOR + 40bps(Q)	BNP Paribas S.A.	09/14/22	396	(252)	—	(252)
iShares U.S Real Estate ETF Index(Q)	1 Day USOIS + 21bps(Q)	Merrill Lynch International	12/08/22	52,642	(3,322,481)	—	(3,322,481)
JPMorgan European Growth Index(Q)	1 Day EuroSTR + 14bps(Q)	JPMorgan Chase Bank, N.A.	05/12/23	EUR (1,718)	(42,535)	—	(42,535)
JPMorgan European Value Index(Q)	1 Day EuroSTR + 14bps(Q)	JPMorgan Chase Bank, N.A.	05/12/23	EUR 1,722	(133,049)	—	(133,049)

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Total return swap agreements outstanding at June 30, 2022 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements (cont’d.):
JPMorgan S&P 1500 Growth Index(Q)	1 Day SOFR + 35bps(Q)	JPMorgan Chase Bank, N.A.	05/12/23	(4,074)	$191,263	$—	$191,263
JPMorgan S&P 1500 Growth Index(Q)	1 Day SOFR + 35bps(Q)	JPMorgan Chase Bank, N.A.	05/12/23	(3,997)	237,966	—	237,966
JPMorgan S&P 1500 Growth Index(Q)	1 Day SOFR + 35bps(Q)	JPMorgan Chase Bank, N.A.	05/12/23	(3,974)	45,185	—	45,185
JPMorgan S&P 1500 Growth Index(Q)	1 Day SOFR + 35bps(Q)	JPMorgan Chase Bank, N.A.	05/12/23	(3,827)	174,740	—	174,740
JPMorgan S&P 1500 Growth Index(Q)	1 Day SOFR + 35bps(Q)	JPMorgan Chase Bank, N.A.	05/12/23	(3,445)	144,244	—	144,244
JPMorgan S&P 1500 Value Index(Q)	1 Day SOFR + 35bps(Q)	JPMorgan Chase Bank, N.A.	05/12/23	3,238	(304,413)	—	(304,413)
JPMorgan S&P 1500 Value Index(Q)	1 Day SOFR + 35bps(Q)	JPMorgan Chase Bank, N.A.	05/12/23	3,872	(329,381)	—	(329,381)
JPMorgan S&P 1500 Value Index(Q)	1 Day SOFR + 35bps(Q)	JPMorgan Chase Bank, N.A.	05/12/23	3,980	(211,843)	—	(211,843)
JPMorgan S&P 1500 Value Index(Q)	1 Day SOFR + 35bps(Q)	JPMorgan Chase Bank, N.A.	05/12/23	4,016	(440,272)	—	(440,272)
JPMorgan S&P 1500 Value Index(Q)	1 Day SOFR + 35bps(Q)	JPMorgan Chase Bank, N.A.	05/12/23	4,044	(338,012)	—	(338,012)
JPMorgan S&P 500 Growth Index(Q)	1 Day SOFR + 35bps(Q)	JPMorgan Chase Bank, N.A.	05/12/23	(7,428)	89,312	—	89,312
JPMorgan S&P 500 Value Index(Q)	1 Day SOFR + 35bps(Q)	JPMorgan Chase Bank, N.A.	05/12/23	7,446	(493,273)	—	(493,273)
MSCI Brazil Banks Index(Q)	1 Day SOFR + 10bps(Q)	BNP Paribas S.A.	09/14/22	804	(126,114)	—	(126,114)
MSCI Brazil Banks Index(Q)	1 Day SOFR + 10bps(Q)	BNP Paribas S.A.	02/14/23	629	(76,028)	—	(76,028)
MSCI Daily EAFE Net Total Return Index(Q)	1 Day USOIS + 11bps(Q)	Morgan Stanley Capital Services LLC	12/06/22	84,243	(6,597,857)	—	(6,597,857)
MSCI Daily EAFE Net Total Return Index(Q)	1 Day USOIS -1bps(Q)	Merrill Lynch International	05/31/23	15,998	(612,504)	—	(612,504)

					$(11,868,325)	$—	$(11,868,325)

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$646,488	$(461,218)	$3,845,830	$(15,668,126)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$—	$1,551,961
Goldman Sachs & Co. LLC	9,601,306	10,821,771
JPMorgan Securities LLC	—	3,194,730
Morgan Stanley & Co. LLC	—	28,014,638

Total	$9,601,306	$43,583,100

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds	$242,538,051	$—	$—
Common Stocks	658,338,395	416,222,848	5
Exchange-Traded Funds	156,344,217	—	—
Preferred Stocks	143,749	3,062,403	—
Rights	—	1,341	—
Asset-Backed Securities
Automobiles	—	972,186	—
Collateralized Loan Obligations	—	81,311,242	—
Consumer Loans	—	1,289,481	—
Equipment	—	115,507	—
Home Equity Loans	—	617,941	—
Other	—	219,732	—
Student Loans	—	768,748	—
Bank Loans	—	3,144,815	—
Commercial Mortgage-Backed Securities	—	6,131,772	—
Corporate Bonds	—	95,202,072	159,942
Municipal Bonds	—	112,487	—
Residential Mortgage-Backed Securities	—	3,331,823	92,962
Sovereign Bonds	—	76,475,083	—
U.S. Government Agency Obligations	—	9,691,040	—
U.S. Treasury Obligations	—	315,868,873	—
Short-Term Investments
Affiliated Mutual Funds	634,247,050	—	—
Foreign Treasury Obligations	—	1,516,038	—
U.S. Treasury Obligations	—	371,536,568	—

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investments (continued)
Unaffiliated Funds	$110,719,420	$—	$—
Options Purchased	1,064,899	6,564,452	—

Total	$1,803,395,781	$1,394,156,452	$252,909

Liabilities
Options Written	$(3,290,860)	$(275,495)	$—

Other Financial Instruments*
Assets
Financial Futures Contracts	$2,589,727	$—	$—
Commodity Futures Contracts	7,356,465	—	—
OTC Forward Foreign Currency Exchange Contracts	—	18,367,476	—
OTC Cross Currency Exchange Contracts	—	4,282	—
OTC Packaged Credit Default Swap Agreements	—	2,576,863	—
Centrally Cleared Credit Default Swap Agreements	—	320,379	—
OTC Credit Default Swap Agreements	—	684,834	—
Centrally Cleared Inflation Swap Agreements	—	201,135	—
OTC Inflation Swap Agreements	—	2,537	—
Centrally Cleared Interest Rate Swap Agreements	—	2,007,714	—
OTC Interest Rate Swap Agreements	—	48,906	—
OTC Total Return Swap Agreements	—	1,163,847	—

Total	$9,946,192	$25,377,973	$—

Liabilities
Financial Futures Contracts	$(4,754,550)	$—	$—
Commodity Futures Contracts	(43,545,483)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(19,744,743)	—
OTC Cross Currency Exchange Contracts	—	(5,712)	—
OTC Packaged Credit Default Swap Agreements	—	(2,543,384)	—
Centrally Cleared Credit Default Swap Agreements	—	(187,950)	—
OTC Credit Default Swap Agreements	—	(462,247)	—
Centrally Cleared Inflation Swap Agreements	—	(405,817)	—
OTC Inflation Swap Agreements	—	(1,698)	—
Centrally Cleared Interest Rate Swap Agreements	—	(5,053,216)	—
OTC Interest Rate Swap Agreements	—	(74,512)	—
OTC Total Return Swap Agreements	—	(13,032,172)	—

Total	$(48,300,033)	$(41,511,451)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2022 were as follows:

Affiliated Mutual Funds (7.8% represents investments purchased with collateral from securities on loan)	29.7%
U.S. Treasury Obligations	23.3
Equity Real Estate Investment Trusts (REITs)	7.8
Exchange-Traded Funds	5.3
Unaffiliated Funds	3.8
Collateralized Loan Obligations	2.8
Sovereign Bonds	2.6
Pharmaceuticals	2.4
Banks	2.3
Oil, Gas & Consumable Fuels	1.6

Software	1.5%
Semiconductors & Semiconductor Equipment	1.1
IT Services	1.1
Insurance	1.1
Technology Hardware, Storage & Peripherals	0.9
Capital Markets	0.9
Automobiles	0.8
Textiles, Apparel & Luxury Goods	0.7
Metals & Mining	0.7
Interactive Media & Services	0.7
Chemicals	0.6

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Industry Classification (continued):

Health Care Providers & Services	0.6%
Diversified Telecommunication Services	0.6
Health Care Equipment & Supplies	0.6
Electric Utilities	0.6
Hotels, Restaurants & Leisure	0.6
Food Products	0.6
Specialty Retail	0.5
Food & Staples Retailing	0.5
Beverages	0.5
Tobacco	0.5
Internet & Direct Marketing Retail	0.5
Biotechnology	0.5
Trading Companies & Distributors	0.5
Entertainment	0.5
Life Sciences Tools & Services	0.4
Machinery	0.4
Diversified Financial Services	0.4
Personal Products	0.4
Aerospace & Defense	0.4
Media	0.3
Industrial Conglomerates	0.3
U.S. Government Agency Obligations	0.3
Multi-Utilities	0.3
Oil & Gas	0.3
Building Products	0.3
Options Purchased	0.3
Professional Services	0.2
Household Products	0.2
Marine	0.2
Commercial Mortgage-Backed Securities	0.2
Wireless Telecommunication Services	0.2
Telecommunications	0.2
Electronic Equipment, Instruments & Components	0.2
Communications Equipment	0.2
Pipelines	0.2
Electric	0.2
Air Freight & Logistics	0.2
Road & Rail	0.2
Electrical Equipment	0.2
Construction & Engineering	0.1
Auto Components	0.1
Healthcare-Services	0.1
Residential Mortgage-Backed Securities	0.1
Auto Manufacturers	0.1
Foods	0.1
Multiline Retail	0.1
Household Durables	0.1
Real Estate Investment Trusts (REITs)	0.1
Airlines	0.1
Containers & Packaging	0.1
Real Estate Management & Development	0.1
Consumer Finance	0.1

Commercial Services & Supplies	0.1%
Real Estate	0.1
Commercial Services	0.1
Agriculture	0.1
Healthcare-Products	0.1
Retail	0.1
Construction Materials	0.1
Energy Equipment & Services	0.1
Packaging & Containers	0.1
Internet	0.1
Engineering & Construction	0.1
Consumer Loans	0.1
Foreign Treasury Obligations	0.0	*
Leisure Products	0.0	*
Gas Utilities	0.0	*
Water Utilities	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Gas	0.0	*
Building Materials	0.0	*
Machinery-Diversified	0.0	*
Student Loans	0.0	*
Distributors	0.0	*
Lodging	0.0	*
Leisure Time	0.0	*
Auto Parts & Equipment	0.0	*
Home Equity Loans	0.0	*
Diversified Consumer Services	0.0	*
Transportation	0.0	*
Computers	0.0	*
Multi-National	0.0	*
Home Builders	0.0	*
Electrical Components & Equipment	0.0	*
Distribution/Wholesale	0.0	*
Health Care Technology	0.0	*
Semiconductors	0.0	*
Mining	0.0	*
Paper & Forest Products	0.0	*
Cosmetics/Personal Care	0.0	*
Other	0.0	*
Office/Business Equipment	0.0	*
Equipment	0.0	*
Municipal Bonds	0.0	*
Water	0.0	*
Electronics	0.0	*
Household Products/Wares	0.0	*

	108.5
Options Written	(0.1)
Liabilities in excess of other assets	(8.4)

	100.0%

*  Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity contracts risk, credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

in the summary below.

Fair values of derivative instruments as of June 30, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Commodity contracts	Due from/to broker-variation margin futures	$7,356,465	*	Due from/to broker-variation margin futures	$43,545,483	*
Commodity contracts	—	—		Unrealized depreciation on OTC swap agreements	2,976
Credit contracts	Due from/to broker-variation margin swaps	320,379	*	Due from/to broker-variation margin swaps	187,950	*
Credit contracts	Premiums paid for OTC swap agreements	646,488		Premiums received for OTC swap agreements	461,193
Credit contracts	Unaffiliated investments	325,806		Options written outstanding, at value	111,266
Credit contracts	Unrealized appreciation on OTC swap agreements	2,630,540		Unrealized depreciation on OTC swap agreements	2,559,769
Equity contracts	Due from/to broker-variation margin futures	9,976	*	Due from/to broker-variation margin futures	723,399	*
Equity contracts	Unaffiliated investments	6,194,566		—	—
Equity contracts	Unrealized appreciation on OTC swap agreements	1,163,847		Unrealized depreciation on OTC swap agreements	13,029,196
Foreign exchange contracts	Due from/to broker-variation margin futures	557,212	*	Due from/to broker-variation margin futures	5,669	*
Foreign exchange contracts	Unaffiliated investments	44,080		Options written outstanding, at value	164,229
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	4,282		Unrealized depreciation on OTC cross currency exchange contracts	5,712
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	18,367,476		Unrealized depreciation on OTC forward foreign currency exchange contracts	19,744,743
Interest rate contracts	Due from/to broker-variation margin futures	2,022,539	*	Due from/to broker-variation margin futures	4,025,482	*
Interest rate contracts	Due from/to broker-variation margin swaps	2,208,849	*	Due from/to broker-variation margin swaps	5,459,033	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	25
Interest rate contracts	Unaffiliated investments	1,064,899		Options written outstanding, at value	3,290,860
Interest rate contracts	Unrealized appreciation on OTC swap agreements	51,443		Unrealized depreciation on OTC swap agreements	76,185

		$42,968,847			$93,393,170

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Commodity contracts	$—	$—	$104,752,642	$—	$23,921,670
Credit contracts	(147,567)	142,381	—	—	275,083
Equity contracts	612,995	—	(23,654,722)	—	(6,846,554)
Foreign exchange contracts	(661,567)	848,522	2,350,092	(1,309,636)	—
Interest rate contracts	(3,361,651)	7,890,136	(15,202,848)	—	(9,646,456)

Total	$(3,557,790)	$8,881,039	$68,245,164	$(1,309,636)	$7,703,743

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Commodity contracts	$—	$—	$(45,572,381)	$—	$(2,322)
Credit contracts	242,020	45,864	—	—	226,807
Equity contracts	(13,220,636)	—	(2,486,221)	—	(17,663,586)
Foreign exchange contracts	39,618	(122,317)	617,163	179,193	—
Interest rate contracts	136,850	(1,315,996)	(3,624,170)	—	(3,615,613)

Total	$(12,802,148)	$(1,392,449)	$(51,065,609)	$179,193	$(21,054,714)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2022, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$18,249,453
Options Written (2)	94,365,651
Futures Contracts - Long Positions (2)	1,556,094,055
Futures Contracts - Short Positions (2)	724,702,024
Forward Foreign Currency Exchange Contracts - Purchased (3)	859,474,294
Forward Foreign Currency Exchange Contracts - Sold (3)	1,014,582,703
Cross Currency Exchange Contracts (4)	400,939
Interest Rate Swap Agreements (2)	285,439,609
Credit Default Swap Agreements - Buy Protection (2)	29,958,317
Credit Default Swap Agreements - Sell Protection (2)	19,437,607
Total Return Swap Agreements (2)	315,960,775
Inflation Swap Agreements (2)	20,680,764

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2022.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Securities on Loan	$229,590,079	$(229,590,079)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.(3)	$—	$(145,510)	$(145,510)	$60,000	$(85,510)
Bank of America, N.A.(5)	123	(56)	67	—	67
Bank of America, N.A.(8)	233,830	(113,141)	120,689	—	120,689
Barclays Bank PLC(4)	8,118,341	(6,174,911)	1,943,430	(1,943,430)	—
Barclays Bank PLC(5)	4	—	4	—	4
Barclays Bank PLC(7-a)	363,226	(69,039)	294,187	(282,969)	11,218
Barclays Bank PLC(7-b)	62,373	(21,777)	40,596	(40,596)	—
BNP Paribas S.A.(3)	—	(74,018)	(74,018)	74,018	—
BNP Paribas S.A.(5)	408,975	(235,817)	173,158	—	173,158
BNP Paribas S.A.(7-a)	267,834	(33,978)	233,856	(233,856)	—
BNP Paribas S.A.(7-b)	90,435	(26,641)	63,794	(63,794)	—
Citibank, N.A.(3)	406,657	(304,584)	102,073	(102,073)	—
Citibank, N.A.(5)	—	(38)	(38)	—	(38)
Citibank, N.A.(7-a)	2,696,908	(2,676,034)	20,874	—	20,874
Citibank, N.A.(7-b)	1,214	(19,316)	(18,102)	—	(18,102)
Citibank, N.A.(8)	494,733	(230,141)	264,592	(30,000)	234,592
Commonwealth Bank of Australia(5)	—	(1)	(1)	—	(1)
Deutsche Bank AG(7-a)	702,779	(11,996)	690,783	(690,783)	—
Deutsche Bank AG(8)	129,333	(84,689)	44,644	—	44,644
Goldman Sachs Bank USA(3)	318,537	(509,487)	(190,950)	—	(190,950)
Goldman Sachs International(5)	23,025	(73,223)	(50,198)	10,000	(40,198)
Goldman Sachs International(7-a)	16,874	(12,662)	4,212	—	4,212
Goldman Sachs International(8)	—	(2,258)	(2,258)	2,258	—
HSBC Bank PLC(7-a)	74,058	(60,701)	13,357	—	13,357
HSBC Bank PLC(7-b)	459,698	(520,129)	(60,431)	60,431	—
JPMorgan Chase Bank, N.A.(3)	293,813	(73,289)	220,524	(8,591)	211,933
JPMorgan Chase Bank, N.A.(5)	894,562	(2,297,306)	(1,402,744)	617,247	(785,497)
JPMorgan Chase Bank, N.A.(7-a)	92,580	(231,430)	(138,850)	128,792	(10,058)
JPMorgan Chase Bank, N.A.(7-b)	—	(46,411)	(46,411)	—	(46,411)
JPMorgan Chase Bank, N.A.(8)	544,062	(318,728)	225,334	(60,000)	165,334
Merrill Lynch International(6)	—	(3,937,961)	(3,937,961)	3,937,961	—
Morgan Stanley & Co. International PLC(7-a)	82,303	(29,627)	52,676	(52,676)	—
Morgan Stanley & Co. International PLC(7-b)	231,564	(85,940)	145,624	(145,624)	—
Morgan Stanley & Co. International PLC(8)	750	(36)	714	—	714
Morgan Stanley Capital Services LLC(3)	232,535	(463,445)	(230,910)	230,910	—
Morgan Stanley Capital Services LLC(4)	5,584,712	(10,536,685)	(4,951,973)	4,910,524	(41,449)
Morgan Stanley Capital Services LLC(6)	—	(6,597,857)	(6,597,857)	6,597,857	—
Standard Chartered Bank(8)	—	(2,256)	(2,256)	—	(2,256)
The Bank of New York Mellon(5)	—	(58)	(58)	—	(58)
The Toronto-Dominion Bank(7-a)	334,231	(16,828)	317,403	(317,403)	—
The Toronto-Dominion Bank(7-b)	1,612	—	1,612	—	1,612

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
UBS AG(5)	$72,281	$(117,290)	$(45,009)	$45,009	$—

	$23,233,962	$(36,155,294)	$(12,921,332)	$12,703,212	$(218,120)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.
(3)	Western Asset Management
(4)	First Quadrant
(5)	Morgan Stanley
(6)	QMA
(7-a)	PGIM Fixed Income (Core Plus)
(7-b)	PGIM Fixed Income (Global Bond)
(8)	Wellington Management Company, LLP

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2022

ASSETS
Investments at value, including securities on loan of $229,590,079:
Unaffiliated investments (cost $2,580,246,217)	$2,321,020,041
Affiliated investments (cost $878,930,265)	876,785,101
Foreign currency, at value (cost $3,791,961)	3,789,744
Cash segregated for counterparty — OTC	1,540,000
Cash	330,144
Receivable for investments sold	27,192,267
Unrealized appreciation on OTC forward foreign currency exchange contracts	18,367,476
Deposit with broker for centrally cleared/exchange-traded derivatives	9,601,306
Dividends and interest receivable	5,282,147
Unrealized appreciation on OTC swap agreements	3,845,830
Receivable for Portfolio shares sold	1,460,977
Due from broker-variation margin futures	1,137,401
Tax reclaim receivable	1,114,012
Premiums paid for OTC swap agreements	646,488
Due from broker-variation margin swaps	315,085
Receivable from affiliate	39,671
Unrealized appreciation on OTC cross currency exchange contracts	4,282
Prepaid expenses	4,668

Total Assets	3,272,476,640

LIABILITIES
Payable to broker for collateral for securities on loan	231,073,892
Payable for investments purchased	32,210,851
Unrealized depreciation on OTC forward foreign currency exchange contracts	19,744,743
Unrealized depreciation on OTC swap agreements	15,668,126
Deposit due to broker for centrally cleared swaps/exchange-traded derivatives	8,990,749
Due to broker-variation margin futures	8,704,782
Options written outstanding, at value (premiums received $2,454,127)	3,566,355
Cash segregated from counterparty — OTC	2,350,000
Accrued expenses and other liabilities	1,485,806
Management fee payable	1,037,427
Payable to affiliate	512,706
Premiums received for OTC swap agreements	461,218
Distribution fee payable	77,917
Unrealized depreciation on OTC cross currency exchange contracts	5,712
Trustees’ fees payable	558
Affiliated transfer agent fee payable	512
Payable for Portfolio shares purchased	1

Total Liabilities	325,891,355

NET ASSETS	$2,946,585,285

Net assets were comprised of: Partners’ Equity	$2,946,585,285

Net asset value and redemption price per share, $2,946,585,285 / 179,876,270 outstanding shares of beneficial interest	$16.38

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2022

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $46,329 foreign withholding tax)	$19,646,557
Unaffiliated dividend income (net of $1,366,865 foreign withholding tax, of which $148,537 is reimbursable by an affiliate)	19,290,662
Affiliated dividend income	1,184,086
Income from securities lending, net (including affiliated income of $134,175)	200,787

Total income	40,322,092

EXPENSES
Management fee	15,379,721
Distribution fee	4,695,486
Custodian and accounting fees	427,511
Audit fee	58,020
Trustees’ fees	32,448
Legal fees and expenses	21,044
Shareholders’ reports	13,636
Transfer agent’s fees and expenses (including affiliated expense of $1,484)	3,703
Miscellaneous	51,834

Total expenses	20,683,403
Less: Fee waiver and/or expense reimbursement	(837,901)
Distribution fee waiver	(160,312)

Net expenses	19,685,190

NET INVESTMENT INCOME (LOSS)	20,636,902

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $11,236,182) (net of foreign capital gains taxes $(4,992))	(102,608,782)
Net capital gain distributions received	23,127
In-kind transactions(1)	(25,746,222)
Futures transactions	68,245,164
Forward and cross currency contract transactions	(1,309,636)
Options written transactions	8,881,039
Swap agreements transactions	7,703,743
Foreign currency transactions	(3,058,653)

(47,870,220)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(36,310,235))	(428,034,541)
Futures	(51,065,609)
Forward and cross currency contracts	179,193
Options written	(1,392,449)
Swap agreements	(21,054,714)
Foreign currencies	(27,381)

(501,395,501)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(549,265,721)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(528,628,819)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$20,636,902	$17,308,124
Net realized gain (loss) on investment and foreign currency transactions	(47,893,347)	971,850,341
Net capital gain distributions received	23,127	55,261
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(501,395,501)	(468,043,872)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(528,628,819)	521,169,854

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [8,785,531 and 2,080,890 shares, respectively]	152,541,329	36,826,429
Portfolio shares purchased [63,060,913 and 31,601,870 shares, respectively]	(1,100,598,209)	(565,504,431)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(948,056,880)	(528,678,002)

TOTAL INCREASE (DECREASE)	(1,476,685,699)	(7,508,148)
NET ASSETS:
Beginning of period	4,423,270,984	4,430,779,132

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
End of period	$2,946,585,285	$4,423,270,984

(1)	See Note 9, Purchases & Redemption In-kind, in Notes to Financial Statements

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended		Year Ended December 31,
	June 30, 2022		2021		2020		2019		2018		2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$18.89		$16.80		$16.12		$13.89		$15.12		$13.43

Income (Loss) From Investment Operations:
Net investment income (loss)	0.10		0.07		0.01		0.09		0.07		0.03
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.61)		2.02		0.67		2.14		(1.30)		1.66

Total from investment operations	(2.51)		2.09		0.68		2.23		(1.23)		1.69

Capital Contributions	—		—		—		—	(b)(c)(d)	—	(c)(d)	—

Net Asset Value, end of period	$16.38		$18.89		$16.80		$16.12		$13.89		$15.12

Total Return(e)	(13.29)%		12.44%		4.22%		16.05	%(f)	(8.13	)%(f)	12.58%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,947		$4,423		$4,431		$4,662		$3,882		$5,726
Average net assets (in millions)	$3,788		$4,490		$3,925		$4,509		$5,070		$5,635
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	1.05	%(h)	0.94	%(i)	0.82	%(i)	0.81	%(i)	0.80	%(i)	0.80	%(i)
Expenses before waivers and/or expense reimbursement	1.10	%(h)	0.99	%(i)	0.83	%(i)	0.82	%(i)	0.81	%(i)	0.81	%(i)
Net investment income (loss)	1.10	%(h)	0.39%		0.08%		0.60%		0.45%		0.21%
Portfolio turnover rate(j)(k)	48%		257%		452%		243%		171%		140%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Amount rounds to zero.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)

The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.02%, 0.04%, 0.04%, 0.04% and 0.04% for the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively.

(j)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(k)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 78.9%
AFFILIATED MUTUAL FUNDS — 18.4%
AST ClearBridge Dividend Growth Portfolio*	10,559,396	$272,432,411
AST Emerging Markets Equity Portfolio*	1,198,433	10,006,912
AST High Yield Portfolio*	1,260,588	13,551,317
AST Large-Cap Growth Portfolio*	8,023,625	414,099,275
AST Large-Cap Value Portfolio*	5,684,894	230,863,560
AST PGIM Fixed Income Central Fund*	70,953,193	714,498,650
AST Small-Cap Growth Opportunities Portfolio*	3,629,816	78,767,002
AST Small-Cap Growth Portfolio*	1,450,800	83,101,818
AST Small-Cap Value Portfolio*	5,060,501	161,885,417
AST T. Rowe Price Natural Resources Portfolio*	4,136,481	105,728,462
AST Western Asset Emerging Markets Debt Portfolio*	786,747	8,111,363

TOTAL AFFILIATED MUTUAL FUNDS (cost $2,054,225,704)(wd)		2,093,046,187

COMMON STOCKS — 46.6%
Aerospace & Defense — 0.8%
Airbus SE (France)	20,270	1,973,111
BAE Systems PLC (United Kingdom)	248,900	2,512,879
Boeing Co. (The)*	16,100	2,201,192
Dassault Aviation SA (France)	3,500	545,755
General Dynamics Corp.	44,556	9,858,015
HEICO Corp. (Class A Stock)	3,760	396,229
Howmet Aerospace, Inc.	215,100	6,764,895
Huntington Ingalls Industries, Inc.	1,100	239,602
L3Harris Technologies, Inc.	5,600	1,353,520
Lockheed Martin Corp.	36,849	15,843,596
Northrop Grumman Corp.	35,714	17,091,649
Raytheon Technologies Corp.	210,286	20,210,588
Singapore Technologies Engineering Ltd. (Singapore)	174,000	511,557
Textron, Inc.	6,600	403,062
Thales SA (France)	3,544	434,662
TransDigm Group, Inc.*	15,420	8,275,451

		88,615,763

Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.(a)	3,800	385,206
Deutsche Post AG (Germany)	77,399	2,908,242
DSV A/S (Denmark)	37,133	5,220,755
Expeditors International of Washington, Inc.	4,800	467,808
FedEx Corp.	34,100	7,730,811
United Parcel Service, Inc. (Class B Stock)	59,243	10,814,217
Yamato Holdings Co. Ltd. (Japan)	84,300	1,350,193

		28,877,232

Airlines — 0.1%
Alaska Air Group, Inc.*	35,100	1,405,755
American Airlines Group, Inc.*(a)	20,500	259,940
Delta Air Lines, Inc.*	72,882	2,111,392
Southwest Airlines Co.*	211,200	7,628,544

	Shares	Value

COMMON STOCKS (continued)
Airlines (cont’d.)
United Airlines Holdings, Inc.*	9,700	$343,574

		11,749,205

Auto Components — 0.1%
Aptiv PLC*	8,100	721,467
BorgWarner, Inc.(a)	7,200	240,264
Bridgestone Corp. (Japan)	37,000	1,349,133
Cie Generale des Etablissements Michelin SCA (France)	221,192	6,023,532
Koito Manufacturing Co. Ltd. (Japan)	59,400	1,872,592
Magna International, Inc. (Canada)	4,236	232,557
Stanley Electric Co. Ltd. (Japan)	151,500	2,471,477

		12,911,022

Automobiles — 1.1%
Bayerische Motoren Werke AG (Germany)	125,790	9,681,080
BYD Co. Ltd. (China) (Class H Stock)	97,884	3,927,820
Ferrari NV (Italy)	32,456	5,959,371
Ford Motor Co.	422,500	4,702,425
General Motors Co.*	75,876	2,409,822
Hero MotoCorp Ltd. (India)	9,890	341,212
Kia Corp. (South Korea)	7,533	450,813
Mahindra & Mahindra Ltd. (India)	62,867	873,939
Maruti Suzuki India Ltd. (India)	5,629	606,277
Mazda Motor Corp. (Japan)	54,000	437,921
Mercedes-Benz Group AG (Germany)	69,898	4,043,907
Stellantis NV	718,978	8,896,104
Tesla, Inc.*	96,663	65,094,797
Toyota Motor Corp. (Japan)	442,000	6,794,224
Volkswagen AG (Germany)	2,597	474,886
Yamaha Motor Co. Ltd. (Japan)	290,800	5,325,903

		120,020,501

Banks — 2.4%
Australia & New Zealand Banking Group Ltd. (Australia)	230,367	3,502,044
Banco Santander SA (Spain)	3,598,101	10,153,745
Bank Hapoalim BM (Israel)	727,346	6,092,088
Bank Leumi Le-Israel BM (Israel)	1,099,187	9,771,041
Bank of America Corp.	755,230	23,510,310
Bank of China Ltd. (China) (Class H Stock)*	1,132,000	452,091
Bank of Ireland Group PLC (Ireland)	91,093	575,227
Barclays PLC (United Kingdom)	5,744,407	10,765,560
BNP Paribas SA (France)	135,398	6,489,346
BOC Hong Kong Holdings Ltd. (China)	86,000	339,966
China Construction Bank Corp. (China) (Class H Stock)	2,208,000	1,485,222
Citigroup, Inc.	366,153	16,839,376
Citizens Financial Group, Inc.	200,900	7,170,121
Comerica, Inc.(a)	3,700	271,506
Commonwealth Bank of Australia (Australia)	40,502	2,525,485
Credicorp Ltd. (Peru)	3,478	417,047
DBS Group Holdings Ltd. (Singapore)	622,600	13,322,754
East West Bancorp, Inc.	12,186	789,653

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Emirates NBD Bank PJSC (United Arab Emirates)	95,894	$345,014
Erste Group Bank AG (Austria)	41,916	1,057,930
Fifth Third Bancorp	20,200	678,720
First Republic Bank	5,200	749,840
Hana Financial Group, Inc. (South Korea)	21,928	667,101
HDFC Bank Ltd. (India), ADR	39,632	2,178,175
HSBC Holdings PLC (United Kingdom)	385,633	2,521,253
Huntington Bancshares, Inc.	43,300	520,899
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	620,000	368,132
ING Groep NV (Netherlands)	314,795	3,121,740
Israel Discount Bank Ltd. (Israel) (Class A Stock)	102,680	533,838
JPMorgan Chase & Co.	293,568	33,058,692
KB Financial Group, Inc. (South Korea)	15,379	570,402
KeyCorp(a)	419,900	7,234,877
Komercni Banka A/S (Czech Republic)	12,609	357,549
Lloyds Banking Group PLC (United Kingdom)	12,577,647	6,477,267
M&T Bank Corp.	5,187	826,756
National Australia Bank Ltd. (Australia)	80,560	1,522,290
NatWest Group PLC (United Kingdom)	3,737,260	9,979,909
NU Holdings Ltd. (Brazil) (Class A Stock)*(a)	307,372	1,149,571
Oversea-Chinese Banking Corp. Ltd. (Singapore)	269,200	2,209,340
Pinnacle Financial Partners, Inc.	11,165	807,341
PNC Financial Services Group, Inc. (The)	76,935	12,138,035
Popular, Inc. (Puerto Rico)	40,500	3,115,665
Regions Financial Corp.	27,800	521,250
Sberbank of Russia PJSC (Russia), ADR*^	76,649	8
Signature Bank	14,300	2,562,703
Societe Generale SA (France)	57,525	1,264,223
SVB Financial Group*	1,560	616,184
Synovus Financial Corp.	19,200	692,160
Tisco Financial Group PCL (Thailand)	436,600	1,094,249
Truist Financial Corp.	451,162	21,398,614
U.S. Bancorp	158,890	7,312,118
United Overseas Bank Ltd. (Singapore)	222,400	4,205,821
Wells Fargo & Co.	660,853	25,885,612
Wintrust Financial Corp.	5,154	413,093
Zions Bancorp NA	4,700	239,230

		272,868,183

Beverages — 0.8%
Ambev SA (Brazil)	120,500	308,074
Brown-Forman Corp. (Class B Stock)	5,500	385,880
Coca-Cola Co. (The)	542,337	34,118,421
Coca-Cola HBC AG (Italy)	20,581	457,227
Constellation Brands, Inc. (Class A Stock)	4,600	1,072,076
Diageo PLC (United Kingdom)	33,571	1,445,629
Diageo PLC (United Kingdom), ADR(a)	14,624	2,546,331
Heineken Holding NV (Netherlands)	8,505	620,442

	Shares	Value

COMMON STOCKS (continued)
Beverages (cont’d.)
Heineken NV (Netherlands)	19,780	$1,807,793
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. (China) (Class A Stock)	13,900	380,676
Keurig Dr. Pepper, Inc.	148,797	5,265,926
Kirin Holdings Co. Ltd. (Japan)	85,800	1,350,793
Molson Coors Beverage Co. (Class B Stock)	5,900	321,609
Monster Beverage Corp.*	11,200	1,038,240
PepsiCo, Inc.	214,996	35,831,233
Pernod Ricard SA (France)	21,758	3,994,323
Remy Cointreau SA (France)	13,075	2,290,217

		93,234,890

Biotechnology — 0.9%
AbbVie, Inc.	271,052	41,514,324
Amgen, Inc.	33,747	8,210,645
Argenx SE (Netherlands), ADR*(a)	11,071	4,194,580
Biogen, Inc.*	4,200	856,548
BioMarin Pharmaceutical, Inc.*	11,500	953,005
Exelixis, Inc.*	351,600	7,320,312
Gilead Sciences, Inc.	178,800	11,051,628
Horizon Therapeutics PLC*	14,977	1,194,566
Incyte Corp.*(a)	5,600	425,432
Moderna, Inc.*	42,200	6,028,270
Regeneron Pharmaceuticals, Inc.*	8,884	5,251,599
Sarepta Therapeutics, Inc.*	23,700	1,776,552
United Therapeutics Corp.*	8,400	1,979,376
Vertex Pharmaceuticals, Inc.*	55,226	15,562,135

		106,318,972

Building Products — 0.3%
A.O. Smith Corp.	3,800	207,784
AGC, Inc. (Japan)	66,600	2,310,057
Allegion PLC	2,800	274,120
Assa Abloy AB (Sweden) (Class B Stock)	80,185	1,708,243
Builders FirstSource, Inc.*	37,100	1,992,270
Carlisle Cos., Inc.	35,400	8,446,794
Carrier Global Corp.	25,700	916,462
Cie de Saint-Gobain (France)	172,879	7,440,466
Fortune Brands Home & Security, Inc.	4,100	245,508
Johnson Controls International PLC	49,885	2,388,494
Masco Corp.(a)	7,500	379,500
Owens Corning	69,100	5,134,821
Trane Technologies PLC	24,098	3,129,607
Xinyi Glass Holdings Ltd. (China)	232,000	556,137

		35,130,263

Capital Markets — 1.4%
3i Group PLC (United Kingdom)	388,397	5,235,379
Ameriprise Financial, Inc.	35,620	8,466,162
Amundi SA (France), 144A	16,000	875,739
ASX Ltd. (Australia)	15,086	849,667
Bank of New York Mellon Corp. (The)	184,000	7,674,640
BlackRock, Inc.	8,572	5,220,691
Blackstone, Inc.	31,684	2,890,531
Cboe Global Markets, Inc.	43,100	4,878,489
Charles Schwab Corp. (The)	124,432	7,861,614

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Capital Markets (cont’d.)
CME Group, Inc.	45,800	$9,375,260
Daiwa Securities Group, Inc. (Japan)	220,226	981,644
Deutsche Bank AG (Germany)	165,266	1,443,396
FactSet Research Systems, Inc.	6,700	2,576,619
Franklin Resources, Inc.	9,400	219,114
Goldman Sachs Group, Inc. (The)	67,523	20,055,681
Intercontinental Exchange, Inc.	67,900	6,385,316
Invesco Ltd.	11,400	183,882
Julius Baer Group Ltd. (Switzerland)	18,169	837,525
Lazard Ltd. (Class A Stock)(a)	12,364	400,717
Macquarie Group Ltd. (Australia)	92,731	10,527,479
MarketAxess Holdings, Inc.	1,100	281,611
Moody’s Corp.	4,600	1,251,062
Morgan Stanley	207,016	15,745,637
Morningstar, Inc.	15,900	3,845,097
MSCI, Inc.	2,380	980,917
Nasdaq, Inc.	3,300	503,382
Northern Trust Corp.	12,610	1,216,613
Raymond James Financial, Inc.	5,600	500,696
S&P Global, Inc.	17,770	5,989,556
SBI Holdings, Inc. (Japan)	239,500	4,690,294
Singapore Exchange Ltd. (Singapore)	181,600	1,237,113
State Street Corp.	126,500	7,798,725
Stifel Financial Corp.	44,400	2,487,288
T. Rowe Price Group, Inc.	15,517	1,762,886
UBS Group AG (Switzerland)	899,780	14,530,017
Virtu Financial, Inc. (Class A Stock)	54,000	1,264,140

		161,024,579

Chemicals — 0.8%
Air Products & Chemicals, Inc.	16,655	4,005,194
Albemarle Corp.	3,300	689,634
Arkema SA (France)	4,994	445,873
Ashland Global Holdings, Inc.	9,200	948,060
Celanese Corp.	23,200	2,728,552
CF Industries Holdings, Inc.	75,100	6,438,323
Corteva, Inc.	21,200	1,147,768
Dow, Inc.	120,306	6,208,993
DuPont de Nemours, Inc.	128,307	7,131,303
Eastman Chemical Co.	48,911	4,390,741
Ecolab, Inc.	7,100	1,091,696
FMC Corp.	3,700	395,937
Givaudan SA (Switzerland)	662	2,326,851
ICL Group Ltd. (Israel)	351,005	3,193,488
International Flavors & Fragrances, Inc.	7,600	905,312
Linde PLC (United Kingdom) (NYSE)(a)	33,027	9,496,253
Linde PLC (United Kingdom) (AQUIS)	4,898	1,403,957
LyondellBasell Industries NV (Class A Stock)	7,500	655,950
Mitsubishi Chemical Group Corp. (Japan)	105,700	577,726
Mitsubishi Gas Chemical Co., Inc. (Japan)	33,700	485,335
Mitsui Chemicals, Inc. (Japan)	278,500	5,931,484
Mosaic Co. (The)	11,100	524,253
Nitto Denko Corp. (Japan)	26,900	1,738,777
Nutrien Ltd. (Canada)	11,601	923,880

	Shares	Value

COMMON STOCKS (continued)
Chemicals (cont’d.)
OCI NV (Netherlands)	18,468	$610,740
PPG Industries, Inc.	45,979	5,257,239
Sherwin-Williams Co. (The)	9,900	2,216,709
Shin-Etsu Chemical Co. Ltd. (Japan)	28,700	3,230,120
Solvay SA (Belgium)	15,864	1,284,272
Sumitomo Chemical Co. Ltd. (Japan)	115,200	448,513
Symrise AG (Germany)	19,314	2,106,095
Tosoh Corp. (Japan)	417,700	5,179,017
Westlake Corp.	49,400	4,842,188
Yara International ASA (Brazil)	76,490	3,198,674

		92,158,907

Commercial Services & Supplies — 0.2%
Cintas Corp.	4,700	1,755,591
Copart, Inc.*	12,500	1,358,250
Dai Nippon Printing Co. Ltd. (Japan)	20,000	430,844
Republic Services, Inc.	45,649	5,974,085
Rollins, Inc.	7,500	261,900
Securitas AB (Sweden) (Class B Stock)	41,872	361,647
TOPPAN, Inc. (Japan)	25,600	427,145
Waste Management, Inc.	52,100	7,970,258

		18,539,720

Communications Equipment — 0.3%
Arista Networks, Inc.*	6,700	628,058
Cisco Systems, Inc.	503,858	21,484,505
F5, Inc.*	1,600	244,864
Juniper Networks, Inc.(a)	10,200	290,700
Motorola Solutions, Inc.	4,800	1,006,080
Nokia OYJ (Finland)	1,067,904	4,950,640
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	365,819	2,727,868

		31,332,715

Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	19,480	472,770
Eiffage SA (France)	13,043	1,175,668
Quanta Services, Inc.(a)	4,400	551,496
Skanska AB (Sweden) (Class B Stock)	48,724	748,411
Taisei Corp. (Japan)	80,100	2,491,112
Vinci SA (France)	43,758	3,902,014

		9,341,471

Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	117,000	507,077
Eagle Materials, Inc.	58,400	6,420,496
Martin Marietta Materials, Inc.	1,700	508,708
Vulcan Materials Co.	13,477	1,915,082

		9,351,363

Consumer Finance — 0.2%
AEON Financial Service Co. Ltd. (Japan)	42,100	394,929
American Express Co.	55,528	7,697,291
Capital One Financial Corp.	108,498	11,304,407
Discover Financial Services	8,200	775,556

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Consumer Finance (cont’d.)
SLM Corp.	81,629	$1,301,166
Synchrony Financial	150,300	4,151,286

		25,624,635

Containers & Packaging — 0.2%
Amcor PLC(a)	45,500	565,565
Avery Dennison Corp.	2,400	388,488
Ball Corp.	9,700	667,069
Crown Holdings, Inc.	49,893	4,598,638
International Paper Co.	108,800	4,551,104
Packaging Corp. of America	2,700	371,250
Sealed Air Corp.	4,700	271,284
Transcontinental, Inc. (Canada) (Class A Stock)	72,363	860,688
Westrock Co.	164,300	6,545,712

		18,819,798

Distributors — 0.0%
Genuine Parts Co.	4,200	558,600
LKQ Corp.	67,100	3,293,939
Pool Corp.	1,140	400,402

		4,252,941

Diversified Consumer Services — 0.1%
Service Corp. International	91,148	6,300,150

Diversified Financial Services — 0.4%
Berkshire Hathaway, Inc. (Class B Stock)*	157,300	42,946,046
Chailease Holding Co. Ltd. (Taiwan)	134,400	941,009
Equitable Holdings, Inc.	32,100	836,847
EXOR NV (Netherlands)	8,500	530,503
Investor AB (Sweden) (Class A Stock)	40,068	720,387
Investor AB (Sweden) (Class B Stock)	72,201	1,188,788
ORIX Corp. (Japan)	94,500	1,580,225

		48,743,805

Diversified Telecommunication Services — 0.6%
AT&T, Inc.	791,312	16,585,900
Deutsche Telekom AG (Germany)	369,061	7,330,096
Hellenic Telecommunications Organization SA (Greece)	52,850	947,137
Koninklijke KPN NV (Netherlands)	2,613,154	9,307,635
Lumen Technologies, Inc.(a)	27,700	302,207
Nippon Telegraph & Telephone Corp. (Japan)	73,100	2,098,818
Telefonica Deutschland Holding AG (Germany)	612,696	1,757,573
Telefonica SA (Spain)	436,297	2,221,808
Telkom Indonesia Persero Tbk PT (Indonesia)	6,049,800	1,626,223
Verizon Communications, Inc.	527,316	26,761,287

		68,938,684

Electric Utilities — 0.9%
Alliant Energy Corp.	7,300	427,853
American Electric Power Co., Inc.(a)	78,143	7,497,039
Constellation Energy Corp.	9,766	559,201
Duke Energy Corp.	22,600	2,422,946

	Shares	Value

COMMON STOCKS (continued)
Electric Utilities (cont’d.)
Edison International	127,800	$8,082,072
Electricite de France SA (France)	52,221	426,579
Endesa SA (Spain)(a)	306,862	5,793,899
Enel SpA (Italy)	1,154,132	6,324,542
Energisa SA (Brazil), UTS	116,200	895,460
Entergy Corp.	5,900	664,576
Evergy, Inc.	64,000	4,176,000
Eversource Energy	10,200	861,594
Exelon Corp.	250,100	11,334,532
FirstEnergy Corp.	57,200	2,195,908
Fortum OYJ (Finland)	35,237	528,156
Iberdrola SA (Spain)	666,559	6,911,289
NextEra Energy, Inc.	218,784	16,947,009
NRG Energy, Inc.	83,400	3,183,378
PG&E Corp.*	241,500	2,410,170
Pinnacle West Capital Corp.(a)	3,300	241,296
Power Assets Holdings Ltd. (Hong Kong)	117,000	736,264
PPL Corp.	263,800	7,156,894
Red Electrica Corp. SA (Spain)	56,048	1,059,497
Southern Co. (The)	31,200	2,224,872
SSE PLC (United Kingdom)	309,405	6,090,265
Terna - Rete Elettrica Nazionale (Italy)	107,748	845,530
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	158,317	1,169,200
Xcel Energy, Inc.	78,620	5,563,151

		106,729,172

Electrical Equipment — 0.3%
AMETEK, Inc.	29,600	3,252,744
Eaton Corp. PLC	55,963	7,050,779
Emerson Electric Co.	133,500	10,618,590
Generac Holdings, Inc.*(a)	1,700	357,986
Hubbell, Inc.	30,300	5,410,974
Mitsubishi Electric Corp. (Japan)	378,700	4,102,291
Regal Rexnord Corp.	3,752	425,927
Rockwell Automation, Inc.	3,300	657,723
Schneider Electric SE	40,521	4,787,386

		36,664,400

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. (Class A Stock)	17,500	1,126,650
CDW Corp.	17,800	2,804,568
Corning, Inc.	379,954	11,972,351
Hamamatsu Photonics KK (Japan)	30,000	1,163,053
Hirose Electric Co. Ltd. (Japan)	16,000	2,118,743
Hon Hai Precision Industry Co. Ltd. (Taiwan)	177,000	650,283
Jabil, Inc.	93,600	4,793,256
Keyence Corp. (Japan)	6,095	2,069,270
Keysight Technologies, Inc.*	16,800	2,315,880
Littelfuse, Inc.	4,745	1,205,420
Murata Manufacturing Co. Ltd. (Japan)	147,000	8,044,678
Shimadzu Corp. (Japan)	18,600	589,585
TDK Corp. (Japan)	32,200	988,378
TE Connectivity Ltd. (Switzerland)	9,400	1,063,610
Teledyne Technologies, Inc.*	1,200	450,132
Trimble, Inc.*	7,500	436,725

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Zebra Technologies Corp. (Class A Stock)*	1,540	$452,683

		42,245,265

Energy Equipment & Services — 0.1%
Baker Hughes Co.(a)	100,478	2,900,800
Halliburton Co.	138,300	4,337,088
Schlumberger NV	229,904	8,221,367

		15,459,255

Entertainment — 0.5%
Activision Blizzard, Inc.	128,764	10,025,565
Electronic Arts, Inc.	8,400	1,021,860
GungHo Online Entertainment, Inc. (Japan)	56,700	999,847
Konami Group Corp. (Japan)	7,997	441,964
Live Nation Entertainment, Inc.*	4,200	346,836
NetEase, Inc. (China), ADR(a)	12,804	1,195,381
Netflix, Inc.*	59,180	10,348,806
Nintendo Co. Ltd. (Japan)	24,300	10,541,085
Spotify Technology SA*	37,900	3,556,157
Take-Two Interactive Software, Inc.*	4,700	575,891
Walt Disney Co. (The)*	162,200	15,311,680
Warner Bros Discovery, Inc.*	287,600	3,859,592

		58,224,664

Equity Real Estate Investment Trusts (REITs) — 1.3%
Alexandria Real Estate Equities, Inc.(a)	42,336	6,139,990
American Campus Communities, Inc.	18,920	1,219,772
American Tower Corp.	13,400	3,424,906
AvalonBay Communities, Inc.	53,180	10,330,215
Boston Properties, Inc.	10,562	939,807
Camden Property Trust	22,900	3,079,592
Cousins Properties, Inc.	24,066	703,449
Crown Castle International Corp.	34,600	5,825,948
Dexus (Australia)	971,536	5,933,079
Digital Realty Trust, Inc.(a)	8,500	1,103,555
Duke Realty Corp.	11,400	626,430
EPR Properties	73,100	3,430,583
Equinix, Inc.	13,640	8,961,753
Equity Residential	44,400	3,206,568
Essex Property Trust, Inc.	1,800	470,718
Extra Space Storage, Inc.	9,100	1,548,092
Federal Realty OP LP	2,100	201,054
First Industrial Realty Trust, Inc.(a)	44,493	2,112,528
Gaming & Leisure Properties, Inc.	26,693	1,224,141
Goodman Group (Australia)	618,515	7,592,999
Healthpeak Properties, Inc.	16,200	419,742
Highwoods Properties, Inc.	45,800	1,565,902
Host Hotels & Resorts, Inc.	314,700	4,934,496
Iron Mountain, Inc.(a)	8,600	418,734
Kimco Realty Corp.(a)	18,200	359,814
Lamar Advertising Co. (Class A Stock)	7,900	694,963
Land Securities Group PLC (United Kingdom)	54,604	442,356
Mapletree Commercial Trust (Singapore)	346,000	456,141

	Shares	Value

COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Mid-America Apartment Communities, Inc.	3,300	$576,411
National Storage Affiliates Trust	23,930	1,198,175
Nomura Real Estate Master Fund, Inc. (Japan)	399	497,570
Prologis, Inc.	186,786	21,975,373
Public Storage	7,300	2,282,491
Realty Income Corp.(a)	17,500	1,194,550
Regency Centers Corp.	4,600	272,826
SBA Communications Corp.	30,543	9,775,287
Simon Property Group, Inc.	78,800	7,479,696
Stockland (Australia)	2,398,791	5,974,548
UDR, Inc.(a)	9,300	428,172
Ventas, Inc.	25,881	1,331,060
VICI Properties, Inc.(a)	27,900	831,141
Vornado Realty Trust	29,300	837,687
Welltower, Inc.(a)	73,200	6,028,020
Weyerhaeuser Co.	261,800	8,670,816

		146,721,150

Food & Staples Retailing — 0.8%
Albertson’s Cos., Inc. (Class A Stock)	202,200	5,402,784
BIM Birlesik Magazalar A/S (Turkey)	99,951	484,929
Carrefour SA (France)	229,708	4,067,006
Coles Group Ltd. (Australia)	102,948	1,264,198
Costco Wholesale Corp.	49,840	23,887,315
Endeavour Group Ltd. (Australia)	111,895	583,533
Jeronimo Martins SGPS SA (Portugal)	23,560	512,724
Kesko OYJ (Finland) (Class B Stock)	22,815	538,037
Koninklijke Ahold Delhaize NV (Netherlands)	359,843	9,384,270
Kroger Co. (The)(a)	57,100	2,702,543
Loblaw Cos. Ltd. (Canada)	17,286	1,558,990
Sugi Holdings Co. Ltd. (Japan)	6,700	294,116
Sysco Corp.(a)	82,645	7,000,858
Tesco PLC (United Kingdom)	1,154,738	3,585,967
US Foods Holding Corp.*	73,500	2,254,980
Walgreens Boots Alliance, Inc.	106,300	4,028,770
Wal-Mart de Mexico SAB de CV (Mexico)	267,911	921,924
Walmart, Inc.	158,806	19,307,633
Woolworths Group Ltd. (Australia)	97,900	2,403,449

		90,184,026

Food Products — 0.8%
Archer-Daniels-Midland Co.	26,400	2,048,640
Bunge Ltd.	47,900	4,344,051
Campbell Soup Co.(a)	6,100	293,105
Conagra Brands, Inc.	14,400	493,056
Darling Ingredients, Inc.*	81,750	4,888,650
General Mills, Inc.	17,600	1,327,920
Gruma SAB de CV (Mexico) (Class B Stock)	42,859	473,251
Hershey Co. (The)	44,144	9,498,023
Hormel Foods Corp.	8,400	397,824
Inghams Group Ltd. (Australia)	235,104	418,898
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	61,600	358,703

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Food Products (cont’d.)
J.M. Smucker Co. (The)	3,400	$435,234
Kellogg Co.(a)	7,700	549,318
Kraft Heinz Co. (The)	178,800	6,819,432
Lamb Weston Holdings, Inc.(a)	73,247	5,234,230
McCormick & Co., Inc.	7,300	607,725
Mondelez International, Inc. (Class A Stock)	107,396	6,668,218
Nestle SA	191,155	22,306,946
Orkla ASA (Norway)	320,310	2,562,174
Pilgrim’s Pride Corp.*	181,000	5,652,630
Tyson Foods, Inc. (Class A Stock)	118,900	10,232,534
Viscofan SA (Spain)	5,225	288,021
WH Group Ltd. (Hong Kong), 144A	2,429,000	1,902,283
Wilmar International Ltd. (China)	2,501,800	7,286,058

		95,086,924

Gas Utilities — 0.1%
Atmos Energy Corp.(a)	4,200	470,820
Enagas SA (Spain)	20,596	455,429
National Fuel Gas Co.	18,900	1,248,345
Osaka Gas Co. Ltd. (Japan)	116,300	2,226,600
Snam SpA (Italy)	169,223	886,321
Tokyo Gas Co. Ltd. (Japan)	28,800	596,001
UGI Corp.	24,300	938,223

		6,821,739

Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	329,820	35,834,943
ABIOMED, Inc.*	1,300	321,763
Alcon, Inc. (Switzerland)	47,295	3,292,996
Align Technology, Inc.*	2,040	482,807
Baxter International, Inc.	77,900	5,003,517
Becton, Dickinson & Co.	14,428	3,556,935
Boston Scientific Corp.*	292,656	10,907,289
Cooper Cos., Inc. (The)	1,400	438,368
DENTSPLY SIRONA, Inc.	6,500	232,245
Dexcom, Inc.*	11,280	840,698
Edwards Lifesciences Corp.*	124,500	11,838,705
Envista Holdings Corp.*(a)	88,712	3,418,960
Hologic, Inc.*	31,500	2,182,950
IDEXX Laboratories, Inc.*	2,280	799,664
Intuitive Surgical, Inc.*	17,287	3,469,674
Medtronic PLC	196,458	17,632,106
Menicon Co. Ltd. (Japan)	64,926	1,488,437
Olympus Corp. (Japan)	16,800	336,825
ResMed, Inc.	4,200	880,446
Sonova Holding AG (Switzerland)	5,286	1,680,562
STERIS PLC	2,900	597,835
Straumann Holding AG (Switzerland)	11,584	1,390,868
Stryker Corp.	26,684	5,308,248
Teleflex, Inc.	8,500	2,089,725
Zimmer Biomet Holdings, Inc.	26,700	2,805,102

		116,831,668

Health Care Providers & Services — 1.4%
AmerisourceBergen Corp.	13,789	1,950,868
Cardinal Health, Inc.	8,100	423,387
Centene Corp.*	153,068	12,951,084

	Shares	Value

COMMON STOCKS (continued)
Health Care Providers & Services (cont’d.)
Cigna Corp.	67,225	$17,715,132
CVS Health Corp.	186,805	17,309,351
DaVita, Inc.*	2,000	159,920
Elevance Health, Inc.	28,780	13,888,652
Fresenius SE & Co. KGaA (Germany)	106,475	3,231,364
HCA Healthcare, Inc.	6,600	1,109,196
Henry Schein, Inc.*	4,100	314,634
Humana, Inc.	6,000	2,808,420
Laboratory Corp. of America Holdings	11,594	2,717,170
McKesson Corp.	22,700	7,404,967
Medipal Holdings Corp. (Japan)	215,700	3,039,938
Molina Healthcare, Inc.*	6,058	1,693,877
Quest Diagnostics, Inc.(a)	3,400	452,132
Sonic Healthcare Ltd. (Australia)	409,011	9,327,881
UnitedHealth Group, Inc.	116,357	59,764,446
Universal Health Services, Inc. (Class B Stock)	2,200	221,562

		156,483,981

Health Care Technology — 0.0%
Veeva Systems, Inc. (Class A Stock)*	5,500	1,089,220

Hotels, Restaurants & Leisure — 1.0%
Aristocrat Leisure Ltd. (Australia)	101,869	2,409,779
Booking Holdings, Inc.*	2,280	3,987,697
Caesars Entertainment, Inc.*	6,400	245,120
Carnival Corp.*(a)	24,400	211,060
Chipotle Mexican Grill, Inc.*	4,040	5,281,330
Choice Hotels International, Inc.(a)	6,000	669,780
Churchill Downs, Inc.	20,600	3,945,518
Compass Group PLC (United Kingdom)	425,829	8,706,134
Darden Restaurants, Inc.(a)	3,600	407,232
Domino’s Pizza, Inc.	1,020	397,504
Entain PLC (United Kingdom)*	48,421	732,702
Evolution AB (Sweden), 144A	24,110	2,188,013
Expedia Group, Inc.*	4,600	436,218
Greggs PLC (United Kingdom)	29,132	644,107
Hilton Worldwide Holdings, Inc.	74,400	8,291,136
InterContinental Hotels Group PLC (United Kingdom)	50,689	2,690,856
La Francaise des Jeux SAEM (France), 144A	78,630	2,726,033
Las Vegas Sands Corp.*	54,400	1,827,296
Lottery Corp. Ltd. (The) (Australia)*	264,385	823,041
Marriott International, Inc. (Class A Stock)	80,024	10,884,064
McDonald’s Corp.	131,794	32,537,303
McDonald’s Holdings Co. Japan Ltd. (Japan)	111,152	4,046,426
MGM Resorts International	37,528	1,086,436
Norwegian Cruise Line Holdings Ltd.*(a)	12,300	136,776
Penn National Gaming, Inc.*(a)	42,294	1,286,583
Royal Caribbean Cruises Ltd.*(a)	6,700	233,897
Sodexo SA (France)	7,304	514,282
Starbucks Corp.	118,064	9,018,909
Tabcorp Holdings Ltd. (Australia)	362,762	266,336
Whitbread PLC (United Kingdom)	36,045	1,087,715

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (cont’d.)
Wynn Resorts Ltd.*(a)	3,500	$199,430
Yum! Brands, Inc.	8,500	964,835

		108,883,548

Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	79,758	443,573
Berkeley Group Holdings PLC (United Kingdom)*	19,282	872,146
D.R. Horton, Inc.	9,600	635,424
Garmin Ltd.	4,500	442,125
Lennar Corp. (Class A Stock)	78,400	5,532,688
Mohawk Industries, Inc.*	1,500	186,135
Newell Brands, Inc.	11,200	213,248
NVR, Inc.*	90	360,372
Open House Group Co. Ltd. (Japan)	39,000	1,549,336
PulteGroup, Inc.	7,500	297,225
Sony Group Corp. (Japan)	19,000	1,545,624
Taylor Wimpey PLC (United Kingdom)	313,480	445,941
Toll Brothers, Inc.	111,833	4,987,752
Whirlpool Corp.	1,500	232,305

		17,743,894

Household Products — 0.5%
Church & Dwight Co., Inc.	7,100	657,886
Clorox Co. (The)	3,600	507,528
Colgate-Palmolive Co.	24,400	1,955,416
Essity AB (Sweden) (Class B Stock)	49,220	1,284,216
Henkel AG & Co. KGaA (Germany)	8,617	527,644
Kimberly-Clark Corp.	68,000	9,190,200
Procter & Gamble Co. (The)	276,170	39,710,484
Reckitt Benckiser Group PLC (United Kingdom)	47,759	3,584,666

		57,418,040

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	170,300	3,578,003
Vistra Corp.	126,700	2,895,095

		6,473,098

Industrial Conglomerates — 0.4%
3M Co.	16,800	2,174,088
CK Hutchison Holdings Ltd. (United Kingdom)	217,000	1,482,723
DCC PLC (United Kingdom)	11,694	727,518
General Electric Co.	32,300	2,056,541
Hitachi Ltd. (Japan)	28,400	1,357,908
Honeywell International, Inc.	95,400	16,581,474
Jardine Matheson Holdings Ltd. (Hong Kong)	74,000	3,886,203
Lifco AB (Sweden) (Class B Stock)	25,830	415,701
Siemens AG (Germany)	51,008	5,177,743
Smiths Group PLC (United Kingdom)	109,328	1,861,347
Toshiba Corp. (Japan)	196,000	7,962,624

		43,683,870

Insurance — 1.4%
Aegon NV (Netherlands)	147,520	639,467

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
Aflac, Inc.	18,400	$1,018,072
Ageas SA/NV (Belgium)	13,575	596,517
AIA Group Ltd. (Hong Kong)	183,600	1,993,619
Alleghany Corp.*	927	772,284
Allstate Corp. (The)	8,500	1,077,205
American Financial Group, Inc.	37,800	5,247,018
American International Group, Inc.	194,100	9,924,333
Aon PLC (Class A Stock)	14,400	3,883,392
Arch Capital Group Ltd.*	77,800	3,539,122
Arthur J. Gallagher & Co.	14,452	2,356,254
Assicurazioni Generali SpA (Italy)	89,640	1,432,029
Assurant, Inc.	1,700	293,845
AXA SA (France)	158,208	3,613,531
Axis Capital Holdings Ltd.	21,233	1,212,192
Brown & Brown, Inc.	7,700	449,218
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	670,600	1,640,702
Chubb Ltd.	122,680	24,116,434
Cincinnati Financial Corp.	4,800	571,104
Dai-ichi Life Holdings, Inc. (Japan)	435,000	7,951,800
Everest Re Group Ltd.	1,300	364,364
Fairfax Financial Holdings Ltd. (Canada)	2,570	1,361,868
Globe Life, Inc.	3,100	302,157
Hartford Financial Services Group, Inc. (The)	29,054	1,901,003
iA Financial Corp., Inc. (Canada)	10,837	538,988
Japan Post Holdings Co. Ltd. (Japan)	676,300	4,818,455
Japan Post Insurance Co. Ltd. (Japan)	36,900	588,570
Lincoln National Corp.	28,000	1,309,560
Loews Corp.	6,500	385,190
Manulife Financial Corp. (Canada)	114,487	1,985,200
Marsh & McLennan Cos., Inc.	91,830	14,256,607
Medibank Private Ltd. (Australia)	227,100	509,228
MetLife, Inc.	177,534	11,147,360
MS&AD Insurance Group Holdings, Inc. (Japan)	54,600	1,668,320
NN Group NV (Netherlands)	200,646	9,116,274
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	874,000	908,475
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	188,500	1,278,979
Poste Italiane SpA (Italy), 144A	400,294	3,746,371
Principal Financial Group, Inc.	7,800	520,962
Progressive Corp. (The)	37,889	4,405,354
Reinsurance Group of America, Inc.	16,500	1,935,285
RenaissanceRe Holdings Ltd. (Bermuda)	9,739	1,522,887
Ryan Specialty Holdings, Inc. (Class A Stock)*	10,219	400,483
Sampo OYJ (Finland) (Class A Stock)	39,750	1,730,748
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	7,893	1,225,174
Sompo Holdings, Inc. (Japan)	24,500	1,074,197
Suncorp Group Ltd. (Australia)	504,739	3,822,246
Tokio Marine Holdings, Inc. (Japan)	14,800	869,364
Travelers Cos., Inc. (The)	7,100	1,200,823
W.R. Berkley Corp.	51,600	3,522,216

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
Willis Towers Watson PLC	3,300	$651,387
Zurich Insurance Group AG (Switzerland)	23,091	10,032,089

		161,428,322

Interactive Media & Services — 1.6%
Alphabet, Inc. (Class A Stock)*	37,136	80,928,999
Alphabet, Inc. (Class C Stock)*	25,850	56,545,582
carsales.com Ltd. (Australia) (XASX)	28,192	356,491
carsales.com Ltd. (Australia) (OOTC)*	6,777	85,696
Match Group, Inc.*	8,500	592,365
Meta Platforms, Inc. (Class A Stock)*	259,646	41,867,918
Snap, Inc. (Class A Stock)*	38,069	499,846
Tencent Holdings Ltd. (China)	37,100	1,664,708
Twitter, Inc.*	22,300	833,797

		183,375,402

Internet & Direct Marketing Retail — 0.9%
Alibaba Group Holding Ltd. (China)*	25,100	357,427
Amazon.com, Inc.*	850,527	90,334,473
DoorDash, Inc. (Class A Stock)*	12,600	808,542
eBay, Inc.	189,800	7,908,966
Etsy, Inc.*(a)	3,600	263,556
JD.com, Inc. (China), ADR(a)	9,749	626,081
JD.com, Inc. (China) (Class A Stock)	11,202	358,244
MercadoLibre, Inc. (Brazil)*	4,087	2,602,888
ZOZO, Inc. (Japan)	69,500	1,248,773

		104,508,950

IT Services — 1.7%
Accenture PLC (Class A Stock)	68,075	18,901,024
Adyen NV (Netherlands), 144A*	4,870	7,086,290
Akamai Technologies, Inc.*(a)	4,700	429,251
Automatic Data Processing, Inc.	74,700	15,689,988
Broadridge Financial Solutions, Inc.	3,500	498,925
Capgemini SE (France)	51,700	8,844,660
Cognizant Technology Solutions Corp. (Class A Stock)	91,500	6,175,335
Computershare Ltd. (Australia)	119,386	2,027,013
Dlocal Ltd. (Uruguay)*(a)	48,271	1,267,114
DXC Technology Co.*	7,300	221,263
EPAM Systems, Inc.*	1,600	471,648
Fidelity National Information Services, Inc.	22,881	2,097,501
Fiserv, Inc.*	54,500	4,848,865
FleetCor Technologies, Inc.*	4,414	927,426
Fujitsu Ltd. (Japan)	79,400	9,897,844
Gartner, Inc.*	31,629	7,648,841
Global Payments, Inc.	8,200	907,248
Globant SA*	7,645	1,330,230
GMO Payment Gateway, Inc. (Japan)	5,662	398,920
GoDaddy, Inc. (Class A Stock)*	40,900	2,845,004
International Business Machines Corp.	76,134	10,749,360
Jack Henry & Associates, Inc.	8,916	1,605,058
Mastercard, Inc. (Class A Stock)	124,399	39,245,397
NTT Data Corp. (Japan)	42,300	585,280
Okta, Inc.*	6,800	614,720
Paychex, Inc.	24,800	2,823,976

	Shares	Value

COMMON STOCKS (continued)
IT Services (cont’d.)
PayPal Holdings, Inc.*	34,300	$2,395,512
SS&C Technologies Holdings, Inc.	68,600	3,983,602
Tata Consultancy Services Ltd. (India)	49,299	2,043,010
VeriSign, Inc.*	8,700	1,455,771
Visa, Inc. (Class A Stock)(a)	196,389	38,667,030

		196,683,106

Leisure Products — 0.1%
Bandai Namco Holdings, Inc. (Japan)	15,600	1,100,187
Hasbro, Inc.	3,700	302,956
Sankyo Co. Ltd. (Japan)	30,500	924,179
Sega Sammy Holdings, Inc. (Japan)	19,300	308,711
Shimano, Inc. (Japan)	28,000	4,695,527

		7,331,560

Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	9,000	1,068,930
Bio-Rad Laboratories, Inc. (Class A Stock)*	480	237,600
Bio-Techne Corp.	1,000	346,640
Charles River Laboratories International, Inc.*	1,500	320,955
Danaher Corp.	85,471	21,668,608
Eurofins Scientific SE (Luxembourg)	59,765	4,709,164
ICON PLC (Ireland)*	10,706	2,319,990
Illumina, Inc.*	4,500	829,620
IQVIA Holdings, Inc.*	50,700	11,001,393
Lonza Group AG (Switzerland)	5,956	3,172,301
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	217,900	6,190,539
Mettler-Toledo International, Inc.*	680	781,163
PerkinElmer, Inc.(a)	3,900	554,658
Sotera Health Co.*(a)	33,600	658,224
Thermo Fisher Scientific, Inc.	30,374	16,501,587
Waters Corp.*	1,600	529,568
West Pharmaceutical Services, Inc.	2,100	634,977
Wuxi Biologics Cayman, Inc. (China), 144A*	231,908	2,125,573

		73,651,490

Machinery — 0.8%
Aalberts NV (Netherlands)	21,609	843,734
Atlas Copco AB (Sweden) (Class A Stock)	207,676	1,942,391
Atlas Copco AB (Sweden) (Class B Stock)	131,076	1,098,079
Caterpillar, Inc.	57,700	10,314,452
CNH Industrial NV (United Kingdom)	399,728	4,632,612
Cummins, Inc.	4,000	774,120
Daimler Truck Holding AG (Germany)*	32,021	836,580
Deere & Co.	51,016	15,277,761
Dover Corp.	31,583	3,831,650
Epiroc AB (Sweden) (Class A Stock)	129,590	2,004,965
Epiroc AB (Sweden) (Class B Stock)	31,556	426,789
Esab Corp.(a)	35,900	1,570,625
Fortive Corp.	33,800	1,838,044
GEA Group AG (Germany)	67,611	2,336,569

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Machinery (cont’d.)
Haitian International Holdings Ltd. (China)	135,000	$345,026
IDEX Corp.	2,100	381,423
Illinois Tool Works, Inc.	8,300	1,512,675
Ingersoll Rand, Inc.	71,400	3,004,512
Komatsu Ltd. (Japan)	72,900	1,615,107
MINEBEA MITSUMI, Inc. (Japan)	28,600	486,880
MISUMI Group, Inc. (Japan)	22,500	479,140
NGK Insulators Ltd. (Japan)	227,100	3,055,355
Nordson Corp.	3,708	750,648
OSG Corp. (Japan)	24,400	282,748
Otis Worldwide Corp.	34,023	2,404,405
PACCAR, Inc.	108,900	8,966,826
Parker-Hannifin Corp.	42,696	10,505,351
Pentair PLC	4,900	224,273
SKF AB (Sweden) (Class B Stock)	30,294	446,567
Snap-on, Inc.(a)	1,400	275,842
Stanley Black & Decker, Inc.	18,000	1,887,480
Techtronic Industries Co. Ltd. (Hong Kong)	95,285	994,948
VAT Group AG (Switzerland), 144A	2,090	496,412
Volvo AB (Sweden) (Class B Stock)	27,200	422,532
Westinghouse Air Brake Technologies Corp.	15,844	1,300,475
Xylem, Inc.	5,300	414,354

		87,981,350

Marine — 0.2%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	265	613,466
AP Moller - Maersk A/S (Denmark) (Class B Stock)	3,615	8,461,050
Kuehne + Nagel International AG (Switzerland)	30,407	7,182,562
Nippon Yusen KK (Japan)	10,100	691,401
SITC International Holdings Co. Ltd. (China)	1,567,000	4,439,506
ZIM Integrated Shipping Services Ltd. (Israel)	21,600	1,020,168

		22,408,153

Media — 0.4%
Charter Communications, Inc. (Class A Stock)*	3,320	1,555,519
Comcast Corp. (Class A Stock)	602,652	23,648,064
Dentsu Group, Inc. (Japan)	73,200	2,193,916
DISH Network Corp. (Class A Stock)*	8,300	148,819
Fox Corp. (Class A Stock)	83,000	2,669,280
Fox Corp. (Class B Stock)	4,900	145,530
Interpublic Group of Cos., Inc. (The)	11,500	316,595
News Corp. (Class A Stock)	13,000	202,540
News Corp. (Class B Stock)	4,100	65,149
Omnicom Group, Inc.	6,300	400,743
Paramount Global (Class B Stock)(a)	18,200	449,176
Publicis Groupe SA (France)	156,761	7,674,058
WPP PLC (United Kingdom)	688,915	6,944,391

		46,413,780

	Shares	Value

COMMON STOCKS (continued)
Metals & Mining — 0.7%
Anglo American PLC (South Africa)	174,412	$6,238,155
ArcelorMittal SA (Luxembourg)	382,985	8,629,696
Barrick Gold Corp. (Canada)	247,341	4,375,462
BHP Group Ltd. (Australia)	412,264	11,700,560
BlueScope Steel Ltd. (Australia)	646,312	7,048,422
Boliden AB (Sweden)	21,990	698,582
Cleveland-Cliffs, Inc.*	116,100	1,784,457
Fortescue Metals Group Ltd. (Australia)	143,936	1,735,164
Freeport-McMoRan, Inc.	268,000	7,841,680
Glencore PLC (Australia)*	1,196,970	6,477,336
Mineral Resources Ltd. (Australia)	13,713	455,471
Newmont Corp.	23,200	1,384,344
Norsk Hydro ASA (Norway)	109,440	615,056
Nucor Corp.	8,000	835,280
Reliance Steel & Aluminum Co.	12,600	2,140,236
Rio Tinto Ltd. (Australia)	30,814	2,186,606
Rio Tinto PLC (Australia)	234,281	14,028,748
South32 Ltd. (Australia)	365,961	993,541
Steel Dynamics, Inc.	43,000	2,844,450
United States Steel Corp.(a)	66,800	1,196,388
Vale SA (Brazil)	61,900	906,243

		84,115,877

Multiline Retail — 0.2%
B&M European Value Retail SA (United Kingdom)	142,926	637,645
Dollar General Corp.	62,964	15,453,884
Dollar Tree, Inc.*	6,600	1,028,610
Next PLC (United Kingdom)	25,706	1,834,724
Target Corp.	30,800	4,349,884

		23,304,747

Multi-Utilities — 0.6%
Ameren Corp.	26,191	2,366,619
CenterPoint Energy, Inc.	363,267	10,745,438
CMS Energy Corp.	150,169	10,136,407
Consolidated Edison, Inc.	10,500	998,550
Dominion Energy, Inc.	67,412	5,380,152
DTE Energy Co.	103,985	13,180,099
E.ON SE (Germany)	1,004,858	8,447,291
Engie SA (France)	386,977	4,457,462
NiSource, Inc.	12,400	365,676
Public Service Enterprise Group, Inc.	106,269	6,724,702
Sempra Energy	46,900	7,047,663
WEC Energy Group, Inc.	9,100	915,824

		70,765,883

Oil, Gas & Consumable Fuels — 2.3%
Aker BP ASA (Norway)	9,535	329,123
APA Corp.	10,800	376,920
BP PLC (United Kingdom)	1,509,572	7,115,814
Canadian Natural Resources Ltd. (Canada)	5,522	296,735
Cenovus Energy, Inc. (Canada)	35,185	669,423
Cheniere Energy, Inc.	77,842	10,355,321
Chevron Corp.	283,009	40,974,043
China Petroleum & Chemical Corp. (China) (Class H Stock)	2,600,000	1,167,383

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	295,000	$848,367
ConocoPhillips	267,586	24,031,899
Coterra Energy, Inc.(a)	24,500	631,855
Devon Energy Corp.	43,600	2,402,796
Diamondback Energy, Inc.	68,231	8,266,186
Enbridge, Inc. (Canada)(a)	191,108	8,076,224
Eni SpA (Italy)	903,244	10,746,075
EOG Resources, Inc.	84,427	9,324,118
Equinor ASA (Norway)	322,286	11,246,650
Exxon Mobil Corp.	479,727	41,083,820
Hess Corp.	28,097	2,976,596
Inpex Corp. (Japan)	796,400	8,593,535
Kinder Morgan, Inc.	58,600	982,136
LUKOIL PJSC (Russia), ADR^(a)	15,069	2
Marathon Oil Corp.	53,700	1,207,176
Marathon Petroleum Corp.	135,400	11,131,234
New Fortress Energy, Inc.(a)	47,000	1,859,790
Occidental Petroleum Corp.(a)	26,100	1,536,768
OMV AG (Austria)	37,014	1,740,349
ONEOK, Inc.	13,400	743,700
Pembina Pipeline Corp. (Canada)	19,831	700,987
PetroChina Co. Ltd. (China) (Class H Stock)	988,000	468,744
Phillips 66	22,200	1,820,178
Pioneer Natural Resources Co.	31,370	6,998,020
Repsol SA (Spain)(a)	117,732	1,729,251
Shell PLC (Netherlands)	619,142	15,984,043
Suncor Energy, Inc. (Canada)	43,182	1,514,993
Targa Resources Corp.	72,600	4,332,042
TotalEnergies SE (France)	51,894	2,732,067
Valero Energy Corp.	100,088	10,637,353
Williams Cos., Inc. (The)	288,383	9,000,433
Woodside Energy Group Ltd. (Australia)	74,496	1,635,243

		266,267,392

Paper & Forest Products — 0.0%
Stora Enso OYJ (Finland) (Class R Stock)	217,154	3,397,570

Personal Products — 0.3%
Amorepacific Corp. (South Korea)	4,915	495,447
Coty, Inc. (Class A Stock)*	522,100	4,182,021
Estee Lauder Cos., Inc. (The) (Class A Stock)	6,700	1,706,289
Kao Corp. (Japan)	8,300	334,495
L’Oreal SA (France)	36,805	12,720,379
Unilever PLC (United Kingdom)	381,148	17,337,726

		36,776,357

Pharmaceuticals — 3.1%
Astellas Pharma, Inc. (Japan)	51,700	805,138
AstraZeneca PLC (United Kingdom)	57,685	7,588,567
AstraZeneca PLC (United Kingdom), ADR	146,106	9,653,223
Bayer AG (Germany)	113,209	6,731,419
Bristol-Myers Squibb Co.	465,612	35,852,124
Catalent, Inc.*	5,400	579,366

	Shares	Value

COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
Chugai Pharmaceutical Co. Ltd. (Japan)	122,500	$3,130,633
Eli Lilly & Co.	139,230	45,142,543
GSK PLC	800,552	17,244,036
Ipsen SA (France)	34,022	3,203,424
Johnson & Johnson	231,629	41,116,464
Merck & Co., Inc.	347,828	31,711,479
Merck KGaA (Germany)	51,570	8,717,195
Novartis AG (Switzerland)	226,797	19,167,333
Novo Nordisk A/S (Denmark), ADR	28,657	3,193,250
Novo Nordisk A/S (Denmark) (Class B Stock)	215,666	23,993,045
Ono Pharmaceutical Co. Ltd. (Japan)	29,200	747,597
Organon & Co.	7,500	253,125
Pfizer, Inc.	702,843	36,850,058
Roche Holding AG	90,707	30,270,645
Sanofi (France)	170,996	17,186,897
Santen Pharmaceutical Co. Ltd. (Japan)	166,400	1,302,691
Takeda Pharmaceutical Co. Ltd. (Japan)	115,400	3,246,279
Viatris, Inc.	38,300	401,001
Zoetis, Inc.	13,600	2,337,704

		350,425,236

Professional Services — 0.3%
CoStar Group, Inc.*	125,000	7,551,250
Equifax, Inc.	3,500	639,730
Experian PLC (United Kingdom)	20,714	605,901
Jacobs Engineering Group, Inc.	3,800	483,094
Leidos Holdings, Inc.	33,156	3,339,141
Nielsen Holdings PLC	10,800	250,776
Persol Holdings Co. Ltd. (Japan)	49,000	888,090
Randstad NV (Netherlands)	151,923	7,373,435
Recruit Holdings Co. Ltd. (Japan)	112,600	3,303,500
Robert Half International, Inc.	17,300	1,295,597
Verisk Analytics, Inc.	4,600	796,214
Wolters Kluwer NV (Netherlands)	30,395	2,949,305

		29,476,033

Real Estate Management & Development — 0.1%
Ascendas India Trust (Singapore), UTS	450,000	379,012
Capitaland Investment Ltd. (Singapore)	218,400	601,134
CBRE Group, Inc. (Class A Stock)*	56,100	4,129,521
City Developments Ltd. (Singapore)	78,000	458,322
CK Asset Holdings Ltd. (Hong Kong)	767,500	5,430,885
Daito Trust Construction Co. Ltd. (Japan)	14,200	1,224,710
Jones Lang LaSalle, Inc.*	7,400	1,293,964
LEG Immobilien SE (Germany)	10,803	896,541
New World Development Co. Ltd. (Hong Kong)	120,000	430,776

		14,844,865

Road & Rail — 0.4%
CSX Corp.	220,700	6,413,542
J.B. Hunt Transport Services, Inc.	5,054	795,853
Norfolk Southern Corp.	30,887	7,020,306

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Road & Rail (cont’d.)
Old Dominion Freight Line, Inc.	2,700	$691,956
Sankyu, Inc. (Japan)	24,100	692,503
Schneider National, Inc. (Class B Stock)	239,200	5,353,296
TFI International, Inc. (Canada)(a)	20,534	1,648,470
Uber Technologies, Inc.*	55,778	1,141,218
Union Pacific Corp.	90,266	19,251,932
XPO Logistics, Inc.*	82,500	3,973,200

		46,982,276

Semiconductors & Semiconductor Equipment — 2.0%
Advanced Micro Devices, Inc.*	113,215	8,657,551
Analog Devices, Inc.	47,112	6,882,592
Applied Materials, Inc.	78,600	7,151,028
ASML Holding NV (Netherlands)	31,359	14,925,179
Broadcom, Inc.	52,835	25,667,771
Enphase Energy, Inc.*	40,700	7,946,268
Intel Corp.	511,300	19,127,733
KLA Corp.(a)	4,300	1,372,044
Lam Research Corp.	5,868	2,500,648
Microchip Technology, Inc.	84,800	4,925,184
Micron Technology, Inc.	206,300	11,404,264
Monolithic Power Systems, Inc.	1,240	476,210
Novatek Microelectronics Corp. (Taiwan)	44,000	446,250
NVIDIA Corp.	196,573	29,798,501
NXP Semiconductors NV (China)	110,087	16,296,179
ON Semiconductor Corp.*	150,900	7,591,779
Qorvo, Inc.*	3,300	311,256
QUALCOMM, Inc.	221,986	28,356,492
Renesas Electronics Corp. (Japan)*	333,300	3,016,531
Skyworks Solutions, Inc.	4,800	444,672
SolarEdge Technologies, Inc.*	1,500	410,520
STMicroelectronics NV (Singapore)	187,112	5,888,364
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	81,850	6,691,237
Teradyne, Inc.	13,325	1,193,254
Texas Instruments, Inc.	72,132	11,083,082

		222,564,589

Software — 3.1%
Adobe, Inc.*	53,500	19,584,210
ANSYS, Inc.*	2,500	598,225
Autodesk, Inc.*	41,500	7,136,340
Cadence Design Systems, Inc.*	49,400	7,411,482
Ceridian HCM Holding, Inc.*	3,900	183,612
Citrix Systems, Inc.	3,500	340,095
Constellation Software, Inc. (Canada)	1,167	1,732,431
Crowdstrike Holdings, Inc. (Class A Stock)*	14,500	2,444,120
Dassault Systemes SE (France)	381,947	14,057,451
Fortinet, Inc.*	178,500	10,099,530
Intuit, Inc.	12,079	4,655,730
Manhattan Associates, Inc.*	9,600	1,100,160
Microsoft Corp.	817,169	209,873,514
Nemetschek SE (Germany)	13,145	793,088
NortonLifeLock, Inc.	17,200	377,712
Oracle Corp.	171,800	12,003,666

	Shares	Value

COMMON STOCKS (continued)
Software (cont’d.)
Palo Alto Networks, Inc.*	3,635	$1,795,472
Paycom Software, Inc.*	28,000	7,843,360
Paycor HCM, Inc.*	14,725	382,850
PTC, Inc.*	3,300	350,922
Roper Technologies, Inc.	26,500	10,458,225
Salesforce, Inc.*	58,506	9,655,830
SAP SE (Germany)	12,235	1,111,212
ServiceNow, Inc.*	17,900	8,511,808
Synopsys, Inc.*	39,000	11,844,300
Tyler Technologies, Inc.*	1,160	385,677
Zoom Video Communications, Inc. (Class A Stock)*	47,800	5,160,966

		349,891,988

Specialty Retail — 0.8%
Advance Auto Parts, Inc.(a)	8,305	1,437,512
AutoNation, Inc.*(a)	37,900	4,235,704
AutoZone, Inc.*	3,770	8,102,182
Bath & Body Works, Inc.(a)	7,400	199,208
Best Buy Co., Inc.(a)	18,505	1,206,341
CarMax, Inc.*(a)	4,700	425,256
Chow Tai Fook Jewellery Group Ltd. (China)	2,061,000	3,862,354
Fast Retailing Co. Ltd. (Japan)	1,000	523,241
Foot Locker, Inc.(a)	45,000	1,136,250
Home Depot, Inc. (The)	104,806	28,745,142
Industria de Diseno Textil SA (Spain)	86,400	1,957,417
JD Sports Fashion PLC (United Kingdom)	3,190,487	4,492,993
Lowe’s Cos., Inc.	57,948	10,121,777
O’Reilly Automotive, Inc.*	6,202	3,918,176
Penske Automotive Group, Inc.	17,100	1,790,199
Ross Stores, Inc.	10,600	744,438
TJX Cos., Inc. (The)	92,537	5,168,192
Tractor Supply Co.	3,200	620,320
Ulta Beauty, Inc.*	20,734	7,992,542
USS Co. Ltd. (Japan)	155,600	2,691,130

		89,370,374

Technology Hardware, Storage & Peripherals — 2.1%
Apple, Inc.	1,601,382	218,940,949
Canon, Inc. (Japan)	80,300	1,820,689
Dell Technologies, Inc. (Class C Stock)	20,200	933,442
Hewlett Packard Enterprise Co.	87,100	1,154,946
HP, Inc.	31,600	1,035,848
Lenovo Group Ltd. (China)	644,000	600,440
NetApp, Inc.	6,900	450,156
Pure Storage, Inc. (Class A Stock)*	106,100	2,727,831
Samsung Electronics Co. Ltd. (South Korea)	56,255	2,472,589
Seagate Technology Holdings PLC(a)	19,824	1,416,227
Western Digital Corp.*	39,300	1,761,819

		233,314,936

Textiles, Apparel & Luxury Goods — 0.6%
Brunello Cucinelli SpA (Italy)	21,350	965,500
Burberry Group PLC (United Kingdom)	90,281	1,804,827

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	115,220	$12,292,936
Gildan Activewear, Inc. (Canada)	20,591	592,679
Hermes International (France)	6,089	6,840,220
Lululemon Athletica, Inc.*	6,421	1,750,429
LVMH Moet Hennessy Louis Vuitton SE (France)	38,024	23,185,235
NIKE, Inc. (Class B Stock)	98,290	10,045,238
Pandora A/S (Denmark)	7,637	484,953
PVH Corp.	62,500	3,556,250
Ralph Lauren Corp.(a)	47,270	4,237,755
Tapestry, Inc.	8,000	244,160
VF Corp.(a)	9,900	437,283

		66,437,465

Tobacco — 0.5%
Altria Group, Inc.	231,700	9,678,109
British American Tobacco PLC (United Kingdom)	421,290	18,030,089
Imperial Brands PLC (United Kingdom)	211,124	4,721,829
Japan Tobacco, Inc. (Japan)	367,000	6,341,572
Philip Morris International, Inc.	107,931	10,657,107
Swedish Match AB (Sweden)	863,391	8,792,869

		58,221,575

Trading Companies & Distributors — 0.4%
Ashtead Group PLC (United Kingdom)	49,630	2,074,182
Brenntag SE (Germany)	19,082	1,244,665
Bunzl PLC (United Kingdom)	52,200	1,725,305
Core & Main, Inc. (Class A Stock)*	17,965	400,620
Fastenal Co.(a)	17,200	858,624
Ferguson PLC	17,526	1,942,311
Howden Joinery Group PLC (United Kingdom)	127,470	934,763
IMCD NV (Netherlands)	4,644	638,114
ITOCHU Corp. (Japan)	94,400	2,557,052
Marubeni Corp. (Japan)	860,100	7,743,755
Mitsui & Co. Ltd. (Japan)	472,200	10,411,337
Sumitomo Corp. (Japan)	610,200	8,360,491
Toromont Industries Ltd. (Canada)	14,970	1,210,439
United Rentals, Inc.*	2,000	485,820
Univar Solutions, Inc.*	135,600	3,372,372
W.W. Grainger, Inc.	5,560	2,526,631

		46,486,481

Water Utilities — 0.1%
American Water Works Co., Inc.	32,600	4,849,902
Essential Utilities, Inc.	64,000	2,934,400

		7,784,302

Wireless Telecommunication Services — 0.3%
KDDI Corp. (Japan)	35,200	1,111,483
Rogers Communications, Inc. (Canada) (Class B Stock)(a)	151,331	7,248,755
SoftBank Corp. (Japan)	226,600	2,515,630
SoftBank Group Corp. (Japan)	298,800	11,546,175
T-Mobile US, Inc.*	63,500	8,543,290

	Shares	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services (cont’d.)
Vodafone Group PLC (United Kingdom)	757,627	$1,172,160

		32,137,493

TOTAL COMMON STOCKS (cost $6,032,906,749)		5,287,246,265

EXCHANGE-TRADED FUNDS — 4.7%
iShares Core S&P 500 ETF	203,850	77,289,728
iShares Core U.S. Aggregate Bond ETF	557,385	56,674,907
iShares iBoxx $ Investment Grade Corporate Bond ETF	438,507	48,248,925
iShares MSCI EAFE ETF(a)	505,300	31,576,197
iShares Russell 1000 Growth ETF	447,850	97,944,795
iShares Russell 1000 Value ETF	191,500	27,761,755
SPDR S&P 500 ETF Trust	458,150	172,837,087
Vanguard Total Bond Market ETF	322,691	24,285,725

TOTAL EXCHANGE-TRADED FUNDS (cost $633,126,520)		536,619,119

PREFERRED STOCKS — 0.1%
Automobiles — 0.0%
Porsche Automobil Holding SE (Germany) (PRFC)	12,414	819,006
Volkswagen AG (Germany) (PRFC)	14,841	1,986,530

		2,805,536

Health Care Equipment & Supplies — 0.1%
Sartorius AG (Germany) (PRFC)	11,134	3,898,942

Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)	66,700	285,359

TOTAL PREFERRED STOCKS (cost $9,020,309)		6,989,837

	Units

RIGHTS* — 0.0%
Interactive Media & Services
carsales.com Ltd. (Australia), expiring 07/15/22	6,777	2,665

(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 2.9%
Automobiles — 0.1%
AmeriCredit Automobile Receivables Trust,
Series 2018-01, Class C
3.500%	01/18/24	65	64,699
Series 2019-02, Class C
2.740%	04/18/25	120	119,233
Series 2021-01, Class A2
0.280%	06/18/24	29	28,883
Chesapeake Funding II LLC (Canada),
Series 2021-01A, Class A1, 144A
0.470%	04/15/33	439	429,163

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Credit Acceptance Auto Loan Trust,
Series 2021-02A, Class A, 144A
0.960%	02/15/30		629	$602,173
Exeter Automobile Receivables Trust,
Series 2018-03A, Class D, 144A
4.350%	06/17/24		159	159,580
Series 2020-01A, Class D, 144A
2.730%	12/15/25		725	715,158
Series 2021-01A, Class B
0.500%	02/18/25		375	373,567
Series 2021-03A, Class D
1.550%	06/15/27		700	655,282
Flagship Credit Auto Trust,
Series 2020-04, Class A, 144A
0.530%	04/15/25		252	250,808
Series 2021-01, Class A, 144A
0.310%	06/16/25		438	432,926
Ford Auto Securitization Trust,
Series 2021-AA, Class C, 144A
2.700%	04/15/29	CAD	400	287,815
Ford Credit Auto Owner Trust,
Series 2020-02, Class B, 144A
1.490%	04/15/33		125	111,823
Ford Credit Floorplan Master Owner Trust A,
Series 2020-01, Class D
2.120%	09/15/25		329	317,567
GLS Auto Receivables Trust,
Series 2021-02A, Class A, 144A
0.310%	11/15/24		176	175,030
JPMorgan Chase Bank, NA,
Series 2021-01, Class D, 144A
1.174%	09/25/28		158	152,627
Series 2021-03, Class D, 144A
1.009%	02/26/29		198	189,361
Nissan Auto Lease Trust,
Series 2020-A, Class A4
1.880%	04/15/25		278	278,190
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27		315	307,530
Santander Drive Auto Receivables Trust,
Series 2021-01, Class D
1.130%	11/16/26		255	244,315
Series 2021-02, Class D
1.350%	07/15/27		215	201,665
Westlake Automobile Receivables Trust,
Series 2019-02A, Class E, 144A
4.020%	04/15/25		590	588,175
Series 2020-03A, Class A2, 144A
0.560%	05/15/24		96	96,019
Series 2021-02A, Class A2A, 144A
0.320%	04/15/25		263	259,429
Series 2021-02A, Class B, 144A
0.620%	07/15/26		245	236,110
Wheels SPV 2 LLC,
Series 2021-01A, Class A, 144A, 1 Month LIBOR + 0.280% (Cap N/A, Floor 0.000%)
1.892%(c)	08/20/29		1,139	1,129,706

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27		200	$183,930

				8,590,764

Collateralized Debt Obligation — 0.0%
Arbor Realty Commercial Real Estate Notes Ltd. (Cayman Islands),
Series 2022-FL01, Class A, 144A, 30 Day Average SOFR + 1.450% (Cap N/A, Floor 1.450%)
2.229%(c)	01/15/37		800	775,949

Collateralized Loan Obligations — 2.8%
AGL Core CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
2.453%(c)	04/20/32		3,441	3,381,247
AIG CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
2.284%(c)	10/25/33		1,480	1,436,994
Allegro CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
2.144%(c)	07/15/31		1,064	1,040,852
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2021-21A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
2.273%(c)	10/20/34		5,000	4,806,803
Anchorage Capital Europe CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)
0.870%(c)	04/25/34	EUR	1,753	1,770,968
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
0.770%(c)	04/15/32	EUR	5,851	5,912,230
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2017-02A, Class BR2, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
2.784%(c)	07/25/34		1,082	1,021,420
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
2.144%(c)	10/17/32		6,355	6,187,869
Barings CLO Ltd. (Cayman Islands),
Series 2020-02A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
2.054%(c)	10/15/33		575	562,025
Battalion CLO Ltd.,
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
2.514%(c)	05/17/31		1,064	1,040,024
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
2.214%(c)	10/15/34		16,000	15,440,266

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
BlueMountain CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R2, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
2.598%(c)	08/20/32		15,500	$15,100,965
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
0.600%(c)	04/15/31	EUR	2,128	2,183,100
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
0.990%(c)	10/15/35	EUR	9,145	9,157,576
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
2.243%(c)	01/20/35		4,815	4,621,458
Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
2.243%(c)	07/20/34		2,553	2,457,426
CIFC Funding Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
2.044%(c)	04/18/31		706	690,080
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
2.103%(c)	04/20/31		1,489	1,456,577
Series 2021-05A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
2.184%(c)	07/15/34		2,766	2,664,892
Crown Point CLO Ltd. (Cayman Islands),
Series 2021-11A, Class A, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.366%(c)	01/17/34		6,000	5,826,410
CVC Cordatus Loan Fund DAC (Ireland),
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
0.890%(c)	08/26/32	EUR	7,500	7,619,102
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
2.324%(c)	07/15/29		294	291,519
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
2.164%(c)	07/15/31		2,128	2,086,498
Series 2021-14A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
2.263%(c)	10/20/34		10,000	9,617,883
Elmwood CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
2.284%(c)	04/15/33		941	918,208
Fidelity Grand Harbour CLO DAC (Ireland),
Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.000%(c)	10/15/34	EUR	4,250	4,190,364

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Greenwood Park CLO Ltd.,
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
2.054%(c)	04/15/31		3,191	$3,120,879
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
2.184%(c)	04/15/34		2,128	2,052,210
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
2.243%(c)	10/20/31		1,702	1,668,192
Series 2020-03RA, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.290%)
2.455%(c)	04/15/33		2,128	2,080,641
Henley CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)
0.900%(c)	04/25/34	EUR	1,064	1,067,385
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
2.363%(c)	02/05/31		276	270,736
ICG US CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
2.184%(c)	10/19/28		881	871,664
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 0.000%)
2.158%(c)	04/21/31		1,176	1,152,204
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
0.650%(c)	07/15/31	EUR	2,553	2,603,150
Jamestown CLO Ltd. (Cayman Islands),
Series 2018-06RA, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.334%(c)	04/25/30		506	499,143
Series 2019-14A, Class A1AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
2.263%(c)	10/20/34		9,000	8,654,100
KKR CLO Ltd. (Cayman Islands),
Series 30A, Class A1R, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
2.064%(c)	10/17/31		1,895	1,852,107
LCM Ltd. (Cayman Islands),
Series 34A, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
2.233%(c)	10/20/34		16,250	15,611,562
Madison Park Euro Funding DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.800%(c)	07/15/32	EUR	4,750	4,823,932
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class AARR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
2.124%(c)	10/15/32		1,975	1,915,538

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Series 2018-30A, Class A, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
1.794%(c)	04/15/29	1,268	$1,246,664
Series 2019-34A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
2.304%(c)	04/25/32	1,489	1,455,306
Series 2021-59A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.385%(c)	01/18/34	8,500	8,273,712
Magnetite Ltd. (Cayman Islands),
Series 2015-16A, Class AR, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
1.844%(c)	01/18/28	741	732,511
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
2.254%(c)	10/15/34	15,750	15,160,678
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
2.011%(c)	10/12/30	1,702	1,673,882
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
2.164%(c)	07/15/31	2,128	2,087,220
Series 2015-10A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
2.371%(c)	10/13/27	230	227,991
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
2.294%(c)	10/15/34	1,500	1,440,359
Oaktree CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
2.246%(c)	04/22/30	15,500	15,140,157
Ocean Trails CLO (Cayman Islands),
Series 2020-09A, Class A1R, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 1.220%)
2.264%(c)	10/15/34	4,000	3,852,209
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
2.294%(c)	04/26/31	3,214	3,149,796
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
2.124%(c)	04/17/31	5,240	5,124,804
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
2.054%(c)	07/17/29	1,762	1,739,830
Series 2014-09A, Class A1A3, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
2.163%(c)	10/20/31	7,500	7,341,079
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
2.536%(c)	10/30/30	2,409	2,409,483
Series 2018-18A, Class A, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
2.064%(c)	04/15/31	990	969,796

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
2.174%(c)	01/17/31		851	$837,169
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
2.144%(c)	07/16/31		1,277	1,247,928
Parallel Ltd. (Cayman Islands),
Series 2020-01A, Class A2R, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
2.913%(c)	07/20/34		588	565,561
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
2.224%(c)	10/15/34		6,000	5,763,613
PPM CLO Ltd. (United Kingdom),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
2.194%(c)	07/15/31		2,128	2,086,006
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
2.223%(c)	10/20/31		3,191	3,127,659
Series 2021-03A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
2.243%(c)	10/20/34		6,000	5,769,494
Signal Peak CLO Ltd. (Cayman Islands),
Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
2.294%(c)	04/25/31		3,191	3,130,079
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
2.284%(c)	01/26/31		851	836,575
Series 2013-02RA, Class A1, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.994%(c)	04/15/29		694	685,127
St. Pauls CLO (Netherlands),
Series 11A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
0.850%(c)	01/17/32	EUR	7,500	7,618,301
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
0.830%(c)	04/25/30	EUR	739	757,695
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
0.710%(c)	02/20/30	EUR	4,245	4,379,928
Symphony CLO Ltd. (Cayman Islands),
Series 2018-19A, Class A, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.960%)
2.004%(c)	04/16/31		288	281,528
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
2.419%(c)	10/29/34		4,530	4,357,938

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Series 2021-02A, Class AS, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
2.364%(c)	07/25/34	2,128	$2,049,750
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
2.284%(c)	01/17/30	1,405	1,391,591
Trimaran Cavu Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
2.394%(c)	04/23/32	2,547	2,489,809
Venture CLO Ltd. (Cayman Islands),
Series 2020-39A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
2.324%(c)	04/15/33	629	608,913
Voya CLO Ltd. (Cayman Islands),
Series 2019-03A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
2.124%(c)	10/17/32	7,000	6,800,646
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.194%(c)	01/17/31	1,181	1,160,469
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
2.144%(c)	07/17/31	1,859	1,819,662
Series 2019-XA, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 0.000%)
2.233%(c)	07/20/32	2,705	2,627,963
Whitebox CLO Ltd. (Cayman Islands),
Series 2019-01A, Class ANAR, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
2.314%(c)	07/24/32	16,790	16,296,199
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
2.254%(c)	10/15/34	2,995	2,882,794
Zais CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.994%(c)	04/15/29	1,840	1,817,152

			313,141,225

Consumer Loans — 0.0%
Affirm Asset Securitization Trust,
Series 2021-Z01, Class A, 144A
1.070%	08/15/25	457	446,134
Series 2021-Z02, Class A, 144A
1.170%	11/16/26	701	682,360
Series 2022-X01, Class A, 144A
1.750%	02/15/27	303	297,257
BHG Securitization Trust,
Series 2021-B, Class A, 144A
0.900%	10/17/34	136	128,753
Series 2022-A, Class A, 144A
1.710%	02/20/35	1,122	1,073,859

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Consumer Loans (cont’d.)
Lendmark Funding Trust,
Series 2019-02A, Class A, 144A
2.780%	04/20/28	300	$293,728
Series 2021-01A, Class A, 144A
1.900%	11/20/31	185	160,421
Series 2021-02A, Class C, 144A
3.090%	04/20/32	200	161,918
Marlette Funding Trust,
Series 2021-01A, Class A, 144A
0.600%	06/16/31	21	20,670
Series 2021-03A, Class A, 144A
0.650%	12/15/31	299	293,459
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35	300	267,145
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A
3.080%	08/08/25	110	109,466
SoFi Consumer Loan Program Trust,
Series 2021-01, Class B, 144A
1.300%	09/25/30	100	93,655
Series 2021-01, Class C, 144A
1.610%	09/25/30	200	184,683
Series 2021-01, Class D, 144A
2.040%	09/25/30	200	184,348
Upstart Securitization Trust,
Series 2021-04, Class A, 144A
0.840%	09/20/31	701	674,566

			5,072,422

Equipment — 0.0%
MMAF Equipment Finance LLC,
Series 2019-B, Class A5, 144A
2.290%	11/12/41	195	183,833

Home Equity Loans — 0.0%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
2.264%(c)	05/25/34	18	17,131
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)
3.124%(c)	03/25/43	10	9,315
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
2.324%(c)	09/25/34	16	14,486
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
2.264%(c)	08/25/33	17	16,672

			57,604

Manufactured Housing — 0.0%
Towd Point Mortgage Trust,
Series 2019-MH01, Class A1, 144A
3.000%(cc)	11/25/58	71	70,122

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Other — 0.0%
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
4.424%(c)	06/25/24		435	$423,700

Residential Mortgage-Backed Securities — 0.0%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
2.224%(c)	02/25/34		5	4,528
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W010, Class A2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
2.404%(c)	10/25/34		12	12,092
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
2.674%(c)	11/25/34		8	8,426
LSF11 Boson Investments Sarl Compartment 2 (Luxembourg),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)
1.637%(c)	11/25/60	EUR	275	281,268
Merrill Lynch Mortgage Investors Trust,
Series 2004-WMC03, Class M2, 1 Month LIBOR + 1.845% (Cap N/A, Floor 1.845%)
3.469%(c)	01/25/35		13	12,781
Rathlin Residential DAC (Ireland),
Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)
1.500%(c)	09/27/75	EUR	411	413,641
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)
2.564%(c)	09/25/34		39	37,343

				770,079

Student Loans — 0.0%
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A
0.000%(cc)	12/15/45		123	120,335
Series 2019-D, Class 1PT, 144A
3.018%(cc)	01/16/46		194	188,532
Series 2019-F, Class PT1, 144A
3.932%(cc)	02/15/45		175	168,948
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48		92	88,691
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46		160	153,673

				720,179

TOTAL ASSET-BACKED SECURITIES (cost $346,229,336)				329,805,877

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS — 0.1%
Airlines — 0.0%
United Airlines, Inc.,
Class B Term Loan, 1 Month LIBOR + 3.750%
5.392%(c)	04/21/28	1,004	$926,853

Chemicals — 0.0%
Alpha BV (United Kingdom),
Initial Dollar Term Loan, 1 Month LIBOR + 2.500%
4.166%(c)	03/18/28	391	372,307

Commercial Services — 0.0%
Adtalem Global Education, Inc.,
Term B Loan, 1 Month LIBOR + 4.000%
5.595%(c)	08/12/28	284	270,302

Computers — 0.0%
McAfee Corp.,
Tranche B-1 Term Loan, Term SOFR + 4.000%
5.145%(c)	03/01/29	1,725	1,561,125

Pharmaceuticals — 0.1%
Change Healthcare Holdings LLC,
Closing Date Term Loan, 1 Month LIBOR + 2.500%
4.166%(c)	03/01/24	2,667	2,588,577

Telecommunications — 0.0%
Digicel International Finance Ltd. (Saint Lucia),
First Lien Initial Term B Loan, 3 Month LIBOR + 3.250%
4.916%(c)	05/27/24	945	827,501

TOTAL BANK LOANS (cost $6,982,214)			6,546,665

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%
20 Times Square Trust,
Series 2018-20TS, Class D, 144A
3.203%(cc)	05/15/35	200	189,585
Series 2018-20TS, Class E, 144A
3.203%(cc)	05/15/35	300	282,043
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60	85	82,055
Series 2018-BN13, Class A4
3.953%	08/15/61	320	314,637
Series 2019-BN20, Class A2
2.758%	09/15/62	406	369,859
Series 2019-BN24, Class A3
2.960%	11/15/62	135	123,416
Series 2021-BN34, Class A5
2.438%	06/15/63	165	142,158
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	285	257,740
BPR Trust,
Series 2021-TY, Class B, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.474%(c)	09/15/38	850	809,124
Series 2021-TY, Class C, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
3.024%(c)	09/15/38	200	189,836
Series 2021-TY, Class D, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 2.350%)
3.674%(c)	09/15/38	450	423,154

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4
2.624%	11/15/52		790	$704,414
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50		255	241,134
Series 2019-CD08, Class A3
2.657%	08/15/57		705	625,147
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49		291	275,061
Series 2016-C07, Class A2
3.585%	12/10/54		260	251,768
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class A4
4.131%	11/10/46		190	189,843
Series 2015-GC31, Class A3
3.497%	06/10/48		575	559,312
Series 2017-C04, Class A3
3.209%	10/12/50		275	261,288
Series 2019-GC41, Class A4
2.620%	08/10/56		280	250,941
Commercial Mortgage Trust,
Series 2013-CR12, Class A4
4.046%	10/10/46		185	183,985
Series 2014-CR20, Class A3
3.326%	11/10/47		1,326	1,300,083
Series 2014-UBS04, Class A3
3.430%	08/10/47		64	63,857
Series 2014-UBS06, Class A4
3.378%	12/10/47		212	206,993
Series 2015-DC01, Class A4
3.078%	02/10/48		1,310	1,276,318
Series 2015-LC21, Class A3
3.445%	07/10/48		494	479,550
Series 2015-LC23, Class A3
3.521%	10/10/48		380	370,836
Series 2016-COR01, Class A3
2.826%	10/10/49		336	316,532
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3
3.231%	06/15/57		1,088	1,056,371
Series 2017-CX10, Class A4
3.191%	11/15/50		215	204,362
Series 2018-CX12, Class A3
3.959%	08/15/51		195	190,237
Series 2019-C17, Class A4
2.763%	09/15/52		105	93,930
Deco DAC (Ireland),
Series 2019-RAM, Class A, SONIA + 2.007% (Cap N/A, Floor 2.007%)
2.570%(c)	08/07/30	GBP	1,070	1,255,265
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49		320	303,239
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41		140	122,495

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates,
Series K024, Class X1, IO
0.878%(cc)	09/25/22	784	$424
Series K025, Class X1, IO
0.877%(cc)	10/25/22	1,581	2,001
Series K040, Class X1, IO
0.837%(cc)	09/25/24	117	1,437
Series K052, Class X1, IO
0.775%(cc)	11/25/25	9,551	173,311
Series K055, Class X1, IO
1.484%(cc)	03/25/26	2,263	93,965
Series K097, Class X1, IO
1.218%(cc)	07/25/29	1,177	75,381
Series K131, Class X1, IO
0.831%(cc)	07/25/31	11,392	603,593
Series K736, Class X1, IO
1.432%(cc)	07/25/26	167	6,823
Series K741, Class X1, IO
0.657%(cc)	12/25/27	155	4,126
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class D, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 2.100%)
3.424%(c)	10/15/36	260	242,464
Series 2021-IP, Class E, 144A, 1 Month LIBOR + 3.550% (Cap N/A, Floor 3.550%)
4.874%(c)	10/15/36	420	389,023
GS Mortgage Securities Trust,
Series 2014-GC26, Class A4
3.364%	11/10/47	153	149,400
Series 2019-GC42, Class A3
2.749%	09/01/52	625	562,480
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47	586	575,533
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2021-NYAH, Class G, 144A, 1 Month LIBOR + 2.640% (Cap N/A, Floor 2.640%)
3.964%(c)	06/15/38	800	726,961
Series 2021-NYAH, Class H, 144A, 1 Month LIBOR + 3.390% (Cap N/A, Floor 3.390%)
4.714%(c)	06/15/38	725	657,435
Series 2022-ACB, Class D, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
3.679%(c)	03/15/39	300	294,164
Series 2022-ACB, Class E, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 3.350%)
4.129%(c)	03/15/39	850	832,930
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C07, Class A3
2.655%	02/15/46	86	85,819
Series 2013-C09, Class A3
2.834%	05/15/46	297	294,113
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A4
3.596%	12/15/49	140	136,244
Series 2019-H07, Class A3
3.005%	07/15/52	50	45,706

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2021-L05, Class A4
2.728%	05/15/54			110	$96,582
OPG Trust,
Series 2021-PORT, Class F, 144A, 1 Month LIBOR + 1.948% (Cap N/A, Floor 1.948%)
3.272%(c)	10/15/36			2,050	1,841,857
Taurus UK DAC (Ireland),
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)
2.708%(c)	08/17/31		GBP	1,337	1,490,489
UBS Commercial Mortgage Trust,
Series 2018-C12, Class A4
4.030%	08/15/51			325	316,547
Series 2019-C16, Class A3
3.344%	04/15/52			280	259,102
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C06, Class A3
2.971%	04/10/46			323	320,505
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50			79	77,419
Series 2015-LC20, Class A4
2.925%	04/15/50			1,310	1,265,046
Series 2017-C38, Class A4
3.190%	07/15/50			263	250,474
Series 2017-C41, Class A3
3.210%	11/15/50			420	396,762
Series 2019-C49, Class A3
3.749%	03/15/52			375	368,508
Series 2019-C52, Class A4
2.643%	08/15/52			180	162,374
Series 2021-C59, Class A5
2.626%	04/15/54			100	87,010

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $29,883,861)					26,852,576

CORPORATE BONDS — 2.7%
Aerospace & Defense — 0.1%
Airbus SE (France),
Sr. Unsec’d. Notes, EMTN
2.375%	04/07/32		EUR	137	137,775
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26			246	222,009
3.625%	02/01/31			1,040	900,103
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.125%	06/15/26	(a)		125	101,980
7.500%	03/15/25	(a)		469	423,948
7.875%	04/15/27	(a)		3,395	2,825,724
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.900%	06/15/32			285	281,173
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
5.150%	05/01/40			148	149,961

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Aerospace & Defense (cont’d.)
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes

2.375%	03/15/32		205	$173,656

				5,216,329

Agriculture — 0.0%
Altria Group, Inc.,
Gtd. Notes
3.125%	06/15/31	EUR	815	751,496
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.950%	06/15/25		585	573,742
Gtd. Notes, EMTN
1.250%	03/13/27	EUR	975	908,811
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29		2,235	1,860,899

				4,094,948

Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26		70	64,492
5.750%	04/20/29		85	72,573
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27		650	655,756
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		1,390	1,232,820
4.625%	04/15/29		335	284,078

				2,309,719

Apparel — 0.0%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.875%	05/15/26		20	18,539
Levi Strauss & Co.,
Sr. Unsec’d. Notes, 144A
3.500%	03/01/31		185	151,623
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27		1,810	1,696,286

				1,866,448

Auto Manufacturers — 0.1%
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32		750	560,610
4.750%	01/15/43		332	236,656
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.350%	11/01/22		1,420	1,418,461
4.000%	11/13/30		363	294,299
4.375%	08/06/23		200	198,136

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23			429	$433,065
6.250%	10/02/43			535	510,125
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
2.350%	01/08/31			303	235,343
3.100%	01/12/32			10	8,037
Hyundai Capital Services, Inc. (South Korea),
Sr. Unsec’d. Notes, 144A
2.125%	04/24/25			225	212,449
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
4.810%	09/17/30			650	575,012
RCI Banque SA (France),
Sr. Unsec’d. Notes, EMTN
2.000%	07/11/24		EUR	1,194	1,228,021
Stellantis Finance US, Inc.,
Gtd. Notes, 144A
2.691%	09/15/31			205	162,724
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
3.950%	06/30/25			245	246,195
Volkswagen Bank GmbH (Germany),
Sr. Unsec’d. Notes, EMTN
1.250%	06/10/24		EUR	600	616,133
Volkswagen International Finance NV (Germany),
Gtd. Notes
3.875%(ff)	06/17/29	(oo)	EUR	800	699,083
Volvo Car AB (Sweden),
Gtd. Notes, EMTN
2.500%	10/07/27		EUR	1,740	1,582,094

					9,216,443

Auto Parts & Equipment — 0.0%
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26			1,205	578,044
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25			100	96,141
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30	(a)		380	296,704
4.500%	02/15/32			350	259,597
5.625%	06/15/28	(a)		475	410,847

					1,641,333

Banks — 0.5%
ABN AMRO Bank NV (Netherlands),
Covered Bonds, EMTN
0.400%	09/17/41		EUR	500	356,785
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.800%	10/27/30		CNH	11,500	1,774,088

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
4.175%(ff)	03/24/28			200	$191,132
Bank of America Corp.,
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25	(oo)		910	771,358
Jr. Sub. Notes, Series RR
4.375%(ff)	01/27/27	(oo)		700	580,466
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32			595	490,958
2.972%(ff)	02/04/33			10	8,524
Sr. Unsec’d. Notes, MTN
2.884%(ff)	10/22/30			388	339,369
3.194%(ff)	07/23/30			713	637,748
3.970%(ff)	03/05/29			2,105	2,008,522
4.271%(ff)	07/23/29			55	52,892
Sub. Notes
2.482%(ff)	09/21/36			175	136,090
Sub. Notes, MTN
4.000%	01/22/25			845	841,463
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
3.450%	04/11/25			265	261,437
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
0.577%(ff)	08/09/29		EUR	200	170,975
1.106%(ff)	05/12/32		EUR	125	101,060
2.667%(ff)	03/10/32			499	402,426
BNP Paribas SA (France),
Sr. Unsec’d. Notes
1.875%	12/14/27		GBP	100	107,788
Sr. Unsec’d. Notes, 144A
2.159%(ff)	09/15/29			345	288,980
2.591%(ff)	01/20/28			710	639,381
Sr. Unsec’d. Notes, EMTN
0.500%(ff)	01/19/30		EUR	200	171,215
2.125%(ff)	01/23/27		EUR	1,000	1,008,567
Sub. Notes, EMTN
1.125%(ff)	01/15/32		EUR	200	179,446
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
1.652%(ff)	10/06/26			855	766,325
2.045%(ff)	10/19/27			570	502,930
CaixaBank SA (Spain),
Covered Bonds
1.000%	09/25/25		EUR	200	204,898
1.125%	08/05/22		EUR	300	314,813
China Development Bank (China),
Sr. Unsec’d. Notes, EMTN
3.230%	11/27/25		CNH	1,200	180,046
Unsec’d. Notes
4.200%	01/19/27		CNH	1,000	155,374
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26	(oo)		425	352,818
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25	(oo)		115	94,995

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25	(oo)		440	$380,600
Sr. Unsec’d. Notes
3.057%(ff)	01/25/33			165	140,151
3.980%(ff)	03/20/30			86	80,469
4.075%(ff)	04/23/29			2,435	2,316,731
Sr. Unsec’d. Notes, Series VAR
3.070%(ff)	02/24/28			305	282,654
Sub. Notes
4.400%	06/10/25			845	844,452
Cooperatieve Rabobank UA (Netherlands),
Covered Bonds, EMTN
0.010%	07/02/30		EUR	500	444,562
0.125%	12/01/31		EUR	2,200	1,898,930
Sr. Unsec’d. Notes, GMTN
3.500%	12/14/26		AUD	300	193,483
Credit Agricole SA (France),
Sr. Unsec’d. Notes, EMTN
0.375%	04/20/28		EUR	700	616,238
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27			1,170	1,006,805
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/33		EUR	360	244,295
2.250%(ff)	06/09/28		GBP	162	172,239
Danske Bank A/S (Denmark),
Sub. Notes, EMTN
2.500%(ff)	06/21/29		EUR	1,140	1,163,571
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.552%(ff)	01/07/28			445	385,002
Sr. Unsec’d. Notes, EMTN
0.750%(ff)	02/17/27		EUR	1,000	927,896
Sub. Notes
3.742%(ff)	01/07/33			2,305	1,704,154
Sub. Notes, EMTN
3.662%(ff)	04/10/25		CNH	1,000	146,133
Emirates NBD Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes
3.050%	02/26/30		AUD	660	392,797
Sr. Unsec’d. Notes, MTN
4.750%	02/09/28		AUD	400	270,973
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.400%	08/18/25		CNH	1,000	146,969
3.500%	07/02/25		CNH	1,000	146,917
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series O
5.300%(ff)	11/10/26	(oo)		95	88,899
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26	(oo)		400	328,123
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27			650	570,513
1.992%(ff)	01/27/32			1,325	1,047,674
2.650%(ff)	10/21/32			265	218,459
3.102%(ff)	02/24/33			440	376,271
3.375%	03/27/25		EUR	1,000	1,063,831

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
3.800%	03/15/30			250	$231,590
4.223%(ff)	05/01/29			97	93,108
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.645%(ff)	04/18/26			495	454,083
3.000%(ff)	07/22/28		GBP	975	1,106,614
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
0.250%(ff)	02/18/29		EUR	600	522,501
0.250%(ff)	02/01/30		EUR	100	84,277
3.869%(ff)	03/28/26			300	294,246
4.017%(ff)	03/28/28			430	410,348
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25	(oo)		910	771,692
Sr. Unsec’d. Notes
0.991%(ff)	04/28/26		GBP	650	727,012
2.069%(ff)	06/01/29			3,060	2,631,413
2.545%(ff)	11/08/32			470	390,512
2.580%(ff)	04/22/32			132	111,145
3.702%(ff)	05/06/30			147	136,892
4.452%(ff)	12/05/29			282	274,518
Kreditanstalt fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes
0.375%	04/23/25		EUR	788	809,200
Gov’t. Gtd. Notes, EMTN
0.875%	07/04/39		EUR	882	736,287
MFB Magyar Fejlesztesi Bank Zrt (Hungary),
Gov’t. Gtd. Notes
1.375%	06/24/25		EUR	400	396,507
Morgan Stanley,
Sr. Unsec’d. Notes
0.406%(ff)	10/29/27		EUR	650	605,978
3.620%(ff)	04/17/25			325	321,099
Sr. Unsec’d. Notes, EMTN
0.000%	04/02/32			100	62,849
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31			860	745,568
4.431%(ff)	01/23/30			1	971
Sr. Unsec’d. Notes, MTN
2.943%(ff)	01/21/33			235	201,460
3.622%(ff)	04/01/31			560	514,877
Sub. Notes
2.484%(ff)	09/16/36			450	346,018
NatWest Group PLC (United Kingdom),
Sub. Notes
3.622%(ff)	08/14/30		GBP	675	771,624
Nederlandse Waterschapsbank NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
0.000%	11/16/26		EUR	3,799	3,722,932
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN
3.800%	06/17/25		CNH	1,000	147,104
Gtd. Notes, MTN
4.900%	02/01/28		AUD	300	203,143

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Shinhan Bank Co. Ltd. (South Korea),
Sub. Notes, 144A, MTN
4.375%	04/13/32			200	$193,703
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
2.889%(ff)	06/09/32			365	291,659
Sub. Notes, EMTN
1.000%(ff)	11/24/30		EUR	1,000	917,169
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
1.450%	01/10/25	(a)		310	293,528
U.S. Bancorp,
Jr. Sub. Notes
3.700%(ff)	01/15/27	(oo)		1,000	770,906
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes
0.625%	02/24/33		EUR	200	154,025
Sr. Unsec’d. Notes, 144A
2.746%(ff)	02/11/33			650	529,027
Sr. Unsec’d. Notes, EMTN
0.250%(ff)	11/05/28		EUR	782	692,422
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A
2.569%(ff)	09/22/26			1,170	1,049,693
Wells Fargo & Co.,
Sr. Unsec’d. Notes, EMTN
2.000%	04/27/26		EUR	460	461,401
Sr. Unsec’d. Notes, MTN
2.879%(ff)	10/30/30			580	510,104

					55,381,865

Beverages — 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36			665	638,347
4.900%	02/01/46			300	282,951
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.439%	10/06/48			155	136,329
4.600%	06/01/60			100	87,672

					1,145,299

Biotechnology — 0.0%
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/40			55	40,349

Building Materials — 0.0%
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28			805	730,731
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
2.400%	07/15/31			48	39,212
3.200%	07/15/51			123	86,999

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Building Materials (cont’d.)
Masonite International Corp.,
Gtd. Notes, 144A
3.500%	02/15/30			175	$137,880
SRM Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28			1,810	1,547,523
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30			1,050	830,507
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.250%	01/15/29			45	39,707
6.500%	03/15/27			259	251,688

					3,664,247

Chemicals — 0.0%
Ashland Services BV,
Gtd. Notes
2.000%	01/30/28		EUR	1,500	1,284,679
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43			180	161,550
5.375%	03/15/44			200	186,520
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.700%	12/15/51			25	17,861
LYB International Finance BV,
Gtd. Notes
5.250%	07/15/43			405	378,295
Valvoline, Inc.,
Gtd. Notes, 144A
4.250%	02/15/30			25	20,863
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31			70	56,216

					2,105,984

Commercial Services — 0.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29	(a)		845	615,383
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28			965	792,672
DP World PLC (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26		EUR	300	306,059
4.250%	09/25/30		GBP	300	360,687
Equifax, Inc.,
Sr. Unsec’d. Notes
2.350%	09/15/31			300	239,480
Loxam SAS (France),
Sr. Sub. Notes
4.500%	04/15/27		EUR	100	79,120
5.750%	07/15/27		EUR	170	139,849

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
Nexi SpA (Italy),
Sr. Unsec’d. Notes
2.125%	04/30/29	EUR	2,630	$1,918,306
Northeastern University,
Unsec’d. Notes, Series 2020
2.894%	10/01/50		206	151,397
S&P Global, Inc.,
Gtd. Notes, 144A
2.700%	03/01/29		215	195,736
3.700%	03/01/52		150	128,232
Sr. Unsec’d. Notes, 144A
2.450%	03/01/27		340	318,440
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		1,035	851,084
3.875%	02/15/31		75	63,349
4.875%	01/15/28		600	568,094
5.250%	01/15/30		1,810	1,679,949

				8,407,837

Computers — 0.0%
Apple, Inc.,
Sr. Unsec’d. Notes
2.800%	02/08/61		143	102,359

Cosmetics/Personal Care — 0.0%
GSK Consumer Healthcare Capital US LLC,
Gtd. Notes, 144A
3.375%	03/24/27		250	239,239
3.625%	03/24/32		375	346,021
4.000%	03/24/52		250	215,495

				800,755

Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28		1,565	1,264,791

Diversified Financial Services — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26		240	208,932
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
1.125%	04/06/27	EUR	2,502	2,535,718
CPPIB Capital, Inc. (Canada),
Gtd. Notes, EMTN
0.250%	04/06/27	EUR	2,255	2,199,994
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
3.000%	06/15/50		147	107,255
4.600%	03/15/33		145	144,141
4.950%	06/15/52		85	83,635
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.,
Sr. Unsec’d. Notes
2.625%	10/15/31		750	577,217
Kane Bidco Ltd. (United Kingdom),
Sr. Sec’d. Notes, 144A
6.500%	02/15/27	GBP	2,375	2,509,235

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
Nasdaq, Inc.,
Sr. Unsec’d. Notes
3.250%	04/28/50			162	$118,150
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
6.000%	01/15/27	(a)		2,000	1,737,652
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.999%	01/22/32			740	600,891
OMERS Finance Trust (Canada),
Gtd. Notes, 144A
3.500%	04/19/32			1,315	1,284,063
OneMain Finance Corp.,
Gtd. Notes
7.125%	03/15/26			2,145	1,999,565
8.250%	10/01/23			724	724,270
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes
0.500%	05/06/25		EUR	2,251	2,289,195
Gtd. Notes, 144A
1.250%	09/27/30			1,698	1,417,238
1.850%	05/03/32		EUR	1,096	1,085,065
2.000%	04/16/31			2,489	2,188,560
Gtd. Notes, EMTN
0.100%	05/19/28		EUR	2,419	2,266,711
0.900%	05/20/41		EUR	722	553,149
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29			484	358,160
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28		EUR	300	263,108
PSP Capital, Inc. (Canada),
Gtd. Notes, 144A
1.625%	10/26/28			1,434	1,289,330
Societe Generale SFH SA (France),
Covered Bonds
0.750%	01/29/27		EUR	600	600,697
Visa, Inc.,
Sr. Unsec’d. Notes
2.000%	06/15/29		EUR	100	101,420

					27,243,351

Electric — 0.2%
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
4.550%	06/01/52			15	14,543
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28		EUR	900	767,135
Cadent Finance PLC (United Kingdom),
Gtd. Notes, EMTN
0.625%	03/19/30		EUR	815	676,573
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31			480	390,851
4.500%	02/15/28			1,095	996,654

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
5.250%	06/01/26			146	$139,613
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29			35	29,073
5.000%	02/01/31			460	379,296
5.125%	03/15/28	(a)		2,231	1,978,505
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes
5.000%	09/29/36			711	624,471
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.200%	12/01/51			40	30,398
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	06/01/28			499	491,730
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30			182	166,436
Enel Finance International NV (Italy),
Gtd. Notes, EMTN
0.500%	06/17/30		EUR	675	561,152
Engie SA (France),
Jr. Sub. Notes
3.250%(ff)	11/28/24	(oo)	EUR	700	691,954
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28			700	631,536
Exelon Corp.,
Sr. Unsec’d. Notes
4.450%	04/15/46			265	239,131
5.100%	06/15/45			171	168,698
Sr. Unsec’d. Notes, 144A
3.350%	03/15/32			195	174,730
4.100%	03/15/52			105	90,084
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44			55	50,993
Iberdrola International BV (Spain),
Gtd. Notes, Series NC5
1.874%(ff)	01/28/26	(oo)	EUR	700	641,556
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes
6.875%	06/21/23			365	373,803
Sr. Sec’d. Notes, EMTN
7.750%	12/15/27			500	557,644
National Grid PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.250%	09/01/28		EUR	190	164,391
New England Power Co. (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.807%	10/06/50			141	93,980
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
2.759%	01/10/32			67	57,286
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28			989	909,106
Gtd. Notes, 144A
3.375%	02/15/29			125	101,024

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
3.625%	02/15/31			1,109	$872,692
3.875%	02/15/32			60	47,634
Sr. Sec’d. Notes, 144A
2.000%	12/02/25			455	411,432
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27		EUR	700	680,133
Ontario Electricity Financial Corp. (Canada),
Local Gov’t. Gtd. Notes, Series 40
2.427%(s)	04/11/31		CAD	400	216,102
Pacific Gas & Electric Co.,
Sr. Sec’d. Notes
3.250%	06/01/31			190	153,047
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31		EUR	400	317,154
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
2.875%	10/25/25		EUR	200	204,548
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
2.450%	11/15/31			200	167,422
Puget Energy, Inc.,
Sr. Sec’d. Notes
2.379%	06/15/28			715	625,699
Sempra Energy,
Sr. Unsec’d. Notes
3.300%	04/01/25			215	210,088
3.700%	04/01/29			15	14,107
Southwestern Public Service Co.,
First Mortgage
4.500%	08/15/41			147	138,720
State Grid Overseas Investment BVI Ltd. (China),
Gtd. Notes, EMTN
1.625%	08/05/30			400	334,703
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.450%	12/15/50			32	21,481
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26	(oo)		750	682,500
8.000%(ff)	10/15/26	(oo)		2,500	2,399,040
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27			3,830	3,471,604
5.500%	09/01/26			10	9,436
5.625%	02/15/27			10	9,402
Sr. Sec’d. Notes, 144A
3.550%	07/15/24			325	313,660
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.500%	12/01/49			84	66,714

					23,559,664

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electronics — 0.0%
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31			75	$60,196

Engineering & Construction — 0.1%
Aeroporti di Roma SpA (Italy),
Sr. Unsec’d. Notes, EMTN
1.750%	07/30/31		EUR	815	653,902
Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN
1.250%	01/15/29		EUR	200	156,225
2.000%	02/15/33		EUR	4,000	2,782,887
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN
1.750%	10/23/30		EUR	400	299,781
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes
1.500%	10/12/27		EUR	975	977,413
Sr. Sec’d. Notes, EMTN
1.500%	02/11/30		EUR	517	469,673
TopBuild Corp.,
Gtd. Notes, 144A
4.125%	02/15/32			325	254,898

					5,594,779

Entertainment — 0.0%
Caesars Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
4.625%	10/15/29			425	331,675
Magallanes, Inc.,
Gtd. Notes, 144A
3.638%	03/15/25			305	296,020
3.755%	03/15/27			295	276,856
4.054%	03/15/29			290	265,863
4.279%	03/15/32			100	89,339
5.050%	03/15/42			515	437,977
5.141%	03/15/52			520	436,559
5.391%	03/15/62			65	54,513
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.625%	09/01/29			50	35,681
5.875%	09/01/31	(a)		1,100	763,037
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29			30	23,487
Sr. Unsec’d. Notes, 144A
7.750%	04/15/25	(a)		30	29,184

					3,040,191

Foods — 0.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.250%	03/15/26	(a)		155	135,491
3.500%	02/15/23			180	178,101
3.500%	03/15/29			40	32,355
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27	(a)		625	540,663

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Foods (cont’d.)
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	3,730	$3,533,946
4.500%	02/16/26	GBP	160	155,902
Bellis Finco PLC (United Kingdom),
Gtd. Notes
4.000%	02/16/27	GBP	1,700	1,429,290
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,019	856,733
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30		540	512,533
Kraft Heinz Foods Co.,
Gtd. Notes
4.875%	10/01/49		585	517,355
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		575	500,236
4.375%	01/31/32		750	652,210
Market Bidco Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	11/04/27	GBP	3,500	3,238,018
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.625%	03/08/27	EUR	390	389,953
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.875%	09/30/27		5	4,786
Post Holdings, Inc.,
Gtd. Notes, 144A
5.500%	12/15/29		300	268,778
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31		700	574,712
Sigma Alimentos SA de CV (Mexico),
Gtd. Notes
4.125%	05/02/26		200	188,445

				13,709,507

Forest Products & Paper — 0.0%
Suzano Austria GmbH (Brazil),
Gtd. Notes
3.750%	01/15/31		185	149,425

Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		749	689,569
5.875%	08/20/26		300	280,977
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29		272	240,315
National Grid Gas PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
1.125%	01/14/33	GBP	300	265,500

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Gas (cont’d.)
Terega SA (France),
Sr. Unsec’d. Notes
0.875%	09/17/30		EUR	700	$552,752

					2,029,113

Healthcare-Products — 0.1%
Avantor Funding, Inc.,
Sr. Sec’d. Notes
2.625%	11/01/25		EUR	4,050	3,947,799
Sr. Sec’d. Notes, 144A
2.625%	11/01/25		EUR	231	225,171
Baxter International, Inc.,
Sr. Unsec’d. Notes
0.868%	12/01/23			300	287,926
Becton Dickinson Euro Finance Sarl,
Gtd. Notes
0.334%	08/13/28		EUR	185	162,785
Boston Scientific Corp.,
Sr. Unsec’d. Notes
0.625%	12/01/27		EUR	300	277,836
2.650%	06/01/30			53	46,281
DH Europe Finance II Sarl,
Gtd. Notes
0.450%	03/18/28		EUR	350	322,854
0.750%	09/18/31		EUR	100	85,033
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29			1,190	1,014,446
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29	(a)		675	561,039
Thermo Fisher Scientific Finance I BV,
Gtd. Notes
0.800%	10/18/30		EUR	420	373,332

					7,304,502

Healthcare-Services — 0.1%
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31			141	116,321
CommonSpirit Health,
Sr. Sec’d. Notes
2.782%	10/01/30			787	672,102
3.910%	10/01/50			153	122,429
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30			1,975	1,539,573
Elevance Health, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/51			192	155,613
4.550%	05/15/52			65	61,830
4.625%	05/15/42			80	75,938
HCA, Inc.,
Gtd. Notes
3.500%	07/15/51			180	124,114
5.375%	02/01/25			110	109,788

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
IQVIA, Inc.,
Gtd. Notes
2.250%	03/15/29	EUR	3,570	$2,957,549
Gtd. Notes, 144A
1.750%	03/15/26	EUR	595	548,952
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	11/01/25		1,205	1,031,321
Roche Holdings, Inc. (Switzerland),
Gtd. Notes, 144A
1.930%	12/13/28		705	624,986
Tenet Healthcare Corp.,
Gtd. Notes, 144A
6.125%	10/01/28		1,300	1,118,641
Sec’d. Notes, 144A
6.250%	02/01/27		305	281,889
Sr. Sec’d. Notes
4.625%	07/15/24		147	141,240
Sr. Sec’d. Notes, 144A
4.875%	01/01/26		20	18,450
5.125%	11/01/27		1,555	1,404,929
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2021
2.632%	12/01/40		183	134,527
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/39		110	95,944
4.000%	05/15/29		210	208,335
4.200%	05/15/32		60	60,014
4.375%	03/15/42		25	24,008
4.750%	07/15/45		34	34,278
4.750%	05/15/52		40	40,007

				11,702,778

Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.625%	01/15/28		1,622	1,388,338
Beazer Homes USA, Inc.,
Gtd. Notes
7.250%	10/15/29		824	658,031
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
6.250%	09/15/27		195	163,216
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29		1,635	1,246,326
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27		55	52,548
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30		1,250	921,669
5.250%	12/15/27		21	17,302
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		261	241,106

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Home Builders (cont’d.)
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30	(a)		1,499	$1,244,308

					5,932,844

Housewares — 0.0%
SWF Escrow Issuer Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	10/01/29			500	349,232

Insurance — 0.1%
AIA Group Ltd. (Hong Kong),
Sub. Notes, GMTN
0.880%(ff)	09/09/33		EUR	143	122,437
American International Group, Inc.,
Sr. Unsec’d. Notes
4.750%	04/01/48			65	60,839
4.800%	07/10/45			120	111,639
Assicurazioni Generali SpA (Italy),
Jr. Sub. Notes, EMTN
4.596%(ff)	11/21/25	(oo)	EUR	975	986,931
AXA SA (France),
Sub. Notes, EMTN
5.125%(ff)	07/04/43		EUR	514	554,240
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.000%	03/18/34		EUR	335	301,327
Brighthouse Financial, Inc.,
Sr. Unsec’d. Notes
5.625%	05/15/30			670	651,222
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A
3.500%	04/04/25			170	165,410
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31			715	618,631
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.600%	08/19/49			100	79,432
Northwestern Mutual Global Funding,
Sr. Sec’d. Notes, 144A, MTN
1.700%	06/01/28			303	266,642
Pension Insurance Corp. PLC (United Kingdom),
Sub. Notes
5.625%	09/20/30		GBP	650	759,833
Principal Financial Group, Inc.,
Gtd. Notes
2.125%	06/15/30			374	308,408
Swiss Re Finance UK PLC,
Gtd. Notes, EMTN
2.714%(ff)	06/04/52		EUR	500	427,237
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51			675	498,746

					5,912,974

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Internet — 0.0%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.950%	04/13/52		90	$82,891
Expedia Group, Inc.,
Gtd. Notes
2.950%	03/15/31		585	466,320
Prosus NV (China),
Sr. Unsec’d. Notes, 144A
3.257%	01/19/27		205	178,530
United Group BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.250%	02/01/30	EUR	800	621,012

				1,348,753

Iron/Steel — 0.0%
thyssenkrupp AG (Germany),
Sr. Unsec’d. Notes, EMTN
1.875%	03/06/23	EUR	2,950	3,010,982

Lodging — 0.0%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32		765	608,806
5.750%	05/01/28		110	104,983
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27		50	47,112
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.200%	08/08/24		405	382,896
3.500%	08/18/26		140	122,449
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series HH
2.850%	04/15/31		520	431,368

				1,697,614

Machinery-Diversified — 0.0%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.000%	06/17/31		100	84,944
TK Elevator Midco GmbH (Germany),
Sr. Sec’d. Notes, 144A
4.375%	07/15/27	EUR	3,100	2,807,858

				2,892,802

Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32		515	416,949
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31		481	394,990
4.250%	01/15/34		900	696,725
4.500%	08/15/30		90	75,213
4.500%	06/01/33		285	226,674
4.750%	03/01/30		405	346,403
5.000%	02/01/28		85	78,158
5.125%	05/01/27		315	297,235
5.375%	06/01/29		200	182,223

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Media (cont’d.)
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.500%	06/01/41			127	$89,391
3.900%	06/01/52			1,095	764,382
CSC Holdings LLC,
Sr. Unsec’d. Notes
5.875%	09/15/22			150	149,696
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30	(a)		1,200	803,773
5.750%	01/15/30			825	600,200
Discovery Communications LLC,
Gtd. Notes
4.125%	05/15/29			900	826,758
5.300%	05/15/49			325	280,085
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29			100	60,768
5.875%	11/15/24			200	169,584
7.750%	07/01/26			2,115	1,641,506
Paramount Global,
Sr. Unsec’d. Notes
4.950%	01/15/31			650	618,990
Walt Disney Co. (The),
Gtd. Notes
2.750%	09/01/49			130	93,088
Ziggo BV (Netherlands),
Sr. Sec’d. Notes
2.875%	01/15/30		EUR	1,590	1,270,508

					10,083,299

Mining — 0.0%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
4.000%	09/11/27			575	548,524
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes
3.150%	01/14/30			200	174,957
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
5.315%	04/14/32			200	183,197

					906,678

Multi-National — 0.0%
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes
0.000%	11/15/27		EUR	535	515,954
Sr. Unsec’d. Notes, 144A, EMTN
4.600%	01/30/37		CAD	300	242,795
Sr. Unsec’d. Notes, 144A, MTN
2.422%(s)	05/28/37		CAD	400	164,530
Sr. Unsec’d. Notes, EMTN
1.125%	09/15/36		EUR	958	852,403

					1,775,682

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26			430	$383,411

Oil & Gas — 0.1%
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A
2.875%	01/15/26			425	402,140
Antero Resources Corp.,
Gtd. Notes, 144A
5.375%	03/01/30			225	205,746
8.375%	07/15/26			181	191,329
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26			135	125,893
9.000%	11/01/27			25	31,809
BP Capital Markets America, Inc.,
Gtd. Notes
2.939%	06/04/51			39	27,869
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.104%	11/15/34		EUR	365	283,042
3.625%(ff)	03/22/29	(oo)	EUR	650	570,982
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32			35	28,988
3.750%	02/15/52			25	19,015
5.250%	06/15/37			715	696,678
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.875%	02/01/29	(a)		476	448,797
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.850%	12/15/25			94	97,910
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26			910	888,175
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28			150	142,878
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.500%	03/30/24			100	95,038
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
1.450%	03/06/23		CHF	1,500	707,065
2.500%	03/21/26		EUR	700	201,730
4.250%	04/06/24		GBP	500	182,595
4.950%	07/19/22			400	300,000
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27			353	344,268
7.300%	08/15/31			80	89,528
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29			106	92,516
6.000%	04/15/30			425	374,204
6.000%	02/01/31			106	91,756

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
6.250%	04/15/32			550	$480,850
Lundin Energy Finance BV (Netherlands),
Gtd. Notes, 144A
3.100%	07/15/31			650	540,205
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29			30	27,429
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
5.875%	09/01/25			35	34,830
6.450%	09/15/36			5	5,208
6.625%	09/01/30			305	314,216
6.950%	07/01/24			280	288,906
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34		GBP	1,100	1,229,936
Petroleos Mexicanos (Mexico),
Gtd. Notes, EMTN
4.875%	02/21/28		EUR	2,200	1,829,129
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, EMTN
2.480%	01/28/32			200	170,513
Qatar Energy (Qatar),
Sr. Unsec’d. Notes
3.125%	07/12/41			200	156,996
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25			1,390	1,357,166
5.000%	03/15/23			196	194,540
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31			585	495,904
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
2.250%	11/24/30			400	340,291
Shell International Finance BV (Netherlands),
Gtd. Notes
2.875%	11/26/41			40	30,954
Sinopec Group Overseas Development 2018 Ltd. (China),
Gtd. Notes
2.300%	01/08/31			400	350,117
TotalEnergies SE (France),
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27	(oo)	EUR	650	543,214
UGI International LLC,
Gtd. Notes, 144A
2.500%	12/01/29		EUR	475	370,840
Wintershall Dea Finance BV (Germany),
Gtd. Notes
1.823%	09/25/31		EUR	400	334,826

					15,736,021

Packaging & Containers — 0.0%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
Sr. Sec’d. Notes, 144A
2.000%	09/01/28		EUR	105	87,007

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Packaging & Containers (cont’d.)
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28			250	$212,543
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27	(a)		850	726,214
Verallia SA (France),
Gtd. Notes
1.625%	05/14/28		EUR	4,400	3,781,665

					4,807,429

Pharmaceuticals — 0.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39			225	200,526
4.250%	11/21/49			208	184,365
4.850%	06/15/44			405	388,329
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27			220	154,305
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28			90	47,954
5.000%	02/15/29			445	231,171
5.250%	01/30/30			1,810	942,362
5.250%	02/15/31			361	185,370
6.250%	02/15/29			2,160	1,153,067
7.250%	05/30/29			915	496,545
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
3.550%	03/15/42			180	157,899
3.700%	03/15/52			65	56,144
3.900%	03/15/62			25	21,506
4.250%	10/26/49			71	66,713
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46			765	616,304

					4,902,560

Pipelines — 0.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29			1,225	1,098,584
7.875%	05/15/26			365	364,652
EIG Pearl Holdings Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
3.545%	08/31/36			205	175,000
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30	(oo)		680	584,810
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26	(a)(oo)		695	619,332
Sr. Unsec’d. Notes
5.400%	10/01/47			520	457,283
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29			282	253,901

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
3.300%	02/15/53		155	$113,010
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
Sr. Sec’d. Notes, 144A
2.160%	03/31/34		288	245,009
MPLX LP,
Sr. Unsec’d. Notes
3.500%	12/01/22		118	117,822
4.125%	03/01/27		276	267,113
5.200%	03/01/47		325	293,942
ONEOK, Inc.,
Gtd. Notes
4.450%	09/01/49		715	572,979
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
5.150%	06/01/42		455	378,831
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30		448	374,851
7.500%	10/01/25		240	233,139
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29		25	21,918
4.125%	08/15/31		25	21,472
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.600%	02/01/25		35	32,373
4.550%	02/01/30		540	467,447
5.300%	03/01/48		30	24,195
5.450%	04/01/44		175	145,316
5.750%	02/01/50		20	16,158
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	11/15/30		541	487,188
3.750%	06/15/27		155	148,224
4.500%	11/15/23		2	2,013
4.550%	06/24/24		317	319,951

				7,836,513

Real Estate — 0.1%
Aroundtown SA (Germany),
Sr. Unsec’d. Notes, EMTN
1.000%	01/07/25	EUR	1,000	970,946
Balder Finland OYJ (Sweden),
Gtd. Notes, EMTN
1.000%	01/20/29	EUR	815	538,041
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
2.200%	07/24/25	EUR	975	953,913
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28		1,835	1,537,821
Logicor Financing Sarl (Luxembourg),
Gtd. Notes, EMTN
1.625%	07/15/27	EUR	975	884,589
Sun Hung Kai Properties Capital Market Ltd. (Hong Kong),
Gtd. Notes, EMTN
3.200%	08/14/27	CNH	5,000	715,452

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Real Estate (cont’d.)
Sr. Unsec’d. Notes, EMTN
3.160%	01/25/28	CNH	2,000	$283,166
Vonovia SE (Germany),
Sr. Unsec’d. Notes
1.875%	06/28/28	EUR	300	275,509

				6,159,437

Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp.,
Sr. Unsec’d. Notes
0.450%	01/15/27	EUR	268	245,085
3.000%	06/15/23		1,525	1,509,059
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.500%	08/16/31		50	39,317
4.125%	05/15/29		845	786,323
Digital Euro Finco LLC,
Gtd. Notes
1.125%	04/09/28	EUR	975	863,157
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31		300	204,170
Sr. Unsec’d. Notes
4.750%	02/15/28		1,481	1,091,698
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31		520	450,790
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
3.000%	01/15/30		585	516,097
Kimco Realty Corp.,
Sr. Unsec’d. Notes
1.900%	03/01/28		345	298,666
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.325%	03/24/25	EUR	1,300	1,289,575
4.625%	08/01/29		265	233,959
5.000%	10/15/27		20	18,339
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	07/15/26		750	637,614
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/25		2,235	2,156,703
Ventas Realty LP,
Gtd. Notes
4.400%	01/15/29		650	623,057
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30		575	543,703
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25		40	37,585
4.125%	08/15/30		5	4,309
4.250%	12/01/26		20	18,359
4.500%	09/01/26		95	87,528
4.500%	01/15/28		305	277,033

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
4.625%	06/15/25			50	$47,642
5.625%	05/01/24			5	4,941
5.750%	02/01/27			5	4,768
Welltower, Inc.,
Sr. Unsec’d. Notes
4.125%	03/15/29			490	463,130
4.800%	11/20/28		GBP	650	819,369

					13,271,976

Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28			450	391,432
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.375%	02/07/25		EUR	487	454,407
Sr. Sec’d. Notes, 144A
6.250%	10/30/25		EUR	4,305	4,043,974
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29			325	228,516
3.875%	10/01/31	(a)		325	225,992
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.250%	04/15/32			270	251,845
Walmart, Inc.,
Sr. Unsec’d. Notes
1.800%	09/22/31			110	93,513

					5,689,679

Semiconductors — 0.0%
Broadcom, Inc.,
Gtd. Notes, 144A
1.950%	02/15/28			268	228,285
2.600%	02/15/33			975	751,879
Microchip Technology, Inc.,
Sr. Sec’d. Notes
4.333%	06/01/23			1,025	1,025,197

					2,005,361

Software — 0.0%
Microsoft Corp.,
Sr. Unsec’d. Notes
3.041%	03/17/62			153	119,146
Oracle Corp.,
Sr. Unsec’d. Notes
2.875%	03/25/31			157	129,358
3.600%	04/01/50			147	102,594
Workday, Inc.,
Sr. Unsec’d. Notes
3.500%	04/01/27			245	234,716

					585,814

Telecommunications — 0.2%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
8.125%	02/01/27			360	331,718

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
2.875%	05/07/30			200	$178,975
AT&T, Inc.,
Sr. Unsec’d. Notes
1.600%	05/19/28		EUR	617	606,920
1.700%	03/25/26			530	484,720
3.500%	06/01/41			125	99,912
3.500%	09/15/53			180	136,506
3.550%	09/15/55			712	533,582
4.875%	06/01/44		GBP	100	122,338
CommScope Technologies LLC,
Gtd. Notes, 144A
6.000%	06/15/25			235	203,278
Empresa Nacional de Telecomunicaciones SA (Chile),
Sr. Unsec’d. Notes, 144A
3.050%	09/14/32			200	160,711
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
5.125%	10/15/26		EUR	1,425	1,330,865
NTT Finance Corp. (Japan),
Gtd. Notes, 144A
0.373%	03/03/23			1,750	1,719,977
Ooredoo International Finance Ltd. (Qatar),
Gtd. Notes, 144A, MTN
2.625%	04/08/31			200	174,018
Orange SA (France),
Jr. Sub. Notes, EMTN
2.375%(ff)	01/15/25	(oo)	EUR	700	685,061
Sr. Unsec’d. Notes, EMTN
1.625%	04/07/32		EUR	300	279,022
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32			40	48,214
Sprint Communications, Inc.,
Gtd. Notes
6.000%	11/15/22			35	35,249
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25			255	266,200
7.625%	03/01/26			15	15,822
7.875%	09/15/23			1,325	1,368,524
TalkTalk Telecom Group Ltd. (United Kingdom),
Gtd. Notes
3.875%	02/20/25		GBP	3,200	3,181,978
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26			35	31,527
2.625%	02/15/29			270	227,040
2.875%	02/15/31			265	219,984
4.750%	02/01/28			25	24,098
Sr. Sec’d. Notes
3.875%	04/15/30			975	910,290
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
0.875%	03/19/32		EUR	373	316,805
1.125%	09/19/35		EUR	100	80,142

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
2.550%	03/21/31			400	$342,085
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
3.250%	01/31/31		EUR	4,135	3,336,621

					17,452,182

Transportation — 0.0%
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
2.450%	12/02/31			70	60,055
3.000%	12/02/41			40	31,437
3.100%	12/02/51			15	11,051
CP - Comboios de Portugal EPE (Portugal),
Sr. Unsec’d. Notes
5.700%	03/05/30		EUR	700	877,670
Kazakhstan Temir Zholy National Co. JSC (Kazakhstan),
Gtd. Notes
3.250%	12/05/23		CHF	600	583,854
La Poste SA (France),
Sr. Unsec’d. Notes, EMTN
0.000%	07/18/29		EUR	400	347,052
Regie Autonome des Transports Parisiens (France),
Sr. Unsec’d. Notes, EMTN
0.400%	12/19/36		EUR	363	355,200
Russian Railways Via RZD Capital PLC (Russia),
Sr. Unsec’d. Notes
7.487%	03/25/31	(d)	GBP	600	36,519
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.950%	03/10/52			220	162,638

					2,465,476

Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.700%	03/14/23			235	234,236

Water — 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes
2.800%	05/01/30			173	155,191
3.250%	06/01/51			106	82,501
3.450%	05/01/50			27	21,505

					259,197

TOTAL CORPORATE BONDS (cost $384,939,477)					307,352,364

MUNICIPAL BONDS — 0.0%
California — 0.0%
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds, BABs, Series H
6.398%	05/15/31			220	246,094
6.548%	05/15/48			115	142,180
University of California,
Taxable, Revenue Bonds, Series B
1.316%	05/15/27			355	317,204

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
California (cont’d.)
Taxable, Revenue Bonds, Series BG
1.614%	05/15/30	340	$284,152

			989,630

New York — 0.0%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.548%	11/15/31	120	134,729

North Carolina — 0.0%
North Carolina State Education Assistance Authority,
Taxable, Revenue Bonds, Series 2011-02, Class A3, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
1.984%(c)	07/25/36	149	148,172

Puerto Rico — 0.0%
Commonwealth of Puerto Rico,
General Obligation, Subseries C
0.000%(cc)	11/01/43	600	298,311

TOTAL MUNICIPAL BONDS (cost $1,791,838)			1,570,842

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.1%
Bellemeade Re Ltd. (Bermuda),
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)
5.324%(c)	10/25/30	225	225,583
BVRT Financing Trust,
Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%
2.783%(c)	09/12/26^	420	418,330
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
4.076%(c)	12/25/41	520	443,633
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
7.176%(c)	03/25/42	90	87,893
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
6.176%(c)	03/25/42	80	74,594
Eagle Re Ltd. (Bermuda),
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
3.424%(c)	04/25/29	217	214,663
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)
4.376%(c)	04/25/34	240	225,786
Fannie Mae Connecticut Avenue Securities,
Series 2017-C07, Class 1M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)
4.024%(c)	05/25/30	210	209,972
Series 2018-C01, Class 1M2, 1 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)
3.874%(c)	07/25/30	431	431,346
Series 2018-C03, Class 1M2, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
3.774%(c)	10/25/30	52	52,138

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2021-R02, Class 2B1, 144A, 30 Day Average SOFR + 3.300% (Cap N/A, Floor 0.000%)
4.226%(c)	11/25/41	110	$94,081
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
2.926%(c)	11/25/41	90	80,323
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
4.926%(c)	11/25/50	725	682,773
Series 2021-DNA07, Class B1, 144A, 30 Day Average SOFR + 3.650% (Cap N/A, Floor 0.000%)
4.576%(c)	11/25/41	90	76,986
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
3.726%(c)	10/25/50	57	56,731
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)
4.326%(c)	10/25/41	300	256,621
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
4.076%(c)	12/25/33	105	82,618
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
4.276%(c)	09/25/41	140	117,487
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
3.026%(c)	09/25/41	300	262,206
Series 2021-HQA04, Class B1, 144A, 30 Day Average SOFR + 3.750% (Cap N/A, Floor 0.000%)
4.676%(c)	12/25/41	90	74,292
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
3.276%(c)	12/25/41	200	172,578
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
3.826%(c)	04/25/42	330	310,209
Freddie Mac REMICS,
Series 4910, Class MI, IO
4.000%	08/25/49	78	14,462
Series 5020, Class IH, IO
3.000%	08/25/50	346	53,124
GCAT Asset-Backed Notes,
Series 2021-01, Class A1, 144A
2.487%	11/25/49	848	808,490
Home Re Ltd. (Bermuda),
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 3.250% (Cap N/A, Floor 3.250%)
4.874%(c)	10/25/30	25	24,976
Oaktown Re VII Ltd. (Bermuda),
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)
2.526%(c)	04/25/34	1,500	1,460,963
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
3.826%(c)	04/25/34	200	186,513

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)
5.467%(c)	12/25/22		68	$67,813
Radnor Re Ltd. (Bermuda),
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
4.626%(c)	11/25/31		300	288,089

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $8,083,574)				7,555,273

SOVEREIGN BONDS — 1.5%
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	05/06/31	EUR	700	627,934
Australia Government Bond (Australia),
Sr. Unsec’d. Notes, Series 150
3.000%	03/21/47	AUD	61	36,649
Sr. Unsec’d. Notes, Series 156
2.750%	05/21/41	AUD	460	273,101
Sr. Unsec’d. Notes, Series 159
0.250%	11/21/24	AUD	2,334	1,516,497
Sr. Unsec’d. Notes, Series 161
0.250%	11/21/25	AUD	1,742	1,093,479
Sr. Unsec’d. Notes, Series 162
1.750%	06/21/51	AUD	810	360,374
Sr. Unsec’d. Notes, Series 164
0.500%	09/21/26	AUD	1,289	796,221
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	165	186,882
Sr. Unsec’d. Notes, EMTN
6.350%	11/30/41	EUR	200	280,281
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		2,634	2,584,419
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
1.375%	09/23/50	EUR	25	16,101
Bundesobligation (Germany),
Bonds, Series 180
0.000%	10/18/24	EUR	844	870,336
Bonds, Series 184
0.000%	10/09/26	EUR	995	1,001,400
Bundesrepublik Deutschland Bundesanleihe (Germany),
Bonds
0.000%	08/15/31	EUR	639	595,798
0.000%	05/15/36	EUR	756	640,201
Bonds, Series G
0.000%	08/15/50	EUR	789	531,723
Caisse d’Amortissement de la Dette Sociale (France),
Sr. Unsec’d. Notes, EMTN
0.125%	10/25/23	EUR	2,300	2,393,040
Canada Housing Trust No. 1 (Canada),
Gov’t. Gtd. Notes, 144A
2.350%	06/15/27	CAD	420	310,297

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Canadian Government Bond (Canada),
Bonds
0.250%	04/01/24	CAD	1,709	$1,265,007
0.250%	03/01/26	CAD	3,279	2,300,084
2.000%	12/01/51	CAD	987	599,402
Bonds, Series 0001
1.250%	06/01/30	CAD	45	30,229
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
2.550%	07/27/33		300	245,076
China Government Bond (China),
Sr. Unsec’d. Notes
3.950%	06/29/43	CNH	9,000	1,413,685
China Government International Bond (China),
Sr. Unsec’d. Notes
0.250%	11/25/30	EUR	1,000	822,580
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes, EMTN
3.875%	03/22/26	EUR	2,910	2,886,303
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.125%	03/04/33	EUR	200	164,601
1.500%	06/17/31	EUR	1,000	897,223
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	2,100	1,515,719
Czech Republic Government Bond (Czech Republic),
Bonds, Series 078
2.500%	08/25/28	CZK	11,260	409,866
Denmark Government Bond (Denmark),
Bonds
4.500%	11/15/39	DKK	1,819	350,634
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds
0.500%	04/15/30	EUR	793	931,622
European Financial Stability Facility (Supranational Bank),
Gov’t. Gtd. Notes
0.000%	10/15/25	EUR	410	411,754
0.400%	01/26/26	EUR	380	384,858
Gov’t. Gtd. Notes, EMTN
1.450%	09/05/40	EUR	782	700,954
European Stability Mechanism (Supranational Bank),
Sr. Unsec’d. Notes
0.000%	12/16/24	EUR	265	270,131
0.000%	12/15/26	EUR	535	524,816
European Union (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.000%	03/04/26	EUR	970	968,166
0.000%	04/22/31	EUR	225	198,642
0.000%	07/04/35	EUR	689	538,811
Export-Import Bank of China (The) (China),
Sr. Unsec’d. Notes
4.150%	06/18/27	CNH	1,000	155,516
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, 144A
0.250%	09/15/40	EUR	217	162,171
0.875%	09/15/25	EUR	359	374,661

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
French Republic Government Bond OAT (France),
Bonds
0.000%	03/25/23	EUR	1,617	$1,692,692
0.000%	02/25/26	EUR	117	117,612
0.000%	02/25/27	EUR	1,912	1,886,456
0.000%	11/25/31	EUR	3,798	3,354,135
0.750%	05/25/52	EUR	944	633,421
4.500%	04/25/41	EUR	561	775,994
Bonds, Series OATe, 144A
0.100%	07/25/31	EUR	713	783,449
Unsec’d. Notes, 144A
1.500%	05/25/50	EUR	113	96,199
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	5,000	4,172,009
1.875%	01/24/52	EUR	2,017	1,291,181
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	90	100,872
Hungary Government Bond (Hungary),
Bonds, Series 30-A
3.000%	08/21/30	HUF	65,120	121,460
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
1.625%	04/28/32	EUR	1,820	1,456,419
Sr. Unsec’d. Notes, 144A
5.500%	06/16/34		200	193,863
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	1,820	1,684,218
1.100%	03/12/33	EUR	730	543,153
1.750%	04/24/25	EUR	730	739,110
3.050%	03/12/51		200	151,867
3.375%	07/30/25	EUR	155	163,244
3.550%	03/31/32		200	181,402
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	1,960	2,012,902
3.850%	07/18/27		417	408,534
Indonesia Treasury Bond (Indonesia),
Bonds, Series 087
6.500%	02/15/31	IDR	14,834,000	950,288
Bonds, Series 092
7.125%	06/15/42	IDR	2,225,000	147,412
Ireland Government Bond (Ireland),
Unsec’d. Notes
1.100%	05/15/29	EUR	433	440,697
1.500%	05/15/50	EUR	96	80,819
Isle of Man Government International Bond (United Kingdom),
Unsec’d. Notes
5.375%	08/14/34	GBP	400	595,377
5.625%	03/29/30	GBP	200	290,553
Israel Government Bond (Israel),
Bonds, Series 0327
2.000%	03/31/27	ILS	1,985	558,717
Bonds, Series 0330
1.000%	03/31/30	ILS	185	47,147

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes
0.000%	01/15/24	EUR	851	$875,707
0.000%	08/15/24	EUR	888	902,672
0.000%	04/01/26	EUR	2,984	2,886,516
Sr. Unsec’d. Notes, 144A
0.950%	12/01/31	EUR	2,250	1,931,435
0.950%	03/01/37	EUR	435	327,437
1.500%	04/30/45	EUR	259	188,071
1.700%	09/01/51	EUR	308	217,354
3.100%	03/01/40	EUR	839	834,024
Japan Government Forty Year Bond (Japan),
Bonds, Series 09
0.400%	03/20/56	JPY	167,700	954,867
Japan Government Ten Year Bond (Japan),
Bonds, Series 325
0.800%	09/20/22	JPY	748,750	5,530,043
Bonds, Series 328
0.600%	03/20/23	JPY	800,500	5,930,463
Bonds, Series 337
0.300%	12/20/24	JPY	1,113,550	8,281,615
Bonds, Series 354
0.100%	03/20/29	JPY	460,300	3,382,966
Bonds, Series 361
0.100%	12/20/30	JPY	441,100	3,211,889
Japan Government Thirty Year Bond (Japan),
Bonds, Series 30
2.300%	03/20/39	JPY	219,950	2,018,345
Bonds, Series 32
2.300%	03/20/40	JPY	124,400	1,143,592
Bonds, Series 51
0.300%	06/20/46	JPY	227,050	1,410,469
Bonds, Series 56
0.800%	09/20/47	JPY	288,700	1,991,917
Bonds, Series 65
0.400%	12/20/49	JPY	78,400	475,547
Japan Government Twenty Year Bond (Japan),
Bonds, Series 145
1.700%	06/20/33	JPY	65,950	554,803
Bonds, Series 157
0.200%	06/20/36	JPY	281,950	1,973,828
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	470	356,730
1.550%	11/09/23	EUR	1,310	1,352,695
2.375%	11/09/28	EUR	830	788,400
Kingdom of Belgium Government Bond (Belgium),
Sr. Unsec’d. Notes, Series 60, 144A
4.250%	03/28/41	EUR	278	366,155
Sr. Unsec’d. Notes, Series 91, 144A
0.000%	10/22/27	EUR	395	385,718
Sr. Unsec’d. Notes, Series 94, 144A
0.350%	06/22/32	EUR	855	763,132
Sr. Unsec’d. Notes, Series 95, 144A
1.400%	06/22/53	EUR	225	174,459
Korea Treasury Bond (South Korea),
Bonds, Series 3112
2.375%	12/10/31	KRW	1,088,170	753,839

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Bonds, Series 4009
1.500%	09/10/40	KRW	619,470	$347,127
Sr. Unsec’d. Notes, Series 2406
1.125%	06/10/24	KRW	655,530	482,401
Sr. Unsec’d. Notes, Series 2603
1.250%	03/10/26	KRW	1,396,050	987,032
Sr. Unsec’d. Notes, Series 3106
2.000%	06/10/31	KRW	1,189,560	801,791
Sr. Unsec’d. Notes, Series 5103
1.875%	03/10/51	KRW	858,070	473,434
Malaysia Government Bond (Malaysia),
Bonds, Series 0307
3.502%	05/31/27	MYR	5,171	1,146,119
Mexican Bonos (Mexico),
Bonds, Series M20
7.500%	06/03/27	MXN	11,076	514,792
Sr. Unsec’d. Notes, Series M
8.000%	12/07/23	MXN	12,640	617,059
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	1,455	1,179,880
2.250%	08/12/36	EUR	400	291,379
2.659%	05/24/31		200	164,407
3.771%	05/24/61		200	129,348
Netherlands Government Bond (Netherlands),
Bonds, 144A
0.000%	01/15/27	EUR	504	501,005
0.000%	07/15/31	EUR	306	278,322
0.000%	01/15/38	EUR	1,539	1,196,124
0.000%	01/15/52	EUR	215	130,126
New Zealand Government Bond (New Zealand),
Bonds, Series 0437
2.750%	04/15/37	NZD	355	189,504
Unsec’d. Notes, Series 0532
2.000%	05/15/32	NZD	8,870	4,690,573
Norway Government Bond (Norway),
Sr. Unsec’d. Notes, Series 483, 144A
1.250%	09/17/31	NOK	2,062	179,646
Sr. Unsec’d. Notes, Series 484, 144A
2.125%	05/18/32	NOK	8,580	805,151
Peru Government Bond (Peru),
Sr. Unsec’d. Notes
5.400%	08/12/34	PEN	537	113,210
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	1,275	947,270
2.750%	01/30/26	EUR	1,275	1,302,909
2.783%	01/23/31		110	93,590
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.250%	04/28/25	EUR	110	107,204
0.700%	02/03/29	EUR	730	636,089
1.200%	04/28/33	EUR	620	485,998
1.750%	04/28/41	EUR	200	141,501
1.950%	01/06/32		400	325,094
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
0.900%	10/12/35	EUR	231	197,236

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Unsec’d. Notes, 144A
0.700%	10/15/27		EUR	475	$473,968
1.000%	04/12/52		EUR	3,195	1,997,925
Province of Alberta (Canada),
Sr. Unsec’d. Notes, MTN
2.900%	09/20/29		CAD	588	430,767
Province of British Columbia (Canada),
Debentures
4.700%	06/18/37		CAD	235	193,398
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.500%	04/27/26			482	467,664
Sr. Unsec’d. Notes, EMTN
0.250%	12/15/26		GBP	3,003	3,284,148
Unsec’d. Notes
3.450%	06/02/45		CAD	994	684,729
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	04/12/27	(a)		464	452,295
Unsec’d. Notes
3.000%	09/01/23		CAD	4,308	3,340,522
3.500%	12/01/45		CAD	422	294,147
Province of Saskatchewan (Canada),
Sr. Unsec’d. Notes
3.250%	06/08/27			686	682,558
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
4.400%	04/16/50			200	190,549
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43		EUR	351	332,660
Republic of Austria Government Bond (Austria),
Sr. Unsec’d. Notes, 144A
0.750%	10/20/26		EUR	423	435,208
1.850%	05/23/49		EUR	150	144,677
2.400%	05/23/34		EUR	496	542,589
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.875%	10/17/29			3,500	3,092,298
4.000%	10/17/49			330	272,117
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28		GBP	718	973,557
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33			480	503,792
Republic of Poland Government Bond (Poland),
Bonds, Series 0726
2.500%	07/25/26		PLN	1,912	355,402
Romanian Government International Bond (Romania),
Bonds, 144A
3.624%	05/26/30		EUR	20	17,118
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35		EUR	20	15,513
Sr. Unsec’d. Notes, EMTN
3.375%	01/28/50		EUR	94	58,713
3.875%	10/29/35		EUR	20	15,513
4.125%	03/11/39		EUR	70	53,195
Unsec’d. Notes, 144A
2.750%	04/14/41		EUR	28	17,182

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
3.000%	02/27/27			240	$212,034
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes
4.375%	03/21/29			2,000	520,000
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
2.000%	07/09/39		EUR	400	321,015
Sr. Unsec’d. Notes, 144A, MTN
2.250%	02/02/33			550	457,777
Sr. Unsec’d. Notes, EMTN
0.625%	03/03/30		EUR	1,300	1,125,410
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
3.125%	05/15/27		EUR	2,000	1,839,461
Singapore Government Bond (Singapore),
Bonds
3.500%	03/01/27		SGD	1,022	758,092
Slovenia Government Bond (Slovenia),
Bonds, Series RS76
3.125%	08/07/45		EUR	95	106,361
Spain Government Bond (Spain),
Sr. Unsec’d. Notes
0.000%	05/31/24		EUR	1,502	1,545,796
0.000%	01/31/26		EUR	2,126	2,112,239
Sr. Unsec’d. Notes, 144A
0.500%	10/31/31		EUR	345	306,162
0.850%	07/30/37		EUR	619	494,253
1.000%	10/31/50	(k)	EUR	3,665	2,381,490
1.200%	10/31/40	(k)	EUR	800	639,412
1.500%	04/30/27		EUR	164	170,582
1.900%	10/31/52		EUR	166	132,095
2.900%	10/31/46		EUR	107	111,548
State of North Rhine-Westphalia Germany (Germany),
Sr. Unsec’d. Notes, Series 1439, EMTN
1.550%	06/16/48		EUR	494	442,670
States of Guernsey Bond (Guernsey),
Sr. Unsec’d. Notes
3.375%	12/12/46		GBP	100	121,587
Sweden Government Bond (Sweden),
Bonds, Series 1062, 144A
0.125%	05/12/31		SEK	5,860	497,989
Swiss Confederation Government Bond (Switzerland),
Bonds
1.500%	04/30/42		CHF	182	198,010
3.250%	06/27/27		CHF	514	610,109
3.500%	04/08/33		CHF	310	402,763
Thailand Government Bond (Thailand),
Bonds
4.675%	06/29/44		THB	13,146	407,775
Sr. Unsec’d. Notes
4.875%	06/22/29		THB	4,792	153,435
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
6.750%	06/20/26	(d)	EUR	3,640	963,171
Sr. Unsec’d. Notes, 144A
4.375%	01/27/30		EUR	130	32,696

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
United Kingdom Gilt (United Kingdom),
Bonds
0.125%	01/31/24		GBP	466	$551,476
0.500%	10/22/61		GBP	316	199,790
0.625%	07/31/35		GBP	1,411	1,354,331
0.875%	10/22/29		GBP	1,631	1,831,393
1.250%	07/31/51		GBP	1,161	1,034,340
1.500%	07/22/47		GBP	664	645,131
2.500%	07/22/65		GBP	173	216,406
4.250%	12/07/46		GBP	492	775,849
Unsec’d. Notes
1.125%	01/31/39		GBP	386	377,643

TOTAL SOVEREIGN BONDS (cost $220,755,719)					171,100,950

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.4%
Federal Home Loan Mortgage Corp.
1.500%	01/01/51			230	190,876
2.000%	12/01/35			622	580,971
2.000%	03/01/51			42	37,134
2.000%	08/01/51			240	209,628
2.500%	06/01/30			59	58,215
2.500%	07/01/30			29	28,346
2.500%	11/01/35			64	61,612
2.500%	01/01/51			576	522,680
2.500%	08/01/51			266	240,430
2.500%	09/01/51			306	275,898
3.000%	06/01/30			16	15,837
3.000%	09/01/35			52	51,143
3.000%	01/01/37			34	33,318
3.000%	02/01/37			54	52,894
3.000%	05/01/45			61	57,882
3.000%	08/01/46			154	146,417
3.000%	09/01/46			260	246,427
3.000%	02/01/47			104	98,035
3.500%	10/01/30			14	14,376
3.500%	08/01/42			66	65,035
3.500%	01/01/44			67	66,285
3.500%	07/01/45			74	72,152
3.500%	09/01/47			234	229,349
3.500%	11/01/47			434	424,609
3.500%	03/01/48			352	344,475
4.000%	01/01/33			117	119,832
4.000%	06/01/42			32	32,234
4.000%	09/01/44			60	60,276
4.000%	04/01/45			16	16,600
4.000%	05/01/45			44	44,294
4.000%	02/01/46			179	180,599
4.000%	05/01/46			53	53,733
4.000%	01/01/47			73	73,433
4.000%	07/01/52			525	518,316
4.500%	12/01/34			17	17,137
4.500%	03/01/41			79	81,773
4.500%	07/01/41			23	24,140
4.500%	03/01/44			29	29,917
4.500%	12/01/45			58	59,429
5.000%	02/01/42			82	86,742
6.250%	07/15/32	(k)		315	390,975

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
6.750%	03/15/31	(k)	975	$1,221,131
Federal Home Loan Mortgage Corp., MTN
1.865%(s)	12/14/29	(k)	295	230,667
Federal National Mortgage Assoc.
1.500%	11/01/41		216	184,734
2.000%	07/01/30		35	33,139
2.000%	04/01/31		26	24,418
2.000%	05/01/36		196	183,667
2.000%	09/01/36		224	209,478
2.000%	10/01/36		92	85,762
2.000%	02/01/37		220	206,696
2.000%	06/01/40		89	80,040
2.000%	11/01/40		23	20,474
2.000%	12/01/40		176	157,566
2.000%	11/01/41		690	616,669
2.000%	07/01/50		101	87,760
2.000%	09/01/50		706	615,881
2.000%	02/01/51		360	313,668
2.000%	03/01/51		104	91,455
2.000%	03/01/51		131	114,381
2.000%	03/01/51		146	127,782
2.000%	05/01/51		2,213	1,929,715
2.000%	07/01/51		625	545,248
2.000%	08/01/51		3,790	3,299,520
2.500%	05/01/30		40	39,695
2.500%	06/01/30		15	15,054
2.500%	07/01/30		33	32,105
2.500%	07/01/30		40	38,774
2.500%	07/01/30		41	40,039
2.500%	05/01/36		558	533,128
2.500%	09/01/36		218	208,566
2.500%	04/01/37		309	283,929
2.500%	11/01/50		337	306,110
2.500%	07/01/51		499	449,620
2.500%	09/01/51		586	530,465
2.500%	11/01/51		430	389,599
2.500%	12/01/51		225	203,160
2.500%	12/01/51		243	219,094
2.500%	01/01/52		588	531,441
2.500%	02/01/52		533	479,965
2.500%	04/01/52		296	266,469
2.500%	04/01/52		371	334,670
3.000%	06/01/30		48	48,234
3.000%	07/01/30		34	33,541
3.000%	07/01/30		69	68,646
3.000%	09/01/30		35	35,248
3.000%	11/01/30		17	16,540
3.000%	03/01/31		56	56,183
3.000%	06/01/32		90	89,536
3.000%	07/01/33		54	53,202
3.000%	03/01/35		16	16,044
3.000%	09/01/35		28	27,525
3.000%	02/01/37		28	27,031
3.000%	05/01/45		219	207,688
3.000%	06/01/45		161	153,650
3.000%	07/01/45		45	43,253
3.000%	08/01/45		140	132,863
3.000%	01/01/46		24	22,634

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
3.000%	04/01/46		220	$209,779
3.000%	10/01/46		53	50,055
3.000%	10/01/46		77	73,073
3.000%	11/01/46		199	188,495
3.000%	12/01/46		82	78,278
3.000%	12/01/46		338	319,798
3.000%	12/01/50		267	252,062
3.000%	05/01/51		341	321,186
3.000%	08/01/51		253	235,814
3.000%	06/01/52		249	232,239
3.500%	TBA		7,000	6,722,709
3.500%	12/01/29		24	24,351
3.500%	05/01/30		19	19,500
3.500%	10/01/30		35	34,911
3.500%	02/01/36		77	77,054
3.500%	02/01/37		25	24,611
3.500%	06/01/43		149	146,461
3.500%	12/01/46		288	282,750
3.500%	08/01/47		38	37,488
3.500%	09/01/47		166	162,504
3.500%	09/01/47		223	217,778
3.500%	01/01/48		504	493,368
3.500%	03/01/48		200	195,238
3.500%	11/01/48		170	166,271
3.500%	05/01/52		3,107	2,991,450
3.500%	09/01/57		357	348,079
3.500%	05/01/58		140	136,451
4.000%	04/01/35		24	24,242
4.000%	03/01/41		60	60,666
4.000%	11/01/42		78	78,907
4.000%	06/01/44		31	31,257
4.000%	03/01/45		22	21,892
4.000%	01/01/46		66	66,779
4.000%	03/01/46		127	127,725
4.000%	04/01/47		72	72,553
4.000%	07/01/47		143	143,728
4.000%	12/01/47		177	177,629
4.000%	02/01/49		241	241,251
4.500%	08/01/40		31	31,277
4.500%	02/01/41		27	27,563
4.500%	06/01/41		77	78,921
4.500%	09/01/41		13	13,317
4.500%	01/01/42		43	43,998
4.500%	01/01/43		41	42,291
4.500%	03/01/44		18	18,108
4.500%	06/01/48		63	63,925
4.500%	01/01/51		171	175,103
5.000%	05/01/38		44	45,900
5.500%	07/01/38		22	22,951
5.500%	05/01/39		30	31,825
5.500%	05/01/40		16	16,921
6.000%	02/01/36		18	19,477
6.000%	11/01/38		16	17,767
6.000%	09/01/39		38	41,559
6.000%	06/01/40		23	24,755
6.625%	11/15/30	(k)	465	574,752
7.125%	01/15/30	(k)	35	43,927

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
Freddie Mac Coupon Strips
1.998%(s)	07/15/32		104	$70,623
Government National Mortgage Assoc.
2.000%	11/20/50		267	235,595
2.000%	09/20/51		246	218,945
2.000%	11/20/51		400	355,918
2.500%	01/20/47		34	30,980
2.500%	09/20/51		351	322,206
2.500%	12/20/51		2,973	2,729,771
3.000%	11/20/43		146	140,433
3.000%	01/15/45		21	19,728
3.000%	03/15/45		19	18,246
3.000%	01/20/47		195	187,512
3.000%	06/20/47		298	286,208
3.000%	08/20/47		123	117,151
3.000%	07/20/51		295	278,512
3.000%	09/20/51		180	169,570
3.000%	12/20/51		216	204,406
3.500%	04/15/45		18	17,827
3.500%	03/20/47		108	106,378
3.500%	07/20/47		660	649,811
3.500%	08/20/47		157	154,030
3.500%	09/20/47		31	30,218
3.500%	11/20/47		24	24,048
3.500%	12/20/47		23	22,628
3.500%	03/20/48		84	82,863
4.000%	03/15/44		43	43,656
4.000%	01/20/46		61	61,100
4.000%	02/20/46		21	21,139
4.000%	03/20/46		96	95,666
4.000%	07/20/47		170	171,149
4.000%	12/20/47		62	62,065
4.500%	10/15/41		23	24,201
4.500%	07/20/44		90	94,369
4.500%	04/20/45		102	107,396
5.000%	06/15/38		13	13,900
5.000%	06/15/39		22	23,533
5.000%	12/15/39		18	19,421
5.000%	03/15/44		78	82,115
Tennessee Valley Authority Generic Strips, Bonds
2.040%(s)	09/15/30		315	228,773
2.311%(s)	03/15/33		74	48,954

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $50,125,946)				46,220,769

U.S. TREASURY OBLIGATIONS — 1.2%
U.S. Treasury Bonds
1.375%	11/15/40		1,984	1,428,480
1.750%	08/15/41		20,237	15,389,606
1.875%	02/15/41		5,490	4,305,361
2.000%	11/15/41	(h)	24,340	19,327,481
2.000%	08/15/51		2,589	2,001,216
2.250%	05/15/41	(h)(k)	24,495	20,430,361
2.375%	02/15/42		4,195	3,556,573
2.375%	05/15/51	(k)	1,020	861,103
2.500%	02/15/45		61	51,736
2.500%	05/15/46		1,115	944,963
2.875%	05/15/43		2,635	2,400,732

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(continued)
3.625%	08/15/43		12,375	$12,694,043
3.750%	11/15/43		215	224,776
U.S. Treasury Notes
0.250%	03/15/24		2,145	2,047,805
0.250%	05/15/24		3,279	3,116,203
0.375%	08/15/24	(h)(k)	2,227	2,106,603
0.625%	07/31/26		8,334	7,557,245
0.750%	04/30/26	(k)	11,146	10,216,876
1.250%	08/31/24		7,205	6,941,004
1.250%	06/30/28	(h)(k)	1,340	1,205,372
1.250%	08/15/31		1,438	1,237,803
1.625%	10/31/26		687	646,961
1.750%	07/15/22		630	629,975
1.875%	02/15/32		100	90,594
2.000%	02/15/25		42	40,920
2.375%	03/31/29	(h)(k)	1,265	1,211,238
2.875%	04/30/29	(h)	145	143,323
2.875%	05/15/32		428	423,252
U.S. Treasury Strips Coupon
1.916%(s)	02/15/38	(k)	625	377,783
1.961%(s)	11/15/40	(k)	5,785	3,076,445
1.964%(s)	08/15/41	(h)	7,655	3,892,089
2.022%(s)	11/15/41		30	15,052
2.040%(s)	08/15/42		20	9,694
2.052%(s)	11/15/43		245	113,657
2.054%(s)	02/15/45		45	19,997
2.069%(s)	05/15/43	(k)	3,015	1,419,406
2.073%(s)	02/15/43		4,385	2,085,787
2.107%(s)	11/15/44		180	80,431
2.117%(s)	05/15/44		1,220	554,623
2.119%(s)	08/15/45		6,235	2,732,927
2.122%(s)	08/15/44	(k)	600	270,820
2.125%(s)	05/15/45	(k)	640	282,575

TOTAL U.S. TREASURY OBLIGATIONS (cost $162,633,141)				136,162,891

TOTAL LONG-TERM INVESTMENTS (cost $9,940,704,388)				8,957,072,280

			Shares

SHORT-TERM INVESTMENTS — 22.3%
AFFILIATED MUTUAL FUNDS — 20.9%
PGIM Core Ultra Short Bond Fund(wd)			2,226,945,504	2,226,945,504
PGIM Institutional Money Market Fund (cost $141,189,579; includes $141,065,211 of cash collateral for securities on loan)(b)(wd)			141,304,556	141,177,382

TOTAL AFFILIATED MUTUAL FUNDS (cost $2,368,135,083)				2,368,122,886

Interest Rate	Maturity Date		Principal Amount (000)#

COMMERCIAL PAPER(n) — 0.0%
NRW Bank
1.531%	07/11/22		2,700	2,698,753

(cost $2,698,852)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

FOREIGN TREASURY OBLIGATIONS(n) — 0.0%
Japan Treasury Discount Bills, Series 1073
(0.113)%	07/25/22		JPY	347,200	$2,559,297
Japan Treasury Discount Bills, Series 1086
(0.094)%	09/12/22		JPY	360,900	2,660,753

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $5,446,939)					5,220,050

U.S. TREASURY OBLIGATIONS(n) — 1.3%
U.S. Treasury Bills
1.123%	07/19/22			825	824,568
1.232%	09/15/22	(h)(k)		141,250	140,776,173

TOTAL U.S. TREASURY OBLIGATIONS (cost $141,708,281)					141,600,741

				Shares

UNAFFILIATED FUND — 0.1%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Shares)				6,777,191	6,777,191

(cost $6,777,191)
OPTIONS PURCHASED*~ — 0.0% (cost $662,029)					1,315,671

TOTAL SHORT-TERM INVESTMENTS (cost $2,525,428,375)					2,525,735,292

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—101.2% (cost $12,466,132,763)					11,482,807,572

OPTIONS WRITTEN*~ — (0.0)% (premiums received $535,641)					(445,682)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—101.2% (cost $12,465,597,122)					11,482,361,890
Liabilities in excess of other assets(z) — (1.2)%					(135,711,884)

NET ASSETS — 100.0%					$11,346,650,006

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $418,340 and 0.0% of net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $136,886,591; cash collateral of $141,065,211 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2022.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

Currency Option EUR vs CHF	Call	Citibank, N.A.	09/02/22	1.05	—	EUR	123	$5,623
Currency Option USD vs CHF	Call	JPMorgan Chase Bank, N.A.	07/21/22	0.99	—		1,231	833
Currency Option EUR vs USD	Put	Morgan Stanley & Co. International PLC	07/14/22	1.01	—	EUR	2,373	1,464
Currency Option USD vs CAD	Put	Bank of America, N.A.	07/05/22	1.22	—		3,974	—
Currency Option USD vs CAD	Put	Citibank, N.A.	07/12/22	1.24	—		3,885	145
Currency Option USD vs JPY	Put	Citibank, N.A.	07/19/22	134.00	—		1,203	8,351
Currency Option USD vs JPY	Put	Morgan Stanley & Co. International PLC	09/29/22	115.00	—		264	2,251
Currency Option USD vs JPY	Put	Bank of America, N.A.	11/10/22	122.00	—		251	12,215
Currency Option USD vs JPY	Put	Deutsche Bank AG	02/23/23	112.00	—		371	6,589
Currency Option USD vs ZAR	Put	Bank of America, N.A.	08/22/22	15.45	—		1,202	6,523

Total OTC Traded (cost $ 199,720)								$43,994

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	17,740	$—
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	18,580	—
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	17,740	—

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	18,580	$—
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	08/17/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	18,580	10
CDX.NA.IG.38.V1, 06/20/27	Call	Deutsche Bank AG	08/17/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	11,450	6
CDX.NA.IG.38.V1, 06/20/27	Call	JPMorgan Chase Bank, N.A.	08/17/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	11,450	6
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	0.70%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	18,580	267,190
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	07/20/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	18,580	225,228
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	17,740	195,086
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	07/20/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	17,740	195,086
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	08/17/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	18,580	216,933
CDX.NA.IG.38.V1, 06/20/27	Put	JPMorgan Chase Bank, N.A.	08/17/22	0.88%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	11,450	90,364
CDX.NA.IG.38.V1, 06/20/27	Put	Deutsche Bank AG	08/17/22	0.90%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	11,450	81,768

Total OTC Swaptions (cost $462,309)								$1,271,677

Total Options Purchased (cost $662,029)								$1,315,671

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

Currency Option USD vs CHF	Call	JPMorgan Chase Bank, N.A.	07/21/22	1.01	—		2,463	$(405)
Currency Option USD vs ZAR	Call	Bank of America, N.A.	08/22/22	16.75	—		1,202	(20,420)
Currency Option EUR vs USD	Put	Morgan Stanley & Co. International PLC	07/14/22	0.97	—	EUR	3,560	(185)
Currency Option USD vs JPY	Put	Citibank, N.A.	07/19/22	131.00	—		2,405	(5,883)

Total OTC Traded (premiums received $45,313)								$(26,893)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.63%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	18,580	$(110)
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	07/20/22	0.65%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	18,580	(235)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	17,740	(460)

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	07/20/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	17,740	$(460)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	08/17/22	0.70%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	18,580	(2,193)
CDX.NA.IG.38.V1, 06/20/27	Call	JPMorgan Chase Bank, N.A.	08/17/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	11,450	(1,652)
CDX.NA.IG.38.V1, 06/20/27	Call	Deutsche Bank AG	08/17/22	0.80%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	11,450	(2,491)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	0.95%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	18,580	(76,769)
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	07/20/22	0.98%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	18,580	(64,828)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	1.05%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	17,740	(37,023)
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	07/20/22	1.05%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	17,740	(37,023)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	08/17/22	1.03%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	18,580	(81,498)
CDX.NA.IG.38.V1, 06/20/27	Put	JPMorgan Chase Bank, N.A.	08/17/22	1.13%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	11,450	(34,324)
CDX.NA.IG.38.V1, 06/20/27	Put	Deutsche Bank AG	08/17/22	1.15%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	11,450	(31,282)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	09/21/22	1.33%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	9,350	(27,592)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	09/21/22	1.45%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	9,350	(20,849)

Total OTC Swaptions (premiums received $490,328)								$(418,789)

Total Options Written (premiums received $535,641)								$(445,682)

Futures contracts outstanding at June 30, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
1,456	2 Year U.S. Treasury Notes	Sep. 2022	$305,782,751	$(673,682)
8	5 Year Canadian Government Bonds	Sep. 2022	701,616	2,338
3,634	5 Year U.S. Treasury Notes	Sep. 2022	407,916,500	(442,043)
32	10 Year Australian Treasury Bonds	Sep. 2022	2,626,152	11,032
9	10 Year Canadian Government Bonds	Sep. 2022	866,928	(26,278)
45	10 Year U.K. Gilt	Sep. 2022	6,243,653	(217,512)
3,386	10 Year U.S. Treasury Notes	Sep. 2022	401,346,813	404,151
414	20 Year U.S. Treasury Bonds	Sep. 2022	57,390,750	(306,237)
737	30 Year U.S. Ultra Treasury Bonds	Sep. 2022	113,751,344	2,754,810
33	Euro-BTP Italian Government Bond	Sep. 2022	4,257,779	(153,918)
3,238	Mini MSCI EAFE Index	Sep. 2022	300,583,540	2,477,827
735	Russell 2000 E-Mini Index	Sep. 2022	62,769,000	(279,551)
4,898	S&P 500 E-Mini Index	Sep. 2022	928,048,550	6,690,212

				10,241,149

Short Positions:
137	2 Year U.S. Treasury Notes	Sep. 2022	28,772,141	(208,470)
234	5 Year Euro-Bobl	Sep. 2022	30,453,909	119,650
4	5 Year U.S. Treasury Notes	Sep. 2022	449,000	(632)

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Futures contracts outstanding at June 30, 2022 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Positions (cont’d):
8	10 Year Canadian Government Bonds	Sep. 2022	$770,603	$(487)
182	10 Year Euro-Bund	Sep. 2022	28,376,348	463,825
8	10 Year Japanese Government Bonds	Sep. 2022	8,762,382	(19,195)
45	10 Year U.K. Gilt	Sep. 2022	6,243,653	(79,648)
270	10 Year U.S. Ultra Treasury Notes	Sep. 2022	34,391,250	185,875
415	20 Year U.S. Treasury Bonds	Sep. 2022	57,529,375	(305,113)
21	30 Year Euro Buxl	Sep. 2022	3,599,457	149,622
50	British Pound Currency	Sep. 2022	3,812,188	129,891
762	Euro Currency	Sep. 2022	100,374,450	2,205,640
92	Euro Schatz Index	Sep. 2022	10,522,822	13,353
26	Euro-OAT	Sep. 2022	3,774,485	45,191

				2,699,502

				$12,940,651

Forward foreign currency exchange contracts outstanding at June 30, 2022:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/07/22	Bank of America, N.A.	AUD	880	$607,402	$607,429	$27	$—
Expiring 07/07/22	Bank of America, N.A.	AUD	860	596,365	593,624	—	(2,741)
Expiring 07/07/22	Citibank, N.A.	AUD	1,700	1,224,819	1,173,443	—	(51,376)
Expiring 07/07/22	Citibank, N.A.	AUD	880	628,135	607,430	—	(20,705)
Expiring 07/07/22	Citibank, N.A.	AUD	870	597,944	600,527	2,583	—
Expiring 07/07/22	Citibank, N.A.	AUD	563	388,771	388,617	—	(154)
Expiring 07/07/22	Deutsche Bank AG	AUD	5,815	4,014,095	4,013,868	—	(227)
Expiring 07/07/22	Deutsche Bank AG	AUD	1,711	1,181,103	1,181,036	—	(67)
Expiring 07/07/22	Deutsche Bank AG	AUD	770	552,725	531,501	—	(21,224)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	4,305	3,091,857	2,971,573	—	(120,284)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	3,445	2,412,068	2,377,949	—	(34,119)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	1,700	1,228,310	1,173,444	—	(54,866)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	865	598,903	597,076	—	(1,827)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	860	622,782	593,625	—	(29,157)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	855	617,641	590,173	—	(27,468)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	480	343,088	331,325	—	(11,763)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	AUD	649	450,161	448,027	—	(2,134)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	AUD	580	416,000	400,220	—	(15,780)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	AUD	557	388,000	384,555	—	(3,445)
Expiring 07/19/22	The Toronto-Dominion Bank	AUD	209	150,143	144,397	—	(5,746)
Expiring 08/05/22	Bank of America, N.A.	AUD	410	282,371	283,081	710	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	AUD	880	608,250	607,590	—	(660)
Brazilian Real,
Expiring 07/05/22	Bank of America, N.A.	BRL	1,620	339,711	309,077	—	(30,634)
Expiring 07/05/22	Citibank, N.A.	BRL	23,307	4,786,857	4,446,786	—	(340,071)
Expiring 07/05/22	Citibank, N.A.	BRL	2,522	518,024	481,222	—	(36,802)
Expiring 07/05/22	Citibank, N.A.	BRL	1,427	272,849	272,255	—	(594)
Expiring 07/05/22	Citibank, N.A.	BRL	1,105	232,715	210,821	—	(21,894)
Expiring 07/05/22	Citibank, N.A.	BRL	650	124,093	124,012	—	(81)
Expiring 07/05/22	Deutsche Bank AG	BRL	7,022	1,363,000	1,339,691	—	(23,309)
Expiring 07/05/22	JPMorgan Chase Bank, N.A.	BRL	970	185,185	185,065	—	(120)
Expiring 08/02/22	Goldman Sachs International	BRL	4,382	831,000	828,923	—	(2,077)
Expiring 08/02/22	The Toronto-Dominion Bank	BRL	30,569	5,799,257	5,782,457	—	(16,800)

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound,
Expiring 07/05/22	Barclays Bank PLC	GBP	157	$193,376	$191,733	$—	$(1,643)
Expiring 07/05/22	BNP Paribas S.A.	GBP	5,999	7,357,027	7,303,408	—	(53,619)
Expiring 07/07/22	Bank of America, N.A.	GBP	11,185	13,588,433	13,616,496	28,063	—
Expiring 07/07/22	Bank of America, N.A.	GBP	847	1,058,403	1,031,129	—	(27,274)
Expiring 07/07/22	Bank of America, N.A.	GBP	386	468,944	469,912	968	—
Expiring 07/07/22	Bank of America, N.A.	GBP	231	292,165	281,217	—	(10,948)
Expiring 07/07/22	Citibank, N.A.	GBP	491	599,955	597,738	—	(2,217)
Expiring 07/07/22	Citibank, N.A.	GBP	31	38,254	37,739	—	(515)
Expiring 07/07/22	Deutsche Bank AG	GBP	496	595,999	603,825	7,826	—
Expiring 07/07/22	Deutsche Bank AG	GBP	491	599,842	597,738	—	(2,104)
Expiring 07/07/22	Deutsche Bank AG	GBP	31	37,412	37,739	327	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	GBP	495	608,174	602,607	—	(5,567)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	GBP	291	357,413	354,261	—	(3,152)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	GBP	271	340,356	329,912	—	(10,444)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	GBP	31	37,205	37,739	534	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	GBP	31	38,183	37,739	—	(444)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	GBP	7,819	9,622,679	9,521,085	—	(101,594)
Expiring 07/19/22	Morgan Stanley & Co. International PLC	GBP	439	533,347	534,668	1,321	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	GBP	322	404,571	392,162	—	(12,409)
Expiring 07/19/22	Morgan Stanley & Co. International PLC	GBP	199	250,683	242,145	—	(8,538)
Expiring 08/05/22	Bank of America, N.A.	GBP	847	1,029,520	1,031,716	2,196	—
Canadian Dollar,
Expiring 07/07/22	Bank of America, N.A.	CAD	12,382	9,609,624	9,619,725	10,101	—
Expiring 07/07/22	Bank of America, N.A.	CAD	1,245	966,241	967,257	1,016	—
Expiring 07/07/22	Bank of America, N.A.	CAD	780	602,171	605,992	3,821	—
Expiring 07/07/22	Bank of America, N.A.	CAD	423	328,289	328,634	345	—
Expiring 07/07/22	Citibank, N.A.	CAD	785	605,451	609,876	4,425	—
Expiring 07/07/22	Citibank, N.A.	CAD	390	306,586	302,995	—	(3,591)
Expiring 07/07/22	Deutsche Bank AG	CAD	785	607,296	609,876	2,580	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	1,585	1,250,226	1,231,406	—	(18,820)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	785	622,389	609,875	—	(12,514)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	780	603,575	605,991	2,416	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	775	608,339	602,106	—	(6,233)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	775	599,706	602,107	2,401	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	430	339,727	334,072	—	(5,655)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	275	219,295	213,651	—	(5,644)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	CAD	1,353	1,051,064	1,051,398	334	—
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	CAD	522	403,000	405,917	2,917	—
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	CAD	199	155,736	154,661	—	(1,075)
Expiring 07/19/22	Morgan Stanley & Co. International PLC	CAD	299	231,644	232,144	500	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	CAD	665	515,519	516,620	1,101	—
Chilean Peso,
Expiring 07/07/22	Bank of America, N.A.	CLP	309,700	374,577	337,052	—	(37,525)
Expiring 07/07/22	Bank of America, N.A.	CLP	212,100	237,994	230,832	—	(7,162)
Expiring 07/07/22	Bank of America, N.A.	CLP	212,100	238,906	230,833	—	(8,073)
Expiring 07/07/22	Bank of America, N.A.	CLP	133,200	160,734	144,964	—	(15,770)
Expiring 07/07/22	Citibank, N.A.	CLP	310,400	356,638	337,813	—	(18,825)
Expiring 07/07/22	Citibank, N.A.	CLP	211,500	245,502	230,179	—	(15,323)
Expiring 07/07/22	Deutsche Bank AG	CLP	314,000	360,671	341,732	—	(18,939)
Expiring 08/05/22	Bank of America, N.A.	CLP	993,800	1,081,746	1,074,367	—	(7,379)
Expiring 09/21/22	BNP Paribas S.A.	CLP	355,880	426,204	381,139	—	(45,065)
Chinese Renminbi,
Expiring 07/07/22	Bank of America, N.A.	CNH	1,929	290,023	288,218	—	(1,805)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CNH	5,215	778,350	779,190	840	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CNH	2,247	334,394	335,731	1,337	—

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CNH	2,053	$306,541	$306,745	$204	$—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CNH	1,790	267,161	267,449	288	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CNH	1,223	181,100	182,733	1,633	—
Expiring 08/05/22	Citibank, N.A.	CNH	2,034	303,750	303,790	40	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	CNH	1,018	152,045	152,044	—	(1)
Expiring 08/23/22	Morgan Stanley & Co. International PLC	CNH	952	142,006	142,242	236	—
Colombian Peso,
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	COP	150,576	36,548	36,226	—	(322)
Expiring 09/21/22	Citibank, N.A.	COP	7,749,650	2,003,400	1,840,941	—	(162,459)
Expiring 09/21/22	Citibank, N.A.	COP	1,389,530	359,214	330,085	—	(29,129)
Czech Koruna,
Expiring 07/07/22	Bank of America, N.A.	CZK	12,080	508,525	511,182	2,657	—
Expiring 07/07/22	Bank of America, N.A.	CZK	7,464	320,619	315,851	—	(4,768)
Expiring 07/07/22	Citibank, N.A.	CZK	6,660	289,356	281,827	—	(7,529)
Expiring 07/07/22	Citibank, N.A.	CZK	4,550	191,534	192,540	1,006	—
Expiring 07/07/22	Citibank, N.A.	CZK	4,280	180,622	181,114	492	—
Expiring 07/19/22	Barclays Bank PLC	CZK	25,163	1,070,000	1,062,920	—	(7,080)
Expiring 07/19/22	Morgan Stanley & Co. International PLC	CZK	35,524	1,511,000	1,500,599	—	(10,401)
Expiring 07/19/22	Morgan Stanley & Co. International PLC	CZK	9,232	399,000	389,960	—	(9,040)
Expiring 08/05/22	Bank of America, N.A.	CZK	9,294	389,488	391,652	2,164	—
Danish Krone,
Expiring 07/07/22	Deutsche Bank AG	DKK	3,244	453,909	457,265	3,356	—
Euro,
Expiring 07/05/22	Citibank, N.A.	EUR	884	921,358	926,620	5,262	—
Expiring 07/05/22	HSBC Bank PLC	EUR	423	442,623	443,288	665	—
Expiring 07/05/22	The Toronto-Dominion Bank	EUR	23,821	25,096,997	24,971,437	—	(125,560)
Expiring 07/07/22	Bank of America, N.A.	EUR	144	151,843	150,971	—	(872)
Expiring 07/07/22	Bank of America, N.A.	EUR	144	151,698	150,971	—	(727)
Expiring 07/07/22	Citibank, N.A.	EUR	144	153,738	150,971	—	(2,767)
Expiring 07/07/22	Citibank, N.A.	EUR	36	38,655	37,743	—	(912)
Expiring 07/07/22	Citibank, N.A.	EUR	36	37,821	37,742	—	(79)
Expiring 07/07/22	Deutsche Bank AG	EUR	1,738	1,873,132	1,822,134	—	(50,998)
Expiring 07/07/22	Deutsche Bank AG	EUR	580	622,406	608,077	—	(14,329)
Expiring 07/07/22	Deutsche Bank AG	EUR	577	609,908	604,931	—	(4,977)
Expiring 07/07/22	Deutsche Bank AG	EUR	575	618,546	602,834	—	(15,712)
Expiring 07/07/22	Deutsche Bank AG	EUR	570	601,582	597,594	—	(3,988)
Expiring 07/07/22	Deutsche Bank AG	EUR	192	203,004	201,294	—	(1,710)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	40,110	41,754,951	42,051,645	296,694	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	3,713	3,964,823	3,892,739	—	(72,084)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	2,698	2,808,648	2,828,605	19,957	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	2,301	2,468,540	2,412,386	—	(56,154)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	1,313	1,409,779	1,376,560	—	(33,219)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	638	665,842	668,884	3,042	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	580	622,830	608,077	—	(14,753)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	579	606,232	607,028	796	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	576	603,437	603,883	446	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	572	612,031	599,689	—	(12,342)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	476	498,009	499,042	1,033	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	405	426,617	424,605	—	(2,012)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	337	359,821	353,313	—	(6,508)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	204	216,929	213,875	—	(3,054)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	173	186,056	181,375	—	(4,681)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	144	151,798	150,970	—	(828)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	36	38,536	37,743	—	(793)
Expiring 07/19/22	HSBC Bank PLC	EUR	5,551	5,947,533	5,823,977	—	(123,556)

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	EUR	17,486	$18,554,039	$18,346,614	$—	$(207,425)
Expiring 07/19/22	Morgan Stanley & Co. International PLC	EUR	1,485	1,554,173	1,558,405	4,232	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	EUR	1,386	1,467,816	1,454,016	—	(13,800)
Expiring 07/19/22	The Toronto-Dominion Bank	EUR	294	315,520	308,286	—	(7,234)
Expiring 08/02/22	Morgan Stanley & Co. International PLC	EUR	806	851,981	846,638	—	(5,343)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	EUR	2,137	2,228,855	2,244,900	16,045	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	EUR	1,677	1,756,864	1,761,674	4,810	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	EUR	1,155	1,213,184	1,213,317	133	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	EUR	1,046	1,103,409	1,098,813	—	(4,596)
Hungarian Forint,
Expiring 07/07/22	Citibank, N.A.	HUF	69,800	183,297	184,288	991	—
Expiring 07/07/22	Citibank, N.A.	HUF	59,716	159,649	157,664	—	(1,985)
Expiring 07/19/22	Barclays Bank PLC	HUF	267,920	759,088	706,002	—	(53,086)
Expiring 07/19/22	BNP Paribas S.A.	HUF	59,311	163,739	156,291	—	(7,448)
Expiring 07/19/22	Citibank, N.A.	HUF	363,115	953,000	956,852	3,852	—
Expiring 07/19/22	Goldman Sachs International	HUF	293,773	797,000	774,127	—	(22,873)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	HUF	262,841	689,000	692,617	3,617	—
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	HUF	261,708	693,000	689,633	—	(3,367)
Expiring 07/19/22	Morgan Stanley & Co. International PLC	HUF	496,658	1,303,000	1,308,754	5,754	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	HUF	320,907	850,000	845,630	—	(4,370)
Expiring 08/05/22	Citibank, N.A.	HUF	59,716	156,060	156,920	860	—
Indian Rupee,
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	INR	105,132	1,330,616	1,330,464	—	(152)
Indonesian Rupiah,
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	IDR	17,788,271	1,196,655	1,189,493	—	(7,162)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	IDR	1,658,000	111,537	110,869	—	(668)
Israeli Shekel,
Expiring 07/07/22	Bank of America, N.A.	ILS	2,330	666,857	667,239	382	—
Expiring 07/07/22	Bank of America, N.A.	ILS	620	177,447	177,549	102	—
Expiring 09/21/22	Barclays Bank PLC	ILS	585	176,632	168,608	—	(8,024)
Expiring 09/21/22	Citibank, N.A.	ILS	585	176,792	168,608	—	(8,184)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ILS	1,743	516,000	501,896	—	(14,104)
Expiring 09/21/22	Morgan Stanley & Co. International PLC	ILS	552	158,518	159,019	501	—
Japanese Yen,
Expiring 07/07/22	Bank of America, N.A.	JPY	410,900	3,056,908	3,029,595	—	(27,313)
Expiring 07/07/22	Bank of America, N.A.	JPY	165,500	1,231,577	1,220,243	—	(11,334)
Expiring 07/07/22	Bank of America, N.A.	JPY	81,100	605,947	597,956	—	(7,991)
Expiring 07/07/22	Bank of America, N.A.	JPY	80,400	620,960	592,795	—	(28,165)
Expiring 07/07/22	Citibank, N.A.	JPY	5,343,261	39,284,062	39,396,241	112,179	—
Expiring 07/07/22	Citibank, N.A.	JPY	672,400	5,172,586	4,957,653	—	(214,933)
Expiring 07/07/22	Citibank, N.A.	JPY	82,500	606,551	608,279	1,728	—
Expiring 07/07/22	Citibank, N.A.	JPY	80,400	599,831	592,795	—	(7,036)
Expiring 07/07/22	Citibank, N.A.	JPY	79,500	623,331	586,160	—	(37,171)
Expiring 07/07/22	Citibank, N.A.	JPY	55,300	433,666	407,731	—	(25,935)
Expiring 07/07/22	Citibank, N.A.	JPY	5,100	38,349	37,603	—	(746)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	210,865	1,566,723	1,554,722	—	(12,001)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	162,100	1,205,554	1,195,175	—	(10,379)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	82,400	615,488	607,541	—	(7,947)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	82,100	602,969	605,329	2,360	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	82,000	602,395	604,592	2,197	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	80,500	601,534	593,532	—	(8,002)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	80,400	604,842	592,795	—	(12,047)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	14,500	107,477	106,909	—	(568)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	14,500	107,462	106,909	—	(553)
Expiring 07/19/22	HSBC Bank PLC	JPY	179,991	1,441,979	1,328,059	—	(113,920)

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 07/19/22	HSBC Bank PLC	JPY	84,650	$678,170	$624,593	$—	$(53,577)
Expiring 07/19/22	Morgan Stanley & Co. International PLC	JPY	50,258	370,216	370,830	614	—
Expiring 08/05/22	Citibank, N.A.	JPY	531,000	3,910,637	3,922,334	11,697	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	JPY	59,100	435,838	436,554	716	—
Malaysian Ringgit,
Expiring 07/07/22	Deutsche Bank AG	MYR	5,070	1,149,399	1,153,583	4,184	—
Mexican Peso,
Expiring 07/07/22	Bank of America, N.A.	MXN	7,400	357,108	367,524	10,416	—
Expiring 07/07/22	Bank of America, N.A.	MXN	4,990	242,092	247,831	5,739	—
Expiring 07/07/22	Bank of America, N.A.	MXN	4,970	239,668	246,837	7,169	—
Expiring 07/07/22	Citibank, N.A.	MXN	116,562	5,887,981	5,789,111	—	(98,870)
Expiring 07/07/22	Citibank, N.A.	MXN	24,909	1,234,041	1,237,118	3,077	—
Expiring 07/07/22	Citibank, N.A.	MXN	7,300	363,245	362,558	—	(687)
Expiring 07/07/22	Citibank, N.A.	MXN	6,060	293,754	300,973	7,219	—
Expiring 07/07/22	Citibank, N.A.	MXN	4,970	239,728	246,837	7,109	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	MXN	15,020	756,685	745,976	—	(10,709)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	MXN	12,170	604,252	604,429	177	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	MXN	12,130	612,626	602,443	—	(10,183)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	MXN	8,440	424,526	419,177	—	(5,349)
Expiring 08/05/22	Citibank, N.A.	MXN	71,697	3,533,526	3,541,977	8,451	—
Expiring 08/05/22	Citibank, N.A.	MXN	12,170	603,060	601,222	—	(1,838)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	MXN	3,980	196,174	196,620	446	—
Expiring 09/21/22	BNP Paribas S.A.	MXN	19,136	958,000	937,024	—	(20,976)
Expiring 09/21/22	HSBC Bank PLC	MXN	57,714	2,874,970	2,826,093	—	(48,877)
Expiring 09/21/22	HSBC Bank PLC	MXN	5,292	263,639	259,157	—	(4,482)
New Taiwanese Dollar,
Expiring 07/07/22	Bank of America, N.A.	TWD	73,250	2,505,730	2,463,883	—	(41,847)
Expiring 07/07/22	Bank of America, N.A.	TWD	54,360	1,836,797	1,828,487	—	(8,310)
Expiring 07/07/22	Citibank, N.A.	TWD	86,735	2,907,643	2,917,472	9,829	—
Expiring 07/07/22	Citibank, N.A.	TWD	72,440	2,481,247	2,436,637	—	(44,610)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	TWD	6,840	237,376	230,074	—	(7,302)
New Zealand Dollar,
Expiring 07/07/22	Citibank, N.A.	NZD	975	609,591	608,922	—	(669)
Expiring 07/07/22	Citibank, N.A.	NZD	950	593,834	593,309	—	(525)
Expiring 07/07/22	Deutsche Bank AG	NZD	2,885	1,878,634	1,801,786	—	(76,848)
Expiring 07/07/22	Deutsche Bank AG	NZD	975	608,236	608,922	686	—
Expiring 07/07/22	Deutsche Bank AG	NZD	950	596,868	593,309	—	(3,559)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	8,100	5,052,278	5,058,742	6,464	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	3,785	2,455,102	2,363,868	—	(91,234)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	1,945	1,210,158	1,214,722	4,564	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	1,915	1,210,728	1,195,986	—	(14,742)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	1,215	757,842	758,812	970	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	975	607,378	608,923	1,545	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	970	605,649	605,800	151	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	950	594,440	593,309	—	(1,131)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	555	346,948	346,617	—	(331)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	445	289,346	277,919	—	(11,427)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	410	268,094	256,060	—	(12,034)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	NZD	704	480,204	439,456	—	(40,748)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	NZD	606	413,684	378,581	—	(35,103)
Expiring 08/05/22	Citibank, N.A.	NZD	333	206,964	207,910	946	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	NZD	1,945	1,214,571	1,214,367	—	(204)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	NZD	485	302,868	302,811	—	(57)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	NZD	455	282,791	284,081	1,290	—

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone,
Expiring 07/07/22	Bank of America, N.A.	NOK	5,990	$601,880	$608,192	$6,312	$—
Expiring 07/07/22	Deutsche Bank AG	NOK	24,452	2,587,000	2,482,722	—	(104,278)
Expiring 07/07/22	Deutsche Bank AG	NOK	10,561	1,064,703	1,072,306	7,603	—
Expiring 07/07/22	Deutsche Bank AG	NOK	5,910	592,854	600,070	7,216	—
Expiring 07/07/22	Deutsche Bank AG	NOK	5,910	591,726	600,069	8,343	—
Expiring 07/07/22	Deutsche Bank AG	NOK	1,690	168,725	171,593	2,868	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NOK	5,900	597,360	599,054	1,694	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	NOK	3,212	364,631	326,216	—	(38,415)
Expiring 08/05/22	Bank of America, N.A.	NOK	5,960	604,898	605,522	624	—
Expiring 08/05/22	Deutsche Bank AG	NOK	20,662	2,084,144	2,099,210	15,066	—
Peruvian Nuevo Sol,
Expiring 07/07/22	Citibank, N.A.	PEN	1,416	369,327	369,558	231	—
Expiring 07/07/22	Citibank, N.A.	PEN	1,120	304,389	292,306	—	(12,083)
Expiring 09/21/22	Barclays Bank PLC	PEN	1,994	531,394	516,321	—	(15,073)
Expiring 09/21/22	Barclays Bank PLC	PEN	1,994	531,429	516,358	—	(15,071)
Expiring 09/21/22	BNP Paribas S.A.	PEN	9,933	2,610,985	2,572,068	—	(38,917)
Expiring 09/21/22	Citibank, N.A.	PEN	1,582	423,177	409,638	—	(13,539)
Philippine Peso,
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	PHP	7,980	145,268	145,057	—	(211)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	PHP	4,230	80,759	76,891	—	(3,868)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	178,389	3,331,253	3,223,310	—	(107,943)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	104,061	1,915,000	1,880,284	—	(34,716)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	89,313	1,658,000	1,613,802	—	(44,198)
Expiring 09/21/22	The Toronto-Dominion Bank	PHP	101,437	1,896,012	1,832,862	—	(63,150)
Polish Zloty,
Expiring 07/07/22	Citibank, N.A.	PLN	1,640	363,982	365,618	1,636	—
Expiring 07/07/22	Citibank, N.A.	PLN	910	210,390	202,873	—	(7,517)
Expiring 07/07/22	Citibank, N.A.	PLN	640	142,042	142,680	638	—
Expiring 07/19/22	BNP Paribas S.A.	PLN	4,979	1,161,000	1,108,020	—	(52,980)
Expiring 07/19/22	BNP Paribas S.A.	PLN	2,967	661,000	660,199	—	(801)
Expiring 07/19/22	Citibank, N.A.	PLN	2,211	494,000	492,018	—	(1,982)
Expiring 07/19/22	HSBC Bank PLC	PLN	4,337	1,005,424	965,220	—	(40,204)
Expiring 07/19/22	HSBC Bank PLC	PLN	3,665	844,998	815,628	—	(29,370)
Expiring 07/19/22	HSBC Bank PLC	PLN	3,026	701,000	673,476	—	(27,524)
Expiring 07/19/22	HSBC Bank PLC	PLN	2,289	530,564	509,348	—	(21,216)
Expiring 07/19/22	HSBC Bank PLC	PLN	1,934	445,908	430,409	—	(15,499)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	PLN	5,080	1,133,000	1,130,425	—	(2,575)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	PLN	3,917	883,000	871,673	—	(11,327)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	PLN	3,562	797,000	792,762	—	(4,238)
Expiring 07/19/22	The Toronto-Dominion Bank	PLN	591	137,333	131,524	—	(5,809)
Singapore Dollar,
Expiring 07/07/22	Citibank, N.A.	SGD	1,170	839,994	842,146	2,152	—
Expiring 07/07/22	Citibank, N.A.	SGD	354	254,152	254,803	651	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	SGD	220	158,690	158,352	—	(338)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	SGD	132	95,167	95,012	—	(155)
Expiring 09/21/22	BNP Paribas S.A.	SGD	463	337,567	333,733	—	(3,834)
Expiring 09/21/22	HSBC Bank PLC	SGD	1,077	778,000	775,453	—	(2,547)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	SGD	1,422	1,026,000	1,023,935	—	(2,065)
South African Rand,
Expiring 07/07/22	Bank of America, N.A.	ZAR	9,790	623,428	601,347	—	(22,081)
Expiring 07/07/22	Bank of America, N.A.	ZAR	9,620	617,906	590,904	—	(27,002)
Expiring 07/07/22	Bank of America, N.A.	ZAR	6,070	378,859	372,847	—	(6,012)
Expiring 07/07/22	Bank of America, N.A.	ZAR	6,000	376,996	368,548	—	(8,448)
Expiring 07/07/22	Bank of America, N.A.	ZAR	5,880	360,007	361,176	1,169	—
Expiring 07/07/22	Bank of America, N.A.	ZAR	5,770	370,787	354,420	—	(16,367)

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 07/07/22	Bank of America, N.A.	ZAR	3,940	$241,229	$242,012	$783	$—
Expiring 07/07/22	Bank of America, N.A.	ZAR	3,870	240,410	237,713	—	(2,697)
Expiring 07/07/22	Bank of America, N.A.	ZAR	3,870	244,156	237,713	—	(6,443)
Expiring 07/07/22	Bank of America, N.A.	ZAR	3,870	245,022	237,713	—	(7,309)
Expiring 07/07/22	Bank of America, N.A.	ZAR	3,820	238,661	234,642	—	(4,019)
Expiring 07/07/22	Citibank, N.A.	ZAR	76,430	4,895,405	4,694,680	—	(200,725)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	ZAR	21,260	1,323,168	1,305,887	—	(17,281)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	ZAR	3,870	242,146	237,713	—	(4,433)
Expiring 08/05/22	Citibank, N.A.	ZAR	87,940	5,338,562	5,385,347	46,785	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	ZAR	9,820	599,523	601,366	1,843	—
Expiring 09/21/22	HSBC Bank PLC	ZAR	4,373	267,691	266,551	—	(1,140)
Expiring 09/21/22	HSBC Bank PLC	ZAR	4,089	260,149	249,215	—	(10,934)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	15,172	934,000	924,687	—	(9,313)
South Korean Won,
Expiring 07/07/22	Citibank, N.A.	KRW	4,951,282	3,808,678	3,841,761	33,083	—
Expiring 07/07/22	Citibank, N.A.	KRW	1,573,950	1,210,731	1,221,248	10,517	—
Expiring 07/07/22	Citibank, N.A.	KRW	786,270	609,843	610,077	234	—
Expiring 07/07/22	Citibank, N.A.	KRW	774,160	601,289	600,680	—	(609)
Expiring 07/07/22	Deutsche Bank AG	KRW	831,400	644,197	645,094	897	—
Expiring 07/07/22	Deutsche Bank AG	KRW	774,420	600,233	600,883	650	—
Expiring 07/07/22	Deutsche Bank AG	KRW	446,870	357,553	346,732	—	(10,821)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	KRW	1,564,740	1,214,860	1,214,101	—	(759)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	KRW	1,530,980	1,229,703	1,187,907	—	(41,796)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	KRW	782,370	608,754	607,051	—	(1,703)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	KRW	778,800	603,440	604,280	840	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	KRW	765,490	614,457	593,954	—	(20,503)
Expiring 08/05/22	Deutsche Bank AG	KRW	236,610	182,260	183,681	1,421	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	KRW	1,568,900	1,214,789	1,217,945	3,156	—
Expiring 09/21/22	BNP Paribas S.A.	KRW	407,236	327,731	316,586	—	(11,145)
Swedish Krona,
Expiring 07/07/22	Citibank, N.A.	SEK	8,078	821,889	789,826	—	(32,063)
Expiring 07/07/22	Citibank, N.A.	SEK	6,130	623,310	599,361	—	(23,949)
Expiring 07/07/22	Citibank, N.A.	SEK	6,040	594,973	590,561	—	(4,412)
Expiring 07/07/22	Citibank, N.A.	SEK	3,675	356,705	359,323	2,618	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	SEK	6,130	624,269	599,360	—	(24,909)
Expiring 07/19/22	BNP Paribas S.A.	SEK	3,603	382,164	352,445	—	(29,719)
Expiring 08/05/22	Citibank, N.A.	SEK	1,688	163,987	165,222	1,235	—
Swiss Franc,
Expiring 07/07/22	Citibank, N.A.	CHF	1,195	1,248,974	1,252,258	3,284	—
Expiring 07/07/22	Citibank, N.A.	CHF	35	36,202	36,677	475	—
Expiring 07/07/22	Deutsche Bank AG	CHF	585	603,341	613,030	9,689	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	1,785	1,839,400	1,870,528	31,128	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	1,315	1,374,218	1,378,008	3,790	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	600	601,495	628,749	27,254	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	600	614,608	628,749	14,141	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	595	609,646	623,509	13,863	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	450	470,265	471,562	1,297	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	115	119,693	120,510	817	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	40	40,405	41,916	1,511	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	CHF	415	429,232	434,745	5,513	—
Thai Baht,
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	THB	23,780	672,321	672,768	447	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	THB	19,850	561,210	561,583	373	—
Turkish Lira,
Expiring 07/07/22	Bank of America, N.A.	TRY	4,199	251,739	250,931	—	(808)

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 07/07/22	Deutsche Bank AG	TRY	6,490	$362,722	$387,841	$25,119	$—
Expiring 07/07/22	Deutsche Bank AG	TRY	1,603	96,115	95,795	—	(320)
Expiring 07/07/22	Deutsche Bank AG	TRY	1,602	96,046	95,735	—	(311)
Expiring 07/07/22	Deutsche Bank AG	TRY	1,595	95,624	95,317	—	(307)
Expiring 07/07/22	Deutsche Bank AG	TRY	1,595	95,624	95,317	—	(307)
Expiring 07/07/22	Deutsche Bank AG	TRY	1,581	95,126	94,480	—	(646)
Expiring 07/07/22	Deutsche Bank AG	TRY	759	45,722	45,358	—	(364)

				$440,335,751	$436,364,055	970,828	(4,942,524)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/07/22	Bank of America, N.A.	AUD	3,415	$2,464,315	$2,357,241	$107,074	$—
Expiring 07/07/22	Citibank, N.A.	AUD	1,720	1,201,940	1,187,249	14,691	—
Expiring 07/07/22	Citibank, N.A.	AUD	870	608,321	600,527	7,794	—
Expiring 07/07/22	Citibank, N.A.	AUD	870	622,805	600,527	22,278	—
Expiring 07/07/22	Citibank, N.A.	AUD	865	622,014	597,076	24,938	—
Expiring 07/07/22	Citibank, N.A.	AUD	865	620,566	597,076	23,490	—
Expiring 07/07/22	Deutsche Bank AG	AUD	5,990	4,305,894	4,134,664	171,230	—
Expiring 07/07/22	Deutsche Bank AG	AUD	4,301	3,091,761	2,968,813	122,948	—
Expiring 07/07/22	Deutsche Bank AG	AUD	880	622,965	607,429	15,536	—
Expiring 07/07/22	Deutsche Bank AG	AUD	865	621,313	597,076	24,237	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	1,725	1,235,216	1,190,701	44,515	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	880	608,104	607,430	674	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	875	605,780	603,978	1,802	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	860	609,886	593,624	16,262	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	860	606,042	593,624	12,418	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	275	191,261	189,821	1,440	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	194	134,619	133,911	708	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	194	135,298	133,911	1,387	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	55	38,395	37,964	431	—
Expiring 07/19/22	BNP Paribas S.A.	AUD	531	395,540	366,645	28,895	—
Expiring 07/19/22	Citibank, N.A.	AUD	380	283,749	262,667	21,082	—
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	AUD	1,111	797,787	766,962	30,825	—
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	AUD	550	385,000	379,497	5,503	—
Expiring 08/05/22	Deutsche Bank AG	AUD	5,815	4,014,938	4,014,926	12	—
Expiring 08/05/22	Deutsche Bank AG	AUD	1,711	1,181,351	1,181,347	4	—
Brazilian Real,
Expiring 07/05/22	Bank of America, N.A.	BRL	1,620	309,278	309,077	201	—
Expiring 07/05/22	Citibank, N.A.	BRL	1,325	256,063	252,794	3,269	—
Expiring 07/05/22	Citibank, N.A.	BRL	815	157,807	155,492	2,315	—
Expiring 07/05/22	Citibank, N.A.	BRL	800	155,445	152,630	2,815	—
Expiring 07/05/22	Citibank, N.A.	BRL	242	50,104	46,171	3,933	—
Expiring 07/05/22	HSBC Bank PLC	BRL	2,522	521,565	481,223	40,342	—
Expiring 07/05/22	JPMorgan Chase Bank, N.A.	BRL	970	189,527	185,064	4,463	—
Expiring 07/05/22	The Toronto-Dominion Bank	BRL	30,329	5,799,106	5,786,477	12,629	—
Expiring 08/02/22	Citibank, N.A.	BRL	1,427	270,665	269,932	733	—
British Pound,
Expiring 07/05/22	BNP Paribas S.A.	GBP	6,157	7,696,971	7,495,140	201,831	—
Expiring 07/07/22	Bank of America, N.A.	GBP	11,590	14,482,748	14,109,538	373,210	—
Expiring 07/07/22	Bank of America, N.A.	GBP	847	1,029,003	1,031,128	—	(2,125)
Expiring 07/07/22	Bank of America, N.A.	GBP	695	868,465	846,085	22,380	—

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 07/07/22	Bank of America, N.A.	GBP	491	$603,665	$597,738	$5,927	$—
Expiring 07/07/22	Citibank, N.A.	GBP	495	611,219	602,607	8,612	—
Expiring 07/07/22	Citibank, N.A.	GBP	31	38,870	37,739	1,131	—
Expiring 07/07/22	Citibank, N.A.	GBP	31	37,456	37,738	—	(282)
Expiring 07/07/22	Deutsche Bank AG	GBP	147	180,424	178,957	1,467	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	GBP	489	613,320	595,303	18,017	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	GBP	175	219,447	213,044	6,403	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	GBP	157	195,685	191,130	4,555	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	GBP	129	158,191	157,043	1,148	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	GBP	31	37,792	37,739	53	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	GBP	2,016	2,474,856	2,454,661	20,195	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	GBP	234	292,791	285,300	7,491	—
Expiring 07/19/22	The Toronto-Dominion Bank	GBP	18,399	24,005,557	22,404,389	1,601,168	—
Expiring 08/02/22	BNP Paribas S.A.	GBP	5,999	7,360,596	7,307,270	53,326	—
Expiring 08/05/22	Bank of America, N.A.	GBP	11,185	13,595,256	13,624,259	—	(29,003)
Expiring 08/05/22	Bank of America, N.A.	GBP	386	469,179	470,180	—	(1,001)
Canadian Dollar,
Expiring 07/07/22	Bank of America, N.A.	CAD	12,382	9,796,971	9,619,725	177,246	—
Expiring 07/07/22	Bank of America, N.A.	CAD	625	494,517	485,570	8,947	—
Expiring 07/07/22	Bank of America, N.A.	CAD	423	334,689	328,634	6,055	—
Expiring 07/07/22	Citibank, N.A.	CAD	395	304,695	306,881	—	(2,186)
Expiring 07/07/22	Citibank, N.A.	CAD	50	38,520	38,845	—	(325)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	2,360	1,862,260	1,833,512	28,748	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	1,545	1,226,371	1,200,330	26,041	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	790	624,980	613,761	11,219	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	780	606,376	605,991	385	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	780	605,760	605,992	—	(232)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	780	606,215	605,991	224	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	775	599,060	602,107	—	(3,047)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	510	393,302	396,225	—	(2,923)
Expiring 07/19/22	Barclays Bank PLC	CAD	1,904	1,508,596	1,479,418	29,178	—
Expiring 07/19/22	Barclays Bank PLC	CAD	208	164,905	161,716	3,189	—
Expiring 08/05/22	Bank of America, N.A.	CAD	12,382	9,607,759	9,619,228	—	(11,469)
Expiring 08/05/22	Bank of America, N.A.	CAD	1,245	966,052	967,205	—	(1,153)
Expiring 08/05/22	Bank of America, N.A.	CAD	423	328,225	328,616	—	(391)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	CAD	390	302,904	302,980	—	(76)
Chilean Peso,
Expiring 07/07/22	Bank of America, N.A.	CLP	993,800	1,087,428	1,081,570	5,858	—
Expiring 07/07/22	Bank of America, N.A.	CLP	205,500	235,909	223,650	12,259	—
Expiring 07/07/22	Citibank, N.A.	CLP	503,700	613,124	548,185	64,939	—
Chinese Renminbi,
Expiring 07/07/22	Citibank, N.A.	CNH	1,026	153,386	153,297	89	—
Expiring 07/07/22	Citibank, N.A.	CNH	1,024	153,087	152,999	88	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CNH	7,343	1,095,753	1,097,141	—	(1,388)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CNH	2,338	348,886	349,328	—	(442)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CNH	1,699	254,063	253,853	210	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CNH	1,027	151,983	153,448	—	(1,465)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	CNH	5,215	777,987	778,892	—	(905)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	CNH	1,790	267,037	267,348	—	(311)
Expiring 08/23/22	Goldman Sachs International	CNH	6,287	920,000	938,852	—	(18,852)
Expiring 08/23/22	HSBC Bank PLC	CNH	13,183	1,967,000	1,968,785	—	(1,785)
Expiring 08/23/22	HSBC Bank PLC	CNH	1,641	242,607	245,044	—	(2,437)
Expiring 08/23/22	JPMorgan Chase Bank, N.A.	CNH	96,587	14,105,907	14,424,656	—	(318,749)
Expiring 08/23/22	JPMorgan Chase Bank, N.A.	CNH	34,955	5,104,960	5,220,316	—	(115,356)

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso,
Expiring 07/07/22	Citibank, N.A.	COP	150,576	$38,226	$36,225	$2,001	$—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	COP	150,576	36,378	36,035	343	—
Czech Koruna,
Expiring 07/07/22	Bank of America, N.A.	CZK	12,080	518,900	511,182	7,718	—
Expiring 07/07/22	Bank of America, N.A.	CZK	9,294	391,244	393,289	—	(2,045)
Expiring 07/07/22	Citibank, N.A.	CZK	9,960	429,973	421,471	8,502	—
Expiring 07/07/22	Deutsche Bank AG	CZK	3,700	159,312	156,571	2,741	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	CZK	6,709	296,902	283,392	13,510	—
Expiring 08/05/22	Bank of America, N.A.	CZK	12,080	506,242	509,055	—	(2,813)
Danish Krone,
Expiring 07/07/22	Deutsche Bank AG	DKK	3,244	465,530	457,266	8,264	—
Expiring 08/05/22	Deutsche Bank AG	DKK	3,244	454,794	458,199	—	(3,405)
Euro,
Expiring 07/05/22	Barclays Bank PLC	EUR	25,128	27,003,898	26,341,345	662,553	—
Expiring 07/07/22	Bank of America, N.A.	EUR	1,153	1,241,254	1,208,814	32,440	—
Expiring 07/07/22	Bank of America, N.A.	EUR	1,153	1,237,699	1,208,814	28,885	—
Expiring 07/07/22	Bank of America, N.A.	EUR	1,148	1,196,976	1,203,572	—	(6,596)
Expiring 07/07/22	Bank of America, N.A.	EUR	153	164,283	160,407	3,876	—
Expiring 07/07/22	Citibank, N.A.	EUR	575	605,479	602,835	2,644	—
Expiring 07/07/22	Citibank, N.A.	EUR	36	38,028	37,742	286	—
Expiring 07/07/22	Deutsche Bank AG	EUR	572	603,089	599,690	3,399	—
Expiring 07/07/22	Deutsche Bank AG	EUR	572	603,089	599,690	3,399	—
Expiring 07/07/22	Deutsche Bank AG	EUR	370	390,016	387,911	2,105	—
Expiring 07/07/22	Deutsche Bank AG	EUR	246	259,889	257,909	1,980	—
Expiring 07/07/22	Deutsche Bank AG	EUR	75	79,399	78,631	768	—
Expiring 07/07/22	Deutsche Bank AG	EUR	36	37,549	37,743	—	(194)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	40,478	43,223,299	42,437,459	785,840	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	3,694	3,944,534	3,872,819	71,715	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	2,137	2,224,641	2,240,448	—	(15,807)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	1,193	1,257,786	1,250,751	7,035	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	1,155	1,210,869	1,210,911	—	(42)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	781	824,117	818,806	5,311	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	763	803,624	799,935	3,689	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	579	621,325	607,028	14,297	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	578	618,021	605,980	12,041	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	572	610,731	599,690	11,041	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	566	600,121	593,399	6,722	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	328	350,564	343,877	6,687	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	328	351,668	343,877	7,791	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	268	284,137	280,974	3,163	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	82	86,269	85,969	300	—
Expiring 07/19/22	Barclays Bank PLC	EUR	37,164	40,696,648	38,993,715	1,702,933	—
Expiring 07/19/22	BNP Paribas S.A.	EUR	28,323	30,792,494	29,717,678	1,074,816	—
Expiring 07/19/22	BNP Paribas S.A.	EUR	393	426,000	412,804	13,196	—
Expiring 07/19/22	Deutsche Bank AG	EUR	36,676	40,035,685	38,482,668	1,553,017	—
Expiring 08/02/22	The Toronto-Dominion Bank	EUR	23,821	25,142,567	25,018,385	124,182	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	EUR	40,110	41,834,048	42,135,194	—	(301,146)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	EUR	2,698	2,813,968	2,834,225	—	(20,257)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	EUR	319	335,086	335,107	—	(21)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	EUR	145	152,327	152,321	6	—
Hungarian Forint,
Expiring 07/07/22	Citibank, N.A.	HUF	69,800	186,609	184,289	2,320	—
Expiring 07/07/22	Citibank, N.A.	HUF	59,716	156,816	157,664	—	(848)
Expiring 07/19/22	Barclays Bank PLC	HUF	294,157	786,000	775,141	10,859	—
Expiring 07/19/22	Citibank, N.A.	HUF	192,738	526,000	507,888	18,112	—

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint (cont’d.),
Expiring 07/19/22	Citibank, N.A.	HUF	146,803	$405,000	$386,845	$18,155	$—
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	HUF	499,372	1,289,000	1,315,906	—	(26,906)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	HUF	176,610	484,000	465,388	18,612	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	HUF	273,958	742,000	721,912	20,088	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	HUF	209,572	557,000	552,249	4,751	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	HUF	206,187	562,000	543,327	18,673	—
Expiring 08/05/22	Citibank, N.A.	HUF	69,800	182,414	183,419	—	(1,005)
Indian Rupee,
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	INR	105,132	1,348,486	1,330,465	18,021	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	INR	105,132	1,327,139	1,326,639	500	—
Expiring 09/21/22	Barclays Bank PLC	INR	100,306	1,275,849	1,260,567	15,282	—
Expiring 09/21/22	Barclays Bank PLC	INR	31,374	398,000	394,288	3,712	—
Indonesian Rupiah,
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	IDR	17,788,271	1,223,992	1,189,493	34,499	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	IDR	1,658,000	114,085	110,869	3,216	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	IDR	17,788,271	1,195,689	1,188,611	7,078	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	IDR	1,658,000	111,447	110,787	660	—
Expiring 09/21/22	Citibank, N.A.	IDR	23,730,960	1,616,000	1,582,069	33,931	—
Expiring 09/21/22	Morgan Stanley & Co. International PLC	IDR	6,865,792	474,911	457,721	17,190	—
Israeli Shekel,
Expiring 07/07/22	Bank of America, N.A.	ILS	2,330	697,584	667,240	30,344	—
Expiring 07/07/22	Bank of America, N.A.	ILS	620	185,623	177,549	8,074	—
Expiring 08/05/22	Bank of America, N.A.	ILS	2,330	667,813	668,479	—	(666)
Expiring 08/05/22	Bank of America, N.A.	ILS	620	177,701	177,878	—	(177)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	ILS	775	225,647	222,349	3,298	—
Expiring 09/21/22	Barclays Bank PLC	ILS	9,137	2,756,844	2,631,604	125,240	—
Expiring 09/21/22	Barclays Bank PLC	ILS	3,407	1,022,000	981,356	40,644	—
Expiring 09/21/22	Citibank, N.A.	ILS	9,137	2,759,342	2,631,604	127,738	—
Expiring 09/21/22	Citibank, N.A.	ILS	6,801	1,978,000	1,958,727	19,273	—
Expiring 09/21/22	Citibank, N.A.	ILS	4,431	1,332,000	1,276,089	55,911	—
Expiring 09/21/22	Citibank, N.A.	ILS	2,824	820,000	813,498	6,502	—
Expiring 09/21/22	Citibank, N.A.	ILS	2,805	820,000	807,924	12,076	—
Expiring 09/21/22	Morgan Stanley & Co. International PLC	ILS	6,202	1,780,000	1,786,393	—	(6,393)
Japanese Yen,
Expiring 07/07/22	Citibank, N.A.	JPY	5,554,126	42,726,347	40,950,964	1,775,383	—
Expiring 07/07/22	Citibank, N.A.	JPY	531,000	3,903,952	3,915,100	—	(11,148)
Expiring 07/07/22	Citibank, N.A.	JPY	163,100	1,210,434	1,202,548	7,886	—
Expiring 07/07/22	Citibank, N.A.	JPY	158,000	1,240,895	1,164,946	75,949	—
Expiring 07/07/22	Citibank, N.A.	JPY	158,000	1,240,261	1,164,945	75,316	—
Expiring 07/07/22	Deutsche Bank AG	JPY	162,800	1,212,956	1,200,336	12,620	—
Expiring 07/07/22	Deutsche Bank AG	JPY	160,800	1,212,839	1,185,590	27,249	—
Expiring 07/07/22	Deutsche Bank AG	JPY	81,300	598,018	599,431	—	(1,413)
Expiring 07/07/22	Deutsche Bank AG	JPY	81,300	597,980	599,430	—	(1,450)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	162,800	1,222,514	1,200,336	22,178	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	162,800	1,221,658	1,200,336	21,322	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	162,600	1,202,827	1,198,862	3,965	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	81,300	596,254	599,431	—	(3,177)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	80,900	610,466	596,482	13,984	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	80,400	608,887	592,795	16,092	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	79,400	621,215	585,422	35,793	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	5,100	38,019	37,603	416	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	JPY	52,496	400,000	387,342	12,658	—
Expiring 08/05/22	Citibank, N.A.	JPY	5,343,261	39,351,328	39,469,031	—	(117,703)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	JPY	397,804	2,939,843	2,938,456	1,387	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	JPY	27,482	203,085	203,001	84	—

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	JPY	21,600	$158,206	$159,553	$—	$(1,347)
Malaysian Ringgit,
Expiring 07/07/22	Deutsche Bank AG	MYR	5,070	1,155,977	1,153,584	2,393	—
Expiring 08/05/22	Deutsche Bank AG	MYR	5,070	1,149,139	1,150,798	—	(1,659)
Mexican Peso,
Expiring 07/07/22	Citibank, N.A.	MXN	71,697	3,552,012	3,560,868	—	(8,856)
Expiring 07/07/22	Citibank, N.A.	MXN	24,909	1,258,246	1,237,117	21,129	—
Expiring 07/07/22	Citibank, N.A.	MXN	15,050	765,636	747,466	18,170	—
Expiring 07/07/22	Citibank, N.A.	MXN	12,170	606,227	604,430	1,797	—
Expiring 07/07/22	Citibank, N.A.	MXN	9,880	483,801	490,695	—	(6,894)
Expiring 07/07/22	Citibank, N.A.	MXN	7,310	360,418	363,055	—	(2,637)
Expiring 07/07/22	Citibank, N.A.	MXN	6,980	348,766	346,665	2,101	—
Expiring 07/07/22	Citibank, N.A.	MXN	6,815	331,719	338,470	—	(6,751)
Expiring 07/07/22	Citibank, N.A.	MXN	6,370	322,155	316,369	5,786	—
Expiring 07/07/22	Citibank, N.A.	MXN	6,060	304,170	300,973	3,197	—
Expiring 07/07/22	Citibank, N.A.	MXN	5,475	263,750	271,919	—	(8,169)
Expiring 07/07/22	Citibank, N.A.	MXN	5,475	263,753	271,918	—	(8,165)
Expiring 07/07/22	Citibank, N.A.	MXN	4,860	234,309	241,374	—	(7,065)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	MXN	12,080	603,964	599,959	4,005	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	MXN	7,250	362,597	360,075	2,522	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	MXN	7,210	363,951	358,089	5,862	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	MXN	5,690	282,691	282,597	94	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	MXN	4,820	244,729	239,388	5,341	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	MXN	4,820	244,707	239,388	5,319	—
Expiring 08/05/22	Citibank, N.A.	MXN	24,909	1,227,619	1,230,555	—	(2,936)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	MXN	3,170	156,394	156,605	—	(211)
New Taiwanese Dollar,
Expiring 07/07/22	Bank of America, N.A.	TWD	36,275	1,231,352	1,220,169	11,183	—
Expiring 07/07/22	Deutsche Bank AG	TWD	36,275	1,230,913	1,220,169	10,744	—
Expiring 07/07/22	Deutsche Bank AG	TWD	36,200	1,254,549	1,217,646	36,903	—
Expiring 07/07/22	Deutsche Bank AG	TWD	35,820	1,205,858	1,204,864	994	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	TWD	94,725	3,247,900	3,186,229	61,671	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	TWD	36,200	1,252,812	1,217,646	35,166	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	TWD	18,130	612,914	609,831	3,083	—
Expiring 08/05/22	Citibank, N.A.	TWD	86,735	2,912,868	2,924,136	—	(11,268)
Expiring 09/21/22	Citibank, N.A.	TWD	65,788	2,245,717	2,227,868	17,849	—
Expiring 09/21/22	Citibank, N.A.	TWD	43,725	1,488,000	1,480,709	7,291	—
Expiring 09/21/22	Goldman Sachs International	TWD	76,180	2,603,657	2,579,789	23,868	—
Expiring 09/21/22	HSBC Bank PLC	TWD	81,182	2,774,801	2,749,176	25,625	—
Expiring 09/21/22	HSBC Bank PLC	TWD	34,680	1,190,000	1,174,417	15,583	—
Expiring 09/21/22	HSBC Bank PLC	TWD	11,444	389,000	387,529	1,471	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	TWD	67,960	2,320,000	2,301,419	18,581	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	TWD	57,526	1,949,000	1,948,089	911	—
New Zealand Dollar,
Expiring 07/07/22	Bank of America, N.A.	NZD	1,975	1,230,623	1,233,459	—	(2,836)
Expiring 07/07/22	Citibank, N.A.	NZD	1,915	1,196,071	1,195,987	84	—
Expiring 07/07/22	Citibank, N.A.	NZD	950	619,734	593,309	26,425	—
Expiring 07/07/22	Citibank, N.A.	NZD	475	304,262	296,654	7,608	—
Expiring 07/07/22	Citibank, N.A.	NZD	216	139,985	134,900	5,085	—
Expiring 07/07/22	Citibank, N.A.	NZD	197	127,538	123,034	4,504	—
Expiring 07/07/22	Citibank, N.A.	NZD	195	126,248	121,784	4,464	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	7,661	4,969,423	4,784,571	184,852	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	3,465	2,247,624	2,164,017	83,607	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	1,945	1,214,838	1,214,722	116	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	965	610,266	602,677	7,589	—

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	965	$607,639	$602,677	$4,962	$—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	965	607,325	602,678	4,647	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	960	609,496	599,554	9,942	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	960	599,953	599,555	398	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	960	609,646	599,554	10,092	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	950	600,978	593,309	7,669	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	950	601,800	593,309	8,491	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	945	615,293	590,186	25,107	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	386	252,479	241,071	11,408	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	NZD	8,100	5,050,682	5,057,261	—	(6,579)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	NZD	1,215	757,602	758,589	—	(987)
Norwegian Krone,
Expiring 07/07/22	Citibank, N.A.	NOK	6,010	605,935	610,222	—	(4,287)
Expiring 07/07/22	Citibank, N.A.	NOK	3,840	407,065	389,892	17,173	—
Expiring 07/07/22	Citibank, N.A.	NOK	1,660	176,175	168,548	7,627	—
Expiring 07/07/22	Deutsche Bank AG	NOK	20,662	2,083,031	2,097,907	—	(14,876)
Expiring 07/07/22	Deutsche Bank AG	NOK	10,561	1,117,344	1,072,306	45,038	—
Expiring 07/07/22	Deutsche Bank AG	NOK	5,960	608,979	605,145	3,834	—
Expiring 07/07/22	Deutsche Bank AG	NOK	5,950	605,465	604,130	1,335	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NOK	5,770	604,879	585,854	19,025	—
Expiring 08/05/22	Deutsche Bank AG	NOK	10,561	1,065,272	1,072,973	—	(7,701)
Peruvian Nuevo Sol,
Expiring 07/07/22	Citibank, N.A.	PEN	2,536	688,644	661,865	26,779	—
Expiring 08/05/22	Citibank, N.A.	PEN	1,416	368,175	368,412	—	(237)
Philippine Peso,
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	PHP	12,210	229,684	221,948	7,736	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	PHP	7,980	144,980	144,757	223	—
Expiring 09/21/22	Citibank, N.A.	PHP	78,116	1,412,000	1,411,482	518	—
Polish Zloty,
Expiring 07/07/22	Bank of America, N.A.	PLN	1,360	303,632	303,194	438	—
Expiring 07/07/22	Bank of America, N.A.	PLN	1,190	267,167	265,295	1,872	—
Expiring 07/07/22	Citibank, N.A.	PLN	640	147,967	142,680	5,287	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	PLN	902	207,000	200,720	6,280	—
Expiring 08/05/22	Citibank, N.A.	PLN	1,640	362,437	364,078	—	(1,641)
Expiring 08/05/22	Citibank, N.A.	PLN	640	141,439	142,079	—	(640)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	PLN	1,000	221,415	221,998	—	(583)
Singapore Dollar,
Expiring 07/07/22	Citibank, N.A.	SGD	1,170	851,195	842,146	9,049	—
Expiring 07/07/22	Citibank, N.A.	SGD	706	513,627	508,167	5,460	—
Expiring 08/05/22	Citibank, N.A.	SGD	1,170	839,992	842,203	—	(2,211)
Expiring 08/05/22	Citibank, N.A.	SGD	354	254,152	254,821	—	(669)
South African Rand,
Expiring 07/07/22	Bank of America, N.A.	ZAR	13,580	838,277	834,146	4,131	—
Expiring 07/07/22	Bank of America, N.A.	ZAR	9,630	616,194	591,519	24,675	—
Expiring 07/07/22	Bank of America, N.A.	ZAR	5,880	384,691	361,177	23,514	—
Expiring 07/07/22	Bank of America, N.A.	ZAR	5,800	363,625	356,263	7,362	—
Expiring 07/07/22	Bank of America, N.A.	ZAR	3,940	244,675	242,013	2,662	—
Expiring 07/07/22	Bank of America, N.A.	ZAR	3,860	242,009	237,099	4,910	—
Expiring 07/07/22	Bank of America, N.A.	ZAR	3,790	245,204	232,799	12,405	—
Expiring 07/07/22	Bank of America, N.A.	ZAR	3,780	239,833	232,185	7,648	—
Expiring 07/07/22	Bank of America, N.A.	ZAR	3,780	241,753	232,185	9,568	—
Expiring 07/07/22	Citibank, N.A.	ZAR	87,940	5,354,555	5,401,677	—	(47,122)
Expiring 07/07/22	Citibank, N.A.	ZAR	2,680	168,159	164,618	3,541	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	ZAR	9,820	601,347	603,189	—	(1,842)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	ZAR	9,580	618,837	588,448	30,389	—

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 09/21/22	Deutsche Bank AG	ZAR	16,945	$1,035,000	$1,032,751	$2,249	$—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	1,259	77,401	76,724	677	—
South Korean Won,
Expiring 07/07/22	Bank of America, N.A.	KRW	771,440	609,988	598,570	11,418	—
Expiring 07/07/22	Citibank, N.A.	KRW	1,562,330	1,217,242	1,212,232	5,010	—
Expiring 07/07/22	Deutsche Bank AG	KRW	1,562,330	1,211,390	1,212,231	—	(841)
Expiring 07/07/22	Deutsche Bank AG	KRW	1,543,560	1,224,076	1,197,667	26,409	—
Expiring 07/07/22	Deutsche Bank AG	KRW	771,780	611,384	598,834	12,550	—
Expiring 07/07/22	Deutsche Bank AG	KRW	770,630	617,739	597,941	19,798	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	KRW	5,782,682	4,606,907	4,486,855	120,052	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	KRW	2,257,260	1,798,298	1,751,436	46,862	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	KRW	306,020	235,763	237,445	—	(1,682)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	KRW	232,700	179,733	180,555	—	(822)
Expiring 08/05/22	Citibank, N.A.	KRW	4,951,282	3,810,261	3,843,704	—	(33,443)
Expiring 08/05/22	Citibank, N.A.	KRW	1,573,950	1,211,234	1,221,865	—	(10,631)
Expiring 09/21/22	BNP Paribas S.A.	KRW	3,167,496	2,549,108	2,462,420	86,688	—
Expiring 09/21/22	Goldman Sachs International	KRW	2,180,142	1,692,000	1,694,848	—	(2,848)
Expiring 09/21/22	HSBC Bank PLC	KRW	1,647,924	1,275,000	1,281,101	—	(6,101)
Expiring 09/21/22	Morgan Stanley & Co. International PLC	KRW	2,394,077	1,846,000	1,861,162	—	(15,162)
Swedish Krona,
Expiring 07/07/22	Citibank, N.A.	SEK	6,060	618,770	592,516	26,254	—
Expiring 07/07/22	Citibank, N.A.	SEK	6,060	617,666	592,515	25,151	—
Expiring 07/07/22	Citibank, N.A.	SEK	3,675	373,910	359,323	14,587	—
Expiring 07/07/22	Citibank, N.A.	SEK	1,688	163,842	165,045	—	(1,203)
Expiring 07/07/22	Deutsche Bank AG	SEK	6,150	604,549	601,314	3,235	—
Expiring 07/07/22	Deutsche Bank AG	SEK	4,010	406,606	392,077	14,529	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	SEK	2,410	247,336	235,638	11,698	—
Expiring 08/05/22	Citibank, N.A.	SEK	3,675	357,020	359,709	—	(2,689)
Expiring 08/05/22	Citibank, N.A.	SEK	2,640	259,073	258,404	669	—
Swiss Franc,
Expiring 07/07/22	Citibank, N.A.	CHF	595	619,306	623,509	—	(4,203)
Expiring 07/07/22	Citibank, N.A.	CHF	595	618,437	623,509	—	(5,072)
Expiring 07/07/22	Citibank, N.A.	CHF	585	604,908	613,031	—	(8,123)
Expiring 07/07/22	Deutsche Bank AG	CHF	600	602,491	628,749	—	(26,258)
Expiring 07/07/22	Deutsche Bank AG	CHF	600	602,206	628,749	—	(26,543)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	1,315	1,368,663	1,378,009	—	(9,346)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	595	620,896	623,509	—	(2,613)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	595	612,311	623,509	—	(11,198)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	595	621,729	623,509	—	(1,780)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	585	607,192	613,030	—	(5,838)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	580	607,651	607,791	—	(140)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	40	39,974	41,917	—	(1,943)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	35	36,005	36,677	—	(672)
Expiring 07/19/22	Barclays Bank PLC	CHF	994	1,069,693	1,042,225	27,468	—
Expiring 07/19/22	Barclays Bank PLC	CHF	359	386,376	376,454	9,922	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	CHF	1,315	1,376,678	1,380,642	—	(3,964)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	CHF	450	471,107	472,463	—	(1,356)
Thai Baht,
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	THB	23,780	692,291	672,768	19,523	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	THB	19,850	577,880	561,583	16,297	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	THB	23,780	672,797	673,673	—	(876)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	THB	19,850	561,607	562,338	—	(731)
Expiring 09/21/22	Goldman Sachs International	THB	35,248	1,032,000	1,000,893	31,107	—
Expiring 09/21/22	Goldman Sachs International	THB	31,464	917,203	893,437	23,766	—
Expiring 09/21/22	HSBC Bank PLC	THB	58,926	1,691,000	1,673,258	17,742	—

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	165,155	$4,839,852	$4,689,708	$150,144	$—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	92,900	2,672,990	2,637,961	35,029	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	73,362	2,070,000	2,083,181	—	(13,181)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	67,569	1,923,000	1,918,686	4,314	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	42,086	1,226,797	1,195,079	31,718	—
Turkish Lira,
Expiring 07/07/22	Bank of America, N.A.	TRY	8,754	507,654	523,135	—	(15,481)
Expiring 07/07/22	Deutsche Bank AG	TRY	3,525	200,341	210,653	—	(10,312)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	TRY	7,145	408,169	426,983	—	(18,814)
Expiring 08/05/22	Bank of America, N.A.	TRY	4,199	246,131	245,889	242	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	TRY	4,504	255,189	251,335	3,854	—

				$727,539,044	$714,698,364	14,281,830	(1,441,150)

						$15,252,658	$(6,383,674)

Cross currency exchange contracts outstanding at June 30, 2022:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty

OTC Cross Currency Exchange Contracts:
07/19/22	Buy	EUR	385	CZK	9,848	$—	$(12,033)	HSBC Bank PLC
07/19/22	Buy	EUR	385	HUF	145,172	21,414	—	HSBC Bank PLC
07/19/22	Buy	HUF	151,025	EUR	394	—	(15,435)	JPMorgan Securities LLC

						$21,414	$(27,468)

Credit default swap agreements outstanding at June 30, 2022:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt (D01)	06/20/27	1.000%(Q)	500	$168,526	$1,170	$167,356	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D01)	06/20/27	1.000%(Q)	500	(7,058)	1,170	(8,228)	Morgan Stanley & Co. International PLC
Federation of Malaysia (D01)	06/20/27	1.000%(Q)	750	1,160	1,754	(594)	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D01)	06/20/27	1.000%(Q)	3,000	250,773	7,018	243,755	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D01)	06/20/27	1.000%(Q)	500	(6,608)	1,170	(7,778)	Morgan Stanley & Co. International PLC
People’s Republic of China (D01)	06/20/27	1.000%(Q)	3,000	(20,398)	7,018	(27,416)	Morgan Stanley & Co. International PLC
Republic of Argentina (D01)	06/20/27	1.000%(Q)	500	390,564	1,170	389,394	Morgan Stanley & Co. International PLC
Republic of Chile (D01)	06/20/27	1.000%(Q)	750	4,152	1,754	2,398	Morgan Stanley & Co. International PLC
Republic of Colombia (D01)	06/20/27	1.000%(Q)	1,500	124,482	3,509	120,973	Morgan Stanley & Co. International PLC
Republic of Indonesia (D01)	06/20/27	1.000%(Q)	2,250	42,774	5,263	37,511	Morgan Stanley & Co. International PLC

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Credit default swap agreements outstanding at June 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Panama (D01)	06/20/27	1.000%(Q)	500	$7,366	$1,170	$6,196	Morgan Stanley & Co. International PLC
Republic of Peru (D01)	06/20/27	1.000%(Q)	750	8,086	1,754	6,332	Morgan Stanley & Co. International PLC
Republic of Philippines (D01)	06/20/27	1.000%(Q)	500	6,120	1,170	4,950	Morgan Stanley & Co. International PLC
Republic of South Africa (D01)	06/20/27	1.000%(Q)	3,000	275,952	7,018	268,934	Morgan Stanley & Co. International PLC
Republic of Turkey (D01)	06/20/27	1.000%(Q)	3,000	806,251	7,018	799,233	Morgan Stanley & Co. International PLC
Republic of Ukraine (D01)	06/20/27	1.000%(Q)	500	390,518	1,170	389,348	Morgan Stanley & Co. International PLC
State of Qatar (D01)	06/20/27	1.000%(Q)	500	(6,951)	1,170	(8,121)	Morgan Stanley & Co. International PLC
United Mexican States (D01)	06/20/27	1.000%(Q)	3,000	100,139	7,018	93,121	Morgan Stanley & Co. International PLC
Arab Republic of Egypt (D02)	06/20/27	1.000%(Q)	500	168,526	1,170	167,356	Citibank, N.A.
Emirate of Abu Dhabi (D02)	06/20/27	1.000%(Q)	500	(7,058)	1,170	(8,228)	Citibank, N.A.
Federation of Malaysia (D02)	06/20/27	1.000%(Q)	750	1,160	1,754	(594)	Citibank, N.A.
Federative Republic of Brazil (D02)	06/20/27	1.000%(Q)	3,000	250,773	7,018	243,755	Citibank, N.A.
Kingdom of Saudi Arabia (D02)	06/20/27	1.000%(Q)	500	(6,608)	1,170	(7,778)	Citibank, N.A.
People’s Republic of China (D02)	06/20/27	1.000%(Q)	3,000	(20,398)	7,018	(27,416)	Citibank, N.A.
Republic of Argentina (D02)	06/20/27	1.000%(Q)	500	390,564	1,170	389,394	Citibank, N.A.
Republic of Chile (D02)	06/20/27	1.000%(Q)	750	4,152	1,754	2,398	Citibank, N.A.
Republic of Colombia (D02)	06/20/27	1.000%(Q)	1,500	124,482	3,509	120,973	Citibank, N.A.
Republic of Indonesia (D02)	06/20/27	1.000%(Q)	2,250	42,774	5,263	37,511	Citibank, N.A.
Republic of Panama (D02)	06/20/27	1.000%(Q)	500	7,366	1,170	6,196	Citibank, N.A.
Republic of Peru (D02)	06/20/27	1.000%(Q)	750	8,086	1,754	6,332	Citibank, N.A.
Republic of Philippines (D02)	06/20/27	1.000%(Q)	500	6,120	1,170	4,950	Citibank, N.A.
Republic of South Africa (D02)	06/20/27	1.000%(Q)	3,000	275,952	7,018	268,934	Citibank, N.A.
Republic of Turkey (D02)	06/20/27	1.000%(Q)	3,000	806,251	7,018	799,233	Citibank, N.A.
Republic of Ukraine (D02)	06/20/27	1.000%(Q)	500	390,518	1,170	389,348	Citibank, N.A.
State of Qatar (D02)	06/20/27	1.000%(Q)	500	(6,951)	1,170	(8,121)	Citibank, N.A.
United Mexican States (D02)	06/20/27	1.000%(Q)	3,000	100,139	7,018	93,121	Citibank, N.A.
Arab Republic of Egypt (D03)	06/20/27	1.000%(Q)	1,000	337,052	2,397	334,655	Barclays Bank PLC
Emirate of Abu Dhabi (D03)	06/20/27	1.000%(Q)	1,000	(14,117)	2,397	(16,514)	Barclays Bank PLC
Federation of Malaysia (D03)	06/20/27	1.000%(Q)	1,500	2,320	3,595	(1,275)	Barclays Bank PLC
Federative Republic of Brazil (D03)	06/20/27	1.000%(Q)	6,000	501,546	14,381	487,165	Barclays Bank PLC
Kingdom of Saudi Arabia (D03)	06/20/27	1.000%(Q)	1,000	(13,217)	2,397	(15,614)	Barclays Bank PLC
People’s Republic of China (D03)	06/20/27	1.000%(Q)	6,000	(40,796)	14,381	(55,177)	Barclays Bank PLC
Republic of Argentina (D03)	06/20/27	1.000%(Q)	1,000	781,126	2,397	778,729	Barclays Bank PLC
Republic of Chile (D03)	06/20/27	1.000%(Q)	1,500	8,303	3,595	4,708	Barclays Bank PLC
Republic of Colombia (D03)	06/20/27	1.000%(Q)	3,000	248,965	7,191	241,774	Barclays Bank PLC
Republic of Indonesia (D03)	06/20/27	1.000%(Q)	4,500	85,548	10,786	74,762	Barclays Bank PLC
Republic of Panama (D03)	06/20/27	1.000%(Q)	1,000	14,731	2,397	12,334	Barclays Bank PLC
Republic of Peru (D03)	06/20/27	1.000%(Q)	1,500	16,172	3,595	12,577	Barclays Bank PLC
Republic of Philippines (D03)	06/20/27	1.000%(Q)	1,000	12,240	2,397	9,843	Barclays Bank PLC
Republic of South Africa (D03)	06/20/27	1.000%(Q)	6,000	551,904	14,381	537,523	Barclays Bank PLC
Republic of Turkey (D03)	06/20/27	1.000%(Q)	6,000	1,612,502	14,381	1,598,121	Barclays Bank PLC
Republic of Ukraine (D03)	06/20/27	1.000%(Q)	1,000	781,036	2,397	778,639	Barclays Bank PLC
State of Qatar (D03)	06/20/27	1.000%(Q)	1,000	(13,903)	2,397	(16,300)	Barclays Bank PLC

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Credit default swap agreements outstanding at June 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
United Mexican States (D03)	06/20/27	1.000%(Q)	6,000	$200,276	$14,381	$185,895	Barclays Bank PLC
Arab Republic of Egypt (D04)	06/20/27	1.000%(Q)	500	168,526	537	167,989	Barclays Bank PLC
Emirate of Abu Dhabi (D04)	06/20/27	1.000%(Q)	500	(7,059)	537	(7,596)	Barclays Bank PLC
Federation of Malaysia (D04)	06/20/27	1.000%(Q)	750	1,161	806	355	Barclays Bank PLC
Federative Republic of Brazil (D04)	06/20/27	1.000%(Q)	3,000	250,773	3,223	247,550	Barclays Bank PLC
Kingdom of Saudi Arabia (D04)	06/20/27	1.000%(Q)	500	(6,609)	537	(7,146)	Barclays Bank PLC
People’s Republic of China (D04)	06/20/27	1.000%(Q)	3,000	(20,398)	3,223	(23,621)	Barclays Bank PLC
Republic of Argentina (D04)	06/20/27	1.000%(Q)	500	390,563	537	390,026	Barclays Bank PLC
Republic of Chile (D04)	06/20/27	1.000%(Q)	750	4,152	806	3,346	Barclays Bank PLC
Republic of Colombia (D04)	06/20/27	1.000%(Q)	1,500	124,482	1,612	122,870	Barclays Bank PLC
Republic of Indonesia (D04)	06/20/27	1.000%(Q)	2,250	42,774	2,417	40,357	Barclays Bank PLC
Republic of Panama (D04)	06/20/27	1.000%(Q)	500	7,365	537	6,828	Barclays Bank PLC
Republic of Peru (D04)	06/20/27	1.000%(Q)	750	8,086	806	7,280	Barclays Bank PLC
Republic of Philippines (D04)	06/20/27	1.000%(Q)	500	6,120	537	5,583	Barclays Bank PLC
Republic of South Africa (D04)	06/20/27	1.000%(Q)	3,000	275,952	3,223	272,729	Barclays Bank PLC
Republic of Turkey (D04)	06/20/27	1.000%(Q)	3,000	806,251	3,223	803,028	Barclays Bank PLC
Republic of Ukraine (D04)	06/20/27	1.000%(Q)	500	390,518	537	389,981	Barclays Bank PLC
State of Qatar (D04)	06/20/27	1.000%(Q)	500	(6,952)	537	(7,489)	Barclays Bank PLC
United Mexican States (D04)	06/20/27	1.000%(Q)	3,000	100,138	3,223	96,915	Barclays Bank PLC

				$12,679,227	$263,669	$12,415,558

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on credit indices— Sell Protection(2)**:
CDX.EM.37.V1 (D01)	06/20/27	1.000%(Q)	25,000	3.388%	$(2,502,369)	$(83,248)	$(2,419,121)	Morgan Stanley & Co. International PLC
CDX.EM.37.V1 (D02)	06/20/27	1.000%(Q)	25,000	3.388%	(2,502,369)	(83,248)	(2,419,121)	Citibank, N.A.
CDX.EM.37.V1 (D03)	06/20/27	1.000%(Q)	50,000	3.388%	(5,004,737)	(169,433)	(4,835,304)	Barclays Bank PLC
CDX.EM.37.V1 (D04)	06/20/27	1.000%(Q)	25,000	3.388%	(2,502,369)	(46,200)	(2,456,169)	Barclays Bank PLC

					$(12,511,844)	$(382,129)	$(12,129,715)

**

The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D04).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Gazprom PAO	09/20/22	1.000%(Q)	400	$123,764	$59,891	$63,873	Barclays Bank PLC
Gazprom PAO	03/20/23	1.000%(Q)	1,085	544,993	441,604	103,389	Barclays Bank PLC
Gazprom PAO	03/20/23	1.000%(Q)	545	273,752	217,744	56,008	Barclays Bank PLC
Gazprom PAO	06/20/24	1.000%(Q)	606	362,562	383,641	(21,079)	Barclays Bank PLC
Russian Federation	12/20/25	1.000%(Q)	1,400	1,048,121	834,331	213,790	HSBC Bank PLC
Russian Federation	06/20/27	1.000%(Q)	200	149,732	142,504	7,228	Citibank, N.A.

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Credit default swap agreements outstanding at June 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Russian Federation	12/20/31	1.000%(Q)	1,700	$1,272,719	$1,135,257	$137,462	HSBC Bank PLC

				$3,775,643	$3,214,972	$560,671

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Comision Federal de Electricidad	12/20/22	1.000%(Q)	230	1.407%	$(380)	$547	$(927)	Citibank, N.A.
Republic of Estonia	12/20/26	1.000%(Q)	190	0.636%	2,950	1,610	1,340	JPMorgan Chase Bank, N.A.
Republic of Panama	06/20/29	1.000%(Q)	1,800	1.617%	(66,709)	(8,851)	(57,858)	Morgan Stanley & Co. International PLC
Russian Federation	03/20/25	1.000%(Q)	1,400	*	(1,048,121)	(818,687)	(229,434)	HSBC Bank PLC
Russian Federation	06/20/27	1.000%(Q)	200	*	(149,732)	(143,467)	(6,265)	Morgan Stanley & Co. International PLC
Russian Federation	12/20/30	1.000%(Q)	1,700	*	(1,272,718)	(1,135,061)	(137,657)	HSBC Bank PLC
State of Israel	09/20/22	1.000%(Q)	300	0.112%	687	610	77	HSBC Bank PLC

					$(2,534,023)	$(2,103,299)	$(430,724)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.IG.38.V1	06/20/27	1.000%(Q)	29,765	$(67,244)	$342	$67,586
CDX.NA.IG.38.V1	06/20/27	1.000%(Q)	108,660	(1,041,181)	1,248	1,042,429

				$(1,108,425)	$1,590	$1,110,015

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at June 30, 2022:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Inflation Swap Agreements:
EUR	1,570	03/15/27	3.280%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	$8,755	$—	$8,755	JPMorgan Chase Bank, N.A.
EUR	703	03/15/27	3.448%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(2,746)	—	(2,746)	Goldman Sachs International
EUR	700	03/15/27	3.525%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(5,820)	—	(5,820)	Goldman Sachs International
EUR	370	03/15/32	2.608%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	3,575	—	3,575	JPMorgan Chase Bank, N.A.
EUR	370	03/15/32	2.705%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(476)	—	(476)	JPMorgan Chase Bank, N.A.

					$3,288	$—	$3,288

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at June 30, 2022:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
AUD	1,775	09/18/27	3.500%(Q)	3 Month BBSW(2)(Q)	$255	$(12,684)	$(12,939)
AUD	2,365	12/21/27	4.031%(S)	6 Month BBSW(2)(S)	(30,216)	2,235	32,451
AUD	3,050	12/03/31	2.750%(S)	6 Month BBSW(2)(S)	285,104	(213,175)	(498,279)
AUD	569	12/21/32	4.094%(S)	6 Month BBSW(2)(S)	(9,612)	(2,559)	7,053
CAD	2,370	12/03/23	2.450%(S)	3 Month CDOR(2)(S)	41,232	(25,276)	(66,508)
CAD	2,445	12/03/26	2.550%(S)	3 Month CDOR(2)(S)	99,822	(70,551)	(170,373)
CAD	1,692	06/19/27	2.219%(S)	3 Month CDOR(2)(S)	(44,763)	(42,701)	2,062
CAD	1,024	12/21/27	3.594%(S)	3 Month CDOR(1)(S)	15,215	(2,415)	(17,630)
CAD	526	12/21/32	3.875%(S)	3 Month CDOR(2)(S)	3,212	5,547	2,335
CAD	940	12/03/41	2.800%(S)	3 Month CDOR(2)(S)	86,303	(101,480)	(187,783)
CAD	1,430	12/03/50	2.800%(S)	3 Month CDOR(2)(S)	156,426	(159,092)	(315,518)
CHF	1,050	08/10/31	(0.220)%(A)	1 Day SARON(2)(A)	—	(171,192)	(171,192)
CLP	204,850	08/12/26	3.620%(S)	1 Day CLOIS(2)(S)	—	(27,279)	(27,279)
CNH	64,130	08/12/26	2.490%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(79)	(10,998)	(10,919)
CNH	83,820	08/20/26	2.440%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(299)	(42,352)	(42,053)
COP	710,000	08/12/31	5.910%(Q)	1 Day COOIS(2)(Q)	—	(32,727)	(32,727)
CZK	18,000	08/12/26	2.062%(A)	6 Month PRIBOR(2)(S)	—	(100,014)	(100,014)
DKK	3,300	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)	(24,105)	(35,895)	(11,790)
EUR	25,625	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)	—	(522,278)	(522,278)
EUR	12,130	12/02/24	(0.285)%(A)	6 Month EURIBOR(2)(S)	—	(532,911)	(532,911)
EUR	1,149	12/18/27	2.000%(A)	6 Month EURIBOR(2)(S)	(11,664)	(4,887)	6,777
EUR	1,542	12/21/27	1.938%(A)	6 Month EURIBOR(2)(S)	(30,164)	(4,006)	26,158
EUR	346	12/21/32	2.125%(A)	6 Month EURIBOR(2)(S)	(9,248)	(5,741)	3,507
EUR	654	11/12/36	0.610%(A)	6 Month EURIBOR(2)(S)	—	(46,422)	(46,422)
EUR	1,335	11/12/41	0.454%(A)	6 Month EURIBOR(1)(S)	—	77,167	77,167

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	715	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)	$—	$104,122	$104,122
EUR	715	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)	—	(107,835)	(107,835)
EUR	1,734	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)	—	243,915	243,915
EUR	1,734	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)	—	(253,110)	(253,110)
EUR	1,390	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)	—	(401,996)	(401,996)
EUR	1,140	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)	—	101,464	101,464
EUR	1,140	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)	—	(105,948)	(105,948)
EUR	673	11/12/51	(0.012)%(A)	6 Month EURIBOR(2)(S)	(15,152)	(23,564)	(8,412)
GBP	1,260	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(46,102)	85,396	131,498
GBP	4,445	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(61,578)	301,257	362,835
GBP	3,875	05/08/27	1.050%(A)	1 Day SONIA(1)(A)	63,776	306,111	242,335
GBP	1,005	12/18/27	2.313%(A)	1 Day SONIA(1)(A)	9,398	124	(9,274)
GBP	640	12/21/27	2.531%(A)	1 Day SONIA(1)(A)	12,119	(1,142)	(13,261)
GBP	2,383	12/07/30	1.009%(A)	1 Day SONIA(2)(A)	—	(285,966)	(285,966)
GBP	8,870	05/08/31	1.150%(A)	1 Day SONIA(1)(A)	(683,472)	1,007,849	1,691,321
GBP	635	05/08/32	1.150%(A)	1 Day SONIA(1)(A)	4,448	78,961	74,513
GBP	712	12/15/32	2.031%(A)	1 Day SONIA(1)(A)	11,052	4,820	(6,232)
GBP	310	12/21/32	2.281%(A)	1 Day SONIA(1)(A)	11,509	2,001	(9,508)
GBP	1,200	05/08/41	1.250%(A)	1 Day SONIA(2)(A)	180,772	(222,210)	(402,982)
GBP	625	05/08/42	1.250%(A)	1 Day SONIA(1)(A)	34,204	119,572	85,368
GBP	3,240	05/08/46	1.250%(A)	1 Day SONIA(2)(A)	603,214	(690,800)	(1,294,014)
HUF	50,000	08/10/31	2.748%(A)	6 Month BUBOR(2)(S)	—	(42,418)	(42,418)
ILS	1,010	08/12/31	1.120%(A)	3 Month TELBOR(2)(Q)	—	(39,150)	(39,150)
JPY	800,000	07/08/23	(0.050)%(A)	1 Day TONAR(2)(A)	3,378	(5,385)	(8,763)
JPY	40,000	07/08/24	(0.050)%(A)	1 Day TONAR(2)(A)	(548)	(857)	(309)
JPY	1,025,000	07/08/26	(0.050)%(A)	1 Day TONAR(2)(A)	20,383	(68,110)	(88,493)
JPY	145,619	03/21/27	(0.050)%(A)	1 Day TONAR(2)(A)	(5,797)	(10,401)	(4,604)
JPY	110,000	07/08/27	(0.050)%(A)	1 Day TONAR(1)(A)	8,529	10,798	2,269
JPY	615,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)	5,889	(88,253)	(94,142)
JPY	803,000	07/08/31	0.000%(A)	1 Day TONAR(2)(A)	5,426	(227,990)	(233,416)
JPY	145,000	07/08/32	0.050%(A)	1 Day TONAR(1)(A)	29,607	45,218	15,611
JPY	44,953	12/21/32	0.375%(A)	1 Day TONAR(1)(A)	8,473	5,180	(3,293)
JPY	515,000	07/08/35	0.100%(A)	1 Day TONAR(2)(A)	13,323	(246,680)	(260,003)
JPY	418,000	07/08/41	0.250%(A)	1 Day TONAR(2)(A)	16,405	(320,427)	(336,832)
JPY	38,000	09/02/41	0.227%(A)	1 Day TONAR(2)(A)	—	(30,926)	(30,926)
JPY	233,000	07/08/46	0.350%(A)	1 Day TONAR(2)(A)	30,374	(221,499)	(251,873)
JPY	275,000	07/08/51	0.450%(A)	1 Day TONAR(2)(A)	33,525	(289,646)	(323,171)
JPY	39,000	09/02/51	0.393%(A)	1 Day TONAR(2)(A)	—	(46,001)	(46,001)
JPY	20,000	07/08/52	0.450%(A)	1 Day TONAR(2)(A)	(11,722)	(22,094)	(10,372)
KRW	3,820,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)	—	(406,594)	(406,594)
MXN	10,400	04/19/32	8.945%(M)	28 Day Mexican Interbank Rate(2)(M)	—	1,859	1,859
MXN	30,595	06/02/32	7.970%(M)	28 Day Mexican Interbank Rate(2)(M)	18,396	(92,922)	(111,318)
NOK	7,801	09/21/27	2.406%(A)	6 Month NIBOR(1)(S)	4,794	32,282	27,488
NOK	12,702	12/18/27	3.285%(A)	6 Month NIBOR(1)(S)	—	(1,657)	(1,657)
NOK	1,535	08/10/31	1.460%(A)	6 Month NIBOR(2)(S)	—	(20,947)	(20,947)
NOK	8,770	09/15/32	2.375%(A)	6 Month NIBOR(1)(S)	899	32,150	31,251
NOK	3,831	12/21/32	3.219%(A)	6 Month NIBOR(1)(S)	1,793	3,227	1,434
NZD	1,966	06/19/27	3.130%(S)	3 Month BBR(1)(Q)	1,174	28,770	27,596
NZD	1,301	09/21/27	3.281%(S)	3 Month BBR(2)(Q)	27,977	29,655	1,678
NZD	540	08/10/31	1.876%(S)	3 Month BBR(2)(Q)	—	(55,573)	(55,573)
NZD	630	09/21/32	3.703%(S)	3 Month BBR(1)(Q)	—	14,240	14,240
NZD	1,653	12/15/32	4.165%(S)	3 Month BBR(1)(Q)	—	1,900	1,900
PLN	1,000	11/09/31	2.845%(A)	6 Month WIBOR(2)(S)	—	(54,625)	(54,625)
SEK	16,272	12/21/27	2.844%(A)	3 Month STIBOR(2)(Q)	(12,879)	(1,457)	11,422
SEK	6,000	08/10/31	0.529%(A)	3 Month STIBOR(2)(Q)	—	(104,217)	(104,217)
SEK	8,767	09/15/32	2.594%(A)	3 Month STIBOR(1)(Q)	351	10,512	10,161
SEK	3,852	09/21/32	2.281%(A)	3 Month STIBOR(2)(Q)	333	(18,531)	(18,864)
SGD	800	07/29/31	1.120%(S)	1 Day SORA(2)(S)	(3,120)	(87,524)	(84,404)
THB	28,000	08/17/31	1.320%(Q)	1 Day THOR(2)(Q)	—	(98,880)	(98,880)

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	12,312	05/18/25	2.751%(A)	1 Day SOFR(1)(A)	$—	$(9,864)	$(9,864)
	6,155	05/18/25	2.774%(A)	1 Day SOFR(2)(A)	—	(2,241)	(2,241)
	6,155	05/18/25	2.776%(A)	1 Day SOFR(2)(A)	—	(1,951)	(1,951)
	5,540	03/04/26	1.476%(A)	1 Day SOFR(2)(A)	—	(113,617)	(113,617)
	6,205	03/04/26	1.502%(A)	1 Day SOFR(2)(A)	—	(124,262)	(124,262)
	3,102	03/04/26	1.506%(A)	1 Day SOFR(2)(A)	—	(61,900)	(61,900)
	7,313	03/04/26	1.518%(A)	1 Day SOFR(2)(A)	—	(144,339)	(144,339)
	6,794	03/20/26	1.256%(A)	1 Day SOFR(2)(A)	—	(166,516)	(166,516)
	5,665	03/20/26	1.282%(A)	1 Day SOFR(2)(A)	—	(136,088)	(136,088)
	5,665	03/20/26	1.350%(A)	1 Day SOFR(2)(A)	—	(129,031)	(129,031)
	5,650	03/20/26	1.354%(A)	1 Day SOFR(2)(A)	—	(128,270)	(128,270)
	5,675	03/20/26	1.355%(A)	1 Day SOFR(2)(A)	—	(128,680)	(128,680)
	3,400	03/20/26	1.376%(A)	1 Day SOFR(2)(A)	—	(75,740)	(75,740)
	1,135	03/20/26	1.378%(A)	1 Day SOFR(2)(A)	—	(25,242)	(25,242)
	5,642	03/20/26	1.382%(A)	1 Day SOFR(2)(A)	—	(125,109)	(125,109)
	5,640	03/20/26	1.399%(A)	1 Day SOFR(2)(A)	—	(123,291)	(123,291)
	11,447	03/20/26	2.693%(A)	1 Day SOFR(2)(A)	—	24,129	24,129
	1,344	03/20/27	1.380%(A)	1 Day SOFR(1)(A)	11,694	44,899	33,205
	1,680	12/21/27	2.844%(A)	1 Day SOFR(2)(A)	(28,137)	5,314	33,451
	2,467	08/15/28	1.220%(A)	1 Day SOFR(1)(A)	—	202,104	202,104
	5	09/21/32	2.000%(A)	1 Day SOFR(1)(A)	389	343	(46)
	2,745	05/18/33	2.602%(A)	1 Day SOFR(2)(A)	—	39,664	39,664
	1,370	05/18/33	2.741%(A)	1 Day SOFR(1)(A)	—	3,549	3,549
	1,370	05/18/33	2.743%(A)	1 Day SOFR(1)(A)	—	3,307	3,307
	1,180	03/04/34	1.647%(A)	1 Day SOFR(1)(A)	—	109,877	109,877
	1,325	03/04/34	1.657%(A)	1 Day SOFR(1)(A)	—	122,328	122,328
	661	03/04/34	1.664%(A)	1 Day SOFR(1)(A)	—	60,610	60,610
	1,560	03/04/34	1.665%(A)	1 Day SOFR(1)(A)	—	142,982	142,982
	1,435	03/20/34	1.406%(A)	1 Day SOFR(1)(A)	—	162,249	162,249
	1,200	03/20/34	1.446%(A)	1 Day SOFR(1)(A)	—	131,701	131,701
	1,195	03/20/34	1.454%(A)	1 Day SOFR(1)(A)	—	130,432	130,432
	1,200	03/20/34	1.461%(A)	1 Day SOFR(1)(A)	—	130,228	130,228
	1,200	03/20/34	1.472%(A)	1 Day SOFR(1)(A)	—	129,128	129,128
	1,191	03/20/34	1.473%(A)	1 Day SOFR(1)(A)	—	128,060	128,060
	1,195	03/20/34	1.476%(A)	1 Day SOFR(1)(A)	—	128,175	128,175
	720	03/20/34	1.482%(A)	1 Day SOFR(1)(A)	—	76,877	76,877
	240	03/20/34	1.489%(A)	1 Day SOFR(1)(A)	—	25,486	25,486
	1,735	03/20/34	2.745%(A)	1 Day SOFR(1)(A)	—	2,635	2,635
	2,125	03/20/34	2.751%(A)	1 Day SOFR(1)(A)	—	2,165	2,165
ZAR	97,500	08/06/31	7.185%(Q)	3 Month JIBAR(2)(Q)	(2,915)	(642,251)	(639,336)
ZAR	21,000	11/05/31	7.625%(Q)	3 Month JIBAR(2)(Q)	(141)	(105,621)	(105,480)
ZAR	28,448	06/15/32	8.130%(Q)	3 Month JIBAR(2)(Q)	19,662	(104,757)	(124,419)

					$849,122	$(4,748,166)	$(5,597,288)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements:
CNH	203,649	09/15/26	2.632%(Q)	7 Day China Fixing Repo Rate(2)(Q)	$101,824	$—	$101,824	JPMorgan Chase Bank, N.A.
CNH	8,645	12/15/26	2.422%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(7,905)	—	(7,905)	BNP Paribas S.A.
CNH	5,628	12/15/26	2.518%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(1,812)	—	(1,812)	Citibank, N.A.
CNH	6,431	03/16/27	2.475%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(1,192)	—	(1,192)	Bank of America, N.A.
CNH	9,117	03/16/27	2.679%(Q)	7 Day China Fixing Repo Rate(2)(Q)	5,402	—	5,402	JPMorgan Chase Bank, N.A.

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements (cont’d.):
CNH	8,559	06/15/27	2.464%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$(8,228)	$—	$(8,228)	Standard Chartered Bank
CNH	3,994	06/15/27	2.518%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(2,363)	—	(2,363)	Citibank, N.A.
MYR	5,400	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)	(54,157)	(77)	(54,080)	HSBC Bank PLC
MYR	1,000	04/07/32	3.870%(Q)	3 Month KLIBOR(2)(Q)	(2,121)	(12)	(2,109)	Citibank, N.A.

					$29,448	$(89)	$29,537

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at June 30, 2022:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
Bloomberg Commodity Index(Q)	3 Month U.S. Treasury Bill(Q)	Bank of America, N.A.	03/31/23	73,717	$(3,747)	$—	$(3,747)
MSCI Emerging Latin America Net Total Return USD Index(Q)	1 Day Fed Funds-35bps(Q)	Morgan Stanley & Co. International PLC	07/20/22	41,159	(7,759,068)	—	(7,759,068)

					$(7,762,815)	$—	$(7,762,815)

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$3,481,408	$(2,488,284)	$13,373,287	$(20,687,487)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Citigroup Global Markets, Inc.	$—	$5,408,087
Goldman Sachs & Co. LLC	210,000	130,137,214
J.P. Morgan Securities LLC	270,000	10,565,730
Morgan Stanley & Co. LLC	—	1,245,807

Total	$480,000	$147,356,838

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds	$2,093,046,187	$—	$—
Common Stocks	4,019,987,579	1,267,258,676	10
Exchange-Traded Funds	536,619,119	—	—
Preferred Stocks	285,359	6,704,478	—
Rights	—	2,665	—
Asset-Backed Securities
Automobiles	—	8,590,764	—
Collateralized Debt Obligation	—	775,949	—
Collateralized Loan Obligations	—	313,141,225	—
Consumer Loans	—	5,072,422	—
Equipment	—	183,833	—
Home Equity Loans	—	57,604	—
Manufactured Housing	—	70,122	—
Other	—	423,700	—
Residential Mortgage-Backed Securities	—	770,079	—
Student Loans	—	720,179	—
Bank Loans	—	6,546,665	—
Commercial Mortgage-Backed Securities	—	26,852,576	—
Corporate Bonds	—	307,352,364	—
Municipal Bonds	—	1,570,842	—
Residential Mortgage-Backed Securities	—	7,136,943	418,330
Sovereign Bonds	—	171,100,950	—
U.S. Government Agency Obligations	—	46,220,769	—
U.S. Treasury Obligations	—	136,162,891	—
Short-Term Investments
Affiliated Mutual Funds	2,368,122,886	—	—
Commercial Paper	—	2,698,753	—
Foreign Treasury Obligations	—	5,220,050	—
U.S. Treasury Obligations	—	141,600,741	—
Unaffiliated Fund	6,777,191	—	—
Options Purchased	—	1,315,671	—

Total	$9,024,838,321	$2,457,550,911	$418,340

Liabilities
Options Written	$—	$(445,682)	$—

Other Financial Instruments*
Assets
Futures Contracts	$15,653,417	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	15,252,658	—
OTC Cross Currency Exchange Contracts	—	21,414	—
OTC Packaged Credit Default Swap Agreements	—	12,884,308	—
Centrally Cleared Credit Default Swap Agreements	—	1,110,015	—
OTC Credit Default Swap Agreements	—	3,779,280	—
OTC Inflation Swap Agreements	—	12,330	—
Centrally Cleared Interest Rate Swap Agreements	—	5,164,132	—
OTC Interest Rate Swap Agreements	—	107,226	—

Total	$15,653,417	$38,331,363	$—

Liabilities
Futures Contracts	$(2,712,766)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(6,383,674)	—
OTC Cross Currency Exchange Contracts	—	(27,468)	—
OTC Packaged Credit Default Swap Agreements	—	(12,716,925)	—
OTC Credit Default Swap Agreements	—	(2,537,660)	—

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities (continued)
OTC Inflation Swap Agreements	$—	$(9,042)	$—
Centrally Cleared Interest Rate Swap Agreements	—	(10,761,420)	—
OTC Interest Rate Swap Agreements	—	(77,778)	—
OTC Total Return Swap Agreements	—	(7,762,815)	—

Total	$(2,712,766)	$(40,276,782)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2022 were as follows:

Affiliated Mutual Funds (1.2% represents investments purchased with collateral from securities on loan)	39.3%
Exchange-Traded Funds	4.7
Pharmaceuticals	3.3
Software	3.1
Banks	2.9
Collateralized Loan Obligations	2.8
U.S. Treasury Obligations	2.5
Oil, Gas & Consumable Fuels	2.3
Technology Hardware, Storage & Peripherals	2.1
Semiconductors & Semiconductor Equipment	2.0
IT Services	1.7
Interactive Media & Services	1.6
Sovereign Bonds	1.5
Insurance	1.5
Capital Markets	1.4
Health Care Providers & Services	1.4
Equity Real Estate Investment Trusts (REITs)	1.3
Automobiles	1.2
Health Care Equipment & Supplies	1.1
Hotels, Restaurants & Leisure	1.0
Electric Utilities	0.9
Biotechnology	0.9
Internet & Direct Marketing Retail	0.9
Aerospace & Defense	0.9
Food Products	0.8
Chemicals	0.8
Beverages	0.8
Food & Staples Retailing	0.8
Specialty Retail	0.8
Machinery	0.8
Metals & Mining	0.7
Diversified Financial Services	0.6
Life Sciences Tools & Services	0.6
Multi-Utilities	0.6
Diversified Telecommunication Services	0.6
Textiles, Apparel & Luxury Goods	0.6
Entertainment	0.5
Tobacco	0.5
Household Products	0.5
Media	0.5
Road & Rail	0.4
Trading Companies & Distributors	0.4
U.S. Government Agency Obligations	0.4

Industrial Conglomerates	0.4%
Electronic Equipment, Instruments & Components	0.4
Personal Products	0.3
Electrical Equipment	0.3
Building Products	0.3
Wireless Telecommunication Services	0.3
Communications Equipment	0.3
Professional Services	0.3
Air Freight & Logistics	0.3
Commercial Mortgage-Backed Securities	0.2
Consumer Finance	0.2
Electric	0.2
Multiline Retail	0.2
Marine	0.2
Containers & Packaging	0.2
Commercial Services & Supplies	0.2
Telecommunications	0.2
Household Durables	0.2
Oil & Gas	0.1
Energy Equipment & Services	0.1
Airlines	0.1
Real Estate Management & Development	0.1
Foods	0.1
Real Estate Investment Trusts (REITs)	0.1
Auto Components	0.1
Healthcare-Services	0.1
Construction Materials	0.1
Construction & Engineering	0.1
Auto Manufacturers	0.1
Commercial Services	0.1
Residential Mortgage-Backed Securities	0.1
Pipelines	0.1
Water Utilities	0.1
Leisure Products	0.1
Healthcare-Products	0.1
Gas Utilities	0.1
Unaffiliated Fund	0.1
Independent Power & Renewable Electricity Producers	0.1
Diversified Consumer Services	0.1
Real Estate	0.1
Home Builders	0.1
Retail	0.1
Engineering & Construction	0.1
Foreign Treasury Obligations	0.0	*

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Industry Classification (continued):

Consumer Loans	0.0	*%
Packaging & Containers	0.0	*
Distributors	0.0	*
Agriculture	0.0	*
Building Materials	0.0	*
Paper & Forest Products	0.0	*
Iron/Steel	0.0	*
Machinery-Diversified	0.0	*
Commercial Paper	0.0	*
Transportation	0.0	*
Gas	0.0	*
Semiconductors	0.0	*
Apparel	0.0	*
Multi-National	0.0	*
Lodging	0.0	*
Computers	0.0	*
Auto Parts & Equipment	0.0	*
Municipal Bonds	0.0	*
Internet	0.0	*
Options Purchased	0.0	*
Distribution/Wholesale	0.0	*
Health Care Technology	0.0	*

Mining	0.0	*%
Cosmetics/Personal Care	0.0	*
Collateralized Debt Obligation	0.0	*
Student Loans	0.0	*
Other	0.0	*
Office/Business Equipment	0.0	*
Housewares	0.0	*
Water	0.0	*
Trucking & Leasing	0.0	*
Equipment	0.0	*
Forest Products & Paper	0.0	*
Manufactured Housing	0.0	*
Electronics	0.0	*
Home Equity Loans	0.0	*

	101.2
Options Written	(0.0	)*
Liabilities in excess of other assets	(1.2)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity contracts risk, credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Commodity contracts	—	$—		Unrealized depreciation on OTC swap agreements	$3,747
Credit contracts	Due from/to broker-variation margin swaps	1,110,015*		—	—
Credit contracts	Premiums paid for OTC swap agreements	3,481,408		Premiums received for OTC swap agreements	2,488,195
Credit contracts	Unaffiliated investments	1,271,677		Options written outstanding, at value	418,789
Credit contracts	Unrealized appreciation on OTC swap agreements	13,253,731		Unrealized depreciation on OTC swap agreements	12,837,941
Equity contracts	Due from/to broker-variation margin futures	9,168,039	*	Due from/to broker-variation margin futures	279,551	*
Equity contracts	—	—		Unrealized depreciation on OTC swap agreements	7,759,068
Foreign exchange contracts	Due from/to broker-variation margin futures	2,335,531*		—	—
Foreign exchange contracts	Unaffiliated investments	43,994		Options written outstanding, at value	26,893
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	21,414		Unrealized depreciation on OTC cross currency exchange contracts	27,468

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	$15,252,658		Unrealized depreciation on OTC forward foreign currency exchange contracts	$6,383,674
Interest rate contracts	Due from/to broker-variation margin futures	4,149,847	*	Due from/to broker-variation margin futures	2,433,215	*
Interest rate contracts	Due from/to broker-variation margin swaps	5,164,132	*	Due from/to broker-variation margin swaps	10,761,420	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	89
Interest rate contracts	Unrealized appreciation on OTC swap agreements	119,556		Unrealized depreciation on OTC swap agreements	86,731

		$55,372,002			$43,506,781

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Commodity contracts	$—	$—	$—	$—	$9,025,455
Credit contracts	(663,457)	657,666	—	—	1,030,099
Equity contracts	—	—	(391,622,216)	—	—
Foreign exchange contracts	7,116	587,402	6,267,067	22,259,310	—
Interest rate contracts	—	—	(67,638,589)	—	(15,592,415)

Total	$(656,341)	$1,245,068	$(452,993,738)	$22,259,310	$(5,536,861)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Commodity contracts	$—	$—	$—	$—	$(3,747)
Credit contracts	974,753	152,439	—	—	1,532,864
Equity contracts	—	—	(21,102,311)	—	(7,759,068)
Foreign exchange contracts	(155,726)	18,420	2,715,752	9,718,168	—
Interest rate contracts	—	—	(4,150,331)	—	(707,704)

Total	$819,027	$170,859	$(22,536,890)	$9,718,168	$(6,937,655)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2022, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 537,144
Options Written (2)	305,638,708

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (2)	$2,996,014,041
Futures Contracts - Short Positions (2)	691,351,891
Forward Foreign Currency Exchange Contracts - Purchased (3)	274,910,587
Forward Foreign Currency Exchange Contracts - Sold (3)	651,332,153
Cross Currency Exchange Contracts (4)	1,476,296
Interest Rate Swap Agreements (2)	388,232,484
Credit Default Swap Agreements - Buy Protection (2)	119,993,667
Credit Default Swap Agreements - Sell Protection (2)	48,548,333
Total Return Swap Agreements (2)	83,745,003
Inflation Swap Agreements (2)	2,148,825

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2022.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:
Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$136,886,591	$(136,886,591)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.(3)	$—	$(3,747)	$(3,747)	$3,747	$—
Bank of America, N.A.(5)	1,056,024	(479,192)	576,832	—	576,832
Barclays Bank PLC(4-a)	8,722,191	(5,414,414)	3,307,777	(3,144,072)	163,705
Barclays Bank PLC(4-b)	3,672,421	(2,610,974)	1,061,447	(988,218)	73,229
BNP Paribas S.A.(4-a)	1,174,700	(162,573)	1,012,127	(1,012,127)	—
BNP Paribas S.A.(4-b)	284,052	(101,931)	182,121	(182,121)	—
BNP Paribas S.A.(5)	—	(7,905)	(7,905)	—	(7,905)
Citibank, N.A.(4-a)	3,125,361	(3,110,040)	15,321	—	15,321
Citibank, N.A.(4-b)	155,541	(77,163)	78,378	(78,378)	—
Citibank, N.A.(5)	2,668,629	(1,191,392)	1,477,237	—	1,477,237
Deutsche Bank AG(4-a)	1,637,040	(57,082)	1,579,958	(1,579,958)	—
Deutsche Bank AG(5)	680,141	(426,688)	253,453	(60,000)	193,453
Goldman Sachs International(4-a)	78,741	(46,650)	32,091	—	32,091
Goldman Sachs International(5)	—	(8,566)	(8,566)	8,526	(40)
HSBC Bank PLC(4-a)	81,835	(345,574)	(263,739)	263,739	—
HSBC Bank PLC(4-b)	2,362,534	(2,544,624)	(182,090)	182,090	—
JPMorgan Chase Bank, N.A.(4-a)	397,406	(999,784)	(602,378)	602,378	—
JPMorgan Chase Bank, N.A.(4-b)	2,950	(151,534)	(148,584)	148,584	—
JPMorgan Chase Bank, N.A.(5)	2,650,458	(1,325,666)	1,324,792	(350,000)	974,792
JPMorgan Securities LLC(4-a)	—	(15,435)	(15,435)	—	(15,435)
Morgan Stanley & Co. International PLC(3)	—	(7,759,068)	(7,759,068)	7,759,068	—
Morgan Stanley & Co. International PLC(4-a)	2,939,803	(2,664,935)	274,868	(240,000)	34,868

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Morgan Stanley & Co. International PLC(4-b)	$12,917	$(294,946)	$(282,029)	$282,029	$—
Morgan Stanley & Co. International PLC(5)	3,715	(185)	3,530	—	3,530
Standard Chartered Bank (5)	—	(8,228)	(8,228)	—	(8,228)
The Toronto-Dominion Bank(4-a)	1,613,797	(79,950)	1,533,847	(1,533,847)	—
The Toronto-Dominion Bank(4-b)	124,182	(144,349)	(20,167)	—	(20,167)

	$33,444,438	$(30,032,595)	$3,411,843	$81,440	$3,493,283

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.
(3)	PGIM Quant Solutions
(4-a)	PGIM Fixed Income (Core Plus)
(4-b)	PGIM Fixed Income (Global Bond)
(5)	Wellington Management Company, LLP

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited) as of June 30, 2022	STATEMENT OF OPERATIONS (unaudited) Six Months Ended June 30, 2022

ASSETS
Investments at value, including securities on loan of $136,886,591:
Unaffiliated investments (cost $8,043,771,976)	$7,021,638,499
Affiliated investments (cost $4,422,360,787)	4,461,169,073
Foreign currency, at value (cost $5,106,898)	5,067,051
Cash	1,899,922
Cash segregated for counterparty — OTC	10,000
Receivable for investments sold	74,869,111
Unrealized appreciation on OTC forward foreign currency exchange contracts	15,252,658
Dividends and interest receivable	14,422,822
Unrealized appreciation on OTC swap agreements	13,373,287
Premiums paid for OTC swap agreements	3,481,408
Tax reclaim receivable	2,522,653
Due from broker-variation margin futures	2,050,401
Deposit with broker for centrally cleared/exchange-traded derivatives	480,000
Due from broker-variation margin swaps	351,275
Receivable from affiliate	107,531
Receivable for Portfolio shares sold	63,585
Unrealized appreciation on OTC cross currency exchange contracts	21,414
Prepaid expenses	12,214

Total Assets	11,616,792,904

LIABILITIES
Payable to broker for collateral for securities on loan	141,065,211
Payable for investments purchased	87,445,177
Unrealized depreciation on OTC swap agreements	20,687,487
Unrealized depreciation on OTC forward foreign currency exchange contracts	6,383,674
Due to broker-variation margin futures	4,992,622
Management fee payable	2,555,746
Premiums received for OTC swap agreements	2,488,284
Accrued expenses and other liabilities	1,626,589
Payable for Portfolio shares purchased	1,524,092
Payable to affiliate	616,397
Options written outstanding, at value (premiums received $535,641)	445,682
Distribution fee payable	276,344
Unrealized depreciation on OTC cross currency exchange contracts	27,468
Trustees’ fees payable	7,613
Affiliated transfer agent fee payable	512

Total Liabilities	270,142,898

NET ASSETS	$11,346,650,006

Net assets were comprised of:
Partners’ Equity	$11,346,650,006

Net asset value and redemption price per share, $11,346,650,006 / 478,224,607 outstanding shares of beneficial interest	$23.73

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $4,111,944 foreign withholding tax, of which $388,670 is reimbursable by an affiliate)	$74,111,523
Interest income (net of $32,327 foreign withholding tax)	23,542,406
Affiliated dividend income	6,096,103
Income from securities lending, net (including affiliated income of $84,692)	206,962

Total income	103,956,994

EXPENSES
Management fee	41,253,255
Distribution fee	16,665,106
Custodian and accounting fees	648,969
Trustees’ fees	110,273
Legal fees and expenses	45,843
Audit fee	27,026
Shareholders’ reports	8,504
Transfer agent’s fees and expenses (including affiliated expense of $1,483)	3,726
Miscellaneous	102,325

Total expenses	58,865,027
Less: Fee waiver and/or expense reimbursement	(6,526,058)
Distribution fee waiver	(1,947,095)

Net expenses	50,391,874

NET INVESTMENT INCOME (LOSS)	53,565,120

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $82,951,757)	(155,845,119)
Net capital gain distributions received	18,975
In-kind transactions(1)	(162,221,395)
Futures transactions	(452,993,738)
Forward and cross currency contract transactions	22,259,310
Options written transactions	1,245,068
Swap agreements transactions	(5,536,861)
Foreign currency transactions	(10,718,377)

(763,792,137)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(428,406,035))	(1,908,062,112)
Futures	(22,536,890)
Forward and cross currency contracts	9,718,168
Options written	170,859
Swap agreements	(6,937,655)
Foreign currencies	394,440

(1,927,253,190)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(2,691,045,327)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,637,480,207)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)
	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$53,565,120	$10,788,789
Net realized gain (loss) on investment and foreign currency transactions	(763,811,112)	3,980,937,059
Net capital gain distributions received	18,975	41,597
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(1,927,253,190)	(1,627,743,740)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,637,480,207)	2,364,023,705

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [6,319,245 and 871,061 shares, respectively]	157,238,470	23,336,575
Portfolio shares purchased [58,575,584 and 63,584,863 shares, respectively]	(1,489,744,099)	(1,713,567,369)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(1,332,505,629)	(1,690,230,794)

TOTAL INCREASE (DECREASE)	(3,969,985,836)	673,792,911
NET ASSETS:
Beginning of period	15,316,635,842	14,642,842,931

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
End of period	$11,346,650,006	$15,316,635,842

(1)	See Note 9, Purchases & Redemption In-kind, in Notes to Financial Statements

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2022		Year Ended December 31,
			2021	2020	2019		2018	2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$28.87		$24.68	$21.76	$17.80		$18.98	$16.10

Income (Loss) From Investment Operations:
Net investment income (loss)	0.11		0.02	(0.01)	0.03		0.02	— (b)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(5.25)		4.17	2.93	3.93		(1.20)	2.88

Total from investment operations	(5.14)		4.19	2.92	3.96		(1.18)	2.88

Capital Contributions	—		—	—	—	(b)(c)	—	—

Net Asset Value, end of period	$23.73		$28.87	$24.68	$21.76		$17.80	$18.98

Total Return(d)	(17.80)%		16.98%	13.42%	22.25	%(e)	(6.22)%	17.89%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$11,347		$15,317	$14,643	$14,290		$12,090	$14,539
Average net assets (in millions)	$13,443		$15,150	$12,945	$13,724		$14,194	$13,771
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.76	%(g)	0.47%	0.16%	0.16%		0.15%	0.15%
Expenses before waivers and/or expense reimbursement	0.89	%(g)	0.57%	0.16%	0.16%		0.16%	0.16%
Net investment income (loss)	0.80	%(g)	0.07%	(0.04)%	0.12%		0.09%	(0.03)%
Portfolio turnover rate(h)	34%		84%	61%	26%		15%	17%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)	Does not include expenses of the underlying funds in which the Portfolio invests.
(g)	Annualized.
(h)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 96.7%

ASSET-BACKED SECURITIES — 5.4%
Canada — 0.1%
Chesapeake Funding II LLC,
Series 2021-01A, Class A1, 144A
0.470%	04/15/33	221	$216,148

Cayman Islands — 3.0%
Atlas Senior Loan Fund,
Series 2019-14A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
1.414%(c)	07/20/32	639	623,332
Bain Capital Credit CLO Ltd.,
Series 2017-02A, Class BR2, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
2.784%(c)	07/25/34	544	513,542
Series 2021-04A, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
2.233%(c)	10/20/34	322	311,741
Black Diamond CLO Ltd.,
Series 2016-01A, Class A2AR, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)
2.964%(c)	04/26/31	384	365,634
CarVal CLO Ltd.,
Series 2019-01A, Class ANR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
2.173%(c)	04/20/32	472	460,872
CIFC Funding Ltd.,
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
2.044%(c)	04/18/31	355	346,995
Greywolf CLO Ltd.,
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.630% (Cap N/A, Floor 0.000%)
2.844%(c)	04/26/31	408	392,229
Halsey Point CLO Ltd.,
Series 2019-01A, Class A1A1, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
2.413%(c)	01/20/33	591	574,779
Series 2020-03A, Class A1A, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
2.736%(c) 11/30/32		1,418	1,393,215
ICG US CLO Ltd.,
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
2.184%(c)	10/19/28	442	437,367
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 0.000%)
2.158%(c)	04/21/31	591	579,041
Jamestown CLO Ltd.,
Series 2018-06RA, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.334%(c)	04/25/30	254	250,558
Magnetite Ltd.,
Series 2015-16A, Class AR, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
1.844%(c)	01/18/28	373	368,513

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Cayman Islands (cont’d.)
Mountain View CLO LLC,
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)
2.398%(c)	04/14/33	700	$681,054
Nassau Ltd.,
Series 2019-IIA, Class AN, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
2.494%(c)	10/15/32	355	347,298
OZLM Ltd.,
Series 2018-18A, Class A, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
2.064%(c)	04/15/31	497	486,857
Parallel Ltd.,
Series 2020-01A, Class A2R, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
2.913%(c)	07/20/34	296	284,704
Regatta Funding Ltd.,
Series 2021-05A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.213%(c)	01/20/35	250	241,579
Sound Point CLO Ltd.,
Series 2013-02RA, Class A1, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.994%(c)	04/15/29	348	343,950
Trysail CLO Ltd.,
Series 2021-01A, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
2.383%(c)	07/20/32	709	692,096
Venture CLO Ltd.,
Series 2020-39A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
2.324%(c)	04/15/33	316	305,909

			10,001,265

United States — 2.3%
Affirm Asset Securitization Trust,
Series 2021-A, Class A, 144A
0.880%	08/15/25	770	760,405
Series 2021-Z01, Class A, 144A
1.070%	08/15/25	117	114,345
Series 2021-Z02, Class A, 144A
1.170%	11/16/26	374	364,595
AmeriCredit Automobile Receivables Trust,
Series 2018-01, Class C
3.500%	01/18/24	33	32,536
Series 2021-01, Class A2
0.280%	06/18/24	15	14,484
BHG Securitization Trust,
Series 2021-B, Class A, 144A
0.900%	10/17/34	73	69,329
Series 2022-A, Class A, 144A
1.710%	02/20/35	552	528,605
CFMT LLC,
Series 2021-AL01, Class B, 144A
1.390%	09/22/31	310	298,286

SEE NOTES TO FINANCIAL STATEMENTS.
A157

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
United States (cont’d.)
Countrywide Asset-Backed Certificates Trust,
Series 2007-09, Class 1A, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
1.824%(c)	06/25/47	74	$66,423
Series 2007-BC01, Class 2A4, 1 Month LIBOR + 0.230% (Cap N/A, Floor 0.230%)
1.854%(c)	05/25/37	88	82,327
Credit Acceptance Auto Loan Trust,
Series 2021-02A, Class A, 144A
0.960%	02/15/30	316	302,523
Series 2021-03A, Class A, 144A
1.000%	05/15/30	390	371,100
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB08, Class AF3
3.191%(cc)	12/25/35	21	20,682
ECMC Group Student Loan Trust,
Series 2017-01A, Class A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)
2.824%(c)	12/27/66	271	267,146
Exeter Automobile Receivables Trust,
Series 2018-03A, Class D, 144A
4.350%	06/17/24	79	78,851
Series 2020-01A, Class D, 144A
2.730%	12/15/25	350	345,249
Series 2021-01A, Class B
0.500%	02/18/25	189	187,944
Flagship Credit Auto Trust,
Series 2020-04, Class A, 144A
0.530%	04/15/25	127	126,263
Series 2021-01, Class A, 144A
0.310%	06/16/25	220	217,608
Ford Credit Floorplan Master Owner Trust A,
Series 2020-01, Class D
2.120%	09/15/25	166	160,231
GLS Auto Receivables Trust,
Series 2021-02A, Class A, 144A
0.310%	11/15/24	88	87,938
Ladder Capital Commercial Mortgage Securities Trust,
Series 2021-FL02, Class A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
2.524%(c)	12/13/38	183	179,079
Lehman XS Trust,
Series 2007-03, Class 1BA2, 6 Month LIBOR + 0.500% (Cap N/A, Floor 0.500%)
2.586%(c)	03/25/37	61	60,534
Marlette Funding Trust,
Series 2021-01A, Class A, 144A
0.600%	06/16/31	10	10,453
Series 2021-03A, Class A, 144A
0.650%	12/15/31	157	154,190
Series 2022-02A, Class A, 144A
4.250%	08/15/32	130	129,601
Navient Student Loan Trust,
Series 2017-02A, Class A, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
2.674%(c)	12/27/66	100	98,194

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
United States (cont’d.)
Nelnet Student Loan Trust,
Series 2021-CA, Class B, 144A
2.530%	04/20/62	169	$138,783
Nissan Auto Lease Trust,
Series 2020-A, Class A4
1.880%	04/15/25	150	150,134
Santander Drive Auto Receivables Trust,
Series 2020-04, Class C
1.010%	01/15/26	210	206,979
SLM Student Loan Trust,
Series 2003-01, Class A5A, 144A, 3 Month LIBOR + 0.110% (Cap N/A, Floor 0.000%)
1.939%(c)	12/15/32	180	167,775
Soundview Home Loan Trust,
Series 2007-OPT01, Class 1A1, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
1.824%(c)	06/25/37	114	83,728
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-BC02, Class A1, 1 Month LIBOR + 0.155% (Cap N/A, Floor 0.155%)
1.779%(c)	09/25/36	66	47,244
Series 2007-BC03, Class 2A4, 1 Month LIBOR + 0.260% (Cap N/A, Floor 0.260%)
1.884%(c)	05/25/47	39	34,597
Upstart Securitization Trust,
Series 2021-04, Class A, 144A
0.840%	09/20/31	338	325,237
Westlake Automobile Receivables Trust,
Series 2019-02A, Class E, 144A
4.020%	04/15/25	285	284,118
Series 2020-03A, Class A2, 144A
0.560%	05/15/24	48	48,351
Series 2021-02A, Class A2A, 144A
0.320%	04/15/25	132	130,269
Series 2021-02A, Class B, 144A
0.620%	07/15/26	123	118,537
Wheels SPV 2 LLC,
Series 2021-01A, Class A, 144A, 1 Month LIBOR + 0.280% (Cap N/A, Floor 0.000%)
1.892%(c)	08/20/29	572	567,314

			7,431,987

TOTAL ASSET-BACKED SECURITIES (cost $18,091,895)			17,649,400

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.6%
United States
225 Liberty Street Trust,
Series 2016-225L, Class E, 144A
4.803%(cc)	02/10/36	137	124,310
Ashford Hospitality Trust,
Series 2018-KEYS, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
2.325%(c)	06/15/35	209	202,481
BANK,
Series 2019-BN19, Class D, 144A
3.000%	08/15/61	24	17,253

SEE NOTES TO FINANCIAL STATEMENTS.
A158

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (cont’d.)
Series 2022-BNK40, Class A4
3.507%(cc)	03/15/64		250	$232,974
Barclays Commercial Mortgage Securities Trust,
Series 2017-C01, Class D, 144A
3.658%(cc)	02/15/50		24	19,015
BHP Trust,
Series 2019-BXHP, Class C, 144A, 1 Month LIBOR + 1.522% (Cap N/A, Floor 1.522%)
2.846%(c)	08/15/36		92	86,632
BX Trust,
Series 2018-EXCL, Class A, 144A, 1 Month LIBOR + 1.088% (Cap N/A, Floor 1.088%)
2.412%(c)	09/15/37		101	97,255
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class E, 144A
2.500%	11/15/52		200	129,317
Citigroup Commercial Mortgage Trust,
Series 2017-P07, Class D, 144A
3.250%	04/14/50		35	25,321
DBWF Mortgage Trust,
Series 2018-GLKS, Class A, 144A, 1 Month LIBOR + 1.030% (Cap N/A, Floor 1.030%)
2.625%(c)	12/19/30		320	310,046
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41		313	273,864
GS Mortgage Securities Trust,
Series 2013-G01, Class A1, 144A
2.059%	04/10/31		33	32,777
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC25, Class D, 144A
3.184%(cc)	12/15/59		119	93,141
Series 2017-RC01, Class D, 144A
3.250%	01/15/60		66	51,984
Series 2022-C62, Class A4
4.000%(cc)	04/15/55		250	239,273

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $2,097,264)				1,935,643

CORPORATE BONDS — 27.4%
Australia — 0.5%
Commonwealth Bank of Australia,
Covered Bonds
0.125%	10/15/29	EUR	345	311,671
Sub. Notes, 144A
3.784%	03/14/32		245	216,066
Sub. Notes, 144A, MTN
3.610%(ff)	09/12/34		243	216,750
Glencore Funding LLC,
Gtd. Notes, 144A
1.625%	04/27/26		96	85,347
4.125%	05/30/23		111	111,097
4.125%	03/12/24		114	113,419
4.625%	04/29/24		135	135,261

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Australia (cont’d.)
Macquarie Bank Ltd.,
Sub. Notes, 144A
3.052%(ff)	03/03/36		285	$228,684
National Australia Bank Ltd.,
Covered Bonds
0.010%	01/06/29	EUR	345	315,675

				1,733,970

Austria — 0.0%
Erste Group Bank AG,
Sub. Notes, EMTN
1.625%(ff)	09/08/31	EUR	100	93,788

Belgium — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
4.700%	02/01/36		65	62,395
Anheuser-Busch InBev SA,
Gtd. Notes, EMTN
2.700%	03/31/26	EUR	105	111,323
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
3.750%	07/15/42		75	61,096
4.439%	10/06/48		50	43,977
4.600%	06/01/60		75	65,754

				344,545

Bermuda — 0.0%
Bacardi Ltd.,
Gtd. Notes, 144A
4.700%	05/15/28		154	152,259

Brazil — 0.2%
Globo Comunicacao e Participacoes SA,
Sr. Unsec’d. Notes, 144A
4.875%	01/22/30		200	156,803
Nexa Resources SA,
Gtd. Notes
6.500%	01/18/28		200	191,583
OEC Finance Ltd.,
Gtd. Notes, 144A, 7.125% PIK
7.125%	12/26/46	1,163		35,526
Suzano Austria GmbH,
Gtd. Notes
3.750%	01/15/31		145	117,117
Vale Overseas Ltd.,
Gtd. Notes
6.250%	08/10/26		12	12,538

				513,567

Canada — 3.1%
Bank of Montreal,
Covered Bonds, EMTN
0.125%	01/26/27	EUR	330	320,105
Bank of Nova Scotia (The),
Covered Bonds
0.010%	01/14/27	EUR	227	219,203
Sr. Unsec’d. Notes
3.450%	04/11/25		130	128,252

SEE NOTES TO FINANCIAL STATEMENTS.
A159

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Canada (cont’d.)
Canadian Pacific Railway Co.,
Gtd. Notes
2.450%	12/02/31		35	$30,028
3.000%	12/02/41		20	15,719
3.100%	12/02/51		10	7,368
CDP Financial, Inc.,
Gtd. Notes, 144A
1.125%	04/06/27	EUR	1,186	1,201,983
CPPIB Capital, Inc.,
Gtd. Notes, EMTN
0.250%	04/06/27	EUR	1,133	1,105,363
OMERS Finance Trust,
Gtd. Notes, 144A
3.500%	04/19/32		635	620,061
Ontario Teachers’ Finance Trust,
Gtd. Notes
0.500%	05/06/25	EUR	1,132	1,151,208
Gtd. Notes, 144A
1.250%	09/27/30		854	712,792
1.850%	05/03/32	EUR	454	449,470
2.000%	04/16/31		1,251	1,099,995
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	1,421	1,331,541
0.900%	05/20/41	EUR	424	324,841
PSP Capital, Inc.,
Gtd. Notes, 144A
1.625%	10/26/28		630	566,442
Royal Bank of Canada,
Covered Bonds, EMTN
0.125%	04/26/27	EUR	450	434,215
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
6.850%	06/01/39		164	186,461
Toronto-Dominion Bank (The),
Sr. Unsec’d. Notes, MTN
1.450%	01/10/25		145	137,295

				10,042,342

Cayman Islands — 0.0%
Odebrecht Holdco Finance Ltd.,
Gtd. Notes, 144A
8.884%(s)	09/10/58		1,224	5,965

Chile — 0.1%
Corp. Nacional del Cobre de Chile,
Sr. Unsec’d. Notes
3.150%	01/14/30		200	174,957
Empresa Nacional de Telecomunicaciones SA,
Sr. Unsec’d. Notes, 144A
3.050%	09/14/32		150	120,533

				295,490

China — 0.4%
Baidu, Inc.,
Sr. Unsec’d. Notes
1.625%	02/23/27		362	320,362

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
China (cont’d.)
NXP BV/NXP Funding LLC/NXP USA, Inc.,
Gtd. Notes
3.250%	11/30/51			155	$108,588
Prosus NV,
Sr. Unsec’d. Notes, EMTN
4.027%	08/03/50			200	125,505
Sinopec Group Overseas Development 2017 Ltd.,
Gtd. Notes
3.250%	09/13/27			200	195,442
State Grid Overseas Investment BVI Ltd.,
Gtd. Notes, EMTN
4.250%	05/02/28			200	203,714
Tencent Holdings Ltd.,
Sr. Unsec’d. Notes, EMTN
3.595%	01/19/28			360	342,658

					1,296,269

Denmark — 0.2%
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A
4.298%(ff)	04/01/28			550	521,858
Sr. Unsec’d. Notes, EMTN
0.750%(ff)	06/09/29		EUR	200	176,328

					698,186

Finland — 0.0%
Citycon OYJ,
Jr. Sub. Notes
3.625%(ff)	06/10/26	(oo)	EUR	250	149,744

France — 1.5%
Adevinta ASA,
Sr. Sec’d. Notes
3.000%	11/15/27		EUR	175	153,282
BNP Paribas SA,
Sr. Unsec’d. Notes
1.875%	12/14/27		GBP	100	107,788
Sr. Unsec’d. Notes, 144A
3.375%	01/09/25			266	259,942
Sr. Unsec’d. Notes, EMTN
0.500%(ff)	01/19/30		EUR	200	171,215
Sub. Notes, 144A, MTN
4.375%(ff)	03/01/33			224	208,042
BPCE SA,
Sr. Unsec’d. Notes, 144A
1.652%(ff)	10/06/26			430	385,403
4.000%	09/12/23			590	589,159
Credit Agricole Assurances SA,
Sub. Notes
4.750%(ff)	09/27/48		EUR	200	203,206
Electricite de France SA,
Jr. Sub. Notes
2.875%(ff)	12/15/26	(oo)	EUR	600	488,897
Orange SA,
Sr. Unsec’d. Notes, EMTN
1.625%	04/07/32		EUR	300	279,022

SEE NOTES TO FINANCIAL STATEMENTS.
A160

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
France (cont’d.)
RCI Banque SA,
Sr. Unsec’d. Notes, EMTN
2.000%	07/11/24		EUR	599	$616,068
Societe Generale SA,
Sr. Unsec’d. Notes, 144A
1.488%(ff)	12/14/26			257	226,684
2.797%(ff)	01/19/28			330	294,741
Societe Generale SFH SA,
Covered Bonds
0.750%	01/29/27		EUR	500	500,581
Technip Energies NV,
Sr. Unsec’d. Notes
1.125%	05/28/28		EUR	225	192,145
TotalEnergies SE,
Jr. Sub. Notes, EMTN
3.369%(ff)	10/06/26	(oo)	EUR	210	202,462

					4,878,637

Germany — 1.1%
ADLER Group SA,
Sr. Unsec’d. Notes
1.875%	01/14/26		EUR	100	53,918
Bayer US Finance II LLC,
Gtd. Notes, 144A
4.250%	12/15/25			243	239,821
Commerzbank AG,
Jr. Sub. Notes
6.125%(ff)	10/09/25	(oo)	EUR	200	189,757
Sub. Notes, EMTN
4.000%	03/23/26		EUR	56	57,384
Deutsche Bank AG,
Sr. Unsec’d. Notes
2.129%(ff)	11/24/26			168	149,335
Sr. Unsec’d. Notes, EMTN
1.750%(ff)	11/19/30		EUR	200	172,840
2.625%	02/12/26		EUR	200	201,734
Sr. Unsec’d. Notes, Series E
0.962%	11/08/23			200	191,739
Sub. Notes
3.729%(ff)	01/14/32			330	247,580
Sub. Notes, EMTN
4.500%	05/19/26		EUR	100	104,446
Kreditanstalt fuer Wiederaufbau,
Gov’t. Gtd. Notes
0.375%	04/23/25		EUR	396	406,654
Gov’t. Gtd. Notes, EMTN
0.875%	07/04/39		EUR	224	186,994
Volkswagen Bank GmbH,
Sr. Unsec’d. Notes, EMTN
1.250%	06/10/24		EUR	400	410,755
Volkswagen International Finance NV,
Gtd. Notes
3.500%(ff)	06/17/25	(oo)	EUR	100	95,161
4.625%(ff)	03/24/26	(oo)	EUR	38	37,628
Vonovia SE,
Sr. Unsec’d. Notes
1.875%	06/28/28		EUR	200	183,673

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Germany (cont’d.)
WEPA Hygieneprodukte GmbH,
Sr. Sec’d. Notes
2.875%	12/15/27	(a)	EUR	146	$116,804
Wintershall Dea Finance BV,
Gtd. Notes
1.823%	09/25/31		EUR	200	167,413
ZF Finance GmbH,
Gtd. Notes, EMTN
2.000%	05/06/27		EUR	200	161,384
3.750%	09/21/28		EUR	200	164,754

					3,539,774

Guatemala — 0.0%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL,
Gtd. Notes, 144A
5.250%	04/27/29			42	37,061

India — 0.1%
Adani Transmission Ltd.,
Sr. Sec’d. Notes
4.000%	08/03/26			200	188,964

Ireland — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
Gtd. Notes
2.450%	10/29/26			150	130,583
3.000%	10/29/28			150	126,192
AIB Group PLC,
Jr. Sub. Notes
6.250%(ff)	06/23/25	(oo)	EUR	200	194,919
Sr. Unsec’d. Notes, 144A, MTN
4.750%	10/12/23			296	296,251
Sr. Unsec’d. Notes, EMTN
0.500%(ff)	11/17/27		EUR	185	168,031
Avolon Holdings Funding Ltd.,
Gtd. Notes, 144A
3.950%	07/01/24			64	61,680
Bank of Ireland Group PLC,
Sub. Notes, EMTN
1.375%(ff)	08/11/31		EUR	204	183,103

					1,160,759

Israel — 0.0%
Leviathan Bond Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	06/30/25			68	64,273

Italy — 0.6%
Assicurazioni Generali SpA,
Sub. Notes, EMTN
5.500%(ff)	10/27/47		EUR	129	136,053
Enel Finance International NV,
Gtd. Notes, 144A
2.250%	07/12/31			235	184,860
Gtd. Notes, EMTN
0.500%	06/17/30		EUR	200	166,267
Enel SpA,
Jr. Sub. Notes, Series 6.5Y
1.375%(ff)	06/08/27	(oo)	EUR	263	209,254

SEE NOTES TO FINANCIAL STATEMENTS.
A161

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Italy (cont’d.)
Eni SpA,
Jr. Sub. Notes, Series NC9
3.375%(ff)	07/13/29	(oo)	EUR	281	$231,879
Intesa Sanpaolo SpA,
Sub. Notes, 144A, MTN
5.017%	06/26/24			300	287,656
Rimini Bidco SpA,
Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 5.250% (Cap N/A, Floor 5.250%)
5.250%(c)	12/14/26		EUR	180	160,747
Telecom Italia SpA,
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24			200	192,258
Sr. Unsec’d. Notes, EMTN
1.625%	01/18/29		EUR	250	190,304
UniCredit SpA,
Sr. Unsec’d. Notes, 144A
1.982%(ff)	06/03/27			247	213,668

					1,972,946

Japan — 0.1%
Development Bank of Japan, Inc.,
Sr. Unsec’d. Notes, GMTN
0.010%	10/15/24		EUR	364	368,706

Luxembourg — 0.3%
ArcelorMittal SA,
Sr. Unsec’d. Notes
4.250%	07/16/29			100	94,834
Blackstone Property Partners Europe Holdings Sarl,
Sr. Unsec’d. Notes, EMTN
1.000%	05/04/28		EUR	119	98,999
1.250%	04/26/27		EUR	100	87,439
2.000%	02/15/24		EUR	119	121,267
Logicor Financing Sarl,
Gtd. Notes, EMTN
2.250%	05/13/25		EUR	124	124,269
3.250%	11/13/28		EUR	130	123,137
Vivion Investments Sarl,
Sr. Unsec’d. Notes
3.000%	08/08/24		EUR	200	181,543

					831,488

Malaysia — 0.1%
Petronas Capital Ltd.,
Gtd. Notes, 144A, MTN
3.500%	04/21/30			200	188,550

Mexico — 0.2%
America Movil SAB de CV,
Sr. Unsec’d. Notes
2.875%	05/07/30			200	178,975
Braskem Idesa SAPI,
Sr. Sec’d. Notes, 144A
6.990%	02/20/32			200	155,765
Comision Federal de Electricidad,
Gtd. Notes
4.688%	05/15/29			200	179,163

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Mexico (cont’d.)
Sigma Alimentos SA de CV,
Gtd. Notes
4.125%	05/02/26			300	$282,668

					796,571

Netherlands — 1.3%
ABN AMRO Bank NV,
Covered Bonds, EMTN
0.400%	09/17/41		EUR	300	214,071
Sr. Unsec’d. Notes, 144A
1.542%(ff)	06/16/27			400	351,952
Cooperatieve Rabobank UA,
Covered Bonds, EMTN
0.010%	07/02/30		EUR	400	355,649
0.125%	12/01/31		EUR	1,000	863,150
Jr. Sub. Notes
4.375%(ff)	06/29/27	(oo)	EUR	200	184,483
ING Groep NV,
Sr. Unsec’d. Notes
0.250%(ff)	02/18/29		EUR	300	261,250
0.250%(ff)	02/01/30		EUR	100	84,278
3.869%(ff)	03/28/26			200	196,164
Nederlandse Waterschapsbank NV,
Sr. Unsec’d. Notes, EMTN
0.000%	11/16/26		EUR	1,874	1,836,477
Shell International Finance BV,
Gtd. Notes
2.875%	11/26/41			20	15,477

					4,362,951

Norway — 0.0%
DNB Boligkreditt A/S,
Covered Bonds, EMTN
0.625%	06/19/25		EUR	138	140,846

Panama — 0.1%
ENA Master Trust,
Sr. Sec’d. Notes, 144A
4.000%	05/19/48			323	251,852

Peru — 0.0%
Volcan Cia Minera SAA,
Sr. Unsec’d. Notes, 144A
4.375%	02/11/26			20	17,571

Portugal — 0.0%
EDP - Energias de Portugal SA,
Jr. Sub. Notes, Series NC5
1.500%(ff)	03/14/82		EUR	100	80,852

Qatar — 0.1%
Ooredoo International Finance Ltd.,
Gtd. Notes, 144A, MTN
2.625%	04/08/31			200	174,018
Qatar Energy,
Sr. Unsec’d. Notes
3.125%	07/12/41			200	156,996

SEE NOTES TO FINANCIAL STATEMENTS.
A162

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Qatar (cont’d.)
Sr. Unsec’d. Notes, 144A
3.300%	07/12/51			200	$154,217

					485,231

Saudi Arabia — 0.1%
EIG Pearl Holdings Sarl,
Sr. Sec’d. Notes, 144A
3.545%	08/31/36			400	341,464

South Africa — 0.1%
Anglo American Capital PLC,
Gtd. Notes, 144A
2.875%	03/17/31	(a)		200	166,426

South Korea — 0.1%
Hyundai Capital Services, Inc.,
Sr. Unsec’d. Notes, 144A
2.125%	04/24/25			200	188,843

Spain — 0.6%
Banco Bilbao Vizcaya Argentaria SA,
Jr. Sub. Notes, Series 9
6.500%(ff)	03/05/25	(oo)		200	183,159
Banco Santander SA,
Sr. Unsec’d. Notes
4.175%(ff)	03/24/28			200	191,132
Sub. Notes
2.749%	12/03/30			200	158,859
CaixaBank SA,
Covered Bonds
1.000%	09/25/25		EUR	100	102,449
1.125%	08/05/22		EUR	200	209,876
Sr. Unsec’d. Notes, EMTN
0.375%(ff)	11/18/26		EUR	200	189,224
1.500%(ff)	12/03/26		GBP	100	109,778
Cellnex Finance Co. SA,
Gtd. Notes, EMTN
2.000%	02/15/33		EUR	100	69,572
FCC Aqualia SA,
Sr. Sec’d. Notes
2.629%	06/08/27		EUR	183	180,792
Iberdrola International BV,
Gtd. Notes, Series NC6
1.450%(ff)	11/09/26	(oo)	EUR	300	260,912
Lorca Telecom Bondco SA,
Sr. Sec’d. Notes
4.000%	09/18/27		EUR	180	158,502

					1,814,255

Supranational Bank — 0.5%
African Export-Import Bank (The),
Sr. Unsec’d. Notes, 144A
2.634%	05/17/26			219	193,355
European Investment Bank,
Sr. Unsec’d. Notes
0.000%	11/15/27		EUR	265	255,566
Sr. Unsec’d. Notes, EMTN
1.125%	09/15/36		EUR	482	428,871

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Supranational Bank (cont’d.)
Sr. Unsec’d. Notes, MTN
0.750%	07/15/27		AUD	280	$164,660
1.800%	01/19/27		AUD	365	229,433
Inter-American Development Bank,
Sr. Unsec’d. Notes, MTN
2.700%	01/29/26		AUD	80	53,072
Unsec’d. Notes, MTN
2.500%	04/14/27		AUD	110	70,716
International Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, GMTN
0.000%	01/15/27		EUR	162	158,221

					1,553,894

Sweden — 0.2%
Heimstaden Bostad AB,
Sr. Unsec’d. Notes, EMTN
1.125%	01/21/26		EUR	124	113,112
Samhallsbyggnadsbolaget i Norden AB,
Jr. Sub. Notes
2.625%(ff)	12/14/25	(oo)	EUR	295	98,927
SBB Treasury OYJ,
Gtd. Notes, EMTN
0.750%	12/14/28		EUR	190	118,268
Swedbank AB,
Jr. Sub. Notes, Series NC5
5.625%(ff)	09/17/24	(oo)		200	191,066
Verisure Holding AB,
Sr. Sec’d. Notes
3.250%	02/15/27		EUR	180	155,700
Sr. Sec’d. Notes, 144A
3.250%	02/15/27		EUR	100	86,500

					763,573

Switzerland — 0.8%
Credit Suisse Group AG,
Jr. Sub. Notes
7.500%(ff)	07/17/23	(oo)		300	276,850
Sr. Unsec’d. Notes, 144A
4.194%(ff)	04/01/31			312	277,049
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/33		EUR	302	204,937
0.650%(ff)	01/14/28		EUR	148	129,601
3.250%(ff)	04/02/26		EUR	207	211,899
Roche Holdings, Inc.,
Gtd. Notes, 144A
1.930%	12/13/28			545	483,145
UBS Group AG,
Sr. Unsec’d. Notes
0.625%	02/24/33		EUR	200	154,025
Sr. Unsec’d. Notes, 144A
2.746%(ff)	02/11/33			325	264,513
Sr. Unsec’d. Notes, 144A, SOFR + 1.580%
2.789%(c)	05/12/26			305	305,010
Sr. Unsec’d. Notes, EMTN
0.250%(ff)	11/05/28		EUR	300	265,635

					2,572,664

SEE NOTES TO FINANCIAL STATEMENTS.
A163

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United Arab Emirates — 0.1%
Galaxy Pipeline Assets Bidco Ltd.,
Sr. Sec’d. Notes
2.940%	09/30/40			295	$240,742
Sr. Sec’d. Notes, 144A
2.160%	03/31/34			192	163,340

					404,082

United Kingdom — 2.4%
Allwyn Entertainment Financing UK PLC,
Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 4.125% (Cap N/A, Floor 4.125%)
4.125%(c)	02/15/28		EUR	170	161,433
Aviva PLC,
Sub. Notes
6.125%(ff)	11/14/36		GBP	60	74,927
Barclays PLC,
Sr. Unsec’d. Notes
1.106%(ff)	05/12/32		EUR	125	101,061
2.279%(ff)	11/24/27			200	177,442
2.667%(ff)	03/10/32			250	201,616
Sr. Unsec’d. Notes, EMTN
3.375%(ff)	04/02/25		EUR	148	156,382
BAT Capital Corp.,
Gtd. Notes
2.259%	03/25/28			240	200,853
BP Capital Markets PLC,
Gtd. Notes
1.104%	11/15/34		EUR	132	102,361
3.250%(ff)	03/22/26	(oo)	EUR	415	393,584
3.625%(ff)	03/22/29	(oo)	EUR	100	87,843
British American Tobacco PLC,
Sub. Notes, Series 5.25
3.000%(ff)	09/27/26	(oo)	EUR	197	148,882
British Telecommunications PLC,
Sr. Unsec’d. Notes
9.625%	12/15/30			66	82,100
Direct Line Insurance Group PLC,
Jr. Sub. Notes
4.750%(ff)	12/07/27	(oo)	GBP	238	221,774
Heathrow Funding Ltd.,
Sr. Sec’d. Notes, EMTN
1.500%	02/11/30		EUR	261	237,107
HSBC Holdings PLC,
Sr. Unsec’d. Notes
1.645%(ff)	04/18/26			315	288,962
2.999%(ff)	03/10/26			205	195,604
Sub. Notes
4.762%(ff)	03/29/33			225	207,818
Imperial Brands Finance Netherlands BV,
Gtd. Notes, EMTN
1.750%	03/18/33		EUR	300	229,193
Imperial Brands Finance PLC,
Gtd. Notes, EMTN
3.375%	02/26/26		EUR	100	103,400
INEOS Quattro Finance 2 PLC,
Sr. Sec’d. Notes, 144A
2.500%	01/15/26		EUR	120	105,960

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United Kingdom (cont’d.)
INEOS Styrolution Group GmbH,
Sr. Sec’d. Notes
2.250%	01/16/27		EUR	125	$101,057
Legal & General Group PLC,
Sub. Notes, EMTN
3.750%(ff)	11/26/49		GBP	106	111,421
Lloyds Banking Group PLC,
Jr. Sub. Notes
7.500%(ff)	06/27/24	(oo)		285	279,300
Motion Finco Sarl,
Sr. Sec’d. Notes
7.000%	05/15/25		EUR	110	109,485
National Grid Gas PLC,
Sr. Unsec’d. Notes, EMTN
1.125%	01/14/33		GBP	100	88,500
National Grid PLC,
Sr. Unsec’d. Notes, EMTN
0.250%	09/01/28		EUR	300	259,565
Nationwide Building Society,
Sr. Unsec’d. Notes, 144A
3.960%(ff)	07/18/30			200	186,345
Sr. Unsec’d. Notes, 144A, MTN
2.972%(ff)	02/16/28			377	345,241
NatWest Group PLC,
Jr. Sub. Notes
5.125%(ff)	05/12/27	(oo)	GBP	340	349,730
Sr. Unsec’d. Notes
1.642%(ff)	06/14/27			305	267,857
Sr. Unsec’d. Notes, EMTN
1.750%(ff)	03/02/26		EUR	300	302,092
Sub. Notes
3.622%(ff)	08/14/30		GBP	340	388,670
New England Power Co.,
Sr. Unsec’d. Notes, 144A
2.807%	10/06/50			87	57,987
Santander UK Group Holdings PLC,
Sr. Unsec’d. Notes
1.089%(ff)	03/15/25			214	200,016
1.532%(ff)	08/21/26			214	191,697
Standard Chartered PLC,
Jr. Sub. Notes, 144A, 3 Month LIBOR + 1.510%
2.749%(c)	01/30/27	(a)(oo)		300	243,696
Sr. Unsec’d. Notes, 144A
1.456%(ff)	01/14/27			319	281,734
Stonegate Pub Co. Financing PLC,
Sr. Sec’d. Notes
8.250%	07/31/25		GBP	100	111,383
Thames Water Utilities Finance PLC,
Sec’d. Notes, EMTN
5.750%(ff)	09/13/30		GBP	79	96,608
Virgin Money UK PLC,
Jr. Sub. Notes
9.250%(ff)	06/08/24	(oo)	GBP	200	239,976

					7,690,662

SEE NOTES TO FINANCIAL STATEMENTS.
A164

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States — 11.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.600%	11/21/24			263	$254,806
4.050%	11/21/39			126	112,294
4.250%	11/21/49			104	92,182
Air Lease Corp.,
Sr. Unsec’d. Notes
2.100%	09/01/28			42	34,058
3.250%	03/01/25			9	8,596
3.625%	04/01/27			27	24,973
3.875%	07/03/23			327	325,355
4.625%	10/01/28			35	32,352
Sr. Unsec’d. Notes, MTN
2.875%	01/15/26			34	31,216
Aircastle Ltd.,
Sr. Unsec’d. Notes
4.125%	05/01/24			40	38,899
4.400%	09/25/23			120	118,772
5.000%	04/01/23			8	7,996
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	02/15/23			87	86,082
Altria Group, Inc.,
Gtd. Notes
3.125%	06/15/31		EUR	203	187,182
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.950%	04/13/52			40	36,840
American International Group, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/26			300	293,637
4.750%	04/01/48			32	29,952
American Medical Systems Europe BV,
Gtd. Notes
0.750%	03/08/25		EUR	250	251,450
American Tower Corp.,
Sr. Unsec’d. Notes
0.450%	01/15/27		EUR	125	114,312
3.000%	06/15/23			425	420,557
4.400%	02/15/26			57	56,706
American Water Capital Corp.,
Sr. Unsec’d. Notes
2.800%	05/01/30			87	78,044
3.250%	06/01/51			53	41,250
3.450%	05/01/50			14	11,151
Apple, Inc.,
Sr. Unsec’d. Notes
2.800%	02/08/61			24	17,179
3.450%	02/09/45			76	66,220
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
Sr. Unsec’d. Notes, 144A
3.000%	09/01/29		EUR	115	89,735
AT&T, Inc.,
Jr. Sub. Notes, Series B
2.875%(ff)	03/02/25	(oo)	EUR	100	91,242

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
Sr. Unsec’d. Notes
1.600%	05/19/28	EUR	267	$262,638
2.550%	12/01/33		85	68,937
3.500%	06/01/41		50	39,965
3.500%	09/15/53		90	68,253
3.550%	09/15/55		6	4,496
3.650%	09/15/59		53	39,715
4.350%	06/15/45		47	41,019
5.200%	11/18/33	GBP	100	129,212
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A
1.950%	01/30/26		82	71,723
1.950%	09/20/26		63	53,600
3.500%	11/01/27		23	20,130
4.125%	08/01/25		5	4,798
4.375%	01/30/24		33	32,388
4.875%	10/01/25		14	13,679
5.500%	12/15/24		91	90,354
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
4.550%	06/01/52		10	9,696
Bank of America Corp.,
Sr. Unsec’d. Notes
2.972%(ff)	02/04/33		560	477,326
3.419%(ff)	12/20/28		172	160,210
4.571%(ff)	04/27/33		194	188,807
Sr. Unsec’d. Notes, MTN
2.884%(ff)	10/22/30		195	170,559
3.194%(ff)	07/23/30		188	168,158
3.384%(ff)	04/02/26		127	123,105
3.559%(ff)	04/23/27		86	82,481
4.271%(ff)	07/23/29		104	100,015
Sub. Notes
2.482%(ff)	09/21/36		95	73,877
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
6.250%	02/15/29		134	71,533
Baxter International, Inc.,
Sr. Unsec’d. Notes
0.868%	12/01/23		150	143,963
Becton Dickinson Euro Finance Sarl,
Gtd. Notes
0.334%	08/13/28	EUR	100	87,992
1.213%	02/12/36	EUR	210	156,826
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.363%	06/06/24		159	157,352
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.000%	03/18/34	EUR	160	143,918
Berry Global, Inc.,
Sr. Sec’d. Notes
1.500%	01/15/27	EUR	100	91,338
Block, Inc.,
Sr. Unsec’d. Notes, 144A
2.750%	06/01/26		209	185,764

SEE NOTES TO FINANCIAL STATEMENTS.
A165

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26			149	$134,469
3.250%	02/01/35			19	14,463
3.375%	06/15/46			15	9,925
5.150%	05/01/30			107	102,654
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31			72	59,398
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29			137	121,041
Boston Scientific Corp.,
Sr. Unsec’d. Notes
0.625%	12/01/27		EUR	165	152,810
2.650%	06/01/30			26	22,704
BP Capital Markets America, Inc.,
Gtd. Notes
2.939%	06/04/51			58	41,446
Brighthouse Financial, Inc.,
Sr. Unsec’d. Notes
5.625%	05/15/30			330	320,751
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40			80	59,331
3.550%	03/15/42			40	35,089
3.700%	03/15/52			35	30,231
3.900%	03/15/62			10	8,603
4.250%	10/26/49			35	32,887
Broadcom, Inc.,
Gtd. Notes
4.750%	04/15/29			15	14,577
Gtd. Notes, 144A
1.950%	02/15/28			122	103,921
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35			434	331,511
3.469%	04/15/34			34	27,578
4.000%	04/15/29			41	38,065
4.150%	04/15/32			262	237,199
Carnival Corp.,
Sr. Sec’d. Notes, 144A
4.000%	08/01/28			114	93,515
Carnival PLC,
Gtd. Notes
1.000%	10/28/29		EUR	167	99,044
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.500%	08/15/30			41	34,264
4.500%	06/01/33			145	115,325
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44			85	79,271
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series I
4.000%(ff)	06/01/26	(oo)		359	305,272

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.500%	06/01/41		73	$51,382
4.500%	02/01/24		135	135,835
4.800%	03/01/50		151	119,631
4.908%	07/23/25		41	41,105
5.125%	07/01/49		76	63,432
5.375%	05/01/47		49	41,945
Cheniere Energy Partners LP,
Gtd. Notes
4.500%	10/01/29		255	227,826
Citigroup, Inc.,
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25	(oo)	19	16,435
Jr. Sub. Notes, Series Y
4.150%(ff)	11/15/26	(oo)	148	118,467
Sr. Unsec’d. Notes
0.776%(ff)	10/30/24		274	261,413
1.462%(ff)	06/09/27		65	57,444
2.014%(ff)	01/25/26		105	98,453
2.666%(ff)	01/29/31		86	73,035
3.057%(ff)	01/25/33		120	101,928
3.106%(ff)	04/08/26		234	225,004
3.785%(ff)	03/17/33		215	194,151
3.980%(ff)	03/20/30		43	40,234
4.412%(ff)	03/31/31		3	2,873
4.910%(ff)	05/24/33		75	74,036
Sr. Unsec’d. Notes, Series VAR
3.070%(ff)	02/24/28		145	134,377
Sub. Notes
3.500%	05/15/23		14	13,994
CommonSpirit Health,
Sr. Sec’d. Notes
2.782%	10/01/30		395	337,332
3.910%	10/01/50		76	60,814
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.200%	12/01/51		50	37,997
Continental Resources, Inc.,
Gtd. Notes, 144A
2.875%	04/01/32		130	101,667
5.750%	01/15/31		140	135,209
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A
3.500%	04/04/25		85	82,705
3.900%	04/05/32		200	179,469
DCP Midstream Operating LP,
Gtd. Notes
5.625%	07/15/27		100	96,976
Dell International LLC/EMC Corp.,
Sr. Unsec’d. Notes
6.020%	06/15/26		145	150,393
Delta Air Lines, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	05/01/25		151	152,842

SEE NOTES TO FINANCIAL STATEMENTS.
A166

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41		204	$202,424
5.850%	12/15/25		152	158,323
DH Europe Finance II Sarl,
Gtd. Notes
0.450%	03/18/28	EUR	125	115,305
Digital Dutch Finco BV,
Gtd. Notes
1.000%	01/15/32	EUR	200	149,821
Digital Euro Finco LLC,
Gtd. Notes
2.500%	01/16/26	EUR	127	128,162
Discovery Communications LLC,
Gtd. Notes
4.125%	05/15/29		251	230,574
5.200%	09/20/47		75	64,288
5.300%	05/15/49		80	68,944
DISH DBS Corp.,
Sr. Sec’d. Notes, 144A
5.250%	12/01/26		196	153,593
5.750%	12/01/28		134	99,178
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25		94	93,656
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	06/01/28		250	246,358
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30		92	84,133
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
4.493%	11/15/25		135	135,945
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.700%	12/15/51		10	7,144
Elevance Health, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/51		146	118,331
4.550%	05/15/52		15	14,268
4.625%	05/15/42		40	37,969
Energy Transfer LP,
Sr. Unsec’d. Notes
5.500%	06/01/27		41	41,608
6.250%	04/15/49		206	199,816
Entegris Escrow Corp.,
Sr. Sec’d. Notes, 144A
4.750%	04/15/29		177	164,990
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29		317	285,413
3.300%	02/15/53		20	14,582
3.750%	02/15/25		41	40,598
EQT Corp.,
Sr. Unsec’d. Notes
6.625%	02/01/25		30	30,927

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
Sr. Unsec’d. Notes, 144A
3.625%	05/15/31			56	$48,825
Essential Properties LP,
Gtd. Notes
2.950%	07/15/31			211	165,513
Exelon Corp.,
Sr. Unsec’d. Notes
4.450%	04/15/46			128	115,505
5.100%	06/15/45			85	83,856
Sr. Unsec’d. Notes, 144A
3.350%	03/15/32			195	174,730
4.100%	03/15/52			60	51,476
Fair Isaac Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	05/15/26			100	98,394
FedEx Corp.,
Gtd. Notes
0.450%	05/04/29		EUR	335	293,188
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
0.625%	12/03/25		EUR	197	192,550
Fifth Third Bancorp,
Jr. Sub. Notes, Series L
4.500%(ff)	09/30/25	(oo)		55	51,722
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.810%	01/09/24			200	193,908
Sr. Unsec’d. Notes, EMTN
3.250%	09/15/25		EUR	109	104,517
Freeport-McMoRan, Inc.,
Gtd. Notes
4.625%	08/01/30	(a)		114	105,718
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23			215	217,037
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
1.500%	06/10/26			277	242,171
2.350%	01/08/31			86	66,797
3.100%	01/12/32			5	4,018
4.300%	04/06/29			100	92,137
5.000%	04/09/27			100	98,082
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/40			32	23,476
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
3.250%	01/15/32			112	89,929
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26	(oo)		109	89,414
Sr. Unsec’d. Notes
1.948%(ff)	10/21/27			85	75,270
1.992%(ff)	01/27/32			95	75,116
2.640%(ff)	02/24/28			48	43,534
3.102%(ff)	02/24/33			195	166,757
3.375%	03/27/25		EUR	601	639,362

SEE NOTES TO FINANCIAL STATEMENTS.
A167

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
3.615%(ff)	03/15/28	24	$22,741
3.850%	01/26/27	235	227,351
4.223%(ff)	05/01/29	157	150,700
GSK Consumer Healthcare Capital US LLC,
Gtd. Notes, 144A
3.375%	03/24/27	530	507,186
3.625%	03/24/32	250	230,681
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A
3.050%	02/14/27	169	153,240
3.350%	06/08/25	104	100,047
Harley-Davidson, Inc.,
Sr. Unsec’d. Notes
3.500%	07/28/25	74	71,578
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.600%	08/19/49	50	39,716
HCA, Inc.,
Gtd. Notes
5.250%	04/15/25	64	64,163
5.375%	02/01/25	174	173,665
5.875%	02/01/29	75	75,082
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27	177	172,621
7.300%	08/15/31	50	55,955
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
4.450%	10/02/23	81	81,676
Hillenbrand, Inc.,
Gtd. Notes
3.750%	03/01/31	140	113,960
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.250%	04/15/32	175	163,233
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series J
2.900%	12/15/31	111	88,108
HP, Inc.,
Sr. Unsec’d. Notes
4.000%	04/15/29	250	233,985
5.500%	01/15/33	165	161,099
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
1.650%	09/17/26	400	353,041
Ingevity Corp.,
Gtd. Notes, 144A
3.875%	11/01/28	147	123,097
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
3.000%	06/15/50	113	82,447
4.600%	03/15/33	60	59,644
4.950%	06/15/52	35	34,438
International Flavors & Fragrances, Inc.,
Sr. Unsec’d. Notes, 144A
1.230%	10/01/25	70	63,205

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.000%	06/17/31			55	$46,719
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
4.709%(c)	10/30/22	(oo)		64	60,725
Jr. Sub. Notes, Series V, 3 Month LIBOR + 3.320%
5.597%(c)	10/01/22	(oo)		31	28,986
Sr. Unsec’d. Notes
0.991%(ff)	04/28/26		GBP	300	335,544
2.580%(ff)	04/22/32			135	113,671
2.963%(ff)	01/25/33			150	128,798
3.702%(ff)	05/06/30			55	51,218
4.452%(ff)	12/05/29			142	138,233
4.565%(ff)	06/14/30			164	161,242
4.586%(ff)	04/26/33			71	69,814
Sr. Unsec’d. Notes, EMTN
1.090%(ff)	03/11/27		EUR	100	97,967
JPMorgan Chase Bank NA,
Unsec’d. Notes, 144A, MTN
7.000%	05/17/27		IDR	2,772,000	190,723
Kraft Heinz Foods Co.,
Gtd. Notes
3.750%	04/01/30			90	83,170
3.875%	05/15/27			107	103,534
Kyndryl Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
2.050%	10/15/26			211	178,428
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26			155	135,568
3.900%	08/08/29			195	159,643
Levi Strauss & Co.,
Sr. Unsec’d. Notes, 144A
3.500%	03/01/31			97	79,500
Liberty Mutual Group, Inc.,
Gtd. Notes
3.625%(ff)	05/23/59		EUR	174	164,242
Lithia Motors, Inc.,
Gtd. Notes, 144A
4.375%	01/15/31	(a)		105	90,145
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.900%	06/15/32			130	128,255
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.750%	04/01/32			75	69,602
4.250%	04/01/52			100	86,556
LPL Holdings, Inc.,
Gtd. Notes, 144A
4.000%	03/15/29			115	98,922
Magallanes, Inc.,
Gtd. Notes, 144A
3.638%	03/15/25			145	140,731
3.755%	03/15/27			300	281,548
4.054%	03/15/29			155	142,099
4.279%	03/15/32			170	151,876

SEE NOTES TO FINANCIAL STATEMENTS.
A168

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
5.050%	03/15/42		195	$165,836
5.141%	03/15/52		70	58,768
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series AA
4.650%	12/01/28		81	79,220
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
2.400%	07/15/31		3	2,451
3.200%	07/15/51		63	44,561
Masonite International Corp.,
Gtd. Notes, 144A
3.500%	02/15/30		115	90,607
MasTec, Inc.,
Gtd. Notes, 144A
4.500%	08/15/28		145	130,326
Mattel, Inc.,
Gtd. Notes, 144A
5.875%	12/15/27		104	101,666
MDC Holdings, Inc.,
Gtd. Notes
6.000%	01/15/43		232	190,752
Medtronic Global Holdings SCA,
Gtd. Notes
0.250%	07/02/25	EUR	100	99,389
Microchip Technology, Inc.,
Sr. Sec’d. Notes
4.333%	06/01/23		625	625,120
Microsoft Corp.,
Sr. Unsec’d. Notes
3.041%	03/17/62		97	75,537
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.625%	03/08/27	EUR	205	204,975
Moody’s Corp.,
Sr. Unsec’d. Notes
3.100%	11/29/61		135	93,170
Morgan Stanley,
Sr. Unsec’d. Notes
0.406%(ff)	10/29/27	EUR	162	151,028
3.620%(ff)	04/17/25		155	153,139
4.210%(ff)	04/20/28		85	83,156
Sr. Unsec’d. Notes, MTN
2.943%(ff)	01/21/33		214	183,457
3.622%(ff)	04/01/31		453	416,498
Sub. Notes
2.484%(ff)	09/16/36		225	173,009
MPLX LP,
Sr. Unsec’d. Notes
3.500%	12/01/22		59	58,911
4.125%	03/01/27		139	134,524
4.500%	04/15/38		47	41,199
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.692%	06/05/28	GBP	145	153,265
4.625%	08/01/29		109	96,232

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
Mueller Water Products, Inc.,
Gtd. Notes, 144A
4.000%	06/15/29		110	$96,007
Nasdaq, Inc.,
Sr. Unsec’d. Notes
2.500%	12/21/40		53	36,558
3.250%	04/28/50		77	56,158
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
9.375%	08/15/39		65	89,524
Netflix, Inc.,
Sr. Unsec’d. Notes
3.625%	05/15/27	EUR	130	127,637
4.625%	05/15/29	EUR	124	122,977
4.875%	04/15/28		95	89,692
Newmont Corp.,
Gtd. Notes
2.600%	07/15/32		75	61,880
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
1.900%	06/15/28		80	69,630
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
2.759%	01/10/32		32	27,361
Northeastern University,
Unsec’d. Notes, Series 2020
2.894%	10/01/50		103	75,698
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25		234	229,099
5.150%	05/01/40		103	104,365
Northwestern Mutual Global Funding,
Sr. Sec’d. Notes, 144A, MTN
1.700%	06/01/28		153	134,641
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
5.550%	03/15/26		24	23,872
8.875%	07/15/30		75	86,212
Office Properties Income Trust,
Sr. Unsec’d. Notes
3.450%	10/15/31		277	205,717
Omega Healthcare Investors, Inc.,
Gtd. Notes
3.250%	04/15/33		120	90,557
3.625%	10/01/29		22	18,498
ONE Gas, Inc.,
Sr. Unsec’d. Notes
1.100%	03/11/24		161	153,086
ONEOK, Inc.,
Gtd. Notes
5.200%	07/15/48		5	4,433
Oracle Corp.,
Sr. Unsec’d. Notes
2.875%	03/25/31		75	61,795
3.600%	04/01/40		152	113,839
3.600%	04/01/50		73	50,948
3.650%	03/25/41		85	63,340

SEE NOTES TO FINANCIAL STATEMENTS.
A169

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
5.375%	07/15/40		48	$43,684
Ovintiv, Inc.,
Gtd. Notes
6.500%	08/15/34		80	83,226
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
0.900%	11/08/24		125	117,571
Pacific Gas & Electric Co.,
First Mortgage
2.500%	02/01/31		41	31,513
3.000%	06/15/28		88	76,145
Sr. Sec’d. Notes
3.250%	06/01/31		85	68,468
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.700%	03/14/23		119	118,613
PNC Financial Services Group, Inc. (The),
Jr. Sub. Notes, Series O, 3 Month LIBOR + 3.678%
4.964%(c)	08/01/22	(oo)	26	25,196
Principal Financial Group, Inc.,
Gtd. Notes
2.125%	06/15/30		188	155,029
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
2.450%	11/15/31		100	83,711
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
2.375%	03/15/32		110	93,181
Realty Income Corp.,
Sr. Unsec’d. Notes
3.400%	01/15/28		41	38,735
4.625%	11/01/25		174	176,382
S&P Global, Inc.,
Gtd. Notes, 144A
2.700%	03/01/29		200	182,080
3.700%	03/01/52		60	51,293
Sr. Unsec’d. Notes, 144A
2.450%	03/01/27		170	159,220
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	03/01/25		174	177,770
Sempra Energy,
Sr. Unsec’d. Notes
3.300%	04/01/25		110	107,487
3.700%	04/01/29		10	9,405
SLM Corp.,
Sr. Unsec’d. Notes
4.200%	10/29/25		158	143,958
Southwestern Public Service Co.,
First Mortgage
4.500%	08/15/41		74	69,832
Synchrony Financial,
Sr. Unsec’d. Notes
2.875%	10/28/31		192	145,647
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.875%	02/01/31		125	114,029

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
6.875%	01/15/29			100	$102,058
Teledyne Technologies, Inc.,
Sr. Unsec’d. Notes
0.950%	04/01/24			161	152,284
Terraform Global Operating LLC,
Gtd. Notes, 144A
6.125%	03/01/26			20	19,242
Thermo Fisher Scientific Finance I BV,
Gtd. Notes
0.800%	10/18/30		EUR	160	142,222
T-Mobile USA, Inc.,
Gtd. Notes
2.875%	02/15/31			82	68,070
3.375%	04/15/29			90	78,768
Sr. Sec’d. Notes
3.500%	04/15/25			64	62,662
3.750%	04/15/27			216	207,788
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
3.950%	06/30/25			130	130,634
TransDigm, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	03/15/26			191	184,564
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2021
2.632%	12/01/40			92	67,631
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.950%	03/10/52			120	88,712
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.900%	05/15/50			35	26,008
3.500%	08/15/39			55	47,972
4.000%	05/15/29			90	89,286
4.200%	05/15/32			25	25,006
4.375%	03/15/42			5	4,802
4.750%	07/15/45			17	17,139
4.750%	05/15/52			20	20,004
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51			125	92,360
Upjohn Finance BV,
Gtd. Notes
1.908%	06/23/32		EUR	106	82,759
Valero Energy Corp.,
Sr. Unsec’d. Notes
6.625%	06/15/37			54	58,662
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
0.875%	03/19/32		EUR	187	158,827
2.550%	03/21/31			125	106,902
2.850%	09/03/41			65	48,727
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25	(a)		110	103,358
4.625%	12/01/29			125	112,413

SEE NOTES TO FINANCIAL STATEMENTS.
A170

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.450%	12/15/50			40	$26,851
Visa, Inc.,
Sr. Unsec’d. Notes
2.000%	06/15/29		EUR	100	101,420
Vornado Realty LP,
Sr. Unsec’d. Notes
3.400%	06/01/31			48	40,285
Voya Financial, Inc.,
Gtd. Notes
5.650%(ff)	05/15/53			224	211,285
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
0.950%	11/17/23			225	217,398
Walmart, Inc.,
Sr. Unsec’d. Notes
1.800%	09/22/31			60	51,007
Walt Disney Co. (The),
Gtd. Notes
2.750%	09/01/49			65	46,544
Wells Fargo & Co.,
Sr. Unsec’d. Notes, EMTN
2.000%	04/27/26		EUR	231	231,703
Western Digital Corp.,
Sr. Unsec’d. Notes
2.850%	02/01/29			43	35,046
3.100%	02/01/32			200	153,219
Weyerhaeuser Co.,
Sr. Unsec’d. Notes
3.375%	03/09/33			25	21,803
4.000%	03/09/52			25	20,511
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	11/15/30			302	271,961
3.750%	06/15/27			78	74,590
4.500%	11/15/23			2	2,012
4.550%	06/24/24			160	161,490
Workday, Inc.,
Sr. Unsec’d. Notes
3.500%	04/01/27			115	110,173
3.800%	04/01/32			100	91,440
WPC Eurobond BV,
Gtd. Notes
1.350%	04/15/28		EUR	215	189,050
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.500%	12/01/49			40	31,769

					38,610,995

Venezuela — 0.2%
Petroleos de Venezuela SA,
Gtd. Notes
5.375%	04/12/27	(d)	1,800		126,000

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Venezuela (cont’d.)
6.000%	10/28/22	(d)	11,730	$632,983

				758,983

TOTAL CORPORATE BONDS (cost $109,520,269)				89,558,998

MUNICIPAL BONDS — 0.3%
California — 0.1%
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds, BABs, Series H
6.398%	05/15/31		105	117,454
6.548%	05/15/48		60	74,181
University of California,
Taxable, Revenue Bonds, Series B
1.316%	05/15/27		175	156,368
Taxable, Revenue Bonds, Series BG
1.614%	05/15/30		170	142,076

				490,079

New York — 0.1%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.548%	11/15/31		135	151,571
Taxable, Revenue Bonds, BABs, Series E
6.814%	11/15/40		35	42,487

				194,058

North Carolina — 0.1%
North Carolina State Education Assistance Authority,
Taxable, Revenue Bonds, Series 2012-01, Class A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
2.424%(c)	07/25/39		325	321,216

TOTAL MUNICIPAL BONDS (cost $1,089,924)				1,005,353

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.2%
Bermuda — 0.3%
Bellemeade Re Ltd.,
Series 2019-01A, Class M1B, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
3.374%(c)	03/25/29		74	73,564
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
3.224%(c)	07/25/29		65	65,104
Series 2019-03A, Class M1C, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)
3.574%(c)	07/25/29		187	183,780
Series 2019-04A, Class M1C, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)
4.124%(c)	10/25/29		181	178,113
Series 2021-02A, Class M1B, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 1.500%)
2.426%(c)	06/25/31		224	215,088
Series 2021-03A, Class A2, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)
1.926%(c)	09/25/31		181	176,178

SEE NOTES TO FINANCIAL STATEMENTS.
A171

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Bermuda (cont’d.)
Home Re Ltd.,
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 3.250% (Cap N/A, Floor 3.250%)
4.874%(c)	10/25/30		63	$62,815
Radnor Re Ltd.,
Series 2019-02, Class M1B, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
3.374%(c)	06/25/29		90	89,328

				1,043,970

United Kingdom — 0.0%
London Wall Mortgage Capital PLC,
Series 2017-FL01, Class A, SONIA + 0.969% (Cap N/A, Floor 0.000%)
1.570%(c)	11/15/49	GBP	28	34,949

United States — 1.9%
Alternative Loan Trust,
Series 2005-50CB, Class 1A1
5.500%	11/25/35		19	16,453
Series 2007-16CB, Class 1A2, 1 Month LIBOR + 0.400% (Cap 6.000%, Floor 0.400%)
2.024%(c)	08/25/37		48	32,385
Citigroup Mortgage Loan Trust,
Series 2007-AR05, Class 1A2A
3.109%(cc)	04/25/37		37	32,949
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1M2, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 0.000%)
4.024%(c)	04/25/31		13	12,832
Series 2019-R02, Class 1M2, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
3.924%(c)	08/25/31		23	23,178
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)
3.774%(c)	09/25/31		20	19,626
Series 2019-R06, Class 2M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
3.724%(c)	09/25/39		4	4,381
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
3.724%(c)	10/25/39		11	10,873
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
3.674%(c)	01/25/40		47	45,581
Series 2020-R02, Class 2M2, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
3.624%(c)	01/25/40		67	65,555
Series 2022-R02, Class 2M2, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
3.926%(c)	01/25/42		256	235,962
Fannie Mae Connecticut Avenue Securities,
Series 2014-C04, Class 2M2, 1 Month LIBOR + 5.000% (Cap N/A, Floor 0.000%)
6.624%(c)	11/25/24		17	17,403
Series 2015-C02, Class 1M2, 1 Month LIBOR + 4.000% (Cap N/A, Floor 0.000%)
5.624%(c)	05/25/25		18	17,675

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
United States (cont’d.)
Series 2015-C03, Class 1M2, 1 Month LIBOR + 5.000% (Cap N/A, Floor 0.000%)
6.624%(c)	07/25/25	18	$18,124
Series 2015-C04, Class 2M2, 1 Month LIBOR + 5.550% (Cap N/A, Floor 0.000%)
7.174%(c)	04/25/28	71	73,124
Series 2016-C01, Class 1M2, 1 Month LIBOR + 6.750% (Cap N/A, Floor 0.000%)
8.374%(c)	08/25/28	34	35,954
Series 2016-C01, Class 2M2, 1 Month LIBOR + 6.950% (Cap N/A, Floor 0.000%)
8.574%(c)	08/25/28	16	17,051
Series 2016-C02, Class 1M2, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)
7.624%(c)	09/25/28	47	48,825
Series 2018-C01, Class 1B1, 1 Month LIBOR + 3.550% (Cap N/A, Floor 3.550%)
5.174%(c)	07/25/30	25	24,612
Series 2018-C01, Class 1M2, 1 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)
3.874%(c)	07/25/30	47	46,647
Series 2018-C03, Class 1M2, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
3.774%(c)	10/25/30	26	26,369
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
2.926%(c)	11/25/41	148	132,329
Fannie Mae REMICS,
Series 2012-88, Class SB, IO, 1 Month LIBOR x (1) + 6.670% (Cap 6.670%, Floor 0.000%)
5.046%(c)	07/25/42	46	5,308
Series 2016-01, Class SJ, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
4.526%(c)	02/25/46	46	7,883
Series 2017-91, Class GS, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
4.526%(c)	11/25/47	349	56,236
Series 2018-55, Class SB, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
4.576%(c)	08/25/48	104	13,883
Series 2020-49, Class IO, IO
4.000%	07/25/50	59	11,488
Series 2020-49, Class KS, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
4.476%(c)	07/25/50	1,936	303,169
Series 2020-62, Class GI, IO
4.000%	06/25/48	1,554	350,773
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2015-DNA01, Class M3, 1 Month LIBOR + 3.300% (Cap N/A, Floor 0.000%)
4.924%(c)	10/25/27	65	65,090
Series 2015-HQA02, Class M3, 1 Month LIBOR + 4.800% (Cap N/A, Floor 0.000%)
6.424%(c)	05/25/28	203	208,007

SEE NOTES TO FINANCIAL STATEMENTS.
A172

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
United States (cont’d.)
Series 2016-DNA03, Class M3, 1 Month LIBOR + 5.000% (Cap N/A, Floor 0.000%)
6.624%(c)	12/25/28	194	$200,300
Series 2016-DNA04, Class M3, 1 Month LIBOR + 3.800% (Cap N/A, Floor 0.000%)
5.424%(c)	03/25/29	236	240,428
Series 2017-HQA02, Class M2B, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
4.274%(c)	12/25/29	378	375,799
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)
3.526%(c)	11/25/50	42	41,783
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
2.726%(c)	11/25/41	339	305,690
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA01, Class M2, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
3.324%(c)	01/25/50	8	8,056
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)
3.474%(c)	02/25/50	109	107,916
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)
7.624%(c)	08/25/50	224	233,267
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)
5.374%(c)	08/25/50	45	44,947
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)
5.726%(c)	10/25/50	283	286,090
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
6.874%(c)	09/25/50	135	134,669
Series 2020-HQA04, Class M2, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 0.000%)
4.774%(c)	09/25/50	14	14,462
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
3.926%(c)	08/25/33	226	176,602
Series 2021-HQA02, Class M2, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 0.000%)
2.976%(c)	12/25/33	140	124,766
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
3.276%(c)	12/25/41	337	290,992
FHLMC Structured Agency Credit Risk Trust,
Series 2019-DNA03, Class M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 0.000%)
3.674%(c)	07/25/49	15	15,302
Series 2019-DNA04, Class M2, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)
3.574%(c)	10/25/49	7	6,724

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
United States (cont’d.)
Freddie Mac REMICS,
Series 3933, Class SK, IO, 1 Month LIBOR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
4.626%(c)	10/15/41	185	$20,047
Series 4059, Class SP, IO, 1 Month LIBOR x (1) + 6.550% (Cap 6.550%, Floor 0.000%)
5.226%(c)	06/15/42	58	7,703
Series 4314, Class SE, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
4.726%(c)	03/15/44	61	8,461
Series 4473, Class AS, IO, 1 Month LIBOR x (1) + 5.600% (Cap 5.600%, Floor 0.000%)
4.276%(c)	05/15/45	50	4,915
Series 4583, Class ST, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
4.676%(c)	05/15/46	105	13,879
Series 4989, Class EI, IO
4.000%	07/25/50	352	63,784
Series 5020, Class IH, IO
3.000%	08/25/50	174	26,730
Freddie Mac Structured Agency Credit Risk REMIC Trust,
Series 2022-DNA03, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
2.926%(c)	04/25/42	95	93,781
Government National Mortgage Assoc.,
Series 2010-09, Class XD, IO, 1 Month LIBOR x (1) + 6.600% (Cap 6.600%, Floor 0.000%)
5.091%(c)	01/16/40	61	8,056
Series 2013-124, Class CS, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
4.455%(c)	08/20/43	111	15,003
Series 2015-111, Class IM, IO
4.000%	08/20/45	56	6,947
Series 2015-111, Class IW, IO
4.000%	06/20/45	140	15,074
Series 2015-111, Class SM, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
4.605%(c)	08/20/45	50	5,894
Series 2015-144, Class QS, IO, 1 Month LIBOR x (1) + 5.700% (Cap 5.700%, Floor 0.000%)
4.105%(c)	10/20/45	45	5,034
Series 2016-01, Class ST, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
4.605%(c)	01/20/46	46	5,375
Series 2016-027, Class IA, IO
4.000%	06/20/45	99	9,996
Series 2016-088, Class S, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
4.605%(c)	01/20/46	311	36,286
Series 2016-109, Class IH, IO
4.000%	10/20/45	64	8,716
Series 2018-067, Class PS, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
4.605%(c)	05/20/48	42	4,822

SEE NOTES TO FINANCIAL STATEMENTS.
A173

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
United States (cont’d.)
Series 2019-006, Class SA, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
4.455%(c)	01/20/49	46	$5,145
Series 2019-078, Class SE, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
4.505%(c)	06/20/49	59	6,715
Series 2019-151, Class NI, IO
3.500%	10/20/49	164	23,966
Series 2019-153, Class EI, IO
4.000%	12/20/49	107	16,198
Series 2020-021, Class SA, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
4.455%(c)	02/20/50	330	42,367
Series 2020-061, Class GI, IO
5.000%	05/20/50	62	7,926
Series 2020-061, Class SF, IO, 1 Month LIBOR x (1) + 6.440% (Cap 6.440%, Floor 0.000%)
4.845%(c)	07/20/43	142	17,966
Series 2020-061, Class SW, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
4.455%(c)	08/20/49	172	18,543
Series 2020-079, Class AI, IO
4.000%	06/20/50	53	7,787
GreenPoint MTA Trust,
Series 2005-AR01, Class A2, 1 Month LIBOR + 0.440% (Cap 10.500%, Floor 0.440%)
2.064%(c)	06/25/45	87	81,036
Impac Secured Assets Trust,
Series 2007-01, Class A2, 1 Month LIBOR + 0.320% (Cap 11.500%, Floor 0.320%)
1.944%(c)	03/25/37	2	2,330
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR08, Class A3A, 1 Month LIBOR + 0.460% (Cap N/A, Floor 0.460%)
2.084%(c)	07/25/46	32	32,610
JPMorgan Madison Avenue Securities Trust,
Series 2014-CH01, Class M2, 144A, 1 Month LIBOR + 4.250% (Cap N/A, Floor 4.250%)
5.874%(c)	11/25/24	17	16,283
JPMorgan Mortgage Trust,
Series 2021-LTV02, Class A1, 144A
2.520%(cc)	05/25/52	241	201,973
Lehman XS Trust,
Series 2005-07N, Class 1A1A, 1 Month LIBOR + 0.540% (Cap N/A, Floor 0.540%)
2.164%(c)	12/25/35	85	78,556
Mill City Mortgage Loan Trust,
Series 2017-02, Class A3, 144A
3.086%(cc)	07/25/59	34	33,313
Series 2019-GS02, Class A1, 144A
2.750%(cc)	08/25/59	57	55,577
PMT Credit Risk Transfer Trust,
Series 2019-02R, Class A, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
4.402%(c)	05/27/23	105	102,182

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
United States (cont’d.)
Series 2019-03R, Class A, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 2.700%)
4.352%(c)	10/27/22		41	$40,371
Residential Accredit Loans Trust,
Series 2006-QO10, Class A1, 1 Month LIBOR + 0.320% (Cap N/A, Floor 0.320%)
1.944%(c)	01/25/37		60	53,820
Series 2007-QA05, Class 2A1
5.837%(cc)	09/25/37		68	52,601
Series 2007-QH08, Class A
1.259%(cc)	10/25/37		53	48,897
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-19XS, Class 1A1, 1 Month LIBOR + 0.320% (Cap N/A, Floor 0.320%)
1.944%(c)	10/25/35		42	39,666
Structured Asset Mortgage Investments Trust,
Series 2006-AR01, Class 2A1, 1 Month LIBOR + 0.460% (Cap 10.500%, Floor 0.460%)
2.084%(c)	02/25/36		4	3,849
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2006-AR11, Class 2A, Cost of Funds for the 11th District of San Francisco + 1.500% (Cap N/A, Floor 1.500%)
1.723%(c)	09/25/46		64	60,584

				5,998,282

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $7,697,561)				7,077,201

SOVEREIGN BONDS — 33.9%
Australia — 2.3%
Australia Government Bond,
Bonds, Series 158
1.250%	05/21/32	AUD	624	348,010
Bonds, Series 163
1.000%	11/21/31	AUD	366	201,259
Sr. Unsec’d. Notes, Series 136
4.750%	04/21/27	AUD	2,355	1,734,781
Sr. Unsec’d. Notes, Series 145
2.750%	06/21/35	AUD	681	424,575
Sr. Unsec’d. Notes, Series 148
2.750%	11/21/27	AUD	4,670	3,137,590
Sr. Unsec’d. Notes, Series 150
3.000%	03/21/47	AUD	280	168,224
Sr. Unsec’d. Notes, Series 159
0.250%	11/21/24	AUD	743	482,758
Sr. Unsec’d. Notes, Series 161
0.250%	11/21/25	AUD	166	104,201
Sr. Unsec’d. Notes, Series 162
1.750%	06/21/51	AUD	277	123,239
Sr. Unsec’d. Notes, Series 164
0.500%	09/21/26	AUD	403	248,935
Queensland Treasury Corp.,
Local Gov’t. Gtd. Notes
2.500%	03/06/29	AUD	661	420,563

				7,394,135

SEE NOTES TO FINANCIAL STATEMENTS.
A174

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Austria — 0.7%
Republic of Austria Government Bond,
Sr. Unsec’d. Notes, 144A
0.000%	02/20/30	EUR	182	$168,097
0.750%	10/20/26	EUR	214	220,176
0.850%	06/30/2120	EUR	89	42,634
0.900%	02/20/32	EUR	1,569	1,500,280
1.850%	05/23/49	EUR	70	67,516
2.100%	09/20/2117	EUR	59	53,099
2.400%	05/23/34	EUR	250	273,483

				2,325,285

Belgium — 0.8%
Kingdom of Belgium Government Bond,
Sr. Unsec’d. Notes, 144A, Series 084
1.450%	06/22/37	EUR	74	68,877
Sr. Unsec’d. Notes, Series 60, 144A
4.250%	03/28/41	EUR	268	352,984
Sr. Unsec’d. Notes, Series 66
4.000%	03/28/32	EUR	650	808,820
Sr. Unsec’d. Notes, Series 71
3.750%	06/22/45	EUR	326	411,747
Sr. Unsec’d. Notes, Series 76, 144A
1.900%	06/22/38	EUR	306	301,356
Sr. Unsec’d. Notes, Series 91, 144A
0.000%	10/22/27	EUR	198	193,347
Sr. Unsec’d. Notes, Series 94, 144A
0.350%	06/22/32	EUR	290	258,840
Sr. Unsec’d. Notes, Series 95, 144A
1.400%	06/22/53	EUR	108	83,740

				2,479,711

Canada — 2.6%
Canada Housing Trust No. 1,
Gov’t. Gtd. Notes, 144A
1.550%	12/15/26	CAD	885	635,140
2.100%	09/15/29	CAD	185	130,505
2.350%	06/15/27	CAD	205	151,454
Canadian Government Bond,
Bonds
0.250%	04/01/24	CAD	341	252,409
0.250%	03/01/26	CAD	922	646,745
2.000%	12/01/51	CAD	1,137	690,497
2.750%	12/01/48	CAD	3	2,162
3.500%	12/01/45	CAD	219	178,701
Unsec’d. Notes
2.250%	12/01/29	CAD	320	234,150
Province of Alberta,
Sr. Unsec’d. Notes, MTN
2.900%	09/20/29	CAD	296	216,849
Province of British Columbia,
Debentures
4.700%	06/18/37	CAD	119	97,934
Province of Ontario,
Notes
4.650%	06/02/41	CAD	281	230,373
Sr. Unsec’d. Notes
2.500%	04/27/26		243	235,773

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Canada (cont’d.)
Sr. Unsec’d. Notes, EMTN
0.250%	12/15/26		GBP	1,511	$1,652,463
Unsec’d. Notes
2.700%	06/02/29		CAD	421	305,313
3.450%	06/02/45		CAD	500	344,431
Province of Quebec,
Sr. Unsec’d. Notes
2.750%	04/12/27	(a)		234	228,097
3.650%	05/20/32		CAD	176	133,598
Unsec’d. Notes
3.000%	09/01/23		CAD	2,165	1,678,791
3.500%	12/01/45		CAD	212	147,770
Province of Saskatchewan,
Sr. Unsec’d. Notes
3.250%	06/08/27			381	379,088

					8,572,243

China — 0.9%
China Government Bond,
Bonds, Series INBK
3.010%	05/13/28		CNH	8,970	1,358,082
3.020%	05/27/31		CNH	6,210	937,482
3.390%	03/16/50		CNH	4,000	600,483

					2,896,047

Colombia — 0.1%
Colombia Government International Bond,
Sr. Unsec’d. Notes
3.875%	04/25/27			275	242,933
Colombian TES,
Bonds, Series B
5.750%	11/03/27		COP	703,000	133,921

					376,854

Croatia — 0.0%
Croatia Government International Bond,
Sr. Unsec’d. Notes
1.125%	06/19/29		EUR	150	135,918

Czech Republic — 0.1%
Czech Republic Government Bond,
Bonds, Series 078
2.500%	08/25/28		CZK	7,640	278,098

Denmark — 0.1%
Denmark Government Bond,
Bonds
1.750%	11/15/25		DKK	1,954	280,791
4.500%	11/15/39		DKK	944	181,968

					462,759

Ecuador — 0.0%
Ecuador Government International Bond,
Sr. Unsec’d. Notes, 144A
6.606%(s)	07/31/30			4	1,737

SEE NOTES TO FINANCIAL STATEMENTS.
A175

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
El Salvador — 0.0%
El Salvador Government International Bond,
Sr. Unsec’d. Notes
8.625%	02/28/29		115	$37,953

Finland — 0.2%
Finland Government Bond,
Sr. Unsec’d. Notes, 144A
0.125%	09/15/31	EUR	250	225,458
0.250%	09/15/40	EUR	109	81,459
0.875%	09/15/25	EUR	180	187,852

				494,769

France — 2.7%
Caisse d’Amortissement de la Dette Sociale,
Sr. Unsec’d. Notes, EMTN
0.125%	10/25/23	EUR	1,100	1,144,498
French Republic Government Bond OAT,
Bonds
0.000%	03/25/23	EUR	813	851,057
0.000%	02/25/26	EUR	72	72,377
0.000%	02/25/27	EUR	3,102	3,060,558
0.000%	11/25/31	EUR	2,206	1,948,189
0.750%	05/25/52	EUR	525	352,273
3.250%	05/25/45	EUR	53	63,882
4.500%	04/25/41	EUR	296	409,437
Bonds, 144A
1.250%	05/25/36	EUR	700	652,477
Bonds, Series OATe, 144A
0.100%	07/25/31	EUR	342	376,104

				8,930,852

Germany — 2.9%
Bundesobligation,
Bonds, Series 180
0.000%	10/18/24	EUR	1,113	1,147,729
Bonds, Series 184
0.000%	10/09/26	EUR	409	411,631
Bonds, Series 185
0.000%	04/16/27	EUR	1,583	1,582,108
Bundesrepublik Deutschland Bundesanleihe,
Bonds
0.000%	08/15/29	EUR	805	777,785
0.000%	08/15/30	EUR	310	294,745
0.000%	08/15/31	EUR	321	299,298
0.000%	05/15/36	EUR	290	245,580
0.000%	08/15/50	EUR	701	471,115
0.250%	02/15/29	EUR	845	836,832
3.250%	07/04/42	EUR	505	679,084
Bonds, Series G
0.000%	08/15/31	EUR	1,243	1,160,890
0.000%	08/15/50	EUR	964	649,848
Deutsche Bundesrepublik Inflation Linked Bond,
Bonds
0.500%	04/15/30	EUR	456	535,853

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Germany (cont’d.)
State of North Rhine-Westphalia Germany,
Sr. Unsec’d. Notes, Series 1439, EMTN
1.550%	06/16/48	EUR	248	$222,231

				9,314,729

Greece — 0.0%
Hellenic Republic Government Bond,
Sr. Unsec’d. Notes, 144A
1.875%	01/24/52	EUR	97	62,094

Hungary — 0.0%
Hungary Government Bond,
Bonds, Series 25/B
5.500%	06/24/25	HUF	20,120	49,246
Bonds, Series 30-A
3.000%	08/21/30	HUF	32,730	61,047

				110,293

Indonesia — 0.6%
Indonesia Government International Bond,
Sr. Unsec’d. Notes
1.000%	07/28/29	EUR	100	84,230
3.375%	07/30/25	EUR	236	248,553
3.850%	10/15/30		450	427,474
Indonesia Treasury Bond,
Bonds, Series 059
7.000%	05/15/27	IDR	6,897,000	475,000
Bonds, Series 065
6.625%	05/15/33	IDR	3,172,000	200,838
Bonds, Series 087
6.500%	02/15/31	IDR	5,962,000	381,934
Bonds, Series 091
6.375%	04/15/32	IDR	1,683,000	106,621
Bonds, Series FR93
6.375%	07/15/37	IDR	330,000	20,280

				1,944,930

Ireland — 0.2%
Ireland Government Bond,
Unsec’d. Notes
0.000%	10/18/31	EUR	335	294,799
0.350%	10/18/32	EUR	50	44,526
0.900%	05/15/28	EUR	162	164,283
1.100%	05/15/29	EUR	218	221,875
1.500%	05/15/50	EUR	48	40,410

				765,893

Israel — 0.1%
Israel Government Bond,
Bonds, Series 0142
5.500%	01/31/42	ILS	200	76,219
Bonds, Series 0327
2.000%	03/31/27	ILS	999	281,188
Bonds, Series 0330
1.000%	03/31/30	ILS	94	23,956

SEE NOTES TO FINANCIAL STATEMENTS.
A176

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Israel (cont’d.)
Bonds, Series 0825
1.750%	08/31/25	ILS	317	$89,413

				470,776

Italy — 2.1%
Italy Buoni Poliennali Del Tesoro,
Bonds
6.000%	05/01/31	EUR	856	1,099,923
Bonds, 144A
2.800%	03/01/67	EUR	41	34,736
Sr. Unsec’d. Notes
0.000%	01/15/24	EUR	604	621,536
0.000%	04/01/26	EUR	1,818	1,758,608
0.050%	01/15/23	EUR	3	3,142
0.250%	03/15/28	EUR	898	824,572
0.450%	02/15/29	EUR	1,060	954,587
Sr. Unsec’d. Notes, 144A
0.950%	12/01/31	EUR	596	511,616
1.500%	04/30/45	EUR	255	185,167
1.700%	09/01/51	EUR	138	97,386
2.150%	09/01/52	EUR	500	383,041
3.100%	03/01/40	EUR	479	476,159

				6,950,473

Ivory Coast — 0.1%
Ivory Coast Government International Bond,
Sr. Unsec’d. Notes
5.875%	10/17/31	EUR	128	104,878
6.125%	06/15/33		200	156,524

				261,402

Japan — 8.8%
Japan Finance Organization for Municipalities,
Sr. Unsec’d. Notes, GMTN
0.050%	02/12/27	EUR	460	444,205
Japan Government Forty Year Bond,
Bonds, Series 09
0.400%	03/20/56	JPY	64,950	369,819
Japan Government Ten Year Bond,
Bonds, Series 331
0.600%	09/20/23	JPY	343,900	2,556,250
Bonds, Series 337
0.300%	12/20/24	JPY	422,850	3,144,790
Bonds, Series 354
0.100%	03/20/29	JPY	284,450	2,090,560
Bonds, Series 357
0.100%	12/20/29	JPY	212,000	1,549,519
Bonds, Series 359
0.100%	06/20/30	JPY	68,000	496,003
Bonds, Series 361
0.100%	12/20/30	JPY	145,250	1,057,644
Japan Government Thirty Year Bond,
Bonds, Series 30
2.300%	03/20/39	JPY	101,550	931,862
Bonds, Series 32
2.300%	03/20/40	JPY	78,750	723,938

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Japan (cont’d.)
Bonds, Series 38
1.800%	03/20/43	JPY	13,950	$119,810
Bonds, Series 51
0.300%	06/20/46	JPY	114,100	708,806
Bonds, Series 56
0.800%	09/20/47	JPY	145,100	1,001,133
Bonds, Series 65
0.400%	12/20/49	JPY	101,850	617,787
Bonds, Series 68
0.600%	09/20/50	JPY	108,250	686,060
Bonds, Series 74
1.000%	03/20/52	JPY	137,000	957,563
Japan Government Twenty Year Bond,
Bonds, Series 145
1.700%	06/20/33	JPY	82,750	696,132
Bonds, Series 153
1.300%	06/20/35	JPY	124,000	1,004,295
Bonds, Series 157
0.200%	06/20/36	JPY	121,800	852,677
Bonds, Series 159
0.600%	12/20/36	JPY	40,750	300,360
Bonds, Series 171
0.300%	12/20/39	JPY	77,800	527,836
Bonds, Series 177
0.400%	06/20/41	JPY	66,500	450,048
Bonds, Series 180
0.800%	03/20/42	JPY	251,600	1,826,366
Japan Government Two Year Bond,
Bonds, Series 428
0.005%	09/01/23	JPY	233,300	1,721,630
Bonds, Series 430
0.005%	11/01/23	JPY	224,650	1,657,870
Bonds, Series 437
0.005%	06/01/24	JPY	291,400	2,150,994

				28,643,957

Malaysia — 0.3%
Malaysia Government Bond,
Bonds, Series 0222
4.696%	10/15/42	MYR	453	101,762
Bonds, Series 0307
3.502%	05/31/27	MYR	2,599	576,052
Bonds, Series 0310
4.498%	04/15/30	MYR	1,816	418,081

				1,095,895

Mexico — 0.3%
Mexican Bonos,
Bonds, Series M20
7.500%	06/03/27	MXN	6,749	313,685
Sr. Unsec’d. Notes, Series M
8.000%	12/07/23	MXN	6,348	309,897
Mexico Government International Bond,
Sr. Unsec’d. Notes
3.250%	04/16/30		200	175,853

SEE NOTES TO FINANCIAL STATEMENTS.
A177

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Mexico (cont’d.)
Sr. Unsec’d. Notes, MTN
6.050%	01/11/40		100	$97,978

				897,413

Netherlands — 0.3%
Netherlands Government Bond,
Bonds, 144A
0.000%	01/15/27	EUR	254	252,491
0.000%	07/15/31	EUR	77	70,035
0.000%	01/15/38	EUR	976	758,556
0.000%	01/15/52	EUR	43	26,025

				1,107,107

New Zealand — 0.8%
New Zealand Government Bond,
Bonds, Series 0437
2.750%	04/15/37	NZD	179	95,553
Unsec’d. Notes, Series 0532
2.000%	05/15/32	NZD	4,581	2,422,493

				2,518,046

Nigeria — 0.0%
Nigeria Government International Bond,
Sr. Unsec’d. Notes
7.696%	02/23/38		200	123,766

Norway — 0.2%
Norway Government Bond,
Sr. Unsec’d. Notes, 144A, Series 478
1.500%	02/19/26	NOK	1,526	147,255
Sr. Unsec’d. Notes, Series 484, 144A
2.125%	05/18/32	NOK	4,390	411,959

				559,214

Panama — 0.1%
Panama Government International Bond,
Sr. Unsec’d. Notes
6.700%	01/26/36		265	286,258

Peru — 0.0%
Peru Government Bond,
Sr. Unsec’d. Notes
5.400%	08/12/34	PEN	270	56,921
Peruvian Government International Bond,
Sr. Unsec’d. Notes
2.783%	01/23/31		48	40,840

				97,761

Philippines — 0.1%
Philippine Government International Bond,
Sr. Unsec’d. Notes
3.950%	01/20/40		200	173,496

Poland — 0.1%
Republic of Poland Government Bond,
Bonds, Series 0428
2.750%	04/25/28	PLN	438	78,318

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Poland (cont’d.)
Bonds, Series 0726
2.500%	07/25/26	PLN	961	$178,630

				256,948

Portugal — 0.1%
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A
0.900%	10/12/35	EUR	116	99,045
1.950%	06/15/29	EUR	129	135,838
Unsec’d. Notes, 144A
0.700%	10/15/27	EUR	239	238,480

				473,363

Romania — 0.1%
Romanian Government International Bond,
Bonds, 144A
3.624%	05/26/30	EUR	45	38,516
Sr. Unsec’d. Notes
3.000%	02/14/31		68	52,340
Sr. Unsec’d. Notes, 144A
4.000%	02/14/51		172	111,836
Sr. Unsec’d. Notes, 144A, MTN
2.000%	01/28/32	EUR	8	5,721
Sr. Unsec’d. Notes, EMTN
2.875%	03/11/29	EUR	14	12,202
3.375%	01/28/50	EUR	47	29,357
Unsec’d. Notes, 144A
2.750%	04/14/41	EUR	14	8,591
3.000%	02/27/27		226	199,665

				458,228

Saudi Arabia — 0.1%
Saudi Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN
2.250%	02/02/33		200	166,464

Singapore — 0.2%
Singapore Government Bond,
Bonds
2.750%	07/01/23	SGD	339	244,915
3.500%	03/01/27	SGD	513	380,529

				625,444

Slovenia — 0.0%
Slovenia Government Bond,
Bonds, Series RS76
3.125%	08/07/45	EUR	48	53,740

South Africa — 0.1%
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes
4.850%	09/30/29		233	199,078

South Korea — 1.5%
Korea Treasury Bond,
Bonds, Series 2612
1.500%	12/10/26	KRW	135,280	95,109
Bonds, Series 2703
2.375%	03/10/27	KRW	2,608,560	1,899,578

SEE NOTES TO FINANCIAL STATEMENTS.
A178

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
South Korea (cont’d.)
Bonds, Series 2912
1.375%	12/10/29	KRW	1,702,760	$1,121,483
Bonds, Series 3112
2.375%	12/10/31	KRW	1,477,950	1,023,862
Bonds, Series 4412
2.750%	12/10/44	KRW	246,820	169,522
Bonds, Series 4803
2.625%	03/10/48	KRW	132,460	87,157
Bonds, Series 5003
1.500%	03/10/50	KRW	380,540	192,255
Sr. Unsec’d. Notes, Series 2303
0.750%	03/10/23	KRW	458,230	348,192

				4,937,158

Spain — 1.0%
Spain Government Bond,
Sr. Unsec’d. Notes
0.000%	05/31/24	EUR	754	775,985
0.000%	01/31/26	EUR	544	540,479
0.000%	01/31/27	EUR	551	534,956
Sr. Unsec’d. Notes, 144A
0.100%	04/30/31	EUR	504	437,954
0.500%	10/31/31	EUR	229	203,220
0.850%	07/30/37	EUR	143	114,181
1.000%	07/30/42	EUR	191	144,000
1.500%	04/30/27	EUR	83	86,331
1.900%	10/31/52	EUR	38	30,239
2.900%	10/31/46	EUR	50	52,125
3.450%	07/30/66	EUR	232	255,612
4.200%	01/31/37	EUR	1	1,243

				3,176,325

Supranational Bank — 0.7%
European Financial Stability Facility,
Gov’t. Gtd. Notes
0.000%	10/15/25	EUR	205	205,877
0.400%	01/26/26	EUR	190	192,429
Gov’t. Gtd. Notes, EMTN
1.450%	09/05/40	EUR	393	352,270
European Stability Mechanism,
Sr. Unsec’d. Notes
0.000%	12/16/24	EUR	130	132,517
0.000%	12/15/26	EUR	265	259,956
European Union,
Sr. Unsec’d. Notes, EMTN
0.000%	07/04/31	EUR	880	774,240
0.000%	07/04/35	EUR	239	186,902
0.200%	06/04/36	EUR	237	186,574
0.700%	07/06/51	EUR	140	96,146

				2,386,911

Sweden — 0.1%
Sweden Government Bond,
Bonds, Series 1062, 144A
0.125%	05/12/31	SEK	2,110	179,310

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Switzerland — 0.4%
Swiss Confederation Government Bond,
Bonds
1.500%	04/30/42	CHF	150	$163,195
3.250%	06/27/27	CHF	258	306,242
3.500%	04/08/33	CHF	155	201,382
4.000%	04/08/28	CHF	486	604,951

				1,275,770

Thailand — 0.2%
Thailand Government Bond,
Bonds
4.675%	06/29/44	THB	6,607	204,942
Sr. Unsec’d. Notes
1.585%	12/17/35	THB	10	228
2.000%	12/17/31	THB	13,600	359,352
4.875%	06/22/29	THB	2,409	77,134

				641,656

Turkey — 0.0%
Turkey Government International Bond,
Sr. Unsec’d. Notes
5.875%	06/26/31		200	143,513

Ukraine — 0.0%
Ukraine Government International Bond,
Sr. Unsec’d. Notes, 144A
7.253%	03/15/33		200	49,000

United Kingdom — 1.9%
United Kingdom Gilt,
Bonds
0.250%	07/31/31	GBP	148	151,365
0.500%	10/22/61	GBP	87	55,005
0.625%	07/31/35	GBP	709	680,525
0.875%	10/22/29	GBP	1,227	1,377,756
1.250%	07/31/51	GBP	601	535,434
1.500%	07/22/47	GBP	387	376,003
1.750%	09/07/37	GBP	1,087	1,187,019
1.750%	07/22/57	GBP	455	459,234
2.500%	07/22/65	GBP	58	72,552
3.500%	07/22/68	GBP	111	176,398
4.250%	12/07/40	GBP	61	92,054
4.250%	12/07/46	GBP	317	499,886
Unsec’d. Notes
0.875%	01/31/46	GBP	291	246,916
1.500%	07/31/53	GBP	275	261,518

				6,171,665

Uruguay — 0.0%
Uruguay Government International Bond,
Sr. Unsec’d. Notes
4.375%	01/23/31		42	42,533

TOTAL SOVEREIGN BONDS (cost $130,867,273)				111,006,970

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.8%
Federal Home Loan Mortgage Corp.
1.500%	01/01/51		101	84,015
2.000%	12/01/35		312	292,015

SEE NOTES TO FINANCIAL STATEMENTS.
A179

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.000%	03/01/51	21	$18,567
2.000%	08/01/51	222	193,187
2.500%	06/01/30	30	29,261
2.500%	07/01/30	14	14,173
2.500%	11/01/35	32	30,968
2.500%	05/01/50	341	309,222
2.500%	07/01/50	165	150,413
2.500%	01/01/51	316	286,400
3.000%	06/01/30	8	7,960
3.000%	07/01/30	44	43,407
3.000%	07/01/30	50	50,219
3.000%	07/01/35	44	42,811
3.000%	09/01/35	26	25,673
3.000%	01/01/37	17	16,747
3.000%	02/01/37	27	26,287
3.000%	05/01/45	31	29,093
3.000%	08/01/46	77	73,319
3.000%	09/01/46	131	123,994
3.000%	02/01/47	52	49,164
3.000%	12/01/50	675	634,759
3.500%	05/01/30	46	46,580
3.500%	06/01/30	7	7,245
3.500%	10/01/30	7	7,226
3.500%	07/01/35	56	55,659
3.500%	08/01/42	33	32,518
3.500%	01/01/44	34	33,317
3.500%	07/01/45	37	36,588
3.500%	09/01/47	118	115,287
3.500%	11/01/47	67	65,971
3.500%	03/01/48	177	173,144
3.500%	07/01/49	56	54,366
3.500%	01/01/50	133	129,784
4.000%	01/01/33	59	60,231
4.000%	06/01/40	6	6,183
4.000%	02/01/41	10	10,271
4.000%	02/01/41	18	18,241
4.000%	11/01/41	3	3,325
4.000%	06/01/42	16	16,219
4.000%	09/01/44	30	30,298
4.000%	04/01/45	8	8,344
4.000%	05/01/45	22	22,264
4.000%	02/01/46	90	90,775
4.000%	05/01/46	27	27,008
4.000%	01/01/47	37	36,910
4.000%	09/01/48	43	43,397
4.000%	05/01/52	174	172,244
4.000%	07/01/52	250	246,817
4.500%	12/01/34	8	8,614
4.500%	09/01/40	52	54,147
4.500%	03/01/41	40	41,086
4.500%	07/01/41	12	12,218
4.500%	03/01/44	15	15,094
4.500%	07/01/45	34	34,877
4.500%	12/01/45	29	29,870
4.500%	08/01/48	6	6,016
4.500%	11/01/48	54	54,600
4.500%	05/01/49	57	57,532
4.500%	02/01/50	6	6,500

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	02/01/42	41		$43,599
5.000%	07/01/48	—(r	)	43
5.000%	03/01/50	2		2,034
5.500%	08/01/40	8		8,962
6.000%	11/01/37	5		5,236
Federal National Mortgage Assoc.
1.500%	11/01/41	120		102,630
1.500%	02/01/51	25		20,653
2.000%	TBA(tt)	1,000		867,656
2.000%	04/01/30	10		9,782
2.000%	07/01/30	17		16,370
2.000%	08/01/30	31		29,664
2.000%	04/01/31	13		12,209
2.000%	03/01/36	373		348,425
2.000%	05/01/36	85		79,589
2.000%	02/01/37	95		89,568
2.000%	12/01/40	78		70,029
2.000%	11/01/41	443		396,430
2.000%	07/01/50	60		52,656
2.000%	02/01/51	202		176,438
2.000%	03/01/51	63		54,873
2.000%	03/01/51	65		57,190
2.000%	03/01/51	390		340,751
2.000%	05/01/51	1,112		969,936
2.000%	07/01/51	371		323,110
2.000%	10/01/51	560		486,496
2.000%	11/01/51	560		488,567
2.000%	02/01/52	1,437		1,249,357
2.500%	TBA(tt)	3,000		2,697,422
2.500%	05/01/30	10		9,594
2.500%	05/01/30	20		19,972
2.500%	06/01/30	8		7,567
2.500%	07/01/30	17		16,376
2.500%	07/01/30	20		19,794
2.500%	07/01/30	21		20,125
2.500%	05/01/36	118		112,879
2.500%	04/01/37	155		142,827
2.500%	04/01/43	23		21,234
2.500%	09/01/43	70		63,520
2.500%	04/01/45	11		9,741
2.500%	09/01/46	11		9,725
2.500%	07/01/50	556		509,041
2.500%	10/01/50	292		266,096
2.500%	11/01/50	170		154,325
2.500%	05/01/51	594		538,886
2.500%	09/01/51	321		290,666
2.500%	11/01/51	239		216,444
2.500%	12/01/51	122		109,547
2.500%	01/01/52	322		291,201
2.500%	02/01/52	291		261,799
2.500%	04/01/52	173		156,179
2.500%	04/01/52	281		253,145
3.000%	TBA(tt)	445		414,080
3.000%	06/01/30	25		24,425
3.000%	07/01/30	9		9,234
3.000%	07/01/30	17		16,771
3.000%	07/01/30	35		34,629
3.000%	09/01/30	18		17,717

SEE NOTES TO FINANCIAL STATEMENTS.
A180

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	11/01/30	8	$8,270
3.000%	06/01/32	45	45,003
3.000%	03/01/35	8	8,064
3.000%	09/01/35	14	13,672
3.000%	09/01/35	39	38,391
3.000%	03/01/36	59	57,787
3.000%	02/01/37	14	13,515
3.000%	06/01/37	298	292,007
3.000%	05/01/45	110	104,417
3.000%	06/01/45	81	77,229
3.000%	07/01/45	23	21,741
3.000%	08/01/45	70	66,576
3.000%	01/01/46	12	11,377
3.000%	04/01/46	110	105,077
3.000%	10/01/46	26	25,028
3.000%	10/01/46	39	36,729
3.000%	11/01/46	100	94,642
3.000%	12/01/46	41	39,406
3.000%	12/01/46	170	160,741
3.000%	02/01/51	370	345,609
3.000%	05/01/51	170	160,594
3.000%	08/01/51	46	42,857
3.000%	08/01/51	72	66,967
3.500%	TBA(tt)	109	104,684
3.500%	TBA(tt)	1,000	961,641
3.500%	09/01/29	33	32,630
3.500%	12/01/29	12	12,239
3.500%	04/01/30	47	47,068
3.500%	05/01/30	10	9,750
3.500%	10/01/30	18	17,666
3.500%	01/01/35	10	9,546
3.500%	08/01/35	19	18,571
3.500%	02/01/36	39	38,832
3.500%	02/01/37	12	12,306
3.500%	02/01/42	31	30,732
3.500%	11/01/42	50	49,407
3.500%	11/01/42	282	277,320
3.500%	01/01/43	57	55,697
3.500%	04/01/43	17	16,341
3.500%	04/01/43	178	175,196
3.500%	06/01/43	75	73,580
3.500%	08/01/47	19	18,843
3.500%	09/01/47	84	81,822
3.500%	09/01/47	112	109,518
3.500%	01/01/48	254	248,165
3.500%	03/01/48	177	172,680
3.500%	11/01/48	85	83,623
3.500%	07/01/49	543	528,354
3.500%	08/01/49	388	377,009
3.500%	01/01/50	191	185,747
3.500%	09/01/51	347	336,948
3.500%	05/01/52	1,651	1,589,268
3.500%	09/01/57	180	174,956
3.500%	05/01/58	71	68,720
4.000%	04/01/26	12	12,400
4.000%	05/01/27	12	12,482
4.000%	05/01/32	11	10,832
4.000%	04/01/35	12	12,185

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	03/01/41	30	$30,469
4.000%	11/01/42	39	39,661
4.000%	06/01/44	16	15,795
4.000%	12/01/44	320	322,668
4.000%	03/01/45	11	11,004
4.000%	08/01/45	645	649,060
4.000%	01/01/46	33	33,565
4.000%	03/01/46	64	64,201
4.000%	06/01/46	41	41,079
4.000%	04/01/47	36	36,468
4.000%	02/01/49	44	44,383
4.500%	08/01/23	4	4,151
4.500%	04/01/25	10	9,827
4.500%	01/01/34	9	8,738
4.500%	11/01/39	43	43,879
4.500%	03/01/40	8	8,584
4.500%	08/01/40	15	15,721
4.500%	02/01/41	13	13,838
4.500%	06/01/41	39	39,668
4.500%	09/01/41	7	6,694
4.500%	01/01/42	21	22,115
4.500%	01/01/42	33	33,703
4.500%	01/01/43	21	21,338
4.500%	03/01/44	9	9,102
4.500%	06/01/44	8	8,260
4.500%	06/01/45	28	29,121
4.500%	07/01/47	7	7,258
4.500%	09/01/48	39	39,601
4.500%	09/01/48	101	102,717
4.500%	09/01/48	165	167,158
4.500%	01/01/49	38	38,077
4.500%	02/01/49	38	37,922
4.500%	03/01/49	38	38,192
4.500%	06/01/49	360	362,408
4.500%	07/01/49	49	49,191
4.500%	11/01/49	6	5,915
4.500%	01/01/51	86	87,897
4.500%	06/01/52	100	100,176
5.000%	TBA(tt)	1,000	1,020,625
5.000%	05/01/38	22	23,071
5.000%	08/01/44	25	25,194
5.000%	06/01/52	50	50,923
5.500%	07/01/38	11	11,540
5.500%	05/01/39	15	15,996
5.500%	05/01/40	8	8,501
6.000%	02/01/36	9	9,798
6.000%	11/01/38	8	8,938
6.000%	09/01/39	19	20,889
6.000%	06/01/40	11	12,434
6.000%	05/01/41	46	50,381
Government National Mortgage Assoc.
2.000%	11/20/50	156	137,430
2.000%	08/20/51	74	66,200
2.000%	09/20/51	123	109,473
2.000%	11/20/51	225	200,204
2.500%	01/20/47	17	15,850
2.500%	08/20/51	395	362,541
2.500%	12/20/51	1,353	1,242,822

SEE NOTES TO FINANCIAL STATEMENTS.
A181

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	11/20/43	74	$70,506
3.000%	01/15/45	10	9,916
3.000%	01/15/45	51	48,549
3.000%	03/15/45	10	9,059
3.000%	07/15/45	11	10,160
3.000%	01/20/47	98	94,394
3.000%	06/20/47	150	143,943
3.000%	08/20/47	62	58,991
3.000%	10/20/49	782	741,158
3.000%	07/20/51	63	59,681
3.000%	08/20/51	225	212,909
3.000%	12/20/51	24	22,712
3.500%	07/15/42	36	35,571
3.500%	04/15/45	9	8,960
3.500%	07/20/47	169	166,555
3.500%	08/20/47	79	77,400
3.500%	03/20/50	97	95,352
4.000%	01/15/41	38	38,514
4.000%	03/15/44	21	21,890
4.000%	05/15/45	37	37,792
4.000%	05/20/45	19	18,901
4.000%	07/20/45	143	144,317
4.000%	10/20/45	15	14,881
4.000%	01/20/46	30	30,711
4.000%	02/20/46	10	10,506
4.000%	03/20/46	48	48,030
4.000%	07/20/47	51	51,593
4.000%	06/20/52	75	74,783
4.500%	TBA(tt)	1,000	1,014,687
4.500%	TBA(tt)	393	395,292
4.500%	TBA(tt)	1,000	1,010,703
4.500%	04/15/40	39	40,916
4.500%	10/15/41	12	12,164
4.500%	07/20/44	20	21,278
4.500%	04/20/45	51	53,981
4.500%	11/20/47	21	21,569
4.500%	12/20/48	643	654,346
4.500%	02/20/49	46	46,675
4.500%	10/20/49	60	61,515
4.500%	12/20/49	39	39,383
4.500%	04/20/50	27	27,563
4.500%	03/20/52	50	50,785
5.000%	TBA(tt)	1,000	1,020,625
5.000%	06/15/38	7	7,008
5.000%	01/15/39	51	53,899
5.000%	06/15/39	11	11,766
5.000%	12/15/39	9	9,762
5.000%	10/20/42	9	9,129
5.000%	03/15/44	39	41,273
5.000%	09/20/48	32	32,852
5.000%	10/20/48	76	77,854
5.000%	11/20/48	70	72,152
5.000%	12/20/48	7	7,598
5.000%	01/20/49	194	199,364
5.000%	03/20/49	105	107,874
5.000%	06/20/49	30	30,723
5.000%	01/20/50	38	38,754
5.000%	03/20/50	15	15,939

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	05/20/52		25	$25,659
5.500%	03/15/37		13	13,837

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $40,851,388)				38,799,164

U.S. TREASURY OBLIGATIONS — 12.1%
U.S. Treasury Bonds
1.125%	08/15/40		2,675	1,847,004
1.750%	08/15/41		1,250	950,586
1.875%	02/15/51		2,161	1,621,163
2.000%	08/15/51		570	440,592
3.000%	11/15/45		67	62,258
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	10/15/26		412	408,347
U.S. Treasury Notes
0.375%	04/15/24		1,890	1,804,212
0.375%	07/15/24		1,050	995,941
0.500%	03/31/25		4,004	3,736,544
0.750%	04/30/26	(h)	1,181	1,082,552
0.750%	08/31/26		15,748	14,333,140
1.250%	08/15/31	(h)(k)	3,719	3,201,244
1.625%	10/31/26		345	324,893
2.125%	03/31/24		2,480	2,443,575
2.250%	02/15/27		3,610	3,480,547
2.625%	05/31/27		2,502	2,454,696
2.875%	05/15/32		463	457,864

TOTAL U.S. TREASURY OBLIGATIONS (cost $41,538,797)				39,645,158

			Shares

COMMON STOCK — 0.1%
Bermuda
Mt. Logan Re, Ltd., Special Investment Series 4*			474	465,879

(cost $0)

EXCHANGE-TRADED FUNDS — 2.9%
iShares Core U.S. Aggregate Bond ETF			46,835	4,762,183
Vanguard Total International Bond ETF			96,525	4,781,849

TOTAL EXCHANGE-TRADED FUNDS (cost $10,812,759)				9,544,032

TOTAL LONG-TERM INVESTMENTS (cost $362,567,130)				316,687,798

SHORT-TERM INVESTMENTS — 4.3%

AFFILIATED MUTUAL FUND — 0.3%
PGIM Institutional Money Market Fund (cost $808,226; includes $807,246 of cash collateral for securities on loan)(b)(wa)			808,874	808,145

SEE NOTES TO FINANCIAL STATEMENTS.
A182

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL PAPER(n) — 0.4%
NRW Bank
1.531%	07/11/22		1,300	$1,299,400

(cost $1,299,447)

FOREIGN TREASURY OBLIGATIONS(n) — 2.2%
Japan
Japan Treasury Discount Bills
Series 1068
(0.200)%	09/26/22	JPY	214,400	1,580,776
Series 1073
(0.113)%	07/25/22	JPY	167,900	1,237,632
Series 1084
(0.228)%	09/05/22	JPY	267,000	1,968,412
Series 1086
(0.094)%	09/12/22	JPY	200,650	1,479,302
Series 1090
(0.170)%	09/26/22	JPY	102,750	757,566

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $7,134,060)				7,023,688

U.S. TREASURY OBLIGATION(n) — 0.1%
U.S. Treasury Bills
1.123%	07/19/22		375	374,804

(cost $374,790)

			Shares

UNAFFILIATED FUNDS — 1.3%
Dreyfus Government Cash Management (Institutional Shares)			1,860,523	1,860,523
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Shares)			2,541,305	2,541,305

TOTAL UNAFFILIATED FUNDS (cost $4,401,828)				4,401,828

OPTIONS PURCHASED*~ — 0.0%
(cost $311,892)				32,827

TOTAL SHORT-TERM INVESTMENTS (cost $14,330,243)				13,940,692

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—101.0% (cost $376,897,373)				330,628,490

OPTIONS WRITTEN*~ — (0.1)%
(premiums received $411,311)				(194,844)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—100.9% (cost $376,486,062)				330,433,646
Liabilities in excess of other assets(z) — (0.9)%				(3,010,676)

NET ASSETS — 100.0%				$327,422,970

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $786,838; cash collateral of $807,246 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2022.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of 9,946,231 is 3.0% of net assets.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

SEE NOTES TO FINANCIAL STATEMENTS.
A183

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs CHF	Call	Citibank, N.A.	09/02/22	1.05	—	EUR	59	$2,697
Currency Option USD vs CHF	Call	JPMorgan Chase Bank, N.A.	07/21/22	0.99	—		545	369
Currency Option EUR vs USD	Put	Morgan Stanley & Co. International PLC	07/14/22	1.01	—	EUR	1,035	639
Currency Option USD vs CAD	Put	Bank of America, N.A.	07/05/22	1.22	—		1,917	—
Currency Option USD vs CAD	Put	Citibank, N.A.	07/12/22	1.24	—		1,878	70
Currency Option USD vs JPY	Put	Citibank, N.A.	07/19/22	134.00	—		650	4,512
Currency Option USD vs JPY	Put	Morgan Stanley & Co. International PLC	09/29/22	115.00	—		127	1,083
Currency Option USD vs JPY	Put	Bank of America, N.A.	11/10/22	122.00	—		109	5,304
Currency Option USD vs JPY	Put	Deutsche Bank AG	02/23/23	112.00	—		164	2,913
Currency Option USD vs ZAR	Put	Bank of America, N.A.	08/22/22	15.45	—		649	3,522

Total OTC Traded (cost $94,680)								$21,109

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 09/08/23	Call	JPMorgan Chase Bank, N.A.	09/08/22	0.28%	0.28%(A)	1 Day SONIA(A)	GBP	5,310	$3
1-Year Interest Rate Swap, 10/10/23	Call	Citibank, N.A.	10/10/22	0.42%	0.42%(A)	1 Day SONIA(A)	GBP	6,360	44
1-Year Interest Rate Swap, 10/10/23	Call	Citibank, N.A.	10/10/22	0.46%	0.46%(A)	1 Day SONIA(A)	GBP	5,810	44
1-Year Interest Rate Swap, 11/15/23	Call	Citibank, N.A.	11/15/22	0.52%	0.52%(A)	1 Day SONIA(A)	GBP	6,380	169
1-Year Interest Rate Swap, 11/16/23	Call	Morgan Stanley & Co. International PLC	11/16/22	0.54%	0.54%(A)	1 Day SONIA(A)	GBP	3,490	100
1-Year Interest Rate Swap, 11/18/23	Call	JPMorgan Chase Bank, N.A.	11/16/22	1.80%	1.80%(A)	1 Day SOFR(A)		14,700	5,103
1-Year Interest Rate Swap, 11/25/23	Call	Deutsche Bank AG	11/22/22	1.85%	1.85%(A)	1 Day SOFR(A)		14,600	5,937
3-Year Interest Rate Swap, 07/14/25	Call	Citibank, N.A.	07/12/22	1.36%	1.36%(A)	1 Day SOFR(A)		5,100	—
5-Year Interest Rate Swap, 11/16/27	Call	JPMorgan Chase Bank, N.A.	11/14/22	0.70%	0.70%(S)	3 Month LIBOR(Q)		2,770	318

Total OTC Swaptions (cost $217,212)									$11,718

Total Options Purchased (cost $311,892)									$32,827

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs CHF	Call	JPMorgan Chase Bank, N.A.	07/21/22	1.01	—		1,090	$(179)
Currency Option USD vs ZAR	Call	Bank of America, N.A.	08/22/22	16.75	—		649	(11,025)
Currency Option EUR vs USD	Put	Morgan Stanley & Co. International PLC	07/14/22	0.97	—	EUR	1,553	(81)
Currency Option USD vs JPY	Put	Citibank, N.A.	07/19/22	131.00	—		1,300	(3,180)

Total OTC Traded (premiums received $22,645)								$(14,465)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
1-Year Interest Rate Swap, 11/18/23	Call	JPMorgan Chase Bank, N.A.	11/16/22	1.29%	1 Day SOFR(A)	1.29%(A)	14,700	$(2,176)

SEE NOTES TO FINANCIAL STATEMENTS.

A184

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 11/18/23	Call	JPMorgan Chase Bank, N.A.	11/16/22	1.55%	1 Day SOFR(A)	1.55%(A)		14,700	$(3,311)
1-Year Interest Rate Swap, 11/25/23	Call	Deutsche Bank AG	11/22/22	1.35%	1 Day SOFR(A)	1.35%(A)		14,600	(2,586)
1-Year Interest Rate Swap, 11/25/23	Call	Deutsche Bank AG	11/22/22	1.60%	1 Day SOFR(A)	1.60%(A)		14,600	(3,896)
10-Year Interest Rate Swap, 07/08/32	Call	Citibank, N.A.	07/06/22	2.01%	6 Month EURIBOR(S)	2.01%(A)	EUR	700	(769)
10-Year Interest Rate Swap, 07/08/32	Call	Deutsche Bank AG	07/06/22	2.86%	1 Day SOFR(A)	2.86%(A)		960	(9,606)
10-Year Interest Rate Swap, 07/14/32	Call	Citibank, N.A.	07/12/22	1.59%	1 Day SOFR(A)	1.59%(A)		1,640	—
10-Year Interest Rate Swap, 07/15/32	Call	Bank of America, N.A.	07/13/22	2.39%	6 Month EURIBOR(S)	2.39%(A)	EUR	690	(13,650)
10-Year Interest Rate Swap, 07/15/32	Call	Deutsche Bank AG	07/13/22	3.15%	1 Day SOFR(A)	3.15%(A)		960	(32,432)
10-Year Interest Rate Swap, 07/22/32	Call	JPMorgan Chase Bank, N.A.	07/20/22	2.48%	6 Month EURIBOR(S)	2.48%(A)	EUR	660	(18,035)
10-Year Interest Rate Swap, 07/25/32	Call	Deutsche Bank AG	07/21/22	3.10%	1 Day SOFR(A)	3.10%(A)		960	(28,873)
10-Year Interest Rate Swap, 07/29/32	Call	Citibank, N.A.	07/27/22	2.36%	6 Month EURIBOR(S)	2.36%(A)	EUR	670	(13,873)
10-Year Interest Rate Swap, 07/29/32	Call	Morgan Stanley & Co. International PLC	07/27/22	3.01%	1 Day SOFR(A)	3.01%(A)		960	(23,522)
10-Year Interest Rate Swap, 09/08/32	Call	JPMorgan Chase Bank, N.A.	09/08/22	0.36%	1 Day SONIA(A)	0.36%(A)	GBP	550	(13)
10-Year Interest Rate Swap, 10/10/32	Call	Citibank, N.A.	10/10/22	0.38%	1 Day SONIA(A)	0.38%(A)	GBP	650	(78)
10-Year Interest Rate Swap, 10/10/32	Call	Citibank, N.A.	10/10/22	0.42%	1 Day SONIA(A)	0.42%(A)	GBP	600	(84)
10-Year Interest Rate Swap, 11/15/32	Call	Citibank, N.A.	11/15/22	0.55%	1 Day SONIA(A)	0.55%(A)	GBP	660	(347)
10-Year Interest Rate Swap, 11/16/32	Call	Morgan Stanley & Co. International PLC	11/16/22	0.60%	1 Day SONIA(A)	0.60%(A)	GBP	360	(218)
30-Year Interest Rate Swap, 11/16/52	Call	JPMorgan Chase Bank, N.A.	11/14/22	1.06%	3 Month LIBOR(Q)	1.06%(S)		620	(285)
10-Year Interest Rate Swap, 07/08/32	Put	Citibank, N.A.	07/06/22	2.01%	2.01%(A)	6 Month EURIBOR(S)	EUR	700	(10,357)
10-Year Interest Rate Swap, 07/08/32	Put	Deutsche Bank AG	07/06/22	2.86%	2.86%(A)	1 Day SOFR(A)		960	(2,360)
10-Year Interest Rate
Swap, 07/15/32	Put	Bank of America, N.A.	07/13/22	2.39%	2.39%(A)	6 Month EURIBOR(S)	EUR	690	(1,632)
10-Year Interest Rate Swap, 07/15/32	Put	Deutsche Bank AG	07/13/22	3.15%	3.15%(A)	1 Day SOFR(A)		960	(488)
10-Year Interest Rate Swap, 07/22/32	Put	JPMorgan Chase Bank, N.A.	07/20/22	2.48%	2.48%(A)	6 Month EURIBOR(S)	EUR	660	(1,626)
10-Year Interest Rate Swap, 07/25/32	Put	Deutsche Bank AG	07/21/22	3.10%	3.10%(A)	1 Day SOFR(A)		960	(1,880)
10-Year Interest Rate Swap, 07/29/32	Put	Citibank, N.A.	07/27/22	2.36%	2.36%(A)	6 Month EURIBOR(S)	EUR	670	(4,084)
10-Year Interest Rate Swap, 07/29/32	Put	Morgan Stanley & Co. International PLC	07/27/22	3.01%	3.01%(A)	1 Day SOFR(A)		960	(4,198)

Total OTC Swaptions (premiums received $388,666)									$(180,379)

Total Options Written (premiums received $411,311)									$(194,844)

SEE NOTES TO FINANCIAL STATEMENTS.
A185

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Futures contracts outstanding at June 30, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
6	2 Year U.S. Treasury Notes	Sep. 2022	$1,260,094	$3,627
4	3 Year Australian Treasury Bonds	Sep. 2022	296,696	157
4	5 Year Canadian Government Bonds	Sep. 2022	350,808	1,668
28	5 Year U.S. Treasury Notes	Sep. 2022	3,143,000	(11,328)
32	10 Year Australian Treasury Bonds	Sep. 2022	2,626,152	3,928
13	10 Year Canadian Government Bonds	Sep. 2022	1,252,230	(43,155)
15	10 Year Euro-Bund	Sep. 2022	2,338,710	(17,306)
1	10 Year Japanese Government Bonds	Sep. 2022	1,095,298	7,810
56	10 Year U.S. Treasury Notes	Sep. 2022	6,637,750	27,486
7	10 Year U.S. Ultra Treasury Notes	Sep. 2022	891,625	13,334
26	20 Year U.S. Treasury Bonds	Sep. 2022	3,604,250	(41,669)
80	30 Year U.S. Ultra Treasury Bonds	Sep. 2022	12,347,500	107,546
15	Euro Schatz Index	Sep. 2022	1,715,677	(5,607)
7	Euro-BTP Italian Government Bond	Sep. 2022	903,165	7,088
9	Euro-OAT	Sep. 2022	1,306,553	(12,892)

				40,687

Short Positions:
63	2 Year U.S. Treasury Notes	Sep. 2022	13,230,984	(94,231)
60	5 Year Euro-Bobl	Sep. 2022	7,808,695	(123,120)
32	5 Year U.S. Treasury Notes	Sep. 2022	3,592,000	(4,021)
7	10 Year Canadian Government Bonds	Sep. 2022	674,277	14,786
17	10 Year Euro-Bund	Sep. 2022	2,650,538	(10,123)
5	10 Year Japanese Government Bonds	Sep. 2022	5,476,489	3,988
9	10 Year Mini Japanese Government Bonds	Sep. 2022	986,033	(1,130)
49	10 Year U.K. Gilt	Sep. 2022	6,798,645	109,856
53	10 Year U.S. Treasury Notes	Sep. 2022	6,282,156	(166,996)
69	10 Year U.S. Ultra Treasury Notes	Sep. 2022	8,788,875	95,330
4	30 Year Euro Buxl	Sep. 2022	685,611	(28,389)
95	Euro Currency	Sep. 2022	12,513,875	305,024
6	Euro Schatz Index	Sep. 2022	686,271	(2,074)
3	Euro-BTP Italian Government Bond	Sep. 2022	387,071	8,641
20	Euro-OAT	Sep. 2022	2,903,450	36,698

				144,239

				$184,926

Forward foreign currency exchange contracts outstanding at June 30, 2022:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/05/22	Bank of America, N.A.	AUD	1,493	$1,026,452	$1,030,259	$3,807	$—
Expiring 07/05/22	BNP Paribas S.A.	AUD	1,489	1,034,856	1,027,463	—	(7,393)
Expiring 07/07/22	Bank of America, N.A.	AUD	475	327,859	327,874	15	—
Expiring 07/07/22	Bank of America, N.A.	AUD	465	322,453	320,971	—	(1,482)
Expiring 07/07/22	Citibank, N.A.	AUD	945	680,855	652,296	—	(28,559)
Expiring 07/07/22	Citibank, N.A.	AUD	480	329,900	331,325	1,425	—
Expiring 07/07/22	Citibank, N.A.	AUD	390	278,378	269,202	—	(9,176)
Expiring 07/07/22	Citibank, N.A.	AUD	304	209,923	209,840	—	(83)
Expiring 07/07/22	Deutsche Bank AG	AUD	2,213	1,527,634	1,527,548	—	(86)
Expiring 07/07/22	Deutsche Bank AG	AUD	856	590,897	590,864	—	(33)
Expiring 07/07/22	Deutsche Bank AG	AUD	245	175,867	169,114	—	(6,753)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	2,400	1,723,684	1,656,627	—	(67,057)

SEE NOTES TO FINANCIAL STATEMENTS.

A186

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	1,860	$1,302,307	$1,283,886	$—	$(18,421)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	945	682,796	652,297	—	(30,499)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	480	347,599	331,325	—	(16,274)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	475	343,134	327,874	—	(15,260)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	465	321,954	320,972	—	(982)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	265	189,413	182,919	—	(6,494)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	120	82,528	82,831	303	—
Expiring 07/14/22	JPMorgan Chase Bank, N.A.	AUD	555	381,050	383,223	2,173	—
Expiring 07/14/22	JPMorgan Chase Bank, N.A.	AUD	253	176,142	174,394	—	(1,748)
Expiring 07/21/22	BNP Paribas S.A.	AUD	2,439	1,685,672	1,683,739	—	(1,933)
Expiring 07/21/22	Goldman Sachs International	AUD	1,274	902,362	879,714	—	(22,648)
Expiring 07/21/22	Morgan Stanley & Co. International PLC	AUD	2,849	2,014,273	1,967,122	—	(47,151)
Expiring 07/21/22	The Bank of New York Mellon Corp.	AUD	426	305,007	293,926	—	(11,081)
Expiring 07/21/22	The Bank of New York Mellon Corp.	AUD	94	66,538	64,843	—	(1,695)
Expiring 08/05/22	Bank of America, N.A.	AUD	220	151,516	151,897	381	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	AUD	475	328,317	327,961	—	(356)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	AUD	555	399,176	383,326	—	(15,850)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	AUD	41	29,478	28,255	—	(1,223)
Brazilian Real,
Expiring 07/05/22	Bank of America, N.A.	BRL	4,138	790,087	789,572	—	(515)
Expiring 07/05/22	Bank of America, N.A.	BRL	4,064	787,816	775,429	—	(12,387)
Expiring 07/05/22	Bank of America, N.A.	BRL	490	102,752	93,486	—	(9,266)
Expiring 07/05/22	Citibank, N.A.	BRL	10,173	2,104,658	1,940,943	—	(163,715)
Expiring 07/05/22	Citibank, N.A.	BRL	5,241	1,000,501	999,849	—	(652)
Expiring 07/05/22	Citibank, N.A.	BRL	615	129,520	117,335	—	(12,185)
Expiring 07/05/22	Citibank, N.A.	BRL	587	112,237	111,993	—	(244)
Expiring 07/05/22	Citibank, N.A.	BRL	500	95,456	95,394	—	(62)
Expiring 07/05/22	Deutsche Bank AG	BRL	4,041	771,462	770,959	—	(503)
Expiring 07/05/22	HSBC Bank USA, N.A.	BRL	4,083	792,484	778,914	—	(13,570)
Expiring 07/05/22	HSBC Bank USA, N.A.	BRL	924	176,383	176,268	—	(115)
Expiring 07/05/22	JPMorgan Chase Bank, N.A.	BRL	550	115,263	104,934	—	(10,329)
Expiring 07/05/22	JPMorgan Chase Bank, N.A.	BRL	101	19,268	19,196	—	(72)
Expiring 07/05/22	JPMorgan Chase Bank, N.A.	BRL	95	17,941	18,077	136	—
Expiring 07/05/22	JPMorgan Chase Bank, N.A.	BRL	40	7,608	7,572	—	(36)
Expiring 07/05/22	Standard Chartered Bank	BRL	3,976	759,131	758,636	—	(495)
Expiring 08/02/22	Deutsche Bank AG	BRL	4,041	762,614	764,382	1,768	—
Expiring 08/02/22	JPMorgan Chase Bank, N.A.	BRL	94	17,916	17,872	—	(44)
British Pound,
Expiring 07/07/22	Bank of America, N.A.	GBP	2,995	3,638,566	3,646,080	7,514	—
Expiring 07/07/22	Bank of America, N.A.	GBP	2,385	2,897,489	2,903,473	5,984	—
Expiring 07/07/22	Bank of America, N.A.	GBP	139	168,868	169,217	349	—
Expiring 07/07/22	Bank of America, N.A.	GBP	129	163,157	157,043	—	(6,114)
Expiring 07/07/22	Citibank, N.A.	GBP	265	323,805	322,608	—	(1,197)
Expiring 07/07/22	Citibank, N.A.	GBP	17	20,978	20,695	—	(283)
Expiring 07/07/22	Deutsche Bank AG	GBP	273	328,040	332,348	4,308	—
Expiring 07/07/22	Deutsche Bank AG	GBP	265	323,744	322,608	—	(1,136)
Expiring 07/07/22	Deutsche Bank AG	GBP	17	20,516	20,695	179	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	GBP	267	328,046	325,043	—	(3,003)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	GBP	110	138,152	133,913	—	(4,239)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	GBP	17	20,403	20,696	293	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	GBP	17	20,939	20,695	—	(244)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	GBP	205	249,102	249,707	605	—
Expiring 08/25/22	Barclays Bank PLC	GBP	990	1,240,649	1,206,135	—	(34,514)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	GBP	75	92,225	91,444	—	(781)

SEE NOTES TO FINANCIAL STATEMENTS.
A187

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar,
Expiring 07/07/22	Bank of America, N.A.	CAD	5,367	$4,165,309	$4,169,687	$4,378	$—
Expiring 07/07/22	Bank of America, N.A.	CAD	605	469,538	470,032	494	—
Expiring 07/07/22	Bank of America, N.A.	CAD	420	324,246	326,303	2,057	—
Expiring 07/07/22	Bank of America, N.A.	CAD	206	159,876	160,044	168	—
Expiring 07/07/22	Citibank, N.A.	CAD	430	331,648	334,072	2,424	—
Expiring 07/07/22	Citibank, N.A.	CAD	215	169,016	167,036	—	(1,980)
Expiring 07/07/22	Deutsche Bank AG	CAD	430	332,659	334,072	1,413	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	885	698,076	687,568	—	(10,508)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	435	344,891	337,957	—	(6,934)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	430	337,530	334,072	—	(3,458)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	420	325,002	326,303	1,301	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	420	325,002	326,303	1,301	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	240	189,615	186,459	—	(3,156)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	155	123,602	120,421	—	(3,181)
Expiring 07/21/22	JPMorgan Chase Bank, N.A.	CAD	1,413	1,113,279	1,097,593	—	(15,686)
Expiring 07/21/22	JPMorgan Chase Bank, N.A.	CAD	310	238,002	240,610	2,608	—
Expiring 07/21/22	The Bank of New York Mellon Corp.	CAD	398	310,241	308,998	—	(1,243)
Expiring 07/21/22	The Bank of New York Mellon Corp.	CAD	297	229,497	230,449	952	—
Expiring 07/21/22	The Bank of New York Mellon Corp.	CAD	141	113,217	109,882	—	(3,335)
Expiring 07/21/22	UBS AG	CAD	226	176,187	175,680	—	(507)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	CAD	340	263,573	264,136	563	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CAD	409	325,755	317,952	—	(7,803)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CAD	123	94,578	95,593	1,015	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CAD	—*	89	87	—	(2)
Chilean Peso,
Expiring 07/07/22	Bank of America, N.A.	CLP	137,400	166,183	149,535	—	(16,648)
Expiring 07/07/22	Bank of America, N.A.	CLP	114,500	128,970	124,612	—	(4,358)
Expiring 07/07/22	Bank of America, N.A.	CLP	114,500	128,478	124,612	—	(3,866)
Expiring 07/07/22	Bank of America, N.A.	CLP	56,600	68,300	61,599	—	(6,701)
Expiring 07/07/22	Citibank, N.A.	CLP	167,700	192,681	182,511	—	(10,170)
Expiring 07/07/22	Citibank, N.A.	CLP	116,500	135,229	126,789	—	(8,440)
Expiring 07/07/22	Deutsche Bank AG	CLP	169,900	195,153	184,905	—	(10,248)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CLP	82,400	99,470	89,677	—	(9,793)
Expiring 07/15/22	Barclays Bank PLC	CLP	835,550	993,071	907,598	—	(85,473)
Expiring 07/15/22	Citibank, N.A.	CLP	672,528	773,726	730,520	—	(43,206)
Expiring 07/15/22	UBS AG	CLP	863,219	1,013,882	937,653	—	(76,229)
Expiring 08/05/22	Bank of America, N.A.	CLP	566,200	616,306	612,102	—	(4,204)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	CLP	8,006	9,032	8,655	—	(377)
Chinese Renminbi,
Expiring 07/07/22	Bank of America, N.A.	CNH	1,074	161,475	160,470	—	(1,005)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CNH	3,112	464,473	464,974	501	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CNH	1,283	191,491	191,698	207	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CNH	1,231	183,195	183,928	733	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CNH	1,105	164,992	165,102	110	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CNH	674	99,805	100,705	900	—
Expiring 07/21/22	HSBC Bank USA, N.A.	CNH	5,241	778,459	782,943	4,484	—
Expiring 07/21/22	Morgan Stanley & Co. International PLC	CNH	5,758	842,155	860,088	17,933	—
Expiring 08/05/22	Citibank, N.A.	CNH	1,098	163,971	163,993	22	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	CNH	548	81,847	81,847	—	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CNH	532	79,484	79,505	21	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CNH	329	49,000	49,060	60	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CNH	308	46,000	45,987	—	(13)
Colombian Peso,
Expiring 07/07/22	Citibank, N.A.	COP	46,070	11,696	11,084	—	(612)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	COP	636,523	154,496	153,133	—	(1,363)

SEE NOTES TO FINANCIAL STATEMENTS.
A188

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 07/15/22	BNP Paribas S.A.	COP	3,109,712	$768,315	$747,005	$—	$(21,310)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	COP	46,070	11,130	11,025	—	(105)
Expiring 08/08/22	JPMorgan Chase Bank, N.A.	COP	198,377	47,965	47,452	—	(513)
Expiring 08/08/22	JPMorgan Chase Bank, N.A.	COP	115,983	27,933	27,744	—	(189)
Expiring 08/08/22	JPMorgan Chase Bank, N.A.	COP	96,611	23,739	23,110	—	(629)
Expiring 08/08/22	JPMorgan Chase Bank, N.A.	COP	74,693	18,022	17,867	—	(155)
Czech Koruna,
Expiring 07/07/22	Bank of America, N.A.	CZK	6,026	253,673	254,999	1,326	—
Expiring 07/07/22	Bank of America, N.A.	CZK	4,376	187,973	185,177	—	(2,796)
Expiring 07/07/22	Citibank, N.A.	CZK	3,700	160,754	156,571	—	(4,183)
Expiring 07/07/22	Citibank, N.A.	CZK	2,530	106,501	107,060	559	—
Expiring 07/07/22	Citibank, N.A.	CZK	2,310	97,485	97,750	265	—
Expiring 08/05/22	Bank of America, N.A.	CZK	6,446	270,135	271,636	1,501	—
Danish Krone,
Expiring 07/07/22	Deutsche Bank AG	DKK	2,935	410,673	413,710	3,037	—
Euro,
Expiring 07/07/22	Bank of America, N.A.	EUR	39	41,124	40,888	—	(236)
Expiring 07/07/22	Bank of America, N.A.	EUR	39	41,085	40,888	—	(197)
Expiring 07/07/22	Citibank, N.A.	EUR	80	85,410	83,873	—	(1,537)
Expiring 07/07/22	Citibank, N.A.	EUR	20	21,475	20,968	—	(507)
Expiring 07/07/22	Citibank, N.A.	EUR	20	21,012	20,968	—	(44)
Expiring 07/07/22	Deutsche Bank AG	EUR	771	830,946	808,323	—	(22,623)
Expiring 07/07/22	Deutsche Bank AG	EUR	319	343,159	334,442	—	(8,717)
Expiring 07/07/22	Deutsche Bank AG	EUR	311	328,737	326,055	—	(2,682)
Expiring 07/07/22	Deutsche Bank AG	EUR	308	325,065	322,909	—	(2,156)
Expiring 07/07/22	Deutsche Bank AG	EUR	257	275,790	269,441	—	(6,349)
Expiring 07/07/22	Deutsche Bank AG	EUR	104	109,961	109,035	—	(926)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	23,416	24,376,314	24,549,522	173,208	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	4,276	4,451,363	4,482,993	31,630	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	1,467	1,527,163	1,538,014	10,851	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	1,280	1,373,199	1,341,962	—	(31,237)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	644	691,468	675,175	—	(16,293)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	318	340,255	333,394	—	(6,861)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	314	327,703	329,200	1,497	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	313	327,721	328,151	430	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	311	325,814	326,055	241	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	257	275,978	269,441	—	(6,537)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	201	211,292	210,730	—	(562)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	117	122,410	122,664	254	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	99	103,328	103,793	465	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	52	54,824	54,517	—	(307)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	39	41,112	40,888	—	(224)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	33	35,490	34,597	—	(893)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	20	21,409	20,968	—	(441)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	10	10,634	10,484	—	(150)
Expiring 07/28/22	JPMorgan Chase Bank, N.A.	EUR	1,282	1,376,866	1,345,430	—	(31,436)
Expiring 07/28/22	JPMorgan Chase Bank, N.A.	EUR	770	806,319	808,912	2,593	—
Expiring 07/28/22	JPMorgan Chase Bank, N.A.	EUR	522	561,077	547,533	—	(13,544)
Expiring 07/28/22	JPMorgan Chase Bank, N.A.	EUR	469	489,880	492,164	2,284	—
Expiring 07/28/22	JPMorgan Chase Bank, N.A.	EUR	404	427,041	424,150	—	(2,891)
Expiring 07/28/22	JPMorgan Chase Bank, N.A.	EUR	378	400,137	397,028	—	(3,109)
Expiring 07/28/22	JPMorgan Chase Bank, N.A.	EUR	347	364,030	364,225	195	—
Expiring 07/28/22	JPMorgan Chase Bank, N.A.	EUR	296	316,695	310,881	—	(5,814)
Expiring 07/28/22	JPMorgan Chase Bank, N.A.	EUR	262	275,578	275,321	—	(257)
Expiring 07/28/22	JPMorgan Chase Bank, N.A.	EUR	238	252,390	249,870	—	(2,520)

SEE NOTES TO FINANCIAL STATEMENTS.
A189

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/28/22	JPMorgan Chase Bank, N.A.	EUR	231	$243,269	$242,291	$—	$(978)
Expiring 07/28/22	JPMorgan Chase Bank, N.A.	EUR	199	214,295	209,378	—	(4,917)
Expiring 07/28/22	JPMorgan Chase Bank, N.A.	EUR	185	192,515	193,938	1,423	—
Expiring 07/28/22	JPMorgan Chase Bank, N.A.	EUR	180	190,478	189,413	—	(1,065)
Expiring 07/28/22	JPMorgan Chase Bank, N.A.	EUR	163	174,369	170,731	—	(3,638)
Expiring 07/28/22	JPMorgan Chase Bank, N.A.	EUR	150	156,584	157,166	582	—
Expiring 07/28/22	JPMorgan Chase Bank, N.A.	EUR	143	150,287	149,785	—	(502)
Expiring 07/28/22	JPMorgan Chase Bank, N.A.	EUR	134	139,354	140,356	1,002	—
Expiring 07/28/22	JPMorgan Chase Bank, N.A.	EUR	127	132,206	132,827	621	—
Expiring 07/28/22	JPMorgan Chase Bank, N.A.	EUR	95	101,501	99,299	—	(2,202)
Expiring 07/28/22	JPMorgan Chase Bank, N.A.	EUR	95	101,854	99,529	—	(2,325)
Expiring 07/28/22	JPMorgan Chase Bank, N.A.	EUR	52	54,273	54,471	198	—
Expiring 07/28/22	Morgan Stanley & Co. International PLC	EUR	3,083	3,301,966	3,236,435	—	(65,531)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	EUR	925	969,051	971,704	2,653	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	EUR	624	655,435	655,507	72	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	EUR	525	553,814	551,507	—	(2,307)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	EUR	88	93,244	92,817	—	(427)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	EUR	83	89,011	87,294	—	(1,717)
Hungarian Forint,
Expiring 07/07/22	Citibank, N.A.	HUF	34,857	91,536	92,031	495	—
Expiring 07/07/22	Citibank, N.A.	HUF	30,953	82,752	81,723	—	(1,029)
Expiring 08/05/22	Citibank, N.A.	HUF	30,953	80,892	81,338	446	—
Indian Rupee,
Expiring 07/05/22	Barclays Bank PLC	INR	64,237	820,752	813,071	—	(7,681)
Expiring 07/05/22	HSBC Bank USA, N.A.	INR	65,009	822,231	822,838	607	—
Expiring 07/05/22	Morgan Stanley & Co. International PLC	INR	87,997	1,149,533	1,113,810	—	(35,723)
Expiring 07/05/22	Standard Chartered Bank	INR	87,229	1,103,742	1,104,081	339	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	INR	52,768	667,865	667,789	—	(76)
Expiring 07/29/22	JPMorgan Chase Bank, N.A.	INR	10,603	137,246	133,881	—	(3,365)
Expiring 07/29/22	JPMorgan Chase Bank, N.A.	INR	3,637	45,966	45,920	—	(46)
Expiring 07/29/22	JPMorgan Chase Bank, N.A.	INR	3,596	45,760	45,402	—	(358)
Expiring 09/28/22	Standard Chartered Bank	INR	62,292	782,375	782,211	—	(164)
Indonesian Rupiah,
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	IDR	10,895,897	732,990	728,603	—	(4,387)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	IDR	822,000	55,298	54,967	—	(331)
Expiring 07/22/22	JPMorgan Chase Bank, N.A.	IDR	3,687,987	251,414	246,532	—	(4,882)
Expiring 07/28/22	BNP Paribas S.A.	IDR	6,097,093	419,592	407,519	—	(12,073)
Expiring 07/28/22	JPMorgan Chase Bank, N.A.	IDR	17,218,018	1,175,853	1,150,821	—	(25,032)
Expiring 07/28/22	JPMorgan Chase Bank, N.A.	IDR	11,933,029	825,345	797,582	—	(27,763)
Expiring 07/28/22	Standard Chartered Bank	IDR	11,567,736	804,265	773,167	—	(31,098)
Expiring 07/28/22	Standard Chartered Bank	IDR	6,097,093	421,798	407,519	—	(14,279)
Expiring 08/22/22	JPMorgan Chase Bank, N.A.	IDR	1,040,229	71,450	69,459	—	(1,991)
Israeli Shekel,
Expiring 07/07/22	Bank of America, N.A.	ILS	1,166	333,715	333,906	191	—
Expiring 07/07/22	Bank of America, N.A.	ILS	270	77,275	77,319	44	—
Japanese Yen,
Expiring 07/07/22	Bank of America, N.A.	JPY	221,200	1,645,627	1,630,923	—	(14,704)
Expiring 07/07/22	Bank of America, N.A.	JPY	72,500	539,513	534,548	—	(4,965)
Expiring 07/07/22	Bank of America, N.A.	JPY	44,800	346,007	330,313	—	(15,694)
Expiring 07/07/22	Bank of America, N.A.	JPY	43,900	328,004	323,678	—	(4,326)
Expiring 07/07/22	Citibank, N.A.	JPY	2,261,623	16,627,625	16,675,107	47,482	—
Expiring 07/07/22	Citibank, N.A.	JPY	309,109	2,377,890	2,279,083	—	(98,807)
Expiring 07/07/22	Citibank, N.A.	JPY	44,500	327,170	328,102	932	—
Expiring 07/07/22	Citibank, N.A.	JPY	44,300	347,340	326,627	—	(20,713)
Expiring 07/07/22	Citibank, N.A.	JPY	43,500	324,535	320,728	—	(3,807)

SEE NOTES TO FINANCIAL STATEMENTS.
A190

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 07/07/22	Citibank, N.A.	JPY	16,500	$129,394	$121,656	$—	$(7,738)
Expiring 07/07/22	Citibank, N.A.	JPY	2,700	20,302	19,907	—	(395)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	117,386	872,176	865,495	—	(6,681)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	87,700	652,234	646,619	—	(5,615)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	80,700	635,758	595,007	—	(40,751)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	45,700	341,357	336,949	—	(4,408)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	44,400	326,175	327,365	1,190	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	44,300	325,354	326,627	1,273	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	43,600	325,800	321,466	—	(4,334)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	43,500	327,247	320,729	—	(6,518)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	22,800	169,093	168,106	—	(987)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	7,850	58,186	57,879	—	(307)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	7,850	58,178	57,879	—	(299)
Expiring 07/11/22	JPMorgan Chase Bank, N.A.	JPY	715,702	5,639,963	5,278,216	—	(361,747)
Expiring 07/11/22	JPMorgan Chase Bank, N.A.	JPY	430,540	3,363,971	3,175,175	—	(188,796)
Expiring 07/15/22	Goldman Sachs International	JPY	197,908	1,558,448	1,459,906	—	(98,542)
Expiring 07/15/22	JPMorgan Chase Bank, N.A.	JPY	148,736	1,104,871	1,097,175	—	(7,696)
Expiring 07/15/22	JPMorgan Chase Bank, N.A.	JPY	146,543	1,128,865	1,081,003	—	(47,862)
Expiring 07/15/22	JPMorgan Chase Bank, N.A.	JPY	91,425	687,278	674,409	—	(12,869)
Expiring 07/15/22	JPMorgan Chase Bank, N.A.	JPY	29,240	228,712	215,695	—	(13,017)
Expiring 07/15/22	JPMorgan Chase Bank, N.A.	JPY	26,089	192,055	192,448	393	—
Expiring 07/15/22	JPMorgan Chase Bank, N.A.	JPY	12,468	96,582	91,974	—	(4,608)
Expiring 07/15/22	JPMorgan Chase Bank, N.A.	JPY	8,549	65,899	63,063	—	(2,836)
Expiring 07/15/22	JPMorgan Chase Bank, N.A.	JPY	7,885	58,870	58,166	—	(704)
Expiring 07/15/22	JPMorgan Chase Bank, N.A.	JPY	6,845	50,178	50,495	317	—
Expiring 07/15/22	Royal Bank of Scotland International	JPY	114,651	844,923	845,744	821	—
Expiring 07/15/22	Standard Chartered Bank	JPY	108,910	838,520	803,395	—	(35,125)
Expiring 07/15/22	The Bank of New York Mellon Corp.	JPY	85,228	636,892	628,698	—	(8,194)
Expiring 07/15/22	The Bank of New York Mellon Corp.	JPY	55,080	433,194	406,308	—	(26,886)
Expiring 07/15/22	The Bank of New York Mellon Corp.	JPY	52,766	392,940	389,235	—	(3,705)
Expiring 07/15/22	UBS AG	JPY	108,856	823,238	802,994	—	(20,244)
Expiring 07/15/22	UBS AG	JPY	106,245	836,347	783,734	—	(52,613)
Expiring 08/05/22	Citibank, N.A.	JPY	293,309	2,160,123	2,166,584	6,461	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	JPY	34,100	251,473	251,886	413	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	JPY	6,162	45,923	45,682	—	(241)
Malaysian Ringgit,
Expiring 07/07/22	Deutsche Bank AG	MYR	2,951	669,009	671,445	2,436	—
Expiring 07/07/22	Deutsche Bank AG	MYR	180	40,835	40,956	121	—
Expiring 12/15/22	Barclays Bank PLC	MYR	585	133,046	132,523	—	(523)
Mexican Peso,
Expiring 07/05/22	BNP Paribas S.A.	MXN	20,364	1,007,358	1,011,748	4,390	—
Expiring 07/05/22	BNP Paribas S.A.	MXN	19,423	960,128	965,005	4,877	—
Expiring 07/05/22	BNP Paribas S.A.	MXN	13,355	665,419	663,516	—	(1,903)
Expiring 07/05/22	JPMorgan Chase Bank, N.A.	MXN	16,444	815,252	816,979	1,727	—
Expiring 07/05/22	UBS AG	MXN	20,028	994,764	995,060	296	—
Expiring 07/07/22	Bank of America, N.A.	MXN	4,010	193,514	199,159	5,645	—
Expiring 07/07/22	Bank of America, N.A.	MXN	2,750	133,417	136,580	3,163	—
Expiring 07/07/22	Bank of America, N.A.	MXN	2,690	129,720	133,599	3,879	—
Expiring 07/07/22	Citibank, N.A.	MXN	50,817	2,566,956	2,523,852	—	(43,104)
Expiring 07/07/22	Citibank, N.A.	MXN	12,002	594,603	596,085	1,482	—
Expiring 07/07/22	Citibank, N.A.	MXN	3,940	196,053	195,682	—	(371)
Expiring 07/07/22	Citibank, N.A.	MXN	3,370	163,358	167,372	4,014	—
Expiring 07/07/22	Citibank, N.A.	MXN	2,690	129,752	133,600	3,848	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	MXN	14,780	749,478	734,056	—	(15,422)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	MXN	8,360	421,164	415,203	—	(5,961)

SEE NOTES TO FINANCIAL STATEMENTS.
A191

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	MXN	6,750	$340,909	$335,242	$—	$(5,667)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	MXN	6,570	326,207	326,303	96	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	MXN	4,550	228,862	225,979	—	(2,883)
Expiring 08/05/22	Citibank, N.A.	MXN	41,897	2,064,858	2,069,797	4,939	—
Expiring 08/05/22	Citibank, N.A.	MXN	6,570	325,563	324,571	—	(992)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	MXN	1,592	79,552	77,962	—	(1,590)
New Taiwanese Dollar,
Expiring 07/05/22	Barclays Bank PLC	TWD	23,160	779,534	778,993	—	(541)
Expiring 07/05/22	Citibank, N.A.	TWD	33,224	1,120,627	1,117,512	—	(3,115)
Expiring 07/05/22	HSBC Bank USA, N.A.	TWD	24,226	830,990	814,845	—	(16,145)
Expiring 07/05/22	HSBC Bank USA, N.A.	TWD	1,429	48,091	48,062	—	(29)
Expiring 07/05/22	Standard Chartered Bank	TWD	24,271	841,663	816,376	—	(25,287)
Expiring 07/05/22	Standard Chartered Bank	TWD	8,749	294,469	294,265	—	(204)
Expiring 07/07/22	Bank of America, N.A.	TWD	32,490	1,111,415	1,092,854	—	(18,561)
Expiring 07/07/22	Bank of America, N.A.	TWD	29,945	1,011,826	1,007,248	—	(4,578)
Expiring 07/07/22	Citibank, N.A.	TWD	44,020	1,475,696	1,480,685	4,989	—
Expiring 07/07/22	Citibank, N.A.	TWD	40,365	1,382,600	1,357,743	—	(24,857)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	TWD	3,805	132,049	127,987	—	(4,062)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	TWD	2,600	87,805	87,455	—	(350)
Expiring 07/08/22	JPMorgan Chase Bank, N.A.	TWD	2,536	86,484	85,311	—	(1,173)
Expiring 07/08/22	JPMorgan Chase Bank, N.A.	TWD	1,786	60,010	60,084	74	—
Expiring 07/08/22	JPMorgan Chase Bank, N.A.	TWD	1,771	60,002	59,567	—	(435)
Expiring 07/08/22	JPMorgan Chase Bank, N.A.	TWD	1,769	60,076	59,496	—	(580)
Expiring 07/08/22	JPMorgan Chase Bank, N.A.	TWD	1,471	50,610	49,496	—	(1,114)
Expiring 07/08/22	JPMorgan Chase Bank, N.A.	TWD	1,442	49,990	48,491	—	(1,499)
Expiring 07/08/22	JPMorgan Chase Bank, N.A.	TWD	1,427	49,008	47,990	—	(1,018)
New Zealand Dollar,
Expiring 07/07/22	Citibank, N.A.	NZD	535	334,494	334,127	—	(367)
Expiring 07/07/22	Citibank, N.A.	NZD	510	318,795	318,513	—	(282)
Expiring 07/07/22	Citibank, N.A.	NZD	203	126,578	126,780	202	—
Expiring 07/07/22	Deutsche Bank AG	NZD	1,280	833,501	799,406	—	(34,095)
Expiring 07/07/22	Deutsche Bank AG	NZD	535	333,750	334,126	376	—
Expiring 07/07/22	Deutsche Bank AG	NZD	510	320,424	318,514	—	(1,910)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	4,105	2,560,444	2,563,720	3,276	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	2,105	1,365,387	1,314,648	—	(50,739)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	1,070	665,743	668,254	2,511	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	1,035	654,362	646,395	—	(7,967)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	655	408,548	409,071	523	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	525	327,800	327,882	82	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	525	327,050	327,882	832	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	510	319,120	318,513	—	(607)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	250	162,554	156,134	—	(6,420)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	230	150,394	143,643	—	(6,751)
Expiring 08/04/22	JPMorgan Chase Bank, N.A.	NZD	384	242,304	239,993	—	(2,311)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	NZD	1,050	655,681	655,571	—	(110)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	NZD	260	162,362	162,331	—	(31)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	NZD	245	152,272	152,967	695	—
Expiring 08/26/22	BNP Paribas S.A.	NZD	1,361	853,763	849,258	—	(4,505)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	NZD	145	91,557	90,473	—	(1,084)
Norwegian Krone,
Expiring 07/05/22	Bank of America, N.A.	NOK	7,774	777,629	789,333	11,704	—
Expiring 07/05/22	Credit Suisse International	NOK	7,775	788,364	789,369	1,005	—
Expiring 07/07/22	Bank of America, N.A.	NOK	3,240	325,558	328,972	3,414	—
Expiring 07/07/22	Deutsche Bank AG	NOK	10,621	1,123,692	1,078,398	—	(45,294)
Expiring 07/07/22	Deutsche Bank AG	NOK	6,062	611,138	615,502	4,364	—

SEE NOTES TO FINANCIAL STATEMENTS.
A192

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 07/07/22	Deutsche Bank AG	NOK	3,190	$319,392	$323,895	$4,503	$—
Expiring 07/07/22	Deutsche Bank AG	NOK	3,190	320,000	323,895	3,895	—
Expiring 07/07/22	Deutsche Bank AG	NOK	910	90,852	92,396	1,544	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NOK	3,180	321,967	322,880	913	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NOK	2,400	252,869	243,683	—	(9,186)
Expiring 08/05/22	Bank of America, N.A.	NOK	3,220	326,807	327,144	337	—
Expiring 08/05/22	Deutsche Bank AG	NOK	10,801	1,089,480	1,097,356	7,876	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	NOK	2,911	305,084	296,044	—	(9,040)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	NOK	1,613	172,247	164,065	—	(8,182)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	NOK	671	67,617	68,283	666	—
Peruvian Nuevo Sol,
Expiring 07/07/22	Citibank, N.A.	PEN	785	204,747	204,875	128	—
Expiring 07/07/22	Citibank, N.A.	PEN	262	68,336	68,379	43	—
Philippine Peso,
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	PHP	4,930	89,746	89,615	—	(131)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	PHP	1,870	35,702	33,992	—	(1,710)
Polish Zloty,
Expiring 07/07/22	Citibank, N.A.	PLN	1,351	299,841	301,188	1,347	—
Expiring 07/07/22	Citibank, N.A.	PLN	426	94,546	94,971	425	—
Expiring 07/07/22	Citibank, N.A.	PLN	404	93,404	90,067	—	(3,337)
Expiring 07/07/22	Morgan Stanley & Co. International PLC	PLN	4,361	982,342	972,230	—	(10,112)
Expiring 07/07/22	Morgan Stanley & Co. International PLC	PLN	884	203,412	197,036	—	(6,376)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PLN	213	48,994	46,915	—	(2,079)
Singapore Dollar,
Expiring 07/05/22	Barclays Bank PLC	SGD	1,151	827,320	828,697	1,377	—
Expiring 07/05/22	HSBC Bank USA, N.A.	SGD	1,151	841,005	828,786	—	(12,219)
Expiring 07/07/22	Citibank, N.A.	SGD	584	419,279	420,353	1,074	—
Expiring 07/07/22	Citibank, N.A.	SGD	56	40,205	40,308	103	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	SGD	120	86,558	86,374	—	(184)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	SGD	75	54,072	53,983	—	(89)
Expiring 07/08/22	Bank of America, N.A.	SGD	1,096	790,272	788,809	—	(1,463)
Expiring 07/08/22	JPMorgan Chase Bank, N.A.	SGD	1,121	809,338	806,722	—	(2,616)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	SGD	299	217,168	215,011	—	(2,157)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	SGD	64	46,013	45,996	—	(17)
South African Rand,
Expiring 07/05/22	Citibank, N.A.	ZAR	13,009	811,110	799,206	—	(11,904)
Expiring 07/05/22	JPMorgan Chase Bank, N.A.	ZAR	12,941	786,498	795,041	8,543	—
Expiring 07/07/22	Bank of America, N.A.	ZAR	5,360	344,281	329,236	—	(15,045)
Expiring 07/07/22	Bank of America, N.A.	ZAR	4,340	276,372	266,583	—	(9,789)
Expiring 07/07/22	Bank of America, N.A.	ZAR	3,350	209,090	205,772	—	(3,318)
Expiring 07/07/22	Bank of America, N.A.	ZAR	3,240	203,578	199,016	—	(4,562)
Expiring 07/07/22	Bank of America, N.A.	ZAR	3,220	206,921	197,787	—	(9,134)
Expiring 07/07/22	Bank of America, N.A.	ZAR	3,180	194,698	195,330	632	—
Expiring 07/07/22	Bank of America, N.A.	ZAR	2,130	130,411	130,835	424	—
Expiring 07/07/22	Bank of America, N.A.	ZAR	2,090	129,834	128,378	—	(1,456)
Expiring 07/07/22	Bank of America, N.A.	ZAR	2,090	131,857	128,377	—	(3,480)
Expiring 07/07/22	Bank of America, N.A.	ZAR	2,090	132,325	128,378	—	(3,947)
Expiring 07/07/22	Bank of America, N.A.	ZAR	2,060	128,702	126,535	—	(2,167)
Expiring 07/07/22	Citibank, N.A.	ZAR	32,591	2,087,481	2,001,889	—	(85,592)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	ZAR	9,990	621,752	613,632	—	(8,120)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	ZAR	9,290	594,282	570,634	—	(23,648)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	ZAR	2,090	130,771	128,377	—	(2,394)
Expiring 08/05/22	Citibank, N.A.	ZAR	43,981	2,669,949	2,693,348	23,399	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	ZAR	5,310	324,182	325,178	996	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	848	54,710	51,674	—	(3,036)

SEE NOTES TO FINANCIAL STATEMENTS.
A193

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won,
Expiring 07/07/22	Bank of America, N.A.	KRW	2,763,331	$2,148,613	$2,144,103	$—	$(4,510)
Expiring 07/07/22	Citibank, N.A.	KRW	3,150,142	2,423,186	2,444,235	21,049	—
Expiring 07/07/22	Citibank, N.A.	KRW	876,210	674,008	679,863	5,855	—
Expiring 07/07/22	Citibank, N.A.	KRW	423,980	328,845	328,971	126	—
Expiring 07/07/22	Citibank, N.A.	KRW	418,310	324,901	324,572	—	(329)
Expiring 07/07/22	Deutsche Bank AG	KRW	450,418	348,999	349,485	486	—
Expiring 07/07/22	Deutsche Bank AG	KRW	419,060	324,802	325,154	352	—
Expiring 07/07/22	Deutsche Bank AG	KRW	217,730	174,212	168,940	—	(5,272)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	KRW	861,870	669,154	668,736	—	(418)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	KRW	853,130	685,245	661,954	—	(23,291)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	KRW	430,940	335,310	334,372	—	(938)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	KRW	426,560	342,398	330,973	—	(11,425)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	KRW	420,490	325,810	326,264	454	—
Expiring 07/22/22	JPMorgan Chase Bank, N.A.	KRW	291,432	223,784	226,179	2,395	—
Expiring 07/27/22	BNP Paribas S.A.	KRW	509,664	404,287	395,579	—	(8,708)
Expiring 07/27/22	HSBC Bank USA, N.A.	KRW	1,412,639	1,144,765	1,096,429	—	(48,336)
Expiring 07/27/22	JPMorgan Chase Bank, N.A.	KRW	1,045,093	827,011	811,156	—	(15,855)
Expiring 07/27/22	Standard Chartered Bank	KRW	1,098,762	846,144	852,811	6,667	—
Expiring 08/05/22	Deutsche Bank AG	KRW	127,760	98,413	99,181	768	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	KRW	847,310	656,067	657,771	1,704	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	KRW	174,060	134,256	135,124	868	—
Swedish Krona,
Expiring 07/01/22	JPMorgan Chase Bank, N.A.	SEK	3,523	346,768	344,374	—	(2,394)
Expiring 07/07/22	Citibank, N.A.	SEK	4,055	412,572	396,477	—	(16,095)
Expiring 07/07/22	Citibank, N.A.	SEK	3,250	320,143	317,769	—	(2,374)
Expiring 07/07/22	Citibank, N.A.	SEK	2,720	276,575	265,948	—	(10,627)
Expiring 07/07/22	Citibank, N.A.	SEK	1,129	109,584	110,388	804	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	SEK	2,720	277,000	265,947	—	(11,053)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	SEK	1,610	163,766	157,418	—	(6,348)
Expiring 08/05/22	Citibank, N.A.	SEK	1,765	171,467	172,759	1,292	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	SEK	8,063	828,706	790,979	—	(37,727)
Expiring 09/22/22	Bank of America, N.A.	SEK	8,106	797,026	795,196	—	(1,830)
Expiring 09/22/22	Bank of America, N.A.	SEK	8,020	789,487	786,794	—	(2,693)
Expiring 09/22/22	UBS AG	SEK	7,696	764,419	754,967	—	(9,452)
Expiring 09/26/22	JPMorgan Chase Bank, N.A.	SEK	3,707	365,868	363,692	—	(2,176)
Swiss Franc,
Expiring 07/07/22	Citibank, N.A.	CHF	530	553,938	555,394	1,456	—
Expiring 07/07/22	Citibank, N.A.	CHF	20	20,687	20,958	271	—
Expiring 07/07/22	Deutsche Bank AG	CHF	315	324,876	330,093	5,217	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	995	1,025,324	1,042,675	17,351	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	745	778,549	780,696	2,147	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	335	343,156	351,052	7,896	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	330	338,123	345,812	7,689	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	325	325,810	340,573	14,763	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	249	260,213	260,931	718	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	190	198,910	199,104	194	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	20	20,203	20,959	756	—
Expiring 07/20/22	JPMorgan Chase Bank, N.A.	CHF	327	329,178	342,823	13,645	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CHF	179	184,967	189,020	4,053	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CHF	44	45,966	45,946	—	(20)
Thai Baht,
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	THB	11,958	338,083	338,308	225	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	THB	11,853	335,115	335,338	223	—
Turkish Lira,
Expiring 07/07/22	Bank of America, N.A.	TRY	1,076	64,508	64,301	—	(207)

SEE NOTES TO FINANCIAL STATEMENTS.
A194

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 07/07/22	Deutsche Bank AG	TRY	3,580	$200,084	$213,940	$13,856	$—
Expiring 07/07/22	Deutsche Bank AG	TRY	865	51,860	51,692	—	(168)
Expiring 07/07/22	Deutsche Bank AG	TRY	865	51,865	51,692	—	(173)
Expiring 07/07/22	Deutsche Bank AG	TRY	861	51,619	51,453	—	(166)
Expiring 07/07/22	Deutsche Bank AG	TRY	861	51,619	51,453	—	(166)
Expiring 07/07/22	Deutsche Bank AG	TRY	853	51,324	50,975	—	(349)
Expiring 07/07/22	Deutsche Bank AG	TRY	409	24,638	24,442	—	(196)
Expiring 07/28/22	JPMorgan Chase Bank, N.A.	TRY	628	37,015	37,002	—	(13)

				$250,596,803	$247,900,220	637,641	(3,334,224)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/05/22	Bank of America, N.A.	AUD	1,493	$1,026,858	$1,030,259	$—	$(3,401)
Expiring 07/05/22	BNP Paribas S.A.	AUD	1,489	1,023,609	1,027,464	—	(3,855)
Expiring 07/07/22	Bank of America, N.A.	AUD	1,900	1,371,069	1,311,496	59,573	—
Expiring 07/07/22	Citibank, N.A.	AUD	930	649,886	641,943	7,943	—
Expiring 07/07/22	Citibank, N.A.	AUD	485	347,196	334,778	12,418	—
Expiring 07/07/22	Citibank, N.A.	AUD	480	345,164	331,326	13,838	—
Expiring 07/07/22	Citibank, N.A.	AUD	480	344,360	331,325	13,035	—
Expiring 07/07/22	Citibank, N.A.	AUD	470	328,633	324,422	4,211	—
Expiring 07/07/22	Deutsche Bank AG	AUD	2,301	1,654,067	1,588,291	65,776	—
Expiring 07/07/22	Deutsche Bank AG	AUD	1,626	1,168,845	1,122,364	46,481	—
Expiring 07/07/22	Deutsche Bank AG	AUD	480	344,775	331,325	13,450	—
Expiring 07/07/22	Deutsche Bank AG	AUD	390	276,087	269,202	6,885	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	960	687,424	662,650	24,774	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	590	422,129	407,254	14,875	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	480	340,402	331,326	9,076	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	475	328,852	327,874	978	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	475	328,238	327,874	364	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	465	327,686	320,972	6,714	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	150	104,325	103,540	785	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	109	75,636	75,238	398	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	107	74,623	73,858	765	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	30	20,943	20,708	235	—
Expiring 07/21/22	Australia and New Zealand Banking Group Ltd.	AUD	1,067	768,584	736,635	31,949	—
Expiring 07/21/22	HSBC Bank USA, N.A.	AUD	1,813	1,256,991	1,251,497	5,494	—
Expiring 07/21/22	JPMorgan Chase Bank, N.A.	AUD	1,130	805,942	779,954	25,988	—
Expiring 07/21/22	Morgan Stanley & Co. International PLC	AUD	12,029	8,621,410	8,304,035	317,375	—
Expiring 08/05/22	Deutsche Bank AG	AUD	2,213	1,527,955	1,527,950	5	—
Expiring 08/05/22	Deutsche Bank AG	AUD	856	591,021	591,019	2	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	AUD	265	182,159	183,043	—	(884)
Brazilian Real,
Expiring 07/05/22	Bank of America, N.A.	BRL	4,138	807,920	789,572	18,348	—
Expiring 07/05/22	Bank of America, N.A.	BRL	4,064	775,934	775,429	505	—
Expiring 07/05/22	Bank of America, N.A.	BRL	490	93,547	93,486	61	—
Expiring 07/05/22	Citibank, N.A.	BRL	10,173	1,942,208	1,940,943	1,265	—
Expiring 07/05/22	Citibank, N.A.	BRL	5,241	1,066,295	999,850	66,445	—
Expiring 07/05/22	Citibank, N.A.	BRL	715	138,178	136,414	1,764	—
Expiring 07/05/22	Citibank, N.A.	BRL	440	85,196	83,947	1,249	—
Expiring 07/05/22	Citibank, N.A.	BRL	430	83,552	82,039	1,513	—

SEE NOTES TO FINANCIAL STATEMENTS.
A195

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 07/05/22	Citibank, N.A.	BRL	117	$24,224	$22,323	$1,901	$—
Expiring 07/05/22	Deutsche Bank AG	BRL	4,041	768,762	770,960	—	(2,198)
Expiring 07/05/22	HSBC Bank USA, N.A.	BRL	4,083	779,422	778,915	507	—
Expiring 07/05/22	HSBC Bank USA, N.A.	BRL	924	189,114	176,268	12,846	—
Expiring 07/05/22	JPMorgan Chase Bank, N.A.	BRL	540	105,510	103,026	2,484	—
Expiring 07/05/22	JPMorgan Chase Bank, N.A.	BRL	235	48,119	44,844	3,275	—
Expiring 07/05/22	JPMorgan Chase Bank, N.A.	BRL	10	1,909	1,908	1	—
Expiring 07/05/22	Standard Chartered Bank	BRL	3,976	809,530	758,637	50,893	—
Expiring 08/02/22	Citibank, N.A.	BRL	587	111,339	111,038	301	—
Expiring 08/02/22	JPMorgan Chase Bank, N.A.	BRL	242	45,909	45,770	139	—
Expiring 08/02/22	JPMorgan Chase Bank, N.A.	BRL	40	7,547	7,507	40	—
British Pound,
Expiring 07/07/22	Bank of America, N.A.	GBP	3,018	3,771,263	3,674,080	97,183	—
Expiring 07/07/22	Bank of America, N.A.	GBP	2,385	2,980,272	2,903,473	76,799	—
Expiring 07/07/22	Bank of America, N.A.	GBP	303	378,626	368,869	9,757	—
Expiring 07/07/22	Bank of America, N.A.	GBP	265	325,807	322,608	3,199	—
Expiring 07/07/22	Citibank, N.A.	GBP	268	330,923	326,261	4,662	—
Expiring 07/07/22	Citibank, N.A.	GBP	17	20,540	20,695	—	(155)
Expiring 07/07/22	Citibank, N.A.	GBP	17	21,316	20,696	620	—
Expiring 07/07/22	Deutsche Bank AG	GBP	80	98,190	97,391	799	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	GBP	272	341,151	331,129	10,022	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	GBP	98	122,890	119,304	3,586	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	GBP	87	108,437	105,913	2,524	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	GBP	69	84,614	84,000	614	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	GBP	17	20,725	20,696	29	—
Expiring 08/05/22	Bank of America, N.A.	GBP	2,995	3,640,393	3,648,159	—	(7,766)
Expiring 08/05/22	Bank of America, N.A.	GBP	2,385	2,898,944	2,905,128	—	(6,184)
Expiring 08/05/22	Bank of America, N.A.	GBP	139	168,953	169,313	—	(360)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	GBP	504	632,117	614,290	17,827	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	GBP	132	164,550	160,439	4,111	—
Expiring 09/22/22	JPMorgan Chase Bank, N.A.	GBP	2,089	2,565,971	2,547,026	18,945	—
Canadian Dollar,
Expiring 07/07/22	Bank of America, N.A.	CAD	5,070	4,011,520	3,938,944	72,576	—
Expiring 07/07/22	Bank of America, N.A.	CAD	290	229,456	225,305	4,151	—
Expiring 07/07/22	Bank of America, N.A.	CAD	206	162,993	160,044	2,949	—
Expiring 07/07/22	Citibank, N.A.	CAD	215	165,846	167,036	—	(1,190)
Expiring 07/07/22	Citibank, N.A.	CAD	25	19,260	19,423	—	(163)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	1,315	1,037,658	1,021,640	16,018	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	860	682,640	668,144	14,496	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	440	348,090	341,842	6,248	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	425	330,309	330,187	122	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	425	330,397	330,187	210	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	420	326,178	326,303	—	(125)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	420	324,652	326,303	—	(1,651)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	297	233,074	230,743	2,331	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	250	193,154	194,228	—	(1,074)
Expiring 07/21/22	BNP Paribas S.A.	CAD	1,316	1,023,663	1,022,318	1,345	—
Expiring 07/21/22	JPMorgan Chase Bank, N.A.	CAD	254	199,313	196,941	2,372	—
Expiring 07/21/22	Royal Bank of Scotland International	CAD	850	660,123	660,179	—	(56)
Expiring 07/21/22	The Bank of New York Mellon Corp.	CAD	176	137,074	136,719	355	—
Expiring 07/21/22	UBS AG	CAD	6,681	5,342,706	5,190,424	152,282	—
Expiring 08/05/22	Bank of America, N.A.	CAD	5,367	4,164,500	4,169,471	—	(4,971)
Expiring 08/05/22	Bank of America, N.A.	CAD	605	469,447	470,007	—	(560)
Expiring 08/05/22	Bank of America, N.A.	CAD	206	159,845	160,036	—	(191)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	CAD	210	163,102	163,143	—	(41)

SEE NOTES TO FINANCIAL STATEMENTS.
A196

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso,
Expiring 07/07/22	Bank of America, N.A.	CLP	566,200	$619,543	$616,205	$3,338	$—
Expiring 07/07/22	Bank of America, N.A.	CLP	113,300	130,065	123,306	6,759	—
Expiring 07/07/22	Citibank, N.A.	CLP	280,000	340,827	304,728	36,099	—
Expiring 07/15/22	HSBC Bank USA, N.A.	CLP	682,263	816,691	741,094	75,597	—
Expiring 07/15/22	JPMorgan Chase Bank, N.A.	CLP	697,046	846,957	757,151	89,806	—
Expiring 07/15/22	UBS AG	CLP	722,819	770,896	785,147	—	(14,251)
Expiring 07/15/22	UBS AG	CLP	703,420	846,394	764,074	82,320	—
Expiring 07/15/22	UBS AG	CLP	292,501	347,306	317,723	29,583	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	CLP	11,405	13,700	12,330	1,370	—
Chinese Renminbi,
Expiring 07/07/22	Citibank, N.A.	CNH	570	85,215	85,166	49	—
Expiring 07/07/22	Citibank, N.A.	CNH	570	85,215	85,166	49	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CNH	3,090	461,103	461,687	—	(584)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CNH	1,302	194,697	194,536	161	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CNH	1,212	180,860	181,089	—	(229)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CNH	1,164	172,983	173,917	—	(934)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CNH	571	84,501	85,315	—	(814)
Expiring 07/21/22	Morgan Stanley & Co. International PLC	CNH	1,036	154,381	154,834	—	(453)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	CNH	3,112	464,256	464,796	—	(540)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	CNH	1,283	191,401	191,624	—	(223)
Expiring 09/13/22	JPMorgan Chase Bank, N.A.	CNH	19,558	2,911,086	2,920,595	—	(9,509)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CNH	670	99,752	100,028	—	(276)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CNH	482	72,148	72,026	122	—
Colombian Peso,
Expiring 07/07/22	Citibank, N.A.	COP	636,523	161,591	153,133	8,458	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	COP	46,070	11,182	11,083	99	—
Expiring 07/15/22	BNP Paribas S.A.	COP	3,129,199	818,274	751,686	66,588	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	COP	636,523	153,777	152,329	1,448	—
Expiring 08/08/22	JPMorgan Chase Bank, N.A.	COP	439,931	106,402	105,233	1,169	—
Expiring 08/08/22	JPMorgan Chase Bank, N.A.	COP	98,685	23,903	23,605	298	—
Expiring 08/08/22	JPMorgan Chase Bank, N.A.	COP	81,912	21,612	19,593	2,019	—
Czech Koruna,
Expiring 07/07/22	Bank of America, N.A.	CZK	6,446	271,353	272,771	—	(1,418)
Expiring 07/07/22	Bank of America, N.A.	CZK	6,026	258,849	254,999	3,850	—
Expiring 07/07/22	Citibank, N.A.	CZK	4,410	190,380	186,616	3,764	—
Expiring 07/07/22	Deutsche Bank AG	CZK	2,060	88,698	87,172	1,526	—
Expiring 07/21/22	JPMorgan Chase Bank, N.A.	CZK	2,069	91,036	87,381	3,655	—
Expiring 08/05/22	Bank of America, N.A.	CZK	6,026	252,534	253,937	—	(1,403)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CZK	1,243	52,938	52,088	850	—
Danish Krone,
Expiring 07/07/22	Deutsche Bank AG	DKK	2,935	421,187	413,710	7,477	—
Expiring 07/20/22	JPMorgan Chase Bank, N.A.	DKK	880	129,268	124,215	5,053	—
Expiring 08/05/22	Deutsche Bank AG	DKK	2,935	411,474	414,555	—	(3,081)
Euro,
Expiring 07/05/22	JPMorgan Chase Bank, N.A.	EUR	52	54,195	54,388	—	(193)
Expiring 07/07/22	Bank of America, N.A.	EUR	642	691,141	673,078	18,063	—
Expiring 07/07/22	Bank of America, N.A.	EUR	641	688,088	672,030	16,058	—
Expiring 07/07/22	Bank of America, N.A.	EUR	620	646,451	650,013	—	(3,562)
Expiring 07/07/22	Bank of America, N.A.	EUR	68	73,014	71,291	1,723	—
Expiring 07/07/22	Citibank, N.A.	EUR	311	327,485	326,055	1,430	—
Expiring 07/07/22	Citibank, N.A.	EUR	20	21,127	20,968	159	—
Expiring 07/07/22	Deutsche Bank AG	EUR	309	325,794	323,958	1,836	—
Expiring 07/07/22	Deutsche Bank AG	EUR	309	325,794	323,959	1,835	—
Expiring 07/07/22	Deutsche Bank AG	EUR	194	204,495	203,391	1,104	—
Expiring 07/07/22	Deutsche Bank AG	EUR	133	140,509	139,438	1,071	—

SEE NOTES TO FINANCIAL STATEMENTS.
A197

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/07/22	Deutsche Bank AG	EUR	20	$20,861	$20,969	$—	$(108)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	22,957	24,513,990	24,068,303	445,687	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	2,188	2,336,395	2,293,917	42,478	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	1,613	1,722,397	1,691,082	31,315	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	1,173	1,258,273	1,229,783	28,490	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	1,088	1,167,093	1,140,668	26,425	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	624	654,184	654,207	—	(23)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	437	461,126	458,154	2,972	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	424	446,575	444,525	2,050	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	323	346,611	338,635	7,976	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	322	344,295	337,588	6,707	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	318	339,532	333,394	6,138	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	223	236,444	233,795	2,649	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	194	204,732	203,391	1,341	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	179	189,778	187,665	2,113	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	105	112,632	110,083	2,549	—
Expiring 07/28/22	Citibank, N.A.	EUR	791	850,037	830,400	19,637	—
Expiring 07/28/22	JPMorgan Chase Bank, N.A.	EUR	20,183	21,349,772	21,189,439	160,333	—
Expiring 07/28/22	JPMorgan Chase Bank, N.A.	EUR	15,771	16,702,163	16,557,402	144,761	—
Expiring 07/28/22	JPMorgan Chase Bank, N.A.	EUR	808	866,277	847,780	18,497	—
Expiring 07/28/22	JPMorgan Chase Bank, N.A.	EUR	553	593,142	580,651	12,491	—
Expiring 07/28/22	JPMorgan Chase Bank, N.A.	EUR	371	387,488	389,378	—	(1,890)
Expiring 07/28/22	JPMorgan Chase Bank, N.A.	EUR	189	200,293	198,477	1,816	—
Expiring 07/28/22	JPMorgan Chase Bank, N.A.	EUR	132	141,649	138,804	2,845	—
Expiring 07/28/22	JPMorgan Chase Bank, N.A.	EUR	81	86,403	85,331	1,072	—
Expiring 07/28/22	JPMorgan Chase Bank, N.A.	EUR	55	58,413	58,216	197	—
Expiring 07/28/22	The Bank of New York Mellon Corp.	EUR	269	284,231	282,517	1,714	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	EUR	23,416	24,422,490	24,598,297	—	(175,807)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	EUR	4,276	4,459,795	4,491,899	—	(32,104)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	EUR	1,467	1,530,056	1,541,070	—	(11,014)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	EUR	151	158,614	158,624	—	(10)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	EUR	78	81,942	81,939	3	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	EUR	1,074	1,155,788	1,132,432	23,356	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	EUR	88	93,314	92,703	611	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	EUR	53	56,245	56,055	190	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	EUR	44	46,004	46,349	—	(345)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	EUR	43	45,555	45,354	201	—
Hungarian Forint,
Expiring 07/07/22	Citibank, N.A.	HUF	34,857	93,189	92,030	1,159	—
Expiring 07/07/22	Citibank, N.A.	HUF	30,953	81,284	81,724	—	(440)
Expiring 08/05/22	Citibank, N.A.	HUF	34,857	91,094	91,596	—	(502)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	HUF	40,234	108,626	104,906	3,720	—
Indian Rupee,
Expiring 07/05/22	Barclays Bank PLC	INR	64,237	812,409	813,070	—	(661)
Expiring 07/05/22	HSBC Bank USA, N.A.	INR	65,009	831,028	822,837	8,191	—
Expiring 07/05/22	Morgan Stanley & Co. International PLC	INR	87,997	1,112,995	1,113,809	—	(814)
Expiring 07/05/22	Standard Chartered Bank	INR	87,229	1,134,034	1,104,082	29,952	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	INR	42,478	544,848	537,567	7,281	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	INR	10,290	132,157	130,222	1,935	—
Expiring 07/29/22	JPMorgan Chase Bank, N.A.	INR	20,693	265,366	261,282	4,084	—
Expiring 07/29/22	JPMorgan Chase Bank, N.A.	INR	3,799	48,603	47,963	640	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	INR	52,768	666,120	665,869	251	—
Indonesian Rupiah,
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	IDR	10,895,897	749,735	728,603	21,132	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	IDR	822,000	56,561	54,967	1,594	—

SEE NOTES TO FINANCIAL STATEMENTS.
A198

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 07/22/22	JPMorgan Chase Bank, N.A.	IDR	7,065,043	$480,478	$472,278	$8,200	$—
Expiring 07/22/22	JPMorgan Chase Bank, N.A.	IDR	1,434,474	96,841	95,890	951	—
Expiring 07/22/22	JPMorgan Chase Bank, N.A.	IDR	1,021,469	69,287	68,282	1,005	—
Expiring 07/28/22	Barclays Bank PLC	IDR	16,700,638	1,135,712	1,116,241	19,471	—
Expiring 07/28/22	Citibank, N.A.	IDR	14,615,308	992,194	976,861	15,333	—
Expiring 07/28/22	HSBC Bank USA, N.A.	IDR	15,019,712	1,019,455	1,003,891	15,564	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	IDR	10,895,897	732,399	728,064	4,335	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	IDR	822,000	55,253	54,926	327	—
Expiring 08/22/22	JPMorgan Chase Bank, N.A.	IDR	1,212,821	82,634	80,984	1,650	—
Israeli Shekel,
Expiring 07/07/22	Bank of America, N.A.	ILS	1,166	349,091	333,906	15,185	—
Expiring 07/07/22	Bank of America, N.A.	ILS	270	80,836	77,320	3,516	—
Expiring 07/14/22	JPMorgan Chase Bank, N.A.	ILS	331	102,247	94,776	7,471	—
Expiring 07/14/22	JPMorgan Chase Bank, N.A.	ILS	280	87,093	80,286	6,807	—
Expiring 08/05/22	Bank of America, N.A.	ILS	1,166	334,193	334,526	—	(333)
Expiring 08/05/22	Bank of America, N.A.	ILS	270	77,386	77,463	—	(77)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	ILS	420	122,286	120,498	1,788	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ILS	287	86,266	82,626	3,640	—
Japanese Yen,
Expiring 07/07/22	Citibank, N.A.	JPY	1,779,762	13,691,214	13,122,311	568,903	—
Expiring 07/07/22	Citibank, N.A.	JPY	293,309	2,156,430	2,162,588	—	(6,158)
Expiring 07/07/22	Citibank, N.A.	JPY	89,900	667,186	662,839	4,347	—
Expiring 07/07/22	Citibank, N.A.	JPY	87,900	689,994	648,093	41,901	—
Expiring 07/07/22	Citibank, N.A.	JPY	87,900	690,346	648,093	42,253	—
Expiring 07/07/22	Deutsche Bank AG	JPY	90,600	675,024	668,001	7,023	—
Expiring 07/07/22	Deutsche Bank AG	JPY	86,900	655,446	640,720	14,726	—
Expiring 07/07/22	Deutsche Bank AG	JPY	43,900	322,895	323,678	—	(783)
Expiring 07/07/22	Deutsche Bank AG	JPY	43,900	322,915	323,678	—	(763)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	599,247	4,720,049	4,418,290	301,759	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	90,600	679,866	668,000	11,866	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	90,600	680,343	668,001	12,342	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	87,900	650,237	648,093	2,144	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	44,200	345,815	325,890	19,925	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	43,900	321,962	323,678	—	(1,716)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	43,700	329,757	322,203	7,554	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	43,500	329,435	320,729	8,706	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	2,700	20,128	19,908	220	—
Expiring 07/11/22	JPMorgan Chase Bank, N.A.	JPY	857,649	6,948,141	6,325,052	623,089	—
Expiring 07/11/22	JPMorgan Chase Bank, N.A.	JPY	288,744	2,305,771	2,129,450	176,321	—
Expiring 07/15/22	Bank of America, N.A.	JPY	224,937	1,659,727	1,659,287	440	—
Expiring 07/15/22	Goldman Sachs International	JPY	1,248,246	9,841,975	9,207,913	634,062	—
Expiring 07/15/22	HSBC Bank USA, N.A.	JPY	134,073	1,039,022	989,012	50,010	—
Expiring 07/15/22	JPMorgan Chase Bank, N.A.	JPY	1,313,995	10,296,834	9,692,927	603,907	—
Expiring 07/15/22	JPMorgan Chase Bank, N.A.	JPY	26,089	191,680	192,449	—	(769)
Expiring 07/15/22	JPMorgan Chase Bank, N.A.	JPY	10,285	76,019	75,869	150	—
Expiring 07/15/22	The Bank of New York Mellon Corp.	JPY	68,113	524,412	502,445	21,967	—
Expiring 08/05/22	Citibank, N.A.	JPY	2,261,623	16,656,096	16,705,916	—	(49,820)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	JPY	143,480	1,060,343	1,059,843	500	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	JPY	11,700	85,695	86,424	—	(729)
Expiring 09/06/22	JPMorgan Chase Bank, N.A.	JPY	267,115	1,975,771	1,977,932	—	(2,161)
Expiring 09/26/22	JPMorgan Chase Bank, N.A.	JPY	214,507	1,589,556	1,590,983	—	(1,427)
Expiring 09/26/22	JPMorgan Chase Bank, N.A.	JPY	102,793	766,270	762,405	3,865	—
Malaysian Ringgit,
Expiring 07/07/22	Deutsche Bank AG	MYR	2,670	608,769	607,509	1,260	—
Expiring 07/07/22	Deutsche Bank AG	MYR	461	105,222	104,892	330	—

SEE NOTES TO FINANCIAL STATEMENTS.
A199

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Malaysian Ringgit (cont’d.),
Expiring 08/05/22	Deutsche Bank AG	MYR	2,951	$668,858	$669,824	$—	$(966)
Expiring 12/15/22	Barclays Bank PLC	MYR	2,452	555,146	555,087	59	—
Mexican Peso,
Expiring 07/05/22	BNP Paribas S.A.	MXN	20,378	1,007,062	1,012,426	—	(5,364)
Expiring 07/05/22	BNP Paribas S.A.	MXN	16,426	832,331	816,086	16,245	—
Expiring 07/05/22	BNP Paribas S.A.	MXN	16,339	816,907	811,756	5,151	—
Expiring 07/05/22	JPMorgan Chase Bank, N.A.	MXN	16,444	812,804	816,979	—	(4,175)
Expiring 07/05/22	UBS AG	MXN	16,810	855,297	835,179	20,118	—
Expiring 07/05/22	UBS AG	MXN	3,218	159,063	159,881	—	(818)
Expiring 07/07/22	Citibank, N.A.	MXN	41,897	2,075,661	2,080,836	—	(5,175)
Expiring 07/07/22	Citibank, N.A.	MXN	12,002	606,266	596,086	10,180	—
Expiring 07/07/22	Citibank, N.A.	MXN	8,370	425,806	415,701	10,105	—
Expiring 07/07/22	Citibank, N.A.	MXN	6,570	327,273	326,303	970	—
Expiring 07/07/22	Citibank, N.A.	MXN	5,340	261,488	265,214	—	(3,726)
Expiring 07/07/22	Citibank, N.A.	MXN	3,950	194,754	196,179	—	(1,425)
Expiring 07/07/22	Citibank, N.A.	MXN	3,890	194,370	193,199	1,171	—
Expiring 07/07/22	Citibank, N.A.	MXN	3,790	184,478	188,232	—	(3,754)
Expiring 07/07/22	Citibank, N.A.	MXN	3,260	163,629	161,909	1,720	—
Expiring 07/07/22	Citibank, N.A.	MXN	2,955	142,355	146,762	—	(4,407)
Expiring 07/07/22	Citibank, N.A.	MXN	2,955	142,353	146,762	—	(4,409)
Expiring 07/07/22	Citibank, N.A.	MXN	2,800	141,607	139,064	2,543	—
Expiring 07/07/22	Citibank, N.A.	MXN	2,630	126,797	130,620	—	(3,823)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	MXN	6,520	325,980	323,819	2,161	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	MXN	4,010	202,419	199,158	3,261	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	MXN	3,910	195,552	194,192	1,360	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	MXN	3,070	152,524	152,473	51	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	MXN	2,680	136,073	133,103	2,970	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	MXN	2,680	136,061	133,104	2,957	—
Expiring 07/20/22	Bank of America, N.A.	MXN	16,237	781,081	804,495	—	(23,414)
Expiring 08/05/22	Citibank, N.A.	MXN	12,002	591,508	592,923	—	(1,415)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	MXN	1,710	84,364	84,478	—	(114)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	MXN	365	17,933	17,879	54	—
New Taiwanese Dollar,
Expiring 07/05/22	Barclays Bank PLC	TWD	23,160	782,174	778,993	3,181	—
Expiring 07/05/22	Citibank, N.A.	TWD	33,224	1,117,761	1,117,511	250	—
Expiring 07/05/22	HSBC Bank USA, N.A.	TWD	25,655	866,569	862,907	3,662	—
Expiring 07/05/22	Standard Chartered Bank	TWD	33,020	1,135,295	1,110,640	24,655	—
Expiring 07/07/22	Bank of America, N.A.	TWD	20,180	685,008	678,787	6,221	—
Expiring 07/07/22	Deutsche Bank AG	TWD	20,180	684,764	678,787	5,977	—
Expiring 07/07/22	Deutsche Bank AG	TWD	20,150	698,319	677,778	20,541	—
Expiring 07/07/22	Deutsche Bank AG	TWD	19,340	651,069	650,532	537	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	TWD	43,130	1,478,827	1,450,747	28,080	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	TWD	20,150	697,352	677,777	19,575	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	TWD	10,095	341,278	339,562	1,716	—
Expiring 07/08/22	JPMorgan Chase Bank, N.A.	TWD	8,757	302,074	294,593	7,481	—
Expiring 07/08/22	JPMorgan Chase Bank, N.A.	TWD	1,956	67,031	65,787	1,244	—
Expiring 07/08/22	JPMorgan Chase Bank, N.A.	TWD	1,777	60,083	59,771	312	—
Expiring 07/08/22	JPMorgan Chase Bank, N.A.	TWD	1,764	60,012	59,351	661	—
Expiring 08/05/22	Citibank, N.A.	TWD	44,020	1,478,347	1,484,066	—	(5,719)
New Zealand Dollar,
Expiring 07/07/22	Bank of America, N.A.	NZD	865	538,982	540,224	—	(1,242)
Expiring 07/07/22	Citibank, N.A.	NZD	1,035	646,440	646,394	46	—
Expiring 07/07/22	Citibank, N.A.	NZD	530	345,746	331,004	14,742	—
Expiring 07/07/22	Citibank, N.A.	NZD	260	166,544	162,380	4,164	—
Expiring 07/07/22	Citibank, N.A.	NZD	95	61,567	59,331	2,236	—

SEE NOTES TO FINANCIAL STATEMENTS.
A200

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 07/07/22	Citibank, N.A.	NZD	87	$56,326	$54,334	$1,992	$—
Expiring 07/07/22	Citibank, N.A.	NZD	84	54,382	52,461	1,921	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	3,271	2,121,783	2,042,857	78,926	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	1,425	924,348	889,964	34,384	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	1,050	655,825	655,763	62	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	602	393,009	375,971	17,038	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	535	336,703	334,126	2,577	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	535	339,667	334,127	5,540	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	535	339,751	334,127	5,624	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	535	338,334	334,127	4,207	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	525	341,830	327,882	13,948	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	520	324,974	324,758	216	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	520	327,433	324,759	2,674	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	515	325,793	321,636	4,157	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	515	326,239	321,636	4,603	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	195	121,142	121,784	—	(642)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	180	117,480	112,416	5,064	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	169	110,541	105,546	4,995	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	NZD	4,105	2,559,636	2,562,970	—	(3,334)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	NZD	655	408,419	408,951	—	(532)
Expiring 08/26/22	HSBC Bank USA, N.A.	NZD	2,573	1,661,558	1,606,157	55,401	—
Expiring 08/26/22	Royal Bank of Scotland International	NZD	1,180	741,701	736,492	5,209	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	NZD	912	593,267	569,252	24,015	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	NZD	817	526,106	509,460	16,646	—
Norwegian Krone,
Expiring 07/05/22	Bank of America, N.A.	NOK	7,774	788,109	789,333	—	(1,224)
Expiring 07/05/22	Credit Suisse International	NOK	7,775	779,544	789,369	—	(9,825)
Expiring 07/07/22	Citibank, N.A.	NOK	3,240	326,661	328,972	—	(2,311)
Expiring 07/07/22	Citibank, N.A.	NOK	2,130	225,794	216,269	9,525	—
Expiring 07/07/22	Citibank, N.A.	NOK	920	97,639	93,412	4,227	—
Expiring 07/07/22	Deutsche Bank AG	NOK	10,801	1,088,898	1,096,674	—	(7,776)
Expiring 07/07/22	Deutsche Bank AG	NOK	6,062	641,354	615,502	25,852	—
Expiring 07/07/22	Deutsche Bank AG	NOK	3,220	329,012	326,941	2,071	—
Expiring 07/07/22	Deutsche Bank AG	NOK	3,210	326,646	325,926	720	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NOK	3,210	336,510	325,926	10,584	—
Expiring 07/20/22	JPMorgan Chase Bank, N.A.	NOK	1,001	112,942	101,634	11,308	—
Expiring 08/05/22	Deutsche Bank AG	NOK	6,062	611,465	615,885	—	(4,420)
Peruvian Nuevo Sol,
Expiring 07/07/22	Citibank, N.A.	PEN	785	213,165	204,876	8,289	—
Expiring 07/07/22	Citibank, N.A.	PEN	262	71,145	68,378	2,767	—
Expiring 08/05/22	Citibank, N.A.	PEN	785	204,108	204,239	—	(131)
Expiring 08/05/22	Citibank, N.A.	PEN	262	68,123	68,167	—	(44)
Philippine Peso,
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	PHP	6,800	127,916	123,607	4,309	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	PHP	4,930	89,568	89,430	138	—
Polish Zloty,
Expiring 07/07/22	Bank of America, N.A.	PLN	750	167,444	167,203	241	—
Expiring 07/07/22	Bank of America, N.A.	PLN	640	143,687	142,680	1,007	—
Expiring 07/07/22	Citibank, N.A.	PLN	426	98,490	94,971	3,519	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	PLN	3,430	762,881	764,692	—	(1,811)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	PLN	365	81,373	81,372	1	—
Expiring 07/07/22	Morgan Stanley & Co. International PLC	PLN	8,841	1,971,728	1,971,041	687	—
Expiring 07/29/22	JPMorgan Chase Bank, N.A.	PLN	477	106,043	106,034	9	—
Expiring 08/05/22	Citibank, N.A.	PLN	1,351	298,568	299,919	—	(1,351)
Expiring 08/05/22	Citibank, N.A.	PLN	426	94,145	94,571	—	(426)

SEE NOTES TO FINANCIAL STATEMENTS.
A201

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PLN	282	$65,298	$62,245	$3,053	$—
Singapore Dollar,
Expiring 07/05/22	Barclays Bank PLC	SGD	1,151	834,353	828,698	5,655	—
Expiring 07/05/22	HSBC Bank USA, N.A.	SGD	1,151	827,341	828,786	—	(1,445)
Expiring 07/07/22	Citibank, N.A.	SGD	584	424,870	420,353	4,517	—
Expiring 07/07/22	Citibank, N.A.	SGD	251	182,607	180,666	1,941	—
Expiring 07/08/22	JPMorgan Chase Bank, N.A.	SGD	1,121	804,996	806,760	—	(1,764)
Expiring 07/22/22	JPMorgan Chase Bank, N.A.	SGD	387	280,792	278,663	2,129	—
Expiring 08/05/22	Citibank, N.A.	SGD	584	419,278	420,382	—	(1,104)
Expiring 08/05/22	Citibank, N.A.	SGD	56	40,205	40,311	—	(106)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	SGD	67	49,014	48,568	446	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	SGD	51	36,988	36,956	32	—
South African Rand,
Expiring 07/05/22	Citibank, N.A.	ZAR	13,009	790,381	799,206	—	(8,825)
Expiring 07/05/22	JPMorgan Chase Bank, N.A.	ZAR	12,941	791,584	795,040	—	(3,456)
Expiring 07/07/22	Bank of America, N.A.	ZAR	7,330	452,472	450,242	2,230	—
Expiring 07/07/22	Bank of America, N.A.	ZAR	5,360	342,970	329,236	13,734	—
Expiring 07/07/22	Bank of America, N.A.	ZAR	3,270	213,935	200,858	13,077	—
Expiring 07/07/22	Bank of America, N.A.	ZAR	3,130	196,232	192,259	3,973	—
Expiring 07/07/22	Bank of America, N.A.	ZAR	2,170	134,758	133,292	1,466	—
Expiring 07/07/22	Bank of America, N.A.	ZAR	2,110	136,512	129,606	6,906	—
Expiring 07/07/22	Bank of America, N.A.	ZAR	2,100	134,307	128,991	5,316	—
Expiring 07/07/22	Bank of America, N.A.	ZAR	2,100	133,240	128,991	4,249	—
Expiring 07/07/22	Bank of America, N.A.	ZAR	2,090	131,036	128,377	2,659	—
Expiring 07/07/22	Citibank, N.A.	ZAR	43,981	2,677,947	2,701,514	—	(23,567)
Expiring 07/07/22	Citibank, N.A.	ZAR	1,440	90,354	88,451	1,903	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	ZAR	5,320	343,655	326,779	16,876	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	ZAR	5,310	325,168	326,164	—	(996)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	ZAR	1,400	86,840	85,995	845	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	297	19,068	18,112	956	—
South Korean Won,
Expiring 07/07/22	Bank of America, N.A.	KRW	429,500	339,612	333,255	6,357	—
Expiring 07/07/22	Citibank, N.A.	KRW	843,960	657,546	654,839	2,707	—
Expiring 07/07/22	Deutsche Bank AG	KRW	857,490	680,008	665,337	14,671	—
Expiring 07/07/22	Deutsche Bank AG	KRW	843,960	654,385	654,839	—	(454)
Expiring 07/07/22	Deutsche Bank AG	KRW	429,200	344,048	333,022	11,026	—
Expiring 07/07/22	Deutsche Bank AG	KRW	428,750	339,644	332,672	6,972	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	KRW	5,143,187	4,097,439	3,990,664	106,775	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	KRW	1,220,704	976,485	947,159	29,326	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	KRW	999,060	795,924	775,183	20,741	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	KRW	225,510	180,218	174,976	5,242	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	KRW	165,210	127,280	128,188	—	(908)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	KRW	125,640	97,042	97,486	—	(444)
Expiring 07/27/22	Barclays Bank PLC	KRW	1,029,707	797,060	799,213	—	(2,153)
Expiring 07/27/22	Citibank, N.A.	KRW	1,761,925	1,407,434	1,367,528	39,906	—
Expiring 07/27/22	Citibank, N.A.	KRW	1,376,334	1,092,187	1,068,250	23,937	—
Expiring 07/27/22	Citibank, N.A.	KRW	1,311,976	1,023,981	1,018,298	5,683	—
Expiring 07/27/22	JPMorgan Chase Bank, N.A.	KRW	967,940	754,559	751,273	3,286	—
Expiring 08/05/22	Citibank, N.A.	KRW	3,150,142	2,424,193	2,445,470	—	(21,277)
Expiring 08/05/22	Citibank, N.A.	KRW	876,210	674,288	680,206	—	(5,918)
Expiring 09/23/22	JPMorgan Chase Bank, N.A.	KRW	77,389	59,768	60,167	—	(399)
Swedish Krona,
Expiring 07/07/22	Citibank, N.A.	SEK	3,370	343,488	329,502	13,986	—
Expiring 07/07/22	Citibank, N.A.	SEK	3,370	344,102	329,502	14,600	—
Expiring 07/07/22	Citibank, N.A.	SEK	1,765	171,315	172,572	—	(1,257)

SEE NOTES TO FINANCIAL STATEMENTS.
A202

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 07/07/22	Citibank, N.A.	SEK	1,129	$114,869	$110,388	$4,481	$—
Expiring 07/07/22	Deutsche Bank AG	SEK	3,320	326,359	324,613	1,746	—
Expiring 07/07/22	Deutsche Bank AG	SEK	1,190	120,664	116,352	4,312	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	SEK	1,340	137,523	131,019	6,504	—
Expiring 08/05/22	Citibank, N.A.	SEK	1,430	140,331	139,969	362	—
Expiring 08/05/22	Citibank, N.A.	SEK	1,129	109,681	110,507	—	(826)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	SEK	2,288	225,391	224,419	972	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	SEK	284	28,065	27,856	209	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	SEK	181	17,941	17,798	143	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	SEK	85	8,680	8,337	343	—
Expiring 09/22/22	UBS AG	SEK	8,105	795,372	795,100	272	—
Swiss Franc,
Expiring 07/07/22	Citibank, N.A.	CHF	335	348,685	351,052	—	(2,367)
Expiring 07/07/22	Citibank, N.A.	CHF	330	342,999	345,812	—	(2,813)
Expiring 07/07/22	Citibank, N.A.	CHF	315	325,719	330,093	—	(4,374)
Expiring 07/07/22	Deutsche Bank AG	CHF	330	331,370	345,812	—	(14,442)
Expiring 07/07/22	Deutsche Bank AG	CHF	325	326,195	340,573	—	(14,378)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	679	706,709	711,535	—	(4,826)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	330	344,363	345,812	—	(1,449)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	330	344,825	345,812	—	(987)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	330	339,601	345,812	—	(6,211)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	315	326,950	330,093	—	(3,143)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	315	330,017	330,093	—	(76)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	66	69,131	69,162	—	(31)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	20	19,987	20,958	—	(971)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	20	20,574	20,958	—	(384)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	14	14,571	14,671	—	(100)
Expiring 07/20/22	JPMorgan Chase Bank, N.A.	CHF	561	591,047	588,265	2,782	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	CHF	745	779,944	782,190	—	(2,246)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	CHF	249	260,679	261,430	—	(751)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CHF	47	48,926	49,511	—	(585)
Thai Baht,
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	THB	11,853	345,069	335,338	9,731	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	THB	8,778	255,548	248,341	7,207	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	THB	3,180	93,229	89,966	3,263	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	THB	11,958	338,322	338,763	—	(441)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	THB	11,853	335,352	335,789	—	(437)
Expiring 08/10/22	The Bank of New York Mellon Corp.	THB	13,872	397,037	393,093	3,944	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	2,277	65,711	64,646	1,065	—
Turkish Lira,
Expiring 07/07/22	Bank of America, N.A.	TRY	4,270	247,622	255,173	—	(7,551)
Expiring 07/07/22	Deutsche Bank AG	TRY	3,200	189,252	191,231	—	(1,979)
Expiring 07/07/22	Deutsche Bank AG	TRY	1,900	107,985	113,543	—	(5,558)
Expiring 08/05/22	Bank of America, N.A.	TRY	1,076	63,072	63,010	62	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	TRY	2,692	133,935	150,223	—	(16,288)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	TRY	377	19,040	21,063	—	(2,023)

				$383,937,724	$377,336,962	7,234,594	(633,832)

						$7,872,235	$(3,968,056)

*	Less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.
A203

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Cross currency exchange contracts outstanding at June 30, 2022:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty

OTC Cross Currency Exchange Contracts:
09/21/22	Buy	CAD	59	EUR	43	$593	$—	JPMorgan Chase Bank, N.A.
09/21/22	Buy	CHF	48	GBP	39	2,494	—	JPMorgan Chase Bank, N.A.
09/21/22	Buy	CHF	48	EUR	46	1,645	—	JPMorgan Chase Bank, N.A.
09/21/22	Buy	CHF	48	EUR	46	1,857	—	JPMorgan Chase Bank, N.A.
09/21/22	Buy	CHF	64	EUR	62	2,442	—	JPMorgan Chase Bank, N.A.
09/21/22	Buy	CHF	233	EUR	222	11,228	—	JPMorgan Chase Bank, N.A.
09/21/22	Buy	CZK	452	EUR	18	37	—	JPMorgan Chase Bank, N.A.
09/21/22	Buy	EUR	18	SEK	192	94	—	JPMorgan Chase Bank, N.A.
09/21/22	Buy	EUR	18	CZK	466	—	(49)	JPMorgan Chase Bank, N.A.
09/21/22	Buy	EUR	35	SEK	374	137	—	JPMorgan Chase Bank, N.A.
09/21/22	Buy	EUR	36	NOK	369	439	—	JPMorgan Chase Bank, N.A.
09/21/22	Buy	EUR	44	GBP	38	124	—	JPMorgan Chase Bank, N.A.
09/21/22	Buy	EUR	45	JPY	6,426	—	(251)	JPMorgan Chase Bank, N.A.
09/21/22	Buy	EUR	45	HUF	18,266	—	(225)	JPMorgan Chase Bank, N.A.
09/21/22	Buy	EUR	46	CHF	48	—	(2,172)	JPMorgan Chase Bank, N.A.
09/21/22	Buy	EUR	46	CHF	48	—	(2,120)	JPMorgan Chase Bank, N.A.
09/21/22	Buy	EUR	102	CHF	104	—	(1,668)	JPMorgan Chase Bank, N.A.
09/21/22	Buy	EUR	109	CHF	111	—	(1,864)	JPMorgan Chase Bank, N.A.
09/21/22	Buy	EUR	126	SEK	1,353	599	—	JPMorgan Chase Bank, N.A.
09/21/22	Buy	EUR	167	CAD	226	667	—	JPMorgan Chase Bank, N.A.
09/21/22	Buy	EUR	235	NZD	395	1,307	—	JPMorgan Chase Bank, N.A.
09/21/22	Buy	HUF	6,940	EUR	17	159	—	JPMorgan Chase Bank, N.A.
09/21/22	Buy	HUF	7,358	EUR	18	179	—	JPMorgan Chase Bank, N.A.
09/21/22	Buy	HUF	14,146	EUR	35	—	(69)	JPMorgan Chase Bank, N.A.
09/21/22	Buy	HUF	18,298	EUR	46	—	(790)	JPMorgan Chase Bank, N.A.
09/21/22	Buy	JPY	6,238	CAD	59	345	—	JPMorgan Chase Bank, N.A.
09/21/22	Buy	JPY	6,324	EUR	45	—	(503)	JPMorgan Chase Bank, N.A.
09/21/22	Buy	SEK	196	EUR	18	—	(15)	JPMorgan Chase Bank, N.A.
09/21/22	Buy	SGD	66	EUR	45	189	—	JPMorgan Chase Bank, N.A.

						$24,535	$(9,726)

Credit default swap agreements outstanding at June 30, 2022:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2022(4)	Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Kingdom of Saudi Arabia	12/20/26	1.000%(Q)	360	0.681%	$7,456	$4,901	$(2,555)
Republic of Indonesia	06/20/27	1.000%(Q)	850	1.429%	2,321	(16,159)	(18,480)
Unibail-Rodamco-Westfield SE	06/20/24	1.000%(Q)	EUR 125	2.323%	973	(3,294)	(4,267)
United Mexican States	06/20/27	1.000%(Q)	490	1.751%	(6,278)	(16,356)	(10,078)

					$4,472	$(30,908)	$(35,380)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2022(4)	Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.EM.37.V1	06/21/27	1.000%(Q)	690	3.388%	$(58,453)	$(69,066)	$(10,613)
CDX.NA.IG.34.V1	06/20/25	1.000%(Q)	2,450	0.961%	22,145	3,420	(18,725)
CDX.NA.IG.37.V1	12/20/26	1.000%(Q)	7,400	0.946%	113,679	18,318	(95,361)
iTraxx Asia 37.V1	06/21/27	1.000%(Q)	1,180	1.417%	(4,242)	(21,463)	(17,221)
iTraxx Europe 36.V1	12/20/26	1.000%(Q)	EUR 1,170	1.112%	17,243	(5,490)	(22,733)

SEE NOTES TO FINANCIAL STATEMENTS.
A204

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Credit default swap agreements outstanding at June 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2022(4)	Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2)(cont’d.):
iTraxx.XO.37.V1	06/21/27	5.000%(Q)	EUR 100	5.802%	$(2,174)	$(3,112)	$(938)

					$88,198	$(77,393)	$(165,591)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.BBB	05/11/63	3.000%(M)	402	*	$(92,073)	$(29,888)	$(62,185)	Deutsche Bank AG
CMBX.NA.BBB.10	11/17/59	3.000%(M)	350	*	(60,925)	(53,774)	(7,151)	Morgan Stanley & Co. International PLC
CMBX.NA.BBB.11	11/18/54	3.000%(M)	350	*	(56,295)	(38,697)	(17,598)	Morgan Stanley & Co. International PLC

					$(209,293)	$(122,359)	$(86,934)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold

SEE NOTES TO FINANCIAL STATEMENTS.
A205

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at June 30, 2022:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Inflation Swap Agreements:
EUR	755	03/15/27	3.280%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	$4,210	$—	$4,210	JPMorgan Chase Bank, N.A.
EUR	336	03/15/27	3.448%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(1,313)	—	(1,313)	Goldman Sachs International
EUR	340	03/15/27	3.525%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(2,827)	—	(2,827)	Goldman Sachs International
EUR	175	03/15/32	2.608%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	1,691	—	1,691	JPMorgan Chase Bank, N.A.
EUR	175	03/15/32	2.705%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(225)	—	(225)	JPMorgan Chase Bank, N.A.

					$1,536	$—	$1,536

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at June 30, 2022:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
AUD	786	09/18/27	3.500%(Q)	3 Month BBSW(2)(Q)	$113	$(5,617)	$(5,730)
AUD	5,230	09/21/27	3.500%(S)	6 Month BBSW(2)(S)	(74,178)	(71,722)	2,456
AUD	1,315	12/21/27	4.031%(S)	6 Month BBSW(2)(S)	(16,801)	1,243	18,044
AUD	310	09/21/32	3.750%(S)	6 Month BBSW(2)(S)	(12,094)	(6,849)	5,245
AUD	316	12/21/32	4.094%(S)	6 Month BBSW(2)(S)	(5,338)	(1,421)	3,917
BRL	35,240	01/02/23	5.800%(T)	1 Day BROIS(1)(T)	37,020	354,566	317,546
BRL	500	01/02/23	10.565%(T)	1 Day BROIS(2)(T)	—	(1,168)	(1,168)
BRL	600	01/02/23	12.400%(T)	1 Day BROIS(2)(T)	(14)	565	579
BRL	58,965	01/02/24	7.370%(T)	1 Day BROIS(2)(T)	32,041	(856,921)	(888,962)
BRL	2,897	01/02/24	9.200%(T)	1 Day BROIS(2)(T)	(6,876)	(27,969)	(21,093)
BRL	2,740	01/02/24	12.300%(T)	1 Day BROIS(2)(T)	1,126	(1,994)	(3,120)
BRL	475	01/02/25	12.016%(T)	1 Day BROIS(2)(T)	—	(1,414)	(1,414)
BRL	5,780	01/02/25	12.060%(T)	1 Day BROIS(2)(T)	3,106	(11,736)	(14,842)
BRL	25,385	01/04/27	8.495%(T)	1 Day BROIS(1)(T)	(45,464)	504,147	549,611
BRL	310	01/04/27	11.230%(T)	1 Day BROIS(2)(T)	387	(1,699)	(2,086)
CAD	2,020	03/18/24	1.000%(S)	3 Month CDOR(1)(S)	27,213	66,539	39,326
CAD	900	06/19/27	2.219%(S)	3 Month CDOR(2)(S)	(23,810)	(22,713)	1,097
CAD	570	12/21/27	3.594%(S)	3 Month CDOR(1)(S)	8,469	(1,344)	(9,813)
CAD	2,220	09/21/32	3.250%(S)	3 Month CDOR(2)(S)	(68,088)	(65,299)	2,789
CAD	283	12/21/32	3.875%(S)	3 Month CDOR(2)(S)	1,728	2,984	1,256
CHF	1,900	09/21/32	1.250%(A)	1 Day SARON(2)(A)	(82,979)	(93,409)	(10,430)
CNH	13,430	12/23/24	2.500%(Q)	7 Day China Fixing Repo Rates(2)(Q)	5,233	3,407	(1,826)
CNH	10,590	03/17/26	2.750%(Q)	7 Day China Fixing Repo Rates(2)(Q)	1,795	13,864	12,069
CNH	71,720	05/14/26	2.735%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	95,915	95,915
CNH	38,193	05/14/26	2.735%(Q)	7 Day China Fixing Repo Rates(1)(Q)	(70,755)	(51,078)	19,677
CNH	3,400	12/21/27	2.500%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(4,747)	(4,384)	363
EUR	4,150	09/23/24	0.500%(A)	6 Month EURIBOR(1)(S)	91,050	90,560	(490)
EUR	1,830	09/23/24	1.000%(A)	1 Day EuroSTR(2)(A)	(23,580)	(13,229)	10,351
EUR	5,400	09/23/24	1.750%(A)	3 Month EURIBOR(1)(Q)	16,497	(20,679)	(37,176)
EUR	5,930	09/22/25	0.750%(A)	6 Month EURIBOR(2)(S)	(175,396)	(170,229)	5,167
EUR	1,247	05/12/27	1.494%(A)	6 Month EURIBOR(2)(S)	—	(11,852)	(11,852)

SEE NOTES TO FINANCIAL STATEMENTS.
A206

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	953	05/13/27	1.464%(A)	6 Month EURIBOR(2)(S)	$—	$(10,516)	$(10,516)
EUR	840	09/21/27	(0.250)%(A)	1 Day EuroSTR(1)(A)	70,944	80,430	9,486
EUR	780	09/21/27	0.750%(A)	6 Month EURIBOR(1)(S)	42,486	44,307	1,821
EUR	639	12/18/27	2.000%(A)	6 Month EURIBOR(2)(S)	(6,487)	(2,718)	3,769
EUR	857	12/21/27	1.938%(A)	6 Month EURIBOR(2)(S)	(16,764)	(2,226)	14,538
EUR	440	07/04/29	2.420%(A)	6 Month EURIBOR(1)(S)	(884)	(2,242)	(1,358)
EUR	1,090	09/21/29	0.750%(A)	6 Month EURIBOR(1)(S)	88,342	96,440	8,098
EUR	120	09/22/31	1.000%(A)	6 Month EURIBOR(2)(S)	(10,658)	(12,163)	(1,505)
EUR	1,600	05/26/32	2.000%(A)	6 Month EURIBOR(2)(S)	(10,216)	(42,332)	(32,116)
EUR	2,850	09/21/32	1.000%(A)	6 Month EURIBOR(2)(S)	(355,751)	(334,405)	21,346
EUR	192	12/21/32	2.125%(A)	6 Month EURIBOR(2)(S)	(5,132)	(3,186)	1,946
EUR	60	09/21/34	1.000%(A)	6 Month EURIBOR(2)(S)	(7,692)	(8,927)	(1,235)
EUR	530	07/06/37	2.855%(A)	6 Month EURIBOR(2)(S)	973	3,285	2,312
EUR	380	09/21/37	1.000%(A)	6 Month EURIBOR(1)(S)	60,988	71,300	10,312
EUR	380	09/22/42	1.000%(A)	6 Month EURIBOR(2)(S)	(71,952)	(83,615)	(11,663)
EUR	260	07/08/52	1.560%(A)	6 Month EURIBOR(1)(S)	(481)	(1,885)	(1,404)
GBP	1,200	09/23/24	2.000%(A)	1 Day SONIA(1)(A)	28,319	20,695	(7,624)
GBP	820	09/22/25	1.750%(A)	1 Day SONIA(2)(A)	(28,029)	(25,211)	2,818
GBP	1,700	09/21/27	1.750%(A)	1 Day SONIA(1)(A)	71,820	72,409	589
GBP	559	12/18/27	2.313%(A)	1 Day SONIA(1)(A)	5,227	69	(5,158)
GBP	356	12/21/27	2.531%(A)	1 Day SONIA(1)(A)	6,741	(636)	(7,377)
GBP	830	06/17/30	0.308%(A)	1 Day SONIA(2)(A)	(24,879)	(147,973)	(123,094)
GBP	800	01/27/31	1.000%(A)	1 Day SONIA(2)(A)	9,989	(49,104)	(59,093)
GBP	1,130	06/07/32	2.000%(A)	1 Day SONIA(2)(A)	10,292	(40,453)	(50,745)
GBP	2,260	09/21/32	1.500%(A)	1 Day SONIA(1)(A)	203,891	203,137	(754)
GBP	396	12/15/32	2.031%(A)	1 Day SONIA(1)(A)	6,147	2,681	(3,466)
GBP	173	12/21/32	2.281%(A)	1 Day SONIA(1)(A)	6,423	1,117	(5,306)
GBP	160	09/22/42	1.250%(A)	1 Day SONIA(1)(A)	29,951	30,867	916
HKD	8,780	09/23/24	3.200%(Q)	3 Month HIBOR(1)(Q)	(3,301)	1,369	4,670
JPY	71,418	03/21/27	(0.050)%(A)	1 Day TONAR(2)(A)	(2,843)	(5,101)	(2,258)
JPY	375,000	05/26/32	0.500%(A)	1 Day TONAR(1)(A)	1,738	34,580	32,842
JPY	87,930	09/21/32	0.000%(A)	1 Day TONAR(1)(A)	31,165	32,415	1,250
JPY	25,002	12/21/32	0.375%(A)	1 Day TONAR(1)(A)	4,712	2,881	(1,831)
KRW	998,270	06/17/24	3.000%(Q)	3 Month KWCDC(1)(Q)	780	6,436	5,656
KRW	847,330	12/21/32	3.750%(Q)	3 Month KWCDC(2)(Q)	19,579	23,943	4,364
MXN	12,930	09/18/24	9.500%(M)	28 Day Mexican Interbank Rate(1)(M)	1,469	1,239	(230)
MXN	15,236	06/02/32	7.970%(M)	28 Day Mexican Interbank Rate(2)(M)	9,161	(46,274)	(55,435)
MXN	5,150	09/08/32	9.030%(M)	28 Day Mexican Interbank Rate(2)(M)	(2,611)	1,811	4,422
NOK	37,890	09/23/24	2.750%(A)	6 Month NIBOR(1)(S)	33,423	44,250	10,827
NOK	3,740	09/21/27	2.406%(A)	6 Month NIBOR(1)(S)	2,298	15,476	13,178
NOK	6,838	12/18/27	3.285%(A)	6 Month NIBOR(1)(S)	—	(892)	(892)
NOK	4,204	09/15/32	2.375%(A)	6 Month NIBOR(1)(S)	431	15,411	14,980
NOK	10,650	09/21/32	3.000%(A)	6 Month NIBOR(2)(S)	8,684	(26,879)	(35,563)
NOK	2,130	12/21/32	3.219%(A)	6 Month NIBOR(1)(S)	997	1,794	797
NZD	2,810	12/15/22	1.250%(S)	3 Month BBR(2)(Q)	(1,226)	(17,864)	(16,638)
NZD	9,470	03/18/24	2.750%(S)	3 Month BBR(2)(Q)	16,070	(83,312)	(99,382)
NZD	2,431	11/04/24	2.503%(S)	3 Month BBR(2)(Q)	—	(51,419)	(51,419)
NZD	964	06/19/27	3.130%(S)	3 Month BBR(1)(Q)	576	14,107	13,531
NZD	598	09/21/27	3.281%(S)	3 Month BBR(1)(Q)	12,859	13,630	771
NZD	4,380	09/21/27	3.750%(S)	3 Month BBR(2)(Q)	(44,968)	(42,484)	2,484
NZD	279	09/21/32	3.703%(S)	3 Month BBR(1)(Q)	—	6,306	6,306
NZD	240	09/21/32	3.750%(S)	3 Month BBR(1)(Q)	4,790	4,849	59
NZD	890	12/15/32	4.165%(S)	3 Month BBR(1)(Q)	—	1,023	1,023
PLN	1,750	09/23/24	7.500%(A)	6 Month WIBOR(1)(S)	356	2,027	1,671
PLN	1,350	09/21/27	7.000%(A)	6 Month WIBOR(1)(S)	1,496	(1,988)	(3,484)
PLN	475	09/21/32	6.250%(A)	6 Month WIBOR(2)(S)	(4,637)	(2,589)	2,048
SEK	99,740	09/23/24	2.250%(A)	3 Month STIBOR(2)(Q)	(75,245)	(102,554)	(27,309)
SEK	33,990	09/21/27	2.500%(A)	3 Month STIBOR(2)(Q)	(27,168)	(46,737)	(19,569)
SEK	9,047	12/21/27	2.844%(A)	3 Month STIBOR(2)(Q)	(7,161)	(811)	6,350

SEE NOTES TO FINANCIAL STATEMENTS.
A207

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
SEK	3,883	09/15/32	2.594%(A)	3 Month STIBOR(1)(Q)	$155	$4,655	$4,500
SEK	1,682	09/21/32	2.281%(A)	3 Month STIBOR(2)(Q)	145	(8,092)	(8,237)
SEK	23,640	09/21/32	2.500%(A)	3 Month STIBOR(1)(Q)	58,600	69,668	11,068
	4,780	03/18/24	3.500%(A)	1 Day SOFR(1)(A)	2,104	(26,467)	(28,571)
	63,320	07/25/24	—(3)	—(3)	11,773	22,949	11,176
	360	09/23/24	2.750%(A)	1 Day SOFR(1)(A)	6,419	1,887	(4,532)
	1,070	09/23/24	2.800%(A)	1 Day SOFR(2)(A)	717	(4,573)	(5,290)
	5,364	05/18/25	2.751%(A)	1 Day SOFR(2)(A)	—	(4,297)	(4,297)
	2,685	05/18/25	2.774%(A)	1 Day SOFR(2)(A)	—	(978)	(978)
	2,680	05/18/25	2.776%(A)	1 Day SOFR(2)(A)	—	(850)	(850)
	2,660	03/04/26	1.476%(A)	1 Day SOFR(2)(A)	—	(54,553)	(54,553)
	2,980	03/04/26	1.502%(A)	1 Day SOFR(2)(A)	—	(59,678)	(59,678)
	1,490	03/04/26	1.506%(A)	1 Day SOFR(2)(A)	—	(29,740)	(29,740)
	3,512	03/04/26	1.518%(A)	1 Day SOFR(2)(A)	—	(69,320)	(69,320)
	3,358	03/20/26	1.256%(A)	1 Day SOFR(2)(A)	—	(82,302)	(82,302)
	2,800	03/20/26	1.282%(A)	1 Day SOFR(2)(A)	—	(67,263)	(67,263)
	2,800	03/20/26	1.350%(A)	1 Day SOFR(2)(A)	—	(63,775)	(63,775)
	2,795	03/20/26	1.354%(A)	1 Day SOFR(2)(A)	—	(63,454)	(63,454)
	2,810	03/20/26	1.355%(A)	1 Day SOFR(2)(A)	—	(63,716)	(63,716)
	1,680	03/20/26	1.377%(A)	1 Day SOFR(2)(A)	—	(37,425)	(37,425)
	560	03/20/26	1.379%(A)	1 Day SOFR(2)(A)	—	(12,454)	(12,454)
	2,794	03/20/26	1.382%(A)	1 Day SOFR(2)(A)	—	(61,956)	(61,956)
	2,790	03/20/26	1.399%(A)	1 Day SOFR(2)(A)	—	(60,990)	(60,990)
	1,467	03/20/26	2.693%(A)	1 Day SOFR(2)(A)	—	3,092	3,092
	1,930	11/30/26	2.587%(A)	1 Day SOFR(1)(A)	8,513	14,658	6,145
	659	03/20/27	1.380%(A)	1 Day SOFR(1)(A)	5,734	22,015	16,281
	7,100	09/21/27	2.750%(A)	1 Day SOFR(1)(A)	54,247	12,554	(41,693)
	934	12/21/27	2.844%(A)	1 Day SOFR(2)(A)	(15,643)	2,954	18,597
	1,900	06/04/29	2.500%(A)	1 Day SOFR(2)(A)	(1,157)	(7,248)	(6,091)
	5,020	06/04/31	2.570%(A)	1 Day SOFR(1)(A)	4,345	15,951	11,606
	980	05/17/32	2.734%(A)	1 Day SOFR(2)(A)	5,569	(2,416)	(7,985)
	20	09/21/32	2.000%(A)	1 Day SOFR(1)(A)	1,557	1,373	(184)
	1,220	09/21/32	2.750%(A)	1 Day SOFR(2)(A)	(5,868)	(4,298)	1,570
	1,195	05/18/33	2.602%(A)	1 Day SOFR(1)(A)	—	17,267	17,267
	600	05/18/33	2.741%(A)	1 Day SOFR(1)(A)	—	1,554	1,554
	595	05/18/33	2.743%(A)	1 Day SOFR(1)(A)	—	1,436	1,436
	3,190	06/06/33	2.730%(A)	1 Day SOFR(2)(A)	(2,454)	(12,367)	(9,913)
	565	03/04/34	1.647%(A)	1 Day SOFR(1)(A)	—	52,611	52,611
	635	03/04/34	1.657%(A)	1 Day SOFR(1)(A)	—	58,625	58,625
	320	03/04/34	1.664%(A)	1 Day SOFR(1)(A)	—	29,313	29,313
	750	03/04/34	1.665%(A)	1 Day SOFR(1)(A)	—	68,741	68,741
	710	03/20/34	1.407%(A)	1 Day SOFR(1)(A)	—	80,276	80,276
	595	03/20/34	1.446%(A)	1 Day SOFR(1)(A)	—	65,302	65,302
	590	03/20/34	1.454%(A)	1 Day SOFR(1)(A)	—	64,398	64,398
	595	03/20/34	1.461%(A)	1 Day SOFR(1)(A)	—	64,571	64,571
	590	03/20/34	1.472%(A)	1 Day SOFR(1)(A)	—	63,488	63,488
	591	03/20/34	1.473%(A)	1 Day SOFR(1)(A)	—	63,546	63,546
	590	03/20/34	1.476%(A)	1 Day SOFR(1)(A)	—	63,283	63,283
	355	03/20/34	1.482%(A)	1 Day SOFR(1)(A)	—	37,905	37,905
	120	03/20/34	1.489%(A)	1 Day SOFR(1)(A)	—	12,743	12,743
	440	03/20/34	2.745%(A)	1 Day SOFR(1)(A)	—	668	668
	540	03/20/34	2.751%(A)	1 Day SOFR(1)(A)	—	550	550
ZAR	15,250	09/23/24	7.000%(Q)	3 Month JIBAR(1)(Q)	3,288	11,524	8,236
ZAR	11,296	06/15/32	8.130%(Q)	3 Month JIBAR(2)(Q)	8,920	(41,596)	(50,516)
ZAR	2,950	09/21/32	8.750%(Q)	3 Month JIBAR(2)(Q)	(1,010)	(5,501)	(4,491)

					$(153,356)	$(570,900)	$(417,544)

SEE NOTES TO FINANCIAL STATEMENTS.
A208

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements:
CNH	57,380	09/15/26	2.805%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$87,322	$—	$87,322	BNP Paribas S.A.
CNH	31,038	09/15/26	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	57,347	—	57,347	JPMorgan Chase Bank, N.A.
CNH	2,665	12/15/26	2.540%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(484)	—	(484)	JPMorgan Chase Bank, N.A.
CNH	3,853	03/16/27	2.370%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(5,502)	—	(5,502)	JPMorgan Chase Bank, N.A.
CNH	6,409	03/16/27	2.475%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1,188)	—	(1,188)	Bank of America, N.A.
CNH	22,185	06/15/27	2.367%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(36,061)	—	(36,061)	Citibank, N.A.
CNH	1,717	06/15/27	2.411%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(2,274)	—	(2,274)	Citibank, N.A.
CNH	5,409	06/15/27	2.464%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(5,200)	—	(5,200)	Standard Chartered Bank
MYR	920	12/21/31	3.271%(Q)	3 Month KLIBOR(2)(Q)	(12,846)	(7)	(12,839)	Bank of America, N.A.

					$81,114	$(7)	$81,121

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
(3)	The Portfolio pays the floating rate of 1 Month LIBOR plus 9.00 bps monthly and receives the floating rate of 3 Month LIBOR Quarterly.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$(122,366)	$150,570	$(154,847)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Bank of America, N.A.	$1,765,749	$—
Goldman Sachs & Co. LLC	—	1,291,171
Morgan Stanley	618,685	593,939

Total	$2,384,434	$1,885,110

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Canada	$—	$216,148	$—

SEE NOTES TO FINANCIAL STATEMENTS.
A209

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Asset-Backed Securities (continued)
Cayman Islands	$—	$10,001,265	$—
United States	—	7,431,987	—
Commercial Mortgage-Backed Securities
United States	—	1,935,643	—
Corporate Bonds
Australia	—	1,733,970	—
Austria	—	93,788	—
Belgium	—	344,545	—
Bermuda	—	152,259	—
Brazil	—	513,567	—
Canada	—	10,042,342	—
Cayman Islands	—	5,965	—
Chile	—	295,490	—
China	—	1,296,269	—
Denmark	—	698,186	—
Finland	—	149,744	—
France	—	4,878,637	—
Germany	—	3,539,774	—
Guatemala	—	37,061	—
India	—	188,964	—
Ireland	—	1,160,759	—
Israel	—	64,273	—
Italy	—	1,972,946	—
Japan	—	368,706	—
Luxembourg	—	831,488	—
Malaysia	—	188,550	—
Mexico	—	796,571	—
Netherlands	—	4,362,951	—
Norway	—	140,846	—
Panama	—	251,852	—
Peru	—	17,571	—
Portugal	—	80,852	—
Qatar	—	485,231	—
Saudi Arabia	—	341,464	—
South Africa	—	166,426	—
South Korea	—	188,843	—
Spain	—	1,814,255	—
Supranational Bank	—	1,553,894	—
Sweden	—	763,573	—
Switzerland	—	2,572,664	—
United Arab Emirates	—	404,082	—
United Kingdom	—	7,690,662	—
United States	—	38,610,995	—
Venezuela	—	758,983	—
Municipal Bonds
California	—	490,079	—
New York	—	194,058	—
North Carolina	—	321,216	—
Residential Mortgage-Backed Securities
Bermuda	—	1,043,970	—
United Kingdom	—	34,949	—
United States	—	5,998,282	—
Sovereign Bonds
Australia	—	7,394,135	—
Austria	—	2,325,285	—
Belgium	—	2,479,711	—
Canada	—	8,572,243	—
China	—	2,896,047	—

SEE NOTES TO FINANCIAL STATEMENTS.
A210

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Sovereign Bonds (continued)
Colombia	$—	$376,854	$—
Croatia	—	135,918	—
Czech Republic	—	278,098	—
Denmark	—	462,759	—
Ecuador	—	1,737	—
El Salvador	—	37,953	—
Finland	—	494,769	—
France	—	8,930,852	—
Germany	—	9,314,729	—
Greece	—	62,094	—
Hungary	—	110,293	—
Indonesia	—	1,944,930	—
Ireland	—	765,893	—
Israel	—	470,776	—
Italy	—	6,950,473	—
Ivory Coast	—	261,402	—
Japan	—	28,643,957	—
Malaysia	—	1,095,895	—
Mexico	—	897,413	—
Netherlands	—	1,107,107	—
New Zealand	—	2,518,046	—
Nigeria	—	123,766	—
Norway	—	559,214	—
Panama	—	286,258	—
Peru	—	97,761	—
Philippines	—	173,496	—
Poland	—	256,948	—
Portugal	—	473,363	—
Romania	—	458,228	—
Saudi Arabia	—	166,464	—
Singapore	—	625,444	—
Slovenia	—	53,740	—
South Africa	—	199,078	—
South Korea	—	4,937,158	—
Spain	—	3,176,325	—
Supranational Bank	—	2,386,911	—
Sweden	—	179,310	—
Switzerland	—	1,275,770	—
Thailand	—	641,656	—
Turkey	—	143,513	—
Ukraine	—	49,000	—
United Kingdom	—	6,171,665	—
Uruguay	—	42,533	—
U.S. Government Agency Obligations	—	38,799,164	—
U.S. Treasury Obligations	—	39,645,158	—
Exchange-Traded Funds	9,544,032	—	—
Short-Term Investments
Affiliated Mutual Fund	808,145	—	—
Commercial Paper	—	1,299,400	—
Foreign Treasury Obligations
Japan	—	7,023,688	—
U.S. Treasury Obligation	—	374,804	—
Unaffiliated Funds	4,401,828	—	—
Options Purchased	—	32,827	—

Total#	$14,754,005	$315,408,606	$—

SEE NOTES TO FINANCIAL STATEMENTS.
A211

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Level 1	Level 2	Level 3
Liabilities
Options Written	$—	$(194,844)	$—

Other Financial Instruments*
Assets
Futures Contracts	$746,967	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	7,872,235	—
OTC Cross Currency Exchange Contracts	—	24,535	—
OTC Inflation Swap Agreements	—	5,901	—
Centrally Cleared Interest Rate Swap Agreements	—	2,129,136	—
OTC Interest Rate Swap Agreements	—	144,669	—

Total	$746,967	$10,176,476	$—

Liabilities
Futures Contracts	$(562,041)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(3,968,056)	—
OTC Cross Currency Exchange Contracts	—	(9,726)	—
Centrally Cleared Credit Default Swap Agreements	—	(200,971)	—
OTC Credit Default Swap Agreements	—	(209,293)	—
OTC Inflation Swap Agreements	—	(4,365)	—
Centrally Cleared Interest Rate Swap Agreements	—	(2,546,680)	—
OTC Interest Rate Swap Agreements	—	(63,555)	—

Total	$(562,041)	$(7,002,646)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

#

As of June 30, 2022, a private investment company with a fair value of $465,879 (0.14% of net assets) has not been categorized in the fair value hierarchy as this private investment company was measured using the net asset value per share as a practical expedient for the AST Global Bond Portfolio.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2022 were as follows:

Sovereign Bonds	33.9%
U.S. Treasury Obligations	12.2
U.S. Government Agency Obligations	11.9
Banks	8.8
Diversified Financial Services	3.5
Collateralized Loan Obligations	3.1
Exchange-Traded Funds	2.9
Residential Mortgage-Backed Securities	2.3
Foreign Treasury Obligations	2.1
Unaffiliated Funds	1.3
Oil & Gas	1.3
Automobiles	1.2
Electric	1.1
Auto Manufacturers	1.0
Telecommunications	0.9
Pipelines	0.9
Insurance	0.8
Consumer Loans	0.7
Real Estate Investment Trusts (REITs)	0.7
Commercial Mortgage-Backed Securities	0.6
Healthcare-Services	0.5
Semiconductors	0.5
Real Estate	0.5

Multi-National	0.5%
Media	0.4
Internet	0.4
Commercial Paper	0.4
Pharmaceuticals	0.4
Healthcare-Products	0.4
Mining	0.4
Aerospace & Defense	0.4
Entertainment	0.3
Computers	0.3
Municipal Bonds	0.3
Commercial Services	0.3
Software	0.3
Retail	0.3
Agriculture	0.3
Affiliated Mutual Fund (0.2% represents investments purchased with collateral from securities on loan)	0.3
Chemicals	0.2
Foods	0.2
Cosmetics/Personal Care	0.2
Transportation	0.2
Student Loans	0.2
Engineering & Construction	0.2

SEE NOTES TO FINANCIAL STATEMENTS.
A212

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Industry Classification (continued):

Beverages	0.2%
Savings & Loans	0.2
Water	0.1
Lodging	0.1
Gas	0.1
Packaging & Containers	0.1
Auto Parts & Equipment	0.1
Leisure Time	0.1
Forest Products & Paper	0.1
Home Builders	0.1
Collateralized Debt Obligation	0.1
Airlines	0.1
Machinery-Diversified	0.0	*
Building Materials	0.0	*
Trucking & Leasing	0.0	*

Miscellaneous Manufacturing	0.0	*%
Iron/Steel	0.0	*
Toys/Games/Hobbies	0.0	*
Home Equity Loans	0.0	*
Apparel	0.0	*
Options Purchased	0.0	*
Biotechnology	0.0	*

	101.0
Options Written	(0.1)
Liabilities in excess of other assets	(0.9)

	100.0%

* Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—	Due from/to broker-variation margin swaps	$200,971*
Credit contracts	—	—	Premiums received for OTC swap agreements	122,359
Credit contracts	—	—	Unrealized depreciation on OTC swap agreements	86,934
Foreign exchange contracts	Due from/to broker-variation margin futures	305,024*	—	—
Foreign exchange contracts	Unaffiliated investments	21,109	Options written outstanding, at value	14,465
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	24,535	Unrealized depreciation on OTC cross currency exchange contracts	9,726
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	7,872,235	Unrealized depreciation on OTC forward foreign currency exchange contracts	3,968,056
Interest rate contracts	Due from/to broker-variation margin futures	441,943*	Due from/to broker-variation margin futures	562,041*
Interest rate contracts	Due from/to broker-variation margin swaps	2,129,136*	Due from/to broker-variation margin swaps	2,546,680*
Interest rate contracts	—	—	Premiums received for OTC swap agreements	7
Interest rate contracts	Unaffiliated investments	11,718	Options written outstanding, at value	180,379
Interest rate contracts	Unrealized appreciation on OTC swap agreements	150,570	Unrealized depreciation on OTC swap agreements	67,913

		$10,956,270		$7,759,531

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.
A213

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$26,821
Foreign exchange contracts	5,348	277,762	745,532	14,262,120	—
Interest rate contracts	(90,839)	(533,805)	649,704	—	(813,297)

Total	$(85,491)	$(256,043)	$1,395,236	$14,262,120	$(786,476)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$(314,758)
Equity contracts	—	—	(7,544)	—	—
Foreign exchange contracts	(73,571)	8,180	402,135	3,406,171	—
Interest rate contracts	(63,745)	46,963	(475,329)	—	(1,169,857)

Total	$(137,316)	$55,143	$(80,738)	$3,406,171	$(1,484,615)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2022, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 280,068
Options Written (2)	89,654,330
Futures Contracts - Long Positions (2)	65,242,387
Futures Contracts - Short Positions (2)	97,125,725
Forward Foreign Currency Exchange Contracts - Purchased (3)	157,369,997
Forward Foreign Currency Exchange Contracts - Sold (3)	337,150,743
Cross Currency Exchange Contracts (4)	1,639,952
Interest Rate Swap Agreements (2)	392,696,587
Credit Default Swap Agreements - Buy Protection (2)	2,547,148
Credit Default Swap Agreements - Sell Protection (2)	23,493,690
Inflation Swap Agreements (2)	1,029,602
*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2022.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.
A214

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$786,838	$(786,838)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Australia and New Zealand Banking Group Ltd.(3)	$31,949	$—	$31,949	$—	$31,949
Bank of America, N.A.(3)	34,804	(46,927)	(12,123)	—	(12,123)
Bank of America, N.A.(4)	—	(28,128)	(28,128)	—	(28,128)
Bank of America, N.A.(5)	512,960	(225,147)	287,813	—	287,813
Barclays Bank PLC(3)	29,743	(131,546)	(101,803)	—	(101,803)
BNP Paribas S.A.(3)	98,596	(67,044)	31,552	—	31,552
BNP Paribas S.A.(5)	87,322	—	87,322	—	87,322
Citibank, N.A.(3)	172,456	(231,417)	(58,961)	—	(58,961)
Citibank, N.A.(4)	257	(29,592)	(29,335)	29,335	—
Citibank, N.A.(5)	1,041,276	(601,746)	439,530	—	439,530
Credit Suisse International(3)	1,005	(9,825)	(8,820)	—	(8,820)
Deutsche Bank AG(3)	1,768	(94,774)	(93,006)	93,006	—
Deutsche Bank AG(4)	5,937	(82,121)	(76,184)	—	(76,184)
Deutsche Bank AG(5)	323,655	(204,206)	119,449	(60,000)	59,449
Goldman Sachs International(3)	634,062	(121,190)	512,872	—	512,872
Goldman Sachs International(5)	—	(4,140)	(4,140)	—	(4,140)
HSBC Bank USA, N.A.(3)	232,363	(91,859)	140,504	—	140,504
JPMorgan Chase Bank, N.A.(3)	332,708	(166,401)	166,307	—	166,307
JPMorgan Chase Bank, N.A.(4)	1,810,030	(839,118)	970,912	(140,000)	830,912
JPMorgan Chase Bank, N.A.(5)	1,959,120	(821,098)	1,138,022	(248,000)	890,022
Morgan Stanley & Co. International PLC(3)	335,995	(166,160)	169,835	—	169,835
Morgan Stanley & Co. International PLC(4)	100	(145,158)	(145,058)	145,058	—
Morgan Stanley & Co. International PLC(5)	1,722	(81)	1,641	—	1,641
Royal Bank of Scotland International(3)	6,030	(56)	5,974	—	5,974
Standard Chartered Bank(3)	112,506	(106,652)	5,854	—	5,854
Standard Chartered Bank(5)	—	(5,200)	(5,200)	—	(5,200)
The Bank of New York Mellon Corp.(3)	28,932	(56,139)	(27,207)	—	(27,207)
UBS AG(3)	284,871	(174,114)	110,757	—	110,757

	$8,080,167	$(4,449,839)	$3,630,328	$(180,601)	$3,449,727

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.
(3)	AllianceBernstein L.P.
(4)	Goldman Sachs Asset Management, L.P.
(5)	Wellington Management Company, LLP

SEE NOTES TO FINANCIAL STATEMENTS.
A215

AST GLOBAL BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited) as of June 30, 2022	STATEMENT OF OPERATIONS (unaudited) Six Months Ended June 30, 2022

ASSETS
Investments at value, including securities on loan of $786,838:
Unaffiliated investments (cost $376,089,147)	$329,820,345
Affiliated investments (cost $808,226)	808,145
Cash segregated for counterparty — OTC	565,786
Unrealized appreciation on OTC forward foreign currency exchange contracts	7,872,235
Receivable for investments sold	7,295,824
Deposit with broker for centrally cleared/exchange-traded derivatives	2,384,434
Dividends and interest receivable	1,582,693
Tax reclaim receivable	610,846
Due from broker-variation margin futures	259,842
Unrealized appreciation on OTC swap agreements	150,570
Due from broker-variation margin swaps	148,437
Unrealized appreciation on OTC cross currency exchange contracts	24,535
Receivable for Portfolio shares sold	20,063
Prepaid expenses	4,465

Total Assets	351,548,220

LIABILITIES
Payable to custodian	11,247,558
Unrealized depreciation on OTC forward foreign currency exchange contracts	3,968,056
Payable for Portfolio shares purchased	3,624,134
Payable for investments purchased	3,280,412
Payable to broker for collateral for securities on loan	807,246
Options written outstanding, at value (premiums received $411,311)	194,844
Payable to affiliate	184,593
Accrued expenses and other liabilities	176,578
Unrealized depreciation on OTC swap agreements	154,847
Due to broker-variation margin futures	143,354
Cash segregated from counterparty — OTC	140,000
Premiums received for OTC swap agreements	122,366
Management fee payable	61,663
Unrealized depreciation on OTC cross currency exchange contracts	9,726
Distribution fee payable	9,014
Affiliated transfer agent fee payable	512
Trustees’ fees payable	347

Total Liabilities	24,125,250

NET ASSETS	$327,422,970

Net assets were comprised of:
Partners’ Equity	$327,422,970

Net asset value and redemption price per share, $327,422,970 / 29,984,551 outstanding shares of beneficial interest	$10.92

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $98,965 foreign withholding tax, of which $89,717 is reimbursable by an affiliate)	$2,049,956
Unaffiliated dividend income	45,781
Income from securities lending, net (including affiliated income of $1,783)	4,531
Affiliated dividend income	273

Total income	2,100,541

EXPENSES
Management fee	1,245,126
Distribution fee	488,194
Custodian and accounting fees	127,539
Audit fee	44,630
Legal fees and expenses	12,848
Trustees’ fees	7,417
Shareholders’ reports	6,892
Transfer agent’s fees and expenses (including affiliated expense of $1,483)	3,725
Miscellaneous	45,745

Total expenses	1,982,116
Less: Fee waiver and/or expense reimbursement	(340,382)

Net expenses	1,641,734

NET INVESTMENT INCOME (LOSS)	458,807

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(330))	(15,415,407)
Futures transactions	1,395,236
Forward and cross currency contract transactions	14,262,120
Options written transactions	(256,043)
Swap agreements transactions	(786,476)
Foreign currency transactions	(11,444,238)

(12,244,808)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(81))	(33,170,274)
Futures	(80,738)
Forward and cross currency contracts	3,406,171
Options written	55,143
Swap agreements	(1,484,615)
Foreign currencies	309,706

(30,964,607)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(43,209,415)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(42,750,608)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$458,807	$12,500,186
Net realized gain (loss) on investment and foreign currency transactions	(12,244,808)	99,021,361
Net capital gain distributions received	—	43,162
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(30,964,607)	(168,241,796)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(42,750,608)	(56,677,087)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [2,660,523 and 24,462,434 shares, respectively]	30,435,516	295,587,272
Portfolio shares purchased [10,718,670 and 316,928,876 shares, respectively]	(122,087,404)	(3,847,208,482)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(91,651,888)	(3,551,621,210)

TOTAL INCREASE (DECREASE)	(134,402,496)	(3,608,298,297)
NET ASSETS:
Beginning of period	461,825,466	4,070,123,763

End of period	$327,422,970	$461,825,466

SEE NOTES TO FINANCIAL STATEMENTS.
A216

AST GLOBAL BOND PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended		Year Ended December 31,
	June 30, 2022		2021	2020	2019		2018		2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$12.14		$12.31	$11.79	$11.02		$10.65		$10.39

Income (Loss) From Investment Operations:
Net investment income (loss)	0.01		0.06	0.07	0.11		0.11		0.10
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.23)		(0.23)	0.45	0.66		0.26		0.16

Total from investment operations	(1.22)		(0.17)	0.52	0.77		0.37		0.26

Capital Contributions	—		—	—	—	(b)(c)	—	(b)(c)	—

Net Asset Value, end of period	$10.92		$12.14	$12.31	$11.79		$11.02		$10.65

Total Return(d)	(10.05)%		(1.46)%	4.50%	6.99	%(e)	3.47	%(e)	2.50%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$327		$462	$4,070	$2,556		$1,892		$2,008
Average net assets (in millions)	$394		$2,352	$2,305	$2,277		$2,006		$1,977
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.84	%(g)	0.84%	0.88%	0.90%		0.90%		0.90%
Expenses before waivers and/or expense reimbursement	1.01	%(g)	0.90%	0.90%	0.90%		0.90%		0.90%
Net investment income (loss)	0.23	%(g)	0.53%	0.58%	0.96%		1.04%		0.93%
Portfolio turnover rate(h)(i)	128%		287%	174%	78%		80%		73%

(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)	Does not include expenses of the underlying funds in which the Portfolio invests.
(g)	Annualized.
(h)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.
A217

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 75.5%

COMMON STOCKS — 48.4%
Australia — 0.1%
BHP Group Ltd.	102,261	$2,902,293
Woodside Energy Group Ltd.	18,957	416,120

		3,318,413

Austria — 0.0%
Erste Group Bank AG	24,448	617,050

Belgium — 0.3%
KBC Group NV	108,327	6,081,930

Brazil — 0.1%
Ambev SA, ADR	33,076	83,021
B3 SA - Brasil Bolsa Balcao	68,525	144,161
EDP - Energias do Brasil SA	19,023	74,297
Itau Unibanco Holding SA, ADR(a)	90,455	387,147
Localiza Rent a Car SA	17,047	170,618
Lojas Renner SA	37,551	161,944
Magazine Luiza SA	55,058	24,828
MercadoLibre, Inc.*	421	268,122
Porto Seguro SA	9,905	33,651
Raia Drogasil SA	50,112	184,325
Suzano SA	20,219	192,437
TIM SA, ADR	9,522	115,692
Vale SA, ADR	42,493	621,673
WEG SA	55,303	279,503
XP, Inc. (Class A Stock)*	2,906	52,192

		2,793,611

Canada — 0.3%
Canadian National Railway Co.	22,456	2,525,951
Fairfax Financial Holdings Ltd. (OOTC)(a)	1,469	777,241
Fairfax Financial Holdings Ltd. (TSE)	2,334	1,236,810
Ritchie Bros. Auctioneers, Inc.	16,065	1,045,189
Toronto-Dominion Bank (The)	40,750	2,672,240

		8,257,431

Chile — 0.0%
Banco Santander Chile, ADR	7,858	128,007
Cencosud SA	29,290	37,281
Cia Cervecerias Unidas SA, ADR	2,393	30,223

		195,511

China — 1.6%
Alibaba Group Holding Ltd.*	162,852	2,319,036
Amoy Diagnostics Co. Ltd. (Class A Stock)	7,200	34,448
Anhui Conch Cement Co. Ltd. (Class H Stock)	18,500	80,179
ANTA Sports Products Ltd.	14,600	179,539
Baidu, Inc., ADR*	1,503	223,541
Baoshan Iron & Steel Co. Ltd. (Class A Stock)	137,100	123,065
BeiGene Ltd., ADR*	342	55,353
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (Class A Stock)	13,100	100,719
BOE Technology Group Co. Ltd. (Class A Stock)	206,800	121,675

	Shares	Value

COMMON STOCKS (continued)
China (cont’d.)
Budweiser Brewing Co. APAC Ltd., 144A	63,400	$189,853
BYD Co. Ltd. (Class H Stock)	3,500	140,446
Chacha Food Co. Ltd. (Class A Stock)	12,900	109,626
China Conch Environment Protection Holdings Ltd.*	29,000	20,179
China Conch Venture Holdings Ltd.	29,000	63,253
China Construction Bank Corp. (Class H Stock)	1,054,000	708,979
China International Capital Corp. Ltd. (Class H Stock), 144A	69,600	148,917
China Lesso Group Holdings Ltd.	62,000	94,160
China Life Insurance Co. Ltd. (Class H Stock)	132,000	229,624
China Merchants Bank Co. Ltd. (Class H Stock)	69,000	462,304
China Overseas Land & Investment Ltd.	64,500	204,390
China Pacific Insurance Group Co. Ltd. (Class H Stock)	49,400	120,863
China Petroleum & Chemical Corp. (Class H Stock)	262,000	117,636
China Resources Land Ltd.	54,000	252,318
China Resources Mixc Lifestyle Services Ltd., 144A	13,400	66,471
China Vanke Co. Ltd. (Class H Stock)	89,800	225,769
Chongqing Brewery Co. Ltd. (Class A Stock)	3,900	85,343
Chongqing Fuling Zhacai Group Co. Ltd. (Class A Stock)	12,400	63,928
CMOC Group Ltd. (Class H Stock)	258,000	144,342
Contemporary Amperex Technology Co. Ltd. (Class A Stock)	1,000	79,669
COSCO SHIPPING Holdings Co. Ltd. (Class H Stock)	38,500	52,887
Country Garden Services Holdings Co. Ltd.	32,000	143,376
CSPC Pharmaceutical Group Ltd.	118,000	117,368
ENN Energy Holdings Ltd.	14,000	231,462
Foshan Haitian Flavouring & Food Co. Ltd. (Class A Stock)	25,793	348,198
Fuyao Glass Industry Group Co. Ltd. (Class H Stock), 144A	19,600	99,413
Ganfeng Lithium Co. Ltd. (Class H Stock), 144A	6,160	68,128
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	226,000	218,745
Guangzhou Kingmed Diagnostics Group Co. Ltd. (Class A Stock)	5,800	71,570
Haier Smart Home Co. Ltd. (Class H Stock)	72,600	268,679
Hangzhou Tigermed Consulting Co. Ltd. (Class H Stock), 144A	5,600	64,749
Han’s Laser Technology Industry Group Co. Ltd. (Class A Stock)	13,100	64,899
Hefei Meiya Optoelectronic Technology, Inc. (Class A Stock)	14,300	46,349
Huatai Securities Co. Ltd. (Class H Stock), 144A	50,600	75,155

SEE NOTES TO FINANCIAL STATEMENTS.
A218

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
China (cont’d.)
Huayu Automotive Systems Co. Ltd. (Class A Stock)	20,000	$68,752
Huazhu Group Ltd.	33,500	130,302
Huazhu Group Ltd., ADR	1,630	62,103
Hutchmed China Ltd., ADR*	1,305	16,495
Industrial & Commercial Bank of China Ltd. (Class H Stock)	563,000	334,287
Inner Mongolia Yili Industrial Group Co. Ltd. (Class A Stock)	33,301	193,915
Jade Bird Fire Co. Ltd. (Class A Stock)	16,660	68,233
JD.com, Inc. (Class A Stock)	36,629	1,171,410
Jiangsu Hengli Hydraulic Co. Ltd. (Class A Stock)	5,600	51,552
Kuaishou Technology, 144A*	6,400	71,289
Kunlun Energy Co. Ltd.	158,000	130,007
Kweichow Moutai Co. Ltd. (Class A Stock)	1,932	590,749
Laobaixing Pharmacy Chain JSC (Class A Stock)	18,148	91,722
Lenovo Group Ltd.	70,000	65,265
Longfor Group Holdings Ltd., 144A	43,500	205,952
Maxscend Microelectronics Co. Ltd. (Class A Stock)	2,080	41,943
Meituan (Class B Stock), 144A*	41,300	1,033,956
Midea Group Co. Ltd. (Class A Stock)	23,500	212,019
Minth Group Ltd.	32,000	87,364
NARI Technology Co. Ltd. (Class A Stock)	15,000	60,608
NetEase, Inc.	38,610	715,326
NIO, Inc., ADR*(a)	8,902	193,351
Nongfu Spring Co. Ltd. (Class H Stock), 144A	15,200	87,306
NXP Semiconductors NV(a)	91,464	13,539,416
Oppein Home Group, Inc. (Class A Stock)	7,100	159,788
Pharmaron Beijing Co. Ltd. (Class H Stock), 144A	14,800	148,290
PICC Property & Casualty Co. Ltd. (Class H Stock)	210,000	218,283
Pinduoduo, Inc., ADR*(a)	4,549	281,128
Ping An Bank Co. Ltd. (Class A Stock)*	69,700	155,899
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	122,000	827,774
Postal Savings Bank of China Co. Ltd. (Class H Stock), 144A	176,000	139,786
Qingdao Haier Biomedical Co. Ltd. (Class A Stock)	7,929	86,362
Shanghai Baosight Software Co. Ltd. (Class A Stock)	10,800	88,169
Shanghai Liangxin Electrical Co. Ltd. (Class A Stock)*	27,800	68,724
Shanghai Putailai New Energy Technology Co. Ltd. (Class A Stock)	6,400	80,439
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (Class A Stock)	2,600	121,633
Silergy Corp.	2,000	160,802
Skshu Paint Co. Ltd. (Class A Stock)*	6,600	127,690
Sunny Optical Technology Group Co. Ltd.	11,000	179,258

	Shares	Value

COMMON STOCKS (continued)
China (cont’d.)
Tencent Holdings Ltd.	129,700	$5,819,746
Tingyi Cayman Islands Holding Corp.	34,000	58,215
Tongwei Co. Ltd. (Class A Stock)	20,500	183,500
Trip.com Group Ltd., ADR*	3,113	85,452
Wanhua Chemical Group Co. Ltd. (Class A Stock)	9,000	130,556
Wuliangye Yibin Co. Ltd. (Class A Stock)	5,700	172,065
WuXi AppTec Co. Ltd. (Class H Stock), 144A	10,964	146,203
Wuxi Biologics Cayman, Inc., 144A*	63,000	577,432
Xinyi Solar Holdings Ltd.	126,000	196,389
XPeng, Inc. (Class A Stock)*	9,848	158,816
Yum China Holdings, Inc. (OOTC)(a)	5,822	282,367
Yum China Holdings, Inc. (XHKG)	2,450	121,291
Yunnan Energy New Material Co. Ltd. (Class A Stock)	2,000	74,759
Zhejiang Dingli Machinery Co. Ltd. (Class A Stock)	7,200	54,414
Zhejiang Weixing New Building Materials Co. Ltd. (Class A Stock)	33,770	121,381
Zijin Mining Group Co. Ltd. (Class H Stock)	168,000	204,654

		39,091,190

Colombia — 0.0%
Ecopetrol SA, ADR(a)	6,853	74,424

Denmark — 1.1%
Carlsberg A/S (Class B Stock)	48,334	6,186,509
Coloplast A/S (Class B Stock)	10,935	1,253,558
Genmab A/S*	4,039	1,312,154
Jyske Bank A/S*	20,543	1,008,676
Novo Nordisk A/S (Class B Stock)	136,659	15,203,442
Pandora A/S	11,934	757,815
Royal Unibrew A/S	5,055	450,476

		26,172,630

Finland — 0.2%
Neste OYJ	20,797	921,337
Nokia OYJ	331,960	1,538,916
Nordea Bank Abp	142,842	1,256,130

		3,716,383

France — 1.9%
Airbus SE	67,057	6,527,424
BNP Paribas SA	81,143	3,889,016
Capgemini SE	40,354	6,903,625
L’Oreal SA	6,019	2,080,260
LVMH Moet Hennessy Louis Vuitton SE	20,205	12,320,052
Safran SA	33,097	3,268,602
Thales SA	6,137	752,687
TotalEnergies SE	39,408	2,074,716
Vinci SA	88,006	7,847,724

		45,664,106

Germany — 1.0%
adidas AG	6,036	1,067,685

SEE NOTES TO FINANCIAL STATEMENTS.
A219

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Germany (cont’d.)
Allianz SE	24,457	$4,676,343
Bayer AG	30,482	1,812,463
Brenntag SE	22,334	1,456,783
Deutsche Boerse AG	10,885	1,823,024
Deutsche Post AG	75,416	2,833,732
Deutsche Telekom AG	105,948	2,104,284
DWS Group GmbH & Co. KGaA, 144A	2,203	57,732
GFT Technologies SE	21,925	869,347
Mercedes-Benz Group AG	25,165	1,455,906
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,985	1,408,362
RWE AG	159,322	5,876,228

		25,441,889

Greece — 0.0%
Hellenic Telecommunications Organization SA	7,733	138,585
OPAP SA	9,428	135,496

		274,081

Hong Kong — 0.3%
AIA Group Ltd.	380,600	4,132,741
Hong Kong Exchanges & Clearing Ltd.	53,000	2,609,078
Jardine Matheson Holdings Ltd.	1,400	73,523
Orient Overseas International Ltd.	1,500	39,843
Techtronic Industries Co. Ltd.	23,500	245,382

		7,100,567

Hungary — 0.0%
OTP Bank Nyrt	5,152	115,172
Richter Gedeon Nyrt	3,776	68,321

		183,493

India — 0.5%
ACC Ltd.	3,080	83,067
Apollo Hospitals Enterprise Ltd.	3,794	177,441
Axis Bank Ltd.*	19,737	159,448
Bharat Petroleum Corp. Ltd.	34,840	136,450
Biocon Ltd.	18,642	72,933
Britannia Industries Ltd.	4,771	209,554
Dabur India Ltd.	12,914	81,320
Dr. Reddy’s Laboratories Ltd.	1,090	60,795
Eicher Motors Ltd.	2,581	91,589
GAIL India Ltd.	41,848	71,873
HDFC Bank Ltd., ADR(a)	58,010	3,188,230
HDFC Life Insurance Co. Ltd., 144A	28,907	201,573
Hindalco Industries Ltd.	31,823	137,200
Hindustan Unilever Ltd.	13,447	380,362
Housing Development Finance Corp. Ltd.	123,015	3,394,199
ICICI Bank Ltd.	61,115	549,492
Infosys Ltd., ADR(a)	58,254	1,078,281
Kotak Mahindra Bank Ltd.	11,841	249,493
Larsen & Toubro Ltd.	8,649	171,247
Maruti Suzuki India Ltd.	2,720	292,960
NTPC Ltd.	94,373	171,173
Oil & Natural Gas Corp. Ltd.	67,388	129,591

	Shares	Value

COMMON STOCKS (continued)
India (cont’d.)
Petronet LNG Ltd.	45,716	$125,913
Power Grid Corp. of India Ltd.	49,840	133,955
Reliance Industries Ltd.*	30,795	1,014,294
Shriram Transport Finance Co. Ltd.	8,890	144,951
Tata Consultancy Services Ltd.	9,575	396,800
Tata Consumer Products Ltd.	6,542	58,732
Tata Steel Ltd.	7,664	84,450
UltraTech Cement Ltd.	1,816	129,470
UPL Ltd.	9,433	75,713

		13,252,549

Indonesia — 0.1%
Bank Central Asia Tbk PT	4,592,500	2,236,055
Bank Rakyat Indonesia Persero Tbk PT	1,905,107	531,488
Telkom Indonesia Persero Tbk PT	1,026,900	276,037
Unilever Indonesia Tbk PT	284,400	91,153

		3,134,733

Italy — 0.1%
UniCredit SpA	154,029	1,469,906

Japan — 1.1%
Allegro MicroSystems, Inc.*	22,550	466,560
Bridgestone Corp.	89,000	3,245,212
FANUC Corp.	14,200	2,225,576
Honda Motor Co. Ltd.	119,300	2,867,007
Hoya Corp.	41,800	3,596,189
Keyence Corp.	4,200	1,425,912
Shin-Etsu Chemical Co. Ltd.	31,800	3,579,018
Sony Group Corp.	25,900	2,106,929
Tokio Marine Holdings, Inc.	78,400	4,605,278
Tokyo Electron Ltd.	7,700	2,532,607

		26,650,288

Kuwait — 0.0%
National Bank of Kuwait SAKP	43,035	146,447

Luxembourg — 0.0%
ArcelorMittal SA	50,643	1,141,125

Macau — 0.0%
Sands China Ltd.*	33,200	80,454

Malaysia — 0.0%
CIMB Group Holdings Bhd	75,200	84,620
Malayan Banking Bhd	36,700	71,554
Petronas Chemicals Group Bhd	80,300	164,054
Public Bank Bhd	235,100	233,181
Tenaga Nasional Bhd	44,300	80,260

		633,669

Mexico — 0.1%
America Movil SAB de CV (Class L Stock)	371,348	380,036
Fomento Economico Mexicano SAB de CV, ADR	3,247	219,140
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	13,401	187,346
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	8,614	169,804

SEE NOTES TO FINANCIAL STATEMENTS.
A220

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Mexico (cont’d.)
Grupo Financiero Banorte SAB de CV (Class O Stock)	61,580	$344,195
Grupo Mexico SAB de CV (Class B Stock)	44,531	185,591
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	43,765	59,414
Wal-Mart de Mexico SAB de CV	127,827	439,873

		1,985,399

Netherlands — 0.5%
Adyen NV, 144A*	551	801,755
ASM International NV	3,972	998,227
ASML Holding NV	4,404	2,096,064
Koninklijke Ahold Delhaize NV	92,148	2,403,108
NN Group NV	31,013	1,409,064
Shell PLC	154,366	3,985,181

		11,693,399

Norway — 0.1%
Equinor ASA	45,746	1,596,375

Peru — 0.0%
Credicorp Ltd.	2,407	288,623

Philippines — 0.0%
AC Energy Corp.	15,270	2,237
Ayala Corp.	5,090	55,637
Ayala Land, Inc.	119,900	55,683
International Container Terminal Services, Inc.	28,530	95,546

		209,103

Poland — 0.0%
Allegro.eu SA, 144A*	4,436	23,688
Dino Polska SA, 144A*	2,431	173,268
Powszechny Zaklad Ubezpieczen SA	16,595	111,441

		308,397

Qatar — 0.0%
Industries Qatar QSC	22,625	99,070
Qatar National Bank QPSC	59,586	326,819

		425,889

Russia — 0.0%
Gazprom PJSC, ADR^	82,720	8
Magnitogorsk Iron & Steel Works PJSC^	112,615	—
MMC Norilsk Nickel PJSC, ADR^	14,398	2
Novatek PJSC^	5,822	1
Rosneft Oil Co. PJSC, GDR^	30,688	3
Sberbank of Russia PJSC, ADR*^(a)	29,379	3
Severstal PAO, GDR^	11,949	1
TCS Group Holding PLC, GDR*^	2,342	—
X5 Retail Group NV, GDR^	7,231	1

		19

Saudi Arabia — 0.1%
Al Rajhi Bank	24,524	539,805
Alinma Bank	27,446	244,329
Almarai Co. JSC	7,633	106,596

	Shares	Value

COMMON STOCKS (continued)
Saudi Arabia (cont’d.)
BinDawood Holding Co.	2,686	$64,460
Etihad Etisalat Co.	10,151	94,743
SABIC Agri-Nutrients Co.	4,822	177,279
Saudi Arabian Oil Co., 144A	10,986	113,625
Saudi Basic Industries Corp.	9,156	248,278
Saudi National Bank (The)	28,156	494,979
Saudi Telecom Co.	5,527	143,314

		2,227,408

Singapore — 0.1%
BOC Aviation Ltd., 144A	7,100	59,700
DBS Group Holdings Ltd.	114,700	2,454,417
Sea Ltd., ADR*(a)	6,316	422,288

		2,936,405

South Africa — 0.2%
Anglo American PLC	72,524	2,593,950
Bid Corp. Ltd.	15,802	298,290
Bidvest Group Ltd. (The)	15,029	194,223
Capitec Bank Holdings Ltd.	2,815	342,792
Clicks Group Ltd.	7,832	131,914
FirstRand Ltd.	77,062	295,358
Foschini Group Ltd. (The)	7,505	56,371
Gold Fields Ltd.	4,216	39,201
MTN Group Ltd.	11,372	92,298
Naspers Ltd. (Class N Stock)	2,296	336,546
Nedbank Group Ltd.	12,251	156,144
Sanlam Ltd.	54,615	177,743
Sasol Ltd.*	4,423	101,661
SPAR Group Ltd. (The)	12,584	107,060
Standard Bank Group Ltd.	16,064	153,137
Vodacom Group Ltd.	12,868	103,911

		5,180,599

South Korea — 0.5%
BGF retail Co. Ltd.	408	59,347
Delivery Hero SE, 144A*	20,016	747,195
Hana Financial Group, Inc.	5,219	158,774
Hankook Tire & Technology Co. Ltd.	2,584	65,808
Hyundai Glovis Co. Ltd.	1,154	160,365
Hyundai Mobis Co. Ltd.	612	94,195
Hyundai Motor Co.	804	110,977
JYP Entertainment Corp.	2,055	76,455
Kakao Corp.	3,431	185,390
KB Financial Group, Inc.	6,749	250,318
Kia Corp.	5,006	299,584
KIWOOM Securities Co. Ltd.	806	51,521
LG Chem Ltd.	1,114	443,873
LG H&H Co. Ltd.	371	194,493
Mando Corp.	1,502	55,245
NAVER Corp.	2,568	473,410
NCSoft Corp.	448	120,676
POSCO Holdings, Inc.	1,288	228,997
Samsung Biologics Co. Ltd., 144A*	230	139,909
Samsung Electro-Mechanics Co. Ltd.	1,034	104,144
Samsung Electronics Co. Ltd.	9,444	415,094
Samsung Electronics Co. Ltd., GDR	5,038	5,494,050

SEE NOTES TO FINANCIAL STATEMENTS.
A221

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
South Korea (cont’d.)
Samsung Fire & Marine Insurance Co. Ltd.	927	$143,892
Samsung SDI Co. Ltd.	249	103,151
Shinhan Financial Group Co. Ltd.	8,698	248,295
SK Hynix, Inc.	6,603	463,205
SK Innovation Co. Ltd.*	1,193	177,917
SK Telecom Co. Ltd.	1,431	57,341
SK, Inc.	466	77,075
SKC Co. Ltd.	1,003	103,479
S-Oil Corp.	2,114	169,266

		11,473,441

Spain — 0.2%
Ence Energia y Celulosa SA	218,475	747,368
Fluidra SA	17,780	360,599
Iberdrola SA	313,746	3,253,109

		4,361,076

Sweden — 0.3%
Atlas Copco AB (Class A Stock)	140,408	1,313,234
Hexatronic Group AB(a)	82,580	615,220
Surgical Science Sweden AB*	25,187	377,762
Volvo AB (Class B Stock)	270,386	4,200,247

		6,506,463

Switzerland — 0.4%
Lonza Group AG	2,927	1,558,987
Novartis AG	39,503	3,338,524
SGS SA	647	1,479,261
Sika AG	4,088	941,694
Zurich Insurance Group AG	5,299	2,302,197

		9,620,663

Taiwan — 0.7%
Accton Technology Corp.	15,000	120,592
Advantech Co. Ltd.	16,496	191,624
ASE Technology Holding Co. Ltd.	63,000	161,517
Cathay Financial Holding Co. Ltd.	56,000	95,743
Chailease Holding Co. Ltd.	32,791	229,588
CTBC Financial Holding Co. Ltd.	253,000	213,547
Delta Electronics, Inc.	67,000	499,117
E.Sun Financial Holding Co. Ltd.	219,000	213,325
Eclat Textile Co. Ltd.	8,000	111,687
eMemory Technology, Inc.	1,000	34,778
Evergreen Marine Corp. Taiwan Ltd.	22,000	62,719
Fubon Financial Holding Co. Ltd.	69,200	139,025
Giant Manufacturing Co. Ltd.	9,000	72,444
Hon Hai Precision Industry Co. Ltd.	77,000	282,891
Largan Precision Co. Ltd.	1,000	58,214
MediaTek, Inc.	7,000	153,217
Nan Ya Plastics Corp.	77,000	214,821
Nan Ya Printed Circuit Board Corp.	10,000	88,222
Nanya Technology Corp.	38,000	63,499
Nien Made Enterprise Co. Ltd.	7,000	68,973
Novatek Microelectronics Corp.	12,000	121,704
Powertech Technology, Inc.	19,000	56,204
President Chain Store Corp.*	18,000	164,830
Quanta Computer, Inc.	31,000	83,202

	Shares	Value

COMMON STOCKS (continued)
Taiwan (cont’d.)
Realtek Semiconductor Corp.	13,000	$159,227
Taiwan Semiconductor Manufacturing Co. Ltd.	267,000	4,271,319
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	88,757	7,255,885
Taiwan Union Technology Corp.	29,000	54,538
Uni-President Enterprises Corp.	94,000	211,707
United Microelectronics Corp.	55,000	73,082
Vanguard International Semiconductor Corp.	27,000	69,622
Wiwynn Corp.	4,000	93,693
Yang Ming Marine Transport Corp.	27,000	75,276
Yuanta Financial Holding Co. Ltd.	275,920	182,943

		15,948,775

Thailand — 0.1%
Airports of Thailand PCL, NVDR*	81,500	163,974
Indorama Ventures PCL, NVDR	63,200	84,233
Minor International PCL, NVDR*	117,300	112,891
PTT Exploration & Production PCL, NVDR	49,500	223,509
PTT Global Chemical PCL, NVDR	100,600	129,988
PTT PCL, NVDR	109,800	105,804
SCB X PCL, NVDR	56,200	165,892
Siam Cement PCL (The)	14,700	155,670
Thai Oil PCL	64,000	93,323

		1,235,284

Turkey — 0.0%
Ford Otomotiv Sanayi A/S	3,076	49,403

United Arab Emirates — 0.0%
Dubai Islamic Bank PJSC	69,338	108,676
Emaar Properties PJSC	88,354	125,269
Emirates Telecommunications Group Co. PJSC	14,645	104,047
First Abu Dhabi Bank PJSC	21,231	108,571

		446,563

United Kingdom — 0.6%
BP PLC	747,930	3,525,589
Diageo PLC	73,125	3,148,896
Linde PLC	15,715	4,504,530
Persimmon PLC	46,234	1,047,376
RELX PLC	82,768	2,236,587

		14,462,978

United States — 35.8%
AbbVie, Inc.	141,136	21,616,390
Advanced Micro Devices, Inc.*	46,543	3,559,143
Airbnb, Inc. (Class A Stock)*	2,270	202,212
Alaska Air Group, Inc.*	15,585	624,179
Albertson’s Cos., Inc. (Class A Stock)	31,231	834,492
Alleghany Corp.*	2,315	1,928,627
Alnylam Pharmaceuticals, Inc.*	4,742	691,621
Alphabet, Inc. (Class A Stock)*	4,914	10,708,884
Alphabet, Inc. (Class C Stock)*	3,221	7,045,776
Amazon.com, Inc.*	254,453	27,025,453
American Electric Power Co., Inc.(a)	14,742	1,414,347

SEE NOTES TO FINANCIAL STATEMENTS.
A222

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
United States (cont’d.)
American Express Co.	52,411	$7,265,213
American Homes 4 Rent (Class A Stock), REIT	49,702	1,761,439
American International Group, Inc.	18,816	962,062
Ameriprise Financial, Inc.	7,744	1,840,594
AmerisourceBergen Corp.	20,310	2,873,459
AMETEK, Inc.	9,836	1,080,878
Analog Devices, Inc.	41,538	6,068,286
Apple Hospitality REIT, Inc., REIT(a)	59,433	871,882
Apple, Inc.	152,646	20,869,761
AptarGroup, Inc.	11,989	1,237,385
Arista Networks, Inc.*	9,065	849,753
Arthur J. Gallagher & Co.	19,732	3,217,105
Atmos Energy Corp.(a)	10,895	1,221,330
AutoZone, Inc.*	1,964	4,220,872
Axalta Coating Systems Ltd.*	76,373	1,688,607
Baker Hughes Co.(a)	208,844	6,029,326
Bank of America Corp.	460,711	14,341,933
Bath & Body Works, Inc.(a)	27,106	729,694
BellRing Brands, Inc.*(a)	39,277	977,605
Berkshire Hathaway, Inc. (Class B Stock)*	20,981	5,728,233
Best Buy Co., Inc.(a)	16,541	1,078,308
BJ’s Wholesale Club Holdings, Inc.*	21,790	1,357,953
Black Knight, Inc.*	16,990	1,110,976
BlackRock, Inc.	7,032	4,282,769
Blackstone, Inc.(a)	16,609	1,515,239
Booking Holdings, Inc.*	3,218	5,628,250
Boston Scientific Corp.*	268,094	9,991,863
Bright Horizons Family Solutions, Inc.*	19,689	1,664,114
Bristol-Myers Squibb Co.	250,730	19,306,210
Brixmor Property Group, Inc., REIT	84,063	1,698,913
Broadridge Financial Solutions, Inc.	8,215	1,171,048
Brunswick Corp.	17,708	1,157,749
Bumble, Inc. (Class A Stock)*(a)	30,964	871,637
Burlington Stores, Inc.*	10,002	1,362,572
Capital One Financial Corp.	37,756	3,933,798
Carlisle Cos., Inc.	6,746	1,609,663
CarMax, Inc.*(a)	7,101	642,498
Carter’s, Inc.(a)	7,476	526,908
Casey’s General Stores, Inc.(a)	5,160	954,497
Catalent, Inc.*	25,947	2,783,854
Cboe Global Markets, Inc.	8,764	991,997
CBRE Group, Inc. (Class A Stock)*	22,233	1,636,571
Centene Corp.*	61,103	5,169,925
Certara, Inc.*(a)	37,769	810,523
Charles Schwab Corp. (The)	52,360	3,308,105
Charter Communications, Inc. (Class A Stock)*	9,785	4,584,566
Chemed Corp.(a)	2,600	1,220,414
Cheniere Energy, Inc.	6,047	804,432
Chevron Corp.	52,676	7,626,431
Chubb Ltd.	11,728	2,305,490
Cigna Corp.	6,131	1,615,641
Cisco Systems, Inc.	28,345	1,208,631
Citigroup, Inc.	82,369	3,788,150
Citizens Financial Group, Inc.	75,072	2,679,320
Claire’s Private Placement*^	313	78,250

	Shares	Value

COMMON STOCKS (continued)
United States (cont’d.)
Clearwater Analytics Holdings, Inc. (Class A Stock)*(a)	42,498	$511,676
CMC Materials, Inc.	6,758	1,179,203
CNA Financial Corp.	19,917	894,273
Coca-Cola Co. (The)	98,318	6,185,185
Cognex Corp.	21,530	915,456
Columbia Sportswear Co.(a)	19,560	1,400,105
Commerce Bancshares, Inc.(a)	11,941	783,927
CommScope Holding Co., Inc.*	68,122	416,907
Confluent, Inc. (Class A Stock)*(a)	26,589	617,928
ConocoPhillips	92,751	8,329,967
Constellation Brands, Inc. (Class A Stock)	6,237	1,453,595
Cooper Cos., Inc. (The)	3,125	978,500
Copart, Inc.*	11,228	1,220,034
Coterra Energy, Inc.(a)	90,823	2,342,325
Crowdstrike Holdings, Inc. (Class A Stock)*	3,930	662,441
Crown Holdings, Inc.	10,233	943,176
CubeSmart, REIT	21,050	899,256
Cullen/Frost Bankers, Inc.(a)	6,940	808,163
Cushman & Wakefield PLC*(a)	52,034	792,998
CVS Health Corp.	35,952	3,331,312
Deere & Co.	18,886	5,655,790
Definitive Healthcare Corp.*(a)	31,581	724,152
Delta Air Lines, Inc.*	17,728	513,580
Dexcom, Inc.*	8,974	668,832
Diamondback Energy, Inc.	8,607	1,042,738
Dick’s Sporting Goods, Inc.(a)	22,045	1,661,532
DISH Network Corp. (Class A Stock)*(a)	48,359	867,077
Dollar General Corp.	20,251	4,970,405
Douglas Dynamics, Inc.	12,891	370,487
Dover Corp.	18,976	2,302,168
Driven Brands Holdings, Inc.*(a)	43,045	1,185,459
EastGroup Properties, Inc., REIT(a)	8,194	1,264,580
Eastman Chemical Co.	45,447	4,079,777
Eaton Corp. PLC	78,892	9,939,603
Edison International(a)	22,436	1,418,853
Encompass Health Corp.	21,323	1,195,154
Energizer Holdings, Inc.(a)	42,325	1,199,914
Entegris, Inc.	8,796	810,375
Entergy Corp.	13,746	1,548,349
Envestnet, Inc.*(a)	12,484	658,781
EOG Resources, Inc.	15,136	1,671,620
EP Energy Corp.*	6,875	58,438
EPAM Systems, Inc.*	550	162,129
Equifax, Inc.	3,245	593,121
Estee Lauder Cos., Inc. (The) (Class A Stock)	3,674	935,658
Evercore, Inc. (Class A Stock)(a)	8,501	795,779
Exact Sciences Corp.*(a)	8,536	336,233
Exelixis, Inc.*	28,274	588,665
FactSet Research Systems, Inc.	3,482	1,339,073
Federal Realty OP LP, REIT	13,404	1,283,299
FedEx Corp.	10,603	2,403,806
Ferguson PLC	14,077	1,560,077
First Republic Bank	5,035	726,047
FleetCor Technologies, Inc.*	6,642	1,395,551

SEE NOTES TO FINANCIAL STATEMENTS.
A223

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
United States (cont’d.)
Focus Financial Partners, Inc. (Class A Stock)*(a)	28,108	$957,358
Fortune Brands Home & Security, Inc.	36,583	2,190,590
Freeport-McMoRan, Inc.	20,534	600,825
Frontier Communications Parent, Inc.*	1	24
Gap, Inc. (The)(a)	59,723	492,118
Garmin Ltd.	6,659	654,247
Generac Holdings, Inc.*(a)	8,711	1,834,362
General Dynamics Corp.	8,714	1,927,973
Global Payments, Inc.	7,368	815,196
Globant SA*	3,912	680,688
Goodman Networks, Inc.*^	1,490	—
Guidewire Software, Inc.*(a)	10,208	724,666
Hartford Financial Services Group, Inc. (The)	27,982	1,830,862
Hayward Holdings, Inc.*(a)	55,850	803,682
HCA Healthcare, Inc.	7,736	1,300,112
HealthEquity, Inc.*(a)	17,500	1,074,325
Hillman Solutions Corp.*(a)	78,788	680,728
Hilton Worldwide Holdings, Inc.	9,140	1,018,562
Home Depot, Inc. (The)	4,104	1,125,604
Honeywell International, Inc.	9,641	1,675,702
Horizon Therapeutics PLC*	14,748	1,176,300
HubSpot, Inc.*	2,027	609,418
IAA, Inc.*	24,933	817,054
IAC/InterActiveCorp*	14,254	1,082,876
ICU Medical, Inc.*	5,152	846,937
IDEX Corp.	7,011	1,273,408
Ingersoll Rand, Inc.	129,931	5,467,497
Insulet Corp.*	2,949	642,705
International Business Machines Corp.	15,827	2,234,614
Intuit, Inc.	10,507	4,049,818
Intuitive Surgical, Inc.*	17,483	3,509,013
Invesco Ltd.	64,192	1,035,417
ITT, Inc.	16,085	1,081,555
Jack Henry & Associates, Inc.	5,190	934,304
Jazz Pharmaceuticals PLC*(a)	6,430	1,003,144
JBG SMITH Properties, REIT	42,319	1,000,421
Johnson & Johnson	21,197	3,762,679
JS Global Lifestyle Co. Ltd., 144A	25,500	33,262
Keurig Dr. Pepper, Inc.(a)	33,179	1,174,205
Keysight Technologies, Inc.*	5,296	730,054
Kimco Realty Corp., REIT(a)	112,001	2,214,260
Kinder Morgan, Inc.	122,757	2,057,407
Kinsale Capital Group, Inc.	5,811	1,334,438
Knight-Swift Transportation Holdings, Inc.	22,753	1,053,236
Kohl’s Corp.(a)	27,081	966,521
Kraft Heinz Co. (The)	62,557	2,385,924
Laboratory Corp. of America Holdings	6,437	1,508,575
Lam Research Corp.	6,740	2,872,251
Lamar Advertising Co. (Class A Stock), REIT	12,051	1,060,126
Lamb Weston Holdings, Inc.(a)	15,980	1,141,931
Landstar System, Inc.(a)	7,784	1,131,949
Leidos Holdings, Inc.	30,613	3,083,035
Lennox International, Inc.(a)	4,205	868,711
Liberty Broadband Corp. (Class C Stock)*	16,447	1,901,931

	Shares	Value

COMMON STOCKS (continued)
United States (cont’d.)
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	44,878	$1,617,852
Lincoln Electric Holdings, Inc.	12,079	1,490,065
LKQ Corp.	30,600	1,502,154
Loews Corp.	77,044	4,565,627
Lowe’s Cos., Inc.	21,249	3,711,563
LPL Financial Holdings, Inc.(a)	8,720	1,608,666
Lyft, Inc. (Class A Stock)*	123,491	1,639,960
M&T Bank Corp.(a)	28,329	4,515,359
Manhattan Associates, Inc.*	7,305	837,153
Marathon Petroleum Corp.	14,859	1,221,558
Marriott International, Inc. (Class A Stock)	51,227	6,967,384
Marsh & McLennan Cos., Inc.	7,758	1,204,430
Martin Marietta Materials, Inc.	8,033	2,403,795
Mastercard, Inc. (Class A Stock)	43,808	13,820,548
McDonald’s Corp.	61,113	15,087,577
McKesson Corp.	3,474	1,133,254
Medtronic PLC.	14,297	1,283,156
Merck & Co., Inc.	19,422	1,770,704
Meta Platforms, Inc. (Class A Stock)*	58,689	9,463,601
Mettler-Toledo International, Inc.*	472	542,219
Microsoft Corp.	157,186	40,370,080
Mid-America Apartment Communities, Inc., REIT	16,677	2,912,972
Middleby Corp. (The)*(a)	7,571	949,101
Moelis & Co. (Class A Stock)	22,897	900,997
Mohawk Industries, Inc.*(a)	14,498	1,799,057
Molina Healthcare, Inc.*	5,270	1,473,545
MongoDB, Inc.*(a)	2,109	547,286
Morgan Stanley	65,841	5,007,866
Morningstar, Inc.	5,089	1,230,673
MSA Safety, Inc.	10,316	1,248,958
Murphy USA, Inc.	7,326	1,706,006
MYT Holding LLC (Class B Stock)*^	92,685	70,645
Natera, Inc.*	9,409	333,455
National Retail Properties, Inc., REIT	28,007	1,204,301
National Vision Holdings, Inc.*(a)	11,555	317,763
nCino, Inc.*(a)	20,162	623,409
Nestle SA.	80,011	9,336,931
Newell Brands, Inc.(a)	88,086	1,677,157
Nexstar Media Group, Inc. (Class A Stock)(a)	6,883	1,121,103
NextEra Energy, Inc.	170,998	13,245,505
NIKE, Inc. (Class B Stock)	28,027	2,864,359
Nordson Corp.	6,235	1,262,213
Norfolk Southern Corp.	32,159	7,309,419
Northern Trust Corp.	18,657	1,800,027
Northrop Grumman Corp.	12,191	5,834,247
NVIDIA Corp.	10,352	1,569,260
Old Dominion Freight Line, Inc.	1,852	474,631
O’Reilly Automotive, Inc.*	1,654	1,044,931
Organon & Co.	19,879	670,916
Outfront Media, Inc., REIT	45,481	770,903
Packaging Corp. of America	16,345	2,247,438
Palo Alto Networks, Inc.*	3,104	1,533,190
Parade Technologies Ltd.	1,000	38,641
Performance Food Group Co.*	28,935	1,330,431
PG&E Corp.*	107,711	1,074,956

SEE NOTES TO FINANCIAL STATEMENTS.
A224

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
United States (cont’d.)
Philip Morris International, Inc.	20,091	$1,983,785
Phillips 66	23,579	1,933,242
Pioneer Natural Resources Co.	13,606	3,035,227
Planet Fitness, Inc. (Class A Stock)*	14,397	979,140
PNC Financial Services Group, Inc. (The)	19,629	3,096,867
Pool Corp.	4,247	1,491,674
Post Holdings, Inc.*(a)	29,584	2,436,242
Power Integrations, Inc.(a)	14,150	1,061,392
PPG Industries, Inc.	22,939	2,622,845
Procter & Gamble Co. (The)	18,802	2,703,540
Progressive Corp. (The)	99,191	11,532,938
Prologis, Inc., REIT	78,107	9,189,289
Public Storage, REIT	2,274	711,012
Q2 Holdings, Inc.*(a)	17,766	685,235
QUALCOMM, Inc.	11,678	1,491,748
Quanta Services, Inc.(a)	17,027	2,134,164
QuidelOrtho Corp.*	4,992	485,123
Ralph Lauren Corp.(a)	13,426	1,203,641
Rayonier, Inc., REIT	50,946	1,904,362
Raytheon Technologies Corp.(a)	34,161	3,283,214
RBC Bearings, Inc.*(a)	8,148	1,506,973
Regeneron Pharmaceuticals, Inc.*	19,496	11,524,671
Reynolds Consumer Products, Inc.(a)	33,860	923,362
RLI Corp.	11,029	1,285,871
ROBLOX Corp. (Class A Stock)*(a)	11,322	372,041
Roche Holding AG	21,270	7,098,202
Ross Stores, Inc.	43,281	3,039,625
Royal Caribbean Cruises Ltd.*(a)	13,860	483,853
Royalty Pharma PLC (Class A Stock)	21,806	916,724
S&P Global, Inc.	12,228	4,121,570
SAL TopCo LLC*^	7,526	7,526
Schneider Electric SE	23,796	2,811,398
Seagate Technology Holdings PLC(a)	23,609	1,686,627
ServiceNow, Inc.*	2,597	1,234,925
ServisFirst Bancshares, Inc.(a)	12,438	981,607
Signature Bank	6,817	1,221,675
Simpson Manufacturing Co., Inc.	7,133	717,651
Snap, Inc. (Class A Stock)*(a)	182,728	2,399,219
Snap-on, Inc.(a)	3,770	742,803
SolarEdge Technologies, Inc.*	4,245	1,161,772
Southwest Airlines Co.*	46,763	1,689,080
SS&C Technologies Holdings, Inc.	20,235	1,175,046
Stanley Black & Decker, Inc.	7,492	785,611
Stellantis NV (BATE)	80,998	1,000,644
Stellantis NV (TRQX)	125,858	1,557,274
StepStone Group, Inc. (Class A Stock)(a)	40,434	1,052,497
Stericycle, Inc.*(a)	20,282	889,366
STERIS PLC	6,060	1,249,269
Sun Communities, Inc., REIT(a)	12,953	2,064,190
SVB Financial Group*	4,758	1,879,362
Syneos Health, Inc.*	16,630	1,192,038
Synopsys, Inc.*	3,707	1,125,816
Sysco Corp.(a)	21,414	1,813,980
T. Rowe Price Group, Inc.(a)	13,315	1,512,717
TD SYNNEX Corp.(a)	19,797	1,803,507
Teradyne, Inc.	15,757	1,411,039
Tesla, Inc.*	12,073	8,130,200

	Shares	Value

COMMON STOCKS (continued)
United States (cont’d.)
Texas Instruments, Inc.	58,745	$9,026,169
Texas Roadhouse, Inc.	15,255	1,116,666
Thermo Fisher Scientific, Inc.	2,063	1,120,787
Thor Industries, Inc.(a)	10,751	803,422
Timken Co. (The)	14,480	768,164
T-Mobile US, Inc.*	57,419	7,725,152
Toro Co. (The)	19,452	1,474,267
Trade Desk, Inc. (The) (Class A Stock)*(a)	9,610	402,563
Trane Technologies PLC	68,489	8,894,666
TransUnion	15,060	1,204,649
Travelers Cos., Inc. (The)	26,452	4,473,827
Truist Financial Corp.	240,494	11,406,630
Tyler Technologies, Inc.*	3,476	1,155,700
U.S. Bancorp	71,015	3,268,110
Uber Technologies, Inc.*	111,192	2,274,988
UnitedHealth Group, Inc.	30,329	15,577,884
Vail Resorts, Inc.	5,617	1,224,787
Verizon Communications, Inc.	161,628	8,202,621
Vertex Pharmaceuticals, Inc.*	9,887	2,786,058
Vistra Corp.	63	1,440
Vulcan Materials Co.	10,830	1,538,943
Walt Disney Co. (The)*	6,696	632,102
Waste Connections, Inc.	12,490	1,548,260
Wells Fargo & Co.	270,061	10,578,289
Welltower, Inc., REIT(a)	9,785	805,795
Wendy’s Co. (The)(a)	55,660	1,050,861
West Pharmaceutical Services, Inc.	4,084	1,234,879
Western Alliance Bancorp	18,233	1,287,250
Westrock Co.	34,992	1,394,081
WEX, Inc.*	8,567	1,332,683
Weyerhaeuser Co., REIT	86,561	2,866,900
Williams Cos., Inc. (The)	70,435	2,198,276
WillScot Mobile Mini Holdings Corp.*(a)	49,480	1,604,142
Windstream Holdings, Inc.*^	66	891
Wintrust Financial Corp.	11,200	897,680
Wolfspeed, Inc.*(a)	7,235	459,061
Woodward, Inc.	9,442	873,291
Xcel Energy, Inc.	84,561	5,983,536
Zebra Technologies Corp. (Class A Stock)*	1,807	531,168
Zimmer Biomet Holdings, Inc.	72,655	7,633,134
Zoom Video Communications, Inc. (Class A Stock)*	11,149	1,203,758
Zscaler, Inc.*(a)	2,444	365,402

		876,742,275

TOTAL COMMON STOCKS (cost $1,275,540,143)		1,183,190,417

PREFERRED STOCKS — 0.2%
Brazil — 0.0%
Cia Energetica de Minas Gerais (PRFC)	25,404	50,677
Gerdau SA (PRFC)	35,402	151,459
Itausa SA (PRFC)	127,084	202,520
Petroleo Brasileiro SA (PRFC)	101,652	542,305

		946,961

SEE NOTES TO FINANCIAL STATEMENTS.
A225

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

PREFERRED STOCKS (continued)
Germany — 0.2%
Volkswagen AG (PRFC)	26,858	$3,595,055

United States — 0.0%
Claire’s Stores, Inc., CVT*^	219	536,550
Goodman Networks, Inc.*^	1,772	18

		536,568

TOTAL PREFERRED STOCKS (cost $7,126,585)		5,078,584

	Units

WARRANTS* — 0.0%
United States
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG, expiring 09/24/27^	917	36,680

(cost $9)

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 0.1%
United States
Santander Drive Auto Receivables Trust,
Series 2020-03, Class D
1.640%	11/16/26	2,000	1,950,462
Santander Revolving Auto Loan Trust,
Series 2019-A, Class D, 144A
3.450%	01/26/32	1,510	1,448,014

TOTAL ASSET-BACKED SECURITIES (cost $3,467,130)			3,398,476

BANK LOANS — 0.0%
United States
Claire’s Stores, Inc.,
Term Loan B, 1 Month LIBOR + 6.500%
7.560%(c)	12/18/26	541	510,704
Moran Foods LLC,
Term Loan
—%(p)	04/01/24	119	106,998
—%(p)	10/01/24	171	102,433

TOTAL BANK LOANS (cost $700,803)			720,135

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.6%
United States
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60	1,000	965,353
Series 2017-BNK07, Class A4
3.175%	09/15/60	1,370	1,298,902
Benchmark Mortgage Trust,
Series 2018-B03, Class A5
4.025%	04/10/51	1,174	1,157,108

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (cont’d.)
Citigroup Commercial Mortgage Trust,
Series 2021-PRM02, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
2.275%(c)	10/15/36	1,760	$1,701,049
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	1,200	1,134,132
CSAIL Commercial Mortgage Trust,
Series 2018-CX11, Class A4
3.766%	04/15/51	1,590	1,542,135
Fannie Mae-Aces,
Series 2020-M39, Class X1, IO
2.115%(cc)	07/25/30	2,398	272,433
Series 2021-M03, Class X1, IO
2.086%(cc)	11/25/33	380	43,407
FREMF Mortgage Trust,
Series 2015-K45, Class C, 144A
3.734%(cc)	04/25/48	1,355	1,315,905
Series 2015-K48, Class B, 144A
3.769%(cc)	08/25/48	1,000	974,192
GS Mortgage Securities Corp. II,
Series 2018-GS10, Class A5
4.155%(cc)	07/10/51	2,976	2,941,101
LB-UBS Commercial Mortgage Trust,
Series 2006-C06, Class AJ
5.452%(cc)	09/15/39	540	221,233
SREIT Trust,
Series 2021-MFP, Class A, 144A, 1 Month LIBOR + 0.731% (Cap N/A, Floor 0.731%)
2.055%(c)	11/15/38	845	802,562
Wells Fargo Commercial Mortgage Trust,
Series 2022-C62, Class A4
4.000%(cc)	04/15/55	1,020	976,234

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $17,104,322)			15,345,746

CORPORATE BONDS — 7.9%
Australia — 0.2%
Commonwealth Bank of Australia,
Sub. Notes, 144A
2.688%	03/11/31	250	203,801
3.784%	03/14/32	200	176,380
Glencore Finance Canada Ltd.,
Gtd. Notes, 144A
4.250%	10/25/22	1,409	1,411,811
Glencore Funding LLC,
Gtd. Notes, 144A
2.500%	09/01/30	381	310,566
2.625%	09/23/31	227	183,061
2.850%	04/27/31	224	184,908
3.875%	10/27/27	140	132,843
Macquarie Group Ltd.,
Sr. Unsec’d. Notes, 144A
4.098%(ff)	06/21/28	460	440,217

SEE NOTES TO FINANCIAL STATEMENTS.
A226

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Australia (cont’d.)
Sr. Unsec’d. Notes, 144A, MTN
1.935%(ff)	04/14/28		533	$461,688
National Australia Bank Ltd.,
Sub. Notes, 144A, MTN
3.933%(ff)	08/02/34		315	285,892
Santos Finance Ltd.,
Gtd. Notes, 144A
3.649%	04/29/31		338	286,523
Westpac Banking Corp.,
Sub. Notes
2.668%(ff)	11/15/35		215	172,534
3.020%(ff)	11/18/36		242	195,076

				4,445,300

Belgium — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
4.700%	02/01/36		851	816,893
Anheuser-Busch InBev Finance, Inc.,
Gtd. Notes
4.000%	01/17/43		323	267,236
4.700%	02/01/36		88	84,397
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
4.375%	04/15/38		430	393,377
4.500%	06/01/50		207	185,975
4.600%	04/15/48		189	170,175

				1,918,053

Bermuda — 0.0%
Triton Container International Ltd.,
Gtd. Notes, 144A
1.150%	06/07/24		377	352,500

Brazil — 0.0%
Vale Overseas Ltd.,
Gtd. Notes
3.750%	07/08/30	(a)	534	467,186

Canada — 0.3%
Air Canada 2017-1 Class B Pass-Through Trust,
Pass-Through Certificates, 144A
3.700%	07/15/27		197	184,497
Air Canada 2020-2 Class B Pass-Through Trust,
Pass-Through Certificates, 144A
9.000%	04/01/27		160	165,171
Bank of Nova Scotia (The),
Jr. Sub. Notes, Series 2
3.625%(ff)	10/27/81		207	154,860
Sub. Notes
4.588%(ff)	05/04/37		378	347,530
Canadian Imperial Bank of Commerce,
Sr. Unsec’d. Notes, SOFR + 0.800%
2.307%(c)	03/17/23		750	749,514
Canadian Pacific Railway Co.,
Gtd. Notes
2.050%	03/05/30		353	298,799
3.100%	12/02/51		113	83,253

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Canada (cont’d.)
Emera US Finance LP,
Gtd. Notes
2.639%	06/15/31		285	$236,111
4.750%	06/15/46		128	112,898
Emera, Inc.,
Jr. Sub. Notes, Series 16-A
6.750%(ff)	06/15/76	(a)	274	267,521
Enbridge, Inc.,
Gtd. Notes, SOFR Index + 0.630%
1.855%(c)	02/16/24		205	202,533
Gtd. Notes
3.125%	11/15/29	(a)	205	185,606
Fortis, Inc.,
Sr. Unsec’d. Notes
3.055%	10/04/26		178	167,170
National Bank of Canada,
Sr. Unsec’d. Notes, 144A
2.150%	10/07/22	(a)	1,850	1,845,553
Rogers Communications, Inc.,
Gtd. Notes, 144A
3.800%	03/15/32		448	410,287
Teck Resources Ltd.,
Sr. Unsec’d. Notes
5.400%	02/01/43		72	67,370
Toronto-Dominion Bank (The),
Sr. Unsec’d. Notes, MTN
4.108%	06/08/27		435	430,437
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes
4.625%	03/01/34		455	436,802

				6,345,912

Chile — 0.0%
Alfa Desarrollo SpA,
Sr. Sec’d. Notes, 144A
4.550%	09/27/51		199	142,635

China — 0.0%
NXP BV/NXP Funding LLC/NXP USA, Inc.,
Gtd. Notes
3.250%	05/11/41		102	77,013
3.400%	05/01/30		397	353,658
4.400%	06/01/27		103	101,841

				532,512

Denmark — 0.0%
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A
4.298%(ff)	04/01/28		460	436,463

Finland — 0.0%
Nordea Bank Abp,
Sub. Notes, 144A
4.625%(ff)	09/13/33		220	212,162

France — 0.3%
Banque Federative du Credit Mutuel SA,
Sr. Unsec’d. Notes, 144A
3.750%	07/20/23		254	253,862

SEE NOTES TO FINANCIAL STATEMENTS.
A227

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
France (cont’d.)
BNP Paribas SA,
Sr. Unsec’d. Notes, 144A
4.705%(ff)	01/10/25		300	$300,036
Sr. Unsec’d. Notes, 144A, MTN
3.500%	03/01/23		1,150	1,149,144
BPCE SA,
Sr. Unsec’d. Notes, 144A
1.652%(ff)	10/06/26		290	259,923
2.375%	01/14/25		744	705,400
Sub. Notes, 144A
5.150%	07/21/24		714	715,847
Credit Agricole SA,
Jr. Sub. Notes, 144A
8.125%(ff)	12/23/25	(oo)	290	297,758
Sr. Unsec’d. Notes, 144A, MTN
1.907%(ff)	06/16/26		614	565,376
3.750%	04/24/23	(a)	348	348,067
Societe Generale SA,
Sr. Unsec’d. Notes, 144A
1.488%(ff)	12/14/26		648	571,562
2.797%(ff)	01/19/28		1,041	929,774
Sr. Unsec’d. Notes, 144A, MTN
1.792%(ff)	06/09/27		260	226,688
Sub. Notes, 144A
4.750%	11/24/25		515	507,771
TotalEnergies Capital International SA,
Gtd. Notes
2.986%	06/29/41		250	197,568
3.127%	05/29/50		48	36,746
WEA Finance LLC,
Gtd. Notes, 144A
2.875%	01/15/27	(a)	259	228,772

				7,294,294

Germany — 0.1%
Bayer US Finance II LLC,
Gtd. Notes, 144A
4.375%	12/15/28	(a)	583	566,388
Deutsche Bank AG,
Sr. Unsec’d. Notes
2.222%(ff)	09/18/24		357	344,992
2.311%(ff)	11/16/27		835	720,344
Sub. Notes
3.742%(ff)	01/07/33		315	232,889
Siemens Financieringsmaatschappij NV,
Gtd. Notes, 144A
1.200%	03/11/26		280	253,513

				2,118,126

Ireland — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
Gtd. Notes
1.650%	10/29/24		310	286,586
2.450%	10/29/26		150	130,583
3.000%	10/29/28		887	746,214
3.500%	01/15/25		414	396,739
3.875%	01/23/28		150	135,163

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Ireland (cont’d.)
AIB Group PLC,
Sr. Unsec’d. Notes, 144A, MTN
4.263%(ff)	04/10/25		375	$368,791
Avolon Holdings Funding Ltd.,
Gtd. Notes, 144A
2.875%	02/15/25		371	341,697
3.950%	07/01/24		463	446,214
4.250%	04/15/26		493	458,929

				3,310,916

Italy — 0.1%
Enel Finance International NV,
Gtd. Notes, 144A
1.875%	07/12/28		350	294,413
2.250%	07/12/31	(a)	218	171,488
Sr. Unsec’d. Notes, 144A
4.625%	06/15/27		440	432,571
5.000%	06/15/32		265	256,146
Eni SpA,
Sr. Unsec’d. Notes, 144A
4.250%	05/09/29		200	193,889

				1,348,507

Japan — 0.3%
Mitsubishi UFJ Financial Group, Inc.,
Sr. Unsec’d. Notes
1.538%(ff)	07/20/27		540	476,996
1.640%(ff)	10/13/27		350	308,640
2.341%(ff)	01/19/28		614	554,665
Mizuho Financial Group, Inc.,
Sr. Unsec’d. Notes
2.226%(ff)	05/25/26		582	544,570
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.880%
2.601%(c)	09/11/22		1,850	1,849,070
Nomura Holdings, Inc.,
Sr. Unsec’d. Notes
1.851%	07/16/25		350	321,307
Sumitomo Mitsui Financial Group, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.780%
1.791%(c)	07/12/22		1,459	1,458,838
Takeda Pharmaceutical Co. Ltd.,
Sr. Unsec’d. Notes
2.050%	03/31/30	(a)	980	819,652
5.000%	11/26/28		769	784,273

				7,118,011

Mexico — 0.0%
Comision Federal de Electricidad,
Gtd. Notes, 144A
4.677%	02/09/51		330	221,545
Fomento Economico Mexicano SAB de CV,
Sr. Unsec’d. Notes
3.500%	01/16/50		412	318,837
Petroleos Mexicanos,
Gtd. Notes
6.500%	03/13/27		215	186,637

				727,019

SEE NOTES TO FINANCIAL STATEMENTS.
A228

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Netherlands — 0.1%
ABN AMRO Bank NV,
Sub. Notes, 144A
3.324%(ff)	03/13/37		400	$321,248
Cooperatieve Rabobank UA,
Sr. Unsec’d. Notes, 144A
3.649%(ff)	04/06/28		300	284,921
ING Groep NV,
Sr. Unsec’d. Notes
4.017%(ff)	03/28/28		210	200,402
Lundin Energy Finance BV,
Gtd. Notes, 144A
3.100%	07/15/31		518	430,502
Shell International Finance BV,
Gtd. Notes
2.750%	04/06/30	(a)	617	557,124
4.550%	08/12/43		21	19,946

				1,814,143

New Zealand — 0.0%
ASB Bank Ltd.,
Sr. Unsec’d. Notes, 144A
3.750%	06/14/23		399	398,986

Norway — 0.0%
DNB Bank ASA,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.620%
2.231%(c)	12/02/22		750	749,628
Equinor ASA,
Gtd. Notes
2.375%	05/22/30		54	47,374

				797,002

Portugal — 0.0%
EDP Finance BV,
Sr. Unsec’d. Notes, 144A
1.710%	01/24/28		549	468,996

Spain — 0.1%
Banco Bilbao Vizcaya Argentaria SA,
Sr. Unsec’d. Notes
1.125%	09/18/25		200	181,374
Banco Santander SA,
Sr. Unsec’d. Notes
0.701%(ff)	06/30/24		600	578,478
1.722%(ff)	09/14/27		200	173,650
2.706%	06/27/24		600	586,318
4.175%(ff)	03/24/28		600	573,395
Telefonica Emisiones SA,
Gtd. Notes
4.665%	03/06/38		722	642,945

				2,736,160

Sweden — 0.0%
Skandinaviska Enskilda Banken AB,
Sr. Unsec’d. Notes, 144A
2.200%	12/12/22		200	199,350

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Switzerland — 0.2%
Credit Suisse Group AG,
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27		505	$434,561
2.593%(ff)	09/11/25		952	896,336
4.207%(ff)	06/12/24		934	923,811
4.282%	01/09/28		250	233,910
Roche Holdings, Inc.,
Gtd. Notes, 144A
2.076%	12/13/31		330	281,699
2.607%	12/13/51		511	373,224
UBS Group AG,
Sr. Unsec’d. Notes, 144A
1.364%(ff)	01/30/27		549	486,635
2.746%(ff)	02/11/33		495	402,874
4.125%	09/24/25		278	275,762
4.488%(ff)	05/12/26		270	268,977

				4,577,789

Taiwan — 0.0%
TSMC Arizona Corp.,
Gtd. Notes
3.875%	04/22/27		210	209,314
TSMC Global Ltd.,
Gtd. Notes, 144A
2.250%	04/23/31		600	508,385

				717,699

United Kingdom — 0.5%
AstraZeneca PLC,
Sr. Unsec’d. Notes
1.375%	08/06/30		401	328,597
2.125%	08/06/50		90	60,149
4.000%	09/18/42		113	104,235
BAE Systems PLC,
Sr. Unsec’d. Notes, 144A
3.400%	04/15/30	(a)	497	454,472
Barclays PLC,
Sr. Unsec’d. Notes
2.852%(ff)	05/07/26		792	748,046
3.932%(ff)	05/07/25		400	393,827
BAT Capital Corp.,
Gtd. Notes, 3 Month LIBOR + 0.880%
2.291%(c)	08/15/22		351	350,821
Gtd. Notes
3.462%	09/06/29		366	313,412
3.557%	08/15/27		607	555,843
4.390%	08/15/37		713	566,632
BAT International Finance PLC,
Gtd. Notes
4.448%	03/16/28		351	331,955
BP Capital Markets PLC,
Gtd. Notes
4.375%(ff)	06/22/25	(oo)	137	129,363
HSBC Holdings PLC,
Sr. Unsec’d. Notes
0.976%(ff)	05/24/25		295	275,236
2.206%(ff)	08/17/29		470	394,749

SEE NOTES TO FINANCIAL STATEMENTS.
A229

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United Kingdom (cont’d.)
2.251%(ff)	11/22/27	467	$416,087
2.848%(ff)	06/04/31	360	304,032
2.999%(ff)	03/10/26	420	400,749
4.041%(ff)	03/13/28	288	273,566
4.292%(ff)	09/12/26	479	468,558
4.755%(ff)	06/09/28	405	393,796
Imperial Brands Finance PLC,
Gtd. Notes, 144A
3.500%	07/26/26	332	311,069
Nationwide Building Society,
Sr. Unsec’d. Notes, 144A, MTN
3.900%	07/21/25	494	489,808
NatWest Group PLC,
Sr. Unsec’d. Notes
1.642%(ff)	06/14/27	422	370,608
4.269%(ff)	03/22/25	764	756,002
5.516%(ff)	09/30/28	230	231,872
NatWest Markets PLC,
Sr. Unsec’d. Notes, 144A, SOFR + 1.662%
3.174%(c)	09/29/22	1,000	1,001,227
New England Power Co.,
Sr. Unsec’d. Notes, 144A
3.800%	12/05/47	80	65,746
Santander UK Group Holdings PLC,
Sr. Unsec’d. Notes
1.089%(ff)	03/15/25	631	589,767
1.673%(ff)	06/14/27	370	323,336
Standard Chartered PLC,
Sr. Unsec’d. Notes, 144A
1.319%(ff)	10/14/23	315	312,564
2.819%(ff)	01/30/26	764	725,211

			12,441,335

United States — 5.5%
7-Eleven, Inc.,
Sr. Unsec’d. Notes, 144A
2.500%	02/10/41	80	54,485
2.800%	02/10/51	264	172,409
AbbVie, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%
2.155%(c)	11/21/22	572	571,871
Sr. Unsec’d. Notes
2.300%	11/21/22	750	747,518
3.200%	11/21/29	598	549,822
4.050%	11/21/39	582	518,693
4.250%	11/21/49	19	16,841
4.450%	05/14/46	272	246,730
4.500%	05/14/35	112	108,652
4.750%	03/15/45	59	55,545
Activision Blizzard, Inc.,
Sr. Unsec’d. Notes
1.350%	09/15/30	218	175,079
2.500%	09/15/50	467	320,323
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
3.924%	06/01/32	200	196,821
4.393%	06/01/52	50	48,641

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	173	$167,912
4.700%	05/15/32	120	119,582
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes, Series N
2.750%	08/15/51	116	81,470
AES Corp. (The),
Sr. Unsec’d. Notes
1.375%	01/15/26	167	147,341
Sr. Unsec’d. Notes, 144A
3.300%	07/15/25	432	407,598
3.950%	07/15/30	129	115,791
Aetna, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/47	156	128,888
4.125%	11/15/42	117	100,161
Air Lease Corp.,
Sr. Unsec’d. Notes
3.250%	03/01/25	180	171,913
3.375%	07/01/25	80	75,398
Sr. Unsec’d. Notes, MTN
2.875%	01/15/26	108	99,156
Albemarle Corp.,
Sr. Unsec’d. Notes
4.650%	06/01/27	288	283,515
5.050%	06/01/32	223	217,751
Alexander Funding Trust,
Sr. Sec’d. Notes, 144A
1.841%	11/15/23	856	817,207
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.950%	03/15/34	372	309,287
Alliant Energy Finance LLC,
Gtd. Notes, 144A
1.400%	03/15/26	100	88,831
Altria Group, Inc.,
Gtd. Notes
2.450%	02/04/32	312	234,968
3.400%	02/04/41	253	168,112
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.100%	05/12/31	155	132,758
2.500%	06/03/50	239	169,231
2.700%	06/03/60	167	112,997
3.100%	05/12/51	180	141,980
3.600%	04/13/32	342	329,614
3.875%	08/22/37	213	201,266
3.950%	04/13/52	110	101,310
Ameren Corp.,
Sr. Unsec’d. Notes
1.750%	03/15/28	102	87,878
3.500%	01/15/31	188	172,279
American Airlines 2016-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.100%	07/15/29	155	134,481

SEE NOTES TO FINANCIAL STATEMENTS.
A230

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
American Airlines 2021-1 Class A Pass-Through Trust,
Pass-Through Certificates
2.875%	01/11/36	(a)	89	$75,523
American Airlines 2021-1 Class B Pass-Through Trust,
Pass-Through Certificates
3.950%	01/11/32		71	58,048
American Express Co.,
Sr. Unsec’d. Notes
3.375%	05/03/24	(a)	500	496,720
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN
2.050%	01/10/23		1,363	1,354,956
American Tower Corp.,
Sr. Unsec’d. Notes
2.750%	01/15/27		637	582,136
3.950%	03/15/29		362	337,104
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
2.650%	01/15/32		242	204,795
Amgen, Inc.,
Sr. Unsec’d. Notes
2.450%	02/21/30		186	162,365
2.800%	08/15/41		298	220,945
3.000%	01/15/52		158	112,407
3.150%	02/21/40		197	156,298
4.200%	02/22/52		130	114,057
Analog Devices, Inc.,
Sr. Unsec’d. Notes
2.950%	10/01/51		174	133,072
Apple, Inc.,
Sr. Unsec’d. Notes
2.375%	02/08/41		178	136,222
2.650%	05/11/50		343	253,525
2.700%	08/05/51		186	139,399
2.800%	02/08/61		19	13,600
2.850%	08/05/61		78	56,719
2.950%	09/11/49		108	84,946
3.450%	02/09/45		74	64,477
AT&T, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/32		116	94,694
2.550%	12/01/33	(a)	516	418,485
3.500%	06/01/41		23	18,384
3.500%	09/15/53		96	72,803
3.550%	09/15/55		748	560,561
3.650%	09/15/59		410	307,226
4.300%	02/15/30		355	346,675
Atmos Energy Corp.,
Sr. Unsec’d. Notes
3.000%	06/15/27		75	71,987
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A
1.950%	01/30/26		326	285,144
5.500%	12/15/24		80	79,432
Bank of America Corp.,
Sr. Unsec’d. Notes
2.299%(ff)	07/21/32		730	590,061

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
2.551%(ff)	02/04/28		311	$283,013
2.572%(ff)	10/20/32		420	346,559
2.687%(ff)	04/22/32		205	172,256
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28		129	121,754
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31		447	357,639
2.676%(ff)	06/19/41		210	151,552
2.884%(ff)	10/22/30		1,415	1,237,649
3.705%(ff)	04/24/28		823	784,004
3.824%(ff)	01/20/28		2,062	1,977,119
3.974%(ff)	02/07/30		245	230,186
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32		158	132,650
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
1.957%	02/11/31	(a)	207	167,429
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes, 144A
4.600%	05/01/53		53	51,141
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.850%	10/15/50		269	194,064
2.875%	03/15/32		158	141,690
3.850%	03/15/52		287	245,621
4.200%	08/15/48		2	1,836
Biogen, Inc.,
Sr. Unsec’d. Notes
2.250%	05/01/30		66	54,117
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26		285	257,205
2.250%	06/15/26		97	87,492
3.250%	02/01/35		254	193,344
3.625%	02/01/31		117	101,262
3.750%	02/01/50		80	56,411
3.950%	08/01/59		425	286,950
5.705%	05/01/40		52	48,580
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29		167	147,546
BP Capital Markets America, Inc.,
Gtd. Notes
2.721%	01/12/32		874	752,972
2.772%	11/10/50		116	80,686
2.939%	06/04/51		200	142,918
3.017%	01/16/27		191	182,251
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40		252	186,893
2.550%	11/13/50		434	306,870
2.950%	03/15/32	(a)	232	212,959
3.700%	03/15/52		183	158,067
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27		1,008	971,723

SEE NOTES TO FINANCIAL STATEMENTS.
A231

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
Broadcom, Inc.,
Gtd. Notes, 144A
2.450%	02/15/31		266	$213,878
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.050%	02/15/51		178	136,603
3.900%	08/01/46		73	64,795
4.150%	04/01/45		110	100,173
4.450%	01/15/53		270	260,848
4.950%	09/15/41		47	47,281
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.636%(ff)	03/03/26		323	305,008
4.166%(ff)	05/09/25		397	390,986
CenterPoint Energy, Inc.,
Jr. Sub. Notes, Series A
6.125%(ff)	09/01/23	(a)(oo)	221	190,058
Sr. Unsec’d. Notes
2.650%	06/01/31	(a)	318	271,195
2.950%	03/01/30		112	99,609
CF Industries, Inc.,
Gtd. Notes
5.150%	03/15/34		291	284,431
5.375%	03/15/44		106	98,855
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29		45	37,033
2.800%	04/01/31		364	291,651
3.500%	06/01/41		275	193,562
3.500%	03/01/42		102	71,011
3.700%	04/01/51		113	76,770
3.900%	06/01/52		325	226,871
4.800%	03/01/50		210	166,375
6.384%	10/23/35		186	187,727
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27		862	865,663
Cheniere Energy Partners LP,
Gtd. Notes
4.500%	10/01/29		54	48,245
Gtd. Notes, 144A
3.250%	01/31/32		225	177,358
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
3.300%	05/01/23		1,900	1,894,355
Chevron USA, Inc.,
Gtd. Notes
2.343%	08/12/50		237	164,029
Cigna Corp.,
Sr. Unsec’d. Notes
3.400%	03/15/50		104	79,532
Citigroup, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.690%
1.915%(c)	10/27/22		700	700,073
Sr. Unsec’d. Notes
2.014%(ff)	01/25/26		785	736,052

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
2.520%(ff)	11/03/32	494	$400,516
2.976%(ff)	11/05/30	1,707	1,489,668
3.520%(ff)	10/27/28	389	363,040
3.668%(ff)	07/24/28	255	241,109
3.980%(ff)	03/20/30	474	443,515
4.658%(ff)	05/24/28	230	228,320
Sub. Notes
5.300%	05/06/44	21	20,512
Cleveland Electric Illuminating Co. (The),
First Mortgage
5.500%	08/15/24	312	320,274
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.375%	03/15/31	220	179,150
2.500%	06/01/40	127	99,795
3.000%	03/05/51	21	16,948
Columbia Pipeline Group, Inc.,
Gtd. Notes
5.800%	06/01/45	108	111,184
Comcast Corp.,
Gtd. Notes
2.450%	08/15/52	173	114,711
2.937%	11/01/56	419	290,764
2.987%	11/01/63	116	79,247
3.200%	07/15/36	425	360,514
3.750%	04/01/40	420	368,365
4.049%	11/01/52	101	88,507
Commonwealth Edison Co.,
First Mortgage
3.650%	06/15/46	54	45,792
3.700%	03/01/45	27	22,576
4.700%	01/15/44	62	60,604
Connecticut Light & Power Co. (The),
First Ref. Mortgage
4.300%	04/15/44	151	140,338
ConocoPhillips Co.,
Gtd. Notes, 144A
4.025%	03/15/62	144	123,030
Constellation Brands, Inc.,
Gtd. Notes
3.150%	08/01/29	421	379,215
Sr. Unsec’d. Notes
3.600%	05/09/24	253	251,878
4.750%	05/09/32	295	291,287
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
5.600%	06/15/42	277	264,667
Continental Resources, Inc.,
Gtd. Notes, 144A
2.268%	11/15/26	207	183,640
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A
3.650%	04/05/27	230	216,544
Corporate Office Properties LP,
Gtd. Notes
2.000%	01/15/29	59	47,581
2.750%	04/15/31	54	43,808

SEE NOTES TO FINANCIAL STATEMENTS.
A232

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
Coterra Energy, Inc.,
Sr. Unsec’d. Notes, 144A
3.900%	05/15/27	(a)	264	$253,865
Cox Communications, Inc.,
Gtd. Notes, 144A
2.950%	10/01/50		110	72,952
Sr. Unsec’d. Notes, 144A
4.800%	02/01/35		228	216,958
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.100%	04/01/31		110	87,324
3.800%	02/15/28		226	213,369
CSX Corp.,
Sr. Unsec’d. Notes
2.500%	05/15/51		416	281,018
CVS Health Corp.,
Sr. Unsec’d. Notes
2.700%	08/21/40		530	381,600
4.300%	03/25/28		296	293,068
4.780%	03/25/38		188	177,947
Danaher Corp.,
Sr. Unsec’d. Notes
2.800%	12/10/51		264	190,175
Dell International LLC/EMC Corp.,
Sr. Unsec’d. Notes
4.900%	10/01/26		364	364,279
5.300%	10/01/29		366	360,972
6.020%	06/15/26		539	559,047
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/30		326	307,331
5.875%	06/15/28		126	127,957
Diamondback Energy, Inc.,
Gtd. Notes
3.500%	12/01/29		452	414,135
Discovery Communications LLC,
Gtd. Notes
3.625%	05/15/30		21	18,674
3.950%	03/20/28		512	478,817
4.000%	09/15/55		113	78,932
4.950%	05/15/42		25	21,234
DTE Energy Co.,
Sr. Unsec’d. Notes, Series H
0.550%	11/01/22	(a)	647	642,358
Duke Energy Carolinas LLC,
First Mortgage
2.550%	04/15/31		205	179,562
First Ref. Mortgage
4.000%	09/30/42		186	165,893
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.550%	06/15/31		137	113,900
Duke Energy Florida LLC,
First Mortgage
1.750%	06/15/30		158	131,418
2.400%	12/15/31		657	561,751
3.400%	10/01/46		118	93,064

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
Duke Energy Indiana LLC,
First Mortgage
2.750%	04/01/50		508	$359,083
3.750%	05/15/46		67	56,800
Duke Energy Ohio, Inc.,
First Mortgage
4.300%	02/01/49		21	19,091
Duke Energy Progress LLC,
First Mortgage
2.900%	08/15/51		97	71,698
3.400%	04/01/32		116	107,668
4.000%	04/01/52		30	26,968
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
2.532%	10/01/30		231	190,665
3.616%	08/01/27		91	84,480
Edison International,
Jr. Sub. Notes, Series B
5.000%(ff)	12/15/26	(oo)	189	151,030
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
1.850%	02/15/31		372	302,494
2.950%	02/15/51		113	82,709
Elevance Health, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/42		46	43,664
Eli Lilly & Co.,
Sr. Unsec’d. Notes
2.250%	05/15/50		152	107,360
Energy Transfer LP,
Sr. Unsec’d. Notes
2.900%	05/15/25		87	82,777
4.150%	09/15/29		154	140,438
5.150%	03/15/45		228	195,139
5.250%	04/15/29		480	475,655
5.950%	10/01/43		132	124,144
Sr. Unsec’d. Notes, Series 20Y
5.800%	06/15/38		67	62,934
Entergy Arkansas LLC,
First Mortgage
4.950%	12/15/44		102	96,147
Entergy Corp.,
Sr. Unsec’d. Notes
2.400%	06/15/31		232	188,759
Entergy Louisiana LLC,
First Mortgage
1.600%	12/15/30		154	123,132
2.350%	06/15/32		232	194,151
2.900%	03/15/51		173	125,121
4.950%	01/15/45		449	426,027
Entergy Mississippi LLC,
First Mortgage
3.500%	06/01/51		49	39,675
Entergy Texas, Inc.,
First Mortgage
1.500%	09/01/26		174	154,106
1.750%	03/15/31		97	78,774

SEE NOTES TO FINANCIAL STATEMENTS.
A233

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
3.450%	12/01/27		38	$36,180
Enterprise Products Operating LLC,
Gtd. Notes
3.200%	02/15/52		63	45,188
3.300%	02/15/53		167	121,759
3.700%	01/31/51		86	67,187
EQT Corp.,
Sr. Unsec’d. Notes
3.900%	10/01/27		195	182,229
Essex Portfolio LP,
Gtd. Notes
2.650%	09/01/50		113	71,541
Evergy, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/29		2	1,764
Eversource Energy,
Sr. Unsec’d. Notes
4.200%	06/27/24		140	140,342
4.600%	07/01/27		105	105,875
Exelon Corp.,
Sr. Unsec’d. Notes, 144A
3.350%	03/15/32		128	114,695
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.995%	08/16/39		359	293,333
3.095%	08/16/49		220	171,473
FedEx Corp.,
Gtd. Notes
3.250%	05/15/41		133	104,043
Fells Point Funding Trust,
Sr. Unsec’d. Notes, 144A
3.046%	01/31/27	(a)	1,027	946,900
Fifth Third Bancorp,
Sr. Unsec’d. Notes
4.055%(ff)	04/25/28		238	232,256
4.337%(ff)	04/25/33		281	267,318
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.550%	04/01/49		329	267,721
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.500%	07/01/29		629	573,721
Flex Intermediate Holdco LLC,
Sr. Sec’d. Notes, 144A
3.363%	06/30/31		185	151,348
Florida Power & Light Co.,
First Mortgage
3.800%	12/15/42		132	117,718
4.050%	06/01/42		27	24,944
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.300%	02/10/25		549	493,025
3.375%	11/13/25	(a)	350	315,115
Sr. Unsec’d. Notes, GMTN
4.389%	01/08/26		480	443,162

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
Freeport-McMoRan, Inc.,
Gtd. Notes
4.125%	03/01/28	(a)	278	$258,018
4.250%	03/01/30		188	172,396
4.625%	08/01/30	(a)	180	166,923
5.250%	09/01/29	(a)	535	511,020
5.400%	11/14/34		67	65,406
5.450%	03/15/43		88	81,414
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35		576	539,096
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23		390	393,696
6.125%	10/01/25		507	524,251
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
2.400%	10/15/28		223	185,035
2.750%	06/20/25	(a)	534	503,183
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/40		340	249,431
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.150%	01/15/27		343	303,995
2.900%	05/15/30		566	476,554
3.200%	08/15/29		215	187,850
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.431%(ff)	03/09/27		657	584,130
1.542%(ff)	09/10/27		495	434,467
1.757%(ff)	01/24/25		425	408,957
1.948%(ff)	10/21/27		264	233,779
2.383%(ff)	07/21/32		388	314,044
2.615%(ff)	04/22/32		215	178,380
2.640%(ff)	02/24/28		1,059	960,469
3.102%(ff)	02/24/33		212	181,294
3.500%	04/01/25		963	946,183
3.615%(ff)	03/15/28		985	933,337
4.017%(ff)	10/31/38		145	126,640
4.387%(ff)	06/15/27		195	192,405
Gray Oak Pipeline LLC,
Sr. Unsec’d. Notes, 144A
2.000%	09/15/23		86	83,578
GSK Consumer Healthcare Capital US LLC,
Gtd. Notes, 144A
3.375%	03/24/27		380	363,642
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30		130	110,857
4.500%	02/15/27		985	947,816
5.375%	02/01/25		245	244,529
5.375%	09/01/26	(a)	396	392,693
5.625%	09/01/28		603	593,563
5.875%	02/15/26		97	97,644
5.875%	02/01/29		113	113,124

SEE NOTES TO FINANCIAL STATEMENTS.
A234

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
Hess Corp.,
Sr. Unsec’d. Notes
5.600%	02/15/41		65	$63,341
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
1.875%	09/15/31	(a)	427	355,848
2.375%	03/15/51		215	145,245
2.750%	09/15/51		201	146,183
3.300%	04/15/40		194	164,653
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
2.375%	02/10/23		632	627,308
2.375%	10/15/27		75	65,997
Intel Corp.,
Sr. Unsec’d. Notes
3.250%	11/15/49		285	222,480
3.734%	12/08/47		57	48,321
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30		1,068	941,204
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
2.750%	03/01/32		123	104,544
4.300%	01/15/26		108	106,639
JetBlue 2019-1 Class B Pass-Through Trust,
Pass-Through Certificates
8.000%	11/15/27		398	404,928
Johnson & Johnson,
Sr. Unsec’d. Notes
3.400%	01/15/38		59	53,137
Kansas City Southern,
Gtd. Notes
2.875%	11/15/29		315	281,624
3.500%	05/01/50		183	142,830
4.950%	08/15/45		84	81,099
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.200%	05/01/30		384	343,420
KeyCorp,
Sr. Unsec’d. Notes, MTN
4.789%(ff)	06/01/33		120	118,304
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24		280	273,017
Kimco Realty Corp.,
Sr. Unsec’d. Notes
2.250%	12/01/31		156	126,144
Kinder Morgan, Inc.,
Gtd. Notes
2.000%	02/15/31		269	215,190
3.250%	08/01/50		339	235,772
KLA Corp.,
Sr. Unsec’d. Notes
3.300%	03/01/50		143	113,363
4.650%	07/15/32		140	143,071
4.950%	07/15/52		220	221,150

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
Kraft Heinz Foods Co.,
Gtd. Notes
3.750%	04/01/30	(a)	119	$109,969
4.625%	10/01/39		285	249,855
Kroger Co. (The),
Sr. Unsec’d. Notes
4.450%	02/01/47		46	41,689
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
4.400%	06/15/28		272	267,429
Lear Corp.,
Sr. Unsec’d. Notes
3.550%	01/15/52		237	156,032
Leidos, Inc.,
Gtd. Notes
2.300%	02/15/31		245	193,913
2.950%	05/15/23		59	58,420
Louisville Gas & Electric Co.,
First Mortgage
4.650%	11/15/43		43	39,642
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.650%	04/05/29	(a)	325	307,087
3.700%	04/15/46		515	413,743
3.750%	04/01/32		150	139,204
Magallanes, Inc.,
Gtd. Notes, 144A
4.279%	03/15/32	(a)	550	491,363
5.050%	03/15/42		478	406,510
5.141%	03/15/52		136	114,177
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.700%	02/15/42		102	86,020
MDC Holdings, Inc.,
Gtd. Notes
2.500%	01/15/31		482	357,244
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.150%	12/10/31		21	18,077
2.350%	06/24/40		59	44,424
2.750%	12/10/51		661	489,852
MetLife, Inc.,
Sr. Unsec’d. Notes
4.125%	08/13/42		58	52,118
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
4.400%	06/30/27		410	413,135
Sr. Sec’d. Notes, 144A
2.950%	04/09/30		170	153,508
Microchip Technology, Inc.,
Sr. Sec’d. Notes
0.972%	02/15/24		261	247,984
2.670%	09/01/23		127	124,870
Microsoft Corp.,
Sr. Unsec’d. Notes
2.921%	03/17/52		211	166,583
3.450%	08/08/36		192	181,306

SEE NOTES TO FINANCIAL STATEMENTS.
A235

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
3.700%	08/08/46		398	$371,262
Mid-Atlantic Interstate Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.100%	05/15/28		38	37,103
Mohawk Industries, Inc.,
Sr. Unsec’d. Notes
3.850%	02/01/23		447	447,876
Monongahela Power Co.,
First Mortgage, 144A
3.550%	05/15/27		427	405,322
Moody’s Corp.,
Sr. Unsec’d. Notes
2.550%	08/18/60		137	84,854
Morgan Stanley,
Sr. Unsec’d. Notes
0.985%(ff)	12/10/26		412	365,165
1.593%(ff)	05/04/27		1,656	1,477,131
4.210%(ff)	04/20/28		715	699,485
Sr. Unsec’d. Notes, SOFR + 0.625%
1.655%(c)	01/24/25		683	666,720
Sr. Unsec’d. Notes, GMTN
1.512%(ff)	07/20/27		592	520,468
2.239%(ff)	07/21/32		337	273,834
2.699%(ff)	01/22/31		242	209,799
3.125%	01/23/23		1,871	1,871,051
3.875%	01/27/26		377	371,909
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32		30	23,621
1.928%(ff)	04/28/32		240	190,395
2.511%(ff)	10/20/32		169	139,938
2.720%(ff)	07/22/25		854	823,833
2.802%(ff)	01/25/52		106	73,358
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.050%	11/15/27		137	133,942
MPLX LP,
Jr. Sub. Notes, Series B
6.875%(ff)	02/15/23	(oo)	200	190,283
Sr. Unsec’d. Notes
1.750%	03/01/26		350	315,771
4.700%	04/15/48		128	107,533
National Retail Properties, Inc.,
Sr. Unsec’d. Notes
3.000%	04/15/52		108	73,983
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust Bond
1.350%	03/15/31		644	499,797
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
4.350%	04/30/50		125	104,388
Netflix, Inc.,
Sr. Unsec’d. Notes
4.875%	04/15/28		578	545,705
Sr. Unsec’d. Notes, 144A
4.875%	06/15/30	(a)	423	388,205
5.375%	11/15/29		68	64,274

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
New York & Presbyterian Hospital (The),
Unsec’d. Notes
2.256%	08/01/40		167	$119,330
New York Life Global Funding,
Sr. Sec’d. Notes, 144A
1.850%	08/01/31	(a)	242	196,562
2.250%	07/12/22		405	404,989
New York Life Insurance Co.,
Sub. Notes, 144A
3.750%	05/15/50		67	54,809
4.450%	05/15/69		59	50,971
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes, 3 Month LIBOR + 0.270%
1.775%(c)	02/22/23		1,429	1,420,512
Gtd. Notes, 3 Month LIBOR + 2.125%
3.954%(c)	06/15/67		308	230,251
Gtd. Notes
5.000%	07/15/32		130	133,182
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31		267	208,272
2.950%	09/01/29		245	217,322
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
3.050%	05/15/50		207	152,166
3.950%	10/01/42		86	75,209
4.550%	06/01/53		130	122,755
Northern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A
3.400%	10/16/51		152	114,057
Northern States Power Co.,
First Mortgage
4.500%	06/01/52		30	29,482
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
3.850%	09/30/47		76	62,701
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A
3.750%	06/15/24		457	447,988
Office Properties Income Trust,
Sr. Unsec’d. Notes
2.650%	06/15/26		292	248,327
Ohio Power Co.,
Sr. Unsec’d. Notes, Series R
2.900%	10/01/51		228	163,212
Oracle Corp.,
Sr. Unsec’d. Notes
2.875%	03/25/31		320	263,660
3.250%	11/15/27	(a)	199	183,362
3.600%	04/01/40		714	534,743
3.600%	04/01/50		161	112,365
3.850%	07/15/36		64	51,369
Ovintiv Exploration, Inc.,
Gtd. Notes
5.375%	01/01/26		194	196,507

SEE NOTES TO FINANCIAL STATEMENTS.
A236

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
Pacific Gas & Electric Co.,
First Mortgage
1.700%	11/15/23	279	$268,406
3.450%	07/01/25	585	549,443
4.450%	04/15/42	253	190,466
4.500%	07/01/40	365	282,795
4.600%	06/15/43	195	148,912
PacifiCorp,
First Mortgage
2.700%	09/15/30	97	85,656
2.900%	06/15/52	283	207,151
3.300%	03/15/51	268	210,335
4.125%	01/15/49	96	85,790
Paramount Global,
Jr. Sub. Notes
6.375%(ff)	03/30/62	89	79,480
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.300%	06/01/30	167	143,789
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	228	167,327
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
4.250%	01/17/23	314	314,845
Pernod Ricard International Finance LLC,
Gtd. Notes, 144A
1.625%	04/01/31	443	350,900
Pfizer, Inc.,
Sr. Unsec’d. Notes
2.700%	05/28/50	266	203,497
PG&E Energy Recovery Funding LLC,
Sr. Sec’d. Notes, Series A-3
2.822%	07/15/48	70	55,460
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.100%	05/01/30	480	392,111
3.875%	08/21/42	165	129,356
Phillips 66,
Gtd. Notes
2.150%	12/15/30	260	212,266
3.700%	04/06/23	1,400	1,401,241
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	245	200,054
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
4.300%	01/31/43	154	115,721
5.150%	06/01/42	62	51,621
PPL Capital Funding, Inc.,
Gtd. Notes, Series A, 3 Month LIBOR + 2.665%
4.915%(c)	03/30/67	447	328,590
Prologis LP,
Sr. Unsec’d. Notes
2.125%	10/15/50	75	47,757

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
Protective Life Global Funding,
Sec’d. Notes, 144A
4.714%	07/06/27	405	$408,280
Public Service Co. of Colorado,
First Mortgage
4.300%	03/15/44	194	178,311
First Mortgage, Series 36
2.700%	01/15/51	113	80,924
First Mortgage, Series 39
4.500%	06/01/52	117	114,767
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes, Series J
2.200%	08/15/31	196	163,699
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50	49	30,705
2.700%	05/01/50	113	81,136
Puget Energy, Inc.,
Sr. Sec’d. Notes
2.379%	06/15/28	158	138,266
Qorvo, Inc.,
Gtd. Notes
4.375%	10/15/29	434	382,021
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
1.900%	09/01/31	261	213,785
2.375%	03/15/32	304	257,520
3.125%	07/01/50	218	167,106
3.750%	11/01/46	86	73,136
4.125%	11/16/28	628	620,428
Realty Income Corp.,
Sr. Unsec’d. Notes
2.850%	12/15/32	226	193,680
Regency Centers LP,
Gtd. Notes
2.950%	09/15/29	362	318,247
3.700%	06/15/30	256	231,405
Regeneron Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
1.750%	09/15/30	330	264,699
Rockwell Automation, Inc.,
Sr. Unsec’d. Notes
2.800%	08/15/61	89	58,302
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
1.400%	09/15/27	178	152,498
2.000%	06/30/30	84	67,796
2.950%	09/15/29	644	567,316
Royalty Pharma PLC,
Gtd. Notes
3.350%	09/02/51	223	150,967
S&P Global, Inc.,
Gtd. Notes
2.300%	08/15/60	148	90,931
Gtd. Notes, 144A
2.900%	03/01/32	146	130,078
4.250%	05/01/29	320	316,953

SEE NOTES TO FINANCIAL STATEMENTS.
A237

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
4.750%	08/01/28		220	$223,858
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28		430	413,526
4.500%	05/15/30	(a)	501	481,282
5.000%	03/15/27		337	338,398
Salesforce, Inc.,
Sr. Unsec’d. Notes
2.900%	07/15/51		248	187,863
San Diego Gas & Electric Co.,
First Mortgage
4.300%	04/01/42		49	44,012
First Mortgage, Series UUU
3.320%	04/15/50		31	24,036
First Mortgage, Series XXX
3.000%	03/15/32		171	153,033
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28		167	157,951
Sempra Energy,
Jr. Sub. Notes
4.125%(ff)	04/01/52		273	219,219
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.200%	03/15/32		256	206,645
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes, 144A
3.000%	10/15/30		207	172,513
Southern California Edison Co.,
First Mortgage, Series 20A
2.950%	02/01/51		205	139,406
First Ref. Mortgage, Series B
3.650%	03/01/28		318	301,119
First Ref. Mortgage, Series C
3.600%	02/01/45		118	88,385
4.125%	03/01/48		162	133,709
Southern Co. Gas Capital Corp.,
Gtd. Notes, Series 20-A
1.750%	01/15/31		405	319,423
Gtd. Notes, Series 21A
3.150%	09/30/51		80	56,713
Southern Power Co.,
Sr. Unsec’d. Notes, Series F
4.950%	12/15/46		321	294,531
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes, Series J
3.900%	04/01/45		59	47,410
Starbucks Corp.,
Sr. Unsec’d. Notes
3.750%	12/01/47		151	123,198
State Street Corp.,
Sr. Unsec’d. Notes
2.203%(ff)	02/07/28		619	566,652
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
3.300%	03/28/24		165	162,936
3.550%	04/14/25		189	185,897

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
3.700%	04/14/27		116	$112,551
4.000%	04/14/32		73	68,537
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.375%(ff)	09/15/54		75	73,968
Tennessee Gas Pipeline Co. LLC,
Gtd. Notes, 144A
2.900%	03/01/30		73	63,204
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42		146	114,486
5.875%	11/15/40		57	52,283
T-Mobile USA, Inc.,
Gtd. Notes
3.375%	04/15/29		588	514,619
Sr. Sec’d. Notes
2.050%	02/15/28		210	182,503
3.750%	04/15/27		153	147,183
3.875%	04/15/30		342	319,302
Trustees of Boston University,
Sec’d. Notes, Series EE
3.173%	10/01/50		240	186,400
UDR, Inc.,
Gtd. Notes
3.000%	08/15/31		56	47,843
Union Electric Co.,
First Mortgage
2.150%	03/15/32		245	204,281
2.950%	03/15/30		181	164,572
3.900%	04/01/52		64	56,665
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.600%	09/15/37		123	109,986
4.375%	09/10/38		151	141,046
Sr. Unsec’d. Notes, MTN
3.550%	08/15/39		332	286,594
United Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.300%	02/15/27		75	72,038
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30		346	315,513
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	05/15/40		435	338,752
3.050%	05/15/41		108	87,302
3.250%	05/15/51		151	118,784
3.500%	08/15/39		307	267,771
4.200%	05/15/32	(a)	325	325,076
4.750%	05/15/52		145	145,026
Universal Health Services, Inc.,
Sr. Sec’d. Notes, 144A
2.650%	10/15/30		116	92,444
2.650%	01/15/32		45	34,840
University of Chicago (The),
Unsec’d. Notes
3.000%	10/01/52		185	144,622

SEE NOTES TO FINANCIAL STATEMENTS.
A238

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
University of Miami,
Sr. Unsec’d. Notes, Series 2022
4.063%	04/01/52		97	$87,423
VeriSign, Inc.,
Sr. Unsec’d. Notes
2.700%	06/15/31		196	157,860
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.680%	10/30/30		513	412,731
1.750%	01/20/31	(a)	745	598,332
2.100%	03/22/28		129	114,577
2.355%	03/15/32		858	711,757
4.272%	01/15/36		756	712,361
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.450%	12/15/50		536	359,804
Visa, Inc.,
Sr. Unsec’d. Notes
2.700%	04/15/40		331	267,219
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24		156	150,557
4.300%	07/15/29		485	435,172
4.875%	05/13/24		302	300,446
5.125%	05/13/25		281	278,446
VMware, Inc.,
Sr. Unsec’d. Notes
1.800%	08/15/28		118	98,036
2.200%	08/15/31	(a)	354	278,456
3.900%	08/21/27		217	208,399
4.650%	05/15/27		33	32,864
Walt Disney Co. (The),
Gtd. Notes
3.500%	05/13/40		145	123,820
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.188%(ff)	04/30/26		560	524,976
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28		727	651,526
2.406%(ff)	10/30/25		244	232,673
3.196%(ff)	06/17/27		602	570,639
3.526%(ff)	03/24/28		949	900,518
3.584%(ff)	05/22/28		657	622,263
Welltower, Inc.,
Sr. Unsec’d. Notes
2.750%	01/15/32		220	183,607
3.100%	01/15/30		246	216,441
3.850%	06/15/32		80	73,003
West Virginia United Health System Obligated Group,
Sec’d. Notes, Series 2020
3.129%	06/01/50		397	286,622
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31		495	414,775
5.400%	03/04/44		151	143,920

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.400%	02/01/31	183	$149,464
2.450%	02/01/32	140	112,824
Xilinx, Inc.,
Gtd. Notes
2.375%	06/01/30	342	300,803
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
4.450%	08/15/45	43	36,928
Zoetis, Inc.,
Sr. Unsec’d. Notes
4.700%	02/01/43	204	196,243

			133,234,720

TOTAL CORPORATE BONDS (cost $220,440,952)			194,155,776

MUNICIPAL BONDS — 0.0%
New York
Metropolitan Transportation Authority, Taxable, Revenue Bonds, Series C
5.175%	11/15/49	470	491,177
Port Authority of New York & New Jersey, Consolidated, Taxable, Revenue Bonds, Series 174
4.458%	10/01/62	150	146,033

TOTAL MUNICIPAL BONDS (cost $797,305)			637,210

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.1%
United States
Fannie Mae Interest Strips,
Series 417, Class C11, IO
2.500%	02/25/28	675	33,667
Fannie Mae REMIC Trust,
Series 2004-W11, Class 1PO, PO
7.574%(s)	05/25/44	198	152,901
Series 2004-W12, Class 1PO, PO
4.155%(s)	07/25/44	177	153,291
Fannie Mae REMICS,
Series 2003-49, Class YC
4.000%	06/25/23	6	6,440
Series 2003-78, Class B
5.000%	08/25/23	26	26,083
Series 2004-70, Class EB
5.000%	10/25/24	5	4,528
Series 2006-044, Class P, PO
3.783%(s)	12/25/33	23	20,004
Series 2007-109, Class YI, IO, 1 Month LIBOR x (1) + 6.450% (Cap 6.450%, Floor 0.000%)
4.826%(c)	12/25/37	287	30,801
Series 2008-85, Class EB
5.000%	09/25/28	17	16,928
Series 2013-13, Class IK, IO
2.500%	03/25/28	495	24,401
Fannie Mae Trust,
Series 2004-W09, Class 1PO, PO
6.102%(s)	02/25/44	233	188,761

SEE NOTES TO FINANCIAL STATEMENTS.
A239

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
United States (cont’d.)
Freddie Mac REMICS,
Series 2846, Class GB
5.000%	08/15/24		57	$57,888
Series 3704, Class DC
4.000%	11/15/36		26	26,227
Freddie Mac Strips,
Series 304, Class C32, IO
3.000%	12/15/27		318	16,763
Government National Mortgage Assoc.,
Series 2004-19, Class KE
5.000%	03/16/34		302	313,640
Series 2012-H24, Class FG, 1 Month LIBOR + 0.430% (Cap 5.590%, Floor 0.430%)
1.233%(c)	04/20/60		2	2,116
Series 2013-184, Class KZ
2.500%	12/20/43		825	694,368
Series 2013-H04, Class BA
1.650%	02/20/63		3	3,027
Series 2013-H05, Class FB, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
1.203%(c)	02/20/62		2	1,935

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $1,967,841)				1,773,769

SOVEREIGN BONDS — 0.1%
Bermuda — 0.0%
Bermuda Government International Bond,
Sr. Unsec’d. Notes
3.717%	01/25/27		460	446,689

Colombia — 0.0%
Colombia Government International Bond,
Sr. Unsec’d. Notes
3.125%	04/15/31		508	376,531

Mexico — 0.1%
Mexico Government International Bond,
Sr. Unsec’d. Notes
3.250%	04/16/30	(a)	870	764,961
4.280%	08/14/41		710	561,216

				1,326,177

Peru — 0.0%
Peruvian Government International Bond,
Sr. Unsec’d. Notes
2.783%	01/23/31		403	342,880

TOTAL SOVEREIGN BONDS (cost $3,017,069)				2,492,277

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.9%
Federal Home Loan Mortgage Corp.
2.000%	03/01/51		16,210	14,130,556
2.500%	07/01/50		325	294,459
2.500%	07/01/50		665	605,374
2.500%	08/01/50		911	829,194
2.500%	10/01/50		1,786	1,627,272
2.500%	12/01/50		4,598	4,156,939

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.500%	02/01/51	317	$287,541
2.500%	02/01/51	714	647,965
2.500%	02/01/51	1,530	1,392,646
2.500%	03/01/51	1,018	924,336
2.500%	11/01/51	2,076	1,884,198
3.000%	12/01/49	2,012	1,887,001
3.500%	03/01/32	306	306,747
3.500%	04/01/52	4,533	4,408,504
4.000%	02/01/26	56	57,021
4.000%	07/01/48	597	598,776
4.000%	05/01/52	4,439	4,421,059
4.500%	09/01/24	8	8,129
4.500%	08/01/30	90	91,288
4.500%	04/01/47	78	79,230
4.500%	05/01/47	280	284,295
5.000%	07/01/23	12	11,887
5.000%	10/01/23	8	8,268
5.000%	11/01/23	1	755
5.000%	06/01/30	67	69,449
5.000%	10/01/40	254	267,907
5.500%	06/01/23	6	5,916
5.500%	12/01/24	3	3,227
5.500%	04/01/27	22	22,766
5.500%	06/01/35	63	67,749
Federal National Mortgage Assoc.
2.000%	03/01/51	6,355	5,542,721
2.500%	08/01/50	318	287,518
2.500%	09/01/50	1,139	1,034,250
2.500%	09/01/50	3,585	3,259,185
2.500%	09/01/50	5,223	4,753,467
2.500%	12/01/51	1,790	1,622,589
2.500%	01/01/52	2,139	1,932,732
3.000%	07/01/50	2,144	2,014,461
3.000%	08/01/50	1,605	1,513,636
3.000%	09/01/50	3,145	2,955,838
3.000%	08/01/51	2,276	2,136,911
3.500%	08/01/32	227	226,710
3.500%	10/01/32	279	276,759
3.500%	04/01/33	72	71,099
3.500%	04/01/33	442	428,843
3.500%	05/01/33	299	296,358
3.500%	09/01/42	269	263,390
3.500%	10/01/42	260	254,197
3.500%	01/01/43	328	320,368
3.500%	07/01/43	306	299,848
3.500%	07/01/50	409	396,611
4.000%	TBA	1,900	1,916,504
4.000%	06/01/47	416	417,162
4.000%	05/01/49	2,940	2,946,876
4.500%	TBA	8,700	8,732,965
4.500%	06/01/26	93	94,772
4.500%	09/01/26	32	32,776
4.500%	04/01/47	498	508,619
5.000%	TBA	8,100	8,267,062
5.000%	05/01/23	6	6,116
5.000%	06/01/23	7	7,252
5.000%	01/01/26	64	66,178
5.000%	12/01/29	71	73,029

SEE NOTES TO FINANCIAL STATEMENTS.
A240

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	10/01/39		153	$161,117
5.000%	07/01/41		89	92,977
5.500%	TBA		2,750	2,846,250
5.500%	01/01/26		10	9,932
5.500%	06/01/26		9	9,809
5.500%	05/01/28		45	46,476
5.500%	05/01/33		107	114,608
5.500%	06/01/33		26	26,769
5.500%	10/01/33		56	59,762
5.500%	01/01/34		165	177,268
5.500%	02/01/35		72	76,719
5.500%	04/01/36		29	30,160
5.500%	04/01/37		97	103,711
6.000%	10/01/22		1	629
6.000%	10/01/27		56	59,327
6.000%	11/01/27		44	46,350
Government National Mortgage Assoc.
2.000%	11/20/50		8,614	7,689,995
2.500%	09/20/51		10,709	9,838,011
3.000%	10/20/51		16,760	15,841,358
3.000%	11/20/51		8,832	8,346,327
4.000%	TBA		7,060	7,012,428
4.500%	TBA		10,600	10,713,453
4.500%	06/20/25		31	31,661
4.500%	11/15/39		209	222,331
5.000%	TBA		6,550	6,685,094
5.000%	04/15/25		261	267,577
5.000%	11/15/39		629	662,327
5.500%	TBA		900	930,937
5.500%	TBA		2,750	2,832,500
Tennessee Valley Authority Principal Strips, Bonds
2.743%(s)	06/15/35		600	349,318

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $176,677,203)				167,622,437

U.S. TREASURY OBLIGATIONS — 11.2%
U.S. Treasury Bonds
1.125%	08/15/40		19,620	13,546,997
1.875%	11/15/51		8,120	6,093,806
2.000%	11/15/41		40	31,763
2.250%	02/15/52	(a)	310	255,120
2.375%	02/15/42		1,810	1,534,541
2.375%	11/15/49		30	25,331
2.750%	11/15/42		570	509,972
2.875%	05/15/52		475	448,578
3.000%	11/15/44		38	35,198
3.125%	05/15/48		65	62,877
3.250%	05/15/42		1,200	1,171,313
3.750%	08/15/41		660	693,206
3.750%	11/15/43		416	434,915
3.875%	08/15/40		2,315	2,494,413
4.375%	05/15/40		4,507	5,192,205
U.S. Treasury Inflation Indexed Bonds, TIPS
0.625%	04/15/23		6,634	6,746,807
U.S. Treasury Notes
0.125%	01/31/23	(k)	44,637	44,000,476
0.125%	05/31/23	(a)	13,215	12,887,206
0.125%	07/31/23		10,691	10,371,105

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
0.125%	01/15/24	2,000	$1,914,453
0.250%	06/15/24	35,470	33,631,379
0.375%	07/15/24	3,359	3,186,064
0.375%	09/15/24	4,390	4,142,377
0.500%	03/15/23 (k)	1,810	1,781,648
0.500%	03/31/25	2,700	2,519,648
0.625%	07/31/26	6,883	6,241,483
0.750%	12/31/23	7,070	6,838,844
0.750%	05/31/26	35,700	32,662,711
0.875%	11/15/30	290	244,823
1.125%	01/15/25	15,080	14,379,016
1.125%	08/31/28	610	542,900
1.250%	12/31/26	4,790	4,427,382
1.250%	05/31/28	2,660	2,395,870
1.250%	06/30/28	7,230	6,503,611
1.250%	09/30/28	3,820	3,421,586
1.375%	12/31/28	4,910	4,425,138
1.625%	08/15/29	85	77,390
1.750%	12/31/24	341	330,450
1.750%	12/31/26	160	151,263
1.875%	08/31/24	45	43,931
1.875%	02/15/32	2,270	2,056,478
2.125%	02/29/24	30	29,590
2.250%	03/31/24	3,240	3,199,247
2.500%	05/15/24	90	89,188
2.500%	02/28/26	4,940	4,845,059
2.500%	03/31/27	580	565,953
2.625%	12/31/23	7,710	7,670,245
2.625%	05/31/27	20,130	19,749,417

TOTAL U.S. TREASURY OBLIGATIONS (cost $292,447,946)			274,602,973

TOTAL LONG-TERM INVESTMENTS (cost $1,999,287,308)			1,849,054,480

		Shares

SHORT-TERM INVESTMENTS — 29.3%
AFFILIATED MUTUAL FUNDS — 23.2%
PGIM Core Ultra Short Bond Fund(wa)		463,401,582	463,401,582
PGIM Institutional Money Market Fund (cost $105,357,623; includes $ 105,244,769 of cash collateral for securities on loan)(b)(wa)		105,445,047	105,350,146

TOTAL AFFILIATED MUTUAL FUNDS (cost $568,759,205)			568,751,728

Interest Rate	Maturity Date	Principal Amount (000)#

CERTIFICATES OF DEPOSIT — 0.4%
Japan — 0.1%
Sumitomo Mitsui Banking Corp.
SOFR + 0.510%
2.020%(c)	12/27/22	1,696	1,695,494

SEE NOTES TO FINANCIAL STATEMENTS.
A241

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CERTIFICATES OF DEPOSIT (continued)
Singapore — 0.0%
Oversea-Chinese Banking Corp. Ltd.
SOFR + 0.470%
1.990%(c)	01/24/23	1,032	$1,031,810

United States — 0.3%
Cooperatieve Rabobank UA
2.800%	05/17/23	612	608,009
Credit Suisse AG
1.100%	02/03/23	500	493,593
KEB Hana Bank
0.800%	08/15/22	707	705,999
Lloyds Bank Corp. Markets PLC
0.220%	08/03/22	516	515,277
MUFG Bank, Ltd.
0.230%	07/26/22	550	549,417
Shinhan Bank Co., Ltd.
0.800%	08/12/22	264	263,673
Skandinaviska Enskilda Banken AB
0.000%	06/01/23	750	745,477
Standard Chartered Bank
0.000%	05/26/23	693	688,543
Sumitomo Mitsui Banking Corp.
2.700%	04/25/23	750	745,282
Toronto-Dominion Bank (The)
2.900%	06/01/23	691	686,306
Woori Bank
0.260%	08/02/22	750	748,939

			6,750,515

TOTAL CERTIFICATES OF DEPOSIT (cost $9,510,651)			9,477,819

COMMERCIAL PAPER(n) — 2.7%
Australia — 0.1%
National Australia Bank Ltd.
1.737%	09/06/22	3,000	2,988,673

Canada — 0.2%
CDP Financial, Inc.
2.954%	12/27/22	3,800	3,744,520

United States — 2.4%
Allianz SE
1.969%	11/01/22	750	743,521
Banco del Estado de Chile
0.231%	07/14/22	250	249,843
Bell Canada
2.003%	07/27/22	1,400	1,398,127
Brookfield US Holdings, Inc.
2.204%	07/25/22	1,400	1,398,227
CDP Financial, Inc.
0.612%	08/01/22	252	251,617
Citigroup Global Markets, Inc.
2.807%	05/17/23	745	721,464
DBS Bank Ltd.
2.232%	09/22/22	3,000	2,984,152
1.758%	09/09/22	3,000	2,987,451
Enbridge, Inc.
2.207%	08/15/22	1,400	1,395,961
Entergy Corp.
2.207%	08/15/22	900	897,672

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER(n) (continued)
United States (cont’d.)
Federation des Caisses Desjardins du Quebec
2.202%	09/22/22	2,000	$1,989,043
2.202%	09/23/22	4,000	3,977,711
Goldman Sachs Group, Inc. (The)
2.796%	05/15/23	750	726,228
Hitachi America Capital, Ltd.
1.951%	07/06/22	1,800	1,799,453
John Deere Canada ULC
1.905%	08/18/22	1,800	1,795,847
John Deere Capital Corp.
1.554%	08/12/22	2,000	1,996,097
Komatsu Finance America, Inc.
2.806%	12/15/22	2,000	1,975,239
Kookmin Bank Co., Ltd.
2.197%	11/23/22	216	213,600
Lloyds Bank PLC
1.554%	08/15/22	2,250	2,244,698
LVMH Moet Hennessy Louis Vuitton SE
2.736%	12/21/22	1,000	986,800
Mitsubishi UFJ Trust & Banking
1.625%	08/19/22	2,778	2,770,708
Natixis SA
1.757%	09/02/22	3,000	2,988,352
2.245%	12/01/22	750	740,920
Nutrien Ltd.
2.434%	09/19/22	900	895,373
PPL Capital Funding, Inc.
1.952%	07/14/22	900	899,331
PSP Capital, Inc.
0.170%	07/29/22	300	299,593
2.151%	09/23/22	1,000	994,553
1.708%	09/21/22	3,600	3,581,035
Reckitt Benckiser Treasury Services PLC
2.156%	08/15/22	1,800	1,795,062
Royal Bank of Canada
0.482%	09/15/22	250	248,790
0.827%	01/20/23	250	245,673
Skandinaviska Enskilda Banken AB
2.164%	10/03/22	2,000	1,988,563
Societe Generale SA
0.634%	01/04/23	250	246,147
Svenska Handelsbanken AB
0.807%	01/18/23	345	339,100
1.969%	11/09/22	750	743,592
Telstra Corporation Ltd.
1.553%	07/27/22	1,000	998,699
TELUS Corp.
2.413%	09/13/22	900	895,663
1.552%	07/11/22	1,000	999,424
The Bank of Nova Scotia
2.072%	11/14/22	750	742,779
TransCanada PipeLines Ltd.
2.085%	08/05/22	1,400	1,397,081
VF Corp.
2.423%	09/20/22	1,250	1,243,523
Westpac Banking Corp.
1.728%	09/12/22	2,000	1,991,691

SEE NOTES TO FINANCIAL STATEMENTS.
A242

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

COMMERCIAL PAPER(n) (continued)
United States (cont’d.)
Westpac Securities NZ Ltd.
0.523%	11/25/22		250	$247,287
0.692%	08/08/22		250	249,527

				58,275,217

TOTAL COMMERCIAL PAPER (cost $65,058,933)				65,008,410

CORPORATE BOND — 0.0%
United States
Pacific Gas & Electric Co.,
2.371%(c)	11/14/22		110,000	109,970

(cost $110,000)

U.S. TREASURY OBLIGATIONS(n) — 3.0%
U.S. Cash Management Bills
1.529%	09/06/22		5,000	4,985,661
U.S. Treasury Bills
1.101%	07/12/22		5,000	4,998,533
0.768%	07/14/22		4,950	4,947,957
0.935%	08/04/22		17,000	16,980,867
1.388%	08/09/22		5,000	4,993,236
1.082%	08/11/22	(k)	17,672	17,645,062
1.656%	09/22/22		3,850	3,835,578
2.155%	12/15/22		5,000	4,948,133
2.481%	12/29/22		9,600	9,482,911
2.009%	04/20/23	(k)	280	274,078

TOTAL U.S. TREASURY OBLIGATIONS (cost $73,103,635)				73,092,016

TOTAL SHORT-TERM INVESTMENTS (cost $716,542,424)				716,439,943

TOTAL INVESTMENTS—104.8% (cost $2,715,829,732)				2,565,494,423
Liabilities in excess of other assets(z) — (4.8)%				(117,833,079)

NET ASSETS — 100.0%				$2,447,661,344

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $730,579 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $ 102,412,995; cash collateral of $105,244,769 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2022.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
1,986	10 Year U.S. Treasury Notes	Sep. 2022	$235,403,063	$(23,087)
104	10 Year U.S. Ultra Treasury Notes	Sep. 2022	13,247,000	(103,632)
60	20 Year U.S. Treasury Bonds	Sep. 2022	8,317,500	(48,619)
305	30 Year U.S. Ultra Treasury Bonds	Sep. 2022	47,074,844	(585,591)
447	DJ US Real Estate Index	Sep. 2022	15,953,430	(89,400)
176	Hang Seng China Enterprises Index	Jul. 2022	24,385,380	(196,248)
2,866	Mini MSCI EAFE Index	Sep. 2022	266,050,780	(1,502,883)

SEE NOTES TO FINANCIAL STATEMENTS.
A243

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Futures contracts outstanding at June 30, 2022 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions (cont’d):
1,416	Mini MSCI Emerging Markets Index	Sep. 2022	$70,991,160	$149,647
1,070	S&P 500 E-Mini Index	Sep. 2022	202,738,250	(6,086,470)

				(8,486,283)

Short Positions:
102	2 Year U.S. Treasury Notes	Sep. 2022	21,421,594	(43,572)
91	5 Year U.S. Treasury Notes	Sep. 2022	10,214,750	(73,521)
954	10 Year Euro-Bund	Sep. 2022	148,741,957	2,290,481
158	10 Year Japanese Government Bonds	Sep. 2022	173,057,046	589,664
662	Euro STOXX 50 Index	Sep. 2022	23,871,693	430,199
519	Euro-BTP Italian Government Bond	Sep. 2022	66,963,250	(633,648)
3,853	MSCI Europe Index	Sep. 2022	102,498,318	525,384
1,021	Russell 2000 E-Mini Index	Sep. 2022	87,193,400	4,741,882
278	S&P Mid Cap 400 E-Mini Index	Sep. 2022	63,050,400	3,639,346
137	S&P/TSX 60 Index	Sep. 2022	24,319,842	310,264

				11,776,479

				$3,290,196

Forward foreign currency exchange contracts outstanding at June 30, 2022:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/29/22	State Street Bank & Trust Company	AUD	10,865	$7,842,520	$7,501,429	$ —	$(341,091)
British Pound,
Expiring 07/29/22	Royal Bank of Canada	GBP	1,610	1,970,041	1,960,692	—	(9,349)
Expiring 07/29/22	State Street Bank & Trust Company	GBP	18,699	22,961,924	22,773,538	—	(188,386)
Expiring 07/29/22	State Street Bank & Trust Company	GBP	9,884	12,568,999	12,037,518	—	(531,481)
Canadian Dollar,
Expiring 07/29/22	Merrill Lynch International	CAD	19,657	15,399,920	15,270,443	—	(129,477)
Danish Krone,
Expiring 07/29/22	Barclays Bank PLC	DKK	4,130	580,004	583,010	3,006	—
Euro,
Expiring 07/29/22	Barclays Bank PLC	EUR	1,818	1,905,363	1,908,924	3,561	—
Expiring 07/29/22	Barclays Bank PLC	EUR	995	1,059,495	1,045,218	—	(14,277)
Expiring 07/29/22	Merrill Lynch International	EUR	2,159	2,255,716	2,267,352	11,636	—
Expiring 07/29/22	Merrill Lynch International	EUR	1,136	1,227,196	1,193,212	—	(33,984)
Expiring 07/29/22	Merrill Lynch International	EUR	882	946,926	925,921	—	(21,005)
Expiring 07/29/22	Merrill Lynch International	EUR	504	534,845	529,032	—	(5,813)
Expiring 07/29/22	Royal Bank of Canada	EUR	859	920,191	901,843	—	(18,348)
Expiring 07/29/22	Royal Bank of Canada	EUR	644	694,309	676,050	—	(18,259)
Expiring 07/29/22	Royal Bank of Canada	EUR	585	615,380	614,706	—	(674)
Expiring 07/29/22	Royal Bank of Canada	EUR	486	523,513	510,280	—	(13,233)
Expiring 07/29/22	State Street Bank & Trust Company	EUR	1,792	1,924,128	1,881,715	—	(42,413)
Expiring 07/29/22	The Toronto-Dominion Bank	EUR	527	565,652	553,606	—	(12,046)
Hong Kong Dollar,
Expiring 07/05/22	Royal Bank of Canada	HKD	128	16,262	16,266	4	—
Expiring 07/29/22	Royal Bank of Canada	HKD	18,946	2,418,834	2,416,840	—	(1,994)
Japanese Yen,
Expiring 07/29/22	Barclays Bank PLC	JPY	146,473	1,088,153	1,081,411	—	(6,742)
Expiring 07/29/22	Royal Bank of Canada	JPY	2,217,653	17,412,069	16,372,959	—	(1,039,110)
Norwegian Krone,
Expiring 07/29/22	The Toronto-Dominion Bank	NOK	5,389	587,632	547,400	—	(40,232)

SEE NOTES TO FINANCIAL STATEMENTS.
A244

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar,
Expiring 07/29/22	Australia And New Zealand Banking Group Ltd.	SGD	624	$454,153	$449,038	$—	$(5,115)
Swedish Krona,
Expiring 07/29/22	State Street Bank & Trust Company	SEK	34,849	3,440,373	3,409,943	—	(30,430)
Expiring 07/29/22	State Street Bank & Trust Company	SEK	5,434	541,305	531,756	—	(9,549)
Swiss Franc,
Expiring 07/29/22	Citibank, N.A.	CHF	649	678,342	681,007	2,665	—
Expiring 07/29/22	State Street Bank & Trust Company	CHF	12,096	12,691,043	12,693,309	2,266	—

				$113,824,288	$111,334,418	23,138	(2,513,008)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Canadian Dollar,
Expiring 07/29/22	Royal Bank of Canada	CAD	2,415	$1,856,513	$1,876,204	$—	$(19,691)
Danish Krone,
Expiring 07/29/22	Barclays Bank PLC	DKK	62,066	8,961,053	8,761,799	199,254	—
Expiring 07/29/22	State Street Bank & Trust Company	DKK	28,338	4,023,921	4,000,455	23,466	—
Expiring 07/29/22	State Street Bank & Trust Company	DKK	4,951	705,326	698,973	6,353	—
Euro,
Expiring 07/01/22	Goldman Sachs & Co. LLC	EUR	1,440	1,507,403	1,509,214	—	(1,811)
Expiring 07/29/22	Merrill Lynch International	EUR	25,063	26,933,027	26,315,081	617,946	—
Expiring 07/29/22	State Street Bank & Trust Company	EUR	102,673	108,474,029	107,801,157	672,872	—
Expiring 07/29/22	State Street Bank & Trust Company	EUR	1,689	1,763,720	1,773,532	—	(9,812)
Expiring 07/29/22	State Street Bank & Trust Company	EUR	628	661,019	659,569	1,450	—
Expiring 07/29/22	State Street Bank & Trust Company	EUR	577	611,956	605,918	6,038	—
Japanese Yen,
Expiring 07/29/22	Merrill Lynch International	JPY	90,570	714,643	668,681	45,962	—
Expiring 07/29/22	Royal Bank of Canada	JPY	349,221	2,739,356	2,578,303	161,053	—
Expiring 07/29/22	Royal Bank of Canada	JPY	63,032	486,941	465,365	21,576	—
Expiring 07/29/22	Royal Bank of Canada	JPY	57,693	445,607	425,951	19,656	—
Expiring 07/29/22	State Street Bank & Trust Company	JPY	725,610	5,680,329	5,357,189	323,140	—
Expiring 07/29/22	State Street Bank & Trust Company	JPY	578,717	4,541,750	4,272,671	269,079	—
Expiring 07/29/22	State Street Bank & Trust Company	JPY	357,884	2,666,056	2,642,260	23,796	—
Expiring 07/29/22	State Street Bank & Trust Company	JPY	147,780	1,165,082	1,091,059	74,023	—
Expiring 07/29/22	State Street Bank & Trust Company	JPY	97,260	754,410	718,070	36,340	—
Norwegian Krone,
Expiring 07/29/22	Royal Bank of Canada	NOK	4,159	419,406	422,456	—	(3,050)
Swedish Krona,
Expiring 07/29/22	Merrill Lynch International	SEK	9,553	985,150	934,747	50,403	—
Swiss Franc,
Expiring 07/29/22	Royal Bank of Canada	CHF	2,014	2,034,201	2,113,578	—	(79,377)
Expiring 07/29/22	Royal Bank of Canada	CHF	1,209	1,267,227	1,268,968	—	(1,741)

				$179,398,125	$176,961,200	2,552,407	(115,482)

						$2,575,545	$(2,628,490)

SEE NOTES TO FINANCIAL STATEMENTS.
A245

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Cross currency exchange contracts outstanding at June 30, 2022:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty

OTC Cross Currency Exchange Contracts:
07/29/22	Buy	CHF	1,002	EUR	988	$14,048	$—	Royal Bank of Canada
07/29/22	Buy	EUR	515	SEK	5,507	1,682	—	State Street Bank & Trust Company
07/29/22	Buy	GBP	2,034	EUR	2,357	1,855	—	Citibank, N.A.

						$17,585	$—

Total return swap agreements outstanding at June 30, 2022:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
3I Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	07/07/22	GBP 734	$(55,079)	$—	$ (55,079)
AIB Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	07/07/22	EUR 772	(94,665)	—	(94,665)
Arkema SA(M)	1 Month LIBOR(M)	Bank of America, N.A.	07/07/22	EUR 1,256	(333,457)	—	(333,457)
Ashtead Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	07/07/22	GBP 869	(169,697)	—	(169,697)
Bank of Ireland Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	07/07/22	EUR 1,054	(43,866)	—	(43,866)
Barclays PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	07/07/22	GBP 1,635	(167,831)	—	(167,831)
BP PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	07/07/22	GBP 3,069	(463,286)	—	(463,286)
Centrica PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	07/07/22	GBP 995	(67,801)	—	(67,801)
Corporacion Acciona Energias Renovables SA(M)	1 Month LIBOR(M)	Bank of America, N.A.	07/07/22	EUR 956	(28,688)	—	(28,688)
Diageo PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	07/07/22	GBP 1,897	(74,588)	—	(74,588)
Diploma PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	07/07/22	GBP 718	(105,483)	—	(105,483)
Engie SA(M)	1 Month LIBOR(M)	Bank of America, N.A.	07/07/22	EUR 1,385	(175,389)	—	(175,389)
Glencore PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	07/07/22	GBP 2,108	(424,876)	—	(424,876)
Intermediate Capital Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	07/07/22	GBP 456	(61,958)	—	(61,958)
JD Sports Fashion PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	07/07/22	GBP 474	(13,678)	—	(13,678)
Lloyds Banking Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	07/07/22	GBP 1,232	(102,180)	—	(102,180)
LVMH Moet Hennessy Louis Vuitton SE(M)	1 Month LIBOR(M)	Bank of America, N.A.	07/07/22	EUR 2,742	(116,232)	—	(116,232)
Oxford Instruments PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	07/07/22	GBP 469	(71,449)	—	(71,449)
PageGroup PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	07/07/22	GBP 380	(55,912)	—	(55,912)
Pernod Ricard SA(M)	1 Month LIBOR(M)	Bank of America, N.A.	07/07/22	EUR 1,464	(54,455)	—	(54,455)
RELX PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	07/07/22	GBP 1,158	(1,444)	—	(1,444)
Sanofi SA(M)	1 Month LIBOR(M)	Bank of America, N.A.	07/07/22	EUR 2,523	(107,176)	—	(107,176)

SEE NOTES TO FINANCIAL STATEMENTS.
A246

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Total return swap agreements outstanding at June 30, 2022 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements (cont’d.):
Taylor Wimpey PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	07/07/22	GBP 598	$(71,031)	$—	$(71,031)
Teleperformance SE(M)	1 Month LIBOR(M)	Bank of America, N.A.	07/07/22	EUR 871	(30,556)	—	(30,556)
TotalEnergies SE(M)	1 Month LIBOR(M)	Bank of America, N.A.	07/07/22	EUR 3,938	(328,256)	—	(328,256)
Veolia Environnement SA(M)	1 Month LIBOR(M)	Bank of America, N.A.	07/07/22	EUR 949	(128,018)	—	(128,018)
Vinci SA(M)	1 Month LIBOR(M)	Bank of America, N.A.	07/07/22	EUR 1,347	(82,174)	—	(82,174)

					$(3,429,225)	$—	$(3,429,225)

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$—	$—	$—	$(3,429,225)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Goldman Sachs & Co. LLC	$6,964,000	$46,215,781

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$3,318,413	$—
Austria	—	617,050	—
Belgium	—	6,081,930	—
Brazil	2,793,611	—	—
Canada	8,257,431	—	—
Chile	195,511	—	—
China	14,739,206	24,351,984	—
Colombia	74,424	—	—

SEE NOTES TO FINANCIAL STATEMENTS.
A247

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Denmark	$—	$26,172,630	$—
Finland	—	3,716,383	—
France	—	45,664,106	—
Germany	—	25,441,889	—
Greece	—	274,081	—
Hong Kong	—	7,100,567	—
Hungary	—	183,493	—
India	4,266,511	8,986,038	—
Indonesia	—	3,134,733	—
Italy	—	1,469,906	—
Japan	466,560	26,183,728	—
Kuwait	—	146,447	—
Luxembourg	—	1,141,125	—
Macau	—	80,454	—
Malaysia	—	633,669	—
Mexico	1,985,399	—	—
Netherlands	—	11,693,399	—
Norway	—	1,596,375	—
Peru	288,623	—	—
Philippines	—	209,103	—
Poland	—	308,397	—
Qatar	—	425,889	—
Russia	—	—	19
Saudi Arabia	—	2,227,408	—
Singapore	422,288	2,514,117	—
South Africa	—	5,180,599	—
South Korea	—	11,473,441	—
Spain	—	4,361,076	—
Sweden	—	6,506,463	—
Switzerland	—	9,620,663	—
Taiwan	7,255,885	8,692,890	—
Thailand	—	1,235,284	—
Turkey	—	49,403	—
United Arab Emirates	—	446,563	—
United Kingdom	—	14,462,978	—
United States	853,090,096	23,494,867	157,312
Preferred Stocks
Brazil	946,961	—	—
Germany	—	3,595,055	—
United States	—	—	536,568
Warrants
United States	—	—	36,680
Asset-Backed Securities
United States	—	3,398,476	—
Bank Loans
United States	—	720,135	—
Commercial Mortgage-Backed Securities
United States	—	15,345,746	—
Corporate Bonds
Australia	—	4,445,300	—
Belgium	—	1,918,053	—
Bermuda	—	352,500	—
Brazil	—	467,186	—
Canada	—	6,345,912	—
Chile	—	142,635	—
China	—	532,512	—
Denmark	—	436,463	—
Finland	—	212,162	—

SEE NOTES TO FINANCIAL STATEMENTS.
A248

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Corporate Bonds (continued)
France	$—	$7,294,294	$—
Germany	—	2,118,126	—
Ireland	—	3,310,916	—
Italy	—	1,348,507	—
Japan	—	7,118,011	—
Mexico	—	727,019	—
Netherlands	—	1,814,143	—
New Zealand	—	398,986	—
Norway	—	797,002	—
Portugal	—	468,996	—
Spain	—	2,736,160	—
Sweden	—	199,350	—
Switzerland	—	4,577,789	—
Taiwan	—	717,699	—
United Kingdom	—	12,441,335	—
United States	—	133,234,720	—
Municipal Bonds
New York	—	637,210	—
Residential Mortgage-Backed Securities
United States	—	1,773,769	—
Sovereign Bonds
Bermuda	—	446,689	—
Colombia	—	376,531	—
Mexico	—	1,326,177	—
Peru	—	342,880	—
U.S. Government Agency Obligations	—	167,622,437	—
U.S. Treasury Obligations	—	274,602,973	—
Short-Term Investments
Affiliated Mutual Funds	568,751,728	—	—
Certificates of Deposit
Japan	—	1,695,494	—
Singapore	—	1,031,810	—
United States	—	6,750,515	—
Commercial Paper
Australia	—	2,988,673	—
Canada	—	3,744,520	—
United States	—	58,275,217	—
Corporate Bond
United States	—	109,970	—
U.S. Treasury Obligations	—	73,092,016	—

Total	$1,463,534,234	$1,101,229,610	$730,579

Other Financial Instruments*
Assets
Futures Contracts	$12,676,867	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	2,575,545	—
OTC Cross Currency Exchange Contracts	—	17,585	—

Total	$12,676,867	$2,593,130	$—

Liabilities
Futures Contracts	$(9,386,671)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(2,628,490)	—
OTC Total Return Swap Agreements	—	(3,429,225)	—

Total	$(9,386,671)	$(6,057,715)	$—

SEE NOTES TO FINANCIAL STATEMENTS.
A249

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2022 were as follows:

Affiliated Mutual Funds (4.3% represents investments purchased with collateral from securities on loan)	23.2%
U.S. Treasury Obligations	14.2
U.S. Government Agency Obligations	6.9
Banks	6.6
Pharmaceuticals	2.8
Commercial Paper	2.7
Software	2.6
Semiconductors & Semiconductor Equipment	2.6
Insurance	2.5
Oil, Gas & Consumable Fuels	1.9
Biotechnology	1.8
Interactive Media & Services	1.6
Capital Markets	1.6
Health Care Providers & Services	1.5
Hotels, Restaurants & Leisure	1.4
Equity Real Estate Investment Trusts (REITs)	1.4
Machinery	1.4
IT Services	1.4
Internet & Direct Marketing Retail	1.4
Health Care Equipment & Supplies	1.3
Technology Hardware, Storage & Peripherals	1.2
Electric Utilities	1.2
Aerospace & Defense	1.0
Automobiles	1.0
Electric	1.0
Beverages	1.0
Chemicals	0.9
Specialty Retail	0.9
Textiles, Apparel & Luxury Goods	0.8
Food Products	0.7
Electrical Equipment	0.7
Road & Rail	0.7
Commercial Mortgage-Backed Securities	0.6
Building Products	0.6
Media	0.6
Diversified Financial Services	0.5
Construction & Engineering	0.5
Consumer Finance	0.5
Diversified Telecommunication Services	0.4
Food & Staples Retailing	0.4
Certificates of Deposit	0.4
Metals & Mining	0.4
Professional Services	0.4
Wireless Telecommunication Services	0.3
Household Durables	0.3
Commercial Services & Supplies	0.3
Oil & Gas	0.3
Electronic Equipment, Instruments & Components	0.3
Pipelines	0.3
Life Sciences Tools & Services	0.3
Telecommunications	0.3
Multiline Retail	0.2

Independent Power & Renewable Electricity Producers	0.2%
Energy Equipment & Services	0.2
Containers & Packaging	0.2
Air Freight & Logistics	0.2
Healthcare-Services	0.2
Household Products	0.2
Auto Manufacturers	0.2
Personal Products	0.2
Semiconductors	0.2
Construction Materials	0.2
Airlines	0.2
Real Estate Investment Trusts (REITs)	0.2
Communications Equipment	0.2
Auto Components	0.2
Real Estate Management & Development	0.2
Mining	0.2
Thrifts & Mortgage Finance	0.1
Agriculture	0.1
Entertainment	0.1
Trading Companies & Distributors	0.1
Distributors	0.1
Transportation	0.1
Commercial Services	0.1
Retail	0.1
Sovereign Bonds	0.1
Internet	0.1
Computers	0.1
Industrial Conglomerates	0.1
Tobacco	0.1
Residential Mortgage-Backed Securities	0.1
Diversified Consumer Services	0.1
Gas Utilities	0.1
Health Care Technology	0.1
Gas	0.1
Leisure Products	0.0	*
Paper & Forest Products	0.0	*
Miscellaneous Manufacturing	0.0	*
Foods	0.0	*
Municipal Bonds	0.0	*
Transportation Infrastructure	0.0	*
Savings & Loans	0.0	*
Iron/Steel	0.0	*
Building Materials	0.0	*
Cosmetics/Personal Care	0.0	*
Home Builders	0.0	*
Trucking & Leasing	0.0	*
Marine	0.0	*
Healthcare-Products	0.0	*
Oil & Gas Services	0.0	*
Auto Parts & Equipment	0.0	*

SEE NOTES TO FINANCIAL STATEMENTS.
A250

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Industry Classification (continued):

Machinery-Diversified	0.0 *%

104.8
Liabilities in excess of other assets	(4.8)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$9,796,722	*	Due from/to broker-variation margin futures	$7,875,001	*
Equity contracts	—	—		Unrealized depreciation on OTC swap agreements	3,429,225
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	17,585		—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	2,575,545		Unrealized depreciation on OTC forward foreign currency exchange contracts	2,628,490
Interest rate contracts	Due from/to broker-variation margin futures	2,880,145	*	Due from/to broker-variation margin futures	1,511,670	*

		$15,269,997			$15,444,386

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward &Cross Currency Exchange Contracts	Swaps
Equity contracts	$—	$—	$(54,765,936)	$—	$(2,888,635)
Foreign exchange contracts	—	—	513,571	5,722,212	—
Interest rate contracts	(815,714)	760,801	(11,625,581)	—	—

Total	$(815,714)	$760,801	$(65,877,946)	$5,722,212	$(2,888,635)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.
A251

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward &Cross Currency Exchange Contracts	Swaps
Equity contracts	$(6,546,623)	$—	$(3,401,010)
Foreign exchange contracts	(452,190)	358,949	—
Interest rate contracts	4,156,500	—	—

Total	$(2,842,313)	$358,949	$(3,401,010)

For the six months ended June 30, 2022, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 181,781
Options Written (2)	1,360,000
Futures Contracts - Long Positions (2)	733,775,261
Futures Contracts - Short Positions (2)	570,280,981
Forward Foreign Currency Exchange Contracts - Purchased (3)	124,923,340
Forward Foreign Currency Exchange Contracts - Sold (3)	196,162,757
Cross Currency Exchange Contracts (4)	1,597,961
Total Return Swap Agreements (2)	42,258,275

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2022.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$102,412,995	$(102,412,995)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Australia And New Zealand Banking Group Ltd.	$—	$(5,115)	$(5,115)	$—	$(5,115)

Bank of America, N.A.	—	(3,429,225)	(3,429,225)	2,740,000	(689,225)
Barclays Bank PLC	205,821	(21,019)	184,802	—	184,802
Citibank, N.A.	4,520	—	4,520	—	4,520
Goldman Sachs & Co. LLC	—	(1,811)	(1,811)	—	(1,811)
Merrill Lynch International	725,947	(190,279)	535,668	—	535,668
Royal Bank of Canada	216,337	(1,204,826)	(988,489)	—	(988,489)
State Street Bank & Trust Company	1,440,505	(1,153,162)	287,343	—	287,343
The Toronto-Dominion Bank	—	(52,278)	(52,278)	—	(52,278)

	$2,593,130	$(6,057,715)	$(3,464,585)	$2,740,000	$(724,585)

SEE NOTES TO FINANCIAL STATEMENTS.
A252

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.
A253

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2022

ASSETS
Investments at value, including securities on loan of $102,412,995:
Unaffiliated investments (cost $2,147,070,527)	$1,996,742,695
Affiliated investments (cost $568,759,205)	568,751,728
Foreign currency, at value (cost $18,756,104)	18,694,167
Cash segregated for counterparty — OTC	2,740,000
Receivable for investments sold	29,557,654
Deposit with broker for centrally cleared/exchange-traded derivatives	6,964,000
Dividends and interest receivable	4,160,556
Unrealized appreciation on OTC forward foreign currency exchange contracts	2,575,545
Due from broker-variation margin futures	2,346,109
Tax reclaim receivable	1,934,658
Receivable for Portfolio shares sold	490,920
Deposit with prime broker	150,000
Unrealized appreciation on OTC cross currency exchange contracts	17,585
Receivable from affiliate	5,876
Foreign capital gains tax benefit accrued	165
Prepaid expenses and other assets	257,696

Total Assets	2,635,389,354

LIABILITIES
Payable to broker for collateral for securities on loan	105,244,769
Payable for investments purchased	74,153,874
Unrealized depreciation on OTC swap agreements	3,429,225
Unrealized depreciation on OTC forward foreign currency exchange contracts	2,628,490
Management fee payable	803,076
Payable to affiliate	592,626
Accrued expenses and other liabilities	514,628
Payable for Portfolio shares purchased	227,823
Distribution fee payable	67,672
Payable to custodian	64,865
Affiliated transfer agent fee payable	512
Trustees’ fees payable	450

Total Liabilities	187,728,010

NET ASSETS	$2,447,661,344

Net assets were comprised of:
Partners’ Equity	$2,447,661,344

Net asset value and redemption price per share, $2,447,661,344 / 128,605,007 outstanding shares of beneficial interest	$19.03

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2022

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $1,516,595 foreign withholding tax, of which $88,158 is reimbursable by an affiliate)	$18,253,333
Interest income (net of $18,630 foreign withholding tax)	8,011,578
Affiliated dividend income	1,058,012
Income from securities lending, net (including affiliated income of $54,827)	87,092

Total income	27,410,015

EXPENSES
Management fee	11,073,923
Distribution fee	3,653,508
Custodian and accounting fees	262,562
Audit fee	35,902
Trustees’ fees	26,220
Legal fees and expenses	18,918
Shareholders’ reports	6,744
Transfer agent’s fees and expenses (including affiliated expense of $1,483)	3,715
Miscellaneous	58,563

Total expenses	15,140,055

NET INVESTMENT INCOME (LOSS)	12,269,960

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(21,132)) (net of foreign capital gains taxes $(15,658))	32,061,362
Futures transactions	(65,877,946)
Forward and cross currency contract transactions	5,722,212
Options written transactions	760,801
Swap agreements transactions	(2,888,635)
Foreign currency transactions	(973,428)

(31,195,634)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(3,227)) (net of change in foreign capital gains taxes $165,965)	(526,223,852)
Futures	(2,842,313)
Forward and cross currency contracts	358,949
Swap agreements	(3,401,010)
Foreign currencies	(211,973)

(532,320,199)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(563,515,833)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(551,245,873)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$12,269,960	$19,019,585
Net realized gain (loss) on investment and foreign currency transactions	(31,195,634)	470,423,730
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(532,320,199)	(90,911,369)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(551,245,873)	398,531,946

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [2,752,619 and 360,038 shares, respectively]	54,611,688	7,586,647
Portfolio shares purchased [21,514,326 and 16,951,151 shares, respectively]	(431,933,348)	(371,119,587)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(377,321,660)	(363,532,940)

TOTAL INCREASE (DECREASE)	(928,567,533)	34,999,006
NET ASSETS:
Beginning of period	3,376,228,877	3,341,229,871

End of period	$2,447,661,344	$3,376,228,877

SEE NOTES TO FINANCIAL STATEMENTS. A254

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended		Year Ended December 31,
	June 30, 2022		2021		2020		2019		2018		2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$22.91		$20.38		$18.01		$15.08		$16.28		$13.92

Income (Loss) From Investment Operations:
Net investment income (loss)	0.09		0.12		0.17		0.27		0.26		0.19
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(3.97)		2.41		2.20		2.66		(1.46)		2.17

Total from investment operations	(3.88)		2.53		2.37		2.93		(1.20)		2.36

Capital Contributions	—		—		—		—	(b)(c)(d)	—	(c)(d)	—

Net Asset Value, end of period	$19.03		$22.91		$20.38		$18.01		$15.08		$16.28

Total Return(e)	(16.94)%		12.41%		13.16%		19.43	%(f)	(7.37	)%(f)	16.95%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,448		$3,376		$3,341		$3,285		$2,752		$3,458
Average net assets (in millions)	$2,947		$3,416		$2,893		$3,146		$3,319		$3,231
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	1.04	%(h)	1.04	%(i)	1.06	%(i)	1.06%		1.05%		1.05%
Expenses before waivers and/or expense reimbursement	1.04	%(h)	1.04	%(i)	1.06	%(i)	1.06%		1.05%		1.05%
Net investment income (loss)	0.84	%(h)	0.56%		0.94%		1.59%		1.59%		1.27%
Portfolio turnover rate(j)	60%		113%		138%		104%		71%		58%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Amount rounds to zero.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)

The expense ratio includes interest and dividend expenses on securities sold short and broker fees and expenses on short sales of 0.01% and 0.01% for the year ended December 31, 2021 and 2020, respectively.

(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.
A255

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 75.7%

COMMON STOCKS — 29.2%
Aerospace & Defense — 0.6%
Airbus SE (France)	59,813	$5,822,283
General Dynamics Corp.	9,845	2,178,206
Northrop Grumman Corp.	5,080	2,431,136
Raytheon Technologies Corp.	38,591	3,708,981
Safran SA (France)	38,402	3,792,515
Woodward, Inc.	8,286	766,372

		18,699,493

Air Freight & Logistics — 0.2%
Deutsche Post AG (Germany)	87,974	3,305,594
FedEx Corp.	11,979	2,715,759

		6,021,353

Airlines — 0.1%
Alaska Air Group, Inc.*	13,709	549,045
Delta Air Lines, Inc.*	19,006	550,604
Southwest Airlines Co.*	54,246	1,959,366
Wizz Air Holdings PLC (Switzerland), 144A*	4,357	94,006

		3,153,021

Auto Components — 0.1%
Bridgestone Corp. (Japan)	103,300	3,766,634
Minth Group Ltd. (China)	62,000	169,267

		3,935,901

Automobiles — 0.4%
Guangzhou Automobile Group Co. Ltd. (China) (Class H Stock)	304,000	294,241
Honda Motor Co. Ltd. (Japan)	138,400	3,326,017
Kia Corp. (South Korea)	7,070	423,104
Stellantis NV	146,020	1,806,744
Tesla, Inc.*	9,787	6,590,762
Thor Industries, Inc.(a)	9,450	706,198
XPeng, Inc. (China) (Class A Stock)*	17,906	288,765

		13,435,831

Banks — 2.4%
Banco Santander Chile (Chile)	2,674,242	107,972
Bank Central Asia Tbk PT (Indonesia)	4,066,900	1,980,144
Bank of America Corp.	528,012	16,437,014
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	2,175,872	607,026
BNP Paribas SA (France)	64,315	3,082,485
Capitec Bank Holdings Ltd. (South Africa)	2,340	284,949
China Construction Bank Corp. (China) (Class H Stock)	1,382,000	929,609
China Merchants Bank Co. Ltd. (China) (Class H Stock)	105,000	703,507
Citigroup, Inc.	94,488	4,345,503
Citizens Financial Group, Inc.	84,809	3,026,833
Commerce Bancshares, Inc.(a)	10,500	689,325
Credicorp Ltd. (Peru)	2,677	320,999
Cullen/Frost Bankers, Inc.	6,100	710,345
DBS Group Holdings Ltd. (Singapore)	78,100	1,671,229
First Republic Bank	5,399	778,536

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	118,521	$662,461
HDFC Bank Ltd. (India)	31,086	532,013
HDFC Bank Ltd. (India), ADR	30,229	1,661,386
Itau Unibanco Holding SA (Brazil), ADR(a)	68,567	293,467
KB Financial Group, Inc. (South Korea)	11,103	411,807
KBC Group NV (Belgium)	111,681	6,270,237
M&T Bank Corp.	32,003	5,100,958
Ping An Bank Co. Ltd. (China) (Class A Stock)*	182,400	407,976
PNC Financial Services Group, Inc. (The)	22,175	3,498,550
Qatar National Bank QPSC (Qatar)	61,083	335,030
SCB X PCL (Thailand), NVDR	72,900	215,187
ServisFirst Bancshares, Inc.(a)	10,923	862,043
Signature Bank	5,984	1,072,393
SVB Financial Group*	4,477	1,768,370
TCS Group Holding PLC (Russia), GDR*^	5,848	1
Toronto-Dominion Bank (The) (Canada)	27,360	1,794,171
Truist Financial Corp.	171,304	8,124,949
U.S. Bancorp	56,750	2,611,635
Wells Fargo & Co.	213,709	8,370,981
Western Alliance Bancorp	16,027	1,131,506
Wintrust Financial Corp.	9,835	788,275

		81,588,872

Beverages — 0.5%
Budweiser Brewing Co. APAC Ltd. (China), 144A	156,600	468,944
Carlsberg A/S (Denmark) (Class B Stock)	47,824	6,121,231
Coca-Cola Co. (The)	45,324	2,851,333
Constellation Brands, Inc. (Class A Stock)	6,687	1,558,472
Diageo PLC (United Kingdom)	49,555	2,133,929
Keurig Dr. Pepper, Inc.	37,486	1,326,630
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	1,038	317,390
Wuliangye Yibin Co. Ltd. (China) (Class A Stock)	8,900	268,662

		15,046,591

Biotechnology — 0.9%
AbbVie, Inc.	112,611	17,247,501
Alnylam Pharmaceuticals, Inc.*	5,084	741,501
Exact Sciences Corp.*(a)	9,152	360,497
Exelixis, Inc.*	30,313	631,117
Horizon Therapeutics PLC*	15,812	1,261,165
Natera, Inc.*	10,087	357,483
Regeneron Pharmaceuticals, Inc.*	14,844	8,774,734
Sinovac Biotech Ltd. (China)*^	3,000	19,513
Vertex Pharmaceuticals, Inc.*	6,710	1,890,811

		31,284,322

SEE NOTES TO FINANCIAL STATEMENTS.
A256

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Building Products — 0.4%
Carlisle Cos., Inc.	7,622	$1,818,686
Fortune Brands Home & Security, Inc.	36,689	2,196,937
Hayward Holdings, Inc.*(a)	49,107	706,650
Lennox International, Inc.(a)	3,690	762,317
Simpson Manufacturing Co., Inc.	6,281	631,931
Trane Technologies PLC	57,832	7,510,642

		13,627,163

Capital Markets — 0.8%
BlackRock, Inc.	8,079	4,920,434
Blackstone, Inc.	17,807	1,624,533
Cboe Global Markets, Inc.	7,697	871,223
Charles Schwab Corp. (The)	57,855	3,655,279
Evercore, Inc. (Class A Stock)	7,471	699,360
FactSet Research Systems, Inc.	3,074	1,182,168
Focus Financial Partners, Inc. (Class A Stock)*(a)	24,719	841,929
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	32,435	1,596,706
Invesco Ltd.	72,526	1,169,844
KIWOOM Securities Co. Ltd. (South Korea)	2,236	142,930
LPL Financial Holdings, Inc.(a)	7,651	1,411,457
Moelis & Co. (Class A Stock)	20,132	792,194
Morgan Stanley	24,459	1,860,352
Morningstar, Inc.	4,479	1,083,157
Northern Trust Corp.	21,078	2,033,605
S&P Global, Inc.	3,896	1,313,186
StepStone Group, Inc. (Class A Stock)	35,558	925,575
T. Rowe Price Group, Inc.(a)	15,043	1,709,035
XP, Inc. (Brazil) (Class A Stock)*	12,909	231,846

		28,064,813

Chemicals — 0.4%
Aarti Industries Ltd. (India)	18,768	166,520
Axalta Coating Systems Ltd.*	75,601	1,671,538
Eastman Chemical Co.	29,344	2,634,211
LG Chem Ltd. (South Korea)	1,348	537,111
Linde PLC (United Kingdom)	5,455	1,563,615
Shin-Etsu Chemical Co. Ltd. (Japan)	37,200	4,186,776
Skshu Paint Co. Ltd. (China) (Class A Stock)*	17,300	334,701
Wanhua Chemical Group Co. Ltd. (China) (Class A Stock)	20,200	293,025
Yunnan Energy New Material Co. Ltd. (China) (Class A Stock)	7,900	295,299

		11,682,796

Commercial Services & Supplies — 0.2%
Copart, Inc.*	12,037	1,307,940
Driven Brands Holdings, Inc.*(a)	37,818	1,041,508
IAA, Inc.*	21,913	718,089
MSA Safety, Inc.	9,072	1,098,347
Ritchie Bros. Auctioneers, Inc. (Canada)	14,112	918,127
SAL TopCo LLC*^	15,668	15,668
Stericycle, Inc.*	17,839	782,240

	Shares	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (cont’d.)
Waste Connections, Inc.	10,946	$1,356,866

		7,238,785

Communications Equipment — 0.1%
Accton Technology Corp. (Taiwan)	30,000	241,184
Arista Networks, Inc.*	9,719	911,059
Cisco Systems, Inc.	32,024	1,365,503
CommScope Holding Co., Inc.*	76,980	471,118

		2,988,864

Construction & Engineering — 0.4%
Quanta Services, Inc.(a)	18,255	2,288,082
Vinci SA (France)	92,038	8,207,267
WillScot Mobile Mini Holdings Corp.*(a)	43,467	1,409,200

		11,904,549

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	9,074	2,715,304

Consumer Finance — 0.4%
American Express Co.	60,431	8,376,945
Capital One Financial Corp.	42,654	4,444,120
Shriram Transport Finance Co. Ltd. (India)	19,213	313,267

		13,134,332

Containers & Packaging — 0.2%
AptarGroup, Inc.	10,519	1,085,666
Crown Holdings, Inc.	9,006	830,083
Packaging Corp. of America	18,465	2,538,937
Westrock Co.	39,533	1,574,995

		6,029,681

Distributors — 0.1%
LKQ Corp.	26,885	1,319,785
Pool Corp.	3,730	1,310,088

		2,629,873

Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.*	18,663	1,577,397

Diversified Financial Services — 0.2%
Berkshire Hathaway, Inc. (Class B Stock)*	23,701	6,470,847
Chailease Holding Co. Ltd. (Taiwan)	37,331	261,375
FirstRand Ltd. (South Africa)	131,252	503,054

		7,235,276

Diversified Telecommunication Services — 0.2%
Frontier Communications Parent, Inc.*	1	23
Hellenic Telecommunications Organization SA (Greece)	14,916	267,313
Verizon Communications, Inc.	91,713	4,654,435
Windstream Holdings, Inc.*^	386	5,211

		4,926,982

Electric Utilities — 0.6%
American Electric Power Co., Inc.	16,655	1,597,881
Edison International	25,347	1,602,944
Entergy Corp.	15,530	1,749,299

SEE NOTES TO FINANCIAL STATEMENTS.
A257

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Electric Utilities (cont’d.)
Iberdrola SA (Spain)	264,316	$2,740,589
NextEra Energy, Inc.	112,929	8,747,481
PG&E Corp.*	121,693	1,214,496
Xcel Energy, Inc.	49,146	3,477,571

		21,130,261

Electrical Equipment — 0.3%
AMETEK, Inc.	10,545	1,158,790
Eaton Corp. PLC	49,960	6,294,460
Generac Holdings, Inc.*(a)	8,256	1,738,549
Schneider Electric SE	7,826	924,609
Shanghai Liangxin Electrical Co. Ltd. (China) (Class A Stock)*	117,680	290,913

		10,407,321

Electronic Equipment, Instruments & Components — 0.2%
Cognex Corp.	18,909	804,011
Jade Bird Fire Co. Ltd. (China) (Class A Stock)	59,175	242,359
Keyence Corp. (Japan)	2,772	941,102
Keysight Technologies, Inc.*	5,678	782,712
TD SYNNEX Corp.(a)	22,365	2,037,452
Zebra Technologies Corp. (Class A Stock)*	1,937	569,381

		5,377,017

Energy Equipment & Services — 0.1%
Baker Hughes Co.(a)	145,257	4,193,570

Entertainment — 0.1%
JYP Entertainment Corp. (South Korea)	5,850	217,646
NCSoft Corp. (South Korea)	431	116,097
NetEase, Inc. (China)	30,300	561,367
ROBLOX Corp. (Class A Stock)*(a)	12,139	398,888
Sea Ltd. (Singapore), ADR*	2,944	196,836
Walt Disney Co. (The)*	7,566	714,230

		2,205,064

Equity Real Estate Investment Trusts (REITs) — 0.9%
American Homes 4 Rent (Class A Stock)	56,150	1,989,956
Apple Hospitality REIT, Inc.	67,151	985,105
Brixmor Property Group, Inc.	94,969	1,919,324
CubeSmart	18,496	790,149
EastGroup Properties, Inc.	7,205	1,111,948
Federal Realty OP LP	15,144	1,449,887
JBG SMITH Properties	47,813	1,130,299
Kimco Realty Corp.(a)	126,530	2,501,498
Lamar Advertising Co. (Class A Stock)	13,615	1,197,712
Mid-America Apartment Communities, Inc.	17,079	2,983,189
National Retail Properties, Inc.	24,465	1,051,995
Outfront Media, Inc.	39,957	677,271
Prologis, Inc.	37,713	4,436,934
Public Storage	2,569	803,249
Rayonier, Inc.	57,555	2,151,406
Sun Communities, Inc.(a)	15,081	2,403,308
Welltower, Inc.(a)	11,055	910,379

	Shares	Value

COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Weyerhaeuser Co.	97,788	$3,238,739

		31,732,348

Food & Staples Retailing — 0.2%
Albertson’s Cos., Inc. (Class A Stock)	35,282	942,735
Bid Corp. Ltd. (South Africa)	15,134	285,680
BJ’s Wholesale Club Holdings, Inc.*	19,142	1,192,930
Casey’s General Stores, Inc.(a)	4,529	837,774
Clicks Group Ltd. (South Africa)	19,391	326,602
Dino Polska SA (Poland), 144A*	3,739	266,494
Performance Food Group Co.*	25,421	1,168,858
Raia Drogasil SA (Brazil)	50,234	184,774
Sysco Corp.(a)	24,192	2,049,304
Wal-Mart de Mexico SAB de CV (Mexico)	142,573	490,617

		7,745,768

Food Products — 0.3%
Britannia Industries Ltd. (India)	6,401	281,147
Chongqing Fuling Zhacai Group Co. Ltd. (China) (Class A Stock)	44,400	228,904
Foshan Haitian Flavouring & Food Co. Ltd. (China) (Class A Stock)	29,592	399,483
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	68,000	395,971
Kraft Heinz Co. (The)	70,671	2,695,392
Lamb Weston Holdings, Inc.(a)	14,034	1,002,870
Nestle SA	24,993	2,916,573
Post Holdings, Inc.*	33,421	2,752,219
Tongwei Co. Ltd. (China) (Class A Stock)	52,200	467,253

		11,139,812

Gas Utilities — 0.0%
Atmos Energy Corp.(a)	9,574	1,073,246
Kunlun Energy Co. Ltd. (China)	318,000	261,660

		1,334,906

Health Care Equipment & Supplies — 0.9%
Boston Scientific Corp.*	203,984	7,602,484
Coloplast A/S (Denmark) (Class B Stock)	7,340	841,437
Cooper Cos., Inc. (The)	3,350	1,048,952
Dexcom, Inc.*	9,621	717,053
Hoya Corp. (Japan)	43,100	3,708,033
ICU Medical, Inc.*	4,529	744,522
Insulet Corp.*	3,161	688,909
Intuitive Surgical, Inc.*	11,058	2,219,451
Medtronic PLC	16,153	1,449,732
QuidelOrtho Corp.*	4,388	426,426
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (China) (Class A Stock)	5,700	266,656
STERIS PLC	5,228	1,077,752
Zimmer Biomet Holdings, Inc.	84,022	8,827,351

		29,618,758

SEE NOTES TO FINANCIAL STATEMENTS.
A258

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Health Care Providers & Services — 1.0%
AmerisourceBergen Corp.	22,945	$3,246,259
Apollo Hospitals Enterprise Ltd. (India)	6,196	289,780
Centene Corp.*	11,584	980,122
Chemed Corp.	2,255	1,058,475
Cigna Corp.	6,927	1,825,403
CVS Health Corp.	40,615	3,763,386
Encompass Health Corp.	18,749	1,050,881
HCA Healthcare, Inc.	8,739	1,468,676
HealthEquity, Inc.*(a)	15,382	944,301
Laboratory Corp. of America Holdings	7,272	1,704,266
McKesson Corp.	3,724	1,214,806
Molina Healthcare, Inc.*	4,631	1,294,874
UnitedHealth Group, Inc.	31,629	16,245,603

		35,086,832

Health Care Technology — 0.0%
Certara, Inc.*(a)	33,177	711,978
Definitive Healthcare Corp.*(a)	27,748	636,262

		1,348,240

Hotels, Restaurants & Leisure — 0.9%
Airbnb, Inc. (Class A Stock)*	2,434	216,821
Booking Holdings, Inc.*	3,670	6,418,793
Hilton Worldwide Holdings, Inc.	9,799	1,092,001
Huazhu Group Ltd. (China)	68,700	267,217
Marriott International, Inc. (Class A Stock)	48,734	6,628,311
McDonald’s Corp.	44,415	10,965,175
Planet Fitness, Inc. (Class A Stock)*	12,651	860,395
Royal Caribbean Cruises Ltd.*(a)	14,859	518,728
Sands China Ltd. (Macau)*	60,400	146,367
Texas Roadhouse, Inc.	17,235	1,261,602
Vail Resorts, Inc.	4,946	1,078,475
Wendy’s Co. (The)(a)	48,943	924,044

		30,377,929

Household Durables — 0.2%
Garmin Ltd.	7,139	701,407
Haier Smart Home Co. Ltd. (China) (Class H Stock)	144,600	535,138
Midea Group Co. Ltd. (China) (Class A Stock)	11,493	103,691
Mohawk Industries, Inc.*	16,379	2,032,470
Newell Brands, Inc.(a)	99,515	1,894,765
Persimmon PLC (United Kingdom)	32,565	737,721
Sony Group Corp. (Japan)	17,363	1,412,456

		7,417,648

Household Products — 0.2%
Energizer Holdings, Inc.	47,818	1,355,640
Procter & Gamble Co. (The)	21,241	3,054,243
Reynolds Consumer Products, Inc.(a)	29,835	813,601

		5,223,484

Independent Power & Renewable Electricity Producers — 0.1%
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	109,000	210,787
RWE AG (Germany)	112,771	4,159,301

	Shares	Value

COMMON STOCKS (continued)
Independent Power & Renewable Electricity Producers (cont’d.)
Vistra Corp.	61	$1,394

		4,371,482

Industrial Conglomerates — 0.1%
Honeywell International, Inc.	10,892	1,893,138

Insurance — 1.5%
AIA Group Ltd. (Hong Kong)	258,074	2,802,294
Alleghany Corp.*	2,616	2,179,390
Allianz SE (Germany)	8,325	1,591,796
American International Group, Inc.	21,259	1,086,973
Arthur J. Gallagher & Co.	22,895	3,732,801
Chubb Ltd.	13,249	2,604,488
CNA Financial Corp.	22,503	1,010,385
Fairfax Financial Holdings Ltd. (Canada) (OOTC)	2,970	1,571,414
Fairfax Financial Holdings Ltd. (Canada) (TSE)	1,326	702,660
Hartford Financial Services Group, Inc. (The)	31,612	2,068,373
HDFC Life Insurance Co. Ltd. (India), 144A	34,902	243,376
ICICI Prudential Life Insurance Co. Ltd. (India), 144A	32,954	204,897
Kinsale Capital Group, Inc.	5,105	1,172,312
Loews Corp.	87,035	5,157,694
Marsh & McLennan Cos., Inc.	8,765	1,360,766
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	83,500	566,550
Porto Seguro SA (Brazil)	75,324	255,904
Progressive Corp. (The)	101,100	11,754,897
Prudential PLC (Hong Kong)	29,720	368,291
RLI Corp.	9,691	1,129,874
Sanlam Ltd. (South Africa)	61,421	199,893
Tokio Marine Holdings, Inc. (Japan)	83,300	4,893,108
Travelers Cos., Inc. (The)	29,883	5,054,112

		51,712,248

Interactive Media & Services — 0.8%
Alphabet, Inc. (Class C Stock)*	3,487	7,627,638
Bumble, Inc. (Class A Stock)*(a)	33,197	934,496
IAC/InterActiveCorp*	16,104	1,223,421
Meta Platforms, Inc. (Class A Stock)*	58,580	9,446,025
NAVER Corp. (South Korea)	1,362	251,084
Snap, Inc. (Class A Stock)*	163,458	2,146,203
Tencent Holdings Ltd. (China)	89,600	4,020,426

		25,649,293

Internet & Direct Marketing Retail — 0.8%
Alibaba Group Holding Ltd. (China)*	99,772	1,420,768
Amazon.com, Inc.*	220,925	23,464,444
Delivery Hero SE (South Korea), 144A*	13,501	503,991
JD.com, Inc. (China) (Class A Stock)	25,258	807,761
Meituan (China) (Class B Stock), 144A*	45,500	1,139,104
MYT Holding LLC (Class B Stock)*^	93,730	71,441

SEE NOTES TO FINANCIAL STATEMENTS.
A259

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Internet & Direct Marketing Retail (cont’d.)
Naspers Ltd. (South Africa) (Class N Stock)	1,627	$238,484

		27,645,993

IT Services — 0.8%
Broadridge Financial Solutions, Inc.	7,204	1,026,930
Capgemini SE (France)	32,024	5,478,557
EPAM Systems, Inc.*	1,179	347,546
FleetCor Technologies, Inc.*	7,504	1,576,665
Global Payments, Inc.	7,899	873,945
Globant SA*	4,196	730,104
Infosys Ltd. (India)	42,267	784,079
International Business Machines Corp.	17,880	2,524,477
Jack Henry & Associates, Inc.	4,567	822,151
Mastercard, Inc. (Class A Stock)	34,308	10,823,488
MongoDB, Inc.*	2,261	586,730
SS&C Technologies Holdings, Inc.	17,773	1,032,078
WEX, Inc.*	7,526	1,170,745

		27,777,495

Leisure Products — 0.0%
Brunswick Corp.	15,377	1,005,348

Life Sciences Tools & Services — 0.2%
Lonza Group AG (Switzerland)	1,965	1,046,604
Mettler-Toledo International, Inc.*	506	581,277
Pharmaron Beijing Co. Ltd. (China) (Class H Stock), 144A	25,550	256,000
Syneos Health, Inc.*	14,787	1,059,932
Thermo Fisher Scientific, Inc.	2,212	1,201,735
West Pharmaceutical Services, Inc.	3,589	1,085,206
Wuxi Biologics Cayman, Inc. (China), 144A*	58,500	536,187

		5,766,941

Machinery — 0.9%
Atlas Copco AB (Sweden) (Class A Stock)	93,086	870,632
Deere & Co.	4,613	1,381,455
Douglas Dynamics, Inc.	11,349	326,170
Dover Corp.	21,438	2,600,858
FANUC Corp. (Japan)	16,400	2,570,384
Han’s Laser Technology Industry Group Co. Ltd. (China) (Class A Stock)	55,600	275,451
Hillman Solutions Corp.*(a)	69,270	598,493
IDEX Corp.	6,173	1,121,202
Ingersoll Rand, Inc.	148,985	6,269,289
ITT, Inc.	18,173	1,221,953
Jiangsu Hengli Hydraulic Co. Ltd. (China) (Class A Stock)	15,300	140,848
Lincoln Electric Holdings, Inc.	10,607	1,308,480
Middleby Corp. (The)*	8,554	1,072,329
Nordson Corp.	5,485	1,110,383
RBC Bearings, Inc.*(a)	7,159	1,324,057
Snap-on, Inc.(a)	3,330	656,110
Stanley Black & Decker, Inc.	8,464	887,535
Techtronic Industries Co. Ltd. (Hong Kong)	29,500	308,033
Timken Co. (The)	16,361	867,951

	Shares	Value

COMMON STOCKS (continued)
Machinery (cont’d.)
Toro Co. (The)	17,101	$1,296,085
Volvo AB (Sweden) (Class B Stock)	313,701	4,873,114

		31,080,812

Media — 0.3%
Charter Communications, Inc. (Class A Stock)*	11,357	5,321,095
DISH Network Corp. (Class A Stock)*(a)	54,638	979,659
Liberty Broadband Corp. (Class C Stock)*	18,581	2,148,707
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	50,701	1,827,771
Nexstar Media Group, Inc. (Class A Stock)	7,776	1,266,555

		11,543,787

Metals & Mining — 0.2%
Anglo American PLC (South Africa)	53,165	1,901,541
AngloGold Ashanti Ltd. (Tanzania)	5,563	82,970
AngloGold Ashanti Ltd. (Tanzania), ADR	1,364	20,173
Baoshan Iron & Steel Co. Ltd. (China) (Class A Stock)	286,200	256,901
BHP Group Ltd. (Australia)	69,143	1,962,363
Freeport-McMoRan, Inc.	22,015	644,159
Severstal PAO (Russia), GDR^	17,534	2
Vale SA (Brazil)	14,783	216,430
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	204,000	248,508

		5,333,047

Multiline Retail — 0.1%
Dollar General Corp.	11,028	2,706,712
Kohl’s Corp.(a)	30,597	1,092,007
Lojas Renner SA (Brazil)	69,181	298,353
Pepco Group NV (United Kingdom), 144A*	24,446	190,551

		4,287,623

Oil, Gas & Consumable Fuels — 1.3%
BP PLC (United Kingdom)	867,587	4,089,628
Cheniere Energy, Inc.	6,483	862,433
Chesapeake Energy Corp.	42	3,406
Chevron Corp.	60,196	8,715,177
ConocoPhillips	106,135	9,531,984
Coterra Energy, Inc.	102,602	2,646,106
Diamondback Energy, Inc.	9,724	1,178,063
EOG Resources, Inc.	16,232	1,792,662
EP Energy Corp.*	7,216	61,336
Kinder Morgan, Inc.	138,680	2,324,277
Marathon Petroleum Corp.	16,787	1,380,059
Petronet LNG Ltd. (India)	91,874	253,044
Phillips 66	26,637	2,183,968
PTT Exploration & Production PCL (Thailand)	64,500	291,261
Reliance Industries Ltd. (India)*	25,275	832,482
Shell PLC (Netherlands)	103,645	2,675,745

SEE NOTES TO FINANCIAL STATEMENTS.
A260

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
S-Oil Corp. (South Korea)	5,891	$471,688
Thai Oil PCL (Thailand)	252,900	368,772
TotalEnergies SE (France)	26,470	1,393,568
Williams Cos., Inc. (The)	79,571	2,483,411
Woodside Energy Group Ltd. (Australia)	12,829	281,606

		43,820,676

Paper & Forest Products — 0.0%
Suzano SA (Brazil)	25,821	245,754

Personal Products — 0.1%
BellRing Brands, Inc.*	44,376	1,104,519
Estee Lauder Cos., Inc. (The) (Class A Stock)	3,939	1,003,145
Hindustan Unilever Ltd. (India)	16,350	462,476
LG H&H Co. Ltd. (South Korea)	302	158,321
L’Oreal SA (France)	3,997	1,381,425

		4,109,886

Pharmaceuticals — 1.2%
Bristol-Myers Squibb Co.	212,638	16,373,126
Catalent, Inc.*	24,965	2,678,495
Jazz Pharmaceuticals PLC*(a)	6,894	1,075,533
Johnson & Johnson	23,946	4,250,654
Merck & Co., Inc.	21,942	2,000,452
Novo Nordisk A/S (Denmark) (Class B Stock)	94,984	10,567,059
Organon & Co.	22,462	758,093
Roche Holding AG	6,124	2,043,695
Royalty Pharma PLC (Class A Stock)(a)	23,384	983,063

		40,730,170

Professional Services — 0.2%
Equifax, Inc.	3,479	635,892
Leidos Holdings, Inc.	15,805	1,591,721
RELX PLC (United Kingdom)	56,835	1,535,816
SGS SA (Switzerland)	429	980,839
TransUnion	13,234	1,058,588

		5,802,856

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	25,118	1,848,936
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (China) (Class A Stock)	23,324	46,738
China Resources Land Ltd. (China)	58,000	271,008
Country Garden Services Holdings Co. Ltd. (China)	51,000	228,506
Cushman & Wakefield PLC*(a)	45,709	696,605
Shanghai SMI Holding Co. Ltd. (China) (Class A Stock)	3,900	2,494
Shenzhen New Nanshan Holding Group Co. Ltd. (China) (Class A Stock)	20,522	12,684

		3,106,971

	Shares	Value

COMMON STOCKS (continued)
Road & Rail — 0.4%
Canadian National Railway Co. (Canada)	15,078	$1,696,041
Knight-Swift Transportation Holdings, Inc.	20,003	925,939
Landstar System, Inc.	6,837	994,236
Localiza Rent a Car SA (Brazil)	26,966	269,894
Lyft, Inc. (Class A Stock)*	137,081	1,820,436
Norfolk Southern Corp.	18,437	4,190,546
Old Dominion Freight Line, Inc.	1,986	508,972
Uber Technologies, Inc.*	56,682	1,159,714

		11,565,778

Semiconductors & Semiconductor Equipment — 1.7%
Advanced Micro Devices, Inc.*	15,554	1,189,414
Allegro MicroSystems, Inc. (Japan)*	19,864	410,986
Analog Devices, Inc.	33,297	4,864,359
ASML Holding NV (Netherlands)	2,960	1,408,799
CMC Materials, Inc.	5,948	1,037,866
Entegris, Inc.	9,430	868,786
Global Unichip Corp. (Taiwan)	15,000	243,748
Lam Research Corp.	7,661	3,264,735
Novatek Microelectronics Corp. (Taiwan)	20,000	202,841
NVIDIA Corp.	11,101	1,682,801
NXP Semiconductors NV (China)	69,394	10,272,394
Power Integrations, Inc.(a)	12,435	932,749
QUALCOMM, Inc.	12,520	1,599,305
Realtek Semiconductor Corp. (Taiwan)	19,000	232,716
Silergy Corp. (China)	3,000	241,203
SK Hynix, Inc. (South Korea)	8,690	609,609
SolarEdge Technologies, Inc.*	4,551	1,245,518
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	238,000	3,807,393
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	82,628	6,754,839
Teradyne, Inc.	6,667	597,030
Texas Instruments, Inc.	67,919	10,435,754
Tokyo Electron Ltd. (Japan)	9,000	2,960,190
Wolfspeed, Inc.*(a)	7,757	492,182
Xinyi Solar Holdings Ltd. (China)	192,000	299,259

		55,654,476

Software — 1.4%
Black Knight, Inc.*	14,935	976,600
Clearwater Analytics Holdings, Inc. (Class A Stock)*(a)	37,362	449,838
Confluent, Inc. (Class A Stock)*(a)	28,514	662,665
Crowdstrike Holdings, Inc. (Class A Stock)*	4,213	710,143
Envestnet, Inc.*	10,976	579,204
Guidewire Software, Inc.*	8,965	636,425
HubSpot, Inc.*	2,174	653,613
Intuit, Inc.	11,869	4,574,787
Kingdee International Software Group Co. Ltd. (China)*	135,000	316,459
Manhattan Associates, Inc.*	6,405	734,013
Microsoft Corp.	115,771	29,733,466
nCino, Inc.*(a)	17,715	547,748
Palo Alto Networks, Inc.*	3,328	1,643,832

SEE NOTES TO FINANCIAL STATEMENTS.
A261

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Software (cont’d.)
Q2 Holdings, Inc.*	15,609	$602,039
ServiceNow, Inc.*	2,784	1,323,848
Synopsys, Inc.*	3,974	1,206,904
Trade Desk, Inc. (The) (Class A Stock)*	10,303	431,593
Tyler Technologies, Inc.*	3,058	1,016,724
Zoom Video Communications, Inc. (Class A Stock)*	11,958	1,291,105
Zscaler, Inc.*(a)	2,621	391,866

		48,482,872

Specialty Retail — 0.6%
AutoZone, Inc.*	2,219	4,768,897
Bath & Body Works, Inc.(a)	30,622	824,344
Best Buy Co., Inc.(a)	18,689	1,218,336
Burlington Stores, Inc.*	9,948	1,355,216
CarMax, Inc.*(a)	7,614	688,915
Claire’s Private Placement*^	406	101,500
Dick’s Sporting Goods, Inc.(a)	24,906	1,877,165
Gap, Inc. (The)(a)	64,733	533,400
Home Depot, Inc. (The)	4,401	1,207,062
Lowe’s Cos., Inc.	13,467	2,352,281
Murphy USA, Inc.(a)	8,277	1,927,465
National Vision Holdings, Inc.*(a)	12,389	340,698
Ross Stores, Inc.	50,487	3,545,702

		20,740,981

Technology Hardware, Storage & Peripherals — 0.6%
Advantech Co. Ltd. (Taiwan)	22,198	257,861
Apple, Inc.	100,929	13,799,013
Goodman Networks, Inc.*^	3,993	—
Samsung Electronics Co. Ltd. (South Korea)	81,396	3,577,618
Samsung Electronics Co. Ltd. (South Korea), GDR	823	897,499
Seagate Technology Holdings PLC(a)	27,390	1,956,742
Wiwynn Corp. (Taiwan)	10,000	234,232

		20,722,965

Textiles, Apparel & Luxury Goods — 0.6%
adidas AG (Germany)	4,053	716,920
Carter’s, Inc.(a)	6,567	462,842
Columbia Sportswear Co.(a)	22,098	1,581,775
Eclat Textile Co. Ltd. (Taiwan)	16,000	223,374
LVMH Moet Hennessy Louis Vuitton SE (France)	21,637	13,193,218
NIKE, Inc. (Class B Stock)	10,624	1,085,773
Ralph Lauren Corp.(a)	15,169	1,359,901
Shenzhou International Group Holdings Ltd. (China)	20,900	252,679

		18,876,482

Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. Ltd. (India)	152,895	4,218,640

Tobacco — 0.1%
Philip Morris International, Inc.	22,698	2,241,200

Trading Companies & Distributors — 0.0%
Ferguson PLC	9,444	1,046,627

		Shares	Value

COMMON STOCKS (continued)
Transportation Infrastructure — 0.0%
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)		33,924	$474,256
Grupo Aeroportuario del Sureste SAB de CV (Mexico) (Class B Stock)		18,708	368,783

			843,039

Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc.*		66,246	8,912,737
Vodacom Group Ltd. (South Africa)		23,397	188,934

			9,101,671

TOTAL COMMON STOCKS (cost $1,101,867,404)			980,638,408

PREFERRED STOCKS — 0.1%
Automobiles — 0.1%
Volkswagen AG (Germany) (PRFC)		19,854	2,657,541

Oil, Gas & Consumable Fuels — 0.0%
Petroleo Brasileiro SA (Brazil) (PRFC)		143,151	763,698

Specialty Retail — 0.0%
Claire’s Stores, Inc., CVT*^		288	705,600

Technology Hardware, Storage & Peripherals — 0.0%
Goodman Networks, Inc.*^		4,751	47

TOTAL PREFERRED STOCKS (cost $5,095,274)			4,126,886

		Units

WARRANTS* — 0.0%
Machinery — 0.0%
Jiangsu Hengli Hydraulic Co. Ltd. (China), expiring 12/15/22		8,866	81,744

Multiline Retail — 0.0%
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG, expiring 09/24/27^		693	27,720

Oil, Gas & Consumable Fuels — 0.0%
Chesapeake Energy Corp., expiring 02/09/26		80	4,198

TOTAL WARRANTS (cost $112,665)			113,662

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 0.4%
Automobiles — 0.3%
Santander Drive Auto Receivables Trust,
Series 2020-03, Class D
1.640%	11/16/26	5,400	5,266,247
Santander Revolving Auto Loan Trust,
Series 2019-A, Class A, 144A
2.510%	01/26/32	2,290	2,188,967

SEE NOTES TO FINANCIAL STATEMENTS.
A262

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Series 2019-A, Class D, 144A
3.450%	01/26/32	1,715	$1,644,599

			9,099,813

Home Equity Loans — 0.0%
GSAA Home Equity Trust,
Series 2007-04, Class A1, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
1.824%(c)	03/25/37	16	5,223
Series 2007-07, Class 1A2, 1 Month LIBOR + 0.360% (Cap N/A, Floor 0.360%)
1.984%(c)	07/25/37	12	11,867
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2006-HE01, Class M1, 1 Month LIBOR + 0.615% (Cap N/A, Floor 0.615%)
2.239%(c)	02/25/36	5	4,696
Option One Mortgage Loan Trust,
Series 2005-03, Class M2, 1 Month LIBOR + 0.735% (Cap N/A, Floor 0.735%)
2.359%(c)	08/25/35	9	8,762
Residential Asset Securities Trust,
Series 2005-KS02, Class M1, 1 Month LIBOR + 0.430% (Cap N/A, Floor 0.645%)
2.269%(c)	03/25/35	4	3,958
Soundview Home Loan Trust,
Series 2006-01, Class A4, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
2.224%(c)	02/25/36	3	3,605
Structured Asset Securities Corp. Pass-Through Certificates,
Series 2002-AL01, Class A2
3.450%	02/25/32	13	11,698

			49,809

Other — 0.0%
CF Hippolyta Issuer LLC,
Series 2021-01A, Class B1, 144A
1.980%	03/15/61	598	516,016

Residential Mortgage-Backed Securities — 0.0%
Ownit Mortgage Loan Trust,
Series 2006-01, Class AV, 1 Month LIBOR + 0.460% (Cap N/A, Floor 0.460%)
2.084%(c)	12/25/35	9	8,648
Saxon Asset Securities Trust,
Series 2007-01, Class A2C, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
1.774%(c)	01/25/47	2	1,989
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-BC05, Class A4, 1 Month LIBOR + 0.340% (Cap N/A, Floor 0.340%)
1.964%(c)	12/25/36	12	12,164
Series 2007-WF01, Class A4, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
2.024%(c)	02/25/37	6	6,228

			29,029

Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Student Loans — 0.1%
Edsouth Indenture No. 05 LLC,
Series 2014-01, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.000%)
2.324%(c)	02/25/39		640	$628,329
Edsouth Indenture No. 06 LLC,
Series 2014-02, Class A, 144A, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)
2.304%(c)	05/25/39		967	939,822
Edsouth Indenture No. 10 LLC,
Series 2015-02, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
2.624%(c)	12/25/56		577	577,428
South Carolina Student Loan Corp.,
Series 2014-01, Class A1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
1.550%(c)	05/01/30		510	508,595

				2,654,174

TOTAL ASSET-BACKED SECURITIES (cost $12,657,869)				12,348,841

BANK LOANS — 0.0%
Foods — 0.0%
Moran Foods LLC,
Term Loan
—%(p)	04/01/24		253	227,288
—%(p)	10/01/24		350	209,756

				437,044

Media — 0.0%
Altice Financing SA (Luxembourg),
October 2017 USD Term Loan, 3 Month LIBOR + 2.750%
3.794%(c)	01/31/26		111	100,673

Miscellaneous Manufacturing — 0.0%
FGI Operating Co. LLC,
Exit Term Loan - Non-PIK, 3 Month LIBOR + 10.000%
12.000%(c)	05/16/22^	(d)	112	12,162

Retail — 0.0%
Claire’s Stores, Inc.,
Term Loan B, 1 Month LIBOR + 6.500%
7.560%(c)	12/18/26		462	435,956

TOTAL BANK LOANS (cost $1,075,884)				985,835

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.0%
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60		1,560	1,505,951
Series 2017-BNK07, Class A4
3.175%	09/15/60		3,330	3,157,186
Benchmark Mortgage Trust,
Series 2018-B03, Class A5
4.025%	04/10/51		1,584	1,561,208
Citigroup Commercial Mortgage Trust,
Series 2021-PRM02, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
2.275%(c)	10/15/36		4,180	4,039,991

SEE NOTES TO FINANCIAL STATEMENTS.
A263

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Trust,
Series 2017-COR02, Class C
4.741%(cc)	09/10/50	650	$602,121
CSAIL Commercial Mortgage Trust,
Series 2018-CX11, Class A4
3.766%	04/15/51	3,790	3,675,908
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41	2,580	2,257,414
Fannie Mae-Aces,
Series 2020-M50, Class A1
0.670%	10/25/30	44	40,841
Series 2020-M50, Class X1, IO
2.001%(cc)	10/25/30	401	39,095
FREMF Mortgage Trust,
Series 2015-K45, Class C, 144A
3.734%(cc)	04/25/48	1,810	1,757,778
Series 2015-K48, Class B, 144A
3.769%(cc)	08/25/48	985	959,579
Series 2018-K80, Class C, 144A
4.375%(cc)	08/25/50	3,000	2,850,885
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class A, 144A, 1 Month LIBOR + 0.801% (Cap N/A, Floor 0.801%)
2.125%(c)	04/15/38	1,900	1,851,277
Morgan Stanley Capital I Trust,
Series 2021-L05, Class A4
2.728%	05/15/54	1,350	1,185,328
SREIT Trust,
Series 2021-MFP, Class A, 144A, 1 Month LIBOR + 0.731% (Cap N/A, Floor 0.731%)
2.055%(c)	11/15/38	2,140	2,032,524
Velocity Commercial Capital Loan Trust,
Series 2016-01, Class M5, 144A
8.581%(cc)	04/25/46	19	19,003
Series 2016-01, Class M7, 144A
8.581%(cc)	04/25/46	67	62,718
Series 2017-02, Class M4, 144A
5.000%(cc)	11/25/47	37	33,905
Series 2018-02, Class M2, 144A
4.510%(cc)	10/26/48	58	55,020
Series 2018-02, Class M3, 144A
4.720%(cc)	10/26/48	60	56,310
Series 2018-02, Class M4, 144A
5.320%(cc)	10/26/48	49	45,433
Series 2019-02, Class M1, 144A
3.260%(cc)	07/25/49	47	44,748
Wells Fargo Commercial Mortgage Trust,
Series 2017-RC01, Class D, 144A
3.250%	01/15/60	500	393,821
Series 2021-C59, Class A5
2.626%	04/15/54	1,650	1,435,670
Series 2022-C62, Class A4
4.000%(cc)	04/15/55	3,570	3,416,818

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $36,107,428)			33,080,532

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS — 14.1%
Aerospace & Defense — 0.2%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.400%	04/15/30	587	$536,771
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	1,690	1,525,181
2.250%	06/15/26	156	140,708
3.250%	02/01/35	430	327,315
3.375%	06/15/46	30	19,850
3.450%	11/01/28	404	360,604
3.625%	03/01/48	30	20,089
3.750%	02/01/50	34	23,975
3.850%	11/01/48	15	10,662
3.950%	08/01/59	899	606,983
5.805%	05/01/50	456	419,899
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
4.400%	06/15/28	751	738,381
4.854%	04/27/35	84	82,406
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
1.900%	09/01/31	641	525,043
2.375%	03/15/32	1,270	1,075,823
3.125%	07/01/50	221	169,405
3.750%	11/01/46	141	119,908
4.050%	05/04/47	479	425,181
4.800%	12/15/43	84	82,474

			7,210,658

Agriculture — 0.3%
Altria Group, Inc.,
Gtd. Notes
3.400%	02/04/41	1,687	1,120,971
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	2,268	2,076,857
4.390%	08/15/37	2,183	1,734,864
BAT International Finance PLC (United Kingdom),
Gtd. Notes
4.448%	03/16/28	977	923,989
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.125%	07/26/24	293	283,668
3.500%	07/26/26	520	487,217
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.100%	05/01/30	1,520	1,241,685
3.875%	08/21/42	232	181,882
4.375%	11/15/41	77	64,293

			8,115,426

Airlines — 0.1%
Air Canada 2015-2 Class AA Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.750%	06/15/29	139	128,678

SEE NOTES TO FINANCIAL STATEMENTS.
A264

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Airlines (cont’d.)
Air Canada 2017-1 Class A Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.550%	07/15/31		189	$168,072
Air Canada 2017-1 Class B Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.700%	07/15/27		270	252,146
Air Canada 2020-2 Class B Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
9.000%	04/01/27		328	340,238
American Airlines 2016-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.100%	07/15/29		387	336,203
American Airlines 2021-1 Class A Pass-Through Trust,
Pass-Through Certificates
2.875%	01/11/36	(a)	252	213,841
American Airlines 2021-1 Class B Pass-Through Trust,
Pass-Through Certificates
3.950%	01/11/32		174	142,258
British Airways 2018-1 Class A Pass-Through Trust (United Kingdom),
Pass-Through Certificates, 144A
4.125%	03/20/33		191	167,778
British Airways 2018-1 Class AA Pass-Through Trust (United Kingdom),
Pass-Through Certificates, 144A
3.800%	03/20/33		36	34,369
JetBlue 2019-1 Class B Pass-Through Trust,
Pass-Through Certificates
8.000%	11/15/27		946	962,496
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27		19	18,415
United Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.300%	02/15/27	(a)	224	214,313
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	10/11/27		52	48,660
United Airlines 2014-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.750%	03/03/28		102	97,401
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30		637	580,989

				3,705,857

Auto Manufacturers — 0.3%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN
2.050%	01/10/23		646	642,188
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.300%	02/10/25		1,750	1,571,573
3.375%	11/13/25	(a)	1,084	975,956
Sr. Unsec’d. Notes, GMTN
4.389%	01/08/26		908	838,315
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25		254	250,579

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
5.150%	04/01/38	162	$141,847
5.400%	10/02/23	419	425,402
6.125%	10/01/25	12	12,408
General Motors Financial Co., Inc.,
Gtd. Notes
4.300%	07/13/25	329	323,837
Sr. Unsec’d. Notes
2.350%	01/08/31	1,546	1,200,791
2.750%	06/20/25	562	529,567
5.650%	01/17/29	135	134,587
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
2.375%	02/10/23	632	627,307
2.375%	10/15/27	171	150,474
Kia Motors Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
3.250%	04/21/26	200	193,537
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.340%
1.194%(c)	10/14/22	540	539,650
Sr. Unsec’d. Notes, MTN, SOFR + 0.280%
1.790%(c)	12/14/22	250	249,568
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
0.750%	11/23/22	445	440,370

			9,247,956

Auto Parts & Equipment — 0.0%
Lear Corp.,
Sr. Unsec’d. Notes
3.550%	01/15/52	673	443,079

Banks — 4.2%
ABN AMRO Bank NV (Netherlands),
Sub. Notes, 144A
3.324%(ff)	03/13/37	800	642,498
AIB Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A, MTN
4.263%(ff)	04/10/25	401	394,360
ASB Bank Ltd. (New Zealand),
Sr. Unsec’d. Notes, 144A
3.750%	06/14/23	399	398,986
Banco Bilbao Vizcaya Argentaria SA (Spain),
Sr. Unsec’d. Notes
1.125%	09/18/25	400	362,749
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
0.701%(ff)	06/30/24	1,200	1,156,956
1.722%(ff)	09/14/27	400	347,300
2.706%	06/27/24	600	586,318
2.746%	05/28/25	600	569,150
3.125%	02/23/23	400	398,918
4.175%(ff)	03/24/28	1,600	1,529,054
Bank of America Corp.,
Sr. Unsec’d. Notes
2.299%(ff)	07/21/32	1,930	1,560,025
2.551%(ff)	02/04/28	880	800,809
2.572%(ff)	10/20/32	1,079	890,326

SEE NOTES TO FINANCIAL STATEMENTS.
A265

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
2.687%(ff)	04/22/32		743	$624,324
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31		1,947	1,557,771
1.922%(ff)	10/24/31		2,397	1,910,435
2.676%(ff)	06/19/41		770	555,690
2.884%(ff)	10/22/30		2,730	2,387,831
3.705%(ff)	04/24/28		1,056	1,005,964
3.824%(ff)	01/20/28		3,514	3,369,348
Sr. Unsec’d. Notes, Series N
1.658%(ff)	03/11/27		1,755	1,577,689
2.651%(ff)	03/11/32		272	228,359
Sub. Notes, MTN
4.450%	03/03/26		734	732,031
Bank of Nova Scotia (The) (Canada),
Jr. Sub. Notes, Series 2
3.625%(ff)	10/27/81		354	264,832
Sub. Notes
4.588%(ff)	05/04/37		1,045	960,765
Banque Federative du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, 144A
3.750%	07/20/23		254	253,862
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.852%(ff)	05/07/26		625	590,314
3.932%(ff)	05/07/25		360	354,444
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.500%	03/01/23		1,600	1,598,809
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
1.652%(ff)	10/06/26		3,515	3,150,447
2.375%	01/14/25		966	915,883
Sub. Notes, 144A
5.150%	07/21/24		560	561,448
Canadian Imperial Bank of Commerce (Canada),
Sr. Unsec’d. Notes, SOFR + 0.800%
2.307%(c)	03/17/23		750	749,514
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.014%(ff)	01/25/26		1,570	1,472,105
2.520%(ff)	11/03/32		854	692,390
2.572%(ff)	06/03/31		1,945	1,636,183
2.700%	10/27/22		414	414,251
2.976%(ff)	11/05/30		4,195	3,660,901
3.668%(ff)	07/24/28		989	935,125
4.658%(ff)	05/24/28	(a)	730	724,669
Sub. Notes
4.125%	07/25/28	(a)	359	344,669
4.600%	03/09/26		404	404,855
Commonwealth Bank of Australia (Australia),
Sub. Notes, 144A
2.688%	03/11/31		1,421	1,158,406
3.784%	03/14/32	(a)	605	533,550
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
3.750%	07/21/26		470	448,035

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, 144A
3.649%(ff)	04/06/28		880	$835,767
Credit Agricole SA (France),
Jr. Sub. Notes, 144A
8.125%(ff)	12/23/25	(oo)	805	826,534
Sr. Unsec’d. Notes, 144A, MTN
1.907%(ff)	06/16/26		1,105	1,017,493
3.250%	10/04/24		474	462,044
3.750%	04/24/23		348	348,067
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes
4.550%	04/17/26		294	287,091
Sr. Unsec’d. Notes, 144A
2.593%(ff)	09/11/25		1,847	1,739,004
3.091%(ff)	05/14/32		635	507,833
3.869%(ff)	01/12/29		650	585,214
4.207%(ff)	06/12/24		1,450	1,434,182
4.282%	01/09/28		458	428,524
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 1.200%
2.945%(c)	12/14/23		250	249,717
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
1.171%(ff)	12/08/23		200	197,425
1.621%(ff)	09/11/26		275	245,927
4.298%(ff)	04/01/28		841	797,968
5.375%	01/12/24		328	331,373
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.129%(ff)	11/24/26		350	311,115
2.222%(ff)	09/18/24		797	770,192
2.311%(ff)	11/16/27		2,511	2,166,208
Sub. Notes
3.742%(ff)	01/07/33		715	528,620
DNB Bank ASA (Norway),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.620%
2.231%(c)	12/02/22		750	749,628
Fifth Third Bancorp,
Sr. Unsec’d. Notes
4.055%(ff)	04/25/28	(a)	667	650,903
4.337%(ff)	04/25/33	(a)	791	752,485
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.431%(ff)	03/09/27		683	607,246
1.542%(ff)	09/10/27		5,462	4,794,063
1.757%(ff)	01/24/25		1,210	1,164,326
1.948%(ff)	10/21/27		695	615,441
2.383%(ff)	07/21/32		833	674,223
2.640%(ff)	02/24/28		965	875,215
3.102%(ff)	02/24/33		475	406,202
3.500%	04/01/25		1,354	1,330,355
3.615%(ff)	03/15/28		1,846	1,749,179
4.017%(ff)	10/31/38		1,549	1,352,863
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
0.976%(ff)	05/24/25		720	671,762
1.645%(ff)	04/18/26		1,184	1,086,131
2.206%(ff)	08/17/29		1,747	1,467,292

SEE NOTES TO FINANCIAL STATEMENTS.
A266

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
2.251%(ff)	11/22/27		1,039	$925,726
2.848%(ff)	06/04/31		550	464,494
2.999%(ff)	03/10/26		1,019	972,293
3.803%(ff)	03/11/25		325	320,486
4.041%(ff)	03/13/28		977	928,035
4.292%(ff)	09/12/26		516	504,751
4.755%(ff)	06/09/28		1,115	1,084,154
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A
4.198%(ff)	06/01/32		200	147,538
4.950%(ff)	06/01/42		517	352,622
KeyCorp,
Sr. Unsec’d. Notes, MTN
4.789%(ff)	06/01/33		285	280,971
Macquarie Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
1.340%(ff)	01/12/27		509	448,618
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 1.350%
3.547%(c)	03/27/24		193	193,401
Sr. Unsec’d. Notes, 144A, MTN
1.935%(ff)	04/14/28		569	492,872
2.691%(ff)	06/23/32	(a)	992	800,483
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
1.538%(ff)	07/20/27		1,495	1,320,573
2.341%(ff)	01/19/28		2,726	2,462,570
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.226%(ff)	05/25/26		736	688,666
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.880%
2.601%(c)	09/11/22		908	907,544
Morgan Stanley,
Sr. Unsec’d. Notes
1.593%(ff)	05/04/27		2,247	2,004,295
3.737%(ff)	04/24/24		359	358,035
4.210%(ff)	04/20/28	(a)	1,335	1,306,031
Sr. Unsec’d. Notes, SOFR + 0.625%
1.655%(c)	01/24/25		1,947	1,900,590
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32		1,150	934,449
2.699%(ff)	01/22/31		2,464	2,136,139
3.125%	01/23/23		896	896,025
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32		1,175	925,150
1.928%(ff)	04/28/32		355	281,626
2.511%(ff)	10/20/32		411	340,323
2.720%(ff)	07/22/25		1,803	1,739,310
2.802%(ff)	01/25/52		551	381,321
MUFG Union Bank NA,
Sr. Unsec’d. Notes, SOFR + 0.710%
2.156%(c)	12/09/22		250	249,710
National Australia Bank Ltd. (Australia),
Sub. Notes, 144A, MTN
2.332%	08/21/30		705	566,864
3.933%(ff)	08/02/34		500	453,797

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
National Bank of Canada (Canada),
Sr. Unsec’d. Notes, 144A
2.150%	10/07/22		906	$903,822
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
1.642%(ff)	06/14/27		528	463,699
3.073%(ff)	05/22/28		405	368,248
4.269%(ff)	03/22/25		2,443	2,417,425
5.516%(ff)	09/30/28		620	625,047
NatWest Markets PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.375%	05/21/23	(a)	1,570	1,549,172
3.625%	09/29/22		314	314,068
Nordea Bank Abp (Finland),
Sub. Notes, 144A
4.625%(ff)	09/13/33		943	909,406
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.089%(ff)	03/15/25		3,793	3,545,144
1.673%(ff)	06/14/27		600	524,329
Skandinaviska Enskilda Banken AB (Sweden),
Sr. Unsec’d. Notes, 144A
2.200%	12/12/22		200	199,350
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
1.488%(ff)	12/14/26		635	560,095
2.625%	10/16/24	(a)	380	365,118
2.797%(ff)	01/19/28		3,203	2,860,775
Sr. Unsec’d. Notes, 144A, MTN
1.792%(ff)	06/09/27		1,222	1,065,433
Sub. Notes, 144A
4.750%	11/24/25		400	394,386
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.319%(ff)	10/14/23		540	535,823
2.819%(ff)	01/30/26		1,418	1,346,006
State Street Corp.,
Sr. Unsec’d. Notes
2.203%(ff)	02/07/28		1,739	1,591,935
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.696%	07/16/24		1,083	1,054,927
3.040%	07/16/29		265	236,110
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
4.108%	06/08/27		1,205	1,192,360
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.364%(ff)	01/30/27		2,616	2,318,827
2.746%(ff)	02/11/33		660	537,166
4.125%	09/24/25		445	441,417
4.488%(ff)	05/12/26	(a)	460	458,257
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A
1.982%(ff)	06/03/27		520	449,827

SEE NOTES TO FINANCIAL STATEMENTS.
A267

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28		4,733	$4,241,643
2.406%(ff)	10/30/25	(a)	1,142	1,088,987
3.196%(ff)	06/17/27		953	903,354
3.526%(ff)	03/24/28		1,175	1,114,973
3.584%(ff)	05/22/28		700	662,989
Westpac Banking Corp. (Australia),
Sub. Notes
2.668%(ff)	11/15/35		493	395,625
3.020%(ff)	11/18/36		659	531,218
4.110%(ff)	07/24/34		314	287,272

				142,653,655

Beverages — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36		2,023	1,941,920
4.900%	02/01/46		1,531	1,443,992
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.000%	01/17/43		287	237,452
4.700%	02/01/36	(a)	326	312,652
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.375%	04/15/38		612	559,876
4.500%	06/01/50		471	423,161
4.950%	01/15/42		329	313,558
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.375%	03/15/31		619	504,064
2.600%	06/01/50		405	302,073
3.000%	03/05/51	(a)	407	328,463
Constellation Brands, Inc.,
Gtd. Notes
3.150%	08/01/29		1,108	998,030
4.400%	11/15/25		254	255,185
Sr. Unsec’d. Notes
3.600%	05/09/24		711	707,846
4.750%	05/09/32	(a)	820	809,678
Fomento Economico Mexicano SAB de CV (Mexico),
Sr. Unsec’d. Notes
3.500%	01/16/50		266	205,851
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.200%	05/01/30		1,073	959,609
Pernod Ricard International Finance LLC,
Gtd. Notes, 144A
1.625%	04/01/31		839	664,572

				10,967,982

Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.450%	02/21/30		533	465,272
2.800%	08/15/41		832	616,867

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Biotechnology (cont’d.)
3.000%	01/15/52		447	$318,011
3.150%	02/21/40		536	425,257
4.200%	02/22/52		360	315,850
Biogen, Inc.,
Sr. Unsec’d. Notes
2.250%	05/01/30		186	152,512
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/40		680	498,861
Regeneron Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
1.750%	09/15/30		1,036	830,996
Royalty Pharma PLC,
Gtd. Notes
3.350%	09/02/51		636	430,561

				4,054,187

Building Materials — 0.0%
Mohawk Industries, Inc.,
Sr. Unsec’d. Notes
3.850%	02/01/23		447	447,876

Chemicals — 0.1%
Albemarle Corp.,
Sr. Unsec’d. Notes
4.650%	06/01/27		829	816,090
5.050%	06/01/32		643	627,864
CF Industries, Inc.,
Gtd. Notes
5.150%	03/15/34		983	960,809
5.375%	03/15/44		94	87,664
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
3.300%	05/01/23		900	897,326
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
4.493%	11/15/25		434	437,037
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.050%	11/15/27		190	185,759
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.200%	03/15/32	(a)	726	586,031

				4,598,580

Commercial Services — 0.2%
DP World Crescent Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.750%	01/30/30		470	431,170
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.150%	01/15/27		990	877,420
2.900%	05/15/30		1,266	1,065,931
3.200%	08/15/29		809	706,840
Moody’s Corp.,
Sr. Unsec’d. Notes
2.550%	08/18/60		501	310,305

SEE NOTES TO FINANCIAL STATEMENTS.
A268

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.300%	06/01/30	(a)	478	$411,564
S&P Global, Inc.,
Gtd. Notes, 144A
2.900%	03/01/32		818	728,793
4.250%	05/01/29	(a)	467	462,554
4.750%	08/01/28		437	444,663
Triton Container International Ltd. (Bermuda),
Gtd. Notes, 144A
1.150%	06/07/24		926	865,822
Trustees of Boston University,
Sec’d. Notes, Series EE
3.173%	10/01/50		330	256,300
University of Chicago (The),
Unsec’d. Notes
3.000%	10/01/52		600	469,044
5.420%	10/01/30		170	183,925
University of Miami,
Sr. Unsec’d. Notes, Series 2022
4.063%	04/01/52		340	306,433

				7,520,764

Computers — 0.2%
Apple, Inc.,
Sr. Unsec’d. Notes
2.375%	02/08/41		285	218,108
2.650%	05/11/50		991	732,487
2.700%	08/05/51		506	379,226
2.800%	02/08/61		806	576,935
2.850%	08/05/61		212	154,159
2.950%	09/11/49		147	115,621
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A
3.375%	12/15/41		306	218,650
Sr. Unsec’d. Notes
5.300%	10/01/29		1,983	1,955,759
Leidos, Inc.,
Gtd. Notes
2.300%	02/15/31		731	578,574

				4,929,519

Cosmetics/Personal Care — 0.0%
GSK Consumer Healthcare Capital US LLC,
Gtd. Notes, 144A
3.375%	03/24/27		573	548,335
High Ridge Brands Co.,
Sr. Unsec’d. Notes, 144A
8.875%	03/15/25^	(d)	22	—

				548,335

Diversified Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
1.650%	10/29/24		690	637,885
2.450%	10/29/26		563	490,121
3.000%	10/29/28		2,095	1,762,479

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
3.875%	01/23/28		220	$198,239
4.875%	01/16/24		300	299,368
Air Lease Corp.,
Sr. Unsec’d. Notes, GMTN
3.750%	06/01/26		479	450,903
Sr. Unsec’d. Notes, MTN
2.875%	01/15/26		126	115,682
American Express Co.,
Sr. Unsec’d. Notes
3.375%	05/03/24	(a)	500	496,720
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A
1.950%	01/30/26		650	568,539
5.500%	12/15/24		120	119,149
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
2.528%	11/18/27		30	24,665
2.875%	02/15/25		1,903	1,752,693
3.950%	07/01/24		539	519,459
4.250%	04/15/26		1,432	1,333,035
4.375%	05/01/26		90	83,313
5.250%	05/15/24		69	68,146
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.636%(ff)	03/03/26		914	863,088
3.200%	01/30/23		586	586,397
4.166%(ff)	05/09/25		1,114	1,097,126
GTP Acquisition Partners I LLC,
Sr. Sec’d. Notes, 144A
3.482%	06/15/50		500	492,359
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/22		167	167,276
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
1.851%	07/16/25		790	725,236
Visa, Inc.,
Sr. Unsec’d. Notes
2.700%	04/15/40		562	453,707

				13,305,585

Electric — 1.9%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
4.700%	05/15/32		310	308,921
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes, Series N
2.750%	08/15/51		327	229,662
AES Corp. (The),
Sr. Unsec’d. Notes
1.375%	01/15/26		252	222,335
Sr. Unsec’d. Notes, 144A
3.300%	07/15/25		1,006	949,176
3.950%	07/15/30		440	394,947
Alexander Funding Trust,
Sr. Sec’d. Notes, 144A
1.841%	11/15/23		1,864	1,779,526

SEE NOTES TO FINANCIAL STATEMENTS.
A269

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Alfa Desarrollo SpA (Chile),
Sr. Sec’d. Notes, 144A
4.550%	09/27/51		322	$230,355
Ameren Corp.,
Sr. Unsec’d. Notes
1.750%	03/15/28		1,115	960,632
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
2.300%	03/01/30		254	213,712
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
2.650%	01/15/32		569	481,522
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes, 144A
4.600%	05/01/53		171	165,003
CenterPoint Energy, Inc.,
Jr. Sub. Notes, Series A
6.125%(ff)	09/01/23	(oo)	234	201,238
Sr. Unsec’d. Notes
2.650%	06/01/31	(a)	479	408,498
2.950%	03/01/30		324	288,155
Cleveland Electric Illuminating Co. (The),
First Mortgage
5.500%	08/15/24	(a)	914	938,238
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.677%	02/09/51		550	369,242
Commonwealth Edison Co.,
First Mortgage
4.700%	01/15/44		102	99,704
First Mortgage, Series 130
3.125%	03/15/51		534	411,336
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
5.600%	06/15/42		782	747,182
5.750%	10/01/41		189	182,835
6.250%	10/01/39		84	85,877
DTE Energy Co.,
Sr. Unsec’d. Notes, Series H
0.550%	11/01/22	(a)	647	642,358
Duke Energy Carolinas LLC,
First Mortgage
2.450%	08/15/29		1,318	1,176,217
First Ref. Mortgage
4.000%	09/30/42		349	311,272
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.550%	06/15/31		388	322,579
Duke Energy Florida LLC,
First Mortgage
1.750%	06/15/30		447	371,797
2.400%	12/15/31		1,611	1,377,445
3.400%	10/01/46		252	198,746
Duke Energy Indiana LLC,
First Mortgage
2.750%	04/01/50		1,299	918,206

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Duke Energy Ohio, Inc.,
First Mortgage
4.300%	02/01/49		36	$32,727
Duke Energy Progress LLC,
First Mortgage
2.900%	08/15/51		276	204,006
3.400%	04/01/32	(a)	323	299,800
4.000%	04/01/52		76	68,319
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
2.532%	10/01/30		679	560,438
3.616%	08/01/27		231	214,450
Edison International,
Jr. Sub. Notes, Series B
5.000%(ff)	12/15/26	(oo)	535	427,518
EDP Finance BV (Portugal),
Sr. Unsec’d. Notes, 144A
1.710%	01/24/28		1,946	1,662,417
Emera US Finance LP (Canada),
Gtd. Notes
2.639%	06/15/31		492	407,603
4.750%	06/15/46		824	726,779
Emera, Inc. (Canada),
Jr. Sub. Notes, Series 16-A
6.750%(ff)	06/15/76	(a)	809	789,869
Enel Finance International NV (Italy),
Gtd. Notes, 144A
1.875%	07/12/28		799	672,103
2.250%	07/12/31	(a)	357	280,831
4.750%	05/25/47		200	170,623
Sr. Unsec’d. Notes, 144A
4.625%	06/15/27		1,180	1,160,078
5.000%	06/15/32		715	691,111
Entergy Corp.,
Sr. Unsec’d. Notes
2.400%	06/15/31		1,936	1,575,161
Entergy Louisiana LLC,
First Mortgage
1.600%	12/15/30		433	346,209
2.350%	06/15/32	(a)	863	722,208
2.900%	03/15/51		246	177,918
4.950%	01/15/45		1,138	1,079,774
Entergy Mississippi LLC,
First Mortgage
3.500%	06/01/51		420	340,068
Entergy Texas, Inc.,
First Mortgage
1.500%	09/01/26		265	234,701
1.750%	03/15/31		268	217,643
3.450%	12/01/27		60	57,126
Evergy, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/29		13	11,465
Eversource Energy,
Sr. Unsec’d. Notes
4.200%	06/27/24		1,680	1,684,104
4.600%	07/01/27		1,305	1,315,881

SEE NOTES TO FINANCIAL STATEMENTS.
A270

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Exelon Corp.,
Sr. Unsec’d. Notes
4.050%	04/15/30		225	$215,920
7.600%	04/01/32		66	77,622
Sr. Unsec’d. Notes, 144A
3.350%	03/15/32	(a)	371	332,435
Fells Point Funding Trust,
Sr. Unsec’d. Notes, 144A
3.046%	01/31/27		2,455	2,263,525
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.550%	04/01/49		959	780,377
Florida Power & Light Co.,
First Mortgage
3.800%	12/15/42		198	176,577
4.050%	06/01/42		123	113,632
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes
3.055%	10/04/26		336	315,557
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30		3,303	2,910,858
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes
6.150%	06/01/37		55	58,222
Sr. Unsec’d. Notes, 144A
2.750%	03/01/32		216	183,590
4.300%	01/15/26		225	222,165
Louisville Gas & Electric Co.,
First Mortgage
4.650%	11/15/43		36	33,189
Mid-Atlantic Interstate Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.100%	05/15/28		108	105,450
Monongahela Power Co.,
First Mortgage, 144A
3.550%	05/15/27		1,551	1,472,260
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust Bond
1.350%	03/15/31		1,780	1,381,425
Nevada Power Co.,
General Ref. Mortgage
5.375%	09/15/40		84	84,665
New England Power Co. (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.800%	12/05/47		114	93,688
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes, 3 Month LIBOR + 0.270%
1.775%(c)	02/22/23		685	680,931
Gtd. Notes, 3 Month LIBOR + 2.125%
3.954%(c)	06/15/67		436	325,940
Gtd. Notes
5.000%	07/15/32		420	430,279
Northern States Power Co.,
First Mortgage
4.500%	06/01/52		83	81,567

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A
3.750%	06/15/24	1,219	$1,194,960
Ohio Power Co.,
Sr. Unsec’d. Notes, Series R
2.900%	10/01/51	647	463,149
Pacific Gas & Electric Co.,
First Mortgage
1.700%	11/15/23	798	767,698
2.100%	08/01/27	269	225,924
2.500%	02/01/31	494	379,689
3.300%	08/01/40	150	103,662
3.450%	07/01/25	450	422,648
4.450%	04/15/42	375	282,312
4.500%	07/01/40	985	763,159
4.600%	06/15/43	158	120,657
PacifiCorp,
First Mortgage
2.700%	09/15/30	264	233,125
2.900%	06/15/52	804	588,514
3.300%	03/15/51	646	507,001
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	643	471,893
PG&E Energy Recovery Funding LLC,
Sr. Sec’d. Notes, Series A-3
2.822%	07/15/48	180	142,610
PPL Capital Funding, Inc.,
Gtd. Notes, Series A, 3 Month LIBOR + 2.665%
4.915%(c)	03/30/67	1,270	933,579
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.000%	10/30/31	62	69,737
Public Service Co. of Colorado,
First Mortgage
4.300%	03/15/44	546	501,845
First Mortgage, Series 36
2.700%	01/15/51	321	229,883
First Mortgage, Series 39
4.500%	06/01/52	347	340,377
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes, Series J
2.200%	08/15/31	554	462,701
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50	250	156,656
2.700%	05/01/50	154	110,575
Puget Energy, Inc.,
Sr. Sec’d. Notes
2.379%	06/15/28	447	391,171
San Diego Gas & Electric Co.,
First Mortgage
4.300%	04/01/42	55	49,401
6.000%	06/01/26	51	54,627
First Mortgage, Series UUU
3.320%	04/15/50	105	81,414

SEE NOTES TO FINANCIAL STATEMENTS.
A271

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
First Mortgage, Series XXX
3.000%	03/15/32		546	$488,632
Sempra Energy,
Jr. Sub. Notes
4.125%(ff)	04/01/52		792	635,975
Southern California Edison Co.,
First Mortgage
3.650%	02/01/50		105	80,346
First Mortgage, Series A
4.200%	03/01/29		494	475,737
First Ref. Mortgage, Series B
3.650%	03/01/28		479	453,572
First Ref. Mortgage, Series C
3.600%	02/01/45		371	277,887
4.125%	03/01/48		242	199,738
Southern Power Co.,
Sr. Unsec’d. Notes, Series F
4.950%	12/15/46		310	284,438
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes, Series J
3.900%	04/01/45		189	151,874
Tucson Electric Power Co.,
Sr. Unsec’d. Notes
4.850%	12/01/48		62	59,460
Union Electric Co.,
First Mortgage
2.150%	03/15/32		701	584,493
2.950%	03/15/30		650	591,004
3.900%	04/01/52		175	154,943
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.450%	12/15/50		1,297	870,644
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24		1,936	1,868,447
4.300%	07/15/29		809	725,885
4.875%	05/13/24	(a)	850	845,625
5.125%	05/13/25		791	783,811

				63,038,998

Entertainment — 0.1%
Magallanes, Inc.,
Gtd. Notes, 144A
4.279%	03/15/32		1,225	1,094,399
5.050%	03/15/42		1,337	1,137,039
5.141%	03/15/52		370	310,629

				2,542,067

Foods — 0.1%
Kraft Heinz Foods Co.,
Gtd. Notes
3.750%	04/01/30	(a)	655	605,291
4.625%	10/01/39		722	632,966
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes, 144A
3.000%	10/15/30		275	229,183

				1,467,440

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Gas — 0.1%
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29		246	$217,343
4.487%	02/15/42		43	38,378
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31		752	586,593
2.950%	09/01/29		366	324,653
5.800%	02/01/42		177	177,631
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
2.500%	03/15/31		1,947	1,644,677
Southern Co. Gas Capital Corp.,
Gtd. Notes, Series 20-A
1.750%	01/15/31		310	244,497
Gtd. Notes, Series 21A
3.150%	09/30/51		240	170,140

				3,403,912

Healthcare-Products — 0.0%
Abbott Laboratories,
Sr. Unsec’d. Notes
4.750%	11/30/36		132	139,992
Danaher Corp.,
Sr. Unsec’d. Notes
2.800%	12/10/51		741	533,786
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
2.600%	11/24/31		338	275,750
4.450%	08/15/45		62	53,245

				1,002,773

Healthcare-Services — 0.5%
Aetna, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/47		219	180,938
4.125%	11/15/42		171	146,390
Banner Health,
Unsec’d. Notes
2.338%	01/01/30		870	767,720
Baylor Scott & White Holdings,
Unsec’d. Notes, Series 2021
1.777%	11/15/30		306	250,767
Elevance Health, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/42		61	57,903
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30	(a)	551	469,862
4.125%	06/15/29		1,945	1,776,054
4.500%	02/15/27		1,934	1,860,992
5.375%	02/01/25		692	690,669
5.375%	09/01/26	(a)	770	763,570
5.625%	09/01/28		1,217	1,197,955
5.875%	02/15/26		274	275,818
5.875%	02/01/29		321	321,351

SEE NOTES TO FINANCIAL STATEMENTS.
A272

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
New York & Presbyterian Hospital (The),
Unsec’d. Notes
2.256%	08/01/40		252	$180,066
Roche Holdings, Inc. (Switzerland),
Gtd. Notes, 144A
2.076%	12/13/31		740	631,689
2.607%	12/13/51		1,450	1,059,050
Stanford Health Care,
Unsec’d. Notes, Series 2020
3.310%	08/15/30	(a)	340	313,648
Sutter Health,
Unsec’d. Notes, Series 20A
2.294%	08/15/30		231	197,634
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	05/15/40		595	463,351
2.900%	05/15/50		587	436,191
3.050%	05/15/41		300	242,506
3.250%	05/15/51		431	339,046
3.500%	08/15/39		546	476,231
4.200%	05/15/32	(a)	1,075	1,075,253
4.625%	07/15/35		42	42,713
4.750%	05/15/52	(a)	400	400,073
Universal Health Services, Inc.,
Sr. Sec’d. Notes, 144A
2.650%	10/15/30		501	399,261
2.650%	01/15/32		77	59,614
West Virginia United Health System Obligated Group,
Sec’d. Notes, Series 2020
3.129%	06/01/50		292	210,815

				15,287,130

Home Builders — 0.0%
MDC Holdings, Inc.,
Gtd. Notes
2.500%	01/15/31		1,393	1,032,449

Insurance — 0.2%
American International Group, Inc.,
Sr. Unsec’d. Notes
4.375%	06/30/50		108	95,583
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.850%	10/15/50		396	285,685
2.875%	03/15/32	(a)	591	529,991
3.850%	03/15/52		1,073	918,296
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A
3.650%	04/05/27		650	611,973
Great-West Lifeco Finance 2018 LP (Canada),
Gtd. Notes, 144A
4.047%	05/17/28		329	321,076
MetLife, Inc.,
Sr. Unsec’d. Notes
4.125%	08/13/42		73	65,597
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
4.400%	06/30/27		1,095	1,103,373

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
Sr. Sec’d. Notes, 144A
2.950%	04/09/30		409	$369,323
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
4.350%	04/30/50		180	150,319
New York Life Global Funding,
Sr. Sec’d. Notes, 144A
1.850%	08/01/31	(a)	689	559,633
New York Life Insurance Co.,
Sub. Notes, 144A
3.750%	05/15/50		548	448,291
4.450%	05/15/69		174	150,322
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
3.850%	09/30/47		108	89,101
Protective Life Global Funding,
Sec’d. Notes, 144A
4.714%	07/06/27		1,120	1,129,072
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.375%(ff)	09/15/54		156	153,854
4.900%	09/15/44		79	76,826

				7,058,315

Internet — 0.2%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.100%	05/12/31		465	398,274
2.500%	06/03/50		515	364,661
2.700%	06/03/60		162	109,614
3.100%	05/12/51		407	321,032
3.600%	04/13/32		959	924,269
3.875%	08/22/37		920	869,320
3.950%	04/13/52		310	285,511
4.800%	12/05/34		344	360,792
Netflix, Inc.,
Sr. Unsec’d. Notes
4.875%	04/15/28		3,401	3,210,975
Sr. Unsec’d. Notes, 144A
4.875%	06/15/30		92	84,432
VeriSign, Inc.,
Sr. Unsec’d. Notes
2.700%	06/15/31		548	441,365

				7,370,245

Investment Companies — 0.0%
Huarong Finance 2019 Co. Ltd. (China),
Gtd. Notes, EMTN
3.750%	05/29/24		490	469,605
Huarong Finance II Co. Ltd. (China),
Gtd. Notes, EMTN
4.625%	06/03/26		340	312,069
4.875%	11/22/26		200	183,974
5.500%	01/16/25		200	194,119

				1,159,767

SEE NOTES TO FINANCIAL STATEMENTS.
A273

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Iron/Steel — 0.0%
Vale Overseas Ltd. (Brazil),
Gtd. Notes
3.750%	07/08/30	1,519	$1,328,943

Machinery-Diversified — 0.0%
Rockwell Automation, Inc.,
Sr. Unsec’d. Notes
2.800%	08/15/61	254	166,390

Media — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	810	666,597
3.500%	06/01/41	473	332,927
3.500%	03/01/42	665	462,963
3.700%	04/01/51	855	580,867
3.900%	06/01/52	653	455,837
4.500%	02/01/24	318	319,966
4.908%	07/23/25	1,927	1,931,953
Comcast Corp.,
Gtd. Notes
2.450%	08/15/52	505	334,849
2.800%	01/15/51	210	148,434
2.937%	11/01/56	2,129	1,477,412
3.250%	11/01/39	150	123,302
3.300%	02/01/27	562	546,541
3.750%	04/01/40	1,123	984,937
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
4.800%	02/01/35	321	305,455
Discovery Communications LLC,
Gtd. Notes
3.950%	03/20/28	1,927	1,802,109
4.000%	09/15/55	425	296,869
Paramount Global,
Jr. Sub. Notes
6.375%(ff)	03/30/62	158	141,100
Sr. Unsec’d. Notes
4.200%	05/19/32	722	639,948
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42	202	158,399
5.500%	09/01/41	148	130,196
5.875%	11/15/40	87	79,801
Walt Disney Co. (The),
Gtd. Notes
3.500%	05/13/40	398	339,864

			12,260,326

Mining — 0.2%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
2.625%	09/10/30	200	164,567
3.625%	09/11/24	220	215,949
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes
3.150%	01/14/30	470	411,149

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Mining (cont’d.)
Freeport-McMoRan, Inc.,
Gtd. Notes
4.125%	03/01/28	(a)	355	$329,483
4.250%	03/01/30		494	452,998
4.625%	08/01/30	(a)	478	443,273
5.250%	09/01/29		2,043	1,951,428
5.400%	11/14/34		144	140,575
5.450%	03/15/43		231	213,711
Glencore Finance Canada Ltd. (Australia),
Gtd. Notes, 144A
4.250%	10/25/22		670	671,337
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
2.500%	09/01/30	(a)	1,207	983,867
2.625%	09/23/31		348	280,640
2.850%	04/27/31		330	272,410
3.875%	10/27/27		1,015	963,108
4.625%	04/29/24		84	84,163
Newcrest Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.250%	05/13/30		189	166,723
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
5.400%	02/01/43		208	194,625

				7,940,006

Miscellaneous Manufacturing — 0.1%
FGI Operating Co. LLC,
Notes
0.000%	05/03/23^		595	1
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35		1,897	1,775,461
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
1.200%	03/11/26		1,690	1,530,131

				3,305,593

Oil & Gas — 0.5%
BP Capital Markets America, Inc.,
Gtd. Notes
2.721%	01/12/32	(a)	2,138	1,841,939
2.772%	11/10/50		1,259	875,720
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
4.375%(ff)	06/22/25	(oo)	208	196,405
Chesapeake Energy Corp.,
Gtd. Notes
5.500%	09/15/26	(d)	70	1,268
8.000%	01/15/25	(d)	315	5,708
Chevron USA, Inc.,
Gtd. Notes
2.343%	08/12/50		767	530,843
ConocoPhillips Co.,
Gtd. Notes, 144A
4.025%	03/15/62		411	351,149

SEE NOTES TO FINANCIAL STATEMENTS.
A274

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Continental Resources, Inc.,
Gtd. Notes, 144A
2.268%	11/15/26		588	$521,645
Coterra Energy, Inc.,
Sr. Unsec’d. Notes, 144A
3.900%	05/15/27	(a)	200	192,322
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/30		309	291,305
5.600%	07/15/41		300	297,682
5.875%	06/15/28		1,488	1,511,110
Diamondback Energy, Inc.,
Gtd. Notes
3.500%	12/01/29		1,444	1,323,034
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.250%	05/09/29	(a)	400	387,777
EQT Corp.,
Sr. Unsec’d. Notes
3.900%	10/01/27	(a)	546	510,242
Equinor ASA (Norway),
Gtd. Notes
2.375%	05/22/30		77	67,551
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
3.095%	08/16/49		1,533	1,194,853
4.227%	03/19/40		192	181,307
Hess Corp.,
Sr. Unsec’d. Notes
5.600%	02/15/41		284	276,750
6.000%	01/15/40		46	47,155
Lundin Energy Finance BV (Netherlands),
Gtd. Notes, 144A
3.100%	07/15/31		1,765	1,466,865
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
3.625%	09/15/24		300	297,114
3.800%	04/01/28		165	156,132
5.125%	12/15/26		30	30,771
Ovintiv Exploration, Inc.,
Gtd. Notes
5.375%	01/01/26		551	558,121
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.500%	03/13/27		473	410,601
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, 144A, MTN
4.550%	04/21/50		200	189,791
Phillips 66,
Gtd. Notes
2.150%	12/15/30		685	559,239
3.700%	04/06/23		670	670,594
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30		237	193,522

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31		958	$812,096
Shell International Finance BV (Netherlands),
Gtd. Notes
2.750%	04/06/30	(a)	875	790,087
3.625%	08/21/42		84	71,313
4.550%	08/12/43		30	28,494
TotalEnergies Capital International SA (France),
Gtd. Notes
2.986%	06/29/41		902	712,825
3.127%	05/29/50		258	197,509
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.850%	04/15/25		73	70,574

				17,821,413

Oil & Gas Services — 0.0%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28		458	433,184

Pharmaceuticals — 0.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.300%	11/21/22		750	747,518
4.050%	11/21/39		2,120	1,889,396
4.250%	11/21/49		1,029	912,074
4.450%	05/14/46		436	395,493
4.500%	05/14/35		162	157,158
4.750%	03/15/45		90	84,730
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
1.375%	08/06/30		596	488,388
2.125%	08/06/50		642	429,066
4.000%	09/18/42		396	365,283
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.375%	12/15/28		290	281,737
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40		508	376,753
2.550%	11/13/50		1,319	932,630
2.950%	03/15/32	(a)	653	599,407
3.700%	03/15/52		516	445,697
Cigna Corp.,
Sr. Unsec’d. Notes
3.400%	03/15/50		381	291,363
CVS Health Corp.,
Sr. Unsec’d. Notes
2.625%	08/15/24		269	263,212
2.700%	08/21/40		1,121	807,121
4.300%	03/25/28		66	65,346
4.780%	03/25/38		411	389,023
5.125%	07/20/45		314	303,128
CVS Pass-Through Trust,
Pass-Through Certificates, 144A
4.704%	01/10/36		549	533,298

SEE NOTES TO FINANCIAL STATEMENTS.
A275

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Eli Lilly & Co.,
Sr. Unsec’d. Notes
2.250%	05/15/50	(a)	432	$305,130
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.150%	12/10/31		54	46,485
2.750%	12/10/51		1,671	1,238,341
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
2.050%	03/31/30		3,111	2,601,975
5.000%	11/26/28		448	456,897
Zoetis, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30		1,139	952,775
4.700%	02/01/43		392	377,095

				16,736,519

Pipelines — 0.7%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
4.600%	11/02/47		430	405,906
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27		2,349	2,358,981
Cheniere Energy Partners LP,
Gtd. Notes
4.500%	10/01/29	(a)	179	159,925
Gtd. Notes, 144A
3.250%	01/31/32	(a)	640	504,484
Columbia Pipeline Group, Inc.,
Gtd. Notes
5.800%	06/01/45		300	308,845
Enbridge, Inc. (Canada),
Gtd. Notes, SOFR Index + 0.630%
1.855%(c)	02/16/24		578	571,044
Gtd. Notes
3.125%	11/15/29	(a)	450	407,427
Energy Transfer LP,
Sr. Unsec’d. Notes
2.900%	05/15/25		1,386	1,318,717
3.750%	05/15/30	(a)	629	566,385
4.150%	09/15/29		602	548,986
4.250%	04/01/24		300	299,094
5.150%	03/15/45		225	192,571
5.250%	04/15/29		249	246,746
5.400%	10/01/47		179	157,411
Sr. Unsec’d. Notes, Series 05Y
4.200%	09/15/23		375	375,005
Sr. Unsec’d. Notes, Series 20Y
5.800%	06/15/38		509	478,111
Enterprise Products Operating LLC,
Gtd. Notes
3.200%	02/15/52		188	134,846
3.300%	02/15/53		444	323,719
Gtd. Notes, 3 Month LIBOR + 2.778%
4.358%(c)	06/01/67		289	213,061

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Flex Intermediate Holdco LLC,
Sr. Sec’d. Notes, 144A
3.363%	06/30/31		530	$433,592
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
Sr. Sec’d. Notes, 144A
2.625%	03/31/36		400	324,128
Gray Oak Pipeline LLC,
Sr. Unsec’d. Notes, 144A
2.000%	09/15/23		126	122,451
Kinder Morgan, Inc.,
Gtd. Notes
2.000%	02/15/31	(a)	653	522,376
3.250%	08/01/50		219	152,313
3.600%	02/15/51		711	522,092
MPLX LP,
Jr. Sub. Notes, Series B
6.875%(ff)	02/15/23	(oo)	397	377,711
Sr. Unsec’d. Notes
1.750%	03/01/26		975	879,649
5.500%	02/15/49		302	280,500
Northern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A
3.400%	10/16/51		591	443,471
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.850%	10/15/23		539	536,232
4.300%	01/31/43		1,015	762,707
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28		1,042	1,002,080
4.500%	05/15/30	(a)	1,649	1,584,100
5.000%	03/15/27		857	860,556
5.625%	04/15/23		275	277,527
TC PipeLines LP,
Sr. Unsec’d. Notes
4.375%	03/13/25		150	150,711
Tennessee Gas Pipeline Co. LLC,
Gtd. Notes, 144A
2.900%	03/01/30		267	231,169
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
2.800%	10/15/22		89	88,774
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
4.625%	03/01/34		1,375	1,320,005
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31		1,632	1,367,500
4.000%	09/15/25		494	486,738

				22,297,646

Real Estate Investment Trusts (REITs) — 0.4%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.950%	03/15/34		997	828,923

SEE NOTES TO FINANCIAL STATEMENTS.
A276

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
American Tower Corp.,
Sr. Unsec’d. Notes
2.750%	01/15/27		900	$822,484
3.375%	05/15/24	(a)	329	324,077
4.050%	03/15/32	(a)	1,104	1,005,715
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.250%	04/01/28	(a)	329	282,271
Corporate Office Properties LP,
Gtd. Notes
2.750%	04/15/31		566	459,167
Duke Realty LP,
Sr. Unsec’d. Notes
1.750%	07/01/30		359	293,058
Essex Portfolio LP,
Gtd. Notes
2.650%	09/01/50		167	105,728
3.000%	01/15/30		344	304,451
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24		780	760,547
Kimco Realty Corp.,
Sr. Unsec’d. Notes
2.250%	12/01/31		354	286,249
National Retail Properties, Inc.,
Sr. Unsec’d. Notes
3.000%	04/15/52		306	209,618
3.500%	10/15/27		84	78,614
4.300%	10/15/28		75	72,880
Office Properties Income Trust,
Sr. Unsec’d. Notes
2.650%	06/15/26		819	696,505
Prologis LP,
Sr. Unsec’d. Notes
2.125%	10/15/50		111	70,680
Realty Income Corp.,
Sr. Unsec’d. Notes
2.850%	12/15/32		434	371,934
Regency Centers LP,
Gtd. Notes
2.950%	09/15/29		899	790,342
3.700%	06/15/30	(a)	729	658,962
Scentre Group Trust 1/Scentre Group Trust 2 (Australia),
Gtd. Notes, 144A
3.500%	02/12/25		84	81,677
UDR, Inc.,
Gtd. Notes
3.000%	08/15/31		81	69,201
Gtd. Notes, MTN
2.100%	08/01/32		150	116,971
WEA Finance LLC (France),
Gtd. Notes, 144A
2.875%	01/15/27	(a)	381	336,534
Welltower, Inc.,
Sr. Unsec’d. Notes
2.050%	01/15/29		638	536,916
2.750%	01/15/32		323	269,569

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
3.100%	01/15/30		346	$304,426
3.850%	06/15/32		248	226,309
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.400%	02/01/31		488	398,572
2.450%	02/01/32		252	203,083
3.850%	07/15/29		389	362,733
4.000%	02/01/25		210	209,273

				11,537,469

Retail — 0.2%
7-Eleven, Inc.,
Sr. Unsec’d. Notes, 144A
1.300%	02/10/28		749	623,709
2.500%	02/10/41		144	98,073
2.800%	02/10/51		576	376,165
AutoNation, Inc.,
Sr. Unsec’d. Notes
4.750%	06/01/30		210	197,192
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
1.875%	09/15/31		1,203	1,002,541
2.375%	03/15/51		1,057	714,062
2.750%	09/15/51		538	391,276
4.200%	04/01/43		54	50,499
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
2.800%	09/15/41		450	325,974
3.650%	04/05/29	(a)	905	855,120
3.700%	04/15/46		494	396,872
3.750%	04/01/32		423	392,555
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.700%	02/15/42		959	808,752
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.900%	06/01/29		111	105,071
Starbucks Corp.,
Sr. Unsec’d. Notes
3.750%	12/01/47		104	84,851

				6,422,712

Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A, MTN
3.900%	07/21/25		1,056	1,047,039

Semiconductors — 0.4%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
3.924%	06/01/32		530	521,577
4.393%	06/01/52		140	136,195
Analog Devices, Inc.,
Sr. Unsec’d. Notes
2.950%	10/01/51		437	334,210
4.500%	12/05/36		84	82,771

SEE NOTES TO FINANCIAL STATEMENTS.
A277

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Semiconductors (cont’d.)
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27		1,190	$1,147,173
Broadcom, Inc.,
Gtd. Notes
3.459%	09/15/26		77	73,921
4.150%	11/15/30	(a)	990	907,840
Sr. Unsec’d. Notes, 144A
3.419%	04/15/33		854	705,977
Intel Corp.,
Sr. Unsec’d. Notes
3.250%	11/15/49		1,199	935,978
KLA Corp.,
Sr. Unsec’d. Notes
3.300%	03/01/50		406	321,855
4.650%	07/15/32		380	388,335
4.950%	07/15/52		590	593,083
Microchip Technology, Inc.,
Sr. Sec’d. Notes
0.972%	02/15/24		546	518,772
2.670%	09/01/23		192	188,780
NXP BV/NXP Funding LLC (China),
Gtd. Notes
5.350%	03/01/26	(a)	871	889,772
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes
3.400%	05/01/30		327	291,300
3.875%	06/18/26		741	714,839
4.400%	06/01/27		292	288,715
Qorvo, Inc.,
Gtd. Notes
4.375%	10/15/29		1,241	1,092,370
TSMC Arizona Corp. (Taiwan),
Gtd. Notes
2.500%	10/25/31		320	275,058
3.875%	04/22/27		892	889,088
TSMC Global Ltd. (Taiwan),
Gtd. Notes, 144A
2.250%	04/23/31		1,451	1,229,445
Xilinx, Inc.,
Gtd. Notes
2.375%	06/01/30	(a)	965	848,758

				13,375,812

Software — 0.4%
Activision Blizzard, Inc.,
Sr. Unsec’d. Notes
2.500%	09/15/50		1,607	1,102,268
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
1.850%	02/15/31		858	697,688
2.950%	02/15/51		318	232,758
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.650%	06/01/30		77	65,087
3.500%	07/01/29		184	167,829
4.200%	10/01/28		539	520,724

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Software (cont’d.)
Microsoft Corp.,
Sr. Unsec’d. Notes
2.675%	06/01/60		237	$170,332
2.921%	03/17/52		308	243,163
3.450%	08/08/36		280	264,404
3.500%	11/15/42		54	48,357
3.700%	08/08/46		249	232,272
Oracle Corp.,
Sr. Unsec’d. Notes
3.250%	11/15/27	(a)	547	504,014
3.600%	04/01/40		1,182	885,246
3.600%	04/01/50		1,683	1,174,593
3.850%	07/15/36		104	83,475
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
1.400%	09/15/27		174	149,071
2.000%	06/30/30		96	77,481
2.950%	09/15/29		1,760	1,550,429
4.200%	09/15/28		24	23,484
Salesforce, Inc.,
Sr. Unsec’d. Notes
2.900%	07/15/51		707	535,562
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
3.300%	03/28/24		461	455,234
3.550%	04/14/25	(a)	530	521,299
3.700%	04/14/27	(a)	323	313,396
4.000%	04/14/32		200	187,772
VMware, Inc.,
Sr. Unsec’d. Notes
2.200%	08/15/31	(a)	891	700,858
3.900%	08/21/27		128	122,927
4.500%	05/15/25		1,798	1,805,819
4.650%	05/15/27		51	50,790

				12,886,332

Telecommunications — 0.6%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
2.875%	05/07/30		200	178,975
AT&T, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/32		287	234,286
2.550%	12/01/33		1,704	1,381,974
2.750%	06/01/31		733	633,450
3.500%	06/01/41		380	303,734
3.550%	09/15/55		1,840	1,378,920
3.650%	09/15/59		797	597,217
Rogers Communications, Inc. (Canada),
Gtd. Notes, 144A
3.800%	03/15/32		1,265	1,158,510
SES SA (Luxembourg),
Gtd. Notes, 144A
3.600%	04/04/23		42	41,781
Telefonica Emisiones SA (Spain),
Gtd. Notes
4.665%	03/06/38		2,035	1,812,177

SEE NOTES TO FINANCIAL STATEMENTS.
A278

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
T-Mobile USA, Inc.,
Gtd. Notes
3.375%	04/15/29		1,722	$1,507,099
Sr. Sec’d. Notes
3.500%	04/15/25	(a)	1,319	1,291,431
3.875%	04/15/30		1,296	1,209,985
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.680%	10/30/30		1,131	909,940
1.750%	01/20/31		2,648	2,126,688
2.355%	03/15/32		3,947	3,274,249
4.272%	01/15/36		812	765,128
5.250%	03/16/37		285	294,502

				19,100,046

Transportation — 0.2%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.300%	09/15/51		221	177,626
3.900%	08/01/46		338	300,010
4.150%	04/01/45		314	285,949
4.450%	01/15/53		750	724,578
4.950%	09/15/41		75	75,448
5.150%	09/01/43		114	118,288
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
2.050%	03/05/30		999	845,610
3.100%	12/02/51		312	229,868
CSX Corp.,
Sr. Unsec’d. Notes
2.500%	05/15/51		1,501	1,013,960
FedEx Corp.,
Gtd. Notes
3.250%	05/15/41		261	204,174
Kansas City Southern,
Gtd. Notes
2.875%	11/15/29		892	797,488
3.500%	05/01/50		519	405,076
4.950%	08/15/45		240	231,712
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
3.050%	05/15/50		293	215,385
3.950%	10/01/42		501	438,137
4.550%	06/01/53		380	358,823
Union Pacific Corp.,
Sr. Unsec’d. Notes
4.100%	09/15/67		93	79,206
4.375%	09/10/38		371	346,544
Sr. Unsec’d. Notes, MTN
3.550%	08/15/39		793	684,545

				7,532,427

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
4.250%	01/17/23	314	$314,845

TOTAL CORPORATE BONDS (cost $544,586,979)			475,619,257

MUNICIPAL BONDS — 0.2%
Arizona — 0.0%
City of Yuma,
Taxable, Revenue Bonds
1.269%	07/15/26	20	18,058
1.749%	07/15/28	20	17,457
2.102%	07/15/30	35	29,827

			65,342

California — 0.1%
California Statewide Communities Development Authority,
Taxable, Revenue Bonds
1.807%	02/01/30	35	28,899
1.877%	02/01/31	45	36,342
City of Los Angeles Department of Airports,
Taxable, Revenue Bonds, BABs
6.582%	05/15/39	170	191,314
Fresno Unified School District,
General Obligation Unlimited, Taxable
1.162%	08/01/26	255	229,103
Municipal Improvement Corp. of Los Angeles,
Taxable, Revenue Bonds, Series C
1.831%	11/01/29	85	72,487
Port of Oakland,
Taxable, Revenue Bonds, Series R
2.099%	05/01/30	25	21,501
2.199%	05/01/31	240	203,602
San Jose Financing Authority,
Taxable, Revenue Bonds
1.812%	06/01/29	175	153,093
1.862%	06/01/30	85	72,951
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	105	136,067
General Obligation Unlimited, Taxable, BABs
7.550%	04/01/39	520	706,871

			1,852,230

Colorado — 0.0%
City & County of Denver Co. Airport System Revenue,
Taxable, Revenue Bonds, Series C
1.572%	11/15/26	85	77,444

Illinois — 0.0%
Chicago O’Hare International Airport,
Taxable, Revenue Bonds, Series D
1.704%	01/01/26	140	130,022
State of Illinois,
General Obligation Unlimited, BABs
7.350%	07/01/35	150	164,621

SEE NOTES TO FINANCIAL STATEMENTS.
A279

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Illinois (cont’d.)
General Obligation Unlimited, Taxable, BABs
6.630%	02/01/35	760	$807,916

			1,102,559

Louisiana — 0.0%
Louisiana State Transportation Authority,
Taxable, Revenue Bonds, Series A
1.648%	02/15/28	35	30,523

New Jersey — 0.0%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, Series B
1.047%	01/01/26	360	328,222
1.483%	01/01/28	315	276,851

			605,073

New York — 0.1%
City of New York,
General Obligation Unlimited, Taxable, Series D
0.982%	08/01/25	315	291,088
1.396%	08/01/27	1,025	911,469
Metropolitan Transportation Authority,
Taxable, Revenue Bonds, Series C
5.175%	11/15/49	1,125	1,175,688
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, Series D
1.920%	11/01/29	175	150,837
New York State Dormitory Authority,
Revenue Bonds, BABs, Series D
5.600%	03/15/40	105	117,032
New York State Urban Development Corp.,
Taxable, Revenue Bonds, Series F
1.000%	03/15/26	175	158,980
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 174
4.458%	10/01/62	265	257,992
Taxable, Revenue Bonds
5.647%	11/01/40	190	214,049

			3,277,135

Ohio — 0.0%
American Municipal Power, Inc.,
Revenue Bonds, BABs
7.499%	02/15/50	90	118,281

Pennsylvania — 0.0%
Commonwealth Financing Authority,
Taxable, Revenue Bonds, Series C
2.758%	06/01/30	60	52,703

Texas — 0.0%
City of Houston Airport System Revenue,
Taxable, Revenue Bonds, Series C
2.235%	07/01/29	130	115,141

TOTAL MUNICIPAL BONDS (cost $7,713,358)			7,296,431

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.1%
Alternative Loan Trust,
Series 2005-J06, Class 2A1
5.500%	07/25/25	2	$1,817
Series 2006-J02, Class A1, 1 Month LIBOR + 0.500% (Cap 6.000%, Floor 0.500%)
2.124%(c)	04/25/36	39	17,171
Angel Oak Mortgage Trust I LLC,
Series 2019-01, Class A2, 144A
4.022%(cc)	11/25/48	6	6,072
Banc of America Funding Trust,
Series 2005-07, Class 30PO, PO
4.711%(s)	11/25/35	13	12,121
Series 2006-01, Class 2A1
5.500%	01/25/36	4	3,478
Series 2006-D, Class 5A2
3.005%(cc)	05/20/36	4	4,241
Series 2014-R07, Class 2A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
1.764%(c)	09/26/36	13	12,857
Banc of America Mortgage Trust,
Series 2004-D, Class 2A1
3.027%(cc)	05/25/34	1	629
Series 2004-D, Class 2A2
3.027%(cc)	05/25/34	5	5,035
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-05, Class A6, 1 Month LIBOR + 0.350% (Cap 7.000%, Floor 0.350%)
1.974%(c)	05/25/37	13	5,550
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland),
Series 2005-05, Class 1A1
5.000%	07/25/22	3	2,562
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates,
Series 2004-AR05, Class 7A2
2.801%(cc)	06/25/34	8	7,770
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-01, Class 1A1, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.500%)
2.124%(c)	02/25/35	10	9,646
Series 2005-01, Class 2A1
4.358%(cc)	02/01/23	2	1,525
Fannie Mae Interest Strips,
Series 293, Class 1, PO
3.410%(s)	12/25/24	16	16,003
Series 369, Class 12, IO
5.500%(cc)	05/25/36	147	28,911
Series 383, Class 60, IO
6.500%	10/25/37	45	10,341
Series 417, Class C11, IO
2.500%	02/25/28	1,100	54,834
Fannie Mae REMICS,
Series 1993-119, Class H
6.500%	07/25/23	10	10,271
Series 1993-136, Class ZB
6.000%(cc)	07/25/23	9	8,776
Series 1993-141, Class Z
7.000%	08/25/23	8	8,610
Series 1993-147, Class Z
7.000%	08/25/23	7	7,064

SEE NOTES TO FINANCIAL STATEMENTS.
A280

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 1996-04, Class SA, IO, 1 Month LIBOR x (1) + 8.500% (Cap 8.500%, Floor 0.000%)
6.876%(c)	02/25/24	5	$170
Series 2005-057, Class NK, 1 Month LIBOR x (4) + 22.000% (Cap 22.000%, Floor 0.000%)
15.506%(c)	07/25/35	30	34,424
Series 2006-02, Class LY, 1 Month LIBOR x (16) + 96.000% (Cap 8.000%, Floor 0.000%)
8.000%(c)	12/25/35	12	12,078
Series 2006-20, Class IB, IO, 1 Month LIBOR x (1) + 6.590% (Cap 6.590%, Floor 0.000%)
4.966%(c)	04/25/36	126	15,774
Series 2006-23, Class NS, 1 Month LIBOR x (18) + 108.000% (Cap 9.000%, Floor 0.000%)
9.000%(c)	04/25/36	28	32,590
Series 2007-058, Class SV, IO, 1 Month LIBOR x (1) + 6.750% (Cap 6.750%, Floor 0.000%)
5.126%(c)	06/25/37	134	14,064
Series 2007-102, Class SA, IO, 1 Month LIBOR x (1) + 6.400% (Cap 6.400%, Floor 0.000%)
4.776%(c)	11/25/37	236	24,511
Series 2008-91, Class SI, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
4.376%(c)	03/25/38	146	10,951
Series 2009-112, Class ST, IO, 1 Month LIBOR x (1) + 6.250% (Cap 6.250%, Floor 0.000%)
4.626%(c)	01/25/40	236	28,606
Series 2009-112, Class SW, IO, 1 Month LIBOR x (1) + 6.250% (Cap 6.250%, Floor 0.000%)
4.626%(c)	01/25/40	155	16,213
Series 2010-35, Class SB, IO, 1 Month LIBOR x (1) + 6.420% (Cap 6.420%, Floor 0.000%)
4.796%(c)	04/25/40	73	8,085
Series 2010-49, Class SC, 1 Month LIBOR x (2) + 12.660% (Cap 12.660%, Floor 0.000%)
9.413%(c)	03/25/40	37	39,189
Series G93-17, Class S, IO, 1 Month LIBOR x (1) + 9.000% (Cap 9.000%, Floor 0.000%)
7.376%(c)	04/25/23	5	110
Freddie Mac REMICS,
Series 1621, Class J
6.400%	11/15/23	6	6,254
Series 1630, Class PK
6.000%	11/15/23	17	17,775
Series 1680, Class PK
6.500%	02/15/24	13	13,241
Series 1695, Class EB
7.000%	03/15/24	22	22,863
Series 2595, Class DC
5.000%	04/15/23	15	14,886
Series 2595, Class GC
5.500%	04/15/23	7	6,652
Series 2611, Class TM, 1 Month LIBOR x (10) + 65.000% (Cap 10.000%, Floor 0.000%)
10.000%(c)	05/15/33	13	14,841
Series 2626, Class JC
5.000%	06/15/23	32	31,832

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2643, Class SA, 1 Month LIBOR x (7) + 45.500% (Cap 45.500%, Floor 0.000%)
36.894%(c)	03/15/32	6	$8,030
Series 2862, Class GB
5.000%	09/15/24	9	8,900
Series 2922, Class SU, 1 Month LIBOR x (2) + 14.300% (Cap 14.300%, Floor 0.000%)
11.652%(c)	02/15/35	47	52,793
Series 2990, Class SR, IO, 1 Month LIBOR x (1) + 6.650% (Cap 6.650%, Floor 0.000%)
5.326%(c)	03/15/35	181	11,000
Series 3126, Class AO, PO
3.080%(s)	03/15/36	25	21,520
Series 3201, Class IN, IO, 1 Month LIBOR x (1) + 6.250% (Cap 6.250%, Floor 0.000%)
5.375%(c)	08/15/36	113	10,227
Series 3218, Class HS, IO, 1 Month LIBOR x (1) + 7.200% (Cap 7.200%, Floor 0.000%)
5.876%(c)	09/15/26	111	5,430
Series 3237, Class BO, PO
4.290%(s)	11/15/36	215	172,729
Series 3306, Class TB, 1 Month LIBOR + 2.750% (Cap 8.840%, Floor 0.000%)
4.074%(c)	04/15/37	12	12,509
Series 3306, Class TC, 1 Month LIBOR + 2.210% (Cap 8.640%, Floor 0.000%)
3.534%(c)	04/15/37	11	10,864
Series 3385, Class SN, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
4.676%(c)	11/15/37	18	1,866
Series 3593, Class SL, IO, 1 Month LIBOR x (1) + 6.400% (Cap 6.400%, Floor 0.000%)
5.076%(c)	11/15/24	9	105
Series 3609, Class SA, IO, 1 Month LIBOR x (1) + 6.340% (Cap 6.340%, Floor 0.000%)
5.016%(c)	12/15/39	352	28,677
Series 3739, Class MC
4.000%	11/15/38	43	42,982
Series 3740, Class SB, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
4.676%(c)	10/15/40	69	7,730
Series 3784, Class S, IO, 1 Month LIBOR x (1) + 6.600% (Cap 6.600%, Floor 0.000%)
5.276%(c)	07/15/23	23	246
Series 3852, Class QN, 1 Month LIBOR x (4) + 27.211% (Cap 5.500%, Floor 0.000%)
5.500%(c)	05/15/41	74	73,243
Series 3852, Class TP, 1 Month LIBOR x (4) + 27.500% (Cap 5.500%, Floor 0.000%)
5.500%(c)	05/15/41	87	85,849
Series 4030, Class IL, IO
3.500%	04/15/27	483	24,273
Freddie Mac Strips,
Series 304, Class C32, IO
3.000%	12/15/27	517	27,276

SEE NOTES TO FINANCIAL STATEMENTS.
A281

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
GMACM Mortgage Loan Trust,
Series 2003-J10, Class A1
4.750%	01/25/19	5	$4,767
Government National Mortgage Assoc.,
Series 2002-84, Class PH
6.000%	11/16/32	271	271,339
Series 2004-19, Class KE
5.000%	03/16/34	516	535,573
Series 2004-86, Class SP, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
4.505%(c)	09/20/34	178	6,692
Series 2004-88, Class ES, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
4.577%(c)	06/17/34	82	1,028
Series 2006-26, Class S, IO, 1 Month LIBOR x (1) + 6.500% (Cap 6.500%, Floor 0.250%)
4.905%(c)	06/20/36	162	12,699
Series 2007-16, Class KU, IO, 1 Month LIBOR x (1) + 6.650% (Cap 6.650%, Floor 0.000%)
5.055%(c)	04/20/37	206	17,698
Series 2007-24, Class SA, IO, 1 Month LIBOR x (1) + 6.510% (Cap 6.510%, Floor 0.000%)
4.915%(c)	05/20/37	490	44,240
Series 2007-58, Class SD, IO, 1 Month LIBOR x (1) + 6.490% (Cap 6.490%, Floor 0.000%)
4.895%(c)	10/20/37	303	20,641
Series 2008-73, Class SK, IO, 1 Month LIBOR x (1) + 6.740% (Cap 6.740%, Floor 0.000%)
5.145%(c)	08/20/38	241	21,398
Series 2008-79, Class SA, IO, 1 Month LIBOR x (1) + 7.550% (Cap 7.550%, Floor 0.000%)
5.955%(c)	09/20/38	120	9,944
Series 2009-016, Class SJ, IO, 1 Month LIBOR x (1) + 6.800% (Cap 6.800%, Floor 0.000%)
5.205%(c)	05/20/37	323	23,575
Series 2009-036, Class IE, IO, 1 Month LIBOR x (3) + 20.667% (Cap 1.000%, Floor 0.000%)
1.000%(c)	09/20/38	610	10,794
Series 2009-065, Class LB
6.000%	07/16/39	25	26,512
Series 2009-106, Class ST, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
4.405%(c)	02/20/38	244	19,523
Series 2009-106, Class XL, IO, 1 Month LIBOR x (1) + 6.750% (Cap 6.750%, Floor 0.000%)
5.155%(c)	06/20/37	169	15,664
Series 2009-127, Class IA, IO, 1 Month LIBOR x (1) + 6.450% (Cap 0.450%, Floor 0.000%)
0.450%(c)	09/20/38	985	8,444
Series 2010-031, Class SK, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
4.505%(c)	11/20/34	161	7,942
Series 2010-085, Class ID, IO
6.000%	09/20/39	117	15,905
Series 2010-157, Class OP, PO
2.570%(s)	12/20/40	151	130,608

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2013-H04, Class BA
1.650%	02/20/63	6		$5,675
Series 2013-H05, Class FB, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
1.203%(c)	02/20/62	3		3,141
GSR Mortgage Loan Trust,
Series 2006-02F, Class 2A1
5.750%	02/25/36	11		9,831
HarborView Mortgage Loan Trust,
Series 2004-09, Class 2A
3.508%(cc)	12/19/34	4		3,674
HomeBanc Mortgage Trust,
Series 2005-04, Class A1, 1 Month LIBOR + 0.540% (Cap 11.500%, Floor 0.540%)
2.164%(c)	10/25/35	8		7,624
JPMorgan Mortgage Trust,
Series 2004-S01, Class 3A1
5.500%	09/25/34	7		7,562
Series 2005-S02, Class 4A3
5.500%	09/25/22	22		16,758
Series 2006-A02, Class 5A1
2.284%(cc)	11/25/33	9		8,397
MASTR Adjustable Rate Mortgages Trust,
Series 2004-08, Class 5A1
2.434%(cc)	08/25/34	18		16,869
MASTR Alternative Loan Trust,
Series 2003-08, Class 5A1
5.000%	11/25/18	—	(r)	23
MASTR Asset Securitization Trust,
Series 2004-P07, Class A6, 144A
5.500%	12/27/33	15		14,246
Nomura Resecuritization Trust,
Series 2015-02R, Class 4A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
1.604%(c)	12/26/36	19		18,331
PHH Mortgage Trust,
Series 2008-CIM02, Class 5A1
6.000%	07/25/38	16		14,894
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2003-22A, Class 3A
3.370%(cc)	06/25/33	11		10,895
Towd Point Mortgage Trust,
Series 2015-03, Class A4B, 144A
3.500%(cc)	03/25/54	10		10,429
Verus Securitization Trust,
Series 2019-INV02, Class B1, 144A
4.452%(cc)	07/25/59	100		99,709
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2005-07, Class 1A2, 1 Month LIBOR + 0.450% (Cap 9.500%, Floor 0.450%)
2.074%(c)	09/25/35	6		5,144

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $2,949,191)				2,664,830

SEE NOTES TO FINANCIAL STATEMENTS.
A282

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS — 0.3%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
3.375%	08/20/50		200	$145,175
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
2.450%	01/31/31	(a)	560	477,882
2.550%	01/27/32		390	331,389
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.125%	04/15/31		1,429	1,059,179
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.500%	02/14/50	(a)	490	386,377
6.625%	02/17/37		190	207,651
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.250%	04/16/30	(a)	1,576	1,385,722
3.750%	01/11/28		585	559,990
3.771%	05/24/61		1,014	655,796
4.280%	08/14/41		400	316,178
4.600%	02/10/48		350	276,967
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.870%	07/23/60		400	284,223
4.500%	04/01/56		200	159,624
Perusahaan Penerbit SBSN Indonesia III (Indonesia),
Sr. Unsec’d. Notes
4.325%	05/28/25		720	724,082
4.550%	03/29/26		650	654,975
Sr. Unsec’d. Notes, 144A
3.800%	06/23/50		200	161,237
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31		1,142	971,636
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
4.400%	04/16/50		540	514,483
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
3.750%	01/21/55		520	425,295
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.375%	01/23/31		7	6,963
4.975%	04/20/55		69	67,718

TOTAL SOVEREIGN BONDS (cost $12,280,367)				9,772,542

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.7%
Federal Home Loan Mortgage Corp.
2.000%	03/01/51		41,587	36,252,549
2.500%	07/01/50		884	801,201
2.500%	07/01/50		1,708	1,554,711
2.500%	08/01/50		2,335	2,124,382
2.500%	10/01/50		4,579	4,173,048
2.500%	12/01/50		11,787	10,655,224
2.500%	02/01/51		825	747,606
2.500%	02/01/51		1,724	1,565,664
2.500%	02/01/51		3,928	3,574,458

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
2.500%	03/01/51	2,609		$2,369,661
2.500%	11/01/51	5,324		4,832,619
3.000%	05/01/42	34		32,826
3.000%	07/01/42	6		5,605
3.000%	08/01/42	7		7,044
3.000%	08/01/42	10		9,303
3.000%	08/01/42	48		45,837
3.000%	10/01/42	8		7,343
3.000%	10/01/42	25		23,835
3.000%	12/01/42	9		8,465
3.000%	01/01/43	61		58,029
3.000%	02/01/43	71		68,099
3.000%	02/01/43	199		190,592
3.000%	03/01/43	493		472,040
3.000%	03/01/43	499		477,328
3.000%	06/01/43	527		503,972
3.000%	09/01/49	3,303		3,126,890
3.000%	12/01/49	5,031		4,717,503
3.000%	07/01/50	986		920,525
3.000%	12/01/50	4,284		4,027,354
3.500%	04/01/52	11,648		11,329,382
4.000%	01/01/32	222		225,813
4.000%	02/01/41	7		7,012
4.000%	02/01/41	11		11,172
4.000%	10/01/42	164		165,171
4.000%	05/01/52	10,574		10,531,063
4.500%	08/01/48	1,228		1,254,736
5.000%	04/01/33	8		8,405
5.000%	08/01/33	1		705
5.000%	08/01/33	112		118,104
5.000%	09/01/33	—	(r)	282
5.000%	09/01/33	2		2,024
5.000%	10/01/33	—	(r)	392
5.000%	04/01/34	1		535
5.000%	11/01/34	3		3,046
5.000%	12/01/34	38		39,800
5.000%	12/01/34	76		80,120
5.000%	07/01/35	1		539
5.000%	11/01/35	—	(r)	249
5.000%	04/01/37	80		84,589
5.000%	01/01/39	17		17,209
5.000%	04/01/39	135		142,431
5.000%	07/01/39	10		10,025
5.000%	03/01/49	53		54,227
5.000%	03/01/49	391		404,199
5.000%	11/01/49	711		730,681
5.500%	01/01/33	22		23,321
5.500%	06/01/35	114		122,809
6.500%	05/01/25	1		710
6.500%	08/01/27	62		65,084
6.500%	01/01/29	16		16,990
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate CMT + 2.135% (Cap 10.643%, Floor 2.135%)
2.196%(c)	10/01/36	21		22,166
Federal National Mortgage Assoc.
2.000%	03/01/51	16,827		14,677,334
2.500%	08/01/50	813		736,326
2.500%	09/01/50	2,846		2,585,626

SEE NOTES TO FINANCIAL STATEMENTS.
A283

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
2.500%	09/01/50	9,200	$8,363,055
2.500%	09/01/50	13,395	12,190,101
2.500%	12/01/51	4,581	4,153,474
2.500%	01/01/52	5,348	4,831,831
3.000%	11/01/42	10	9,845
3.000%	12/01/42	11	10,469
3.000%	12/01/42	12	11,710
3.000%	12/01/42	21	20,326
3.000%	12/01/42	30	28,485
3.000%	12/01/42	30	28,614
3.000%	12/01/42	40	38,405
3.000%	12/01/42	106	100,910
3.000%	12/01/42	438	418,832
3.000%	01/01/43	7	6,264
3.000%	01/01/43	9	8,366
3.000%	01/01/43	11	10,802
3.000%	01/01/43	12	10,995
3.000%	01/01/43	12	11,523
3.000%	01/01/43	12	11,540
3.000%	01/01/43	13	12,363
3.000%	01/01/43	14	12,934
3.000%	01/01/43	18	17,181
3.000%	01/01/43	21	20,194
3.000%	01/01/43	33	31,723
3.000%	01/01/43	42	40,162
3.000%	01/01/43	57	53,903
3.000%	01/01/43	114	108,521
3.000%	03/01/43	12	11,724
3.000%	03/01/43	16	15,243
3.000%	03/01/43	113	107,034
3.000%	03/01/43	265	253,025
3.000%	03/01/43	822	785,393
3.000%	04/01/43	30	28,617
3.000%	04/01/43	43	40,708
3.000%	04/01/43	65	62,294
3.000%	04/01/43	119	113,997
3.000%	04/01/43	137	130,917
3.000%	04/01/43	145	138,085
3.000%	04/01/43	1,005	960,491
3.000%	05/01/43	48	46,034
3.000%	05/01/43	54	51,164
3.000%	05/01/43	134	128,176
3.000%	05/01/43	246	234,815
3.000%	05/01/43	259	247,089
3.000%	05/01/43	511	488,494
3.000%	03/01/44	643	612,083
3.000%	10/01/49	707	665,298
3.000%	07/01/50	485	452,732
3.000%	07/01/50	5,492	5,160,071
3.000%	08/01/50	1,081	1,009,403
3.000%	08/01/50	4,107	3,873,531
3.000%	09/01/50	8,006	7,523,952
3.000%	08/01/51	5,832	5,475,835
3.500%	10/01/32	454	449,863
4.000%	TBA	2,600	2,622,584
4.000%	11/01/45	217	217,789
4.000%	03/01/46	64	64,031
4.000%	03/01/46	67	67,001

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
4.000%	06/01/46	80		$80,678
4.000%	08/01/46	22		21,672
4.000%	10/01/46	28		27,884
4.000%	10/01/46	169		168,820
4.000%	12/01/47	470		472,192
4.000%	01/01/48	1,091		1,092,992
4.000%	02/01/48	314		315,342
4.000%	02/01/48	824		825,498
4.000%	06/01/48	622		623,734
4.000%	06/01/48	713		714,906
4.000%	07/01/48	217		217,336
4.000%	07/01/48	245		245,400
4.000%	07/01/48	352		352,975
4.000%	08/01/48	137		136,805
4.000%	05/01/49	7,539		7,557,311
4.500%	TBA	14,250		14,303,994
4.500%	07/01/41	118		118,269
4.500%	04/01/44	492		504,220
4.500%	12/01/44	81		83,045
4.500%	06/01/45	479		492,701
4.500%	08/01/45	57		57,651
4.500%	10/01/45	125		128,831
4.500%	11/01/45	86		87,860
4.500%	08/01/46	125		128,891
4.500%	07/01/47	914		931,975
4.500%	07/01/47	1,145		1,167,770
4.500%	11/01/47	543		553,906
4.500%	09/01/48	651		665,566
5.000%	TBA	10,300		10,512,438
5.000%	06/01/23	14		14,324
5.000%	06/01/24	13		13,153
5.000%	07/01/25	49		50,496
5.000%	09/01/29	44		45,059
5.000%	02/01/35	116		118,609
5.000%	10/01/39	252		264,785
5.000%	01/01/40	637		670,767
5.000%	10/01/43	—	(r)	317
5.000%	05/01/44	117		122,425
5.000%	12/01/44	305		316,893
5.000%	01/01/45	222		231,132
5.000%	06/01/47	23		23,284
5.000%	05/01/48	4		4,118
5.000%	07/01/48	146		150,498
5.000%	11/01/48	2,954		3,082,511
5.000%	02/01/49	6		5,791
5.000%	02/01/49	77		79,072
5.000%	03/01/49	3		3,360
5.000%	11/01/49	81		83,657
5.000%	11/01/49	284		291,247
5.000%	12/01/49	397		407,603
5.000%	01/01/50	330		339,449
5.500%	TBA	6,050		6,261,750
5.500%	09/01/23	1		506
5.500%	01/01/38	71		76,441
6.000%	01/01/24	10		10,483
6.000%	07/01/24	4		3,959
6.000%	04/01/28	31		32,457
6.000%	05/01/28	23		24,442

SEE NOTES TO FINANCIAL STATEMENTS.
A284

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
6.000%	04/01/34		12		$12,815
6.500%	09/01/22		—	(r)	471
6.500%	12/01/23		7		6,862
6.500%	09/01/28		29		30,867
6.500%	05/01/37		10		10,919
Federal National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate CMT + 2.375% (Cap 10.750%, Floor 2.375%)
2.451%(c)	09/01/37		44		44,748
Government National Mortgage Assoc.
2.000%	11/20/50		22,867		20,413,440
2.500%	09/20/51		25,392		23,327,685
3.000%	08/20/51		17,070		16,134,827
3.000%	10/20/51		20,195		19,088,398
3.000%	11/20/51		5,140		4,856,699
4.000%	TBA		15,110		15,008,185
4.000%	02/20/41		3		3,145
4.000%	10/20/41		1		768
4.000%	11/20/41		5		4,968
4.000%	04/20/42		3		2,647
4.000%	10/20/42		2		1,647
4.000%	08/20/43		25		25,309
4.000%	03/20/44		2		2,365
4.000%	05/20/44		3		2,918
4.000%	11/20/44		200		201,914
4.000%	05/20/45		21		21,263
4.000%	06/20/45		294		296,778
4.000%	07/20/45		936		943,846
4.500%	TBA		20,800		21,022,625
4.500%	02/20/50		436		446,034
4.500%	03/20/50		787		801,197
4.500%	04/20/50		1,604		1,637,300
5.000%	TBA		16,050		16,381,031
5.000%	07/15/40		132		136,703
5.000%	07/20/49		160		165,351
5.500%	TBA		2,167		2,241,145
5.500%	TBA		6,583		6,780,834
6.500%	10/15/23		1		940

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $417,402,130)					394,801,885

U.S. TREASURY OBLIGATIONS — 18.6%
U.S. Treasury Bonds
1.125%	08/15/40		15,800		10,909,406
1.375%	11/15/40		8,747		6,297,840
1.875%	02/15/41		10,436		8,184,107
1.875%	02/15/51		22,415		16,814,752
1.875%	11/15/51		5,255		3,943,713
2.000%	11/15/41		30,780		24,441,244
2.250%	02/15/52	(a)	1,390		1,143,927
2.375%	02/15/42		3,930		3,331,903
2.875%	05/15/43		5,223		4,758,643
2.875%	05/15/52		1,050		991,594
3.250%	05/15/42		2,250		2,196,211
3.750%	08/15/41		4,180		4,390,306
U.S. Treasury Inflation Indexed Bonds, TIPS
0.625%	04/15/23		16,528		16,807,836
U.S. Treasury Notes
0.125%	01/31/23	(k)	52,251		51,506,015

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(continued)
0.125%	04/30/23		39,060	$38,179,624
0.125%	05/31/23	(a)	16,200	15,798,164
0.250%	03/15/24	(a)	47,768	45,603,513
0.250%	05/15/24		19,200	18,246,750
0.250%	06/15/24		8,230	7,803,390
0.375%	04/15/24		31,170	29,755,174
0.375%	01/31/26		33,420	30,383,480
0.500%	02/28/26		14,268	13,003,944
0.750%	12/31/23		25,380	24,550,193
0.750%	03/31/26		24,900	22,871,039
0.750%	04/30/26		23,070	21,146,899
0.750%	05/31/26		22,860	20,915,114
1.000%	07/31/28		3,317	2,933,731
1.125%	01/15/25		51,675	49,272,920
1.125%	02/29/28		28,935	26,014,374
1.125%	08/31/28		2,390	2,127,100
1.250%	12/31/26		2,540	2,347,714
1.250%	03/31/28		2,470	2,231,491
1.250%	04/30/28		20,940	18,890,170
1.250%	06/30/28		9,490	8,536,552
1.250%	09/30/28		6,130	5,490,660
1.375%	10/31/28		3,700	3,336,070
1.875%	02/15/32	(a)	14,440	13,081,738
2.250%	03/31/24		3,590	3,544,845
2.625%	05/31/27		40,885	40,112,018
2.875%	05/15/32		4,670	4,618,192

TOTAL U.S. TREASURY OBLIGATIONS (cost $671,180,974)				626,512,356

TOTAL LONG-TERM INVESTMENTS (cost $2,813,029,523)				2,547,961,465

			Shares

SHORT-TERM INVESTMENTS — 30.6%

AFFILIATED MUTUAL FUNDS — 27.0%
PGIM Core Ultra Short Bond Fund(wa)			761,092,599	761,092,599
PGIM Institutional Money Market Fund (cost $147,056,928; includes $146,900,700 of cash collateral for securities on loan)(b)(wa)			147,179,087	147,046,626

TOTAL AFFILIATED MUTUAL FUNDS (cost $908,149,527)				908,139,225

Interest Rate	Maturity Date		Principal Amount (000)#

CERTIFICATES OF DEPOSIT — 0.3%
Cooperatieve Rabobank UA
2.800%	05/17/23		612	608,009
Credit Suisse AG
1.100%	02/03/23		1,500	1,480,780
KEB Hana Bank
0.800%	08/15/22		527	526,254
Lloyds Bank Corporate Markets PLC
0.220%	09/15/22		400	398,440
SOFR + 0.670%
2.180%(c)	03/22/23		249	248,674

SEE NOTES TO FINANCIAL STATEMENTS.
A285

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CERTIFICATES OF DEPOSIT (continued)
Natixis Bank
0.620%	01/04/23	576	$568,872
Oversea-Chinese Banking Corp. Ltd.
SOFR + 0.470%
1.980%(c)	01/24/23	516	515,905
Shinhan Bank Co., Ltd.
0.800%	08/12/22	755	754,065
Skandinaviska Enskilda Banken AB
0.000%	06/01/23	750	745,477
Standard Chartered Bank
0.000%	05/26/23	693	688,542
Sumitomo Mitsui Banking Corp.
2.700%	04/25/23	750	745,282
SOFR + 0.510%
2.020%(c)	12/27/22	848	847,747
Toronto-Dominion Bank (The)
2.900%	06/01/23	691	686,306
Woori Bank
0.791%	08/02/22	500	499,293

TOTAL CERTIFICATES OF DEPOSIT (cost $9,366,765)			9,313,646

COMMERCIAL PAPER(n) — 0.8%
Allianz SE
1.969%	11/01/22	750	743,521
BAT International Finance PLC
1.214%	07/14/22	250	249,814
Bell Canada
2.003%	07/27/22	660	659,117
Brookfield US Holdings, Inc.
2.204%	07/25/22	660	659,164
CDP Financial, Inc.
0.612%	08/01/22	250	249,620
2.954%	12/27/22	1,800	1,773,720
Citigroup Global Markets, Inc.
2.807%	05/17/23	745	721,464
DBS Bank Ltd.
2.232%	09/22/22	1,800	1,790,491
Enbridge, Inc.
2.207%	08/15/22	660	658,096
Enel Finance America LLC
0.402%	09/27/22	250	248,459
1.010%	01/24/23	273	267,624
Entergy Corp.
2.207%	08/15/22	450	448,836
Federation des Caisses Desjardins du Quebec
2.202%	09/22/22	750	745,891
2.202%	09/23/22	2,000	1,988,856
Goldman Sachs Group, Inc. (The)
2.796%	05/15/23	750	726,228
Hitachi America Capital, Ltd.
1.951%	07/06/22	900	899,727
John Deere Canada ULC
1.905%	08/18/22	1,800	1,795,847
Komatsu Finance America, Inc.
2.806%	12/15/22	1,000	987,619
Kookmin Bank Co., Ltd.
2.197%	11/23/22	216	213,600

Interest Rate	Maturity Date		Principal Amount (000)#	Value

COMMERCIAL PAPER(n) (continued)
LVMH Moet Hennessy Louis Vuitton SE
2.736%	12/21/22		1,000	$986,800
Mitsubishi UFJ Trust & Banking Corp.
2.282%	09/15/22		1,800	1,791,692
Nutrien Ltd.
2.434%	09/19/22		450	447,686
PPL Capital Funding, Inc.
1.952%	07/14/22		450	449,666
PSP Capital, Inc.
2.151%	09/23/22		2,000	1,989,106
Reckitt Benckiser Treasury Services PLC
2.156%	08/15/22		900	897,531
Royal Bank of Canada
0.482%	09/15/22		250	248,790
0.827%	01/20/23		300	294,808
Societe Generale SA
0.634%	01/04/23		250	246,147
Svenska Handelsbanken AB
1.969%	11/09/22		750	743,593
TELUS Corp.
2.413%	09/13/22		450	447,832
The Bank of Nova Scotia
2.072%	11/14/22		750	742,779
TransCanada PipeLines Ltd.
2.085%	08/05/22		660	658,624
VF Corp.
2.423%	09/20/22		600	596,891

TOTAL COMMERCIAL PAPER (cost $26,399,930)				26,369,639

CORPORATE BOND — 0.0%
Electric
Pacific Gas & Electric Co.,
First Mortgage, SOFR Index + 1.150%
2.371%(c)	11/14/22		316,000	315,913

(cost $316,000)

U.S. TREASURY OBLIGATIONS(n) — 2.5%
U.S. Treasury Bills
0.935%	08/04/22		29,700	29,666,573
1.083%	08/11/22	(k)	41,480	41,416,770
1.656%	09/22/22		9,150	9,115,725
2.481%	12/29/22		4,600	4,543,895
2.005%	04/20/23	(k)	520	509,002

TOTAL U.S. TREASURY OBLIGATIONS (cost $85,272,724)				85,251,965

TOTAL SHORT-TERM INVESTMENTS (cost $1,029,504,946)				1,029,390,388

TOTAL INVESTMENTS—106.3% (cost $3,842,534,469)				3,577,351,853
Liabilities in excess of other assets(z) — (6.3)%				(211,752,239)

NET ASSETS — 100.0%				$3,365,599,614

SEE NOTES TO FINANCIAL STATEMENTS.
A286

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $958,866 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $143,938,863; cash collateral of $146,900,700 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2022.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
3,594	10 Year U.S. Treasury Notes	Sep. 2022	$426,001,313	$(5,162,727)
29	10 Year U.S. Ultra Treasury Notes	Sep. 2022	3,693,875	18,071
260	20 Year U.S. Treasury Bonds	Sep. 2022	36,042,500	(461,099)
603	30 Year U.S. Ultra Treasury Bonds	Sep. 2022	93,069,281	(1,099,446)
240	Hang Seng Index	Jul. 2022	33,252,791	(267,616)
2,506	Mini MSCI EAFE Index	Sep. 2022	232,631,980	(1,936,357)
1,598	S&P 500 E-Mini Index	Sep. 2022	302,781,050	(9,071,754)

				(17,980,928)

Short Positions:
122	2 Year U.S. Treasury Notes	Sep. 2022	25,621,906	(44,524)
88	5 Year U.S. Treasury Notes	Sep. 2022	9,878,000	(75,587)
1,421	10 Year Euro-Bund	Sep. 2022	221,553,796	3,468,774
352	10 Year Japanese Government Bonds	Sep. 2022	385,544,811	(783,709)
1,352	Euro STOXX 50 Index	Sep. 2022	48,753,065	878,591
709	Euro-BTP Italian Government Bond	Sep. 2022	91,477,735	(865,995)
1,481	Mini MSCI Emerging Markets Index	Sep. 2022	74,249,935	(687,991)
1,221	Russell 2000 E-Mini Index	Sep. 2022	104,273,400	5,670,751
235	S&P Mid Cap 400 E-Mini Index	Sep. 2022	53,298,000	3,076,423
187	S&P/TSX 60 Index	Sep. 2022	33,195,696	423,499

				11,060,232

				$(6,920,696)

SEE NOTES TO FINANCIAL STATEMENTS.
A287

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/29/22	State Street Bank & Trust Company	AUD	13,844	$9,992,450	$9,557,853	$—	$(434,597)
British Pound,
Expiring 07/29/22	State Street Bank & Trust Company	GBP	11,333	14,412,172	13,802,751	—	(609,421)
Canadian Dollar,
Expiring 07/29/22	Merrill Lynch International	CAD	21,527	16,864,898	16,723,104	—	(141,794)
Euro,
Expiring 07/29/22	Merrill Lynch International	EUR	1,168	1,261,475	1,226,542	—	(34,933)
Expiring 07/29/22	Merrill Lynch International	EUR	1,107	1,178,675	1,162,607	—	(16,068)
Expiring 07/29/22	Merrill Lynch International	EUR	939	1,009,694	986,229	—	(23,465)
Expiring 07/29/22	Merrill Lynch International	EUR	908	978,198	953,845	—	(24,353)
Expiring 07/29/22	Merrill Lynch International	EUR	531	571,025	558,035	—	(12,990)
Expiring 07/29/22	Royal Bank of Canada	EUR	809	855,502	849,754	—	(5,748)
Expiring 07/29/22	Royal Bank of Canada	EUR	640	688,061	671,626	—	(16,435)
Expiring 07/29/22	Royal Bank of Canada	EUR	558	597,170	585,564	—	(11,606)
Expiring 07/29/22	Royal Bank of Canada	EUR	555	579,942	582,359	2,417	—
Expiring 07/29/22	State Street Bank & Trust Company	EUR	2,071	2,220,107	2,173,965	—	(46,142)
Hong Kong Dollar,
Expiring 07/29/22	Royal Bank of Canada	HKD	32,812	4,189,014	4,185,561	—	(3,453)
Japanese Yen,
Expiring 07/29/22	Royal Bank of Canada	JPY	2,530,490	19,868,331	18,682,636	—	(1,185,695)
Singapore Dollar,
Expiring 07/29/22	Royal Bank of Canada	SGD	2,968	2,160,652	2,136,516	—	(24,136)
Swiss Franc,
Expiring 07/29/22	State Street Bank & Trust Company	CHF	12,239	12,841,178	12,843,471	2,293	—

				$90,268,544	$87,682,418	4,710	(2,590,836)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Canadian Dollar,
Expiring 07/29/22	State Street Bank & Trust Company	CAD	2,605	$2,013,068	$2,023,402	$—	$(10,334)
Danish Krone,
Expiring 07/29/22	Barclays Bank PLC	DKK	68,457	9,883,707	9,663,937	219,770	—
Euro,
Expiring 07/01/22	Goldman Sachs & Co. LLC	EUR	2,356	2,466,635	2,469,598	—	(2,963)
Expiring 07/29/22	Merrill Lynch International	EUR	27,037	29,054,271	28,387,655	666,616	—
Expiring 07/29/22	State Street Bank & Trust Company	EUR	758	797,265	796,087	1,178	—
Japanese Yen,
Expiring 07/29/22	Merrill Lynch International	JPY	97,937	772,503	723,073	49,430	—
Expiring 07/29/22	Royal Bank of Canada	JPY	387,101	3,036,188	2,857,971	178,217	—
Expiring 07/29/22	Royal Bank of Canada	JPY	64,644	498,006	477,270	20,736	—
Expiring 07/29/22	State Street Bank & Trust Company	JPY	807,379	6,349,246	5,960,888	388,358	—
Expiring 07/29/22	State Street Bank & Trust Company	JPY	639,585	5,039,072	4,722,066	317,006	—
Expiring 07/29/22	State Street Bank & Trust Company	JPY	299,597	2,309,668	2,211,931	97,737	—
Expiring 07/29/22	State Street Bank & Trust Company	JPY	171,077	1,350,155	1,263,063	87,092	—
Expiring 07/29/22	State Street Bank & Trust Company	JPY	115,502	903,944	852,754	51,190	—
Expiring 07/29/22	State Street Bank & Trust Company	JPY	45,604	359,675	336,693	22,982	—
Swedish Krona,
Expiring 07/29/22	Merrill Lynch International	SEK	29,079	2,998,839	2,845,411	153,428	—

				$67,832,242	$65,591,799	2,253,740	(13,297)

						$2,258,450	$(2,604,133)

SEE NOTES TO FINANCIAL STATEMENTS.
A288

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Credit default swap agreements outstanding at June 30, 2022:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on credit indices - Buy Protection(1):
ABX.HE.AAA	05/25/46	0.110%(Q)	190	$(192)	$—	$(192)	Barclays Bank PLC
ABX.HE.AAA	05/25/46	0.110%(Q)	170	(172)	—	(172)	Credit Suisse International
ABX.HE.AAA	05/25/46	0.110%(Q)	150	(152)	—	(152)	Bank of America, N.A.
ABX.HE.AAA	05/25/46	0.110%(Q)	90	(91)	—	(91)	Credit Suisse International
ABX.HE.AAA	05/25/46	0.110%(M)	70	(71)	—	(71)	Bank of America, N.A.
CMBX.NA.BBB-	02/17/51	5.000%(M)	350	61	—	61	Citibank, N.A.

				$(617)	$—	$(617)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$—	$—	$61	$(678)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Goldman Sachs & Co. LLC	$2,258,000	$53,377,678

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.
A289

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks	$782,566,815	$197,858,257	$213,336
Preferred Stocks	763,698	2,657,541	705,647
Warrants	4,198	81,744	27,720
Asset-Backed Securities
Automobiles	—	9,099,813	—
Home Equity Loans	—	49,809	—
Other	—	516,016	—
Residential Mortgage-Backed Securities	—	29,029	—
Student Loans	—	2,654,174	—
Bank Loans	—	973,673	12,162
Commercial Mortgage-Backed Securities	—	33,080,532	—
Corporate Bonds	—	475,619,256	1
Municipal Bonds	—	7,296,431	—
Residential Mortgage-Backed Securities	—	2,664,830	—
Sovereign Bonds	—	9,772,542	—
U.S. Government Agency Obligations	—	394,801,885	—
U.S. Treasury Obligations	—	626,512,356	—
Short-Term Investments
Affiliated Mutual Funds	908,139,225	—	—
Certificates of Deposit	—	9,313,646	—
Commercial Paper	—	26,369,639	—
Corporate Bond	—	315,913	—
U.S. Treasury Obligations	—	85,251,965	—

Total	$1,691,473,936	$1,884,919,051	$958,866

Other Financial Instruments*
Assets
Futures Contracts	$13,536,109	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	2,258,450	—
OTC Credit Default Swap Agreement	—	61	—

Total	$13,536,109	$2,258,511	$—

Liabilities
Futures Contracts	$(20,456,805)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(2,604,133)	—
OTC Credit Default Swap Agreements	—	(678)	—

Total	$(20,456,805)	$(2,604,811)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2022 were as follows:

Affiliated Mutual Funds (4.4% represents investments purchased with collateral from securities on loan)	27.0%
U.S. Treasury Obligations	21.1
U.S. Government Agency Obligations	11.7
Banks	6.6
Electric	1.9
Software	1.8
Insurance	1.7

Pharmaceuticals	1.7%
Semiconductors & Semiconductor Equipment	1.7
Oil, Gas & Consumable Fuels	1.3
Biotechnology	1.0
Health Care Providers & Services	1.0
Commercial Mortgage-Backed Securities	1.0
Equity Real Estate Investment Trusts (REITs)	0.9
Machinery	0.9

SEE NOTES TO FINANCIAL STATEMENTS.
A290

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Industry Classification (continued):

Hotels, Restaurants & Leisure	0.9%
Health Care Equipment & Supplies	0.9
Capital Markets	0.8
IT Services	0.8
Internet & Direct Marketing Retail	0.8
Commercial Paper	0.8
Beverages	0.8
Aerospace & Defense	0.8
Interactive Media & Services	0.8
Automobiles	0.8
Media	0.7
Pipelines	0.7
Specialty Retail	0.6
Electric Utilities	0.6
Technology Hardware, Storage & Peripherals	0.6
Diversified Financial Services	0.6
Telecommunications	0.6
Textiles, Apparel & Luxury Goods	0.6
Oil & Gas	0.5
Chemicals	0.5
Healthcare-Services	0.5
Building Products	0.4
Semiconductors	0.4
Consumer Finance	0.4
Construction & Engineering	0.4
Road & Rail	0.4
Real Estate Investment Trusts (REITs)	0.4
Food Products	0.3
Electrical Equipment	0.3
Sovereign Bonds	0.3
Certificates of Deposit	0.3
Auto Manufacturers	0.3
Wireless Telecommunication Services	0.3
Agriculture	0.3
Mining	0.2
Food & Staples Retailing	0.2
Transportation	0.2
Commercial Services	0.2
Household Durables	0.2
Internet	0.2
Municipal Bonds	0.2
Commercial Services & Supplies	0.2
Airlines	0.2
Retail	0.2
Containers & Packaging	0.2
Air Freight & Logistics	0.2
Professional Services	0.2
Life Sciences Tools & Services	0.2
Electronic Equipment, Instruments & Components	0.2

Metals & Mining	0.2%
Household Products	0.2
Computers	0.2
Diversified Telecommunication Services	0.2
Entertainment	0.2
Independent Power & Renewable Electricity Producers	0.1
Multiline Retail	0.1
Thrifts & Mortgage Finance	0.1
Energy Equipment & Services	0.1
Personal Products	0.1
Auto Components	0.1
Gas	0.1
Miscellaneous Manufacturing	0.1
Real Estate Management & Development	0.1
Communications Equipment	0.1
Construction Materials	0.1
Residential Mortgage-Backed Securities	0.1
Student Loans	0.1
Distributors	0.1
Tobacco	0.1
Foods	0.1
Industrial Conglomerates	0.1
Diversified Consumer Services	0.1
Health Care Technology	0.0	*
Gas Utilities	0.0	*
Iron/Steel	0.0	*
Investment Companies	0.0	*
Savings & Loans	0.0	*
Trading Companies & Distributors	0.0	*
Home Builders	0.0	*
Leisure Products	0.0	*
Healthcare-Products	0.0	*
Transportation Infrastructure	0.0	*
Cosmetics/Personal Care	0.0	*
Other	0.0	*
Building Materials	0.0	*
Auto Parts & Equipment	0.0	*
Oil & Gas Services	0.0	*
Trucking & Leasing	0.0	*
Paper & Forest Products	0.0	*
Machinery-Diversified	0.0	*
Home Equity Loans	0.0	*

	106.3
Liabilities in excess of other assets	(6.3)

	100.0%

* Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2022 as presented in the Statement of Assets and Liabilities:

SEE NOTES TO FINANCIAL STATEMENTS.
A291

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Unrealized appreciation on OTC swap agreements	$61		Unrealized depreciation on OTC swap agreements	$678
Equity contracts	Due from/to broker-variation margin futures	10,049,264	*	Due from/to broker-variation margin futures	11,963,718	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	2,258,450		Unrealized depreciation on OTC forward foreign currency exchange contracts	2,604,133
Interest rate contracts	Due from/to broker-variation margin futures	3,486,845	*	Due from/to broker-variation margin futures	8,493,087	*

		$15,794,620			$23,061,616

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$(6,944)
Equity contracts	—	—	(48,351,241)	—	—
Foreign exchange contracts	—	—	—	(933,939)	—
Interest rate contracts	(1,784,766)	1,664,656	(38,675,149)	—	—

Total	$(1,784,766)	$1,664,656	$(87,026,390)	$(933,939)	$(6,944)

(1) Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$1,537
Equity contracts	(14,391,863)	—	—
Foreign exchange contracts	—	(338,414)	—
Interest rate contracts	(3,709,549)	—	—

Total	$(18,101,412)	$(338,414)	$1,537

For the six months ended June 30, 2022, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 401,865
Options Written (2)	3,006,667
Futures Contracts - Long Positions (2)	1,028,255,135
Futures Contracts - Short Positions (2)	725,800,468
Forward Foreign Currency Exchange Contracts - Purchased (3)	102,888,170
Forward Foreign Currency Exchange Contracts - Sold (3)	79,730,237
Credit Default Swap Agreements - Buy Protection (2)	1,020,000

SEE NOTES TO FINANCIAL STATEMENTS.
A292

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2022.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$143,938,863	$(143,938,863)	$—
Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Bank of America, N.A.	$—	$(223)	$(223)	$—	$(223)
Barclays Bank PLC	219,770	(192)	219,578	—	219,578
Citibank, N.A.	61	—	61	—	61
Credit Suisse International	—	(263)	(263)	—	(263)
Goldman Sachs & Co. LLC	—	(2,963)	(2,963)	—	(2,963)
Merrill Lynch International	869,474	(253,603)	615,871	—	615,871
Royal Bank of Canada	201,370	(1,247,073)	(1,045,703)	—	(1,045,703)
State Street Bank & Trust Company	967,836	(1,100,494)	(132,658)	—	(132,658)

	$2,258,511	$(2,604,811)	$(346,300)	$—	$(346,300)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.
A293

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)	STATEMENT OF OPERATIONS (unaudited)

as of June 30, 2022	Six Months Ended June 30, 2022

ASSETS
Investments at value, including securities on loan of $143,938,863:
Unaffiliated investments (cost $2,934,384,942)	$2,669,212,628
Affiliated investments (cost $908,149,527)	908,139,225
Foreign currency, at value (cost $377,212)	369,220
Receivable for investments sold	59,736,558
Dividends and interest receivable	8,459,520
Receivable for Portfolio shares sold	3,463,178
Tax reclaim receivable	2,898,628
Unrealized appreciation on OTC forward foreign currency exchange contracts	2,258,450
Deposit with broker for centrally cleared/exchange-traded derivatives	2,258,000
Due from broker-variation margin futures	701,534
Receivable from affiliate	5,996
Unrealized appreciation on OTC swap agreements	61
Prepaid expenses and other assets	6,093

Total Assets	3,657,509,091

LIABILITIES
Payable to broker for collateral for securities on loan	146,900,700
Payable for investments purchased	139,046,983
Unrealized depreciation on OTC forward foreign currency exchange contracts	2,604,133
Payable to affiliate	1,087,750
Accrued expenses and other liabilities	1,059,539
Management fee payable	915,110
Payable to custodian	187,473
Distribution fee payable	92,373
Foreign capital gains tax liability accrued	12,585
Trustees’ fees payable	1,380
Unrealized depreciation on OTC swap agreements	678
Affiliated transfer agent fee payable	512
Payable for Portfolio shares purchased	261

Total Liabilities	291,909,477

NET ASSETS	$3,365,599,614

Net assets were comprised of:
Partners’ Equity	$3,365,599,614

Net asset value and redemption price per share, $3,365,599,614 / 157,728,400 outstanding shares of beneficial interest	$21.34

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $21,024 foreign withholding tax)	$20,554,561
Unaffiliated dividend income (net of $1,474,152 foreign withholding tax, of which $317,077 is reimbursable by an affiliate)	16,160,748
Affiliated dividend income	1,774,634
Income from securities lending, net (including affiliated income of $86,334)	118,250

Total income	38,608,193

EXPENSES
Management fee	15,702,899
Distribution fee	5,207,027
Custodian and accounting fees	278,808
Audit fee	38,184
Trustees’ fees	36,230
Legal fees and expenses	21,888
Shareholders’ reports	9,224
Transfer agent’s fees and expenses (including affiliated expense of $1,483)	3,715
Miscellaneous	69,985

Total expenses	21,367,960
Less: Fee waiver and/or expense reimbursement	(2,414,381)

Net expenses	18,953,579

NET INVESTMENT INCOME (LOSS)	19,654,614

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(39,996)) (net of foreign capital gains taxes $(2))	(107,016,771)
Futures transactions	(87,026,390)
Forward currency contract transactions	(933,939)
Options written transactions	1,664,656
Swap agreements transactions	(6,944)
Foreign currency transactions	(200,586)

(193,519,974)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(2,202)) (net of change in foreign capital gains taxes $116,628)	(486,187,795)
Futures	(18,101,412)
Forward currency contracts	(338,414)
Swap agreements	1,537
Foreign currencies	(144,194)

(504,770,278)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(698,290,252)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(678,635,638)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$19,654,614	$27,987,337
Net realized gain (loss) on investment and foreign currency transactions	(193,519,974)	543,670,833
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(504,770,278)	(260,159,133)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(678,635,638)	311,499,037

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [6,134,861 and 451,704 shares, respectively]	134,881,818	10,930,420
Portfolio shares issued in merger [0 and 120,759,358 shares, respectively]	—	2,868,034,747
Portfolio shares purchased [44,982,389 and 23,380,869 shares, respectively]	(1,002,531,608)	(565,060,240)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(867,649,790)	2,313,904,927

TOTAL INCREASE (DECREASE)	(1,546,285,428)	2,625,403,964
NET ASSETS:
Beginning of period	4,911,885,042	2,286,481,078

End of period	$3,365,599,614	$4,911,885,042

SEE NOTES TO FINANCIAL STATEMENTS.
A294

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2022		Year Ended December 31,
			2021	2020		2019		2018		2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$24.99		$23.16	$20.80		$18.14		$19.12		$17.05

Income (Loss) From Investment Operations:
Net investment income (loss)	0.11		0.15	0.23		0.36		0.33		0.27
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(3.76)		1.68	2.13		2.30		(1.31)		1.80

Total from investment operations	(3.65)		1.83	2.36		2.66		(0.98)		2.07

Capital Contributions	—		—	—		—	(b)(c)(d)	—	(c)(d)	—

Net Asset Value, end of period	$21.34		$24.99	$23.16		$20.80		$18.14		$19.12

Total Return(e)	(14.61)%		7.95%	11.35%		14.61	%(f)	(5.13	)%(f)	12.14%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,366		$4,912	$2,286		$2,288		$2,018		$2,601
Average net assets (in millions)	$4,200		$4,656	$2,061		$2,245		$2,427		$2,578
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.91	%(h)	0.92%	1.12	%(i)	1.12	%(i)	1.11	%(i)	1.11%
Expenses before waivers and/or expense reimbursement	1.03	%(h)	1.03%	1.13	%(i)	1.13	%(i)	1.12	%(i)	1.12%
Net investment income (loss)	0.94	%(h)	0.60%	1.12%		1.84%		1.75%		1.49%
Portfolio turnover rate(j)	80%		192%	150%		89%		84%		70%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Amount rounds to zero.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)

The expense ratio includes interest and dividend expenses on securities sold short and broker fees and expenses on short sales of 0.01%, 0.02% and 0.01% for the years ended December 31, 2020, 2019 and 2018, respectively.

(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.
A295

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 83.8%

COMMON STOCKS — 51.8%
Aerospace & Defense — 0.4%
Aerojet Rocketdyne Holdings, Inc.*(a)	32,406	$1,315,684
Boeing Co. (The)*	119,645	16,357,864
BWX Technologies, Inc.(a)	49,083	2,703,982
HEICO Corp. (Class A Stock)	15,466	1,629,807
Kratos Defense & Security Solutions, Inc.*	46,755	648,959
L3Harris Technologies, Inc.	51,948	12,555,832
Raytheon Technologies Corp.(a)	17,902	1,720,561
Safran SA (France)	87,086	8,600,461
Textron, Inc.	184,813	11,286,530
TransDigm Group, Inc.*	5,341	2,866,355
Triumph Group, Inc.*	180,554	2,399,563

		62,085,598

Air Freight & Logistics — 0.2%
FedEx Corp.	47,169	10,693,684
GXO Logistics, Inc.*	5,786	250,360
United Parcel Service, Inc. (Class B Stock)	91,560	16,713,363

		27,657,407

Airlines — 0.1%
Allegiant Travel Co.*(a)	14,860	1,680,517
Southwest Airlines Co.*	291,431	10,526,488
United Airlines Holdings, Inc.*	105,117	3,723,244

		15,930,249

Auto Components — 0.3%
Aptiv PLC*	15,595	1,389,047
Autoliv, Inc. (Sweden), SDR	96,976	6,943,417
Denso Corp. (Japan)	138,500	7,311,381
Gentherm, Inc.*(a)	35,201	2,196,894
LCI Industries(a)	11,421	1,277,781
Magna International, Inc. (Canada)(a)	331,177	18,181,617
Stanley Electric Co. Ltd. (Japan)	257,100	4,194,170
Stoneridge, Inc.*(a)	58,350	1,000,703
Sumitomo Rubber Industries Ltd. (Japan)	298,000	2,542,101
Visteon Corp.*(a)	7,552	782,236

		45,819,347

Automobiles — 1.0%
Ferrari NV (Italy)	19,963	3,662,811
General Motors Co.*	144,582	4,591,924
Honda Motor Co. Ltd. (Japan)	179,100	4,304,116
Lucid Group, Inc.*(a)	37,549	644,341
Rivian Automotive, Inc. (Class A Stock)*(a)	17,691	455,366
Suzuki Motor Corp. (Japan)	227,000	7,119,310
Tesla, Inc.*(a)	134,886	90,834,930
Toyota Motor Corp. (Japan)	1,776,600	27,309,091

		138,921,889

Banks — 2.5%
Australia & New Zealand Banking
Group Ltd. (Australia)	499,171	7,588,408
Bank of America Corp.	817,847	25,459,577

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
BankUnited, Inc.(a)	98,008	$3,486,145
BNP Paribas SA (France)	195,688	9,378,920
Citigroup, Inc.	468,102	21,528,011
Citizens Financial Group, Inc.	65,779	2,347,653
Close Brothers Group PLC (United Kingdom)	201,856	2,528,075
DBS Group Holdings Ltd. (Singapore)	366,562	7,843,905
Dime Community Bancshares, Inc.	35,928	1,065,265
DNB Bank ASA (Norway)	1,050,304	18,801,149
East West Bancorp, Inc.	63,812	4,135,018
Erste Group Bank AG (Austria)	151,182	3,815,726
Fifth Third Bancorp(a)	390,506	13,121,002
Home BancShares, Inc.(a)	121,184	2,516,992
Huntington Bancshares, Inc.	1,294,357	15,571,115
ING Groep NV (Netherlands)	1,818,811	18,036,673
Intesa Sanpaolo SpA (Italy)	2,870,618	5,364,319
JPMorgan Chase & Co.	331,548	37,335,620
Lloyds Banking Group PLC (United Kingdom)	17,676,471	9,103,072
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,676,200	8,945,015
National Bank Holdings Corp. (Class A Stock)	17,318	662,760
National Bank of Canada (Canada)(a)	277,750	18,226,804
Pacific Premier Bancorp, Inc.	99,041	2,895,959
Pinnacle Financial Partners, Inc.(a)	51,000	3,687,810
PNC Financial Services Group, Inc. (The)	32,909	5,192,053
Popular, Inc. (Puerto Rico)	55,633	4,279,847
Seacoast Banking Corp. of Florida(a)	109,298	3,611,206
Signature Bank	45,640	8,179,144
Standard Chartered PLC (United Kingdom)	721,525	5,431,948
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	200,481	6,167,540
SVB Financial Group*(a)	18,208	7,191,978
Svenska Handelsbanken AB (Sweden) (Class A Stock)	1,124,426	9,615,831
United Overseas Bank Ltd. (Singapore)	738,300	13,962,040
Webster Financial Corp.	78,627	3,314,128
Wells Fargo & Co.	1,087,047	42,579,631
Westamerica BanCorp	36,155	2,012,387
Western Alliance Bancorp(a)	53,957	3,809,364

		358,792,090

Beverages — 1.0%
Boston Beer Co., Inc. (The) (Class A Stock)*(a)	5,148	1,559,690
Coca-Cola Co. (The)	655,444	41,233,982
Constellation Brands, Inc. (Class A Stock)	84,091	19,598,248
Diageo PLC (United Kingdom)	368,132	15,852,437
Keurig Dr. Pepper, Inc.(a)	264,656	9,366,176
Kirin Holdings Co. Ltd. (Japan)	433,000	6,816,939
Monster Beverage Corp.*	196,370	18,203,499
PepsiCo, Inc.	185,388	30,896,764

		143,527,735

SEE NOTES TO FINANCIAL STATEMENTS.
A296

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Biotechnology — 1.0%
AbbVie, Inc.	355,408	$54,434,289
ACADIA Pharmaceuticals, Inc.*(a)	48,721	686,479
Agios Pharmaceuticals, Inc.*(a)	31,620	701,015
Alkermes PLC*	91,961	2,739,518
Alnylam Pharmaceuticals, Inc.*	26,433	3,855,253
Amgen, Inc.	92,791	22,576,050
Apellis Pharmaceuticals, Inc.*	10,962	495,702
Biogen, Inc.*	12,026	2,452,582
BioMarin Pharmaceutical, Inc.*	20,894	1,731,486
Blueprint Medicines Corp.*(a)	18,786	948,881
Denali Therapeutics, Inc.*	23,508	691,840
Exact Sciences Corp.*(a)	22,956	904,237
Exelixis, Inc.*	128,295	2,671,102
Fate Therapeutics, Inc.*(a)	18,270	452,731
Genmab A/S (Denmark)*	15,878	5,158,303
Global Blood Therapeutics, Inc.*(a)	60,049	1,918,566
Horizon Therapeutics PLC*	17,052	1,360,068
IGM Biosciences, Inc.*(a)	59,574	1,074,119
Insmed, Inc.*(a)	113,956	2,247,212
Intellia Therapeutics, Inc.*	8,161	422,413
Ionis Pharmaceuticals, Inc.*	41,334	1,530,185
Iovance Biotherapeutics, Inc.*(a)	29,476	325,415
Karuna Therapeutics, Inc.*(a)	12,058	1,525,458
Moderna, Inc.*	38,937	5,562,151
Neurocrine Biosciences, Inc.*	39,871	3,886,625
Regeneron Pharmaceuticals, Inc.*	12,195	7,208,830
Rocket Pharmaceuticals, Inc.*(a)	42,679	587,263
Scholar Rock Holding Corp.*	24,360	133,736
Seagen, Inc.*	17,782	3,146,347
Ultragenyx Pharmaceutical, Inc.*(a)	47,707	2,846,200
Vertex Pharmaceuticals, Inc.*	46,545	13,115,916
Xencor, Inc.*(a)	41,535	1,136,813

		148,526,785

Building Products — 0.2%
Armstrong World Industries, Inc.	39,342	2,949,076
Gibraltar Industries, Inc.*	51,522	1,996,478
Insteel Industries, Inc.	52,984	1,783,971
ROCKWOOL A/S (Denmark) (Class B Stock)	2,775	624,623
Trane Technologies PLC	114,450	14,863,621
Trex Co., Inc.*(a)	19,245	1,047,313

		23,265,082

Capital Markets — 1.2%
Ares Management Corp. (Class A Stock)	60,306	3,428,999
Bank of New York Mellon Corp. (The)	126,379	5,271,268
Blackstone, Inc.(a)	83,880	7,652,372
Blue Owl Capital, Inc.(a)	265,700	2,664,971
Bridgepoint Group PLC (United Kingdom), 144A	1,167,773	3,461,453
Charles Schwab Corp. (The)	321,990	20,343,328
CME Group, Inc.	78,957	16,162,498
Goldman Sachs Group, Inc. (The)	86,812	25,784,900
Intercontinental Exchange, Inc.	152,889	14,377,682
Invesco Ltd.(a)	140,039	2,258,829
Julius Baer Group Ltd. (Switzerland)	216,339	9,972,448
KKR & Co., Inc.(a)	267,562	12,385,445

	Shares	Value

COMMON STOCKS (continued)
Capital Markets (cont’d.)
Lazard Ltd. (Class A Stock)(a)	83,564	$2,708,309
LPL Financial Holdings, Inc.(a)	4,178	770,757
Macquarie Group Ltd. (Australia)	82,146	9,325,795
MarketAxess Holdings, Inc.	10,658	2,728,555
Morgan Stanley	98,092	7,460,878
MSCI, Inc.	12,173	5,017,102
State Street Corp.	112,544	6,938,338
Tradeweb Markets, Inc. (Class A Stock)	57,054	3,893,935
Virtus Investment Partners, Inc.	15,329	2,621,566
XP, Inc. (Brazil) (Class A Stock)*(a)	237,131	4,258,873

		169,488,301

Chemicals — 1.4%
Air Liquide SA (France)	100,831	13,579,674
Air Products & Chemicals, Inc.(a)	71,948	17,302,055
Akzo Nobel NV (Netherlands)	162,670	10,672,440
Albemarle Corp.	22,365	4,673,838
Asahi Kasei Corp. (Japan)	1,035,200	7,875,632
Axalta Coating Systems Ltd.*(a)	54,689	1,209,174
BASF SE (Germany)	169,321	7,382,909
CF Industries Holdings, Inc.	55,240	4,735,725
Corteva, Inc.(a)	135,870	7,356,002
Covestro AG (Germany), 144A	168,342	5,833,726
Element Solutions, Inc.	178,617	3,179,382
FMC Corp.	54,629	5,845,849
International Flavors & Fragrances, Inc.(a)	59,235	7,056,073
Johnson Matthey PLC (United Kingdom)	378,848	8,913,796
Koninklijke DSM NV (Netherlands)	2,934	422,678
Linde PLC (United Kingdom)(a)	138,206	39,738,371
Minerals Technologies, Inc.	32,441	1,989,931
Nutrien Ltd. (Canada)(a)	75,207	5,993,246
Quaker Chemical Corp.(a)	8,456	1,264,341
RPM International, Inc.(a)	161,312	12,698,480
Scotts Miracle-Gro Co. (The)(a)	17,632	1,392,752
Sherwin-Williams Co. (The)	98,965	22,159,253
Shin-Etsu Chemical Co. Ltd. (Japan)	4,400	495,210
Sika AG (Switzerland)	2,870	661,121
Sociedad Quimica y Minera de Chile SA (Chile), ADR	32,781	2,738,197
Tosoh Corp. (Japan)	108,000	1,339,080
Umicore SA (Belgium)	179,786	6,283,509

		202,792,444

Commercial Services & Supplies — 0.2%
HNI Corp.	73,690	2,556,306
IAA, Inc.*	26,553	870,142
KAR Auction Services, Inc.*(a)	183,922	2,716,528
MSA Safety, Inc.	11,084	1,341,940
Stericycle, Inc.*(a)	44,193	1,937,863
Waste Connections, Inc.(a)	102,550	12,712,098

		22,134,877

Communications Equipment — 0.3%
Ciena Corp.*	33,139	1,514,452
Cisco Systems, Inc.	516,350	22,017,164
Harmonic, Inc.*	60,901	528,012

SEE NOTES TO FINANCIAL STATEMENTS.
A297

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Communications Equipment (cont’d.)
Lumentum Holdings, Inc.*(a)	9,044	$718,275
Motorola Solutions, Inc.	20,453	4,286,949
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	1,942,729	14,486,694

		43,551,546

Construction & Engineering — 0.0%
Quanta Services, Inc.(a)	7,499	939,925
Valmont Industries, Inc.	9,501	2,134,209
WillScot Mobile Mini Holdings Corp.*(a)	98,207	3,183,871

		6,258,005

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	4,795	1,434,856
Vulcan Materials Co.	50,248	7,140,241

		8,575,097

Consumer Finance — 0.0%
Ally Financial, Inc.	31,770	1,064,613
PRA Group, Inc.*(a)	16,322	593,468
SLM Corp.(a)	134,226	2,139,562
SoFi Technologies, Inc.*(a)	82,718	435,924
Upstart Holdings, Inc.*(a)	9,118	288,311

		4,521,878

Containers & Packaging — 0.5%
Amcor PLC, CDI	645,668	8,026,815
Avery Dennison Corp.	63,416	10,265,148
Ball Corp.(a)	171,787	11,813,792
Graphic Packaging Holding Co.	149,695	3,068,748
International Paper Co.(a)	151,322	6,329,799
Mayr Melnhof Karton AG (Austria)	3,268	555,025
Myers Industries, Inc.	165,152	3,753,905
Packaging Corp. of America	62,770	8,630,875
Sealed Air Corp.	177,534	10,247,262
Verallia SA (France), 144A	35,884	859,728
Westrock Co.	101,790	4,055,314

		67,606,411

Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.*(a)	36,850	3,114,562
Service Corp. International	47,157	3,259,492
Strategic Education, Inc.(a)	5,700	402,306
Terminix Global Holdings, Inc.*(a)	69,549	2,827,167

		9,603,527

Diversified Financial Services — 0.8%
Apollo Global Management, Inc.(a)	128,300	6,219,984
Berkshire Hathaway, Inc. (Class B Stock)*	214,883	58,667,357
Challenger Ltd. (Australia)	929,398	4,369,857
Element Fleet Management Corp. (Canada)	1,246,783	12,998,623
Equitable Holdings, Inc.	601,121	15,671,225
Mitsubishi HC Capital, Inc. (Japan)	951,600	4,385,739
Voya Financial, Inc.(a)	180,019	10,716,531

		113,029,316

	Shares	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	158,138	$3,314,573
Cellnex Telecom SA (Spain), 144A	24,356	943,833
KT Corp. (South Korea)	230,742	6,483,113
Liberty Global PLC (United Kingdom) (Class C Stock)*	108,321	2,392,811
Nippon Telegraph & Telephone Corp. (Japan)	1,320,400	37,910,794
Verizon Communications, Inc.	575,097	29,186,173

		80,231,297

Electric Utilities — 0.6%
Duke Energy Corp.(a)	27,400	2,937,554
Enel SpA (Italy)	140,714	771,100
Iberdrola SA (Spain)	40,737	422,386
IDACORP, Inc.	6,302	667,508
MGE Energy, Inc.(a)	6,090	473,985
NextEra Energy, Inc.	555,762	43,049,325
OGE Energy Corp.	52,465	2,023,050
PG&E Corp.*	850,639	8,489,377
Southern Co. (The)(a)	321,762	22,944,848
Xcel Energy, Inc.(a)	92,384	6,537,092

		88,316,225

Electrical Equipment — 0.5%
ABB Ltd. (Switzerland)	570,388	15,147,926
Generac Holdings, Inc.*(a)	45,197	9,517,584
Hubbell, Inc.	19,059	3,403,556
Legrand SA (France)	120,770	8,929,573
Mitsubishi Electric Corp. (Japan)	1,428,000	15,468,898
Plug Power, Inc.*(a)	118,634	1,965,765
Prysmian SpA (Italy)	373,598	10,279,346
Rockwell Automation, Inc.(a)	24,503	4,883,693
Schneider Electric SE	7,030	830,565
Sensata Technologies Holding PLC	59,440	2,455,467
Shoals Technologies Group, Inc. (Class A Stock)*(a)	149,448	2,462,903
Sunrun, Inc.*(a)	122,380	2,858,797
Thermon Group Holdings, Inc.*	43,706	614,069

		78,818,142

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. (Class A Stock)	4,403	283,465
Belden, Inc.(a)	67,132	3,576,122
Cognex Corp.	62,363	2,651,675
Coherent, Inc.*	2,680	713,470
Hamamatsu Photonics KK (Japan)	187,600	7,272,957
Largan Precision Co. Ltd. (Taiwan)	51,000	2,968,906
Littelfuse, Inc.(a)	15,679	3,983,093
Murata Manufacturing Co. Ltd. (Japan)	219,600	12,017,764
National Instruments Corp.(a)	68,538	2,140,442
Omron Corp. (Japan)	92,600	4,695,256
Teledyne Technologies, Inc.*(a)	33,138	12,430,395
Trimble, Inc.*	3,475	202,349

		52,935,894

Energy Equipment & Services — 0.3%
Baker Hughes Co.(a)	228,310	6,591,310
Cactus, Inc. (Class A Stock)	22,654	912,277

SEE NOTES TO FINANCIAL STATEMENTS.
A298

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Energy Equipment & Services (cont’d.)
ChampionX Corp.(a)	36,558	$725,676
Enerflex Ltd. (Canada)	87,899	414,502
Halliburton Co.	554,796	17,398,402
Liberty Energy, Inc. (Class A Stock)*	37,129	473,766
NexTier Oilfield Solutions, Inc.*	232,662	2,212,616
TechnipFMC PLC (United Kingdom)*	558,490	3,758,638
TGS ASA (Norway)	35,735	501,435
Tidewater, Inc.*(a)	81,085	1,710,083
Worley Ltd. (Australia)	1,179,978	11,586,367

		46,285,072

Entertainment — 0.4%
Activision Blizzard, Inc.	112,831	8,785,022
AMC Entertainment Holdings, Inc. (Class A Stock)*(a)	38,563	522,529
Liberty Media Corp.-Liberty Formula
One (Class C Stock) *(a)	74,782	4,746,413
Madison Square Garden Sports Corp.*	4,557	688,107
Netflix, Inc.*	63,707	11,140,443
ROBLOX Corp. (Class A Stock)*(a)	240,000	7,886,400
Roku, Inc.*(a)	14,007	1,150,535
Walt Disney Co. (The)*(a)	170,864	16,129,562
Warner Music Group Corp. (Class A Stock)	39,812	969,820

		52,018,831

Equity Real Estate Investment Trusts (REITs) — 2.3%
Acadia Realty Trust(a)	287,419	4,489,485
Alexandria Real Estate Equities, Inc.(a)	57,560	8,347,927
American Homes 4 Rent (Class A Stock)	226,264	8,018,796
American Tower Corp.	78,297	20,011,930
Apartment Income REIT Corp.	78,406	3,261,690
Apple Hospitality REIT, Inc.(a)	197,328	2,894,802
AvalonBay Communities, Inc.	53,365	10,366,151
Big Yellow Group PLC (United Kingdom)	31,111	499,656
Camden Property Trust	54,063	7,270,392
Canadian Apartment Properties REIT (Canada)	19,331	673,101
CapitaLand Integrated Commercial Trust (Singapore)	600,500	938,321
Crown Castle International Corp.	19,886	3,348,405
CubeSmart	217,091	9,274,128
Daiwa Office Investment Corp. (Japan)	181	928,082
Derwent London PLC (United Kingdom)	34,632	1,102,741
Digital Core REIT Management Pte Ltd. (Singapore)*	1,412,400	1,090,058
Douglas Emmett, Inc.(a)	163,969	3,669,626
EastGroup Properties, Inc.(a)	35,390	5,461,739
Equinix, Inc.	35,824	23,537,084
Equity LifeStyle Properties, Inc.	203,346	14,329,793
Equity Residential	77,813	5,619,655
Essex Property Trust, Inc.	42,191	11,033,368
Extra Space Storage, Inc.	39,843	6,778,091
Federal Realty OP LP	8,529	816,566
First Industrial Realty Trust, Inc.	45,880	2,178,382
Gecina SA (France)	4,333	405,039

	Shares	Value

COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Goodman Group (Australia)	113,760	$1,396,538
Great Portland Estates PLC (United Kingdom)	1,215,066	8,509,690
Healthcare Trust of America, Inc. (Class A Stock)	47,381	1,322,404
Host Hotels & Resorts, Inc.	76,698	1,202,625
Industrial & Infrastructure Fund
Investment Corp. (Japan)	887	1,173,706
Invitation Homes, Inc.	73,811	2,626,195
JBG SMITH Properties	25,518	603,246
Kilroy Realty Corp.(a)	48,175	2,520,998
Kimco Realty Corp.	74,381	1,470,512
Lendlease Global Commercial REIT (Singapore)	978,000	559,388
Mitsui Fudosan Logistics Park, Inc. (Japan)	222	838,818
Pebblebrook Hotel Trust(a)	122,070	2,022,700
PotlatchDeltic Corp.(a)	67,848	2,998,203
Prologis, Inc.	222,569	26,185,243
PS Business Parks, Inc.	14,452	2,704,692
Public Storage	56,319	17,609,262
Rayonier, Inc.	100,688	3,763,717
Regency Centers Corp.	58,857	3,490,809
Rexford Industrial Realty, Inc.	204,727	11,790,228
Saul Centers, Inc.(a)	30,348	1,429,694
SBA Communications Corp.	95,784	30,655,669
Scentre Group (Australia)	4,818,684	8,614,693
Simon Property Group, Inc.	88,125	8,364,825
SL Green Realty Corp.(a)	25,926	1,196,485
Summit Industrial Income REIT (Canada)	137,337	1,825,541
Sun Communities, Inc.(a)	33,026	5,263,023
Terreno Realty Corp.	121,864	6,791,481
UNITE Group PLC (The) (United Kingdom)	51,283	664,694
Ventas, Inc.	15,429	793,513
Warehouses De Pauw CVA (Belgium)	26,100	821,076
Welltower, Inc.	245,053	20,180,115
Weyerhaeuser Co.	28,256	935,839
WP Carey, Inc.(a)	15,863	1,314,408

		337,985,038

Food & Staples Retailing — 0.6%
BJ’s Wholesale Club Holdings, Inc.*(a)	36,502	2,274,805
Casey’s General Stores, Inc.(a)	14,367	2,657,608
Costco Wholesale Corp.	67,881	32,534,006
Seven & i Holdings Co. Ltd. (Japan)	393,900	15,274,851
Sprouts Farmers Market, Inc.*(a)	54,334	1,375,737
Walmart, Inc.	216,118	26,275,626
Welcia Holdings Co. Ltd. (Japan)	174,300	3,496,026

		83,888,659

Food Products — 0.9%
Bakkafrost P/F (Faroe Islands)	15,057	962,474
Barry Callebaut AG (Switzerland)	3,863	8,615,999
Bunge Ltd.	46,005	4,172,193
Conagra Brands, Inc.	146,346	5,010,887
Darling Ingredients, Inc.*	117,225	7,010,055
Freshpet, Inc.*(a)	11,015	571,568

SEE NOTES TO FINANCIAL STATEMENTS.
A299

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Food Products (cont’d.)
Mondelez International, Inc. (Class A Stock)	341,212	$21,185,853
Mriya Agro Holding PLC (Ukraine)*^	1,223	15
Mriya Recovery Certificates (Ukraine)*^	1,359,527	14,247
Nestle SA	530,286	61,882,039
Post Holdings, Inc.*(a)	24,240	1,996,164
TreeHouse Foods, Inc.*(a)	46,130	1,929,157
Wilmar International Ltd. (China)	4,475,900	13,035,282

		126,385,933

Gas Utilities — 0.1%
Beijing Enterprises Holdings Ltd. (China)	1,135,000	4,034,701
Chesapeake Utilities Corp.	6,248	809,428
National Fuel Gas Co.(a)	24,360	1,608,978
ONE Gas, Inc.(a)	18,755	1,522,719
Southwest Gas Holdings, Inc.	28,776	2,505,814

		10,481,640

Health Care Equipment & Supplies — 1.2%
Abbott Laboratories	162,122	17,614,555
Alcon, Inc. (Switzerland)	75,173	5,234,049
Atrion Corp.	2,923	1,838,158
Avanos Medical, Inc.*	86,845	2,374,342
Becton, Dickinson & Co.(a)	101,432	25,006,031
Cooper Cos., Inc. (The)	12,910	4,042,379
Dexcom, Inc.*	120,285	8,964,841
Elekta AB (Sweden) (Class B Stock)	1,024,391	7,078,936
Enovis Corp.*(a)	13,079	719,345
Envista Holdings Corp.*(a)	73,505	2,832,883
Hologic, Inc.*	118,002	8,177,539
ICU Medical, Inc.*	7,308	1,201,362
Insulet Corp.*	7,723	1,683,151
Intuitive Surgical, Inc.*	132,698	26,633,816
Koninklijke Philips NV (Netherlands)	500,078	10,769,389
Medtronic PLC	61,507	5,520,253
Nevro Corp.*	10,597	464,467
Novocure Ltd.*(a)	10,597	736,492
Penumbra, Inc.*(a)	16,200	2,017,224
QuidelOrtho Corp.*	7,476	726,518
Shockwave Medical, Inc.*	10,597	2,025,828
Siemens Healthineers AG (Germany), 144A	271,639	13,811,066
STERIS PLC(a)	26,074	5,375,155
Stryker Corp.	78,781	15,671,904
Teleflex, Inc.	7,464	1,835,024

		172,354,707

Health Care Providers & Services — 1.3%
Acadia Healthcare Co., Inc.*	55,070	3,724,384
Amedisys, Inc.*(a)	6,953	730,899
Centene Corp.*	161,896	13,698,021
Cigna Corp.	37,322	9,835,094
CVS Health Corp.(a)	127,056	11,773,009
Elevance Health, Inc.(a)	49,274	23,778,647
Fresenius SE & Co. KGaA (Germany)	346,924	10,528,646
Guardant Health, Inc.*	21,327	860,331
HCA Healthcare, Inc.	36,029	6,055,034

	Shares	Value

COMMON STOCKS (continued)
Health Care Providers & Services (cont’d.)
Humana, Inc.	34,874	$16,323,473
McKesson Corp.	10,781	3,516,870
Molina Healthcare, Inc.*	27,401	7,661,594
Pennant Group, Inc. (The)*(a)	44,075	564,601
Select Medical Holdings Corp.	143,191	3,382,171
U.S. Physical Therapy, Inc.(a)	4,872	532,022
UnitedHealth Group, Inc.(a)	152,847	78,506,805

		191,471,601

Health Care Technology — 0.1%
Multiplan Corp.*(a)	301,362	1,654,477
Phreesia, Inc.*	36,784	919,968
Teladoc Health, Inc.*(a)	31,534	1,047,244
Veeva Systems, Inc. (Class A Stock)*	74,161	14,686,845

		18,308,534

Hotels, Restaurants & Leisure — 1.0%
Airbnb, Inc. (Class A Stock)*	40,501	3,607,829
Aramark	69,424	2,126,457
Booking Holdings, Inc.*	8,287	14,493,880
Chipotle Mexican Grill, Inc.*(a)	12,315	16,098,907
Choice Hotels International, Inc.(a)	31,060	3,467,228
Compass Group PLC (United Kingdom)	788,900	16,129,171
DraftKings, Inc. (Class A Stock)*(a)	87,341	1,019,269
Hilton Worldwide Holdings, Inc.	94,494	10,530,411
Huazhu Group Ltd. (China)	166,300	646,844
InterContinental Hotels Group PLC (United Kingdom)	21,958	1,165,654
Jack in the Box, Inc.(a)	13,538	758,940
Kyoritsu Maintenance Co. Ltd. (Japan)	27,800	1,034,714
Las Vegas Sands Corp.*(a)	164,278	5,518,098
Marriott International, Inc. (Class A Stock)	84,684	11,517,871
Marriott Vacations Worldwide Corp.(a)	12,180	1,415,316
McDonald’s Corp.	104,545	25,810,070
MGM Resorts International	184,650	5,345,617
Papa John’s International, Inc.(a)	14,251	1,190,244
Planet Fitness, Inc. (Class A Stock)*(a)	16,371	1,113,392
Red Robin Gourmet Burgers, Inc.*(a)	118,744	953,514
Starbucks Corp.	248,061	18,949,380
Vail Resorts, Inc.	7,497	1,634,721
Wingstop, Inc.(a)	13,906	1,039,752
Wynn Resorts Ltd.*(a)	50,532	2,879,313

		148,446,592

Household Durables — 0.3%
Meritage Homes Corp.*	38,977	2,825,832
NVR, Inc.*	1,626	6,510,732
Panasonic Holdings Corp. (Japan)	1,144,900	9,235,892
Persimmon PLC (United Kingdom)	372,690	8,442,845
Sony Group Corp. (Japan)	174,800	14,219,739
Tempur Sealy International, Inc.(a)	81,120	1,733,534

		42,968,574

Household Products — 0.4%
Clorox Co. (The)(a)	9,800	1,381,604
Colgate-Palmolive Co.	32,600	2,612,564

SEE NOTES TO FINANCIAL STATEMENTS.
A300

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Household Products (cont’d.)
Kimberly-Clark Corp.	48,507	$6,555,721
Procter & Gamble Co. (The)	338,192	48,628,628

		59,178,517

Independent Power & Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd. (Japan)	346,500	5,725,727
Vistra Corp.	61,388	1,402,716

		7,128,443

Industrial Conglomerates — 0.8%
DCC PLC (United Kingdom)	115,853	7,207,557
General Electric Co.	562,555	35,817,877
Honeywell International, Inc.	154,466	26,847,735
Melrose Industries PLC (United Kingdom)	6,250,626	11,382,309
Siemens AG (Germany)	308,879	31,353,832

		112,609,310

Insurance — 2.1%
AIA Group Ltd. (Hong Kong)	598,800	6,502,063
American International Group, Inc.	392,040	20,045,005
Arch Capital Group Ltd.*	42,874	1,950,338
Assurant, Inc.	64,715	11,185,988
AXA SA (France)	1,047,301	23,920,754
Axis Capital Holdings Ltd.(a)	66,281	3,783,982
Chubb Ltd.	133,732	26,289,037
CNA Financial Corp.	10,840	486,716
Definity Financial Corp. (Canada)(a)	96,917	2,504,994
Direct Line Insurance Group PLC (United Kingdom)	1,949,866	5,984,088
Fidelity National Financial, Inc.	41,778	1,544,115
First American Financial Corp.	40,357	2,135,692
Hanover Insurance Group, Inc. (The)	13,086	1,913,828
Hartford Financial Services Group, Inc. (The)	308,994	20,217,477
Kemper Corp.	44,945	2,152,866
Manulife Financial Corp. (Canada)	549,143	9,522,119
Markel Corp.*	1,604	2,074,373
Marsh & McLennan Cos., Inc.	75,877	11,779,904
MetLife, Inc.	233,735	14,676,221
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	105,640	24,858,713
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	9,198,000	9,560,815
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	694,500	4,712,207
RenaissanceRe Holdings Ltd. (Bermuda)(a)	109,368	17,101,874
Sampo OYJ (Finland) (Class A Stock)	396,223	17,251,875
Selective Insurance Group, Inc.(a)	47,455	4,125,738
Storebrand ASA (Norway)	1,437,607	10,243,686
Sun Life Financial, Inc. (Canada)	409,738	18,774,353
Tokio Marine Holdings, Inc. (Japan)	310,200	18,221,393
Zurich Insurance Group AG (Switzerland)	43,078	18,715,617

		312,235,831

	Shares	Value

COMMON STOCKS (continued)
Interactive Media & Services — 2.0%
Alphabet, Inc. (Class A Stock)*	35,764	$77,939,055
Alphabet, Inc. (Class C Stock)*	57,481	125,736,813
IAC/InterActiveCorp*(a)	23,508	1,785,903
Meta Platforms, Inc. (Class A Stock)*	391,322	63,100,672
NAVER Corp. (South Korea)	36,016	6,639,536
Pinterest, Inc. (Class A Stock)*	70,532	1,280,861
Snap, Inc. (Class A Stock)*(a)	146,418	1,922,468
Tencent Holdings Ltd. (China)	90,500	4,060,810
Z Holdings Corp. (Japan)	1,716,500	4,999,540
ZoomInfo Technologies, Inc.*(a)	40,156	1,334,785

		288,800,443

Internet & Direct Marketing Retail —1.1%
Alibaba Group Holding Ltd. (China), ADR*	24,897	2,830,291
Amazon.com, Inc.*	1,375,426	146,083,995
ASOS PLC (United Kingdom)*	292,214	3,009,433
DoorDash, Inc. (Class A Stock)*(a)	18,149	1,164,621
RealReal, Inc. (The)*(a)	531,222	1,322,743
THG PLC (United Kingdom)*	578,211	581,340
Wayfair, Inc. (Class A Stock)*(a)	15,734	685,373
Zalando SE (Germany), 144A*	215,513	5,648,722

		161,326,518

IT Services — 2.1%
Accenture PLC (Class A Stock)	151,977	42,196,414
Adyen NV (Netherlands), 144A*	2,746	3,995,678
Affirm Holdings, Inc.*(a)	52,075	940,474
Amadeus IT Group SA (Spain)*	115,512	6,430,699
Block, Inc.*(a)	55,992	3,441,268
Cloudflare, Inc. (Class A Stock)*	22,234	972,737
Cognizant Technology Solutions Corp. (Class A Stock)	62,328	4,206,517
Euronet Worldwide, Inc.*	25,831	2,598,340
Fidelity National Information Services, Inc.	97,845	8,969,451
Fiserv, Inc.*(a)	396,197	35,249,647
FleetCor Technologies, Inc.*	114,731	24,106,130
Global Payments, Inc.	171,634	18,989,586
GoDaddy, Inc. (Class A Stock)*	25,380	1,765,433
Mastercard, Inc. (Class A Stock)	133,673	42,171,158
MongoDB, Inc.*(a)	14,717	3,819,061
NTT Data Corp. (Japan)	1,235,100	17,089,339
Okta, Inc.*	19,653	1,776,631
PayPal Holdings, Inc.*	49,096	3,428,865
Snowflake, Inc. (Class A Stock)*	38,954	5,416,943
SS&C Technologies Holdings, Inc.	39,426	2,289,468
Twilio, Inc. (Class A Stock)*(a)	25,207	2,112,599
VeriSign, Inc.*	40,527	6,781,383
Visa, Inc. (Class A Stock)(a)	301,775	59,416,480
WEX, Inc.*	12,817	1,993,813

		300,158,114

Leisure Products — 0.0%
Mattel, Inc.*(a)	87,494	1,953,741
Peloton Interactive, Inc. (Class A Stock)*(a)	297,852	2,734,281

		4,688,022

SEE NOTES TO FINANCIAL STATEMENTS.
A301

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services — 0.7%
Adaptive Biotechnologies Corp.*(a)	114,329	$924,922
Agilent Technologies, Inc.	130,280	15,473,356
Avantor, Inc.*	123,150	3,829,965
Bruker Corp.(a)	48,852	3,065,952
Danaher Corp.	117,966	29,906,740
Evotec SE (Germany)*	181,470	4,396,894
Illumina, Inc.*	12,198	2,248,823
Repligen Corp.*	9,806	1,592,494
Thermo Fisher Scientific, Inc.	79,636	43,264,646
West Pharmaceutical Services, Inc.	11,179	3,380,194

		108,083,986

Machinery — 0.9%
AGCO Corp.	30,898	3,049,633
Alamo Group, Inc.	9,692	1,128,440
Alfa Laval AB (Sweden)	29,555	713,883
Caterpillar, Inc.	24,980	4,465,425
Chart Industries, Inc.*(a)	7,703	1,289,328
Cummins, Inc.	93,629	18,120,020
Deere & Co.	6,168	1,847,131
Epiroc AB (Sweden) (Class A Stock)	149,841	2,318,280
Epiroc AB (Sweden) (Class B Stock)	63,478	858,527
Esab Corp.(a)	13,078	572,162
Fortive Corp.	114,807	6,243,205
Graco, Inc.	16,200	962,442
Helios Technologies, Inc.(a)	42,478	2,814,167
Hillenbrand, Inc.	25,335	1,037,722
Ingersoll Rand, Inc.(a)	312,936	13,168,347
KION Group AG (Germany)	175,197	7,319,216
Knorr-Bremse AG (Germany)	59,793	3,409,377
Metso Outotec OYJ (Finland)	349,570	2,620,796
Middleby Corp. (The)*(a)	28,388	3,558,720
Mueller Water Products, Inc. (Class A Stock)(a)	246,893	2,896,055
Otis Worldwide Corp.	144,738	10,228,634
PACCAR, Inc.	213,235	17,557,770
Parker-Hannifin Corp.(a)	5,687	1,399,286
Sandvik AB (Sweden)	195,176	3,169,240
SMC Corp. (Japan)	10,100	4,476,034
Stanley Black & Decker, Inc.	41,300	4,330,718
THK Co. Ltd. (Japan)	223,700	4,197,539
Timken Co. (The)	15,713	833,575
Toro Co. (The)(a)	19,976	1,513,981
Weir Group PLC (The) (United Kingdom)	192,130	3,183,596

		129,283,249

Media — 0.4%
Cable One, Inc.(a)	2,720	3,506,950
Charter Communications, Inc. (Class A Stock)*(a)	12,523	5,867,401
Comcast Corp. (Class A Stock)	486,585	19,093,595
CyberAgent, Inc. (Japan)	912,100	9,063,398
Liberty Broadband Corp. (Class C Stock)*	35,282	4,080,011
Stroeer SE & Co. KGaA (Germany)	88,454	3,979,407
WPP PLC (United Kingdom)	1,125,898	11,349,260

		56,940,022

	Shares	Value

COMMON STOCKS (continued)
Metals & Mining — 1.1%
Alrosa PJSC (Russia)^	1,356,440	$2
Anglo American PLC (South Africa)	69,159	2,473,595
Antofagasta PLC (Chile)	669,418	9,399,578
BHP Group Ltd. (Australia) (XASX)	764,402	21,694,670
BHP Group Ltd. (Australia) (XLON)	644,149	18,015,291
Boliden AB (Sweden)	176,010	5,591,517
Carpenter Technology Corp.(a)	60,170	1,679,345
Central Asia Metals PLC (United Kingdom)	361,941	973,256
ERO Copper Corp. (Brazil)*	37,573	317,292
Franco-Nevada Corp. (Canada)	23,518	3,093,589
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	615,541	2,565,379
IGO Ltd. (Australia)	2,968,064	20,305,294
Impala Platinum Holdings Ltd. (South Africa)	25,498	285,544
K92 Mining, Inc. (Canada)*	704,905	4,255,059
Karora Resources, Inc. (Canada)*	585,563	1,510,309
MMC Norilsk Nickel PJSC (Russia)^	5,243	—
Nippon Steel Corp. (Japan)	124,800	1,759,004
Norsk Hydro ASA (Norway)	127,858	718,565
Northern Star Resources Ltd. (Australia)	606,234	2,814,279
Nucor Corp.(a)	33,360	3,483,118
OZ Minerals Ltd. (Australia)	121,052	1,471,958
Perseus Mining Ltd. (Australia)	2,285,767	2,488,501
Polyus PJSC (Russia)^	4,693	—
Reliance Steel & Aluminum Co	58,007	9,853,069
Rhyolite Resources Ltd. (Canada)*	476,727	122,219
Rio Tinto Ltd. (Australia)	102,201	7,252,331
Rio Tinto PLC (Australia)	71,211	4,264,115
Royal Gold, Inc.(a)	7,025	750,129
Sibanye Stillwater Ltd. (South Africa)	332,416	831,661
South32 Ltd. (Australia)	3,380,864	9,178,646
Southern Copper Corp. (Peru)(a)	33,782	1,682,681
Steel Dynamics, Inc.(a)	106,136	7,020,896
Tietto Minerals Ltd. (Australia)*	2,496,057	538,661
Vale SA (Brazil)	132,181	1,935,188
Victoria Gold Corp. (Canada)*	213,013	1,653,201
Wesdome Gold Mines Ltd. (Canada)*	609,684	5,281,212
Wheaton Precious Metals Corp. (Brazil)	34,766	1,252,678

		156,511,832

Mortgage Real Estate Investment Trusts (REITs) —0.0%
Annaly Capital Management, Inc.(a)	277,856	1,642,129
Franklin BSP Realty Trust, Inc.(a)	95,644	1,289,281
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.(a)	34,852	1,319,497
PennyMac Mortgage Investment
Trust(a)	116,662	1,613,435

		5,864,342

Multiline Retail — 0.2%
Dollar General Corp.(a)	53,024	13,014,210
Dollar Tree, Inc.*	52,548	8,189,606
Kohl’s Corp.(a)	43,825	1,564,114
Next PLC (United Kingdom)	128,999	9,207,093

SEE NOTES TO FINANCIAL STATEMENTS.
A302

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Multiline Retail (cont’d.)
Ollie’s Bargain Outlet Holdings, Inc.*(a)	33,581	$1,972,884

		33,947,907

Multi-Utilities — 0.8%
Ameren Corp.	231,700	20,936,412
CMS Energy Corp.(a)	119,340	8,055,450
Dominion Energy, Inc.	287,300	22,929,413
Engie SA (France)	1,514,770	17,448,141
National Grid PLC (United Kingdom)	1,053,012	13,463,734
Sempra Energy	152,214	22,873,198
WEC Energy Group, Inc.(a)	117,354	11,810,506

		117,516,854

Oil, Gas & Consumable Fuels — 2.0%
Aker BP ASA (Norway)	28,215	973,907
Aker BP ASA (Norway), SDR*	33,863	1,176,024
Canadian Natural Resources Ltd. (Canada)	21,871	1,175,277
Cheniere Energy, Inc.	26,438	3,517,047
Chevron Corp.	200,481	29,025,639
ConocoPhillips	520,257	46,724,281
Devon Energy Corp.(a)	56,496	3,113,495
Enbridge, Inc. (Canada)(a)	13,195	557,621
EOG Resources, Inc.(a)	170,385	18,817,319
EQT Corp.	75,445	2,595,308
Equinor ASA (Norway)	965,854	33,704,914
Equitrans Midstream Corp.	626,569	3,984,979
Exxon Mobil Corp.	296,606	25,401,338
Galp Energia SGPS SA (Portugal)	133,426	1,559,437
Hess Corp.	80,846	8,564,825
Magnolia Oil & Gas Corp. (Class A Stock)(a)	197,407	4,143,573
Marathon Petroleum Corp.(a)	124,653	10,247,723
Matador Resources Co.(a)	12,240	570,262
NAC Kazatomprom JSC (Kazakhstan), GDR	52,606	1,373,176
Ovintiv, Inc.	43,478	1,921,293
PDC Energy, Inc.	30,050	1,851,381
Pioneer Natural Resources Co.(a)	48,382	10,793,057
Shell PLC (Netherlands)	56,401	1,456,073
Shell PLC (Netherlands), ADR(a)	201,342	10,528,173
SM Energy Co.	32,568	1,113,500
Targa Resources Corp.	58,178	3,471,481
TC Energy Corp. (Canada)	22,001	1,139,872
Texas Pacific Land Corp.(a)	1,566	2,330,239
TotalEnergies SE (France)(a)	613,319	32,289,453
TotalEnergies SE (France), ADR(a)	335,416	17,656,298
Woodside Energy Group Ltd. (Australia)*	95,747	2,047,903

		283,824,868

Paper & Forest Products — 0.1%
Mondi PLC (Austria)	47,754	845,282
Stora Enso OYJ (Finland) (Class R Stock)	695,810	10,886,574
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	56,299	842,046
UPM-Kymmene OYJ (Finland)	40,593	1,233,980

	Shares	Value

COMMON STOCKS (continued)
Paper & Forest Products (cont’d.)
West Fraser Timber Co. Ltd. (Canada) (TSE)	5,761	$442,056
West Fraser Timber Co. Ltd. (Canada) (NYSE)	20,198	1,549,792

		15,799,730

Personal Products — 0.4%
BellRing Brands, Inc.*(a)	42,001	1,045,405
Estee Lauder Cos., Inc. (The) (Class A Stock)	52,759	13,436,134
L’Oreal SA (France)	49,651	17,160,156
Olaplex Holdings, Inc.*(a)	52,167	735,033
Pola Orbis Holdings, Inc. (Japan)(a)	128,500	1,587,743
Unilever PLC (United Kingdom)	667,141	30,347,026

		64,311,497

Pharmaceuticals — 3.0%
Arvinas, Inc.*(a)	25,013	1,052,797
Astellas Pharma, Inc. (Japan)	1,471,300	22,912,937
AstraZeneca PLC (United Kingdom), ADR(a)	749,797	49,539,088
Bayer AG (Germany)	299,734	17,822,214
Bristol-Myers Squibb Co.(a)	54,062	4,162,774
Elanco Animal Health, Inc.*(a)	855,426	16,792,012
Eli Lilly & Co.	182,148	59,057,846
GSK PLC, ADR(a)	356,967	15,538,774
Ipsen SA (France)	43,614	4,106,582
Johnson & Johnson	285,163	50,619,284
Merck & Co., Inc.	183,631	16,741,638
Novartis AG (Switzerland)	353,264	29,855,460
Otsuka Holdings Co. Ltd. (Japan)	272,200	9,655,642
Pacira BioSciences, Inc.*(a)	21,722	1,266,393
Pfizer, Inc.(a)	462,560	24,252,021
Roche Holding AG	116,719	38,951,342
Royalty Pharma PLC (Class A Stock)(a)	18,000	756,720
Sanofi (France)	334,251	33,595,742
Sanofi (France), ADR	255,629	12,789,119
Zoetis, Inc.	159,468	27,410,955

		436,879,340

Professional Services — 0.3%
ALS Ltd. (Australia)	344,328	2,529,522
Booz Allen Hamilton Holding Corp.	33,910	3,064,108
Clarivate PLC*(a)	42,631	590,866
CoStar Group, Inc.*	75,863	4,582,884
Huron Consulting Group, Inc.*	18,270	1,187,367
Korn Ferry	20,950	1,215,519
ManTech International Corp. (Class A Stock)	6,007	573,368
Recruit Holdings Co. Ltd. (Japan)	343,200	10,068,926
TechnoPro Holdings, Inc. (Japan)	417,900	8,336,570
Teleperformance (France)	28,251	8,716,280
TransUnion	88,809	7,103,832
Upwork, Inc.*	31,060	642,321

		48,611,563

SEE NOTES TO FINANCIAL STATEMENTS.
A303

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Real Estate Management & Development — 0.2%
China Resources Mixc Lifestyle
Services Ltd. (China), 144A	69,200	$343,266
eXp World Holdings, Inc.(a)	14,616	172,030
Fabege AB (Sweden)	103,944	982,777
Hongkong Land Holdings Ltd. (Hong Kong)	339,700	1,706,788
Howard Hughes Corp. (The)*	10,222	695,607
Katitas Co. Ltd. (Japan)	21,800	469,876
Kojamo OYJ (Finland)	64,789	1,117,336
Mitsui Fudosan Co. Ltd. (Japan)	879,900	18,898,804
Opendoor Technologies, Inc.*(a)	354,333	1,668,908
Shurgard Self Storage SA (Belgium)	10,534	490,499
St. Joe Co. (The)	45,238	1,789,615
Sun Hung Kai Properties Ltd. (Hong Kong)	106,166	1,254,174
Tokyo Tatemono Co. Ltd. (Japan)	61,700	849,289
Vonovia SE (Germany)	12,330	380,379
Zillow Group, Inc. (Class C Stock)*	12,058	382,842

		31,202,190

Road & Rail — 0.4%
Canadian Pacific Railway Ltd. (Canada)(a)	144,358	10,081,963
Central Japan Railway Co. (Japan)	61,200	7,054,151
J.B. Hunt Transport Services, Inc.	26,460	4,166,656
Norfolk Southern Corp.	42,128	9,575,273
Old Dominion Freight Line, Inc.(a)	65,300	16,735,084
Ryder System, Inc.	38,789	2,756,346
Saia, Inc.*	35,835	6,736,980
Uber Technologies, Inc.*	168,574	3,449,024
Union Pacific Corp.(a)	4,322	921,796
XPO Logistics, Inc.*(a)	5,786	278,654

		61,755,927

Semiconductors & Semiconductor Equipment —2.3%
Advanced Micro Devices, Inc.*	609,147	46,581,471
ASML Holding NV (Netherlands)	49,276	23,452,697
Broadcom, Inc.	116,918	56,799,934
CMC Materials, Inc.	13,520	2,359,105
Entegris, Inc.	54,345	5,006,805
KLA Corp.(a)	49,896	15,920,816
Lam Research Corp.	5,200	2,215,980
Lattice Semiconductor Corp.*	41,291	2,002,613
Marvell Technology, Inc.	284,801	12,397,387
NVIDIA Corp.	447,833	67,887,004
NXP Semiconductors NV (China)(a)	101,739	15,060,424
QUALCOMM, Inc.	247,169	31,573,368
Renesas Electronics Corp. (Japan)*	578,700	5,237,524
Taiwan Semiconductor Manufacturing
Co. Ltd. (Taiwan)	2,300,749	36,806,118
Tokyo Electron Ltd. (Japan)	33,000	10,854,029
Wolfspeed, Inc.*(a)	17,568	1,114,690

		335,269,965

Software — 3.6%
Adobe, Inc.*	16,500	6,039,990
AppLovin Corp. (Class A Stock)*(a)	9,744	335,583
Avalara, Inc.*(a)	26,999	1,906,129

	Shares	Value

COMMON STOCKS (continued)
Software (cont’d.)
Bill.com Holdings, Inc.*	19,291	$2,120,853
Black Knight, Inc.*	104,840	6,855,488
Cadence Design Systems, Inc.*	34,692	5,204,841
CommVault Systems, Inc.*	29,715	1,869,073
Confluent, Inc. (Class A Stock)*(a)	53,949	1,253,775
Coupa Software, Inc.*(a)	19,250	1,099,175
Crowdstrike Holdings, Inc. (Class A Stock)*(a)	31,867	5,371,502
Datadog, Inc. (Class A Stock)*	37,759	3,596,167
Descartes Systems Group, Inc. (The) (Canada)*(a)	62,100	3,853,926
DocuSign, Inc.*	27,145	1,557,580
Dynatrace, Inc.*	12,423	489,963
Fair Isaac Corp.*	3,334	1,336,601
Five9, Inc.*(a)	30,141	2,747,051
Fortinet, Inc.*(a)	75,190	4,254,250
HubSpot, Inc.*	12,435	3,738,583
Intuit, Inc.	65,179	25,122,594
Manhattan Associates, Inc.*	11,206	1,284,208
Microsoft Corp.	1,141,002	293,043,544
NortonLifeLock, Inc.(a)	65,066	1,428,849
Palantir Technologies, Inc. (Class A Stock)*(a)	99,541	902,837
Palo Alto Networks, Inc.*(a)	12,103	5,978,156
Paylocity Holding Corp.*	22,689	3,957,415
RingCentral, Inc. (Class A Stock)*	12,913	674,833
Roper Technologies, Inc.(a)	46,043	18,170,870
Salesforce, Inc.*(a)	337,061	55,628,547
SAP SE (Germany)	153,453	13,936,971
SentinelOne, Inc. (Class A Stock)*	22,200	517,926
Splunk, Inc.*(a)	23,625	2,089,867
SPS Commerce, Inc.*(a)	13,707	1,549,576
Synopsys, Inc.*	46,091	13,997,837
Trade Desk, Inc. (The) (Class A Stock)*(a)	65,951	2,762,687
UiPath, Inc. (Class A Stock)*(a)	53,939	981,150
Unity Software, Inc.*(a)	10,268	378,068
VMware, Inc. (Class A Stock)	17,820	2,031,124
Workday, Inc. (Class A Stock)*	88,714	12,382,700
Workiva, Inc.*(a)	10,200	673,098
Zendesk, Inc.*	26,635	1,972,854
Zoom Video Communications, Inc. (Class A Stock)*	132,481	14,303,974
Zscaler, Inc.*(a)	4,750	710,172

		528,110,387

Specialty Retail — 1.0%
AutoZone, Inc.*(a)	5,119	11,001,345
Burlington Stores, Inc.*(a)	61,889	8,431,139
Carvana Co.*(a)	23,660	534,243
Five Below, Inc.*(a)	21,072	2,390,197
Floor & Decor Holdings, Inc. (Class A Stock)*(a)	17,990	1,132,650
GameStop Corp. (Class A Stock)*(a)	5,840	714,232
Home Depot, Inc. (The)(a)	169,298	46,433,362
Kingfisher PLC (United Kingdom)	4,358,437	12,940,065
Lowe’s Cos., Inc.(a)	86,260	15,067,034
Monro, Inc.(a)	14,849	636,725
Murphy USA, Inc.(a)	17,514	4,078,485

SEE NOTES TO FINANCIAL STATEMENTS.
A304

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Specialty Retail (cont’d.)
O’Reilly Automotive, Inc.*(a)	23,016	$14,540,588
RH*(a)	4,141	878,969
Ross Stores, Inc.	137,587	9,662,735
TJX Cos., Inc. (The)(a)	142,415	7,953,878
Ulta Beauty, Inc.*	15,688	6,047,410
Williams-Sonoma, Inc.(a)	4,750	527,013

		142,970,070

Technology Hardware, Storage & Peripherals —2.4%
Apple, Inc.	2,361,792	322,904,202
Dell Technologies, Inc. (Class C Stock)	14,616	675,405
Pure Storage, Inc. (Class A Stock)*	373,461	9,601,682
Samsung Electronics Co. Ltd. (South Korea)	476,234	20,932,026

		354,113,315

Textiles, Apparel & Luxury Goods — 0.5%
Capri Holdings Ltd.*	58,465	2,397,650
Deckers Outdoor Corp.*	4,488	1,146,011
Dr. Martens PLC (United Kingdom)	1,304,105	3,801,252
EssilorLuxottica SA (France)	70,456	10,588,546
Kering SA (France)	15,806	8,133,459
Lululemon Athletica, Inc.*	18,485	5,039,196
Moncler SpA (Italy)	188,768	8,111,579
NIKE, Inc. (Class B Stock)	237,302	24,252,264
Samsonite International SA, 144A*	2,222,700	4,425,775
Steven Madden Ltd.(a)	36,541	1,176,986

		69,072,718

Thrifts & Mortgage Finance — 0.1%
Capitol Federal Financial, Inc.	160,261	1,471,196
Housing Development Finance Corp. Ltd. (India)	323,537	8,926,952
PennyMac Financial Services, Inc.(a)	60,999	2,666,266
WSFS Financial Corp.(a)	70,839	2,839,935

		15,904,349

Tobacco — 0.2%
Altria Group, Inc.(a)	207,436	8,664,602
Philip Morris International, Inc.	229,683	22,678,899

		31,343,501

Trading Companies & Distributors — 0.3%
Air Lease Corp.	57,406	1,919,083
Ashtead Group PLC (United Kingdom)	247,834	10,357,703
Bunzl PLC (United Kingdom)	199,148	6,582,205
GMS, Inc.*	40,926	1,821,207
Mitsubishi Corp. (Japan)	318,200	9,487,535
Rush Enterprises, Inc. (Class A Stock)	70,432	3,394,822
SiteOne Landscape Supply, Inc.*(a)	6,943	825,315
Sumitomo Corp. (Japan)	694,100	9,510,024
Toromont Industries Ltd. (Canada)	31,695	2,562,784
United Rentals, Inc.*(a)	5,136	1,247,586

		47,708,264

Water Utilities — 0.0%
California Water Service Group(a)	34,152	1,897,144

		Shares	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services — 0.4%
SoftBank Group Corp. (Japan)		137,700	$5,320,979
T-Mobile US, Inc.*		339,461	45,671,083
Vodafone Group PLC (United Kingdom), ADR(a)		902,654	14,063,349

			65,055,411

TOTAL COMMON STOCKS (cost $7,270,293,463)			7,531,087,952

PREFERRED STOCKS —0.1%
Electric Utilities — 0.1%
American Electric Power Co., Inc., CVT, 6.125%, Maturing 08/15/23(a)		22,918	1,237,572
NextEra Energy, Inc., CVT, 5.279%, Maturing 03/01/23		65,084	3,231,421
Southern Co. (The), Series 2019, CVT, 6.750%, Maturing 08/01/22		45,308	2,400,418

			6,869,411

Health Care Equipment & Supplies — 0.0%
Becton, Dickinson & Co., Series B, CVT, 6.000%, Maturing 06/01/23(a)		29,550	1,461,543
Danaher Corp., Series B, CVT, 5.000%, Maturing 04/15/23(a)		1,751	2,316,941

			3,778,484

Wireless Telecommunication Services — 0.0%
2020 Cash Mandatory Exchangeable Trust, 144A, CVT, 5.250%, Maturing 06/01/23			594 682,565

TOTAL PREFERRED STOCKS (cost $10,699,669)			11,330,460

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 1.6%
Automobiles —0.5%
AmeriCredit Automobile Receivables Trust,
Series 2020-01, Class C
1.590%	10/20/25	3,525	3,408,486
Series 2020-01, Class D
1.800%	12/18/25	3,405	3,237,873
Series 2021-01, Class C
0.890%	10/19/26	3,770	3,523,648
Series 2021-02, Class C
1.010%	01/19/27	5,125	4,750,251
CarMax Auto Owner Trust,
Series 2021-01, Class C
0.940%	12/15/26	1,920	1,775,051
Carvana Auto Receivables Trust,
Series 2021-N04, Class D
2.300%	09/11/28	10,040	9,373,950
Drive Auto Receivables Trust,
Series 2021-01, Class D
1.450%	01/16/29	2,780	2,603,157

SEE NOTES TO FINANCIAL STATEMENTS.
A305

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Enterprise Fleet Funding LLC,
Series 2021-01, Class A2, 144A
0.440%	12/21/26	433	$420,415
Exeter Automobile Receivables Trust,
Series 2021-02A, Class C
0.980%	06/15/26	2,150	2,067,835
Series 2021-04A, Class C
1.460%	10/15/27	4,645	4,384,126
Series 2022-03A, Class C
5.300%	09/15/27	4,130	4,148,867
Ford Credit Auto Owner Trust,
Series 2018-01, Class C, 144A
3.490%	07/15/31	5,865	5,641,360
Series 2020-02, Class C, 144A
1.740%	04/15/33	4,520	4,052,453
Series 2021-02, Class C, 144A
2.110%	05/15/34	4,000	3,567,000
GM Financial Automobile Leasing Trust,
Series 2021-02, Class C
1.010%	05/20/25	385	369,577
GMF Floorplan Owner Revolving Trust,
Series 2020-01, Class A, 144A
0.680%	08/15/25	740	714,779
Hyundai Auto Receivables Trust,
Series 2019-B, Class C
2.400%	06/15/26	2,315	2,263,484
JPMorgan Chase Bank, NA,
Series 2021-02, Class D, 144A
1.138%	12/26/28	1,388	1,338,175
Santander Drive Auto Receivables Trust,
Series 2021-03, Class D
1.330%	09/15/27	4,910	4,641,266
Santander Retail Auto Lease Trust,
Series 2019-C, Class D, 144A
2.880%	06/20/24	3,525	3,513,624
Series 2020-A, Class C, 144A
2.080%	03/20/24	5,595	5,518,634

			71,314,011

Collateralized Loan Obligations — 0.7%
522 Funding CLO Ltd. (Cayman Islands),
Series 2019-05A, Class AR, 144A, 3 Month Term SOFR + 1.330% (Cap N/A, Floor 1.330%)
2.176%(c)	04/15/35	10,730	10,319,362
AGL CLO Ltd. (Cayman Islands),
Series 2021-14A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.248%(c)	12/02/34	9,800	9,455,531
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2015-06BR, Class A, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)
2.253%(c)	07/20/34	4,925	4,741,806
Series 2021-25A, Class B, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
2.744%(c)	01/15/35	4,900	4,581,094

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
CBAM Ltd. (Cayman Islands),
Series 2019-09A, Class A, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
2.324%(c)	02/12/30	1,741	$1,720,315
CIFC Funding Ltd. (Cayman Islands),
Series 2019-05A, Class A1R1, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
2.184%(c)	01/15/35	11,065	10,618,055
Series 2020-03A, Class A1R, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
2.193%(c)	10/20/34	4,220	4,079,625
Invesco CLO Ltd. (Cayman Islands),
Series 2021-02A, Class A, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
2.164%(c)	07/15/34	4,820	4,646,939
KKR CLO Ltd. (Cayman Islands),
Series 33A, Class A, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor
1.170%)
2.233%(c)	07/20/34	3,360	3,253,915
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-37A, Class AR, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
2.114%(c)	07/15/33	5,830	5,670,903
Magnetite Ltd. (Cayman Islands),
Series 2020-25A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
2.384%(c)	01/25/32	3,560	3,478,237
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class AR, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
2.084%(c)	04/15/34	4,435	4,248,773
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands),
Series 2019-32A, Class AR, 144A, 3 Month LIBOR + 0.990% (Cap N/A, Floor 0.990%)
2.034%(c)	01/20/32	8,580	8,365,992
Series 2021-40A, Class A, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 1.060%)
2.104%(c)	04/16/33	2,485	2,428,414
Series 2021-43A, Class A, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
2.174%(c)	07/17/35	2,985	2,885,913
OCP CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
2.183%(c)	07/20/29	4,411	4,348,058
OZLM Ltd. (Cayman Islands),
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
2.054%(c)	07/17/29	5,687	5,616,838
Palmer Square CLO Ltd. (Cayman Islands),
Series 2021-02A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.194%(c)	07/15/34	4,120	3,979,635
Series 2021-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.382%(c)	01/15/35	5,140	4,955,677

SEE NOTES TO FINANCIAL STATEMENTS.
A306

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Symphony CLO Ltd. (Cayman Islands),
Series 2018-20A, Class BR, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)
2.694%(c)	01/16/32	6,375	$6,086,837

			105,481,919

Equipment — 0.0%
CNH Equipment Trust,
Series 2019-A, Class A3
3.010%	04/15/24	351	351,397
MMAF Equipment Finance LLC,
Series 2020-A, Class A4, 144A
1.400%	08/09/30	2,455	2,193,065

			2,544,462

Other — 0.2%
CF Hippolyta LLC,
Series 2021-01A, Class A1, 144A
1.530%	03/15/61	607	535,642
Driven Brands Funding LLC,
Series 2019-01A, Class A2, 144A
4.641%	04/20/49	2,520	2,409,657
Series 2020-02A, Class A2, 144A
3.237%	01/20/51	3,407	3,067,022
Series 2021-01A, Class A2, 144A
2.791%	10/20/51	4,025	3,357,492
Hardee’s Funding LLC,
Series 2021-01A, Class A2, 144A
2.865%	06/20/51	1,713	1,466,268
Hilton Grand Vacations Trust,
Series 2017-AA, Class A, 144A
2.660%	12/26/28	190	186,929
MVW LLC,
Series 2020-01A, Class A, 144A
1.740%	10/20/37	697	653,240
Series 2021-01WA, Class B, 144A
1.440%	01/22/41	1,473	1,335,328
MVW Owner Trust,
Series 2017-01A, Class A, 144A
2.420%	12/20/34	1,519	1,490,177
Planet Fitness Master Issuer LLC,
Series 2022-01A, Class A2I, 144A
3.251%	12/05/51	1,975	1,769,337
SBA Tower Trust,
Series 2014-02A, Class C, 144A
3.869%	10/08/49	4,675	4,600,617
ServiceMaster Funding LLC,
Series 2021-01, Class A2I, 144A
2.865%	07/30/51	3,654	3,130,894
Sierra Timeshare Receivables Funding LLC,
Series 2019-01A, Class A, 144A
3.200%	01/20/36	782	766,582

			24,769,185

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Student Loans — 0.2%
Navient Private Education Refi Loan Trust,
Series 2019-GA, Class A, 144A
2.400%	10/15/68	1,954	$1,883,109
Series 2020-GA, Class A, 144A
1.170%	09/16/69	1,246	1,168,111
Series 2021-A, Class A, 144A
0.840%	05/15/69	1,226	1,122,451
Series 2021-EA, Class A, 144A
0.970%	12/16/69	2,191	1,965,269
SMB Private Education Loan Trust,
Series 2016-A, Class A2A, 144A
2.700%	05/15/31	381	373,860
Series 2016-B, Class A2A, 144A
2.430%	02/17/32	980	947,211
Series 2016-C, Class A2A, 144A
2.340%	09/15/34	599	581,151
Series 2018-A, Class A2A, 144A
3.500%	02/15/36	3,835	3,736,640
Series 2018-C, Class A2A, 144A
3.630%	11/15/35	2,658	2,618,622
Series 2020-A, Class A2A, 144A
2.230%	09/15/37	1,386	1,323,223
Series 2020-B, Class A1A, 144A
1.290%	07/15/53	1,973	1,787,954
Series 2021-B, Class A, 144A
1.310%	07/17/51	6,611	6,132,384

			23,639,985

TOTAL ASSET-BACKED SECURITIES (cost $239,738,236)			227,749,562

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.9%
Alen Mortgage Trust,
Series 2021-ACEN, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.474%(c)	04/15/34	5,045	4,844,681
Banc of America Merrill Lynch Commercial Mortgage Securities Trust,
Series 2021-JACX, Class B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
2.774%(c)	09/15/38	1,985	1,919,278
BANK,
Series 2017-BNK04, Class B
3.999%	05/15/50	2,020	1,893,597
Series 2019-BN21, Class AS
3.093%	10/17/52	4,045	3,595,190
Barclays Commercial Mortgage Securities Trust,
Series 2020-C07, Class B
3.152%(cc)	04/15/53	4,000	3,464,052
Benchmark Mortgage Trust,
Series 2018-B03, Class AS
4.195%(cc)	04/10/51	2,165	2,088,782
Series 2019-B12, Class XA, IO
1.179%(cc)	08/15/52	12,431	591,260
Series 2019-B14, Class XA, IO
0.906%(cc)	12/15/62	13,055	470,612
Series 2020-B17, Class XA, IO
1.539%(cc)	03/15/53	11,602	796,228

SEE NOTES TO FINANCIAL STATEMENTS.
A307

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BSREP Commercial Mortgage Trust,
Series 2021-DC, Class C, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 1.550%)
2.875%(c)	08/15/38	3,590	$3,392,289
BX Commercial Mortgage Trust,
Series 2021-VINO, Class A, 144A, 1 Month LIBOR + 0.652% (Cap N/A, Floor 0.652%)
1.976%(c)	05/15/38	700	666,596
Series 2022-CSMO, Class B, 144A, 1 Month Term SOFR + 3.141% (Cap N/A, Floor 3.141%)
3.891%(c)	06/15/27	5,150	5,059,839
BX Trust,
Series 2021-ARIA, Class B, 144A, 1 Month LIBOR + 1.297% (Cap N/A, Floor 1.297%)
2.621%(c)	10/15/36	2,680	2,505,036
Series 2021-MFM01, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
2.024%(c)	01/15/34	691	664,097
CD Mortgage Trust,
Series 2017-CD03, Class B
3.984%(cc)	02/10/50	1,500	1,379,566
CGDB Commercial Mortgage Trust,
Series 2019-MOB, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
2.274%(c)	11/15/36	692	672,856
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class AS
4.026%	05/10/47	3,000	2,960,914
Series 2015-GC27, Class A5
3.137%	02/10/48	2,205	2,149,558
Series 2015-GC29, Class XA, IO
1.158%(cc)	04/10/48	6,881	157,963
Series 2015-GC33, Class XA, IO
1.032%(cc)	09/10/58	6,551	150,911
Series 2016-P06, Class XA, IO
0.709%(cc)	12/10/49	4,970	101,686
Cold Storage Trust,
Series 2020-ICE05, Class B, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.133%)
2.624%(c)	11/15/37	3,691	3,593,764
Commercial Mortgage Trust,
Series 2013-CR07, Class AM, 144A
3.314%	03/10/46	173	171,586
Series 2014-CR17, Class XA, IO
1.114%(cc)	05/10/47	4,078	54,989
Series 2014-LC17, Class XA, IO
0.822%(cc)	10/10/47	3,922	48,279
Series 2014-UBS06, Class XA, IO
1.001%(cc)	12/10/47	3,993	65,773
Series 2015-LC23, Class A2
3.221%	10/10/48	4,439	4,425,828
Series 2016-DC02, Class A5
3.765%	02/10/49	1,810	1,772,687
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class A, 144A, 1 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
2.304%(c)	05/15/36	300	295,089

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CSAIL Commercial Mortgage Trust,
Series 2019-C15, Class A4
4.053%	03/15/52	4,305	$4,214,651
DBUBS Mortgage Trust,
Series 2017-BRBK, Class B, 144A
3.648%(cc)	10/10/34	2,820	2,721,159
FHLMC Multifamily Mortgage Trust,
Series 2019-K92, Class B, 144A
4.339%(cc)	05/25/52	1,965	1,889,782
Great Wolf Trust,
Series 2019-WOLF, Class B, 144A, 1 Month LIBOR + 1.334% (Cap N/A, Floor 1.334%)
2.658%(c)	12/15/36	3,415	3,294,744
Series 2019-WOLF, Class C, 144A, 1 Month LIBOR + 1.633% (Cap N/A, Floor 1.633%)
2.957%(c)	12/15/36	3,180	3,054,990
GS Mortgage Securities Corp. Trust,
Series 2021-ROSS, Class B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
2.925%(c)	05/15/26	3,395	3,237,516
GS Mortgage Securities Trust,
Series 2015-GC34, Class XA, IO
1.374%(cc)	10/10/48	3,672	116,664
InTown Hotel Portfolio Trust,
Series 2018-STAY, Class A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 0.700%)
2.425%(c)	01/15/33	1,525	1,517,437
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class XA, IO
0.796%(cc)	04/15/47	783	7,628
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-C16, Class AS
4.517%	12/15/46	1,154	1,153,041
Series 2018-AON, Class D, 144A
4.767%(cc)	07/05/31	1,400	1,361,997
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	1,812	1,796,567
Series 2018-WPT, Class XAFX, IO, 144A
1.295%(cc)	07/05/33	2,000	17,577
Series 2019-BKWD, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
2.324%(c)	09/15/29	818	805,229
Series 2022-OPO, Class C, 144A
3.565%(cc)	01/05/39	4,000	3,559,918
KIND Trust,
Series 2021-KIND, Class B, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
2.674%(c)	08/15/38	5,890	5,598,104
KKR Industrial Portfolio Trust,
Series 2021-KDIP, Class C, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
2.324%(c)	12/15/37	1,403	1,339,085
LUXE Trust,
Series 2021-TRIP, Class C, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
3.074%(c)	10/15/38	5,440	5,139,637

SEE NOTES TO FINANCIAL STATEMENTS.
A308

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class A, 144A, 1 Month LIBOR + 0.801% (Cap N/A, Floor 0.801%)
2.125%(c)	04/15/38	900	$876,921
Series 2021-MHC, Class B, 144A, 1 Month LIBOR + 1.101% (Cap N/A, Floor 1.101%)
2.425%(c)	04/15/38	4,755	4,542,973
MHC Trust,
Series 2021-MHC02, Class C, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
2.624%(c)	05/15/23	4,845	4,589,481
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class AS
4.036%(cc)	05/15/48	825	808,642
Series 2015-C25, Class XA, IO
1.196%(cc)	10/15/48	4,084	100,802
Morgan Stanley Capital I Trust,
Series 2015-MS01, Class AS
4.169%(cc)	05/15/48	325	319,739
Series 2019-MEAD, Class A, 144A
3.170%	11/10/36	1,230	1,158,608
Series 2019-NUGS, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 2.450%)
2.450%(c)	12/15/36	400	388,583
NYO Commercial Mortgage Trust,
Series 2021-1290, Class C, 144A, 1 Month LIBOR + 1.995% (Cap N/A, Floor 1.995%)
3.320%(c)	11/15/38	12,910	12,092,214
RLGH Trust,
Series 2021-TROT, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
2.125%(c)	04/15/36	300	290,536
SREIT Trust,
Series 2021-MFP02, Class C, 144A, 1 Month LIBOR + 1.371% (Cap N/A, Floor 1.371%)
2.695%(c)	11/15/36	5,890	5,600,610
UBS Commercial Mortgage Trust,
Series 2017-C05, Class AS
3.777%(cc)	11/15/50	2,000	1,853,981
Series 2017-C07, Class XA, IO
1.158%(cc)	12/15/50	4,057	157,606
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C03, Class AS, 144A
3.814%	08/10/49	83	83,456
Wells Fargo Commercial Mortgage Trust,
Series 2015-C31, Class XA, IO
1.118%(cc)	11/15/48	3,818	99,393
Series 2017-C38, Class AS
3.665%(cc)	07/15/50	1,804	1,721,179
Series 2018-C46, Class XA, IO
1.101%(cc)	08/15/51	3,672	123,681
Series 2021-FCMT, Class A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
2.524%(c)	05/15/31	1,083	1,034,194
WFRBS Commercial Mortgage Trust,
Series 2014-C19, Class AS
4.271%	03/15/47	2,775	2,746,140

Interest Rate	Maturity Date		Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2014-C19, Class B
4.723%(cc)	03/15/47		969	$948,084
Series 2014-C24, Class XA, IO
0.989%(cc)	11/15/47		2,354	37,222
Series 2014-LC14, Class XA, IO
1.415%(cc)	03/15/47		1,660	24,232

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $138,251,836)				130,376,989

CONVERTIBLE BONDS — 0.0%
Engineering & Construction — 0.0%
HTA Group Ltd. (Tanzania),
Gtd. Notes
2.875%	03/18/27		400	328,902

Internet — 0.0%
MercadoLibre, Inc. (Brazil),
Sr. Unsec’d. Notes
2.000%	08/15/28		558	908,530
Sea Ltd. (Singapore),
Sr. Unsec’d. Notes
0.250%	09/15/26		1,680	1,226,140
Snap, Inc.,
Sr. Unsec’d. Notes
2.625%(s)	05/01/27		1,465	1,038,306

				3,172,976

Lodging — 0.0%
Huazhu Group Ltd. (China),
Sr. Unsec’d. Notes
3.000%	05/01/26		606	716,853

Media — 0.0%
DISH Network Corp.,
Sr. Unsec’d. Notes
3.375%	08/15/26		640	429,095
Liberty Broadband Corp.,
Sr. Unsec’d. Notes, 144A
2.750%	09/30/50		470	447,634

				876,729

TOTAL CONVERTIBLE BONDS (cost $6,171,382)				5,095,460

CORPORATE BONDS — 13.4%
Advertising — 0.2%
Advantage Sales & Marketing, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	11/15/28	(a)	2,585	2,219,250
Clear Channel Outdoor Holdings, Inc.,
Gtd. Notes, 144A
7.500%	06/01/29	(a)	1,575	1,137,937
7.750%	04/15/28	(a)	2,860	2,081,048
Sr. Sec’d. Notes, 144A
5.125%	08/15/27		1,785	1,507,322
CMG Media Corp.,
Gtd. Notes, 144A
8.875%	12/15/27	(a)	3,425	2,706,285

SEE NOTES TO FINANCIAL STATEMENTS.
A309

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Advertising (cont’d.)
Lamar Media Corp.,
Gtd. Notes
4.000%	02/15/30	(a)	1,089	$922,127
4.875%	01/15/29	(a)	2,276	2,064,343
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes, 144A
5.000%	08/15/27	(a)	1,240	1,084,652
Sr. Unsec’d. Notes, 144A
4.250%	01/15/29		295	235,316
Stagwell Global LLC,
Gtd. Notes, 144A
5.625%	08/15/29	(a)	4,330	3,473,172
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.750%	09/19/24		7,048	6,889,090

				24,320,542

Aerospace & Defense — 0.1%
Howmet Aerospace, Inc.,
Sr. Unsec’d. Notes
6.750%	01/15/28		250	249,904
TransDigm, Inc.,
Gtd. Notes
5.500%	11/15/27	(a)	2,545	2,167,194
6.375%	06/15/26	(a)	530	496,316
Sr. Sec’d. Notes, 144A
6.250%	03/15/26		4,185	4,043,990

				6,957,404

Agriculture — 0.2%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27		3,752	3,435,788
4.700%	04/02/27		12,100	11,829,612
BAT International Finance PLC (United Kingdom),
Gtd. Notes
1.668%	03/25/26		1,495	1,325,985
Gtd. Notes, 144A
3.950%	06/15/25	(a)	5,446	5,341,194
Darling Ingredients, Inc.,
Gtd. Notes, 144A
6.000%	06/15/30	(a)	825	822,881
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
5.700%	08/15/35		252	234,878
6.150%	09/15/43		277	251,808
7.250%	06/15/37		738	769,310

				24,011,456

Airlines — 0.1%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A
11.750%	07/15/25		4,320	4,471,154
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26	(a)	1,945	1,791,941
5.750%	04/20/29		3,630	3,099,304

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Airlines (cont’d.)
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
7.375%	01/15/26	(a)	1,750	$1,747,583
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27		4,605	4,522,615
SriLankan Airlines Ltd. (Sri Lanka),
Gov’t. Gtd. Notes
7.000%	06/25/24		1,120	541,968
United Airlines 2019-2 Class A Pass-Through Trust, Pass-Through Certificates
2.900%	11/01/29		1,412	1,192,457
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates
2.700%	11/01/33		887	746,409
United Airlines Holdings, Inc.,
Gtd. Notes
4.875%	01/15/25	(a)	555	515,318
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	(a)	2,390	2,119,741

				20,748,490

Apparel — 0.0%
Crocs, Inc.,
Gtd. Notes, 144A
4.125%	08/15/31	(a)	930	663,635
4.250%	03/15/29	(a)	2,210	1,650,976
Kontoor Brands, Inc.,
Gtd. Notes, 144A
4.125%	11/15/29		2,265	1,804,900
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29	(a)	1,675	1,342,975

				5,462,486

Auto Manufacturers — 0.5%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
1.450%	03/02/26	(a)	5,035	4,560,088
Ford Motor Co.,
Sr. Unsec’d. Notes
6.625%	10/01/28	(a)	965	951,187
7.450%	07/16/31		185	187,790
9.000%	04/22/25	(a)	2,801	3,003,369
9.625%	04/22/30		790	887,124
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.000%	11/13/30		1,275	1,033,695
4.950%	05/28/27	(a)	2,150	1,995,321
5.125%	06/16/25	(a)	775	740,585
General Motors Co.,
Sr. Unsec’d. Notes
4.200%	10/01/27	(a)	3,080	2,924,416
General Motors Financial Co., Inc.,
Gtd. Notes
4.000%	10/06/26		2,190	2,091,808

SEE NOTES TO FINANCIAL STATEMENTS.
A310

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
4.300%	07/13/25		4,586	$4,514,034
4.350%	04/09/25		2,111	2,086,432
Sr. Unsec’d. Notes
3.600%	06/21/30	(a)	3,890	3,368,112
5.100%	01/17/24		8,161	8,242,398
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
1.800%	10/15/25		2,166	1,982,070
2.100%	09/15/28		3,357	2,829,901
2.375%	02/10/23		4,526	4,492,395
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
5.500%	07/15/29	(a)	1,275	947,211
7.750%	10/15/25	(a)	1,040	964,067
Sr. Unsec’d. Notes, 144A
5.875%	01/15/28		1,155	881,453
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC,
Sr. Sec’d. Notes, 144A, 6 Month LIBOR + 5.625% (Cap N/A, Floor 6.625%)
7.177%(c)	10/15/26	(a)	4,071	3,474,740
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
2.850%	09/26/24		2,675	2,599,047
3.200%	09/26/26		16,965	16,048,642
4.600%	06/08/29		1,665	1,621,227
4.625%	11/13/25		2,055	2,054,058
4.750%	11/13/28		4,570	4,524,972

				79,006,142

Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26	(a)	1,000	878,009
Aptiv PLC,
Gtd. Notes
3.100%	12/01/51		775	500,049
Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A
8.500%	05/15/27	(a)	2,570	2,485,994
Sr. Sec’d. Notes, 144A
6.250%	05/15/26	(a)	1,170	1,127,645
Dornoch Debt Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	10/15/29	(a)	840	617,903
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
5.000%	07/15/29	(a)	2,555	2,129,600
5.250%	04/30/31	(a)	1,580	1,284,736
5.250%	07/15/31	(a)	1,965	1,590,175
5.625%	04/30/33	(a)	770	616,143
Tenneco, Inc.,
Gtd. Notes
5.000%	07/15/26	(a)	1,515	1,416,251
Sr. Sec’d. Notes, 144A
5.125%	04/15/29	(a)	2,521	2,371,265
7.875%	01/15/29		2,034	1,969,994

				16,987,764

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks — 2.3%
Banco Davivienda SA (Colombia),
Jr. Sub. Notes, 144A
6.650%(ff)	04/22/31	(oo)	2,100	$1,671,974
Banco de Bogota SA (Colombia),
Sub. Notes
6.250%	05/12/26		1,400	1,329,591
Banco General SA (Panama),
Jr. Sub. Notes, 144A
5.250%(ff)	05/07/31	(oo)	620	565,569
Banco Mercantil del Norte SA (Mexico),
Jr. Sub. Notes
6.750%(ff)	09/27/24	(oo)	800	757,005
7.625%(ff)	01/10/28	(oo)	400	371,338
8.375%(ff)	10/14/30	(oo)	1,350	1,301,139
Banco Nacional de Panama (Panama),
Sr. Unsec’d. Notes, 144A
2.500%	08/11/30		2,650	2,098,428
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.177%	10/26/31		1,850	1,571,939
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
1.722%(ff)	09/14/27		5,000	4,341,250
4.175%(ff)	03/24/28		1,000	955,659
Bancolombia SA (Colombia),
Sub. Notes
4.625%(ff)	12/18/29		1,100	959,195
Bangkok Bank PCL (Thailand),
Sub. Notes, 144A
3.466%(ff)	09/23/36		990	829,317
Sub. Notes, EMTN
3.733%(ff)	09/25/34		8,100	7,096,768
Bank Muscat SAOG (Oman),
Sr. Unsec’d. Notes, EMTN
4.750%	03/17/26		1,320	1,271,346
Bank Negara Indonesia Persero Tbk PT (Indonesia),
Sub. Notes, EMTN
3.750%	03/30/26		1,036	948,105
Bank of America Corp.,
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31		4,514	3,828,473
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31		12,615	10,093,111
1.922%(ff)	10/24/31		10,096	8,046,620
2.496%(ff)	02/13/31		26,620	22,528,252
3.194%(ff)	07/23/30		1,450	1,296,962
3.248%	10/21/27		3,837	3,619,498
4.271%(ff)	07/23/29		2,039	1,960,869
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.279%(ff)	11/24/27		2,220	1,969,603
2.852%(ff)	05/07/26		3,820	3,608,001
Sr. Unsec’d. Notes, MTN
4.338%(ff)	05/16/24		2,555	2,556,948
Sub. Notes
4.836%	05/09/28		487	468,807

SEE NOTES TO FINANCIAL STATEMENTS.
A311

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
BBVA Bancomer SA (Mexico),
Sub. Notes
5.125%(ff)	01/18/33		3,500	$2,983,137
5.350%(ff)	11/12/29		200	186,909
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27		2,965	2,618,392
2.591%(ff)	01/20/28		3,980	3,584,138
Sr. Unsec’d. Notes, 144A, MTN
3.052%(ff)	01/13/31		6,000	5,194,080
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.520%(ff)	11/03/32		13,500	10,945,282
3.106%(ff)	04/08/26	(a)	10,535	10,129,998
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
1.226%	06/22/24	(a)	3,385	3,184,366
3.244%(ff)	12/20/25		2,430	2,325,570
3.773%(ff)	03/28/25		2,690	2,639,976
3.875%	09/12/23		5	4,981
5.375%	01/12/24		4,250	4,293,710
Emirates NBD Bank PJSC (United Arab Emirates),
Jr. Sub. Notes
6.125%(ff)	03/20/25	(oo)	1,700	1,699,228
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27		4,265	3,743,442
1.948%(ff)	10/21/27		6,631	5,871,930
3.615%(ff)	03/15/28		4,135	3,918,122
3.691%(ff)	06/05/28		4,174	3,956,528
4.223%(ff)	05/01/29		9,232	8,861,560
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.013%(ff)	09/22/28		750	641,750
2.099%(ff)	06/04/26	(a)	8,355	7,727,524
4.041%(ff)	03/13/28		454	431,247
4.292%(ff)	09/12/26		365	357,043
4.755%(ff)	06/09/28		7,435	7,229,314
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
1.726%(ff)	04/01/27	(a)	2,000	1,786,978
3.869%(ff)	03/28/26		1,830	1,794,900
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.764%(ff)	11/19/31		6,503	5,147,417
2.083%(ff)	04/22/26		8,446	7,912,906
2.182%(ff)	06/01/28		5,470	4,871,426
2.522%(ff)	04/22/31		9,752	8,313,237
2.739%(ff)	10/15/30		6,189	5,395,796
2.947%(ff)	02/24/28		4,285	3,970,173
Sub. Notes
2.956%(ff)	05/13/31		11,372	9,841,139
Morgan Stanley,
Sr. Unsec’d. Notes
1.593%(ff)	05/04/27		1,954	1,742,943
3.217%(ff)	04/22/42		1,222	958,535

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		10,150	$8,799,435
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32		6,756	5,319,416
2.802%(ff)	01/25/52		880	609,006
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.875%	09/12/23		4,860	4,847,724
PNC Financial Services Group, Inc. (The),
Sub. Notes
4.626%(ff)	06/06/33	(a)	2,485	2,402,645
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN
2.750%	02/12/27		4,070	3,831,947
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
2.490%(ff)	01/06/28		2,690	2,374,122
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.532%(ff)	08/21/26		9,140	8,187,442
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.456%(ff)	01/14/27		2,215	1,956,240
2.608%(ff)	01/12/28	(a)	3,675	3,284,290
2.819%(ff)	01/30/26		3,186	3,024,242
3.971%(ff)	03/30/26	(a)	2,205	2,154,178
4.644%(ff)	04/01/31		9,590	9,126,729
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
4.123%(ff)	06/06/28		4,040	3,988,850
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.364%(ff)	01/30/27		3,515	3,115,702
2.746%(ff)	02/11/33		2,934	2,387,946
4.751%(ff)	05/12/28		850	840,972
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.188%(ff)	04/30/26		2,583	2,421,454
3.068%(ff)	04/30/41		7,835	6,106,540
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28		3,073	2,753,976
2.572%(ff)	02/11/31		19,330	16,619,465
2.879%(ff)	10/30/30		12,745	11,209,099
Sub. Notes, GMTN
4.300%	07/22/27	(a)	3,261	3,222,150

				338,893,014

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.500%	06/01/50		3,080	2,767,165
5.550%	01/23/49		3,881	3,965,865
Triton Water Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.250%	04/01/29		1,610	1,144,264

				7,877,294

SEE NOTES TO FINANCIAL STATEMENTS.
A312

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Biotechnology — 0.0%
CSL Finance PLC (Australia),
Gtd. Notes, 144A
4.050%	04/27/29	(a)	2,015	$1,980,038
4.250%	04/27/32		1,770	1,730,666

				3,710,704

Building Materials — 0.1%
Boral Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.000%	11/01/22		702	700,390
3.750%	05/01/28		9,148	8,551,316
Cemex SAB de CV (Mexico),
Gtd. Notes
5.450%	11/19/29		700	621,346
PGT Innovations, Inc.,
Gtd. Notes, 144A
4.375%	10/01/29	(a)	2,375	1,872,993
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.250%	01/15/29	(a)	2,045	1,804,439
6.500%	03/15/27		2,360	2,293,373

				15,843,857

Chemicals — 0.2%
Equate Petrochemical BV (Kuwait),
Gtd. Notes, EMTN
4.250%	11/03/26		9,560	9,376,322
GPD Cos., Inc.,
Sr. Sec’d. Notes, 144A
10.125%	04/01/26		1,975	1,880,580
ICL Group Ltd. (Israel),
Sr. Unsec’d. Notes, 144A
6.375%	05/31/38		1,900	1,864,792
Kobe US Midco 2, Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 9.250% or PIK 10.000%
9.250%	11/01/26		1,290	1,135,646
LSF11 A5 HoldCo LLC,
Sr. Unsec’d. Notes, 144A
6.625%	10/15/29	(a)	1,945	1,638,786
MEGlobal Canada ULC (Kuwait),
Gtd. Notes, 144A, MTN
5.875%	05/18/30		260	273,002
Gtd. Notes, EMTN
5.875%	05/18/30		1,000	1,050,007
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
5.500%	01/15/48		1,600	1,345,366
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.950%	08/15/29	(a)	3,200	2,865,810
Vibrantz Technologies, Inc.,
Sr. Unsec’d. Notes, 144A
9.000%	02/15/30		890	631,544
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A
4.875%	06/15/27		1,330	1,157,176

Interest Rate	Maturity Date			Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Chemicals (cont’d.)
Sr. Unsec’d. Notes, 144A
5.625%	08/15/29	(a)			1,450	$1,069,786

						24,288,817

Commercial Services — 0.4%
AA Bond Co. Ltd. (United Kingdom),
Sec’d. Notes, 144A
6.500%	01/31/26		GBP		345	384,174
Abu Dhabi Ports Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
2.500%	05/06/31				2,000	1,710,176
Adani International Container Terminal Pvt Ltd. (India),
Sr. Sec’d. Notes
3.000%	02/16/31				3,072	2,602,630
Adani Ports & Special Economic Zone Ltd. (India),
Sr. Unsec’d. Notes
4.375%	07/03/29				500	442,241
Sr. Unsec’d. Notes, 144A
4.200%	08/04/27				740	687,064
Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	03/01/28				1,181	1,056,372
Albion Financing 1 Sarl/Aggreko Holdings, Inc. (Luxembourg),
Sr. Sec’d. Notes, 144A
6.125%	10/15/26	(a)			1,990	1,711,835
Albion Financing 2 Sarl (Luxembourg),
Sr. Unsec’d. Notes, 144A
8.750%	04/15/27	(a)			2,000	1,688,841
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26				1,155	1,059,199
Sr. Unsec’d. Notes, 144A
9.750%	07/15/27				5,245	4,438,769
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.625%	10/01/27				885	810,687
CoreLogic, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	05/01/28				4,235	3,300,914
DP World Crescent Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.875%	07/18/29				2,225	2,060,712
Gartner, Inc.,
Gtd. Notes, 144A
3.625%	06/15/29				720	620,872
3.750%	10/01/30				410	354,422
4.500%	07/01/28	(a)			950	864,405
HealthEquity, Inc.,
Gtd. Notes, 144A
4.500%	10/01/29	(a)			1,620	1,418,058
International Container Terminal Services, Inc. (Philippines),
Sr. Unsec’d. Notes
4.750%	06/17/30				1,710	1,598,749
IPD 3 BV (France),
Sr. Sec’d. Notes, 144A
5.500%	12/01/25			EUR	255	238,953

SEE NOTES TO FINANCIAL STATEMENTS.
A313

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
Korn Ferry,
Gtd. Notes, 144A
4.625%	12/15/27		100	$89,681
Metis Merger Sub LLC,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/29		2,400	1,923,178
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
4.500%	07/15/29		1,085	982,391
5.625%	10/01/28		910	844,828
Sr. Unsec’d. Notes, 144A
4.750%	07/15/31		230	207,537
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
6.250%	01/15/28	(a)	1,819	1,527,172
Sr. Sec’d. Notes, 144A
5.750%	04/15/26	(a)	1,805	1,692,293
PROG Holdings, Inc.,
Gtd. Notes, 144A
6.000%	11/15/29		3,045	2,303,634
Rent-A-Center, Inc.,
Gtd. Notes, 144A
6.375%	02/15/29	(a)	2,655	2,069,094
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	09/01/25		135	125,249
9.250%	04/15/25	(a)	1,265	1,221,466
TransJamaican Highway Ltd. (Jamaica),
Sr. Sec’d. Notes
5.750%	10/10/36		435	382,230
Sr. Sec’d. Notes, 144A
5.750%	10/10/36		449	394,971
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
2.450%	03/16/31		2,353	1,931,555
3.375%	03/22/27		1,519	1,450,947
4.125%	02/02/26		4,121	4,074,157
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32	(a)	1,330	1,093,664
WASH Multifamily Acquisition, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	04/15/26		1,735	1,635,246
ZipRecruiter, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	01/15/30	(a)	940	792,249

				51,790,615

Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
2.400%	08/20/50		995	700,516
2.650%	05/11/50		1,979	1,462,756
Booz Allen Hamilton, Inc.,
Gtd. Notes, 144A
4.000%	07/01/29	(a)	2,195	1,940,359

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Computers (cont’d.)
Condor Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.375%	02/15/30	(a)	1,700	$1,381,865
Lenovo Group Ltd. (China),
Sr. Unsec’d. Notes
3.421%	11/02/30		800	681,643
Sr. Unsec’d. Notes, 144A
3.421%	11/02/30	(a)	555	472,890
Presidio Holdings, Inc.,
Gtd. Notes, 144A
8.250%	02/01/28		3,615	3,181,820

				9,821,849

Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc.,
Sr. Sec’d. Notes, 144A
4.000%	01/15/28		50	43,147
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28	(a)	2,250	1,818,390
IAA, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	06/15/27	(a)	1,230	1,145,430
Univar Solutions USA, Inc.,
Gtd. Notes, 144A
5.125%	12/01/27	(a)	3,830	3,574,013

				6,580,980

Diversified Financial Services — 0.9%
Advisor Group Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
10.750%	08/01/27	(a)	1,720	1,710,421
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26		3,705	3,225,394
3.000%	10/29/28		6,035	5,077,118
3.500%	01/15/25		595	570,192
4.625%	10/15/27	(a)	1,000	942,875
4.875%	01/16/24		1,440	1,436,968
6.500%	07/15/25		450	459,988
AG Issuer LLC,
Sr. Sec’d. Notes, 144A
6.250%	03/01/28		1,230	1,063,243
Ally Financial, Inc.,
Sr. Unsec’d. Notes
4.750%	06/09/27	(a)	5,040	4,840,200
Aretec Escrow Issuer, Inc.,
Sr. Unsec’d. Notes, 144A
7.500%	04/01/29	(a)	3,450	2,964,168
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
2.528%	11/18/27		1,449	1,191,324
3.950%	07/01/24		3,781	3,643,922
4.375%	05/01/26		2,895	2,679,914
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26		2,499	2,476,794

SEE NOTES TO FINANCIAL STATEMENTS.
A314

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
Capital One Bank USA NA,
Sub. Notes
3.375%	02/15/23	(a)	21,274	$21,239,318
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.273%(ff)	03/01/30		1,990	1,762,207
3.900%	01/29/24		1,524	1,524,292
4.250%	04/30/25	(a)	5,410	5,403,047
Sub. Notes
2.359%(ff)	07/29/32		4,570	3,479,393
Cobra AcquisitionCo LLC,
Gtd. Notes, 144A
6.375%	11/01/29		3,140	2,387,119
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25		6,225	6,132,429
4.100%	02/09/27	(a)	11,010	10,542,696
4.500%	01/30/26	(a)	750	735,691
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.875%	02/15/26		1,420	1,310,434
Enact Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	08/15/25		2,340	2,209,768
Hightower Holding LLC,
Gtd. Notes, 144A
6.750%	04/15/29		1,500	1,129,262
Home Point Capital, Inc.,
Gtd. Notes, 144A
5.000%	02/01/26		1,210	834,532
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
2.650%	09/15/40		2,007	1,469,073
Jane Street Group/JSG Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	11/15/29		1,335	1,184,003
LPL Holdings, Inc.,
Gtd. Notes, 144A
4.000%	03/15/29	(a)	1,255	1,079,541
4.375%	05/15/31	(a)	330	282,311
LSEGA Financing PLC (United Kingdom),
Gtd. Notes, 144A
2.500%	04/06/31		3,275	2,807,479
3.200%	04/06/41		1,350	1,056,753
Gtd. Notes, 144A, MTN
2.000%	04/06/28	(a)	4,645	4,072,837
Midcap Financial Issuer Trust,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/30	(a)	1,165	908,781
6.500%	05/01/28		2,590	2,226,794
Navient Corp.,
Sr. Unsec’d. Notes
4.875%	03/15/28	(a)	810	632,783
5.500%	03/15/29	(a)	2,125	1,656,127

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
OneMain Finance Corp.,
Gtd. Notes
3.500%	01/15/27	(a)	1,360	$1,086,920
6.625%	01/15/28		275	246,084
7.125%	03/15/26	(a)	510	475,421
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29	(a)	1,925	1,424,500
5.375%	10/15/25	(a)	1,260	1,106,836
SLM Corp.,
Sr. Unsec’d. Notes
4.200%	10/29/25	(a)	1,575	1,435,028
Synchrony Financial,
Sr. Unsec’d. Notes
4.250%	08/15/24	(a)	1,035	1,030,231
4.375%	03/19/24		1,397	1,386,144
United Wholesale Mortgage LLC,
Sr. Unsec’d. Notes, 144A
5.500%	04/15/29	(a)	1,595	1,221,192
5.750%	06/15/27	(a)	990	793,604
Visa, Inc.,
Sr. Unsec’d. Notes
2.000%	08/15/50	(a)	4,550	3,020,452
VistaJet Malta Finance PLC/XO Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A
6.375%	02/01/30	(a)	815	652,352
7.875%	05/01/27	(a)	850	749,960

				122,977,915

Electric — 0.7%
Acwa Power Management & Investments One Ltd. (Saudi Arabia),
Sr. Sec’d. Notes
5.950%	12/15/39		1,597	1,614,684
AES Andes SA (Chile),
Jr. Sub. Notes, 144A
6.350%(ff)	10/07/79		825	729,957
7.125%(ff)	03/26/79		2,750	2,612,207
Ausgrid Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.850%	05/01/23		2,734	2,733,385
4.350%	08/01/28		4,277	4,175,178
CA La Electricidad de Caracas (Venezuela),
Sr. Unsec’d. Notes
8.500%	04/10/18	(d)	900	6,750
Calpine Corp.,
Sr. Sec’d. Notes, 144A
4.500%	02/15/28		465	423,236
Sr. Unsec’d. Notes, 144A
5.000%	02/01/31	(a)	2,280	1,879,991
5.125%	03/15/28	(a)	2,905	2,576,225
Cometa Energia SA de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	04/24/35		2,978	2,891,498
Consorcio Transmantaro SA (Peru),
Sr. Unsec’d. Notes, 144A
4.700%	04/16/34	(a)	500	450,816

SEE NOTES TO FINANCIAL STATEMENTS.
A315

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Edison International,
Sr. Unsec’d. Notes
4.950%	04/15/25		169	$169,566
Enel Finance International NV (Italy),
Gtd. Notes, 144A
3.500%	04/06/28		1,430	1,326,256
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
7.375%	11/15/31		850	953,859
Infraestructura Energetica Nova SAB de CV (Mexico),
Sr. Unsec’d. Notes
4.750%	01/15/51		925	679,968
Sr. Unsec’d. Notes, 144A
4.875%	01/14/48		700	510,948
Lamar Funding Ltd. (Oman),
Gtd. Notes
3.958%	05/07/25		2,000	1,896,584
Minejesa Capital BV (Indonesia),
Sr. Sec’d. Notes
5.625%	08/10/37		2,850	2,305,536
Mong Duong Finance Holdings BV (Vietnam),
Sr. Sec’d. Notes
5.125%	05/07/29		350	282,790
Sr. Sec’d. Notes, 144A
5.125%	05/07/29		525	424,186
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.440%	01/15/32		4,395	3,660,243
3.000%	01/15/52		4,040	2,889,249
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.250%	09/15/24		63	60,403
4.500%	09/15/27	(a)	3,040	2,815,544
NRG Energy, Inc.,
Gtd. Notes, 144A
3.875%	02/15/32	(a)	2,330	1,849,771
Sr. Sec’d. Notes, 144A
4.450%	06/15/29		2,487	2,225,127
Oryx Funding Ltd. (Oman),
Gtd. Notes
5.800%	02/03/31		800	755,630
Gtd. Notes, 144A
5.800%	02/03/31		230	217,244
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27		1,857	1,559,632
2.500%	02/01/31		3,741	2,875,340
3.950%	12/01/47		1,900	1,321,754
4.550%	07/01/30		3,701	3,285,609
5.900%	06/15/32		610	589,116
Pattern Energy Operations LP/Pattern Energy Operations, Inc.,
Gtd. Notes, 144A
4.500%	08/15/28		345	300,118
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, 144A
3.875%	07/17/29	(a)	2,265	2,048,265

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Sr. Unsec’d. Notes, EMTN
6.150%	05/21/48		300	$274,182
PG&E Corp.,
Sr. Sec’d. Notes
5.000%	07/01/28	(a)	4,545	3,906,450
5.250%	07/01/30		2,230	1,833,264
Pike Corp.,
Gtd. Notes, 144A
5.500%	09/01/28	(a)	990	792,163
Ruwais Power Co. PJSC (United Arab Emirates),
Sr. Sec’d. Notes
6.000%	08/31/36		1,640	1,885,430
Sempra Energy,
Sr. Unsec’d. Notes
3.700%	04/01/29		1,090	1,025,097
Southern California Edison Co.,
First Mortgage, Series D
4.700%	06/01/27	(a)	2,595	2,602,387
State Grid Overseas Investment 2013 Ltd. (China),
Gtd. Notes
4.375%	05/22/43		605	599,928
State Grid Overseas Investment BVI Ltd. (China),
Gtd. Notes, EMTN
3.500%	05/04/27		700	693,750
Terraform Global Operating LLC,
Gtd. Notes, 144A
6.125%	03/01/26		2,645	2,544,688
TNB Global Ventures Capital Bhd (Malaysia),
Sr. Unsec’d. Notes, EMTN
3.244%	10/19/26		3,515	3,384,578
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26	(oo)	4,290	3,903,900
8.000%(ff)	10/15/26	(oo)	2,800	2,686,925
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.500%	09/01/26		975	920,021
5.625%	02/15/27	(a)	1,625	1,527,857
Sr. Sec’d. Notes, 144A
3.550%	07/15/24		8,288	7,998,807
5.125%	05/13/25		3,765	3,730,782
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.400%	06/01/30		3,900	3,587,013
4.600%	06/01/32		670	665,619

				99,659,506

Electronics — 0.1%
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
4.000%	04/01/25		4,883	4,825,530
Sensata Technologies BV,
Gtd. Notes, 144A
4.000%	04/15/29	(a)	2,700	2,296,232

SEE NOTES TO FINANCIAL STATEMENTS.
A316

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electronics (cont’d.)
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	(a)		2,310	$1,854,036

					8,975,798

Energy-Alternate Sources — 0.0%
TerraForm Power Operating LLC,
Gtd. Notes, 144A
5.000%	01/31/28	(a)		2,015	1,829,352

Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA (Panama),
Sr. Sec’d. Notes, 144A
4.000%	08/11/41			560	455,220
HTA Group Ltd. (Tanzania),
Gtd. Notes, 144A
7.000%	12/18/25			870	726,669
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
5.500%	07/31/47			11,321	7,732,655

					8,914,544

Entertainment — 0.3%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	07/01/25			1,430	1,378,235
Sr. Unsec’d. Notes, 144A
8.125%	07/01/27	(a)		4,025	3,881,132
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/26			1,165	1,062,109
CDI Escrow Issuer, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	04/01/30	(a)		3,075	2,798,402
Cedar Fair LP,
Gtd. Notes
5.250%	07/15/29	(a)		1,830	1,625,256
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC,
Gtd. Notes
6.500%	10/01/28			770	733,896
Sr. Sec’d. Notes, 144A
5.500%	05/01/25	(a)		1,590	1,545,732
Cirsa Finance International Sarl (Spain),
Sr. Sec’d. Notes, 144A
4.500%	03/15/27		EUR	695	589,943
Everi Holdings, Inc.,
Gtd. Notes, 144A
5.000%	07/15/29			1,320	1,118,664
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
4.125%	04/15/26	(a)		2,550	2,314,158
5.250%	01/15/29	(a)		1,120	1,014,314
6.500%	02/15/25			265	263,420
Lions Gate Capital Holdings LLC,
Gtd. Notes, 144A
5.500%	04/15/29			1,460	1,139,090

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Entertainment (cont’d.)
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
4.750%	10/15/27	(a)	4,425	$3,937,484
Magallanes, Inc.,
Gtd. Notes, 144A
3.755%	03/15/27		2,580	2,421,314
4.054%	03/15/29		1,930	1,769,366
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
4.875%	05/01/29		1,530	1,249,279
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	11/15/27		605	634,986
Raptor Acquisition Corp./Raptor Co-Issuer LLC (Canada),
Sr. Sec’d. Notes, 144A
4.875%	11/01/26	(a)	870	767,767
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	03/01/30	(a)	1,570	1,335,236
Scientific Games International, Inc.,
Gtd. Notes, 144A
7.250%	11/15/29	(a)	3,475	3,289,190
SeaWorld Parks & Entertainment, Inc.,
Gtd. Notes, 144A
5.250%	08/15/29	(a)	2,505	2,122,594
Vail Resorts, Inc.,
Gtd. Notes, 144A
6.250%	05/15/25		725	724,965
WMG Acquisition Corp.,
Sr. Sec’d. Notes, 144A
3.750%	12/01/29	(a)	1,365	1,144,788
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29	(a)	690	540,205

				39,401,525

Environmental Control — 0.0%
GFL Environmental, Inc. (Canada),
Gtd. Notes, 144A
4.000%	08/01/28	(a)	1,635	1,358,522
4.750%	06/15/29	(a)	730	610,227
Madison IAQ LLC,
Sr. Sec’d. Notes, 144A
4.125%	06/30/28	(a)	825	683,467
Sr. Unsec’d. Notes, 144A
5.875%	06/30/29		2,410	1,838,167

				4,490,383

Foods — 0.1%
Agrosuper SA (Chile),
Sr. Unsec’d. Notes, 144A
4.600%	01/20/32	(a)	1,500	1,290,559
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.250%	03/15/26		900	786,724
4.625%	01/15/27		430	384,635

SEE NOTES TO FINANCIAL STATEMENTS.
A317

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Foods (cont’d.)
4.875%	02/15/30		6,330	$5,395,306
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A
7.500%	04/15/25	(a)	1,395	1,286,562
New Albertsons LP,
Sr. Unsec’d. Notes
7.450%	08/01/29		55	54,394

				9,198,180

Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes
5.150%	01/29/50		1,500	1,222,635
Sr. Unsec’d. Notes, 144A
4.200%	01/29/30	(a)	700	624,607
Mercer International, Inc. (Germany),
Sr. Unsec’d. Notes
5.500%	01/15/26	(a)	745	718,530

				2,565,772

Gas — 0.1%
APT Pipelines Ltd. (Australia),
Gtd. Notes, 144A
4.200%	03/23/25		4,550	4,521,977
4.250%	07/15/27		3,146	3,062,474
NiSource, Inc.,
Jr. Sub. Notes
5.650%(ff)	06/15/23	(oo)	815	746,479

				8,330,930

Healthcare-Products — 0.1%
Avantor Funding, Inc.,
Gtd. Notes, 144A
4.625%	07/15/28	(a)	1,565	1,432,846
Baxter International, Inc.,
Sr. Unsec’d. Notes
2.272%	12/01/28		2,530	2,215,005
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		3,510	2,992,189
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29	(a)	5,110	4,247,275
PerkinElmer, Inc.,
Sr. Unsec’d. Notes
1.900%	09/15/28		2,904	2,419,259
2.250%	09/15/31		1,574	1,244,605
3.300%	09/15/29		1,955	1,718,628

				16,269,807

Healthcare-Services — 0.4%
Acadia Healthcare Co., Inc.,
Gtd. Notes, 144A
5.000%	04/15/29	(a)	930	840,250
Akumin, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	11/01/25	(a)	1,480	1,147,002

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Cano Health LLC,
Gtd. Notes, 144A
6.250%	10/01/28	(a)	1,810	$1,485,914
Centene Corp.,
Sr. Unsec’d. Notes
2.625%	08/01/31		1,595	1,279,987
3.000%	10/15/30	(a)	12,420	10,294,204
4.250%	12/15/27		90	84,039
Charles River Laboratories International, Inc.,
Gtd. Notes, 144A
4.000%	03/15/31	(a)	1,505	1,288,763
CHS/Community Health Systems, Inc.,
Gtd. Notes, 144A
6.875%	04/01/28	(a)	680	380,823
Sec’d. Notes, 144A
6.125%	04/01/30	(a)	850	519,168
6.875%	04/15/29	(a)	2,725	1,744,454
Sr. Sec’d. Notes, 144A
5.250%	05/15/30	(a)	1,630	1,244,169
6.000%	01/15/29	(a)	1,250	1,030,095
8.000%	12/15/27	(a)	1,340	1,217,391
Hadrian Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	05/01/26		2,234	2,099,960
HCA, Inc.,
Gtd. Notes
2.375%	07/15/31		1,550	1,196,171
5.625%	09/01/28		330	324,836
5.875%	02/01/29		1,000	1,001,094
Gtd. Notes, 144A
3.125%	03/15/27	(a)	1,760	1,608,662
3.375%	03/15/29		695	610,880
Humana, Inc.,
Sr. Unsec’d. Notes
3.700%	03/23/29		1,280	1,211,610
4.875%	04/01/30		3,098	3,127,637
Molina Healthcare, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	06/15/28	(a)	1,025	918,793
Radiology Partners, Inc.,
Gtd. Notes, 144A
9.250%	02/01/28	(a)	3,345	2,513,831
RP Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A
5.250%	12/15/25	(a)	525	454,923
Select Medical Corp.,
Gtd. Notes, 144A
6.250%	08/15/26		3,875	3,625,130
St. Joseph’s University Medical Center, Inc.,
Sec’d. Notes
4.584%	07/01/27		8,000	7,704,082
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A
10.000%	04/15/27	(a)	1,245	1,219,607
Tenet Healthcare Corp.,
Gtd. Notes, 144A
6.125%	10/01/28	(a)	1,880	1,617,727

SEE NOTES TO FINANCIAL STATEMENTS.
A318

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Sr. Sec’d. Notes, 144A
4.375%	01/15/30	(a)		2,535	$2,153,680
6.125%	06/15/30	(a)		1,500	1,406,106
Sr. Unsec’d. Notes
6.875%	11/15/31			780	703,845
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30			1,555	1,332,892
2.750%	05/15/40			2,044	1,591,747
3.700%	08/15/49			6,656	5,687,127

					64,666,599

Home Builders — 0.0%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
6.250%	09/15/27			825	690,528
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29			1,870	1,425,462
Castle UK Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 5.250%
4.829%(c)	05/15/28		EUR	985	867,151
Sr. Sec’d. Notes, 144A
7.000%	05/15/29		GBP	785	768,868
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.875%	04/15/23			735	732,453

					4,484,462

Home Furnishings — 0.0%
Controladora Mabe SA de CV (Mexico),
Gtd. Notes, 144A
5.600%	10/23/28			1,095	1,113,496

Insurance — 0.3%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Unsec’d. Notes, 144A
10.125%	08/01/26	(a)		2,658	2,596,590
Aflac, Inc.,
Sr. Unsec’d. Notes
3.600%	04/01/30			872	825,110
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
3.900%	04/06/28			7,625	7,554,640
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
Sr. Unsec’d. Notes, 144A
5.875%	11/01/29	(a)		840	697,129
6.750%	10/15/27	(a)		5,140	4,557,211
AmWINS Group, Inc.,
Sr. Unsec’d. Notes, 144A
4.875%	06/30/29	(a)		1,850	1,527,671
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.500%	01/15/51			2,790	1,893,055
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/25			1,790	1,816,395

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
Equitable Holdings, Inc.,
Sr. Unsec’d. Notes
4.350%	04/20/28		8,451	$8,163,886
GTCR AP Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.000%	05/15/27	(a)	2,970	2,790,133
HUB International Ltd.,
Gtd. Notes, 144A
7.000%	05/01/26	(a)	1,920	1,812,894
Sr. Unsec’d. Notes, 144A
5.625%	12/01/29	(a)	5,010	4,197,645
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30		1,512	1,276,462
Ryan Specialty Group LLC,
Sr. Sec’d. Notes, 144A
4.375%	02/01/30		915	796,265

				40,505,086

Internet — 0.1%
Alphabet, Inc.,
Sr. Unsec’d. Notes
2.050%	08/15/50	(a)	4,695	3,155,373
Arches Buyer, Inc.,
Sr. Sec’d. Notes, 144A
4.250%	06/01/28		1,405	1,146,662
Sr. Unsec’d. Notes, 144A
6.125%	12/01/28	(a)	1,810	1,477,404
Match Group Holdings II LLC,
Sr. Unsec’d. Notes, 144A
3.625%	10/01/31	(a)	3,150	2,482,473
4.125%	08/01/30	(a)	3,120	2,624,700
4.625%	06/01/28	(a)	1,675	1,518,468
5.625%	02/15/29	(a)	1,590	1,486,438
Millennium Escrow Corp.,
Sr. Sec’d. Notes, 144A
6.625%	08/01/26		1,230	1,009,617
Netflix, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/29	(a)	2,060	2,076,422
Photo Holdings Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	10/01/26	(a)	3,150	2,378,543
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, EMTN
3.290%	06/03/60		980	652,017
3.840%	04/22/51		790	611,163

				20,619,280

Investment Companies — 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
5.250%	05/15/27		620	548,739
6.250%	05/15/26		700	655,108

				1,203,847

SEE NOTES TO FINANCIAL STATEMENTS.
A319

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Iron/Steel — 0.0%
Allegheny Technologies, Inc.,
Sr. Unsec’d. Notes
5.875%	12/01/27	(a)		2,490	$2,185,627
Carpenter Technology Corp.,
Sr. Unsec’d. Notes
7.625%	03/15/30			1,365	1,259,303
Periama Holdings LLC (India),
Gtd. Notes
5.950%	04/19/26			1,400	1,256,642
TMS International Corp.,
Sr. Unsec’d. Notes, 144A
6.250%	04/15/29			640	467,657

					5,169,229

Leisure Time — 0.1%
Carnival Corp.,
Gtd. Notes, 144A
6.000%	05/01/29			115	80,521
10.500%	06/01/30			1,150	948,407
Sr. Unsec’d. Notes, 144A
5.750%	03/01/27			3,600	2,600,595
Deuce Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	06/15/27		GBP	440	425,040
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26			1,315	1,031,706
Sr. Sec’d. Notes, 144A
5.875%	02/15/27			975	833,630
Sr. Unsec’d. Notes, 144A
7.750%	02/15/29	(a)		795	604,799
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28	(a)		235	170,979
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A
9.125%	06/15/23			180	178,687
Sr. Sec’d. Notes, 144A
10.875%	06/01/23			1,580	1,584,745
Sr. Unsec’d. Notes, 144A
5.375%	07/15/27			2,410	1,750,482
5.500%	08/31/26			2,330	1,712,492
5.500%	04/01/28	(a)		3,435	2,387,116

					14,309,199

Lodging — 0.1%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
4.000%	05/01/31	(a)		3,615	3,002,265
5.750%	05/01/28	(a)		610	582,175
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27			115	108,358
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26			2,032	1,777,259

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Lodging (cont’d.)
Melco Resorts Finance Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
5.375%	12/04/29		485	$292,114
MGM China Holdings Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
4.750%	02/01/27	(a)	1,910	1,350,794
5.875%	05/15/26		295	223,997
MGM Resorts International,
Gtd. Notes
4.750%	10/15/28		705	593,378
6.000%	03/15/23		1,200	1,198,170
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
4.875%	06/18/30		910	663,505
5.400%(cc)	08/08/28		825	634,933
Studio City Finance Ltd. (Macau),
Gtd. Notes, 144A
5.000%	01/15/29		425	213,770
6.500%	01/15/28		200	114,339
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26	(a)	1,590	1,110,692
5.500%	10/01/27	(a)	415	268,707

				12,134,456

Machinery-Construction & Mining — 0.0%
BWX Technologies, Inc.,
Gtd. Notes, 144A
4.125%	04/15/29	(a)	1,475	1,306,920

Machinery-Diversified — 0.0%
Mueller Water Products, Inc.,
Gtd. Notes, 144A
4.000%	06/15/29	(a)	1,550	1,352,819
TK Elevator Holdco GmbH (Germany),
Gtd. Notes, 144A
7.625%	07/15/28	(a)	1,170	1,050,016
TK Elevator US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A
5.250%	07/15/27	(a)	3,550	3,170,360

				5,573,195

Media — 0.7%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.000%	01/15/28	(a)	3,910	3,154,581
5.750%	08/15/29	(a)	1,990	1,596,331
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32		970	785,321
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31	(a)	1,180	968,999
4.250%	01/15/34		970	750,915
4.500%	08/15/30		3,945	3,296,838
4.500%	06/01/33		2,710	2,155,389

SEE NOTES TO FINANCIAL STATEMENTS.
A320

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29		2,528	$2,080,440
2.800%	04/01/31		154	123,391
3.700%	04/01/51		3,379	2,295,616
3.750%	02/15/28		4,670	4,299,460
4.800%	03/01/50		400	316,904
4.908%	07/23/25		7,980	8,000,509
5.375%	05/01/47		260	222,563
6.484%	10/23/45		1,059	1,031,115
Comcast Corp.,
Gtd. Notes
2.650%	02/01/30		8,470	7,564,177
2.887%	11/01/51		3,535	2,528,003
2.937%	11/01/56		646	448,289
3.900%	03/01/38		1,876	1,700,515
CSC Holdings LLC,
Gtd. Notes, 144A
6.500%	02/01/29		4,785	4,352,674
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30	(a)	3,160	2,116,601
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27		940	112,362
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	08/15/27		2,060	1,757,473
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		900	546,912
7.375%	07/01/28	(a)	805	547,531
7.750%	07/01/26	(a)	745	578,214
Sr. Sec’d. Notes, 144A
5.250%	12/01/26	(a)	1,290	1,010,894
5.750%	12/01/28		2,185	1,617,186
GCI LLC,
Sr. Unsec’d. Notes, 144A
4.750%	10/15/28	(a)	4,700	4,078,172
Globo Comunicacao e Participacoes SA (Brazil),
Sr. Unsec’d. Notes
4.875%	01/22/30		3,875	3,038,066
Sr. Unsec’d. Notes, 144A
5.500%	01/14/32		600	468,724
Gray Escrow II, Inc.,
Gtd. Notes, 144A
5.375%	11/15/31	(a)	2,640	2,114,782
Gray Television, Inc.,
Gtd. Notes, 144A
7.000%	05/15/27	(a)	4,050	3,902,813
iHeartCommunications, Inc.,
Gtd. Notes
8.375%	05/01/27	(a)	5,080	4,059,439
LCPR Senior Secured Financing DAC,
Sr. Sec’d. Notes, 144A
5.125%	07/15/29	(a)	2,250	1,886,873
6.750%	10/15/27		1,744	1,625,915

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
5.375%	08/15/27		740	$686,746
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	09/15/26		590	509,527
Scripps Escrow, Inc.,
Gtd. Notes, 144A
5.875%	07/15/27	(a)	3,770	3,300,420
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
3.875%	09/01/31		375	298,615
4.000%	07/15/28	(a)	4,305	3,725,007
4.125%	07/01/30	(a)	1,765	1,473,950
5.500%	07/01/29		1,775	1,628,685
TEGNA, Inc.,
Gtd. Notes
4.625%	03/15/28	(a)	1,505	1,407,574
Townsquare Media, Inc.,
Sr. Sec’d. Notes, 144A
6.875%	02/01/26		3,035	2,739,865
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	05/01/29	(a)	2,835	2,449,801
6.625%	06/01/27		880	839,185
7.375%	06/30/30	(a)	680	664,690
Urban One, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	02/01/28		975	835,340
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes, 144A
5.000%	07/15/30	(a)	525	416,058
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
4.500%	08/15/30	(a)	860	712,168
Virgin Media Vendor Financing Notes IV DAC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.000%	07/15/28	(a)	2,530	2,112,019
VTR Comunicaciones SpA (Chile),
Sr. Sec’d. Notes, 144A
4.375%	04/15/29		1,850	1,265,843
Walt Disney Co. (The),
Gtd. Notes
3.800%	03/22/30	(a)	3,709	3,581,896

				105,781,376

Metal Fabricate/Hardware — 0.0%
Advanced Drainage Systems, Inc.,
Gtd. Notes, 144A
6.375%	06/15/30		730	713,346

Mining — 0.1%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
5.500%	12/15/27		910	862,272
6.125%	05/15/28	(a)	2,470	2,403,892

SEE NOTES TO FINANCIAL STATEMENTS.
A321

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Mining (cont’d.)
Arconic Corp.,
Sec’d. Notes, 144A
6.125%	02/15/28	(a)	1,755	$1,630,405
Compass Minerals International, Inc.,
Gtd. Notes, 144A
6.750%	12/01/27	(a)	335	303,315
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.150%	01/14/30		1,555	1,360,290
3.700%	01/30/50		245	182,826
ERO Copper Corp. (Brazil),
Gtd. Notes, 144A
6.500%	02/15/30		835	671,562
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
4.500%	09/15/27		1,240	1,124,053
5.875%	04/15/30	(a)	1,630	1,481,690
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28	(a)	1,480	1,379,597
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A
6.125%	04/01/29	(a)	690	559,503
Industrias Penoles SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
4.750%	08/06/50		260	206,693
Nexa Resources SA (Brazil),
Gtd. Notes
5.375%	05/04/27		200	185,751
6.500%	01/18/28		1,100	1,053,706
Novelis Corp.,
Gtd. Notes, 144A
4.750%	01/30/30	(a)	1,600	1,330,531

				14,736,086

Miscellaneous Manufacturing — 0.0%
Hillenbrand, Inc.,
Gtd. Notes
3.750%	03/01/31	(a)	2,780	2,262,921
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
4.250%	09/15/27		2,040	2,029,334
4.500%	09/15/29		1,390	1,383,037

				5,675,292

Oil & Gas — 0.8%
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A
8.250%	02/15/26		1,510	1,468,713
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A
2.875%	01/15/26		1,390	1,315,234
Apache Corp.,
Sr. Unsec’d. Notes
6.000%	01/15/37		95	87,705

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.500%	02/01/26		480	$457,900
5.875%	02/01/29		615	579,853
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	08/01/24	(a)	770	749,354
Comstock Resources, Inc.,
Gtd. Notes, 144A
5.875%	01/15/30	(a)	885	765,644
6.750%	03/01/29	(a)	2,770	2,487,318
Cosan Overseas Ltd. (Brazil),
Gtd. Notes
8.250%	08/05/22	(oo)	620	617,801
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26		3,818	3,726,430
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
4.625%	11/02/31		1,970	1,495,762
5.875%	05/28/45		4,325	2,948,258
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28		1,435	1,366,862
6.625%	07/15/25	(a)	725	729,391
Gulfport Energy Operating Corp.,
Gtd. Notes, 144A
8.000%	05/17/26		1,085	1,069,109
Hess Corp.,
Sr. Unsec’d. Notes
7.125%	03/15/33		315	350,402
7.300%	08/15/31		460	514,784
7.875%	10/01/29		129	148,439
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29		1,150	1,003,716
6.000%	04/15/30		610	537,092
6.000%	02/01/31	(a)	620	536,685
6.250%	04/15/32		590	515,820
Independence Energy Finance LLC,
Gtd. Notes, 144A
7.250%	05/01/26	(a)	2,750	2,503,390
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes
3.500%	04/14/33		3,750	2,707,277
5.750%	04/19/47		2,715	2,087,486
6.375%	10/24/48		255	213,090
Kosmos Energy Ltd. (Ghana),
Gtd. Notes
7.125%	04/04/26		800	675,651
Leviathan Bond Ltd. (Israel),
Sr. Sec’d. Notes, 144A
6.125%	06/30/25		1,500	1,413,719
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.,
Gtd. Notes, 144A
6.000%	08/01/26		4,055	3,809,390

SEE NOTES TO FINANCIAL STATEMENTS.
A322

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Oasis Petroleum, Inc.,
Gtd. Notes, 144A
6.375%	06/01/26			1,240	$1,147,362
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.200%	03/15/40			380	376,116
6.625%	09/01/30	(a)		1,000	1,030,216
7.500%	05/01/31			2,112	2,275,680
7.875%	09/15/31			1,700	1,866,019
7.950%	06/15/39			340	384,200
8.000%	07/15/25	(a)		600	632,463
8.500%	07/15/27	(a)		515	566,772
8.875%	07/15/30	(a)		1,335	1,534,577
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
5.625%	05/20/43			1,225	1,133,057
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.500%	06/10/51	(a)		1,060	802,345
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
5.375%	04/12/27	(d)		5,670	396,900
6.000%	05/16/24	(d)		19,015	983,214
6.000%	11/15/26	(d)		6,600	312,157
9.000%	11/17/21	(d)		37,670	2,028,874
9.750%	05/17/35	(d)		1,875	125,564
12.750%	02/17/22	(d)		5,195	325,127
Sr. Sec’d. Notes
8.500%	10/27/20	(d)		2,475	435,862
Sr. Sec’d. Notes, 144A
8.500%	10/27/20	(d)		1,076	189,402
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.500%	01/23/26			4,675	4,049,791
5.625%	01/23/46			1,000	574,875
6.500%	03/13/27			3,375	2,929,765
6.500%	06/02/41			20,352	12,776,844
Gtd. Notes, Series 2013-2
7.190%	09/12/24		MXN	3,700	168,123
Qatar Energy (Qatar),
Sr. Unsec’d. Notes, 144A
2.250%	07/12/31			1,330	1,136,864
3.125%	07/12/41			2,565	2,013,474
Range Resources Corp.,
Gtd. Notes
8.250%	01/15/29	(a)		1,525	1,561,044
Reliance Industries Ltd. (India),
Sr. Unsec’d. Notes
3.667%	11/30/27			6,300	6,104,140
Rockcliff Energy II LLC,
Sr. Unsec’d. Notes, 144A
5.500%	10/15/29	(a)		995	905,435
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
3.500%	04/16/29			1,100	1,048,710
4.250%	04/16/39			3,200	2,953,802

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32	(a)	1,110	$949,490
8.375%	09/15/28		1,180	1,244,805
Thaioil Treasury Center Co. Ltd. (Thailand),
Gtd. Notes, 144A, MTN
3.500%	10/17/49		610	393,873
Gtd. Notes, EMTN
3.500%	10/17/49		3,875	2,502,064
Vermilion Energy, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	05/01/30		1,635	1,463,733
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.650%	03/05/25		5,470	5,373,753
3.700%	09/15/26		4,368	4,208,913
3.700%	03/15/28		4,889	4,560,494

				110,348,174

Oil & Gas Services — 0.0%
Archrock Partners LP/Archrock Partners Finance Corp.,
Gtd. Notes, 144A
6.875%	04/01/27		645	586,946
Exterran Energy Solutions LP/EES Finance Corp.,
Gtd. Notes
8.125%	05/01/25	(a)	735	696,473
USA Compression Partners LP/USA Compression Finance Corp.,
Gtd. Notes
6.875%	09/01/27		925	820,937

				2,104,356

Packaging & Containers — 0.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
Sr. Sec’d. Notes, 144A
6.000%	06/15/27	(a)	1,890	1,869,840
Sr. Unsec’d. Notes, 144A
4.000%	09/01/29	(a)	3,945	3,163,504
Cascades, Inc./Cascades USA, Inc. (Canada),
Gtd. Notes, 144A
5.125%	01/15/26	(a)	1,125	1,067,537
5.375%	01/15/28		2,275	1,961,368
Crown Cork & Seal Co., Inc.,
Gtd. Notes
7.375%	12/15/26		100	102,096
Graphic Packaging International LLC,
Gtd. Notes, 144A
3.750%	02/01/30	(a)	1,290	1,097,119
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A
8.500%	04/15/24		1,295	1,275,134
Pactiv LLC,
Sr. Unsec’d. Notes
7.950%	12/15/25		235	205,343
Sealed Air Corp.,
Gtd. Notes, 144A
5.000%	04/15/29		1,095	1,036,332

SEE NOTES TO FINANCIAL STATEMENTS.
A323

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Packaging & Containers (cont’d.)
6.875%	07/15/33		515	$523,283
Trivium Packaging Finance BV (Netherlands),
Gtd. Notes, 144A
8.500%	08/15/27	(a)	3,265	3,076,020

				15,377,576

Pharmaceuticals — 0.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26		7,061	6,692,705
3.200%	11/21/29		6,050	5,562,580
3.800%	03/15/25	(a)	3,630	3,605,046
4.250%	11/14/28	(a)	15,126	14,953,515
4.250%	11/21/49		1,750	1,551,146
4.550%	03/15/35		1,281	1,247,882
4.875%	11/14/48		5,225	5,034,650
Astrazeneca Finance LLC (United Kingdom),
Gtd. Notes
1.750%	05/28/28		3,127	2,758,574
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
7.250%	05/30/29		1,005	545,386
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
1.957%	02/11/31	(a)	4,646	3,757,850
2.823%	05/20/30	(a)	6,381	5,609,373
3.700%	06/06/27	(a)	10,453	10,118,232
3.794%	05/20/50		3,092	2,554,749
4.685%	12/15/44		362	335,355
BellRing Brands, Inc.,
Gtd. Notes, 144A
7.000%	03/15/30	(a)	1,735	1,634,912
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.750%	09/15/25		4,126	4,078,997
4.500%	11/15/44		877	748,992
4.900%	09/15/45		4,265	3,877,159
Cigna Corp.,
Gtd. Notes
3.400%	03/01/27		590	567,329
4.500%	02/25/26		6,280	6,362,716
CVS Health Corp.,
Sr. Unsec’d. Notes
1.300%	08/21/27	(a)	10,044	8,656,391
3.625%	04/01/27		8,470	8,249,237
5.050%	03/25/48		1,604	1,534,633
5.125%	07/20/45		170	164,114
Eli Lilly & Co.,
Sr. Unsec’d. Notes
2.250%	05/15/50	(a)	1,380	974,719
Health & Happiness H&H International Holdings Ltd. (China),
Sec’d. Notes
5.625%	10/24/24		1,400	1,218,576
Option Care Health, Inc.,
Gtd. Notes, 144A
4.375%	10/31/29		1,105	947,583

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	(a)	1,170	$1,035,389
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
4.750%	05/09/27		1,725	1,476,341
6.750%	03/01/28		935	869,414
7.125%	01/31/25		3,860	3,763,062

				110,486,607

Pipelines — 0.7%
Boardwalk Pipelines LP,
Gtd. Notes
3.375%	02/01/23		1,598	1,593,472
3.400%	02/15/31		2,075	1,771,890
4.450%	07/15/27		1,610	1,560,964
5.950%	06/01/26		8,252	8,546,515
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
3.700%	11/15/29		4,337	3,978,771
5.125%	06/30/27		1,344	1,349,711
Cheniere Energy Partners LP,
Gtd. Notes, 144A
3.250%	01/31/32	(a)	3,550	2,798,309
DCP Midstream LP,
Jr. Sub. Notes, Series A
7.375%(ff)	12/15/22	(a)(oo)	1,090	965,247
DCP Midstream Operating LP,
Gtd. Notes
5.625%	07/15/27	(a)	1,280	1,241,292
8.125%	08/16/30		750	796,175
Gtd. Notes, 144A
6.450%	11/03/36		1,150	1,098,114
6.750%	09/15/37		1,035	984,002
Energy Transfer LP,
Sr. Unsec’d. Notes
2.900%	05/15/25		1,663	1,582,270
4.500%	04/15/24		1,437	1,438,424
5.000%	05/15/50		822	699,347
5.875%	01/15/24		3,115	3,174,794
6.000%	06/15/48		5,882	5,528,775
Gray Oak Pipeline LLC,
Sr. Unsec’d. Notes, 144A
2.000%	09/15/23		412	400,396
2.600%	10/15/25		1,270	1,187,489
3.450%	10/15/27		527	487,659
Kinder Morgan, Inc.,
Gtd. Notes, 144A
5.625%	11/15/23		1,555	1,582,954
Kinetik Holdings LP,
Gtd. Notes, 144A
5.875%	06/15/30	(a)	6,220	5,930,696
NGL Energy Operating LLC/NGL Energy Finance Corp.,
Sr. Sec’d. Notes, 144A
7.500%	02/01/26		1,710	1,538,913

SEE NOTES TO FINANCIAL STATEMENTS.
A324

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
NuStar Logistics LP,
Gtd. Notes
5.750%	10/01/25	(a)	735	$687,326
6.000%	06/01/26	(a)	1,040	963,008
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.500%	05/15/30	(a)	762	732,010
5.000%	03/15/27		11,446	11,493,491
5.750%	05/15/24		3,260	3,325,295
5.875%	06/30/26		218	225,231
Summit Midstream Partners LP,
Jr. Sub. Notes, Series A
9.500%	12/15/22	(d)(oo)	63	44,861
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	01/15/28		1,175	999,068
6.000%	03/01/27	(a)	1,530	1,365,893
6.000%	12/31/30	(a)	965	807,436
7.500%	10/01/25	(a)	1,755	1,704,830
Targa Resources Corp.,
Gtd. Notes
4.950%	04/15/52		1,560	1,340,729
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.000%	01/15/32		1,100	943,325
4.875%	02/01/31		310	282,792
5.500%	03/01/30		6,295	5,993,847
6.500%	07/15/27	(a)	1,920	1,962,267
6.875%	01/15/29		480	489,880
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
3.250%	05/15/30		1,367	1,227,646
4.000%	03/15/28		3,241	3,145,874
4.600%	03/15/48		504	460,249
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	(a)	990	867,956
3.875%	11/01/33		1,260	1,039,245
4.125%	08/15/31		1,275	1,095,075
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	06/15/27		4,840	4,628,408
3.900%	01/15/25		3,182	3,145,720
4.000%	09/15/25		1,191	1,173,492
4.300%	03/04/24		505	506,904
5.100%	09/15/45		5,340	4,975,083
5.400%	03/04/44		400	381,246

				106,244,366

Real Estate — 0.1%
Country Garden Holdings Co. Ltd. (China),
Sr. Sec’d. Notes
3.300%	01/12/31		1,500	617,132
8.000%	01/27/24	(a)	1,000	657,760
Cushman & Wakefield US Borrower LLC,
Sr. Sec’d. Notes, 144A
6.750%	05/15/28		2,075	1,928,089

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate (cont’d.)
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.125%	02/01/29	(a)	1,735	$1,344,156
5.375%	08/01/28	(a)	2,730	2,287,875
Shimao Group Holdings Ltd. (China),
Sr. Unsec’d. Notes
3.450%	01/11/31		1,560	160,977

				6,995,989

Real Estate Investment Trusts (REITs) — 0.8%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
1.875%	02/01/33		6,050	4,551,035
3.375%	08/15/31		3,870	3,415,301
3.950%	01/15/27		4,544	4,483,160
American Finance Trust, Inc./American Finance Operating Partner LP,
Gtd. Notes, 144A
4.500%	09/30/28		1,505	1,189,478
Apollo Commercial Real Estate Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	06/15/29		2,410	1,801,116
Boston Properties LP,
Sr. Unsec’d. Notes
2.750%	10/01/26		7,550	7,034,414
3.650%	02/01/26		5,893	5,721,743
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.650%	06/15/24		2,239	2,207,634
3.850%	02/01/25		2,265	2,229,988
3.900%	03/15/27		7,263	6,955,244
4.050%	07/01/30		1,960	1,766,301
4.125%	06/15/26		4,223	4,131,523
4.125%	05/15/29		4,519	4,205,198
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.100%	04/01/31		9,350	7,422,523
2.250%	01/15/31		1,821	1,477,840
2.900%	03/15/27		1,020	943,805
Essex Portfolio LP,
Gtd. Notes
3.625%	05/01/27		2,859	2,764,172
3.875%	05/01/24		553	551,207
Extra Space Storage LP,
Gtd. Notes
2.350%	03/15/32	(a)	5,475	4,357,638
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
3.350%	09/01/24		1,198	1,150,940
HAT Holdings I LLC/HAT Holdings II LLC,
Gtd. Notes, 144A
6.000%	04/15/25	(a)	1,025	988,407
Healthcare Realty Trust, Inc.,
Sr. Unsec’d. Notes
2.050%	03/15/31		1,675	1,313,402
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/31		630	542,687

SEE NOTES TO FINANCIAL STATEMENTS.
A325

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
3.250%	07/15/26		642	$616,004
3.500%	07/15/29		719	662,633
Highwoods Realty LP,
Sr. Unsec’d. Notes
4.125%	03/15/28		1,586	1,516,432
Kilroy Realty LP,
Gtd. Notes
4.375%	10/01/25		4,284	4,221,386
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
5.750%	02/01/27	(a)	695	716,980
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A
4.875%	05/15/29	(a)	585	503,165
Realty Income Corp.,
Sr. Unsec’d. Notes
3.950%	08/15/27		2,331	2,278,192
4.600%	02/06/24		8,075	8,143,484
4.875%	06/01/26		1,030	1,050,196
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes
4.750%	10/15/27	(a)	895	795,255
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.875%	02/15/27		1,840	1,682,411
SBA Tower Trust,
Asset-Backed, 144A
1.631%	05/15/51		1,885	1,686,195
2.836%	01/15/50		3,865	3,730,048
Service Properties Trust,
Gtd. Notes
7.500%	09/15/25	(a)	1,083	1,000,662
Sr. Unsec’d. Notes
4.350%	10/01/24		2,200	1,787,081
Simon Property Group LP,
Sr. Unsec’d. Notes
3.300%	01/15/26	(a)	1,138	1,100,258
3.500%	09/01/25		2,789	2,725,695
3.800%	07/15/50	(a)	3,412	2,733,040
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes
4.750%	03/15/25		625	580,766
Sr. Unsec’d. Notes, 144A
4.375%	01/15/27	(a)	1,210	1,054,428
XHR LP,
Sr. Sec’d. Notes, 144A
4.875%	06/01/29		1,500	1,288,612

				111,077,679

Retail — 0.3%
At Home Group, Inc.,
Gtd. Notes, 144A
7.125%	07/15/29		1,165	659,497

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (cont’d.)
Bath & Body Works, Inc.,
Gtd. Notes
6.694%	01/15/27		1,275	$1,180,621
Gtd. Notes, 144A
6.625%	10/01/30		1,005	868,064
9.375%	07/01/25		1,691	1,714,171
Sr. Unsec’d. Notes
6.950%	03/01/33	(a)	1,900	1,505,146
Carvana Co.,
Gtd. Notes, 144A
5.625%	10/01/25	(a)	1,005	771,656
10.250%	05/01/30	(a)	885	725,190
Dave & Buster’s, Inc.,
Sr. Sec’d. Notes, 144A
7.625%	11/01/25	(a)	2,140	2,119,303
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.750%	02/07/25	(a)	2,055	1,940,593
8.500%	10/30/25		3,910	3,787,374
Ferrellgas LP/Ferrellgas Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.375%	04/01/26	(a)	3,425	2,974,877
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.375%	03/15/51		2,638	1,782,116
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/29		1,780	1,362,292
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.350%	04/01/27		355	341,907
3.750%	04/01/32	(a)	1,515	1,405,961
LSF9 Atlantis Holdings LLC/Victra Finance Corp.,
Sr. Sec’d. Notes, 144A
7.750%	02/15/26	(a)	1,655	1,407,435
Papa John’s International, Inc.,
Gtd. Notes, 144A
3.875%	09/15/29	(a)	4,417	3,632,257
PetSmart, Inc./PetSmart Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/29	(a)	4,805	4,335,038
Sr. Sec’d. Notes, 144A
4.750%	02/15/28	(a)	2,085	1,801,527
Ross Stores, Inc.,
Sr. Unsec’d. Notes
0.875%	04/15/26	(a)	1,301	1,151,571
1.875%	04/15/31	(a)	4,501	3,562,378
Specialty Building Products Holdings LLC/SBP Finance Corp.,
Sr. Sec’d. Notes, 144A
6.375%	09/30/26		1,430	1,186,468
SRS Distribution, Inc.,
Gtd. Notes, 144A
6.000%	12/01/29		2,175	1,706,148
Staples, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/15/26		3,720	3,084,788

SEE NOTES TO FINANCIAL STATEMENTS.
A326

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (cont’d.)
Sr. Unsec’d. Notes, 144A
10.750%	04/15/27		1,300	$860,519
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
1.600%	05/15/31	(a)	1,881	1,516,510
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
5.350%	11/01/43		1,143	953,844
6.875%	11/15/37	(a)	374	379,686
Sr. Unsec’d. Notes, 144A
4.750%	01/15/30		520	472,380

				49,189,317

Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A, MTN
2.972%(ff)	02/16/28		3,070	2,811,382

Semiconductors — 0.1%
Entegris Escrow Corp.,
Sr. Unsec’d. Notes, 144A
5.950%	06/15/30		6,710	6,393,865
Micron Technology, Inc.,
Sr. Unsec’d. Notes
4.185%	02/15/27		1,355	1,325,082
NXP BV/NXP Funding LLC (China),
Gtd. Notes
5.350%	03/01/26		2,008	2,051,277
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes
2.700%	05/01/25	(a)	357	339,837
3.150%	05/01/27	(a)	733	681,915
TSMC Global Ltd. (Taiwan),
Gtd. Notes, 144A
1.000%	09/28/27		7,100	6,107,415

				16,899,391

Software — 0.2%
Black Knight InfoServ LLC,
Gtd. Notes, 144A
3.625%	09/01/28	(a)	1,185	1,029,127
Boxer Parent Co., Inc.,
Sec’d. Notes, 144A
9.125%	03/01/26		805	751,092
Central Parent, Inc./Central Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	06/15/29	(a)	2,270	2,185,453
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A
4.875%	07/01/29	(a)	1,095	898,887
Sr. Sec’d. Notes, 144A
3.875%	07/01/28		1,525	1,282,064
Elastic NV,
Sr. Unsec’d. Notes, 144A
4.125%	07/15/29		855	714,874
Fair Isaac Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	06/15/28	(a)	5,375	4,759,349

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Software (cont’d.)
5.250%	05/15/26	(a)	1,195	$1,175,813
Minerva Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	02/15/30	(a)	3,705	3,091,520
MSCI, Inc.,
Gtd. Notes, 144A
3.250%	08/15/33	(a)	2,740	2,186,384
3.625%	09/01/30	(a)	350	291,865
4.000%	11/15/29	(a)	670	594,433
Oracle Corp.,
Sr. Unsec’d. Notes
2.300%	03/25/28		2,614	2,250,128
Playtika Holding Corp.,
Gtd. Notes, 144A
4.250%	03/15/29	(a)	2,160	1,795,424
ROBLOX Corp.,
Sr. Unsec’d. Notes, 144A
3.875%	05/01/30	(a)	3,490	2,827,843
Twilio, Inc.,
Gtd. Notes
3.875%	03/15/31	(a)	2,225	1,827,281
Workday, Inc.,
Sr. Unsec’d. Notes
3.500%	04/01/27		1,045	1,001,137
3.700%	04/01/29		830	777,945
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.,
Gtd. Notes, 144A
3.875%	02/01/29		2,416	2,023,397

				31,464,016

Telecommunications — 0.8%
Altice France Holding SA (Luxembourg),
Gtd. Notes, 144A
6.000%	02/15/28	(a)	2,680	1,848,351
Altice France SA (France),
Sr. Sec’d. Notes, 144A
5.125%	07/15/29		3,985	3,006,776
5.500%	01/15/28		900	715,437
5.500%	10/15/29		1,395	1,068,654
AT&T, Inc.,
Sr. Unsec’d. Notes
2.300%	06/01/27		3,431	3,133,554
2.750%	06/01/31		2,897	2,503,553
4.300%	02/15/30		1,929	1,883,761
Axtel SAB de CV (Mexico),
Gtd. Notes, 144A
6.375%	11/14/24		800	703,881
Bharti Airtel Ltd. (India),
Sr. Unsec’d. Notes, 144A
3.250%	06/03/31	(a)	2,130	1,803,002
C&W Senior Financing DAC (Panama),
Sr. Unsec’d. Notes, 144A
6.875%	09/15/27		1,750	1,570,722
Connect Finco Sarl/Connect US Finco LLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.750%	10/01/26		1,745	1,559,476

SEE NOTES TO FINANCIAL STATEMENTS.
A327

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
Crown Castle Towers LLC,
Asset-Backed, 144A
3.663%	05/15/45		4,425	$4,327,735
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36		855	646,337
Globe Telecom, Inc. (Philippines),
Sr. Unsec’d. Notes
3.000%	07/23/35		2,300	1,671,674
Hughes Satellite Systems Corp.,
Gtd. Notes
6.625%	08/01/26	(a)	2,430	2,126,633
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
6.500%	10/15/26	(a)	1,210	1,088,619
7.000%	10/15/28	(a)	1,335	1,166,880
Level 3 Financing, Inc.,
Gtd. Notes, 144A
3.625%	01/15/29		940	721,410
4.625%	09/15/27		1,225	1,053,203
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, 144A
4.500%	01/15/29		370	276,100
Maxar Technologies, Inc.,
Sr. Sec’d. Notes, 144A
7.750%	06/15/27		1,915	1,905,064
NBN Co. Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, MTN
2.625%	05/05/31		3,525	3,004,093
NTT Finance Corp. (Japan),
Gtd. Notes, 144A
1.591%	04/03/28		5,585	4,852,412
2.065%	04/03/31		800	669,911
Ooredoo International Finance Ltd. (Qatar),
Gtd. Notes, 144A, MTN
2.625%	04/08/31		1,095	952,747
Oztel Holdings SPC Ltd. (Oman),
Sr. Sec’d. Notes
6.625%	04/24/28		2,950	2,969,326
Rogers Communications, Inc. (Canada),
Gtd. Notes, 144A
3.200%	03/15/27		2,325	2,206,794
3.800%	03/15/32		2,200	2,014,801
4.550%	03/15/52		1,065	939,112
Sable International Finance Ltd. (Chile),
Sr. Sec’d. Notes, 144A
5.750%	09/07/27	(a)	1,350	1,233,894
SmarTone Finance Ltd. (Hong Kong),
Gtd. Notes
3.875%	04/08/23		1,000	996,259
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	(a)	4,270	4,499,448
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24	(a)	395	406,279

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
Telefonica Celular del Paraguay SA (Paraguay),
Sr. Unsec’d. Notes, 144A
5.875%	04/15/27		1,840	$1,693,052
Telesat Canada/Telesat LLC (Canada),
Gtd. Notes, 144A
6.500%	10/15/27		1,200	514,441
T-Mobile USA, Inc.,
Gtd. Notes
2.625%	02/15/29	(a)	535	449,876
2.875%	02/15/31	(a)	1,180	979,551
Gtd. Notes, 144A
3.500%	04/15/31	(a)	1,470	1,262,575
Sr. Sec’d. Notes
3.750%	04/15/27		9,280	8,927,179
3.875%	04/15/30		8,985	8,388,671
United States Cellular Corp.,
Sr. Unsec’d. Notes
6.700%	12/15/33	(a)	645	618,099
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.100%	03/22/28		2,614	2,321,745
2.550%	03/21/31	(a)	4,100	3,506,369
2.987%	10/30/56		5,137	3,568,126
3.550%	03/22/51		3,815	3,058,670
4.329%	09/21/28		3,781	3,763,095
Viasat, Inc.,
Sr. Sec’d. Notes, 144A
5.625%	04/15/27		710	616,854
Viavi Solutions, Inc.,
Gtd. Notes, 144A
3.750%	10/01/29	(a)	865	727,515
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
4.750%	07/15/31	(a)	4,775	3,921,646
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.875%	06/19/49		508	467,142
5.000%	05/30/38		3,678	3,521,712
5.250%	05/30/48		4,235	4,026,913
VTR Comunicaciones SpA (Chile),
Sr. Sec’d. Notes, 144A
5.125%	01/15/28	(a)	650	469,841

				112,328,970

Toys/Games/Hobbies — 0.0%
Hasbro, Inc.,
Sr. Unsec’d. Notes
3.550%	11/19/26		2,296	2,193,932

Transportation — 0.0%
Empresa de los Ferrocarriles del Estado (Chile),
Sr. Unsec’d. Notes
3.068%	08/18/50		1,770	1,059,700
Empresa de Transporte de Pasajeros Metro SA (Chile),
Sr. Unsec’d. Notes, 144A
3.693%	09/13/61		525	345,070
4.700%	05/07/50		1,545	1,293,515

SEE NOTES TO FINANCIAL STATEMENTS.
A328

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Transportation (cont’d.)
FedEx Corp.,
Gtd. Notes
2.400%	05/15/31		3,846	$3,241,192
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34		438	430,841

				6,370,318

Trucking & Leasing — 0.0%
SMBC Aviation Capital Finance DAC (Ireland),
Gtd. Notes, 144A
3.000%	07/15/22	(a)	4,445	4,445,468

Water — 0.0%
Manila Water Co., Inc. (Philippines),
Sr. Unsec’d. Notes
4.375%	07/30/30		2,100	1,927,542
Solaris Midstream Holdings LLC,
Gtd. Notes, 144A
7.625%	04/01/26	(a)	1,235	1,171,140

				3,098,682

TOTAL CORPORATE BONDS (cost $2,253,841,148)				1,948,343,218

MUNICIPAL BONDS — 0.0%
Colorado — 0.0%
Colorado Health Facilities Authority, Taxable, Revenue Bonds, Series B
4.480%	12/01/40		7,015	6,186,575

Pennsylvania — 0.0%
Pocono Mountains Industrial Park Authority, Taxable, Revenue Bonds
5.050%	08/15/49		205	209,526

TOTAL MUNICIPAL BONDS (cost $7,220,000)				6,396,101

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.3%
Angel Oak Mortgage Trust,
Series 2020-03, Class A1, 144A
1.691%(cc)	04/25/65		968	924,202
Series 2021-01, Class A2, 144A
1.115%(cc)	01/25/66		2,230	2,057,123
Series 2021-03, Class A1, 144A
1.068%(cc)	05/25/66		2,129	1,928,040
Series 2021-04, Class A3, 144A
1.446%(cc)	01/20/65		1,828	1,510,923
Series 2021-06, Class A2, 144A
1.581%(cc)	09/25/66		2,334	1,959,272
Series 2021-06, Class A3, 144A
1.714%(cc)	09/25/66		2,103	1,737,743
Angel Oak Mortgage Trust I LLC,
Series 2019-02, Class A1, 144A
3.628%(cc)	03/25/49		197	196,293
CIM Trust,
Series 2020-INV01, Class A2, 144A
2.500%(cc)	04/25/50		2,914	2,569,905

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2021-INV01, Class A29, 144A
2.500%(cc)	07/01/51	3,570	$2,965,208
Citigroup Mortgage Loan Trust, Inc.,
Series 2020-EXP02, Class A3, 144A
2.500%(cc)	08/25/50	3,006	2,636,010
COLT Mortgage Loan Trust,
Series 2020-03, Class A1, 144A
1.506%(cc)	04/27/65	393	376,289
Series 2021-01, Class A1, 144A
0.910%(cc)	06/25/66	2,709	2,395,307
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1M1, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
1.926%(c)	12/25/41	1,659	1,623,767
Series 2022-R03, Class 1M1, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
3.026%(c)	03/25/42	3,171	3,114,976
Credit Suisse Mortgage Trust,
Series 2014-03R, Class 2A1, 144A
0.000%(cc)	05/27/37	183	179,492
Deephaven Residential Mortgage Trust,
Series 2021-02, Class A1, 144A
0.899%(cc)	04/25/66	1,158	1,022,616
Series 2021-02, Class A2, 144A
1.209%(cc)	04/25/66	1,088	995,603
Series 2021-04, Class A1, 144A
1.931%(cc)	11/25/66	6,396	5,869,908
Ellington Financial Mortgage Trust,
Series 2020-02, Class A1, 144A
1.178%(cc)	10/25/65	1,676	1,613,527
Series 2021-02, Class A1, 144A
0.931%(cc)	06/25/66	1,542	1,393,744
Series 2021-02, Class A2, 144A
1.085%(cc)	06/25/66	2,075	1,865,456
Series 2021-03, Class A1, 144A
1.241%(cc)	09/25/66	2,092	1,837,538
Series 2021-03, Class A2, 144A
1.396%(cc)	09/25/66	2,136	1,875,374
Fannie Mae Connecticut Avenue Securities,
Series 2017-C02, Class 2ED3, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
2.974%(c)	09/25/29	290	288,114
Series 2017-C04, Class 2ED2, 1 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
2.724%(c)	11/25/29	5,443	5,380,769
Series 2017-C06, Class 2ED1, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
2.624%(c)	02/25/30	103	102,480
Fannie Mae Interest Strips,
Series 319, Class 2, IO
6.500%	02/25/32	1	280
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2021-DNA02, Class M1, 144A, 30 Day Average SOFR + 0.800% (Cap N/A, Floor 0.000%)
1.726%(c)	08/25/33	1,107	1,100,088

SEE NOTES TO FINANCIAL STATEMENTS.
A329

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
2.726%(c)	11/25/41	5,830	$5,250,413
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA06, Class M1, 144A, 30 Day Average SOFR + 0.900% (Cap N/A, Floor 0.000%)
1.826%(c)	12/25/50	3	3,126
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
2.426%(c)	10/25/41	2,765	2,524,171
Series 2021-HQA01, Class M1, 144A, 30 Day Average SOFR + 0.700% (Cap N/A, Floor 0.000%)
1.626%(c)	08/25/33	379	375,576
Series 2022-HQA01, Class M1A, 144A, 30 Day Average SOFR +
2.100% (Cap N/A, Floor 0.000%)
3.026%(c)	03/25/42	5,897	5,846,119
Flagstar Mortgage Trust,
Series 2018-03INV, Class B3, 144A
4.480%(cc)	05/25/48	7,809	7,159,379
Freddie Mac REMICS,
Series 4977, Class IO, IO
4.500%	05/25/50	1,842	288,373
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)
3.326%(c)	02/25/42	5,980	5,517,561
Series 2022-DNA05, Class M1A, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 0.000%)
3.729%(c)	06/25/42	6,630	6,634,055
Freddie Mac Structured Agency Credit Risk REMIC Trust,
Series 2022-DNA03, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
2.926%(c)	04/25/42	6,750	6,644,346
Freddie Mac Whole Loan Securities Trust,
Series 2017-SC01, Class M1, 144A
3.653%(cc)	12/25/46	1,513	1,477,744
FWD Securitization Trust,
Series 2020-INV01, Class A1, 144A
2.240%(cc)	01/25/50	1,216	1,179,073
Galton Funding Mortgage Trust,
Series 2018-01, Class A23, 144A
3.500%(cc)	11/25/57	441	421,074
Series 2018-02, Class A22, 144A
4.000%(cc)	10/25/58	427	419,257
GCAT Trust,
Series 2021-NQM04, Class A3, 144A
1.556%(cc)	08/25/66	1,329	1,156,997
Government National Mortgage Assoc.,
Series 2011-41, Class AI, IO
4.500%	12/20/39	1	4
Series 2012-94, Class BI, IO
4.000%	05/20/37	241	3,064
Series 2013-24, Class OI, IO
4.000%	02/20/43	279	39,664
Series 2013-82, Class IG, IO
3.500%	05/20/43	872	144,230

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2018-08, Class DA
3.000%	11/20/47	291	$282,359
Series 2022-63, Class LM
3.500%	10/20/50	2,005	1,887,011
GS Mortgage-Backed Securities Corp. Trust,
Series 2021-PJ05, Class A4, 144A
2.500%(cc)	10/25/51	7,787	6,514,340
GS Mortgage-Backed Securities Trust,
Series 2014-EB01A, Class 2A1, 144A
1.957%(cc)	07/25/44	53	53,378
Series 2020-INV01, Class A14, 144A
2.946%(cc)	10/25/50	2,206	1,992,131
Series 2021-GR01, Class A4, 144A
2.500%(cc)	11/25/51	2,785	2,314,877
Series 2021-GR02, Class A4, 144A
2.500%(cc)	02/25/52	2,873	2,381,746
Series 2021-HP01, Class A6, 144A
2.500%(cc)	01/25/52	4,845	4,418,955
Homeward Opportunities Fund I Trust,
Series 2020-02, Class A1, 144A
1.657%(cc)	05/25/65	255	253,126
JPMorgan Mortgage Trust,
Series 2019-INV02, Class A3, 144A
3.500%(cc)	02/25/50	444	426,677
Series 2019-INV03, Class A3, 144A
3.500%(cc)	05/25/50	952	907,925
Series 2020-INV01, Class A11, 144A, 1 Month LIBOR + 0.830% (Cap 6.000%, Floor 0.000%)
1.836%(c)	08/25/50	462	441,853
Series 2020-INV01, Class A3, 144A
3.500%(cc)	08/25/50	768	729,138
Series 2020-INV02, Class A13, 144A
3.000%(cc)	10/25/50	1,051	974,094
Series 2020-LTV01, Class A3, 144A
3.500%(cc)	06/25/50	284	279,664
Mello Mortgage Capital Acceptance,
Series 2021-INV04, Class A15, 144A
2.500%(cc)	12/25/51	8,747	7,288,481
New Residential Mortgage Loan Trust,
Series 2020-NQM01, Class A1, 144A
2.464%(cc)	01/26/60	993	953,862
Series 2020-NQM02, Class A1, 144A
1.650%(cc)	05/24/60	533	512,804
OBX Trust,
Series 2020-EXP03, Class 1A8, 144A
3.000%(cc)	01/25/60	868	823,931
Series 2021-INV03, Class A19, 144A
2.500%(cc)	10/25/51	4,201	3,485,575
Series 2021-NQM1, Class A1, 144A
1.072%(cc)	02/25/66	2,725	2,561,539
Series 2021-NQM1, Class A3, 144A
1.329%(cc)	02/25/66	2,411	2,270,456
Oceanview Mortgage Trust,
Series 2022-01, Class A19, 144A
3.000%(cc)	12/25/51	5,846	5,160,675

SEE NOTES TO FINANCIAL STATEMENTS.
A330

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
PSMC Trust,
Series 2021-01, Class A1, 144A
2.500%(cc)	03/25/51	6,209	$5,341,456
Sequoia Mortgage Trust,
Series 2017-05, Class B1, 144A
3.799%(cc)	08/25/47	2,041	1,896,023
Series 2018-CH01, Class A2, 144A
3.500%(cc)	03/25/48	146	139,867
Series 2018-CH02, Class A3, 144A
4.000%(cc)	06/25/48	838	823,837
SG Residential Mortgage Trust,
Series 2019-03, Class A1, 144A
2.703%(cc)	09/25/59	187	182,493
Starwood Mortgage Residential Trust,
Series 2019-INV01, Class A1, 144A
2.610%(cc)	09/27/49	71	70,853
Series 2020-INV01, Class A1, 144A
1.027%(cc)	11/25/55	1,253	1,190,734
Series 2021-02, Class A1, 144A
0.943%(cc)	05/25/65	1,761	1,678,718
Towd Point Mortgage Trust,
Series 2019-01, Class A1, 144A
3.656%(cc)	03/25/58	221	215,884
UWM Mortgage Trust,
Series 2021-INV01, Class A15, 144A
2.500%(cc)	08/25/51	6,942	5,767,371
Series 2021-INV02, Class A15, 144A
2.500%(cc)	09/25/51	2,819	2,353,322
Verus Securitization Trust,
Series 2019-04, Class A3, 144A
3.000%	11/25/59	961	955,128
Series 2019-INV03, Class A1, 144A
2.692%(cc)	11/25/59	1,038	1,013,344
Series 2020-INV01, Class A1, 144A
1.977%(cc)	03/25/60	221	216,608
Series 2020-INV01, Class A3, 144A
3.889%(cc)	03/25/60	625	617,781
Series 2021-01, Class A3, 144A
1.155%(cc)	01/25/66	1,154	1,044,238
Series 2021-02, Class A2, 144A
1.288%(cc)	02/25/66	1,712	1,529,091
Series 2021-05, Class A2, 144A
1.218%(cc)	09/25/66	1,861	1,599,407
Series 2021-07, Class A1, 144A
1.829%(cc)	10/25/66	9,387	8,433,572
Vista Point Securitization Trust,
Series 2020-01, Class A1, 144A
1.763%(cc)	03/25/65	30	29,441
Series 2020-02, Class A1, 144A
1.475%(cc)	04/25/65	2,747	2,622,336
Series 2020-02, Class M1, 144A
3.401%(cc)	04/25/65	2,085	1,979,799
Wells Fargo Mortgage Backed Securities Trust,
Series 2021-INV02, Class A17, 144A
3.000%(cc)	09/25/51	9,579	8,364,482

Interest Rate	Maturity Date		Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2021-RR1, Class A17, 144A
2.500%(cc)	12/25/50			4,100	$3,435,780

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $214,785,032)					193,020,435

SOVEREIGN BONDS — 2.3%
Albania Government International Bond (Albania),
Sr. Unsec’d. Notes
3.500%	06/16/27		EUR	2,530	2,263,582
3.500%	11/23/31		EUR	1,770	1,375,824
Sr. Unsec’d. Notes, 144A
3.500%	11/23/31		EUR	1,725	1,340,846
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes
8.250%	05/09/28			3,085	2,566,113
9.500%	11/12/25			1,675	1,540,725
Sr. Unsec’d. Notes, 144A
8.750%	04/14/32			1,090	872,032
Sr. Unsec’d. Notes, EMTN
8.000%	11/26/29			2,470	1,959,423
9.125%	11/26/49			3,700	2,642,559
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.000%	12/15/35	(d)		9,945	56,700
0.500%(cc)	07/09/30			3,816	905,423
1.125%(cc)	07/09/35			4,326	955,200
2.000%(cc)	01/09/38			9,885	2,879,329
Bahamas Government International Bond (Bahamas),
Sr. Unsec’d. Notes
6.000%	11/21/28			650	462,568
Sr. Unsec’d. Notes, 144A
6.000%	11/21/28			7,130	5,074,016
9.000%	06/16/29			1,200	962,224
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes
6.750%	09/20/29			2,410	2,303,750
7.000%	10/12/28			5,760	5,720,961
7.500%	09/20/47			1,600	1,342,774
Sr. Unsec’d. Notes, 144A, MTN
5.625%	05/18/34			6,400	5,235,878
Barbados Government International Bond (Barbados),
Sr. Unsec’d. Notes, 144A
6.500%	10/01/29			2,950	2,842,706
Benin Government International Bond (Benin),
Sr. Unsec’d. Notes
4.875%	01/19/32		EUR	1,300	976,566
Sr. Unsec’d. Notes, 144A
4.875%	01/19/32		EUR	2,375	1,784,112
Bonos de la Tesoreria de la Republica en pesos (Chile),
Bonds, 144A
5.800%	06/01/24		CLP	550,000	583,398
Unsec’d. Notes, 144A
4.700%	09/01/30		CLP	1,520,000	1,483,128
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
5.000%	01/27/45			1,885	1,349,960

SEE NOTES TO FINANCIAL STATEMENTS.
A331

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
5.625%	01/07/41		1,040	$835,822
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.250%	09/21/71		1,450	968,093
3.500%	01/31/34		380	337,936
4.000%	01/31/52		430	356,553
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.000%	01/30/30		3,650	2,779,486
3.125%	04/15/31		2,200	1,630,646
4.125%	05/15/51	(a)	1,875	1,124,682
5.000%	06/15/45		6,645	4,442,370
5.625%	02/26/44		550	394,864
6.125%	01/18/41		465	363,997
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes
5.625%	04/30/43		1,100	835,787
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
4.875%	09/23/32		3,580	2,754,703
5.875%	01/30/60		5,075	3,469,747
6.000%	07/19/28		445	413,847
6.850%	01/27/45		7,935	6,335,407
7.450%	04/30/44		545	467,461
Sr. Unsec’d. Notes, 144A
4.500%	01/30/30		2,415	1,937,864
4.875%	09/23/32		6,990	5,378,596
5.500%	02/22/29		905	789,055
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes
1.000%(cc)	07/31/35		3,700	1,841,903
Sr. Unsec’d. Notes, 144A
0.500%(cc)	07/31/40		2,232	958,392
1.000%(cc)	07/31/35		5,410	2,693,279
5.000%(cc)	07/31/30		4,312	2,849,148
5.771%(s)	07/31/30		847	364,440
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes
6.588%	02/21/28		3,075	2,230,457
Sr. Unsec’d. Notes, 144A, MTN
5.875%	02/16/31		657	407,386
7.600%	03/01/29		1,585	1,155,434
8.500%	01/31/47		2,545	1,504,193
Sr. Unsec’d. Notes, EMTN
5.875%	02/16/31		1,945	1,206,036
7.600%	03/01/29		1,250	911,226
Sr. Unsec’d. Notes, MTN
7.500%	01/31/27		1,100	855,425
8.500%	01/31/47		6,945	4,104,762
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes
5.875%	01/30/25		5,340	1,975,758
7.650%	06/15/35		4,360	1,398,587
Sr. Unsec’d. Notes, 144A
6.375%	01/18/27		525	176,869
Export-Import Bank of India (India),
Sr. Unsec’d. Notes
3.375%	08/05/26		500	477,334

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Sr. Unsec’d. Notes, 144A, MTN
2.250%	01/13/31			1,225	$966,915
Sr. Unsec’d. Notes, EMTN
2.250%	01/13/31			2,400	1,894,364
3.250%	01/15/30			7,200	6,269,707
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes
6.375%	02/11/27			1,130	644,397
8.125%	01/18/26			1,255	901,213
Grenada Government International Bond (Grenada),
Sr. Unsec’d. Notes
7.000%	05/12/30			245	240,895
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes
4.875%	02/13/28			1,900	1,785,527
4.900%	06/01/30			640	584,821
5.375%	04/24/32			2,300	2,122,227
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, 144A
2.125%	09/22/31			1,845	1,426,580
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.550%	03/31/32			5,070	4,598,532
Sr. Unsec’d. Notes, EMTN
4.625%	04/15/43			3,370	3,039,455
5.250%	01/17/42			1,630	1,587,705
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
6.125%	06/15/33			9,720	7,607,041
6.625%	03/22/48		EUR	3,070	2,143,911
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
8.000%	03/15/39			1,340	1,441,947
Jordan Government International Bond (Jordan),
Sr. Unsec’d. Notes
5.850%	07/07/30			6,450	5,112,104
Sr. Unsec’d. Notes, 144A
7.750%	01/15/28			1,550	1,448,056
Lebanon Government International Bond (Lebanon),
Sr. Unsec’d. Notes
6.000%	01/27/23	(d)		7,060	463,756
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.750%	04/27/32			28,660	27,512,175
Mongolia Government International Bond (Mongolia),
Sr. Unsec’d. Notes
4.450%	07/07/31			4,300	3,330,506
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes
3.000%	12/15/32			4,360	3,005,993
4.000%	12/15/50			8,850	5,148,090
Sr. Unsec’d. Notes, 144A
3.000%	12/15/32			1,700	1,172,061
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes
4.750%	06/15/26			2,650	2,521,963
5.375%	03/08/27			4,750	4,614,749
6.250%	01/25/31			725	699,501

SEE NOTES TO FINANCIAL STATEMENTS.
A332

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
6.500%	03/08/47			2,430	$2,034,224
6.750%	10/28/27			2,300	2,345,535
6.750%	01/17/48			2,575	2,219,092
Sr. Unsec’d. Notes, 144A
4.750%	06/15/26			1,000	951,684
6.250%	01/25/31	(a)		560	540,304
6.750%	10/28/27			1,300	1,325,737
7.000%	01/25/51			1,435	1,261,874
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes
7.875%	03/31/36			2,974	1,763,639
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.160%	01/23/30			6,090	5,421,733
3.298%	01/19/33			13,155	11,272,223
4.500%	01/19/63			2,080	1,611,966
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes
4.700%	03/27/27			1,235	1,184,734
5.400%	03/30/50			2,310	1,788,190
5.600%	03/13/48			400	316,425
Sr. Unsec’d. Notes, 144A
2.739%	01/29/33			560	417,542
4.950%	04/28/31	(a)		2,170	2,008,224
5.400%	03/30/50			200	154,822
Perusahaan Penerbit SBSN Indonesia III (Indonesia),
Sr. Unsec’d. Notes
2.800%	06/23/30	(a)		9,000	7,964,743
4.550%	03/29/26			6,495	6,544,714
Sr. Unsec’d. Notes, EMTN
4.450%	02/20/29			2,300	2,284,629
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.780%	12/01/60			4,050	2,506,169
3.300%	03/11/41			1,500	1,130,391
3.550%	03/10/51			650	485,048
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
2.650%	12/10/45			4,875	3,341,288
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
4.400%	04/16/50			900	857,471
4.817%	03/14/49			5,150	5,181,912
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23			2,195	2,202,756
4.400%	04/16/50			1,160	1,105,185
Republic of Austria Government Bond (Austria),
Sr. Unsec’d. Notes, 144A
0.850%	06/30/2120		EUR	3,525	1,688,602
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
5.375%	07/24/44			800	547,513
5.650%	09/27/47			1,190	812,262
6.250%	03/08/41			2,550	1,986,271
7.300%	04/20/52			3,295	2,643,094
Republic of Uzbekistan International Bond (Uzbekistan),
Sr. Unsec’d. Notes
3.900%	10/19/31			2,200	1,566,395

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Sr. Unsec’d. Notes, 144A
3.900%	10/19/31			2,197	$1,564,259
Sr. Unsec’d. Notes, 144A, MTN
5.375%	02/20/29			645	568,779
Sr. Unsec’d. Notes, EMTN
5.375%	02/20/29			2,000	1,763,655
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes
2.625%	12/02/40		EUR	800	488,671
3.000%	02/14/31			2,400	1,847,292
4.000%	02/14/51			4,250	2,763,380
Sr. Unsec’d. Notes, 144A
3.000%	02/14/31	(a)		812	625,000
4.000%	02/14/51			640	416,133
Sr. Unsec’d. Notes, EMTN
2.124%	07/16/31		EUR	600	445,273
3.375%	01/28/50		EUR	4,025	2,514,053
Unsec’d. Notes, 144A
3.000%	02/27/27			6,290	5,557,065
Unsec’d. Notes, 144A, MTN
2.875%	04/13/42		EUR	650	398,585
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
4.500%	04/22/60			635	581,774
Sr. Unsec’d. Notes, EMTN
3.250%	10/26/26			1,900	1,860,341
3.750%	01/21/55			1,820	1,488,533
5.000%	04/17/49			1,900	1,863,035
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes
6.250%	05/23/33			8,450	6,450,206
Unsec’d. Notes, 144A
6.250%	05/23/33			850	648,837
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
2.125%	12/01/30			8,375	6,166,528
Sr. Unsec’d. Notes, 144A
2.125%	12/01/30			522	384,350
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
6.125%	06/03/25			6,240	2,059,977
6.825%	07/18/26			1,250	413,933
6.850%	11/03/25	(d)		3,575	1,177,711
Sr. Unsec’d. Notes, 144A
6.825%	07/18/26			800	264,917
Suriname Government International Bond (Suriname),
Sr. Unsec’d. Notes
9.250%	10/26/26			3,058	2,167,977
Sr. Unsec’d. Notes, 144A
12.875%	12/30/23			661	532,746
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
4.250%	04/14/26			1,200	964,114
4.875%	04/16/43			1,320	776,909
6.000%	03/25/27			1,141	937,458
6.000%	01/14/41			3,500	2,227,581
6.500%	09/20/33			1,520	1,089,004
8.600%	09/24/27			2,000	1,816,150

SEE NOTES TO FINANCIAL STATEMENTS.
A333

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/25	3,280	$811,800
7.750%	09/01/27	2,720	686,800
Sr. Unsec’d. Notes, 144A
0.000%(cc)	05/31/40	515	126,175
9.750%	11/01/28	2,905	711,725
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
6.000%	12/09/20(d)	4,725	342,563
7.750%	10/13/19(d)	5,500	398,750
9.250%	09/15/27(d)	2,200	214,679
11.750%	10/21/26(d)	2,250	211,895
11.950%	08/05/31(d)	1,200	113,364
12.750%	08/23/22(d)	3,025	284,909
Vietnam Government International Bond (Vietnam),
Sr. Unsec’d. Notes
4.800%	11/19/24	365	363,465
Zambia Government International Bond (Zambia),
Unsec’d. Notes
5.375%	09/20/22	5,248	2,991,360

TOTAL SOVEREIGN BONDS (cost $444,209,878)			342,039,635

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.6%
Federal Home Loan Mortgage Corp.
1.500%	04/01/37	2,785	2,535,078
2.000%	03/01/42	6,851	6,073,155
2.000%	06/01/50	707	616,629
2.000%	05/01/51	94	81,612
2.000%	05/01/51	6,447	5,620,542
2.000%	07/01/51	58	50,241
2.000%	12/01/51	3,906	3,405,242
2.000%	03/01/52	39,055	33,937,838
2.000%	04/01/52	1,875	1,628,973
2.000%	05/01/52	593	516,722
2.500%	03/01/42	3,420	3,147,704
2.500%	07/01/50	510	461,921
2.500%	02/01/51	978	889,746
2.500%	05/01/51	452	410,115
2.500%	05/01/51	861	776,141
2.500%	06/01/51	1,470	1,337,204
2.500%	07/01/51	600	542,646
2.500%	07/01/51	1,015	914,939
2.500%	08/01/51	1,131	1,019,271
2.500%	08/01/51	2,817	2,539,875
2.500%	08/01/51	3,472	3,130,168
2.500%	01/01/52	7,888	7,125,209
2.500%	05/01/52	22,197	19,988,918
3.000%	05/01/30	766	761,284
3.000%	11/01/33	1,047	1,029,248
3.000%	02/01/34	1,076	1,061,876
3.000%	04/01/34	88	87,306
3.000%	11/01/42	28	26,552
3.000%	01/01/43	32	30,749
3.000%	02/01/43	13	12,708
3.000%	02/01/43	23	22,084
3.000%	02/01/43	99	94,754

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	03/01/43	88	$84,199
3.000%	03/01/45	13	11,942
3.000%	04/01/45	102	97,112
3.000%	06/01/45	21	20,172
3.000%	06/01/45	153	145,546
3.000%	07/01/45	100	95,474
3.000%	02/01/47	661	625,384
3.000%	02/01/48	15	13,667
3.000%	09/01/49	1,200	1,131,980
3.000%	11/01/49	1,168	1,098,449
3.000%	02/01/50	435	410,522
3.000%	06/01/50	489	459,616
3.000%	08/01/50	2,099	1,979,807
3.000%	09/01/51	5,172	4,843,442
3.500%	02/01/34	157	157,386
3.500%	04/01/42	18	17,867
3.500%	04/01/42	194	191,349
3.500%	08/01/42	32	30,998
3.500%	08/01/42	39	38,317
3.500%	08/01/42	190	187,361
3.500%	09/01/42	5	4,458
3.500%	09/01/42	45	43,882
3.500%	09/01/42	258	252,743
3.500%	10/01/42	5	5,312
3.500%	10/01/42	71	69,870
3.500%	11/01/42	31	30,048
3.500%	12/01/42	353	347,410
3.500%	01/01/43	331	325,928
3.500%	04/01/43	10	9,515
3.500%	04/01/43	40	39,795
3.500%	04/01/43	259	254,853
3.500%	05/01/43	715	703,176
3.500%	10/01/43	85	83,661
3.500%	01/01/44	316	310,859
3.500%	03/01/44	546	534,969
3.500%	05/01/45	240	235,352
3.500%	06/01/45	51	50,455
3.500%	06/01/45	316	309,561
3.500%	12/01/46	2,283	2,232,711
3.500%	01/01/48	3,932	3,851,809
3.500%	03/01/48	1,795	1,754,738
3.500%	10/01/49	84	82,103
3.500%	12/01/49	235	228,369
3.500%	01/01/50	1,789	1,738,473
4.000%	06/01/33	183	185,980
4.000%	10/01/34	71	72,055
4.000%	05/01/38	371	371,537
4.000%	10/01/40	4	3,738
4.000%	10/01/40	6	6,546
4.000%	10/01/40	19	18,898
4.000%	11/01/40	9	8,966
4.000%	12/01/40	3	3,214
4.000%	12/01/40	211	213,126
4.000%	12/01/40	479	484,656
4.000%	12/01/40	669	677,666
4.000%	02/01/41	126	127,479
4.000%	04/01/41	885	895,971
4.000%	10/01/41	53	53,442

SEE NOTES TO FINANCIAL STATEMENTS.
A334

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	10/01/41	163		$164,233
4.000%	12/01/41	111		112,448
4.000%	02/01/42	359		362,437
4.000%	03/01/42	11		11,614
4.000%	04/01/42	14		14,371
4.000%	04/01/42	39		39,917
4.000%	04/01/42	92		92,673
4.000%	07/01/42	811		820,854
4.000%	09/01/42	57		57,756
4.000%	11/01/42	391		395,782
4.000%	05/01/43	66		66,817
4.000%	09/01/43	256		259,050
4.000%	02/01/45	130		131,280
4.000%	05/01/45	46		46,212
4.000%	01/01/46	2,766		2,799,972
4.000%	04/01/46	6		6,157
4.000%	04/01/46	15		14,674
4.000%	04/01/46	293		295,542
4.000%	10/01/47	6		6,382
4.000%	04/01/48	7		6,919
4.000%	06/01/48	219		219,606
4.000%	02/01/50	4,116		4,111,440
4.500%	09/01/23	11		10,916
4.500%	05/01/39	69		70,974
4.500%	05/01/39	70		72,225
4.500%	06/01/39	43		44,664
4.500%	08/01/39	304		313,633
4.500%	09/01/39	22		22,815
4.500%	10/01/39	8		8,439
4.500%	10/01/39	21		21,552
4.500%	10/01/39	131		135,803
4.500%	10/01/39	406		419,747
4.500%	10/01/39	926		957,213
4.500%	12/01/39	27		28,139
4.500%	03/01/40	60		62,179
4.500%	05/01/40	28		29,288
4.500%	08/01/40	64		66,120
4.500%	08/01/40	103		106,124
4.500%	10/01/40	78		80,412
4.500%	11/01/40	55		56,251
4.500%	01/01/41	103		105,914
4.500%	02/01/41	12		12,023
4.500%	02/01/41	17		17,238
4.500%	02/01/41	17		17,319
4.500%	02/01/41	36		37,483
4.500%	03/01/41	79		81,171
4.500%	04/01/41	120		124,336
4.500%	04/01/41	226		233,602
4.500%	10/01/41	616		636,114
4.500%	01/01/42	36		37,123
4.500%	02/01/44	35		35,527
4.500%	03/01/44	9		8,914
4.500%	03/01/44	28		29,000
4.500%	03/01/44	31		31,255
4.500%	12/01/48	612		622,001
4.500%	05/01/50	219		220,669
5.000%	06/01/23	5		4,884
5.000%	07/01/25	—(r	)	15

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	07/01/33	—(r	)	$495
5.000%	11/01/33	3		2,928
5.000%	11/01/33	3		3,160
5.000%	11/01/33	4		4,417
5.000%	11/01/33	5		5,353
5.000%	07/01/35	883		929,384
5.000%	11/01/35	132		139,367
5.000%	12/01/35	1		1,560
5.000%	04/01/40	7		7,086
5.000%	04/01/40	54		56,771
5.000%	06/01/40	63		66,323
5.000%	07/01/40	7		7,072
5.000%	07/01/40	39		40,606
5.000%	08/01/40	25		26,384
5.000%	08/01/40	67		70,487
5.000%	08/01/40	207		218,121
5.000%	06/01/41	117		122,802
5.000%	07/01/41	7		7,380
5.000%	07/01/41	10		9,956
5.000%	07/01/41	44		46,227
5.000%	07/01/41	49		51,360
5.500%	03/01/34	31		32,936
5.500%	07/01/35	21		22,417
5.500%	01/01/38	579		621,049
5.500%	06/01/41	203		217,762
6.000%	10/01/32	—(r)		238
6.000%	03/01/33	6		6,765
6.000%	12/01/33	14		15,719
6.000%	12/01/33	175		191,038
6.000%	06/01/37	1		1,163
6.000%	07/01/38	4		4,461
6.000%	08/01/38	8		9,237
6.500%	08/01/36	11		11,625
6.500%	09/01/39	27		28,611
7.000%	06/01/32	1		868
7.000%	06/01/32	1		1,169
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate CMT + 2.250% (Cap 11.276%, Floor 2.250%)
2.698%(c)	10/01/36	1		1,119
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.625% (Cap 10.397%, Floor 1.625%)
2.870%(c)	04/01/37	28		28,400
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.725% (Cap 10.850%, Floor 1.725%)
1.975%(c)	07/01/35	1		618
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.733% (Cap 10.065%, Floor 1.733%)
2.108%(c)	02/01/37	11		11,691
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.750% (Cap 10.072%, Floor 1.750%)
2.127%(c)	02/01/35	3		2,684
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.750% (Cap 8.287%, Floor 1.750%)
2.000%(c)	07/01/41	180		187,220
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.750% (Cap 8.427%, Floor 1.750%)
2.000%(c)	12/01/40	91		92,150

SEE NOTES TO FINANCIAL STATEMENTS.
A335

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.785% (Cap 9.785%, Floor 1.785%)
2.035%(c)	02/01/37	1	$922
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.829% (Cap 10.732%, Floor 1.829%)
2.203%(c)	02/01/37	4	3,670
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.830% (Cap 10.028%, Floor 1.830%)
2.079%(c)	03/01/36	4	3,834
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.842% (Cap 10.846%, Floor 1.842%)
2.091%(c)	01/01/37	5	4,683
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.905% (Cap 7.596%, Floor 1.905%)
2.232%(c)	10/01/42	24	24,534
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.929% (Cap 10.979%, Floor 1.929%)
2.185%(c)	12/01/36	1	1,042
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 2.030% (Cap 11.126%, Floor 2.030%)
2.275%(c)	11/01/36	4	3,689
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 2.220% (Cap 11.100%, Floor 2.220%)
2.558%(c)	02/01/37	3	3,554
Federal National Mortgage Assoc.
1.500%	04/01/37	5,340	4,861,161
1.500%	05/01/37	4,375	3,983,096
1.500%	01/01/42	4,824	4,132,331
2.000%	TBA	26,820	23,270,541
2.000%	04/01/42	8,004	7,155,199
2.000%	07/01/50	218	189,922
2.000%	10/01/50	324	283,599
2.000%	10/01/50	2,110	1,843,879
2.000%	11/01/50	181	157,417
2.000%	05/01/51	92	80,656
2.000%	07/01/51	41	35,532
2.000%	07/01/51	90	78,607
2.000%	07/01/51	91	79,328
2.000%	12/01/51	14,126	12,315,129
2.000%	02/01/52	3,743	3,263,307
2.000%	02/01/52	4,285	3,735,022
2.000%	02/01/52	4,769	4,157,454
2.000%	02/01/52	5,532	4,807,900
2.000%	03/01/52	2,211	1,927,820
2.000%	03/01/52	40,259	34,987,949
2.000%	04/01/52	18,930	16,452,861
2.500%	11/01/29	16	15,640
2.500%	01/01/31	134	131,484
2.500%	11/01/34	4,275	4,192,849
2.500%	03/01/37	14,271	13,642,152
2.500%	04/01/37	1,558	1,431,427
2.500%	10/01/37	190	174,767
2.500%	07/01/50	2,935	2,660,490
2.500%	09/01/50	2,013	1,828,839
2.500%	01/01/51	1,116	1,010,467
2.500%	02/01/51	1,114	1,007,239
2.500%	05/01/51	546	494,306
2.500%	05/01/51	710	643,130

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.500%	06/01/51	1,090	$988,021
2.500%	06/01/51	1,989	1,808,970
2.500%	07/01/51	1,627	1,467,408
2.500%	08/01/51	895	808,586
2.500%	08/01/51	4,242	3,822,674
2.500%	08/01/51	10,639	9,587,060
2.500%	10/01/51	7,083	6,382,133
2.500%	10/01/51	8,345	7,519,399
2.500%	01/01/52	4,832	4,363,444
2.500%	01/01/52	11,927	10,741,948
2.500%	04/01/52	29,987	26,991,657
3.000%	TBA	132,135	123,040,396
3.000%	01/01/27	164	163,752
3.000%	08/01/27	13	12,413
3.000%	08/01/27	14	13,364
3.000%	10/01/27	42	41,673
3.000%	11/01/27	13	12,324
3.000%	12/01/27	23	23,069
3.000%	01/01/28	22	21,847
3.000%	02/01/28	18	18,163
3.000%	03/01/28	23	22,388
3.000%	04/01/28	20	19,627
3.000%	05/01/28	23	22,567
3.000%	06/01/28	21	20,499
3.000%	07/01/28	23	22,401
3.000%	08/01/28	24	23,294
3.000%	09/01/28	25	24,947
3.000%	11/01/28	438	437,036
3.000%	01/01/29	21	21,010
3.000%	02/01/29	411	409,621
3.000%	03/01/29	31	30,266
3.000%	12/01/32	171	170,549
3.000%	03/01/33	64	63,696
3.000%	06/01/33	5	4,632
3.000%	12/01/34	65	64,476
3.000%	12/01/34	222	219,685
3.000%	01/01/35	366	361,954
3.000%	05/01/35	6,329	6,214,120
3.000%	01/01/40	4,175	4,012,197
3.000%	04/01/40	7,206	6,854,172
3.000%	09/01/42	298	284,264
3.000%	10/01/42	286	273,484
3.000%	10/01/42	780	746,114
3.000%	11/01/42	171	163,957
3.000%	11/01/42	179	171,258
3.000%	02/01/43	7	6,363
3.000%	02/01/43	8	7,793
3.000%	02/01/43	18	17,462
3.000%	02/01/43	28	26,840
3.000%	02/01/43	38	36,700
3.000%	02/01/43	137	130,691
3.000%	04/01/43	10	9,623
3.000%	04/01/43	3,282	3,136,021
3.000%	05/01/43	17	16,496
3.000%	05/01/43	43	40,841
3.000%	05/01/43	72	68,674
3.000%	05/01/43	476	454,647
3.000%	07/01/43	134	127,897

SEE NOTES TO FINANCIAL STATEMENTS.
A336

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	08/01/43	53	$50,599
3.000%	08/01/43	482	463,974
3.000%	09/01/43	639	609,516
3.000%	02/01/44	100	96,057
3.000%	12/01/44	4	4,219
3.000%	05/01/45	151	143,858
3.000%	08/01/45	369	350,684
3.000%	05/01/46	3,909	3,709,821
3.000%	08/01/46	312	292,623
3.000%	10/01/46	161	152,797
3.000%	11/01/46	131	123,873
3.000%	11/01/46	404	383,187
3.000%	11/01/46	684	647,181
3.000%	11/01/46	1,191	1,126,812
3.000%	11/01/46	4,556	4,351,172
3.000%	11/01/46	6,018	5,696,490
3.000%	12/01/46	737	696,959
3.000%	01/01/47	3,484	3,297,537
3.000%	06/01/47	1,288	1,219,792
3.000%	03/01/48	33	30,565
3.000%	08/01/49	1,036	977,548
3.000%	11/01/49	261	244,535
3.000%	02/01/50	276	260,170
3.000%	03/01/50	925	872,022
3.000%	05/01/50	51	47,839
3.000%	05/01/50	18,281	17,176,415
3.000%	07/01/50	449	422,294
3.000%	08/01/50	780	728,374
3.000%	08/01/50	1,421	1,327,718
3.000%	09/01/50	77	72,152
3.000%	10/01/50	2,464	2,301,796
3.500%	TBA	19,820	19,059,717
3.500%	07/01/30	44	43,973
3.500%	08/01/30	243	244,459
3.500%	07/01/32	618	617,812
3.500%	12/01/33	3,142	3,138,113
3.500%	01/01/34	7	7,143
3.500%	01/01/34	14	13,588
3.500%	01/01/34	29	29,251
3.500%	01/01/34	46	46,001
3.500%	05/01/34	1,331	1,332,473
3.500%	07/01/34	57	56,865
3.500%	07/01/34	169	169,020
3.500%	08/01/34	212	212,002
3.500%	02/01/35	137	136,761
3.500%	09/01/37	101	100,729
3.500%	12/01/41	89	87,488
3.500%	06/01/42	139	136,284
3.500%	06/01/42	301	294,150
3.500%	07/01/42	168	164,647
3.500%	08/01/42	387	374,405
3.500%	09/01/42	667	652,555
3.500%	10/01/42	609	595,361
3.500%	11/01/42	92	90,354
3.500%	01/01/43	104	101,246
3.500%	01/01/43	703	687,823
3.500%	04/01/43	67	65,786
3.500%	05/01/43	993	976,276

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	06/01/43	401	$393,942
3.500%	06/01/43	405	397,564
3.500%	07/01/43	57	55,851
3.500%	07/01/43	132	129,632
3.500%	07/01/43	156	153,121
3.500%	07/01/43	245	240,984
3.500%	07/01/43	496	486,930
3.500%	08/01/43	102	99,786
3.500%	08/01/43	122	120,321
3.500%	03/01/44	638	628,777
3.500%	11/01/45	46	45,323
3.500%	12/01/45	1,636	1,597,516
3.500%	12/01/45	6,560	6,414,472
3.500%	01/01/46	43	42,075
3.500%	01/01/46	508	496,320
3.500%	01/01/46	675	660,439
3.500%	05/01/46	228	222,706
3.500%	06/01/46	782	768,175
3.500%	02/01/47	3,675	3,611,413
3.500%	08/01/47	101	98,698
3.500%	09/01/47	48	47,116
3.500%	10/01/47	209	204,244
3.500%	11/01/47	58	56,880
3.500%	01/01/48	273	268,684
3.500%	02/01/48	1,197	1,169,973
3.500%	12/01/48	2,340	2,288,748
3.500%	06/01/49	1,140	1,115,173
3.500%	06/01/49	4,214	4,120,291
3.500%	06/01/49	4,870	4,763,374
3.500%	07/01/50	2,339	2,278,217
3.500%	08/01/50	307	298,779
3.500%	01/01/52	3,981	3,834,640
4.000%	TBA	32,090	31,643,122
4.000%	11/01/31	44	44,591
4.000%	11/01/40	66	66,518
4.000%	11/01/40	501	506,637
4.000%	12/01/40	623	628,927
4.000%	01/01/41	77	78,186
4.000%	01/01/41	397	400,846
4.000%	02/01/41	76	77,056
4.000%	02/01/41	245	247,495
4.000%	03/01/41	643	650,131
4.000%	04/01/41	215	217,248
4.000%	10/01/41	240	242,642
4.000%	11/01/41	218	220,768
4.000%	01/01/42	300	303,475
4.000%	01/01/42	366	370,160
4.000%	02/01/42	35	35,603
4.000%	02/01/42	214	216,060
4.000%	02/01/42	326	329,811
4.000%	08/01/42	771	783,192
4.000%	10/01/43	143	144,857
4.000%	05/01/45	158	159,270
4.000%	06/01/45	266	264,387
4.000%	07/01/45	82	82,289
4.000%	09/01/45	132	132,915
4.000%	10/01/45	8,341	8,435,063
4.000%	12/01/45	155	156,154

SEE NOTES TO FINANCIAL STATEMENTS.
A337

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	03/01/46	585	$591,889
4.000%	09/01/46	123	124,361
4.000%	02/01/47	6,813	6,860,521
4.000%	08/01/47	1,494	1,505,477
4.000%	12/01/47	96	96,446
4.000%	10/01/48	1,968	1,974,052
4.000%	12/01/49	597	593,781
4.000%	10/01/51	1,482	1,469,304
4.500%	TBA	20,480	20,557,600
4.500%	08/01/24	5	5,090
4.500%	04/01/26	24	24,413
4.500%	04/01/26	103	105,529
4.500%	07/01/26	9	9,708
4.500%	10/01/26	35	36,183
4.500%	01/01/27	154	157,077
4.500%	03/01/39	156	159,736
4.500%	06/01/39	74	75,412
4.500%	08/01/39	201	205,882
4.500%	09/01/39	226	233,090
4.500%	11/01/39	67	68,564
4.500%	12/01/39	333	343,160
4.500%	12/01/39	742	765,489
4.500%	04/01/40	516	531,166
4.500%	07/01/40	54	55,454
4.500%	09/01/40	609	627,370
4.500%	11/01/40	881	907,316
4.500%	12/01/40	64	66,100
4.500%	12/01/40	95	97,753
4.500%	12/01/40	442	456,458
4.500%	02/01/41	103	106,039
4.500%	02/01/41	104	107,047
4.500%	02/01/41	148	152,443
4.500%	02/01/41	270	278,820
4.500%	04/01/41	773	798,130
4.500%	05/01/41	22	22,593
4.500%	05/01/41	802	825,441
4.500%	06/01/41	69	71,337
4.500%	06/01/41	70	71,661
4.500%	08/01/41	10	10,171
4.500%	10/01/41	10	9,929
4.500%	10/01/41	16	16,316
4.500%	11/01/41	12	12,566
4.500%	11/01/41	266	274,370
4.500%	04/01/42	115	118,581
4.500%	08/01/42	27	27,425
4.500%	09/01/42	20	20,272
4.500%	09/01/42	38	39,320
4.500%	09/01/42	66	67,919
4.500%	10/01/42	157	162,405
4.500%	09/01/43	52	53,504
4.500%	11/01/43	37	38,464
4.500%	06/01/44	46	47,246
4.500%	10/01/44	141	145,177
4.500%	02/01/45	33	34,017
4.500%	02/01/45	75	76,929
4.500%	10/01/45	93	95,309
4.500%	02/01/46	114	117,726
4.500%	06/01/46	19	18,758

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	10/01/46	45		$45,836
4.500%	11/01/46	41		41,549
4.500%	12/01/46	81		83,008
4.500%	01/01/47	15		14,737
4.500%	01/01/47	24		24,458
4.500%	02/01/47	38		38,610
4.500%	11/01/47	1,401		1,437,642
4.500%	08/01/48	246		247,789
4.500%	12/01/48	1,043		1,051,595
4.500%	05/01/49	1,639		1,650,921
4.500%	09/01/49	4,434		4,532,517
4.500%	01/01/50	192		193,393
4.500%	05/01/50	205		206,613
5.000%	TBA	7,720		7,879,225
5.000%	06/01/23	—	(r)	378
5.000%	09/01/23	71		72,905
5.000%	01/01/24	9		9,327
5.000%	06/01/24	5		5,201
5.000%	09/01/25	7		6,965
5.000%	04/01/34	6		6,284
5.000%	07/01/34	7		6,996
5.000%	03/01/35	286		300,688
5.000%	04/01/35	32		33,555
5.000%	04/01/35	324		340,595
5.000%	05/01/35	37		39,083
5.000%	06/01/35	10		10,460
5.000%	06/01/35	18		18,772
5.000%	06/01/35	39		41,069
5.000%	09/01/35	25		26,121
5.000%	10/01/35	46		48,844
5.000%	10/01/35	254		267,194
5.000%	03/01/36	89		93,352
5.000%	12/01/36	8		8,432
5.000%	12/01/36	348		365,517
5.000%	07/01/37	6		6,474
5.000%	07/01/37	874		918,684
5.000%	02/01/38	33		34,707
5.000%	05/01/38	218		229,385
5.000%	06/01/39	28		29,228
5.000%	06/01/39	133		139,540
5.000%	06/01/40	98		103,006
5.000%	06/01/40	121		127,884
5.000%	08/01/40	193		203,602
5.000%	04/01/41	384		404,096
5.000%	06/01/41	23		23,657
5.000%	06/01/41	62		64,641
5.000%	08/01/41	20		20,532
5.000%	09/01/41	156		163,711
5.000%	01/01/42	206		216,689
5.000%	02/01/42	62		65,049
5.000%	05/01/42	122		127,419
5.000%	07/01/42	267		280,767
5.000%	11/01/44	403		424,327
5.000%	07/01/45	1,060		1,091,946
5.000%	12/01/47	2,020		2,125,494
5.000%	02/01/49	1,133		1,183,607
5.260%(cc)	08/01/41	103		106,730
5.500%	07/01/22	—	(r)	6

SEE NOTES TO FINANCIAL STATEMENTS.
A338

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.500%	01/01/23	6		$5,764
5.500%	09/01/34	122		131,046
5.500%	11/01/34	9		10,106
5.500%	12/01/34	40		42,677
5.500%	04/01/35	22		23,675
5.500%	11/01/35	120		128,689
5.500%	12/01/35	31		32,955
5.500%	01/01/36	4		4,458
5.500%	01/01/36	31		32,760
5.500%	03/01/36	5		5,036
5.500%	03/01/36	7		7,285
5.500%	05/01/36	143		152,993
5.500%	05/01/36	292		313,405
5.500%	07/01/36	638		683,977
5.500%	11/01/36	3		2,780
5.500%	08/01/37	7		7,575
5.500%	08/01/37	45		47,919
5.500%	08/01/37	179		192,104
5.500%	08/01/37	341		365,149
5.500%	09/01/37	115		123,982
5.500%	02/01/38	45		47,758
5.500%	02/01/38	296		317,445
5.500%	09/01/38	172		184,459
5.500%	04/01/39	95		102,402
5.500%	05/01/39	92		98,905
5.500%	03/01/40	185		198,544
5.500%	09/01/41	2		1,623
5.500%	09/01/41	279		299,395
6.000%	11/01/32	7		7,907
6.000%	03/01/33	8		8,192
6.000%	04/01/33	8		8,467
6.000%	02/01/34	77		82,412
6.000%	08/01/34	6		6,427
6.000%	11/01/34	5		5,902
6.000%	11/01/34	324		346,763
6.000%	11/01/35	56		61,216
6.000%	12/01/35	10		11,422
6.000%	02/01/36	395		432,604
6.000%	04/01/36	—	(r)	35
6.000%	05/01/36	99		107,970
6.000%	05/01/36	121		132,470
6.000%	06/01/36	12		13,372
6.000%	09/01/36	11		11,863
6.000%	09/01/36	858		935,729
6.000%	11/01/36	25		27,687
6.000%	12/01/36	4		4,033
6.000%	01/01/37	—	(r)	74
6.000%	01/01/37	11		12,007
6.000%	02/01/37	8		8,695
6.000%	02/01/37	99		108,088
6.000%	03/01/37	43		47,426
6.000%	03/01/37	278		304,346
6.000%	03/01/37	644		696,679
6.000%	05/01/37	—	(r)	197
6.000%	05/01/37	6		6,184
6.000%	06/01/37	12		13,091
6.000%	08/01/37	98		106,806
6.000%	08/01/37	546		594,434

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.000%	10/01/37	8		$8,497
6.000%	02/01/38	37		39,680
6.000%	03/01/38	381		417,858
6.000%	04/01/38	14		15,499
6.000%	05/01/38	93		102,122
6.000%	08/01/38	12		13,331
6.000%	09/01/38	18		20,123
6.000%	10/01/38	81		88,320
6.000%	12/01/38	4		4,170
6.000%	04/01/39	6		6,178
6.000%	06/01/39	103		113,129
6.000%	09/01/39	452		495,047
6.000%	10/01/39	125		137,167
6.000%	02/01/40	59		64,666
6.000%	10/01/40	106		115,502
6.500%	07/01/32	3		3,204
6.500%	07/01/32	30		32,281
6.500%	07/01/32	52		55,510
6.500%	12/01/32	5		5,351
6.500%	12/01/32	13		13,990
6.500%	07/01/35	15		15,699
6.500%	12/01/35	131		140,755
6.500%	07/01/36	2		2,187
6.500%	07/01/36	459		495,405
6.500%	08/01/36	23		23,942
6.500%	08/01/36	88		95,679
6.500%	08/01/36	111		118,826
6.500%	09/01/36	53		56,163
6.500%	09/01/36	207		221,775
6.500%	10/01/36	6		6,225
6.500%	10/01/36	100		109,727
6.500%	11/01/36	5		4,811
6.500%	12/01/36	2		2,291
6.500%	10/01/37	3		3,033
6.500%	10/01/37	80		87,543
6.500%	10/01/37	337		365,529
6.500%	08/01/38	37		40,225
6.500%	06/01/39	25		27,268
6.500%	10/01/39	122		131,804
6.500%	05/01/40	115		124,283
6.500%	05/01/40	154		167,265
6.641%(cc)	02/01/39	53		55,222
7.000%	01/01/31	—	(r)	137
7.000%	04/01/32	—	(r)	122
7.000%	04/01/37	25		26,320
Federal National Mortgage Assoc., 12 Month LIBOR + 1.340% (Cap 11.165%, Floor 1.340%)
1.590%(c)	12/01/35	3		2,623
Federal National Mortgage Assoc., 12 Month LIBOR + 1.568% (Cap 9.681%, Floor 1.568%)
2.339%(c)	07/01/35	3		2,870
Federal National Mortgage Assoc., 12 Month LIBOR + 1.584% (Cap 10.387%, Floor 1.584%)
1.834%(c)	12/01/35	7		7,150
Federal National Mortgage Assoc., 12 Month LIBOR + 1.655% (Cap 11.030%, Floor 1.655%)
1.905%(c)	08/01/37	2		1,829

SEE NOTES TO FINANCIAL STATEMENTS.
A339

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Assoc., 12 Month LIBOR + 1.700% (Cap 10.617%, Floor 1.700%)
1.950%(c)	11/01/37	17	$17,306
Federal National Mortgage Assoc., 12 Month LIBOR + 1.800% (Cap 7.708%, Floor 1.800%)
2.054%(c)	01/01/42	66	67,301
Federal National Mortgage Assoc., 12 Month LIBOR + 1.803% (Cap 8.518%, Floor 1.803%)
2.068%(c)	12/01/40	111	114,526
Federal National Mortgage Assoc., 12 Month LIBOR + 1.818% (Cap 7.670%, Floor 1.818%)
2.304%(c)	02/01/42	18	18,666
Federal National Mortgage Assoc., 12 Month LIBOR + 1.881% (Cap 11.093%, Floor 1.881%)
2.131%(c)	08/01/36	5	4,955
Federal National Mortgage Assoc., 12 Month LIBOR + 1.892% (Cap 10.733%, Floor 1.892%)
2.142%(c)	12/01/35	2	2,338
Government National Mortgage Assoc.
2.000%	TBA	6,930	6,153,082
2.000%	03/20/51	4,055	3,608,793
2.000%	08/20/51	20,605	18,412,916
2.000%	01/20/52	6,409	5,701,324
2.000%	05/20/52	6,746	5,998,718
2.500%	08/20/50	2,702	2,482,795
2.500%	08/20/51	2,454	2,250,082
2.500%	10/20/51	27,631	25,382,722
2.500%	11/20/51	6,994	6,425,218
2.500%	12/20/51	5,969	5,481,734
3.000%	TBA	7,775	7,328,545
3.000%	10/15/42	29	27,991
3.000%	12/15/42	10	9,861
3.000%	05/15/43	26	25,069
3.000%	06/15/43	3	3,124
3.000%	07/15/43	60	57,637
3.000%	08/20/43	676	647,913
3.000%	09/20/43	659	632,214
3.000%	01/20/44	70	67,229
3.000%	02/20/44	230	220,569
3.000%	05/20/45	4,057	3,891,585
3.000%	05/20/46	110	103,104
3.000%	05/20/46	220	207,484
3.000%	05/20/46	542	519,740
3.000%	06/20/46	533	502,902
3.000%	07/20/46	146	137,443
3.000%	07/20/46	252	237,339
3.000%	07/20/46	252	241,518
3.000%	07/20/46	331	311,072
3.000%	07/20/46	702	660,766
3.000%	07/20/46	709	669,625
3.000%	08/20/46	189	178,302
3.000%	08/20/46	292	274,842
3.000%	08/20/46	297	279,701
3.000%	09/20/46	141	132,367
3.000%	09/20/46	169	158,979
3.000%	10/20/46	4,462	4,279,625
3.000%	08/20/49	324	304,619
3.000%	10/20/49	780	732,830

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	12/20/49	14	$13,043
3.000%	01/20/50	20	18,463
3.000%	04/20/50	243	230,327
3.000%	05/20/50	1,774	1,664,996
3.000%	07/20/50	275	260,323
3.000%	07/20/50	451	423,096
3.000%	05/20/51	2,062	1,947,169
3.000%	06/20/51	1,610	1,523,544
3.000%	07/20/51	7,906	7,476,053
3.000%	06/20/52	5,979	5,643,556
3.500%	05/20/42	21	21,080
3.500%	08/20/42	522	516,473
3.500%	11/20/42	12	12,042
3.500%	12/20/42	274	272,069
3.500%	03/20/43	671	662,841
3.500%	04/20/43	27	26,450
3.500%	05/20/43	356	353,727
3.500%	08/20/43	20	20,262
3.500%	11/15/43	850	849,042
3.500%	03/20/44	3	3,000
3.500%	10/20/44	111	109,215
3.500%	02/15/45	128	128,272
3.500%	02/20/45	315	309,127
3.500%	04/20/45	57	56,346
3.500%	05/20/45	84	82,749
3.500%	05/20/45	219	215,954
3.500%	01/20/46	60	59,675
3.500%	03/20/46	1,579	1,559,496
3.500%	04/20/46	22	21,730
3.500%	05/20/46	4	3,986
3.500%	05/20/46	6	6,089
3.500%	05/20/46	8	7,430
3.500%	05/20/46	14	13,570
3.500%	05/20/46	14	13,808
3.500%	05/20/46	18	17,684
3.500%	05/20/46	18	18,081
3.500%	05/20/46	32	31,745
3.500%	05/20/46	66	65,261
3.500%	06/20/46	13	13,166
3.500%	06/20/46	15	14,677
3.500%	06/20/46	16	16,210
3.500%	06/20/46	20	19,718
3.500%	06/20/46	53	52,675
3.500%	06/20/46	100	98,646
3.500%	06/20/46	3,920	3,861,422
3.500%	07/20/46	300	295,392
3.500%	07/20/46	1,143	1,155,479
3.500%	09/20/46	363	357,947
3.500%	10/20/46	4,141	4,090,320
3.500%	12/20/47	3,086	3,033,917
3.500%	02/20/48	123	121,932
3.500%	12/20/49	5	4,664
3.500%	12/20/49	6	6,230
3.500%	12/20/49	7	6,842
3.500%	12/20/49	18	17,484
3.500%	01/20/50	1,422	1,385,482
3.500%	03/20/50	2,681	2,628,845
3.500%	04/20/50	361	353,190

SEE NOTES TO FINANCIAL STATEMENTS.
A340

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	04/20/50	6,059	$5,930,746
3.500%	05/20/50	551	536,673
3.500%	11/20/50	586	572,942
4.000%	TBA	6,420	6,391,787
4.000%	09/20/25	17	16,815
4.000%	11/20/25	39	39,197
4.000%	01/20/26	12	12,039
4.000%	10/20/40	50	51,245
4.000%	02/20/41	58	58,610
4.000%	03/20/41	226	230,076
4.000%	05/20/41	462	470,082
4.000%	10/15/41	23	23,149
4.000%	10/15/41	92	93,955
4.000%	10/15/41	106	108,181
4.000%	10/20/41	610	619,910
4.000%	11/20/41	88	89,311
4.000%	12/20/41	43	43,466
4.000%	09/20/42	43	43,821
4.000%	11/20/42	35	36,020
4.000%	08/20/43	17	16,862
4.000%	03/20/45	2,468	2,487,417
4.000%	08/20/45	166	167,524
4.000%	01/15/47	14	14,300
4.000%	01/15/47	19	19,175
4.000%	06/20/47	1,753	1,764,228
4.000%	09/20/47	1,132	1,140,023
4.000%	01/20/48	551	553,760
4.000%	05/20/49	163	164,595
4.000%	10/20/50	3,460	3,468,496
4.500%	TBA	6,310	6,402,678
4.500%	04/20/35	12	12,904
4.500%	05/15/39	6	6,484
4.500%	08/15/39	45	46,805
4.500%	09/15/39	224	233,644
4.500%	09/20/39	3	2,846
4.500%	10/15/39	16	16,308
4.500%	11/15/39	8	8,514
4.500%	11/15/39	13	13,300
4.500%	11/20/39	60	62,571
4.500%	02/15/40	27	28,151
4.500%	02/20/40	520	543,369
4.500%	03/15/40	53	55,115
4.500%	05/20/40	429	448,606
4.500%	06/15/40	3	2,957
4.500%	06/15/40	21	21,581
4.500%	06/15/40	22	22,957
4.500%	06/15/40	73	76,681
4.500%	06/15/40	228	237,104
4.500%	07/15/40	2	1,905
4.500%	07/15/40	8	8,120
4.500%	08/15/40	31	32,273
4.500%	09/15/40	120	124,846
4.500%	09/20/40	246	257,035
4.500%	10/15/40	11	11,137
4.500%	11/20/40	130	135,411
4.500%	02/20/41	576	606,810
4.500%	03/15/41	96	100,050
4.500%	03/20/41	654	677,768

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	05/20/41	2	$1,828
4.500%	05/20/41	43	44,609
4.500%	06/20/41	7	7,779
4.500%	07/20/41	80	83,600
4.500%	08/20/41	495	517,431
4.500%	11/20/41	2	1,827
4.500%	02/20/42	2	2,190
4.500%	05/20/42	14	15,045
4.500%	06/20/43	3	2,737
4.500%	06/20/44	2	2,574
4.500%	10/20/44	2	2,464
4.500%	01/20/45	2	2,356
4.500%	09/15/45	367	382,358
4.500%	01/20/46	299	313,259
4.500%	03/20/46	4	3,871
4.500%	05/20/46	3	2,887
4.500%	07/20/46	115	120,037
4.500%	08/20/46	193	202,673
4.500%	09/20/46	163	166,886
4.500%	01/20/47	439	458,126
5.000%	11/15/33	3	3,598
5.000%	03/20/34	1	627
5.000%	05/15/34	172	178,874
5.000%	07/20/39	95	101,044
5.000%	08/15/39	8	8,670
5.000%	09/15/39	73	77,457
5.000%	10/15/39	15	16,138
5.000%	10/15/39	61	64,246
5.000%	10/20/39	5	4,931
5.000%	02/15/40	162	171,447
5.000%	02/15/40	162	171,447
5.000%	04/15/40	71	74,938
5.000%	05/20/40	377	400,838
5.000%	06/15/40	42	44,234
5.000%	06/15/40	65	69,291
5.000%	06/20/40	269	286,100
5.000%	07/15/40	7	7,533
5.000%	08/15/40	15	15,741
5.000%	08/20/40	205	217,695
5.000%	09/15/40	9	9,682
5.000%	09/15/40	13	14,030
5.000%	09/20/40	138	146,496
5.000%	03/20/41	288	305,843
5.000%	08/20/41	317	336,830
5.000%	06/20/47	368	381,886
5.000%	04/20/48	148	153,369
5.000%	06/20/48	212	218,883
5.000%	09/20/48	1,313	1,352,271
5.000%	12/20/48	1,078	1,109,743
5.000%	05/20/49	73	75,480
5.000%	06/20/49	2,065	2,126,081
5.500%	10/20/32	1	1,080
5.500%	03/20/34	3	3,676
5.500%	01/20/36	661	713,695
5.500%	03/20/48	311	331,623
5.500%	04/20/48	223	235,765
5.500%	05/20/48	104	108,985
5.500%	09/20/48	3	3,019

SEE NOTES TO FINANCIAL STATEMENTS.
A341

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.500%	10/20/48	64	$66,671
5.500%	11/20/48	302	317,289
5.500%	12/20/48	1,162	1,215,270
5.500%	01/20/49	271	281,675
5.500%	03/20/49	393	413,474
5.500%	04/20/49	21	22,108
6.000%	12/20/38	1,014	1,109,601
6.000%	05/15/40	302	332,247
8.000%	09/15/22	—(r)	11
8.500%	06/15/26	1	894

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,011,398,733)			964,426,866

U.S. TREASURY OBLIGATIONS — 5.8%
U.S. Treasury Bonds
2.250%	02/15/52(a)(k)	62,575	51,497,270
2.500%	02/15/46	2,715	2,301,811
2.875%	11/15/46(k)	11,160	10,171,294
2.875%	05/15/52	32,655	30,838,566
3.250%	05/15/42	102,665	100,210,665
4.375%	11/15/39	3,575	4,128,008
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	07/15/24	18,273	18,447,366
0.125%	10/15/24	15,191	15,279,766
0.125%	10/15/26	17	17,080
0.125%	04/15/27	9,573	9,419,034
0.125%	01/15/32	48	45,499
0.125%	02/15/52	26	20,031
0.250%	01/15/25	2,502	2,515,718
0.375%	07/15/23	8,020	8,161,088
0.375%	07/15/25	29	29,654
0.500%	04/15/24	4	3,951
0.625%	04/15/23	9	9,351
0.625%	01/15/24	10,978	11,156,447
0.625%	01/15/26	6,495	6,569,271
0.750%	02/15/42	8	7,240
U.S. Treasury Notes
0.125%	03/31/23	35,785	35,086,074
0.125%	04/30/23	4,188	4,093,606
0.125%	05/31/23(a)	6,619	6,454,818
0.125%	06/30/23	3,985	3,875,879
0.125%	07/31/23	4,578	4,441,018
0.125%	01/15/24	8,691	8,319,256
0.125%	02/15/24	5,527	5,280,012
0.250%	11/15/23	8,955	8,627,233
0.250%	03/15/24(a)	6,356	6,067,994
0.250%	06/15/24	4,570	4,333,110
0.250%	07/31/25	10,656	9,781,875
0.250%	09/30/25	6,968	6,364,832
0.250%	10/31/25	5,919	5,393,226
0.375%	04/15/24	10,107	9,648,237
0.375%	04/30/25(a)	29,700	27,558,352
0.375%	11/30/25	5,130	4,685,133
0.375%	01/31/26	4,577	4,161,137
0.500%	02/28/26	27,915	25,441,905
0.500%	05/31/27	4,314	3,809,127
0.500%	10/31/27	10,584	9,245,289
0.625%	07/31/26	8,430	7,644,570

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
0.625%	08/15/30	6,600	$5,471,812
0.750%	04/30/26	13,200	12,099,656
0.750%	05/31/26	8,957	8,194,955
0.750%	01/31/28	4,847	4,269,147
0.875%	06/30/26	7,393	6,785,965
0.875%	09/30/26	11,500	10,502,734
1.125%	02/28/25	26,761	25,466,855
1.125%	02/28/27	4,564	4,181,052
1.125%	02/29/28	9,151	8,227,321
1.250%	03/31/28	4,610	4,164,847
1.250%	04/30/28	6,928	6,249,814
1.250%	05/31/28	6,064	5,461,864
1.375%	11/15/31	93,920	81,460,925
1.500%	02/15/30	12,936	11,618,145
1.625%	02/15/26	30,400	28,899,000
1.875%	02/28/29(a)	31,860	29,619,844
2.125%	03/31/24	10,000	9,853,125
2.125%	05/15/25	12,658	12,346,300
2.250%	12/31/24	5,000	4,906,641
2.750%	04/30/27	80,600	79,516,937
2.750%	02/15/28	8,494	8,343,930

TOTAL U.S. TREASURY OBLIGATIONS (cost $900,451,338)			838,782,662

TOTAL LONG-TERM INVESTMENTS (cost $12,497,060,715)			12,198,649,340

		Shares

SHORT-TERM INVESTMENTS — 26.2%

AFFILIATED MUTUAL FUNDS — 25.2%
PGIM Core Ultra Short Bond Fund(wa)2,350,577,621			2,350,577,621
PGIM Institutional Money Market Fund (cost $1,306,740,684; includes $1,305,583,037 of cash collateral for securities on loan)(b)(wa)		1,307,855,348	1,306,678,278

TOTAL AFFILIATED MUTUAL FUNDS (cost $3,657,318,305)			3,657,255,899

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(h)(k)(n) — 1.0%
U.S. Treasury Bills
1.354%	09/08/22	149,560	149,107,418

(cost $149,173,014)
TOTAL SHORT-TERM INVESTMENTS (cost $3,806,491,319)			3,806,363,317
TOTAL INVESTMENTS—110.0% (cost $16,303,552,034)			16,005,012,657
Liabilities in excess of other assets(z) — (10.0)%			(1,452,388,018)

NET ASSETS — 100.0%			$14,552,624,639

SEE NOTES TO FINANCIAL STATEMENTS.
A342

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $14,264 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,267,654,717; cash collateral of $1,305,583,037 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2022.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
2,420	2 Year U.S.Treasury Notes	Sep. 2022	$508,237,815	$(1,274,995)
4,065	5 Year U.S.Treasury Notes	Sep. 2022	456,296,250	(928,956)
1,043	10 Year U.S. Treasury Notes	Sep. 2022	123,628,094	(626,961)
3,273	20 Year U.S. Treasury Bonds	Sep. 2022	453,719,625	(2,535,040)
1,081	30 Year U.S. Ultra Treasury Bonds	Sep. 2022	166,845,594	(3,683,151)
123	ASX SPI 200 Index	Sep. 2022	13,713,593	(59,894)
988	Euro STOXX 50 Index	Sep. 2022	35,627,240	(638,049)
236	FTSE 100 Index	Sep. 2022	20,457,408	(640,957)
1,220	Mini MSCI EAFE Index	Sep. 2022	113,252,600	(2,937,504)
1,279	Russell 2000 E-Mini Index	Sep. 2022	109,226,600	(4,033,066)
2,917	S&P 500 E-Mini Index	Sep. 2022	552,698,575	(23,810,730)
162	TOPIX Index	Sep. 2022	22,333,505	(868,044)

				(42,037,347)

Short Positions:
3,135	10 Year U.S. Treasury Notes	Sep. 2022	371,595,469	(1,613,027)
108	10 Year U.S. Ultra Treasury Notes	Sep. 2022	13,756,500	(4,483)

				(1,617,510)

				$(43,654,857)

SEE NOTES TO FINANCIAL STATEMENTS.
A343

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/15/22	Deutsche Bank AG	AUD	500	$361,505	$345,155	$—	$(16,350)
Expiring 07/15/22	JP Morgan Chase Bank, N.A.	AUD	478	330,713	329,968	—	(745)
Expiring 07/15/22	Morgan Stanley & Co. LLC	AUD	6,251	4,436,684	4,315,130	—	(121,554)
Expiring 07/22/22	Barclays Bank PLC	AUD	625	462,317	431,471	—	(30,846)
Expiring 07/22/22	Citibank, N.A.	AUD	1,515	1,072,378	1,045,886	—	(26,492)
Expiring 07/22/22	Citibank, N.A.	AUD	656	477,472	453,123	—	(24,349)
British Pound,
Expiring 07/15/22	Deutsche Bank AG	GBP	60	73,639	73,055	—	(584)
Expiring 07/15/22	Morgan Stanley & Co. LLC	GBP	10,730	13,387,264	13,064,570	—	(322,694)
Expiring 07/22/22	BNP Paribas S.A.	GBP	70	85,090	85,242	152	—
Expiring 07/22/22	BNP Paribas S.A.	GBP	41	51,506	49,928	—	(1,578)
Expiring 07/22/22	Deutsche Bank AG	GBP	34	42,157	41,946	—	(211)
Expiring 07/22/22	JP Morgan Chase Bank, N.A.	GBP	77	93,781	93,766	—	(15)
Expiring 08/19/22	HSBC Bank USA, N.A.	GBP	846	1,065,621	1,031,353	—	(34,268)
Expiring 08/19/22	JP Morgan Chase Bank, N.A.	GBP	852	1,066,290	1,037,749	—	(28,541)
Canadian Dollar,
Expiring 07/15/22	Barclays Bank PLC	CAD	5,392	4,244,657	4,188,993	—	(55,664)
Expiring 07/22/22	Bank of America, N.A.	CAD	1,193	936,559	926,901	—	(9,658)
Expiring 07/22/22	BNP Paribas S.A.	CAD	798	625,185	619,765	—	(5,420)
Expiring 07/22/22	RBC Capital Markets LLC	CAD	1,365	1,062,527	1,060,797	—	(1,730)
Expiring 07/22/22	UBS AG	CAD	2,248	1,753,348	1,746,390	—	(6,958)
Euro,
Expiring 07/15/22	Bank of America, N.A.	EUR	510	540,122	534,973	—	(5,149)
Expiring 07/15/22	HSBC Bank USA, N.A.	EUR	23,943	25,492,647	25,115,900	—	(376,747)
Expiring 08/19/22	Bank of America, N.A.	EUR	424	442,570	445,793	3,223	—
Expiring 08/19/22	BNP Paribas S.A.	EUR	931	974,170	979,064	4,894	—
Expiring 08/19/22	Citibank, N.A.	EUR	95	100,725	99,904	—	(821)
Expiring 08/19/22	Deutsche Bank AG	EUR	419	444,703	440,658	—	(4,045)
Expiring 08/19/22	Goldman Sachs International	EUR	1,004	1,082,002	1,055,643	—	(26,359)
Expiring 08/19/22	HSBC Bank USA, N.A.	EUR	454	486,846	477,438	—	(9,408)
Expiring 08/19/22	UBS AG	EUR	341	360,233	358,578	—	(1,655)
Japanese Yen,
Expiring 07/15/22	HSBC Bank USA, N.A.	JPY	2,588,285	19,341,645	19,092,956	—	(248,689)
Expiring 07/22/22	Bank of America, N.A.	JPY	68,725	535,935	507,180	—	(28,755)
Expiring 07/22/22	BNP Paribas S.A.	JPY	44,715	351,969	329,989	—	(21,980)
Expiring 07/22/22	Citibank, N.A.	JPY	30,110	232,850	222,208	—	(10,642)
Expiring 07/22/22	Morgan Stanley & Co. LLC	JPY	59,570	465,984	439,618	—	(26,366)
Expiring 07/22/22	UBS AG	JPY	120,280	934,450	887,647	—	(46,803)
Expiring 07/27/22	Bank of America, N.A.	JPY	43,835	328,326	323,594	—	(4,732)
New Zealand Dollar,
Expiring 07/22/22	Citibank, N.A.	NZD	680	460,885	424,626	—	(36,259)
Singapore Dollar,
Expiring 07/15/22	Canadian Imperial Bank of Commerce	SGD	2,554	1,848,792	1,838,345	—	(10,447)
Swedish Krona,
Expiring 07/15/22	BNP Paribas S.A.	SEK	53,438	5,391,023	5,226,348	—	(164,675)
Expiring 08/19/22	Bank of America, N.A.	SEK	10,515	1,077,390	1,029,921	—	(47,469)
Expiring 08/19/22	Bank of America, N.A.	SEK	7,811	805,674	765,095	—	(40,579)
Expiring 08/19/22	Bank of America, N.A.	SEK	2,604	268,486	255,031	—	(13,455)
Expiring 09/23/22	JP Morgan Chase Bank, N.A.	SEK	1,870	186,657	183,462	—	(3,195)
Expiring 09/23/22	Morgan Stanley & Co. LLC	SEK	1,400	137,979	137,351	—	(628)
Swiss Franc,
Expiring 07/15/22	Deutsche Bank AG	CHF	9,339	9,570,678	9,791,436	220,758	—
Expiring 07/15/22	UBS AG	CHF	286	298,695	299,856	1,161	—

				$103,790,129	$102,203,802	230,188	(1,816,515)

SEE NOTES TO FINANCIAL STATEMENTS.
A344

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/15/22	Deutsche Bank AG	AUD	882	$606,492	$608,854	$—	$(2,362)
Expiring 07/15/22	Goldman Sachs International	AUD	324	223,702	223,660	42	—
Expiring 07/15/22	RBC Capital Markets LLC	AUD	273	189,854	188,455	1,399	—
Expiring 07/22/22	Barclays Bank PLC	AUD	325	226,335	224,365	1,970	—
Expiring 07/22/22	Barclays Bank PLC	AUD	325	227,443	224,365	3,078	—
Expiring 07/22/22	Citibank, N.A.	AUD	325	228,082	224,365	3,717	—
Expiring 07/22/22	Citibank, N.A.	AUD	300	205,959	207,106	—	(1,147)
Expiring 07/22/22	HSBC Bank USA, N.A.	AUD	240	164,863	165,685	—	(822)
Expiring 07/22/22	JP Morgan Chase Bank, N.A.	AUD	260	178,603	179,492	—	(889)
Expiring 07/22/22	Morgan Stanley & Co. LLC	AUD	625	454,690	431,471	23,219	—
Expiring 07/22/22	UBS AG	AUD	656	465,954	453,123	12,831	—
British Pound,
Expiring 07/15/22	Deutsche Bank AG	GBP	224	273,053	272,737	316	—
Expiring 07/15/22	JP Morgan Chase Bank, N.A.	GBP	241	294,087	293,436	651	—
Expiring 07/22/22	Barclays Bank PLC	GBP	827	1,086,231	1,007,074	79,157	—
Expiring 07/22/22	JP Morgan Chase Bank, N.A.	GBP	734	909,228	893,316	15,912	—
Expiring 08/19/22	Barclays Bank PLC	GBP	187	232,208	228,404	3,804	—
Expiring 08/19/22	Barclays Bank PLC	GBP	154	188,309	187,942	367	—
Expiring 08/19/22	Citibank, N.A.	GBP	846	1,062,396	1,031,353	31,043	—
Expiring 08/19/22	Citibank, N.A.	GBP	510	632,665	621,402	11,263	—
Canadian Dollar,
Expiring 07/15/22	Barclays Bank PLC	CAD	340	262,685	264,142	—	(1,457)
Expiring 07/22/22	Canadian Imperial Bank of Commerce	CAD	3,046	2,416,929	2,366,155	50,774	—
Expiring 07/22/22	Canadian Imperial Bank of Commerce	CAD	297	229,694	230,965	—	(1,271)
Expiring 07/22/22	Goldman Sachs International	CAD	597	465,355	464,163	1,192	—
Expiring 07/22/22	Goldman Sachs International	CAD	596	461,512	462,737	—	(1,225)
Expiring 07/22/22	Goldman Sachs International	CAD	300	230,906	233,061	—	(2,155)
Expiring 07/22/22	Goldman Sachs International	CAD	274	209,879	212,851	—	(2,972)
Expiring 07/22/22	Goldman Sachs International	CAD	219	168,050	170,281	—	(2,231)
Expiring 07/22/22	RBC Capital Markets LLC	CAD	275	213,993	213,640	353	—
Chilean Peso,
Expiring 09/09/22	BNP Paribas S.A.	CLP	327,329	393,926	351,475	42,451	—
Expiring 09/09/22	BNP Paribas S.A.	CLP	327,329	395,282	351,475	43,807	—
Euro,
Expiring 07/15/22	Barclays Bank PLC	EUR	364	379,956	381,824	—	(1,868)
Expiring 07/15/22	JP Morgan Chase Bank, N.A.	EUR	288	303,844	302,102	1,742	—
Expiring 07/15/22	Morgan Stanley & Co. LLC	EUR	710	744,786	744,767	19	—
Expiring 07/15/22	Morgan Stanley & Co. LLC	EUR	213	224,888	223,430	1,458	—
Expiring 07/15/22	State Street Bank and Trust Co.	EUR	1,006	1,052,397	1,055,261	—	(2,864)
Expiring 08/19/22	Bank of America, N.A.	EUR	340	359,040	357,553	1,487	—
Expiring 08/19/22	Bank of America, N.A.	EUR	219	232,779	230,525	2,254	—
Expiring 08/19/22	Barclays Bank PLC	EUR	6,309	6,592,475	6,635,137	—	(42,662)
Expiring 08/19/22	Barclays Bank PLC	EUR	1,011	1,056,031	1,062,865	—	(6,834)
Expiring 08/19/22	BNP Paribas S.A.	EUR	3,397	3,560,609	3,572,766	—	(12,157)
Expiring 08/19/22	BNP Paribas S.A.	EUR	544	570,364	572,311	—	(1,947)
Expiring 08/19/22	BNP Paribas S.A.	EUR	215	231,062	226,053	5,009	—
Expiring 08/19/22	BNP Paribas S.A.	EUR	95	101,776	99,425	2,351	—
Expiring 08/19/22	Deutsche Bank AG	EUR	233	247,382	245,447	1,935	—
Expiring 08/19/22	HSBC Bank USA, N.A.	EUR	330	351,449	347,401	4,048	—
Expiring 08/19/22	HSBC Bank USA, N.A.	EUR	180	187,033	188,885	—	(1,852)
Expiring 08/19/22	HSBC Bank USA, N.A.	EUR	152	161,144	160,217	927	—
Expiring 08/19/22	JP Morgan Chase Bank, N.A.	EUR	605	637,928	636,234	1,694	—
Expiring 08/19/22	JP Morgan Chase Bank, N.A.	EUR	116	124,470	122,104	2,366	—
Expiring 08/19/22	Morgan Stanley & Co. LLC	EUR	1,072	1,155,203	1,127,854	27,349	—
Expiring 08/19/22	Morgan Stanley & Co. LLC	EUR	358	379,669	376,566	3,103	—

SEE NOTES TO FINANCIAL STATEMENTS.
A345

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 08/19/22	Morgan Stanley & Co. LLC	EUR	86	$92,924	$90,741	$2,183	$—
Expiring 08/19/22	State Street Bank and Trust Co.	EUR	4,160	4,391,794	4,374,815	16,979	—
Expiring 08/19/22	State Street Bank and Trust Co.	EUR	666	703,510	700,790	2,720	—
Expiring 08/19/22	State Street Bank and Trust Co.	EUR	189	198,685	198,718	—	(33)
Expiring 08/19/22	UBS AG	EUR	760	813,157	799,237	13,920	—
Japanese Yen,
Expiring 07/15/22	BNP Paribas S.A.	JPY	48,952	362,733	361,104	1,629	—
Expiring 07/22/22	Bank of America, N.A.	JPY	60,115	464,004	443,639	20,365	—
Expiring 07/22/22	Citibank, N.A.	JPY	60,165	463,341	444,009	19,332	—
Expiring 07/22/22	Citibank, N.A.	JPY	59,570	465,940	439,617	26,323	—
Expiring 07/22/22	Goldman Sachs International	JPY	30,110	230,648	222,207	8,441	—
Expiring 07/22/22	HSBC Bank USA, N.A.	JPY	44,715	342,658	329,990	12,668	—
Expiring 07/22/22	UBS AG	JPY	68,725	532,677	507,180	25,497	—
Expiring 07/27/22	Citibank, N.A.	JPY	43,835	324,586	323,594	992	—
Mexican Peso,
Expiring 07/15/22	Citibank, N.A.	MXN	3,639	177,501	180,456	—	(2,955)
New Zealand Dollar,
Expiring 07/22/22	Citibank, N.A.	NZD	680	452,146	424,627	27,519	—
Swedish Krona,
Expiring 07/15/22	Barclays Bank PLC	SEK	3,618	354,797	353,848	949	—
Expiring 08/19/22	Bank of America, N.A.	SEK	10,415	1,062,458	1,020,126	42,332	—
Expiring 08/19/22	Bank of America, N.A.	SEK	6,280	629,068	615,113	13,955	—
Expiring 08/19/22	Bank of America, N.A.	SEK	2,335	232,709	228,708	4,001	—
Expiring 08/19/22	Goldman Sachs International	SEK	1,900	187,691	186,100	1,591	—
Expiring 09/23/22	Citibank, N.A.	SEK	3,270	323,296	320,813	2,483	—
Swiss Franc,
Expiring 07/15/22	Bank of America, N.A.	CHF	199	208,506	208,640	—	(134)
Expiring 07/15/22	Barclays Bank PLC	CHF	203	203,141	212,835	—	(9,694)
Expiring 07/15/22	Deutsche Bank AG	CHF	257	258,807	269,450	—	(10,643)

				$45,429,427	$44,912,634	626,967	(110,174)

						$857,155	$(1,926,689)

Credit default swap agreements outstanding at June 30, 2022:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2022(4)	Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
American Airlines	06/20/23	5.000%(Q)	419	13.534%	$(8,621)	$(31,340)	$(22,719)
Community Healthcare Systems, Inc.	06/20/26	5.000%(Q)	1,717	16.446%	(57,991)	(495,569)	(437,578)
Community Healthcare Systems, Inc.	12/20/26	5.000%(Q)	899	16.369%	(32,344)	(275,795)	(243,451)

					$(98,956)	$(802,704)	$(703,748)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2022(4)	Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.EM.37.V1	06/20/27	1.000%(Q)	5,500	3.388%	$(406,214)	$(550,521)	$(144,307)
CDX.EM.37.V1	06/20/27	1.000%(Q)	236,400	3.388%	(14,620,535)	(23,662,398)	(9,041,863)
CDX.NA.HY.38.V2	06/20/27	5.000%(Q)	171,344	5.757%	9,198,250	(4,764,353)	(13,962,603)

SEE NOTES TO FINANCIAL STATEMENTS.
A346

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Credit default swap agreements outstanding at June 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2022(4)	Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2)(cont’d.):
CDX.NA.IG.38.V1	06/20/27	1.000%(Q)	696,000	1.006%	$7,662,080	$(7,989)	$(7,670,069)

					$1,833,581	$(28,985,261)	$(30,818,842)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$—	$12,754,250
J.P. Morgan Securities	—	131,163,891

Total	$—	$143,918,141

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.
A347

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks	$5,793,126,050	$1,737,947,638	$14,264
Preferred Stocks	10,647,895	682,565	—
Asset-Backed Securities
Automobiles	—	71,314,011	—
Collateralized Loan Obligations	—	105,481,919	—
Equipment	—	2,544,462	—
Other	—	24,769,185	—
Student Loans	—	23,639,985	—
Commercial Mortgage-Backed Securities	—	130,376,989	—
Convertible Bonds	—	5,095,460	—
Corporate Bonds	—	1,948,343,218	—
Municipal Bonds	—	6,396,101	—
Residential Mortgage-Backed Securities	—	193,020,435	—
Sovereign Bonds	—	342,039,635	—
U.S. Government Agency Obligations	—	964,426,866	—
U.S. Treasury Obligations	—	838,782,662	—
Short-Term Investments
Affiliated Mutual Funds	3,657,255,899	—	—
U.S. Treasury Obligation	—	149,107,418	—

Total	$9,461,029,844	$6,543,968,549	$14,264

Other Financial Instruments*
Assets
OTC Forward Foreign Currency Exchange Contracts	$—	$857,155	$—

Liabilities
Futures Contracts	$(43,654,857)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(1,926,689)	—
Centrally Cleared Credit Default Swap Agreements	—	(31,522,590)	—

Total	$(43,654,857)	$(33,449,279)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2022 were as follows:

Affiliated Mutual Funds (9.0% represents investments purchased with collateral from securities on loan)	25.2%
U.S. Treasury Obligations	6.8
U.S. Government Agency Obligations	6.6
Banks	4.8
Software	3.8
Pharmaceuticals	3.8
Technology Hardware, Storage & Peripherals	2.4
Insurance	2.4
Sovereign Bonds	2.3
Equity Real Estate Investment Trusts (REITs)	2.3
Semiconductors & Semiconductor Equipment	2.3
IT Services	2.1
Interactive Media & Services	2.0
Oil, Gas & Consumable Fuels	2.0
Diversified Financial Services	1.7
Chemicals	1.6

Automobiles	1.5%
Residential Mortgage-Backed Securities	1.3
Health Care Providers & Services	1.3
Health Care Equipment & Supplies	1.2
Capital Markets	1.2
Media	1.1
Internet & Direct Marketing Retail	1.1
Metals & Mining	1.1
Beverages	1.1
Biotechnology	1.0
Hotels, Restaurants & Leisure	1.0
Specialty Retail	1.0
Commercial Mortgage-Backed Securities	0.9
Machinery	0.9
Food Products	0.9
Multi-Utilities	0.8
Industrial Conglomerates	0.8

SEE NOTES TO FINANCIAL STATEMENTS.
A348

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Industry Classification (continued):

Telecommunications	0.8%
Real Estate Investment Trusts (REITs)	0.8
Oil & Gas	0.8
Life Sciences Tools & Services	0.7
Pipelines	0.7
Collateralized Loan Obligations	0.7
Electric	0.7
Electric Utilities	0.7
Entertainment	0.7
Food & Staples Retailing	0.6
Diversified Telecommunication Services	0.6
Auto Manufacturers	0.5
Electrical Equipment	0.5
Textiles, Apparel & Luxury Goods	0.5
Aerospace & Defense	0.5
Containers & Packaging	0.5
Wireless Telecommunication Services	0.4
Healthcare-Services	0.4
Personal Products	0.4
Road & Rail	0.4
Household Products	0.4
Electronic Equipment, Instruments & Components	0.4
Commercial Services	0.4
Retail	0.3
Professional Services	0.3
Trading Companies & Distributors	0.3
Energy Equipment & Services	0.3
Auto Components	0.3
Communications Equipment	0.3
Household Durables	0.3
Airlines	0.2
Multiline Retail	0.2
Tobacco	0.2
Real Estate Management & Development	0.2
Air Freight & Logistics	0.2
Other	0.2
Advertising	0.2
Agriculture	0.2
Student Loans	0.2
Building Products	0.2
Commercial Services & Supplies	0.2
Internet	0.1
Health Care Technology	0.1
Auto Parts & Equipment	0.1
Semiconductors	0.1
Healthcare-Products	0.1
Thrifts & Mortgage Finance	0.1
Building Materials	0.1

Paper & Forest Products	0.1%
Packaging & Containers	0.1
Mining	0.1
Leisure Time	0.1
Lodging	0.1
Gas Utilities	0.1
Computers	0.1
Diversified Consumer Services	0.1
Engineering & Construction	0.1
Foods	0.1
Electronics	0.1
Construction Materials	0.1
Gas	0.1
Independent Power & Renewable Electricity Producers	0.1
Real Estate	0.1
Distribution/Wholesale	0.1
Municipal Bonds	0.0	*
Transportation	0.0	*
Construction & Engineering	0.0	*
Mortgage Real Estate Investment Trusts (REITs)	0.0	*
Miscellaneous Manufacturing	0.0	*
Machinery-Diversified	0.0	*
Apparel	0.0	*
Iron/Steel	0.0	*
Leisure Products	0.0	*
Consumer Finance	0.0	*
Environmental Control	0.0	*
Home Builders	0.0	*
Trucking & Leasing	0.0	*
Water	0.0	*
Savings & Loans	0.0	*
Forest Products & Paper	0.0	*
Equipment	0.0	*
Toys/Games/Hobbies	0.0	*
Oil & Gas Services	0.0	*
Water Utilities	0.0	*
Energy-Alternate Sources	0.0	*
Machinery-Construction & Mining	0.0	*
Investment Companies	0.0	*
Home Furnishings	0.0	*
Metal Fabricate/Hardware	0.0	*

	110.0
Liabilities in excess of other assets	(10.0)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2022 as presented in the Statement of Assets and Liabilities:

SEE NOTES TO FINANCIAL STATEMENTS.
A349

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—	Due from/to broker-variation margin swaps	$31,522,590	*
Equity contracts	—	—	Due from/to broker-variation margin futures	32,988,244	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	857,155	Unrealized depreciation on OTC forward foreign currency exchange contracts	1,926,689
Interest rate contracts	—	—	Due from/to broker-variation margin futures	10,666,613	*

		$857,155		$77,104,136

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$(29,673,531)
Equity contracts	(159,417,395)	—	—
Foreign exchange contracts	—	(5,761,862)	—
Interest rate contracts	(147,579,322)	—	—

Total	$(306,996,717)	$(5,761,862)	$(29,673,531)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$(33,224,903)
Equity contracts	(51,353,405)	—	—
Foreign exchange contracts	—	(1,885,394)	—
Interest rate contracts	(14,614,994)	—	—

Total	$(65,968,399)	$(1,885,394)	$(33,224,903)

For the six months ended June 30, 2022, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$2,698,540,986
Futures Contracts - Short Positions (1)	737,694,491
Forward Foreign Currency Exchange Contracts - Purchased (2)	103,876,073
Forward Foreign Currency Exchange Contracts - Sold (2)	30,488,589
Credit Default Swap Agreements - Sell Protection (1)	1,529,283,417

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2022.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

SEE NOTES TO FINANCIAL STATEMENTS.
A350

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$1,267,654,717	$(1,267,654,717)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Bank of America, N.A.	$87,617	$(149,931)	$(62,314)	$—	$(62,314)
Barclays Bank PLC	89,325	(149,025)	(59,700)	—	(59,700)
BNP Paribas S.A.	100,293	(207,757)	(107,464)	—	(107,464)
Canadian Imperial Bank of
Commerce	50,774	(11,718)	39,056	—	39,056
Citibank, N.A.	122,672	(102,665)	20,007	—	20,007
Deutsche Bank AG	223,009	(34,195)	188,814	—	188,814
Goldman Sachs International	11,266	(34,942)	(23,676)	—	(23,676)
HSBC Bank USA, N.A.	17,643	(671,786)	(654,143)	654,143	—
JP Morgan Chase Bank, N.A.	22,365	(33,385)	(11,020)	—	(11,020)
Morgan Stanley & Co. LLC	57,331	(471,242)	(413,911)	413,911	—
RBC Capital Markets LLC	1,752	(1,730)	22	—	22
State Street Bank and Trust Co.	19,699	(2,897)	16,802	—	16,802
UBS AG	53,409	(55,416)	(2,007)	—	(2,007)

	$857,155	$(1,926,689)	$(1,069,534)	$1,068,054	$(1,480)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.
A351

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)	STATEMENT OF OPERATIONS (unaudited)

as of June 30, 2022	Six Months Ended June 30, 2022

ASSETS
Investments at value, including securities on loan of $1,267,654,717:
Unaffiliated investments (cost $12,646,233,729)	$12,347,756,758
Affiliated investments (cost $3,657,318,305)	3,657,255,899
Foreign currency, at value (cost $8,654,057)	8,637,045
Receivable for investments sold	133,980,709
Dividends and interest receivable	47,625,386
Tax reclaim receivable	13,771,968
Due from broker-variation margin futures	8,714,512
Receivable for Portfolio shares sold	2,513,105
Unrealized appreciation on OTC forward foreign currency exchange contracts	857,155
Receivable from affiliate	62,140
Prepaid expenses and other assets	67,111

Total Assets	16,221,241,788

LIABILITIES
Payable to broker for collateral for securities on loan	1,305,583,037
Payable for investments purchased	351,438,734
Payable to affiliate	4,191,766
Management fee payable	3,148,488
Unrealized depreciation on OTC forward foreign currency exchange contracts	1,926,689
Accrued expenses and other liabilities	1,478,147
Distribution fee payable	403,158
Due to broker-variation margin swaps	360,923
Foreign capital gains tax liability accrued	43,344
Payable for Portfolio shares purchased	41,475
Trustees’ fees payable	876
Affiliated transfer agent fee payable	512

Total Liabilities	1,668,617,149

NET ASSETS	$14,552,624,639

Net assets were comprised of:
Partners’ Equity	$14,552,624,639

Net asset value and redemption price per share, $14,552,624,639 / 414,779,861 outstanding shares of beneficial interest	$35.09

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $6,654,774 foreign withholding tax, of which $399,447 is reimbursable by an affiliate)	$92,339,243
Interest income (net of $2,023 foreign withholding tax)	84,798,750
Affiliated dividend income	6,525,820
Income from securities lending, net (including affiliated income of $554,602)	1,043,536

Total income	184,707,349

EXPENSES
Management fee	52,280,732
Distribution fee	21,461,956
Custodian and accounting fees	617,449
Trustees’ fees	131,976
Legal fees and expenses	53,244
Audit fee	29,654
Shareholders’ reports	7,977
Transfer agent’s fees and expenses (including affiliated expense of $1,483)	3,720
Miscellaneous	163,776

Total expenses	74,750,484
Less: Fee waiver and/or expense reimbursement	(867,063)

Net expenses	73,883,421

NET INVESTMENT INCOME (LOSS)	110,823,928

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(123,345)) (net of foreign capital gains taxes $(9,251))	306,589,662
Futures transactions	(306,996,717)
Forward currency contract transactions	(5,761,862)
Swap agreements transactions	(29,673,531)
Foreign currency transactions	(784,262)

(36,626,710)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(50,366)) (net of change in foreign capital gains taxes $219,423)	(3,248,014,350)
Futures	(65,968,399)
Forward currency contracts	(1,885,394)
Swap agreements	(33,224,903)
Foreign currencies	(925,318)

(3,350,018,364)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(3,386,645,074)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,275,821,146)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$110,823,928	$144,574,844
Net realized gain (loss) on investment and foreign currency transactions	(36,626,710)	1,947,018,117
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(3,350,018,364)	(202,607,262)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(3,275,821,146)	1,888,985,699

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [6,108,832 and 844,623 shares, respectively]	224,648,064	33,323,710
Portfolio shares issued in merger [0 and 112,509,601 shares, respectively]	—	4,657,897,485
Portfolio shares purchased [56,394,054 and 48,670,737 shares, respectively]	(2,109,505,369)	(1,965,294,432)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(1,884,857,305)	2,725,926,763

TOTAL INCREASE (DECREASE)	(5,160,678,451)	4,614,912,462
NET ASSETS:
Beginning of period	19,713,303,090	15,098,390,628

End of period	$14,552,624,639	$19,713,303,090

SEE NOTES TO FINANCIAL STATEMENTS.
A352

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended		Year Ended December 31,
	June 30, 2022		2021	2020	2019		2018		2017
Per Share Operating Performance(a) :
Net Asset Value, beginning of period	$42.39		$37.71	$33.51	$27.73		$29.29		$25.38

Income (Loss) From Investment Operations:
Net investment income (loss)	0.25		0.36	0.44	0.60		0.55		0.45
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(7.55)		4.32	3.76	5.18		(2.11)		3.46

Total from investment operations	(7.30)		4.68	4.20	5.78		(1.56)		3.91

Capital Contributions	—		—	—	—	(b)(c)(d)	—	(c)(d)	—

Net Asset Value, end of period	$35.09		$42.39	$37.71	$33.51		$27.73		$29.29

Total Return(e)	(17.22)%		12.41%	12.53%	20.84	%(f)	(5.33	)%(f)	15.41%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$14,553		$19,713	$15,098	$14,946		$12,971		$15,569
Average net assets (in millions)	$17,312		$16,210	$13,597	$14,407		$14,949		$15,030
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.86	%(h)	0.86%	0.88%	0.88%		0.87%		0.88%
Expenses before waivers and/or expense reimbursement	0.87	%(h)	0.87%	0.89%	0.89%		0.88%		0.89%
Net investment income (loss)	1.29	%(h)	0.89%	1.33%	1.94%		1.86%		1.64%
Portfolio turnover rate(i)	97%		189%	169%	72%		61%		66%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Amount rounds to zero.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.
A353

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 83.9%
COMMON STOCKS — 73.7%
Aerospace & Defense — 1.4%
AeroVironment, Inc.*	3,000	$246,600
Airbus SE (France)	47,042	4,579,136
Axon Enterprise, Inc.*	3,300	307,461
CAE, Inc. (Canada)*	15,961	393,321
Dassault Aviation SA (France)	35,034	5,462,849
HEICO Corp. (Class A Stock)	2,674	281,786
Hexcel Corp.	6,710	351,000
Howmet Aerospace, Inc.	39,359	1,237,841
L3Harris Technologies, Inc.	20,482	4,950,499
Leonardo SpA (Italy)	127,271	1,310,095
Mercury Systems, Inc.*	3,500	225,155
Montana Aerospace AG (Germany), 144A*	23,675	365,845
Northrop Grumman Corp.	10,216	4,889,071
Rolls-Royce Holdings PLC (United Kingdom)*	1,129,358	1,145,782
Safran SA (France)	13,477	1,330,965
Spirit AeroSystems Holdings, Inc. (Class A Stock)	7,267	212,923
Thales SA (France)	36,824	4,516,365

		31,806,694

Air Freight & Logistics — 0.2%
Deutsche Post AG (Germany)	35,425	1,331,083
GXO Logistics, Inc.*	5,400	233,658
United Parcel Service, Inc. (Class B Stock)	17,787	3,246,839

		4,811,580

Airlines — 0.0%
Air Arabia PJSC (United Arab Emirates)	729,652	413,931
Allegiant Travel Co.*	800	90,472
JetBlue Airways Corp.*	12,400	103,788
Spirit Airlines, Inc.*	5,000	119,200

		727,391

Auto Components — 0.4%
Autoliv, Inc. (Sweden)	6,130	438,724
Bridgestone Corp. (Japan)	28,200	1,028,258
CIE Automotive SA (Spain)	11,127	275,861
Faurecia SE (France)*(a)	32,888	651,258
Fuyao Glass Industry Group Co. Ltd. (China) (Class A Stock)	88,746	554,055
Gentex Corp.	15,162	424,081
Huayu Automotive Systems Co. Ltd. (China) (Class A Stock)	193,700	665,867
Kendrion NV (Netherlands)	6,623	108,965
Lear Corp.	3,560	448,168
Magna International, Inc. (Canada)(a)	14,889	817,406
Musashi Seimitsu Industry Co. Ltd. (Japan)	32,300	329,186
NGK Spark Plug Co. Ltd. (Japan)	21,900	396,886
Nifco, Inc. (Japan)	11,900	276,816
Nippon Seiki Co. Ltd. (Japan)	39,300	249,743
Stanley Electric Co. Ltd. (Japan)	111,500	1,818,942
Tenneco, Inc. (Class A Stock)*	14,700	252,252

	Shares	Value

COMMON STOCKS (continued)
Auto Components (cont’d.)
Toyo Tire Corp. (Japan)	33,900	$421,842

		9,158,310

Automobiles — 0.8%
General Motors Co.*	26,143	830,302
Knaus Tabbert AG (Germany)	4,913	130,546
Lucid Group, Inc.*(a)	15,382	263,955
Maruti Suzuki India Ltd. (India)	12,462	1,342,232
Mercedes-Benz Group AG (Germany)	24,524	1,418,821
Rivian Automotive, Inc. (Class A Stock)*	2,765	71,171
Stellantis NV	88,482	1,093,100
Suzuki Motor Corp. (Japan)	39,000	1,223,141
Tesla, Inc.*	13,087	8,813,048
Toyota Motor Corp. (Japan)	213,100	3,275,677
Zhejiang Shuanghuan Driveline Co. Ltd. (China) (Class A Stock)	158,300	753,098

		19,215,091

Banks — 3.2%
Axis Bank Ltd. (India)*	280,696	2,267,647
Banco Comercial Portugues SA (Portugal) (Class R Stock)	2,925,484	508,840
Bank Central Asia Tbk PT (Indonesia)	6,252,000	3,044,053
Bank of America Corp.	228,266	7,105,921
BankUnited, Inc.	17,200	611,804
BAWAG Group AG (Austria), 144A*	60,685	2,542,227
BNP Paribas SA (France)	47,892	2,295,364
Capitec Bank Holdings Ltd. (South Africa)	7,434	905,262
Citigroup, Inc.	997	45,852
Eagle Bancorp, Inc.	10,430	494,486
East West Bancorp, Inc.	9,353	606,074
Erste Group Bank AG (Austria)	38,295	966,539
FinecoBank Banca Fineco SpA (Italy)	47,223	566,386
First Business Financial Services, Inc.	15,288	476,833
First Citizens BancShares, Inc. (Class A Stock)	590	385,730
First Internet Bancorp	4,928	181,449
Hilltop Holdings, Inc.(a)	13,200	351,912
Home BancShares, Inc.	29,180	606,069
HSBC Holdings PLC (United Kingdom)	314,185	2,054,129
ICICI Bank Ltd. (India), ADR(a)	71,050	1,260,427
ING Groep NV (Netherlands)	383,169	3,799,787
JPMorgan Chase & Co.	139,440	15,702,338
KBC Group NV (Belgium)	20,075	1,127,094
Kotak Mahindra Bank Ltd. (India)	37,674	793,801
Lloyds Banking Group PLC (United Kingdom)	3,145,209	1,619,727
Mitsubishi UFJ Financial Group, Inc. (Japan)	325,300	1,735,958
National Bank of Canada (Canada)	19,698	1,292,643
Nicolet Bankshares, Inc.*	4,048	292,832
OTP Bank Nyrt (Hungary)	29,077	650,011
Pacific Premier Bancorp, Inc.	16,596	485,267
Park National Corp.(a)	4,688	568,420
Pinnacle Financial Partners, Inc.	7,486	541,313
Popular, Inc. (Puerto Rico)	2,500	192,325
Renasant Corp.	14,730	424,371

SEE NOTES TO FINANCIAL STATEMENTS.
A354

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Seacoast Banking Corp. of Florida	16,179	$534,554
Shore Bancshares, Inc.	5,750	106,375
SouthState Corp.	7,790	600,999
Standard Chartered PLC (United Kingdom)	89,521	673,952
Swedbank AB (Sweden) (Class A Stock)	212,535	2,685,202
TCS Group Holding PLC (Russia), GDR*^	8,149	1
UniCredit SpA (Italy)	82,565	787,922
United Overseas Bank Ltd. (Singapore)	99,700	1,885,433
Webster Financial Corp.	14,197	598,404
Wells Fargo & Co.	189,704	7,430,706
WesBanco, Inc.	16,463	522,042
Western Alliance Bancorp	21,020	1,484,012

		73,812,493

Beverages — 1.3%
Asahi Group Holdings Ltd. (Japan)	48,700	1,591,609
Boston Beer Co., Inc. (The) (Class A Stock)*	293	88,770
Carlsberg A/S (Denmark) (Class B Stock)	9,849	1,260,622
Coca-Cola Co. (The)	107,889	6,787,297
Coca-Cola Consolidated, Inc.	580	327,062
Diageo PLC (United Kingdom)	30,054	1,294,180
Keurig Dr. Pepper, Inc.	197,330	6,983,509
Kirin Holdings Co. Ltd. (Japan)	16,200	255,045
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	5,367	1,641,073
Monster Beverage Corp.*	32,695	3,030,827
National Beverage Corp.	1,420	69,495
PepsiCo, Inc.	24,655	4,109,002
Treasury Wine Estates Ltd. (Australia)	141,343	1,108,527
Tsingtao Brewery Co. Ltd. (China) (Class H Stock)	68,000	706,909

		29,253,927

Biotechnology — 1.5%
AbbVie, Inc.	108,615	16,635,473
Abcam PLC (United Kingdom)*	54,516	782,308
ACADIA Pharmaceuticals, Inc.*(a)	6,100	85,949
AIM ImmunoTech, Inc.*(a)	116,800	91,104
Alkermes PLC*	11,655	347,202
Alnylam Pharmaceuticals, Inc.*	4,080	595,068
Apellis Pharmaceuticals, Inc.*	4,125	186,532
Argenx SE (Netherlands), ADR*(a)	3,486	1,320,776
BioMarin Pharmaceutical, Inc.*	5,766	477,828
BioNTech SE (Germany), ADR(a)	6,656	992,410
Blueprint Medicines Corp.*(a)	6,850	345,993
Bridgebio Pharma, Inc.*(a)	8,900	80,812
Denali Therapeutics, Inc.*	5,600	164,808
Exact Sciences Corp.*(a)	7,054	277,857
Exelixis, Inc.*	15,300	318,546
Fate Therapeutics, Inc.*(a)	5,400	133,812
Genmab A/S (Denmark)*	4,705	1,528,519
Genprex, Inc.*(a)	67,800	94,242
Genus PLC (United Kingdom)	13,667	416,870
Global Blood Therapeutics, Inc.*	6,458	206,333

	Shares	Value

COMMON STOCKS (continued)
Biotechnology (cont’d.)
Horizon Therapeutics PLC*	7,500	$598,200
IGM Biosciences, Inc.*(a)	4,945	89,158
Insmed, Inc.*(a)	15,400	303,688
Intellia Therapeutics, Inc.*	3,300	170,808
Ionis Pharmaceuticals, Inc.*	10,079	373,125
Iovance Biotherapeutics, Inc.*	10,900	120,336
Mirati Therapeutics, Inc.*	2,900	194,677
Moderna, Inc.*	7,640	1,091,374
Neurocrine Biosciences, Inc.*	6,028	587,609
Novavax, Inc.*(a)	2,300	118,289
PharmaCyte Biotech, Inc.*(a)	25,600	57,856
RAPT Therapeutics, Inc.*	5,200	94,900
Regeneron Pharmaceuticals, Inc.*	4,163	2,460,874
Regulus Therapeutics, Inc.*	9,460	19,582
Sage Therapeutics, Inc.*	4,670	150,841
Sarepta Therapeutics, Inc.*	3,400	254,864
Scholar Rock Holding Corp.*	14,006	76,893
Seagen, Inc.*	4,588	811,801
TG Therapeutics, Inc.*	13,300	56,525
Turning Point Therapeutics, Inc.*	1,596	120,099
Twist Bioscience Corp.*	5,100	178,296
Ultragenyx Pharmaceutical, Inc.*	14,260	850,752
United Therapeutics Corp.*	1,445	340,500
Xencor, Inc.*	7,410	202,812
Zealand Pharma A/S (Denmark)*	16,501	216,124
Zentalis Pharmaceuticals, Inc.*	3,400	95,540

		34,717,965

Building Products — 0.4%
American Woodmark Corp.*	4,740	213,347
Apogee Enterprises, Inc.	10,990	431,028
Armstrong World Industries, Inc.	2,300	172,408
Assa Abloy AB (Sweden) (Class B Stock)	55,309	1,178,290
Astral Ltd. (India)	23,277	489,281
Blue Star Ltd. (India)	26,182	300,110
Carel Industries SpA (Italy), 144A	41,752	831,220
Carlisle Cos., Inc.	1,617	385,832
Cornerstone Building Brands, Inc.*	8,112	198,663
Daikin Industries Ltd. (Japan)	7,800	1,247,700
Genuit Group PLC (United Kingdom)	63,234	294,922
Gibraltar Industries, Inc.*	3,409	132,099
Guangdong Kinlong Hardware Products Co. Ltd. (China) (Class A Stock)	19,500	378,030
Nitto Boseki Co. Ltd. (Japan)(a)	7,600	130,629
Sanwa Holdings Corp. (Japan)	25,600	244,714
Simpson Manufacturing Co., Inc.	5,900	593,599
Trane Technologies PLC	5,208	676,363
Trex Co., Inc.*(a)	6,260	340,669

		8,238,904

Capital Markets — 2.4%
Affiliated Managers Group, Inc.	2,000	233,200
AJ Bell PLC (United Kingdom)	62,105	202,690
Ares Management Corp. (Class A Stock)	7,953	452,208
Ashford, Inc.*	2,410	33,664
Avanza Bank Holding AB (Sweden)	23,269	390,986
Blackstone, Inc.	18,700	1,706,001

SEE NOTES TO FINANCIAL STATEMENTS.
A355

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Capital Markets (cont’d.)
Blucora, Inc.*	19,400	$358,124
Blue Owl Capital, Inc.(a)	23,466	235,364
Bridgepoint Group PLC (United Kingdom), 144A	244,112	723,584
Charles Schwab Corp. (The)	181,113	11,442,719
CME Group, Inc.	18,315	3,749,080
Coinbase Global, Inc. (Class A Stock)*(a)	737	34,654
Deutsche Boerse AG (Germany)	13,298	2,227,154
flatexDEGIRO AG (Germany)*(a)	31,188	297,417
Goldman Sachs Group, Inc. (The)	17,039	5,060,924
Greenhill & Co., Inc.	14,848	136,899
Intermediate Capital Group PLC (United Kingdom)	46,451	739,852
Investec PLC (United Kingdom)	136,860	744,430
Julius Baer Group Ltd. (Switzerland)	71,868	3,312,856
KKR & Co., Inc.	13,923	644,496
London Stock Exchange Group PLC (United Kingdom)	27,445	2,553,315
LPL Financial Holdings, Inc.(a)	2,890	533,147
Molten Ventures PLC (United Kingdom)*	102,561	522,037
Morgan Stanley	54,654	4,156,983
MSCI, Inc.	688	283,559
Ninety One PLC (United Kingdom)	40,451	97,134
Partners Group Holding AG (Switzerland)	2,575	2,318,431
S&P Global, Inc.	8,515	2,870,066
Tikehau Capital SCA (France)	14,865	303,111
TMX Group Ltd. (Canada)	34,832	3,544,897
Tradeweb Markets, Inc. (Class A Stock)	3,379	230,617
UBS Group AG (Switzerland)	112,854	1,822,413
Van Lanschot Kempen NV (Netherlands)	12,054	282,030
Virtus Investment Partners, Inc.	2,210	377,954
XP, Inc. (Brazil) (Class A Stock)*	94,542	1,697,974
Yangzijiang Financial Holding Ltd. (Singapore)*	1,179,100	349,812

		54,669,782

Chemicals — 1.8%
Air Products & Chemicals, Inc.	5,940	1,428,451
Akzo Nobel NV (Netherlands)	66,004	4,330,385
Covestro AG (Germany), 144A	36,308	1,258,218
Croda International PLC (United Kingdom)	8,276	651,155
DIC Corp. (Japan)	58,300	1,031,425
Fine Organic Industries Ltd. (India)	3,251	198,592
FMC Corp.	15,378	1,645,600
GCP Applied Technologies, Inc.*	8,265	258,529
Huntsman Corp.(a)	20,593	583,812
Incitec Pivot Ltd. (Australia)	227,130	519,519
International Flavors & Fragrances, Inc.	30,317	3,611,361
Koninklijke DSM NV (Netherlands)	6,071	874,600
Linde PLC (United Kingdom) (NYSE)	13,980	4,019,669
Linde PLC (United Kingdom) (BATE)(a)	9,288	2,662,302
Nippon Sanso Holdings Corp. (Japan)	32,800	522,252
Nippon Shokubai Co. Ltd. (Japan)	16,200	625,604
Nippon Soda Co. Ltd. (Japan)	19,400	623,350

	Shares	Value

COMMON STOCKS (continued)
Chemicals (cont’d.)
Nutrien Ltd. (Canada)(a)	51,884	$4,134,636
Quaker Chemical Corp.(a)	1,260	188,395
RPM International, Inc.	25,182	1,982,327
Sakata INX Corp. (Japan)	52,400	352,784
Scotts Miracle-Gro Co. (The)(a)	5,269	416,198
Sherwin-Williams Co. (The)	35,113	7,862,152
Sumitomo Seika Chemicals Co. Ltd. (Japan)	9,400	199,954
Tronox Holdings PLC (Class A Stock)	13,100	220,080
Valvoline, Inc.	15,287	440,724
Victrex PLC (United Kingdom)	19,711	429,356

		41,071,430

Commercial Services & Supplies — 0.6%
ARC Document Solutions, Inc,	63,502	167,010
Brady Corp. (Class A Stock)	3,400	160,616
Cintas Corp,	1,803	673,475
Clean Harbors, Inc.*	4,164	365,058
Deluxe Corp,	8,000	173,360
Downer EDI Ltd. (Australia)	365,943	1,276,505
GEO Group, Inc. (The), REIT*	13,100	86,460
IAA, Inc.*	7,111	233,027
KAR Auction Services, Inc.*	9,311	137,523
Republic Services, Inc.	29,882	3,910,657
SPIE SA (France)	31,113	677,540
Stericycle, Inc.*	8,110	355,624
UniFirst Corp.	677	116,566
Waste Connections, Inc.	48,829	6,052,843

		14,386,264

Communications Equipment — 0.2%
CommScope Holding Co., Inc.*	25,300	154,836
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira (Brazil)	46,000	218,246
Lumentum Holdings, Inc.*(a)	5,327	423,070
Motorola Solutions, Inc.	8,663	1,815,765
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	187,634	1,399,164
Viavi Solutions, Inc.*	31,287	413,927

		4,425,008

Construction & Engineering — 0.1%
Arcosa, Inc.	11,000	510,730
Comfort Systems USA, Inc.	2,500	207,875
MasTec, Inc.*	8,200	587,612

		1,306,217

Construction Materials — 0.1%
HeidelbergCement AG (Germany)	15,371	739,052
Taiheiyo Cement Corp. (Japan)	76,500	1,139,872

		1,878,924

Consumer Finance — 0.2%
Aiful Corp. (Japan)	228,500	589,686
Ally Financial, Inc.	6,950	232,894
American Express Co.	10,089	1,398,537
CreditAccess Grameen Ltd. (India)*	22,621	291,771

SEE NOTES TO FINANCIAL STATEMENTS.
A356

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Consumer Finance (cont’d.)
Funding Circle Holdings PLC (United Kingdom), 144A*	217,127	$149,945
LendingTree, Inc.*	1,680	73,618
PROG Holdings, Inc.*(a)	5,257	86,741
Shriram Transport Finance Co. Ltd. (India)	87,751	1,430,775
SLM Corp.	19,785	315,373
SoFi Technologies, Inc.*(a)	21,563	113,637
Upstart Holdings, Inc.*(a)	2,600	82,212

		4,765,189

Containers & Packaging — 0.5%
Amcor PLC, CDI	94,124	1,170,131
Avery Dennison Corp.	16,172	2,617,762
Ball Corp.	53,888	3,705,878
Crown Holdings, Inc.	5,100	470,067
Graphic Packaging Holding Co.	21,800	446,900
Mayr Melnhof Karton AG (Austria)	2,102	356,996
O-I Glass, Inc.*	18,100	253,400
Packaging Corp. of America	5,087	699,462
Sealed Air Corp.	27,633	1,594,977

		11,315,573

Distributors — 0.0%
PALTAC Corp. (Japan)	3,400	105,381

Diversified Consumer Services — 0.1%
2U, Inc.*	11,400	119,358
Arco Platform Ltd. (Brazil) (Class A Stock)*(a)	21,217	316,770
Bright Horizons Family Solutions, Inc.*	6,148	519,629
Frontdoor, Inc.*	1,050	25,284
Graham Holdings Co. (Class B Stock)	580	328,767
IDP Education Ltd. (Australia)	20,085	329,364
Service Corp. International	6,130	423,705
Terminix Global Holdings, Inc.*	7,600	308,940

		2,371,817

Diversified Financial Services — 0.3%
Apollo Global Management, Inc.	38,855	1,883,690
Banca Mediolanum SpA (Italy)	232,736	1,536,563
eGuarantee, Inc. (Japan)	10,800	170,493
Equitable Holdings, Inc.	15,962	416,129
Hypoport SE (Germany)*	850	168,655
ORIX Corp. (Japan)	101,500	1,697,279
Syncona Ltd.*	121,105	300,774
Tokyo Century Corp. (Japan)	10,300	339,638
Voya Financial, Inc.(a)	10,355	616,433

		7,129,654

Diversified Telecommunication Services — 0.7%
ATN International, Inc.(a)	7,870	369,182
Deutsche Telekom AG (Germany)	287,215	5,704,514
Helios Towers PLC (Tanzania)*	258,046	379,774
Indus Towers Ltd. (India)	328,208	871,355
KT Corp. (South Korea)	7,203	202,381
KT Corp. (South Korea), ADR(a)	74,524	1,040,355
Liberty Global PLC (United Kingdom) (Class C Stock)*	6,667	147,274

	Shares	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (cont’d.)
Liberty Latin America Ltd. (Chile) (Class A Stock)*	16,092	$125,518
Liberty Latin America Ltd. (Chile) (Class C Stock)*(a)	10,151	79,076
Nippon Telegraph & Telephone Corp. (Japan)	240,600	6,908,011
Sarana Menara Nusantara Tbk PT (Indonesia)	22,251,000	1,646,121

		17,473,561

Electric Utilities — 1.7%
American Electric Power Co., Inc.	49,952	4,792,395
Duke Energy Corp.	35,258	3,780,010
EDP - Energias do Brasil SA (Brazil)	191,942	749,657
Enel SpA (Italy)	393,463	2,156,143
Exelon Corp.	4,238	192,066
Iberdrola SA (Spain)	221,356	2,295,154
IDACORP, Inc.	1,996	211,416
NextEra Energy, Inc.	84,162	6,519,189
OGE Energy Corp.	8,268	318,814
PG&E Corp.*	63,848	637,203
Southern Co. (The)	170,487	12,157,428
Via Renewables, Inc.(a)	33,000	252,780
Xcel Energy, Inc.	62,090	4,393,488

		38,455,743

Electrical Equipment — 0.6%
Eaton Corp. PLC	23,814	3,000,326
Hongfa Technology Co. Ltd. (China) (Class A Stock)	88,340	552,981
Hubbell, Inc.	17,176	3,067,290
Idec Corp. (Japan)(a)	17,000	349,573
Mitsubishi Electric Corp. (Japan)	124,300	1,346,487
NARI Technology Co. Ltd. (China) (Class A Stock)	371,136	1,499,578
Plug Power, Inc.*(a)	17,814	295,178
Polycab India Ltd. (India)	14,031	393,217
Prysmian SpA (Italy)	37,682	1,036,800
Rockwell Automation, Inc.	2,314	461,203
Shenzhen Megmeet Electrical Co. Ltd. (China) (Class A Stock)	120,700	473,599
Shoals Technologies Group, Inc. (Class A Stock)*	7,870	129,698
Signify NV, 144A	29,848	991,265
Sunrun, Inc.*(a)	10,500	245,280
Thermon Group Holdings, Inc.*	15,745	221,217
TPI Composites, Inc.*(a)	14,200	177,500
Zhejiang HangKe Technology, Inc. Co. (China) (Class A Stock)	24,184	252,514

		14,493,706

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp. (Class A Stock)	29,424	1,894,317
Avnet, Inc.	13,357	572,748
Chroma ATE, Inc. (Taiwan)	47,000	241,357
Cognex Corp.	9,176	390,163
Coherent, Inc.*	1,630	433,939
Corning, Inc.	51,657	1,627,712

SEE NOTES TO FINANCIAL STATEMENTS.
A357

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Daiwabo Holdings Co. Ltd. (Japan)	45,600	$593,925
Horiba Ltd. (Japan)	6,100	259,143
Itron, Inc.*	5,900	291,637
Keyence Corp. (Japan)	3,100	1,052,459
Littelfuse, Inc.	2,807	713,090
Murata Manufacturing Co. Ltd. (Japan)	31,200	1,707,442
National Instruments Corp.	13,834	432,036
Nippon Ceramic Co. Ltd. (Japan)	9,900	148,820
Renishaw PLC (United Kingdom)	8,873	384,904
Sensirion Holding AG (Switzerland), 144A*	2,062	208,968
Shimadzu Corp. (Japan)	33,300	1,055,547
Taiyo Yuden Co. Ltd. (Japan)(a)	6,400	216,500
TE Connectivity Ltd. (Switzerland)	45,506	5,149,004

		17,373,711

Energy Equipment & Services — 0.3%
Baker Hughes Co.(a)	83,291	2,404,611
China Oilfield Services Ltd. (China) (Class A Stock)	171,700	357,371
Halliburton Co.	23,479	736,302
Helmerich & Payne, Inc.	13,189	567,918
Liberty Energy, Inc. (Class A Stock)*	18,728	238,969
Modec, Inc. (Japan)	27,200	235,254
Natural Gas Services Group, Inc.*	21,188	233,068
Oceaneering International, Inc.*	27,989	298,923
TechnipFMC PLC (United Kingdom)*	36,736	247,233
Worley Ltd. (Australia)	174,031	1,708,835
Yantai Jereh Oilfield Services Group Co. Ltd. (China) (Class A Stock)	45,600	275,028

		7,303,512

Entertainment — 0.6%
AMC Entertainment Holdings, Inc. (Class A Stock)*(a)	9,999	135,486
CTS Eventim AG & Co. KGaA (Germany)*	5,655	295,606
Frontier Developments PLC (United Kingdom)*	16,127	271,247
Liberty Media Corp.-Liberty Formula One (Class A Stock)*	7,001	405,848
Liberty Media Corp.-Liberty Formula One (Class C Stock) *	31,915	2,025,645
Live Nation Entertainment, Inc.*	13,824	1,141,586
Netflix, Inc.*	4,400	769,428
Roku, Inc.*(a)	3,910	321,167
Sea Ltd. (Singapore), ADR*(a)	22,317	1,492,115
Spotify Technology SA*	3,772	353,927
Walt Disney Co. (The)*	65,435	6,177,064
Warner Music Group Corp. (Class A Stock)	1,344	32,740
World Wrestling Entertainment, Inc. (Class A Stock)(a)	3,900	243,711

		13,665,570

Equity Real Estate Investment Trusts (REITs) — 4.4%
Acadia Realty Trust(a)	88,267	1,378,731
Alexandria Real Estate Equities, Inc.(a)	15,738	2,282,482

	Shares	Value

COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
American Homes 4 Rent (Class A Stock)(a)	55,999	$1,984,605
American Tower Corp.	37,485	9,580,791
Americold Realty Trust, Inc.(a)	6,800	204,272
Apartment Income REIT Corp.	15,909	661,814
Apple Hospitality REIT, Inc.(a)	105,781	1,551,807
AvalonBay Communities, Inc.	24,579	4,774,471
Braemar Hotels & Resorts, Inc.(a)	29,418	126,203
Camden Property Trust	23,775	3,197,262
Centerspace(a)	3,570	291,133
Crown Castle International Corp.	29,318	4,936,565
CubeSmart	75,328	3,218,012
Derwent London PLC (United Kingdom)	13,354	425,214
Douglas Emmett, Inc.(a)	62,282	1,393,871
EastGroup Properties, Inc.(a)	12,017	1,854,584
Equinix, Inc.	7,820	5,137,896
Equity LifeStyle Properties, Inc.	68,549	4,830,648
Equity Residential	103,026	7,440,538
Essex Property Trust, Inc.	8,910	2,330,054
Extra Space Storage, Inc.(a)	3,557	605,117
Federal Realty OP LP	3,522	337,196
Great Portland Estates PLC (United Kingdom)	111,650	781,939
Healthcare Trust of America, Inc. (Class A Stock)	20,921	583,905
Host Hotels & Resorts, Inc.	217,197	3,405,649
Independence Realty Trust, Inc.	24,290	503,532
Inmobiliaria Colonial Socimi SA (Spain)	37,292	238,667
Innovative Industrial Properties, Inc.(a)	1,600	175,792
Invitation Homes, Inc.	22,729	808,698
JBG SMITH Properties(a)	12,500	295,500
Kilroy Realty Corp.(a)	20,703	1,083,388
Kimco Realty Corp.(a)	24,548	485,314
National Retail Properties, Inc.	8,575	368,725
National Storage Affiliates Trust	6,200	310,434
Office Properties Income Trust	7,701	153,635
Omega Healthcare Investors, Inc.(a)	9,900	279,081
Pebblebrook Hotel Trust(a)	54,256	899,022
Power REIT*	5,684	72,357
Prologis, Inc.(a)	58,997	6,940,997
PS Business Parks, Inc.	7,136	1,335,502
Public Storage	12,985	4,060,020
Rayonier, Inc.(a)	32,393	1,210,850
Regency Centers Corp.	28,150	1,669,576
Rexford Industrial Realty, Inc.	44,045	2,536,552
RLJ Lodging Trust	28,168	310,693
RPT Realty	21,588	212,210
Sabra Health Care REIT, Inc.(a)	27,639	386,117
SBA Communications Corp.	11,252	3,601,203
Simon Property Group, Inc.	19,667	1,866,792
SL Green Realty Corp.(a)	9,852	454,670
STAG Industrial, Inc.	7,678	237,097
Summit Industrial Income REIT (Canada)	19,000	252,556
Sun Communities, Inc.(a)	5,140	819,110
Terreno Realty Corp.(a)	34,711	1,934,444
Urban Edge Properties(a)	26,569	404,114
Ventas, Inc.	13,631	701,042

SEE NOTES TO FINANCIAL STATEMENTS.
A358

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Welltower, Inc.	34,910	$2,874,838
WP Carey, Inc.(a)	3,524	291,999
Xenia Hotels & Resorts, Inc.*	11,924	173,256

		101,262,542

Food & Staples Retailing — 0.9%
Casey’s General Stores, Inc.(a)	2,560	473,549
Costco Wholesale Corp.	3,531	1,692,338
CP ALL PCL (Thailand)	892,200	1,516,512
Jeronimo Martins SGPS SA (Portugal)	56,121	1,221,331
MatsukiyoCocokara & Co. (Japan)	37,600	1,517,792
Ocado Group PLC (United Kingdom)*	63,063	598,356
Performance Food Group Co.*	5,088	233,946
PriceSmart, Inc.	3,070	219,904
Seven & i Holdings Co. Ltd. (Japan)	66,500	2,578,770
Shop Apotheke Europe NV (Netherlands), 144A*(a)	14,628	1,302,280
Sprouts Farmers Market, Inc.*(a)	13,912	352,252
United Natural Foods, Inc.*	5,876	231,514
Walmart, Inc	83,358	10,134,666

		22,073,210

Food Products — 0.9%
Barry Callebaut AG (Switzerland)	735	1,639,337
Bunge Ltd.	4,158	377,089
Cal-Maine Foods, Inc.	9,520	470,383
Darling Ingredients, Inc.*	13,163	787,147
Edita Food Industries SAE (Egypt), 144A, GDR^	3,964	7,601
Edita Food Industries SAE (Egypt), GDR^	16,345	31,340
Freshpet, Inc.*	2,254	116,960
Ingredion, Inc.	4,130	364,101
Lotus Bakeries NV (Belgium)	33	181,411
McCormick & Co., Inc.	10,190	848,317
Mondelez International, Inc. (Class A Stock)	122,668	7,616,456
Nestle SA	55,022	6,420,825
Post Holdings, Inc.*(a)	3,780	311,283
Simply Good Foods Co. (The)*	6,402	241,804
Tingyi Cayman Islands Holding Corp. (China)	296,000	506,814

		19,920,868

Gas Utilities — 0.2%
Atmos Energy Corp.(a)	16,807	1,884,065
China Resources Gas Group Ltd. (China)	150,500	706,451
National Fuel Gas Co.(a)	9,637	636,524
Southwest Gas Holdings, Inc	6,605	575,163

		3,802,203

Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	29,782	3,235,814
Alcon, Inc. (Switzerland)	34,007	2,367,796
Align Technology, Inc.*	1,004	237,617
Ambu A/S (Denmark) (Class B Stock)(a)	13,819	134,238

	Shares	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (cont’d.)
Becton, Dickinson & Co.	77,878	$19,199,263
BioMerieux (France)	1,881	183,896
Cochlear Ltd. (Australia)	3,699	506,695
Cooper Cos., Inc. (The)	3,136	981,944
CryoPort, Inc.*(a)	3,600	111,528
DiaSorin SpA (Italy)	9,168	1,204,333
Eiken Chemical Co. Ltd. (Japan)	25,500	335,015
Enovis Corp.*	5,159	283,745
Envista Holdings Corp.*	5,846	225,305
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	52,631	655,124
Haemonetics Corp.*	3,560	232,041
ICU Medical, Inc.*	900	147,951
Insulet Corp.*	3,301	719,420
Intuitive Surgical, Inc.*	20,090	4,032,264
Koninklijke Philips NV (Netherlands)	162,585	3,501,336
Masimo Corp.*	2,450	320,142
Medtronic PLC	16,644	1,493,799
Meridian Bioscience, Inc.*	7,900	240,318
Nakanishi, Inc. (Japan)	20,600	362,599
Nevro Corp.*	3,300	144,639
Nipro Corp. (Japan)	64,600	507,238
Novocure Ltd.*(a)	3,766	261,737
OraSure Technologies, Inc.*	21,000	56,910
Outset Medical, Inc.*	5,486	81,522
Penumbra, Inc.*	2,600	323,752
Qingdao Haier Biomedical Co. Ltd. (China) (Class A Stock)	56,226	612,410
QuidelOrtho Corp.*	2,040	198,247
ReShape Lifesciences, Inc.*(a)	65,100	37,550
Shandong Pharmaceutical Glass Co. Ltd. (China) (Class A Stock)	272,300	1,137,713
Shandong Weigao Group Medical Polymer Co. Ltd. (China) (Class H Stock)	318,800	371,161
Shockwave Medical, Inc.*	2,413	461,293
Smith & Nephew PLC (United Kingdom)	172,579	2,405,106
STERIS PLC	3,189	657,412
Stryker Corp.	22,963	4,568,030
Teleflex, Inc.	2,073	509,647

		53,046,550

Health Care Providers & Services — 2.9%
Ambea AB (Sweden), 144A	31,136	142,611
Amedisys, Inc.*(a)	2,760	290,131
Amplifon SpA (Italy)	44,282	1,359,397
Apollo Medical Holdings, Inc.*(a)	4,300	165,937
Centene Corp.*	91,585	7,749,007
Chemed Corp.	810	380,206
Cigna Corp.	17,897	4,716,217
CVS Group PLC (United Kingdom)	16,620	336,306
dentalcorp Holdings Ltd. (Canada)*	32,761	303,126
Dr. Lal PathLabs Ltd. (India), 144A	5,465	149,886
Elevance Health, Inc.	25,858	12,478,554
Fresenius SE & Co. KGaA (Germany)	37,616	1,141,592
Guardant Health, Inc.*	4,800	193,632
HCA Healthcare, Inc.	10,764	1,808,998
Humana, Inc.	5,618	2,629,617

SEE NOTES TO FINANCIAL STATEMENTS.
A359

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Health Care Providers & Services (cont’d.)
Integrated Diagnostics Holdings PLC (Egypt), 144A	269,353	$203,144
Invitae Corp.*(a)	30,800	75,152
Laboratory Corp. of America Holdings	4,566	1,070,088
MEDNAX, Inc.*(a)	13,266	278,719
Molina Healthcare, Inc.*	6,644	1,857,729
Oak Street Health, Inc.*(a)	10,100	166,044
Pennant Group, Inc. (The)*	12,062	154,514
Progyny, Inc.*(a)	5,100	148,155
Rede D’Or Sao Luiz SA (Brazil), 144A	115,866	641,824
Select Medical Holdings Corp.	25,249	596,381
Sinopharm Group Co. Ltd. (China) (Class H Stock)	176,800	428,743
Tenet Healthcare Corp.*	4,600	241,776
UnitedHealth Group, Inc.	54,167	27,821,796

		67,529,282

Health Care Technology — 0.2%
Inspire Medical Systems, Inc.*	1,300	237,471
Phreesia, Inc.*	6,692	167,367
Simulations Plus, Inc.(a)	4,500	221,985
Teladoc Health, Inc.*(a)	6,073	201,684
Veeva Systems, Inc. (Class A Stock)*	14,700	2,911,188

		3,739,695

Hotels, Restaurants & Leisure — 1.8%
Airbnb, Inc. (Class A Stock)*	9,286	827,197
Aramark	9,400	287,922
Bloomin’ Brands, Inc.	8,847	147,037
Booking Holdings, Inc.*	600	1,049,394
Brinker International, Inc.*	5,940	130,858
Carrols Restaurant Group, Inc.	50,100	101,202
Cheesecake Factory, Inc. (The)	6,640	175,429
Chipotle Mexican Grill, Inc.*	2,485	3,248,541
Denny’s Corp.*	23,515	204,110
DraftKings, Inc. (Class A Stock)*(a)	14,600	170,382
Galaxy Entertainment Group Ltd. (Macau)	226,000	1,352,736
Hilton Worldwide Holdings, Inc.	37,884	4,221,793
Huazhu Group Ltd. (China)	137,200	533,656
InterContinental Hotels Group PLC (United Kingdom)	21,211	1,125,999
Las Vegas Sands Corp.*	33,135	1,113,005
Light & Wonder, Inc.*	3,700	173,863
Marriott International, Inc. (Class A Stock)	28,602	3,890,158
Marriott Vacations Worldwide Corp.	1,482	172,208
McDonald’s Corp.	31,324	7,733,269
Noodles & Co.*	26,100	122,670
Planet Fitness, Inc. (Class A Stock)*	21,073	1,433,175
Playtech PLC (United Kingdom)*	68,170	449,738
SSP Group PLC (United Kingdom)*	125,963	358,752
Starbucks Corp.	15,621	1,193,288
Trainline PLC (United Kingdom), 144A*	153,555	537,059
Travel + Leisure Co.	8,580	333,076
Trip.com Group Ltd. (China), ADR*	65,373	1,794,489
Vail Resorts, Inc.	1,330	290,006
Wingstop, Inc.	1,008	75,368
Wyndham Hotels & Resorts, Inc.	7,371	484,422

	Shares	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (cont’d.)
Yum! Brands, Inc.	61,533	$6,984,611

		40,715,413

Household Durables — 0.4%
Cairn Homes PLC (Ireland)	382,797	397,946
Century Communities, Inc.	5,246	235,912
Fujitsu General Ltd. (Japan)	91,800	1,815,026
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)	404,794	2,039,178
Haier Smart Home Co. Ltd. (China) (Class H Stock)	174,000	643,942
Jason Furniture Hangzhou Co. Ltd. (China) (Class A Stock)	94,770	802,059
KB Home	12,100	344,366
MDC Holdings, Inc.	13,022	420,741
Rinnai Corp. (Japan)	2,200	151,282
Skyline Champion Corp.*	4,588	217,563
Sony Group Corp. (Japan)	19,200	1,561,893
Taylor Wimpey PLC (United Kingdom)	563,425	801,501
Tempur Sealy International, Inc.(a)	12,448	266,014

		9,697,423

Household Products — 0.4%
Colgate-Palmolive Co.	11,234	900,293
Essity AB (Sweden) (Class B Stock)	51,319	1,338,981
Kimberly-Clark Corp.	7,677	1,037,547
Procter & Gamble Co. (The)	44,481	6,395,923
WD-40 Co.(a)	1,900	382,584

		10,055,328

Independent Power & Renewable Electricity Producers — 0.2%
Electric Power Development Co. Ltd. (Japan)	32,400	535,393
NTPC Ltd. (India)	1,645,642	2,984,861
Vistra Corp.	11,600	265,060

		3,785,314

Industrial Conglomerates — 1.1%
CK Hutchison Holdings Ltd. (United Kingdom)	170,000	1,161,580
Fosun International Ltd. (China)	1,026,000	948,119
General Electric Co.	82,648	5,262,198
Hitachi Ltd. (Japan)	56,900	2,720,597
Honeywell International, Inc.	53,612	9,318,302
Siemens AG (Germany)	44,461	4,513,168
SM Investments Corp. (Philippines)	54,010	767,917
Smiths Group PLC (United Kingdom)	72,186	1,228,992

		25,920,873

Insurance — 3.5%
AIA Group Ltd. (Hong Kong)	425,600	4,621,373
American International Group, Inc.	83,741	4,281,677
Aon PLC (Class A Stock)	10,886	2,935,736
Arch Capital Group Ltd.*	6,300	286,587
Argo Group International Holdings Ltd.	6,301	232,255
AXA SA (France)	133,111	3,040,306
Axis Capital Holdings Ltd.	12,210	697,069
Chubb Ltd.	97,882	19,241,644

SEE NOTES TO FINANCIAL STATEMENTS.
A360

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
CNO Financial Group, Inc.	24,876	$450,007
Dai-ichi Life Holdings, Inc. (Japan)	25,500	466,140
Definity Financial Corp. (Canada)(a)	52,213	1,349,539
Direct Line Insurance Group PLC (United Kingdom)	280,246	860,068
Fidelity National Financial, Inc.	9,187	339,551
First American Financial Corp.	4,265	225,704
Hanover Insurance Group, Inc. (The)	4,221	617,321
Hartford Financial Services Group, Inc. (The)	58,925	3,855,463
Kemper Corp.	4,688	224,555
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (Spain)	130,101	171,281
Manulife Financial Corp. (Canada)	105,837	1,835,210
Markel Corp.*	264	341,418
Marsh & McLennan Cos., Inc.	42,892	6,658,983
MetLife, Inc.	17,449	1,095,623
Old Republic International Corp.	18,704	418,221
Progressive Corp. (The)	59,417	6,908,415
Prudential PLC (Hong Kong)	128,477	1,592,091
Reinsurance Group of America, Inc.	2,200	258,038
RenaissanceRe Holdings Ltd. (Bermuda)	2,284	357,149
Sampo OYJ (Finland) (Class A Stock)	61,091	2,659,952
Selective Insurance Group, Inc.(a)	8,800	765,072
Sompo Holdings, Inc. (Japan)	38,100	1,670,485
Steadfast Group Ltd. (Australia)	179,666	621,636
Sun Life Financial, Inc. (Canada)	58,096	2,661,981
Travelers Cos., Inc. (The)	39,135	6,618,902
Zurich Insurance Group AG (Switzerland)	5,939	2,580,251

		80,939,703

Interactive Media & Services — 2.4%
Alphabet, Inc. (Class A Stock)*	887	1,933,004
Alphabet, Inc. (Class C Stock)*	13,595	29,738,383
Baidu, Inc. (China), ADR*	21,535	3,202,900
Baltic Classifieds Group PLC (United Kingdom)*	161,867	259,144
IAC/InterActiveCorp*	2,729	207,322
Info Edge India Ltd. (India)	3,614	172,642
JOYY, Inc. (China), ADR(a)	18,498	552,350
Kanzhun Ltd. (China), ADR*(a)	57,895	1,521,481
Meta Platforms, Inc. (Class A Stock)*	50,154	8,087,332
NAVER Corp. (South Korea)	14,507	2,674,360
Pinterest, Inc. (Class A Stock)*	37,130	674,281
Rightmove PLC (United Kingdom)	39,260	270,588
Scout24 SE (Germany), 144A	11,570	593,781
Snap, Inc. (Class A Stock)*	111,891	1,469,129
Tencent Holdings Ltd. (China)	65,100	2,921,091
Z Holdings Corp. (Japan)	525,800	1,531,464
Ziff Davis, Inc.*	2,906	216,584
ZoomInfo Technologies, Inc.*(a)	9,144	303,946

		56,329,782

Internet & Direct Marketing Retail — 1.6%
Alibaba Group Holding Ltd. (China), ADR*	40,956	4,655,878
Amazon.com, Inc.*	174,824	18,568,057

	Shares	Value

COMMON STOCKS (continued)
Internet & Direct Marketing Retail (cont’d.)
ASOS PLC (United Kingdom)*	68,493	$705,391
Auction Technology Group PLC (United Kingdom)*	28,078	315,923
boohoo Group PLC (United Kingdom)*	695,700	464,860
Chewy, Inc. (Class A Stock)*(a)	3,500	121,520
DoorDash, Inc. (Class A Stock)*(a)	19,701	1,264,213
FSN E-Commerce Ventures Ltd. (India)*	10,647	190,343
Groupon, Inc.*(a)	4,740	53,562
JD Health International, Inc. (China), 144A*	164,500	1,291,503
Just Eat Takeaway.com NV (United Kingdom), 144A*	8,698	136,753
Media Do Co. Ltd. (Japan)	11,300	138,590
MercadoLibre, Inc. (Brazil)*	1,399	890,981
Ozon Holdings PLC (Russia), ADR*^(a)	7,125	1
Prosus NV (China)*	100,131	6,530,386
Quotient Technology, Inc.*	40,100	119,097
Stitch Fix, Inc. (Class A Stock)*	13,500	66,690
Victorian Plumbing Group PLC (United Kingdom)*	101,901	69,488
Wayfair, Inc. (Class A Stock)*(a)	2,478	107,942
Zalando SE (Germany), 144A*	11,173	292,851
Zomato Ltd. (India)*	103,615	71,004

		36,055,033

IT Services — 3.2%
Accenture PLC (Class A Stock)	31,347	8,703,495
Adesso SE (Germany)	832	127,408
Adyen NV (Netherlands), 144A*	1,209	1,759,204
Affirm Holdings, Inc.*(a)	15,451	279,045
Amadeus IT Group SA (Spain)*	39,289	2,187,268
Automatic Data Processing, Inc	10,630	2,232,725
Block, Inc.*	22,885	1,406,512
Broadridge Financial Solutions, Inc.	18,625	2,654,994
CANCOM SE (Germany)	7,601	255,167
CI&T, Inc. (Brazil) (Class A Stock)*	12,463	125,752
Cloudflare, Inc. (Class A Stock)*	6,820	298,375
CSG Systems International, Inc.	5,842	348,651
Edenred (France)	8,337	392,765
Euronet Worldwide, Inc.*	5,679	571,251
Fidelity National Information Services, Inc.	50,244	4,605,867
Fiserv, Inc.*	46,120	4,103,296
FleetCor Technologies, Inc.*	7,240	1,521,196
FPT Corp. (Vietnam)	56,720	210,457
Fujitsu Ltd. (Japan)	18,800	2,343,570
GoDaddy, Inc. (Class A Stock)*	4,500	313,020
Indra Sistemas SA (Spain)*	65,668	627,308
Keywords Studios PLC (Ireland)	31,430	838,878
Majorel Group Luxembourg SA (Luxembourg)	20,638	554,312
Mastercard, Inc. (Class A Stock)	19,726	6,223,158
Maximus, Inc.	5,160	322,552
MongoDB, Inc.*(a)	8,377	2,173,832
Nagarro SE (Germany)*(a)	2,297	261,159
NET One Systems Co. Ltd. (Japan)	14,400	318,924
Network International Holdings PLC (United Arab Emirates), 144A*	335,635	767,264

SEE NOTES TO FINANCIAL STATEMENTS.
A361

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
IT Services (cont’d.)
NTT Data Corp. (Japan)	82,900	$1,147,038
Okta, Inc.*	3,967	358,617
PayPal Holdings, Inc.*	6,718	469,185
Shopify, Inc. (Canada) (Class A Stock)*(a)	45,660	1,426,418
Shopify, Inc. (Canada) (Class A Stock)*	13,900	434,321
Snowflake, Inc. (Class A Stock)*	12,765	1,775,101
SS&C Technologies Holdings, Inc.	2,367	137,452
TELUS International CDA, Inc. (Philippines)*	41,655	1,045,258
Twilio, Inc. (Class A Stock)*(a)	5,430	455,088
VeriSign, Inc.*	6,908	1,155,916
Visa, Inc. (Class A Stock)(a)	89,883	17,697,064
WEX, Inc.*	1,941	301,942
Wix.com Ltd. (Israel)*	4,404	288,682

		73,219,487

Leisure Products — 0.1%
Bafang Electric Suzhou Co. Ltd. (China) (Class A Stock)	14,000	406,803
Brunswick Corp.	5,285	345,533
MIPS AB (Sweden)	3,480	151,872
Peloton Interactive, Inc. (Class A Stock)*	16,787	154,105
Polaris, Inc.(a)	3,704	367,733
Smith & Wesson Brands, Inc.	3,100	40,703
Spin Master Corp. (Canada), 144A*	20,345	663,994
Thule Group AB (Sweden), 144A	26,745	656,556
Tonies SE (Germany) (Class A Stock)*	16,268	74,883

		2,862,182

Life Sciences Tools & Services — 2.0%
10X Genomics, Inc. (Class A Stock)*(a)	3,700	167,425
Adaptive Biotechnologies Corp.*	18,267	147,780
Agilent Technologies, Inc.	25,778	3,061,653
Avantor, Inc.*	18,665	580,481
Bruker Corp.	3,328	208,865
Danaher Corp.	64,064	16,241,505
Eurofins Scientific SE (Luxembourg)	12,257	965,786
Evotec SE (Germany)*	69,062	1,673,325
Lonza Group AG (Switzerland)	4,355	2,319,572
Olink Holding AB (Sweden), ADR*(a)	30,294	460,469
Oxford Nanopore Technologies PLC (United Kingdom)*	63,736	216,126
PerkinElmer, Inc.(a)	17,330	2,464,673
PolyPeptide Group AG, 144A*	14,129	960,432
Repligen Corp.*	1,980	321,552
SKAN Group AG (Switzerland)	1,311	71,205
Syneos Health, Inc.*	5,110	366,285
Tecan Group AG (Switzerland)	425	123,269
Thermo Fisher Scientific, Inc.	26,699	14,505,033
West Pharmaceutical Services, Inc.	4,370	1,321,357
Wuxi Biologics Cayman, Inc. (China), 144A*	80,000	733,247

		46,910,040

Machinery — 1.3%
Aalberts NV (Netherlands)	7,797	304,438

	Shares	Value

COMMON STOCKS (continued)
Machinery (cont’d.)
Aida Engineering Ltd. (Japan)	27,300	$182,601
Alstom SA (France)(a)	51,523	1,171,365
Cummins, Inc.	7,145	1,382,772
Daimler Truck Holding AG (Germany)*	72,765	1,901,058
Deere & Co.	1,708	511,495
Douglas Dynamics, Inc.	9,725	279,497
Esab Corp.	5,459	238,831
Fluidra SA (Spain)(a)	103,227	2,093,564
Fujitec Co. Ltd. (Japan)	17,400	384,454
GEA Group AG (Germany)	27,141	937,966
Graco, Inc.	5,223	310,298
GVS SpA (Italy), 144A	33,034	270,110
Hoshizaki Corp. (Japan)	21,000	624,685
Illinois Tool Works, Inc.	18,908	3,445,983
Impro Precision Industries Ltd., 144A	679,000	188,434
Knorr-Bremse AG (Germany)	18,666	1,064,329
Lincoln Electric Holdings, Inc.	3,915	482,954
Manitowoc Co., Inc. (The)*	11,727	123,485
METAWATER Co. Ltd. (Japan)	18,600	275,838
Metso Outotec OYJ (Finland)	81,061	607,731
Middleby Corp. (The)*	19,200	2,406,912
Mueller Water Products, Inc. (Class A Stock)	31,125	365,096
Norma Group SE (Germany)	10,712	239,513
NSK Ltd. (Japan)	158,400	850,758
Obara Group, Inc. (Japan)	19,600	417,058
Omega Flex, Inc.(a)	1,500	161,430
Oshkosh Corp.(a)	5,144	422,528
Otis Worldwide Corp	19,512	1,378,913
Proto Labs, Inc.*	3,197	152,944
Rotork PLC (United Kingdom)	88,680	260,138
Shenzhen Inovance Technology Co. Ltd. (China) (Class A Stock)	145,600	1,434,285
Spirax-Sarco Engineering PLC (United Kingdom)	3,717	447,814
Takeuchi Manufacturing Co. Ltd. (Japan)	13,000	222,335
Takuma Co. Ltd. (Japan)	18,900	184,877
Timken Co. (The)	9,000	477,450
Toro Co. (The)	4,800	363,792
Trelleborg AB (Sweden) (Class B Stock)	12,526	252,918
Trinity Industries, Inc.(a)	13,600	329,392
Wabash National Corp.(a)	20,300	275,674
Weir Group PLC (The) (United Kingdom)	25,208	417,697
Welbilt, Inc.*	7,210	171,670
Yangzijiang Shipbuilding Holdings Ltd. (China)	1,559,900	1,045,449
Zhongji Innolight Co. Ltd. (China) (Class A Stock)	83,300	386,434

		29,446,965

Media — 0.4%
Altice USA, Inc. (Class A Stock)*	16,826	155,641
Ascential PLC (United Kingdom)*	343,374	1,085,844
Cable One, Inc.(a)	189	243,681
Comcast Corp. (Class A Stock)	55,957	2,195,753
Daily Journal Corp.*(a)	910	235,508

SEE NOTES TO FINANCIAL STATEMENTS.
A362

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Media (cont’d.)
DallasNews Corp.	5,537	$35,049
Gannett Co., Inc.*	41,420	120,118
Informa PLC (United Kingdom)*	154,394	995,866
Liberty Broadband Corp. (Class C Stock)*	4,548	525,931
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	1,310	47,212
oOh!media Ltd. (Australia)	221,183	184,590
Scholastic Corp.	5,668	203,878
Sirius XM Holdings, Inc.(a)	22,547	138,213
WPP PLC (United Kingdom)	162,951	1,642,576
YouGov PLC (United Kingdom)	63,784	668,382

		8,478,242

Metals & Mining — 0.5%
BHP Group Ltd. (Australia) (XASX)	49,661	1,409,440
BHP Group Ltd. (Australia) (XLON)	76,578	2,141,702
Cleveland-Cliffs, Inc.*	12,280	188,744
Compass Minerals International, Inc.	4,530	160,317
Hitachi Metals Ltd. (Japan)*	76,900	1,162,165
Mitsui Mining & Smelting Co. Ltd. (Japan)	17,400	405,207
Nippon Steel Corp. (Japan)	58,800	828,762
OZ Minerals Ltd. (Australia)	29,517	358,918
Reliance Steel & Aluminum Co.	4,587	779,148
Royal Gold, Inc.(a)	2,790	297,916
South32 Ltd. (Australia)	736,326	1,999,038
Steel Dynamics, Inc.	10,372	686,108
United States Steel Corp.(a)	12,100	216,711

		10,634,176

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.	10,110	111,918
Annaly Capital Management, Inc.	11,577	68,420
Apollo Commercial Real Estate Finance, Inc.(a)	36,555	381,634
Ellington Residential Mortgage REIT(a)	30,522	227,999
Granite Point Mortgage Trust, Inc.	20,081	192,175
Orchid Island Capital, Inc.(a)	82,700	235,695
Ready Capital Corp.(a)	30,026	357,910
Two Harbors Investment Corp.(a)	61,376	305,653

		1,881,404

Multiline Retail — 0.6%
Dollar General Corp.	48,788	11,974,527
Magazine Luiza SA (Brazil)	591,896	266,913
Next PLC (United Kingdom)	16,319	1,164,742
Nordstrom, Inc.	6,300	133,119
Ollie’s Bargain Outlet Holdings, Inc.*(a)	4,139	243,166
Pan Pacific International Holdings Corp. (Japan)	54,700	872,149
Ryohin Keikaku Co. Ltd. (Japan)	20,700	210,110
V-Mart Retail Ltd. (India)*	5,057	159,610

		15,024,336

Multi-Utilities — 1.4%
Ameren Corp.	45,788	4,137,404
Black Hills Corp.(a)	4,495	327,101

	Shares	Value

COMMON STOCKS (continued)
Multi-Utilities (cont’d.)
CMS Energy Corp.	49,901	$3,368,318
Dominion Energy, Inc.	104,037	8,303,193
DTE Energy Co.	12,396	1,571,193
Engie SA (France)	166,169	1,914,047
NiSource, Inc.	86,668	2,555,839
Sempra Energy	48,408	7,274,270
WEC Energy Group, Inc.	28,335	2,851,634

		32,302,999

Oil, Gas & Consumable Fuels — 1.8%
Camber Energy, Inc.*(a)	121,605	48,314
Cheniere Energy, Inc.	6,146	817,602
ConocoPhillips	374	33,589
CVR Energy, Inc.	7,400	247,900
EOG Resources, Inc.	33,811	3,734,087
EQT Corp.	10,978	377,643
Equitrans Midstream Corp.	73,637	468,331
Exxon Mobil Corp.	19,438	1,664,670
Galp Energia SGPS SA (Portugal)	387,371	4,527,459
Gazprom PJSC (Russia), ADR^	160,918	16
Magnolia Oil & Gas Corp. (Class A Stock)(a)	24,087	505,586
Matador Resources Co.(a)	9,449	440,229
Murphy Oil Corp.	15,976	482,316
Ovintiv, Inc.	9,783	432,311
PBF Energy, Inc. (Class A Stock)*	8,121	235,671
PDC Energy, Inc.	4,900	301,889
Petronet LNG Ltd. (India)	177,629	489,235
Shell PLC (Netherlands)	119,482	3,084,600
SM Energy Co.	8,053	275,332
Targa Resources Corp.	12,881	768,609
TC Energy Corp. (Canada)	41,439	2,146,750
TotalEnergies SE (France)(a)	320,646	16,881,075
TotalEnergies SE (France), ADR(a)	25,877	1,362,165
Valero Energy Corp.	7,575	805,071
Williams Cos., Inc. (The)	21,224	662,401
Woodside Energy Group Ltd. (Australia) (XASX)	9,572	210,113
Woodside Energy Group Ltd. (Australia) (XLON)*	14,670	313,772

		41,316,736

Paper & Forest Products — 0.1%
Clearwater Paper Corp.*	5,876	197,610
Mondi PLC (Austria)	36,082	638,679
Suzano SA (Brazil)	164,698	1,567,533

		2,403,822

Personal Products — 0.5%
Beiersdorf AG (Germany)	13,453	1,375,780
BellRing Brands, Inc.*	7,139	177,690
LG H&H Co. Ltd. (South Korea)	1,522	797,895
Medifast, Inc.	1,420	256,324
Olaplex Holdings, Inc.*(a)	47,504	669,331
Unilever PLC (United Kingdom) (SGMX)	105,800	4,812,649
Unilever PLC (United Kingdom) (BATE)	72,982	3,329,824

		11,419,493

SEE NOTES TO FINANCIAL STATEMENTS.
A363

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Pharmaceuticals — 4.3%
Ampio Pharmaceuticals, Inc.*(a)	394,100	$66,209
Arvinas, Inc.*	2,524	106,235
Astellas Pharma, Inc. (Japan)	146,200	2,276,811
AstraZeneca PLC (United Kingdom), ADR	394,237	26,047,239
Bayer AG (Germany)	67,127	3,991,378
Bristol-Myers Squibb Co.	44,294	3,410,638
Chugai Pharmaceutical Co. Ltd. (Japan)	53,500	1,367,256
Daiichi Sankyo Co. Ltd. (Japan)	84,200	2,131,808
Dechra Pharmaceuticals PLC (United Kingdom)	7,224	303,806
Elanco Animal Health, Inc.*	19,781	388,301
Eli Lilly & Co.	27,287	8,847,264
GSK PLC, ADR	77,806	3,386,895
Jazz Pharmaceuticals PLC*(a)	1,950	304,219
Johnson & Johnson	80,252	14,245,532
Laboratorios Farmaceuticos Rovi SA (Spain)	14,170	867,327
Novartis AG (Switzerland)	35,813	3,026,670
Otsuka Holdings Co. Ltd. (Japan)	135,700	4,813,632
Pacira BioSciences, Inc.*	5,022	292,783
Reata Pharmaceuticals, Inc. (Class A Stock)*	2,870	87,219
Roche Holding AG	18,712	6,244,549
Royalty Pharma PLC (Class A Stock)(a)	11,200	470,848
Sanofi (France)	66,298	6,663,647
Sanofi (France), ADR	63,195	3,161,646
Supernus Pharmaceuticals, Inc.*	9,550	276,186
Takeda Pharmaceutical Co. Ltd. (Japan)	43,700	1,229,310
TFF Pharmaceuticals, Inc.*(a)	22,700	128,255
Torrent Pharmaceuticals Ltd. (India)	15,150	549,349
Zoetis, Inc.	33,533	5,763,987

		100,448,999

Professional Services — 0.4%
ALS Ltd. (Australia)	20,417	149,989
Boa Vista Servicos SA (Brazil)	128,972	131,844
Booz Allen Hamilton Holding Corp.	4,400	397,584
CBIZ, Inc.*	7,151	285,754
CoStar Group, Inc.*	9,844	594,676
DKSH Holding AG (Switzerland)	7,556	623,091
Equifax, Inc.	6,609	1,207,993
Exponent, Inc.	3,600	329,292
FTI Consulting, Inc.*	2,100	379,785
HeadHunter Group PLC (Russia), ADR^(a)	13,700	1
Huron Consulting Group, Inc.*	5,382	349,776
Insperity, Inc.	3,325	331,935
Intertrust NV (Netherlands), 144A*	1,182	23,718
Korn Ferry	5,700	330,714
ManpowerGroup, Inc.	3,678	281,036
ManTech International Corp. (Class A Stock)	2,400	229,080
Outsourcing, Inc. (Japan)	101,900	778,597
Persol Holdings Co. Ltd. (Japan)	153,100	2,774,829
TeamLease Services Ltd. (India)*	6,888	283,111

	Shares	Value

COMMON STOCKS (continued)
Professional Services (cont’d.)
TransUnion	9,986	$798,780
Upwork, Inc.*	8,000	165,440

		10,447,025

Real Estate Management & Development — 0.4%
Aedas Homes SA (Spain), 144A	16,509	370,126
Altus Group Ltd. (Canada)(a)	10,825	374,990
China Resources Mixc Lifestyle Services Ltd. (China), 144A	199,000	987,137
Country Garden Services Holdings Co. Ltd. (China)	179,000	802,011
DigitalBridge Group, Inc.*	39,243	191,506
eXp World Holdings, Inc.(a)	6,921	81,460
Hongkong Land Holdings Ltd. (Hong Kong)	178,700	897,860
Howard Hughes Corp. (The)*	8,480	577,064
Jones Lang LaSalle, Inc.*	1,624	283,973
Kojamo OYJ (Finland)	31,084	536,067
Mitsubishi Estate Co. Ltd. (Japan)	82,700	1,214,188
Mitsui Fudosan Co. Ltd. (Japan)	71,000	1,524,963
Opendoor Technologies, Inc.*(a)	68,044	320,487
RE/MAX Holdings, Inc. (Class A Stock) .	5,551	136,111
St. Joe Co. (The)	4,828	190,996
Tokyo Tatemono Co. Ltd. (Japan)	39,300	540,957
Vonovia SE (Germany)	19,135	590,312
Zillow Group, Inc. (Class A Stock)*	2,250	71,572
Zillow Group, Inc. (Class C Stock)*	5,300	168,275

		9,860,055

Road & Rail — 0.9%
Canadian Pacific Railway Ltd. (Canada)(a)	54,548	3,809,632
CSX Corp.	192,746	5,601,199
J.B. Hunt Transport Services, Inc.	10,218	1,609,028
Knight-Swift Transportation Holdings, Inc.	6,000	277,740
Landstar System, Inc.	1,480	215,222
Lyft, Inc. (Class A Stock)*	13,100	173,968
National Express Group PLC (United Kingdom)*	145,774	344,964
Norfolk Southern Corp.	5,743	1,305,326
Old Dominion Freight Line, Inc.	6,090	1,560,745
Saia, Inc.*	4,002	752,376
Uber Technologies, Inc.*	46,200	945,252
Union Pacific Corp.	23,674	5,049,191
XPO Logistics, Inc.*	5,400	260,064

		21,904,707

Semiconductors & Semiconductor Equipment — 2.6%
Advanced Micro Devices, Inc.*	49,173	3,760,259
AIXTRON SE (Germany)	22,188	559,799
Amkor Technology, Inc.	19,133	324,304
ams-OSRAM AG (Austria)*	31,852	286,058
Analog Devices, Inc.	19,167	2,800,107
Applied Materials, Inc.	20,483	1,863,543
ASML Holding NV (Netherlands) (SGMX)	13,181	6,273,439

SEE NOTES TO FINANCIAL STATEMENTS.
A364

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
ASML Holding NV (Netherlands) (XNGS)	3,182	$1,514,250
BOE Varitronix Ltd. (China)	135,000	272,105
Disco Corp. (Japan)	5,000	1,183,767
Entegris, Inc.	7,298	672,365
Infineon Technologies AG (Germany)	39,509	959,799
IQE PLC (United Kingdom)*(a)	816,867	343,422
KLA Corp.(a)	11,427	3,646,127
Lam Research Corp.	4,346	1,852,048
Marvell Technology, Inc.	48,515	2,111,858
MaxLinear, Inc.*	7,000	237,860
Microchip Technology, Inc.	25,255	1,466,811
Monolithic Power Systems, Inc.	2,097	805,332
NVIDIA Corp.	32,863	4,981,702
NXP Semiconductors NV (China)	9,005	1,333,010
QUALCOMM, Inc.	18,777	2,398,574
Silergy Corp. (China)	5,000	402,005
Synaptics, Inc.*	2,700	318,735
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	611,000	9,774,442
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	7,426	607,076
Texas Instruments, Inc.	45,201	6,945,134
Tokyo Electron Ltd. (Japan)	5,300	1,743,223
Ultra Clean Holdings, Inc.*	11,700	348,309
Universal Display Corp.	2,990	302,409
Wolfspeed, Inc.*(a)	5,704	361,919

		60,449,791

Software — 4.8%
ACI Worldwide, Inc.*	6,662	172,479
AppLovin Corp. (Class A Stock)*	1,200	41,328
Atlassian Corp. PLC (Class A Stock)*	9,082	1,701,967
Avalara, Inc.*	3,600	254,160
Bill.com Holdings, Inc.*	11,342	1,246,939
Black Knight, Inc.*	5,275	344,932
Bytes Technology Group PLC (United Kingdom)	62,848	318,671
CCC Intelligent Solutions Holdings, Inc.*	27,082	249,154
CDK Global, Inc.	7,060	386,676
Cerence, Inc.*	4,155	104,831
Ceridian HCM Holding, Inc.*	10,334	486,525
Confluent, Inc. (Class A Stock)*	8,735	203,001
Consensus Cloud Solutions, Inc.*	3,386	147,900
Constellation Software, Inc. (Canada)	1,176	1,745,792
Coupa Software, Inc.*	2,890	165,019
Crowdstrike Holdings, Inc. (Class A Stock)*	7,132	1,202,170
Datadog, Inc. (Class A Stock)*	11,569	1,101,832
Descartes Systems Group, Inc. (The) (Canada)*	17,654	1,096,525
Digimarc Corp.*(a)	7,190	101,667
DocuSign, Inc.*	5,460	313,295
Dolby Laboratories, Inc. (Class A Stock)	5,130	367,103
Dynatrace, Inc.*	7,649	301,677
Esker SA (France)	1,748	232,792
Fair Isaac Corp.*	2,130	853,917

	Shares	Value

COMMON STOCKS (continued)
Software (cont’d.)
FD Technologies PLC (United Kingdom)*	17,056	$408,005
Five9, Inc.*(a)	2,500	227,850
Fortinet, Inc.*	25,689	1,453,484
Fukui Computer Holdings, Inc. (Japan)	9,000	226,287
Guidewire Software, Inc.*	2,901	205,942
HashiCorp, Inc. (Class A Stock)*(a)	2,295	67,565
HubSpot, Inc.*	1,840	553,196
Intuit, Inc.	10,896	4,199,754
Manhattan Associates, Inc.*	2,253	258,194
Microsoft Corp.	219,599	56,399,611
MicroStrategy, Inc. (Class A Stock)*(a)	377	61,941
NCR Corp.*	6,084	189,273
OneSpan, Inc.*	17,300	205,870
Palantir Technologies, Inc. (Class A Stock)*(a)	42,400	384,568
Palo Alto Networks, Inc.*	3,567	1,761,884
Paycom Software, Inc.*	588	164,711
Paylocity Holding Corp.*	2,020	352,328
Pegasystems, Inc.	3,800	181,792
QT Group OYJ (Finland)*	3,524	259,623
RingCentral, Inc. (Class A Stock)*	1,960	102,430
Roper Technologies, Inc.	15,589	6,152,199
Salesforce, Inc.*	42,306	6,982,182
ServiceNow, Inc.*	10,491	4,988,680
Splunk, Inc.*(a)	5,356	473,792
Synopsys, Inc.*	12,367	3,755,858
TeamViewer AG (Germany), 144A*	44,135	437,717
Teradata Corp.*	4,625	171,171
Trade Desk, Inc. (The) (Class A Stock)*.	14,600	611,594
UiPath, Inc. (Class A Stock)*(a)	35,752	650,329
Unity Software, Inc.*	5,265	193,857
Verint Systems, Inc.*	8,897	376,788
VMware, Inc. (Class A Stock)	4,432	505,159
Workday, Inc. (Class A Stock)*	7,300	1,018,934
Workiva, Inc.*(a)	15,491	1,022,251
Xero Ltd. (New Zealand)*	5,454	288,500
Xperi Holding Corp.	19,500	281,385
Zendesk, Inc.*	4,533	335,759
Zoom Video Communications, Inc. (Class A Stock)*	18,589	2,007,054
Zscaler, Inc.*(a)	1,894	283,172

		111,341,041

Specialty Retail — 1.0%
Aritzia, Inc. (Canada)*	14,632	396,151
Auto1 Group SE (Germany), 144A*	11,098	81,373
Best Buy Co., Inc.(a)	8,515	555,093
Burlington Stores, Inc.*	5,894	802,940
Carvana Co.*(a)	23,822	537,901
Dick’s Sporting Goods, Inc.(a)	4,678	352,581
Five Below, Inc.*(a)	2,500	283,575
Floor & Decor Holdings, Inc. (Class A Stock)*(a)	12,656	796,822
GameStop Corp. (Class A Stock)*(a)	1,535	187,730
Grupo SBF SA (Brazil)	95,141	340,864
Hibbett, Inc.(a)	5,300	231,663
Hikari Tsushin, Inc. (Japan)	10,800	1,104,601
Home Depot, Inc. (The)	19,943	5,469,767

SEE NOTES TO FINANCIAL STATEMENTS.
A365

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Specialty Retail (cont’d.)
Monro, Inc.(a)	6,520	$279,578
MYT Netherlands Parent BV (Germany), ADR*(a)	14,302	141,304
Nextage Co. Ltd. (Japan)(a)	50,900	878,904
ODP Corp. (The)*	5,634	170,372
O’Reilly Automotive, Inc.*	845	533,837
Petco Health & Wellness Co., Inc.*(a)	5,457	80,436
Pop Mart International Group Ltd. (China), 144A	44,200	213,498
RH*(a)	1,272	269,995
Ross Stores, Inc.	70,638	4,960,907
TJX Cos., Inc. (The)	28,279	1,579,382
Tractor Supply Co.	6,463	1,252,852
Valora Holding AG (Switzerland)	2,477	428,428
Watches of Switzerland Group PLC (United Kingdom), 144A*	54,720	516,259
Williams-Sonoma, Inc.(a)	2,628	291,577
Yellow Hat Ltd. (Japan)	31,600	400,594

		23,138,984

Technology Hardware, Storage & Peripherals — 1.6%
3D Systems Corp.*(a)	10,126	98,222
Apple, Inc.	237,555	32,478,520
Dell Technologies, Inc. (Class C Stock)	5,500	254,155
Pure Storage, Inc. (Class A Stock)*	11,550	296,950
Samsung Electronics Co. Ltd. (South Korea)	113,547	4,990,758

		38,118,605

Textiles, Apparel & Luxury Goods — 0.9%
Asics Corp. (Japan)	45,600	822,418
Burberry Group PLC (United Kingdom)	128,458	2,568,031
Capri Holdings Ltd.*	6,400	262,464
Columbia Sportswear Co.	4,120	294,910
Crocs, Inc.*	2,465	119,972
Deckers Outdoor Corp.*	1,190	303,866
Dr. Martens PLC (United Kingdom)	107,333	312,858
Ermenegildo Zegna Holditalia SpA (Italy)*(a)	119,993	1,265,926
EssilorLuxottica SA (France)	26,936	4,048,102
Kering SA (France)	4,803	2,471,530
Li Ning Co. Ltd. (China)	61,500	570,069
Lululemon Athletica, Inc.*	12,832	3,498,131
LVMH Moet Hennessy Louis Vuitton SE (France)	1,400	853,654
NIKE, Inc. (Class B Stock)	24,964	2,551,321
Skechers USA, Inc. (Class A Stock)*	10,160	361,493

		20,304,745

Thrifts & Mortgage Finance — 0.2%
Aruhi Corp. (Japan)	21,200	158,069
Hingham Institution for Savings The(a)	1,680	476,734
Housing Development Finance Corp. Ltd. (India)	141,459	3,903,101
New York Community Bancorp, Inc	20,296	185,302
Ocwen Financial Corp.*	3,068	84,063
Radian Group, Inc.	15,080	296,322
TFS Financial Corp.	17,113	234,962

	Shares	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (cont’d.)
WSFS Financial Corp.	4,600	$184,414

		5,522,967

Tobacco — 0.6%
British American Tobacco PLC (United Kingdom)	35,475	1,518,235
Imperial Brands PLC (United Kingdom)	87,575	1,958,632
Philip Morris International, Inc.	112,605	11,118,618

		14,595,485

Trading Companies & Distributors — 0.3%
AerCap Holdings NV (Ireland)*	26,275	1,075,699
Air Lease Corp.	7,816	261,289
Ashtead Group PLC (United Kingdom)	20,513	857,298
Beijer Ref AB (Sweden)	16,117	220,395
Bossard Holding AG (Switzerland) (Class A Stock)	654	126,551
Diploma PLC (United Kingdom)	4,186	113,921
Hanwa Co. Ltd. (Japan)	23,400	490,213
Herc Holdings, Inc.	3,302	297,675
IMCD NV (Netherlands)	4,637	637,153
NOW, Inc.*	30,000	293,400
SiteOne Landscape Supply, Inc.*	4,530	538,481
Sumitomo Corp. (Japan)	90,400	1,238,591

		6,150,666

Transportation Infrastructure — 0.0%
Grupo Aeroportuario del Sureste SAB de CV (Mexico), ADR(a)	2,050	402,599

Water Utilities — 0.1%
American States Water Co.	3,645	297,104
Artesian Resources Corp. (Class A Stock)	7,710	379,101
California Water Service Group	10,802	600,051

		1,276,256

Wireless Telecommunication Services — 0.3%
Gogo, Inc.*	5,910	95,683
Millicom International Cellular SA (Colombia), SDR*(a)	52,766	753,386
T-Mobile US, Inc.*	26,373	3,548,224
Vodafone Group PLC (United Kingdom)	1,125,267	1,740,953

		6,138,246

TOTAL COMMON STOCKS (cost $1,821,635,791)		1,704,806,669

MASTER LIMITED PARTNERSHIP — 0.0%
Hotels, Restaurants & Leisure
Cedar Fair LP*	10,329	453,546

(cost $491,157)

PREFERRED STOCKS — 0.1%
Automobiles — 0.1%
Volkswagen AG (Germany) (PRFC)	9,601	1,285,134

Health Care Equipment & Supplies — 0.0%
Sartorius AG (Germany) (PRFC)	2,532	886,664

SEE NOTES TO FINANCIAL STATEMENTS.
A366

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

PREFERRED STOCKS (continued)
Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The), CVT, 6.875%, Maturing 02/15/24(a)	4,304	$371,564

Machinery — 0.0%
Marcopolo SA (Brazil) (PRFC)	573,780	270,804

TOTAL PREFERRED STOCKS (cost $3,318,614)		2,814,166

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 0.3%
Automobiles — 0.0%
Avis Budget Rental Car Funding AESOP LLC,
Series 2017-01A, Class B, 144A
3.410%	09/20/23	250	250,077
Series 2019-02A, Class B, 144A
3.550%	09/22/25	345	335,196
Ford Credit Floorplan Master Owner Trust A,
Series 2020-02, Class B
1.320%	09/15/27	340	305,626

			890,899

Collateralized Loan Obligations — 0.1%
AGL CLO Ltd. (Cayman Islands),
Series 2022-17A, Class A, 144A, 3 Month Term SOFR + 1.330% (Cap N/A, Floor 1.330%)
1.574%(c)	01/21/35	380	365,870
Carlyle U.S. CLO Ltd. (Cayman Islands),
Series 2019-04A, Class A11R, 144A, 3 Month Term SOFR + 1.320% (Cap N/A, Floor 1.320%)
2.166%(c)	04/15/35	500	480,546
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month Term SOFR + 1.290% (Cap N/A, Floor 1.290%)
2.136%(c)	10/15/32	280	274,395
Palmer Square CLO Ltd. (Cayman Islands),
Series 2021-02A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.194%(c)	07/15/34	445	429,839

			1,550,650

Credit Cards — 0.0%
Synchrony Credit Card Master Note Trust,
Series 2017-02, Class A
2.620%	10/15/25	155	155,084

Equipment — 0.0%
CNH Equipment Trust,
Series 2019-C, Class B
2.350%	04/15/27	715	696,856

Other — 0.1%
BRE Grand Islander Timeshare Issuer LLC,
Series 2019-A, Class A, 144A
3.280%	09/26/33	82	79,196
Driven Brands Funding LLC,
Series 2019-01A, Class A2, 144A
4.641%	04/20/49	300	286,754

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Other (cont’d.)
Elara HGV Timeshare Issuer LLC,
Series 2017-A, Class A, 144A
2.690%	03/25/30	29	$28,031
Hardee’s Funding LLC,
Series 2018-01A, Class A2II, 144A
4.959%	06/20/48	366	356,296
MVW LLC,
Series 2019-02A, Class A, 144A
2.220%	10/20/38	99	93,579
ServiceMaster Funding LLC,
Series 2021-01, Class A2I, 144A
2.865%	07/30/51	436	374,136

			1,217,992

Student Loans — 0.1%
Navient Private Education Refi Loan Trust,
Series 2019-CA, Class A2, 144A
3.130%	02/15/68	237	231,473
Series 2019-FA, Class A2, 144A
2.600%	08/15/68	258	245,367
Series 2019-GA, Class A, 144A
2.400%	10/15/68	292	281,656
Series 2021-A, Class A, 144A
0.840%	05/15/69	126	115,063
Nelnet Student Loan Trust,
Series 2021-CA, Class AFX, 144A
1.320%	04/20/62	767	704,050
SMB Private Education Loan Trust,
Series 2015-B, Class A3, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)
3.074%(c)	05/17/32	421	421,182
Series 2016-B, Class A2B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 0.000%)
2.774%(c)	02/17/32	345	344,019
Series 2018-B, Class A2A, 144A
3.600%	01/15/37	135	131,585
Series 2019-A, Class A2B, 144A, 1 Month LIBOR + 0.870% (Cap N/A, Floor 0.870%)
2.194%(c)	07/15/36	180	176,563
Series 2020-A, Class A2A, 144A
2.230%	09/15/37	132	126,375
Series 2021-A, Class APT1, 144A
1.070%	01/15/53	659	582,532

			3,359,865

TOTAL ASSET-BACKED SECURITIES (cost $8,281,429)			7,871,346

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.4%
Atrium Hotel Portfolio Trust,
Series 2017-ATRM, Class A, 144A, 1 Month LIBOR + 0.930% (Cap N/A, Floor 0.930%)
2.254%(c)	12/15/36	395	384,063
Barclays Commercial Mortgage Securities Trust,
Series 2019-BWAY, Class D, 144A, 1 Month LIBOR + 2.160% (Cap N/A, Floor 2.160%)
3.484%(c)	11/15/34	190	180,191

SEE NOTES TO FINANCIAL STATEMENTS.
A367

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BFLD Trust,
Series 2019-DPLO, Class C, 144A, 1 Month LIBOR + 1.540% (Cap N/A, Floor 1.540%)
2.864%(c)	10/15/34	580	$559,575
Cantor Commercial Real Estate Lending,
Series 2019-CF01, Class 65A, 144A
4.411%(cc)	05/15/52	155	148,890
CD Mortgage Trust,
Series 2017-CD03, Class B
3.984%(cc)	02/10/50	440	404,673
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class AS
4.026%	05/10/47	50	49,349
Series 2015-GC27, Class A5
3.137%	02/10/48	235	229,091
Commercial Mortgage Trust,
Series 2015-CR23, Class A3
3.230%	05/10/48	225	218,669
Series 2015-LC21, Class A4
3.708%	07/10/48	260	255,473
Series 2015-PC01, Class A5
3.902%	07/10/50	190	187,782
Series 2017-PANW, Class A, 144A
3.244%	10/10/29	370	356,479
Extended Stay America Trust,
Series 2021-ESH, Class B, 144A, 1 Month LIBOR + 1.380% (Cap N/A, Floor 1.380%)
2.705%(c)	07/15/38	328	317,475
FHLMC Multifamily Structured Pass-Through Certificates,
Series K057, Class A1
2.206%	06/25/25	77	76,395
Series K068, Class A1
2.952%	02/25/27	141	139,043
Fontainebleau Miami Beach Trust,
Series 2019-FBLU, Class C, 144A
3.750%	12/10/36	555	533,776
Grace Trust,
Series 2020-GRCE, Class C, 144A
2.769%(cc)	12/10/40	200	162,709
Great Wolf Trust,
Series 2019-WOLF, Class D, 144A, 1 Month LIBOR + 1.933% (Cap N/A, Floor 1.933%)
3.257%(c)	12/15/36	275	259,785
GS Mortgage Securities Trust,
Series 2014-GC26, Class A5
3.629%	11/10/47	245	241,934
Series 2018-GS09, Class A4
3.992%(cc)	03/10/51	180	176,614
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C31, Class A3
3.801%	08/15/48	138	134,798
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A4
3.144%	06/15/49	110	105,604

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2020-609M, Class A, 144A, 1 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)
2.695%(c)	10/15/33	340	$329,327
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class B, 144A, 1 Month LIBOR + 1.101% (Cap N/A, Floor 1.101%)
2.425%(c)	04/15/38	950	907,639
MHC Trust,
Series 2021-MHC02, Class D, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
2.824%(c)	05/15/23	400	375,892
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class A5
3.741%	08/15/47	115	113,728
Series 2014-C17, Class B
4.464%(cc)	08/15/47	60	58,295
Series 2015-C27, Class AS
4.068%	12/15/47	265	260,004
Series 2016-C30, Class A5
2.860%	09/15/49	75	71,003
Morgan Stanley Capital I Trust,
Series 2019-MEAD, Class D, 144A
3.283%(cc)	11/10/36	580	517,076
New Orleans Hotel Trust,
Series 2019-HNLA, Class C, 144A, 1 Month LIBOR + 1.589% (Cap N/A, Floor 1.589%)
2.913%(c)	04/15/32	548	517,066
SFO Commercial Mortgage Trust,
Series 2021-555, Class B, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
2.824%(c)	05/15/38	410	387,352

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $9,173,469)			8,659,750

CORPORATE BONDS — 2.5%
Advertising — 0.0%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
4.200%	04/15/24	17	17,004
Omnicom Group, Inc./Omnicom Capital, Inc.,
Sr. Unsec’d. Notes
3.600%	04/15/26	150	145,894
3.650%	11/01/24	125	123,867
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.750%	09/19/24	85	83,083

			369,848

Aerospace & Defense — 0.0%
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
3.832%	04/27/25	40	39,501

SEE NOTES TO FINANCIAL STATEMENTS.
A368

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Agriculture — 0.0%
Altria Group, Inc.,
Gtd. Notes
2.350%	05/06/25	35	$33,007

Airlines — 0.1%
American Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	04/01/28	57	49,369
American Airlines 2016-1 Class B Pass-Through Trust,
Pass-Through Certificates
5.250%	07/15/25	235	224,500
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.800%	04/19/23	190	189,083
United Airlines 2014-2 Class B Pass-Through Trust,
Pass-Through Certificates
4.625%	03/03/24	54	53,967
United Airlines 2016-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.450%	01/07/30	149	127,324
United Airlines 2016-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.100%	04/07/30	149	126,915
United Airlines 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
4.150%	02/25/33	326	306,662

			1,077,820

Auto Manufacturers — 0.1%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.979%	08/03/22	350	350,000
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
2.400%	04/10/28	705	596,027
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
2.850%	11/01/22	163	162,817
Sr. Unsec’d. Notes, 144A, MTN
1.300%	01/08/26	455	405,681
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
3.350%	05/13/25	385	372,042

			1,886,567

Banks — 0.5%
ABN AMRO Bank NV (Netherlands),
Sub. Notes, 144A
4.750%	07/28/25	200	198,808
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
2.700%	01/10/25	225	215,005
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.125%	02/23/23	200	199,459
3.490%	05/28/30	200	177,009
3.848%	04/12/23	200	199,892

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Bank of America Corp.,
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31	410	$347,735
Sr. Unsec’d. Notes, GMTN
3.500%	04/19/26	160	155,960
Sr. Unsec’d. Notes, MTN
2.676%(ff)	06/19/41	555	400,530
4.330%(ff)	03/15/50	250	224,755
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32	345	289,647
Sub. Notes, MTN
4.200%	08/26/24	10	10,022
4.450%	03/03/26	185	184,504
Banque Federative du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, 144A
2.125%	11/21/22	265	263,964
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.852%(ff)	05/07/26	545	514,754
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
2.219%(ff)	06/09/26	215	199,513
BPCE SA (France),
Sub. Notes, 144A, MTN
4.500%	03/15/25	200	196,573
4.875%	04/01/26	200	197,062
Citigroup, Inc.,
Sr. Unsec’d. Notes
5.875%	01/30/42	25	26,537
Citizens Financial Group, Inc.,
Sub. Notes
4.300%(ff)	02/11/31	129	119,494
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.750%	04/24/23	335	335,064
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26	380	346,249
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
1.226%	06/22/24	675	634,992
Fifth Third Bancorp,
Sr. Unsec’d. Notes
1.625%	05/05/23	145	142,890
Sub. Notes
4.300%	01/16/24	30	30,174
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.615%(ff)	04/22/32	305	253,050
3.750%	05/22/25	125	123,609
Sub. Notes
4.250%	10/21/25	410	407,480
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.206%(ff)	08/17/29	335	281,364

SEE NOTES TO FINANCIAL STATEMENTS.
A369

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
3.125%	07/14/22		200	$200,006
3.375%	01/12/23		200	199,524
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.125%	01/23/25	(a)	410	404,320
3.559%(ff)	04/23/24		200	199,442
3.897%(ff)	01/23/49		530	446,903
Sub. Notes
4.250%	10/01/27		145	143,586
Manufacturers & Traders Trust Co.,
Sub. Notes
3.400%	08/17/27		250	236,827
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
1.538%(ff)	07/20/27		650	574,162
Morgan Stanley,
Sr. Unsec’d. Notes, MTN
3.622%(ff)	04/01/31		570	524,071
3.971%(ff)	07/22/38		160	143,083
NatWest Markets PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.375%	05/21/23		390	384,826
Nordea Bank Abp (Finland),
Sr. Unsec’d. Notes, 144A
1.000%	06/09/23		200	195,148
Northern Trust Corp.,
Sr. Unsec’d. Notes
2.375%	08/02/22		25	24,997
PNC Bank NA,
Sr. Unsec’d. Notes
3.500%	06/08/23		385	385,123
Toronto-Dominion Bank (The) (Canada),
Sub. Notes
3.625%(ff)	09/15/31		35	33,682
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
4.125%	09/24/25		200	198,390
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28		795	712,467

				11,682,652

Beverages — 0.0%
JDE Peet’s NV (Netherlands),
Gtd. Notes, 144A
1.375%	01/15/27		490	421,833
Keurig Dr. Pepper, Inc.,
Gtd. Notes
2.550%	09/15/26		145	134,625

				556,458

Biotechnology — 0.0%
Biogen, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/22		60	60,182

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Biotechnology (cont’d.)
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.250%	09/01/22	55	$55,000

			115,182

Building Materials — 0.0%
Boral Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.000%	11/01/22	30	29,931
CRH America Finance, Inc. (Ireland),
Gtd. Notes, 144A
3.950%	04/04/28	300	294,234
Vulcan Materials Co.,
Sr. Unsec’d. Notes
4.500%	06/15/47	75	66,748

			390,913

Chemicals — 0.0%
Air Products & Chemicals, Inc.,
Sr. Unsec’d. Notes
1.500%	10/15/25	25	23,540
LYB International Finance II BV,
Gtd. Notes
3.500%	03/02/27	200	191,288
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.000%	12/15/26	80	79,915

			294,743

Commercial Services — 0.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.850%	11/15/24	10	9,874
Experian Finance PLC (United Kingdom),
Gtd. Notes, 144A
4.250%	02/01/29	200	196,285
George Washington University (The),
Unsec’d. Notes, Series 2014
4.300%	09/15/44	75	69,907
Unsec’d. Notes, Series 2016
3.545%	09/15/46	60	49,713
Massachusetts Institute of Technology,
Unsec’d. Notes
3.959%	07/01/38	75	73,445
Northwestern University,
Unsec’d. Notes, Series 2020
2.640%	12/01/50	180	130,824
President & Fellows of Harvard College,
Unsec’d. Notes
3.619%	10/01/37	35	32,785
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
3.000%	05/22/30	200	179,347
3.500%	03/16/23	155	154,572
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
2.450%	03/16/31	315	258,581

SEE NOTES TO FINANCIAL STATEMENTS.
A370

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
3.375%	03/22/27		35	$33,432
4.125%	02/02/26		30	29,659

				1,218,424

Computers — 0.0%
Apple, Inc.,
Sr. Unsec’d. Notes
2.950%	09/11/49		345	271,355

Diversified Financial Services — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.300%	01/23/23		385	383,993
4.875%	01/16/24		150	149,684
6.500%	07/15/25		150	153,329
AIG Global Funding,
Sec’d. Notes, 144A
2.300%	07/01/22		275	275,000
Air Lease Corp.,
Sr. Unsec’d. Notes
2.200%	01/15/27		245	213,604
3.625%	04/01/27		150	138,741
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.950%	07/01/24		180	173,474
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.650%	05/11/27	(a)	345	328,828
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25		75	73,885
3.850%	11/21/22		295	295,911
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
1.850%	09/15/32		355	277,979
Synchrony Financial,
Sr. Unsec’d. Notes
4.250%	08/15/24		345	343,410
Western Union Co. (The),
Sr. Unsec’d. Notes
2.850%	01/10/25		165	158,437

				2,966,275

Electric — 0.2%
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.400%	05/15/44		35	30,705
Ausgrid Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.850%	05/01/23		300	299,932
CMS Energy Corp.,
Sr. Unsec’d. Notes
4.875%	03/01/44		25	23,818
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26		55	51,622
3.750%	09/01/46		45	35,491

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	145	$123,397
Enel Finance International NV (Italy),
Gtd. Notes, 144A
1.875%	07/12/28	200	168,236
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	105	98,965
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	330	320,260
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
7.375%	11/15/31	195	218,826
ITC Holdings Corp.,
Sr. Unsec’d. Notes
2.700%	11/15/22	300	298,845
Mid-Atlantic Interstate Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.100%	05/15/28	300	292,916
Mississippi Power Co.,
Sr. Unsec’d. Notes
3.950%	03/30/28	315	306,490
Ohio Power Co.,
Sr. Unsec’d. Notes, Series D
6.600%	03/01/33	245	285,042
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27	475	398,937
Southern Co. (The),
Sr. Unsec’d. Notes
4.250%	07/01/36	140	128,449
State Grid Overseas Investment BVI Ltd. (China),
Gtd. Notes, 144A, MTN
3.750%	05/02/23	500	502,209
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25	150	147,691
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.000%	01/15/43	200	175,489
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	300	289,532

			4,196,852

Entertainment — 0.0%
Magallanes, Inc.,
Gtd. Notes, 144A
5.050%	03/15/42	555	471,994

Environmental Control — 0.0%
Republic Services, Inc.,
Sr. Unsec’d. Notes
3.375%	11/15/27	155	148,046

SEE NOTES TO FINANCIAL STATEMENTS.
A371

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Foods — 0.0%
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
4.600%	11/01/25	410	$412,078

Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes, 144A
4.200%	01/29/30	200	178,459
International Paper Co.,
Sr. Unsec’d. Notes
4.800%	06/15/44	19	17,565

			196,024

Gas — 0.0%
APT Pipelines Ltd. (Australia),
Gtd. Notes, 144A
4.250%	07/15/27	70	68,142
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31	455	354,920
3.950%	03/30/48	195	161,557

			584,619

Healthcare-Products — 0.0%
Abbott Laboratories,
Sr. Unsec’d. Notes
3.400%	11/30/23	98	98,396
4.750%	11/30/36	155	164,384
Alcon Finance Corp. (Switzerland),
Gtd. Notes, 144A
2.600%	05/27/30	255	217,379
Medtronic, Inc.,
Gtd. Notes
4.625%	03/15/45	22	22,068
PerkinElmer, Inc.,
Sr. Unsec’d. Notes
1.900%	09/15/28	435	362,389

			864,616

Healthcare-Services — 0.2%
AHS Hospital Corp.,
Unsec’d. Notes
5.024%	07/01/45	145	151,946
Banner Health,
Unsec’d. Notes
1.897%	01/01/31	155	128,332
Baylor Scott & White Holdings,
Sec’d. Notes
3.967%	11/15/46	160	146,256
Unsec’d. Notes
4.185%	11/15/45	125	117,451
Centra Health, Inc.,
Unsec’d. Notes
4.700%	01/01/48	650	605,525
CommonSpirit Health,
Sr. Sec’d. Notes
2.760%	10/01/24	345	335,785
2.782%	10/01/30	165	140,911

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Elevance Health, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43	55	$52,336
Hackensack Meridian Health, Inc.,
Sr. Sec’d. Notes
4.211%	07/01/48	400	369,467
HCA, Inc.,
Gtd. Notes
4.125%	06/15/29	420	383,518
Humana, Inc.,
Sr. Unsec’d. Notes
2.150%	02/03/32	155	125,494
MedStar Health, Inc.,
Sec’d. Notes, Series 20A
3.626%	08/15/49	375	306,585
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes, Series 2015
4.200%	07/01/55	75	68,492
NYU Langone Hospitals,
Sec’d. Notes
4.784%	07/01/44	135	131,815
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series A
3.930%	10/01/48	700	612,935
Stanford Health Care,
Unsec’d. Notes, Series 2018
3.795%	11/15/48	200	176,097
Trinity Health Corp.,
Sec’d. Notes
4.125%	12/01/45	160	147,847
West Virginia United Health System Obligated Group,
Sec’d. Notes, Series 2018
4.924%	06/01/48	525	518,039

			4,518,831

Home Furnishings — 0.0%
Panasonic Corp. (Japan),
Sr. Unsec’d. Notes, 144A
2.536%	07/19/22	250	249,878

Insurance — 0.2%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A, MTN
3.200%	03/11/25	200	197,344
Aon Corp.,
Gtd. Notes
2.200%	11/15/22	465	464,111
Aon Global Ltd.,
Gtd. Notes
4.750%	05/15/45	75	69,838
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.750%	03/15/23	160	159,968
Chubb INA Holdings, Inc.,
Gtd. Notes
3.350%	05/15/24	30	29,920

SEE NOTES TO FINANCIAL STATEMENTS.
A372

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
Equitable Holdings, Inc.,
Sr. Unsec’d. Notes
3.900%	04/20/23		87	$87,422
First American Financial Corp.,
Sr. Unsec’d. Notes
4.600%	11/15/24		50	49,831
Jackson Financial, Inc.,
Sr. Unsec’d. Notes, 144A
1.125%	11/22/23		355	341,355
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44	(a)	370	341,466
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
3.300%	03/14/23		30	29,996
3.500%	06/03/24		380	378,979
New York Life Global Funding,
Sec’d. Notes, 144A
1.100%	05/05/23		100	97,978
Principal Financial Group, Inc.,
Gtd. Notes
2.125%	06/15/30		310	255,632
3.300%	09/15/22		35	35,043
3.400%	05/15/25		120	117,358
3.700%	05/15/29		265	248,696
Protective Life Global Funding,
Sec’d. Notes, 144A
1.170%	07/15/25		350	321,751
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		70	68,074
Willis North America, Inc.,
Gtd. Notes
3.600%	05/15/24		150	147,812

				3,442,574

Internet — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.800%	08/22/24		140	138,760
3.875%	08/22/37		180	170,084
5.200%	12/03/25		190	199,432
Baidu, Inc. (China),
Sr. Unsec’d. Notes
3.875%	09/29/23		230	230,759
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.650%	03/15/25		75	75,137
Expedia Group, Inc.,
Gtd. Notes
5.000%	02/15/26		118	118,105
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, 144A, MTN
2.985%	01/19/23		200	199,595

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Internet (cont’d.)
Weibo Corp. (China),
Sr. Unsec’d. Notes
3.500%	07/05/24		365	$355,337

				1,487,209

Iron/Steel — 0.0%
Nucor Corp.,
Sr. Unsec’d. Notes
2.700%	06/01/30		170	147,345

Lodging — 0.0%
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
3.375%	07/15/23		85	83,153

Media — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.500%	02/01/24		410	412,535
4.908%	07/23/25		255	255,656
Cox Communications, Inc.,
Gtd. Notes, 144A
2.950%	10/01/50		620	411,181
Fox Corp.,
Sr. Unsec’d. Notes
4.030%	01/25/24	(a)	490	489,992
Thomson Reuters Corp. (Canada),
Sr. Unsec’d. Notes
3.350%	05/15/26		20	19,416
Time Warner Cable LLC,
Sr. Sec’d. Notes
6.550%	05/01/37		28	28,037
6.750%	06/15/39		30	30,041
Walt Disney Co. (The),
Gtd. Notes
3.700%	10/15/25		30	29,971

				1,676,829

Mining — 0.0%
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.750%	01/15/31		200	179,555

Oil & Gas — 0.1%
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	07/15/30		340	298,482
Chevron Corp.,
Sr. Unsec’d. Notes
1.995%	05/11/27		160	147,480
Eni SpA (Italy),
Sr. Unsec’d. Notes, Series XR, 144A
4.000%	09/12/23		200	199,090
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27		155	151,166

SEE NOTES TO FINANCIAL STATEMENTS.
A373

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
4.300%	05/20/23	200	$200,187
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.125%	01/15/26	165	147,565
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.850%	04/15/25	147	142,116
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.700%	09/15/26	50	48,179
3.700%	03/15/28	210	195,889
4.500%	03/04/29	290	279,213

			1,809,367

Oil & Gas Services — 0.0%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.750%	05/01/24	200	199,291

Packaging & Containers — 0.0%
Packaging Corp. of America,
Sr. Unsec’d. Notes
3.650%	09/15/24	30	29,748

Pharmaceuticals — 0.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	05/14/26	55	52,957
4.250%	11/21/49	325	288,070
4.500%	05/14/35	160	155,218
4.700%	05/14/45	235	221,338
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.823%	05/20/30	200	175,815
3.700%	06/06/27	195	188,755
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
3.550%	08/15/22	155	155,210
4.250%	10/26/49	320	300,677
Cigna Corp.,
Gtd. Notes
3.750%	07/15/23	114	114,132
CVS Health Corp.,
Sr. Unsec’d. Notes
1.875%	02/28/31	200	160,358
2.700%	08/21/40	90	64,800
5.050%	03/25/48	410	392,269
Perrigo Finance Unlimited Co.,
Gtd. Notes
4.400%	06/15/30	660	590,310
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23	107	105,819

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
2.050%	03/31/30	285	$238,368

			3,204,096

Pipelines — 0.1%
Boardwalk Pipelines LP,
Gtd. Notes
4.450%	07/15/27	50	48,477
4.950%	12/15/24	60	60,460
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
2.902%	07/15/31	135	118,954
3.701%	01/15/39	135	114,062
Enbridge, Inc. (Canada),
Gtd. Notes
4.000%	10/01/23	65	65,135
4.250%	12/01/26	55	54,418
Energy Transfer LP,
Sr. Unsec’d. Notes
3.750%	05/15/30	175	157,579
5.250%	04/15/29	285	282,420
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	09/15/46	45	37,958
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	150	144,253
4.500%	05/15/30	95	91,261
Spectra Energy Partners LP,
Gtd. Notes
3.375%	10/15/26	130	123,890
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
5.100%	09/15/45	135	125,775

			1,424,642

Real Estate Investment Trusts (REITs) — 0.2%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
3.450%	04/30/25	485	476,857
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.300%	07/15/26	410	400,478
4.125%	07/01/24	50	50,196
American Tower Corp.,
Sr. Unsec’d. Notes
1.450%	09/15/26	800	699,940
Boston Properties LP,
Sr. Unsec’d. Notes
3.650%	02/01/26	75	72,820
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.900%	03/15/27	70	67,034
4.050%	07/01/30	175	157,706
4.125%	06/15/26	115	112,509

SEE NOTES TO FINANCIAL STATEMENTS.
A374

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.250%	01/15/31		435	$353,026
3.700%	06/15/26		160	154,550
4.750%	05/15/47		85	76,655
Essex Portfolio LP,
Gtd. Notes
4.500%	03/15/48		290	260,415
Healthcare Realty Trust, Inc.,
Sr. Unsec’d. Notes
3.625%	01/15/28		130	121,629
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/31		85	73,220
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24		160	156,010
4.250%	08/15/29		100	94,181
4.375%	10/01/25		40	39,415
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.300%	02/01/25		145	141,947
Life Storage LP,
Gtd. Notes
4.000%	06/15/29		360	329,062
Public Storage,
Sr. Unsec’d. Notes
1.950%	11/09/28		255	220,508
Realty Income Corp.,
Sr. Unsec’d. Notes
3.100%	12/15/29		495	450,321
3.950%	08/15/27		155	151,489
Regency Centers LP,
Gtd. Notes
4.125%	03/15/28		150	144,352
SBA Tower Trust,
Asset-Backed, 144A
2.836%	01/15/50		255	246,096
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	10/01/24		100	98,909

				5,149,325

Retail — 0.1%
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.650%	01/15/31		595	466,158
3.125%	04/18/24		130	128,502
3.125%	04/21/26		70	67,433
Carvana Co.,
Gtd. Notes, 144A
10.250%	05/01/30	(a)	515	422,003
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.600%	09/01/27		200	193,293

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (cont’d.)
QVC, Inc.,
Sr. Sec’d. Notes
4.450%	02/15/25		10	$8,921
4.850%	04/01/24		105	98,476
Ross Stores, Inc.,
Sr. Unsec’d. Notes
1.875%	04/15/31		155	122,677
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
1.600%	05/15/31	(a)	175	141,089

				1,648,552

Software — 0.1%
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.200%	07/01/26		230	218,488
Microsoft Corp.,
Sr. Unsec’d. Notes
2.921%	03/17/52		150	118,424
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
1.400%	09/15/27		665	569,727
2.000%	06/30/30		135	108,957
VMware, Inc.,
Sr. Unsec’d. Notes
1.400%	08/15/26		680	601,898

				1,617,494

Telecommunications — 0.0%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
2.875%	05/07/30		235	210,296
AT&T, Inc.,
Sr. Unsec’d. Notes
4.350%	03/01/29		155	152,752
Crown Castle Towers LLC,
Asset-Backed, 144A
3.663%	05/15/45		50	48,901
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.625%	12/15/25		45	44,067
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.000%	03/22/50		410	353,978

				809,994

Toys/Games/Hobbies — 0.0%
Hasbro, Inc.,
Sr. Unsec’d. Notes
3.000%	11/19/24		355	345,363

Transportation — 0.0%
Autoridad del Canal de Panama (Panama),
Sr. Unsec’d. Notes, 144A
4.950%	07/29/35		200	207,197
Kansas City Southern,
Gtd. Notes
2.875%	11/15/29		300	268,214

SEE NOTES TO FINANCIAL STATEMENTS.
A375

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Transportation (cont’d.)
3.500%	05/01/50	385	$300,490
4.300%	05/15/43	80	69,539

			845,440

Trucking & Leasing — 0.1%
GATX Corp.,
Sr. Unsec’d. Notes
3.250%	09/15/26	305	290,937
3.500%	03/15/28	230	214,752
SMBC Aviation Capital Finance DAC (Ireland),
Gtd. Notes, 144A
3.550%	04/15/24	200	195,546
4.125%	07/15/23	200	198,501

			899,736

TOTAL CORPORATE BONDS (cost $63,253,036)			57,545,396

MUNICIPAL BONDS — 0.3%
California — 0.1%
Bay Area Toll Authority,
Taxable, Revenue Bonds, BABs, Series S3
6.907%	10/01/50	230	320,164

California State Public Works Board,
Taxable, Revenue Bonds, BABs
7.804%	03/01/35	200	250,232
Northern California Power Agency,
Taxable, Revenue Bonds, BABs, Series B
7.311%	06/01/40	200	247,073
San Jose Redevelopment Agency Successor Agency,
Taxable, Series A-T
3.375%	08/01/34	165	149,718
State of California,
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	120	154,027
7.625%	03/01/40	100	135,027
University of California,
Taxable, Revenue Bonds, Series J
4.131%	05/15/45	15	13,984

			1,270,225

Florida — 0.1%
County of Miami-Dade Water & Sewer System Revenue,
Taxable, Revenue Bonds, Series C
3.490%	10/01/42	405	339,430
Florida Development Finance Corp.,
Taxable, Revenue Bonds, Series B
4.109%	04/01/50	610	527,846

			867,276

Georgia — 0.0%
Municipal Electric Authority of Georgia,
Taxable, Revenue Bonds, BABs
6.655%	04/01/57	576	682,751

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Illinois — 0.1%
County of Cook,
General Obligation Unlimited, Taxable, BABs, Series D
6.229%	11/15/34	420	$483,102
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Limited, Taxable, BABs
5.720%	12/01/38	410	474,601

			957,703

Michigan — 0.0%
Detroit City School District,
General Obligation Unlimited
6.645%	05/01/29	240	272,836
Great Lakes Water Authority Sewage Disposal System Revenue,
Taxable, Revenue Bonds, Series A
3.056%	07/01/39	170	143,530

			416,366

New York — 0.0%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.548%	11/15/31	410	460,325
New York State Dormitory Authority,
Taxable, Revenue Bonds, Series B
3.879%	07/01/46	375	325,495
Port Authority of New York & New Jersey,
Taxable, Revenue Bonds
5.310%	08/01/46	50	50,701

			836,521

North Carolina — 0.0%
University of North Carolina at Chapel Hill,
Taxable, Revenue Bonds
3.847%	12/01/34	150	147,747

South Carolina — 0.0%
South Carolina Public Service Authority,
Taxable, Revenue Bonds, Series D
2.388%	12/01/23	120	117,884

Texas — 0.0%
Dallas/Fort Worth International Airport,
Taxable, Revenue Bonds, Series A
2.994%	11/01/38	480	415,492
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	480	421,274

			836,766

Wisconsin — 0.0%
State of Wisconsin,
Taxable, Revenue Bonds, Series A
3.954%	05/01/36	250	243,995

TOTAL MUNICIPAL BONDS (cost $6,950,305)			6,377,234

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.4%
Angel Oak Mortgage Trust,
Series 2020-05, Class A1, 144A
1.373%(cc)	05/25/65	90	86,356

SEE NOTES TO FINANCIAL STATEMENTS.
A376

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2020-06, Class A2, 144A
1.518%(cc)	05/25/65	92		$87,979
Series 2020-06, Class M1, 144A
2.805%(cc)	05/25/65	385		348,715
Series 2021-01, Class A1, 144A
0.909%(cc)	01/25/66	338		313,417
Series 2021-01, Class A2, 144A
1.115%(cc)	01/25/66	97		89,103
Series 2021-02, Class A1, 144A
0.985%(cc)	04/25/66	311		282,430
Citigroup Mortgage Loan Trust, Inc.,
Series 2020-EXP02, Class A3, 144A
2.500%(cc)	08/25/50	300		262,646
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1M1, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
1.926%(c)	12/25/41	126		123,670
Deephaven Residential Mortgage Trust,
Series 2021-02, Class A1, 144A
0.899%(cc)	04/25/66	122		108,105
Ellington Financial Mortgage Trust,
Series 2019-02, Class A3, 144A
3.046%(cc)	11/25/59	67		64,484
Series 2021-02, Class A1, 144A
0.931%(cc)	06/25/66	162		146,389
Fannie Mae Connecticut Avenue Securities,
Series 2017-C04, Class 2ED2, 1 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
2.724%(c)	11/25/29	529		523,007
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2021-DNA02, Class M1, 144A, 30 Day Average SOFR + 0.800% (Cap N/A, Floor 0.000%)
1.726%(c)	08/25/33	116		115,594
Series 2021-DNA07, Class M1, 144A, 30 Day Average SOFR + 0.850% (Cap N/A, Floor 0.000%)
1.776%(c)	11/25/41	490		475,272
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA06, Class M1, 144A, 30 Day Average SOFR + 0.900% (Cap N/A, Floor 0.000%)
1.826%(c)	12/25/50	—(r	)	327
Series 2021-DNA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
3.026%(c)	10/25/33	220		203,442
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
2.426%(c)	10/25/41	285		260,177
Series 2021-HQA01, Class M1, 144A, 30 Day Average SOFR + 0.700% (Cap N/A, Floor 0.000%)
1.626%(c)	08/25/33	169		167,836
Series 2022-HQA01, Class M1A, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
3.026%(c)	03/25/42	435		431,685
Flagstar Mortgage Trust,
Series 2021-05INV, Class A2, 144A
2.500%(cc)	07/25/51	696		594,720

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac REMICS,
Series 4623, Class MF, 1 Month LIBOR + 0.500% (Cap 6.500%, Floor 0.500%)
1.824%(c)	10/15/46	21	$21,340
Series 4977, Class IO, IO
4.500%	05/25/50	123	19,225
Freddie Mac Structured Agency Credit Risk REMIC Trust,
Series 2022-DNA03, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
2.926%(c)	04/25/42	495	487,658
Galton Funding Mortgage Trust,
Series 2018-01, Class A23, 144A
3.500%(cc)	11/25/57	20	18,628
Series 2019-H01, Class A3, 144A
2.964%(cc)	10/25/59	283	280,177
Government National Mortgage Assoc.,
Series 2017-184, Class JH
3.000%	12/20/47	16	15,096
Series 2018-08, Class DA
3.000%	11/20/47	12	11,294
Series 2022-63, Class LM
3.500%	10/20/50	200	188,231
GS Mortgage-Backed Securities Corp. Trust,
Series 2021-PJ05, Class A8, 144A
2.500%(cc)	10/25/51	691	626,040
JPMorgan Mortgage Trust,
Series 2020-INV02, Class A3, 144A
3.000%(cc)	10/25/50	244	226,260
MetLife Securitization Trust,
Series 2018-01A, Class A, 144A
3.750%(cc)	03/25/57	239	232,928
Mill City Mortgage Loan Trust,
Series 2018-01, Class A1, 144A
3.250%(cc)	05/25/62	88	86,275
Morgan Stanley Residential Mortgage Loan Trust,
Series 2021-02, Class A9, 144A
2.500%(cc)	05/25/51	147	122,930
New Residential Mortgage Loan Trust,
Series 2019-NQM5, Class A1, 144A
2.710%(cc)	11/25/59	179	169,968
OBX Trust,
Series 2019-EXP03, Class 1A9, 144A
3.500%(cc)	10/25/59	57	54,996
Series 2019-EXP03, Class 2A2, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
2.724%(c)	10/25/59	29	28,473
Series 2020-EXP01, Class 1A8, 144A
3.500%(cc)	02/25/60	68	63,807
Series 2020-EXP01, Class 2A2, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
2.574%(c)	02/25/60	36	34,905
Series 2020-EXP02, Class A8, 144A
3.000%(cc)	05/25/60	185	172,922
PSMC Trust,
Series 2021-02, Class A3, 144A
2.500%(cc)	05/25/51	562	511,715

SEE NOTES TO FINANCIAL STATEMENTS.
A377

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust,
Series 2018-CH02, Class A3, 144A
4.000%(cc)	06/25/48		39	$37,923
SG Residential Mortgage Trust,
Series 2019-03, Class A1, 144A
2.703%(cc)	09/25/59		17	16,943
Starwood Mortgage Residential Trust,
Series 2019-INV01, Class A1, 144A
2.610%(cc)	09/27/49		1	1,307
Series 2019-INV01, Class A3, 144A
2.916%(cc)	09/27/49		211	205,645
Series 2020-INV01, Class A1, 144A
1.027%(cc)	11/25/55		126	119,545
Series 2021-02, Class A2, 144A
1.172%(cc)	05/25/65		115	109,251
Towd Point Mortgage Trust,
Series 2018-01, Class A1, 144A
3.000%(cc)	01/25/58		36	35,336
Verus Securitization Trust,
Series 2021-01, Class A1, 144A
0.815%(cc)	01/25/66		167	152,577
Wells Fargo Mortgage-Backed Securities Trust,
Series 2021-RR1, Class A1, 144A
2.500%(cc)	12/25/50		360	307,880

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $9,755,937)				9,044,629

SOVEREIGN BONDS — 0.0%
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24		200	194,301
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
2.659%	05/24/31		525	431,568
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36		60	64,813
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
3.050%	05/14/24	(a)	250	249,490

TOTAL SOVEREIGN BONDS (cost $1,028,263)				940,172

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.0%
Federal Home Loan Mortgage Corp.
2.000%	03/01/42		702	622,553
2.000%	05/01/51		353	307,555
2.000%	12/01/51		1,355	1,181,670
2.000%	03/01/52		3,750	3,258,630
2.000%	04/01/52		180	156,410
2.500%	03/01/42		339	311,609
2.500%	05/01/51		91	82,078
2.500%	06/01/51		144	129,580
2.500%	06/01/51		226	205,843
2.500%	07/01/51		107	96,755
2.500%	08/01/51		298	268,593

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
2.500%	01/01/52	784	$708,562
2.500%	02/01/52	183	165,171
2.500%	05/01/52	863	777,320
3.000%	01/01/27	8	7,904
3.000%	02/01/30	20	19,940
3.000%	05/01/30	30	30,111
3.000%	03/01/35	152	149,446
3.000%	08/01/43	75	71,627
3.000%	02/01/47	417	394,919
3.000%	09/01/49	111	104,847
3.000%	01/01/50	561	526,013
3.500%	06/01/33	136	135,747
3.500%	03/01/42	2	1,578
3.500%	12/01/42	51	49,885
3.500%	07/01/43	33	32,531
3.500%	01/01/44	71	70,085
3.500%	03/01/45	139	136,417
3.500%	03/01/46	127	124,808
3.500%	01/01/48	412	403,239
3.500%	01/01/50	236	228,940
4.000%	09/01/40	1	928
4.000%	12/01/40	15	15,348
4.000%	02/01/41	16	15,779
4.000%	04/01/42	3	2,723
4.000%	06/01/42	10	9,973
4.000%	11/01/45	52	52,221
4.000%	01/01/46	362	366,650
4.000%	01/01/50	176	175,209
4.500%	05/01/40	7	7,060
4.500%	10/01/41	46	47,132
4.500%	05/01/42	24	25,055
4.500%	05/01/50	33	32,957
5.000%	07/01/35	15	15,841
5.000%	09/01/39	3	2,992
5.500%	06/01/36	21	22,943
6.000%	08/01/34	11	11,642
6.000%	01/01/38	4	4,530
Federal National Mortgage Assoc.
1.500%	04/01/37	113	102,575
1.500%	05/01/37	881	801,869
1.500%	01/01/42	376	322,043
2.000%	TBA	1,720	1,492,369
2.000%	07/01/28	7	6,535
2.000%	04/01/42	375	334,849
2.000%	10/01/50	169	147,923
2.000%	02/01/52	336	293,137
2.000%	02/01/52	402	350,101
2.000%	02/01/52	487	424,565
2.000%	03/01/52	2,093	1,818,566
2.000%	04/01/52	1,115	969,343
2.500%	05/01/30	19	18,975
2.500%	05/01/32	86	84,265
2.500%	11/01/34	339	332,447
2.500%	04/01/37	798	763,074
2.500%	08/01/51	448	403,271
2.500%	08/01/51	465	418,880
2.500%	10/01/51	682	614,415
2.500%	10/01/51	868	782,017

SEE NOTES TO FINANCIAL STATEMENTS.
A378

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
2.500%	01/01/52	430	$388,366
2.500%	01/01/52	561	505,191
2.500%	02/01/52	577	521,095
2.500%	04/01/52	2,419	2,177,031
3.000%	TBA	28,070	26,137,995
3.000%	12/01/27	4	3,944
3.000%	06/01/28	76	75,630
3.000%	10/01/28	10	9,625
3.000%	03/01/30	40	39,952
3.000%	09/01/33	7	7,354
3.000%	01/01/35	35	34,488
3.000%	05/01/35	225	220,720
3.000%	06/01/35	83	81,183
3.000%	11/01/36	19	18,765
3.000%	11/01/36	75	73,428
3.000%	12/01/36	22	21,629
3.000%	02/01/40	410	393,771
3.000%	04/01/40	158	153,214
3.000%	04/01/40	169	160,721
3.000%	01/01/43	21	19,955
3.000%	01/01/43	100	95,257
3.000%	02/01/43	157	149,717
3.000%	03/01/43	127	121,262
3.000%	05/01/43	1	872
3.000%	05/01/43	16	15,137
3.000%	05/01/43	40	38,151
3.000%	05/01/43	77	73,924
3.000%	07/01/43	11	10,602
3.000%	09/01/43	59	56,474
3.000%	06/01/46	1,119	1,066,456
3.000%	09/01/46	23	22,024
3.000%	11/01/46	10	9,910
3.000%	11/01/46	18	16,614
3.000%	11/01/46	30	28,858
3.000%	11/01/46	77	73,329
3.000%	11/01/46	95	89,783
3.000%	11/01/46	103	97,038
3.000%	12/01/46	19	17,732
3.000%	12/01/46	56	53,083
3.000%	12/01/46	90	84,791
3.000%	12/01/46	91	86,601
3.000%	12/01/46	94	88,575
3.000%	01/01/47	64	60,534
3.000%	02/01/47	129	123,690
3.000%	11/01/48	145	136,904
3.000%	08/01/49	96	90,182
3.000%	02/01/50	302	283,272
3.000%	07/01/50	155	145,050
3.000%	08/01/50	112	104,362
3.000%	09/01/50	11	10,338
3.000%	10/01/51	67	63,273
3.500%	TBA	4,555	4,380,273
3.500%	08/01/32	127	126,960
3.500%	11/01/32	90	90,461
3.500%	02/01/35	7	7,128
3.500%	06/01/38	27	26,428
3.500%	10/01/41	6	6,335
3.500%	07/01/42	26	25,336

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
3.500%	06/01/43	11		$10,984
3.500%	06/01/43	13		12,347
3.500%	07/01/43	67		65,616
3.500%	08/01/43	76		74,523
3.500%	09/01/43	35		34,840
3.500%	03/01/44	18		17,531
3.500%	07/01/44	43		42,091
3.500%	04/01/45	—(r	)	472
3.500%	04/01/45	13		12,775
3.500%	04/01/45	55		53,515
3.500%	05/01/45	40		39,225
3.500%	07/01/45	76		74,625
3.500%	09/01/45	76		74,383
3.500%	11/01/45	16		15,283
3.500%	11/01/45	16		15,863
3.500%	12/01/45	138		135,684
3.500%	01/01/46	59		58,080
3.500%	06/01/46	111		108,841
3.500%	02/01/47	15		14,352
3.500%	07/01/47	335		328,984
3.500%	12/01/47	4		4,352
3.500%	01/01/48	401		392,018
3.500%	02/01/48	24		23,759
3.500%	10/01/49	130		126,862
3.500%	05/01/50	185		179,851
3.500%	07/01/50	194		188,811
3.500%	01/01/52	465		447,972
4.000%	TBA	4,295		4,235,189
4.000%	11/01/40	18		18,103
4.000%	11/01/40	129		129,274
4.000%	12/01/40	5		5,095
4.000%	02/01/41	11		11,312
4.000%	02/01/41	14		14,406
4.000%	02/01/41	28		28,561
4.000%	02/01/41	36		36,343
4.000%	02/01/41	539		545,082
4.000%	01/01/42	12		12,243
4.000%	08/01/42	23		23,379
4.000%	01/01/43	10		10,135
4.000%	03/01/44	141		141,603
4.000%	06/01/45	16		16,363
4.000%	09/01/45	4		4,225
4.000%	10/01/45	53		53,520
4.000%	10/01/45	378		382,296
4.000%	11/01/45	5		5,457
4.000%	12/01/45	5		4,880
4.000%	01/01/46	36		36,394
4.000%	03/01/46	13		12,698
4.000%	07/01/46	35		34,962
4.000%	09/01/46	4		4,288
4.000%	12/01/46	5		5,321
4.000%	05/01/47	212		212,144
4.000%	08/01/47	92		93,173
4.000%	10/01/47	135		135,639
4.000%	02/01/48	30		30,163
4.000%	11/01/49	93		92,567
4.000%	10/01/51	263		260,951
4.500%	TBA	2,745		2,755,401

SEE NOTES TO FINANCIAL STATEMENTS.
A379

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	08/01/24	1	$1,269
4.500%	01/01/27	1	1,463
4.500%	09/01/35	14	14,604
4.500%	12/01/39	3	2,593
4.500%	03/01/40	5	5,366
4.500%	08/01/40	27	27,315
4.500%	10/01/40	15	15,610
4.500%	04/01/41	52	53,488
4.500%	05/01/41	7	6,785
4.500%	05/01/41	184	189,413
4.500%	01/01/44	17	17,263
4.500%	01/01/44	47	48,641
4.500%	04/01/44	24	25,009
4.500%	03/01/46	16	16,361
4.500%	03/01/46	79	81,880
4.500%	07/01/46	55	56,661
4.500%	09/01/46	162	167,051
4.500%	05/01/47	117	120,440
4.500%	08/01/48	29	29,728
4.500%	08/01/48	46	46,224
4.500%	12/01/48	156	157,199
4.500%	09/01/49	198	202,647
4.500%	11/01/49	6	6,278
4.500%	01/01/50	23	23,612
4.500%	05/01/50	40	40,041
5.000%	TBA	1,720	1,755,475
5.000%	10/01/33	7	7,182
5.000%	11/01/33	2	1,727
5.000%	11/01/33	2	1,841
5.000%	10/01/34	2	2,604
5.000%	04/01/35	1	1,160
5.000%	07/01/35	1	1,481
5.000%	07/01/35	5	4,748
5.000%	07/01/35	6	6,397
5.000%	10/01/35	8	8,459
5.000%	10/01/35	336	353,055
5.000%	07/01/41	102	106,854
5.000%	02/01/42	15	16,262
5.000%	05/01/42	11	11,790
5.000%	07/01/42	25	26,772
5.000%	12/01/47	42	43,760
5.500%	04/01/34	4	3,808
5.500%	02/01/35	8	8,768
5.500%	11/01/35	15	16,042
5.500%	12/01/35	100	106,770
5.500%	01/01/36	3	3,254
5.500%	07/01/36	17	18,374
5.500%	08/01/37	21	22,489
5.500%	08/01/37	396	424,936
6.000%	02/01/34	64	68,301
6.000%	04/01/35	4	4,309
6.000%	04/01/35	4	4,596
6.000%	03/01/37	14	15,671
6.000%	01/01/40	3	3,523
6.000%	07/01/41	54	59,409
6.000%	07/01/41	215	235,854
6.500%	11/01/36	6	6,397

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
Government National Mortgage Assoc.
2.000%	TBA	610	$541,613
2.000%	03/20/51	308	274,503
2.000%	08/20/51	1,501	1,341,530
2.000%	05/20/52	485	431,042
2.500%	08/20/50	298	273,716
2.500%	08/20/51	211	193,827
2.500%	10/20/51	1,637	1,503,898
2.500%	11/20/51	709	651,636
2.500%	12/20/51	251	230,810
3.000%	TBA	600	565,547
3.000%	03/20/43	145	137,035
3.000%	08/20/43	14	13,382
3.000%	05/20/46	81	77,787
3.000%	06/20/46	107	102,455
3.000%	07/20/46	47	44,918
3.000%	09/20/46	117	112,464
3.000%	10/20/46	571	547,554
3.000%	08/20/49	54	51,096
3.000%	10/20/49	88	82,338
3.000%	05/20/50	143	134,632
3.000%	07/20/51	581	549,066
3.000%	10/20/51	537	507,624
3.500%	01/15/42	5	5,109
3.500%	03/20/42	12	12,016
3.500%	05/20/42	4	4,348
3.500%	06/20/42	207	205,252
3.500%	08/20/42	10	9,620
3.500%	12/20/42	5	4,973
3.500%	01/20/43	36	35,940
3.500%	02/20/43	12	11,890
3.500%	03/20/43	15	14,730
3.500%	04/20/43	41	40,738
3.500%	09/20/43	46	45,949
3.500%	10/15/43	18	17,857
3.500%	08/20/44	270	263,158
3.500%	02/20/45	7	6,467
3.500%	07/20/45	479	475,376
3.500%	10/20/45	8	8,149
3.500%	02/20/46	23	23,027
3.500%	02/20/46	26	26,117
3.500%	07/20/46	37	36,002
3.500%	10/20/46	2	2,140
3.500%	11/20/46	132	128,805
3.500%	01/20/47	117	115,112
3.500%	04/20/47	49	48,538
3.500%	07/20/47	74	72,555
3.500%	02/20/48	109	108,130
3.500%	04/20/50	501	490,296
4.000%	TBA	275	273,792
4.000%	02/15/41	3	3,376
4.000%	03/15/41	3	3,143
4.000%	10/20/41	22	22,099
4.000%	04/20/42	15	15,525
4.000%	01/20/44	50	50,692
4.000%	02/20/44	16	16,393
4.000%	01/20/46	27	27,457
4.000%	05/20/46	32	32,423

SEE NOTES TO FINANCIAL STATEMENTS.
A380

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	09/20/47	568		$571,835
4.000%	10/20/50	192		192,887
4.500%	TBA	345		350,067
4.500%	05/20/40	10		10,584
4.500%	01/20/41	16		17,384
4.500%	09/15/45	17		17,609
4.500%	11/20/46	138		145,843
4.500%	03/20/47	198		205,531
4.500%	08/20/47	81		84,340
4.500%	09/20/48	51		51,662
5.000%	01/20/33	1		938
5.000%	05/20/33	6		5,872
5.000%	12/20/34	4		4,566
5.000%	02/20/35	4		4,008
5.000%	03/20/35	3		3,164
5.000%	06/20/35	1		586
5.000%	08/20/35	3		2,973
5.000%	12/20/35	4		4,080
5.000%	01/20/36	1		1,136
5.000%	03/20/36	5		5,623
5.000%	04/15/39	3		3,599
5.000%	04/20/39	4		4,224
5.000%	09/15/39	1		1,507
5.000%	12/15/39	6		6,752
5.000%	01/15/40	5		5,651
5.000%	02/15/40	3		3,375
5.000%	05/20/40	7		7,707
5.000%	06/15/40	5		5,499
5.000%	06/20/40	7		7,160
5.000%	08/20/40	2		2,335
5.000%	10/20/40	30		31,768
5.000%	11/20/40	16		16,768
5.000%	06/20/41	10		10,489
5.000%	08/20/42	2		1,803
5.000%	11/20/42	11		11,471
5.000%	06/20/47	—(r	)	498
5.000%	07/20/47	39		40,255
5.000%	08/20/47	15		15,504
5.000%	10/20/47	26		27,124
5.000%	11/20/47	149		154,233
5.000%	02/20/48	25		25,948
5.000%	05/20/48	6		6,383
5.000%	06/20/48	21		21,721
5.000%	09/20/48	92		94,294
5.000%	06/20/49	144		148,173
5.500%	08/20/38	6		6,188
5.500%	03/20/48	34		36,793
5.500%	04/20/48	25		26,158
5.500%	05/20/48	93		97,506
5.500%	09/20/48	—(r	)	300
5.500%	10/20/48	7		7,399
5.500%	11/20/48	34		35,210
5.500%	12/20/48	83		86,330
5.500%	01/20/49	25		26,228
5.500%	03/20/49	113		119,185

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $94,157,991)				91,487,049

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS — 2.2%
U.S. Treasury Bonds
1.125%	05/15/40		3,760	$2,617,312
1.750%	08/15/41		475	361,223
1.875%	02/15/51		2,090	1,567,827
2.000%	11/15/41		100	79,406
2.000%	02/15/50		3,290	2,549,750
2.250%	02/15/52	(a)	1,275	1,049,285
2.375%	05/15/51		165	139,296
3.125%	11/15/41		2,510	2,408,031
4.500%	05/15/38		230	271,077
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	07/15/24		2,892	2,919,276
0.125%	10/15/24		939	944,147
0.125%	10/15/26		8	7,964
0.125%	04/15/27		1,345	1,323,829
0.125%	01/15/32		25	24,134
0.125%	02/15/52		14	10,662
0.250%	01/15/25		1,586	1,594,106
0.375%	07/15/23		1,475	1,500,970
0.375%	07/15/25		15	15,627
0.500%	04/15/24		2	1,743
0.625%	04/15/23		5	5,090
0.625%	01/15/24		1,545	1,570,626
0.625%	01/15/26		1,194	1,207,256
0.750%	02/15/42		4	3,854
U.S. Treasury Notes
0.375%	04/30/25	(k)	2,925	2,714,080
0.375%	11/30/25		2,720	2,484,125
0.750%	03/31/26		14,360	13,189,884
1.250%	08/15/31		6,135	5,280,893
1.625%	05/15/31		1,900	1,697,531
1.875%	02/28/27		3,125	2,966,553
1.875%	02/15/32		670	606,978

TOTAL U.S. TREASURY OBLIGATIONS (cost $57,151,164)				51,112,535

TOTAL LONG-TERM INVESTMENTS (cost $2,075,197,156)				1,941,112,492

			Shares

SHORT-TERM INVESTMENTS — 22.4%

AFFILIATED MUTUAL FUNDS — 21.7%
PGIM Core Ultra Short Bond Fund(wa)			388,116,079	388,116,079
PGIM Institutional Money Market Fund (cost $114,249,374; includes $114,147,458 of cash collateral for securities on loan)(b)(wa)			114,342,463	114,239,554

TOTAL AFFILIATED MUTUAL FUNDS (cost $502,365,453)				502,355,633

SEE NOTES TO FINANCIAL STATEMENTS.
A381

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATION(k)(n) — 0.7%
U.S. Treasury Bills
1.387%	09/08/22	17,374	$17,321,425

(cost $17,327,949)

TOTAL SHORT-TERM INVESTMENTS
(cost $519,693,402)			519,677,058

TOTAL INVESTMENTS—106.3%
(cost $2,594,890,558)			2,460,789,550

Liabilities in excess of other assets(z) — (6.3)%			(145,925,455)

NET ASSETS — 100.0%			$2,314,864,095

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $38,960 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $109,596,796; cash collateral of $114,147,458 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2022.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(r)	Principal or notional amount is less than $500 par.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
112	2 Year U.S. Treasury Notes	Sep. 2022	$23,521,750	$81,520
319	5 Year U.S. Treasury Notes	Sep. 2022	35,807,750	295,494
105	10 Year U.S. Treasury Notes	Sep. 2022	12,445,781	139,223
110	20 Year U.S. Treasury Bonds	Sep. 2022	15,248,750	292,963
103	30 Year U.S. Ultra Treasury Bonds	Sep. 2022	15,897,406	121,001
518	Mini MSCI EAFE Index	Sep. 2022	48,085,940	310,168
170	Mini MSCI Emerging Markets Index	Sep. 2022	8,522,950	44,389
193	Russell 2000 E-Mini Index	Sep. 2022	16,482,200	322,388
610	S&P 500 E-Mini Index	Sep. 2022	115,579,750	(250,380)
56	S&P Mid Cap 400 E-Mini Index	Sep. 2022	12,700,800	185,668

				1,542,434

Short Position:
3	10 Year U.S. Ultra Treasury Notes	Sep. 2022	382,125	(4,729)

				$1,537,705

SEE NOTES TO FINANCIAL STATEMENTS.
A382

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contract outstanding at June 30, 2022:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/22/22	Barclays Bank PLC	AUD	110	$81,368	$75,939	$—	$(5,429)
Expiring 07/22/22	Citibank, N.A.	AUD	250	176,960	172,588	—	(4,372)
Expiring 07/22/22	Citibank, N.A.	AUD	113	82,557	78,347	—	(4,210)
British Pound,
Expiring 08/19/22	HSBC Bank PLC	GBP	140	176,487	170,812	—	(5,675)
Expiring 08/19/22	JP Morgan Chase Bank, N.A.	GBP	140	174,899	170,217	—	(4,682)
Canadian Dollar,
Expiring 07/22/22	Bank of America, N.A.	CAD	208	163,513	161,827	—	(1,686)
Expiring 07/22/22	RBC Capital Markets LLC	CAD	224	174,112	173,829	—	(283)
Euro,
Expiring 08/19/22	Deutsche Bank AG	EUR	48	50,813	50,351	—	(462)
Expiring 08/19/22	Goldman Sachs International	EUR	168	180,709	176,307	—	(4,402)
Expiring 08/19/22	UBS AG	EUR	52	55,064	54,811	—	(253)
Expiring 08/19/22	UBS AG	EUR	35	36,840	36,807	—	(33)
Japanese Yen,
Expiring 07/22/22	Bank of America, N.A.	JPY	11,385	88,783	84,020	—	(4,763)
Expiring 07/22/22	BNP Paribas S.A.	JPY	7,730	60,846	57,046	—	(3,800)
Expiring 07/22/22	Citibank, N.A.	JPY	5,205	40,252	38,412	—	(1,840)
Expiring 07/22/22	Morgan Stanley & Co. LLC	JPY	10,300	80,571	76,012	—	(4,559)
Expiring 07/22/22	UBS AG	JPY	20,800	161,594	153,501	—	(8,093)
Expiring 07/27/22	Bank of America, N.A.	JPY	7,870	58,947	58,097	—	(850)
New Zealand Dollar,
Expiring 07/22/22	Citibank, N.A.	NZD	115	77,944	71,812	—	(6,132)
Swedish Krona,
Expiring 08/19/22	Bank of America, N.A.	SEK	1,740	178,284	170,429	—	(7,855)
Expiring 08/19/22	Bank of America, N.A.	SEK	1,294	133,441	126,720	—	(6,721)
Expiring 08/19/22	Bank of America, N.A.	SEK	431	44,468	42,240	—	(2,228)
Expiring 09/23/22	JP Morgan Chase Bank, N.A.	SEK	365	36,433	35,809	—	(624)
Expiring 09/23/22	Morgan Stanley & Co. LLC	SEK	220	21,682	21,584	—	(98)

				$2,336,567	$2,257,517	—	(79,050)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contract:
Australian Dollar,
Expiring 07/22/22	Barclays Bank PLC	AUD	55	$38,303	$37,970	$333	$—
Expiring 07/22/22	Barclays Bank PLC	AUD	50	34,991	34,518	473	—
Expiring 07/22/22	Citibank, N.A.	AUD	55	38,599	37,969	630	—
Expiring 07/22/22	Citibank, N.A.	AUD	50	34,326	34,518	—	(192)
Expiring 07/22/22	HSBC Bank PLC	AUD	40	27,477	27,614	—	(137)
Expiring 07/22/22	JP Morgan Chase Bank, N.A.	AUD	40	27,477	27,614	—	(137)
Expiring 07/22/22	Morgan Stanley & Co. LLC	AUD	110	80,025	75,938	4,087	—
Expiring 07/22/22	UBS AG	AUD	113	80,565	78,346	2,219	—
British Pound,
Expiring 08/19/22	Barclays Bank PLC	GBP	32	40,150	39,492	658	—
Expiring 08/19/22	Barclays Bank PLC	GBP	26	31,189	31,128	61	—
Expiring 08/19/22	Citibank, N.A.	GBP	140	175,953	170,811	5,142	—
Expiring 08/19/22	Citibank, N.A.	GBP	82	101,402	99,597	1,805	—
Canadian Dollar,
Expiring 07/22/22	Canadian Imperial Bank of Commerce	CAD	51	39,715	39,935	—	(220)
Expiring 07/22/22	Goldman Sachs International	CAD	105	81,355	81,571	—	(216)
Expiring 07/22/22	Goldman Sachs International	CAD	103	80,462	80,256	206	—
Expiring 07/22/22	Goldman Sachs International	CAD	50	38,484	38,843	—	(359)
Expiring 07/22/22	Goldman Sachs International	CAD	45	34,762	35,254	—	(492)

SEE NOTES TO FINANCIAL STATEMENTS.
A383

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contract outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contract (cont’d.):
Canadian Dollar (cont’d.),
Expiring 07/22/22	Goldman Sachs International	CAD	36	$27,834	$28,204	$—	$(370)
Expiring 07/22/22	RBC Capital Markets LLC	CAD	41	31,645	31,593	52	—
Euro,
Expiring 08/19/22	Bank of America, N.A.	EUR	52	54,908	54,681	227	—
Expiring 08/19/22	Bank of America, N.A.	EUR	38	40,250	39,860	390	—
Expiring 08/19/22	HSBC Bank PLC	EUR	30	30,978	31,284	—	(306)
Expiring 08/19/22	JP Morgan Chase Bank, N.A.	EUR	100	105,443	105,163	280	—
Expiring 08/19/22	UBS AG	EUR	135	144,442	141,969	2,473	—
Japanese Yen,
Expiring 07/22/22	Bank of America, N.A.	JPY	10,395	80,235	76,714	3,521	—
Expiring 07/22/22	Citibank, N.A.	JPY	10,405	80,131	76,788	3,343	—
Expiring 07/22/22	Citibank, N.A.	JPY	10,300	80,564	76,013	4,551	—
Expiring 07/22/22	Goldman Sachs International	JPY	5,205	39,871	38,412	1,459	—
Expiring 07/22/22	HSBC Bank PLC	JPY	7,730	59,236	57,046	2,190	—
Expiring 07/22/22	UBS AG	JPY	11,385	88,243	84,019	4,224	—
Expiring 07/27/22	Citibank, N.A.	JPY	7,870	58,275	58,097	178	—
New Zealand Dollar,
Expiring 07/22/22	Citibank, N.A.	NZD	115	76,466	71,812	4,654	—
Swedish Krona,
Expiring 08/19/22	Bank of America, N.A.	SEK	1,725	175,971	168,960	7,011	—
Expiring 08/19/22	Bank of America, N.A.	SEK	1,055	105,679	103,335	2,344	—
Expiring 08/19/22	Bank of America, N.A.	SEK	405	40,363	39,669	694	—
Expiring 08/19/22	Goldman Sachs International	SEK	280	27,660	27,426	234	—
Expiring 09/23/22	Citibank, N.A.	SEK	585	57,837	57,393	444	—

				$2,391,266	$2,339,812	53,883	(2,429)

						$53,883	$(81,479)

Credit default swap agreements outstanding at June 30, 2022:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2022(4)	Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.38.V1	06/20/27	1.000%(Q)	115,000	1.006%	$163,765	$(1,320)	$(165,085)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is

SEE NOTES TO FINANCIAL STATEMENTS.
A384

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$—	$327,545
J.P. Morgan Securities LLC	—	3,234,183
Morgan Stanley & Co. LLC	—	13,034,437

Total	$—	$16,596,165

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks	$1,243,188,417	$461,579,292	$38,960
Preferred Stocks	642,368	2,171,798	—
Master Limited Partnership	453,546	—	—
Asset-Backed Securities
Automobiles	—	890,899	—
Collateralized Loan Obligations	—	1,550,650	—
Credit Cards	—	155,084	—
Equipment	—	696,856	—
Other	—	1,217,992	—
Student Loans	—	3,359,865	—
Commercial Mortgage-Backed Securities	—	8,659,750	—
Corporate Bonds	—	57,545,396	—
Municipal Bonds	—	6,377,234	—
Residential Mortgage-Backed Securities	—	9,044,629	—
Sovereign Bonds	—	940,172	—
U.S. Government Agency Obligations	—	91,487,049	—
U.S. Treasury Obligations	—	51,112,535	—
Short-Term Investments
Affiliated Mutual Funds	502,355,633	—	—
U.S. Treasury Obligation	—	17,321,425	—

Total	$1,746,639,964	$714,110,626	$38,960

Other Financial Instruments*
Assets
Futures Contracts	$1,792,814	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	53,883	—

Total	$1,792,814	$53,883	$—

Liabilities
Futures Contracts	$(255,109)	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.
A385

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities (continued)
OTC Forward Foreign Currency Exchange Contracts	$—	$(81,479)	$—
Centrally Cleared Credit Default Swap Agreement	—	(165,085)	—

Total	$(255,109)	$(246,564)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2022 were as follows:

Affiliated Mutual Funds (4.9% represents investments purchased with collateral from securities on loan)	21.7%
Software	4.9
Pharmaceuticals	4.4
Equity Real Estate Investment Trusts (REITs)	4.4
U.S. Government Agency Obligations	4.0
Banks	3.7
Insurance	3.7
IT Services	3.2
U.S. Treasury Obligations	2.9
Health Care Providers & Services	2.9
Semiconductors & Semiconductor Equipment	2.6
Interactive Media & Services	2.4
Capital Markets	2.4
Health Care Equipment & Supplies	2.3
Life Sciences Tools & Services	2.0
Chemicals	1.8
Oil, Gas & Consumable Fuels	1.8
Hotels, Restaurants & Leisure	1.8
Electric Utilities	1.7
Technology Hardware, Storage & Peripherals	1.6
Internet & Direct Marketing Retail	1.6
Biotechnology	1.5
Multi-Utilities	1.4
Aerospace & Defense	1.4
Beverages	1.3
Machinery	1.3
Industrial Conglomerates	1.1
Specialty Retail	1.0
Food & Staples Retailing	0.9
Road & Rail	0.9
Automobiles	0.9
Textiles, Apparel & Luxury Goods	0.9
Food Products	0.9
Diversified Telecommunication Services	0.7
Electronic Equipment, Instruments & Components	0.7
Multiline Retail	0.6
Tobacco	0.6
Electrical Equipment	0.6
Commercial Services & Supplies	0.6
Entertainment	0.6
Personal Products	0.5
Containers & Packaging	0.5
Metals & Mining	0.5
Media	0.5
Professional Services	0.4

Diversified Financial Services	0.4%
Household Products	0.4
Real Estate Management & Development	0.4
Household Durables	0.4
Auto Components	0.4
Residential Mortgage-Backed Securities	0.4
Commercial Mortgage-Backed Securities	0.4
Building Products	0.4
Energy Equipment & Services	0.3
Municipal Bonds	0.3
Trading Companies & Distributors	0.3
Wireless Telecommunication Services	0.3
Thrifts & Mortgage Finance	0.2
Real Estate Investment Trusts (REITs)	0.2
Air Freight & Logistics	0.2
Consumer Finance	0.2
Healthcare-Services	0.2
Communications Equipment	0.2
Electric	0.2
Independent Power & Renewable Electricity Producers	0.2
Gas Utilities	0.2
Health Care Technology	0.2
Student Loans	0.1
Leisure Products	0.1
Paper & Forest Products	0.1
Diversified Consumer Services	0.1
Auto Manufacturers	0.1
Mortgage Real Estate Investment Trusts (REITs)	0.1
Construction Materials	0.1
Oil & Gas	0.1
Airlines	0.1
Retail	0.1
Collateralized Loan Obligations	0.1
Internet	0.1
Pipelines	0.1
Construction & Engineering	0.1
Water Utilities	0.1
Commercial Services	0.1
Other	0.1
Trucking & Leasing	0.1
Sovereign Bonds	0.0	*
Healthcare-Products	0.0	*
Transportation	0.0	*
Telecommunications	0.0	*
Equipment	0.0	*

SEE NOTES TO FINANCIAL STATEMENTS.
A386

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Industry Classification (continued):

Gas	0.0	*%
Foods	0.0	*
Transportation Infrastructure	0.0	*
Building Materials	0.0	*
Advertising	0.0	*
Toys/Games/Hobbies	0.0	*
Computers	0.0	*
Home Furnishings	0.0	*
Oil & Gas Services	0.0	*
Forest Products & Paper	0.0	*
Mining	0.0	*
Credit Cards	0.0	*

Environmental Control	0.0	*%
Iron/Steel	0.0	*
Distributors	0.0	*
Lodging	0.0	*
Agriculture	0.0	*
Packaging & Containers	0.0	*

	106.3
Liabilities in excess of other assets	(6.3)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—		Due from/to broker-variation margin swaps	$165,085	*
Equity contracts	Due from/to broker-variation margin futures	862,613	*	Due from/to broker-variation margin futures	250,380	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	53,883		Unrealized depreciation on OTC forward foreign currency exchange contracts	81,479
Interest rate contracts	Due from/to broker-variation margin futures	930,201	*	Due from/to broker-variation margin futures	4,729	*

		$1,846,697			$501,673

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$(2,128,784)
Equity contracts	12,453	(59,676,346)	—	—
Foreign exchange contracts	—	—	(8,389)	—
Interest rate contracts	—	(13,787,664)	—	—

Total	$12,453	$(73,464,010)	$(8,389)	$(2,128,784)

SEE NOTES TO FINANCIAL STATEMENTS.
A387

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$(446,984)
Equity contracts	(5,451,864)	—	—
Foreign exchange contracts	—	(34,360)	—
Interest rate contracts	568,450	—	—

Total	$(4,883,414)	$(34,360)	$(446,984)

For the six months ended June 30, 2022, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Written (1)	$ 3,199
Futures Contracts - Long Positions (1)	398,844,503
Futures Contracts - Short Positions (1)	1,333,695
Forward Foreign Currency Exchange Contracts - Purchased (2)	1,246,446
Forward Foreign Currency Exchange Contracts - Sold (2)	1,128,293
Credit Default Swap Agreements - Sell Protection (1)	134,633,333

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2022.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$109,596,796	$(109,596,796)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received) (2)	Net Amount

Bank of America, N.A.	$14,187	$(24,103)	$(9,916)	$—	$(9,916)
Barclays Bank PLC	1,525	(5,429)	(3,904)	—	(3,904)
BNP Paribas S.A.	—	(3,800)	(3,800)	—	(3,800)
Canadian Imperial Bank of Commerce	—	(220)	(220)	—	(220)
Citibank, N.A.	20,747	(16,746)	4,001	—	4,001
Deutsche Bank AG	—	(462)	(462)	—	(462)
Goldman Sachs International	1,899	(5,839)	(3,940)	—	(3,940)
HSBC Bank PLC	2,190	(6,118)	(3,928)	—	(3,928)
JP Morgan Chase Bank, N.A.	280	(5,443)	(5,163)	—	(5,163)
Morgan Stanley & Co. LLC	4,087	(4,657)	(570)	—	(570)
RBC Capital Markets LLC	52	(283)	(231)	—	(231)
UBS AG	8,916	(8,379)	537	—	537

	$53,883	$(81,479)	$(27,596)	$—	$(27,596)

SEE NOTES TO FINANCIAL STATEMENTS.
A388

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.
A389

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)	STATEMENT OF OPERATIONS (unaudited)

as of June 30, 2022	Six Months Ended June 30, 2022

ASSETS
Investments at value, including securities on loan of $109,596,796:
Unaffiliated investments (cost $2,092,525,105)	$1,958,433,917
Affiliated investments (cost $502,365,453)	502,355,633
Foreign currency, at value (cost $2,350,487)	2,348,077
Cash	769,107
Receivable for investments sold	46,599,041
Dividends and interest receivable	3,383,087
Tax reclaim receivable	1,741,312
Receivable for Portfolio shares sold	910,639
Due from broker-variation margin futures	124,732
Unrealized appreciation on OTC forward foreign currency exchange contracts	53,883
Receivable from affiliate	27,397
Prepaid expenses	4,053

Total Assets	2,516,750,878

LIABILITIES
Payable to broker for collateral for securities on loan	114,147,458
Payable for investments purchased	84,109,443
Accrued expenses and other liabilities	883,449
Payable to affiliate	840,565
Due to broker-variation margin futures	817,952
Management fee payable	703,693
Foreign capital gains tax liability accrued	222,407
Unrealized depreciation on OTC forward foreign currency exchange contracts	81,479
Distribution fee payable	64,111
Due to broker-variation margin swaps	15,070
Trustees’ fees payable	644
Affiliated transfer agent fee payable	512

Total Liabilities	201,886,783

NET ASSETS	$2,314,864,095

Net assets were comprised of:
Partners’ Equity	$2,314,864,095

Net asset value and redemption price per share, $2,314,864,095 / 136,753,858 outstanding shares of beneficial interest	$16.93

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $1,653,551 foreign withholding tax, of which $158,457 is reimbursable by an affiliate)	$22,303,412
Interest income	3,900,899
Affiliated dividend income	1,058,693
Income from securities lending, net (including affiliated income of $62,266)	181,925

Total income	27,444,929

EXPENSES
Management fee	10,955,053
Distribution fee	3,871,242
Custodian and accounting fees	238,258
Trustees’ fees	27,744
Legal fees and expenses	17,525
Audit fee	13,314
Shareholders’ reports	5,455
Transfer agent’s fees and expenses (including affiliated expense of $1,483)	3,713
Miscellaneous	55,523

Total expenses	15,187,827
Less: Fee waiver and/or expense reimbursement	(161,044)

Net expenses	15,026,783

NET INVESTMENT INCOME (LOSS)	12,418,146

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(12,416)) (net of foreign capital gains taxes $518)	110,612,169
Futures transactions	(73,464,010)
Forward currency contract transactions	(8,389)
Options written transactions	12,453
Swap agreements transactions	(2,128,784)
Foreign currency transactions	(193,902)

34,829,537

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(5,094)) (net of change in foreign capital gains taxes $209,235)	(713,400,908)
Futures	(4,883,414)
Forward currency contracts	(34,360)
Swap agreements	(446,984)
Foreign currencies	(89,009)

(718,854,675)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(684,025,138)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(671,606,992)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$12,418,146	$11,285,555
Net realized gain (loss) on investment and foreign currency transactions	34,829,537	516,510,165
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(718,854,675)	(12,749,939)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(671,606,992)	515,045,781

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [14,346,803 and 237,014 shares, respectively]	253,382,415	4,525,558
Portfolio shares purchased [51,793,369 and 12,531,656 shares, respectively]	(897,002,148)	(249,181,419)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(643,619,733)	(244,655,861)

TOTAL INCREASE (DECREASE)	(1,315,226,725)	270,389,920
NET ASSETS:
Beginning of period	3,630,090,820	3,359,700,900

End of period	$2,314,864,095	$3,630,090,820

SEE NOTES TO FINANCIAL STATEMENTS.
A390

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended		Year Ended December 31,
	June 30, 2022		2021	2020	2019		2018		2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$20.84		$18.01	$15.84	$12.70		$13.75		$11.42

Income (Loss) From Investment Operations:
Net investment income (loss)	0.08		0.06	0.08	0.18		0.17		0.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(3.99)		2.77	2.09	2.96		(1.22)		2.22

Total from investment operations	(3.91)		2.83	2.17	3.14		(1.05)		2.33

Capital Contributions	—		—	—	—	(b)(c)	—	(b)(c)	—

Net Asset Value, end of period	$16.93		$20.84	$18.01	$15.84		$12.70		$13.75

Total Return(d)	(18.76)%		15.71%	13.70%	24.72	%(e)	(7.64	)%(e)	20.40%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,315		$3,630	$3,360	$2,950		$1,619		$1,400
Average net assets (in millions)	$3,123		$3,578	$2,672	$2,460		$1,753		$1,088
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.97	%(g)	0.97%	0.99%	0.99%		1.01%		1.02%
Expenses before waivers and/or expense reimbursement	0.98	%(g)	0.98%	1.00%	1.00%		1.02%		1.03%
Net investment income (loss)	0.80	%(g)	0.32%	0.54%	1.23%		1.23%		0.88%
Portfolio turnover rate(h)	104%		147%	171%	69%		83%		56%

(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conformto GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)	Does not include expenses of the underlying funds in which the Portfolio invests.
(g)	Annualized.
(h)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.
A391

NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(unaudited)

1. Organization

Advanced Series Trust (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust operates as a series company and at June 30, 2022 consisted of 60 separate portfolios. The information presented in these financial statements pertains only to the 7 portfolios listed below (each, a “Portfolio” and collectively, the “Portfolios”) together with their investment objective(s). Each Portfolio is a diversified portfolio for purposes of the 1940 Act.

Shares of each Portfolio may only be purchased by separate accounts of participating insurance companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies. These separate accounts place orders to purchase and redeem shares of the Portfolios primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

The Portfolios have the following investment objective(s):

Portfolio	Investment Objective(s)

AST Academic Strategies Asset Allocation Portfolio (“Academic Strategies “)	Long-term capital appreciation.

AST Capital Growth Asset Allocation Portfolio (“Capital Growth Asset Allocation”)	Highest potential total return consistent with its specified level of risk tolerance.

AST Global Bond Portfolio (“Global Bond”)	Consistent excess returns over the Bloomberg Global Aggregate Bond Index (US Hedged).

AST J.P. Morgan Global Thematic Portfolio (“J.P. Morgan Global Thematic”)	Capital appreciation consistent with its specified level of risk tolerance.

AST J.P. Morgan Tactical Preservation Portfolio (“J.P. Morgan Tactical Preservation”)	Maximize return compared to the benchmark through security selection and tactical asset allocation.

AST T. Rowe Price Asset Allocation Portfolio (“T. Rowe Price Asset Allocation”)	High level of total return by investing primarily in a diversified portfolio of equity and fixed income securities.

AST T. Rowe Price Growth Opportunities Portfolio (“T. Rowe Price Growth Opportunities”)	High level of total return by investing primarily in a diversified portfolio of equity and fixed income securities.

2. Accounting Policies

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following

B1

is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation: Each Portfolio holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Portfolios’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and PGIM Investments LLC (“PGIM Investments”), as applicable, the co-managers of the Trust (collectively, the “Investment Manager”), with the exception of Franklin 85/15 Diversified Allocation for which PGIM Investments is the sole Investment Manager. Pursuant to the Board’s delegation, the Investment Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how the Portfolios’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Portfolio is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

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Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Investment Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward currency contracts, as defined in the

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prospectus, of the applicable Portfolios in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: Certain Portfolios purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolios may also use options to gain additional market exposure. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial/Commodity Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolios are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolios each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial and/or commodity futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

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Swap Agreements: Certain Portfolios entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Portfolios used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: Certain Portfolios entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Portfolios to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Portfolio is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a

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defined amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. The Portfolios’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Bank Loans: Certain Portfolios invested in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Portfolios acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Portfolios generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Portfolios generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Portfolios generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Portfolios may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Portfolios will assume the credit risk of both the borrower and the institution selling the participation to the Portfolios.

Master Netting Arrangements: The Trust, on behalf of the Portfolios, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of a Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolios to cover the Portfolios’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The Trust, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets

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and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights: Certain Portfolios held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolios until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.
Payment-In-Kind: Certain fixed income Portfolios invested in the open market or received pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions: Certain Portfolios purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeit their eligibility to realize future gains (losses) with respect to the security.

Securities Lending: Certain Portfolios lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls: Certain Portfolios entered into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Portfolios are subject to the risk that the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): Certain Portfolios invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

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Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolios become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes: For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (participating insurance companies). Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded taking into account any agreements in place with Prudential Financial, Inc. (“Prudential”) as referenced below. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions: Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Trust, on behalf of the Portfolios, has entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services. The Investment Manager has engaged the firms referenced in the below table as subadvisers for their respective Portfolios.

Portfolio	Subadviser(s)

Academic Strategies	ClearBridge Investments, LLC; First Quandrant, L.P.; Jennison Associates LLC (“Jennison”) (a wholly-owned subsidiary of PGIM, Inc.); J.P. Morgan Investment Management, Inc. (“J.P. Morgan”); Massachusetts Financial Services Company (“MFS”); Morgan Stanley Investment Management, Inc.; PGIM Fixed Income ( a business unit of PGIM, Inc.); PGIM Limited; PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”) (a wholly-owned subsidiary of PGIM, Inc.); PGIM Real Estate (a business unit of PGIM, Inc.); Wellington Management Company, LLP (“Wellington”); Western Asset Management Company Limited; Western Asset Management Company, LLC

Capital Growth Asset Allocation	ClearBridge Investments, LLC; Jennison; J.P. Morgan; MFS; PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions; Wellington

Global Bond	AllianceBernstein, L.P. / Goldman Sachs Asset Management, L.P. (“GSAM”) / Wellington

J.P. Morgan Global Thematic	J.P. Morgan
J.P. Morgan Tactical Preservation	J.P. Morgan
T. Rowe Price Asset Allocation	T. Rowe Price Associates, Inc.

T. Rowe Price Growth Opportunities	T. Rowe Price Associates, Inc.; T. Rowe Price International Ltd.; T. Rowe Price Japan, Inc.; T. Rowe Price Hong Kong Limited

Management Fees and Expense Limitations: The Investment Manager receives a management fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets, at the respective annual rate specified below. The Investment Manager pays each subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager, under the agreements, are reflected in the Statement of Operations.

The Investment Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain Portfolios so that management fees plus other annual ordinary operating expenses, excluding taxes (such as income and

B8

foreign withholdings taxes, stamp duty and deferred tax expenses), interest, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales, do not exceed the percentage stated below, of the Portfolio’s average daily net assets unless otherwise noted. Fees and/or expenses waived and/or reimbursed by the Investment Manager may be recouped by the Investment Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

Each voluntary waiver/reimbursement, if any, may be modified or terminated by the Investment Manager at any time without notice.

Portfolio	Management Fee	Effective Management Fee, before any waivers and/or expense reimbursements	Effective Management Fee, after any waivers and/or expense reimbursements

Academic Strategies^	0.9325% first $300 million; 0.9225% on next $200 million; 0.9125% on next $250 million; 0.9025% on next $2.5 billion; 0.8925% on next $2.75 billion; 0.8625% on next $4 billion; 0.8425% on next $2.5 billion; 0.8225% on next $2.5 billion; 0.8025% on next $5 billion; 0.7825% on next $5 billion; 0.7625% on next $5 billion; 0.7425% on next $5 billion; 0.7225% on next $5 billion; 0.7025% in excess of $40 billion	0.82%	0.77%

Capital Growth Asset Allocation^	0.7325% first $300 million; 0.7225% on next $200 million; 0.7125% on next $250 million; 0.7025% on next $2.5 billion; 0.6925% on next $2.75 billion; 0.6625% on next $4 billion; 0.6425% on next $2.5 billion; 0.6225% on next $2.5 billion; 0.6025% on next $5 billion; 0.5825% on next $5 billion; 0.5625% on next $5 billion; 0.5425% on next $5 billion; 0.5225% on next $5 billion; 0.5025% in excess of $40 billion	0.62%	0.52%

Global Bond	0.64% first $300 million; 0.63% on next $200 million; 0.62% on next $250 million; 0.61% on next $2.5 billion; 0.60% on next $2.75 billion; 0.57% on next $4 billion; 0.55% in excess of $10 billion	0.64%	0.46%

J.P. Morgan Global Thematic*	0.7825% first $300 million; 0.7725% on next $200 million; 0.7625% on next $250 million; 0.7525% on next $2.5 billion; 0.7425% on next $2.75 billion; 0.7125% on next $4 billion; 0.6925% in excess of $10 billion	0.76%	0.76%

B9

Portfolio	Management Fee	Effective Management Fee, before any waivers and/or expense reimbursements	Effective Management Fee, after any waivers and/or expense reimbursements

J.P. Morgan Tactical Preservation	0.7825% first $300 million; 0.7725% on next $ 200 million; 0.7625% on next $ 250 million; 0.7525% on next $2.5 billion; 0.7425% on next $ 2.75 billion; 0.7125% on next $ 4 billion; 0.6925% in excess of $10 billion	0.75%	0.64%

T. Rowe Price Asset Allocation	0.6825% first $300 million; 0.6725% on next $ 200 million; 0.6625% on next $ 250 million; 0.6525% on next $2.5 billion; 0.6425% on next $ 2.75 billion; 0.6125% on next $ 4 billion; 0.5925% on next $2.5 billion: 0.5725% on next $2.5 billion; 0.5525% on next $ 5 billion; 0.5325% in excess of $20 billion	0.61%	0.60%

T. Rowe Price Growth Opportunities	0.7325% first $300 million; 0.7225% on next $ 200 million; 0.7125% on next $ 250 million; 0.7025% on next $2.5 billion; 0.6925% on next $ 2.75 billion; 0.6625% on next $ 4 billion; 0.6425% in excess of $10 billion	0.71%	0.70%

Portfolio	Fee Waivers and/or Expense Limitations

Academic Strategies	contractually waive 0.02% through June 30, 2023; contractually waiver 0.0002% through June 30, 2023; contractually limit expenses to 1.13% through June 30, 2023***

Capital Growth Asset Allocation	contractually waive 0.02% through June 30, 2023; effective February 12, 2022, contractually waive 0.0002% through June 30, 2023; contractually limit expenses to 0.89% through June 30, 2023***

Global Bond	contractually waive 0.0412% through June 30, 2023; effective February 12, 2022, contractually waive 0.0038% through June 30, 2023; contractually limit expenses to 0.84% through June 30,2023

J.P. Morgan Tactical Preservation**	contractually limit expenses to 0.91% through June 30, 2023

B10

Portfolio	Fee Waivers and/or Expense Limitations
T. Rowe Price Asset Allocation	contractually waive 0.0101% through June 30, 2022; effective July 1, 2022, contractually waive 0.0092% through June 30, 2023; contractually limit expenses to 0.92% through June 30, 2023
T. Rowe Price Growth Opportunities	contractually waive 0.0104% through June 30, 2022; effective July 1, 2022, contractually waive 0.0091% through June 30, 2023

^	Management fees are calculated based on an aggregation of net assets of Academic Strategies, Balanced Asset Allocation, Capital Growth Asset Allocation and Preservation Asset Allocation.

*

The Investment Manager has voluntarily agreed to reimburse expenses and/or waive fees to the extent that the Portfolio’s “Acquired Fund Fees and Expenses” exceed 0.23% of the Portfolio’s average daily net assets.

**

The Investment Manager has agreed to waive a portion of its investment management fee equal to the amount of the management fee received by the subadviser due to the Portfolio’s investment in any fund managed or subadvised by the subadviser.

***

The Investment Manager and Prudential Annuities Distributors, Inc. (“PAD”) have agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the management and distribution fee they receive from other portfolios of the Trust and Funds of other affiliated investment companies due to the Portfolio’s investment in any such portfolios/funds. The Investment Manager has also agreed to waive a portion of its investment management fee equal to the amount of the management fee received by the subadviser due to the Portfolio’s investment in any fund managed or subadvised by the subadviser.

The Trust, on behalf of the Portfolios, has entered into an agreement with PAD, which serves as the distributor for the shares of each Portfolio. The Trust, on behalf of the Portfolios, has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of each Portfolio. For assets that are invested in other Portfolios, the 12b-1 fee is waived for the assets of Academic Strategies and Capital Growth Asset Allocation. Also, for assets that are invested in other Portfolios, the 12b-1 fee is waived for the assets of Franklin 85/15 Diversified Allocation and J.P. Morgan Tactical Preservation. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee, primarily to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.25% of the average daily net assets of the Portfolios.

The Trust, on behalf of certain Portfolios, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended June 30, 2022, brokerage commission recaptured under these agreements was as follows:

Portfolio	Amount
Academic Strategies	$2,003
Capital Growth Asset Allocation	18,371
J.P. Morgan Global Thematic	10,108
J.P. Morgan Tactical Preservation	10,770
T. Rowe Price Asset Allocation	19,466

AST Investment Services, Inc., Jennison, PAD, PGIM Investments, PGIM, Inc. and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential.

B11

4. Other Transactions with Affiliates

a.) Related Parties

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or any Trustee who receives compensation from the Investment Manager, a subadviser or their respective affiliates. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Portfolios bear all other costs and expenses.

The Portfolios may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”) and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively. Effective January 2022, certain Portfolios changed their overnight cash sweep vehicle from the Core Fund to an unaffiliated money market fund.

Certain Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers.

For the reporting period ended June 30, 2022, the Portfolios’ purchase and sales transactions under Rule 17a-7 and realized gain (loss) as a result of 17a-7 sales transactions were as follows:

Portfolio	Purchases	Sales	Realized Gain (Loss)
Academic Strategies	$213,852	$—	$—
Capital Growth Asset Allocation	426,718	—	—

b.) Foreign Withholding Tax Reclaims

The Portfolios are considered partnerships for tax purposes rather than regulated investment companies (RICs). As a result of their partnership status, the Portfolios are subject to higher foreign withholding tax rates on dividend and interest income in certain foreign jurisdictions and/or are subject to delays in repayment of taxes withheld by certain foreign jurisdictions (collectively, “excess withholding tax”).

Prudential instituted a process in consultation with the Trust’s independent trustees to reimburse the affected Portfolios for any excess withholding tax on the first business day following the pay-date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is reclaimable) or permanent detriments (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is not reclaimable) resulting from the Portfolios’ partnership tax status.

In cases in which the excess withholding tax is due to timing differences and is reclaimable from the foreign jurisdiction, the affected Portfolios have the ability to recover the excess withholding tax withheld by filing a reclaim with the relevant foreign tax authority. To avoid a Portfolio receiving and retaining a duplicate payment for the same excess withholding tax, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received reimbursement from Prudential will be payable to Prudential. Pending tax reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the “Statement of Assets and Liabilities” and any amounts accrued but not yet reimbursed by Prudential for excess withholding tax is recorded as “Receivable from affiliate” on the Statement of Assets and Liabilities. The full amount of tax reclaims due to a Portfolio, inclusive of timing differences and routine tax reclaims for foreign jurisdictions where the Portfolios do not incur an excess withholding tax is included as “Tax reclaim receivable” on the “Statement of Assets and Liabilities.” To the extent that there are costs associated with the filing of any reclaim attributable to excess withholding tax, those costs are borne by Prudential.

The following amounts have been paid by Prudential for excess withholding taxes related to permanent tax detriments as

B12

described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2022 Payments
Academic Strategies	$148,537
Capital Growth Asset Allocation	388,670
Global Bond	89,717
J.P. Morgan Global Thematic	88,158
J.P. Morgan Tactical Preservation	317,077
T. Rowe Price Asset Allocation	399,447
T. Rowe Price Growth Opportunities	158,457

The following amounts have been paid by Prudential for excess withholding taxes related to timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2022 Payments
Academic Strategies	$124,443
Capital Growth Asset Allocation	294,851
J.P. Morgan Global Thematic	172,393
J.P. Morgan Tactical Preservation	59,667
T. Rowe Price Asset Allocation	803,978
T. Rowe Price Growth Opportunities	178,578

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, in-kind transactions and U.S. Government securities) for the reporting period ended June 30, 2022, were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
Academic Strategies	$1,077,347,261	$1,517,869,241
Capital Growth Asset Allocation	3,605,277,739	4,370,038,030
Global Bond	352,996,919	404,330,761
J.P. Morgan Global Thematic	1,261,016,037	1,853,930,705
J.P. Morgan Tactical Preservation	2,269,716,007	3,405,184,451
T. Rowe Price Asset Allocation	13,756,385,763	15,222,487,053
T. Rowe Price Growth Opportunities	2,715,114,846	3,218,697,384

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended June 30, 2022, is presented as follows:

Academic Strategies

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Long-Term Investments - Affiliated Mutual Fund(wd):

AST ClearBridge Dividend Growth Portfolio*(1)

$ 40,136,285	$ —	$ 10,850,000	$ (7,709,981)	$ 3,588,257	$ 25,164,561	975,371	$ —

AST Emerging Markets Equity Portfolio*(1)

32,865,811	—	14,700,000	(6,968,542)	2,085,864	13,283,133	1,590,794	—

AST Goldman Sachs Small-Cap Value Portfolio*(1)

12,107,687	—	11,384,957	(4,506,470)	3,783,740	—	—	—

B13

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

AST High Yield Portfolio*(1)

$ 17,288,312	$ 6,300,000	$ —	$ (2,901,113)	$ —	$ 20,687,199	1,924,391	$ —

AST PGIM Fixed Income Central Fund*(1)

—	133,190,709	—	932,335	—	134,123,044	13,319,071	—

AST Small-Cap Growth Opportunities Portfolio*(1)

11,690,360	400,000	850,000	(3,798,257)	17,231	7,459,334	343,748	—

AST Small-Cap Growth Portfolio*(1)

9,497,934	600,000	1,050,000	(2,973,490)	121,799	6,196,243	108,175	—

AST Small-Cap Value Portfolio*(1)

11,998,356	11,384,957	6,700,000	(4,930,353)	1,967,942	13,720,902	428,912	—

AST T. Rowe Price Natural Resources Portfolio*(1)

13,139,009	—	1,499,998	(898,041)	168,064	10,909,034	426,801	—

AST Western Asset Emerging Markets Debt Portfolio*(1)

16,966,321	—	3,000,000	(2,540,735)	(430,985)	10,994,601	1,066,402	—

$165,690,075	$ 151,875,666	$ 50,034,955	$(36,294,647)	$11,301,912	$242,538,051		$ —

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wd)

661,151,650	1,409,310,841	1,667,520,500	—	—	402,941,991	402,941,991	1,184,086

PGIM Institutional Money Market Fund(1)(b)(wd)

98,630,358	1,884,443,002	1,751,686,983	(15,588)	(65,730)	231,305,059	231,513,421	134,175(2)

$759,782,008	$3,293,753,843	$3,419,207,483	$ (15,588)	$ (65,730)	$634,247,050		$1,318,261

$925,472,083	$3,445,629,509	$3,469,242,438	$(36,310,235)	$11,236,182	$876,785,101		$1,318,261

Capital Growth Asset Allocation

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Long-Term Investments - Affiliated Mutual Fund(wd):

AST ClearBridge Dividend Growth Portfolio*(1)

$ 347,784,027	$ —	$ 37,600,001	$ (50,522,814)	$12,771,199	$ 272,432,411	10,559,396	$ —

AST Emerging Markets Equity Portfolio*(1)

55,376,806	—	41,660,000	(5,406,688)	1,696,794	10,006,912	1,198,433	—

AST Goldman Sachs Small-Cap Value Portfolio*(1)

119,619,245	—	111,949,388	(41,738,253)	34,068,396	—	—	—

AST High Yield Portfolio*(1)

63,221,305	—	44,855,000	(6,626,630)	1,811,642	13,551,317	1,260,588	—

AST Jennison Large-Cap Growth Portfolio*(1)

157,265,567	—	124,084,505	(34,065,778)	884,716	—	—	—

AST Large-Cap Growth Portfolio*(1)

150,163,306	360,840,912	13,474,997	(84,495,836)	1,065,890	414,099,275	8,023,625	—

AST Large-Cap Value Portfolio*(1)

124,215,621	115,808,399	23,450,000	8,094,696	6,194,844	230,863,560	5,684,894	—

B14

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

AST MFS Growth Portfolio*(1)

$ 174,877,075	$ —	$ 137,963,988	$ (38,369,920)	$ 1,456,833	$ —	—	$ —

AST MFS Large-Cap Value Portfolio*(1)

160,477,812	—	117,503,399	(43,491,877)	517,464	—	—	—

AST PGIM Fixed Income Central Fund*(1)

—	709,531,927	—	4,966,723	—	714,498,650	70,953,193	—

AST Small-Cap Growth Opportunities Portfolio*(1)

123,244,395	9,050,000	15,885,000	(42,113,337)	4,470,944	78,767,002	3,629,816	—

AST Small-Cap Growth Portfolio*(1)

125,994,514	9,050,000	16,075,000	(41,364,591)	5,496,895	83,101,818	1,450,800	—

AST Small-Cap Value Portfolio*(1)

120,390,152	108,239,388	37,300,000	(42,256,673)	12,812,550	161,885,417	5,060,501	—

AST T. Rowe Price Natural Resources Portfolio*(1)

127,815,717	—	15,790,000	(9,025,760)	2,728,505	105,728,462	4,136,481	—

AST Western Asset Emerging Markets Debt Portfolio*(1)

41,430,721	—	28,330,000	(1,977,100)	(3,012,258)	8,111,363	786,747	—

$1,891,876,263	$1,312,520,626	$ 765,921,278	$(428,393,838)	$82,964,414	$2,093,046,187		$ —

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wd)

2,882,240,930	2,921,470,410	3,576,765,836	—	—	2,226,945,504	2,226,945,504	6,096,103

PGIM Institutional Money Market Fund(1)(b)(wd)

107,471,292	545,789,174	512,058,230	(12,197)	(12,657)	141,177,382	141,304,556	84,692(2)

$2,989,712,222	$3,467,259,584	$4,088,824,066	$ (12,197)	$ (12,657)	$2,368,122,886		$6,180,795

$4,881,588,485	$4,779,780,210	$4,854,745,344	$(428,406,035)	$82,951,757	$4,461,169,073		$6,180,795

Global Bond

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)

$ 9,179,830	$ 1,344,969	$ 10,524,799	$ —	$ —	$ —	—	$ 273

PGIM Institutional Money Market Fund(1)(b)(wa)

2,720,693	13,979,213	15,891,350	(81)	(330)	808,145	808,874	1,783(2)

$ 11,900,523	$15,324,182	$ 26,416,149	$(81)	$(330)	$808,145		$2,056

J.P. Morgan Global Thematic

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)

$286,156,871	$1,292,298,100	$1,115,053,389	$ —	$ —	$463,401,582	463,401,582	$1,058,012

B15

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Institutional Money Market Fund(1)(b)(wa)

$ 98,593,154	$ 386,637,133	$ 379,855,782	$(3,227)	$(21,132)	$105,350,146	105,445,047	$ 54,827(2)

$384,750,025	$1,678,935,233	$1,494,909,171	$(3,227)	$(21,132)	$568,751,728		$1,112,839

J.P. Morgan Tactical Preservation

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)

$457,242,578	$2,033,420,202	$1,729,570,181	$ —	$ —	$761,092,599	761,092,599	$1,774,634

PGIM Institutional Money Market Fund(1)(b)(wa)

163,423,626	599,999,117	616,333,919	(2,202)	(39,996)	147,046,626	147,179,087	86,334(2)

$620,666,204	$2,633,419,319	$2,345,904,100	$(2,202)	$(39,996)	$908,139,225		$1,860,968

T. Rowe Price Asset Allocation

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)

$3,280,394,253	$3,219,042,665	$4,148,859,297	$ —	$ —	$2,350,577,621	2,350,577,621	$6,525,820

PGIM Institutional Money Market Fund(1)(b)(wa)

950,227,879	2,568,209,733	2,211,585,623	(50,366)	(123,345)	1,306,678,278	1,307,855,348	554,602(2)

$4,230,622,132	$5,787,252,398	$6,360,444,920	$(50,366)	$(123,345)	$3,657,255,899		$7,080,422

T. Rowe Price Growth Opportunities

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)

$576,635,335	$1,105,850,578	$1,294,369,834	$ —	$ —	$388,116,079	388,116,079	$1,058,693

PGIM Institutional Money Market Fund(1)(b)(wa)

97,237,913	312,973,845	295,954,694	(5,094)	(12,416)	114,239,554	114,342,463	62,266(2)

$673,873,248	$1,418,824,423	$1,590,324,528	$(5,094)	$(12,416)	$502,355,633		$1,120,959

*	Non-income producing security.
(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

B16

6. Tax Information

All Portfolios are treated as partnerships for federal income tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark-to-market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

The Investment Manager has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Portfolios’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2021 are subject to such review.

7. Borrowings

The Trust, on behalf of the Portfolios, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/1/2021 – 9/29/2022
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Investment Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The following Portfolios utilized the SCA during the reporting period ended June 30, 2022. The average balance outstanding is for the number of days the Portfolios utilized the credit facility.

Portfolio	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at June 30, 2022
Global Bond	$794,037	2.31%	27	$2,371,000	$—

8. Capital and Ownership

The Agreement and Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest of the Portfolios with a par value of $0.001 per share. As of June 30, 2022, all Portfolios offer only a single share class to investors.

As of June 30, 2022, substantially all shares of the Portfolios were owned of record directly or by other Portfolios as part of their investments by insurance affiliates of Prudential.

Portfolio	Number of Shares	Percentage of Outstanding Shares
Academic Strategies	179,771,879	99.9%
Capital Growth Asset Allocation	478,143,141	99.9%

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Portfolio	Number of Shares	Percentage of Outstanding Shares
Global Bond	29,983,575	99.9%
J.P. Morgan Global Thematic	128,600,432	99.9%
J.P. Morgan Tactical Preservation	157,647,003	99.9%
T. Rowe Price Asset Allocation	414,661,682	99.9%
T. Rowe Price Growth Opportunities	136,753,858	100.0%

The following number of shareholders of record, each holding greater than 5% of the Portfolio, held the following percentage of outstanding shares, on behalf of multiple beneficial owners:

Portfolio	Number of Shareholders	Percentage of Outstanding Shares
Academic Strategies	3	99.9%
Capital Growth Asset Allocation	3	99.9
Global Bond	4	99.9
J.P. Morgan Global Thematic	3	99.9
J.P. Morgan Tactical Preservation	3	99.9
T. Rowe Price Asset Allocation	3	99.9
T. Rowe Price Growth Opportunities	2	100.0

9. Purchases & Redemption In-kind

As of the close of business on June 10, 2022, AST Capital Growth Asset Allocation settled the purchase into the AST Large-Cap Growth Portfolio by delivering portfolio securities and other assets in the amount of $127,767,421 in exchange for shares of the AST Large-Cap Growth Portfolio.

As of the close of business on June 27, 2022, Academic Strategies Asset Allocation and Capital Growth Asset Allocation settled the purchase into theAST PGIM Fixed Income Central Portfolio (“ PGIM Fixed Income Central”) by delivering portfolio securities and other assets in exchange for shares of the PGIM Fixed Income Central. The following table is a summary of the value of such securities and other assets that were transferred in-kind along with the shares received.

Portfolio	Market Value of Net Assets Received	Applicable Underlying Portfolio Shares Transferred
Academic Strategies	$133,190,709	13,319,071
Capital Growth Asset Allocation	709,531,927	70,953,193

10. Risks of Investing in the Portfolios

The Portfolios’ risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Portfolio, please refer to the Prospectus and Statement of Additional Information of that Portfolio.

Risks	Academic Strategies	Capital Growth Asset Allocation	Global Bond	J.P. Morgan Global Thematic
Asset Allocation	X	X	–	–
Asset-Backed and/or Mortgage-Backed Securities	X	X	X	X
Asset Transfer Program	X	X	X	X
Bank Loan Investments	X	X	–	–
Blend Style	X	X	–	X
Commodity	X	–	–	X
Covenant-Lite	X	X	–	–
Derivatives	X	X	X	X
Economic and Market Events	X	X	X	X
Emerging Markets	–	–	–	X

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Risks	Academic Strategies	Capital Growth Asset Allocation	Global Bond	J.P. Morgan Global Thematic
Equity Securities	X	X	X	X
Exchange-Traded Funds (ETF)	X	X	–	X
Exchange-Traded Notes	X	–	–	–
Expense	X	X	X	X
Fixed Income Securities	X	X	X	X
Foreign Custody	–	–	–	X
Foreign Investment	X	X	X	X
Fund of Funds	X	X	–	X
High Yield	X	X	X	X
Investment Style	–	–	–	–
Large Company	–	–	–	–
Leverage	X	–	–	–
Liquidity Allocation	–	X	–	X
Liquidity and Valuation	X	X	X	X
Market and Management	X	X	X	X
Market Capitalization	–	–	–	–
Participation Notes (P-Notes)	–	–	–	X
Portfolio Turnover	X	–	–	–
Quantitative Model	X	–	–	–
Real Asset	–	–	–	–
Real Estate	X	–	–	X
Redemption	–	–	X	–
Regulatory	X	X	X	X
Restricted Securities	X	–	–	–
Short Sale	X	–	–	–
Sovereign Debt Securities	X	–	X	–

Risks	J.P. Morgan Tactical Preservation	T. Rowe Price Asset Allocation	T. Rowe Price Growth Opportunities
Asset Allocation	–	X	X
Asset-Backed and/or Mortgage-Backed Securities	X	X	X
Asset Transfer Program	X	X	X
Bank Loan Investments	–	–	–
Blend Style	X	X	X
Commodity	–	–	–
Covenant-Lite	–	–	–
Derivatives	X	X	X
Economic and Market Events	X	X	X
Emerging Markets	X	X	X
Equity Securities	X	X	X
Exchange-Traded Funds (ETF)	X	X	X
Exchange-Traded Notes	–	–	–
Expense	X	X	X
Fixed Income Securities	X	X	X
Foreign Custody	X	–	–
Foreign Investment	X	X	X

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Risks	J.P. Morgan Tactical Preservation	T. Rowe Price Asset Allocation	T. Rowe Price Growth Opportunities
Fund of Funds	–	–	–
High Yield	X	X	X
Investment Style	–	–	X
Large Company	–	X	X
Leverage	X	–	–
Liquidity Allocation	X	X	X
Liquidity and Valuation	X	X	X
Market and Management	X	X	X
Market Capitalization	–	X	X
Participation Notes (P-Notes)	–	–	–
Portfolio Turnover	–	–	–
Quantitative Model	–	–	–
Real Asset	–	X	–
Real Estate	X	–	X
Redemption	–	–	–
Regulatory	X	X	X
Restricted Securities	–	–	–
Short Sale	X	–	–
Sovereign Debt Securities	–	–	–

Asset Allocation Risk: The Portfolio’s overall allocations to stocks and bonds, and the allocations to the various asset classes and market sectors within those broad categories, could cause the Portfolio to underperform other funds with a similar investment objective. As a fund that has a larger allocation to equity securities relative to its fixed income allocation, the Portfolio risk of loss and share price fluctuation (and potential for gain) will tend to be more closely aligned with funds investing a greater portion of assets in equity securities and notably more than funds investing primarily in fixed income securities. Additionally, both equity and fixed income securities may decline in value. Any given investment strategy may fail to produce the intended results, and a Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.

Asset-Backed and/or Mortgage-Backed Securities Risk: Asset-backed and mortgage-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables or, in the case of mortgage-backed securities, mortgage loans. Like fixed income securities, asset-backed and mortgage-backed securities are subject to interest rate risk, liquidity risk, and credit risk, which may be heightened in connection with investments in loans to “subprime” borrowers. Certain asset-backed and mortgage-backed securities are subject to the risk that those obligations will be repaid sooner than expected or later than expected, either of which may result in lower-than-expected returns. Mortgage-backed securities, because they are backed by mortgage loans, are also subject to risks related to real estate, and securities backed by private-issued mortgages may experience higher rates of default on the underlying mortgages than securities backed by government-issued mortgages.

Asset Transfer Program Risk: Predetermined, nondiscretionary mathematical formulas used by the Participating Insurance Companies to manage the guarantees offered in connection with certain benefit programs under the Contracts may result in systematic transfers of assets among the investment options under the Contracts, including the Portfolio. These formulas may result in large-scale asset flows into and out of the Portfolio, which could adversely affect the Portfolio, including its risk profile, expenses and performance. For example, the asset flows may adversely affect performance by requiring the Portfolio to purchase or sell securities at inopportune times, by otherwise limiting the subadviser’s ability to fully implement the Portfolio’s investment strategies, or by requiring the Portfolio to hold a larger portion of its assets in highly liquid securities than it otherwise would hold. The asset flows may also result in high turnover, low asset levels and high operating expense ratios for the Portfolio. The asset flows could remove all or substantially all of the assets of the Portfolio. The efficient operation of the asset flows depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended which in turn could adversely affect performance.

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Bank Loan Investments Risk: The Portfolio’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Portfolio to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Portfolio and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Portfolio may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Portfolio’s access to collateral, if any, may be limited by bankruptcy laws. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Portfolio to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. To the extent the Portfolio invests in loans of non-US issuers, the risks of investing in non-US issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Portfolio, may not have the benefit of these protections.

Blend Style Risk: The Portfolio’s blend investment style may subject the Portfolio to risks of both value and growth investing. The portion of the Portfolio’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking high-quality stocks with good future growth prospects. The portion of the Portfolio’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or that a stock judged to be undervalued may actually be appropriately priced. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Portfolio’s assessment of market conditions or a company’s value is inaccurate, the Portfolio could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the overall Portfolio to underperform the market in general, its benchmark and other mutual funds. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other.

Commodity Risk: The value of a commodity-linked investment is affected by, among other things, overall market movements, factors affecting a particular industry or commodity, and changes in interest and exchange rates and may be more volatile than traditional equity and debt securities.

Correlation Risk: The effectiveness of the Portfolio’s equity index option overlay strategy may be reduced if the Portfolio’s equity portfolio holdings do not sufficiently correlate to that of the index underlying its option positions.

Covenant-Lite Risk: Some of the loans or debt obligations in which the Portfolio may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Portfolio in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Portfolio may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Portfolio’s exposure to losses may be increased, which could result in an adverse impact on the Portfolio’s net income and NAV.

Derivatives Risk: A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index. The use of derivatives is a highly specialized activity that involves a variety of risks in addition to and greater than those associated with investing directly in securities, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce or magnify losses but also may reduce or eliminate gains; and the price of commodity-linked derivatives may be more volatile than the prices of traditional equity and debt securities.

Economic and Market Events Risk: Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in periods of unusually high volatility in a market or a segment of a market, which could negatively impact performance. Reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

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Emerging Markets Risk: The risks of non-US investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic, political and social systems that are less developed, and can be expected to be less stable, than those of more developed countries. As a result, there could be less information available about issuers in emerging market countries, which could negatively affect the ability of the Manager or a Portfolio’s Subadviser(s) to evaluate local companies or their potential impact on a Portfolio’s performance. For example, the economies of such countries can be subject to currency devaluations and rapid and unpredictable (and in some cases, extremely high) rates of inflation or deflation. Low trading volumes may result in a lack of liquidity, price volatility and valuation difficulties. Regulatory regimes outside of the US may not require or enforce corporate governance standards comparable to that of the US, which may result in less protections for investors in such issuers and make such issuers more susceptible to actions not in the best interest of the issuer or its investors. Emerging market countries may have policies that restrict investments by foreign investors, or that prevent foreign investors from withdrawing their money at will, which may make it difficult for a Portfolio to invest in such countries or increase the administrative costs of such investments. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa. A Portfolio may invest in some emerging markets through trading structures or protocols that subject it to risks such as those associated with decreased liquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity Securities Risk: The value of a particular stock or equity-related security held by the Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition or the value of the equity markets or a sector of those markets. Such events may result in losses to the Portfolio. In addition, due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price.

Exchange-Traded Funds (ETF) Risk: An investment in an ETF generally presents the same primary risks as an investment in a mutual fund that has the same investment objective, strategies and policies. In addition, the market price of an ETF’s shares may trade above or below its net asset value and there may not be an active trading market for an ETF’s shares. The Portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down.

Exchange-Traded Notes Risk: Because exchange-traded notes (ETNs) are unsecured, unsubordinated debt securities, an investment in an ETN exposes the Portfolio to the risk that an ETN’s issuer may be unable to pay. In addition, the Portfolio will bear its proportionate share of the fees and expenses of the ETN, which may cause the Portfolio’s operating expenses to be higher and its performance to be lower.

Expense Risk: The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table in the Portfolio’s prospectus for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.

Fixed Income Securities Risk: Investment in fixed income securities involves a variety of risks, including that: an issuer or guarantor of a security will be unable or unwilling to pay obligations when due; due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price; and the Portfolio’s investment may decrease in value when interest rates rise. Volatility in interest rates and in fixed income markets may increase the risk that the Portfolio’s investment in fixed income securities will go down in value. Risks associated with changing interest rates are currently heightened because any increase or decrease may be sudden and significant, with unpredictable effects on the markets and the Portfolio’s investments. Changes in interest rates may also affect the liquidity of the Portfolio’s investments in fixed income securities.

Foreign Custody Risk: If a Portfolio invests in foreign securities, the Portfolio may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Portfolio’s custodian (each, a Subcustodian). Some foreign Subcustodians may be recently organized or new to the foreign custody business. In some countries, Subcustodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Portfolio’s ability to recover its assets if a Subcustodian enters bankruptcy or if other disputes or proceedings arise related to a Portfolio’s assets. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries and a Portfolio may be limited in its ability to enforce contractual rights or obligations.

Foreign Investment Risk: Investments in foreign securities generally involve more risk than investments in securities of US issuers, including: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting standards usually differ from those in the US; foreign exchanges are often less liquid than

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US markets; political or social developments may adversely affect the value of foreign securities; foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds; and certain events in foreign markets may adversely affect foreign and domestic issuers, including military conflict (including Russia’s military invasion in Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), interruptions in the global supply chain, natural disasters and outbreaks of infectious diseases.

Fund of Funds Risk: In addition to the risks associated with the investment in the Underlying Portfolios, the Portfolio is exposed to the investment objectives, investment risks, and investment performance of the Underlying Portfolios. The Portfolio is also subject to a potential conflict of interest between the Portfolio and its investment manager(s) and subadviser(s), which could impact the Portfolio. Moreover, the Portfolio will incur its pro rata share of the Underlying Portfolios’ expenses, which will reduce the Portfolio’s performance.

High Yield Risk: Investments in fixed income securities rated below investment grade and unrated securities of similar credit quality (i.e., high yield securities or junk bonds) may be more sensitive to interest rate, credit, call and liquidity risks than investments in investment grade securities, and have predominantly speculative characteristics.

Investment Style Risk: Securities held by the Portfolio as a result of a particular investment style, such as growth or value, tend to perform differently (i.e., better or worse than other segments of, or the overall, stock market) depending on market and economic conditions and investor sentiment. At times when the investment style is out of favor, the Portfolio may underperform other funds that invest in similar asset classes but use different investment styles.

Large Company Risk: Large-capitalization stocks as a group could fall out of favor with the market, causing the Portfolio to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Leverage Risk: Using leverage, the investment of borrowed cash, may amplify the Portfolio’s gains and losses and cause the Portfolio to be more volatile and riskier than if it had not been leveraged.

Liquidity Allocation Risk: The Portfolio’s liquidity strategy will result in a decrease in the amount of the Portfolio’s assets held in individual securities and an increase in the amount invested in derivatives (e.g., futures and options) and in short-term money market instruments. Under certain market conditions, performance may be adversely affected as a result of this strategy.

Liquidity and Valuation Risk: The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to guidelines established by the Trust’s Board of Trustees. No assurance can be given that the fair value prices accurately reflect the value of the security. The Portfolio is subject to a liquidity risk management program, which limits the ability of the Portfolio to invest in illiquid investments.

Market and Management Risk: Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably. Investment techniques, risk analyses and investment strategies, which may include quantitative models or methods, used by a subadviser in making investment decisions for the Portfolio are subject to human error and may not produce the intended or desired results. The value of the Portfolio’s investments may be negatively affected by the occurrence of domestic or global events, including war, terrorism, environmental disasters, natural disasters or events, political or civil instability, and public health emergencies (such as the spread of infectious diseases, pandemics, or epidemics), among others. Such events may reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. There is no guarantee that the investment objective of the Portfolio will be achieved.

Market Capitalization Risk: Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment. Because the Portfolio may invest a portion of its assets in securities issued by small-cap companies, it is likely to be more volatile than a portfolio that focuses on securities issued by larger companies. Small-sized companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. In addition, smaller companies are typically more sensitive to changes in overall economic conditions and their securities may be difficult to trade.

Participation Notes (P-Notes) Risk: The Portfolio may gain exposure to securities traded in foreign markets through P-notes. In addition to risks similar to those associated with a direct investment in the underlying security, such as foreign investment

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risk, the holder of a P-note is not entitled to the same rights as an underlying security’s direct owner and P-notes are considered general unsecured contractual obligations and are subject to counterparty credit risks.

Portfolio Turnover Risk: A subadviser may engage in active trading on behalf of the Portfolio—that is, frequent trading of the Portfolio’s securities—in order to take advantage of new investment opportunities or yield differentials. The Portfolio’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities.

Quantitative Model Risk: The Portfolio and certain Underlying Portfolios, if applicable, may use quantitative models as part of its investment process. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns. There can be no assurance that these methodologies will produce the desired results or enable the Portfolio to achieve its objective. A given model may be more effective with certain instruments or strategies than others, and there can be no assurance that any model can identify and incorporate all factors that will affect an investment’s price or performance.

Real Asset Risk: Investments in real asset industries and commodities may subject the Portfolio to greater volatility than investments in traditional securities. The Portfolio’s investments in real asset industries and commodities may lose value as a result of adverse changes in, among other things, exploration and production spending, tax laws and government regulations, natural forces, global economic cycles, and international politics.

Real Estate Risk: Investments in real estate investment trusts (REITs) and real estate-linked derivative instruments are subject to risks similar to those associated with direct ownership of real estate. Poor performance by the manager of the REIT and adverse changes to or inability to qualify with favorable tax laws will adversely affect the Portfolio. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.

Redemption Risk: A Portfolio that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the Portfolio serving as the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times that it would not otherwise do so, and may as a result increase transaction costs or adversely affect Portfolio performance.

Regulatory Risk: The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the Securities and Exchange Commission, and depending on the Portfolio, the Commodity Futures Trading Commission. Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. Changes in laws and regulations may materially impact the Portfolio, a security, business, sector or market.

Restricted Securities Risk: The Portfolio may invest in restricted securities. Restricted securities are subject to legal and contractual restrictions on resale. Restricted securities are not traded on established markets and may be classified as illiquid, difficult to value and subject to wide fluctuations in value. Delay or difficulty in selling such securities may result in a loss to the Portfolio.

Short Sale Risk: A short sale involves the risk that the price of a borrowed security or derivative will increase during the time the Portfolio has borrowed the security or derivative and the Portfolio will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Short sales may result in losses that are greater than the cost of the investment. In addition, the third party to the short sale may fail to honor its contract terms, causing a loss to the Portfolio.

Sovereign Debt Securities Risk: Investing in foreign sovereign debt securities exposes the Portfolio to direct or indirect consequences of political, social or economic changes in the countries that issue the securities. The consequences include the risk that the issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when it becomes due, that the foreign government may default on its debt securities, and that there may be no bankruptcy proceeding by which the defaulted sovereign debt may be collected.

11. Reorganization

On September 10, 2020, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of AST Goldman Sachs Multi-Asset Portfolio (“Goldman Sachs Multi-Assets”) (the “Merged Portfolio”) for shares of J.P. Morgan Tactical Preservation (the “Acquiring Portfolio”) and the assumption of the liabilities of the

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Merged Portfolio, respectively. Shareholders approved the Plan at a meeting on January 7, 2021 and the reorganization took place at the close of business on February 19, 2021.

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investment Cost

Goldman Sachs Multi-Asset	$2,699,888,204	$2,443,753,464

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on February 19, 2021:

Merged Portfolio		Shares

Goldman Sachs Multi-Asset		169,056,979

Acquiring Portfolio	Shares	Value

J.P. Morgan Tactical Preservation	120,759,358	$2,868,034,747

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio	Unrealized Appreciation on Investments	Net Assets

Goldman Sachs Multi-Asset	$256,134,740	$2,868,034,747

Acquiring Portfolio		Net Assets

J.P. Morgan Tactical Preservation		$2,311,214,553

Assuming the acquisition had been completed on January 1, 2021, the Acquiring Portfolio’s unaudited pro forma results of operations for the year ended December 31, 2021 would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations

J.P. Morgan Tactical Preservation	$29,238,046	$349,792,237	$379,030,283

(a)

Net investment income as reported in the Statement of Operations (Year ended December 31, 2021) of the Acquiring Portfolio, plus net investment income from the Merged Portfolio pre-merger as follows: Goldman Sachs Multi-Asset $1,250,709.

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (Year ended December 31, 2021) of the Acquiring Portfolio, plus net realized and unrealized gain (loss) on investments from the Merged Portfolio pre-merger as follows: Goldman Sachs Multi-Asset $66,280,537.

Since both the Merged Portfolio and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since February 19, 2021.

On March 10, 2021, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of AST Fidelity Institutional AM® Quantitative Portfolio (“Fidelity Institutional AM® Quantitative”) (the “Merged Portfolio”) for shares of T. Rowe Price Asset Allocation (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolio, respectively. Shareholders approved the Plan at a meeting on September 9, 2021 and the reorganization took place at the close of business on October 15, 2021.

B25

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investment Cost

Fidelity Institutional AM® Quantitative	$4,361,945,981	$3,815,892,782

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on October 15, 2021:

Merged Portfolio		Shares

Fidelity Institutional AM® Quantitative		238,083,913

Acquiring Portfolio	Shares	Value

T. Rowe Price Asset Allocation	112,509,601	$4,657,897,485

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio	Unrealized Appreciation on Investments	Net Assets

Fidelity Institutional AM® Quantitative	$546,053,199	$4,657,897,485

Acquiring Portfolio		Net Assets

T. Rowe Price Asset Allocation		$15,132,174,737

Assuming the acquisition had been completed on January 1, 2021, the Acquiring Portfolio’s unaudited pro forma results of operations for the year ended December 31, 2021 would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations

T. Rowe Price Asset Allocation	$179,975,903	$2,146,974,620	$2,326,950,523

(a)

Net investment income as reported in the Statement of Operations (Year ended December 31, 2021) of the Acquiring Portfolio, plus net investment income from the Merged Portfolio pre-merger as follows: Fidelity Institutional AM® Quantitative $35,401,059.

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (Year ended December 31, 2021) of the Acquiring Portfolio, plus net realized and unrealized gain (loss) on investments from the Merged Portfolio pre-merger as follows: Fidelity Institutional AM® Quantitative $402,563,765.

Since both the Merged Portfolio and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since October 15, 2021.

12. Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on the financial statements.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities

B26

to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Portfolios.

B27

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), each Portfolio has adopted and implemented a liquidity risk management program (the “LRMP”). Each Portfolio’s LRMP seeks to assess and manage the Portfolio’s liquidity risk, which is defined as the risk that the Portfolio is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Portfolio. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Portfolios’ investment manager, to serve as the administrator of each Portfolio’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

Each Portfolio’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, each Portfolio’s LRMP includes no less than annual assessments of factors that influence the Portfolio’s liquidity risk; no less than monthly classifications of the Portfolio’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Portfolio’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Portfolio does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 8-10, 2022, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of each Portfolio’s LRMP, including any material changes to the LRMP for the period from January 1, 2021 through December 31, 2021 (“Reporting Period”). The LRMP Report concluded that each Portfolio’s LRMP was reasonably designed to assess and manage that Portfolio’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that each Portfolio’s investment strategies continue to be appropriate given each Portfolio’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in a Portfolio, including liquidity risks presented by each Portfolio’s investment portfolio, is found in a Portfolio’s Prospectus and Statement of Additional Information.

B28

Advanced Series Trust

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and the series thereof, the Portfolios) consists of eight individuals, seven of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios and their operations, and performs the various duties imposed on the directors or trustees of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with PGIM Investments LLC (PGIM Investments) and AST Investment Services, Inc. (ASTIS), as applicable,1 and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 13-14, 2022 (the Meeting) and approved the renewal of the agreements through July 31, 2023, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Board determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with the Manager, are in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for each Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and each subadviser. The Board noted that the PGIM Fixed Income unit of PGIM, Inc., the PGIM Real Estate unit of PGIM, Inc., PGIM Limited, PGIM Quantitative Solutions LLC (PGIM Quantitative Solutions), and Jennison Associates LLC (Jennison), which serve as subadvisers to certain of the Portfolios, are each affiliated with the Manager. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadvisers, the provision of recordkeeping, compliance and other services to

[1]

When used herein, the term “Manager” refers to (1) PGIM Investments with respect to each Portfolio solely managed by PGIM Investments; and (2) PGIM Investments and ASTIS collectively with respect to each Portfolio jointly managed by PGIM Investments and ASTIS.

the Trust, and the Manager’s role as administrator of the Trust’s liquidity risk management program. With respect to the Manager’s oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that the Manager pays the salaries of all of the officers and the interested Trustee of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with each Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadvisers, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management personnel responsible for the oversight of each Portfolio and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to the Manager’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to the Manager and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both the Manager and each subadviser.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates from serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PGIM, Inc., Jennison and PGIM Quantitative Solutions, each of which are affiliates of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as each Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedules for most of the Portfolios of the Trust contain breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates for many of the Portfolios reflected some of these rate reductions. The Board took note that the fee structure for those Portfolios currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale, if any, may be shared with the Portfolios in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadvisers

The Board considered potential ancillary benefits that might be received by the Manager, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2021, except as otherwise noted below. The Board compared the historical gross performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index, and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge), an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2021. The Board considered the management fee for each Portfolio as compared to the management fee charged by the Manager to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Broadridge, an independent provider of mutual fund data. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration. Further, to the extent that it deemed appropriate, and for the reasons summarized below, for certain Portfolios the Board considered information provided by a different, independent third-party provider, JDL Consultants, Inc. (JDL Consultants). The comparisons used by the Board placed the Portfolios in various quartiles over various periods, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The sections below summarize certain key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST Academic Strategies Asset Allocation Portfolio*

Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	3rd Quartile	3rd Quartile	2nd Quartile

Actual Management Fees: 4th Quartile

Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its custom benchmark index over the one- and ten-year periods and underperformed over the three- and five-year periods.

•

The Board considered changes it approved to the Portfolio’s principal investment strategies that moved the Portfolio from a fund-of-fund structure to one that primarily invests directly in investments, as well changes in the strategic allocations to certain assets classes and the addition of subadvisers, all of which took effect in July 2021. The Board considered that the Portfolio’s recent performance had improved, with the Portfolio outperforming its benchmark index over the one-year period and ranking in the first quartile of its Peer Universe.

•

The Board noted that the Manager had contractually agreed to waive 0.0202% of its investment management fee through June 30, 2023; and contractually agreed to waive a portion of its management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s management fee plus certain other expenses do not exceed 1.13% of the Portfolio’s average daily net assets through June 30, 2023.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*

The Board considered the Manager’s assertion that the Peer Universe selected for the Portfolio by Broadridge did not provide a meaningful basis for peer fund performance and expense comparisons, due to the fact that, unlike the funds in the Peer Universe, the Portfolio was structured to allocate assets in underlying funds following traditional strategies and to allocate assets in non-traditional investment strategies. Consequently, the Board considered an alternative peer performance and peer expense analysis prepared at the request of the Board by JDL Consultants, which utilized peer groups reflective of the Portfolio’s traditional and non-traditional investment strategies.

AST Capital Growth Asset Allocation Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	1st Quartile	2nd Quartile

Actual Management Fees: 1st Quartile

Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year periods and underperformed its benchmark index over all other periods.

•

The Board considered changes it approved to the Portfolio’s principal investment strategies that moved the Portfolio from a fund-of-fund structure to one that primarily invests directly in investments, as well changes in the strategic allocations to certain assets classes and the addition of subadvisers, all of which took effect in July 2021.

•

The Board noted that the Manager had contractually agreed to waive 0.0207% of its investment management fee through June 30, 2023; and contractually agreed to waive a portion of its management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s management fee plus certain other expenses do not exceed 0.89% of the Portfolio’s average daily net assets through June 30, 2023.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Global Bond Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	3rd Quartile	2nd Quartile	N/A

Actual Management Fees: 2nd Quartile

Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board considered that effective November 2020, the Board approved the appointment of two additional subadvisers, and the Portfolio’s performance prior to November 2020 was not attributable to the Portfolio’s current mix of subadvisers. The Board considered that the Portfolio’s recent performance had improved, with the Portfolio outperforming its benchmark index over the one-year period and ranking in the first quartile of its Peer Universe.

•

The Board noted that the Manager has contractually agreed to waive 0.045% of its investment management fee through June 30, 2023; and contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.84% of the Portfolio’s average daily net assets through June 30, 2023.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST J.P. Morgan Global Thematic Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	2nd Quartile	3rd Quartile

Actual Management Fees: 4th Quartile

Net Total Expenses: 4th Quartile

•

The Board noted that the Portfolio underperformed its custom benchmark index over the one-year period, equaled its benchmark index over the three-year period, and outperformed its benchmark index over the five- and ten-year periods.

•

The Board considered the Manager’s assertion that the Portfolio’s underperformance was primarily attributable to the Portfolio’s equity allocation as compared to its peers and that benchmark index represents a better source of comparative performance information.

•

The Board noted that the Manager had voluntarily agreed to reimburse expenses and/or waive fees to the extent that the Portfolio’s acquired fund fees and expenses exceed 0.23% of the Portfolio’s average daily net assets.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST J.P. Morgan Tactical Preservation Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile

Actual Management Fees: 2nd Quartile

Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its custom benchmark index over all periods.

•

The Board noted that the Manager contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.91% of the Portfolio’s average daily net assets through June 30, 2023.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Asset Allocation Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	1st Quartile	1st Quartile

Actual Management Fees: 4th Quartile

Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board noted that the Manager had contractually agreed to waive portion of its management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s management fee plus other expenses do not exceed 0.920% of the Portfolio’s average daily net assets through June 30, 2023.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Growth Opportunities Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	N/A

Actual Management Fees: 3rd Quartile

Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over the one- and three-year periods and outperformed its benchmark index over the five-year period.

•

The Board noted the Manager’s assertion that intermediate- and longer-term peer relative results remain strong as the Portfolio ranks in the first quartile over the three- and five-year trailing periods.

•	The Board noted that the Manager had contractually agreed to waive 0.0091% of its management fee through June 30, 2023.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

***

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

The prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life prospectuses contain information on the investment objectives, risks, charges and expenses of the portfolios and on the contracts and should be read carefully.

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Trust’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third calendar quarter-end on Form N-PORT. Form N-PORT is available on the Commission’s website at www.sec.gov or call (800) SEC-0330.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888. Owners of Individual Life Insurance contracts should call (800) 778-2255.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3714

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, Prudential Annuities Life Assurance Corporation and The Prudential Insurance Company of America are available upon request. You may call (800) 944-8786 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

Every year we will send you an updated summary prospectus. We will also send you, or make available to you pursuant to Rule 30e-3 under the Investment Company Act of 1940, an annual report and a semi-annual report, which contain important financial information about the Portfolios.

To reduce Portfolio expenses, we may send or make available one annual shareholder report, one semi-annual shareholder report and one summary prospectus per household (householding), unless you instruct us or the relevant participating insurance company otherwise. Householding is not yet available on all products. You should be aware that by calling (800) 778-2255, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive. Note: Effective January 1, 2021 you may no longer receive mailed copies of the annual and semi-annual reports, unless you elect to continue to receive these mailings.

©2022 Prudential Financial, Inc. and its related entities. PGIM Investments, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

AST-SAR-D

Advanced Series Trust

SEMIANNUAL REPORT	June 30, 2022

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports for other portfolios. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about each portfolio’s holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2022, were not audited; and accordingly, no auditor’s opinion is expressed on them.

Please note that this report may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

AST PGIM Fixed Income Central Portfolio AST Target Maturity Central Portfolio

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Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2022

∎	LETTER TO CONTRACT OWNERS

∎	PRESENTATION OF PORTFOLIO HOLDINGS

∎	FEES AND EXPENSES

∎	FINANCIAL REPORTS

Section A	Schedule of Investments, Financial Statements, and Financial Highlights

	Glossary	A1

	AST PGIM Fixed Income Central Portfolio	A2

	AST Target Maturity Central Portfolio	A36

Section B	Notes to Financial Statements

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2022

∎	DEAR CONTRACT OWNER:

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. Despite today’s uncertainties, we remain strong and ready to serve and support you. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 145 years. You can count on our history of financial stability. We are diversified for endurance. Our balanced mix of risks and businesses positions us well to manage through any economic environment. We’ve applied the lessons from decades of challenges to be stronger, because we are committed to keeping our promises to you.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. A strong sense of social responsibility for our clients, our employees, and our communities has been embedded in the company since our founding. It guides our efforts to help our customers achieve peace of mind through financial wellness.

We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin
President,
Advanced Series Trust	July 31, 2022

Advanced Series Trust Presentation of Portfolio Holdings — unaudited	June 30, 2022

AST PGIM Fixed Income Central (As of 06/30/2022)

Credit Quality	% of Total Investments
AAA	43.3%
AA	3.0%
A	13.5%
BBB	30.5%
BB	6.1%
B	0.7%
CCC	0.5%
NR	7.3%
Cash/Cash Equivalents	-4.9%
Total Investments	100.0%

AST Target Maturity Central (As of 06/30/2022)

Credit Quality	% of Total Investments
AAA	70.6%
AA	2.9%
A	12.8%
BBB	14.7%
BB	0.2%
NR	0.2%
Cash/Cash Equivalents	-1.4%
Total Investments	100.0%

Credit ratings reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated (NR) category consists of securities that have not been rated by a NRSRO. Ratings category may include derivative instruments that could have a negative value. Credit ratings are subject to change.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2022

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

AST PGIM Fixed Income Central	Actual**	$1,000.00	$1,007.00	0.01%	$0.00

	Hypothetical	$1,000.00	$1,024.74	0.01%	$0.05

AST Target Maturity Central	Actual***	$1,000.00	$ 982.00	0.03%	$0.05

	Hypothetical	$1,000.00	$1,024.65	0.03%	$0.15

* Portfolio expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2022, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

** “Actual” expenses for AST PGIM Fixed Income Central Portfolio are calculated using the 3-day period ended June 30, 2022 due to the Portfolio’s commencement of operations on June 27, 2022.

*** “Actual” expenses for AST Target Maturity Central Portfolio are calculated using the 66-day period ended June 30, 2022 due to the Portfolio’s commencement of operations on April 25, 2022.

Glossary

The following abbreviations are used in the Portfolios’ descriptions:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ABS — Asset-Backed Security

BABs — Build America Bonds

CLO — Collateralized Loan Obligation

CMT — Constant Maturity Treasury

EMTN — Euro Medium Term Note

EURIBOR — Euro Interbank Offered Rate

FHLMC — Federal Home Loan Mortgage Corporation

FREMF — Freddie Mac Mortgage Trust

GMTN — Global Medium Term Note

IO — Interest Only (Principal amount represents notional)

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

MASTR — Morgan Stanley Structured Asset Security

MTN — Medium Term Note

OTC — Over-the-counter

PIK — Payment-in-Kind

REITs — Real Estate Investment Trust

REMICS — Real Estate Mortgage Investment Conduit Security

S&P — Standard & Poor’s

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Overnight Index Average

STRIPs — Separate Trading of Registered Interest and   Principal of Securities

TBA — To Be Announced

SEE NOTES TO FINANCIAL STATEMENTS

A1

AST PGIM FIXED INCOME CENTRAL PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS — 104.1%

ASSET-BACKED SECURITIES — 6.5%
Automobiles — 2.4%
AmeriCredit Automobile Receivables Trust,
Series 2019-02, Class C
2.740%	04/18/25		2,956	$2,937,107
Series 2020-02, Class D
2.130%	03/18/26		200	192,521
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-03A, Class A, 144A
2.360%	03/20/26		1,800	1,715,041
Series 2020-02A, Class A, 144A
2.020%	02/20/27		10,176	9,346,535
Series 2021-02A, Class C, 144A
2.350%	02/20/28		6,200	5,423,871
Exeter Automobile Receivables Trust,
Series 2020-03A, Class C
1.320%	07/15/25		1,305	1,293,824
Series 2020-03A, Class D
1.730%	07/15/26		200	194,348
Series 2021-03A, Class D
1.550%	06/15/27		16,800	15,726,774
Series 2022-01A, Class E, 144A
5.020%	10/15/29		5,600	5,095,619
Ford Auto Securitization Trust,
Series 2021-AA, Class C, 144A
2.700%	04/15/29	CAD	5,100	3,669,647
Ford Credit Auto Owner Trust,
Series 2020-01, Class A, 144A
2.040%	08/15/31		2,200	2,102,868
Series 2020-02, Class B, 144A
1.490%	04/15/33		13,522	12,096,605
Series 2021-01, Class C, 144A
1.910%	10/17/33		1,522	1,355,391
Series 2021-02, Class C, 144A
2.110%	05/15/34		1,675	1,493,681
GMF Floorplan Owner Revolving Trust,
Series 2020-01, Class C, 144A
1.480%	08/15/25		100	96,775
Hertz Vehicle Financing III LLC,
Series 2022-01A, Class C, 144A
2.630%	06/25/26		1,200	1,110,456
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27		15,845	13,969,408
Series 2021-02A, Class B, 144A
2.120%	12/27/27		500	441,414
Hertz Vehicle Financing LLC,
Series 2021-01A, Class A, 144A
1.210%	12/26/25		4,435	4,147,606
Series 2021-01A, Class C, 144A
2.050%	12/26/25		400	368,575
Series 2022-02A, Class B, 144A
2.650%	06/26/28		2,400	2,166,888
JPMorgan Chase Bank, NA,
Series 2021-01, Class D, 144A
1.174%	09/25/28		605	585,069
Series 2021-02, Class D, 144A
1.138%	12/26/28		396	382,336

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Series 2021-02, Class E, 144A
2.280%	12/26/28		1,115	$1,080,790
Series 2021-03, Class D, 144A
1.009%	02/26/29		1,980	1,893,610
Series 2021-03, Class G, 144A
9.812%	02/26/29		3,300	3,072,752
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27		10,526	10,276,374
Series 2019-01A, Class B, 144A
3.950%	11/14/28		600	582,933
Series 2021-01A, Class C, 144A
1.420%	07/14/28		1,235	1,112,085
Series 2021-01A, Class D, 144A
1.620%	11/14/30		1,875	1,675,361
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A
7.375%	05/15/32		476	472,275
Santander Drive Auto Receivables Trust,
Series 2020-02, Class C
1.460%	09/15/25		3,095	3,085,263
Series 2020-02, Class D
2.220%	09/15/26		300	293,596
Series 2020-03, Class D
1.640%	11/16/26		1,200	1,170,277
Series 2021-01, Class D
1.130%	11/16/26		6,210	5,949,800
Series 2021-02, Class D
1.350%	07/15/27		5,232	4,907,483
Toyota Auto Loan Extended Note Trust,
Series 2019-01A, Class A, 144A
2.560%	11/25/31		230	225,002
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27		5,450	5,012,095

				126,722,055

Collateralized Debt Obligation — 0.2%
MF1 Ltd. (Cayman Islands),
Series 2022-FL08, Class A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)
2.142%(c)	02/19/37		9,800	9,422,920

Consumer Loans — 1.1%
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A
2.509%	10/20/39	CAD	2,115	1,545,534
Lending Funding Trust,
Series 2020-02A, Class A, 144A
2.320%	04/21/31		200	180,056
Lendmark Funding Trust,
Series 2019-02A, Class A, 144A
2.780%	04/20/28		13,064	12,790,854
Series 2021-01A, Class A, 144A
1.900%	11/20/31		4,534	3,931,618
Series 2021-01A, Class B, 144A
2.470%	11/20/31		250	208,221

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Consumer Loans (cont’d.)
Series 2021-02A, Class C, 144A
3.090%	04/20/32		2,600	$2,104,940
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32		3,818	3,788,156
Series 2020-AA, Class A, 144A
2.190%	08/21/34		400	384,221
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		9,385	8,357,201
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A
3.080%	08/08/25		8,879	8,835,885
Series 2019-A, Class D, 144A
6.220%	08/08/25		1,400	1,335,942
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A
1.210%	03/08/28		3,616	3,384,456
Series 2021-A, Class B, 144A
1.760%	03/08/28		900	846,757
Regional Management Issuance Trust,
Series 2022-01, Class A, 144A
3.070%	03/15/32		6,600	6,235,932
SoFi Consumer Loan Program Trust,
Series 2021-01, Class B, 144A
1.300%	09/25/30		1,700	1,592,130
Series 2021-01, Class C, 144A
1.610%	09/25/30		2,300	2,123,850
Series 2021-01, Class D, 144A
2.040%	09/25/30		2,340	2,156,868

				59,802,621

Credit Cards — 0.5%
Newday Funding Master Issuer PLC (United Kingdom),
Series 2021-01A, Class A1, 144A, SONIA + 0.970% (Cap N/A, Floor 0.000%)
1.910%(c)	03/15/29	GBP	2,216	2,662,803
Series 2021-01A, Class A2, 144A, SOFR + 1.100% (Cap N/A, Floor 0.000%)
1.885%(c)	03/15/29		2,059	2,042,027
Series 2021-02A, Class A1, 144A, SONIA + 0.800% (Cap N/A, Floor 0.000%)
1.740%(c)	07/15/29	GBP	400	481,025
Series 2021-02A, Class A2, 144A, SOFR + 0.950% (Cap N/A, Floor 0.000%)
1.735%(c)	07/15/29		400	394,582
Series 2021-03A, Class A2, 144A, SOFR + 1.000% (Cap N/A, Floor 0.000%)
1.785%(c)	11/15/29		10,000	9,774,900
Newday Partnership Funding PLC (United Kingdom),
Series 2020-01A, Class A3, 144A, 1 Month SONIA + 1.400% (Cap N/A, Floor 0.000%)
2.340%(c)	11/15/28	GBP	8,444	10,291,160

				25,646,497

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Equipment — 0.2%
MMAF Equipment Finance LLC,
Series 2019-B, Class A5, 144A
2.290%	11/12/41	11,140	$10,502,017

Home Equity Loans — 0.1%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
2.264%(c)	05/25/34	450	419,714
Asset-Backed Funding Certificates Trust,
Series 2004-OPT02, Class M1, 1 Month LIBOR + 0.825% (Cap N/A, Floor 0.825%)
2.449%(c)	08/25/33	12	12,284
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)
3.124%(c)	03/25/43	249	240,736
EquiFirst Mortgage Loan Trust,
Series 2004-01, Class 1A1, 1 Month LIBOR + 0.480% (Cap N/A, Floor 0.480%)
2.104%(c)	01/25/34	674	621,943
GSAA Trust,
Series 2006-07, Class AF2
5.995%(cc)	03/25/46	480	218,131
Home Equity Asset Trust,
Series 2003-08, Class M1, 1 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
2.704%(c)	04/25/34	373	359,262
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
2.324%(c)	09/25/34	380	356,000
Series 2004-WMC02, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
2.524%(c)	04/25/34	375	357,129
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT01, Class A3, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.720%)
2.344%(c)	07/25/34	85	83,286
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC07, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
2.674%(c)	06/25/33	154	151,818
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
2.644%(c)	10/25/33	52	50,820
Series 2005-HE02, Class M1, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
2.224%(c)	01/25/35	70	70,027
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2003-NC01, Class M1, 1 Month LIBOR + 1.575% (Cap N/A, Floor 1.575%)
3.199%(c)	11/25/32	32	31,983
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
2.264%(c)	08/25/33	419	405,736

			3,378,869

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Manufactured Housing — 0.0%
Towd Point Mortgage Trust,
Series 2019-MH01, Class A1, 144A
3.000%(cc)	11/25/58		1,750	$1,728,505

Other — 0.5%
PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)
3.974%(c)	04/25/23		3,980	3,937,600
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)

4.424%(c)	06/25/24		22,027	21,454,818

				25,392,418

Residential Mortgage-Backed Securities — 0.5%
Ameriquest Mortgage Securities Trust,
Series 2006-R01, Class M1, 1 Month LIBOR + 0.585% (Cap N/A, Floor 0.585%)
2.209%(c)	03/25/36		467	463,652
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
2.224%(c)	02/25/34		117	110,174
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W010, Class A2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
2.404%(c)	10/25/34		304	295,225
Chase Funding Trust,
Series 2003-01, Class 2A2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.660%)
2.284%(c)	11/25/32		192	187,773
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
2.674%(c)	11/25/34		209	207,044
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB04, Class A6
3.958%(cc)	05/25/35		11	10,899
LSF11 Boson Investments Sarl Compartment 2 (Luxembourg),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)
1.637%(c)	11/25/60	EUR	6,131	6,281,660
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC03, Class M3, 1 Month LIBOR + 2.475% (Cap N/A, Floor 2.475%)
4.099%(c)	06/25/34		185	183,147
Series 2004-WMC03, Class M2, 1 Month LIBOR + 1.845% (Cap N/A, Floor 1.845%)
3.469%(c)	01/25/35		327	320,695
Rathlin Residential DAC (Ireland),
Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)
1.500%(c)	09/27/75	EUR	9,465	9,522,012

Interest Rate	Maturity Date		Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (cont’d.)
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)
2.564%(c)	09/25/34			956	$920,540
TFS (Spain),
Series 2018-03
0.000%	04/16/40	^	EUR	—(r)	2,070
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%
3.000%(c)	04/16/23	^	EUR	8,282	8,523,094

					27,027,985

Student Loans — 1.0%
ELFI Graduate Loan Program LLC,
Series 2020-A, Class A, 144A
1.730%	08/25/45			3,681	3,403,571
Laurel Road Prime Student Loan Trust,
Series 2018-C, Class A, 144A
0.000%(cc)	08/25/43			2,937	2,862,896
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48			530	523,894
Navient Private Education Refi Loan Trust,
Series 2020-DA, Class A, 144A
1.690%	05/15/69			476	449,417
Series 2020-GA, Class A, 144A
1.170%	09/16/69			698	654,694
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A
0.000%(cc)	12/15/45			10,667	10,426,056
Series 2019-D, Class 1PT, 144A
3.018%(cc)	01/16/46			12,917	12,590,349
Series 2019-F, Class PT1, 144A
3.932%(cc)	02/15/45			10,227	9,851,244
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48			5,505	5,312,898
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46			9,193	8,812,590

					54,887,609

TOTAL ASSET-BACKED SECURITIES (cost $343,987,446)					344,511,496

COMMERCIAL MORTGAGE-BACKED SECURITIES — 19.7%
20 Times Square Trust,
Series 2018-20TS, Class D, 144A
3.203%(cc)	05/15/35			3,100	2,938,564
Series 2018-20TS, Class E, 144A
3.203%(cc)	05/15/35			4,200	3,948,602
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF03, Class A5, 144A
2.575%	10/15/54			17,100	14,702,260
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class B, 144A
4.245%(cc)	05/15/49			4,200	3,958,952

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BANK,
Series 2017-BNK04, Class A3
3.362%	05/15/50	13,400	$12,880,670
Series 2017-BNK06, Class A4
3.254%	07/15/60	1,996	1,926,845
Series 2018-BN13, Class A4
3.953%	08/15/61	7,751	7,621,106
Series 2019-BN18, Class A3
3.325%	05/15/62	1,400	1,318,512
Series 2019-BN20, Class A2
2.758%	09/15/62	9,965	9,068,932
Series 2019-BN24, Class A3
2.960%	11/15/62	1,737	1,587,951
Series 2021-BN33, Class A4
2.270%	05/15/64	3,500	3,008,386
Series 2021-BN34, Class A5
2.438%	06/15/63	2,109	1,817,032
Series 2021-BN35, Class A4
2.031%	06/15/64	3,000	2,490,827
Series 2021-BN36, Class A4
2.218%	09/15/64	28,300	23,914,584
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A
2.937%	08/14/36	1,170	1,071,824
Series 2016-ETC, Class B, 144A
3.189%	08/14/36	510	456,959
Series 2016-ETC, Class C, 144A
3.391%	08/14/36	430	373,021
Series 2016-ETC, Class D, 144A
3.729%(cc)	08/14/36	1,610	1,351,915
Series 2018-CHRS, Class D, 144A
4.409%(cc)	08/05/38	550	458,962
Series 2018-TALL, Class A, 144A, 1 Month LIBOR + 0.722% (Cap N/A, Floor 0.722%)
2.046%(c)	03/15/37	2,300	2,193,246
Series 2019-C03, Class A3
3.319%	05/15/52	2,600	2,435,705
Series 2019-C04, Class A4
2.661%	08/15/52	10,106	9,139,360
Series 2019-C05, Class A3
2.805%	11/15/52	1,000	909,080
Series 2021-C11, Class A4
2.043%	09/15/54	31,900	26,555,244
Benchmark Mortgage Trust,
Series 2019-B10, Class A3
3.455%	03/15/62	2,300	2,165,134
Series 2019-B12, Class A4
2.859%	08/15/52	1,850	1,686,190
Series 2019-B13, Class A3
2.701%	08/15/57	5,905	5,299,895
Series 2019-B14, Class A3
3.090%	12/15/62	950	905,891
Series 2019-B14, Class A4
2.795%	12/15/62	1,600	1,453,126
Series 2020-B20, Class A4
1.746%	10/15/53	17,500	14,714,285

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2020-B22, Class A4
1.685%	01/15/54	3,700	$3,063,526
Series 2021-B28, Class A4
1.980%	08/15/54	3,000	2,473,175
Series 2021-B29, Class A4
2.138%	09/15/54	29,800	25,042,838
BPR Trust,
Series 2021-TY, Class B, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.474%(c)	09/15/38	11,000	10,471,012
Series 2021-TY, Class C, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
3.024%(c)	09/15/38	2,650	2,515,327
Series 2021-TY, Class D, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 2.350%)
3.674%(c)	09/15/38	7,960	7,485,133
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
3.324%(c)	10/15/36	952	913,687
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
3.624%(c)	10/15/36	16,533	15,664,782
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)
3.974%(c)	10/15/36	10,884	10,231,368
Series 2021-CIP, Class E, 144A, 1 Month LIBOR + 2.820% (Cap N/A, Floor 2.820%)
4.144%(c)	12/15/38	32,500	30,215,380
Series 2021-VOLT, Class XCP, IO, 144A
2.176%(cc)	09/15/36	329,370	1,473,337
BX Trust,
Series 2022-LBA06, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)
3.979%(c)	01/15/39	22,900	21,631,597
Series 2022-VAMF, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)
3.979%(c)	01/15/39	9,900	9,029,010
Cantor Commercial Real Estate Lending,
Series 2019-CF01, Class A3
3.836%	05/15/52	3,600	3,544,428
Series 2019-CF02, Class A4
2.624%	11/15/52	19,188	17,109,235
CD Mortgage Trust,
Series 2017-CD04, Class A3
3.248%	05/10/50	3,000	2,872,095
Series 2017-CD05, Class A3
3.171%	08/15/50	9,443	8,929,538
Series 2019-CD08, Class A3
2.657%	08/15/57	17,236	15,283,737
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49	29,052	27,430,704
Series 2016-C07, Class A2
3.585%	12/10/54	8,890	8,621,937
Series 2017-C08, Class A3
3.305%	06/15/50	15,844	14,885,995

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class A4
4.131%	11/10/46	4,667	$4,663,147
Series 2015-GC27, Class XB, IO
0.357%(cc)	02/10/48	76,865	511,298
Series 2015-GC31, Class A3
3.497%	06/10/48	21,371	20,784,386
Series 2015-GC31, Class A4
3.762%	06/10/48	5,140	5,057,228
Series 2017-C04, Class A3
3.209%	10/12/50	6,726	6,390,621
Series 2018-C06, Class A4
4.412%	11/10/51	4,920	4,914,600
Series 2019-GC41, Class A4
2.620%	08/10/56	6,897	6,181,227
Commercial Mortgage Trust,
Series 2013-CR12, Class A4
4.046%	10/10/46	4,499	4,474,314
Series 2014-CR20, Class A3
3.326%	11/10/47	10,571	10,365,166
Series 2014-UBS04, Class A3
3.430%	08/10/47	1,568	1,566,724
Series 2014-UBS06, Class A4
3.378%	12/10/47	6,693	6,530,845
Series 2015-CR25, Class A3
3.505%	08/10/48	12,238	11,929,613
Series 2015-CR26, Class A3
3.359%	10/10/48	2,742	2,680,107
Series 2015-DC01, Class A4
3.078%	02/10/48	10,280	10,015,688
Series 2015-LC21, Class A3
3.445%	07/10/48	18,523	17,998,795
Series 2015-LC23, Class A3
3.521%	10/10/48	29,242	28,536,785
Series 2016-COR01, Class A3
2.826%	10/10/49	19,097	17,966,903
Series 2017-COR02, Class A2
3.239%	09/10/50	3,222	3,052,894
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
3.474%(c)	05/15/36	4,075	3,910,824
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	29,177	27,575,475
Series 2016-NXSR, Class A4
3.795%(cc)	12/15/49	750	729,838
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3
3.231%	06/15/57	10,532	10,227,086
Series 2017-CX10, Class A4
3.191%	11/15/50	5,264	5,003,533
Series 2018-CX12, Class A3
3.959%	08/15/51	4,845	4,726,665
Series 2019-C17, Class A4
2.763%	09/15/52	1,371	1,226,462

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
DBGS Mortgage Trust,
Series 2018-BIOD, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
3.190%(c)	05/15/35	2,198	$2,071,908
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A
3.935%(cc)	12/10/36	1,300	1,095,396
Series 2016-85T, Class E, 144A
3.935%(cc)	12/10/36	1,200	971,521
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49	21,681	20,545,419
Series 2017-C06, Class A4
3.071%	06/10/50	2,700	2,572,799
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41	11,807	10,330,730
ELP Commercial Mortgage Trust,
Series 2021-ELP, Class F, 144A, 1 Month LIBOR + 2.667% (Cap N/A, Floor 2.667%)
3.992%(c)	11/15/38	7,750	7,127,382
FHLMC Multifamily Structured Pass-Through Certificates,
Series K024, Class X1, IO
0.878%(cc)	09/25/22	19,262	10,424
Series K025, Class X1, IO
0.877%(cc)	10/25/22	15,283	19,347
Series K040, Class X1, IO
0.837%(cc)	09/25/24	1,510	18,564
Series K052, Class X1, IO
0.775%(cc)	11/25/25	61,148	1,109,587
Series K055, Class X1, IO
1.484%(cc)	03/25/26	12,123	503,468
Series K058, Class X1, IO
1.046%(cc)	08/25/26	196,444	6,274,220
Series K097, Class X1, IO
1.218%(cc)	07/25/29	40,612	2,601,164
Series K098, Class X1, IO
1.268%(cc)	08/25/29	8,936	595,657
Series K101, Class X1, IO
0.948%(cc)	10/25/29	379	18,868
Series K115, Class X1, IO
1.429%(cc)	06/25/30	52,019	4,402,514
Series K121, Class X1, IO
1.120%(cc)	10/25/30	242	15,841
Series K122, Class X1, IO
0.973%(cc)	11/25/30	15,366	894,436
Series K131, Class X1, IO
0.831%(cc)	07/25/31	162,647	8,617,880
Series K736, Class X1, IO
1.432%(cc)	07/25/26	2,114	86,286
Series K741, Class X1, IO
0.657%(cc)	12/25/27	2,009	53,530
Series KG03, Class X1, IO
1.483%(cc)	06/25/30	31,343	2,704,247
Series Q001, Class XA, IO
2.136%(cc)	02/25/32	9,020	735,942

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust,
Series 2017-K63, Class X2A, IO, 144A
0.100%	02/25/50	1,180,847	$4,142,176
Series 2017-K68, Class X2A, IO, 144A
0.100%	10/25/49	1,046,453	4,216,682
GS Mortgage Securities Corp. II,
Series 2018-GS10, Class A4
3.890%	07/10/51	1,550	1,506,379
GS Mortgage Securities Trust,
Series 2014-GC26, Class A4
3.364%	11/10/47	3,748	3,651,336
Series 2015-GC34, Class A3
3.244%	10/10/48	8,153	7,913,521
Series 2015-GS01, Class A2
3.470%	11/10/48	10,000	9,761,080
Series 2017-GS06, Class A2
3.164%	05/10/50	18,201	17,207,980
Series 2019-GC42, Class A3
2.749%	09/01/52	15,920	14,327,492
Series 2020-GC45, Class A4
2.658%	02/13/53	6,890	6,133,639
Series 2020-GC47, Class A4
2.125%	05/12/53	12,000	10,327,218
Series 2020-GSA02, Class A4
1.721%	12/12/53	745	611,191
IMT Trust,
Series 2017-APTS, Class AFX, 144A
3.478%	06/15/34	310	302,456
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class A4
3.493%	08/15/47	2,463	2,425,066
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A4
3.195%	09/15/50	3,000	2,821,247
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4
3.414%	03/15/50	1,297	1,238,285
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3
2.559%	08/15/49	1,576	1,476,283
Series 2018-AON, Class D, 144A
4.767%(cc)	07/05/31	6,750	6,566,772
Series 2018-AON, Class E, 144A
4.767%(cc)	07/05/31	510	494,641
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50	2,450	2,350,911
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class F, 144A, 1 Month LIBOR + 2.601% (Cap N/A, Floor 2.601%)
3.925%(c)	04/15/38	12,200	11,342,416
MHP,
Series 2022-MHIL, Class E, 144A, 1 Month SOFR + 2.611% (Cap N/A, Floor 2.611%)
3.889%(c)	01/15/27	5,900	5,560,497

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C07, Class A3
2.655%	02/15/46		2,129	$2,113,916
Series 2013-C09, Class A3
2.834%	05/15/46		7,226	7,146,573
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A4
3.809%	12/15/48		10,000	9,821,727
Series 2016-BNK02, Class A3
2.791%	11/15/49		2,800	2,634,574
Series 2016-UB12, Class A4
3.596%	12/15/49		3,348	3,258,183
Series 2017-H01, Class A4
3.259%	06/15/50		25,000	23,851,375
Series 2017-H01, Class XB, IO
0.846%(cc)	06/15/50		175,741	4,807,922
Series 2019-H07, Class A3
3.005%	07/15/52		5,625	5,141,952
Series 2021-L05, Class A3
2.438%	05/15/54		3,270	2,821,549
Series 2021-L05, Class A4
2.728%	05/15/54		1,432	1,257,325
Series 2021-L06, Class A3
2.196%(cc)	06/15/54		3,000	2,506,112
Series 2021-L07, Class A4
2.322%	10/15/54		16,100	13,586,001
One New York Plaza Trust,
Series 2020-01NYP, Class D, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
4.074%(c)	01/15/36		625	594,574
OPG Trust,
Series 2021-PORT, Class F, 144A, 1 Month LIBOR + 1.948% (Cap N/A, Floor 1.948%)
3.272%(c)	10/15/36		26,250	23,584,756
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36		230	209,798
Taurus UK DAC (Ireland),
Series 2021-UK4A, Class B, 144A, SONIA + 1.500% (Cap N/A, Floor 1.500%)
2.108%(c)	08/17/31	GBP	287	346,162
Series 2021-UK4A, Class C, 144A, SONIA + 1.750% (Cap N/A, Floor 1.750%)
2.358%(c)	08/17/31	GBP	383	461,110
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)
2.708%(c)	08/17/31	GBP	19,314	21,532,237
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3
3.225%	08/15/50		3,025	2,891,982
Series 2018-C12, Class A4
4.030%	08/15/51		7,918	7,712,051
Series 2019-C16, Class A3
3.344%	04/15/52		6,897	6,382,232
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C06, Class A3
2.971%	04/10/46		7,840	7,774,793

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50	3,088	$3,010,067
Series 2015-LC20, Class A4
2.925%	04/15/50	11,927	11,517,714
Series 2015-NXS04, Class A3
3.452%	12/15/48	15,387	15,016,083
Series 2016-C35, Class A3
2.674%	07/15/48	4,354	4,102,719
Series 2016-LC24, Class A3
2.684%	10/15/49	1,491	1,414,359
Series 2017-C38, Class A4
3.190%	07/15/50	6,443	6,136,625
Series 2017-C40, Class A3
3.317%	10/15/50	1,330	1,276,813
Series 2017-C41, Class A3
3.210%	11/15/50	10,244	9,677,220
Series 2017-RB01, Class A4
3.374%	03/15/50	3,958	3,842,003
Series 2019-C49, Class A3
3.749%	03/15/52	9,112	8,954,252
Series 2019-C52, Class A4
2.643%	08/15/52	6,439	5,808,469
Series 2021-C59, Class A5
2.626%	04/15/54	1,296	1,127,654
Series 2021-C60, Class A3
2.061%	08/15/54	3,000	2,507,273
Series 2021-FCMT, Class E, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 4.500%)
5.824%(c)	05/15/31	8,900	8,348,699

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $1,032,787,979)			1,039,192,377

CORPORATE BONDS — 41.0%
Aerospace & Defense — 0.9%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.900%	02/15/31	2,230	1,787,018
Boeing Co. (The),
Sr. Unsec’d. Notes
2.700%	02/01/27	2,560	2,278,472
3.625%	02/01/31	32,710	28,309,974
3.750%	02/01/50	660	465,393
3.825%	03/01/59	1,540	990,997
3.950%	08/01/59	2,455	1,657,557
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
5.050%	06/15/25	651	631,950
6.950%	01/17/28	455	442,517
Gtd. Notes, 144A
6.950%	01/17/28	860	836,405
Embraer Overseas Ltd. (Brazil),
Gtd. Notes
5.696%	09/16/23	27	27,309

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Aerospace & Defense (cont’d.)
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28		1,015	$1,002,761
Teledyne Technologies, Inc.,
Gtd. Notes
2.750%	04/01/31	(a)	13,010	10,880,166

				49,310,519

Agriculture — 0.3%
Altria Group, Inc.,
Gtd. Notes
3.400%	02/04/41		8,565	5,691,237
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27		6,085	5,572,166
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.950%	06/15/25		3,560	3,491,489
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
7.000%	08/04/41		415	418,998

				15,173,890

Airlines — 0.4%
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29		365	339,133
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26		245	235,289
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27		16,005	16,146,727
5.250%	05/04/25		830	846,649
United Airlines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.150%	10/11/25		972	953,924
United Airlines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.450%	06/01/29		1,306	1,215,841
United Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.100%	01/07/30		1,110	1,013,130
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30		850	774,884

				21,525,577

Auto Manufacturers — 0.7%
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35		2,705	2,423,285
5.150%	04/01/38		625	547,249
6.250%	10/02/43		21,525	20,524,173
6.600%	04/01/36		20	20,276

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
General Motors Financial Co., Inc.,
Gtd. Notes
3.700%	05/09/23	(a)	1,605	$1,604,383
4.300%	07/13/25		875	861,269
Sr. Unsec’d. Notes
2.900%	02/26/25		265	252,895
3.600%	06/21/30		7,485	6,480,801
5.650%	01/17/29		315	314,037
Stellantis Finance US, Inc.,
Gtd. Notes, 144A
2.691%	09/15/31	(a)	5,585	4,433,245

				37,461,613

Auto Parts & Equipment — 0.1%
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes
2.450%	06/15/30	(a)	3,480	2,967,519

Banks — 13.1%
Australia & New Zealand Banking Group Ltd. (Australia),
Jr. Sub. Notes, 144A
6.750%(ff)	06/15/26	(oo)	735	721,828
Banco do Brasil SA (Brazil),
Sr. Unsec’d. Notes, 144A
4.875%	01/11/29	(a)	1,040	954,833
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
1.849%	03/25/26	(a)	6,600	5,938,023
Bangkok Bank PCL (Thailand),
Sr. Unsec’d. Notes, 144A, MTN
4.050%	03/19/24		872	876,849
Bank of America Corp.,
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24	(oo)	6,875	6,400,172
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25	(oo)	32,620	27,650,204
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31		1,250	1,060,166
2.687%(ff)	04/22/32		1,900	1,596,521
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31		4,095	3,276,361
2.496%(ff)	02/13/31		10,360	8,767,569
2.676%(ff)	06/19/41		500	360,838
3.194%(ff)	07/23/30		2,435	2,178,002
3.824%(ff)	01/20/28		2,725	2,612,827
4.078%(ff)	04/23/40		14,560	12,797,563
4.083%(ff)	03/20/51		9,280	7,989,478
4.271%(ff)	07/23/29		1,070	1,028,999
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32		40,425	33,939,033
Sub. Notes
6.110%	01/29/37		2,430	2,633,250
Sub. Notes, MTN
4.450%	03/03/26		6,250	6,233,231
Sub. Notes, Series L, MTN
3.950%	04/21/25		1,850	1,828,428

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.645%(ff)	06/24/31	(a)	6,575	$5,457,400
2.894%(ff)	11/24/32	(a)	4,450	3,580,809
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29		1,855	1,820,437
Sub. Notes
4.836%	05/09/28		1,090	1,049,280
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27		4,855	4,287,452
1.675%(ff)	06/30/27		1,840	1,622,552
1.904%(ff)	09/30/28	(a)	5,100	4,353,279
2.159%(ff)	09/15/29		7,225	6,051,821
2.219%(ff)	06/09/26		9,210	8,546,586
2.871%(ff)	04/19/32		1,565	1,300,002
3.132%(ff)	01/20/33		2,835	2,374,360
3.375%	01/09/25		520	508,157
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
2.277%(ff)	01/20/32		500	397,249
Sr. Unsec’d. Notes, 144A, MTN
3.500%	10/23/27		285	264,299
Sub. Notes, 144A, MTN
4.500%	03/15/25		1,075	1,056,578
4.875%	04/01/26		365	359,639
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32		13,975	11,525,969
2.572%(ff)	06/03/31		25,355	21,329,261
2.666%(ff)	01/29/31		16,065	13,643,037
3.057%(ff)	01/25/33		4,240	3,601,464
3.668%(ff)	07/24/28		675	638,230
3.700%	01/12/26		655	642,892
3.785%(ff)	03/17/33		2,210	1,995,692
3.887%(ff)	01/10/28		2,335	2,241,718
4.075%(ff)	04/23/29		42,831	40,750,677
Sub. Notes
4.125%	07/25/28		15	14,401
4.600%	03/09/26		1,105	1,107,340
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A, MTN
1.907%(ff)	06/16/26		7,920	7,292,799
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes
3.750%	03/26/25		840	814,243
3.800%	06/09/23		3,530	3,507,211
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26		7,370	6,715,414
3.091%(ff)	05/14/32		1,190	951,688
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.311%(ff)	11/16/27		1,945	1,677,927
Sr. Unsec’d. Notes, SOFR + 1.219%
2.444%(c)	11/16/27		2,560	2,389,055

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Development Bank of Mongolia LLC (Mongolia),
Sr. Unsec’d. Notes
7.250%	10/23/23		800	$772,961
Discover Bank,
Sr. Unsec’d. Notes
3.350%	02/06/23	(a)	1,980	1,979,136
3.450%	07/27/26		2,995	2,833,630
First Horizon Corp.,
Sr. Unsec’d. Notes
3.550%	05/26/23		6,210	6,187,364
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.431%(ff)	03/09/27		1,525	1,355,857
2.383%(ff)	07/21/32		9,820	7,948,225
2.615%(ff)	04/22/32		4,370	3,625,670
2.650%(ff)	10/21/32		2,680	2,209,322
3.102%(ff)	02/24/33		10,390	8,885,137
3.500%	04/01/25		435	427,404
3.750%	02/25/26		1,335	1,310,894
3.800%	03/15/30		2,725	2,524,335
3.814%(ff)	04/23/29		4,250	4,007,128
3.850%	01/26/27		3,205	3,100,675
4.017%(ff)	10/31/38		14,830	12,952,201
4.223%(ff)	05/01/29		13,345	12,809,523
Sub. Notes
5.150%	05/22/45		2,552	2,428,517
6.750%	10/01/37		540	598,203
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.292%(ff)	09/12/26		455	445,081
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
1.726%(ff)	04/01/27		700	625,442
3.550%	04/09/24		455	451,287
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	08/01/24	(oo)	3,970	3,503,778
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25	(oo)	18,645	15,811,209
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
4.709%(c)	10/30/22	(oo)	10,902	10,344,049
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25	(oo)(a)	565	466,546
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32		16,085	12,847,999
2.069%(ff)	06/01/29		8,300	7,137,492
2.525%(ff)	11/19/41		43,066	30,662,188
2.545%(ff)	11/08/32		1,620	1,346,020
2.580%(ff)	04/22/32		9,460	7,965,381
2.950%	10/01/26		1,215	1,159,973
2.963%(ff)	01/25/33		450	386,394
3.509%(ff)	01/23/29		1,145	1,071,835
3.782%(ff)	02/01/28		1,715	1,645,713
3.964%(ff)	11/15/48		3,780	3,222,096
4.005%(ff)	04/23/29		6,715	6,438,252
4.260%(ff)	02/22/48		3,550	3,157,020

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
2.907%(ff)	11/07/23	(a)	790	$787,257
3.750%	01/11/27		1,295	1,250,209
M&T Bank Corp.,
Sr. Unsec’d. Notes
3.650%	12/06/22		1,180	1,181,213
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32		6,490	5,273,540
2.699%(ff)	01/22/31		60,170	52,163,744
3.772%(ff)	01/24/29		1,220	1,159,706
3.875%	01/27/26		1,285	1,267,647
4.431%(ff)	01/23/30		7,195	6,983,550
5.597%(ff)	03/24/51		9,075	9,817,050
Sr. Unsec’d. Notes, MTN
2.511%(ff)	10/20/32		2,950	2,442,710
2.943%(ff)	01/21/33	(a)	5,675	4,865,051
3.125%	07/27/26		2,760	2,634,016
3.591%(ff)	07/22/28		695	657,732
3.971%(ff)	07/22/38		480	429,250
Sub. Notes, GMTN
4.350%	09/08/26		3,820	3,780,893
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.269%(ff)	03/22/25		1,140	1,128,066
4.892%(ff)	05/18/29		4,195	4,066,534
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
1.488%(ff)	12/14/26		1,350	1,190,753
2.797%(ff)	01/19/28		5,880	5,251,750
3.337%(ff)	01/21/33		4,215	3,451,456
Sr. Unsec’d. Notes, 144A, MTN
3.875%	03/28/24		16,080	15,924,150
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.696%	07/16/24	(a)	5,070	4,938,576
U.S. Bancorp,
Jr. Sub. Notes
3.700%(ff)	01/15/27	(oo)	8,620	6,645,207
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.859%(ff)	08/15/23		2,465	2,464,102
3.126%(ff)	08/13/30		2,615	2,316,063
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A
2.569%(ff)	09/22/26		555	497,931
3.127%(ff)	06/03/32		425	333,435
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28		25,050	22,449,430
2.572%(ff)	02/11/31		27,640	23,764,202
2.879%(ff)	10/30/30		27,055	23,794,600

				690,266,853

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Beverages — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36		2,500	$2,399,802
4.900%	02/01/46		13,610	12,836,537
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.450%	01/23/39		4,245	4,311,551
5.550%	01/23/49		1,085	1,108,725
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.250%	08/01/31		1,015	822,764

				21,479,379

Building Materials — 0.2%
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29		1,690	1,566,541
4.300%	07/15/47		8,085	6,623,701
4.400%	01/30/48		1,715	1,415,732

				9,605,974

Chemicals — 0.9%
Alpek SAB de CV (Mexico),
Gtd. Notes, 144A
3.250%	02/25/31		439	352,159
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
4.500%	01/31/30		665	566,327
CF Industries, Inc.,
Gtd. Notes
5.150%	03/15/34		5,300	5,180,353
Eastman Chemical Co.,
Sr. Unsec’d. Notes
3.800%	03/15/25		858	847,938
Equate Petrochemical BV (Kuwait),
Gtd. Notes, 144A, MTN
4.250%	11/03/26		1,051	1,030,807
Huntsman International LLC,
Sr. Unsec’d. Notes
4.500%	05/01/29		1,622	1,526,096
LYB International Finance BV,
Gtd. Notes
5.250%	07/15/43		1,480	1,382,411
LYB International Finance III LLC,
Gtd. Notes
3.375%	10/01/40		10,100	7,737,840
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.750%	04/15/24	(a)	1,293	1,322,393
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/23		693	697,448
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	(a)	4,105	3,936,004

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals (cont’d.)
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.125%	03/15/35		175	$162,171
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
3.750%	06/23/31		476	359,186
4.500%	10/22/25		479	470,862
5.125%	06/23/51		419	277,638
5.625%	04/25/24		777	786,752
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
1.875%	05/11/26	(a)	1,311	1,162,928
2.875%	05/11/31		1,242	994,651
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22		5,255	5,222,773
Sasol Financing USA LLC (South Africa),
Gtd. Notes
4.375%	09/18/26	(a)	1,183	1,038,030
5.875%	03/27/24		8,780	8,612,122
6.500%	09/27/28		1,030	935,575
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
3.148%	06/04/30		2,045	1,737,414

				46,339,878

Commercial Services — 0.6%
California Institute of Technology,
Sr. Unsec’d. Notes
3.650%	09/01/2119		165	123,045
4.700%	11/01/2111		220	210,959
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
5.625%	09/25/48		1,558	1,454,298
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	12/01/26		12,861	12,274,567
3.800%	11/01/25		3,545	3,481,580
4.500%	02/15/45		625	547,486
7.000%	10/15/37		2,100	2,429,422
Georgetown University (The),
Unsec’d. Notes, Series A
5.215%	10/01/2118		188	178,511
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25		1,775	1,692,697
Johns Hopkins University,
Sr. Unsec’d. Notes, Series A
2.813%	01/01/60		830	597,202
Leland Stanford Junior University (The),
Unsec’d. Notes
3.647%	05/01/48		1,775	1,646,280
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116		2,925	2,452,811
4.678%	07/01/2114		1,869	1,862,031

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
President & Fellows of Harvard College,
Unsec’d. Notes
2.517%	10/15/50		210	$153,552
3.150%	07/15/46		1,030	877,402
3.300%	07/15/56		120	101,982
PSA Treasury Pte Ltd. (Singapore),
Gtd. Notes, GMTN
2.500%	04/12/26		200	192,751
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes
3.610%	02/15/2119		100	75,985
University of Chicago (The),
Unsec’d. Notes, Series 20B
2.761%	04/01/45		80	65,258
University of Southern California,
Sr. Unsec’d. Notes, Series A
3.226%	10/01/2120		80	52,543
Unsec’d. Notes, Series 2017
3.841%	10/01/47		970	895,748
Washington University (The),
Sr. Unsec’d. Notes
4.349%	04/15/2122		1,620	1,388,071
Yale University,
Unsec’d. Notes, Series 2020
1.482%	04/15/30		590	500,154

				33,254,335

Diversified Financial Services — 0.6%
American Express Co.,
Jr. Sub. Notes
3.550%(ff)	09/15/26	(oo)	700	572,957
BOC Aviation Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A, MTN
3.500%	09/18/27		200	192,128
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/24		1,690	1,709,329
CDP Financial, Inc. (Canada),
Gtd. Notes
5.600%	11/25/39		2,750	3,213,343
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25		3,830	3,773,045
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.500%	01/20/43		345	344,556
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.,
Sr. Unsec’d. Notes
2.625%	10/15/31		9,020	6,941,996
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31	(a)	1,670	1,329,049
2.710%	01/22/29	(a)	7,920	6,788,140
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
3.950%	04/23/30	(a)	1,900	1,679,624
6.150%	12/06/28		200	208,889

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
Sr. Unsec’d. Notes, EMTN
3.750%	06/18/24			680	$672,263
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28		EUR	1,150	1,008,582
Western Union Co. (The),
Sr. Unsec’d. Notes
1.350%	03/15/26			6,444	5,752,621

					34,186,522

Electric — 1.7%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.800%	10/01/47			1,575	1,264,405
Ameren Illinois Co.,
Sr. Sec’d. Notes
4.150%	03/15/46			975	889,275
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	09/01/44			775	746,441
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage
3.950%	03/01/48			590	530,776
CMS Energy Corp.,
Jr. Sub. Notes
4.750%(ff)	06/01/50			1,510	1,327,510
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
3.348%	02/09/31	(a)		2,663	2,042,646
4.688%	05/15/29			7,063	6,327,143
Commonwealth Edison Co.,
First Mortgage
3.700%	03/01/45			475	397,176
4.000%	03/01/48			775	697,779
4.350%	11/15/45			1,080	997,032
6.450%	01/15/38			715	836,529
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/46			1,020	864,145
Consumers Energy Co.,
First Mortgage
4.050%	05/15/48			1,245	1,136,639
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26			405	384,457
DTE Energy Co.,
Sr. Unsec’d. Notes, Series C
2.529%	10/01/24			3,025	2,923,698
Duke Energy Corp.,
Jr. Sub. Notes
3.250%(ff)	01/15/82			7,865	6,086,560
Sr. Unsec’d. Notes
2.650%	09/01/26			1,385	1,299,944
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46			690	587,198

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Enel SpA (Italy),
Jr. Sub. Notes, 144A
8.750%(ff)	09/24/73	(a)	900	$924,791
Entergy Louisiana LLC,
Collateral Trust
4.000%	03/15/33		2,255	2,142,855
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, 144A
7.125%	02/11/25		2,857	2,411,056
Sr. Unsec’d. Notes, 144A, MTN
6.750%	08/06/23		600	548,736
Evergy Metro, Inc.,
Mortgage
4.200%	03/15/48		915	820,617
Eversource Energy,
Sr. Unsec’d. Notes, Series H
3.150%	01/15/25		780	762,470
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series HE
8.625%	06/15/29		335	430,538
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
2.300%	06/01/30		4,155	3,542,011
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28		2,487	2,391,878
Mexico Generadora de Energia S de rl (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	12/06/32		1,596	1,494,968
Northern States Power Co.,
First Mortgage
3.600%	09/15/47		1,515	1,277,075
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A
2.000%	12/02/25	(a)	3,164	2,861,035
2.450%	12/02/27		2,625	2,267,124
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
4.250%	02/26/26		850	841,914
Oglethorpe Power Corp.,
First Mortgage
3.750%	08/01/50		705	557,738
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49		1,250	1,080,107
Pacific Gas & Electric Co.,
First Mortgage
4.550%	07/01/30		11,630	10,324,678
PECO Energy Co.,
First Mortgage
3.700%	09/15/47		2,120	1,837,815
First Ref. Mortgage
4.800%	10/15/43		910	874,112
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28		60	55,674

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, 144A
1.875%	11/05/31		EUR	2,376	$1,883,895
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
2.875%	10/25/25		EUR	680	695,463
Puget Energy, Inc.,
Sr. Sec’d. Notes
4.100%	06/15/30			5,685	5,289,076
San Diego Gas & Electric Co.,
First Mortgage
3.950%	11/15/41			375	320,359
Sempra Energy,
Jr. Sub. Notes
4.125%(ff)	04/01/52			1,935	1,553,803
Southern California Edison Co.,
First Ref. Mortgage
4.000%	04/01/47			6,075	4,927,503
Southern Co. (The),
Jr. Sub. Notes, Series B, 3 Month LIBOR + 3.630%
5.459%(c)	03/15/57			342	330,575
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41			345	325,005
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.700%	01/30/27			6,355	5,865,689

					87,977,913

Electronics — 0.1%
TD SYNNEX Corp.,
Sr. Unsec’d. Notes, 144A
1.750%	08/09/26			7,470	6,590,363

Engineering & Construction — 0.1%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
4.250%	10/31/26			439	404,392
Sr. Sec’d. Notes, 144A
3.875%	04/30/28			2,205	1,900,615
4.250%	10/31/26			1,461	1,345,825
5.500%	07/31/47			2,615	1,786,140

					5,436,972

Entertainment — 0.2%
Magallanes, Inc.,
Gtd. Notes, 144A
5.050%	03/15/42			4,755	4,043,844
5.141%	03/15/52			4,405	3,698,158
5.391%	03/15/62			2,205	1,849,251

					9,591,253

Foods — 0.6%
Campbell Soup Co.,
Sr. Unsec’d. Notes
2.375%	04/24/30	(a)		4,120	3,479,805

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Foods (cont’d.)
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
3.000%	05/15/32		3,485	$2,682,284
6.500%	04/15/29		342	348,001
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30		4,536	4,305,273
Kraft Heinz Foods Co.,
Gtd. Notes
4.625%	10/01/39		920	806,549
4.875%	10/01/49		11,740	10,382,474
5.200%	07/15/45		825	765,081
5.500%	06/01/50		194	186,315
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/44		815	722,383
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
4.250%	04/15/31		5,350	4,463,277
5.875%	09/30/27	(a)	2,425	2,321,021

				30,462,463

Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes
4.500%	08/01/24		225	223,839
Georgia-Pacific LLC,
Sr. Unsec’d. Notes
7.375%	12/01/25		1,220	1,349,386
Inversiones CMPC SA (Chile),
Gtd. Notes, 144A
3.850%	01/13/30		1,557	1,367,266
Suzano Austria GmbH (Brazil),
Gtd. Notes
3.750%	01/15/31	(a)	2,590	2,091,950

				5,032,441

Gas — 0.1%
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
5.850%	01/15/41		405	435,064
NiSource, Inc.,
Sr. Unsec’d. Notes
3.950%	03/30/48		975	807,786
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29		2,080	1,931,694
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43		1,550	1,346,047

				4,520,591

Healthcare-Products — 0.2%
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	06/01/30	(a)	5,675	4,955,591

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Healthcare-Products (cont’d.)
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39		EUR	2,755	$2,012,523
Medtronic Global Holdings SCA,
Gtd. Notes
1.375%	10/15/40		EUR	995	736,677
1.625%	10/15/50		EUR	915	628,404
2.250%	03/07/39		EUR	445	390,133
Stryker Corp.,
Sr. Unsec’d. Notes
2.125%	11/30/27		EUR	430	431,792
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39		EUR	1,340	1,013,743
1.875%	10/01/49		EUR	885	634,924

					10,803,787

Healthcare-Services — 1.9%
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
3.387%	10/15/49			105	85,417
4.272%	08/15/48			1,320	1,262,642
Unsec’d. Notes, Series 2020
2.211%	06/15/30			1,455	1,254,534
3.008%	06/15/50			2,445	1,841,459
Aetna, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/42			1,043	938,474
6.750%	12/15/37			2,170	2,464,273
Ascension Health,
Sr. Unsec’d. Notes
3.945%	11/15/46			315	291,955
Sr. Unsec’d. Notes, Series B
2.532%	11/15/29	(a)		745	670,618
3.106%	11/15/39			2,480	2,041,618
BayCare Health System, Inc.,
Sr. Unsec’d. Notes, Series 2020
3.831%	11/15/50			300	268,530
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31			1,190	981,713
Cleveland Clinic Foundation (The),
Unsec’d. Notes
4.858%	01/01/2114			415	399,058
CommonSpirit Health,
Sr. Sec’d. Notes
2.760%	10/01/24			8,230	8,010,171
Hackensack Meridian Health, Inc.,
Sec’d. Notes, Series 2020
2.675%	09/01/41			4,200	3,172,356
HCA, Inc.,
Gtd. Notes
3.500%	07/15/51			7,540	5,199,012
4.125%	06/15/29			5,335	4,871,592
4.500%	02/15/27	(a)		10,265	9,877,498
5.000%	03/15/24			3,380	3,391,669
5.125%	06/15/39			3,565	3,124,618

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
5.375%	02/01/25	1,405	$1,402,298
5.625%	09/01/28	42	41,343
Health Care Service Corp. A Mutual Legal Reserve Co.,
Sr. Unsec’d. Notes, 144A
2.200%	06/01/30	7,560	6,403,126
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48	1,085	978,951
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	3,785	3,522,354
Gtd. Notes, Series 2019
3.266%	11/01/49	80	62,935
Unsec’d. Notes, Series 2021
2.810%	06/01/41	965	738,461
Mayo Clinic,
Unsec’d. Notes, Series 2016
4.128%	11/15/52	1,490	1,414,213
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes
4.125%	07/01/52	70	64,999
Unsec’d. Notes, Series 2020
2.955%	01/01/50	4,415	3,334,548
Methodist Hospital (The),
Unsec’d. Notes, Series 20A
2.705%	12/01/50	3,325	2,329,981
Montefiore Obligated Group,
Unsec’d. Notes
4.287%	09/01/50	885	644,961
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.063%	08/01/56	835	761,827
4.763%	08/01/2116	370	347,485
Unsec’d. Notes, Series 2019
3.954%	08/01/2119	5,095	3,938,228
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47	9,810	8,932,946
OhioHealth Corp.,
Unsec’d. Notes, Series 2020
3.042%	11/15/50	245	186,843
Orlando Health Obligated Group,
Sr. Unsec’d. Notes
3.327%	10/01/50	1,020	810,538
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2018
4.787%	11/15/48	150	148,289
Piedmont Healthcare, Inc.,
Sec’d. Notes
2.864%	01/01/52	2,155	1,532,661
Sec’d. Notes, Series 2042
2.719%	01/01/42	2,720	2,036,387
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.800%	06/30/31	2,686	2,305,433
3.500%	03/30/25	1,650	1,622,576
5.750%	01/30/40	1,126	1,189,344

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Texas Health Resources,
Sec’d. Notes
4.330%	11/15/55			355	$337,005
Sec’d. Notes, Series 2019
3.372%	11/15/51			235	188,327
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.050%	05/15/41			740	598,181
4.625%	11/15/41			2,575	2,554,761
Willis-Knighton Medical Center,
Sec’d. Notes, Series 2018
4.813%	09/01/48			315	316,771

					98,892,979

Home Furnishings — 0.0%
Leggett & Platt, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/51			1,720	1,303,511

Insurance — 1.0%
Arch Capital Finance LLC,
Gtd. Notes
5.031%	12/15/46			950	892,544
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43			1,185	1,149,769
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.900%	05/01/29			420	394,853
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
4.868%	06/01/44			2,230	2,081,725
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31	(a)		17,480	15,124,004
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24		EUR	1,410	1,466,390
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29			26,283	25,776,116
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37			730	790,069
7.000%	06/15/40			1,625	1,848,343
Markel Corp.,
Sr. Unsec’d. Notes
4.150%	09/17/50			1,310	1,080,073
5.000%	03/30/43			250	234,000
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
3.625%	09/30/59	(a)		596	446,859
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42			80	73,771
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34			510	584,943

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44			2,915	$2,834,781
6.850%	12/16/39			84	99,189

					54,877,429

Internet — 0.2%
Prosus NV (China),
Gtd. Notes, 144A
4.850%	07/06/27	(a)		1,840	1,684,363
United Group BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.250%	02/01/30		EUR	10,825	8,403,072

					10,087,435

Iron/Steel — 0.0%
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
3.250%	01/15/31			135	117,397
3.450%	04/15/30			805	716,937

					834,334

Lodging — 0.3%
Gohl Capital Ltd. (Malaysia),
Gtd. Notes
4.250%	01/24/27			1,810	1,637,368
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
1.300%	10/01/23			3,915	3,787,888
Sr. Unsec’d. Notes, SOFR Index + 1.050%
2.563%(c)	10/01/23			4,900	4,889,380
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30			1,610	1,535,553
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.125%	08/08/25			2,600	2,190,155
5.400%	08/08/28			200	153,923
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.625%	08/26/28			1,068	666,063

					14,860,330

Machinery-Diversified — 0.1%
Flowserve Corp.,
Sr. Unsec’d. Notes
2.800%	01/15/32			4,025	3,127,468
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.950%	09/15/28			945	908,790

					4,036,258

Media — 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.700%	04/01/51			750	509,533

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
3.900%	06/01/52		24,435	$17,057,244
5.050%	03/30/29		7,445	7,179,494
5.375%	05/01/47		1,805	1,545,098
6.384%	10/23/35		6,090	6,146,546
6.484%	10/23/45		5,775	5,622,933
Comcast Corp.,
Gtd. Notes
3.750%	04/01/40		5,035	4,415,992
3.950%	10/15/25		670	673,412
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	(a)	4,225	3,542,695
3.150%	08/15/24		845	823,184
Discovery Communications LLC,
Gtd. Notes
4.000%	09/15/55		2,044	1,427,765
5.300%	05/15/49		14,345	12,362,521
Paramount Global,
Sr. Unsec’d. Notes
4.600%	01/15/45		12,660	9,954,190

				71,260,607

Mining — 0.3%
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
5.250%	04/01/42		550	541,957
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.750%	05/01/43		370	385,788
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39		4,835	5,129,659
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
5.315%	04/14/32		3,005	2,752,531
Kinross Gold Corp. (Canada),
Gtd. Notes
4.500%	07/15/27		925	901,225
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30		8,815	7,331,907

				17,043,067

Miscellaneous Manufacturing — 0.1%
Textron, Inc.,
Sr. Unsec’d. Notes
2.450%	03/15/31	(a)	5,450	4,478,201

Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.750%	01/06/23		765	763,664
Inter-American Development Bank (Supranational Bank),
Notes
6.800%	10/15/25		675	744,967

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Multi-National (cont’d.)
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.400%	10/26/22		1,238	$1,235,625

				2,744,256

Oil & Gas — 3.7%
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A
2.875%	01/15/26		840	794,818
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
4.375%(ff)	06/22/25	(oo)	11,465	10,825,859
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.450%	06/30/33		2,760	2,985,742
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	02/15/52		360	273,817
4.400%	04/15/29	(a)	1,268	1,221,989
5.250%	06/15/37		15,835	15,429,215
5.400%	06/15/47		1,165	1,122,647
6.750%	11/15/39		670	713,382
6.800%	09/15/37		1,935	2,129,706
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25		2,220	2,147,956
ConocoPhillips Co.,
Gtd. Notes
4.150%	11/15/34		165	153,105
4.300%	11/15/44		580	533,048
Continental Resources, Inc.,
Gtd. Notes
4.500%	04/15/23		485	486,730
Gtd. Notes, 144A
2.268%	11/15/26		745	660,928
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41		2,700	2,679,134
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26		26,444	25,809,776
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	09/18/23		5,659	5,656,731
6.875%	04/29/30		3,849	3,407,330
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.500%	03/30/24		3,365	3,198,026
4.875%	03/30/26		2,661	2,346,383
5.375%	03/30/28		5,540	4,691,420
5.875%	03/30/31		140	113,605
Equinor ASA (Norway),
Gtd. Notes
3.700%	04/06/50		305	263,014
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes
2.900%	09/29/31		5,325	4,559,773

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25			2,288	$2,140,768
4.750%	04/19/27			200	178,072
Leviathan Bond Ltd. (Israel),
Sr. Sec’d. Notes, 144A
6.125%	06/30/25			876	825,618
6.500%	06/30/27			1,025	944,468
Lundin Energy Finance BV (Netherlands),
Gtd. Notes, 144A
3.100%	07/15/31			2,355	1,957,205
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
3.800%	04/01/28			16,930	16,020,078
Ovintiv Exploration, Inc.,
Gtd. Notes
5.375%	01/01/26			3,885	3,935,209
Ovintiv, Inc.,
Gtd. Notes
6.500%	08/15/34			1,555	1,617,698
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.750%	02/01/29			173	167,972
6.250%	03/17/24			16	16,350
6.625%	01/16/34		GBP	3,660	4,092,332
7.375%	01/17/27			1,969	2,087,995
Gtd. Notes, EMTN
6.250%	12/14/26		GBP	1,515	1,793,133
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.500%	01/23/26	(a)		1,088	942,497
4.750%	02/26/29		EUR	7,723	6,076,431
5.350%	02/12/28			900	713,218
5.950%	01/28/31			4,553	3,313,292
6.350%	02/12/48			4,162	2,491,738
6.375%	01/23/45			1,618	990,367
6.490%	01/23/27			4,297	3,717,852
6.500%	03/13/27			5,657	4,910,720
6.500%	01/23/29	(a)		2,735	2,199,059
6.625%	06/15/35			134	90,667
6.840%	01/23/30			3,303	2,616,257
6.875%	10/16/25			131	123,099
Gtd. Notes, EMTN
2.750%	04/21/27		EUR	1,000	789,432
3.750%	02/21/24		EUR	1,625	1,643,658
4.875%	02/21/28		EUR	7,045	5,857,371
5.125%	03/15/23		EUR	345	363,394
Gtd. Notes, MTN
4.625%	09/21/23			2,937	2,879,677
6.750%	09/21/47			550	340,314
6.875%	08/04/26	(a)		1,436	1,292,935
Phillips 66 Co.,
Gtd. Notes, 144A
3.605%	02/15/25	(a)		985	973,981
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30			1,690	1,379,965

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
2.150%	01/15/31		6,545	$5,393,499
Qatar Energy (Qatar),
Sr. Unsec’d. Notes, 144A
1.375%	09/12/26		1,165	1,050,420
3.125%	07/12/41		2,255	1,770,130
SA Global Sukuk Ltd. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
2.694%	06/17/31		200	175,635
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31		13,275	11,253,216
Sinopec Group Overseas Development 2014 Ltd. (China),
Gtd. Notes, 144A
4.375%	04/10/24		814	827,758
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	03/04/51	(a)	1,025	830,948
6.500%	06/15/38		1,108	1,217,477
6.800%	05/15/38		1,385	1,554,010
Thaioil Treasury Center Co. Ltd. (Thailand),
Gtd. Notes, 144A, MTN
4.875%	01/23/43		1,247	1,055,532

				196,815,581

Oil & Gas Services — 0.1%
Cameron International Corp.,
Gtd. Notes
5.950%	06/01/41		1,330	1,326,957
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28		6,297	5,955,807
4.000%	12/21/25		246	244,400

				7,527,164

Pharmaceuticals — 2.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.800%	03/15/25		1,230	1,221,545
4.050%	11/21/39		22,335	19,905,499
4.250%	11/21/49		5,145	4,560,369
4.500%	05/14/35		6,630	6,431,834
4.550%	03/15/35		3,945	3,843,011
4.700%	05/14/45		1,745	1,643,554
4.850%	06/15/44		165	158,208
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
3.250%	03/01/25		470	459,921
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.200%	07/15/34		750	696,059
4.250%	12/15/25		1,875	1,850,468
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40		870	645,226
4.125%	06/15/39		2,070	1,980,098
4.625%	05/15/44		675	666,715

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Cigna Corp.,
Gtd. Notes
3.400%	03/01/27	1,080	$1,038,500
4.375%	10/15/28	1,150	1,139,491
Sr. Unsec’d. Notes
3.200%	03/15/40	2,120	1,690,316
3.400%	03/15/50	4,210	3,219,527
3.400%	03/15/51	12,170	9,359,367
CVS Health Corp.,
Sr. Unsec’d. Notes
2.700%	08/21/40	21,460	15,451,220
3.250%	08/15/29	10,170	9,288,297
4.780%	03/25/38	90	85,187
5.050%	03/25/48	390	373,134
5.125%	07/20/45	3,075	2,968,533
5.300%	12/05/43	1,160	1,151,454
Mylan, Inc.,
Gtd. Notes
5.400%	11/29/43	2,200	1,842,420
Gtd. Notes, 144A
3.125%	01/15/23	600	596,488
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
3.025%	07/09/40	750	576,964
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	7,345	5,917,324
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	26,215	18,461,197
4.000%	06/22/50	1,970	1,312,634

			118,534,560

Pipelines — 2.1%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	1,400	1,195,492
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp.,
Gtd. Notes, 144A
4.150%	08/15/26	1,555	1,538,212
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes, 144A
4.600%	12/15/44	165	151,832
Energy Transfer LP,
Sr. Unsec’d. Notes
4.950%	06/15/28	3,980	3,921,793
5.000%	05/15/50	2,965	2,522,584
5.300%	04/15/47	270	233,734
5.400%	10/01/47	5,353	4,707,373
5.875%	01/15/24	1,025	1,044,675
6.000%	06/15/48	6,575	6,180,159
6.125%	12/15/45	210	201,233
6.250%	04/15/49	1,715	1,663,517
Enterprise Products Operating LLC,
Gtd. Notes
4.900%	05/15/46	2,020	1,857,633
5.950%	02/01/41	540	563,829

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
6.125%	10/15/39		790	$838,328
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	03/30/38		2,234	2,124,524
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.300%	10/01/31		6,650	5,403,496
2.550%	07/01/30		3,725	3,150,214
Gulfstream Natural Gas System LLC,
Sr. Unsec’d. Notes, 144A
6.190%	11/01/25		625	658,893
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.700%	11/01/42		540	457,538
Kinder Morgan, Inc.,
Gtd. Notes
3.250%	08/01/50	(a)	3,135	2,180,367
5.050%	02/15/46		9,515	8,503,289
5.550%	06/01/45		540	510,069
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.200%	03/15/25		1,875	1,824,728
3.950%	03/01/50		2,535	2,000,477
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38		855	749,463
4.700%	04/15/48		1,145	961,916
4.875%	06/01/25		1,785	1,794,762
4.950%	03/14/52		3,765	3,256,348
5.200%	03/01/47		6,580	5,951,202
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37		3,955	4,048,653
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30		1,000	859,516
3.400%	09/01/29		1,720	1,517,912
4.450%	09/01/49		3,563	2,855,279
4.950%	07/13/47		2,110	1,790,278
5.200%	07/15/48		6,325	5,607,532
6.350%	01/15/31		2,370	2,477,049
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.800%	09/15/30	(a)	1,395	1,234,314
4.300%	01/31/43		4,340	3,261,231
4.700%	06/15/44		4,495	3,559,484
4.900%	02/15/45		1,000	806,332
5.150%	06/01/42		1,706	1,420,409
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	10/15/51		2,400	1,789,481
4.000%	09/15/25		2,190	2,157,807
4.300%	03/04/24		2,275	2,283,577
4.850%	03/01/48		255	230,936
4.900%	01/15/45		2,882	2,578,859
5.100%	09/15/45		575	535,707

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
5.400%	03/04/44		2,840	$2,706,845

				107,868,881

Real Estate Investment Trusts (REITs) — 2.5%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.250%	04/01/28	(a)	1,740	1,492,861
4.050%	07/01/30		13,512	12,176,663
4.125%	05/15/29		3,500	3,256,958
Broadstone Net Lease LLC,
Gtd. Notes
2.600%	09/15/31		4,780	3,888,727
Corporate Office Properties LP,
Gtd. Notes
2.750%	04/15/31		14,685	11,913,204
2.900%	12/01/33		1,545	1,197,981
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31		510	442,121
5.375%	04/15/26		12,160	11,899,959
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/31		2,955	2,545,459
Highwoods Realty LP,
Sr. Unsec’d. Notes
2.600%	02/01/31		1,475	1,214,865
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series J
2.900%	12/15/31		1,245	988,244
Kimco Realty Corp.,
Sr. Unsec’d. Notes
2.700%	10/01/30		6,235	5,369,332
Realty Income Corp.,
Sr. Unsec’d. Notes
3.100%	12/15/29		13,130	11,944,889
3.250%	01/15/31		3,100	2,822,977
3.400%	01/15/28		8,390	7,926,469
Spirit Realty LP,
Gtd. Notes
2.700%	02/15/32		3,700	2,890,572
3.400%	01/15/30		8,720	7,531,592
Sun Communities Operating LP,
Gtd. Notes
2.300%	11/01/28		2,800	2,393,130
2.700%	07/15/31		2,200	1,771,198
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25	(a)	545	512,093
4.125%	08/15/30		20	17,234
4.250%	12/01/26		305	279,979
4.500%	09/01/26		3,406	3,138,111
4.625%	06/15/25		651	620,296
4.625%	12/01/29		375	337,238
5.625%	05/01/24	(a)	2,815	2,781,764
5.750%	02/01/27		65	61,982

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Welltower, Inc.,
Sr. Unsec’d. Notes
2.800%	06/01/31		20,195	$17,006,431
3.100%	01/15/30		3,400	2,991,465
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.250%	04/01/33	(a)	13,255	10,195,409

				131,609,203

Retail — 0.1%
AutoNation, Inc.,
Sr. Unsec’d. Notes
4.750%	06/01/30		3,165	2,971,963
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.650%	01/15/31		530	415,233
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.200%	05/15/28		2,910	2,824,629
Falabella SA (Chile),
Sr. Unsec’d. Notes, 144A
4.375%	01/27/25		200	199,192
JSM Global Sarl (Brazil),
Gtd. Notes, 144A
4.750%	10/20/30		1,025	777,560

				7,188,577

Semiconductors — 0.5%
Broadcom, Inc.,
Gtd. Notes, 144A
3.500%	02/15/41		16,350	12,329,823
Sr. Unsec’d. Notes, 144A
3.187%	11/15/36		12,775	9,703,793
3.419%	04/15/33		5,000	4,133,353
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes
3.400%	05/01/30		500	445,413

				26,612,382

Software — 0.4%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
3.100%	03/01/41		4,460	3,261,844
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.500%	07/01/29		16,345	14,908,538
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50		16	11,779
2.921%	03/17/52		29	22,895
3.041%	03/17/62		350	272,558

				18,477,614

Telecommunications — 2.5%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.550%	12/01/33		1,380	1,119,204

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
3.500%	06/01/41		14,600	$11,669,767
3.500%	09/15/53		9,478	7,187,801
3.550%	09/15/55		2,264	1,696,671
3.650%	09/15/59		23,320	17,474,393
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A
8.000%	12/31/26		2,900	1,962,129
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%
13.000%	12/31/25	(a)	6,079	5,264,409
Sr. Sec’d. Notes, 144A
8.750%	05/25/24	(a)	1,540	1,434,210
8.750%	05/25/24		430	400,250
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23		6,600	3,967,230
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27		7,220	6,261,624
T-Mobile USA, Inc.,
Sr. Sec’d. Notes
2.250%	11/15/31	(a)	1,050	852,802
2.550%	02/15/31		52,390	44,073,032
3.000%	02/15/41		910	676,072
3.875%	04/15/30		2,490	2,324,740
4.500%	04/15/50		900	799,600
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.650%	11/20/40		8,155	5,980,309
3.400%	03/22/41		24,310	19,784,598

				132,928,841

Transportation — 0.1%
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
3.570%	01/21/32		3,680	3,160,810
Kansas City Southern,
Gtd. Notes
3.500%	05/01/50		3,555	2,774,653
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34		97	95,742
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.799%	04/06/71		845	678,169

				6,709,374

TOTAL CORPORATE BONDS (cost $2,149,968,455)				2,156,678,426

MUNICIPAL BONDS — 2.0%
Alabama — 0.0%
Alabama Economic Settlement Authority, Taxable, Revenue Bonds, Series B
4.263%	09/15/32		765	760,835

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	830	$878,318

California — 0.4%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	4,270	5,457,451
City of Los Angeles Department of Airports,
Taxable, Revenue Bonds, BABs
6.582%	05/15/39	4,495	5,058,566
Los Angeles Department of Water & Power, Power System Revenue,
Revenue Bonds, BABs
5.716%	07/01/39	1,165	1,361,790
Los Angeles Department of Water & Power, Water System Revenue,
Taxable, Revenue Bonds, BABs, Series C
6.008%	07/01/39	4,145	4,621,498
State of California,
General Obligation Unlimited, Taxable, BABs
7.625%	03/01/40	200	270,055
7.550%	04/01/39	165	224,296
University of California,
Taxable, Revenue Bonds, Series AP
3.931%	05/15/45	340	321,058
Taxable, Revenue Bonds, Series AQ
4.767%	05/15/2115	883	818,108
Taxable, Revenue Bonds, Series J
4.131%	05/15/45	360	335,613

			18,468,435

Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	955	1,137,903

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority,
Taxable, Revenue Bonds, Series A
4.814%	10/01/2114	550	541,142

Georgia — 0.0%
Municipal Electric Authority of Georgia,
Taxable, Revenue Bonds, BABs
6.655%	04/01/57	1,727	2,047,068

Illinois — 0.4%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	325	389,345
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue,
Taxable, Revenue Bonds, Series A
6.899%	12/01/40	600	711,460
State of Illinois,
General Obligation Unlimited, Series D
5.000%	11/01/22	19,880	20,058,838
General Obligation Unlimited, Taxable
5.100%	06/01/33	470	472,040

			21,631,683

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Maryland — 0.0%
Maryland State Transportation Authority,
Revenue Bonds, BABs
5.888%	07/01/43	750	$867,232

Michigan — 0.2%
Michigan Finance Authority,
Taxable, Revenue Bonds
3.384%	12/01/40	2,055	1,775,385
Michigan State University,
Taxable, Revenue Bonds, Series A
4.165%	08/15/2122	6,285	5,287,317
University of Michigan,
Taxable, Revenue Bonds, Series A
4.454%	04/01/2122	4,350	3,985,321

			11,048,023

Missouri — 0.0%
Curators of the University of Missouri (The),
Revenue Bonds, BABs
5.792%	11/01/41	135	159,951

New Jersey — 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	2,240	2,895,772
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	552	732,947
Rutgers The State University of New Jersey,
Taxable, Revenue Bonds, BABs, Series H
5.665%	05/01/40	785	870,655

			4,499,374

New York — 0.3%
Metropolitan Transportation Authority,
Taxable, Revenue Bonds, BABs
6.687%	11/15/40	1,500	1,755,892
New York City Municipal Water Finance Authority,
Taxable, Revenue Bonds, BABs
5.882%	06/15/44	675	814,047
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	445	485,498
New York State Urban Development Corp.,
Taxable, Revenue Bonds, BABs
5.838%	03/15/40	2,000	2,229,524
5.770%	03/15/39	1,950	2,122,387
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 174
4.458%	10/01/62	4,930	4,799,627
Consolidated, Taxable, Revenue Bonds, Series 192
4.810%	10/15/65	895	927,254
Consolidated, Taxable, Revenue Bonds, Series 210
4.031%	09/01/48	415	386,342

			13,520,571

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
North Carolina — 0.2%
North Carolina State Education Assistance Authority,
Taxable, Revenue Bonds, Series 2011-02, Class A3, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
1.984%(c)	07/25/36	12,648	$12,537,136

Ohio — 0.1%
American Municipal Power, Inc.,
Taxable, Revenue Bonds, BABs, Series B
8.084%	02/15/50	1,065	1,544,309
Ohio State University (The),
Taxable, Revenue Bonds, Series A
4.048%	12/01/56	170	160,682
4.800%	06/01/2111	2,205	2,179,066

			3,884,057

Pennsylvania — 0.1%
Pennsylvania State University (The),
Taxable, Revenue Bonds, Series D
2.840%	09/01/50	190	148,262
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	1,245	1,435,472
Revenue Bonds, BABs, Series B
5.511%	12/01/45	2,800	3,128,884

			4,712,618

Puerto Rico — 0.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Series A-1
5.000%	07/01/58	1,525	1,494,599

Texas — 0.1%
City of San Antonio Electric & Gas Systems Revenue,
Revenue Bonds, BABs
5.985%	02/01/39	155	179,489
Taxable, Revenue Bonds
4.427%	02/01/42	1,005	1,014,779
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds, Series C
2.919%	11/01/50	825	648,150
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	920	807,442

			2,649,860

Virginia — 0.1%
University of Virginia,
Taxable, Revenue Bonds, Series B
2.584%	11/01/51	315	228,239
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	3,720	3,187,313

			3,415,552

TOTAL MUNICIPAL BONDS (cost $102,878,043)			104,254,357

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 7.6%
Banc of America Funding Corp.,
Series 2015-R03, Class 2A1, 144A, 1 Month LIBOR + 0.130% (Cap N/A, Floor 0.130%)
1.754%(c)	02/27/37	528	$523,674
Banc of America Funding Trust,
Series 2006-I, Class 4A1
12.358%(cc)	10/20/46	24	19,750
Series 2014-R05, Class 1A1, 144A, 6 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)
3.562%(c)	09/26/45	98	98,083
Series 2015-R02, Class 5A1, 144A, 1 Month LIBOR + 0.165%
1.789%(c)	09/29/36	205	203,744
Series 2015-R09, Class 1A1, 144A
1.044%(cc)	12/26/46	1,251	1,252,808
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-04, Class 3A1
3.064%(cc)	08/25/35	112	105,150
Bellemeade Re Ltd. (Bermuda),
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
3.474%(c)	10/25/28	145	144,396
Series 2019-01A, Class M1B, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
3.374%(c)	03/25/29	551	548,755
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
3.074%(c)	04/25/29	1,366	1,363,608
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
3.224%(c)	07/25/29	4,785	4,765,751
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
3.624%(c)	10/25/29	1,493	1,490,727
Series 2019-04A, Class M1C, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)
4.124%(c)	10/25/29	331	325,901
Series 2020-02A, Class M1C, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)
5.624%(c)	08/26/30	523	523,139
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)
5.324%(c)	10/25/30	325	325,842
Series 2020-04A, Class M2B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)
5.224%(c)	06/25/30	14,119	14,055,605
Series 2021-02A, Class M1B, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 1.500%)
2.426%(c)	06/25/31	411	394,649
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)
2.326%(c)	09/25/31	950	880,684
Series 2022-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)
3.076%(c)	01/26/32	2,420	2,342,814
Series 2022-01, Class M1C, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
4.626%(c)	01/26/32	5,870	5,608,618

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
BVRT Financing Trust,
Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%
2.783%(c)	09/12/26^	16,474	$16,391,550
Central Park Funding Trust,
Series 2021-01, Class PT, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
4.402%(c)	08/29/22	19,050	18,900,912
Series 2021-03, Class PT, 144A, 1 Month LIBOR + 2.950% (Cap N/A, Floor 2.950%)
4.583%(c)	03/01/23	5,574	5,530,981
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
2.920%(cc)	09/25/47	506	463,736
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1B1, 144A, 1 Month LIBOR + 4.350% (Cap N/A, Floor 0.000%)
5.974%(c)	04/25/31	1,800	1,784,658
Series 2018-R07, Class 1M2, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 0.000%)
4.024%(c)	04/25/31	96	95,895
Series 2019-R02, Class 1M2, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
3.924%(c)	08/25/31	173	172,898
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)
3.774%(c)	09/25/31	471	470,262
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
3.724%(c)	10/25/39	93	91,932
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
3.674%(c)	01/25/40	1,477	1,445,554
Series 2020-R02, Class 2M2, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
3.624%(c)	01/25/40	496	489,017
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)
4.026%(c)	10/25/41	5,840	5,002,255
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)
2.476%(c)	10/25/41	1,630	1,511,865
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
4.076%(c)	12/25/41	3,770	3,216,342
Series 2022-R02, Class 2B1, 144A, 30 Day Average SOFR + 4.500% (Cap N/A, Floor 0.000%)
5.426%(c)	01/25/42	1,780	1,560,324
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
7.176%(c)	03/25/42	2,275	2,221,742
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
6.176%(c)	03/25/42	730	680,673
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-09, Class 1A1, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
2.224%(c)	05/25/35	289	237,342

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Trust,
Series 2020-RPL05, Class A1, 144A
3.023%(cc)	08/25/60	1,596	$1,539,269
Series 2022-JR01, Class A1, 144A
3.860%(cc)	10/25/66	4,487	4,418,053
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
3.324%(c)	11/25/28	2,313	2,303,313
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
3.424%(c)	04/25/29	571	566,472
Series 2019-01, Class M2, 144A, 1 Month LIBOR + 3.300% (Cap N/A, Floor 0.000%)
4.924%(c)	04/25/29	4,200	4,155,685
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)
3.076%(c)	10/25/33	3,140	3,129,731
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)
3.626%(c)	10/25/33	4,857	4,846,307
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 1.550%)
2.476%(c)	04/25/34	7,050	6,986,015
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)
4.376%(c)	04/25/34	5,360	5,042,558
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2B1, 144A, 30 Day Average SOFR + 3.300% (Cap N/A, Floor 0.000%)
4.226%(c)	11/25/41	2,120	1,813,195
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
2.926%(c)	11/25/41	1,620	1,445,820
Fannie Mae REMICS,
Series 2005-54, Class ZM
4.500%	06/25/35	33	34,173
Series 2012-134, Class IL, IO
3.500%	12/25/32	344	38,085
Series 2018-16, Class MB
3.500%	07/25/46	1,214	1,185,597
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2015-DNA01, Class M3, 1 Month LIBOR + 3.300% (Cap N/A, Floor 0.000%)
4.924%(c)	10/25/27	481	485,546
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
4.926%(c)	11/25/50	1,965	1,850,549
Series 2021-DNA07, Class B1, 144A, 30 Day Average SOFR + 3.650% (Cap N/A, Floor 0.000%)
4.576%(c)	11/25/41	4,925	4,212,830
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA01, Class B1, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 0.000%)
3.924%(c)	01/25/50	1,747	1,561,336

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2020-DNA01, Class M2, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
3.324%(c)	01/25/50	940	$991,584
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)
3.474%(c)	02/25/50	4,154	4,112,852
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)
6.724%(c)	06/25/50	2,878	3,008,628
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)
7.624%(c)	08/25/50	6,375	6,638,750
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)
5.374%(c)	08/25/50	420	419,918
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)
5.726%(c)	10/25/50	2,165	2,188,638
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
3.726%(c)	10/25/50	297	296,976
Series 2020-HQA02, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 0.000%)
4.724%(c)	03/25/50	38	38,039
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)
5.224%(c)	07/25/50	650	649,745
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
6.874%(c)	09/25/50	1,285	1,281,852
Series 2020-HQA04, Class M2, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 0.000%)
4.774%(c)	09/25/50	220	219,848
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)
3.576%(c)	01/25/51	120	96,896
Series 2021-DNA01, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
2.726%(c)	01/25/51	1,591	1,520,463
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)
4.426%(c)	10/25/33	4,738	4,081,190
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)
3.976%(c)	01/25/34	1,740	1,493,397
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
2.576%(c)	01/25/34	1,049	1,011,210
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)
4.326%(c)	10/25/41	6,590	5,637,103
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
3.926%(c)	08/25/33	1,684	1,315,922
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
4.076%(c)	12/25/33	1,000	786,834

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2021-HQA02, Class M2, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 0.000%)
2.976%(c)	12/25/33	15,245	$13,586,164
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
4.276%(c)	09/25/41	6,480	5,437,989
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
3.026%(c)	09/25/41	3,410	2,980,410
Series 2021-HQA04, Class B1, 144A, 30 Day Average SOFR + 3.750% (Cap N/A, Floor 0.000%)
4.676%(c)	12/25/41	1,750	1,444,575
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
3.276%(c)	12/25/41	4,400	3,796,711
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)
2.776%(c)	01/25/42	10,100	9,061,854
FHLMC Structured Agency Credit Risk Trust,
Series 2019-DNA04, Class M2, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)
3.574%(c)	10/25/49	50	49,983
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA01, Class 1A1
2.801%(cc)	03/25/35	178	119,469
Freddie Mac REMICS,
Series 2906, Class GZ
5.000%	09/15/34	143	149,371
Series 4289, Class WZ
3.000%	01/15/44	779	746,101
Series 4646, Class HV
3.500%	11/15/36	216	215,710
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-01, Class A1
2.684%(cc)	10/25/33	61	58,981
GS Mortgage-Backed Securities Trust,
Series 2019-SL01, Class A1, 144A
2.625%(cc)	01/25/59	3,078	3,069,177
GSMSC Resecuritization Trust,
Series 2015-03R, Class 2A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
1.764%(c)	10/26/36	2,336	2,296,006
HarborView Mortgage Loan Trust,
Series 2005-01, Class 2A1A, 1 Month LIBOR + 0.540% (Cap 10.500%, Floor 0.540%)
2.152%(c)	03/19/35	906	885,641
Home Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
3.224%(c)	10/25/28	26	26,084
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
3.274%(c)	05/25/29	518	516,223
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 3.250% (Cap N/A, Floor 3.250%)
4.874%(c)	10/25/30	54	54,233

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2020-01, Class M1C, 144A, 1 Month LIBOR + 4.150% (Cap N/A, Floor 4.150%)
5.774%(c)	10/25/30		600	$601,599
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)
2.526%(c)	01/25/34		1,680	1,640,623
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
3.726%(c)	01/25/34		2,685	2,528,441
Jupiter Mortgage PLC (United Kingdom),
Series 01A, Class B, 144A, SONIA + 1.400% (Cap N/A, Floor 0.000%)
1.861%(c)	07/20/60	GBP	2,000	2,406,867
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A
3.000%	06/25/59		1,497	1,494,692
Series 2019-PR01, Class A1, 144A
3.858%	09/25/59		13,558	13,537,573
Series 2020-GS01, Class A1, 144A
2.882%	10/25/59		145	143,913
Series 2020-GS05, Class A1, 144A
3.250%	06/25/60		1,816	1,787,858
Series 2020-SL01, Class A, 144A
2.734%	01/25/60		2,392	2,331,397
Loan Revolving Advance Investment Trust,
Series 2021-02, Class A1X, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
4.080%(c)	06/30/23		7,300	7,247,495
MRA Issuance Trust,
Series 2020-07, Class A, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
2.362%(c)	09/15/22		11,771	11,762,225
Series 2021-09, 144A, 1 Month LIBOR + 1.300%
2.362%(c)	07/15/22^		28,600	28,600,000
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
2.374%(c)	01/25/48		221	215,982
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
3.174%(c)	07/25/28		214	213,173
Oaktown Re III Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
3.024%(c)	07/25/29		157	156,823
Oaktown Re V Ltd. (Bermuda),
Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)
5.224%(c)	10/25/30		445	444,502
Oaktown Re VI Ltd. (Bermuda),
Series 2021-01A, Class M1A, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 1.650%)
2.576%(c)	10/25/33		933	930,060
Series 2021-01A, Class M1B, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 2.050%)
2.976%(c)	10/25/33		860	849,556

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Oaktown Re VII Ltd. (Bermuda),
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
3.826%(c)	04/25/34		6,000	$5,595,376
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)
2.274%(c)	06/25/57		2,475	2,421,999
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)
5.467%(c)	12/25/22		10,783	10,691,610
Series 2021-01R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)
4.524%(c)	02/27/24		24,067	23,467,096
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
4.474%(c)	02/25/23		6,722	6,680,393
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
4.274%(c)	08/25/25		2,422	2,389,990
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)
4.324%(c)	03/25/28		3,410	3,382,706
Series 2019-02, Class M1B, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
3.374%(c)	06/25/29		2,789	2,777,987
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
3.074%(c)	01/25/30		200	196,148
Series 2021-01, Class M1A, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 1.650%)
2.576%(c)	12/27/33		1,296	1,287,292
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 1.700%)
2.626%(c)	12/27/33		10,874	10,625,871
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 1.850%)
2.776%(c)	11/25/31		4,670	4,623,109
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
4.626%(c)	11/25/31		5,500	5,281,632
Retiro Mortgage Securities DAC (Ireland),
Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)
1.555%(c)	07/30/75	EUR	3,495	3,645,912
RFMSI Trust,
Series 2003-S09, Class A1
6.500%	03/25/32		2	1,461
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-18, Class 3A1
3.122%(cc)	12/25/34		1,128	1,072,807
Series 2005-01, Class 2A
2.808%(cc)	02/25/35		891	852,772

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#			Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
TFS (Spain),
Series 2018-03, Class A1
0.000%	04/16/40^		EUR	—	(r)	$7,378
Towd Point Mortgage Trust,
Series 2019-HY03, Class A1A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
2.624%(c)	10/25/59			782		768,988
Series 2021-SJ01, Class A1, 144A
2.250%(cc)	07/25/68			11,556		11,215,348
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2004-AR08, Class A1, 1 Month LIBOR + 0.840% (Cap 10.500%, Floor 0.840%)
2.464%(c)	06/25/44			716		672,405
Series 2007-HY01, Class 3A3
3.125%(cc)	02/25/37			2,006		1,886,531
Series 2007-OA03, Class 2A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.770% (Cap N/A, Floor 0.770%)
1.246%(c)	04/25/47			2,155		1,850,852

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $399,316,784)						399,429,139

SOVEREIGN BONDS — 2.8%
1MDB Global Investments Ltd. (Malaysia),
Sr. Unsec’d. Notes
4.400%	03/09/23			3,000		2,916,940
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30			2,200		1,840,971
3.375%	08/20/50	(a)		1,100		798,464
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28			6,495		6,372,741
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
1.375%	09/23/50		EUR	1,766		1,137,390
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.875%	04/25/27			250		220,849
7.375%	09/18/37	(a)		800		738,306
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
4.500%	01/30/30			620		497,506
Sr. Unsec’d. Notes, 144A
4.875%	09/23/32			1,135		873,349
5.500%	02/22/29			8,250		7,193,042
5.950%	01/25/27			412		395,170
6.000%	07/19/28			2,579		2,398,450
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN
4.750%	04/16/26		EUR	1,310		1,028,463
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, EMTN
2.250%	01/13/31	(a)		1,630		1,286,589
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
1.750%	06/05/35		EUR	345		255,429

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27		EUR	1,505	$1,392,719
1.100%	03/12/33		EUR	340	252,975
1.450%	09/18/26		EUR	2,679	2,580,817
1.750%	04/24/25		EUR	765	774,547
3.375%	07/30/25		EUR	4,161	4,382,323
3.500%	01/11/28			290	276,909
4.350%	01/11/48			710	618,613
Sr. Unsec’d. Notes, 144A
5.250%	01/08/47			1,176	1,135,553
Sr. Unsec’d. Notes, 144A, MTN
5.125%	01/15/45			1,609	1,534,554
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28		EUR	10,530	10,814,215
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
5.875%	10/17/31		EUR	957	784,128
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
1.750%	09/05/24			1,148	1,113,315
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
2.250%	08/12/36		EUR	100	72,845
2.659%	05/24/31			2,145	1,763,263
4.280%	08/14/41			500	395,223
4.500%	01/31/50	(a)		421	326,804
4.600%	02/10/48			514	406,746
4.750%	04/27/32	(a)		2,464	2,365,317
Sr. Unsec’d. Notes, MTN
6.050%	01/11/40			888	870,045
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes, 144A
7.143%	02/23/30			406	286,591
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.875%	03/17/28			471	449,479
4.500%	04/01/56			403	321,643
6.700%	01/26/36	(a)		1,260	1,361,075
Sr. Unsub. Notes
2.252%	09/29/32			1,124	878,860
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.862%	12/01/32			300	228,512
2.392%	01/23/26			115	106,904
2.783%	01/23/31			3,480	2,960,852
4.125%	08/25/27			350	343,105
6.550%	03/14/37			55	59,931
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
3.000%	02/01/28			463	440,925
9.500%	02/02/30			1,000	1,292,838
Province of Quebec (Canada),
Sr. Unsec’d. Notes, Series PD
7.500%	09/15/29			770	959,924
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
4.000%	03/14/29			200	201,938

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Sr. Unsec’d. Notes, 144A
4.000%	03/14/29			2,103	$2,123,382
4.817%	03/14/49			1,319	1,327,173
5.103%	04/23/48			630	657,928
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.875%	10/17/29			200	176,703
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28		GBP	4,015	5,444,054
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33			28,735	30,159,304
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.300%	10/12/28			439	374,775
4.850%	09/30/29			427	364,833
Romanian Government International Bond (Romania),
Bonds, 144A
3.624%	05/26/30		EUR	255	218,257
Sr. Unsec’d. Notes
3.000%	02/14/31			496	381,774
Sr. Unsec’d. Notes, 144A
3.000%	02/14/31			114	87,746
Sr. Unsec’d. Notes, 144A, MTN
2.000%	01/28/32		EUR	55	39,335
2.375%	04/19/27		EUR	1,105	1,024,101
3.500%	04/03/34		EUR	345	262,663
3.875%	10/29/35		EUR	4,744	3,679,681
Sr. Unsec’d. Notes, EMTN
2.875%	03/11/29		EUR	95	82,799
3.875%	10/29/35		EUR	3,055	2,369,609
4.125%	03/11/39		EUR	2,461	1,870,173
4.375%	08/22/23			1,192	1,189,690
Unsec’d. Notes, 144A
2.625%	12/02/40		EUR	95	58,030
2.750%	04/14/41		EUR	45	27,613
Unsec’d. Notes, 144A, MTN
1.375%	12/02/29		EUR	90	68,264
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
3.625%	03/04/28			800	790,318
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29		EUR	1,430	1,083,985
3.125%	05/15/27		EUR	12,329	11,339,355
Sr. Unsec’d. Notes, 144A
1.650%	03/03/33		EUR	1,965	1,289,429
2.125%	12/01/30			774	569,898
State of Israel (Israel),
Sr. Unsec’d. Notes
3.800%	05/13/60			200	167,843
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/22			1,015	548,100
8.994%	02/01/24			1,325	331,250
Sr. Unsec’d. Notes, 144A
4.375%	01/27/30		EUR	6,310	1,587,015
7.253%	03/15/33			463	113,435
7.750%	09/01/22	(a)		4,640	2,505,600

Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
8.994%	02/01/24	3,416	$854,000
9.750%	11/01/28	2,064	505,680
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.375%	10/27/27	280	283,527
4.375%	01/23/31	300	303,805
4.975%	04/20/55(a)	1,070	1,053,740
5.100%	06/18/50	55	55,095

TOTAL SOVEREIGN BONDS (cost $146,625,585)			145,077,109

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.2%
Federal Home Loan Mortgage Corp.
2.500%	05/01/51	1,382	1,252,238
3.000%	09/01/46	1,408	1,334,720
3.000%	02/01/52	13,307	12,407,267
3.000%	03/01/52	15,865	14,793,943
3.500%	09/01/42	130	128,092
3.500%	03/01/52	7,430	7,154,119
4.000%	09/01/40	667	675,078
4.000%	11/01/40	485	490,980
4.000%	12/01/40	376	380,851
4.000%	07/01/48	729	729,492
4.500%	12/01/40	221	228,523
4.500%	07/01/41	390	403,327
4.500%	03/01/42	376	387,491
4.500%	06/01/44	282	290,508
6.250%	07/15/32	820	1,017,777
6.750%	03/15/31	1,955	2,448,524
Federal Home Loan Mortgage Corp., MTN
3.618%(s)	12/14/29	815	637,267
Federal National Mortgage Assoc.
2.000%	05/01/51	4,478	3,890,948
2.500%	05/01/51	4,633	4,194,727
3.000%	TBA	69,000	64,170,000
3.000%	11/01/43	1,125	1,074,797
3.000%	12/01/47	1,137	1,086,214
3.000%	02/01/52	3,907	3,642,546
3.000%	03/01/52	8,974	8,367,654
3.500%	TBA(tt)	185,000	177,903,517
3.500%	05/01/42	233	229,205
3.500%	07/01/42	371	363,440
3.500%	09/01/42	613	601,929
3.500%	09/01/42	3,211	3,155,638
3.500%	02/01/47	414	404,716
3.500%	02/01/52	10,860	10,457,565
4.000%	TBA	109,000	107,281,973
4.000%	09/01/40	354	358,042
4.000%	07/01/47	1,064	1,071,215
4.000%	09/01/47	329	329,280
4.000%	10/01/47	1,261	1,264,735
4.000%	11/01/47	311	312,276
4.000%	11/01/48	278	279,524
4.000%	04/01/52	8,906	8,792,268
4.500%	TBA	19,000	19,071,992
4.500%	05/01/39	403	415,934
4.500%	12/01/40	594	612,634
4.500%	06/01/48	495	500,460

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.625%	11/15/30	695	$859,039
7.125%	01/15/30	1,250	1,568,839
Freddie Mac Coupon Strips
4.099%(s)	07/15/32	285	193,533
Government National Mortgage Assoc.
2.500%	05/20/51	8,137	7,478,387
3.500%	09/15/41	42	41,992
3.500%	11/15/41	26	25,807
3.500%	01/15/42	5	4,946
3.500%	02/15/42	28	28,398
3.500%	03/15/42	93	92,846
3.500%	05/15/42	31	30,530
3.500%	06/15/42	19	18,737
3.500%	07/15/42	8	8,248
3.500%	07/15/42	18	17,561
3.500%	07/15/42	45	44,881
3.500%	07/15/42	46	46,085
3.500%	01/15/43	20	20,369
3.500%	02/15/43	32	32,059
3.500%	04/15/43	60	59,144
3.500%	05/15/43	8	7,881
3.500%	05/20/43	874	868,034
3.500%	07/15/43	98	98,376
3.500%	12/15/43	142	142,203
3.500%	01/15/44	22	22,252
3.500%	08/20/48	1,261	1,238,365
3.500%	09/20/48	2,095	2,058,984
4.000%	01/20/40	139	140,952
4.000%	10/20/40	112	113,696
4.000%	02/20/41	151	153,643
4.000%	12/20/46	546	549,985
4.000%	07/20/47	48	48,358
4.000%	12/20/47	252	253,656
4.000%	01/20/48	1,661	1,669,309
4.000%	02/20/49	252	254,048
4.500%	05/20/40	353	369,035
4.500%	12/20/40	369	385,310
4.500%	11/20/46	94	99,067
4.500%	08/20/48	424	431,629
Tennessee Valley Authority Generic Strips, Bonds
4.083%(s)	03/15/33	205	135,617
4.148%(s)	09/15/30	925	671,795

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $482,261,775)			484,877,022

U.S. TREASURY OBLIGATION(k) — 15.3%
U.S. Treasury Notes
2.750%	05/31/29	820,000	804,112,500

(cost $793,762,333)

TOTAL LONG-TERM INVESTMENTS (cost $5,451,588,400)			5,478,132,426

		Shares	Value

SHORT-TERM INVESTMENTS — 2.9%

AFFILIATED MUTUAL FUND — 0.9%
PGIM Institutional Money Market Fund (cost $47,558,631; includes $47,450,676 of cash collateral for securities on loan)(b)(we)		47,601,472	$47,558,631

Interest Rate	Maturity Date	Principal Amount (000)#

CORPORATE BOND — 0.0%
Electric
Pacific Gas & Electric Co.,
First Mortgage, SOFR Index + 1.150%
2.371%(c)	11/14/22	925	924,744

(cost $928,313)
		Shares

UNAFFILIATED FUND — 2.0%
Dreyfus Government Cash Management (Institutional Shares)		102,459,342	102,459,342

(cost $102,459,342)

TOTAL SHORT-TERM INVESTMENTS (cost $150,946,286)			150,942,717

TOTAL INVESTMENTS—107.0% (cost $5,602,534,686)			5,629,075,143
Liabilities in excess of other assets(z) — (7.0)%			(369,322,142)

NET ASSETS — 100.0%			$5,259,753,001

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $53,524,092 and 1.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $46,434,002; cash collateral of $47,450,676 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2022.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of 185,000,000 is 3.5% of net assets.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
2,853	2 Year U.S.Treasury Notes	Sep. 2022	$599,174,581	$2,422,027
4,417	5 Year U.S.Treasury Notes	Sep. 2022	495,808,250	5,077,241
1,718	20 Year U.S. Treasury Bonds	Sep. 2022	238,157,750	5,884,419
1,684	30 Year U.S. Ultra Treasury Bonds	Sep. 2022	259,914,875	8,891,586

				22,275,273

Short Positions:
286	5 Year Euro-Bobl	Sep. 2022	37,221,444	(587,415)
254	10 Year Euro-Bund	Sep. 2022	39,602,156	(944,248)
8,511	10 Year U.S. Treasury Notes	Sep. 2022	1,008,819,469	(13,396,269)
71	Euro Schatz Index	Sep. 2022	8,120,874	(47,303)

				(14,975,235)

				$7,300,038

Forward foreign currency exchange contracts outstanding at June 30, 2022:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 08/02/22	JPMorgan Chase Bank, N.A.	GBP	41,892	$51,570,153	$51,024,944	$545,209	$—
Canadian Dollar,
Expiring 08/02/22	JPMorgan Chase Bank, N.A.	CAD	6,708	5,209,203	5,211,112	—	(1,909)
Euro,
Expiring 08/02/22	JPMorgan Chase Bank, N.A.	EUR	108,227	114,947,857	113,665,147	1,282,710	—

				$171,727,213	$169,901,203	$1,827,919	$(1,909)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

J.P. Morgan Securities LLC	$—	$24,388,144

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$126,722,055	$—
Collateralized Debt Obligation	—	9,422,920	—
Consumer Loans	—	59,802,621	—
Credit Cards	—	25,646,497	—
Equipment	—	10,502,017	—
Home Equity Loans	—	3,378,869	—
Manufactured Housing	—	1,728,505	—
Other	—	25,392,418	—
Residential Mortgage-Backed Securities	—	18,502,821	8,525,164
Student Loans	—	54,887,609	—
Commercial Mortgage-Backed Securities	—	1,039,192,377	—
Corporate Bonds	—	2,156,678,426	—
Municipal Bonds	—	104,254,357	—
Residential Mortgage-Backed Securities	—	354,430,211	44,998,928
Sovereign Bonds	—	145,077,109	—
U.S. Government Agency Obligations	—	484,877,022	—
U.S. Treasury Obligation	—	804,112,500	—
Short-Term Investments
Affiliated Mutual Fund	47,558,631	—	—
Corporate Bond	—	924,744	—
Unaffiliated Fund	102,459,342	—	—

Total	$150,017,973	$5,425,533,078	$53,524,092

Other Financial Instruments*
Assets
Futures Contracts	$22,275,273	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	1,827,919	—

Total	$22,275,273	$1,827,919	$—

Liabilities
Futures Contracts	$(14,975,235)	$—	$—
OTC Forward Foreign Currency Exchange Contract	—	(1,909)	—

Total	$(14,975,235)	$(1,909)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities- Residential Mortgage-Backed Securities	Residential Mortgage-Backed Securities
Balance as of 06/27/22(a)	$—	$—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(83,128)	(346)
Purchases/Exchanges/Issuances	8,606,515	44,998,999
Sales/Paydowns	—	—
Accrued discount/premium	1,777	275
Transfers into Level 3*	—	—
Transfers out of Level 3*	—	—

Balance as of 06/30/22	$8,525,164	$44,998,928

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(83,128)	$(346)

(a)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

*

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels due to a change in observable and/or unobservable inputs.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of June 30, 2022	Valuation Approach	Valuation Methodology	Unobservable Inputs

Asset-Backed Securities- Residential Mortgage-Backed Securities	$8,523,094	Market	Adjusted Spread	Estimated Spread Assumptions
Asset-Backed Securities- Residential Mortgage-Backed Securities	2,070	Market	Pro Rata Distribution	Estimated Future Distributions
Residential Mortgage-Backed Securities	7,378	Market	Pro Rata Distribution	Estimated Future Distributions

	$8,532,542

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of June 30, 2022, the aggregate value of these securities and/or derivatives was $44,991,550. The unobservable inputs for these investments were not developed by the Portfolio and are not readily available.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2022 were as follows:

Commercial Mortgage-Backed Securities	19.7%
U.S. Treasury Obligation	15.3
Banks	13.1
U.S. Government Agency Obligations	9.2
Residential Mortgage-Backed Securities	8.1
Oil & Gas	3.7
Sovereign Bonds	2.8
Telecommunications	2.5
Real Estate Investment Trusts (REITs)	2.5
Automobiles	2.4
Pharmaceuticals	2.3
Pipelines	2.1
Municipal Bonds	2.0
Unaffiliated Fund	2.0
Healthcare-Services	1.9
Electric	1.7
Media	1.4
Consumer Loans	1.1
Student Loans	1.0
Insurance	1.0
Aerospace & Defense	0.9
Affiliated Mutual Fund (0.9% represents investments purchased with collateral from securities on loan)	0.9
Chemicals	0.9
Auto Manufacturers	0.7
Diversified Financial Services	0.6
Commercial Services	0.6
Foods	0.6
Semiconductors	0.5
Credit Cards	0.5
Other	0.5
Airlines	0.4
Beverages	0.4

Software	0.4%
Mining	0.3
Agriculture	0.3
Lodging	0.3
Healthcare-Products	0.2
Equipment	0.2
Internet	0.2
Building Materials	0.2
Entertainment	0.2
Collateralized Debt Obligation	0.2
Oil & Gas Services	0.1
Retail	0.1
Transportation	0.1
Electronics	0.1
Engineering & Construction	0.1
Forest Products & Paper	0.1
Gas	0.1
Miscellaneous Manufacturing	0.1
Machinery-Diversified	0.1
Home Equity Loans	0.1
Auto Parts & Equipment	0.1
Multi-National	0.1
Manufactured Housing	0.0	*
Home Furnishings	0.0	*
Iron/Steel	0.0	*

	107.0
Liabilities in excess of other assets	(7.0)

	100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are foreign exchange contracts and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	$1,827,919		Unrealized depreciation on OTC forward foreign currency exchange contracts	$1,909
Interest rate contracts	Due from/to broker-variation margin futures	22,275,273	*	Due from/to broker-variation margin futures	14,975,235	*

		$24,103,192			$14,977,144

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the period ended June 30, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$485,886

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts
Foreign exchange contracts	$—	$1,826,010
Interest rate contracts	7,300,038	—

Total	$7,300,038	$1,826,010

The derivative instruments outstanding as of period-end serve as indicators of the volume of derivative activities for the Portfolio.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:
Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$46,434,002	$(46,434,002)	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

JPMorgan Chase Bank, N.A.	$1,827,919	$(1,909)	$1,826,010	$—	$1,826,010

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited) as of June 30, 2022	STATEMENT OF OPERATIONS (unaudited) For the Period June 27, 2022(a) through June 30, 2022

ASSETS
Investments at value, including securities on loan of $46,434,002:
Unaffiliated investments (cost $5,554,976,055)	$5,581,516,512
Affiliated investments (cost $47,558,631)	47,558,631
Cash	5,257,639
Dividends and interest receivable	35,331,522
Receivable for investments sold	16,456,833
Due from broker-variation margin futures	2,869,827
Unrealized appreciation on OTC forward foreign currency exchange contracts	1,827,919
Prepaid expenses and other assets	449,303

Total Assets	5,691,268,186

LIABILITIES
Payable for investments purchased	383,989,944
Payable to broker for collateral for securities on loan	47,450,676
Accrued expenses and other liabilities	71,696
Unrealized depreciation on OTC forward foreign currency exchange contracts	1,909
Trustees’ fees payable	706
Affiliated transfer agent fee payable	254

Total Liabilities	431,515,185

NET ASSETS	$5,259,753,001

Net assets were comprised of:
Partners’ Equity	$5,259,753,001

Net asset value and redemption price per share, $5,259,753,001 / 522,153,981 outstanding shares of beneficial interest	$10.07

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$1,997,423
Unaffiliated dividend income	11,326
Income from securities lending, net (including affiliated income of $2,755)	2,841

Total income	2,011,590

EXPENSES
Custodian and accounting fees	1,945
Audit fee	839
Trustees’ fees	706
Legal fees and expenses	449
Pricing fees	125
Shareholders’ reports	112
Transfer agent’s fees and expenses (including affiliated expense of $61)	61
Miscellaneous	196

Total expenses	4,433

NET INVESTMENT INCOME (LOSS)	2,007,157

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	69,222
Futures transactions	485,886
Foreign currency transactions	1,773

556,881

Net change in unrealized appreciation (depreciation) on:
Investments	26,540,457
Futures	7,300,038
Forward currency contracts	1,826,010
Foreign currencies	(17,356)

35,649,149

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	36,206,030

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$38,213,187

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)
June 27, 2022(a) through June 30, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$2,007,157
Net realized gain (loss) on investment and foreign currency transactions	556,881
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	35,649,149

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	38,213,187

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [522,153,981 shares]	5,221,539,814

TOTAL INCREASE (DECREASE)	5,259,753,001
NET ASSETS:
Beginning of period	—

End of period	$5,259,753,001

(a)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	June 27, 2022(a) through June 30, 2022
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.06

Total from investment operations	0.07

Net Asset Value, end of period	$10.07

Total Return(c)	0.70%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$5,260
Average net assets (in millions)	$5,227
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.01	%(e)
Expenses before waivers and/or expense reimbursement	0.01	%(e)
Net investment income (loss)	4.67	%(e)
Portfolio turnover rate(f)	7%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Annualized, with the exception of certain non-recurring expenses.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST TARGET MATURITY CENTRAL PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 101.0%

ASSET-BACKED SECURITIES — 13.4%
Automobiles — 3.2%
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-01A, Class A, 144A
2.330%	08/20/26	100	$95,072
Series 2020-02A, Class A, 144A
2.020%	02/20/27	600	551,093
Series 2021-02A, Class A, 144A
1.660%	02/20/28	600	534,844
CarMax Auto Owner Trust,
Series 2018-04, Class B
3.670%	05/15/24	2,000	2,003,384
Series 2019-01, Class A3
3.050%	03/15/24	4	4,241
Series 2021-01, Class C
0.940%	12/15/26	500	462,253
Series 2021-04, Class C
1.380%	07/15/27	150	137,283
Series 2022-01, Class C
2.200%	11/15/27	50	46,355
Enterprise Fleet Financing LLC,
Series 2019-02, Class A2, 144A
2.290%	02/20/25	14	14,108
Enterprise Fleet Funding LLC,
Series 2021-01, Class A2, 144A
0.440%	12/21/26	253	245,242
Ford Credit Auto Owner Trust,
Series 2017-02, Class A, 144A
2.360%	03/15/29	200	200,008
Series 2018-01, Class A, 144A
3.190%	07/15/31	100	98,367
Series 2020-02, Class A, 144A
1.060%	04/15/33	1,470	1,329,474
Series 2021-02, Class A, 144A
1.530%	05/15/34	900	817,738
Series 2021-A, Class C
0.830%	08/15/28	350	324,451
Ford Credit Floorplan Master Owner Trust,
Series 2020-02, Class A
1.060%	09/15/27	300	275,221
GLS Auto Receivables Issuer Trust,
Series 2021-04A, Class A, 144A
0.840%	07/15/25	648	636,380
GM Financial Consumer Automobile Receivables Trust,
Series 2021-01, Class C
1.040%	05/17/27	500	469,234
GM Financial Revolving Receivables Trust,
Series 2021-01, Class A, 144A
1.170%	06/12/34	100	89,527
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	700	617,140
Hertz Vehicle Financing LLC,
Series 2021-01A, Class A, 144A
1.210%	12/26/25	700	654,639
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	1,600	1,562,056

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Series 2021-01A, Class A, 144A
0.870%	07/14/28	1,400	$1,303,699
Series 2022-01A, Class A1, 144A
4.650%	03/14/29	2,400	2,411,230
Santander Consumer Auto Receivables Trust,
Series 2021-AA, Class C, 144A
1.030%	11/16/26	500	462,700
Santander Drive Auto Receivables Trust,
Series 2020-03, Class C
1.120%	01/15/26	200	198,470
Series 2020-04, Class C
1.010%	01/15/26	100	98,562
Series 2021-02, Class C
0.900%	06/15/26	500	484,143
Series 2021-03, Class C
0.950%	09/15/27	1,475	1,419,218
Series 2022-03, Class C
4.490%	08/15/29	3,200	3,144,248
World Omni Select Auto Trust,
Series 2021-A, Class C
1.090%	11/15/27	150	138,486

			20,828,866

Collateralized Loan Obligations — 9.2%
AIG CLO Ltd.,
Series 2018-01A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
2.183%(c)	04/20/32	1,000	976,926
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
2.284%(c)	10/25/33	750	728,207
Allegro CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
2.144%(c)	07/15/31	750	733,683
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.213%(c)	07/20/32	1,000	973,862
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-07A, Class AR2, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)
2.328%(c)	01/28/31	1,000	984,638
Series 2022-25A, Class A1, 144A, 3 Month Term SOFR + 1.390% (Cap N/A, Floor 1.390%)
1.631%(c)	04/20/35	750	724,016
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.000%)
2.274%(c)	11/17/27	276	272,384
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
2.144%(c)	10/17/32	250	243,425
Series 2022-01A, Class A1, 144A, 3 Month Term SOFR + 1.320% (Cap N/A, Floor 1.320%)
2.219%(c)	04/18/35	750	720,743

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
2.183%(c)	01/20/32	750	$734,188
Ballyrock CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
2.073%(c)	10/20/31	750	731,746
Barings CLO Ltd. (Cayman Islands),
Series 2020-02A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
2.054%(c)	10/15/33	750	733,077
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R2, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
2.114%(c)	07/18/30	1,250	1,230,123
Series 2017-11A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.334%(c)	04/24/34	1,000	964,744
Series 2020-15A, Class A1, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
2.394%(c)	01/17/33	250	244,010
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-03A, Class A1R2, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
2.063%(c)	07/20/29	540	534,402
Series 2017-12A, Class A1R, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
1.994%(c)	10/15/30	1,750	1,716,616
Series 2019-18A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
2.214%(c)	10/15/34	750	725,920
Broad River BSL Funding CLO Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
2.233%(c)	07/20/34	250	241,523
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.820% (Cap N/A, Floor 0.000%)
1.864%(c)	01/17/28	80	80,054
Carlyle CLO Ltd. (Cayman Islands),
Series C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
2.316%(c)	04/30/31	250	245,263
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
2.014%(c)	04/17/31	1,496	1,461,825
Carlyle US CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 0.000%)
2.083%(c)	04/20/31	250	244,459
Series 2019-01A, Class A1AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
2.143%(c)	04/20/31	750	730,044
Series 2021-05A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
2.183%(c)	07/20/34	500	482,196

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
2.243%(c)	01/20/35	750	$719,853
Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
2.243%(c)	07/20/34	500	481,282
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
2.164%(c)	04/24/31	250	244,639
Series 2021-05A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
2.184%(c)	07/15/34	500	481,723
Crestline Denali CLO Ltd. (Cayman Islands),
Series 2018-01A, Class AR, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 1.060%)
2.104%(c)	10/15/31	1,250	1,221,177
Crown City CLO (Cayman Islands),
Series 2020-01A, Class A1AR, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)
2.253%(c)	07/20/34	250	240,680
Crown City CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1AR, 144A, 3 Month Term SOFR + 1.340% (Cap N/A, Floor 1.340%)
2.191%(c)	04/20/35	750	716,902
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
2.324%(c)	07/15/29	479	474,786
Series 2021-13A, Class A1, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)
2.234%(c)	07/15/34	250	240,660
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.213%(c)	04/20/34	1,500	1,450,322
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.286%(c)	01/22/31	250	245,782
Greenwood Park CLO Ltd.,
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
2.054%(c)	04/15/31	500	489,013
Hayfin US Ltd. (Cayman Islands),
Series 2018-09A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.388%(c)	04/28/31	1,000	980,405
ICG Rhinebeck CLO Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
2.424%(c)	10/26/34	750	721,888
ICG US CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
2.184%(c)	10/19/28	388	383,655

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Series 2015-02RA, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)
2.414%(c)	01/16/33	1,250	$1,212,612
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
2.263%(c)	10/20/34	250	240,392
KKR CLO Ltd. (Cayman Islands),
Series 18, Class AR, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)
1.984%(c)	07/18/30	2,000	1,963,060
Series 30A, Class A1R, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
2.064%(c)	10/17/31	750	733,024
Series 33A, Class A, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
2.233%(c)	07/20/34	250	242,107
Logan CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
2.223%(c)	07/20/34	250	241,957
Madison Park Funding Ltd. (Cayman Islands),
Series 2015-18A, Class ARR, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)
2.038%(c)	10/21/30	500	489,594
Series 2016-21A, Class AARR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
2.124%(c)	10/15/32	750	727,419
Series 2019-34A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
2.304%(c)	04/25/32	500	488,686
Series 2021-38A, Class A, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
2.164%(c)	07/17/34	250	241,726
Series 2021-59A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.385%(c)	01/18/34	250	243,344
Medalist Partners Corporate Finance CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A1A, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 1.230%)
2.293%(c)	10/20/34	750	722,703
MidOcean Credit CLO (Cayman Islands),
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.213%(c)	07/20/31	250	245,319
Series 2019-10A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 1.230%)
2.414%(c)	10/23/34	1,250	1,204,316
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
2.011%(c)	10/12/30	500	491,740
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
2.294%(c)	10/15/34	750	720,180

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Ocean Trails CLO (Cayman Islands),
Series 2014-05A, Class ARR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
2.301%(c)	10/13/31	737	$724,064
Series 2020-09A, Class A1R, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 1.220%)
2.264%(c)	10/15/34	250	240,763
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
2.294%(c)	04/26/31	1,500	1,470,035
Series 2020-18A, Class AR, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)
2.153%(c)	07/20/32	1,250	1,217,527
OZLM Ltd. (Cayman Islands),
Series 2014-09A, Class A1A3, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
2.163%(c)	10/20/31	250	244,703
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
2.113%(c)	04/20/31	250	244,414
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1A4, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
2.635%(c)	05/21/34	500	484,025
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
2.144%(c)	07/16/31	250	244,308
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
2.063%(c)	10/20/31	2,250	2,198,034
Series 2019-02A, Class A1R, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
2.224%(c)	10/15/34	250	240,151
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
2.223%(c)	10/20/31	500	490,075
Series 2020-01A, Class A, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
2.343%(c)	01/20/32	250	245,637
Romark CLO Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
2.159%(c)	07/10/34	1,000	964,374
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
2.093%(c)	04/20/31	742	728,091
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
2.471%(c)	05/07/31	985	962,895
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
2.254%(c)	10/23/31	250	244,642

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
2.419%(c)	10/29/34	250	$240,504
Series 2019-02A, Class A1R, 144A, 3 Month Term SOFR + 1.280% (Cap N/A, Floor 1.280%)
2.131%(c)	10/20/32	1,750	1,703,967
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
2.284%(c)	01/17/30	245	242,606
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
2.223%(c)	07/20/34	500	484,291
TICP CLO Ltd. (Cayman Islands),
Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
2.203%(c)	01/20/31	500	491,572
Series 2018-03R, Class A, 144A, 3 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)
1.903%(c)	04/20/28	457	453,111
Tralee CLO Ltd. (Cayman Islands),
Series 2019-06A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
2.354%(c)	10/25/32	1,000	973,193
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-05A, Class ARR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 1.030%)
2.214%(c)	10/25/28	552	546,295
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 1.260%)
2.304%(c)	01/15/32	500	490,198
Series 2021-43A, Class A1, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
2.284%(c)	04/15/34	250	240,860
Voya CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AAR2, 144A, 3 Month LIBOR + 0.990% (Cap N/A, Floor 0.000%)
2.034%(c)	04/18/31	744	729,637
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.944%(c)	01/18/29	552	545,087
Wellfleet CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
2.203%(c)	10/20/28	557	551,774
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.194%(c)	01/17/31	2,250	2,210,886
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
2.144%(c)	07/17/31	1,250	1,223,549
Series 2020-01A, Class A1A, 144A, 3 Month LIBOR + 1.310% (Cap N/A, Floor 1.310%)
2.354%(c)	04/15/33	250	243,341

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
2.254%(c)	10/15/34	250	$240,634
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)
2.334%(c)	04/15/30	244	241,304
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.994%(c)	04/15/29	577	569,462

			60,125,029

Consumer Loans — 0.5%
Lendmark Funding Trust,
Series 2019-02A, Class A, 144A
2.780%	04/20/28	400	391,637
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35	600	534,291
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
1.543%(c)	06/16/36	600	567,196
Oportun Funding LLC,
Series 2022-01, Class A, 144A
3.250%	06/15/29	1,430	1,411,124
SoFi Consumer Loan Program Trust,
Series 2021-01, Class A, 144A
0.490%	09/25/30	52	50,232

			2,954,480

Credit Cards — 0.5%
American Express Credit Account Master Trust,
Series 2019-03, Class A
2.000%	04/15/25	1,000	1,000,034
BA Credit Card Trust,
Series 2019-A01, Class A1
1.740%	01/15/25	1,200	1,199,882
Citibank Credit Card Issuance Trust,
Series 2018-A06, Class A6
3.210%	12/07/24	225	225,476
Discover Card Execution Note Trust,
Series 2017-A04, Class A4
2.530%	10/15/26	1,100	1,082,517

			3,507,909

Student Loans — 0.0%
ELFI Graduate Loan Program LLC,
Series 2020-A, Class A, 144A
1.730%	08/25/45	42	38,677
SoFi Professional Loan Program LLC,
Series 2017-F, Class A2FX, 144A
2.840%	01/25/41	26	25,946

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Student Loans (cont’d.)
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	78	$74,962

			139,585

TOTAL ASSET-BACKED SECURITIES (cost $89,036,972)			87,555,869

COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.7%
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60	260	250,723
Series 2017-BNK08, Class A3
3.229%	11/15/50	10	9,580
Series 2019-BN19, Class A1
2.263%	08/15/61	355	340,167
Series 2019-BN19, Class A2
2.926%	08/15/61	2,870	2,627,892
Series 2019-BN20, Class A2
2.758%	09/15/62	1,711	1,557,299
Series 2020-BN25, Class A3
2.391%	01/15/63	100	91,870
Series 2020-BN25, Class A4
2.399%	01/15/63	650	568,308
Series 2020-BN26, Class A3
2.155%	03/15/63	250	216,861
Series 2020-BN28, Class A1
0.628%	03/15/63	186	175,703
Series 2020-BN28, Class A3
1.584%	03/15/63	1,500	1,236,335
Series 2020-BN29, Class A1
0.549%	11/15/53	1,327	1,249,845
Series 2021-BN31, Class A3
1.771%	02/15/54	100	82,537
Series 2021-BN36, Class A1
0.801%	09/15/64	442	413,130
Series 2021-BN38, Class A1
1.274%	12/15/64	1,416	1,333,410
Series 2022-BNK42, Class A5
4.493%(cc)	06/15/55	850	862,968
Barclays Commercial Mortgage Securities Trust,
Series 2020-C06, Class A1
1.806%	02/15/53	111	107,251
Series 2021-C10, Class ASB
2.268%	07/15/54	275	246,018
Series 2021-C11, Class A4
2.043%	09/15/54	165	137,355
Series 2022-C15, Class A5
3.662%(cc)	04/15/55	320	302,910
Benchmark Mortgage Trust,
Series 2020-B16, Class A3
2.475%	02/15/53	100	92,740
Series 2020-B17, Class A1
1.282%	03/15/53	79	75,774
Series 2020-B17, Class A4
2.042%	03/15/53	1,475	1,261,571

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2020-B19, Class A4
1.546%	09/15/53	1,500	$1,263,026
Series 2020-B20, Class A3
1.945%	10/15/53	750	659,746
Series 2020-B21, Class A1
0.537%	12/17/53	173	164,633
Series 2020-B21, Class A4
1.704%	12/17/53	500	413,952
Series 2020-B22, Class A1
0.509%	01/15/54	486	451,577
Series 2021-B23, Class A4A1
1.823%	02/15/54	100	82,694
Series 2021-B24, Class A3
2.010%	03/15/54	1,200	1,063,891
Series 2021-B25, Class ASB
2.271%	04/15/54	250	224,139
Series 2021-B26, Class A1
0.747%	06/15/54	2,261	2,097,134
Series 2021-B28, Class A1
0.597%	08/15/54	1,450	1,344,378
Series 2022-B35, Class ASB
4.594%(cc)	05/15/55	3,400	3,437,320
CD Mortgage Trust,
Series 2016-CD2, Class A3
3.248%	11/10/49	246	236,291
Series 2017-CD06, Class A4
3.190%	11/13/50	500	474,220
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class ASB
3.091%	05/10/58	345	340,349
Series 2016-C07, Class A2
3.585%	12/10/54	50	48,587
Series 2017-C08, Class A4
3.572%	06/15/50	1,399	1,346,779
CGMS Commercial Mortgage Trust,
Series 2017-B01, Class A3
3.197%	08/15/50	297	285,074
Citigroup Commercial Mortgage Trust,
Series 2014-GC23, Class AAB
3.337%	07/10/47	824	819,965
Series 2014-GC25, Class A3
3.372%	10/10/47	49	47,941
Series 2015-GC33, Class AAB
3.522%	09/10/58	196	194,107
Series 2015-P01, Class A4
3.462%	09/15/48	1,300	1,270,822
Series 2016-C02, Class A1
1.499%	08/10/49	43	42,789
Series 2016-P04, Class A3
2.646%	07/10/49	20	18,605
Series 2017-P07, Class AAB
3.509%	04/14/50	376	372,051
Series 2017-P08, Class A3
3.203%	09/15/50	1,030	980,079
Commercial Mortgage Trust,
Series 2013-CR12, Class A4
4.046%	10/10/46	400	397,805

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2013-LC06, Class ASB
2.478%	01/10/46	78	$78,128
Series 2014-CR19, Class A4
3.532%	08/10/47	69	67,074
Series 2014-CR21, Class A3
3.528%	12/10/47	448	440,893
Series 2014-UBS04, Class A4
3.420%	08/10/47	750	737,244
Series 2014-UBS05, Class A4
3.838%	09/10/47	210	207,841
Series 2014-UBS06, Class A4
3.378%	12/10/47	174	170,194
Series 2015-CR22, Class A3
3.207%	03/10/48	41	40,949
Series 2015-CR23, Class ASB
3.257%	05/10/48	179	178,289
Series 2015-CR25, Class A3
3.505%	08/10/48	38	37,280
Series 2015-CR25, Class ASB
3.537%	08/10/48	642	638,629
Series 2015-CR26, Class A3
3.359%	10/10/48	46	44,668
Series 2015-DC01, Class A4
3.078%	02/10/48	810	789,174
Series 2015-DC01, Class ASB
3.142%	02/10/48	313	311,840
Series 2015-LC21, Class A3
3.445%	07/10/48	554	537,813
Series 2015-LC21, Class A4
3.708%	07/10/48	50	49,129
Series 2015-LC23, Class A3
3.521%	10/10/48	784	765,093
Series 2015-PC01, Class A5
3.902%	07/10/50	1,060	1,047,625
Series 2016-COR01, Class A3
2.826%	10/10/49	297	279,293
Series 2016-COR1, Class ASB
2.972%	10/10/49	954	933,193
Credit Suisse Mortgage Trust,
Series 2016-NXSR, Class A4
3.795%(cc)	12/15/49	500	486,559
CSAIL Commercial Mortgage Trust,
Series 2015-C01, Class A3
3.236%	04/15/50	48	46,472
Series 2015-C03, Class A4
3.718%	08/15/48	1,067	1,048,233
Series 2019-C16, Class A2
3.067%	06/15/52	100	91,884
Series 2020-C19, Class A2
2.320%	03/15/53	2,150	1,881,507
Series 2021-C20, Class A1
0.855%	03/15/54	363	337,652
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A2
1.886%	08/10/49	11	10,391
Series 2020-C09, Class A1
0.800%	08/15/53	321	305,618

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates,
Series K736, Class X1, IO
1.432%(cc)	07/25/26	122,366	$4,993,845
GS Mortgage Securities Trust,
Series 2013-GC12, Class AAB
2.678%	06/10/46	147	146,695
Series 2013-GC14, Class A5
4.243%	08/10/46	300	299,141
Series 2014-GC20, Class A4
3.721%	04/10/47	5	5,308
Series 2014-GC22, Class A3
3.516%	06/10/47	37	37,050
Series 2015-GC32, Class A3
3.498%	07/10/48	2,200	2,156,198
Series 2015-GS01, Class AAB
3.553%	11/10/48	2,231	2,208,251
Series 2019-GC42, Class A3
2.749%	09/01/52	1,000	899,968
Series 2020-GC45, Class A1
2.019%	02/13/53	99	95,972
Series 2020-GC45, Class A3
2.639%	02/13/53	100	93,671
Series 2020-GC45, Class A4
2.658%	02/13/53	100	89,022
Series 2020-GC47, Class A4
2.125%	05/12/53	818	703,972
Series 2021-GSA03, Class A4
2.369%	12/15/54	100	85,171
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class A4
3.363%	07/15/45	16	15,482
Series 2013-C14, Class ASB
3.761%(cc)	08/15/46	935	932,259
Series 2014-C19, Class A3
3.669%	04/15/47	41	41,148
Series 2014-C22, Class A4
3.801%	09/15/47	930	922,652
Series 2014-C24, Class A4A1
3.373%	11/15/47	3,225	3,157,821
Series 2014-C24, Class A5
3.639%	11/15/47	2,000	1,971,474
Series 2015-C28, Class A3
2.912%	10/15/48	1,346	1,302,999
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-LC09, Class A5
2.840%	12/15/47	6,264	6,247,289
Series 2013-C10, Class A5
3.143%	12/15/47	2,613	2,594,917
Series 2013-LC11, Class A4
2.694%	04/15/46	18	17,746
Series 2013-LC11, Class ASB
2.554%	04/15/46	180	179,265
Series 2016-JP02, Class ASB
2.713%	08/15/49	81	78,522
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50	500	479,778

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class A3
3.077%	03/15/48	45	$43,430
Series 2015-C23, Class A3
3.451%	07/15/50	5,941	5,765,040
Series 2015-C23, Class ASB
3.398%	07/15/50	229	227,339
Series 2015-C24, Class A4
3.732%	05/15/48	999	981,778
Series 2015-C26, Class ASB
3.323%	10/15/48	263	259,582
Series 2015-C27, Class ASB
3.557%	12/15/47	331	328,560
Series 2016-C032, Class ASB
3.514%	12/15/49	843	830,827
Series 2016-C31, Class A4
2.840%	11/15/49	50	47,285
Morgan Stanley Capital I Trust,
Series 2021-L06, Class ASB
2.250%(cc)	06/15/54	350	309,602
Series 2021-L07, Class A1
0.881%	10/15/54	1,201	1,114,754
Sunnova Sol IV Issuer LLC,
Series 2021-PF01, Class A1
1.122%	11/15/54	514	477,876
UBS Commercial Mortgage Trust,
Series 2017-C04, Class A3
3.301%	10/15/50	270	256,840
Series 2018-C08, Class ASB
3.903%	02/15/51	340	337,671
Series 2019-C17, Class A2
2.313%	10/15/52	500	478,331
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A5
2.850%	12/10/45	1,091	1,090,152
Series 2013-C06, Class A4
3.244%	04/10/46	700	695,248
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29, Class A3
3.368%	06/15/48	376	367,643
Series 2015-LC20, Class A3
3.086%	04/15/50	100	98,041
Series 2015-LC20, Class A5
3.184%	04/15/50	400	386,587
Series 2016-BNK1, Class A3
2.652%	08/15/49	2,000	1,882,808
Series 2016-LC24, Class A4
2.942%	10/15/49	275	261,644
Series 2016-NXS05, Class A5
3.372%	01/15/59	2,028	1,976,529
Series 2017-C41, Class A2
2.590%	11/15/50	1,710	1,607,111
Series 2020-C55, Class A3
2.462%	02/15/53	100	92,252
Series 2020-C57, Class A1
0.903%	08/15/53	2,046	1,934,209

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2020-C58, Class A1
0.548%	07/15/53	1,615	$1,519,097

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $97,295,750)			96,006,718

CORPORATE BONDS — 27.6%
Aerospace & Defense — 0.5%
Boeing Co. (The),
Sr. Unsec’d. Notes
1.167%	02/04/23	800	790,763
2.700%	02/01/27	220	195,806
2.950%	02/01/30	1,130	937,704
3.750%	02/01/50	1,415	997,775
General Dynamics Corp.,
Gtd. Notes
3.625%	04/01/30	5	4,844
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.400%	05/01/30	30	29,980
Teledyne Technologies, Inc.,
Gtd. Notes
2.750%	04/01/31	20	16,726

			2,973,598

Agriculture — 0.5%
Altria Group, Inc.,
Gtd. Notes
2.450%	02/04/32	940	707,917
BAT Capital Corp. (United Kingdom),
Gtd. Notes
4.700%	04/02/27	1,180	1,153,632
BAT International Finance PLC (United Kingdom),
Gtd. Notes
1.668%	03/25/26	295	261,649
4.448%	03/16/28	290	274,265
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
1.375%	07/23/23	395	387,456
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.125%	05/01/23	460	451,534

			3,236,453

Airlines — 0.0%
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.250%	05/04/25	20	20,401
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	46	38,278

			58,679

Apparel — 0.0%
NIKE, Inc.,
Sr. Unsec’d. Notes
2.750%	03/27/27	10	9,622

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers — 0.6%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.350%	11/01/22		495	$494,464
General Motors Co.,
Sr. Unsec’d. Notes
6.250%	10/02/43		650	619,777
General Motors Financial Co., Inc.,
Gtd. Notes
3.250%	01/05/23		75	74,945
3.700%	05/09/23		130	129,950
3.950%	04/13/24		784	777,889
Sr. Unsec’d. Notes
2.350%	01/08/31		425	330,101
2.400%	04/10/28		545	460,758
2.400%	10/15/28		220	182,546
3.800%	04/07/25		30	29,289
5.000%	04/09/27		550	539,452

				3,639,171

Auto Parts & Equipment — 0.0%
Aptiv PLC/Aptiv Corp.,
Gtd. Notes
3.250%	03/01/32		135	114,692

Banks — 9.6%
Bank of America Corp.,
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25	(oo)	50	42,382
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31		15	12,722
2.687%(ff)	04/22/32		1,115	936,906
2.972%(ff)	02/04/33		5,390	4,594,261
Sr. Unsec’d. Notes, MTN, SOFR + 0.730%
1.760%(c)	10/24/24		580	573,410
Sr. Unsec’d. Notes, MTN
2.015%(ff)	02/13/26		720	673,401
2.087%(ff)	06/14/29		260	222,651
2.496%(ff)	02/13/31		695	588,172
3.194%(ff)	07/23/30		35	31,306
3.384%(ff)	04/02/26		640	620,372
4.376%(ff)	04/27/28		2,720	2,680,059
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32		40	33,582
Sub. Notes, MTN
4.000%	01/22/25		95	94,602
4.450%	03/03/26		760	757,961
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
1.600%	04/24/25		45	42,334
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.932%(ff)	05/07/25		520	511,975
BNG Bank NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
2.500%	01/23/23		2,200	2,197,809
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27		1,470	1,298,157

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
1.904%(ff)	09/30/28		500	$426,792
3.375%	01/09/25		255	249,192
Canadian Imperial Bank of Commerce (Canada),
Sr. Unsec’d. Notes
0.450%	06/22/23		225	218,754
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25	(oo)	165	136,298
Sr. Unsec’d. Notes
1.462%(ff)	06/09/27		285	251,870
2.561%(ff)	05/01/32		455	375,264
2.666%(ff)	01/29/31		530	450,097
2.976%(ff)	11/05/30		250	218,171
3.057%(ff)	01/25/33		4,505	3,826,555
3.106%(ff)	04/08/26		275	264,428
3.352%(ff)	04/24/25		160	156,891
3.400%	05/01/26		150	145,144
4.910%(ff)	05/24/33		560	552,799
Sub. Notes
4.400%	06/10/25		500	499,676
4.450%	09/29/27		15	14,747
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes
3.800%	06/09/23		250	248,386
Sr. Unsec’d. Notes, 144A
3.091%(ff)	05/14/32		250	199,934
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
3.773%(ff)	03/28/25		280	274,793
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.552%(ff)	01/07/28		390	337,418
3.961%(ff)	11/26/25		275	266,403
Sr. Unsec’d. Notes, Series E, SOFR + 0.500%
1.665%(c)	11/08/23		160	157,963
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes, 144A, MTN
3.125%	09/06/23		500	500,172
Sr. Unsec’d. Notes
2.500%	10/18/22		400	400,011
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, EMTN
0.750%	05/07/23		250	245,351
3.250%	09/26/23		2,250	2,253,208
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.431%(ff)	03/09/27		50	44,454
1.542%(ff)	09/10/27		5,150	4,520,217
2.615%(ff)	04/22/32		250	207,418
3.102%(ff)	02/24/33		10	8,552
3.500%	01/23/25		60	59,310
3.500%	04/01/25		10	9,825
3.615%(ff)	03/15/28		370	350,594
3.750%	05/22/25		170	168,108
3.800%	03/15/30		25	23,159
3.850%	01/26/27		170	164,466

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25	(oo)	120	$101,762
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25	(oo)	240	198,179
Sr. Unsec’d. Notes
1.045%(ff)	11/19/26		260	231,398
1.578%(ff)	04/22/27		260	232,066
1.953%(ff)	02/04/32		30	23,963
2.069%(ff)	06/01/29		150	128,991
2.580%(ff)	04/22/32		780	656,765
2.739%(ff)	10/15/30		1,515	1,320,832
2.963%(ff)	01/25/33		7,235	6,212,354
3.509%(ff)	01/23/29		35	32,764
4.005%(ff)	04/23/29		55	52,733
Sub. Notes
3.375%	05/01/23		260	259,833
4.250%	10/01/27		250	247,563
KeyBank NA,
Sr. Unsec’d. Notes
0.433%(ff)	06/14/24		250	242,438
Landwirtschaftliche Rentenbank (Germany),
Gov’t. Gtd. Notes, EMTN
1.875%	04/17/23		200	198,406
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.870%(ff)	07/09/25		730	721,558
Morgan Stanley,
Sr. Unsec’d. Notes
1.593%(ff)	05/04/27		290	258,676
4.210%(ff)	04/20/28		485	474,476
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32		15	12,188
2.699%(ff)	01/22/31		1,040	901,617
Sr. Unsec’d. Notes, MTN
2.943%(ff)	01/21/33		4,935	4,230,666
Sr. Unsec’d. Notes, Series F, MTN
3.875%	04/29/24		355	356,014
Sub. Notes, GMTN
4.350%	09/08/26		545	539,421
Sub. Notes, MTN
3.950%	04/23/27		55	53,318
National Securities Clearing Corp.,
Sr. Unsec’d. Notes, 144A
1.200%	04/23/23		250	246,333
Northern Trust Corp.,
Sr. Unsec’d. Notes
4.000%	05/10/27		1,285	1,294,084
PNC Bank NA,
Sub. Notes
2.950%	01/30/23		250	249,411
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.450%	04/23/29		20	18,693
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN
1.950%	01/17/23		200	198,963

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, MTN
1.150%	06/10/25	460	$425,590
3.375%	04/14/25	20	19,733
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
1.488%(ff)	12/14/26	200	176,408
Sr. Unsec’d. Notes, 144A, MTN
3.875%	03/28/24	245	242,625
State Street Corp.,
Sub. Notes
2.200%	03/03/31	25	20,403
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
1.902%	09/17/28	260	220,486
Sumitomo Mitsui Trust Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A, MTN
0.850%	03/25/24	280	265,577
2.800%	03/10/27	200	187,834
Swedbank AB (Sweden),
Sr. Unsec’d. Notes, 144A
1.300%	06/02/23	295	288,777
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
4.456%	06/08/32	1,720	1,700,782
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.250%	06/01/26	205	182,460
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A, SOFR + 1.580%
2.789%(c)	05/12/26	1,210	1,210,040
Sr. Unsec’d. Notes, 144A
4.488%(ff)	05/12/26	390	388,522
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.164%(ff)	02/11/26	25	23,537
2.572%(ff)	02/11/31	3,210	2,759,880
3.526%(ff)	03/24/28	695	659,494
3.908%(ff)	04/25/26	20	19,679

			62,625,774

Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	1,420	1,339,301
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.625%	03/19/27	20	19,172
2.750%	03/19/30	10	9,210

			1,367,683

Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.000%	02/22/29	30	27,701

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Biotechnology (cont’d.)
Baxalta, Inc.,
Gtd. Notes
4.000%	06/23/25	60	$59,542
Biogen, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/22	355	356,074
CSL Finance PLC (Australia),
Gtd. Notes, 144A
3.850%	04/27/27	240	237,926

			681,243

Chemicals — 0.2%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
5.125%	04/01/25	165	170,121
FMC Corp.,
Sr. Unsec’d. Notes
3.450%	10/01/29	195	177,144
LYB International Finance BV,
Gtd. Notes
4.000%	07/15/23	437	436,504
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/23	500	503,209
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
3.150%	10/01/22	165	164,759

			1,451,737

Commercial Services — 0.3%
Equifax, Inc.,
Sr. Unsec’d. Notes
2.350%	09/15/31	310	247,462
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.700%	11/01/23	800	788,038
3.800%	11/01/25	70	68,748
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25	15	14,304
3.750%	06/01/23	25	24,820
Moody’s Corp.,
Sr. Unsec’d. Notes
3.750%	03/24/25	50	49,910
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
4.750%	05/20/32	350	354,930
S&P Global, Inc.,
Gtd. Notes, 144A
2.700%	03/01/29	25	22,760
Trustees of Princeton University (The),
Unsec’d. Notes
4.201%	03/01/52	695	709,160

			2,280,132

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Computers — 0.0%
Apple, Inc.,
Sr. Unsec’d. Notes
3.000%	02/09/24	95	$94,834

Cosmetics/Personal Care — 0.0%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
3.000%	03/25/30	5	4,719

Diversified Financial Services — 0.7%
American Express Co.,
Sr. Unsec’d. Notes
0.750%	11/03/23	100	96,834
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
3.000%	04/02/25	165	161,304
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.500%	04/14/27	1,990	1,924,650
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.273%(ff)	03/01/30	20	17,711
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
1.000%	04/17/23	750	738,571
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
2.000%	03/20/28	520	464,412
2.750%	10/01/29	70	62,959
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.300%	03/26/27	45	44,253
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.172%	07/14/28	200	168,599
2.710%	01/22/29	200	171,418
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes, 144A
0.875%	09/21/26	250	225,696
Visa, Inc.,
Sr. Unsec’d. Notes
1.900%	04/15/27	85	78,453
Western Union Co. (The),
Sr. Unsec’d. Notes
1.350%	03/15/26	150	133,906

			4,288,766

Electric — 2.9%
AEP Texas, Inc.,
Sr. Unsec’d. Notes, Series I
2.100%	07/01/30	1,445	1,202,489
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
4.250%	09/15/48	1,070	977,458
Arizona Public Service Co.,
Sr. Unsec’d. Notes
2.200%	12/15/31	50	40,579

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Atlantic City Electric Co.,
First Mortgage
2.300%	03/15/31	20	$17,264
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.200%	04/15/25	130	126,272
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.700%	07/15/30	695	666,906
4.050%	04/15/25	135	136,092
CenterPoint Energy Houston Electric LLC,
First Mortgage, Series AE
2.350%	04/01/31	20	17,373
General Ref. Mortgage, Series Z
2.400%	09/01/26	240	225,639
Commonwealth Edison Co.,
First Mortgage, Series 130
3.125%	03/15/51	1,570	1,209,359
Connecticut Light & Power Co. (The),
First Ref. Mortgage
4.000%	04/01/48	1,045	946,978
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series B
3.600%	03/15/27	30	29,184
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26	75	71,196
Duke Energy Carolinas LLC,
First Ref. Mortgage
2.950%	12/01/26	690	666,820
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26	185	173,639
Duke Energy Florida LLC,
First Mortgage
2.400%	12/15/31	15	12,825
Emera US Finance LP (Canada),
Gtd. Notes
3.550%	06/15/26	2,120	2,030,605
Enel Finance International NV (Italy),
Gtd. Notes, 144A
1.875%	07/12/28	210	176,648
Entergy Louisiana LLC,
Collateral Trust
0.950%	10/01/24	345	325,116
4.000%	03/15/33	3,000	2,850,804
Evergy, Inc.,
Sr. Unsec’d. Notes
2.450%	09/15/24	40	38,513
Florida Power & Light Co.,
First Mortgage
2.850%	04/01/25	460	452,500
Nevada Power Co.,
General Ref. Mortgage, Series CC
3.700%	05/01/29	40	38,529
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
0.650%	03/01/23	180	176,908

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Northern States Power Co.,
First Mortgage
4.500%	06/01/52	110	$108,101
OGE Energy Corp.,
Sr. Unsec’d. Notes
0.703%	05/26/23	570	553,702
PacifiCorp,
First Mortgage
3.350%	07/01/25	160	157,556
Public Service Co. of Colorado,
First Mortgage
3.600%	09/15/42	1,985	1,697,258
Puget Energy, Inc.,
Sr. Sec’d. Notes
2.379%	06/15/28	64	56,007
Southern Co. (The),
Jr. Sub. Notes
4.475%	08/01/24	1,230	1,234,610
Sr. Unsec’d. Notes, Series 21-B
1.750%	03/15/28	35	29,935
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A
2.875%	07/15/29	45	41,212
Sr. Unsec’d. Notes, Series B
2.950%	11/15/26	950	904,998
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	305	294,358
3.700%	01/30/27	690	636,873
WEC Energy Group, Inc.,
Sr. Unsec’d. Notes
2.200%	12/15/28	200	175,083
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
1.700%	06/15/28	150	130,728

			18,630,117

Electronics — 0.0%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
2.300%	03/12/31	20	16,270

Entertainment — 0.3%
Magallanes, Inc.,
Gtd. Notes, 144A
3.755%	03/15/27	405	380,090
5.050%	03/15/42	1,680	1,428,740

			1,808,830

Environmental Control — 0.0%
Waste Connections, Inc.,
Sr. Unsec’d. Notes
2.200%	01/15/32	35	28,698

Foods — 0.2%
Hormel Foods Corp.,
Sr. Unsec’d. Notes
0.650%	06/03/24	135	128,592
1.700%	06/03/28	180	159,083

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Foods (cont’d.)
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.125%	02/01/28	865	$843,780
Kraft Heinz Foods Co.,
Gtd. Notes
3.750%	04/01/30	90	83,170
Mondelez International, Inc.,
Sr. Unsec’d. Notes
2.125%	03/17/24	5	4,875
Nestle Holdings, Inc.,
Gtd. Notes, 144A
1.500%	09/14/28	150	131,018

			1,350,518

Gas — 0.2%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
2.625%	09/15/29	30	26,735
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
0.700%	03/02/23	150	147,052
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
5.050%	05/15/52	860	844,080

			1,017,867

Healthcare-Products — 0.0%
Baxter International, Inc.,
Sr. Unsec’d. Notes
3.950%	04/01/30	90	86,246
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/29	5	4,536

			90,782

Healthcare-Services — 1.0%
AdventHealth Obligated Group,
Unsec’d. Notes, Series E
2.795%	11/15/51	1,500	1,071,926
Aetna, Inc.,
Sr. Unsec’d. Notes
2.750%	11/15/22	885	883,987
Elevance Health, Inc.,
Sr. Unsec’d. Notes
2.875%	09/15/29	65	58,582
3.500%	08/15/24	25	24,900
HCA, Inc.,
Gtd. Notes
5.000%	03/15/24	500	501,726
Gtd. Notes, 144A
3.125%	03/15/27	160	146,242
3.375%	03/15/29	10	8,790
Humana, Inc.,
Sr. Unsec’d. Notes
4.500%	04/01/25	155	156,767

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Nationwide Children’s Hospital, Inc.,
Unsec’d. Notes
4.556%	11/01/52	975	$978,306
Presbyterian Healthcare Services,
Unsec’d. Notes
4.875%	08/01/52	1,125	1,170,674
Queen’s Health Systems (The),
Sec’d. Notes
4.810%	07/01/52	680	682,920
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	75	66,075
Roche Holdings, Inc. (Switzerland),
Gtd. Notes, 144A
2.375%	01/28/27	500	471,395
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.300%	05/15/31	20	17,318
Universal Health Services, Inc.,
Sr. Sec’d. Notes, 144A
2.650%	01/15/32	30	23,226

			6,262,834

Home Builders — 0.1%
Toll Brothers Finance Corp.,
Gtd. Notes
4.875%	03/15/27	720	684,208

Household Products/Wares — 0.0%
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
3.100%	03/26/30	2	1,877

Insurance — 0.5%
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A
3.650%	04/05/27	90	84,735
3.850%	04/05/29	550	507,500
3.900%	04/05/32	1,030	924,263
Equitable Financial Life Global Funding,
Sec’d. Notes, 144A
1.800%	03/08/28	125	108,479
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.250%	06/15/23	63	62,931
4.569%	02/01/29	907	889,508
5.500%	06/15/52	500	477,302
Principal Financial Group, Inc.,
Gtd. Notes
3.125%	05/15/23	150	149,607
3.300%	09/15/22	20	20,024
Swiss Re Treasury US Corp. (Switzerland),
Gtd. Notes, 144A
2.875%	12/06/22	230	229,351
Unum Group,
Sr. Unsec’d. Notes
4.000%	06/15/29	50	47,102

			3,500,802

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Internet — 0.0%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.730%	04/13/24	250	$248,559
3.000%	04/13/25	20	19,870

			268,429

Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
1.900%	03/12/31	25	21,340

Machinery-Diversified — 0.1%
Deere & Co.,
Sr. Unsec’d. Notes
2.750%	04/15/25	200	195,732
Flowserve Corp.,
Sr. Unsec’d. Notes
2.800%	01/15/32	15	11,655
John Deere Capital Corp.,
Sr. Unsec’d. Notes
2.800%	01/27/23	50	49,925
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.950%(c)	09/15/28	275	264,463

			521,775

Media — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	130	106,985
2.300%	02/01/32	510	386,418
4.800%	03/01/50	1,570	1,243,848
4.908%	07/23/25	110	110,283
5.050%	03/30/29	1,235	1,190,957
Comcast Corp.,
Gtd. Notes
3.400%	04/01/30	65	60,917
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	380	318,633
3.150%	08/15/24	424	413,053
3.500%	08/15/27	600	569,888
Fox Corp.,
Sr. Unsec’d. Notes
3.050%	04/07/25	360	348,956
4.030%	01/25/24	110	109,998

			4,859,936

Mining — 0.3%
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30	825	686,197
2.600%	07/15/32	1,145	944,706
2.800%	10/01/29	10	8,842

			1,639,745

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Miscellaneous Manufacturing — 0.1%
3M Co.,
Sr. Unsec’d. Notes
3.050%	04/15/30	5	$4,639
Carlisle Cos., Inc.,
Sr. Unsec’d. Notes
0.550%	09/01/23	110	106,149
2.200%	03/01/32	45	35,222
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
0.400%	03/11/23	250	245,325
3.400%	03/16/27	350	338,519

			729,854

Multi-National — 0.0%
FMS Wertmanagement (Germany),
Gov’t. Gtd. Notes
2.750%	03/06/23	200	199,929

Office/Business Equipment — 0.2%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	1,265	1,127,941

Oil & Gas — 0.8%
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32	1,995	1,652,336
4.250%	04/15/27	45	44,154
4.400%	04/15/29	50	48,186
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24	50	49,531
4.500%	04/15/23	31	31,111
Diamondback Energy, Inc.,
Gtd. Notes
3.125%	03/24/31	175	152,435
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
1.571%	04/15/23	370	366,217
Ovintiv Exploration, Inc.,
Gtd. Notes
5.375%	01/01/26	55	55,711
Phillips 66,
Gtd. Notes
3.700%	04/06/23	150	150,133
Phillips 66 Co.,
Gtd. Notes, 144A
3.550%	10/01/26	315	306,239
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	810	661,403
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.800%	12/01/31	15	12,580
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.000%	05/18/27	1,460	1,452,129

			4,982,165

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas Services — 0.0%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.,
Sr. Unsec’d. Notes
1.231%	12/15/23	30	$29,145

Packaging & Containers — 0.2%
AptarGroup, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/32	1,300	1,154,199
Graphic Packaging International LLC,
Sr. Sec’d. Notes, 144A
1.512%	04/15/26	150	134,384

			1,288,583

Pharmaceuticals — 1.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26	425	402,832
3.200%	11/21/29	835	767,728
3.600%	05/14/25	425	419,494
3.800%	03/15/25	700	695,188
4.550%	03/15/35	2,465	2,401,273
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
2.700%	03/15/31	20	17,118
3.450%	12/15/27	30	28,898
Astrazeneca Finance LLC (United Kingdom),
Gtd. Notes
1.750%	05/28/28	280	247,010
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.734%	12/15/24	13	12,936
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
3.400%	07/26/29	4	3,864
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.750%	09/15/25	160	158,177
Cigna Corp.,
Gtd. Notes
3.400%	03/01/27	60	57,695
3.500%	06/15/24	100	99,335
3.750%	07/15/23	51	51,059
Sr. Unsec’d. Notes
2.375%	03/15/31	320	270,247
2.400%	03/15/30	15	12,879
CVS Health Corp.,
Sr. Unsec’d. Notes
3.875%	07/20/25	30	29,881
4.300%	03/25/28	90	89,108
5.050%	03/25/48	1,975	1,889,588
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23	345	341,193
3.200%	09/23/26	385	369,685
Viatris, Inc.,
Gtd. Notes
2.700%	06/22/30	960	771,480

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
4.000%	06/22/50	1,165	$776,253

			9,912,921

Pipelines — 1.6%
Enbridge, Inc. (Canada),
Gtd. Notes
0.550%	10/04/23	65	62,580
Energy Transfer LP,
Sr. Unsec’d. Notes
2.900%	05/15/25	170	161,747
3.750%	05/15/30	965	868,938
4.950%	05/15/28	305	298,699
4.950%	06/15/28	500	492,688
5.150%	03/15/45	1,080	924,342
5.875%	01/15/24	260	264,991
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29	40	36,014
3.350%	03/15/23	300	299,153
MPLX LP,
Sr. Unsec’d. Notes
4.875%	12/01/24	25	25,180
4.950%	03/14/52	1,875	1,621,687
ONEOK Partners LP,
Gtd. Notes
4.900%	03/15/25	30	30,249
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	645	554,388
4.350%	03/15/29	305	286,798
4.450%	09/01/49	1,010	809,383
5.850%	01/15/26	200	207,285
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	2,150	1,897,112
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33	1,345	1,218,257
6.250%	07/01/52	305	305,281
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	280	234,620
4.000%	09/15/25	65	64,044

			10,663,436

Real Estate — 0.1%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
4.125%	02/01/29	600	589,960

Real Estate Investment Trusts (REITs) — 1.5%
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes
1.900%	12/01/28	400	347,948
2.050%	01/15/32	40	33,133
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.250%	04/01/28	15	12,870

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
2.500%	08/16/31	5	$3,932
4.050%	07/01/30	1,980	1,784,325
Corporate Office Properties LP,
Gtd. Notes
2.750%	04/15/31	5	4,056
CubeSmart LP,
Gtd. Notes
2.250%	12/15/28	105	89,659
Digital Realty Trust LP,
Gtd. Notes
3.600%	07/01/29	40	36,245
Duke Realty LP,
Sr. Unsec’d. Notes
4.000%	09/15/28	2,175	2,109,970
Essex Portfolio LP,
Gtd. Notes
1.700%	03/01/28	40	34,324
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26	2,400	2,348,676
Invitation Homes Operating Partnership LP,
Gtd. Notes
2.300%	11/15/28	135	113,527
Kimco Realty Corp.,
Sr. Unsec’d. Notes
2.250%	12/01/31	50	40,431
Phillips Edison Grocery Center Operating Partnership I LP,
Gtd. Notes
2.625%	11/15/31	395	305,907
Public Storage,
Sr. Unsec’d. Notes
1.950%	11/09/28	520	449,664
Realty Income Corp.,
Sr. Unsec’d. Notes
3.400%	01/15/28	15	14,171
Sun Communities Operating LP,
Gtd. Notes
2.300%	11/01/28	1,855	1,585,448
2.700%	07/15/31	20	16,102
Welltower, Inc.,
Sr. Unsec’d. Notes
2.800%	06/01/31	335	282,107

			9,612,495

Retail — 0.3%
AutoNation, Inc.,
Sr. Unsec’d. Notes
3.850%	03/01/32	300	258,832
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.300%	07/01/25	90	89,218
3.500%	07/01/27	15	14,693
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/30	645	622,285

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (cont’d.)
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
0.950%	11/17/23	520	$502,431
Walmart, Inc.,
Sr. Unsec’d. Notes
1.500%	09/22/28	185	162,198
1.800%	09/22/31	30	25,503

			1,675,160

Semiconductors — 0.4%
Analog Devices, Inc.,
Sr. Unsec’d. Notes
1.700%	10/01/28	45	39,498
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	845	645,454
3.419%	04/15/33	2,275	1,880,675
Intel Corp.,
Sr. Unsec’d. Notes
3.750%	03/25/27	30	30,139
NVIDIA Corp.,
Sr. Unsec’d. Notes
0.584%	06/14/24	300	284,676

			2,880,442

Software — 0.4%
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	04/01/25	75	71,248
2.950%	05/15/25	50	47,939
Salesforce, Inc.,
Sr. Unsec’d. Notes
0.625%	07/15/24	300	284,035
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
3.300%	03/28/24	270	266,623
3.550%	04/14/25	20	19,672
3.700%	04/14/27	190	184,350

Workday, Inc.,
Sr. Unsec’d. Notes
3.500%	04/01/27	90	86,222
3.700%	04/01/29	1,695	1,588,696
3.800%	04/01/32	10	9,144

			2,557,929

Telecommunications — 1.5%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/41	1,725	1,378,791
3.550%	09/15/55	1,360	1,019,202
4.300%	02/15/30	255	249,020
4.350%	03/01/29	465	458,257
NTT Finance Corp. (Japan),
Gtd. Notes, 144A
0.373%	03/03/23	230	226,054
1.162%	04/03/26	405	364,547

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
T-Mobile USA, Inc.,
Sr. Sec’d. Notes
2.550%	02/15/31	1,250	$1,051,561
3.500%	04/15/25	455	445,490
3.750%	04/15/27	435	418,461
3.875%	04/15/30	3,140	2,931,600
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.100%	03/22/28	500	444,098
2.355%	03/15/32	283	234,764
2.550%	03/21/31	580	496,023
3.000%	03/22/27	10	9,504
3.150%	03/22/30	40	36,364
4.016%	12/03/29	200	194,035

			9,957,771

Transportation — 0.0%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.450%	01/15/53	165	159,407

TOTAL CORPORATE BONDS (cost $185,325,013)			179,898,269

RESIDENTIAL MORTGAGE-BACKED SECURITY — 0.0%
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58	250	247,324

(cost $249,269)

SOVEREIGN BONDS — 1.7%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27	715	698,730
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
0.625%	07/15/25	400	369,592
1.750%	10/17/24	2,200	2,132,052
3.250%	07/20/23	200	200,462
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.125%	10/25/23	600	592,371
Sr. Unsec’d. Notes, EMTN
1.750%	09/05/24	2,600	2,521,446
3.250%	04/24/23	200	200,543
Province of Alberta (Canada),
Sr. Unsec’d. Notes
1.300%	07/22/30	685	581,941
2.200%	07/26/22	630	629,949
3.300%	03/15/28	1,195	1,185,249
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.000%	10/23/22	675	674,037
Province of Quebec (Canada),
Sr. Unsec’d. Notes
1.350%	05/28/30	200	171,261
Sr. Unsec’d. Notes, Series PD
7.500%	09/15/29	450	560,995

Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.375%	10/17/24	400	$387,305
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes
2.625%	05/29/24	200	197,085
Sr. Unsec’d. Notes, 144A
3.250%	06/01/23	200	200,342

TOTAL SOVEREIGN BONDS (cost $11,391,331)			11,303,360

U.S. GOVERNMENT AGENCY OBLIGATIONS — 27.7%
Federal Home Loan Bank
0.375%	09/04/25	2,500	2,297,199
0.500%	04/14/25	2,000	1,865,108
3.125%	09/12/25	1,235	1,233,059
3.250%	11/16/28	5,150	5,171,041
Federal Home Loan Mortgage Corp.
0.375%	04/20/23	1,690	1,656,081
0.375%	07/21/25	5,550	5,117,094
1.500%	02/12/25	4,150	3,989,341
2.000%	02/01/36	989	924,367
2.000%	05/01/42	482	429,776
2.000%	06/01/51	4,371	3,810,357
2.000%	09/01/51	2,499	2,180,612
2.000%	12/01/51	5,979	5,198,944
2.500%	07/01/51	2,135	1,923,726
2.500%	08/01/51	2,021	1,820,964
2.500%	09/01/51	1,905	1,715,871
2.500%	12/01/51	4,972	4,478,448
2.500%	06/01/52	2,000	1,801,042
3.000%	09/01/50	5,609	5,251,220
3.000%	04/01/52	5,500	5,132,792
3.000%	07/01/52	2,648	2,468,854
3.500%	05/01/52	7,000	6,740,204
3.500%	06/01/52	1,000	962,836
5.000%	06/01/52	1,000	1,021,533
6.750%	09/15/29	90	110,296
6.750%	03/15/31	500	626,221
Federal National Mortgage Assoc.
0.500%	06/17/25	1,500	1,391,411
0.875%	08/05/30	1,300	1,075,489
1.500%	02/01/51	5,934	4,936,902
1.625%	01/07/25	4,524	4,368,684
2.000%	TBA	1,500	1,400,039
2.000%	05/01/42	1,855	1,652,936
2.000%	04/01/51	3,155	2,742,863
2.000%	07/01/51	4,867	4,248,119
2.000%	08/01/51	3,992	3,476,038
2.125%	04/24/26	1,580	1,525,737
2.375%	01/19/23	1,570	1,567,368
2.500%	TBA	6,000	5,394,844
2.500%	06/01/51	3,033	2,739,295
2.500%	08/01/51	500	450,965
2.500%	08/01/51	8,519	7,681,367
2.500%	10/01/51	1,168	1,056,243
2.500%	12/01/51	980	882,824
2.500%	01/01/52	500	450,367

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
2.500%	02/01/52		2,507	$2,265,008
2.500%	03/01/52		514	462,776
3.000%	06/01/36		1,456	1,429,002
3.000%	05/01/51		722	674,238
3.000%	05/01/51		963	899,356
3.000%	02/01/52		2,013	1,877,312
3.000%	04/01/52		2,512	2,347,600
3.000%	05/01/52		3,531	3,292,763
3.000%	06/01/52		1,049	977,964
3.000%	07/01/52		8,352	7,788,911
3.500%	TBA		500	496,869
3.500%	TBA		5,000	4,808,203
3.500%	05/01/52		4,289	4,129,526
4.000%	TBA		4,000	3,936,953
4.000%	05/01/52		4,993	4,952,923
5.000%	06/01/52		1,000	1,021,686
6.625%	11/15/30		290	358,448
Government National Mortgage Assoc.
2.000%	TBA		1,000	887,891
2.000%	10/20/51		542	482,725
2.000%	12/20/51		988	879,402
2.500%	TBA		3,500	3,202,500
2.500%	08/20/51		1,470	1,348,364
2.500%	11/20/51		480	440,871
3.000%	TBA		1,500	1,413,867
3.000%	03/20/47		1,525	1,462,547
3.000%	01/20/50		682	645,688
3.000%	06/20/51		1,876	1,775,111
3.000%	10/20/51		1,512	1,428,975
3.000%	11/20/51		484	457,189
3.000%	06/20/52		500	471,869
3.500%	06/20/42		517	513,131
3.500%	03/20/43		306	302,257
3.500%	06/20/46		3,413	3,362,368
4.000%	09/20/47		2,298	2,315,714
4.000%	02/20/48		177	178,618
4.000%	04/20/48		552	556,184
4.500%	08/20/48		1,685	1,714,590
Tennessee Valley Authority, Sr. Unsec’d. Notes
1.500%	09/15/31		200	168,820
1.875%	08/15/22		10	9,990

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $182,422,431)				180,706,686

U.S. TREASURY OBLIGATIONS — 15.9%
U.S. Treasury Bonds
1.375%	11/15/40		11,380	8,193,600
2.000%	11/15/41		24,705	19,617,314
2.250%	05/15/41		18,765	15,651,183
2.500%	02/15/46		520	440,863
3.000%	05/15/47		25	23,367
3.125%	02/15/43		890	845,222
3.625%	08/15/43		55	56,418
3.625%	02/15/44		620	635,694
U.S. Treasury Notes
0.750%	12/31/23		17,265	16,700,515
2.125%	12/31/22	(k)	14,700	14,668,992
2.625%	04/15/25		8,620	8,526,392

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(continued)
2.625%	05/31/27	1,080	$1,059,581
2.750%	05/31/29	440	431,475
2.875%	05/15/28	8,265	8,168,145
2.875%	05/15/32	95	93,946
U.S. Treasury Strips Coupon
2.907%(s)	05/15/30	55	43,171
2.910%(s)	08/15/30	155	120,506
2.922%(s)	08/15/28	110	91,188
3.072%(s)	08/15/37	1,465	900,517
3.096%(s)	02/15/39	45	26,049
3.101%(s)	08/15/39	100	56,789
3.108%(s)	05/15/39	10	5,725
3.121%(s)	02/15/40	50	27,689
3.187%(s)	11/15/40	100	53,180
3.229%(s)	05/15/41	4,540	2,344,130
3.234%(s)	02/15/45	40	17,775
3.242%(s)	11/15/41	2,155	1,081,204
3.243%(s)	05/15/42	40	19,606
3.244%(s)	11/15/43	137	63,555
3.245%(s)	08/15/44	40	18,055
3.255%(s)	08/15/42	1,980	959,681
3.257%(s)	11/15/42	95	45,611
3.266%(s)	05/15/44	55	25,004
3.272%(s)	05/15/43	5,460	2,570,466

TOTAL U.S. TREASURY OBLIGATIONS (cost $105,808,133)			103,582,608

TOTAL LONG-TERM INVESTMENTS (cost $671,528,899)			659,300,834

SHORT-TERM INVESTMENTS — 3.1%
CERTIFICATES OF DEPOSIT — 0.7%
Canadian Imperial Bank of Commerce
1.120%	12/01/22	900	894,240
Cooperatieve Rabobank UA
0.930%	12/01/22	1,000	992,823
Credit Agricole Corporate & Investment Bank SA
1.140%	12/01/22	1,000	993,359
Natixis SA
1.120%	12/01/22	1,000	992,680
Toronto-Dominion Bank (The)
0.930%	12/01/22	1,000	992,204

TOTAL CERTIFICATES OF DEPOSIT (cost $4,880,306)			4,865,306

COMMERCIAL PAPER(n) — 0.8%
Royal Bank of Canada, 144A
1.869%	10/11/22	415	412,074
Skandinaviska Enskilda Banken AB, 144A
1.945%	12/01/22	1,000	987,992
Societe Generale SA, 144A
1.969%	12/01/22	1,000	988,249
Svenska Handelsbanken AB, 144A
1.873%	12/01/22	890	880,227
Swedbank AB, 144A
1.953%	12/01/22	700	691,777

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER(n) (continued)
Westpac Banking Corp., 144A
1.337%	09/08/22	1,000	$996,137

TOTAL COMMERCIAL PAPER (cost $4,971,085)			4,956,456

		Shares

UNAFFILIATED FUND — 1.6%
Dreyfus Government Cash Management (Institutional Shares)		10,263,325	10,263,325

(cost $10,263,325)

TOTAL SHORT-TERM INVESTMENTS (cost $20,114,716)			20,085,087

TOTAL INVESTMENTS—104.1% (cost $691,643,615)			679,385,921
Liabilities in excess of other assets(z) — (4.1)%			(26,880,645)

NET ASSETS — 100.0%			$652,505,276

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2022.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
97	2 Year U.S. Treasury Notes	Sep. 2022	$20,371,516	$34,823
439	5 Year U.S. Treasury Notes	Sep. 2022	49,277,750	(43,444)
173	10 Year U.S. Treasury Notes	Sep. 2022	20,505,906	368,304
261	30 Year U.S. Ultra Treasury Bonds	Sep. 2022	40,283,719	(458,119)

				(98,436)

Short Position:
216	20 Year U.S. Treasury Bonds	Sep. 2022	29,943,000	(673,526)

				$(771,962)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
J.P. Morgan Securities LLC	$—	$2,305,127

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$20,828,866	$—
Collateralized Loan Obligations	—	60,125,029	—
Consumer Loans	—	2,954,480	—
Credit Cards	—	3,507,909	—
Student Loans	—	139,585	—
Commercial Mortgage-Backed Securities	—	96,006,718	—
Corporate Bonds	—	179,898,269	—
Residential Mortgage-Backed Security	—	247,324	—
Sovereign Bonds	—	11,303,360	—
U.S. Government Agency Obligations	—	180,706,686	—
U.S. Treasury Obligations	—	103,582,608	—
Short-Term Investments
Certificates of Deposit	—	4,865,306	—
Commercial Paper	—	4,956,456	—
Unaffiliated Fund	10,263,325	—	—

Total	$10,263,325	$669,122,596	$—

Other Financial Instruments*
Assets
Futures Contracts	$403,127	$—	$—

Liabilities
Futures Contracts	$(1,175,089)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2022 were as follows:

U.S. Government Agency Obligations	27.7%
U.S. Treasury Obligations	15.9
Commercial Mortgage-Backed Securities	14.7
Banks	9.6
Collateralized Loan Obligations	9.2
Automobiles	3.2
Electric	2.9
Sovereign Bonds	1.7
Pipelines	1.6
Unaffiliated Fund	1.6
Telecommunications	1.5
Pharmaceuticals	1.5
Real Estate Investment Trusts (REITs)	1.5
Healthcare-Services	1.0
Oil & Gas	0.8
Commercial Paper	0.8
Certificates of Deposit	0.7
Media	0.7
Diversified Financial Services	0.7
Auto Manufacturers	0.6
Credit Cards	0.5
Insurance	0.5
Agriculture	0.5
Aerospace & Defense	0.5

Consumer Loans	0.5%
Semiconductors	0.4
Software	0.4
Commercial Services	0.3
Entertainment	0.3
Retail	0.3
Mining	0.3
Chemicals	0.2
Beverages	0.2
Foods	0.2
Packaging & Containers	0.2
Office/Business Equipment	0.2
Gas	0.2
Miscellaneous Manufacturing	0.1
Home Builders	0.1
Biotechnology	0.1
Real Estate	0.1
Machinery-Diversified	0.1
Internet	0.0	*
Residential Mortgage-Backed Security	0.0	*
Multi-National	0.0	*
Transportation	0.0	*
Student Loans	0.0	*
Auto Parts & Equipment	0.0	*

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Industry Classification (continued):

Computers	0.0	*%
Healthcare-Products	0.0	*
Airlines	0.0	*
Oil & Gas Services	0.0	*
Environmental Control	0.0	*
Machinery-Construction & Mining	0.0	*
Electronics	0.0	*
Apparel	0.0	*
Cosmetics/Personal Care	0.0	*

Household Products/Wares	0.0 *%

104.1
Liabilities in excess of other assets	(4.1)

100.0%

* Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Due from/to broker-variation margin futures	$403,127	*	Due from/to broker-variation margin futures	$1,175,089	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the period ended June 30, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Interest rate contracts	$(2,352,031)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Interest rate contracts	$(771,962)

The derivative instruments outstanding as of period-end serve as indicators of the volume of derivative activities for the Portfolio.

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2022

ASSETS
Investments at value:
Unaffiliated investments (cost $691,643,615)	$679,385,921
Receivable for investments sold	26,429,628
Dividends and interest receivable	3,256,268
Due from broker-variation margin futures	786,153
Receivable for Portfolio shares sold	75,965
Prepaid expenses and other assets	25,250

Total Assets	709,959,185

LIABILITIES
Payable for investments purchased	56,750,339
Payable for Portfolio shares purchased	668,180
Accrued expenses and other liabilities	34,878
Affiliated transfer agent fee payable	512

Total Liabilities	57,453,909

NET ASSETS	$652,505,276

Net assets were comprised of:
Partners’ Equity	$652,505,276

Net asset value and redemption price per share, $652,505,276 / 66,478,271 outstanding shares of beneficial interest	$9.82

STATEMENT OF OPERATIONS (unaudited)

For the Period April 25, 2022(a) through June 30, 2022

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $785 foreign withholding tax,all of which is reimbursable by an affiliate)	$3,574,718
Unaffiliated dividend income	49,613

Total income	3,624,331

EXPENSES
Custodian and accounting fees	16,234
Audit fee	13,807
Legal fees and expenses	4,242
Trustees’ fees	3,634
Shareholders’ reports	1,848
Transfer agent’s fees and expenses (including affiliated expense of $769)	1,408
Miscellaneous	2,135

Total expenses	43,308

NET INVESTMENT INCOME (LOSS)	3,581,023

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	(144,473)
Futures transactions	(2,352,031)

(2,496,504)

Net change in unrealized appreciation (depreciation) on:
Investments	(12,257,694)
Futures	(771,962)

(13,029,656)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(15,526,160)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(11,945,137)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

April 25, 2022(a) through June 30, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$3,581,023
Net realized gain (loss) on investment transactions	(2,496,504)
Net change in unrealized appreciation (depreciation) on investments	(13,029,656)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(11,945,137)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [70,800,810 shares]	707,150,753
Portfolio shares purchased [4,322,539 shares]	(42,700,340)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	664,450,413

TOTAL INCREASE (DECREASE)	652,505,276
NET ASSETS:
Beginning of period	—

End of period	$652,505,276

(a)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	April 25, 2022(a) through June 30, 2022
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.05
Net realized and unrealized gain (loss) on investment transactions	(0.23)

Total from investment operations	(0.18)

Net Asset Value, end of period	$9.82

Total Return(c)	(1.80)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$653
Average net assets (in millions)	$658
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.03	%(e)
Expenses before waivers and/or expense reimbursement	0.03	%(e)
Net investment income (loss)	3.02	%(e)
Portfolio turnover rate(f)	169%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Annualized, with the exception of certain non-recurring expenses.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A57

NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(unaudited)

1. Organization

Advanced Series Trust (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust operates as a series company and at June 30, 2022 consisted of 60 separate portfolios. The information presented in these financial statements pertains only to the 2 portfolios listed below (each, a “Portfolio” and collectively, the “Portfolios”) together with their investment objective(s). Each Portfolio is a diversified portfolio for purposes of the 1940 Act.

Shares of each Portfolio may only be purchased by separate accounts of participating insurance companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies. These separate accounts place orders to purchase and redeem shares of the Portfolios primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

The Portfolios have the following investment objective(s):

Portfolio	Investment Objective(s)
AST PGIM Fixed Income Central Portfolio (“PGIM Fixed Income Central”)	The highest total return, consistent with the preservation of capital and liquidity needs.
AST Target Maturity Central Portfolio (“Target Maturity Central”)	The highest total return, consistent with the preservation of capital and liquidity needs.

2. Accounting Policies

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation: Each Portfolio holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Portfolios’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and PGIM Investments LLC (“PGIM Investments”), as applicable, the co-managers of the Trust (collectively, the “Investment Manager”). Pursuant to the Board’s delegation, the Investment Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

B1

Various inputs determine how the Portfolios’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Portfolio is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any

B2

available analyst media or other reports or information deemed reliable by the Investment Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward currency contracts, as defined in the prospectus, of the applicable Portfolios in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolios are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolios each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

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Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Portfolio. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The Trust, on behalf of the Portfolios, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of a Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolios to cover the Portfolios’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Delayed-Delivery Transactions: Certain Portfolios purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending: Certain Portfolios lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls: Certain Portfolios entered into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar

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(same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Portfolios are subject to the risk that the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolios become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes: For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (participating insurance companies). Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded taking into account any agreements in place with Prudential Financial, Inc. (“Prudential”) as referenced below. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions: Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Trust, on behalf of the Portfolios, has entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services. The Investment Manager has engaged the firms referenced in the below table as subadvisers for their respective Portfolios.

Portfolio	Subadviser(s)
PGIM Fixed Income Central	PGIM Fixed Income (a business unit of PGIM, Inc.) / PGIM Limited
Target Maturity Central	PGIM Fixed Income (a business unit of PGIM, Inc.) / PGIM Limited

Management Fees and Expense Limitations: As noted in the table below, the Investment Manager does not directly charge a management fee to the Portfolios for its services. Rather, the Manager is paid directly based on the assets in each of the Investing Portfolios that invest in the Portfolios listed in the table below. To the extent the subadvisers to the Portfolios are paid subadvisory fees for subadvisory services provided to the Portfolios, the Investment Manager, and not the Portfolios, pays such subadvisory fees.

Any amounts paid or payable by the Portfolios to the Investment Manager, if any, under the agreements, are reflected in the Statement of Operations. The Investment Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain Portfolios so that management fees plus other annual ordinary operating expenses, excluding taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales, do not exceed the percentage stated below, of the Portfolio’s average daily net assets unless otherwise noted. Fees and/or expenses waived and/or reimbursed by the Investment Manager may be recouped by the Investment Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

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Each voluntary waiver/reimbursement, if any, may be modified or terminated by the Investment Manager at any time without notice.

Portfolio	Management Fee	Effective Management Fee, Net of Waiver, if Applicable
PGIM Fixed Income Central*	—	—%
Target Maturity Central**	—	—%

Portfolio	Fee Waivers and/or Expense Limitations
PGIM Fixed Income Central	contractually limit expenses to 0.05% through June 30, 2023
Target Maturity Central	contractually limit expenses to 0.05% through June 30, 2023

*

Certain Asset Allocation Portfolios of Advanced Series Trust, subadvised by PGIM, Inc. and PGIM Limited (AA Portfolios) and the AST Investment Grade Bond Portfolio (ASTIG, and together with AA Portfolios, the Investing Portfolios) will invest in the AST PGIM Fixed Income Central Portfolio. The Investment Manager receives a management fee rate for services provided to the Investing Portfolios pursuant to Investment Management Agreement for each of the Investing Portfolios.

**

Each of the Target Maturity Bond Portfolios invests in the Portfolio. The Investment Manager receives a management fee rate for services provided to the Portfolio pursuant to Investment Management Agreement for each of the AST Target Maturity Bond Portfolios.

AST Investment Services, Inc., PGIM Investments, PGIM, Inc., PGIM Fixed Income and PGIM Limited are indirect, wholly-owned subsidiaries of Prudential.

4. Other Transactions with Affiliates

a.) Related Parties

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or any Trustee who receives compensation from the Investment Manager, a subadviser or their respective affiliates. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Portfolios bear all other costs and expenses.

The Portfolios may invest their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Money Market Fund. In addition to the realized and unrealized gains on investments in the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Income from securities lending, net”.

Certain Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended June 30, 2022 no such transactions were entered into by the Portfolios.

b.) Foreign Withholding Tax Reclaims

The Portfolios are considered partnerships for tax purposes rather than regulated investment companies (RICs). As a result of their partnership status, the Portfolios are subject to higher foreign withholding tax rates on dividend and interest income in certain foreign jurisdictions and/or are subject to delays in repayment of taxes withheld by certain foreign jurisdictions (collectively, “excess withholding tax”).

Prudential instituted a process in consultation with the Trust’s independent trustees to reimburse the affected Portfolios for any excess withholding tax on the first business day following the pay-date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences (i.e., jurisdictions in which the Portfolio

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was subject to a higher withholding tax rate due to its tax status which is reclaimable) or permanent detriments (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is not reclaimable) resulting from the Portfolios’ partnership tax status.

In cases in which the excess withholding tax is due to timing differences and is reclaimable from the foreign jurisdiction, the affected Portfolios have the ability to recover the excess withholding tax withheld by filing a reclaim with the relevant foreign tax authority. To avoid a Portfolio receiving and retaining a duplicate payment for the same excess withholding tax, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received reimbursement from Prudential will be payable to Prudential. Pending tax reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the “Statement of Assets and Liabilities” and any amounts accrued but not yet reimbursed by Prudential for excess withholding tax is recorded as “Receivable from affiliate” on the Statement of Assets and Liabilities. The full amount of tax reclaims due to a Portfolio, inclusive of timing differences and routine tax reclaims for foreign jurisdictions where the Portfolios do not incur an excess withholding tax is included as “Tax reclaim receivable” on the “Statement of Assets and Liabilities.” To the extent that there are costs associated with the filing of any reclaim attributable to excess withholding tax, those costs are borne by Prudential.

The following amounts have been paid by Prudential for excess withholding taxes related to permanent tax detriments as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2022 Payments
Target Maturity Central	$785

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, in-kind transactions and U.S. Government securities) for the reporting period ended June 30, 2022, were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
PGIM Fixed Income Central	$395,655,189	$ 28,708,274
Target Maturity Central	753,794,307	501,577,901

A summary of the cost of purchases and proceeds from sales of shares of an affiliated mutual fund for the reporting period ended June 30, 2022, is presented as follows:

PGIM Fixed Income Central

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Fund:

PGIM Institutional Money Market Fund(1)(b)(we)
$—	$97,314,701	$49,756,070	$—	$—	$47,558,631	47,601,472	$2,755(2)

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

6. Tax Information

All Portfolios are treated as partnerships for federal income tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark-to-market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

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The Investment Manager has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Portfolios’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2021 are subject to such review.

7. Capital and Ownership

The Agreement and Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest of the Portfolios with a par value of $0.001 per share. As of June 30, 2022, all Portfolios offer only a single share class to investors.

As of June 30, 2022, all shares of the Portfolios were owned of record directly or by other Portfolios as part of their investments by insurance affiliates of Prudential.

Portfolio	Number of Shares	Percentage of Outstanding Shares
PGIM Fixed Income Central	522,153,981	100.0%
Target Maturity Central	66,478,271	100.0%

The following number of shareholders of record, each holding greater than 5% of the Portfolio, held the following percentage of outstanding shares, on behalf of multiple beneficial owners:

Portfolio	Number of Shareholders	Percentage of Outstanding Shares
PGIM Fixed Income Central	6	97.4%
Target Maturity Central	7	92.0

8. Purchases & Redemption In-kind

As of the close of business on April 25, 2022, AST Bond Portfolio 2022, AST Bond Portfolio 2023, AST Bond Portfolio 2024, AST Bond Portfolio 2025, AST Bond Portfolio 2026, AST Bond Portfolio 2027, AST Bond Portfolio 2028, AST Bond Portfolio 2029, AST Bond Portfolio 2030, AST Bond Portfolio 2031, AST Bond Portfolio 2032, and AST Bond Portfolio 2033 settled the purchase into Target Maturity Central by delivering portfolio securities and other assets in exchange for shares of Target Maturity Central. The following table is a summary of the value of such securities and other assets that were transferred in-kind along with the shares received:

Portfolio Name	Securities Market Value and Other Assets	Shares Received
AST Bond Portfolio 2022	$81,330,415	8,133,041
AST Bond Portfolio 2023	54,891,541	5,489,154
AST Bond Portfolio 2024	2,929,799	292,980
AST Bond Portfolio 2025	4,661,546	466,155
AST Bond Portfolio 2026	28,410,307	2,841,031
AST Bond Portfolio 2027	52,581,328	5,258,133
AST Bond Portfolio 2028	113,559,594	11,355,959
AST Bond Portfolio 2029	6,185,458	618,546
AST Bond Portfolio 2030	59,873,308	5,987,331
AST Bond Portfolio 2031	109,858,605	10,985,861
AST Bond Portfolio 2032	142,628,023	14,262,802
AST Bond Portfolio 2033	4,146,115	414,611

	$661,056,039	66,105,604

As of the close of business on June 27, 2022, ASTAcademic Strategies Asset Allocation Portfolio, ASTAdvanced Strategies Portfolio, AST Balanced Asset Allocation Portfolio, AST Capital Growth Asset Allocation Portfolio, AST Investment Grade Bond Portfolio, AST Preservation Asset Allocation Portfolio, and AST Prudential Growth Allocation Portfolio settled the purchase into PGIM Fixed Income Central by delivering portfolio securities and other assets in exchange for shares of PGIM

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Fixed Income Central. The following table is a summary of the value of such securities and other assets that were transferred in-kind along with the shares received:

Portfolio Name	Securities Market Value and Other Assets	Shares Received
AST Academic Strategies Asset Allocation Portfolio	$133,190,709	13,319,071
AST Advanced Strategies Portfolio	413,213,438	41,321,344
AST Balanced Asset Allocation Portfolio	985,356,674	98,535,667
AST Capital Growth Asset Allocation Portfolio	709,531,927	70,953,193
AST Investment Grade Bond Portfolio	896,658,948	89,665,895
AST Preservation Asset Allocation Portfolio	892,295,771	89,229,577
AST Prudential Growth Allocation Portfolio	1,191,282,348	119,128,235

	$5,221,529,815	522,152,982

For U.S. GAAP purposes, the securities and other assets transferred were recorded at fair value, and the historical cost basis of the assets transferred was not carried forward to the Portfolios.

9. Risks of Investing in the Portfolios

The Portfolios’ risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Portfolio, please refer to the Prospectus and Statement of Additional Information of that Portfolio.

Risks	PGIM Fixed Income Central	Target Maturity Central
Asset-Backed and/or Mortgage-Backed Securities	X	X
Asset Transfer Program	X	X
Derivatives	X	X
Economic and Market Events	X	X
Expense	X	X
Fixed Income Securities	X	X
Fund of Funds	X	X
High Yield	X	X
Liquidity and Valuation	X	X
Market and Management	X	X
Regulatory	X	X
Sovereign Debt Securities	X	X
U.S. Government Securities	X	X

Asset-Backed and/or Mortgage-Backed Securities Risk: Asset-backed and mortgage-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables or, in the case of mortgage-backed securities, mortgage loans on residential and/or commercial real estate. Asset-backed and mortgage-backed securities are subject to interest rate risk, credit risk and liquidity risk, which are further described under Fixed Income Securities Risk.

Asset-backed and mortgage-backed securities may also be subject to prepayment and extension risks. In a period of declining interest rates, borrowers may repay principal on mortgages or other loan obligations underlying a security more quickly than anticipated, which may require a Portfolio to reinvest the repayment proceeds in securities that pay lower interest rates (prepayment risk). In a period of rising interest rates, prepayments may occur at a slower rate than expected, which may prevent a Portfolio from reinvesting repayment proceeds in securities that pay higher interest rates (extension risk). The more a Portfolio invests in longer-term securities, the more likely it will be affected by changes in interest rates, which may result in lower than anticipated yield-to-maturity and expected returns as well as reduced market value of such securities.

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The risks associated with investments in asset-backed and mortgage-backed securities, particularly credit risk, are heightened in connection with investments in loans to “subprime” borrowers or borrowers with blemished credit histories. Some mortgage-backed securities receive government or private support, but there is no assurance that such support will remain in place.

Mortgage-backed securities are a specific type of asset-backed security—one backed by mortgage loans on residential and/or commercial real estate. Therefore, they also have risks related to real estate, including significant sensitivity to changes in real estate prices and interest rates and, in the case of commercial mortgages, office and factory occupancy rates. Moreover, securities backed by mortgages issued by private, non-government issuers may experience higher rates of default on the underlying mortgages than government issued mortgages because private issuer mortgage loans often do not meet the underwriting standards of government-issued mortgages. Private issuer mortgage-backed securities may include loans on commercial or residential properties.

A Portfolio may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae or Freddie Mac are not backed by the full faith and credit of the U.S. government, and no assurance can be given that the U.S. government would provide financial support to such securities.

Asset Transfer Program Risk: The Portfolios may be used in connection with certain benefit programs under the Contracts. In order for the Participating Insurance Companies to manage the guarantees offered in connection with these benefit programs, the Participating Insurance Companies generally require Contract owners to participate in certain specialized algorithmic asset transfer programs under which the Participating Insurance Companies will monitor each Contract owner’s account value and, if necessary, will systematically transfer amounts among investment options. The transfers are based on pre-determined, non-discretionary mathematical formulas which generally focus on the amounts guaranteed at specific future dates or the present value of the estimated lifetime payments to be made.

As an example of how the asset transfer formulas operate under certain market environments, a downturn in the equity markets (i.e., a reduction in a Contract owner’s account value within the selected investment options) and certain market return scenarios involving “flat” returns over a period of time may cause the Participating Insurance Companies to transfer some or all of such Contract owner’s account value to a fixed income investment option. In general terms, such transfers are designed to ensure that an appropriate percentage of the projected guaranteed amounts are supported by fixed income investments. The formulas may also trigger transfers from a fixed income investment option back to selected equity and asset allocation options. Under some benefit programs using bond investment options with specific maturities, the transfer formulas may transfer account value among bond investment options with differing maturities based on guarantee calculations, not necessarily market movements. For more information on the benefit programs and asset transfer formulas, please see your Contract prospectus.

These formulas may result in large-scale asset flows into and out of the Portfolios, which, in certain instances, could adversely affect the Portfolios, including their risk profiles, expenses and performance. For example, the asset flows may adversely affect performance by requiring a Portfolio to purchase or sell securities at inopportune times, by otherwise limiting a Subadviser’s ability to fully implement a Portfolio’s investment strategies, or by requiring a Portfolio to hold a larger portion of its assets in highly liquid securities than it otherwise would hold. The asset flows may cause high turnover, which can result in increased transaction costs. The asset flows may also result in low asset levels and high operating expense ratios for a Portfolio. The asset flows could remove all or substantially all of the assets of the Portfolio. The efficient operation of the asset flows depends on active and liquid markets. If market liquidity is strained, the assets flows may not operate as intended. For example, it is possible that illiquid markets or other market stress could cause delays in the transfer of cash from one Portfolio to another Portfolio, which in turn could adversely affect performance.

Derivatives Risk: A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies, and currency exchange rates. Derivatives in which the Portfolios may invest include exchange-traded instruments, as well as privately-negotiated instruments, also called over-the-counter instruments. Examples of derivatives include options, futures, forward agreements, interest rate swap agreements, credit default swap agreements, and credit-linked securities. A Portfolio may, but is not required to, use derivatives to seek to earn income or enhance returns, manage or adjust its risk profile, replace more traditional direct investments, or obtain exposure to certain markets. The use of derivatives to seek to earn income or enhance returns may be considered speculative.

The use of derivatives is a highly specialized activity that involves a variety of risks and costs that are different from, or possibly greater than, investing directly in traditional equity and debt securities, including:

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Counterparty credit risk: There is a risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to a Portfolio. This risk is especially important in the context of privately negotiated instruments. For example, a Portfolio would be exposed to counterparty credit risk to the extent it enters into a credit default swap, that is, it purchases protection against a default by a debt issuer, and the swap counterparty does not maintain adequate reserves to cover such a default.

Leverage risk: Certain derivatives and related trading strategies create debt obligations similar to borrowings, and therefore create, leverage. Leverage can result in losses to a Portfolio that exceed the amount the Portfolio originally invested. To mitigate leverage risk, a Portfolio will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Portfolio to liquidate Portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation or coverage requirements.

Liquidity and valuation risk: Certain exchange-traded derivatives may be difficult or impossible to buy or sell at the time that the seller would like, or at the price that the seller believes the derivative is currently worth. Privately-negotiated instruments may be difficult to terminate, and from time to time, a Portfolio may find it difficult to enter into a transaction that would offset the losses incurred by another derivative that it holds. Derivatives, and especially privately-negotiated instruments, also involve the risk of incorrect valuation (that is, the value assigned to the derivative may not always reflect its risks or potential rewards).

Hedging risk: Hedging is a strategy in which a Portfolio uses a derivative to offset the risks associated with its other portfolio holdings. While hedging can reduce losses, it can also reduce or eliminate gains or magnify losses if the market moves in a manner different from that anticipated by the Portfolio. Hedging also involves the risk that changes in the value of the derivative will not match the value of the holdings being hedged, to the extent expected by the Portfolio, in which case any losses on the holdings being hedged may not be reduced and in fact, may be increased. No assurance can be given that any hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. A Portfolio is not required to use hedging and may choose not to do so.

Futures and Forward Contracts risk: The primary risks associated with the use of futures or forward contracts are: (a) the imperfect correlation between the change in market value of the instruments held by a Portfolio and the price of the futures or forward contract; (b) possible lack of a liquid secondary market for a futures or forward contract and the resulting inability to close a futures or forward contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the failure to predict correctly the direction of securities or commodities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty to the futures or forward contract will default in the performance of its obligations. Additionally, not all forward contracts require a counterparty to post collateral, which may expose a Portfolio to greater losses in the event of a default by a counterparty.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in periods of unusually high volatility in a market or a segment of a market, which could negatively impact performance. Reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Expense Risk: Your actual cost of investing in a Portfolio may be higher than the expenses shown in “Annual Portfolio Operating Expenses” in the Portfolio’s prospectus for a variety of reasons. For example, Portfolio operating expense ratios may be higher than those shown if a Portfolio’s average net assets decrease, fee waivers or expense limitations change, or the Portfolio incurs more expenses than expected. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Portfolio securities can increase expenses.

Fixed Income Securities Risk: Investment in fixed income securities involves a variety of risks, including credit risk, liquidity risk and interest rate risk.

Credit risk: Credit risk is the risk that an issuer or guarantor of a security will be unable or unwilling to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able or willing to make required principal and interest payments. The downgrade of the credit of a security held by a Portfolio may decrease its value. Credit ratings are intended to provide a measure of credit risk. However, credit ratings are only the opinions of the credit rating agency issuing the ratings and are not guarantees as to quality. The lower the rating of a debt security held by a Portfolio, the greater the degree of credit risk that is perceived to exist by the credit rating agency with respect to that security. Increasing the amount of Portfolio assets allocated to lower-rated securities generally will increase the credit risk to which a Portfolio is subject. Information on the ratings issued to debt securities by certain credit rating agencies is included in Appendix I to the Statement of Additional Information (SAI). Not all securities are rated. In the event that the relevant credit rating agencies assign different ratings to the same security, a Portfolio’s Subadviser may determine which rating it believes best reflects the security’s quality and risk at that time. A Portfolio will not necessarily sell a security when its rating is reduced

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below its rating at the time of purchase. Some, but not all, U.S. government securities are insured or guaranteed by the U.S. government, while others are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. Although credit risk may be lower for U.S. government securities than for other investment-grade securities, the return may be lower.

Liquidity risk: Liquidity risk is the risk that a Portfolio may not be able to sell some or all of the securities it holds, either at the price it values the security or at any price. Liquidity risk also includes the risk that there may be delays in selling a security, if it can be sold at all, which could prevent a Portfolio from taking advantage of other investment opportunities. In addition, liquidity risk refers to the risk that a Portfolio may not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, redemption requests by certain large shareholders such as institutional investors, or other reasons. Meeting such redemption requests may cause a Portfolio to have to liquidate portfolio securities at disadvantageous prices or times and/or unfavorable conditions and, thus, could reduce the returns of a Portfolio and dilute remaining investors’ interests. The reduction in dealer market-making capacity in fixed income markets that has occurred in recent years also has the potential to decrease liquidity.

Interest rate risk: Interest rate risk is the risk that the value of an investment may go down in value when interest rates rise. The prices of fixed income securities generally move in the opposite direction to that of market interest rates. Changes in interest rates may also affect the liquidity of a Portfolio’s investments in fixed income securities. The risks associated with changing interest rates are heightened, given that interest rates in the U.S. may increase, possibly suddenly and significantly, with unpredictable effects on the markets and a Portfolio’s investments. In recent years, the U.S. has experienced historically low interest rates, increasing the risk associated with rising interest rates. Volatility in interest rates and in fixed income markets may increase the risk that a Portfolio’s investment in fixed income securities will go down in value. A wide variety of factors can cause interest rates to rise, including central bank monetary policies and inflation rates. Generally, the longer the maturity of a fixed income security, the greater is the decline in its value when rates increase. As a result, portfolios with longer durations and longer weighted average maturities generally have more volatile share prices than portfolios with shorter durations and shorter weighted average maturities. Certain securities acquired by a Portfolio may pay interest at a variable rate or the principal amount of the security periodically adjusts according to the rate of inflation or other measure. In either case, the interest rate at issuance is generally lower than the fixed interest rate of bonds of similar seniority from the same issuer; however, variable interest rate securities generally are subject to a lower risk that their value will decrease during periods of increasing interest rates and increasing inflation. Decreases in interest rates create the potential for a decrease in income earned by a Portfolio. During periods of very low or negative interest rates, a Portfolio may be unable to maintain positive returns. Certain countries have recently experienced negative interest rates on certain fixed-income instruments. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Portfolio performance to the extent the Portfolio is exposed to such interest rates.

Fund of Funds Risk: A Portfolio that is structured as a “fund of funds” invests primarily in a combination of underlying investment companies which we refer to as “Underlying Portfolios.” In addition to the risks associated with the investment in the Underlying Portfolios, these Portfolios are subject to the following risks:

To the extent that a Portfolio concentrates its assets among Underlying Portfolios that invest principally in one or several asset classes, a Portfolio may from time to time underperform mutual funds exposed primarily to other asset classes. For example, a Portfolio may be overweighed in the equity asset class when the stock market is falling and the fixed income market is rising. Likewise, a Portfolio may be overweighted in the fixed income asset class when the fixed income market is falling and the stock market is rising.

The ability of a Portfolio to achieve its investment objective depends on the ability of the selected Underlying Portfolios to achieve their investment objectives. There is a risk that the selected Underlying Portfolios will underperform relevant markets, relevant indices, or other portfolios with similar investment objectives and strategies.

A Portfolio will incur its pro rata share of the expenses of an Underlying Portfolio in which the Portfolio invests, such as investment advisory and other management expenses, and shareholders incur the operating expenses of these Underlying Portfolios.

The performance of a Portfolio may be affected by large purchases and redemptions of Underlying Portfolio shares. For example, large purchases and redemptions may cause an Underlying Portfolio to hold a greater percentage of its assets in cash than other portfolios pursuing similar strategies, and large redemptions may cause an Underlying Portfolio to sell assets at inopportune times. Underlying Portfolios that have experienced significant redemptions may, as a result, have higher

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expense ratios than other portfolios pursuing similar strategies. The Manager and a Portfolio’s Subadviser(s) seek to minimize the impact of large purchases and redemptions of Underlying Portfolio shares, but their abilities to do so may be limited.

There is a potential conflict of interest between a Portfolio and its Manager and a Portfolio’s Subadviser(s). Because the amount of the management fees to be retained by the Manager and their affiliates may differ depending upon which Underlying Portfolios are used in connection with a Portfolio, there is a potential conflict of interest for the Manager and a Portfolio’s Subadviser(s) in selecting the Underlying Portfolios. In addition, the Manager and a Portfolio’s Subadviser(s) may have an incentive to take into account the effect on an Underlying Portfolio in which the Portfolio may invest in determining whether, and under what circumstances, to purchase or sell shares in that Underlying Portfolio. Although the Manager and a Portfolio’s Subadviser(s) take steps to address the potential conflicts of interest, it is possible that the potential conflicts could impact the Portfolios.

High-Yield Risk: Investments in high-yield securities and unrated securities of similar credit quality (commonly known as “high-yield securities” or “junk bonds”) may be subject to greater levels of interest rate, credit, call and liquidity risk than investments in investment grade securities. High-yield securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than other types of securities. An economic downturn or period of rising interest rates could adversely affect the market for high-yield securities and reduce a Portfolio’s ability to sell its high-yield securities at an advantageous time or price. In addition, the market for lower-rated bonds may be thinner and less active than the market for higher-rated bonds, and the prices of lower-rated bonds may fluctuate more than the prices of higher-rated bonds, particularly in times of market stress. High-yield securities frequently have redemption features that permit an issuer to repurchase the security from a Portfolio prior to maturity, which may result in the Portfolio having to reinvest the proceeds in other high-yield securities or similar instruments that may pay lower interest rates.

Liquidity and Valuation Risk: From time to time, a Portfolio may hold one or more securities for which there are no or few buyers and sellers, or where the securities are subject to limitations on transfer. In those cases, a Portfolio may have difficulty determining the values of those securities for the purpose of determining a Portfolio’s net asset value. A Portfolio also may have difficulty disposing of those securities at an advantageous time or at the values determined by the Portfolio for the purpose of determining the Portfolio’s net asset value, especially during periods of significant net redemptions of Portfolio shares. As a result, a Portfolio may be unable to achieve its desired level of exposure to certain issuers, asset classes or sectors. Private equity investments and private real estate-related investments are generally classified as illiquid investments and generally cannot be readily sold. As a result, private real estate-related investments owned by a Portfolio may be valued at fair value pursuant to guidelines established by the Board. Fair value determinations are inherently subjective and reflect good faith judgments based on available information. Accordingly, no assurance can be given that the fair value prices accurately reflect the price a Portfolio would receive upon the sale of the investment. A Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Portfolios with principal investment strategies that involve foreign securities, private placement investments, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity and valuation risk.

In December 2020, the Securities and Exchange Commission (“SEC”) adopted Rule 2a-5, which addresses the valuation practices of registered investment companies and business development companies. Rule 2a-5 establishes a specific framework and a standard of baseline practices across funds to determine fair value in good faith for purposes of the 1940 Act. The impact of the rule on the Portfolios is uncertain at this time.

Market and Management Risk: Market risk is the risk that the markets in which a Portfolio invests will experience market volatility and go down in value, including the possibility that a market will go down sharply and unpredictably. All markets go through cycles, and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. If investor sentiment turns negative, the price of all securities may decline. Market risk also includes the risk that geopolitical and other events will disrupt the economy on a national or global level. For instance, war, terrorism, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics, or epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause a Portfolio to lose value. Such events may reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. During periods of severe market stress, it is possible that the market for some or all of a Portfolio’s investments may become highly volatile and/or illiquid. In such an event, the Portfolio may find it difficult to sell some or all of its investments and, for certain assets, the trade settlement period may be longer than anticipated. In addition, economies and financial markets throughout the world are

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becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Exchanges and securities markets may close early, close late or issue trading halts on specific securities, which may result in, among other things, a Portfolio being unable to buy or sell certain securities at an advantageous time or accurately price its portfolio investments. In addition, a Portfolio may rely on various third-party sources to calculate its net asset value. As a result, a Portfolio is subject to certain operational risks associated with reliance on service providers and service providers’ data sources. In particular, errors or systems failures and other technological issues may adversely impact the Portfolio’s calculations of its net asset value. Such net asset value calculation issues may result in inaccurately calculated net asset values, delays in net asset value calculations and/or the inability to calculate net asset values over extended periods. A Portfolio may be unable to recover any losses associated with such failures.

Management risk is the risk that the investment strategy or the Manager or a subadviser will not work as intended. All decisions by the Manager or a subadviser require judgment and are based on imperfect information. In addition, if a Portfolio is managed using a quantitative investment model, it is subject to the risk that the model may not perform as expected. Similarly, there can be no assurance that quantitative models or methods utilized by the Manager or a subadviser, or related data sources, will always be available, and the loss of access to any such model(s) or data sources could have an adverse impact on a Portfolio’s ability to realize its investment objective. Moreover, regulatory restrictions, actual or potential conflicts of interest or other considerations may cause the Manager or a subadviser to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Portfolio will be achieved.

Regulatory Risk: Each Portfolio is subject to a variety of laws and regulations which govern its operations. Each Portfolio is subject to regulation by the SEC. Similarly, the businesses and other issuers of the securities and other instruments in which a Portfolio invests are also subject to considerable regulation. These laws and regulations are subject to change. Changes in laws and regulations may materially impact a Portfolio, a security, business, sector or market. For example, changes in laws or regulations made by the government or a regulatory body may impact the ability of a Portfolio to achieve its investment objective, or may impact a Portfolio’s investment policies and/or strategies, or may reduce the attractiveness of an investment.

Sovereign Debt Securities Risk: Investing in sovereign debt securities exposes a Portfolio to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. Periods of economic and political uncertainty may result in the illiquidity and increased price volatility of sovereign debt securities held by a Portfolio. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors. In addition, foreign governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments. Moreover, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

U.S. Government Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by a Portfolio, which could have a negative impact on the Portfolio. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

10. Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on the financial statements.

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On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Portfolios.

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Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), each Portfolio has adopted and implemented a liquidity risk management program (the “LRMP”). Each Portfolio’s LRMP seeks to assess and manage the Portfolio’s liquidity risk, which is defined as the risk that the Portfolio is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Portfolio. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Portfolios’ investment manager, to serve as the administrator of each Portfolio’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

Each Portfolio’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, each Portfolio’s LRMP includes no less than annual assessments of factors that influence the Portfolio’s liquidity risk; no less than monthly classifications of the Portfolio’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Portfolio’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Portfolio does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 8-10, 2022, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of each Portfolio’s LRMP, including any material changes to the LRMP for the period from January 1, 2021 through December 31, 2021 (“Reporting Period”). The LRMP Report concluded that each Portfolio’s LRMP was reasonably designed to assess and manage that Portfolio’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that each Portfolio’s investment strategies continue to be appropriate given each Portfolio’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in a Portfolio, including liquidity risks presented by each Portfolio’s investment portfolio, is found in a Portfolio’s Prospectus and Statement of Additional Information.

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The prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life prospectuses contain information on the investment objectives, risks, charges and expenses of the portfolios and on the contracts and should be read carefully.

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Trust’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third calendar quarter-end on Form N-PORT. Form N-PORT is available on the Commission’s website at www.sec.gov or call (800) SEC-0330.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888. Owners of Individual Life Insurance contracts should call (800) 778-2255.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3714

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, Prudential Annuities Life Assurance Corporation and The Prudential Insurance Company of America are available upon request. You may call (800) 944-8786 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

Every year we will send you an updated summary prospectus. We will also send you, or make available to you pursuant to Rule 30e-3 under the Investment Company Act of 1940, an annual report and a semi-annual report, which contain important financial information about the Portfolios.

To reduce Portfolio expenses, we may send or make available one annual shareholder report, one semi-annual shareholder report and one summary prospectus per household (householding), unless you instruct us or the relevant participating insurance company otherwise. Householding is not yet available on all products. You should be aware that by calling (800) 778-2255, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive. Note: Effective January 1, 2021 you may no longer receive mailed copies of the annual and semi-annual reports, unless you elect to continue to receive these mailings.

©2022 Prudential Financial, Inc. and its related entities. PGIM Investments, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

AST-SAR-E

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End

Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a) (1)	Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

APPENDIX A:

Advanced Series Trust (2 of 2 AST Filings)-

AST Academic Strategies Asset Allocation Portfolio

AST Capital Growth Asset Allocation Portfolio

AST Global Bond Portfolio

AST JPM Global Thematic Portfolio

AST JPM Tactical Preservation Portfolio

AST PGIM Fixed Income Central Portfolio

AST T. Rowe Price Asset Allocation Portfolio

AST T. Rowe Price Growth Opportunities Portfolio

AST Target Maturity Central Portfolio

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:          Advanced Series Trust

By:	/s/ Andrew R. French

Andrew R. French

Secretary

Date:	August 26, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Timothy S. Cronin

Timothy S. Cronin

President and Principal Executive Officer

Date:	August 26, 2022

By:	/s/ Christian J. Kelly

Christian J. Kelly

Treasurer and Principal Financial and Accounting Officer

Date:	August 26, 2022